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                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

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                                                       hours per response: 5.0
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-09645
                                  -----------------------------------------

                              Nations Funds Trust
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Bank of America Plaza
                                 NC1-002-33-31
                                  Charlotte NC                28255
    ----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
    ----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  704-388-9174
                                                   -----------------------

Date of fiscal year end:  03-31-05
                        ---------------------------

Date of reporting period:  09-30-04
                         --------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

          Municipal Bond Funds
          Stock Funds
          Nations Money Market Funds
          International/Global Stock Funds
          Index Funds
          Government & Corporate Bond Funds
          Nations LifeGoal Portfolios
          Fixed Income Sector Portfolios

                                             Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Intermediate
                                             Municipal Bond Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

          MUNICIPAL BOND FUNDS               Nations NC Intermediate
          ---------------------------------  Municipal Bond Fund
          Semiannual report for the period
            ended September 30, 2004         Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund







                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                     DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                     Nations Short-Term Municipal Income Fund                        3
                                     Nations Intermediate Municipal Bond Fund                        5
                                     Nations Municipal Income Fund                                   7
                                     Nations CA Intermediate Municipal Bond Fund                     9
                                     Nations CA Municipal Bond Fund                                 11
                                     Nations FL Intermediate Municipal Bond Fund                    13
                                     Nations FL Municipal Bond Fund                                 15
                                     Nations GA Intermediate Municipal Bond Fund                    17
                                     Nations KS Municipal Income Fund                               19
                                     Nations MD Intermediate Municipal Bond Fund                    21
                                     Nations NC Intermediate Municipal Bond Fund                    23
                                     Nations SC Intermediate Municipal Bond Fund                    25
                                     Nations TN Intermediate Municipal Bond Fund                    27
                                     Nations TX Intermediate Municipal Bond Fund                    29
                                     Nations VA Intermediate Municipal Bond Fund                    31
                                     FINANCIAL STATEMENTS
                                     Schedule of investments                                        33
                                     Statements of assets and liabilities                          162
                                     Statements of operations                                      166
                                     Statements of changes in net assets                           170
                                     Schedules of capital stock activity                           176
                                     Financial highlights                                          192
                                     Notes to financial statements                                 222

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS SHORT-TERM MUNICIPAL

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,002.60              $2.01
Hypothetical**..............................................    $1,000.00         $1,023.06              $2.03
INVESTOR A
Actual......................................................    $1,000.00         $1,001.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR B
Actual......................................................    $1,000.00         $  997.60              $7.01
Hypothetical**..............................................    $1,000.00         $1,018.05              $7.08
INVESTOR C
Actual......................................................    $1,000.00         $  997.60              $7.01
Hypothetical**..............................................    $1,000.00         $1,018.05              $7.08

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.40%, Investor A 0.65%, Investor B 1.40% and Investor C 1.40%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SHORT-TERM MUNICIPAL

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

23.9%  General obligation
18.0%  Industrial development revenue/Pollution control revenue
12.6%  Transportation
 8.5%  Education
 6.7%  Electric
 5.9%  Water
 5.7%  Special tax
 4.8%  Hospital
 4.6%  Lease
 9.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Colorado, Public Highway Authority,
                                                                                 Highway Revenue, Series 1997B, (MBIA
                                                                                 Insured), 2.483% 09/01/07               1.3%
                                                                            -------------------------------------------------
                                                                              2  Dallas, Texas, Waterworks and Sewer
                                                                                 System Revenue Refunding, Series
                                                                                 2002A, 5.000% 10/01/06                  1.3%
                                                                            -------------------------------------------------
                                                                              3  Memphis, Tennessee, Electric System
                                                                                 Revenue, Series 2003A, 5.000%
                                                                                 12/01/09                                1.1%
                                                                            -------------------------------------------------
                                                                              4  Ohio State, Higher Educational
                                                                                 Capital Facilities Revenue, Series
                                                                                 2002A-II, 5.000% 12/01/07               1.0%
                                                                            -------------------------------------------------
                                                                              5  Hawaii State, Airports System
                                                                                 Revenue, AMT, (FGIC Insured), 5.000%
                                                                                 07/01/08                                1.0%
                                                                            -------------------------------------------------
                                                                              6  Idaho, Housing and Finance
                                                                                 Association, (Single Family Mortgage
                                                                                 Project) Series 2002B-I, (Bayerische
                                                                                 Landesbank Girozentrale Liquidity
                                                                                 Facility), 1.750% 07/01/33              1.0%
                                                                            -------------------------------------------------
                                                                              7  Connecticut State, Special Tax
                                                                                 Obligation Revenue Refunding,
                                                                                 (Transportation Infrastructure
                                                                                 Project), Series 2003A, 4.000%
                                                                                 09/01/05                                1.0%
                                                                            -------------------------------------------------
                                                                              8  North Slope Borough, Alaska, GO,
                                                                                 Series 1996, (MBIA Insured), 2.455%
                                                                                 06/30/07                                1.0%
                                                                            -------------------------------------------------
                                                                              9  Burke County, Georgia, Development
                                                                                 Authority, PCR, (Oglethorpe Power
                                                                                 Corporation) Series 1993A, (FGIC
                                                                                 Insured, Bayerische Landesbank SBA),
                                                                                 1.700% 01/01/16                         1.0%
                                                                            -------------------------------------------------
                                                                             10  Farmington, New Mexico, PCR, Public
                                                                                 Service Refunding, (San Juan
                                                                                 Project), Series 2003B, 2.100%
                                                                                 04/01/33                                1.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERMEDIATE MUNICIPAL

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,009.40              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,008.10              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,004.40              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,004.40              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERMEDIATE MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

29.6%  General obligation
12.0%  Transportation
 8.7%  Hospital
 8.3%  Prerefunded
 6.1%  Education
 5.8%  Electric
 5.7%  Industrial development revenue/Pollution control revenue
 5.5%  Housing
 4.8%  Water
13.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Atlanta, Georgia, Water & Wastewater
                                                                                 Revenue, Series 1999A, 5.500%
                                                                                 11/01/18                                1.0%
                                                                            -------------------------------------------------
                                                                              2  Delaware Valley, Pennsylvania,
                                                                                 Regional Financing Authority, Local
                                                                                 Government Revenue, Series 2002,
                                                                                 5.500% 07/01/12                         1.0%
                                                                            -------------------------------------------------
                                                                              3  San Francisco, California, GO
                                                                                 Refunding, Series 2002, 5.000%
                                                                                 06/15/11                                0.9%
                                                                            -------------------------------------------------
                                                                              4  Lordburg, New Mexico, PCR Refunding,
                                                                                 (Phelps Dodge Corporation Project)
                                                                                 Series 1993, 6.500% 04/01/13            0.9%
                                                                            -------------------------------------------------
                                                                              5  Hawaii State, GO, Series 2001CV (FGIC
                                                                                 Insured), 5.500% 08/01/09               0.9%
                                                                            -------------------------------------------------
                                                                              6  Arkansas State, Federal Highway Grant
                                                                                 Anticipation GO, Series 2001A, 5.250%
                                                                                 08/01/09                                0.9%
                                                                            -------------------------------------------------
                                                                              7  Maryland State, Transportation
                                                                                 Department Revenue, Series 2002,
                                                                                 5.500% 02/01/10                         0.7%
                                                                            -------------------------------------------------
                                                                              8  Denver, Colorado, City and County
                                                                                 Airport Revenue, Series 1995C, (MBIA
                                                                                 Insured), 6.500% 11/15/12               0.7%
                                                                            -------------------------------------------------
                                                                              9  Harris County, Texas, GO, Series
                                                                                 2001, 5.000% 10/01/12                   0.7%
                                                                            -------------------------------------------------
                                                                             10  Alaska State, Housing Finance
                                                                                 Corporation Revenue, Series 1997A,
                                                                                 (MBIA Insured), 6.000% 06/01/27         0.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MUNICIPAL INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,010.40              $3.02
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,009.20              $4.28
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,005.40              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,006.30              $8.05
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

24.6%  General obligation
13.0%  Hospital
10.9%  Prerefunded
 9.4%  Transportation
 8.2%  Industrial development revenue/Pollution control revenue
 7.6%  Education
 7.3%  Electric
 5.8%  Water
 4.9%  Special tax
 8.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Washington State, GO, Series 1990A,
                                                                                 6.750% 02/01/15                         2.5%
                                                                            -------------------------------------------------
                                                                              2  North Slope Borough, Alaska, Capital
                                                                                 Appreciation GO, Series 2000B, (MBIA
                                                                                 Insured), 3.700% 06/30/11               1.9%
                                                                            -------------------------------------------------
                                                                              3  Washington State, GO, Series 2000A,
                                                                                 5.625% 07/01/21                         1.8%
                                                                            -------------------------------------------------
                                                                              4  Wyoming, Student Loan Corporation,
                                                                                 Revenue Refunding, Series 1999A,
                                                                                 6.250% 06/01/29                         1.7%
                                                                            -------------------------------------------------
                                                                              5  District of Columbia, Hospital
                                                                                 Revenue Refunding, (Medlantic
                                                                                 Healthcare Group Project) Series
                                                                                 1997A, (MBIA Insured), Prerefunded
                                                                                 08/15/07 @ 102, 5.375% 08/15/15         1.6%
                                                                            -------------------------------------------------
                                                                              6  Illinois, Metropolitan Pier &
                                                                                 Exposition Authority, Dedicated State
                                                                                 Tax Revenue, Unrefunded Balance,
                                                                                 Series 1993A, (FGIC Insured), 4.047%
                                                                                 06/15/13                                1.3%
                                                                            -------------------------------------------------
                                                                              7  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, AMT, 6.100%
                                                                                 06/01/31                                1.3%
                                                                            -------------------------------------------------
                                                                              8  Chelan County, Washington,
                                                                                 Development Corporation, PCR
                                                                                 Refunding, (Alcoa, Inc. Project)
                                                                                 Series 1995, 5.850% 12/01/31            1.2%
                                                                            -------------------------------------------------
                                                                              9  Chicago, Illinois, O'Hare
                                                                                 International Airport Revenue
                                                                                 Refunding, Second Lien, Series 1999,
                                                                                 AMT, (AMBAC Insured), 5.500% 01/01/10   1.2%
                                                                            -------------------------------------------------
                                                                             10  Anchorage, Alaska, Electric Utilities
                                                                                 Revenue, Senior Lien, Series 1996B,
                                                                                 (MBIA Insured), 5.500% 02/01/26         1.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS CALIFORNIA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,007.10              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,005.90              $3.77
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,002.10              $7.53
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,002.10              $7.53
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS CALIFORNIA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.1%  Special tax
13.5%  General obligation
13.2%  Lease
12.7%  Electric
11.5%  Prerefunded
 8.7%  Water
 5.4%  Education
 4.2%  Resource recovery
 4.1%  Transportation
 8.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Inland Empire, California, Solid
                                                                                 Waste Authority, Revenue, (Landfill
                                                                                 Improvement Financing Project) Series
                                                                                 1996B, AMT, (FSA Insured), 6.250%
                                                                                 08/01/11                                4.5%
                                                                            -------------------------------------------------
                                                                              2  Oakland, California, Redevelopment
                                                                                 Agency Tax Allocation Refunding,
                                                                                 (Center District Redevelopment
                                                                                 Project) Series 1992, (AMBAC
                                                                                 Insured), 5.500% 02/01/14               3.4%
                                                                            -------------------------------------------------
                                                                              3  Los Angeles, California, Unified
                                                                                 School District, GO, Series 2000D,
                                                                                 5.500% 07/01/09                         3.1%
                                                                            -------------------------------------------------
                                                                              4  San Francisco, California, Bay Area
                                                                                 Rapid Transportation District, Sales
                                                                                 Tax Revenue, Series 1998, 5.500%
                                                                                 07/01/09                                3.0%
                                                                            -------------------------------------------------
                                                                              5  Southern California Public Power
                                                                                 Authority, Power Project Revenue,
                                                                                 Series 1989, 6.750% 07/01/13            2.9%
                                                                            -------------------------------------------------
                                                                              6  California, Santa Margarita/Dana
                                                                                 Point Authority, Revenue, Series
                                                                                 1997A, (AMBAC Insured), 5.500%
                                                                                 08/01/11                                2.9%
                                                                            -------------------------------------------------
                                                                              7  Oakland, California, J.T. Powers
                                                                                 Financing Authority, Lease Revenue
                                                                                 Refunding, (Oakland Convention
                                                                                 Centers) Series 2001, (AMBAC
                                                                                 Insured), 5.500% 10/01/11               2.7%
                                                                            -------------------------------------------------
                                                                              8  California, Kings River Conservation
                                                                                 District Revenue, Certificates of
                                                                                 Participation, (Peaking Project)
                                                                                 Series 2004, 5.000% 05/01/14            2.7%
                                                                            -------------------------------------------------
                                                                              9  Metropolitan Water District of
                                                                                 Southern California, Waterworks
                                                                                 Revenue Refunding, Series 2004B,
                                                                                 5.000% 07/01/14                         2.6%
                                                                            -------------------------------------------------
                                                                             10  San Jose, California, Airport Revenue
                                                                                 Refunding, Series 2003B, (FSA
                                                                                 Insured), 5.000% 03/01/10               2.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS CALIFORNIA MUNICIPAL

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,011.80              $3.03
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,011.90              $4.29
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,006.80              $8.05
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,008.20              $8.05
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS CALIFORNIA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

16.1%  Water
15.3%  General obligation
12.3%  Transportation
11.3%  Prerefunded
 9.2%  Electric
 8.4%  Housing
 8.3%  Hospital
 7.3%  Lease
 6.5%  Special tax
 5.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  California, Statewide Communities
                                                                                 Development Authority, Apartment
                                                                                 Development Revenue Refunding,
                                                                                 (Irvine Apartment Communities
                                                                                 Project) Series 1998A-4, Mandatory
                                                                                 Put 05/15/13 @ 100, 5.250% 05/15/25     2.4%
                                                                            -------------------------------------------------
                                                                              2  Fresno, California, Sewer Revenue,
                                                                                 Series 1993A-1, (AMBAC Insured),
                                                                                 6.250% 09/01/14                         2.3%
                                                                            -------------------------------------------------
                                                                              3  West Covina, California,
                                                                                 Redevelopment Agency, Community
                                                                                 Facilities District Special Tax
                                                                                 Refunding, (Fashion Plaza Project)
                                                                                 Series 1996, 6.000% 09/01/17            2.2%
                                                                            -------------------------------------------------
                                                                              4  California, Health Facilities
                                                                                 Financing Authority, Revenue
                                                                                 Refunding, Insured Health Facilities,
                                                                                 (Mark Twain Project) Series 1996,
                                                                                 (MBIA Insured), 6.000% 07/01/16         2.0%
                                                                            -------------------------------------------------
                                                                              5  Puerto Rico, Electric Power
                                                                                 Authority, Power Revenue, Series
                                                                                 2000HH, (FSA Insured), 5.250%
                                                                                 07/01/29                                2.0%
                                                                            -------------------------------------------------
                                                                              6  Southern California Public Power
                                                                                 Authority, Power Project Revenue,
                                                                                 Series 1989, 6.750% 07/01/13            1.8%
                                                                            -------------------------------------------------
                                                                              7  Metropolitan Water District of
                                                                                 Southern California, Waterworks
                                                                                 Revenue Refunding, Series 1993A,
                                                                                 5.750% 07/01/21                         1.6%
                                                                            -------------------------------------------------
                                                                              8  Rancho, California, Water District
                                                                                 Financing Authority, Revenue
                                                                                 Refunding, Series 1995, (FGIC
                                                                                 Insured), 5.900% 11/01/15               1.6%
                                                                            -------------------------------------------------
                                                                              9  Lompoc, California, Unified School
                                                                                 District, GO, (Election of 2002
                                                                                 Project) Series 2003A, (FGIC
                                                                                 Insured), 5.000% 08/01/27               1.6%
                                                                            -------------------------------------------------
                                                                             10  Foothill/Eastern Corridor Agency,
                                                                                 California, Toll Road, Revenue
                                                                                 Refunding, Series 1999, 5.750%
                                                                                 01/15/40                                1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,004.40              $2.51
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,003.10              $3.77
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $  999.40              $7.52
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $  999.40              $7.52
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

22.8%  Special tax
18.4%  Hospital
10.2%  Electric
 8.5%  Transportation
 8.2%  Prerefunded
 7.9%  Water
 5.4%  Housing
 4.9%  General obligation
 4.3%  Lease
 9.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Orlando, Florida, Utilities
                                                                                 Commission, Water and Electric,
                                                                                 Revenue Refunding, Series 2001,
                                                                                 5.000% 10/01/09                         3.1%
                                                                            -------------------------------------------------
                                                                              2  Florida State, Department of
                                                                                 Environmental Protection &
                                                                                 Preservation, Revenue, (Florida
                                                                                 Forever Project), Series 2001B, (MBIA
                                                                                 Insured), 5.000% 07/01/09               2.7%
                                                                            -------------------------------------------------
                                                                              3  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue,
                                                                                 (Orlando Regional Healthcare Project)
                                                                                 Series 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/08                                2.6%
                                                                            -------------------------------------------------
                                                                              4  Manatee County, Florida, School
                                                                                 District Sales Tax, Revenue, Series
                                                                                 2003, (AMBAC Insured), 5.000%
                                                                                 10/01/12                                2.3%
                                                                            -------------------------------------------------
                                                                              5  Arlington County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 Hospital Facility, Revenue, (Virginia
                                                                                 Hospital Arlington Health Systems
                                                                                 Project), Series 2001, 5.500%
                                                                                 07/01/14                                2.2%
                                                                            -------------------------------------------------
                                                                              6  South Broward, Florida, Hospital
                                                                                 District, Revenue, Series 2003A,
                                                                                 (MBIA Insured), 5.250% 05/01/12         2.1%
                                                                            -------------------------------------------------
                                                                              7  Orange County, Florida, Tourist
                                                                                 Development Tax Authority, Revenue
                                                                                 Refunding, Series 1998A, (AMBAC
                                                                                 Insured), 5.000% 10/01/15               2.1%
                                                                            -------------------------------------------------
                                                                              8  Tallahassee, Florida, Blue Print 2000
                                                                                 Intern Government, Revenue, Series
                                                                                 2003, (FSA Insured), 5.000% 10/01/13    2.0%
                                                                            -------------------------------------------------
                                                                              9  Collier County, Florida, Gas Tax
                                                                                 Revenue, Series 2003, (AMBAC
                                                                                 Insured), 5.250% 06/01/13               2.0%
                                                                            -------------------------------------------------
                                                                             10  Palm Beach County, Florida, Criminal
                                                                                 Justice Facilities, Revenue, Series
                                                                                 1997, (FGIC Insured), 5.750% 06/01/13   2.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FLORIDA MUNICIPAL

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,008.60              $3.02
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,007.30              $4.28
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,003.60              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.50              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,003.60              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.50              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS FLORIDA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

13.5%  Transportation
12.3%  Prerefunded
11.4%  General obligation
11.3%  Special tax
10.7%  Water
 8.7%  Electric
 7.8%  Hospital
 6.4%  Housing
 6.0%  Resource recovery
11.9%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Palm Beach County, Florida, Solid
                                                                                 Waste Authority, Revenue, Unrefunded
                                                                                 Balance, Series 1997A, (AMBAC
                                                                                 Insured), Mandatory Put 07/01/10 @
                                                                                 100, 6.000% 10/01/10                    5.9%
                                                                            -------------------------------------------------
                                                                              2  Puerto Rico, Commonwealth GO, Series
                                                                                 1997, (MBIA Insured), 6.500% 07/01/15   5.4%
                                                                            -------------------------------------------------
                                                                              3  Jacksonville, Florida, GTD,
                                                                                 Entitlement Revenue Refunding and
                                                                                 Improvement, Series 2002, (FGIC
                                                                                 Insured), 5.375% 10/01/19               4.2%
                                                                            -------------------------------------------------
                                                                              4  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue, Series
                                                                                 1996A, (MBIA Insured), Escrowed to
                                                                                 Maturity, 6.250% 10/01/16               4.2%
                                                                            -------------------------------------------------
                                                                              5  Miami-Dade County, Florida, Aviation
                                                                                 Revenue, Series 1998C, AMT, (MBIA
                                                                                 Insured), 5.250% 10/01/15               3.8%
                                                                            -------------------------------------------------
                                                                              6  Gainesville, Florida, Utility Systems
                                                                                 Revenue, Series 1992B, 6.500%
                                                                                 10/01/11                                3.7%
                                                                            -------------------------------------------------
                                                                              7  Orlando, Florida, Greater Orlando
                                                                                 Aviation Authority, Airport
                                                                                 Facilities Revenue, Series 1999A,
                                                                                 AMT, (FGIC Insured), 5.250% 10/01/10    3.3%
                                                                            -------------------------------------------------
                                                                              8  Florida State, Board of Education,
                                                                                 Capital Outlay GO, Series 1997A,
                                                                                 5.000% 01/01/17                         3.3%
                                                                            -------------------------------------------------
                                                                              9  Tampa, Florida, Sports Authority,
                                                                                 Sales Tax Revenue, (Tampa Bay Arena
                                                                                 Project) Series 1995, (MBIA Insured),
                                                                                 5.750% 10/01/15                         3.0%
                                                                            -------------------------------------------------
                                                                             10  Brevard County, Florida, Health
                                                                                 Facilities Authority, Revenue,
                                                                                 (Holmes Regional Medical Center, Inc.
                                                                                 Project) Series 1996, (MBIA Insured),
                                                                                 5.625% 10/01/14                         2.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS GEORGIA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,011.20              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,010.00              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,005.30              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,006.20              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS GEORGIA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

26.2%  General obligation
13.7%  Prerefunded
12.1%  Hospital
10.0%  Industrial development revenue/
       Pollution control revenue
 9.9%  Water
 6.1%  Housing
 5.6%  Transportation
 5.2%  Lease
 3.9%  Education
 7.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Atlanta, Georgia, Airport Facilities
                                                                                 Revenue Refunding, Series 2000A,
                                                                                 (FGIC Insured), Prerefunded 01/01/10
                                                                                 @ 101, 5.600% 01/01/30                  3.8%
                                                                            -------------------------------------------------
                                                                              2  Cobb County and Marietta, Georgia,
                                                                                 Water Authority, Revenue, Series
                                                                                 2002, 5.125% 11/01/20                   3.7%
                                                                            -------------------------------------------------
                                                                              3  Monroe County, Georgia, Development
                                                                                 Authority, PCR, (Georgia Power
                                                                                 Company Plant Scherer Project) Series
                                                                                 2001, (AMBAC Insured), Mandatory Put
                                                                                 12/01/08 @ 100, 4.200% 01/01/12         3.5%
                                                                            -------------------------------------------------
                                                                              4  Fulton County, Georgia, Building
                                                                                 Authority, Revenue, (Judicial Center
                                                                                 Facilities Project) Series 2002B,
                                                                                 4.000% 01/01/08                         3.5%
                                                                            -------------------------------------------------
                                                                              5  Detroit, Michigan, GO Refunding,
                                                                                 Series 2001B, (MBIA Insured), 5.375%
                                                                                 04/01/14                                2.7%
                                                                            -------------------------------------------------
                                                                              6  Clayton County, Georgia, Housing
                                                                                 Authority, Multi-Family Housing
                                                                                 Revenue Refunding, (Tara Court II
                                                                                 Apartments Project) Series 2001,
                                                                                 (FNMA Liquidity Facility), Mandatory
                                                                                 Put 12/01/11 @ 100, 4.350% 12/01/31     2.7%
                                                                            -------------------------------------------------
                                                                              7  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, Prerefunded
                                                                                 10/01/04 @ 102, 6.000% 10/01/14         2.5%
                                                                            -------------------------------------------------
                                                                              8  Clayton County, Georgia, Hospital
                                                                                 Authority, Revenue Anticipation
                                                                                 Certificates, (Southern Regional
                                                                                 Medical Center Project) Series 1998A,
                                                                                 (MBIA Insured), 5.250% 08/01/09         2.3%
                                                                            -------------------------------------------------
                                                                              9  Georgia State, GO, Series 1999D,
                                                                                 5.800% 11/01/13                         2.3%
                                                                            -------------------------------------------------
                                                                             10  Henry County, Georgia, Hospital
                                                                                 Authority, Revenue, (Henry Medical
                                                                                 Center Project) Series 1997, (AMBAC
                                                                                 Insured), 6.000% 07/01/29               2.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS KANSAS MUNICIPAL

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,008.40              $3.02
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,008.10              $4.28
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,004.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,004.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS KANSAS MUNICIPAL

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

33.9%  General obligation
15.6%  Hospital
12.4%  Prerefunded
 9.3%  Education
 8.6%  Transportation
 4.7%  Water
 3.0%  Housing
 2.2%  Industrial development revenue/Pollution control revenue
 1.6%  Electric
 8.7%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Calhoun County, South Carolina, Solid
                                                                                 Waste Disposal Facility Revenue,
                                                                                 (Carolina Eastman Company Project)
                                                                                 Series 1992, AMT, 6.750% 05/01/17       3.5%
                                                                            -------------------------------------------------
                                                                              2  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Regents-Wichita
                                                                                 University Project) Series 2000B,
                                                                                 (AMBAC Insured), 5.900% 04/01/15        3.2%
                                                                            -------------------------------------------------
                                                                              3  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Board of Regents
                                                                                 Scientific Research) Series 2003,
                                                                                 (AMBAC Insured), 5.000% 10/01/19        3.0%
                                                                            -------------------------------------------------
                                                                              4  Kansas State, Turnpike Authority,
                                                                                 Revenue, Series 2002, (FSA Insured),
                                                                                 5.250% 09/01/15                         3.0%
                                                                            -------------------------------------------------
                                                                              5  Wyandotte County, Kansas, School
                                                                                 District Number 500, GO, Series 2002,
                                                                                 (FSA Insured), 5.000% 09/01/20          2.8%
                                                                            -------------------------------------------------
                                                                              6  Shawnee County, Kansas, GO Refunding
                                                                                 & Improvement, Series 2002, (FSA
                                                                                 Insured), 5.250% 09/01/17               2.6%
                                                                            -------------------------------------------------
                                                                              7  Dodge, Kansas, Unified School
                                                                                 District Number 443, GO Refunding,
                                                                                 Series 2002, (FGIC Insured), 5.000%
                                                                                 03/01/13                                2.5%
                                                                            -------------------------------------------------
                                                                              8  North Slope Borough, Alaska, Capital
                                                                                 Appreciation GO, Series 2000B, (MBIA
                                                                                 Insured), 3.118% 06/30/09               2.4%
                                                                            -------------------------------------------------
                                                                              9  Kansas, University Hospital
                                                                                 Authority, Revenue, (Kansas
                                                                                 University Health System Project)
                                                                                 Series 1999A, (AMBAC Insured), 5.400%
                                                                                 09/01/13                                2.4%
                                                                            -------------------------------------------------
                                                                             10  Butler & Sedgwick Counties, Andover,
                                                                                 Kansas, Unified School District
                                                                                 Number 385, GO Refunding, Series
                                                                                 2000, (FSA Insured), 6.000% 09/01/13    2.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARYLAND INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,000.30              $2.51
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $  999.90              $3.76
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $  996.20              $7.51
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $  995.30              $7.50
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARYLAND INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

36.8%  General obligation
15.9%  Prerefunded
12.0%  Transportation
 8.4%  Housing
 6.1%  Resource recovery
 4.1%  Electric
 4.0%  Lease
 3.5%  Education
 2.6%  Industrial development revenue/Pollution control revenue
 6.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maryland State, Department of
                                                                                 Transportation, Revenue, Series 2002,
                                                                                 5.500% 02/01/14                         3.2%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, State and Local
                                                                                 Facilities Loan GO, Series 2000,
                                                                                 5.500% 08/01/09                         2.9%
                                                                            -------------------------------------------------
                                                                              3  Puerto Rico, Public Buildings
                                                                                 Authority, Revenue GTD Refunding,
                                                                                 Government Facilities, Series 2003H,
                                                                                 (AMBAC Insured), 5.500% 07/01/18        2.7%
                                                                            -------------------------------------------------
                                                                              4  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Johns Hopkins University
                                                                                 Project) Series 1999, Prerefunded
                                                                                 07/01/09 @ 101, 6.000% 07/01/39         2.7%
                                                                            -------------------------------------------------
                                                                              5  Prince Georges County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 2001, (FGIC Insured), 5.250%
                                                                                 12/01/11                                2.5%
                                                                            -------------------------------------------------
                                                                              6  Prince Georges County, Maryland,
                                                                                 Construction Public Improvements GO,
                                                                                 Series 2001, (FGIC Insured), 5.250%
                                                                                 12/01/12                                2.4%
                                                                            -------------------------------------------------
                                                                              7  Austin, Texas, Utilities System
                                                                                 Revenue, Refunding, Series 1997, (FSA
                                                                                 Insured), 5.125% 11/15/13               2.1%
                                                                            -------------------------------------------------
                                                                              8  Prince Georges County, Maryland,
                                                                                 Solid Waste Management System
                                                                                 Revenue, (MBIA Insured), 5.000%
                                                                                 06/15/08                                2.1%
                                                                            -------------------------------------------------
                                                                              9  Anne Arundel County, Maryland, GO,
                                                                                 Series 2003, 5.000% 03/01/13            2.1%
                                                                            -------------------------------------------------
                                                                             10  Howard County, Maryland, Consolidated
                                                                                 Public Improvement GO, Series 2002A,
                                                                                 5.000% 08/15/09                         2.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS NORTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,011.20              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,010.00              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,006.20              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,006.10              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS NORTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

29.0%  General obligation
15.4%  Prerefunded
15.0%  Hospital
12.2%  Lease
 6.2%  Housing
 4.4%  Education
 4.3%  Water
 4.0%  Transportation
 4.0%  Electric
 5.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  North Carolina State, GO, Series
                                                                                 2001A, 4.750% 03/01/14                  2.7%
                                                                            -------------------------------------------------
                                                                              2  Orange County, North Carolina, GO,
                                                                                 Series 2000, 5.300% 04/01/18            2.6%
                                                                            -------------------------------------------------
                                                                              3  Haywood County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue Refunding,
                                                                                 (Champion International Corporation
                                                                                 Project) Series 1999, AMT, 6.400%
                                                                                 11/01/24                                2.1%
                                                                            -------------------------------------------------
                                                                              4  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Novant Health Obligation
                                                                                 Group Project) Series 2003A, 5.000%
                                                                                 11/01/17                                1.9%
                                                                            -------------------------------------------------
                                                                              5  North Carolina, Housing Finance
                                                                                 Agency, Single-Family Housing
                                                                                 Revenue, (Home Ownership Project)
                                                                                 Series 1998A-1, AMT, 5.350% 01/01/17    1.7%
                                                                            -------------------------------------------------
                                                                              6  Wake County, North Carolina, Hospital
                                                                                 Revenue, Series 1993, (MBIA Insured),
                                                                                 5.125% 10/01/26                         1.7%
                                                                            -------------------------------------------------
                                                                              7  University of North Carolina, Revenue
                                                                                 Refunding, Series 2002B, 5.000%
                                                                                 12/01/06                                1.6%
                                                                            -------------------------------------------------
                                                                              8  North Carolina State, GO, Series
                                                                                 1997A, 5.100% 03/01/06                  1.6%
                                                                            -------------------------------------------------
                                                                              9  Charlotte-Mecklenburg Hospital
                                                                                 Authority, Revenue, (Carolinas
                                                                                 Healthcare System Project) Series
                                                                                 1997A, 5.125% 01/15/22                  1.6%
                                                                            -------------------------------------------------
                                                                             10  Johnston County, North Carolina, GO,
                                                                                 Series 2000, (FGIC Insured), 5.500%
                                                                                 03/01/16                                1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SOUTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,011.10              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,009.90              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,006.10              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,005.10              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SOUTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.3%  Water
17.3%  General obligation
12.8%  Hospital
10.4%  Prerefunded
 9.8%  Electric
 8.8%  Industrial development revenue/Pollution control revenue
 8.4%  Transportation
 4.1%  Education
 3.3%  Resource Recovery
 6.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Illinois, Educational Facilities
                                                                                 Authority Revenue, Series 2003C,
                                                                                 (AMBAC Insured), 5.000% 09/01/18        4.0%
                                                                            -------------------------------------------------
                                                                              2  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            3.4%
                                                                            -------------------------------------------------
                                                                              3  Charleston County, South Carolina,
                                                                                 Hospital Facilities Revenue, (Care
                                                                                 Alliance Health Services Project)
                                                                                 Series 1999A, (FSA Insured), 5.125%
                                                                                 08/15/15                                3.1%
                                                                            -------------------------------------------------
                                                                              4  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (Palmetto Health
                                                                                 Alliance Project) Series 2000A,
                                                                                 Prerefunded 12/15/10 @ 102, 7.125%
                                                                                 12/15/15                                3.0%
                                                                            -------------------------------------------------
                                                                              5  South Carolina State, Capital
                                                                                 Improvement GO, Series 1996A, 3.500%
                                                                                 07/01/06                                2.8%
                                                                            -------------------------------------------------
                                                                              6  Charleston, South Carolina,
                                                                                 Waterworks and Sewer Capital
                                                                                 Improvement Revenue Refunding, Series
                                                                                 1998, 5.250% 01/01/08                   2.4%
                                                                            -------------------------------------------------
                                                                              7  Piedmont Municipal Power Agency,
                                                                                 South Carolina, Electric Revenue
                                                                                 Refunding, Series 1996B, (MBIA
                                                                                 Insured), 5.250% 01/01/09               2.3%
                                                                            -------------------------------------------------
                                                                              8  Georgetown County, South Carolina,
                                                                                 PCR Refunding, (International Paper
                                                                                 Company Project) Series 1999A, 5.125%
                                                                                 02/01/12                                2.3%
                                                                            -------------------------------------------------
                                                                              9  Greenville County, South Carolina,
                                                                                 School District, Installment Purchase
                                                                                 Revenue Refunding, (Building Equity
                                                                                 Sooner Tomorrow Project) Series 2003,
                                                                                 5.250% 12/01/16                         2.2%
                                                                            -------------------------------------------------
                                                                             10  South Carolina State, Port Authority,
                                                                                 Revenue, Series 1998, AMT, (FSA
                                                                                 Insured), 5.250% 07/01/13               2.1%
                                                                            -------------------------------------------------






                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS TENNESSEE INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,010.60              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,009.30              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,005.50              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,005.60              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS TENNESSEE INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

48.8%  General obligation
11.5%  Hospital
 9.9%  Housing
 5.1%  Resource recovery
 4.9%  Industrial development revenue/Pollution control revenue
 4.1%  Prerefunded
 4.1%  Electric
 3.3%  Education
 1.9%  Transportation
 6.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Memphis, Tennessee, GO, Series 2000,
                                                                                 5.000% 04/01/17                         4.7%
                                                                            -------------------------------------------------
                                                                              2  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         4.0%
                                                                            -------------------------------------------------
                                                                              3  Tennessee, Housing Development
                                                                                 Agency, Revenue, (Home Ownership
                                                                                 Program) Series 1997-3A, AMT, 3.627%
                                                                                 01/01/08                                3.9%
                                                                            -------------------------------------------------
                                                                              4  Tennessee State, GO, Series 1999B,
                                                                                 (FSA Insured), 5.250% 05/01/17          3.9%
                                                                            -------------------------------------------------
                                                                              5  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   3.8%
                                                                            -------------------------------------------------
                                                                              6  Rutherford County, Tennessee, Public
                                                                                 Improvement GO, Series 1996, 6.000%
                                                                                 04/01/06                                3.0%
                                                                            -------------------------------------------------
                                                                              7  Madison County, Tennessee, GO, Series
                                                                                 2002, 5.000% 04/01/13                   3.0%
                                                                            -------------------------------------------------
                                                                              8  Anderson County, Tennessee, GO
                                                                                 Refunding, Series 2001, (FSA
                                                                                 Insured), 5.000% 04/01/13               2.9%
                                                                            -------------------------------------------------
                                                                              9  Tennessee, Tennergy Corporation, Gas
                                                                                 Revenue, Series 1999, (MBIA Insured),
                                                                                 5.000% 06/01/07                         2.8%
                                                                            -------------------------------------------------
                                                                             10  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board Revenue, (University Health
                                                                                 Systems Inc. Project) Series 1999,
                                                                                 5.750% 04/01/19                         2.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS TEXAS INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,010.70              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,010.40              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,005.70              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,006.60              $7.55
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS TEXAS INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

32.6%  General obligation
14.9%  Prerefunded
12.1%  Education
11.1%  Hospital
 9.3%  Electric
 5.5%  Water
 4.5%  Industrial development revenue/Pollution control revenue
 3.5%  Special tax
 2.7%  Transportation
 3.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Round Rock, Texas, Independent School
                                                                                 District, GO, Series 2000, (PSF-GTD),
                                                                                 5.000% 08/01/18                         2.5%
                                                                            -------------------------------------------------
                                                                              2  North Central, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Facilities Revenue,
                                                                                 (Presbyterian Healthcare Residential
                                                                                 Project) Series 1996B, (MBIA
                                                                                 Insured), 5.500% 06/01/16               2.4%
                                                                            -------------------------------------------------
                                                                              3  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue Refunding, Junior
                                                                                 Lien, Series 1997A, (FGIC Insured),
                                                                                 5.375% 12/01/27                         2.3%
                                                                            -------------------------------------------------
                                                                              4  Harlandale, Texas, Independent School
                                                                                 District, GO Refunding, Series 2004,
                                                                                 (PSF-GTD), 5.250% 08/15/16              2.2%
                                                                            -------------------------------------------------
                                                                              5  University of Texas, Permanent
                                                                                 University Funds Revenue Refunding,
                                                                                 Series 2002A, 5.000% 07/01/07           2.2%
                                                                            -------------------------------------------------
                                                                              6  Texas State, Water Development GO,
                                                                                 Series 1997, 5.250% 08/01/28            2.2%
                                                                            -------------------------------------------------
                                                                              7  Travis County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue, (Ascension Health Credit
                                                                                 Project) Series 1999A, (MBIA
                                                                                 Insured), 5.750% 11/15/09               1.9%
                                                                            -------------------------------------------------
                                                                              8  Austin, Texas, Independent School
                                                                                 District, GO, Series 2004, (PSF-GTD
                                                                                 Insured), 5.000% 08/01/12               1.8%
                                                                            -------------------------------------------------
                                                                              9  Texas A&M University, Permanent
                                                                                 University Funds Revenue Refunding,
                                                                                 Series 2003, 5.250% 07/01/14            1.8%
                                                                            -------------------------------------------------
                                                                             10  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue Refunding, Junior
                                                                                 Lien, Series 1996A, (FGIC Insured),
                                                                                 5.250% 12/01/25                         1.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,011.20              $2.52
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $1,009.90              $3.78
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80
INVESTOR B
Actual......................................................    $1,000.00         $1,005.20              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59
INVESTOR C
Actual......................................................    $1,000.00         $1,006.10              $7.54
Hypothetical**..............................................    $1,000.00         $1,017.55              $7.59

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50%, Investor A 0.75%, Investor B 1.50% and Investor C 1.50%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

31.4%  General obligation
12.1%  Resource recovery
11.9%  Water
 9.6%  Transportation
 8.4%  Education
 5.7%  Prerefunded
 5.7%  Hospital
 3.7%  Housing
 3.0%  Industrial development revenue/Pollution control revenue
 8.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fairfax County, Virginia, Economic
                                                                                 Development Authority, Resource
                                                                                 Recovery, Revenue Refunding, Series
                                                                                 1998A, AMT, (AMBAC Insured), 5.950%
                                                                                 02/01/07                                3.7%
                                                                            -------------------------------------------------
                                                                              2  Virginia State GO, Series 2002,
                                                                                 4.000% 06/01/09                         3.2%
                                                                            -------------------------------------------------
                                                                              3  Chesapeake, Virginia, GO Refunding,
                                                                                 Series 1993, 5.125% 12/01/05            1.9%
                                                                            -------------------------------------------------
                                                                              4  Suffolk, Virginia, Redevelopment and
                                                                                 Housing Authority, Multi-Family
                                                                                 Housing Revenue Refunding, (Windsor
                                                                                 Ltd. Partnership Project) Series
                                                                                 2001, (FNMA Insured), Mandatory Put
                                                                                 07/01/11 @ 100, 4.850% 07/01/31         1.9%
                                                                            -------------------------------------------------
                                                                              5  Norfolk, Virginia, Capital
                                                                                 Improvement GO Refunding, Series
                                                                                 2002B, 5.250% 07/01/11                  1.7%
                                                                            -------------------------------------------------
                                                                              6  Fairfax County, Virginia, GO, Series
                                                                                 2002A, (State Aid Withholding),
                                                                                 5.000% 06/01/10                         1.6%
                                                                            -------------------------------------------------
                                                                              7  Virginia, Southeastern Public Service
                                                                                 Authority, Revenue Refunding, Series
                                                                                 1993A, (MBIA Insured), 5.100%
                                                                                 07/01/08                                1.6%
                                                                            -------------------------------------------------
                                                                              8  Virginia, Virginia College Building
                                                                                 Authority, Educational Facilities
                                                                                 Revenue, (University Richmond
                                                                                 Project) Series 2002A, Mandatory Put
                                                                                 03/01/09 @ 100, 5.000% 03/01/32         1.6%
                                                                            -------------------------------------------------
                                                                              9  Washington State, Motor Vehicle Fuel
                                                                                 Tax, GO, Series 1997F, 5.375%
                                                                                 07/01/22                                1.6%
                                                                            -------------------------------------------------
                                                                             10  Illinois, Metropolitan Pier and
                                                                                 Exposition Authority, Dedicated State
                                                                                 Tax Revenue Refunding, (McCormick
                                                                                 Plant Expansion) Series 2002B, (MBIA
                                                                                 Insured), 5.250% 06/15/11               1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            ALABAMA -- 2.1%
 $ 1,000    Alabama State, Public School and College
              Authority, Revenue, Series 1996, (MBIA
              Insured),
              5.250% 11/01/05...........................  Aaa       AAA        $    1,038
   2,000    Alabama, 21st Century Authority Settlement
              Revenue,
              5.250% 12/01/07...........................  A1        A-              2,085
   1,110    Birmingham, Alabama Waterworks & Sewer Board
              Water & Sewer Revenue, Series 2004B, (FGIC
              Insured),
              2.880% 01/01/07...........................  Aaa       AAA             1,101
   1,145    Birmingham, Alabama Waterworks & Sewer Board
              Water & Sewer Revenue, Series 2004B, (FGIC
              Insured),
              3.420% 01/01/08...........................  Aaa       AAA             1,140
   1,185    Birmingham, Alabama Waterworks & Sewer Board
              Water & Sewer Revenue, Series 2004B, (FGIC
              Insured),
              3.890% 01/01/09...........................  Aaa       AAA             1,185
   2,000    Birmingham, Alabama, GO, Series 2002B,
              (AMBAC Insured),
              5.000% 12/01/04...........................  Aaa       AAA             2,011
   2,000    Butler, Alabama, Industrial Development
              Board, PCR Refunding, (James River
              Project) Series 1993,
              5.500% 12/01/05...........................  Ba2       BB              2,039
   2,100    Hoover, Alabama, GO, Series 2003, (MBIA
              Insured),
              5.000% 03/01/08...........................  Aaa       AAA             2,281
   1,000    Huntsville, Alabama, GO Refunding, Series
              2002F,
              4.000% 08/01/05...........................  Aa2       AA              1,019

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 5,000    Jefferson County, Alabama, Sewer Revenue,
              Series 2003C-4,
              1.400% 02/01/42...........................  Aaa       AAA        $    5,000
   3,085    Montgomery, Alabama, Downtown Redevelopment
              Authority Lease Revenue Refunding, (State
              of Alabama Project) Series 2002,
              5.000% 10/01/07...........................  Aaa       AAA             3,333
                                                                               ----------
                                                                                   22,232
                                                                               ----------
            ALASKA -- 2.7%
   1,395    Alaska, Municipal Board Bank Authority,
              Revenue, AMT, Series 2003A, (MBIA
              Insured),
              3.500% 12/01/04...........................  Aaa       AAA             1,399
     845    Alaska, Municipal Board Bank Authority,
              Revenue, AMT, Series 2003A, (MBIA
              Insured),
              3.500% 12/01/05...........................  Aaa       AAA               862
   2,500    Alaska, Student Loan Corporation, Student
              Loan Revenue, Series 1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08...........................  Aaa       AAA             2,683
   4,600    Anchorage, Alaska, Electric Utility Revenue
              Refunding, Senior Lien, Series 1999, (MBIA
              Insured),
              5.000% 06/01/06...........................  Aaa       AAA             4,833
   4,890    Anchorage, Alaska, GO, Series 2002A, (MBIA
              Insured),
              4.000% 06/01/06...........................  Aaa       AAA             5,062
   1,000    North Slope Borough, Alaska, Capital
              Appreciation GO, Series 1995A, (MBIA
              Insured),
              2.079%& 06/30/06..........................  Aaa       AAA               964
  10,700    North Slope Borough, Alaska, GO, Series
              1996, (MBIA Insured),
              2.455%& 06/30/07..........................  Aaa       AAA            10,003

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 1,500    North Slope Borough, Alaska, GO, Series
              2000B, (MBIA Insured),
              2.109%& 06/30/06..........................  Aaa       AAA        $    1,446
   1,500    North Slope Borough, Alaska, GO, Series
              2001A, (MBIA Insured),
              2.485%& 06/30/07..........................  Aaa       AAA             1,401
                                                                               ----------
                                                                                   28,653
                                                                               ----------
            ARIZONA -- 1.8%
   6,250    Arizona State, Transportation Board Excise
              Tax Revenue, (Maricopa County Regional
              Area Road Fund Project) Series 2002,
              5.000% 12/15/05...........................  Aa2       AA              6,493
   1,370    Arizona State, Transportation Board Highway
              Revenue Refunding, Series 1993A,
              5.000% 07/01/09...........................  Aa2       AA              1,510
   2,400    Arizona, Electric Systems Revenue Refunding,
              (Salt River Project) Series 2002D,
              5.000% 01/01/08...........................  Aa2       AA              2,604
     700    Arizona, University Medical Center,
              Corporation Hospital Revenue, Revenue
              Refunding, (GO of University Insured),
              5.000% 07/01/06...........................  A3        BBB+              731
     300    Arizona, University Medical Center,
              Corporation Hospital Revenue, Revenue
              Refunding, (GO of University Insured),
              5.000% 07/01/07...........................  A3        BBB+              318
   2,010    Maricopa County, Arizona, Unified High
              School District Number 210 Phoenix, GO,
              Unrefunded Balance, Series 2009,
              5.000% 07/01/09...........................  Aa3       AA              2,138
   5,225    Phoenix, Arizona, GO Refunding, Series
              1993A,
              5.300% 07/01/06...........................  Aa1       AA+             5,534
                                                                               ----------
                                                                                   19,328
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            ARKANSAS -- 1.7%
 $ 3,500    Arkansas State, Development Finance
              Authority, Facilities Revenue, (Waste
              Management Inc. Project) Series 2001, AMT,
              2.850% 08/01/21...........................  Baa2      BBB        $    3,504
   2,100    Arkansas State, GO, Series 2001A
              4.500% 08/01/06...........................  Aa2       AA              2,201
   8,550    Arkansas State, GO, Series 2001A,
              4.000% 08/01/05...........................  Aa2       AA              8,718
   3,000    Pope County, Arkansas, Revenue Refunding,
              (Entergy Arkansas Incorporated Project)
              Series 2001, AMT, Mandatory Put 09/01/05 @
              100,
              5.050% 09/01/28...........................  Baa3      BBB-            3,053
                                                                               ----------
                                                                                   17,476
                                                                               ----------
            CALIFORNIA -- 0.1%
   1,150    California State, Department of Water
              Resources Power Supply Revenue, Series
              2002A,
              5.500% 05/01/05...........................  A3        BBB+            1,174
                                                                               ----------
            COLORADO -- 2.9%
   1,500    Colorado Health Facilities Authority
              Revenue, (Evangelical Lutheran) Series
              2004B,
              3.750% 06/01/34...........................  A3        A-              1,509
   5,000    Colorado, Platte River Power Authority,
              Power Revenue, Series 2003FF,
              5.000% 06/01/06...........................  Aa3       AA-             5,252
  14,895    Colorado, Public Highway Authority, Highway
              Revenue, Series 1997B, (MBIA Insured),
              2.483%& 09/01/07..........................  Aaa       AAA            13,856
   2,370    Colorado, Regional Transportation District,
              Sales Tax Revenue Refunding, Series 2003A,
              (FSA Insured),
              5.000% 11/01/07...........................  Aaa       AAA             2,568

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 2,275    Denver City and County, Colorado, Airport
              Revenue Refunding, Series 2001D, AMT, (FSA
              Insured),
              5.000% 11/15/05...........................  Aaa       AAA        $    2,353
   1,000    Denver City and County, Colorado, Board
              Water Commission Refunding Revenue, Series
              2001B,
              5.000% 09/01/06...........................  Aa1       AA+             1,058
   1,000    Denver, Colorado, City and County Special
              Facilities Airport Revenue, (Rental Car
              Project), Series 1999A, (MBIA Insured),
              5.500% 01/01/08...........................  Aaa       AAA             1,084
   2,695    Thornton, Colorado, GO Refunding, Series
              2002, (FSA Insured)
              4.000% 12/01/04...........................  Aaa       AAA             2,706
                                                                               ----------
                                                                                   30,386
                                                                               ----------
            CONNECTICUT -- 1.4%
   2,525    Connecticut State, GO, Series 1999A,
              5.000% 06/15/05...........................  Aa3       AA              2,585
  10,000    Connecticut State, Special Tax Obligation
              Revenue Refunding, (Transportation
              Infrastructure Project), Series 2003A,
              4.000% 09/01/05...........................  Aaa       AAA            10,209
   2,000    Connecticut State, Special Tax Obligation,
              Revenue Refunding, (Transportation
              Infrastructure Project) Series 1993A,
              5.375% 09/01/08...........................  A1        AA-             2,215
                                                                               ----------
                                                                                   15,009
                                                                               ----------
            DELAWARE -- 0.1%
   1,000    Delaware, Transportation Authority,
              Transportation System Revenue, Series
              1998, (MBIA Insured),
              4.500% 07/01/09...........................  Aaa       AAA             1,073
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- 0.7%
 $ 2,920    District of Columbia, Private Schools
              Revenue, (Field School Project) Series
              2001A, (First Union National Bank LOC),
              1.690%&& 07/01/31.........................  A1        A+         $    2,920
   4,000    Metropolitan, Washington, District of
              Columbia, Airports Authority, Virginia
              General Airport Revenue, Series 1997B,
              (FGIC Insured), AMT,
              6.000% 10/01/06...........................  Aaa       AAA             4,300
                                                                               ----------
                                                                                    7,220
                                                                               ----------
            FLORIDA -- 6.1%
   4,000    Broward County, Florida, Airport System
              Revenue Refunding, Series 2003K, (FGIC
              Insured),
              5.000% 10/01/07...........................  Aaa       AAA             4,316
   1,450    Broward County, Florida, Solid Waste System
              Revenue Refunding, Series 2003B,
              4.000% 07/01/06...........................  A1        A+              1,504
   1,700    Escambia County, Florida, Health Facilities
              Authority, Revenue, (Ascension Health
              Credit Project) Series 2003A,
              5.000% 11/15/07...........................  Aa2       AA              1,827
   2,195    Florida State, Board of Education, GO,
              Series 2003D,
              5.000% 06/01/07...........................  Aa2       AA+             2,360
   2,000    Florida State, Board of Education, GO,
              Series 2003I,
              5.000% 06/01/08...........................  Aa2       AA+             2,181
   5,000    Gainesville, Florida, Utilities System
              Revenue, Series 2003C,
              5.000% 10/01/08...........................  Aa2       AA              5,473
   1,240    Greater Orlando Aviation Authority, Orlando,
              Florida, Airport Facilities Revenue
              Refunding, Series 2002C, (MBIA Insured),
              5.250% 10/01/07...........................  Aaa       AAA             1,347

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,795    Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding, (Tampa
              International Airport Project) AMT, Series
              2003D, (MBIA Insured),
              4.000% 10/01/05...........................  Aaa       AAA        $    1,833
   1,870    Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding, (Tampa
              International Airport Project) AMT, Series
              2003D, (MBIA Insured),
              5.000% 10/01/06...........................  Aaa       AAA             1,977
   7,000    Hillsborough County, Florida, Industrial
              Development Authority, PCR Refunding,
              (Tampa Electric Company Project) Series
              1993, Mandatory Put 08/01/07 @ 100,
              4.250% 11/01/20...........................  Baa3      BBB-            7,115
   2,000    Jacksonville, Florida, Sales Tax Revenue,
              (River City Renaissance Project) Series
              1995, (FGIC Insured), Prerefunded 10/01/05
              @ 101,
              5.375% 10/01/18...........................  Aaa       AAA             2,095
   5,000    Jea, Florida, St. Johns River Power Park
              Systems Revenue Refunding, Series 2002,
              5.000% 10/01/06...........................  Aa2       AA              5,298
   3,775    Jea, Florida, Water and Sewer Revenue,
              Series 2002B, (FSA Insured),
              5.250% 10/01/07...........................  Aaa       AAA             4,107
   1,380    Kissimmee, Florida, Utilities Authority
              Electric System Revenue Refunding, Series
              2001, (AMBAC Insured),
              5.000% 10/01/06...........................  Aaa       AAA             1,464
   7,305    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...........................  Aaa       AAA             7,887

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,300    Miami-Dade County, Florida, Aviation
              Revenue, (Miami International Airport
              Project) Series 2002, (FGIC Insured),
              5.000% 10/01/06...........................  Aaa       AAA        $    1,375
   2,870    Miami-Dade County, Florida, Aviation
              Revenue, Series 2000-SG141, (FGIC Insured,
              Societe Generale SPA),
              1.720%&& 10/01/29.........................  Aaa       AAA             2,870
   4,250    Pinellas County, Florida, Capital
              Improvement Revenue, Series 2000,
              4.500% 01/01/06...........................  Aa3       AA-             4,394
   3,000    Tampa, Florida, Utility Tax and Special
              Revenue Refunding, Series 2001, (AMBAC
              Insured),
              6.000% 10/01/05...........................  Aaa       AAA             3,127
                                                                               ----------
                                                                                   62,550
                                                                               ----------
            GEORGIA -- 8.3%
   4,950    Atlanta, Georgia, Airport Facilities
              Revenue, Capital Appreciation, Series
              1991, (AMBAC - TCRS Insured),
              5.398%& 01/01/10..........................  Aaa       AAA             3,790
  10,000    Burke County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation) Series 1993A, (FGIC Insured,
              Bayerische Landesbank SBA),
              1.700%&& 01/01/16.........................  Aaa       AAA             9,999
   3,100    Burke County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation), Series 1999A,
              1.760% 01/01/20...........................  Aaa       AAA             3,100
   2,000    Burke County, Georgia, Development
              Authority, PCR, (Vogtle Project) Series
              1995,
              1.300% 10/01/32...........................  A2        A               2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,000    Burke County, Georgia, Development
              Authority, PCR, Series 1994,
              1.495%&& 10/01/32.........................  Aaa       AAA        $    5,000
   3,335    Clayton County, Georgia, Housing Authority,
              Multi-Family Housing Revenue Refunding,
              (Tara Court II Apartments Project) Series
              2001, (FNMA Liquidity Facility), Mandatory
              Put 12/01/11 @ 100,
              4.350% 12/01/31...........................  Aaa       AAA             3,513
   1,200    Coweta County, Georgia, School District
              Sales Tax, GO, Series 2002, (State Aid
              Withholding),
              4.000% 08/01/07...........................  Aa2       AA              1,262
   2,000    Coweta County, Georgia, School District, GO,
              Series 2002, (State Aid Withholding),
              5.000% 08/01/07...........................  Aa2       AA              2,158
   2,000    Dalton, Georgia, Building Authority,
              Revenue, Series 2001,
              5.000% 07/01/05...........................  Aa3       A+              2,050
   2,300    DeKalb County, Georgia, Development
              Authority, Industrial Development Revenue,
              (Rock-Tenn Converting Company Project)
              Series 1995, (SunTrust Bank, Atlanta LOC),
              1.770%&& 04/01/10.........................  Aa2       AA              2,300
   6,185    DeKalb County, Georgia, Special Recreation
              Tax District, GO, Series 2001,
              5.000% 12/01/06...........................  Aaa       AA+             6,592
   2,600    Fayette County, Georgia, School District,
              GO, Series 2001, (State Aid Withholding),
              5.250% 03/01/09...........................  Aa3       AA              2,882
   6,500    Forsyth County, Georgia, Development
              Authority, Revenue, (Pinecrest Academy
              Inc. Project) Series 2000, (SunTrust Bank
              LOC),
              1.690%&& 09/01/25.........................  Aa3       AA-             6,500

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $   950    Gainesville and Hall County, Georgia,
              Hospital Authority, Revenue Refunding,
              (Northeast Georgia Health System, Inc.
              Project),
              4.000% 05/15/07...........................  A3        A-         $      978
   5,750    Georgia State, GO, Series 2002,
              3.000% 11/01/04...........................  Aaa       AAA             5,757
   2,500    Georgia, George L. Smith II World Congress
              Center Authority, Revenue Refunding,
              (Domed Stadium Project) Series 2000, AMT,
              (MBIA Insured),
              6.000% 07/01/05...........................  Aaa       AAA             2,579
   2,855    Georgia, Private Colleges and Universities
              Authority, Revenue, (Emory University
              Project) Series 2002A,
              5.000% 09/01/06...........................  Aa2       AA              3,022
   2,200    Gwinnett County, Georgia, Development
              Authority, IDR, (Maltese Signs Inc.
              Project) Series 2000, AMT, (Suntrust Banks
              Inc. LOC),
              1.820%&& 02/01/15.........................  Aa3       AA-             2,200
   3,000    Houston County, Georgia, School District,
              GO, Series 2002, (State Aid Withholding),
              4.000% 09/01/06...........................  Aa2       AA              3,119
   3,750    Monroe County, Georgia, Development
              Authority, PCR, (Georgia Power Company
              Plant Scherer Project) Series 2001, (AMBAC
              Insured), Mandatory Put 12/01/08 @ 100,
              4.200% 01/01/12...........................  Aaa       AAA             3,958

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 7,000    Richmond County, Georgia, Development
              Authority, IDR Refunding, (Archer Daniels
              Midland Project) Series 1993,
              5.300% 05/01/05...........................  A1        A+         $    7,144
   6,000    Richmond County, Georgia, GO, Board of
              Education, Series 2002, (State Aid
              Withholding)
              5.000% 11/01/05...........................  Aa2       AA              6,209
                                                                               ----------
                                                                                   86,112
                                                                               ----------
            HAWAII -- 1.3%
   9,815    Hawaii State, Airports System Revenue, AMT,
              (FGIC Insured),
              5.000% 07/01/08...........................  Aaa       AAA            10,556
   2,500    Hawaii State, GO Refunding, Series 2002CY,
              (FSA Insured),
              5.250% 02/01/07...........................  Aaa       AAA             2,683
                                                                               ----------
                                                                                   13,239
                                                                               ----------
            IDAHO -- 1.0%
  10,495    Idaho, Housing and Finance Association,
              (Single Family Mortgage Project) Series
              2002B-I, (Bayerische Landesbank
              Girozentrale Liquidity Facility),
              1.750%&& 07/01/33.........................  Aaa       AAA            10,494
                                                                               ----------
            ILLINOIS -- 7.3%
   1,260    Broadview, Illinois, Tax Increment Revenue,
              Series 1999,
              4.750% 07/01/05...........................  Baa2      BBB             1,275
   5,000    Chicago, Illinois, (Capital Appreciation -
              Central Loop Project) Refunding GO, Series
              2003A, (XLCA Insured),
              2.937%& 12/01/08..........................  Aaa       AAA             4,428
   2,000    Chicago, Illinois, Metropolitan Water
              Reclamation District, Greater Chicago
              Capital Improvement Bonds, Series 2002D,
              5.000% 12/01/07...........................  Aaa       AA+             2,167

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,000    Chicago, Illinois, Public Building
              Commission Building Revenue, Series 1999A,
              (FGIC Insured),
              5.500% 02/01/06...........................  Aaa       AAA        $    2,096
   1,365    Chicago, Illinois, Single Family Mortgage
              Revenue, Series 2001, AMT, (FNMA/GNMA/
              FHLMC COLL, Merrill Lynch Capital Services
              SBA),
              1.780%&& 04/01/07.........................  Aaa       AAA             1,365
   4,545    Cook County, Illinois, GO Refunding, Series
              2003B, (MBIA Insured),
              5.000% 11/15/07...........................  Aaa       AAA             4,920
   1,885    Cook County, Illinois, High School District
              209 Proviso Township, GO, Series 2004,
              (FSA Insured),
              3.370%& 12/01/09..........................  Aaa       AAA             1,716
   5,580    Cook County, Illinois, Township High School
              District 211 Palatine and Schaumburg, GO,
              Series 2001,
              5.000% 12/01/05...........................  Aa2       AA              5,788
   1,400    Evanston, Illinois, GO Refunding, Series
              2002C,
              5.000% 01/01/06...........................  Aaa       AAA             1,455
   3,000    Illinois State GO, Series 2001, (FGIC
              Insured),
              4.000% 11/01/04...........................  Aaa       AAA             3,006
   5,205    Illinois State, GO Refunding, Series 2001,
              (FSA Insured),
              5.250% 10/01/06...........................  Aaa       AAA             5,544
   1,500    Illinois State, GO, Series 2001,
              5.000% 04/01/05...........................  Aa3       AA              1,525
   4,500    Illinois State, GO, Series 2001,
              5.000% 11/01/05...........................  Aa3       AA              4,657
   1,680    Illinois State, GO, Series 2001,
              5.000% 05/01/07...........................  Aa3       AA              1,802

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 7,350    Illinois, Development Finance Authority,
              PCR, Revenue Refunding, (Commonwealth
              Edison Company), Series 1996, (AMBAC
              Insured),
              4.400% 12/01/06...........................  Aaa       AAA        $    7,686
   5,000    Illinois, Educational Facilities Authority
              Revenue, (University of Chicago) Series
              2001B-2,
              4.000% 07/01/36...........................  Aa1       AA+             5,205
   6,955    Illinois, Educational Facilities Authority,
              Revenue, (National Louis University)
              Series 1999A, (American National B&T LOC),
              1.710%&& 06/01/29.........................  A1        A+              6,955
   3,115    Illinois, Regional Transportation Authority,
              Revenue Refunding, Series 2003C, (FGIC
              Insured, GO of Authority),
              4.000% 07/01/06...........................  Aaa       AAA             3,229
   1,000    Northern Illinois University Revenue,
              Auxiliary Facilities System, Series 1992,
              (FGIC Insured),
              2.177%& 10/01/06..........................  Aaa       AAA               958
   1,000    Schaumburg, Illinois, GO, Series 2002A
              5.000% 01/01/07...........................  Aa1       AA+             1,066
   5,000    University of Illinois, Certificates of
              Partnerships, (University of Illinois-
              Integrate Project), (AMBAC Insured),
              5.250% 10/01/06...........................  Aaa       AAA             5,317
   2,975    Will County, Illinois, Community Unified
              School District 365, Capital Appreciation
              Bond, GO, Series 2002, (FSA Insured),
              1.593%& 11/01/04..........................  Aaa       AAA             2,971
                                                                               ----------
                                                                                   75,131
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            INDIANA -- 1.6%
 $ 1,585    Fort Wayne, Indiana, Sewage Works
              Improvements, Revenue Refunding, Series
              2002B, (AMBAC Insured),
              5.000% 08/01/06...........................  Aaa       AAA        $    1,672
   2,500    Franklin, Indiana, Economic Development
              Revenue Refunding, (Hoover Universal, Inc.
              Project) Series 1994, (GTY-AGMT),
              6.100% 12/01/04...........................  A2        A-              2,518
   1,550    Indiana State, Office Building Commission
              Facilities Revenue, Indiana State Museum
              Facility, Series 2003, (MBIA Insured),
              5.000% 07/01/07...........................  Aaa       AAA             1,669
   1,500    Rockport, Indiana, PCR Refunding, (AEP
              Generating Company Project) Series 1995A,
              Mandatory Put 07/13/06 @ 100,
              4.050% 07/01/25...........................  Aaa       AAA             1,553
   6,000    Rockport, Indiana, PCR Refunding, (AEP
              Generating Company Project) Series 1995B,
              (AMBAC Insured, Bank of New York SBPA),
              Mandatory Put 07/13/06 @ 100,
              4.050% 07/01/25...........................  Aaa       AAA             6,212
   3,000    Rockport, Indiana, PCR Refunding, (Indiana
              Michigan Power Company Project), Series
              2003C,
              2.625% 04/01/25...........................  Baa2      BBB             2,999
                                                                               ----------
                                                                                   16,623
                                                                               ----------
            IOWA -- 0.1%
   1,000    Des Moines, Iowa, GO Refunding, Series
              1996F,
              5.000% 06/01/06...........................  Aa2       AA+             1,021
                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            KANSAS -- 1.0%
 $ 9,000    Burlington, Kansas, Environmental
              Improvement Revenue Refunding, (Power and
              Light Project) Series 1998C, Mandatory Put
              10/01/07 @ 100,
              4.750% 09/01/15...........................  A3        BBB        $    9,464
   1,100    Johnson County, Kansas, Water District No.
              001, Water Revenue,
              Series 1996A,
              5.250% 12/01/06...........................  Aaa       AAA             1,177
                                                                               ----------
                                                                                   10,641
                                                                               ----------
            KENTUCKY -- 0.4%
   1,945    Kentucky State, Property and Buildings
              Community, Revenue Refunding, (Number 74
              Project) Series 2002,
              5.000% 08/01/05...........................  Aaa       AAA             1,999
   2,250    Kentucky, Asset/Liability Commission General
              Fund, Revenue Refunding, Series 2003A,
              (AMBAC Insured),
              5.000% 07/15/10...........................  Aaa       AAA             2,490
                                                                               ----------
                                                                                    4,489
                                                                               ----------
            LOUISIANA -- 2.4%
   5,000    Calcasieu Parish, Louisiana, Industrial
              Development Board, PCR Refunding,
              (Occidental Petroleum Project) Series
              2001,
              4.800% 12/01/06...........................  Baa1      BBB+            5,221
   3,000    Louisiana State, Energy and Power Authority,
              Revenue Refunding, (Power Project) Series
              2000, (FSA Insured),
              5.250% 01/01/06...........................  Aaa       AAA             3,127
   2,000    Louisiana State, Gas and Fuels Tax Revenue
              Refunding, Series 1999A, (FSA Insured),
              5.000% 11/15/04...........................  Aaa       AAA             2,008

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 1,000    Louisiana State, Offshore Term Authority,
              Deepwater Port Revenue Refunding, (Loop
              LLC Project) Series 2003, Mandatory Put
              09/01/08 @ 100,
              4.000% 09/01/23...........................  A3        A          $    1,033
   4,850    Louisiana, Public Facilities Authority,
              Hospital Revenue Refunding, Series 1998B,
              (MBIA Insured),
              1.420%&& 07/18/16.........................  Aaa       AAA             4,850
   1,850    Louisiana, Regional Transportation
              Authority, Revenue, Series 1998, (MBIA
              Insured), Prerefunded 05/01/05 @ 100.093,
              6.125% 05/01/10...........................  Aaa       AAA             1,900
   7,110    New Orleans, Louisiana, Public Improvement,
              GO, Series 1997A, (FGIC Insured),
              Prerefunded 12/01/06 @ 100,
              2.423%& 09/01/07..........................  Aaa       AAA             6,626
                                                                               ----------
                                                                                   24,765
                                                                               ----------
            MAINE -- 0.2%
   1,900    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...........................  Ba3       BB-             1,913
                                                                               ----------
            MARYLAND -- 1.4%
   3,700    Baltimore, Maryland, Refunding and
              Conservative Public Improvement GO, Series
              2003A, (FSA Insured),
              1.380% 10/15/20...........................  Aaa       AAA             3,700
   6,975    Maryland State, Community Development
              Administration Department Housing and
              Community Development People's Resource
              Center, revenue Refunding AMT, Series
              2003E,
              1.250% 03/01/32...........................  Aa2       AA              6,969

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 3,680    Maryland State, Economic Development
              Corporation Lease Revenue, Maryland
              Aviation Administration Facilities, Series
              2003, (FSA Insured),
              5.000% 06/01/07...........................  Aaa       AAA        $    3,931
                                                                               ----------
                                                                                   14,600
                                                                               ----------
            MASSACHUSETTS -- 0.5%
   5,160    Boston, Massachusetts, GO Refunding, Series
              2002C,
              5.000% 02/01/08...........................  Aa2       AA              5,604
                                                                               ----------
            MICHIGAN -- 1.9%
   1,000    Kent County, Michigan, Airport Facilities
              Revenue, (Kent County International
              Airport Project) Series 1995, AMT,
              Prerefunded 01/01/05 @ 102,
              6.100% 01/01/25...........................  Aaa       AAA             1,031
   1,000    Michigan State, Hospital Finance Authority,
              Revenue, (Ascension Health Credit Project)
              Series 1999B, Mandatory Put 11/15/05 @
              100,
              5.200% 11/15/33...........................  Aa2       AA              1,036
   1,800    Michigan State, Hospital Finance Authority,
              Revenue, Mandatory Put 11/15/06 @ 100,
              5.300% 11/15/33...........................  Aa2       AA              1,916
   4,900    Michigan State, Housing Development
              Authority, Rental Housing Revenue, Series
              2000B, (MBIA Insured, Morgan Guaranty
              Trust),
              1.700%&& 04/01/24.........................  Aaa       AAA             4,900
   2,000    Michigan State, Strategic Fund Solid Waste
              Disposal Revenue Refunding, (Waste
              Management Inc. Project) Series 2002,
              Mandatory Put 12/01/05 @ 100,
              4.200% 12/01/12...........................  Baa2      BBB             2,032

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 2,000    Michigan State, Trunk Line Capital
              Appreciation Revenue, Series 1992A, (AMBAC
              Insured),
              1.780%& 10/01/05..........................  Aaa       AAA        $    1,965
   1,900    Michigan, Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund, Series 2001,
              5.000% 10/01/08...........................  Aaa       AAA             2,083
   5,330    Oakland, Michigan, University of Michigan,
              Revenue, Series 2001, (FGIC Insured),
              1.700%&& 03/01/31.........................  Aaa       AAA             5,330
                                                                               ----------
                                                                                   20,293
                                                                               ----------
            MINNESOTA -- 0.5%
   1,520    Lake Superior, Minnesota, Independent School
              District No. 381, GO, Series 2002A, (FSA
              SD Credit Program),
              5.000% 04/01/09...........................  Aaa       AAA             1,673
   1,500    Minneapolis & St. Paul Housing &
              Redevelopment Authority Health Care,
              (HealthPartners Obligation Group project),
              4.500% 12/01/07...........................  Baa1      BBB+            1,560
   2,200    Minneapolis, Minnesota, GO, Convention
              Center, Series 2002,
              4.000% 12/01/07...........................  Aa1       AAA             2,324
                                                                               ----------
                                                                                    5,557
                                                                               ----------
            MISSISSIPPI -- 1.2%
   6,750    Mississippi State, Gaming County Highway
              Improvements GO, Series 2001B,
              5.000% 10/01/06...........................  Aa3       AA              7,158
   2,265    Mississippi State, GO, Series 2002,
              5.500% 11/01/05...........................  Aa3       AA              2,357

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $ 3,000    Mississippi, Business Finance Corporation,
              Mississippi Solid Waste Disposal Revenue,
              (Waste Management, Inc.), (GTY AGMT-WMI
              Insured),
              3.350% 03/01/29...........................  Baa2      BBB        $    2,932
                                                                               ----------
                                                                                   12,447
                                                                               ----------
            MISSOURI -- 1.5%
   5,765    Missouri State, Board of Public State Office
              Buildings, Special Obligation Revenue
              Refunding, Series 2001B,
              4.000% 12/01/05...........................  Aa1       AA+             5,916
   2,250    Missouri State, Health and Educational
              Facilities Authority, Revenue, (Saint
              Luke's Episcopal - Presbyterian Hospital
              Project) Series 2001, (FSA Insured),
              3.850% 12/01/05...........................  Aaa       AAA             2,303
   2,470    Missouri State, Health and Educational
              Facilities Authority, Revenue, (Saint
              Luke's Episcopal - Presbyterian Hospital
              Project) Series 2001, (FSA Insured),
              4.000% 12/01/06...........................  Aaa       AAA             2,571
   4,000    Missouri State, Health and Educational
              Facilities Revenue, (SSM Health Care
              Project) Series 2002A,
              5.000% 06/01/07...........................  Aa3       AA-             4,267
   1,000    Sikeston, Missouri, Electrical Revenue
              Refunding, Series 1992, (MBIA Insured),
              6.100% 06/01/07...........................  Aaa       AAA             1,103
                                                                               ----------
                                                                                   16,160
                                                                               ----------
            NEBRASKA -- 0.2%
   2,000    Nebraska, Public Water District Revenue,
              Series 2005B, (MBIA Insured),
              5.250% 01/01/05...........................  Aaa       AAA             2,018
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            NEVADA -- 2.1%
 $ 3,300    Clark County, Nevada, School District, GO
              Refunding, Series 1996, (FGIC Insured),
              4.750% 06/15/09...........................  Aaa       AAA        $    3,475
   1,035    Henderson, Nevada, GO Refunding, Series
              2001,
              4.000% 06/01/05...........................  Aa3       AA-             1,051
   2,000    Las Vegas, Nevada, GO Refunding, Series
              2002B,
              4.000% 01/01/08...........................  Aa3       AA-             2,101
   4,325    Nevada State, Highway Improvement Revenue,
              Motor Vehicle Fuel Tax, Series 2003, (MBIA
              Insured),
              5.000% 12/01/07...........................  Aaa       AAA             4,685
   3,250    Nevada State, Highway Improvement Revenue,
              Series 2000A,
              5.000% 12/01/06...........................  Aa3       AA              3,456
   7,000    Nevada State, Highway Improvement Revenue,
              Series 2000A,
              5.000% 12/01/08...........................  Aa3       AA              7,661
                                                                               ----------
                                                                                   22,429
                                                                               ----------
            NEW HAMPSHIRE -- 0.3%
   3,000    New Hampshire State, Business Financial
              Authority, PCR Refunding, (United
              Illumination Company Project) Series
              1999A, (AMBAC Insured), Mandatory Put
              12/03/07 @ 100,
              3.250% 12/01/29...........................  Aaa       AAA             3,059
                                                                               ----------
            NEW JERSEY -- 0.8%
   3,000    Essex County, New Jersey, GO Refunding,
              Series 1996A-1, (FGIC Insured),
              6.000% 11/15/07...........................  Aaa       AAA             3,339
   1,175    New Jersey Economic Development Authority
              Revenue, (New Jersey Port District
              Project), (AMBAC Insured),
              7.050% 02/15/06...........................  Aaa       AAA             1,244

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $ 1,260    New Jersey Economic Development Authority
              Revenue, North Jersey Port District
              Project Revenue, (AMBAC Insured),
              7.100% 02/15/07...........................  Aaa       AAA        $    1,376
   1,445    New Jersey Economic Development Authority
              Revenue, North Jersey Port District
              Revenue, (AMBAC Insured),
              7.150% 02/15/09...........................  Aaa       AAA             1,644
   1,100    New Jersey Economic Development Authority,
              (Geriatric and Medical Services, Inc.
              Project) Revenue Refunding, Series 1992,
              7.000% 02/15/05...........................  Aaa       AAA             1,120
                                                                               ----------
                                                                                    8,723
                                                                               ----------
            NEW MEXICO -- 2.7%
  10,000    Farmington, New Mexico, PCR, Public Service
              Refunding, (San Juan Project), Series
              2003B,
              2.100% 04/01/33...........................  Baa2      BBB             9,952
   5,915    New Mexico State, GO Refunding, Series
              2001B,
              5.000% 09/01/06...........................  Aa1       AA+             6,260
   2,900    New Mexico State, Hospital Equipment Loan
              Council Hospital Revenue, (Presbyterian
              Healthcare Project) Series 2001A,
              4.600% 08/01/08...........................  Aa3       A+              3,078
   3,500    New Mexico State, Severance Tax Revenue,
              Series 2002,
              4.500% 07/01/05...........................  Aa2       AA              3,573
   5,000    New Mexico State, Severance Tax Revenue,
              Series 2002,
              5.000% 07/01/07...........................  Aa2       AA              5,383
                                                                               ----------
                                                                                   28,246
                                                                               ----------
            NEW YORK -- 0.7%
   2,000    New York City, New York, Transitional
              Finance Authority,
              Revenue Refunding, (Future Tax Secondary
              Project) Series 2002A,
              5.000% 11/01/05...........................  Aa2       AA+             2,070

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 3,650    New York State, Environmental Facilities
              Corporation, Solid Waste Disposal Revenue,
              (Waste Management Project), Series 2002A,
              2.900% 05/01/12...........................  Baa2      BBB        $    3,650
   1,000    New York State, Urban Development
              Corporation Revenue, Personal Income Tax,
              Series 2002D, (FSA-CR Insured),
              5.000% 12/15/07...........................  Aaa       AAA             1,087
                                                                               ----------
                                                                                    6,807
                                                                               ----------
            NORTH CAROLINA -- 2.5%
   1,000    Charlotte, North Carolina, Certificates of
              Participation, (Equipment Acquisition
              Project) Series 2003C,
              5.000% 03/01/07...........................  Aa1       AA+             1,068
   1,340    Charlotte-Mecklenburg, North Carolina,
              Hospital Authority Health Care System,
              Revenue Refunding,
              1.891%& 01/01/06..........................  Aa3       AA              1,309
   1,300    Guilford County, North Carolina, GO, Series
              2004C, (Municipal Government GTD Insured),
              4.000% 10/01/20...........................  Aa1       AAA             1,368
   1,285    Lincoln County, North Carolina, Lease
              Revenue, Series 2003, (FSA Insured),
              4.500% 06/01/07...........................  Aaa       AAA             1,363
   2,070    North Carolina Infrastructure Finance
              Corporation Lease Purchase Revenue,
              (Correctional Facilities Project), Series
              2003,
              5.000% 10/01/06...........................  Aa2       AA+             2,194
   2,000    North Carolina State, School improvements
              GO, Series 1998A,
              4.750% 04/01/11...........................  Aa1       AAA             2,164

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,005    North Carolina, Medical Care Commission,
              Gaston Health Care Hospital Revenue,
              Series 1998,
              4.500% 02/15/05...........................  A1        A+         $    1,015
   1,000    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Gaston
              Memorial Hospital Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05...........................  Aaa       AAA             1,013
   4,000    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Novant
              Health Obligation Group Project) Series
              2003A,
              4.000% 11/01/06...........................  Aa3       AA-             4,152
   1,675    North Carolina, Medical Care Commission,
              Health System Revenue, (Mission St.
              Joseph's Health System) Series 2001,
              5.000% 10/01/08...........................  Aa3       AA              1,828
   2,000    Orange County, North Carolina, GO Refunding,
              Series 2003,
              5.000% 06/01/05...........................  Aa1       AA+             2,045
   1,125    Rutherford County, North Carolina,
              Certificates of Participation, Series
              2002,
              4.500% 09/01/06...........................  Aaa       AAA             1,179
   2,800    University of North Carolina, Revenue
              Refunding, Series 2002B,
              5.000% 12/01/06...........................  Aa1       AA+             2,982
   1,000    Wake County, North Carolina, Public
              Improvement GO, Series 2003A,
              5.000% 04/01/06...........................  Aaa       AAA             1,048

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,920    Winston-Salem, North Carolina, Risk
              Acceptance Management Corporation,
              Certificates of Participation, Series
              1988, (Wachovia Bank, N.A. SBPA),
              1.700%&& 07/01/09.........................  Aaa       AAA        $    1,920
                                                                               ----------
                                                                                   26,648
                                                                               ----------
            OHIO -- 3.8%
   3,000    Dayton, Ohio, Special Facilities Revenue
              Refunding, (Air Freight Corporation
              Project) Series 1993F,
              6.050% 10/01/09...........................  Ba1       BB+             2,989
   2,000    Dayton, Ohio, Special Facilities Revenue
              Refunding, Series 1993,
              6.050% 10/01/09...........................  Ba1       BB+             1,993
   2,000    Dayton, Ohio, Special Facilities Revenue,
              (Air Freight Corporation Project) Series
              1988D, AMT,
              6.200% 10/01/09...........................  Ba1       BB+             1,993
   5,000    Hamilton County, Ohio, Local District
              Cooling Facilities Revenue, (Trigen
              Cinergy),
              4.600% 06/01/23...........................  Baa2      BBB             5,124
   2,100    Lucas County, Ohio, GO, Series 1997,
              5.300% 12/01/05...........................  A1        A+              2,186
   3,000    Ohio State, Environmental Improvement
              Revenue, (Mead Corporation Project) Series
              1993, AMT, (Royal Bank of Canada LOC),
              Mandatory Put 11/01/04 @ 100,
              2.250% 03/01/23...........................  Baa2      AA-             3,000
  10,000    Ohio State, Higher Educational Capital
              Facilities Revenue, Series 2002A-II,
              5.000% 12/01/07...........................  Aa2       AA             10,848
   2,190    Ohio State, Highway Revenue, (Major New
              State Infrastructure) Series 2002,
              4.500% 06/15/06...........................  Aa3       AA              2,287

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 5,000    Ohio State, Public Facilities Commission
              Revenue, (Higher Education Capital
              Facilities Project) Series 1996 II-A,
              4.375% 11/01/05...........................  Aaa       AAA        $    5,142
   4,000    Ohio State, State Building Authority,
              Revenue, (Arts Facility Building Project)
              Series 1996,
              5.000% 10/01/06...........................  Aa2       AA              4,240
                                                                               ----------
                                                                                   39,802
                                                                               ----------
            OKLAHOMA -- 1.2%
   6,000    Oklahoma State, Capital Improvement
              Authority, State Highway Capital
              Improvement Revenue, (MBIA Insured),
              5.000% 12/01/09...........................  Aaa       AAA             6,636
   2,000    Oklahoma, Housing Development Authority,
              Revenue, Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...........................  Aa3       AA-             2,067
   1,165    Tulsa, Oklahoma, Airports Improvement Trust,
              General Revenue, (Tulsa International
              Airport), AMT, Series 2004A, (FGIC
              Insured),
              5.000% 06/01/09...........................  Aaa       AAA             1,256
   1,220    Tulsa, Oklahoma, Airports Improvement Trust,
              General Revenue, (Tulsa International
              Airport), AMT, Series 2004A, (FGIC
              Insured),
              5.000% 06/01/10...........................  Aaa       AAA             1,314
   1,500    Tulsa, Oklahoma, GO, Series 2001,
              4.250% 03/01/09...........................  Aa2       AA              1,599
                                                                               ----------
                                                                                   12,872
                                                                               ----------
            OREGON -- 0.4%
   2,055    Oregon State, Pension GO,
              3.312% 06/01/07...........................  Aa3       AA-             2,057
   2,000    Oregon State, Pension GO,
              3.742% 06/01/08...........................  Aa3       AA-             2,015
                                                                               ----------
                                                                                    4,072
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            PENNSYLVANIA -- 3.1%
 $ 6,600    Berks County, Pennsylvania, Revenue Bond,
              Series 2002, (MBIA Insured, Wachovia Bank
              N.A. SBPA),
              1.660%&& 11/01/23.........................  Aaa       AAA        $    6,600
   5,075    Chester County, Pennsylvania, GO Refunding,
              Series 1995B, Prerefunded 11/15/05 @ 100,
              5.625% 11/15/16...........................  Aa1       AA              5,300
   8,450    Chester County, Pennsylvania, Industrial
              Development Authority, Revenue, (Malvern
              Prep School Project) Series 2001, (First
              Union National Bank LOC),
              1.740%&& 04/01/31.........................  Aa1       AA              8,450
   3,800    Philadelphia, Pennsylvania, Industrial
              Development Authority, IDR Refunding,
              (Ashland Oil Inc. Project) Series 1993,
              5.700% 06/01/05...........................  Baa2      BBB             3,869
   3,000    Philadelphia, Pennsylvania, School District,
              GO Refunding, Series 1998B, (MBIA Insured
              State Aid Withholding),
              5.000% 10/01/06...........................  Aaa       AAA             3,180
   5,000    Philadelphia, Pennsylvania, Water and
              Wastewater Revenue, (MBIA-IBC Insured),
              5.500% 06/15/06...........................  Aaa       AAA             5,304
                                                                               ----------
                                                                                   32,703
                                                                               ----------
            PUERTO RICO -- 1.5%
   5,000    Puerto Rico Commonwealth, Public Improvement
              Refunding GO, Series 2003C,
              5.000% 07/01/18...........................  Baa1      A-              5,382

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $ 6,470    Puerto Rico, Public Buildings Authority
              Revenue Guaranteed, (Government
              Facilities) Series 2002C, (Commonwealth
              GTD),
              5.250% 07/01/08...........................  Baa1      A-         $    7,084
   3,000    Puerto Rico, Public Buildings Authority
              Revenue Guaranteed, (Government
              Facilities) Series 2004K,
              4.500% 07/01/22...........................  Baa1      A-              3,159
                                                                               ----------
                                                                                   15,625
                                                                               ----------
            SOUTH CAROLINA -- 3.2%
   1,155    Florence County, South Carolina Hospital
              Revenue, (McLeod Regional Medical Center
              Project) Series 2004A, (FSA Insured),
              5.000% 11/01/09...........................  Aaa       AAA             1,270
   7,750    Richland County, South Carolina,
              Environmental Improvement Revenue
              Refunding, (International Paper Company
              Project) Series 2002A,
              4.250% 10/01/07...........................  Baa2      BBB             7,992
   2,000    South Carolina Jobs Economic Development
              Authority Economic Development Revenue
              Refunding, (Republic Services Inc.
              Project), Series 2004, AMT,
              3.250% 04/01/34...........................  Bbb       BBB+            2,010
   2,370    South Carolina State, Education Assistance
              Authority, Revenue Refunding, (Guaranteed
              Student Loan Senior Lien Project) Series
              1993A-3, AMT, (GTD STD LNS),
              5.200% 09/01/05...........................  Aaa       AAA             2,400
   1,000    South Carolina State, Public Service
              Authority, Revenue, Series 1999A, (MBIA
              Insured),
              5.000% 01/01/05...........................  Aaa       AAA             1,009

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,920    South Carolina, Jobs Economic Development
              Authority, Economic Development Revenue,
              (Bennettsville Printing Project) Series
              1995, (First Union National Bank LOC),
              1.760%&& 09/01/10.........................  A1        A+         $    1,920
   2,830    South Carolina, Jobs Economic Development
              Authority, Economic Development Revenue,
              (Shannon Forest Project) Series 2003,
              1.720% 04/01/23...........................  NR        NR              2,830
     510    South Carolina, Jobs Economic Development
              Authority, Economic Development Revenue,
              (Valley Proteins Inc. Project) Series
              1995, (Harris Bank LOC),
              1.760%&& 04/01/10.........................  Aa3       AA-               510
   5,000    South Carolina, Jobs Economic Development
              Authority, Economic Development Revenue,
              (Waste Management South Carolina Inc.
              Project) Series 2001, AMT, Mandatory Put
              11/01/04 @ 100,
              4.100% 11/01/16...........................  Baa2      BBB             5,006
   1,030    South Carolina, Jobs Economic Development
              Authority, IDR, Series 1998, (First Union
              National Bank LOC),
              1.860%&& 09/01/19.........................  NR        NR              1,030
   4,500    South Carolina, Transition Infrastructure
              Bank Revenue, Series 1998A, (MBIA
              Insured),
              5.000% 10/01/06...........................  Aaa       AAA             4,773
   3,000    York County, South Carolina, PCR, Series
              2000B1,
              1.530% 09/15/24...........................  Aa3       A               3,000
                                                                               ----------
                                                                                   33,750
                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            SOUTH DAKOTA -- 0.1%
 $ 1,100    Rapid City, South Dakota, Sales Tax Revenue
              Refunding, Series 2002, (AMBAC Insured),
              5.500% 06/01/05...........................  Aaa       AAA        $    1,128
                                                                               ----------
            TENNESSEE -- 2.5%
   1,335    Franklin, Tennessee, Special School
              District, GO Refunding, Series 2002,
              4.500% 06/01/06...........................  Aa2       AA              1,393
   1,125    Maury County, Tennessee, Go, Series 2004A,
              (MBIA Insured),
              4.000% 04/01/08...........................  Aaa       AAA             1,187
  10,000    Memphis, Tennessee, Electric System Revenue,
              Series 2003A,
              5.000% 12/01/09...........................  Aaa       AAA            11,003
   1,405    Memphis-Shelby County, Tennessee, Airport
              Authority, Airport Revenue Refunding, AMT,
              Series 2002, (MBIA Insured),
              4.000% 11/15/05...........................  Aaa       AAA             1,438
   7,710    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB             8,261
   2,700    Metropolitan Government Nashville & Davidson
              County, Tennessee, GO, Series 2004,
              5.000% 11/15/07...........................  Aa2       AA              2,929
                                                                               ----------
                                                                                   26,211
                                                                               ----------

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            TEXAS -- 13.7%
 $ 2,000    Arlington, Texas, Independent School
              District, GO Refunding, Series 2003,
              (PSF-GTD),
              1.653%& 02/15/05..........................  Aaa       AAA        $    1,988
     355    Austin, Texas, Airport System Revenue,
              Series 1995, Prerefunded 11/15/05 @ 102,
              (MBIA Insured),
              5.500% 11/15/06...........................  Aaa       AAA               375
   1,645    Austin, Texas, Airport System Revenue,
              Series 1995A, (MBIA Insured),
              5.500% 11/15/06...........................  Aaa       AAA             1,738
   3,000    Austin, Texas, GO Refunding,
              5.250% 09/01/08...........................  Aa2       AA+             3,308
   2,830    Austin, Texas, GO, Series 1995, Prerefunded
              09/01/05 @ 100,
              5.500% 09/01/12...........................  Aa2       AA+             2,930
   4,110    Austin, Texas, GO, Series 2001,
              5.250% 09/01/08...........................  Aa2       AA+             4,532
   4,000    Austin, Texas, Utilities System Revenue
              Refunding, Series 1992A, (MBIA Insured),
              6.000% 11/15/06...........................  Aaa       AAA             4,329
   1,720    Austin, Texas, Utilities System Revenue
              Refunding, Series 1993A, (FGIC-TCRS
              Insured),
              5.375% 05/15/05...........................  Aaa       AAA             1,742
   3,000    Austin, Texas, Water and Waste Water System
              Revenue Refunding, Series 2001A&B, (FSA
              Insured),
              6.500% 05/15/05...........................  Aaa       AAA             3,089
   6,160    Brazos River Authority, Texas, PCR
              Refunding, (TXU Electric Company Project)
              Series 2001B, Mandatory Put 11/01/06 @
              100,
              4.750% 05/01/29...........................  Baa2      BBB-            6,388

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,555    Carrollton, Texas, Farmers Branch
              Independent School District, GO Refunding,
              Series 1993,
              2.465%& 02/15/07..........................  Aa2       AA         $    1,467
   1,245    Carrollton, Texas, Farmers Branch
              Independent School District, GO, Series
              2000, (PSF-GTD),
              5.000% 02/15/07...........................  Aaa       AAA             1,329
   1,000    Central Texas, Higher Education Authority,
              Revenue Refunding, Series 1993, AMT, (GTD
              STD LNS),
              5.200% 12/01/04...........................  Aaa       AAA             1,006
   1,000    Corpus Christi, Texas, Utilities System
              Revenue Refunding, Series 2002, (Financial
              Security Assurance),
              4.000% 07/15/07...........................  Aaa       AAA             1,050
   1,000    Corpus Christi, Texas, Utilities Systems
              Revenue, Series 1999, (FSA Insured),
              5.000% 07/15/07...........................  Aaa       AAA             1,077
   4,920    Dallas, Texas, Independent School District,
              GO, Series 1995, (PSF-GTD), Prerefunded
              08/15/05 @ 100,
              5.750% 08/15/13...........................  Aaa       AAA             5,096
   2,450    Dallas, Texas, Revenue Refunding, Series
              2003C, (FSA Insured), Mandatory Put
              07/01/08 @ 100,
              5.000% 01/01/18...........................  Aaa       AAA             2,664
   1,000    Dallas, Texas, Waterworks and Sewer System
              Revenue Refunding, Series 2001,
              5.000% 10/01/06...........................  Aa2       AA+             1,060
  12,615    Dallas, Texas, Waterworks and Sewer System
              Revenue Refunding, Series 2002A,
              5.000% 10/01/06...........................  Aa2       AA+            13,371

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,265    Dallas-Fort Worth, Texas, International
              Airport Revenue, Series 2002A, (MBIA
              Insured),
              5.500% 11/01/08...........................  Aaa       AAA        $    5,773
   1,330    Fort Bend, Texas, Independent School
              District, GO, Series 2002, (PSF-GTD),
              5.000% 08/15/07...........................  Aaa       AAA             1,434
   5,000    Harris County, Texas (Toll Road) Series
              2004B-2, (FGIC Insured),
              5.000% 08/15/21...........................  Aaa       AAA             5,469
   4,000    Harris County, Texas, Health Facilities
              Development Authority, Hospital Revenue,
              (Memorial Hospital Systems Project) Series
              1997A, (MBIA Insured),
              4.875% 06/01/05...........................  Aaa       AAA             4,083
   2,000    Harris County, Texas, Health Facilities
              Development Corporation Revenue, (St.
              Luke's Episcopal Hospital Project) Series
              2001A,
              5.250% 02/15/06...........................  Aa3       AA-             2,078
   1,845    Houston, Texas, GO Refunding, Series 1998A,
              5.000% 03/01/05...........................  Aa3       AA-             1,871
   2,400    Houston, Texas, Water & Sewer System,
              Revenue Refunding, Junior Lien, Series
              1991C, (AMBAC Insured),
              2.857%& 12/01/08..........................  Aaa       AAA             2,132
   6,485    Houston, Texas, Water and Sewer Systems
              Revenue Refunding, Series 1991C, (AMBAC
              Insured),
              2.254%& 12/01/06..........................  Aaa       AAA             6,177
   6,445    Keller, Texas, Independent School District,
              GO, Series 1993, (PSF-GTD), Prerefunded
              02/15/06 @ 100,
              5.500% 08/15/13...........................  Aaa       AAA             6,767

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,225    Lubbock, Texas, GO Refunding, Series 2002,
              (MBIA Insured),
              4.750% 02/15/05...........................  Aaa       AAA        $    1,239
   1,750    Matagorda County, Texas, Navigation District
              No. 1, PCR, Refunding, Series 1999,
              2.150% 05/01/30...........................  Baa2      BBB             1,750
   2,000    Matagorda County, Texas, Navigation District
              No. 1, PCR, Refunding, Series 1999,
              2.350% 05/01/30...........................  Baa2      BBB             1,999
   7,400    Red River Authority, Texas, Education
              Financing Revenue, (Parish Day School
              Project) Series 2001A, (Allied Irish Bank
              plc-LOC), Mandatory Put 12/01/04 @ 100,
              3.400% 12/01/31...........................  Aa3       AA-             7,421
   4,940    Red River Authority, Texas, PCR Refunding,
              (Hoechst Celanese Corporation Project)
              Series 1994,
              5.200% 05/01/07...........................  Baa2      BBB             4,817
   3,265    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              5.000% 10/01/07...........................  Baa2      BBB-            3,475
   3,990    Sam Rayburn, Texas, Municipal Power Agency,
              Taxable Revenue Refunding, Series 2002,
              5.600% 10/01/05...........................  Baa2      BBB-            4,061
   1,000    San Antonio, Texas, Water System Revenue,
              Series 2002A, (FSA Insured),
              5.000% 05/15/06...........................  Aaa       AAA             1,050

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,725    Socorro, Texas, Independent School District,
              GO Refunding, Series 2002, (PSF-GTD),
              5.000% 08/15/06...........................  Aaa       AAA        $    1,822
   3,030    Texas A&M University, Revenue, Series 1996,
              5.750% 05/15/05...........................  Aa1       AA+             3,106
   4,000    Texas Gulf Coast Waste Disposal Authority,
              Environmental Facility, Revenue Refunding,
              (Occidental Chemical Corporation Project)
              Series 2001,
              4.200% 11/01/06...........................  Baa2      BBB+            4,139
   1,000    Texas State, Public Finance Authority, GO
              Refunding, Series 1997,
              5.250% 10/01/09...........................  Aa1       AA              1,091
   1,100    Texas Tech University, Revenue Financing
              System Seventh Series, (MBIA Insured),
              5.250% 08/15/09...........................  Aaa       AAA             1,222
   4,000    University of Texas, Permanent University
              Fund, Revenue Refunding, Series 2002A,
              5.000% 07/01/06...........................  Aaa       AAA             4,215
   3,500    University of Texas, Permanent University
              Fund, Revenue Refunding, Series 2002A,
              5.000% 07/01/08...........................  Aaa       AAA             3,821
   2,555    University of Texas, University Financing
              Systems Revenue, Series 2001C,
              4.000% 08/15/05...........................  Aaa       AAA             2,606
                                                                               ----------
                                                                                  142,157
                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            UTAH -- 0.8%
 $ 2,000    Utah County, Utah, Hospital Revenue, (IHC
              Health Services Inc. Project) Series 2002,
              5.000% 05/15/05...........................  Aa2       AA+        $    2,040
   5,000    Utah, Intermountain Power Agency, Power
              Supply Revenue Refunding, Series 1998A,
              (MBIA Insured),
              5.000% 07/01/07...........................  Aaa       AAA             5,380
   1,000    Utah, Intermountain Power Agency, Power
              Supply Revenue Refunding, Series 2002,
              (AMBAC Insured),
              4.000% 07/01/06...........................  Aaa       AAA             1,036
                                                                               ----------
                                                                                    8,456
                                                                               ----------
            VIRGINIA -- 2.6%
   2,000    Arlington County, Virginia, Industrial
              Development Authority, Hospital Facilities
              Revenue, (Virginia Hospital Center
              Project) Series 2001,
              5.500% 07/01/05...........................  A2        A               2,055
   4,000    Fairfax County, Virginia, Economic
              Development Authority, Resource Recovery,
              Revenue Refunding, Series 1998A, AMT,
              (AMBAC Insured),
              5.950% 02/01/07...........................  Aaa       AAA             4,328
   4,345    Loudon County, Virginia, Industrial
              Development Authority Public Safety
              Facility Lease Revenue, Series 2003B,
              5.000% 12/15/08...........................  Aa2       AA              4,614
   5,000    Louisa, Virginia, Industrial Development
              Authority, Solid Waste & Sewer Disposal
              Revenue, (Virginia Electric & Power
              Company Project), Series 2000A,
              2.350% 09/01/30...........................  A3        BBB+            4,946

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 5,635    Virginia, Commonwealth Transportation Board,
              Federal Highway Reimbursement Notes
              Revenue, Series 2002,
              4.000% 10/01/05...........................  Aa2       AA         $    5,764
   1,730    Virginia, Port Authority, Commonwealth
              Revenue, Series 1996, AMT,
              5.750% 07/01/05...........................  Aa1       AA+             1,783
   1,120    Virginia, Port Authority, Port Facility
              Revenue, Series 2003, (MBIA Insured),
              4.000% 07/01/09...........................  Aaa       AAA             1,171
   1,015    Virginia, Port Authority, Port Facility
              Revenue, Series 2003, (MBIA Insured),
              5.000% 07/01/07...........................  Aaa       AAA             1,087
   1,065    Virginia, Port Authority, Port Facility
              Revenue, Series 2003, (MBIA Insured),
              5.000% 07/01/08...........................  Aaa       AAA             1,155
                                                                               ----------
                                                                                   26,903
                                                                               ----------
            WASHINGTON -- 2.2%
   2,190    King County, Washington, School District 405
              Bellevue, GO, Series 2002
              4.000% 12/01/04...........................  Aa1       AA+             2,199
   2,000    Lewis County, Washington, Public Utilities
              District 001, Revenue Refunding, Series
              2003,
              5.000% 10/01/06...........................  Aaa       AA-             2,118
   2,605    Seattle, Washington, GO, Series 2001,
              4.000% 08/01/05...........................  Aa1       AAA             2,655
   1,000    Seattle, Washington, Municipal Light and
              Power Revenue, Series 2001, (FSA Insured),
              5.250% 03/01/06...........................  Aaa       AAA             1,047
   2,750    Seattle, Washington, Port of Seattle
              Revenue, AMT, Series 2001B, (FGIC
              Insured),
              5.500% 04/01/08...........................  Aaa       AAA             3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,765    Spokane County, Washington, School District
              Number 354 Mead, GO Refunding, Series
              1993, (MBIA Insured),
              5.100% 12/01/05...........................  Aaa       AAA        $    1,793
   3,655    Washington State, GO Refunding, Series
              2002R-A,
              5.000% 09/01/06...........................  Aa1       AA              3,864
   1,500    Washington State, GO, Series 2001B,
              5.000% 09/01/06...........................  Aa1       AA              1,586
   5,000    Washington State, GO, Series 2001R-A,
              5.250% 09/01/05...........................  Aa1       AA              5,160
                                                                               ----------
                                                                                   23,422
                                                                               ----------
            WEST VIRGINIA -- 0.1%
   1,000    Putnam County, West Virginia, PCR Refunding,
              (Appalachian Power Company Project)
              Series, 2003E,
              2.800% 05/01/19...........................  Baa2      BBB               999
                                                                               ----------
            WISCONSIN -- 2.3%
   1,375    Appleton, Wisconsin, Waterworks Revenue
              Refunding, Series 2001, (FGIC Insured),
              4.000% 01/01/07...........................  Aaa       AAA             1,435
   1,000    Appleton, Wisconsin, Waterworks Revenue
              Refunding, Series 2001, (FGIC Insured),
              4.000% 01/01/08...........................  Aaa       AAA             1,052
   5,000    Kaukauna, Wisconsin, PCR Refunding,
              (International Paper Project) Series
              1997A,
              5.150% 07/01/06...........................  Baa2      BBB             5,220
   2,070    Milwaukee, Wisconsin, GO Refunding, Series
              2002, (FSA Insured),
              5.000% 09/01/07...........................  Aaa       AAA             2,234
   2,080    Milwaukee, Wisconsin, GO Refunding, Series
              2002W, (FSA Insured),
              4.500% 03/15/09...........................  Aaa       AAA             2,239

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS            VALUE
  (000)                                                      (UNAUDITED)          (000)
------------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 1,695    Osh Kosh, Wisconsin, Area School District,
              GO Refunding, Series 1996B, (MBIA-IBC
              Insured),
              4.900% 03/01/06...........................  Aaa       AAA        $    1,768
   1,615    Wisconsin State, Clean Water Revenue,
              Series 1,
              4.500% 06/01/06...........................  Aa2       AA+             1,684
   2,250    Wisconsin State, GO Refunding, Series 1993,
              4.900% 11/01/06...........................  Aa3       AA-             2,384
   4,000    Wisconsin State, GO Refunding, Series 1998,
              5.000% 05/01/05...........................  Aa3       AA-             4,077
   1,005    Wisconsin State, Health and Education
              Facilities Authority, Revenue, (Gundersen
              Lutheran Hospital Project) Series 2003A,
              (FSA Insured),
              5.000% 02/15/07...........................  Aaa       AAA             1,068
   1,030    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Gundersen
              Lutheran Project) Series 2003A, (FSA
              Insured),
              4.000% 02/15/05...........................  Aaa       AAA             1,038
                                                                               ----------
                                                                                   24,199
                                                                               ----------
            WYOMING -- 1.0%
   2,300    Campbell County, Wyoming, School District
              Number 001-Gillette, GO, Series 1996, (SCH
              BD GTY),
              5.550% 06/01/06...........................  Aaa       AAA             2,436
   8,350    Uinta County, Wyoming PCR, (Amoco Project
              2.250% 07/01/26...........................  Aa1       AA+             8,344
                                                                               ----------
                                                                                   10,780
                                                                               ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,015,246).............................................    1,025,199
                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


 SHARES                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 1.1%
              (Cost $11,876)
 11,876     Nations Tax-Exempt Reserves, Capital Class#.................   $   11,876
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $1,027,122*)..............................      99.1%   1,037,075
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.9%       9,299
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,046,374
                                                                           ==========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 &&
  Floating rate note. The interest rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Short Term Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              12.15%
AMBAC                                             11.04%
FGIC                                              10.53%
FSA                                               10.03%

Nations Short Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                          17.99%
Transportation Revenue                            12.56%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.1%
            ALABAMA -- 1.0%
 $ 2,000    Alabama State, Public School and College
              Authority, GO Refunding, Series 1993,
              5.000% 12/01/05........................... Aa3       AA-        $    2,045
   3,265    Alabama, Special Care Facilities Financing
              Authority, Hospital Revenue, (Charity
              Obligation Group Project) Series 1999A,
              (MBIA Insured, Escrowed to Maturity),
              4.625% 11/01/10........................... Aaa       AAA             3,493
   2,500    Birmingham, Alabama, Baptist Medical Centers
              Special Care Facilities Financing
              Authority, Revenue Refunding, (Baptist
              Medical Centres Project) Series 1993A,
              (MBIA Insured),
              5.500% 08/15/05........................... Aaa       AAA             2,533
   2,500    Birmingham, Alabama, Industrial Water Board,
              Industrial Water Supply Revenue, Series
              1978, (MBIA Insured),
              6.000% 07/01/07........................... Aaa       AAA             2,726
     685    Birmingham, Alabama, Medical Clinic Board
              Revenue, (Baptist Medical Centers Project)
              Series 1979,
              8.300% 07/01/08........................... Aaa       AAA               759
   5,750    Courtland, Alabama, Industrial Development
              Board, Solid Waste Disposal Revenue,
              (Champion International Corporation
              Project) Series 1993A, AMT,
              6.375% 03/01/29........................... Baa2      BBB             5,761
     820    Prichard, Alabama, Waterworks and Sewer
              Board, Water and Sewer Revenue Refunding,
              Series 1994, (AMBAC Insured),
              5.650% 11/15/04........................... Aaa       AAA               824
                                                                              ----------
                                                                                  18,141
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ALASKA -- 2.6%
 $ 3,000    Alaska State, Housing Finance Corporation
              Revenue, Series 1992A,
              6.000% 12/01/05........................... Aa2       AA         $    3,136
   1,965    Alaska State, Housing Finance Corporation
              Revenue, Series 1995A, (MBIA, FHA/VA/FNMA
              Mortgages),
              5.800% 12/01/12........................... Aaa       AAA             2,036
  11,500    Alaska State, Housing Finance Corporation
              Revenue, Series 1997A, (MBIA Insured),
              6.000% 06/01/27........................... Aaa       AAA            12,008
   1,505    Alaska State, Housing Finance Corporation,
              Revenue, Series 1995A, (MBIA Insured),
              5.400% 06/01/08........................... Aaa       AAA             1,569
   3,345    Alaska, Industrial Development and Export
              Authority, Revenue Refunding, Series
              1998A, AMT, (MBIA Insured),
              5.250% 04/01/12........................... Aaa       AAA             3,616
     895    Alaska, Industrial Development and Export
              Authority, Revenue, Series 1995A,
              6.000% 04/01/05........................... A2        A-                911
   1,250    Alaska, Student Loan Corporation, Revenue,
              Series 1997A, AMT, (AMBAC Insured),
              5.200% 07/01/06........................... Aaa       AAA             1,317
   2,000    Anchorage, Alaska, Electric Utility Revenue,
              Senior Lien, (Municipal Light and Power
              Project) Series 1996C, (AMBAC Insured),
              5.300% 12/01/11........................... Aaa       AAA             2,171
   5,000    Anchorage, Alaska, GO Refunding, Schools,
              Series 2004B, (AMBAC Insured),
              5.250% 12/01/15........................... Aaa       AAA             5,674

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $10,600    Anchorage, Alaska, GO Refunding, Series
              2002, (MBIA Insured),
              5.250% 07/01/10........................... Aaa       AAA        $   11,857
   1,000    Fairbanks, Alaska, North Star Borough GO
              Refunding, Series 1993S, (MBIA Insured),
              5.500% 03/01/08........................... Aaa       AAA             1,101
                                                                              ----------
                                                                                  45,396
                                                                              ----------
            ARIZONA -- 2.9%
     500    Arizona State, Power Authority, Power
              Reserves Revenue, Series 2001,
              5.000% 10/01/10........................... Aa2       AA                553
   1,500    Arizona, Educational Loan Marketing
              Corporation, Educational Loan Revenue,
              Series 1993,
              6.300% 12/01/08........................... NR        NR              1,532
   1,500    Arizona, Health Facilities Authority,
              Hospital Systems Revenue Refunding,
              (Samaritan Health Systems Project) Series
              1993, (MBIA Insured),
              5.400% 12/01/05........................... Aaa       AAA             1,564
  10,000    Arizona, School Facility Board, Certificate
              of Participation, Series 2003A, (MBIA
              Insured),
              5.250% 09/01/14........................... Aaa       AAA            11,161
   3,715    Maricopa County, Arizona, Industrial
              Development Authority, Health Facilities
              Revenue, Series 1999A, (GNMA COLL, FHA),
              6.300% 09/20/38........................... Aa2       AA              3,991
      70    Maricopa County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001-1B,
              (GNMA/FHLMC COLL),
              6.100% 09/01/28........................... Aaa       AAA                71
   6,300    Maricopa County, Arizona, Unified High
              School District Number 210, GO, Series
              2003, (MBIA Insured),
              5.000% 07/01/15........................... Aaa       AAA             7,027

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $   910    Mohave County, Arizona, Elementary School
              District Number 016 Mohave Valley, GO,
              Series 1997, (MBIA Insured),
              6.900% 07/01/07........................... Aaa       AAA        $    1,025
   4,710    Phoenix, Arizona, Civic Improvement
              Corporation, Airport Revenue Refunding,
              Senior Lien, Series 1999A, AMT, (FGIC
              Insured),
              5.500% 07/01/11........................... Aaa       AAA             5,221
   1,000    Phoenix, Arizona, Civic Improvement
              Corporation, Excise Tax Revenue, Senior
              Lien, (Municipal Courthouse Project)
              Series 1999A,
              5.500% 07/01/12........................... Aa2       AAA             1,122
   2,125    Pima County, Arizona, Unified School
              District, GO, Series 1995G, (MBIA
              Insured),
              7.300% 07/01/05........................... Aaa       AAA             2,213
   4,710    Salt River, Arizona, Agriculture Improvement
              and Power District, Electric Systems
              Revenue Refunding, (Salt River Project)
              Series 1993B,
              5.200% 01/01/08........................... Aa2       AA              5,140
     705    Tucson & Pima County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001A-1, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.350% 01/01/34........................... Aaa       AAA               754
     960    Tucson and Pima County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001A-1, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.000% 07/01/21........................... Aaa       AAA               971
     500    Tucson, Arizona, Airport Authority, Revenue,
              Series 2001, AMT, (AMBAC Insured),
              5.500% 06/01/12........................... Aaa       AAA               548

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,000    Tucson, Arizona, GO Refunding, Series 1995,
              (FGIC Insured),
              5.600% 07/01/07........................... Aaa       AAA        $    1,038
   4,760    Tucson, Arizona, GO Refunding, Series 1998,
              5.500% 07/01/18........................... Aa3       AA              5,520
   1,235    Yuma County, Arizona, Jail District Revenue,
              Series 1996, (AMBAC Insured),
              5.300% 07/01/09........................... Aaa       AAA             1,279
                                                                              ----------
                                                                                  50,730
                                                                              ----------
            ARKANSAS -- 1.5%
  13,725    Arkansas State, Federal Highway Grant
              Anticipation GO, Series 2001A,
              5.250% 08/01/09........................... Aa2       AA             15,316
  10,000    Arkansas State, GO, Series 2000A,
              5.500% 08/01/11........................... Aa2       AA             11,146
                                                                              ----------
                                                                                  26,462
                                                                              ----------
            CALIFORNIA -- 8.1%
   1,000    ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000A, AMT,
              (GTY-AGMT), Mandatory Put
              8/15/08 @ 100,
              6.400% 08/15/30........................... Baa3      BBB-            1,092
   8,000    ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000B,
              (GTY-AGMT), Mandatory Put
              8/15/08 @ 100,
              6.250% 08/15/30........................... Baa3      BBB-            8,754
  10,000    California State, Department of Water
              Resources Supply Revenue, Series 2002A,
              5.500% 05/01/11........................... A2        BBB+           11,253
   2,000    California State, Department of Water
              Resources, Power Supply Revenue, Series
              2002A,
              6.000% 05/01/13........................... A3        BBB+            2,332

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,000    California State, Economic Recovery, GO,
              Series 2004A,
              4.500% 01/01/07........................... Aa3       AA-        $    1,056
   5,000    California State, Economic Recovery, GO,
              Series 2004A,
              (MBIA Insured),
              5.000% 07/01/15........................... Aaa       AAA             5,532
   3,265    California State, GO, Series 2000,
              5.000% 12/01/16........................... Baa1      BBB             3,490
   2,000    California State, Public Works Board Lease
              Revenue, (Department of Health - Colinga)
              Series 2004A,
              5.500% 06/01/19........................... Baa1      BBB             2,211
   1,750    California, Statewide Communities
              Development Authority, Apartment
              Development Revenue Refunding, (Irvine
              Apartment Communities Project) Series
              1998A-4, Mandatory Put
              05/15/13 @ 100,
              5.250% 05/15/25........................... Baa2      BBB             1,822
   5,500    California, Statewide Communities
              Development Authority, Revenue
              Certificates of Participation, Series
              1993,
              5.400% 11/01/15........................... A3        A-              5,578
   1,800    Citrus Heights, California, Water District
              Revenue, Series 2000, (FGIC Insured),
              5.250% 10/01/20........................... Aaa       AAA             1,966
   3,500    Golden State Tobacco Securitization
              Corporations, Tobacco Settlement Revenue,
              Series 2003A,
              6.250% 06/01/33........................... Baa2      BBB             3,309
   7,700    Los Angeles County, California, Metropolitan
              Transportation Authority Sales Tax
              Revenue, (Property A First Tier Senior)
              Series 2003A, (FSA Insured),
              5.000% 07/01/18........................... Aaa       AAA             8,305

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,280    Los Angeles County, California, Metropolitan
              Transportation Authority Sales Tax
              Revenue, (Property A First Tier Senior)
              Series 2003A, (FSA Insured),
              5.000% 07/01/17........................... Aaa       AAA        $    6,812
   9,035    Los Angeles, California, Public Improvement,
              GO, Series 2003A, (MBIA Insured),
              5.000% 09/01/12........................... Aaa       AAA            10,086
  10,000    Los Angeles, California, Unified School
              District, Series 1998B,
              5.000% 07/01/18........................... Aaa       AAA            10,713
   6,425    Milpitas, California, Redevelopment Agency,
              Tax Allocation, Series 2003, (MBIA
              Insured),
              5.000% 09/01/15........................... Aaa       AAA             7,019
   6,745    Milpitas, California, Redevelopment Agency,
              Tax Allocation, Series 2003, (MBIA
              Insured),
              5.000% 09/01/16........................... Aaa       AAA             7,326
   3,000    Pico Rivera, California, Water Authority
              Revenue, (Water System Project) Series
              1999A, (MBIA Insured),
              5.500% 05/01/29........................... Aaa       AAA             3,352
   6,000    Port Oakland, California, Port Revenue
              Refunding, Series 1997H, AMT, (MBIA
              Insured),
              5.500% 11/01/15........................... Aaa       AAA             6,480
  10,000    Sacramento, California, Municipal Utility
              District Electric Revenue Refunding,
              Series 2003S, (FSA Insured),
              5.000% 11/15/09........................... Aaa       AAA            11,099
   2,000    San Francisco, California, City and County
              Airport Commission, International Airport
              Revenue Refunding, Series 2003B-29, (FGIC
              Insured),
              5.250% 05/01/13........................... Aaa       AAA             2,256

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $14,750    San Francisco, California, GO Refunding,
              Series 2002,
              5.000% 06/15/11........................... Aa3       AA         $   16,383
   4,195    Santa Clara, California, Redevelopment
              Agency Tax Allocation, (Bayshore North
              Project) Series 2002, (AMBAC Insured),
              5.500% 06/01/13........................... Aaa       AAA             4,760
                                                                              ----------
                                                                                 142,986
                                                                              ----------
            COLORADO -- 2.8%
   1,000    Adams County, Colorado, School District
              Number 012, GO, Series 1997, (FGIC
              Insured, State Aid Withholding),
              Prerefunded
              12/15/07 @ 101,
              5.250% 12/15/09........................... Aaa       AAA             1,104
   3,635    Aurora Centretech Metropolitan District,
              Colorado, GO Refunding, Series 1998C, (BNP
              Paribas LOC), Mandatory Put
              12/01/08 @ 100,
              4.875% 12/01/28........................... Aa3       AA-             3,837
   2,445    Boulder Larimer and Weld Counties, Colorado
              State, Vrain Valley School District, GO,
              Series 1997, (FGIC Insured),
              5.000% 12/15/10........................... Aaa       AAA             2,657
  10,000    Colorado, E-470 Public Highway Authority,
              Refunding Revenue, Series 1997B, (MBIA
              Insured),
              3.886%& 09/01/12.......................... Aaa       AAA             7,370
   4,000    Colorado, Northwest Parkway Public Highway
              Authority, Revenue, Series 2001C,
              4.739%& 06/15/21.......................... Aaa       AAA             3,135
   3,075    Denver, Colorado, City and County Airport
              Revenue Refunding, Series 2000A, AMT,
              (AMBAC Insured),
              6.000% 11/15/15........................... Aaa       AAA             3,434

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $10,300    Denver, Colorado, City and County Airport
              Revenue, Series 1995C, (MBIA Insured),
              6.500% 11/15/12........................... Aaa       AAA        $   12,128
   5,570    Denver, Colorado, City and County Excise Tax
              Revenue Refunding, Series 1999A, (FSA
              Insured),
              5.375% 09/01/11........................... Aaa       AAA             6,181
   1,630    Denver, Colorado, Health and Hospital
              Authority, Healthcare Revenue, Series
              2001A,
              6.000% 12/01/23........................... Baa3      BBB             1,692
   7,385    Douglas County, Colorado, School District
              Number RE-1, Douglas and Elbert Counties,
              GO, Series 2001, (MBIA Insured, State Aid
              Withholding), Prerefunded
              12/15/11 @ 100,
              5.250% 12/15/13........................... Aaa       AAA             8,348
                                                                              ----------
                                                                                  49,886
                                                                              ----------
            CONNECTICUT -- 1.1%
  10,470    Connecticut State, GO, Series 2002D,
              5.250% 11/15/08........................... Aa3       AA             11,589
   7,800    Stamford, Connecticut, Housing Authority,
              Multi-Family Revenue Refunding, (Housing-
              Fairfield Apartments Project) Series 1998,
              AMT, Mandatory Put 12/01/08 @ 100,
              4.750% 12/01/28........................... Baa1      BBB+            8,010
                                                                              ----------
                                                                                  19,599
                                                                              ----------
            DISTRICT OF COLUMBIA -- 0.8%
   1,375    District Columbia, Revenue, (Georgetown
              University Project) Series 1988C, (MBIA
              Insured),
              4.850% 04/01/09........................... Aaa       AAA             1,480
   2,000    District Columbia, Water and Sewer
              Authority, Public Utility Revenue, Series
              1998, (FSA Insured),
              5.500% 10/01/11........................... Aaa       AAA             2,271

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 1,000    District of Columbia, Hospital Revenue
              Refunding, (Medlantic Healthcare Group
              Project) Series 1997A, (MBIA Insured),
              6.000% 08/15/06........................... Aaa       AAA        $    1,074
   1,350    District of Columbia, Hospital Revenue
              Refunding, (Medlantic Healthcare Group
              Project) Series 1997A, (MBIA Insured),
              6.000% 08/15/07........................... Aaa       AAA             1,492
   3,050    District of Columbia, Revenue, (Georgetown
              University Project) Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11........................... Aaa       AAA             3,321
   2,000    District of Columbia, Revenue, (The
              Smithsonian Institute Project) Series
              1997,
              5.000% 02/01/17........................... Aaa       AAA             2,156
   1,500    Metropolitan Washington, District of
              Columbia, Airport Revenue, Series 1994A,
              AMT, (MBIA Insured),
              5.600% 10/01/06........................... Aaa       AAA             1,530
                                                                              ----------
                                                                                  13,324
                                                                              ----------
            FLORIDA -- 3.6%
   2,700    Duval County, Florida, Housing Finance
              Authority, Multi-Family Housing Revenue
              Refunding, (United Dominion Realty Trust -
              Greentree Place Project) Series 1995,
              Mandatory Put
              04/01/15 @ 100,
              6.750% 04/01/25........................... Baa2      BBB             2,772
   3,265    Escambia County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1999, AMT, (FNMA/GNMA COLL),
              4.500% 10/01/09........................... Aaa       AAA             3,431
   2,500    Florida State, Board of Education, Capital
              Outlay Refunding GO, Series 1995D,
              4.750% 06/01/07........................... Aa2       AA+             2,571

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,990    Florida State, Board of Education, Capital
              Outlay Refunding GO, Series 1998B,
              5.250% 06/01/11........................... Aa2       AA+        $    4,478
   7,290    Florida State, Department of Transportation,
              GO Refunding, Series 2002,
              5.250% 07/01/13........................... Aa2       AA+             8,197
   2,000    Florida, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              (United Dominion Realty Trust - Andover
              Project) Series 1996E, AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26........................... Baa2      BBB             2,059
   4,695    Florida, Ports Financing Commission Revenue,
              State Transportation Trust Fund, Series
              1996, (MBIA Insured),
              6.000% 06/01/06........................... Aaa       AAA             5,004
   1,750    Jacksonville, Florida, Excise Taxes Revenue,
              Series 2003C, (MBIA Insured),
              5.250% 10/01/19........................... Aaa       AAA             1,902
   5,000    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07........................... Aaa       AAA             5,398
   4,075    North Broward, Florida, Hospital District
              Revenue Refunding, Series 1997,
              5.250% 01/15/11........................... Aaa       AAA             4,367
   7,000    Pinellas County, Florida, Housing Authority,
              Housing Revenue, (Affordable Housing
              Project), Series 2001, (FSA Insured),
              4.600% 12/01/10........................... Aaa       AAA             7,473
   6,080    Tampa, Florida, Health Systems Revenue,
              (Catholic Health East Project) Series
              1998A-1, (MBIA Insured),
              5.500% 11/15/13........................... Aaa       AAA             6,956

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 6,000    Tampa, Florida, Health Systems Revenue,
              (Catholic Health East Project) Series
              1998A-1, (MBIA Insured),
              5.500% 11/15/14........................... Aaa       AAA        $    6,878
   1,645    Tampa, Florida, Water and Sewer Revenue,
              Series 1987,
              6.800% 10/01/07........................... Aaa       AAA             1,755
                                                                              ----------
                                                                                  63,241
                                                                              ----------
            GEORGIA -- 1.9%
  15,305    Atlanta, Georgia, Water & Wastewater
              Revenue, Series 1999A,
              5.500% 11/01/18........................... Aaa       AAA            17,886
   3,500    Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997, AMT,
              5.625% 05/01/09........................... A1        A+              3,859
   5,635    DeKalb County, Georgia, Special Recreation
              Tax District, GO, Series 2001,
              5.000% 12/01/13........................... Aaa       AA+             6,329
   4,400    Georgia State, GO, Series 1997C,
              6.250% 08/01/09........................... Aaa       AAA             5,093
                                                                              ----------
                                                                                  33,167
                                                                              ----------
            HAWAII -- 1.0%
  13,745    Hawaii State, GO, Series 2001CV (FGIC
              Insured),
              5.500% 08/01/09........................... Aaa       AAA            15,441
   2,500    Honolulu City and County, Hawaii, GO
              Refunding, Series 1990A,
              7.350% 07/01/07........................... Aa2       AA-             2,837
                                                                              ----------
                                                                                  18,278
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ILLINOIS -- 7.5%
 $ 5,195    Chicago, Illinois, City Colleges Chicago
              Capital Improvement, GO, Series 1999,
              (FGIC Insured),
              6.000% 01/01/11........................... Aaa       AAA        $    5,953
   1,000    Chicago, Illinois, Emergency Telephone
              Systems, GO, Series 1998, (FGIC Insured),
              5.550% 01/01/08........................... Aaa       AAA             1,102
   2,000    Chicago, Illinois, Equipment Notes, GO,
              Series 1998, (FGIC Insured),
              5.000% 01/01/08........................... Aaa       AAA             2,163
     605    Chicago, Illinois, GO Refunding, (Escrowed
              to Maturity - Project & Refunding) Series
              199A, (FGIC Insured),
              5.000% 01/01/08........................... Aaa       AAA               656
   5,650    Chicago, Illinois, GO Refunding, Series
              1999, (FGIC Insured),
              5.000% 01/01/15........................... Aaa       AAA             6,054
   7,540    Chicago, Illinois, GO Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18........................... Aaa       AAA             8,527
   5,975    Chicago, Illinois, Housing Authority,
              Capital Program Revenue, Series 2001,
              5.250% 07/01/12........................... Aa3       AA              6,590
   5,000    Chicago, Illinois, Housing Authority,
              Capital Program Revenue, Series 2001,
              5.375% 07/01/13........................... Aa3       AA              5,503
   5,640    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Series 1993C,
              (MBIA Insured),
              5.000% 01/01/11........................... Aaa       AAA             6,201
  10,000    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Series 1999,
              (AMBAC Insured),
              5.500% 01/01/12........................... Aaa       AAA            10,864
   1,135    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/09........................... Aaa       AAA             1,231

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,195    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/10........................... Aaa       AAA        $    1,296
   1,260    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/11........................... Aaa       AAA             1,364
   1,325    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/12........................... Aaa       AAA             1,435
   1,000    Chicago, Illinois, Public Building
              Commission Revenue, Chicago Transit
              Authority, Series 1995, (AMBAC Insured),
              Prerefunded
              01/01/05 @ 100,
              6.600% 01/01/15........................... Aaa       AAA             1,013
   2,000    Chicago, Illinois, Water Revenue Refunding,
              Series 1992, (AMBAC Insured),
              5.600% 11/01/04........................... Aaa       AAA             2,007
   1,490    Chicago, Illinois, Water Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.100% 11/01/08........................... Aaa       AAA             1,634
   1,000    Cook County, Illinois, Capital Improvement
              GO, Series 1996, (FGIC Insured),
              5.400% 11/15/07........................... Aaa       AAA             1,075
   2,265    Cook County, Illinois, School District
              Number 135, GO Refunding, Series 1995,
              (FGIC Insured),
              5.450% 12/01/08........................... Aaa       AAA             2,402
   2,350    Cook County, Illinois, School District
              Number 135, GO Refunding, Series 1995,
              (FGIC Insured),
              5.550% 12/01/09........................... Aaa       AAA             2,489
   1,145    Du Page County, Illinois, School District,
              GO, Series 1997, (FGIC Insured),
              6.750% 02/01/11........................... Aaa       AAA             1,373
   6,850    Illinois State, GO, Series 2000, Prerefunded
              06/01/10 @ 100,
              5.750% 06/01/15........................... Aaa       AAA             7,845

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $10,000    Illinois State, GO, Series 2002, (FSA
              Insured),
              5.375% 12/01/13........................... Aaa       AAA        $   11,393
   5,525    Illinois, Development Financial Authority,
              Solid Waste Disposal Revenue, (Waste
              Management Inc. Project)
              Series 1997, AMT,
              5.050% 01/01/10........................... Baa2      BBB             5,784
   1,030    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.150% 07/01/09........................... Aaa       AAA             1,126
   1,025    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.250% 07/01/10........................... Aaa       AAA             1,123
   1,145    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.300% 07/01/11........................... Aaa       AAA             1,256
   1,000    Illinois, Finance Authority, Revenue
              Refunding, (DePaul University), Series
              2004A,
              5.375% 10/01/17........................... Baa1      BBB+            1,110
   2,000    Illinois, Finance Authority, Revenue
              Refunding, (DePaul University), Series
              2004A,
              5.375% 10/01/18........................... Baa1      BBB+            2,220
     635    Illinois, Health Facilities Authority,
              Revenue, (Franciscan Sisters Health Care
              Hospital) Series 1994A, (MBIA Insured),
              6.500% 09/01/05........................... Aaa       AAA               663
   1,500    Illinois, Health Facilities Authority,
              Revenue, (Galesburg Cottage Hospital
              Project), Series 2000, (RADIAN Insured),
              6.000% 05/01/15........................... Aa2       AA              1,729

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 6,320    Illinois, Health Facilities Authority,
              Revenue, (Highland Park Hospital Project)
              Series 1991B, (FGIC Insured), Prerefunded
              10/01/07 @ 102,
              5.900% 10/01/12........................... Aaa       AAA        $    7,120
   2,400    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1992, (MBIA-IBC
              Insured),
              6.500% 06/01/05........................... Aaa       AAA             2,476
   1,580    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1996A, (AMBAC
              Insured),
              6.000% 12/15/06........................... Aaa       AAA             1,715
   6,985    Illinois, Northwest Municipal Junction
              Action, Water Agency and Supply Systems
              Revenue, Series 1997, (MBIA Insured),
              5.125% 05/01/11........................... Aaa       AAA             7,605
   1,670    Illinois, University Housing and Auxiliary
              Facilities Systems Revenue, Series 1996,
              (MBIA Insured),
              5.000% 10/01/07........................... Aaa       AAA             1,791
   1,000    Lake County, Illinois, Warren Township High
              School District Number 121 Gurnee, GO
              Refunding, Series 1995, (FGIC Insured),
              5.050% 01/01/07........................... Aaa       AAA             1,028
   1,750    Regional Transportation of Illinois
              Authority, Series 1994C, (FGIC Insured),
              7.750% 06/01/11........................... Aaa       AAA             2,218
   2,250    Springfield, Illinois, Electric Revenue,
              Senior Lien, Series 1991,
              6.500% 03/01/07........................... Aa3       A+              2,478
                                                                              ----------
                                                                                 131,612
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            INDIANA -- 2.4%
 $ 2,500    Columbus, Indiana, Four Star School Building
              Revenue, Series 1995, (MBIA Insured, State
              Aid Withholding),
              5.700% 01/15/08........................... Aaa       AAA        $    2,625
   1,575    Hamilton County, Indiana, County Option
              Income Tax Revenue, Series 1998, (FSA
              Insured),
              5.250% 07/10/12........................... Aaa       AAA             1,724
   1,385    Hamilton, Southeastern Indiana, Consolidated
              School Building Corporation, Revenue,
              Series 1995, (AMBAC Insured, State Aid
              Withholding), Prerefunded
              07/15/05 @ 102,
              5.750% 07/15/09........................... Aaa       AAA             1,457
   3,170    Hamilton, Southeastern Indiana, Consolidated
              School Building Corporation, Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.500% 01/15/12........................... Aaa       AAA             3,382
   1,140    Hamilton, Southeastern Indiana, North Del
              School Building Corporation, Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.300% 07/15/11........................... Aaa       AAA             1,239
   9,100    Indiana State, Development Finance
              Authority, PCR Refunding, (Southern
              Indiana Gas and Electric Project) Series
              1998C, AMT, Mandatory Put 03/01/06 @ 100,
              5.000% 03/01/30........................... Baa1      BBB+            9,388
   1,100    Indiana, Bond Bank Revenue, (State Revolving
              Fund Project) Series 1995A,
              6.875% 02/01/12........................... Aaa       AAA             1,141
   1,035    Indiana, Ivy Tech State College Revenue,
              Series 1997E, (AMBAC Insured),
              5.000% 07/01/07........................... Aaa       AAA             1,109

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,000    Indiana, Ivy Tech State College Revenue,
              Series 1997E, (AMBAC Insured),
              5.050% 07/01/09........................... Aaa       AAA        $    1,074
   1,000    Indiana, Transportation Financing Authority,
              Highway Revenue, Series 1998A, (MBIA
              Insured),
              5.250% 12/01/13........................... Aaa       AAA             1,119
   1,500    Indiana, Transportation Financing Authority,
              Highway Revenue, Series 1998A, (MBIA
              Insured),
              5.250% 12/01/14........................... Aaa       AAA             1,679
   1,000    Indiana, University of Indiana Revenue,
              Series 1998K, Prerefunded
              08/01/05 @ 102,
              5.800% 08/01/11........................... Aa2       AA              1,054
   1,000    Indiana, University of Indiana Revenue,
              Series 1998K, Prerefunded
              08/01/05 @ 102,
              5.900% 08/01/12........................... Aa2       AA              1,055
   1,520    Indiana, University of Indiana Revenue,
              Series 1998L,
              5.000% 08/01/09........................... Aa2       AA              1,654
   2,510    Indiana, University of Indiana Revenue,
              Series 1998L,
              5.000% 08/01/10........................... Aa2       AA              2,735
   1,140    Pike Township, Indiana, School Building
              Corporation, Refunding Revenue, (First
              Mortgage) Series 1993, (State Aid
              Withholding),
              4.800% 08/01/05........................... A1        AA              1,143
   1,000    Plymouth, Indiana, Multi School Building
              Refunding Revenue, Series 1995, (MBIA
              Insured, State Aid Withholding),
              5.550% 07/01/09........................... Aaa       AAA             1,037
   1,005    Shelby County, Indiana, Jail Building
              Corporation, Refunding Revenue, Series
              1996, (MBIA Insured),
              5.300% 07/15/07........................... Aaa       AAA             1,067

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,045    Shelby County, Indiana, Jail Building
              Corporation, Refunding Revenue, Series
              1996, (MBIA Insured),
              5.400% 07/15/08........................... Aaa       AAA        $    1,111
     205    St. Joseph County, Indiana, Hospital
              Authority, Hospital Facilities Revenue,
              (St. Joseph Hospital South Bend) Series
              1979,
              8.500% 12/01/04........................... Aaa       AAA               207
   1,085    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.100% 01/05/12........................... Aaa       AAA             1,182
   1,185    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.100% 07/05/12........................... Aaa       AAA             1,291
   1,745    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.250% 01/05/14........................... Aaa       AAA             1,910
                                                                              ----------
                                                                                  41,383
                                                                              ----------
            IOWA -- 0.6%
   9,650    Iowa, Student Loan Liquidity Corporation,
              Student Loan Revenue Refunding, Series
              1998J, AMT, (AMBAC Insured),
              4.800% 06/01/09........................... Aaa       AAA            10,224
                                                                              ----------
            KANSAS -- 2.0%
   5,000    Kansas State, Department of Transportation,
              Highway Revenue, Series 1992,
              7.250% 03/01/05........................... Aa2       AA+             5,118
   4,500    Kansas State, Development Finance Authority,
              Revenue, Series 1998A,
              4.800% 06/01/13........................... A3        A-              4,702

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 2,175    Labette County, Kansas, Single-Family
              Mortgage Revenue, Zero Coupon Capital
              Accumulator Bonds, Series 1982, (Escrowed
              to Maturity),
              4.060%& 12/01/14.......................... Aaa       A-         $    1,445
   5,000    Wichita, Kansas, Hospital Revenue Refunding,
              Series 2001-III,
              6.250% 11/15/18........................... A1        A+              5,610
   7,555    Wyandotte County-Kansas City, Kansas,
              Unified Government Utility System, Revenue
              Refunding, Series 2004, (AMBAC Insured),
              5.650% 09/01/16........................... Aaa       AAA             8,823
   8,635    Wyandotte County-Kansas City, Kansas,
              Unified Government Utility System, Revenue
              Refunding, Series 2004, (AMBAC Insured),
              5.650% 09/01/17........................... Aaa       AAA            10,147
                                                                              ----------
                                                                                  35,845
                                                                              ----------
            KENTUCKY -- 0.0%+
     180    Kentucky State, Turnpike Authority, Toll
              Road Revenue, Series 1986A, Prerefunded
              07/01/06 @ 100,
              5.500% 07/01/07........................... Aa3       A+                188
                                                                              ----------
            MARYLAND -- 0.7%
  10,925    Maryland State, Transportation Department
              Revenue, Series 2002,
              5.500% 02/01/10........................... Aa2       AA             12,349
                                                                              ----------
            MASSACHUSETTS -- 2.5%
   3,000    Massachusetts Bay, Transportation Authority,
              Revenue Refunding, Series 1993A, (MBIA-IBC
              Insured),
              5.500% 03/01/09........................... Aaa       AAA             3,349
  10,000    Massachusetts State, GO Refunding, Series
              2004B,
              5.250% 08/01/16........................... Aa2       AA-            11,259
   3,900    Massachusetts State, GO, Series 2003D,
              (AMBAC Insured),
              5.500% 10/01/19........................... Aaa       AAA             4,546

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 6,800    Massachusetts State, Industrial Financing
              Agency, Recovery Revenue, (Ogden Haverhill
              Project) Series 1998A,
              5.350% 12/01/10........................... Baa2      BBB        $    6,914
   1,000    Massachusetts State, Industrial Financing
              Agency, Revenue, (Babson College Issue
              Project) Series 1998A, (MBIA Insured),
              5.000% 10/01/18........................... Aaa       AAA             1,071
   2,920    Massachusetts State, Water Pollution
              Abatement Trust, Revenue Refunding, Series
              2004A,
              5.250% 08/01/17........................... Aaa       AAA             3,318
   2,255    Massachusetts, Educational Financing
              Authority, Education Loan Revenue
              Refunding, Series 1999A, (AMBAC Insured),
              4.100% 07/01/05........................... Aaa       AAA             2,265
   2,430    Massachusetts, Educational Financing
              Authority, Educational Loan Revenue
              Refunding, Series 1999A, AMT, (AMBAC
              Insured),
              4.750% 07/01/11........................... Aaa       AAA             2,479
   2,210    Massachusetts, Educational Financing
              Authority, Educational Revenue, Series
              1998C, AMT, (MBIA Insured),
              4.600% 12/01/08........................... Aaa       AAA             2,252
   1,970    Massachusetts, Educational Financing
              Authority, Educational Revenue, Series
              1998C, AMT, (MBIA Insured),
              4.700% 12/01/09........................... Aaa       AAA             2,009
   2,000    New England Education Loan Marketing Company
              of Massachusetts, Student Loan Revenue
              Refunding, Series 1993A, AMT,
              5.700% 07/01/05........................... Aa2       AA              2,058

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $   295    University of Lowell Building Authority
              Massachusetts Guaranteed, Series 1995A,
              Prerefunded
              11/01/05 @ 102, (AMBAC Commonwealth GTD),
              5.700% 11/01/09........................... Aaa       AAA        $      314
   1,705    University of Lowell Building Authority,
              Massachusetts Guaranteed, Series 1995A,
              Unrefunded Balance, (AMBAC Commonwealth
              GTD),
              5.700% 11/01/09........................... Aaa       AAA             1,808
                                                                              ----------
                                                                                  43,642
                                                                              ----------
            MICHIGAN -- 1.5%
   2,000    Detroit, Michigan, City School District, GO,
              (School Building and Site Improvements)
              Series 2002A, (FGIC Q-SBLF Insured),
              6.000% 05/01/19........................... Aaa       AAA             2,434
   1,000    Detroit, Michigan, Water Supply Systems
              Refunding Revenue, Series 1995B, (MBIA
              Insured),
              5.300% 07/01/09........................... Aaa       AAA             1,111
   1,205    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/12........................... Aa2       AA              1,336
   1,000    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/13........................... Aa2       AA              1,109
   1,415    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/14........................... Aa2       AA              1,568
   5,000    Michigan State, Hospital Finance Authority,
              Revenue, (Ascension Health Credit Project)
              Series 1999A,
              Prerefunded
              11/15/09 @ 101,
              5.750% 11/15/18........................... Aaa       AAA             5,734

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 7,000    Michigan State, Hospital Finance Authority,
              Revenue, (Ascension Health Credit Project)
              Series 1999B, Mandatory Put
              11/15/04 @ 100,
              5.050% 11/15/33........................... Aa2       AA         $    7,028
   2,000    Michigan, Higher Education Student Loan
              Revenue Refunding, Series 1993-XII, (AMBAC
              Insured, GTD STD LNS),
              5.000% 10/01/04........................... Aaa       AAA             2,000
   1,850    South Lake, Michigan, Schools GO, Series
              1997, (FGIC Q-SBLF Insured),
              5.250% 05/01/12........................... Aaa       AAA             2,018
   1,000    Van Dyke, Michigan, Public Schools Refunding
              GO, Series 1996, (FGIC Q-SBLF Insured),
              5.100% 05/01/09........................... Aaa       AAA             1,057
   1,000    Ypsilanti, Michigan, School District
              Refunding, Series 1996, (FGIC-Q-SBLF
              Insured), Prerefunded
              05/01/07 @ 100,
              5.400% 05/01/09........................... Aaa       AAA             1,084
                                                                              ----------
                                                                                  26,479
                                                                              ----------
            MINNESOTA -- 0.8%
   4,600    Minneapolis and St. Paul, Minnesota,
              MetroAirport Commission Airport Revenue,
              AMT, Series 1999B, (FGIC Insured),
              5.000% 01/01/07........................... Aaa       AAA             4,866
   6,285    Minneapolis and St. Paul, Minnesota,
              MetroAirport Commission Airport Revenue,
              Series 2001D, AMT, (FGIC Insured),
              5.750% 01/01/13........................... Aaa       AAA             6,991
   2,150    Southern Minnesota Municipal Power Agency,
              Power Supply Systems Revenue, Refunded
              Balance, Series 1992B,
              5.800% 01/01/07........................... Aaa       AAA             2,169
                                                                              ----------
                                                                                  14,026
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            MISSISSIPPI -- 0.6%
 $ 7,000    Mississippi State, GO Refunding, Series
              2000,
              5.000% 12/01/08........................... Aa3       AA         $    7,685
   1,000    Mississippi State, University Educational
              Building Corporation, Revenue, Series
              1998, (AMBAC Insured),
              5.250% 08/01/12........................... Aaa       AAA             1,109
   1,000    Mississippi State, University Educational
              Building Corporation, Revenue, Series
              1998, (MBIA Insured),
              5.250% 08/01/13........................... Aaa       AAA             1,109
                                                                              ----------
                                                                                   9,903
                                                                              ----------
            MISSOURI -- 0.8%
   1,590    Kansas City, Missouri, Water Revenue, Series
              1994,
              5.900% 12/01/05........................... Aa3       AA              1,601
   2,980    Missouri State, Environmental Improvement
              and Energy Resource Authority, PCR
              Refunding, (Associated Electrical
              Cooperation - Thomas Hill Project) Series
              1996,
              5.500% 12/01/05........................... A1        AA              3,103
   9,060    St. Louis, Missouri, Municipal Financial
              Corporation Lease Hold Revenue,
              (Convention Center Project) Series 2003,
              (AMBAC Insured),
              5.250% 07/15/11........................... Aaa       AAA            10,165
                                                                              ----------
                                                                                  14,869
                                                                              ----------
            MONTANA -- 0.3%
   4,000    Montana State, Board Inventory Payroll Tax
              Revenue, (Workers Compensation Project)
              Series 1991, (MBIA Insured),
              6.750% 06/01/07........................... Aaa       AAA             4,438
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NEVADA -- 2.1%
 $ 1,365    Clark County, Nevada, Passenger Facility
              Charge Revenue, Las Vegas/ MaCarran
              International Airport, Series 1995A, (MBIA
              Insured),
              5.750% 07/01/08........................... Aaa       AAA        $    1,428
   8,895    Clark County, Nevada, School District, GO
              Refunding, Series 2001C, (FGIC Insured),
              5.375% 06/15/13........................... Aaa       AAA            10,059
  10,760    Clark County, Nevada, School District, GO,
              Series 2003,
              5.000% 06/15/16........................... Aaa       AAA            11,737
   1,180    Henderson, Nevada, Series 1997A, (MBIA
              Insured),
              5.100% 06/01/08........................... Aaa       AAA             1,284
   3,685    Las Vegas, Nevada, Redevelopment Agency Tax
              Increment Revenue, (Sub Lien - Fremont
              Street Project) Series 2003A,
              5.000% 06/15/13........................... Bbb       BBB+            3,858
   6,570    Nevada State, GO, Series 1998A,
              5.250% 05/15/16........................... Aa2       AA              7,074
   1,350    Washoe County, Nevada, GO Refunding, (Reno/
              Sparks Convention Project) Series 1995,
              (MBIA Insured),
              5.375% 07/01/08........................... Aaa       AAA             1,399
                                                                              ----------
                                                                                  36,839
                                                                              ----------
            NEW HAMPSHIRE -- 0.6%
   4,450    Manchester, New Hampshire, School Facilities
              Revenue Refunding, Series 2004, (MBIA
              Insured),
              5.500% 06/01/19........................... Aaa       AAA             5,185
   4,215    Manchester, New Hampshire, School Facilities
              Revenue Refunding, Series 2004, (MBIA
              Insured),
              5.500% 06/01/18........................... Aaa       AAA             4,914
                                                                              ----------
                                                                                  10,099
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NEW JERSEY -- 2.2%
 $ 5,000    New Jersey State, GO Refunding, Series
              2001H,
              5.250% 07/01/14........................... Aa2       AA         $    5,647
   6,725    New Jersey State, Transit Corporation,
              Certificates of Participation, (Federal
              Transit Administration Grants) Series
              2002A, (AMBAC Insured),
              5.500% 09/15/15........................... Aaa       AAA             7,722
   4,000    New Jersey State, Transportation Trust Fund
              Authority Revenue, (Transportation System)
              Series 2004B, (MBIA Insured),
              5.500% 12/15/15........................... Aaa       AAA             4,620
   3,840    New Jersey State, Transportation Trust Fund
              Authority, Transportation System Revenue,
              Unrefunded Balance, Series 1995A, (MBIA
              Insured),
              5.500% 06/15/11........................... Aaa       AAA             4,014
  10,000    New Jersey State, Transportation Trust Fund
              Authority, Transportation Systems Revenue,
              Series 1997A,
              5.000% 06/15/14........................... Aa3       AA-            10,787
   2,035    New Jersey State, Turnpike Authority,
              Revenue Refunding, Series 1972G,
              5.750% 01/01/09........................... Aaa       AAA             2,212
   4,000    New Jersey, Tobacco Settlement Financing
              Corporation, Revenue, Series 2003,
              6.750% 06/01/39........................... Baa2      BBB             3,840
                                                                              ----------
                                                                                  38,842
                                                                              ----------
            NEW MEXICO -- 2.1%
   3,000    Bernalillo County, New Mexico, Gross
              Receipts Tax Revenue Refunding, Series
              1998,
              5.250% 04/01/27........................... Aa3       AA              3,293
  15,500    Lordburg, New Mexico, PCR Refunding, (Phelps
              Dodge Corporation Project) Series 1993,
              6.500% 04/01/13........................... Baa3      BBB-           15,657
   6,000    New Mexico State, Highway Community Tax
              Revenue, Series 2000A,
              6.000% 06/15/10........................... Aa2       AA+             6,939

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NEW MEXICO -- (CONTINUED)
 $   465    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              1997C-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              5.950% 07/01/17........................... Aaa       AAA        $      486
     925    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              1997E-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              5.600% 07/01/17........................... Aaa       AAA               966
   2,545    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2001B-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              6.200% 09/01/32........................... Aaa       AAA             2,677
   2,025    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2002B-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              6.350% 03/01/33........................... Aaa       AAA             2,203
   1,695    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2002PG-A-2, (GNMA/FNMA/ FHLMC COLL),
              6.450% 03/01/33........................... Aaa       AAA             1,792
   2,000    Santa Fe, New Mexico, Gross Receipts Tax
              Revenue, Series 1997A, (AMBAC Insured),
              5.000% 06/01/08........................... Aaa       AAA             2,180
                                                                              ----------
                                                                                  36,193
                                                                              ----------
            NEW YORK -- 4.7%
   8,500    Dutchess County, New York, Industrial
              Development Agency, IDR, (IBM Project)
              Series 1999,
              AMT, Mandatory Put 12/01/09 @ 100,
              5.450% 12/01/29........................... A1        A+              9,344
   7,000    New York City, New York, Municipal Water
              Finance Authority, Water and Sewer System
              Revenue, Series 2000B,
              5.125% 06/15/31........................... Aa2       AA              7,157

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 3,500    New York City, New York, Transitional
              Finance Authority Revenue, Future Tax
              Secured, Series 2004C,
              5.250% 02/01/18........................... Aa2       AA+        $    3,855
  10,000    New York City, New York, Transitional
              Finance Authority, Revenue Refunding,
              Future Tax Secured, Series 2002A,
              5.500% 11/01/26........................... Aa2       AA+            11,272
   5,000    New York State, Dormitory Authority,
              Revenue, (City University Project) Series
              1993B,
              5.250% 07/01/06........................... A3        AA-             5,272
   5,850    New York State, Dormitory Authority,
              Revenue, (State Educational Facilities
              Project) Series 1993A,
              5.250% 05/15/15........................... A3        AA-             6,534
   1,000    New York State, Tollway Authority, Highway
              and Bridge Trust Fund Revenue, Series
              1995A, (MBIA Insured), Prerefunded
              04/01/05 @ 102,
              5.600% 04/01/10........................... Aaa       AAA             1,040
   4,510    New York State, Tollway Authority, Service
              Contract Revenue, (Local Highway and
              Bridge Project) Series 2002,
              5.500% 04/01/13........................... A3        AA-             5,085
   4,000    New York State, Urban Development
              Corporation, Correctional and Youth
              Facility Services Revenue, Series 2002A,
              Mandatory Put
              1/01/11 @ 100,
              5.000% 01/01/17........................... A3        AA-             4,351
   8,435    New York, New York, GO, Series 1995D,
              Prerefunded
              02/15/05 @ 101,
              5.750% 02/15/07........................... Aaa       A               8,650
   3,500    New York, New York, GO, Series 1997, (MBIA
              Insured),
              6.250% 04/15/07........................... Aaa       AAA             3,859

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 1,700    New York, New York, GO, Series 1997L, (MBIA
              Insured),
              8.000% 08/01/06........................... Aaa       AAA        $    1,883
   5,000    New York, Triborough Bridge and Tunnel
              Authority, New York Revenue, Refunding,
              Series 2002, (MBIA Insured),
              5.500% 11/15/18........................... Aaa       AAA             5,862
   8,000    Niagara County, New York, Individual
              Development Agency, Solid Waste Disposal
              Revenue, Series 2001B, AMT, Mandatory Put
              11/15/13 @ 100,
              5.550% 11/15/24........................... Baa1      BBB             8,560
                                                                              ----------
                                                                                  82,724
                                                                              ----------
            NORTH CAROLINA -- 1.9%
   4,300    Cary, North Carolina, Water and Public
              Improvement, GO, Series 2001,
              5.000% 03/01/13........................... Aaa       AAA             4,729
   3,000    Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              6.000% 07/01/24........................... Aaa       AAA             3,340
   2,000    Cumberland County, North Carolina, GO,
              Series 1998, (FGIC Insured),
              5.000% 03/01/17........................... Aaa       AAA             2,176
   1,525    North Carolina, Housing Finance Agency,
              (Single-Family Program) Series 1997RR,
              AMT, (FHA Insured),
              5.850% 09/01/28........................... Aa2       AA              1,574
   4,000    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp, Inc. Project) Series 1996,
              5.125% 05/01/16........................... Aa3       AA-             4,212
   3,505    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Novant
              Health, Inc. Project), Series 2003A,
              5.000% 11/01/11........................... Aa3       AA-             3,843

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 3,135    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Pitt
              County Memorial Hospital Project) Series
              1998A,
              4.400% 12/01/08........................... Aa3       AA-        $    3,353
   3,000    North Carolina, Medical Care Commission,
              Hospital Revenue, (Pitt County Memorial
              Hospital Project) Series 1998B,
              5.000% 12/01/18........................... Aa3       AA-             3,156
   5,000    North Carolina, Medical Care Community
              Hospital Revenue, (Duke University
              Hospital Project) Series 1996C, (MBIA-IBC
              Insured),
              5.250% 06/01/26........................... Aaa       AAA             5,047
   1,200    Winston-Salem, North Carolina, Water and
              Sewer Systems Revenue Refunding, Series
              1997,
              4.600% 06/01/11........................... Aa2       AAA             1,277
                                                                              ----------
                                                                                  32,707
                                                                              ----------
            OHIO -- 2.9%
   6,135    Lorain County, Ohio, Hospital Revenue
              Refunding, (Catholic Healthcare Project)
              Series 2001A,
              5.625% 10/01/14........................... A1        AA-             6,750
   3,000    Lorain County, Ohio, Hospital Revenue,
              (Catholic Healthcare Partnerships Project)
              Series 2001A,
              5.625% 10/01/15........................... A1        AA-             3,283
   3,000    Lorain County, Ohio, Hospital Revenue,
              (Catholic Healthcare Partnerships Project)
              Series 2001A,
              5.625% 10/01/16........................... A1        AA-             3,272
   6,060    Montgomery County, Ohio, Hospital Revenue,
              (Kettering Medical Center Project) Series
              1999,
              6.500% 04/01/13........................... A3        BBB+            6,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 1,000    Ohio State, Building Authority, State
              Facilities Administration Building Fund
              Revenue, Series 1994A, (MBIA Insured),
              Prerefunded
              10/01/04 @ 102,
              6.000% 10/01/09........................... Aaa       AAA        $    1,020
   5,000    Ohio State, Common Schools, GO, Series
              2001A,
              5.000% 06/15/12........................... Aa1       AA+             5,459
   8,150    Ohio State, Common Schools, GO, Series
              2002B,
              4.000% 09/15/08........................... Aa1       AA+             8,617
  10,695    Ohio State, Highway Revenue, (Major New
              State Infrastructure) Series 2002,
              5.000% 06/15/10........................... Aa3       AA             11,817
   1,055    Ohio, Housing Finance Agency, Mortgage
              Revenue, (Residential Project) Series
              1998B-2, AMT, (GNMA COLL),
              4.800% 09/01/07........................... Aaa       AAA             1,087
   2,500    Scioto County, Ohio, Marine Terminal Revenue
              Refunding, (Norfolk Southern Corporation
              Project) Series 1998,
              5.300% 08/15/13........................... Baa1      BBB             2,601
                                                                              ----------
                                                                                  50,626
                                                                              ----------
            OKLAHOMA -- 0.3%
   4,670    Oklahoma City, Oklahoma, Airport Trust
              Revenue, Series 2000B, AMT, (FSA Insured),
              5.375% 07/01/11........................... Aaa       AAA             5,067
                                                                              ----------
            OREGON -- 0.7%
  10,000    Oregon State, Department Administrative
              Services, Certificates of Participation,
              Series 2002C, (MBIA Insured),
              5.250% 11/01/10........................... Aaa       AAA            11,211
     295    Oregon State, GO, (Elderly and Disabled
              Housing Project) Series 1996B,
              5.700% 08/01/16........................... Aa3       AA-               307

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            OREGON -- (CONTINUED)
 $   100    Oregon State, GO, (Elderly and Disabled
              Housing Project) Series 1997A,
              5.050% 08/01/11........................... Aa3       AA-        $      105
      10    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1996A,
              5.500% 07/01/08........................... Aa2       AA                 11
     110    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1997H,
              5.150% 07/01/09........................... Aa2       AA                116
      25    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1998D,
              4.600% 07/01/07........................... Aa2       AA                 26
     235    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              2000H, (FHA/VA),
              5.550% 07/01/21........................... Aa2       AA                248
                                                                              ----------
                                                                                  12,024
                                                                              ----------
            PENNSYLVANIA -- 4.0%
   5,000    Allegheny County, Pennsylvania, Airport
              Revenue Refunding, (Pittsburgh
              International Airport Project) Series
              1997A-1, AMT, (MBIA Insured),
              5.750% 01/01/08........................... Aaa       AAA             5,426
   1,055    Central Dauphin, Pennsylvania, School
              District, GO, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 06/01/12........................... Aaa       AAA             1,136

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $   205    Central Duaphin, Pennsylvania, School
              District, GO, Prerefunded, Series 1998AA,
              Escrowed to Maturity, (MBIA Insured),
              5.000% 12/01/13........................... Aaa       AAA        $      230
   1,295    Central Duaphin, Pennsylvania, School
              District, GO, Unrefunded Balance, Series
              1998AA, (MBIA Insured),
              5.000% 12/01/13........................... Aaa       AAA             1,409
  15,000    Delaware Valley, Pennsylvania, Regional
              Financing Authority, Local Government
              Revenue, Series 2002,
              5.500% 07/01/12........................... Aa3       AA-            16,989
   1,350    Ligonier Valley, Pennsylvania, School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              5.000% 03/01/13........................... Aaa       AAA             1,456
   1,000    Pennsylvania State, GO, Series 1995, (AMBAC
              Insured),
              5.000% 11/15/09........................... Aaa       AAA             1,052
  10,000    Pennsylvania State, GO, Series 2001,
              5.125% 01/15/16........................... Aa2       AA             11,205
   9,180    Pennsylvania, Housing Finance Agency,
              Single-Family Mortgage
              Revenue, Series 1997A-61, AMT,
              5.450% 10/01/21........................... Aa2       AA+             9,482
     905    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured),
              5.150% 10/15/13........................... Aaa       AAA               983
     835    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured),
              Prerefunded
              04/15/08 @ 100,
              5.150% 10/15/13........................... Aaa       AAA               915
     880    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured),
              Prerefunded
              4/15/08 @ 100,
              5.200% 10/15/14........................... Aaa       AAA               966

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $   950    Pennsylvania, Saucon Valley School District,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured),
              5.200% 10/15/14........................... Aaa       AAA        $    1,034
   2,500    Philadelphia, Pennsylvania, Industrial
              Development Authority, IDR Refunding,
              (Ashland Oil Inc. Project) Series 1993,
              5.700% 06/01/05........................... Baa2      BBB             2,545
     780    Scranton, Pennsylvania, School District, GO,
              Series 1998,
              (AMBAC Insured),
              4.750% 04/01/08........................... Aaa       AAA               844
     235    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured),
              4.750% 04/01/08........................... Aaa       AAA               254
     595    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured),
              5.200% 04/01/11........................... Aaa       AAA               647
   1,895    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured), Prerefunded
              04/01/08 @ 100,
              5.200% 04/01/11........................... Aaa       AAA             2,079
   1,175    Tunkhannock, Pennsylvania, Area School
              District, GO, Series 1998, (AMBAC
              Insured),
              5.100% 07/15/12........................... Aaa       AAA             1,270
   1,245    Tunkhannock, Pennsylvania, Area School
              District, GO, Series 1998, (AMBAC
              Insured),
              5.150% 07/15/14........................... Aaa       AAA             1,348

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 1,845    Tyrone, Pennsylvania, Area School District,
              GO, Series 1998, (MBIA Insured),
              5.000% 09/15/13........................... Aaa       AAA        $    2,003
   5,900    Westmoreland County, Pennsylvania,
              Industrial Development Authority, Revenue,
              (Valley Landfill Project) Series 1993,
              Mandatory Put
              05/01/09 @ 100,
              5.100% 05/01/18........................... Baa2      BBB             6,190
                                                                              ----------
                                                                                  69,463
                                                                              ----------
            PUERTO RICO -- 0.2%
   1,000    Puerto Rico, Electric Power Authority, Power
              Revenue Refunding, Series 1995Z,
              5.250% 07/01/07........................... A3        A-              1,045
   2,500    Puerto Rico, Public Finance Corporation,
              (Commonwealth Appropriation) Revenue
              Refunding, Series 2004A, (LOC-Government
              Development Bank for Puerto Rico),
              5.750% 08/01/27........................... Baa2      BBB             2,799
                                                                              ----------
                                                                                   3,844
                                                                              ----------
            SOUTH CAROLINA -- 0.9%
   3,600    Cherokee County, South Carolina, School
              District Number 001, GO, Series 1997,
              (SCSDE),
              5.000% 03/01/16........................... Aa1       AA+             3,806
   3,210    Greenville Hospital Systems of South
              Carolina, Hospital Facilities Revenue,
              Series 1996B, (GTY-AGMT),
              5.500% 05/01/08........................... Aa3       AA              3,409

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,160    South Carolina, Piedmont Municipal Power
              Agency, Electric Revenue, Series 1996B,
              (FGIC Insured),
              6.000% 01/01/07........................... Aaa       AAA        $    5,590
   3,890    York County, South Carolina, Exempt
              Facilities IDR, (Hoechst Celanese
              Corporation Project) Series 1994, AMT,
              5.700% 01/01/24........................... Baa2      BBB             3,474
                                                                              ----------
                                                                                  16,279
                                                                              ----------
            SOUTH DAKOTA -- 0.9%
   2,000    South Dakota State, Building Authority,
              Lease Revenue, Series 1996A, (AMBAC
              Insured),
              5.750% 12/01/05........................... Aaa       AAA             2,091
   1,050    South Dakota State, Health and Educational
              Facilities Authority, Revenue, (Rapid City
              Regional Hospital Project) Series 1976,
              7.750% 09/01/07........................... Aaa       AAA             1,154
  11,000    South Dakota, Education Loans Inc., Student
              Loan Revenue, Series 1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10........................... Aaa       AAA            11,705
                                                                              ----------
                                                                                  14,950
                                                                              ----------
            TENNESSEE -- 3.0%
   5,000    Knox County, Tennessee, GO Refunding, Series
              2001,
              5.000% 04/01/09........................... Aa2       AA              5,493
   5,000    Knox County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              (University Health System Inc. Project)
              Series 1999,
              5.625% 04/01/29........................... Baa1      BBB+            5,066
   6,180    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities and Project
              Revenue Refunding, (Federal Express
              Corporation Project) Series 1997,
              5.350% 09/01/12........................... Baa2      BBB             6,746

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 5,000    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09........................... Baa2      BBB        $    5,357
   7,470    Metropolitan Government, Nashville and
              Davidson County, Tennessee, GO Refunding,
              Series 2003A&B,
              5.250% 10/15/07........................... Aa2       AA              8,144
   1,000    Metropolitan Government, Nashville and
              Davidson County, Tennessee, Health and
              Educational Facilities Board, Improvement
              Revenue Refunding, (Meharry Medical
              College Project) Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08........................... Aaa       AAA             1,133
   6,450    Shelby County, Tennessee, GO Refunding,
              Series 1997B,
              5.500% 08/01/08........................... Aa2       AA+             7,169
   8,000    Shelby County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              (St. Jude's Children's Research Project)
              Series 1999,
              5.375% 07/01/24........................... Aa2       AA              8,318
   1,190    Tennessee State, Housing Development Agency,
              Revenue, Series 1998, AMT,
              4.950% 07/01/10........................... Aa2       AA              1,265
   4,000    Tennessee, Gas Revenue, (Tennergy
              Corporation Project) Series 1999, (MBIA
              Insured),
              5.000% 06/01/05........................... Aaa       AAA             4,089
                                                                              ----------
                                                                                  52,780
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- 14.7%
 $ 2,175    Aldine, Texas, Independent School District,
              GO Refunding, Series 1997, (PSF-GTD
              Insured),
              2.395%& 02/15/07.......................... Aaa       AAA        $    2,055
   8,150    Austin, Texas, Independent School District,
              GO Refunding, Series 2004, (PSF-GTD
              Insured),
              5.250% 08/01/15........................... Aaa       AAA             9,214
   1,500    Birdville, Texas, Independent School
              District, GO Refunding, Series 1997B,
              (PSF-GTD Insured),
              5.000% 02/15/07........................... Aaa       AAA             1,601
   5,195    Brazos, Texas, PCR, Revenue Refunding,
              (Texas University Electric Company
              Project) Series 2001,
              5.750% 05/01/36........................... Baa2      BBB             5,474
   2,575    Carrollton, Texas, Farmers Branch
              Independent School District, GO, Series
              1996, (PSF-GTD), Prerefunded
              02/15/06 @ 100,
              5.700% 02/15/17........................... Aaa       AAA             2,710
   4,030    Colorado River, Texas, Municipal Water
              Revenue Refunding, Series 2003, (AMBAC
              Insured),
              5.000% 01/01/12........................... Aaa       AAA             4,455
   1,455    Coppell, Texas, Waterworks and Sewer System
              Revenue, Series 2001,
              5.000% 09/01/09........................... Aaa       AAA             1,558
   7,300    Dallas, Texas, Waterworks & Sewer Systems,
              Revenue Refunding, Series 2001,
              5.000% 10/01/16........................... Aa2       AA+             7,862
   1,565    Dallas-Fort Worth, Texas, International
              Airport Revenue, (Improvement JT) Series
              2004B, (FSA Insured),
              5.000% 11/01/14........................... Aaa       AAA             1,686
   5,000    Dallas-Fort Worth, Texas, International
              Airport Revenue, Series 2003A, (FSA
              Insured)
              5.500% 11/01/17........................... Aaa       AAA             5,491

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,485    Duncanville, Texas, Independent School
              District, GO Refunding, Series 1993,
              (PSF-GTD Insured),
              5.200% 02/15/09........................... Aaa       AAA        $    1,635
   2,190    Fort Worth, Texas, Higher Education
              Financial Corporation, Higher Education
              Revenue, (Texas Christian University
              Project) Series 1997,
              5.000% 03/15/17........................... Aa3       AA-             2,313
   1,050    Galena Park, Texas, Independent School
              District, GO, Series 1997, (PSF-GTD),
              5.000% 08/15/21........................... Aaa       AAA             1,098
   3,120    Garland, Texas, Certificates of Obligation,
              GO, Series 2000,
              5.500% 02/15/12........................... Aa2       AA              3,453
   1,000    Harris County, Texas, Certificates of
              Obligation GO, Series 1992,
              6.000% 12/15/10........................... Aa1       AA+             1,166
   1,055    Harris County, Texas, Criminal Justice
              Center GO, Series 1996,
              5.400% 10/01/10........................... Aa1       AA+             1,126
   2,730    Harris County, Texas, GO, Series 1996,
              5.150% 10/01/07........................... Aa1       AA+             2,901
   1,000    Harris County, Texas, GO, Series 1996,
              5.375% 10/01/09........................... Aa1       AA+             1,067
  10,990    Harris County, Texas, GO, Series 2001,
              5.000% 10/01/12........................... Aa1       AA+            12,045
   2,350    Harris County, Texas, Health Facilities
              Development Authority, Hospital Revenue
              Refunding, (Texas Children's Hospital
              Project) Series 1995, (MBIA Insured,
              Escrowed to Maturity),
              6.000% 10/01/05........................... Aaa       AAA             2,450
   5,000    Harris County, Texas, Health Facilities
              Development Authority, Revenue, Series
              1999A, (MBIA Insured),
              5.375% 07/01/19........................... Aaa       AAA             5,434

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,790    Harris County, Texas, Health Facility
              Development Corporation, Revenue, Series
              1999A, (MBIA Insured),
              5.625% 07/01/11........................... Aaa       AAA        $    6,408
   5,000    Houston, Texas, Utility System Revenue
              Refunding, (Combination-First Lien) Series
              2004A, (FGIC Insured),
              5.250% 05/15/24........................... Aaa       AAA             5,338
   7,000    Houston, Texas, Airport System Revenue,
              Sub-Lien, Series 1998B, AMT, (FGIC
              Insured),
              5.250% 07/01/12........................... Aaa       AAA             7,566
   6,755    Houston, Texas, Airport System Revenue,
              Sub-Lien, Series 2000A, AMT, (FSA
              Insured),
              6.000% 07/01/09........................... Aaa       AAA             7,582
   5,000    Houston, Texas, Airport Systems Revenue,
              Sub-Lien, Series 2002, (FSA Insured),
              5.000% 07/01/27........................... Aaa       AAA             5,083
   7,320    Houston, Texas, GO, Series 2001A, (FSA
              Insured),
              5.500% 03/01/10........................... Aaa       AAA             8,230
   5,800    Houston, Texas, Water Systems Revenue,
              Series 1979,
              6.400% 12/01/14........................... Aaa       AAA             6,705
   3,495    Jefferson County, Texas, Health Facilities
              Development Corporation, Revenue, (Baptist
              Hospitals Project) Series 2001, (AMBAC
              Insured),
              5.200% 08/15/21........................... Aaa       AAA             3,671
   1,680    Keller, Texas, Independent School District,
              GO, Series 1993, (PSF-GTD Insured)
              Prerefunded
              2/15/06 @ 100,
              5.600% 08/15/07........................... Aaa       AAA             1,766
   1,000    Lewisville, Texas, Independent School
              District, GO, Series 1997, (PSF-GTD),
              6.750% 08/15/08........................... Aaa       AAA             1,152

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,470    Lubbock, Texas, Health Facilities
              Development Revenue, (St. Joseph Health
              Systems Project) Series 1998, (FSA-CR
              Insured),
              5.000% 07/01/06........................... Aaa       AAA        $    6,807
   1,700    Midlothian, Texas, Independent School
              District, GO Refunding, Series 1995,
              (PSF-GTD Insured),
              5.200% 02/15/13........................... Aaa       AAA             1,772
   5,000    North Central Texas, Health Facilities
              Development Corporation, Health Facilities
              Revenue, (Presbyterian Healthcare
              Residential Project) Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16........................... Aaa       AAA             5,831
   5,210    North Central Texas, Health Facilities
              Development Corporation, Revenue
              Refunding, (Baylor Healthcare Systems
              Project) Series 1995, (AMBAC-TCRS
              Insured),
              5.500% 05/15/13........................... Aaa       AAA             5,578
   1,245    Pasadena, Texas, Independent School
              District, GO, Series 1998, (PSF-GTD),
              5.000% 02/15/11........................... Aaa       AAA             1,294
   4,000    Plano, Texas, Independent School District,
              GO Refunding, Series 2001, (PSF-GTD
              Insured),
              5.000% 02/15/09........................... Aaa       AAA             4,376
   2,110    Richardson, Texas, GO Refunding, Series
              1998,
              5.250% 02/15/07........................... Aa1       AA+             2,265
   8,355    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              5.500% 10/01/11........................... Baa2      BBB-            9,275
   5,000    San Antonio, Texas, Electric and Gas Revenue
              Refunding, Series 2002,
              5.000% 02/01/10........................... Aa1       AA+             5,492

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   145    San Antonio, Texas, GO Refunding,
              (Prerefunded Forward-General Improvement)
              Series 2001, Escrowed to Maturity,
              5.000% 08/01/10........................... Aa2       AA+        $      160
   7,855    San Antonio, Texas, GO Refunding, Series
              2001, Unrefunded Balance
              5.000% 08/01/10........................... Aaa2      AA+             8,664
   1,060    San Benito, Texas, Consolidated Independent
              School, GO Refunding, Series 1996,
              (PSF-GTD Insured),
              5.000% 08/01/07........................... Aaa       AAA             1,114
   3,805    Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Texas Health Resources Systems
              Project) Series 1997A, (MBIA Insured),
              5.750% 02/15/10........................... Aaa       AAA             4,239
   5,000    Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Texas Health Resources Systems
              Project) Series 1997A, (MBIA Insured),
              5.250% 02/15/17........................... Aaa       AAA             5,407
   3,200    Texas A&M University, Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05........................... Aa1       AA+             3,284
  10,910    Texas State, Water Development GO, Series
              1997D,
              5.000% 08/01/19........................... Aa1       AA             11,535
   5,000    Texas, Alliance Airport Authority Inc.,
              Facilities Revenue, (Federal Express
              Corporation Project) Series 1996,
              6.375% 04/01/21........................... Baa2      BBB             5,245
  10,650    Texas, Guadalupe Blanco River Authority,
              Sewer and Solid Waste Disposal Facility,
              Revenue, (E.I. duPont de Nemours and
              Company Project) Series 1999, AMT,
              5.500% 05/01/29........................... Aa3       AA-            10,963

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,750    Texas, Gulf Coast Waste Disposal Authority,
              Revenue Refunding, Series 2002A,
              6.100% 08/01/24........................... Baa2      BBB        $    6,001
   6,000    Texas, Red River Authority, PCR Refunding,
              Series 1991,
              (AMBAC Insured),
              5.200% 07/01/11........................... Aaa       AAA             6,170
   2,995    Texas, Sabine River Authority, PCR, (TXU
              Electric Company Project), Series 2001B,
              5.750% 05/01/30........................... Baa2      BBB             3,179
   2,000    Texas, Southwest Higher Education Authority
              Inc., Higher Education Revenue Refunding,
              (Southern Methodist University Project)
              Series 1995, (FSA Insured),
              5.125% 10/01/16........................... Aaa       AAA             2,115
     500    Texas, United Independent School District,
              GO, Series 1995, (PSF-GTD Insured),
              5.500% 08/15/08........................... Aaa       AAA               533
   7,600    Texas, University of Texas Revenue
              Refunding, Series 2003B,
              5.250% 08/15/12........................... Aaa       AAA             8,568
   2,000    Texas, University of Texas Revenue, Series
              2004B,
              5.250% 08/15/16........................... Aaa       AAA             2,271
   4,500    Travis County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Ascension Health Credit Project) Series
              1999A, (AMBAC Insured), Prerefunded
              11/15/09 @ 101,
              5.875% 11/15/24........................... Aaa       AAA             5,185
   1,900    West University Place, Texas, GO Refunding,
              Series 1998,
              (MBIA Insured),
              5.100% 02/01/12........................... Aaa       AAA             2,050
                                                                              ----------
                                                                                 259,668
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            UTAH -- 2.0%
 $ 2,145    Cache County, Utah, School District, GO
              Refunding, (Utah School Board Guaranty
              Program) Series 1997, (SCH BD GTY),
              5.500% 06/15/07........................... Aaa       AAA        $    2,337
   1,000    Iron County, Utah, School District, GO,
              Series 1994, (MBIA Insured), Prerefunded
              01/15/05 @ 100,
              6.000% 01/15/06........................... Aaa       AAA             1,013
  11,100    Tooele County, Utah, Hazardous Waste
              Treatment Revenue, (Union Pacific Project)
              Series 1992, AMT,
              5.700% 11/01/26........................... Baa2      BBB            11,215
   5,000    Utah State, Building Ownership Authority,
              Lease Revenue Refunding, Series 1998, (FSA
              Insured),
              5.500% 05/15/14........................... Aaa       AAA             5,721
  10,000    Utah State, GO Refunding, Series 2002B,
              5.375% 07/01/11........................... Aaa       AAA            11,350
   2,500    Utah State, Student Loan Revenue, Series
              1995N, AMT, (AMBAC Insured, GTD STD LNS),
              5.900% 11/01/07........................... Aaa       AAA             2,628
                                                                              ----------
                                                                                  34,264
                                                                              ----------
            VERMONT -- 0.1%
   1,000    Vermont, Municipal Bond Bank, Revenue,
              Series 1996-1, (AMBAC Insured, GO of Bond
              Bank),
              5.700% 12/01/10........................... Aaa       AAA             1,094
                                                                              ----------
            VIRGINIA -- 0.1%
     975    Chesterfield County, Virginia, Improvement
              GO Refunding, Series 1991,
              6.250% 07/15/05........................... Aaa       AAA             1,012
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            WASHINGTON -- 5.8%
 $ 2,655    Chelan County, Washington, Public Utilities
              District No. 1, Hydro Conservative Systems
              Revenue, Series 1997A, AMT, Mandatory Put
              07/01/07 @ 100,
              4.850% 07/01/32........................... Aa2       AA         $    2,798
   1,805    Clark County, Washington, School District
              Number 117 Camas, GO Refunding, Series
              1998, (AMBAC Insured),
              5.000% 12/01/12........................... Aaa       AAA             2,005
   1,140    Jefferson County, Washington, School
              District No. 49, GO, Series 1998, (FSA
              Insured),
              5.000% 12/01/07........................... Aaa       AAA             1,231
   6,150    King and Snohomish Counties, Washington, GO
              Refunding, Series 1993, (FGIC Insured),
              5.600% 12/01/10........................... Aaa       AAA             7,014
     970    King County, Washington, GO Prerefunded
              Revenue, Series 2002
              5.500% 12/01/13........................... Aa1       AA+             1,125
   1,000    King County, Washington, GO Refunding,
              Series 1998B,
              4.750% 01/01/17........................... Aa1       AA+             1,031
   3,000    King County, Washington, GO, Series 1997D,
              5.550% 12/01/08........................... Aa1       AA+             3,332
   1,000    King County, Washington, GO, Series 1997D,
              5.750% 12/01/11........................... Aa1       AA+             1,119
   9,030    King County, Washington, Unrefunded Revenue,
              Series 2002,
              5.500% 12/01/13........................... Aa1       AA+            10,365
   1,000    Kitsap County, Washington, Sewer Revenue,
              Series 1996, (MBIA Insured), Crossover
              Refunded
              07/01/06 @ 100,
              5.600% 07/01/08........................... Aaa       AAA             1,059
   2,500    Northwest Washington, Energy Northwest
              Washington Wind Project Revenue, Series
              2001B,
              6.000% 07/01/23........................... A3        A-              2,628

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 5,000    Port Seattle, Washington, Passenger Facility
              Charge Revenue, Series 1998, AMT, (AMBAC
              Insured),
              5.250% 12/01/09........................... Aaa       AAA        $    5,423
     170    Port Seattle, Washington, Prerefunded
              Revenue, Escrowed to Maturity, Series
              1996B, AMT, (FGIC Insured),
              5.100% 09/01/05........................... Aaa       AAA               175
     200    Port Seattle, Washington, Prerefunded
              Revenue, Escrowed to Maturity, Series
              1996B, AMT, (FGIC Insured),
              6.000% 09/01/08........................... Aaa       AAA               223
   3,580    Port Seattle, Washington, Revenue Unrefunded
              Balance, Series 1996B, AMT, (FGIC
              Insured),
              6.000% 09/01/08........................... Aaa       AAA             3,984
  10,365    Seattle, Washington, Municipal Light and
              Power Revenue Refunding, Series 2001
              5.250% 03/01/11........................... Aaa       AAA            11,587
   1,500    Skagit County, Washington, Conservative
              School District Number 320, GO, Series
              1994, Prerefunded
              12/01/04 @ 100,
              6.850% 12/01/10........................... Aaa       AAA             1,513
   8,000    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1998A, (MBIA Insured),
              5.500% 12/01/11........................... Aaa       AAA             9,130
   1,975    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.000% 12/01/09........................... Aaa       AAA             2,177
   7,800    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.500% 12/01/10........................... Aaa       AAA             8,861

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,600    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.250% 12/01/11........................... Aaa       AAA        $    1,801
   2,195    Tacoma, Washington, Electric Systems
              Revenue, Series 1992, (AMBAC Insured),
              5.900% 01/01/05........................... Aaa       AAA             2,203
   1,000    Vancouver, Washington, Water and Sewer
              Revenue, Series 1995, (FGIC Insured),
              Prerefunded
              06/01/05 @ 100,
              5.850% 06/01/11........................... Aaa       AAA             1,028
   6,645    Washington State, GO Refunding, Series
              1997R-98A,
              5.000% 07/01/15........................... Aa1       AA              7,004
   3,330    Washington State, GO, Series 1998C,
              5.500% 07/01/09........................... Aa1       AA              3,729
   5,150    Washington State, Public Power Supply
              Systems Revenue Refunding, (Nuclear
              Project Number 1) Series 1996A, (AMBAC
              Insured),
              6.000% 07/01/05........................... Aaa       AAA             5,315
   1,150    Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1993A,
              5.800% 07/01/07........................... Aa1       AA-             1,261
   2,165    Washington, Conservation and Renewable
              Energy Systems, Conservation Project
              Revenue, Series 1994, Prerefunding
              10/01/04 @ 102,
              6.200% 10/01/08........................... Aa1       AA-             2,209
                                                                              ----------
                                                                                 101,330
                                                                              ----------

PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            WEST VIRGINIA -- 0.8%
 $ 3,980    West Virginia State, Hospital Finance
              Authority, Hospital Revenue Refunding,
              (Charleston Area Medical Center Project)
              Series 1993A,
              6.500% 09/01/23........................... A2        A          $    4,950
   1,000    West Virginia State, Hospital Finance
              Authority, Hospital Revenue Refunding,
              (Charleston Area Medical Center Project)
              Series 1995A, (MBIA Insured),
              5.750% 09/01/13........................... Aaa       AAA             1,053
   1,265    West Virginia State, Hospital Finance
              Authority, Revenue, (Charleston Medical
              Center Project), Series 2000, Prerefunded
              09/01/10 @ 101,
              6.750% 09/01/22........................... A2        A               1,402
   5,235    West Virginia State, Hospital Finance
              Authority, Revenue, (Charleston Medical
              Center Project), Unrefunded Balance,
              Series 2000, Prerefunded
              9/01/10 @ 101,
              6.750% 09/01/22........................... A2        A               6,317
                                                                              ----------
                                                                                  13,722
                                                                              ----------
            WISCONSIN -- 2.7%
   2,500    Milwaukee County, Wisconsin, GO, Series
              2001A,
              5.000% 10/01/12........................... Aa3       AA              2,745
   2,500    Milwaukee County, Wisconsin, GO, Series
              2001A,
              5.000% 10/01/13........................... Aa3       AA              2,740
  10,385    Milwaukee, Wisconsin, GO Refunding, Series
              2002A, (FSA Insured),
              5.250% 09/01/15........................... Aaa       AAA            11,810
   5,790    Milwaukee, Wisconsin, Metropolitan Sewer
              District, GO Refunding, Series 1997A,
              5.125% 10/01/16........................... Aa1       AA+             6,179

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                MOODY'S     S&P
 AMOUNT                                                       RATINGS            VALUE
  (000)                                                     (UNAUDITED)          (000)
-----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 1,000    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              4.900% 04/01/10........................... Aaa       AAA        $    1,064
   1,050    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              5.000% 04/01/11........................... Aaa       AAA             1,133
   1,100    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              5.000% 04/01/12........................... Aaa       AAA             1,187
   4,745    Wisconsin State, GO, Series 1996A,
              5.000% 05/01/16........................... Aa3       AA-             4,913
   7,615    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Aurora
              Health Care Inc. Project) Series 1999A,
              5.600% 02/15/29........................... Baa1      BBB+            7,621
   5,000    Wisconsin, Badger TOB Asset Securitization
              Corporation, Asset Backed Revenue, Series
              2002,
              6.000% 06/01/17........................... Baa2      BBB             4,740
   2,735    Wisconsin, Housing and Economic Development
              Authority, Revenue, Series 1997G,
              5.350% 03/01/12........................... Aa2       AA              2,893
                                                                              ----------
                                                                                  47,025
                                                                              ----------

PRINCIPAL                                                                        VALUE
 AMOUNT                                                                          (000)
-----------------------------------------------------------------------------------------
            WYOMING -- 0.4%
 $ 2,535    Natrona County, Wyoming, Hospital Revenue
              Refunding, (Wyoming Medical Center
              Project) Series 1998, (AMBAC Insured),
              5.250% 09/15/06........................... Aaa       AAA        $    2,650
   3,805    Wyoming, Community Development Authority,
              Multi-Family Mortgage Revenue, (Aspen
              Court Apartments Project) Series 1999A,
              (Bank One Arizona N.A. LOC), Mandatory Put
              12/01/08 @ 100,
              4.750% 12/01/30........................... A1        A+              3,848
                                                                              ----------
                                                                                   6,498
                                                                              ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,668,286)............................................    1,753,218
                                                                              ----------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.6%
              (Cost $10,022)
  10,022    Nations Tax-Exempt Reserves, Capital Class#.................       10,022
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $1,678,308*)..............................     100.7%   1,763,240
                                                                           ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)..........      (0.7)%    (12,579)
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,750,661
                                                                           ==========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              17.35%
AMBAC                                             10.19%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Transportation Revenue                            12.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            ALABAMA -- 2.7%
 $ 2,130    Birmingham, Alabama, GO Refunding, Series
              2003, (AMBAC Insured),
              5.250% 06/01/17...........................  Aaa       AAA    $  2,372
   5,000    Huntsville, Alabama, Health Care Authority,
              Revenue, Series 2001A,
              5.750% 06/01/31...........................  A2        A         5,181
     570    Jefferson County, Alabama, Sewer Revenue
              Refunding, Series 1997A, Unrefunded
              Balance, (FGIC Insured),
              5.625% 02/01/22...........................  Aaa       AAA         613
   1,020    Jefferson County, Alabama, Sewer Revenue,
              Series 1997A, (FGIC Insured),
              5.625% 02/01/18...........................  Aaa       AAA       1,102
   1,000    McIntosh, Alabama, Industrial Development
              Board, Environmental Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28...........................  A2        A         1,015
   6,750    Phoenix County, Alabama, Industrial
              Development Board, Environmental Import
              Revenue Refunding, (Mead Coated Board
              Project) Series 1998B, (GTY-AGMT),
              5.250% 04/01/28...........................  Baa2      BBB       6,607
                                                                           --------
                                                                             16,890
                                                                           --------
            ALASKA -- 3.5%
   1,250    Alaska State, International Airport Revenue,
              Series 2002B, (AMBAC Insured),
              5.500% 10/01/11...........................  Aaa       AAA       1,419
   1,000    Anchorage, Alaska, Electric Utilities
              Revenue Refunding, Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09...........................  Aaa       AAA       1,242

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 7,000    Anchorage, Alaska, Electric Utilities
              Revenue, Senior Lien, Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26...........................  Aaa       AAA    $  7,371
  15,000    North Slope Borough, Alaska, Capital
              Appreciation GO, Series 2000B, (MBIA
              Insured),
              3.700%& 06/30/11..........................  Aaa       AAA      11,710
                                                                           --------
                                                                             21,742
                                                                           --------
            ARIZONA -- 0.7%
   1,000    Arizona, University Medical Center
              Corporation, Hospital Revenue Refunding,
              Series 2004, (GO of University),
              5.250% 07/01/13...........................  A3        BBB+      1,080
   5,000    Tucson and Pima County, Arizona, Industrial
              Development Authority, Single-Family
              Mortgage Revenue, Series 1983A,
              4.120%& 12/01/14..........................  Aaa       AAA       3,303
                                                                           --------
                                                                              4,383
                                                                           --------
            ARKANSAS -- 0.2%
   1,300    Arkansas State, Development Finance
              Authority, Revolving Loan Fund, Wastewater
              Systems Revenue, Series 1996A, Prerefunded
              06/01/06 @ 101,
              5.700% 12/01/12...........................  Aa2       AA        1,395
                                                                           --------
            CALIFORNIA -- 3.0%
   5,000    ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000A, AMT,
              (GTY-AGMT), Mandatory Put 08/15/08 @ 100,
              6.400% 08/15/30...........................  Baa3      BBB-      5,460

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000B, (GTY-
              AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...........................  Baa3      BBB-   $  2,188
   2,500    California State, Department of Water
              Resources, Power Supply Revenue, Series
              2002A,
              5.125% 05/01/18...........................  A3        BBB+      2,674
   1,000    California State, Department of Water
              Resources, Power Supply Revenue, Series
              2002A, (AMBAC Insured),
              5.375% 05/01/18...........................  Aaa       AAA       1,106
   1,000    California State, GO, Series 1983,
              9.000% 04/01/05...........................  A2        A         1,036
   3,300    California State, GO, Series 1990,
              7.000% 08/01/05...........................  Baa1      BBB       3,440
   2,500    San Francisco, California, Bay Area Rapid
              Transit District, Sales Tax Revenue
              Refunding, Series 1990, (AMBAC Insured),
              6.750% 07/01/11...........................  Aaa       AAA       3,042
                                                                           --------
                                                                             18,946
                                                                           --------
            COLORADO -- 0.7%
   1,350    Colorado, Health Facilities Authority,
              Revenue, Catholic Health Initiatives,
              Series 2002A,
              5.000% 03/01/11...........................  Aa2       AA        1,464
   2,500    Douglas County, Colorado, Sales and Use Tax
              Revenue, Series 1996, (MBIA Insured),
              5.500% 10/15/11...........................  Aaa       AAA       2,668
                                                                           --------
                                                                              4,132
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CONNECTICUT -- 0.9%
 $ 5,000    Connecticut State, Health and Educational
              Facilities Authority, Revenue, (Eastern
              Connecticut Health Network Project) Series
              2000A,
              6.000% 07/01/25...........................  Aa2       AA     $  5,578
                                                                           --------
            DISTRICT OF COLUMBIA -- 4.0%
   3,985    District of Columbia, College & University
              Revenue Refunding, (Howard University
              Project) Series 1996, (MBIA, GO of
              University Insured),
              5.750% 10/01/17...........................  Aaa       AAA       4,328
   4,200    District of Columbia, Health and Hospital
              Revenue Refunding, (Association of
              American Medical Colleges Project) Series
              1997A, (AMBAC Insured),
              5.375% 02/15/17...........................  Aaa       AAA       4,591
   9,000    District of Columbia, Hospital Revenue
              Refunding, (Medlantic Healthcare Group
              Project) Series 1997A, (MBIA Insured),
              Prerefunded 08/15/07 @ 102,
              5.375% 08/15/15...........................  Aaa       AAA       9,912
   5,900    District of Columbia, Revenue, (Carnegie
              Endowment Project) Series 1996, (GO of
              Corp)
              5.750% 11/15/26...........................  Aa3       AA-       6,296
                                                                           --------
                                                                             25,127
                                                                           --------
            FLORIDA -- 3.2%
   1,735    Florida State, Board of Education, Capital
              Outlay GO, Unrefunded Balance, Series
              1985,
              9.125% 06/01/14...........................  Aa2       AA+       2,348
   4,425    Florida State, Transportation Department,
              GO, Series 2002,
              5.000% 07/01/23...........................  Aa2       AA+       4,639

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,450    Highlands County, Florida, Health Facilities
              Authority Revenue, (Hospital Adventist
              Health System), Series 2003D,
              5.375% 11/15/35...........................  A3        A      $  3,533
   2,000    Orange County, Florida, Tourist Development
              Tax Revenue Refunding, Series 1998A,
              (AMBAC Insured),
              4.750% 10/01/24...........................  Aaa       AAA       2,024
   5,000    Orange County, Florida, Tourist Development
              Tax Revenue, Series 2000, (AMBAC Insured),
              5.250% 10/01/17...........................  Aaa       AAA       5,454
   2,000    Reedy Creek, Florida, Improvement District
              Utilities Revenue Refunding, Series
              2004-2, (MBIA Insured),
              5.250% 10/01/14...........................  Aaa       AAA       2,276
                                                                           --------
                                                                             20,274
                                                                           --------
            GEORGIA -- 7.7%
   5,000    Atlanta, Georgia, Airport Facilities Revenue
              Refunding, Series 2000A, (FGIC Insured),
              Prerefunded 01/01/10 @ 101,
              5.600% 01/01/30 (a).......................  Aaa       AAA       5,704
   2,500    Chatham County, Georgia Hospital Authority,
              (Hospital Improvement-Memorial Health
              University) Series 2004A,
              5.500% 01/01/34...........................  A3        A-        2,558
   3,000    Chatham County, Georgia, Hospital Medical
              Authority, Revenue, (Memorial Health
              Medical Center Project) Series 2001A,
              6.125% 01/01/24...........................  A3        A-        3,243
   1,000    DeKalb County, Georgia, School District, GO,
              Series 1993A,
              6.250% 07/01/09...........................  Aa2       AA        1,160

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,500    Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, (St. Josephs
              Hospital Project) Series 1994, Prerefunded
              10/01/04 @ 102,
              5.500% 10/01/18...........................  Aaa       AAA    $  2,639
   1,435    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Northeast Georgia Health
              System Income Project) Series 2001,
              5.000% 05/15/11...........................  A3        A-        1,539
   1,610    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Northeast Georgia Health
              System Income Project) Series 2001,
              5.000% 05/15/12...........................  A3        A-        1,705
   1,560    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Northeast Georgia Health
              System Income Project) Series 2001,
              5.000% 05/15/13...........................  A3        A-        1,637
   3,000    Georgia State, GO, Series 1992B,
              6.250% 03/01/11...........................  Aaa       AAA       3,543
   6,445    Georgia State, GO, Series 1998B,
              5.500% 07/01/10...........................  Aaa       AAA       7,327
   7,835    Georgia State, Housing and Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1999B-2, AMT,
              6.100% 06/01/31...........................  Aa2       AAA       8,164
   3,750    Georgia State, Municipal Electric Authority,
              Power Revenue, Series 2002A, (FSA
              Insured),
              5.000% 01/01/18...........................  Aaa       AAA       4,008

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,000    Metropolitan Atlanta, Rapid Transit
              Authority of Georgia, Revenue Refunding,
              Series 1992P, (AMBAC Insured),
              6.250% 07/01/20...........................  Aaa       AAA    $  2,446
   2,000    Monroe County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation Project) Series 1992A,
              6.800% 01/01/11...........................  A3        A         2,361
                                                                           --------
                                                                             48,034
                                                                           --------
            HAWAII -- 0.2%
   1,180    Honolulu City and County, Hawaii, GO
              Refunding, Series 1993B,
              8.000% 10/01/10...........................  Aa2       AA-       1,490
                                                                           --------
            ILLINOIS -- 11.6%
   3,000    Chicago, Illinois, Metropolitan Water
              Reclamation District GO, Series 1993,
              5.500% 12/01/12...........................  Aaa       AA+       3,425
   3,385    Chicago, Illinois, Metropolitan Water
              Reclamation District, Capital Improvement
              GO, Series 1991,
              6.900% 01/01/07...........................  Aaa       AA+       3,663
   3,000    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Second Lien,
              Series 1993C, (MBIA Insured),
              5.000% 01/01/18...........................  Aaa       AAA       3,066
   7,000    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Second Lien,
              Series 1999, AMT, (AMBAC Insured),
              5.500% 01/01/10...........................  Aaa       AAA       7,679
   2,640    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Senior Lien,
              Series 1993A,
              5.000% 01/01/16...........................  A1        A+        2,658
   4,800    Chicago, Illinois, Water Revenue, Senior
              Lien, Series 2000, (AMBAC Insured),
              5.750% 11/01/10...........................  Aaa       AAA       5,508

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,000    Cook County, Illinois, GO, Series 1997A,
              (MBIA Insured),
              5.625% 11/15/22...........................  Aaa       AAA    $  5,464
   1,750    Cook County, Illinois, High School District
              No. 209 Provisional Township, GO, Series
              2004, (FSA Insured),
              4.220%& 12/01/15..........................  Aaa       AAA       1,614
   2,565    Du Page County, Illinois, GO, Series 1993,
              5.600% 01/01/21...........................  Aaa       AAA       2,988
   1,750    Du Page County, Illinois, School District
              No. 41 Glen Ellyn, GO, Series 2004, (FSA
              Insured),
              5.000% 02/01/17...........................  Aaa       AAA       1,928
   1,600    Glendale Heights, Illinois, Hospital Revenue
              Refunding, (Glendale Heights Project)
              Series 1985B,
              7.100% 12/01/15...........................  Aaa       AAA       1,947
   3,000    Illinois State, GO, Series 2004A,
              5.000% 03/01/34...........................  Aa3       AA        3,056
   3,000    Illinois State, Metropolitan Pier and
              Exposition Authority, Dedicated Tax
              Revenue Refunding, (McCormick Place
              Expansion Project) Series 2002B, (MBIA
              Insured),
              5.000% 06/15/21...........................  Aaa       AAA       3,158
   1,000    Illinois, Development Finance Authority, PCR
              Refunding, (Commonwealth Edison Company
              Project) Series 1994D, (AMBAC Insured),
              6.750% 03/01/15...........................  Aaa       AAA       1,039
   4,500    Illinois, Educational Facilities Authority,
              Student Housing Advancement Funding
              Revenue, (University Center Project)
              Series 2002,
              6.625% 05/01/17...........................  Baa2      BBB       4,948

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 8,750    Illinois, Metropolitan Pier & Exposition
              Authority, Dedicated State Tax Revenue,
              Series 1993, (FGIC Insured),
              4.017%& 06/15/13..........................  Aaa       AAA    $  6,187
  11,640    Illinois, Metropolitan Pier & Exposition
              Authority, Dedicated State Tax Revenue,
              Unrefunded Balance, Series 1993A, (FGIC
              Insured),
              4.047%& 06/15/13..........................  Aaa       AAA       8,208
   3,165    Kane & De Kalb Counties, Illinois Community
              Unit School District Number 302, GO, (FGIC
              Insured),
              4.890%& 02/01/21..........................  Aaa       AAA       1,438
   1,535    McHenry County, Illinois, Community Unit
              School District Number 200, GO, Series
              1996A, (FSA Insured),
              5.750% 01/01/13...........................  Aaa       AAA       1,688
   5,000    Will County, Illinois, Student Housing
              Revenue, (Joliet Junior College Project)
              Series 2002A,
              6.750% 09/01/33(a)........................  Aaa       AAA       2,500
                                                                           --------
                                                                             72,162
                                                                           --------
            INDIANA -- 2.9%
   1,000    Hamilton/Southeastern Indiana, North
              Delaware School Building Corporation,
              First Mortgage Revenue, Series 1996,
              (AMBAC Insured, State Aid Withholding),
              5.000% 07/15/07...........................  Aaa       AAA       1,076
   1,000    Hamilton/Southeastern Indiana, North
              Delaware School Building Corporation,
              First Mortgage Revenue, Series 1996,
              (AMBAC Insured, State Aid Withholding),
              5.100% 07/15/09...........................  Aaa       AAA       1,082

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 6,080    Indiana, Health Facilities Financing
              Authority, Hospital Revenue, (Charity
              Obligation Group Project) Series 1997D,
              Prerefunded 11/01/07 @ 100,
              5.000% 11/01/26...........................  Aaa       AAA    $  6,469
   2,000    Indiana, Health Facilities Financing
              Authority, Hospital Revenue, (Clarian
              Health Partners, Inc. Project) Series
              1996A,
              5.500% 02/15/16...........................  A1        AA-       2,096
   2,000    Indiana, Ivy Tech State College, Revenue,
              Series 1997E, (AMBAC Insured),
              5.125% 07/01/12...........................  Aaa       AAA       2,177
   1,000    Indianapolis, Indiana, Airport Authority
              Revenue, (Special Facilities - Federal
              Express Corporation Project) Refunding,
              (GTY AGMT-Federal Express Corp),
              5.100% 01/15/17...........................  Baa2      BBB       1,039
   2,260    Indianapolis, Indiana, Marion County Public
              Library, GO, 2002A,
              4.700% 07/01/19...........................  Aa2       AA        2,338
   2,000    St. Joseph County, Indiana, Educational
              Facilities Revenue, (University of Notre
              Dame - Du Lac Project) Series 1996,
              5.500% 03/01/26...........................  Aaa       AAA       2,110
                                                                           --------
                                                                             18,387
                                                                           --------
            IOWA -- 0.5%
   2,750    Iowa, Student Loan Liquidity Corporation,
              Student Loan Revenue Refunding, Series
              1998J, AMT, (AMBAC Insured),
              4.800% 06/01/09...........................  Aaa       AAA       2,913
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            KENTUCKY -- 0.2%
 $ 1,000    Kentucky State, Turnpike Authority, Economic
              Development Revenue Refunding,
              (Revitalization Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08...........................  Aaa       AAA    $  1,109
                                                                           --------
            MARYLAND -- 0.5%
   3,000    Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              (Salisbury Collegiate Housing Project)
              1999A,
              6.000% 06/01/30...........................  Baa3      BBB-      3,084
                                                                           --------
            MASSACHUSETTS -- 1.6%
   2,000    Massachusetts State, GO Refunding, Series
              2004A,
              5.250% 08/01/22...........................  Aa2       AA-       2,230
   3,650    Massachusetts State, House Room 227, GO,
              Series 2004A,
              5.250% 08/01/20...........................  Aa2       AA-       4,103
   3,000    Massachusetts State, Water Resources
              Authority, General Revenue, Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15...........................  Aaa       AAA       3,398
                                                                           --------
                                                                              9,731
                                                                           --------
            MICHIGAN -- 3.1%
   1,000    Cornell Township, Michigan, Economic
              Development Corporation, Revenue
              Refunding, (Meadwestavco-Escanaba Project)
              Series 2002,
              5.875% 05/01/18...........................  Baa2      BBB       1,069
   1,000    Detroit, Michigan, GO Refunding, Series
              1995B,
              6.375% 04/01/07...........................  Baa1      A-        1,029
   3,000    Michigan State, Comprehensive Transportation
              Revenue Refunding, Series 1996A, (MBIA
              Insured),
              5.250% 08/01/13...........................  Aaa       AAA       3,199

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 5,435    Michigan State, Environmental Protection
              Program, GO, 1992,
              6.250% 11/01/12...........................  Aa1       AA+    $  6,382
   1,000    Michigan, Municipal Board Authority Revenue,
              Series 2001,
              5.250% 10/01/19...........................  Aaa       AAA       1,102
   6,310    University of Michigan, Hospital Revenue
              Refunding, 2002,
              5.250% 12/01/20...........................  Aa2       AA        6,706
                                                                           --------
                                                                             19,487
                                                                           --------
            MINNESOTA -- 0.8%
   1,950    Elk River, Minnesota, Independent School
              District Number 728, GO, Series 2004A,
              (FGIC SD Cred Prog),
              5.000% 02/01/19...........................  Aaa       AAA       2,106
   1,250    Minneapolis and St. Paul, Minnesota, Housing
              and Redevelopment Authority Health Care
              Systems, (Health Partners Obligation Group
              Project),
              5.250% 12/01/16...........................  Baa1      BBB+      1,282
   1,650    Minneapolis and St. Paul, Minnesota, Housing
              and Redevelopment Authority Health Care
              Systems, (Health Partners Obligation Group
              Project),
              6.000% 12/01/17...........................  Baa1      BBB+      1,774
                                                                           --------
                                                                              5,162
                                                                           --------
            MISSISSIPPI -- 0.5%
   2,470    Lowndes County, Mississippi, Solid Waste
              Disposal PCR Refunding, (Weyerhaeuser
              Company Project) Series 1992A,
              6.800% 04/01/22...........................  Baa2      BBB       2,959
                                                                           --------
            MISSOURI -- 2.9%
   1,000    Independence, Missouri, School District, GO,
              Series 1991,
              6.250% 03/01/11...........................  A3        A-        1,169
   1,450    Jefferson City, Missouri, School District,
              GO, Series 1991A,
              6.700% 03/01/11...........................  Aa2       AA        1,697

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 3,425    Missouri State, Environmental Improvement
              and Energy Resource Authority, PCR
              Refunding, (Associated Electrical
              Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/10...........................  A1        AA     $  3,700
   2,000    Missouri State, Environmental Improvement
              and Energy Resource Authority, PCR
              Refunding, (Associated Electrical
              Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/11...........................  A1        AA        2,161
   2,000    Missouri State, Health and Educational
              Facilities Authority, Revenue, (SSM Health
              Care Corporation Project) Series 2002A,
              5.000% 06/01/11...........................  Aa3       AA-       2,174
   2,500    Missouri State, Health and Educational
              Facilities Authority, Revenue, (SSM Health
              Care Project) Series 2002A,
              5.250% 06/01/12...........................  Aa3       AA-       2,760
      35    Missouri State, Housing Development
              Commission, Mortgage Revenue, (Single
              Family Homeowner Loan Project) Series
              1995A, AMT, (GNMA/FHA/VA COLL),
              6.100% 09/01/14...........................  Aaa       AAA          36
   2,500    Sikeston, Missouri, Electrical Revenue
              Refunding, Series 1992, (MBIA Insured),
              6.100% 06/01/07...........................  Aaa       AAA       2,757
   1,400    St. Louis, Missouri, Industrial Development
              Authority, PCR Refunding, (Anheuser Busch
              Company Project) Series 1991,
              6.650% 05/01/16...........................  A1        A+        1,746
                                                                           --------
                                                                             18,200
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NEBRASKA -- 0.3%
 $ 1,600    Omaha, Nebraska, Public Power District,
              Electric Revenue, 1992B,
              6.200% 02/01/17...........................  Aa2       AA     $  1,931
                                                                           --------
            NEVADA -- 1.1%
   1,960    Clark County, Nevada, Passenger Facility
              Revenue Refunding, Series 2002, (MBIA
              Insured),
              5.250% 07/01/11...........................  Aaa       AAA       2,137
   2,625    Nevada State, GO, Series 1995A,
              5.500% 11/01/17...........................  Aa2       AA        2,746
   2,000    Nevada State, Municipal Board, GO, (Bank
              Project Number 40-41) Series 1993A,
              6.375% 12/01/17...........................  Aaa       AAA       2,047
                                                                           --------
                                                                              6,930
                                                                           --------
            NEW JERSEY -- 0.1%
     765    New Jersey State, Highway Authority, Garden
              State Parkway Generated Revenue, Series
              1971,
              6.500% 01/01/11...........................  Aaa       AAA         855
                                                                           --------
            NEW MEXICO -- 0.1%
     715    New Mexico, Mortgage Finance Authority,
              Single-Family Mortgage Revenue, Series
              1997C-2, AMT, (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28...........................  Aaa       AAA         738
                                                                           --------
            NEW YORK -- 2.8%
   3,520    New York City, New York, Municipal Water
              Finance Authority, Water and Sewer
              Revenue, Series 2001D,
              5.250% 06/15/25...........................  Aa2       AA        3,707
   1,250    New York City, New York, Municipal Water
              Finance Authority, Water and Sewer Systems
              Revenue, Series 1997B,
              5.750% 06/15/29...........................  Aa2       AA        1,346

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 5,000    New York City, New York, Transitional
              Finance Authority, Revenue Refunding,
              Future Tax Secured, Series 2002A,
              5.500% 11/01/26...........................  Aa2       AA+    $  5,636
   1,000    New York State, Dormitory Authority,
              Revenue, Series 2002B, Mandatory Put
              05/15/12 @ 100,
              5.250% 11/15/23...........................  A3        AA-       1,108
   5,000    New York State, Urban Development
              Corporation, Correctional and Youth
              Facility Services Revenue, Series 2002A,
              Mandatory Put 01/01/11 @ 100,
              5.000% 01/01/17...........................  A3        AA-       5,438
                                                                           --------
                                                                             17,235
                                                                           --------
            NORTH CAROLINA -- 0.8%
   2,425    Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue
              Refunding, (Champion International
              Corporation Project) Series 1999, AMT,
              6.400% 11/01/24...........................  Baa2      BBB       2,565
   2,500    New Hanover County, North Carolina, GO,
              Series 2001,
              5.000% 06/01/20...........................  Aa2       AA        2,679
                                                                           --------
                                                                              5,244
                                                                           --------
            OHIO -- 1.0%
   5,250    Dayton, Ohio, Special Facilities Revenue,
              (Air Freight Corporation Project) Series
              1988D, AMT,
              6.200% 10/01/09...........................  Ba1       BB+       5,231
   1,000    Lucas County, Ohio, Hospital Revenue,
              (Flower Hospital Project) Series 1993,
              Prerefunded 12/01/04 @ 101,
              6.125% 12/01/13...........................  Baa2      BBB       1,017
                                                                           --------
                                                                              6,248
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            PENNSYLVANIA -- 0.8%
 $ 1,570    Philadelphia, Pennsylvania, Hospital and
              Higher Education Facilities Authority,
              Hospital Revenue, (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14...........................  A3        A-     $  1,601
   3,125    Philadelphia, Pennsylvania, Hospital and
              Higher Education Facilities Authority,
              Hospital Revenue, (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23...........................  A3        A-        3,200
                                                                           --------
                                                                              4,801
                                                                           --------
            PUERTO RICO -- 0.7%
   1,700    Puerto Rico, Electric Power Authority Power
              Revenue, Series 2002, (MBIA Insured),
              5.000% 07/01/20...........................  Aaa       AAA       1,895
   2,000    Puerto Rico, Public Buildings Authority
              Revenue Guaranteed (Government Facilities)
              Series 2002F, (Commonwealth GTD),
              5.250% 07/01/20...........................  Baa1      A-        2,213
                                                                           --------
                                                                              4,108
                                                                           --------
            SOUTH CAROLINA -- 4.2%
   4,000    Georgetown County, South Carolina,
              Environmental Improvement Revenue
              Refunding, (International Paper Company
              Project) Series 2000A, (GTY-AGMT),
              5.950% 03/15/14...........................  Baa2      BBB       4,485
   2,000    Greenville, South Carolina, Hospital
              Facilities Revenue Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17...........................  Aa3       AA        2,066
   5,000    Greenville, South Carolina, Hospital
              Facilities Revenue, Series 2001,
              5.500% 05/01/26...........................  Aaa       AAA       5,404

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,000    Piedmont, South Carolina, Municipal Power
              Agency, Electric Revenue Refunding,
              (Capital Appreciation) Sub Series 2004A-2,
              (FGIC Insured),
              5.189%& 01/01/24..........................  Aaa       AAA    $  1,864
   1,000    Richland County, South Carolina,
              Environmental Improvement Revenue,
              (International Paper) Series 2003,
              6.100% 04/01/23...........................  Baa2      BBB       1,060
     690    South Carolina State, Housing Finance and
              Development Authority, Revenue,
              (Homeownership Mortgage Purchase Project)
              Series 1994A,
              6.375% 07/01/16...........................  Aaa       AA          705
   3,095    South Carolina State, Public Service
              Authority, Revenue Refunding, Series
              2002D, (FSA Insured),
              5.000% 01/01/18...........................  Aaa       AAA       3,322
   1,000    South Carolina State, State School
              Facilities, GO, Series 2001A,
              3.500% 01/01/16...........................  Aaa       AAA         972
   2,900    South Carolina, Tobacco Settlement
              Management Revenue, 2001B,
              6.375% 05/15/28...........................  Baa2      BBB       2,692
   1,000    South Carolina, Transportation
              Infrastructure Bank, Revenue Refunding,
              Series 2004B, (AMBAC Insured),
              5.250% 10/01/15...........................  Aaa       AAA       1,138
   3,000    York County, South Carolina, Exempt
              Facilities IDR, (Hoechst Celanese
              Corporation Project) Series 1994, AMT,
              5.700% 01/01/24...........................  Baa2      BBB       2,679
                                                                           --------
                                                                             26,387
                                                                           --------
            SOUTH DAKOTA -- 0.8%
   4,735    South Dakota, Housing Development Authority,
              Revenue, Series 2002E,
              5.550% 05/01/31...........................  Aa1       AAA       4,824
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TENNESSEE -- 4.0%
 $ 5,500    Knox County, Tennessee, Health Educational
              and Housing Facilities Board Revenue,
              (University Health Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19...........................  Baa1      BBB+   $  5,736
   4,500    Maury County, Tennessee, Industrial
              Development Board, Multi-Model PCR
              Refunding, (General Motors Corporation -
              Saturn Corporation Project) Series 1994,
              6.500% 09/01/24...........................  A3        BBB       4,602
   4,000    Maury County, Tennessee, Industrial
              Development Board, Solid Waste Disposal
              Revenue, (Occidental Petroleum
              Corporation) Series 2001A, AMT,
              (GTY-AGMT),
              6.250% 08/01/18...........................  Baa1      BBB+      4,249
   5,000    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB       5,357
   2,500    Metropolitan Government, Nashville and
              Davidson County, Tennessee, Water and
              Sewer Systems Revenue Refunding, Series
              1993, (FGIC Insured),
              5.200% 01/01/13...........................  Aaa       AAA       2,812
   2,000    Metropolitan Government, Nashville and
              Davidson County, Tennessee, Water and
              Sewer Systems Revenue Refunding, Series
              1996, (MBIA Insured),
              5.500% 01/01/14...........................  Aaa       AAA       2,156
                                                                           --------
                                                                             24,912
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- 10.8%
 $ 2,470    Beaumont, Texas, Independent School
              District, GO, Series 1996, (PSF-GTD),
              5.000% 02/15/17...........................  Aaa       AAA    $  2,577
   2,070    Bexar, Texas, Metropolitan Water District,
              Waterworks Revenue, Unrefunded Balance,
              Series 1995, (MBIA Insured),
              6.000% 05/01/15...........................  Aaa       AAA       2,159
   1,900    Brazos River Authority, Texas, PCR, Revenue
              Refunding, (TXU Energy Company LLC
              Project), Series 2003A,
              6.750% 04/01/38...........................  Baa2      BBB       2,141
   1,150    Brazosport, Texas, Independent School
              District, Series 2003C,
              5.000% 02/15/16...........................  Aaa       AAA       1,238
   1,750    Dallas County, Texas, GO, Series 1996,
              5.250% 08/15/16...........................  Aaa       AAA       1,876
   3,210    Dallas-Fort Worth, Texas, International
              Airport Revenue, Series 2003A, (AMBAC
              Insured),
              5.500% 11/01/15...........................  Aaa       AAA       3,550
   2,220    Grand Prairie, Texas, Independent School
              District, GO Refunding, Series 2002,
              (PSF-GTD),
              5.000% 02/15/22...........................  Aaa       AAA       2,306
   8,000    Harris County, Texas, GO, Refunding, Series
              2002, (MBIA Insured),
              4.740%& 08/15/19..........................  Aaa       AAA       3,985
   3,335    Harris County, Texas, Health Facilities
              Development Authority, Hospital Revenue,
              (Memorial Herman Hospital Systems Project)
              Series 1998, (FSA Insured),
              5.500% 06/01/11...........................  Aaa       AAA       3,759
   1,000    Harris County, Texas, Health Facilities
              Development Corporation, Hospital Revenue,
              (St. Luke's Episcopal Project) Series
              2001A,
              5.500% 02/15/11...........................  Aa3       AA-       1,103

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Houston, Texas, Airport Systems Revenue,
              Series 1998B, AMT, (FGIC Insured),
              5.000% 07/01/16...........................  Aaa       AAA    $  5,175
   1,900    Leander, Texas, Independent School District,
              GO Refunding, Series 2002, (PSF-GTD
              Insured),
              5.375% 08/15/17...........................  Aaa       AAA       2,122
   4,155    McKinney, Texas, Independent School
              District, GO, Series 2001, (PSF-GTD),
              5.125% 02/15/17...........................  Aaa       AAA       4,522
   2,000    North Central Texas, Health Facilities
              Development Corporation, Hospital Revenue,
              (Presbyterian Healthcare Project) Series
              1991A,
              6.625% 06/01/11...........................  Aaa       AAA       2,314
   5,000    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-      5,461
   2,000    San Antonio, Texas, Electric and Gas
              Systems, GO Refunding, Series 1998A,
              5.250% 02/01/16...........................  Aa1       AA+       2,169
   1,000    San Marcos, Texas, Electric Utility System
              Revenue Refunding, Series 2002, (FSA
              Insured),
              5.250% 11/01/16...........................  Aaa       AAA       1,111
   2,000    Texas City, Texas, IDR Refunding, (Atlantic
              Richfield Company Project) Series 1990,
              7.375% 10/01/20...........................  Aa1       AA+       2,631
   1,000    Texas State, GO, Series 1996,
              5.500% 08/01/15...........................  Aa1       AA        1,060
   7,000    Texas State, Turnpike Authority Central
              Texas Turnpike System Revenue, (Capital
              Appreciation-First Tier) Series 2002A,
              (AMBAC Insured),
              4.460% 08/15/16...........................  Aaa       AAA       4,146

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Texas State, University System Financing
              Refunding Revenue, Series 2002, (FSA
              Insured),
              5.000% 03/15/17...........................  Aaa       AAA    $  1,599
   4,000    Texas, Port of Bay City Authority, Matagorda
              County Revenue, (Hoechst Celanese
              Corporation Project), Series 1996, AMT,
              6.500% 05/01/26...........................  Baa2      BBB       3,891
   2,500    University of Texas, Permanent University
              Fund Finance Department, Revenue
              Refunding, Series 2004B,
              5.000% 07/01/26...........................  Aaa       AAA       2,576
   3,490    Williamson County, Texas, GO Refunding,
              Series 2004, (MBIA Insured),
              5.000% 02/15/16...........................  Aaa       AAA       3,792
                                                                           --------
                                                                             67,263
                                                                           --------
            UTAH -- 1.8%
   2,000    Emery County, Utah, PCR Refunding,
              (Pacificorp Project) 1993A, (AMBAC
              Insured),
              5.650% 11/01/23...........................  Aaa       AAA       2,046
   4,000    Murray City, Utah, Hospital Revenue
              Refunding, (IHC Health Services, Inc.
              Project) Series 1996, (MBIA Insured),
              5.000% 05/15/22...........................  Aaa       AAA       4,109
   1,650    Provo, Utah, Electric Revenue, Series 1980,
              10.125% 04/01/15..........................  Aaa       AAA       2,241
   2,500    Utah, County Hospital Revenue, Series 1997,
              (MBIA Insured),
              5.250% 08/15/26...........................  Aaa       AAA       2,553
                                                                           --------
                                                                             10,949
                                                                           --------
            VERMONT -- 0.3%
   1,985    Vermont, Municipal Bond Bank, Revenue,
              Series 1996-1, (AMBAC Insured),
              5.750% 12/01/15...........................  Aaa       AAA       2,173
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- 0.9%
 $ 1,000    Danville, Virginia, Industrial Development
              Authority, Hospital Revenue, (Danville
              Regional Medical Center), Series 1998,
              5.200% 10/01/18...........................  Aaa       AAA    $  1,114
   2,830    Fairfax County, Virginia, Water and Sewer
              Authority, Water Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22...........................  Aaa       AAA       3,120
   1,505    Virginia State, Port Authority, Port
              Facility Revenue, Series 2003, (MBIA
              Insured),
              5.250% 07/01/16...........................  Aaa       AAA       1,651
                                                                           --------
                                                                              5,885
                                                                           --------
            WASHINGTON -- 11.5%
   7,500    Chelan County, Washington, Development
              Corporation, PCR Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31...........................  A2        A-        7,753
   2,310    Chelan County, Washington, Public Utilities
              District Division III Revenue, Series
              1997A, AMT, Mandatory Put 07/01/20 @ 100,
              5.600% 07/01/32...........................  Aa2       AA        2,402
   1,035    King County, Washington, Library Systems,
              GO, Series 1992, Prerefunded 12/01/06 @
              100,
              6.150% 12/01/10...........................  Aa3       AA-       1,128
   1,000    King County, Washington, School District No.
              403 Renton, GO, Series 1998,
              5.250% 06/01/15...........................  Aa3       AA-       1,076
   3,000    King County, Washington, Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17...........................  Aa1       AA+       3,204
   2,405    Port Seattle, Washington, GO, Series 2000,
              AMT,
              6.000% 12/01/11...........................  Aa1       AA+       2,713
   3,885    Port Seattle, Washington, Revenue, Series
              1999B, (FGIC Insured),
              5.500% 09/01/13...........................  Aaa       AAA       4,269

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 4,365    Seattle, Washington, GO, Series 1996A,
              5.625% 01/15/10...........................  Aa1       AAA    $  4,579
   1,795    Seattle, Washington, GO, Series 1997,
              5.300% 08/01/17...........................  Aa1       AAA       1,924
   1,525    Skagit County, Washington, School District
              Number 320, GO Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12...........................  Aaa       AAA       1,633
   2,000    Tacoma, Washington, Electric System Revenue,
              Series 1997, (AMBAC Insured),
              5.250% 01/01/15...........................  Aaa       AAA       2,150
  12,700    Washington State, GO, Series 1990A,
              6.750% 02/01/15...........................  Aa1       AA       15,589
  10,000    Washington State, GO, Series 2000A,
              5.625% 07/01/21...........................  Aa1       AA       11,108
   2,955    Washington State, GO, Unrefunded Balance,
              Series 1992-93A,
              5.750% 10/01/12...........................  Aa1       AA        3,377
   5,000    Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1996A,
              (MBIA Insured),
              5.750% 07/01/11...........................  Aaa       AAA       5,409
   1,120    Washington State, Public Power Supply
              Systems Revenue, (Nuclear Project
              Number 1) Series 1990B, Prerefunded
              07/01/04 @ 100,
              7.250% 07/01/09...........................  Aaa       AA-       1,278
   1,505    Washington State, Public Power Supply
              Systems Revenue, (Nuclear Project
              Number 2) Series 1990A,
              7.250% 07/01/06...........................  Aaa       AA-       1,644
                                                                           --------
                                                                             71,236
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            WEST VIRGINIA -- 0.7%
 $ 1,450    Jefferson County, West Virginia, Board of
              Education, GO, Series 1989, (FGIC
              Insured),
              6.850% 07/01/07...........................  Aaa       AAA    $  1,634
   1,560    Jefferson County, West Virginia, Board of
              Education, GO, Series 1989, (FGIC
              Insured),
              6.850% 07/01/08...........................  Aaa       AAA       1,809
   1,000    West Virginia University, State University
              Systems Revenue, (Marshall University
              Library Project) Series 1996, (AMBAC
              Insured),
              5.750% 04/01/16...........................  Aaa       AAA       1,068
                                                                           --------
                                                                              4,511
                                                                           --------
            WISCONSIN -- 3.2%
   3,000    Menomonee Falls, Wisconsin, Sewer Systems
              Revenue, Series 1996A, (AMBAC Insured),
              5.650% 05/01/16...........................  Aaa       AAA       3,241
   1,000    Wisconsin State, GO Refunding, Series
              1993-1,
              5.800% 11/01/08...........................  Aa3       AA-       1,125
   4,000    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Aurora
              Health Care Project) Series 1999A,
              5.600% 02/15/29...........................  Baa1      BBB+      4,003
   3,500    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Aurora
              Health Care Project) Series 1999B,
              5.500% 02/15/15...........................  Baa1      BBB+      3,603

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 5,500    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Aurora
              Health Care Project) Series 1999B,
              5.625% 02/15/20...........................  Baa1      BBB+   $  5,618
   2,450    Wisconsin, Badger TOB Asset Securitization
              Corporation, Asset Backed Revenue, Series
              2002,
              5.750% 06/01/12...........................  Baa2      BBB       2,471
                                                                           --------
                                                                             20,061
                                                                           --------
            WYOMING -- 1.7%
  10,000    Wyoming, Student Loan Corporation, Revenue
              Refunding, Series 1999A,
              6.250% 06/01/29...........................  Aa2       AA       10,672
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $570,939)...........................................    618,148
                                                                           --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.3%
              (Cost $2,098)
  2,098     Nations Tax-Exempt Reserves, Capital Class#.................      2,098
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $573,037*)................................      99.3%   620,246
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.7%     4,652
                                                                           --------
            NET ASSETS........................................     100.0%  $624,898
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(a)
  Illiquid security.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              13.58%
AMBAC                                             10.87%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Hospital Revenue                                  13.03%
Prerefunded                                       10.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.7%
            CALIFORNIA -- 98.1%
 $1,250     ABAG Finance Authority for Non-Profit
              Corporations, California, Certificates of
              Participation Refunding, (Episcopal Homes
              Foundation Project) Series 1998,
              5.000% 07/01/07...........................  Baa1      BBB+   $  1,300
  2,000     ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000B,
              (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...........................  Baa3      BBB-      2,188
    500     ABAG Finance Authority for Non-Profit
              Corporations, Certificates of
              Participation Refunding, (American Baptist
              Homes Project) Series 1998A,
              5.500% 10/01/07...........................  Ba1       BB+         519
  1,000     Alameda County, California, Certificates of
              Participation Refunding, (Santa Rita Jail
              Project) Series 1993, (MBIA Insured),
              5.375% 06/01/09...........................  Aaa       AAA       1,078
  1,000     Alameda County, California, Certificates of
              Participation Refunding, Series 2001A,
              (MBIA Insured),
              5.375% 12/01/10...........................  Aaa       AAA       1,127
  1,000     Alameda County, California, Certificates of
              Participation Refunding, Series 2001A,
              (MBIA Insured),
              4.250% 12/01/11...........................  Aaa       AAA       1,063
  1,000     Anaheim, California, Public Financing
              Authority, Lease Revenue, (Public
              Improvements Project) Series 1997C, (FSA
              Insured),
              6.000% 09/01/11...........................  Aaa       AAA       1,168

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,900     Burbank, California, Public Financing
              Authority, Revenue, (Golden State
              Redevelopment Project) Series 2003A,
              (AMBAC Insured),
              4.500% 12/01/09...........................  Aaa       AAA    $  2,058
  1,325     California State University, Revenue,
              (Systemwide Project) Series 2003A, (FGIC
              Insured),
              5.000% 11/01/12...........................  Aaa       AAA       1,481
  2,000     California State, Department of Water
              Resources, Power Supply Revenue, Series
              2002A,
              6.000% 05/01/13...........................  A3        BBB+      2,332
  1,000     California State, Department of Water
              Resources, Water Systems Revenue, (Center
              Valley Project Revenue) Series 1997S,
              5.000% 12/01/06...........................  Aa2       AA        1,067
  1,000     California State, Department of Water
              Resources, Water Systems Revenue, (Center
              Valley Project) Series 1992J-2,
              6.000% 12/01/06...........................  Aa2       AA        1,087
     20     California State, Department of Water
              Resources, Water Systems Revenue, (Center
              Valley Project) Series 1998T,
              5.500% 12/01/08...........................  Aa2       AA           23
  1,870     California State, Economic Recovery, GO,
              Series 2004A,
              5.250% 07/01/14...........................                      2,126
  2,000     California State, University Revenue,
              Systemwide, Series 2004A, (FSA Insured),
              5.000% 11/01/13...........................  Aaa       AAA       2,238
  1,000     California, Health Facilities Finance
              Authority, Revenue, (Cedars-Sinai Medical
              Center Project) Series 1999A,
              6.125% 12/01/19...........................  A3        A-        1,098
  2,000     California, Health Facilities Finance
              Authority, Revenue, (Kaiser Permanente
              Project) Series 1998A, (FSA Insured),
              5.250% 06/01/12...........................  Aaa       AAA       2,202

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     California, Health Facilities Finance
              Authority, Revenue, (Sisters Providence
              Project) Series 1996,
              5.500% 10/01/05...........................  Aa3       AA-    $  1,036
  1,040     California, Infrastructure & Economic
              Development Bank, Revenue, (American
              Center for Wine, Food, Arts Project)
              Series 1999, (ACA Insured),
              5.250% 12/01/08...........................  A2        A         1,117
  3,135     California, Kings River Conservation
              District Revenue, Certificates of
              Participation, (Peaking Project) Series
              2004,
              5.000% 05/01/14...........................  Aaa       AAA       3,393
  3,285     California, Santa Margarita/Dana Point
              Authority, Revenue, Series 1997A, (AMBAC
              Insured),
              5.500% 08/01/11...........................  Aaa       AAA       3,622
  1,465     California, Statewide Communities
              Development Authority, Certificates of
              Participation, (Catholic Healthcare West
              Project) Series 1999,
              6.000% 07/01/09...........................  Baa1      BBB+      1,630
  1,000     Chaffey, California, High School District,
              GO, Series 2000B, (FGIC Insured),
              5.500% 08/01/14...........................  Aaa       AAA       1,129
  1,330     Compton, California, Community College
              District, GO, Series 2004A, (MBIA
              Insured),
              5.250% 07/01/17...........................  Aaa       AAA       1,488
  2,025     Culver City, California, Redevelopment
              Finance Authority, Revenue Refunding,
              Series 1993, (AMBAC Insured),
              5.500% 11/01/14...........................  Aaa       AAA       2,312
  1,000     East Bay Municipal Utilities District,
              California, Wastewater Systems Revenue
              Refunding, Series 2003F, (AMBAC Insured),
              5.000% 04/01/15...........................  Aaa       AAA       1,089

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     East Bay-Delta, California, Housing &
              Finance Authority, Revenue, Series 2001A,
              (MBIA Insured),
              4.250% 06/01/05...........................  Aaa       AAA    $  1,019
  1,800     Florin, California, Resource Conservative
              District, Certificates of Participation,
              (Elk Grove Water Works Project) Series
              1999A, Prerefunded 09/01/09 @ 102,
              6.650% 09/01/19...........................  Aaa       AAA       2,174
  1,280     Fontana, California, Redevelopment Agency
              Tax Allocation Refunding, (Jurupa Hills
              Redevelopment Project) Series 1999A,
              4.625% 10/01/05...........................  Baa1      BBB+      1,315
  1,750     Foothill/Eastern Corridor Agency,
              California, Toll Road Revenue, Series
              1995A, Prerefunded 01/01/10 @ 102,
              2.986% due 01/01/13, 7.150% beginning
              01/01/05..................................  Aaa       AAA       2,101
  1,000     Golden State Tobacco Securitization
              Corporations, Tobacco Settlement Revenue,
              Series 2003A-1,
              3.400% 06/01/08...........................  Baa1      BBB         960
  1,455     Indian Wells, California, Redevelopment
              Agency, Tax Allocation, (Consolidated
              Whitewater Project), Series 2003A, (AMBAC
              Insured),
              5.000% 09/01/14...........................  Aaa       AAA       1,604
  5,000     Inland Empire, California, Solid Waste
              Authority, Revenue, (Landfill Improvement
              Financing Project) Series 1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11...........................  Aaa       AAA       5,665
  1,290     Los Altos, California, School District, GO,
              Series 2001B,
              5.000% 08/01/14...........................  Aa2       AA        1,413

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  500     Los Angeles County, California, Community
              College District, Series 2003B, (FGIC
              Insured),
              5.000% 08/01/12...........................  Aaa       AAA    $    558
  1,000     Los Angeles County, California, Lease
              Revenue Refunding, Series 2002B, (AMBAC
              Insured),
              6.000% 12/01/12...........................  Aaa       AAA       1,183
  1,000     Los Angeles County, California, Sanitation
              District Financing Authority, Revenue,
              (Capital Project) Series 2003A, (FSA
              Insured),
              5.000% 10/01/10...........................  Aaa       AAA       1,111
  1,400     Los Angeles County, California, Transition
              Commission Sales Tax, Revenue, Series
              1992A,
              6.400% 07/01/06...........................  Aa3       A+        1,505
  1,500     Los Angeles, California, GO, Series 1999B,
              Prerefunded 09/01/09 @ 101,
              5.250% 09/01/14...........................  Aa2       AA        1,702
  1,500     Los Angeles, California, Municipal
              Improvement Corporate Lease Revenue,
              (Special Tax-Police Emergency Projects),
              Series 2002G, (FGIC Insured),
              5.250% 09/01/13...........................  Aaa       AAA       1,696
  1,935     Los Angeles, California, Sanitation
              Equipment Charge, Revenue, Series A, (FSA
              Insured),
              5.250% 02/01/13...........................  Aaa       AAA       2,154
  3,500     Los Angeles, California, Unified School
              District, GO, Series 2000D,
              5.500% 07/01/09...........................  Aa3       AA-       3,943
  1,300     Los Angeles, California, Water & Power
              Revenue, Series 2001A, (MBIA-IBC Insured),
              5.250% 07/01/15...........................  Aaa       AAA       1,437
  1,105     Los Gatos, California, JT High School
              District, GO, Series 2002C, (FSA Insured),
              5.375% 06/01/13...........................  Aaa       AAA       1,251

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,230     Lucia Mar Unified School District,
              California, GO, (Election 2004) Series A,
              (FGIC Insured),
              5.250% 08/01/20...........................  Aaa       AAA    $  1,356
  3,000     Metropolitan Water District of Southern
              California, Waterworks Revenue Refunding,
              Series 2004B,
              5.000% 07/01/14...........................  Aa2       AA        3,339
  1,185     Modesto, California, Certificates of
              Participation, Series 2001A, (FSA
              Insured),
              5.250% 07/01/18...........................  Aaa       AAA       1,284
  3,000     Oakland, California, J.T. Powers Financing
              Authority, Lease Revenue Refunding,
              (Oakland Convention Centers) Series 2001,
              (AMBAC Insured),
              5.500% 10/01/11...........................  Aaa       AAA       3,423
  3,700     Oakland, California, Redevelopment Agency
              Tax Allocation Refunding, (Center District
              Redevelopment Project) Series 1992, (AMBAC
              Insured),
              5.500% 02/01/14...........................  Aaa       AAA       4,263
  1,500     Oakland, California, Redevelopment Agency
              Tax Allocation, (Center District
              Redevelopment Project) Series 2003 (FGIC
              Insured),
              5.500% 09/01/12...........................  Aaa       AAA       1,717
  1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems,
              Revenue Refunding, Series 1997, (AMBAC
              Insured),
              5.500% 12/01/06...........................  Aaa       AAA       1,071
  1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems,
              Revenue Refunding, Series 1997, (AMBAC
              Insured),
              5.750% 12/01/10...........................  Aaa       AAA       1,129

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Orange County, California, Redevelopment
              Agency, (Tax Allocation Central District
              Redevelopment) Series 2003, (FGIC
              Insured),
              5.000% 02/15/09...........................  Aaa       AAA    $  2,202
    650     Orange County, California, Water District
              Revenue, Certificates of Participation,
              Series 2003B, (MBIA Insured),
              5.375% 08/15/17...........................  Aaa       AAA         724
  1,000     Pasadena, California, Certificates of
              Participation, (Capital Improvement
              Refunding Project) Series 2001,
              4.000% 01/01/08...........................  Aa3       AA-       1,055
  1,000     Port Oakland, California, Revenue, Series
              2000K, AMT, (FGIC Insured),
              5.500% 11/01/08...........................  Aaa       AAA       1,104
  1,000     Redwood City, California, Redevelopment
              Agency Tax Allocation Revenue,
              (Redevelopment Project Area No. 2) Series
              2003A, (AMBAC Insured),
              5.250% 07/15/13...........................  Aaa       AAA       1,130
  1,000     Sacramento County, California, Sanitation
              District Financing Authority, Revenue,
              Series 2000A,
              5.000% 12/01/08...........................  Aa3       AA        1,102
  2,000     Sacramento, California, Cogeneration
              Authority, Revenue Refunding,
              (Cogeneration Project) Series 1998, (MBIA
              Insured),
              5.250% 07/01/09...........................  Aaa       AAA       2,205
  1,615     Sacramento, California, Municipal Utility
              District Electric, Revenue, Series 2003R,
              (MBIA Insured),
              5.000% 08/15/12...........................  Aaa       AAA       1,802
  2,500     Sacramento, California, Power Authority
              Revenue, (Cogeneration Project) Series
              1995, (MBIA-IBC Insured),
              5.875% 07/01/15...........................  Aaa       AAA       2,704

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,440     San Francisco, California, Bay Area Rapid
              Transportation District, Sales Tax
              Revenue, Series 1998,
              5.500% 07/01/09...........................  Aa3       AA-    $  3,827
  1,000     San Jose, California Financing Authority,
              Lease Revenue, (Convention Center Project)
              Series 2001F,
              5.000% 09/01/15...........................  Aaa       AAA       1,082
  2,515     San Jose, California, Airport Revenue
              Refunding, Series 2003B, (FSA Insured),
              5.000% 03/01/10...........................  Aaa       AAA       2,708
  1,000     San Juan, California, Unified School
              District, GO, Series 2000, (FGIC Insured),
              5.000% 08/01/09...........................  Aaa       AAA       1,107
  1,180     San Mateo County, California, Transit
              District, Series 1997A,
              5.000% 06/01/13...........................  Aaa       AAA       1,316
  1,000     Santa Clara County, California, East Side
              Union High School District, GO Refunding,
              Series 2003B, (MBIA Insured),
              4.200% 02/01/11...........................  Aaa       AAA       1,062
  3,000     Southern California Public Power Authority,
              Power Project Revenue, Series 1989,
              6.750% 07/01/13...........................  A2        A         3,646
    965     State Center California Community College
              District, GO, (Election 2002) Series A,
              (MBIA Insured),
              5.250% 08/01/22...........................  Aaa       AAA       1,051
  2,000     University of California, University &
              College Improvements, Revenue, Series
              2003A,
              5.000% 05/15/10...........................  Aaa       AAA       2,215
  1,000     Ventura County, California, Certificates of
              Participation, (Public Financing
              Authority) Series 2001, (FSA Insured),
              5.250% 08/15/15...........................  Aaa       AAA       1,085
                                                                           --------
                                                                            124,471
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            PUERTO RICO -- 3.6%
 $1,000     Puerto Rico Commonwealth, GO, Series 2004A,
              5.250% 07/01/19...........................  Aaa       AAA    $  1,082
  1,000     Puerto Rico, Commonwealth Public
              Improvement, GO Refunding, Series 2003C,
              (MBIA Insured), Mandatory Put 07/01/08 @
              100,
              5.000% 07/01/28...........................  Aaa       AAA       1,087
  2,000     Puerto Rico, Electric Power Authority, Power
              Revenue, Series 1997AA, (MBIA Insured),
              6.250% 07/01/10...........................  Aaa       AAA       2,351
                                                                           --------
                                                                              4,520
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $124,235)...........................................    128,991
                                                                           --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.6%
              (Cost $772)
    772     Nations Tax-Exempt Reserves, Capital Class#.................        772
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $125,007*)................................     102.3%   129,763
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (2.3)%   (2,925)
                                                                           --------
            NET ASSETS........................................     100.0%  $126,838
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations California Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

AMBAC                                             18.04%
FSA                                               16.45%
MBIA                                              13.91%

Nations California Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Special Tax Revenue                               18.06%
Lease Revenue                                     13.18%
Electric Revenue                                  12.70%
Prerefunded                                       11.52%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.7%
            CALIFORNIA -- 93.1%
 $2,000     ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000A, AMT,
              (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.400% 08/15/30...........................  Baa3      BBB-   $  2,184
  2,000     ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000B,
              (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...........................  Baa3      BBB-      2,188
  2,000     Anaheim, California, Unified School
              District, GO, Series 2002, (FSA Insured),
              5.000% 08/01/25...........................  Aaa       AAA       2,068
  1,185     Bodega Bay, California, Fire Protection
              District, Certificates of Participation,
              (Fire Station Project) Series 1996,
              6.450% 10/01/31...........................  Ba2       BB        1,239
  3,000     California State, Department of Water
              Resources, Water Systems Revenue, (Center
              Valley Project) Series 1997S,
              5.000% 12/01/17...........................  Aa2       AA        3,199
  3,000     California State, GO Refunding, Series 2000,
              5.625% 05/01/26...........................  A3        A         3,242
  1,675     California State, GO, Series 1991,
              6.600% 02/01/10...........................  A3        A         1,960
  1,000     California State, GO, Series 1993,
              5.500% 04/01/13...........................  A3        A         1,138
     20     California State, GO, Series 1995,
              Prerefunded 03/01/05 @ 101,
              5.750% 03/01/09...........................  A3        A            21
     10     California State, GO, Series 1995,
              Prerefunded 03/01/05 @ 101,
              5.750% 03/01/09...........................  A         A            10
     65     California State, GO, Series 1995,
              Unrefunded Balance,
              5.750% 03/01/09...........................  A3        A            67

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,600     California State, GO, Series 2000, (FGIC
              Insured),
              5.250% 09/01/30...........................  Aaa       AAA    $  2,701
  1,500     California State, Public Works Board Lease
              Revenue, (Department of Health - Colinga)
              Series 2004A,
              5.500% 06/01/19...........................  Baa1      BBB       1,659
  1,000     California, Educational Facilities
              Authority, Revenue, (Pooled College and
              University Project) Series 1999B,
              5.250% 04/01/24...........................  Baa3      BBB-      1,006
  2,500     California, Educational Facilities
              Authority, Revenue, Series 2003A,
              5.000% 10/01/33...........................  Aa1       AA+       2,552
  3,500     California, Health Facilities Finance
              Authority, Revenue, (Cedars-Sinai Medical
              Center Project) Series 1999A,
              6.125% 12/01/19...........................  A3        A-        3,842
  5,000     California, Health Facilities Financing
              Authority, Revenue Refunding, Insured
              Health Facilities, (Mark Twain Project)
              Series 1996, (MBIA Insured),
              6.000% 07/01/16...........................  Aaa       AAA       5,413
  3,000     California, Health Facilities Financing
              Authority, Revenue, (Kaiser Permanente
              Project) Series 1998A, (FSA Insured),
              5.000% 06/01/24...........................  Aaa       AAA       3,178
  1,000     California, Health Facilities Financing
              Authority, Revenue, (Kaiser Permanente
              Project) Series 1998B,
              5.250% 10/01/13...........................  A3        A         1,107
  1,510     California, Housing Finance Agency,
              Multi-Unit Rental Housing Revenue, Series
              1992B-II,
              6.700% 08/01/15...........................  Aa3       A+        1,512
  1,620     California, Housing Finance Agency, Home
              Mortgage Revenue, Series 1994F-3, AMT,
              (MBIA/FHA/VA Insured),
              6.100% 08/01/15...........................  Aaa       AAA       1,666

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,210     California, Housing Finance Agency, Home
              Mortgage Revenue, Series 1997I, AMT, (MBIA
              Insured),
              5.650% 08/01/17...........................  Aaa       AAA    $  1,268
  1,005     California, Housing Finance Agency,
              Single-Family Mortgage Revenue, Series
              1997B-3, Class I, AMT, (FHA Insured),
              5.400% 08/01/28...........................  Aaa       AAA       1,025
  2,500     California, Infrastructure & Economic
              Development Bank, Revenue, (Kaiser
              Hospital Assistant I-LLC Project) Series
              2001A,
              5.550% 08/01/31...........................  A2        A         2,588
  2,000     California, Maritime Infrastructure
              Authority Airport Revenue, San Diego
              Unified Port District Airport, Series
              1995, (AMBAC Insured),
              5.500% 11/01/05...........................  Aaa       AAA       2,077
  1,000     California, Pollution Control Financing
              Authority, PCR, (Southern California
              Edison Company Project) Series 1992B, AMT,
              6.400% 12/01/24...........................  Baa2      BBB       1,005
  6,000     California, Statewide Communities
              Development Authority, Apartment
              Development Revenue Refunding, (Irvine
              Apartment Communities Project) Series
              1998A-4, Mandatory Put 05/15/13 @ 100,
              5.250% 05/15/25...........................  Baa2      BBB       6,248
  1,835     California, Statewide Communities
              Development Authority, Certificates of
              Participation, Series 1999, (FSA Insured),
              5.500% 08/15/19...........................  Aaa       AAA       2,039

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     California, Statewide Communities
              Development Authority, Multi-Family
              Revenue Refunding, (Archstone/Oakridge
              Housing Project) Series 1999E, Mandatory
              Put 06/01/08 @ 100,
              5.300% 06/01/29...........................  Baa1      BBB+   $  2,126
  2,000     California, Statewide Communities
              Development Authority, Multi-Family
              Revenue Refunding, (Quail Ridge Apartments
              Project) Series 2002E-1,
              5.375% 07/01/32...........................  A2        A         1,996
  2,500     California, Statewide Communities
              Development Authority, Revenue,
              Certificates of Participation, Series
              1993,
              5.400% 11/01/15...........................  A3        A-        2,535
  3,300     California, Statewide Communities
              Development Authority, Revenue,
              Certificates of Participation, (John Muir/
              Mount Diablo Health Systems Project)
              Series 1997, (MBIA Insured),
              5.125% 08/15/17...........................  Aaa       AAA       3,546
  1,500     Capistrano, California, Unified School
              District, Community Facilities District,
              Special Tax, Number 98-2-Ladera,
              5.750% 09/01/29...........................  NR        NR        1,526
  1,615     Central Valley, California, Financing
              Authority, Cogeneration Project, Revenue
              Refunding, (Carson Ice - General Project)
              Series 1998, (MBIA Insured),
              5.250% 07/01/12...........................  Aaa       AAA       1,776
  1,710     Central Valley, California, Financing
              Authority, Cogeneration Project, Revenue,
              (Carson Ice Project) Series 1993,
              6.000% 07/01/09...........................  Baa2      BBB       1,761
  2,000     Chula Vista, California, IDR, (San Diego
              G&E-B RMK 06/02/04) Series 1996, AMT,
              5.500% 12/01/21...........................  A2        A-        2,117

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,920     Contra Costa, California, Water District,
              Water Revenue, Series 2002L, (FSA
              Insured),
              5.000% 10/01/24...........................  Aaa       AAA    $  1,992
  2,000     Daly City, California, Housing Development
              Finance Agency, Mobile Home Park Revenue,
              (Franciscan Acquisition Project) Series
              2002A,
              5.850% 12/15/32...........................  A3        A-        2,062
    300     Del Mar, California, Race Track Authority,
              Revenue Refunding, Series 1996,
              6.000% 08/15/06...........................  NR        NR          310
  1,400     Del Mar, California, Race Track Authority,
              Revenue Refunding, Series 1996,
              6.000% 08/15/08...........................  NR        NR        1,495
  1,000     Del Mar, California, Race Track Authority,
              Revenue Refunding, Series 1996,
              6.200% 08/15/11...........................  NR        NR        1,068
  2,750     East Bay MUD, California, Water Systems
              Revenue, Series 2001, (MBIA Insured),
              5.000% 06/01/26...........................  Aaa       AAA       2,819
  1,000     Eastern MUD, California, Water and Sewer
              Certificates of Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12...........................  Aaa       AAA       1,211
  2,500     Elsinore Valley MUD, California,
              Certificates of Participation Refunding,
              Series 1992A, (FGIC Insured),
              6.000% 07/01/12...........................  Aaa       AAA       2,936
  3,000     Escondido, California, JT Powers Financing
              Authority, Lease Revenue, (California
              Center for the Arts Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18...........................  Aaa       AAA       3,168
  1,100     Foothill/De Anza Community College District,
              University Southern California,
              California, Certificates of Participation
              Refunding, Series 2003,
              5.000% 09/01/17...........................  Aaa       AAA       1,186

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $4,000     Foothill/Eastern Corridor Agency,
              California, Toll Road, Revenue Refunding,
              Series 1999,
              5.750% 01/15/40...........................  Baa3      BBB-   $  4,028
  2,000     Foothill/Eastern Corridor Agency,
              California, Toll Road, Revenue Refunding,
              Series 1999, (MBIA Insured),
              5.125% 01/15/15...........................  Aaa       AAA       2,179
  2,000     Foothill/Eastern Corridor Agency,
              California, Toll Road, Revenue, Sr. Lien,
              Series 1995, (MBIA-IBC Insured),
              5.000% 01/01/35...........................  Aaa       AAA       2,017
  2,000     Foothill/Eastern Corridor Agency,
              California, Toll Road, Revenue, Sr. Lien,
              Series 1995A, Prerefunded 01/01/10 @ 100,
              6.000% 01/01/16...........................  Aaa       AAA       2,321
  5,000     Fresno, California, Sewer Revenue, Series
              1993A-1, (AMBAC Insured),
              6.250% 09/01/14...........................  Aaa       AAA       6,103
  1,000     Golden State Tobacco Securitization
              Corporations, Tobacco Settlement Revenue,
              Series 2003A,
              6.250% 06/01/33...........................  Baa2      BBB         945
  2,000     Inland Empire, California, Solid Waste
              Authority, Revenue, (Landfill Improvement
              Financing Project) Series 1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11...........................  Aaa       AAA       2,266
  1,995     Lafayette, California, GO, Series 2002,
              5.125% 07/15/25...........................  Aa2       AA        2,094
  1,270     Lancaster, California, Financing Authority,
              Tax Allocation Revenue, (Redevelopment
              Projects 5 and 6) Series 2003, (MBIA
              Insured),
              5.125% 02/01/17...........................  Aaa       AAA       1,417
  3,050     Larkspur, California, School District GO,
              Series 2000A,
              5.250% 08/01/25...........................  Aa3       AA        3,212

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $4,065     Lompoc, California, Unified School District,
              GO, (Election of 2002 Project) Series
              2003A, (FGIC Insured),
              5.000% 08/01/27...........................  Aaa       AAA    $  4,176
  3,000     Long Beach, California, Harbor Revenue,
              Series 2000A, AMT,
              5.375% 05/15/24...........................  Aa3       AA-       3,134
  3,000     Los Angeles County, California, Metropolitan
              Transportation Authority, Sales Tax
              Revenue, Series 2000A, (FGIC Insured),
              5.250% 07/01/30...........................  Aaa       AAA       3,117
  2,500     Los Angeles County, California, Public Works
              Financing Authority, Lease Revenue,
              (Multiple Capital Facilities Project VI)
              Series 2000A, (AMBAC Insured),
              5.625% 05/01/26...........................  Aaa       AAA       2,726
    650     Los Angeles County, California, Public Works
              Financing Authority, Revenue, (Regional
              Park and Open Space District A) Series
              1997A,
              5.500% 10/01/08...........................  Aa3       AA          713
  3,000     Los Angeles, California, Convention and
              Exhibition Center Authority, Lease Revenue
              Refunding, Series 1993A, (MBIA-IBC
              Insured),
              6.000% 08/15/10...........................  Aaa       AAA       3,473
  3,000     Los Angeles, California, Department of Water
              and Power, Waterworks Revenue, Series
              2001A,
              5.125% 07/01/41...........................  Aa3       AA        3,041
  3,000     Los Angeles, California, Department of Water
              and Power, Waterworks Revenue, Series
              2001A, (FGIC-TCRS Insured),
              5.125% 07/01/41...........................  Aaa       AAA       3,041
  1,500     Los Angeles, California, GO, Series 1999B,
              Prerefunded 09/01/09 @ 101,
              5.250% 09/01/14...........................  Aa2       AA        1,702

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,115     Manhattan Beach, California, Unified School
              District, Certificates of Participation,
              Series 1995A, (MBIA Insured), Prerefunded
              08/01/05 @ 102,
              5.750% 08/01/20...........................  Aaa       AAA    $  1,176
    985     Manteca, California, Financing Authority
              Sewer Revenue, Series 2003B, (MBIA
              Insured),
              5.000% 12/01/33...........................  Aaa       AAA       1,027
  3,635     Metropolitan Water District of Southern
              California, Waterworks Revenue Refunding,
              Series 1993A,
              5.750% 07/01/21...........................  Aa2       AA        4,293
  2,865     Metropolitan Water District of Southern
              California, Waterworks Revenue, Series
              1993A,
              5.750% 07/01/21...........................  Aa2       AA        3,317
    490     Metropolitan Water District of Southern
              California, Waterworks Revenue, Series
              1997A,
              5.000% 07/01/26...........................  Aa2       AA          499
    815     Metropolitan Water District of Southern
              California, Waterworks Revenue, Series
              1997A, Prerefunded 01/01/08 @ 101,
              5.000% 07/01/26...........................  Aa2       AA          897
    695     Metropolitan Water District of Southern
              California, Waterworks Revenue, Series
              1997A, Prerefunded 01/01/08 @ 101,
              5.000% 07/01/26...........................  Aa2       AA          765
  2,000     Monterey County, California, Certificates of
              Participation, Series 2001, (MBIA
              Insured),
              5.000% 08/01/32...........................  Aaa       AAA       2,022
  2,500     Northridge Water District, Revenue,
              Certificates of Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18...........................  Aaa       AAA       2,643
  2,095     Oak Park, California, Unified School
              District, GO, Series 2000, (FSA Insured),
              4.143%+ 05/01/14..........................  Aaa       AAA       1,414

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Orange County, California, Airport Revenue
              Refunding, Series 1997, AMT, (MBIA
              Insured),
              5.500% 07/01/10...........................  Aaa       AAA    $  3,273
  2,000     Pico Rivera, California, Water Authority,
              Revenue, (Water System Project) Series
              1999A, (MBIA Insured),
              5.500% 05/01/29...........................  Aaa       AAA       2,235
  5,270     Pleasanton-Suisun City, California, Home
              Financing Authority, Home Mortgage
              Revenue, Municipal Multiplier, Series
              1984A, (MBIA Insured),
              4.628%& 10/01/16..........................  Aaa       AAA       3,148
  1,500     Port Oakland, California, Port Revenue
              Refunding, Series 1997H, AMT, (MBIA
              Insured),
              5.500% 11/01/15...........................  Aaa       AAA       1,620
  4,000     Rancho, California, Water District Financing
              Authority, Revenue Refunding, Series 1995,
              (FGIC Insured),
              5.900% 11/01/15...........................  Aaa       AAA       4,247
  1,500     Sacramento, California, City Financing
              Authority, Revenue, (City Hall and
              Redevelopment Projects) Series 2002A, (FSA
              Insured),
              5.000% 12/01/32...........................  Aaa       AAA       1,519
  1,000     Sacramento, California, MUD, Electric
              Revenue Refunding, Series 2001P, (FSA
              Insured),
              5.250% 08/15/20...........................  Aaa       AAA       1,092
  2,220     Sacramento, California, MUD, Electric
              Revenue, Series 1997K, (AMBAC Insured),
              5.250% 07/01/24...........................  Aaa       AAA       2,464
  2,000     Sacramento, California, MUD, Electric
              Revenue, Series 2001N, (MBIA Insured),
              5.000% 08/15/28...........................  Aaa       AAA       2,043
  2,900     Sacramento, California, Power Authority
              Revenue, (Cogeneration Project) Series
              1995,
              5.875% 07/01/15...........................  Baa3      BBB-      3,034

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     San Diego County, California, Water
              Authority, Water Revenue, Certificates of
              Participation, Series 1998A,
              5.125% 05/01/16...........................  Aa3       AA     $  2,144
  1,000     San Diego, California, Community College
              District, GO, Series 2003A, (FSA Insured),
              5.000% 05/01/22...........................  Aaa       AAA       1,052
  1,885     San Diego, California, Community Facilities
              District No. 1, Special Tax, Series 1995B,
              Prerefunded 09/01/05 @ 102,
              7.000% 09/01/15...........................  NR        NR        2,016
  1,400     San Diego, California, Public Facilities
              Financing Authority, Sewer Revenue, Series
              1999B, (FGIC Insured),
              5.000% 05/15/29...........................  Aaa       AAA       1,426
  2,000     San Francisco Bay Area, California, Rapid
              Transportation District, Sales Tax
              Revenue, Series 2001, (AMBAC Insured),
              5.000% 07/01/26...........................  Aaa       AAA       2,051
  2,250     San Francisco, California, City and County
              Airport Commission, International Airport
              Revenue Refunding, Series 2001-27B, (FGIC
              Insured),
              5.000% 05/01/21...........................  Aaa       AAA       2,343
  3,000     San Francisco, California, City and County
              Airport Commission, International Airport
              Revenue, Series 1996-2-10A, AMT, (MBIA
              Insured),
              5.700% 05/01/26...........................  Aaa       AAA       3,173
  2,365     San Francisco, California, City and County
              Airport Commission, International Airport
              Revenue, Series 1998-16A, AMT, (FSA
              Insured),
              5.500% 05/01/07...........................  Aaa       AAA       2,546

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     San Francisco, California, City and County
              Airports Commission, International Airport
              Revenue, Refunding, Series Issue 30, (XCLA
              Insured),
              5.000% 05/01/17...........................  Aaa       AAA    $  2,155
  1,750     San Joaquin County, California, Certificates
              of Participation, (Capital Facilities
              Project) Series 1993, (MBIA Insured),
              5.500% 11/15/13...........................  Aaa       AAA       2,013
  1,455     San Joaquin Hills, California,
              Transportation Corridor Agency, Toll Road
              Revenue, Sr. Lien, Series 1993, Escrowed
              to Maturity,
              7.400% 01/01/07...........................  Aaa       AAA       1,632
  1,405     San Jose, California, Redevelopment Agency
              Tax Allocation, (Merged Area Redeveloped)
              Escrowed to Maturity, (MBIA Insured),
              6.000% 08/01/15...........................  Aaa       AAA       1,708
  2,790     San Jose, California, Redevelopment Agency
              Tax Allocation, (Merged Area Redeveloped)
              Unrefunded Balance, (MBIA Insured),
              6.000% 08/01/15...........................  Aaa       AAA       3,334
  1,000     San Juan, California, M-S-R Public Power
              Agency, Revenue Refunding, (San Juan
              Project) Series 2001I, (MBIA Insured),
              5.000% 07/01/12...........................  Aaa       AAA       1,097
  2,000     San Mateo County, California, JT Powers
              Authority, Lease Revenue, (Capital
              Project) Series 1997A, (FSA Insured),
              5.125% 07/15/32...........................  Aaa       AAA       2,035
  2,010     Santa Clara County, California, East Side
              Unified High School District, GO
              Refunding, Series 2003B, (MBIA Insured),
              5.250% 08/01/26...........................  Aaa       AAA       2,218

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Saratoga, California, GO, (Saratoga
              Community Library Project), Series 2001,
              (MBIA Insured),
              5.250% 08/01/31...........................  Aaa       AAA    $  2,076
  4,000     Southern California Public Power Authority,
              Power Project Revenue, Series 1989,
              6.750% 07/01/13...........................  A2        A         4,861
  1,000     Southern California, Public Power Authority,
              Power Project Revenue, (Magnolia Power
              Project), Series A-2003-1, FGIC Insured),
              5.000% 07/01/25...........................  Aaa       AAA       1,035
  1,500     Sulphur Springs, California, Unified School
              District, Special Tax, Series 2002-1-A,
              6.000% 09/01/33...........................  NR        NR        1,503
  2,965     Tahoe Truckee, California, Unified School
              District Number 2, GO, Series 1999A, (FGIC
              Insured),
              5.164%& 08/01/24..........................  Aaa       AAA       1,078
  3,780     Tahoe Truckee, California, Unified School
              District, GO, Series 1999A, (FGIC
              Insured),
              5.095%& 08/01/23..........................  Aaa       AAA       1,465
  1,000     Torrance, California, Hospital Revenue,
              (Torrance Memorial Medical Center Project)
              Series 2001A,
              5.500% 06/01/31...........................  A1        A+        1,032
  1,000     Tri City, California, Hospital District
              Revenue, Series 1991, (FSA Insured),
              6.000% 02/01/22...........................  Aaa       AAA       1,010
  3,000     University of California, Hospital Revenue,
              (University of California Medical Center
              Project) Series 1996, (AMBAC Insured),
              Prerefunded 07/01/06 @ 101,
              6.000% 07/01/26...........................  Aaa       AAA       3,247

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,610     West Contra Costa, California, Unified
              School District, GO Refunding, Series
              2001A, (MBIA Insured),
              5.600% 02/01/20...........................  Aaa       AAA    $  1,891
  5,000     West Covina, California, Redevelopment
              Agency, Community Facilities District
              Special Tax Refunding, (Fashion Plaza
              Project) Series 1996,
              6.000% 09/01/17...........................  Aa2       AA        5,834
  1,025     Westwood, California, Unified School
              District, GO, Series 1996,
              6.500% 08/01/21...........................  Baa2      BBB       1,073
                                                                           --------
                                                                            247,313
                                                                           --------
            PUERTO RICO -- 6.6%
  1,940     Puerto Rico Commonwealth, GO, (Public
              Improvement) Series 2001A, Unrefunded
              Balance,
              5.375% 07/01/28...........................  Baa1      A-        2,027
  2,000     Puerto Rico Commonwealth, GO, Series 2004A,
              5.250% 07/01/21...........................  Baa1      A-        2,130
  2,000     Puerto Rico Commonwealth, GO, Series 2004A,
              5.250% 07/01/22...........................  Baa1      A         2,130
  1,520     Puerto Rico Public Finance Corporation,
              Miscellaneous Revenue, (Commonwealth
              Appropriation) Series 2002E, Prerefunded
              02/01/12 @ 100,
              5.500% 08/01/29...........................  Baa2      BBB+      1,722
    480     Puerto Rico Public Finance Corporation,
              Miscellaneous Revenue, (Commonwealth
              Appropriation) Series 2002E, Unrefunded
              Balance,
              5.500% 08/01/29...........................  Baa2      BBB+        506
  2,250     Puerto Rico, Commonwealth Highway and
              Transportation Authority, Transportation
              Revenue, Series 1998A, (MBIA-IBC Insured),
              4.750% 07/01/38...........................  Aaa       AAA       2,261

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $1,500     Puerto Rico, Commonwealth Infrastructure
              Financing Authority, Special Obligation,
              Series 2000A,
              5.500% 10/01/32...........................  Aaa       AAA    $  1,626
  5,000     Puerto Rico, Electric Power Authority, Power
              Revenue, Series 2000HH, (FSA Insured),
              5.250% 07/01/29...........................  Aaa       AAA       5,250
                                                                           --------
                                                                             17,652
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $246,655)...........................................    264,965
                                                                           --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.7%
              (Cost $1,844)
  1,844     Nations Tax-Exempt Reserves, Capital Class#.................      1,844
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $248,499*)................................     100.4%   266,809
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.4)%   (1,023)
                                                                           --------
            NET ASSETS........................................             $265,786
                                                                   100.0%  ========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              22.22%
FSA                                               10.33%
FGIC                                              10.20%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Water Revenue                                     16.06%
Transportation Revenue                            12.31%
Prerefunded                                       11.33%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.7%
            FLORIDA -- 93.2%
 $1,000     Bay County, Florida, PCR Refunding,
              (International Paper Company Project)
              Series 1998A,
              5.100% 09/01/12...........................  Baa2      BBB    $  1,070
  1,000     Bay Medical Center, Florida, Hospital
              Revenue Refunding, (Bay Medical Center
              Project) Series 1996, (AMBAC Insured),
              5.000% 10/01/05...........................  Aaa       AAA       1,031
  2,000     Bay Medical Center, Florida, Hospital
              Revenue Refunding, (Bay Medical Center
              Project) Series 1996, (AMBAC Insured),
              5.450% 10/01/12...........................  Aaa       AAA       2,160
  1,470     Boca Raton, Florida, GO, Series 2000,
              5.000% 07/01/13...........................  Aaa       AAA       1,606
  1,000     Brevard County, Florida, Health Facilities
              Authority, Revenue Refunding, (Wuesthoff
              Memorial Hospital Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06...........................  Aaa       AAA       1,063
  2,000     Brevard County, Florida, Utilities Revenue
              Refunding, Series 2002, (FGIC Insured),
              5.250% 03/01/14...........................  Aaa       AAA       2,236
  3,660     Collier County, Florida, Gas Tax Revenue,
              Series 2003, (AMBAC Insured),
              5.250% 06/01/13...........................  Aaa       AAA       4,152
  3,285     Collier County, Florida, Gas Tax Revenue,
              Series 2003, (AMBAC Insured),
              5.250% 06/01/15...........................  Aaa       AAA       3,670
  2,250     Collier County, Florida, Housing Finance
              Authority, Multi-Family Housing Revenue,
              (Goodlette Arms Project) Series 2002A-1,
              (FNMA COLL), Mandatory Put 02/15/12 @ 100,
              4.900% 02/15/32...........................  Aaa       AAA       2,347

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Dade County, Florida, Aviation Revenue
              Refunding, Series 1994B, AMT, (AMBAC
              Insured),
              6.300% 10/01/05...........................  Aaa       AAA    $  1,024
  3,650     Dade County, Florida, Aviation Revenue,
              (Miami International Airport Project)
              Series 1997B, AMT, (FSA Insured),
              5.000% 10/01/06...........................  Aaa       AAA       3,857
  1,900     Dunes, Florida, Community Development
              District Revenue Refunding, (Intracoastal
              Waterway Bridge Project) Series 1993,
              5.400% 10/01/04...........................  Baa2      BBB       1,900
  2,125     Escambia County, Florida, Health Facilities
              Authority, Revenue, (Ascension Health
              Credit Project) Series 2003A,
              5.250% 11/15/11...........................  Aa2       AA        2,347
    625     Escambia County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue,
              (Multi-County Program) Series 2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20...........................  Aaa       AAA         635
  1,450     Florida State, Board of Education, Lottery
              Revenue, Series 2002 A, (FGIC Insured),
              5.375% 07/01/17...........................  Aaa       AAA       1,616
  1,000     Florida State, Board of Education, Public
              Education Capital Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08...........................  Aa2       AA+       1,091
  3,525     Florida State, Board of Education, Public
              Education Capital Outlay GO, Series 1997A,
              5.500% 01/01/08...........................  Aa2       AA+       3,816
  5,000     Florida State, Department of Environmental
              Protection & Preservation, Revenue,
              (Florida Forever Project), Series 2001B,
              (MBIA Insured),
              5.000% 07/01/09...........................  Aaa       AAA       5,512

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     Florida State, Division of Bond Finance
              Department, General Services Revenue,
              (Environmental Protection and Preservation
              2000), Series 1998B, (FSA Insured),
              5.500% 07/01/08...........................  Aaa       AAA    $  3,333
  3,420     Florida State, Municipal Agency, Revenue
              Refunding, Series 2003A, (FSA Insured),
              5.000% 10/01/13...........................  Aaa       AAA       3,822
  1,125     Florida State, Municipal Loan Council,
              Revenue, Series 2003B, (MBIA Insured),
              5.250% 12/01/13...........................  Aaa       AAA       1,272
  1,850     Florida State, Municipal Power Agency,
              Revenue Refunding, (Stanton II Project)
              Series 2002, (AMBAC Insured),
              5.500% 10/01/21...........................  Aaa       AAA       2,066
  3,300     Florida, Capital Trust Agency, Multi-Family
              Housing Revenue, (Shadow Run Project)
              Series 2000A, (FNMA COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30...........................  Aaa       AAA       3,563
  1,000     Florida, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              (United Dominion Realty Trust - Andover
              Project) Series 1996E, AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26...........................  Baa2      BBB       1,030
    380     Florida, Housing Finance Agency, Revenue
              Refunding, (The Vineyards Project) Series
              1995H,
              5.875% 11/01/05...........................  Baa2      BBB         383
  1,000     Florida, Housing Finance Agency, Revenue
              Refunding, (The Vineyards Project) Series
              1995H,
              6.400% 11/01/15...........................  Baa2      BBB       1,028

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,700     Florida, Housing Finance Corporation
              Revenue, (Homeowner Mortgage Project)
              Series 1998-1, (MBIA Insured),
              4.950% 07/01/11...........................  Aaa       AAA    $  1,790
  1,000     Florida, Ports Financing Commission,
              Revenue, (State Transportation Trust Fund
              Project) Series 1996, AMT, (MBIA Insured),
              5.375% 06/01/16...........................  Aaa       AAA       1,066
    315     Gainesville, Florida, Utilities System,
              Revenue, Escrowed to Maturity, Series
              1996A,
              5.750% 10/01/07...........................  Aa2       AA          348
    685     Gainesville, Florida, Utilities System,
              Revenue, Unrefunded Balance, Series 1996A,
              5.750% 10/01/07...........................  Aa2       AA          755
  1,375     Hialeah, Florida, Capital Improvement,
              Revenue, Series 1993,
              5.500% 10/01/18...........................  Baa1      BBB+      1,388
  2,410     Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding,
              (Tampa International Airport Project) AMT,
              Series 2003D,
              5.500% 10/01/11...........................  Aaa       AAA       2,684
  3,170     Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding, (Tampa
              International Airport Project) Series
              1997A, AMT, (AMBAC Insured),
              5.750% 10/01/07...........................  Aaa       AAA       3,400
  1,000     Hillsborough County, Florida, Capital
              Improvement Program Revenue Refunding,
              (Criminal Justice Facilities Project),
              Series 2003, (FGIC Insured),
              5.000% 08/01/12...........................  Aaa       AAA       1,110

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Hillsborough County, Florida, Capital
              Improvement Revenue Refunding, (County
              Center Project) Series 1996B, (MBIA
              Insured),
              5.000% 07/01/11...........................  Aaa       AAA    $  1,069
  2,335     Hillsborough County, Florida, Individual
              Development Authority, Cigarette Tax
              Allocation, (H. Lee Moffitt Cancer
              Project) Series 2002B, (AMBAC Insured),
              5.500% 09/01/15...........................  Aaa       AAA       2,628
  1,070     Hollywood, Florida, Water and Sewer Revenue
              Refunding and Improvement, Series 2003,
              (FSA Insured),
              5.000% 10/01/17...........................  Aaa       AAA       1,164
  1,000     Indian River County, Florida, Water and
              Sewer Revenue Refunding, Series 1993A,
              (FGIC Insured),
              5.200% 09/01/05...........................  Aaa       AAA       1,032
  2,000     Jacksonville, Florida, Electric Systems
              Authority, Revenue Refunding, Series
              1995-11,
              5.375% 10/01/15...........................  Aa2       AA        2,025
  1,000     Jacksonville, Florida, Excise Tax, Revenue
              Refunding, Series 1995A,
              (FGIC Insured),
              5.000% 10/01/09...........................  Aaa       AAA       1,104
  3,450     Jacksonville, Florida, GTD, Entitlement
              Improvement, Revenue
              Refunding, Series 2002, (FGIC Insured),
              5.375% 10/01/18...........................  Aaa       AAA       3,812
  1,000     Jacksonville, Florida, Sales Tax Revenue
              Refunding, Series 2002, (FGIC Insured),
              5.375% 10/01/18...........................  Aaa       AAA       1,105
  1,000     Jacksonville, Florida, Sales Tax, Revenue
              Refunding, Series 2001, (FGIC Insured),
              5.500% 10/01/12...........................  Aaa       AAA       1,150

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,080     Jacksonville, Florida, Sales Tax, Revenue,
              Series 2003, (MBIA Insured),
              5.250% 10/01/19...........................  Aaa       AAA    $  1,186
  2,500     Jea, Florida, St. John's River Power Parkway
              Systems, Revenue Refunding, Series 2002,
              5.250% 10/01/13...........................  Aa2       AA        2,779
  2,235     Kissimmee, Florida, Utility Authority
              Electrical System, Revenue Refunding and
              Improvement, Series 2003, (FSA Insured),
              5.250% 10/01/15...........................  Aaa       AAA       2,505
  1,000     Lakeland, Florida, Electricity and Water,
              Revenue Refunding, Series 1990, (AMBAC
              Insured),
              3.000%& 10/01/09..........................  Aaa       AAA         862
  2,000     Manatee County, Florida, Public Utilities
              and Improvement, Revenue Refunding, Series
              2003A, (MBIA Insured),
              5.000% 10/01/12...........................  Aaa       AAA       2,231
  4,285     Manatee County, Florida, School District
              Sales Tax, Revenue, Series 2003, (AMBAC
              Insured),
              5.000% 10/01/12...........................  Aaa       AAA       4,795
  2,025     Marion County, Florida, Hospital District,
              Revenue Refunding, Series 1999,
              5.250% 10/01/11...........................  A2        A         2,159
  1,810     Miami Beach, Florida, Water and Sewer,
              Revenue, Series 1995, (FSA Insured),
              5.375% 09/01/15...........................  Aaa       AAA       1,900
  1,500     Miami-Dade County, Florida, Aviation,
              Revenue Refunding, Series 1998A, AMT,
              5.250% 10/01/07...........................  Aaa       AAA       1,620
  1,000     Miami-Dade County, Florida, Special
              Obligation Bonds, Series 2002A-1, (AMBAC
              Insured),
              5.000% 04/01/11...........................  Aaa       AAA       1,107

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,500     Miami-Dade County, Florida, Water and Sewer,
              Revenue Refunding, Series 2003, (MBIA
              Insured),
              5.000% 10/01/07...........................  Aaa       AAA    $  3,785
  1,530     Ocala, Florida, Imports Revenue Refunding,
              Series 2003, (AMBAC Insured),
              5.375% 10/01/16...........................  Aaa       AAA       1,725
  1,750     Okeechobee County, Florida, Solid Waste,
              Revenue, (Various Disposal-Waste
              Management/Landfill) Series 2004A,
              4.200% 07/01/39...........................  Baa1      BBB       1,780
    375     Orange County, Florida, Health Facilities
              Authority, Revenue Refunding, (Lakeside
              Alternatives, Inc. Project) Series 1995,
              6.250% 07/01/05...........................  Baa2      BBB         379
  4,640     Orange County, Florida, Health Facilities
              Authority, Revenue, (Orlando Regional
              Healthcare Project) Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08...........................  Aaa       AAA       5,316
  1,445     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Escrowed to Maturity,
              6.250% 10/01/16...........................  Aaa       AAA       1,796
    555     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Unrefunded Balance,
              6.250% 10/01/16...........................  Aaa       AAA         682
  4,000     Orange County, Florida, Tourist Development
              Tax Authority, Revenue Refunding, Series
              1998A, (AMBAC Insured),
              5.000% 10/01/15...........................  Aaa       AAA       4,302

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Orlando and Orange County, Florida,
              Expressway Authority, Revenue, Junior
              Lien, Series 1990, (FGIC Insured),
              6.500% 07/01/10...........................  Aaa       AAA    $  2,370
  1,000     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities, Revenue
              Refunding, Series 1997, AMT, (FGIC
              Insured),
              5.125% 10/01/12...........................  Aaa       AAA       1,073
  5,865     Orlando, Florida, Utilities Commission,
              Water and Electric, Revenue Refunding,
              Series 2001,
              5.000% 10/01/09...........................  Aa1       AA        6,469
  3,500     Palm Beach County, Florida, Criminal Justice
              Facilities, Revenue, Series 1997, (FGIC
              Insured),
              5.750% 06/01/13...........................  Aaa       AAA       4,098
  2,000     Palm Beach County, Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11...........................  Aaa       AAA       2,296
  3,000     Palm Beach County, Florida, School Board
              Certificates of Participation, Series
              2002A, (FSA Insured),
              5.375% 08/01/14...........................  Aaa       AAA       3,395
  2,000     Palm Beach County, Florida, Stadium
              Facilities, Revenue, Series 1996, (MBIA
              Insured),
              5.250% 12/01/16...........................  Aaa       AAA       2,187
  2,070     Pembroke Pines, Florida, Consolidated
              Utilities Systems, Revenue, Series 1992,
              (FGIC Insured),
              6.250% 09/01/07...........................  Aaa       AAA       2,225
  1,000     Port St. Lucie, Florida, Sales Tax, Revenue,
              Series 2003, (MBIA Insured),
              5.000% 09/01/19...........................  Aaa       AAA       1,074
  1,000     Port St. Lucie, Florida, Utilities, Revenue,
              Series 2003, MBIA Insured),
              5.000% 09/01/16...........................  Aaa       AAA       1,093

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,650     Sarasota County, Florida, Public Hospital
              Board, Revenue Refunding, (Sarasota
              Memorial Hospital Project) Series 1997B,
              (MBIA Insured),
              5.000% 10/01/07...........................  Aaa       AAA    $  1,778
  1,750     Sarasota County, Florida, Public Hospital
              Board, Revenue Refunding, (Sarasota
              Memorial Hospital Project) Series 1998B,
              (MBIA Insured),
              5.250% 07/01/11...........................  Aaa       AAA       1,947
  1,000     South Broward, Florida, Hospital District,
              Revenue, Series 2002,
              5.500% 05/01/22...........................  Aa3       A+        1,068
  3,000     South Broward, Florida, Hospital District,
              Revenue, Series 2002,
              5.600% 05/01/27...........................  Aa3       A+        3,161
  3,955     South Broward, Florida, Hospital District,
              Revenue, Series 2003A, (MBIA Insured),
              5.250% 05/01/12...........................  Aaa       AAA       4,426
  1,000     St. Lucie County, Florida, School District,
              GO, Series 1997, (FGIC Insured),
              5.875% 02/01/07...........................  Aaa       AAA       1,087
  1,980     St. Petersburg, Florida, Health Facilities
              Authority, Revenue, (All Children's
              Hospital Project) Series 2002, (AMBAC
              Insured),
              5.500% 11/15/16...........................  Aaa       AAA       2,203
  1,995     St. Petersburg, Florida, Health Facilities
              Authority, Revenue, (All Children's
              Hospital) Series 2002, (AMBAC Insured),
              5.500% 11/15/15...........................  Aaa       AAA       2,224
  3,775     Tallahassee, Florida, Blue Print 2000 Intern
              Government, Revenue, Series 2003, (FSA
              Insured),
              5.000% 10/01/13...........................  Aaa       AAA       4,170

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tallahassee, Florida, Conservative Utilities
              System, Revenue Refunding, Series 2001,
              (FGIC Insured),
              5.500% 10/01/18...........................  Aaa       AAA    $  1,169
  1,000     Tallahassee, Florida, Health Facilities,
              Revenue Refunding, (Tallahassee Memorial
              Regional Medical Center Project) Series
              1992A, (MBIA Insured),
              5.750% 12/01/04...........................  Aaa       AAA       1,007
  2,000     Tampa, Florida, Health Systems, Revenue,
              (Catholic Health Project) Series 1998A-1,
              (MBIA Insured),
              4.875% 11/15/15...........................  Aaa       AAA       2,111
  3,170     Tampa, Florida, Sports Authority, Local
              Optional Sales Tax, Revenue, (Stadium
              Project) Series 1997, (MBIA Insured),
              6.000% 01/01/07...........................  Aaa       AAA       3,446
  1,000     Tampa, Florida, Sports Authority, Revenue,
              (Tampa Bay Arena Project) Series 1995,
              (MBIA Insured),
              5.750% 10/01/20...........................  Aaa       AAA       1,194
  3,000     Tampa, Florida, Tax Allocation,
              (Cigarette-H. Lee Moffitt Cancer Project)
              Series 1999, (AMBAC Insured),
              5.000% 03/01/07...........................  Aaa       AAA       3,212
  1,110     Tohopekaliga, Florida, Water Authority,
              Utility Revenue, Series 2003B, (FSA
              Insured),
              5.250% 10/01/17...........................  Aaa       AAA       1,233
  3,000     University Athletic Association Inc.,
              Florida Athletic Program, Revenue, Series
              2001, Mandatory Put 10/01/05 @ 100,
              2.200% 10/01/31...........................  Aa3       AA-       3,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Volusia County, Florida, Educational
              Facilities Authority, Educational
              Facilities, Revenue, (Embry-Riddle
              Aeronautical University Project) Series
              1996A,
              6.125% 10/15/26...........................  Baa3      BBB-   $  1,030
                                                                           --------
                                                                            191,928
                                                                           --------
            ILLINOIS -- 0.7%
  1,620     Champaign County, Illinois, Community Unit
              School District Number 116 Urbana, GO,
              Series 1999C, (FGIC Insured), Prerefunded
              01/01/09 @ 94.829,
              3.405%& 01/01/10..........................  Aaa       AAA       1,356
                                                                           --------
            SOUTH CAROLINA -- 0.6%
  1,000     Calhoun County, South Carolina, Solid Waste
              Disposal Facility, Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-      1,257
                                                                           --------
            VIRGINIA -- 2.2%
  4,180     Arlington County, Virginia, Industrial
              Development Authority, Hospital Facility,
              Revenue, (Virginia Hospital Arlington
              Health Systems Project), Series 2001,
              5.500% 07/01/14...........................  A2        A         4,583
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $191,568)...........................................    199,124
                                                                           --------

 SHARES                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 0.7%
              (Cost $1,396)
  1,396     Nations Tax-Exempt Reserves, Capital Class#.................   $    1,396
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $192,964*)................................      97.4%     200,520
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       2.6%       5,452
                                                                           ----------
            NET ASSETS........................................     100.0%  $  205,972
                                                                           ==========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

AMBAC                                             19.69%
MBIA                                              18.04%
FGIC                                              12.37%
FSA                                               12.32%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Special Tax Revenue                               22.79%
Hospital Revenue                                  18.43%
Electric Revenue                                  10.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS        VALUE
  (000)                                                    (UNAUDITED)      (000)
-----------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.5%
            FLORIDA -- 91.0%
 $  585     Alachua County, Florida, Health Facilities
              Authority, Revenue Refunding, (Santa Fe
              Healthcare Facilities, Inc. Project)
              Series 1993,
              6.000% 11/15/09...........................  Baa1      AAA    $   636
  1,375     Bay County, Florida, PCR Refunding,
              (International Paper Company Project)
              Series 1998A,
              5.100% 09/01/12...........................  Baa2      BBB      1,471
  2,550     Brevard County, Florida, Health Facilities
              Authority, Revenue, (Holmes Regional
              Medical Center, Inc. Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14...........................  Aaa       AAA      2,739
  1,000     Canaveral, Florida, Port Authority, Port
              Improvement Revenue Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13...........................  Aaa       AAA      1,079
  2,250     Charlotte County, Florida, Utility Revenue
              Refunding, Series 1996A, (FGIC Insured),
              5.625% 10/01/16...........................  Aaa       AAA      2,444
  1,000     Collier County, Florida, Housing Finance
              Authority, Multi-Family Housing Revenue,
              (Goodlette Arms Project) Series 2002A-1,
              (FNMA COLL), Mandatory Put 02/15/12 @ 100,
              4.900% 02/15/32...........................  Aaa       AAA      1,043
  2,500     Dade County, Florida, Aviation Revenue,
              Series 1996A, AMT, (MBIA Insured),
              5.750% 10/01/12...........................  Aaa       AAA      2,702
    595     Escambia County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue,
              (Multi-County Program) Series 2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20...........................  Aaa       AAA        604
  3,000     Florida State, Board of Education, Capital
              Outlay GO, Series 1997A,
              5.000% 01/01/17...........................  Aa2       AA+      3,164

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS        VALUE
  (000)                                                    (UNAUDITED)      (000)
-----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida State, Board of Education, Lottery
              Revenue, Series 2000C, (FGIC Insured),
              5.250% 07/01/17...........................  Aaa       AAA    $ 1,099
  1,250     Florida State, Board of Education, Public
              Education Capital Outlay GO, Series 1996A,
              5.250% 06/01/16...........................  Aa2       AA+      1,321
  1,000     Florida State, Florida Department of
              Transportation Revenue, Series 2002,
              (MBIA Insured),
              5.375% 07/01/15...........................  Aaa       AAA      1,122
  1,000     Florida, Capital Trust Agency, Multi-Family
              Housing Revenue, (Shadow Run Project)
              Series 2000A, (FNMA COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30...........................  Aaa       AAA      1,080
  1,945     Florida, Housing Finance Agency, Revenue,
              (Homeowner Mortgage Project) Series
              1997-2, AMT, (MBIA Insured),
              5.750% 07/01/14...........................  Aaa       AAA      2,051
  1,240     Florida, Housing Finance Agency, Revenue,
              (Homeowner Mortgage Project) Series
              1998-1, (MBIA Insured),
              4.950% 01/01/11...........................  Aaa       AAA      1,307
  1,485     Florida, Municipal Loan Council Revenue,
              (North Miami Beach Water Project), Series
              2002B, (MBIA Insured),
              5.375% 08/01/16...........................  Aaa       AAA      1,664
  3,000     Gainesville, Florida, Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11...........................  Aa2       AA       3,610
  3,720     Jacksonville, Florida, GTD, Entitlement
              Revenue Refunding and
              Improvement, Series 2002,
              (FGIC Insured),
              5.375% 10/01/19...........................  Aaa       AAA      4,097
  2,000     Jacksonville, Florida, Sales Tax Revenue,
              (River City Renaissance Project) Series
              1995, (FGIC Insured), Prerefunded
              10/01/05 @ 101,
              5.650% 10/01/14...........................  Aaa       AAA      2,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS        VALUE
  (000)                                                    (UNAUDITED)      (000)
-----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Jea, Florida, St. John's River Power Parkway
              Systems Revenue Refunding, Series 2002,
              5.250% 10/01/13...........................  Aa2       AA     $ 2,223
  2,430     Leon County, Florida, Capital Improvement
              Revenue, Series 1997, (AMBAC Insured),
              5.250% 10/01/17...........................  Aaa       AAA      2,639
  2,370     Miami Beach, Florida, Water and Sewer
              Revenue, Series 1995, (FSA Insured),
              5.375% 09/01/15...........................  Aaa       AAA      2,487
  3,500     Miami-Dade County, Florida, Aviation
              Revenue, Series 1998C, AMT, (MBIA
              Insured),
              5.250% 10/01/15...........................  Aaa       AAA      3,718
  1,465     Miami-Dade County, Florida, Educational
              Facilities Authority, (Miami University)
              Series 2004A,
              5.000% 04/01/14...........................  Aaa       AAA      1,625
  2,000     North Broward, Florida, Hospital District
              Revenue Refunding, Series 1997, (MBIA
              Insured),
              5.250% 01/15/17...........................  Aaa       AAA      2,129
  3,260     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Escrowed to Maturity,
              6.250% 10/01/16...........................  Aaa       AAA      4,053
  1,260     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Unrefunded Balance,
              6.250% 10/01/16...........................  Aaa       AAA      1,548
  2,950     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities Revenue,
              Series 1999A, AMT, (FGIC Insured),
              5.250% 10/01/10...........................  Aaa       AAA      3,206
  1,800     Orlando, Florida, Utilities Commission,
              Water and Electric Utilities Revenue
              Refunding, Series 1989D,
              6.750% 10/01/17...........................  Aa1       AA       2,272

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS        VALUE
  (000)                                                    (UNAUDITED)      (000)
-----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $5,000     Palm Beach County, Florida, Solid Waste
              Authority, Revenue, Unrefunded Balance,
              Series 1997A, (AMBAC Insured), Mandatory
              Put 07/01/10 @ 100,
              6.000% 10/01/10...........................  Aaa       AAA    $ 5,734
  2,000     Pensacola, Florida, Airport Revenue, Series
              1997B, AMT, (MBIA Insured),
              5.625% 10/01/14...........................  Aaa       AAA      2,194
  2,115     Port St. Lucie, Florida, Utilities Revenue,
              Series 2003, (MBIA Insured),
              5.000% 09/01/19...........................  Aaa       AAA      2,271
  1,000     Sarasota County, Florida, Utility Systems
              Revenue Refunding, Series 2002C, (FGIC
              Insured),
              5.250% 10/01/16...........................  Aaa       AAA      1,105
  1,030     Sebring, Florida, Water and Wastewater
              Revenue Refunding, Series 2002, (FGIC
              Insured),
              5.250% 01/01/14...........................  Aaa       AAA      1,151
  1,000     South Broward, Florida, Hospital District
              Revenue, Series 2002,
              5.600% 05/01/27...........................  Aa3       A+       1,054
  2,500     Sunrise Lakes, Florida, Phase 4 Recreational
              District, GO, Series 1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24...........................  Baa2      BBB-     2,652
  1,000     Tallahassee, Florida, Blue Print 2000 Intern
              Government Revenue, Series 2003, (FSA
              Insured),
              5.000% 10/01/13...........................  Aaa       AAA      1,105
  1,330     Tallahassee, Florida, Conservative Utility
              System Revenue Refunding, Series 2001,
              (FGIC Insured),
              5.500% 10/01/14...........................  Aaa       AAA      1,541

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS        VALUE
  (000)                                                    (UNAUDITED)      (000)
-----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  500     Tampa, Florida, Sports Authority, Local
              Optional Sales Tax Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12...........................  Aaa       AAA    $   536
  2,000     Tampa, Florida, Sports Authority, Local
              Optional Sales Tax Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17...........................  Aaa       AAA      2,135
  2,500     Tampa, Florida, Sports Authority, Sales Tax
              Revenue, (Tampa Bay Arena Project) Series
              1995,
              (MBIA Insured),
              5.750% 10/01/15...........................  Aaa       AAA      2,911
  2,380     Volusia County, Florida, Educational
              Facilities Authority, Educational
              Facilities Revenue, (Embry-Riddle
              Aeronautical University Project) Series
              1999A,
              5.750% 10/15/29...........................  Baa3      BBB-     2,384
                                                                           -------
                                                                            88,006
                                                                           -------
            LOUISIANA -- 1.1%
  1,000     Calcasieu Parish, Louisiana, Industrial
              Development Board, PCR Refunding,
              (Occidental Petroleum Project) Series
              2001,
              4.800% 12/01/06...........................  Baa1      BBB+     1,044
                                                                           -------
            PUERTO RICO -- 5.4%
  4,190     Puerto Rico, Commonwealth GO, Series 1997,
              (MBIA Insured),
              6.500% 07/01/15...........................  Aaa       AAA      5,252
                                                                           -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $86,325)............................................    94,302
                                                                           -------

 SHARES                                                                     VALUE
  (000)                                                                     (000)
-----------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 1.0%
              (Cost $948)
    948     Nations Tax-Exempt Reserves, Capital Class#.................   $   948
                                                                           -------
            TOTAL INVESTMENTS
              (Cost $87,273*).................................      98.5%   95,250
                                                                           -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       1.5%    1,467
                                                                           -------
            NET ASSETS........................................     100.0%  $96,717
                                                                           =======

---------------

 *Federal income tax information (see Note 8).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              38.91%
FGIC                                              18.43%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Transportation Revenue                            13.54%
Prerefunded                                       12.30%
Special Tax Revenue                               11.32%
Water Revenue                                     10.73%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            GEORGIA -- 89.2%
 $1,150     Athens, Georgia, University of Georgia
              Student Housing Authority, Revenue
              Refunding, Series 2002, (AMBAC Insured),
              5.250% 12/01/19...........................  Aaa       AAA        $  1,265
  5,000     Atlanta, Georgia, Airport Facilities Revenue
              Refunding, Series 2000A, (FGIC Insured),
              Prerefunded 01/01/10 @ 101,
              5.600% 01/01/30 (a).......................  Aaa       AAA           5,705
  2,000     Atlanta, Georgia, Urban Residential Finance
              Authority, Multi-Family Revenue Refunding,
              (Housing City Plaza Project) Series 1998,
              AMT, (FNMA COLL), Mandatory Put 12/01/08 @
              100,
              4.550% 12/01/28...........................  Aaa       AAA           2,099
  1,060     Atlanta, Georgia, Water and Wastewater,
              Revenue, Unrefunded Balance, Series 1999A,
              (FGIC Insured), Prerefunded 05/01/09 @
              101,
              5.000% 11/01/38...........................  Aaa       AAA           1,178
  1,055     Bulloch County, Georgia, Development
              Authority, Student Housing Lease Revenue,
              (Georgia Southern University Project)
              Series 2002,
              3.750% 08/01/10...........................  Aaa       AAA           1,098
  1,090     Bulloch County, Georgia, Development
              Authority, Student Housing Lease Revenue,
              (Georgia Southern University Project)
              Series 2002,
              4.000% 08/01/11...........................  Aaa       AAA           1,143
  2,000     Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997, AMT,
              5.625% 05/01/09...........................  A1        A+            2,205

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997, AMT,
              6.125% 05/01/27...........................  A1        A+         $  1,041
  1,000     Chatham County, Georgia, Hospital Authority
              Revenue, (Memorial Health University)
              Series 2004A,
              5.375% 01/01/26...........................  A3        A-            1,019
  3,000     Chatham County, Georgia, Hospital Medical
              Authority, Revenue, (Memorial Health
              Medical Center Project) Series 2001A,
              6.125% 01/01/24...........................  A3        A-            3,243
  1,500     Cherokee County, Georgia, School System, GO,
              (State Aid Withholding),
              5.000% 02/01/13...........................  Aa2       AA            1,667
  1,000     Cherokee County, Georgia, School System, GO,
              Series 1993, (AMBAC Insured),
              5.875% 02/01/09...........................  Aaa       AAA           1,088
  1,000     Cherokee County, Georgia, School System, GO,
              Series 2001, (State Aid Withholding),
              5.250% 08/01/15...........................  Aa2       AA            1,101
  1,000     Cherokee County, Georgia, School System, GO,
              Series 2001, (State Aid Withholding),
              5.250% 08/01/17...........................  Aa2       AA            1,094
    430     Cherokee County, Georgia, Water and Sewer
              Authority, Revenue Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09...........................  Aaa       AAA             465
  3,190     Clayton County, Georgia, Hospital Authority,
              Revenue Anticipation Certificates,
              (Southern Regional Medical Center Project)
              Series 1998A, (MBIA Insured),
              5.250% 08/01/09...........................  Aaa       AAA           3,532

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,860     Clayton County, Georgia, Housing Authority,
              Multi-Family Housing Revenue Refunding,
              (Tara Court II Apartments Project) Series
              2001, (FNMA Liquidity Facility), Mandatory
              Put 12/01/11 @ 100,
              4.350% 12/01/31...........................  Aaa       AAA        $  4,066
  2,000     Clayton County, Georgia, Water and Sewer
              Authority, Revenue, Series 2000,
              6.250% 05/01/17...........................  Aa3       AA            2,328
  1,000     Clayton County, Georgia, Water and Sewer
              Authority, Revenue, Series 2000,
              5.600% 05/01/18...........................  Aa3       AA            1,125
  5,195     Cobb County and Marietta, Georgia, Water
              Authority, Revenue, Series 2002,
              5.125% 11/01/20...........................  Aaa       AAA           5,669
  2,220     Columbus County, Georgia, Water and Sewer
              Revenue Refunding, Series 2003, (FSA
              Insured),
              5.250% 05/01/13...........................  Aaa       AAA           2,515
  1,300     DeKalb County, Georgia, Development
              Authority, Revenue, (Emory University
              Project) Series 1994A, (GO of University),
              6.000% 10/01/14...........................  Aa2       AA            1,330
  3,700     DeKalb County, Georgia, Development
              Authority, Revenue, (Emory University
              Project) Series 1994A, Prerefunded
              10/01/04 @ 102,
              6.000% 10/01/14...........................  Aa2       AA            3,774
  1,000     Downtown Savannah Authority, Georgia,
              Revenue Refunding, (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11...........................  A1        AA            1,008
  2,490     East Point, Georgia, Building Authority,
              Revenue, Series 2000, (FSA Insured),
              5.023%& 02/01/18..........................  Aaa       AAA           1,285
  2,000     Forsyth County, Georgia, School District,
              GO, Series 1999,
              6.000% 02/01/15...........................  Aa2       AA-           2,340

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, Health Systems
              Revenue, (Catholic Health East Project)
              Series 1998A, (MBIA Insured),
              4.600% 11/15/09...........................  Aaa       AAA        $  2,157
  5,000     Fulton County, Georgia, Building Authority,
              Revenue, (Judicial Center Facilities
              Project) Series 2002B,
              4.000% 01/01/08...........................  Aaa       AAA           5,258
    500     Fulton County, Georgia, Development
              Authority, Revenue, (Clark Atlanta
              University Project) Series 1995, (CONNIE
              LEE Insured),
              5.125% 01/01/10...........................  Aaa       AAA             529
  1,735     Fulton County, Georgia, Development
              Authority, Revenue, (Georgia Tech
              Foundation Facilities Project) Series
              1997A,
              5.000% 09/01/17...........................  Aa1       AA+           1,847
  2,900     Fulton County, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Concorde
              Place Apartments Project) Series 1996A,
              AMT, Prerefunded 07/01/08 @ 100,
              6.375% 01/01/27...........................  Aaa       AAA           3,286
  1,000     Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Northeast Georgia Health
              System Incorporated Project) Series 2001,
              5.000% 05/15/15...........................  A3        A-            1,034
  1,500     Georgia State, GO Refunding, Series 1992A,
              6.250% 03/01/06...........................  Aaa       AAA           1,593
  2,750     Georgia State, GO, Series 1993C,
              6.500% 07/01/05...........................  Aaa       AAA           2,848
  3,000     Georgia State, GO, Series 1999D,
              5.800% 11/01/13...........................  Aaa       AAA           3,494
  1,000     Georgia State, GO, Series 2002B,
              5.000% 05/01/20...........................  Aaa       AAA           1,074

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  435     Georgia State, Housing and Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1998B-3,
              4.400% 06/01/17...........................  Aa2       AAA        $    436
    780     Georgia State, Housing and Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1999B-2, AMT,
              6.100% 06/01/31...........................  Aa2       AAA             813
  1,000     Georgia State, Municipal Electric Authority,
              Revenue, Series 1998A,
              5.250% 01/01/13...........................  Aaa       AAA           1,128
  1,000     Georgia State, Tollway Authority, Revenue
              Refunding, (Georgia 400 Project) Series
              1998,
              5.000% 07/01/07...........................  Aaa       AAA           1,079
  2,380     Georgia, George L. Smith II World Congress
              Center Authority, Revenue Refunding,
              (Domed Stadium Project) Series 2000, AMT,
              (MBIA Insured),
              6.000% 07/01/05...........................  Aaa       AAA           2,455
  1,250     Georgia, Municipal Association Inc.,
              Certificate of Participation, (City Court
              Atlanta Project), Series 2002, (AMBAC
              Insured),
              5.250% 12/01/26...........................  Aaa       AAA           1,320
  2,585     Griffin, Georgia, Combined Public Utility
              Improvement Revenue Refunding, Series
              2002,
              5.125% 01/01/19...........................  Aaa       AAA           2,825
  2,000     Gwinnett County, Georgia, GO, Series 2002,
              4.000% 01/01/11...........................  Aaa       AAA           2,111
  1,785     Gwinnett County, Georgia, School District,
              GO Refunding, Series 2002,
              5.000% 02/01/08...........................  Aaa       AA+           1,940
  1,000     Hall County, Georgia, School District, GO
              Refunding, Series 1992B,
              6.300% 12/01/05...........................  A1        A+            1,052
  1,550     Henry County, Georgia, Hospital Authority,
              Revenue, (Henry Medical Center Project)
              Series 1997, (AMBAC Insured), Prerefunded
              07/01/07 @ 102,
              5.250% 07/01/09...........................  Aaa       AAA           1,709

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,000     Henry County, Georgia, Hospital Authority,
              Revenue, (Henry Medical Center Project)
              Series 1997, (AMBAC Insured),
              6.000% 07/01/29...........................  Aaa       AAA        $  3,368
  2,000     Houston County, Georgia, School District,
              GO, Series 2002, (State Aid Withholding),
              4.000% 09/01/06...........................  Aa2       AA            2,079
    500     Lawrenceville, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Knollwood
              Park, LP Project) Series 1997, AMT, (FNMA
              COLL), Mandatory Put 06/01/15 @ 100,
              6.250% 12/01/29...........................  Aaa       AAA             551
  1,000     Macon-Bibb County, Georgia, Industrial
              Authority, Industrial Revenue,
              (Weyerhaeuser Company Project) Series
              1982,
              9.000% 10/01/07...........................  Baa2      BBB           1,196
  1,000     Meriwether County, Georgia, School District,
              GO, Series 1996, (State Aid Withholding,
              FSA Insured),
              5.500% 02/01/16...........................  Aaa       AAA           1,087
  2,000     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue Refunding,
              Series 1992, (MBIA Insured),
              6.250% 07/01/18...........................  Aaa       AAA           2,426
    540     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1983D,
              7.000% 07/01/11...........................  Aaa       AAA             664
  2,500     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13...........................  Aaa       AAA           2,742
  3,000     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15...........................  Aaa       AAA           3,228

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $5,000     Monroe County, Georgia, Development
              Authority, PCR, (Georgia Power Company
              Plant Scherer Project) Series 2001, (AMBAC
              Insured), Mandatory Put 12/01/08 @ 100,
              4.200% 01/01/12...........................  Aaa       AAA        $  5,278
  1,000     Monroe County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation Project) Series 1992A,
              6.800% 01/01/12...........................  A3        A             1,196
    500     Peach County, Georgia, School District, GO,
              Series 1994, (State Aid Withholding, MBIA
              Insured),
              6.500% 02/01/08...........................  Aaa       AAA             566
  1,000     Richmond County, Georgia, Board of
              Education, GO Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06...........................  Aaa       AAA           1,022
  3,000     Richmond County, Georgia, Development
              Authority, Environmental Improvement
              Revenue, (International Paper Company
              Project) Series 2001A,
              5.150% 03/01/15...........................  Baa2      BBB           3,194
  3,000     Roswell, Georgia, GO, Series 1995,
              Prerefunded 02/01/05 @ 102,
              5.600% 02/01/10...........................  Aaa       AAA           3,100
  2,000     Roswell, Georgia, GO, Series 2000,
              5.500% 02/01/12...........................  Aaa       AAA           2,240
  1,225     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998A, (FSA
              Insured),
              5.250% 07/01/11...........................  Aaa       AAA           1,329
  1,310     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998A, (FSA
              Insured),
              5.250% 07/01/12...........................  Aaa       AAA           1,436

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998B, (FSA
              Insured),
              5.250% 07/01/10...........................  Aaa       AAA        $  1,093
  1,000     Smyrna, Georgia, Downtown Development
              Authority, Revenue Refunding, Series 2002,
              (AMBAC Insured),
              5.250% 02/01/16...........................  Aaa       AAA           1,134
  2,225     Tift County, Georgia, Hospital Authority,
              Revenue, Series 2002,
              5.250% 12/01/18...........................  Aaa       AAA           2,422
                                                                               --------
                                                                                135,722
                                                                               --------
            ALABAMA -- 1.7%
  2,320     Birmingham, Alabama, GO Refunding, Series
              2003A, (AMBAC Insured),
              5.250% 06/01/18...........................  Aaa       AAA           2,571
                                                                               --------
            ALASKA -- 1.0%
  1,315     Alaska, Municipal Bond Bank Authority,
              Revenue, Series 2003, (MBIA Insured),
              5.250% 12/01/17...........................  Aaa       AAA           1,451
                                                                               --------
            LOUISIANA -- 1.4%
  2,000     Calcasieu Parish, Louisiana, Industrial
              Development Board, PCR Refunding,
              (Occidental Petroleum Project) Series
              2001,
              4.800% 12/01/06...........................  Baa1      BBB+          2,088
                                                                               --------
            MICHIGAN -- 2.7%
  3,650     Detroit, Michigan, GO Refunding, Series
              2001B, (MBIA Insured),
              5.375% 04/01/14...........................  Aaa       AAA           4,088
                                                                               --------
            SOUTH CAROLINA -- 0.9%
  1,500     South Carolina, Tobacco Settlement
              Management Revenue, Series 2001B,
              6.375% 05/15/28...........................  Baa2      BBB           1,392
                                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            TEXAS -- 1.4%
 $2,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-       $  2,184
                                                                               --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $140,902)...............................................    149,496
                                                                               --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.8%
              (Cost $1,261)
  1,261     Nations Tax-Exempt Reserves, Capital Class#.................      1,261
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $142,163*)................................      99.1%   150,757
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.9%     1,345
                                                                           --------
            NET ASSETS........................................     100.0%  $152,102
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              13.58%
AMBAC                                             11.66%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Prerefunded                                       13.67%
Hospital Revenue                                  12.08%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.1%
            KANSAS -- 84.2%
 $1,500     Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998C, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A3        BBB        $ 1,577
  1,380     Butler & Sedgwick Counties, Andover, Kansas, Unified
              School District Number 385, GO Refunding, Series
              2000, (FSA Insured),
              6.000% 09/01/13...................................  Aaa       AAA          1,640
  1,600     Dodge, Kansas, Unified School District Number 443,
              GO Refunding, Series 2002, (FGIC Insured),
              5.000% 03/01/13...................................  Aaa       AAA          1,778
  1,025     Douglas County, Kansas, Revenue Refunding, Sales
              Tax, Series 2004A, (AMBAC Insured),
              5.000% 02/01/13...................................  Aaa       AAA          1,139
  1,045     Douglas County, Kansas, GO, Series 1999,
              4.550% 08/01/05...................................  Aa3       AA-          1,070
    100     Johnson County, Kansas, Park and Recreation District
              Certificates of Partnership, Series 2003A, (MBIA
              Insured),
              4.000% 09/01/15...................................  Aaa       AAA            101
     50     Johnson County, Kansas, Unified School District
              Number 21, GO, Refunding, Series 2001A, (FSA
              Insured),
              5.500% 10/01/15...................................  Aaa       AAA             58
    150     Johnson County, Kansas, Unified School District
              Number 232, (School Building), GO, (MBIA Insured),
              5.000% 09/01/15...................................  Aaa       A3             166
  1,000     Johnson County, Kansas, Water District Number 001,
              Water Revenue, Series 2001,
              5.000% 12/01/12...................................  Aaa       AAA          1,107

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  595     Junction City, Kansas, Water and Sewer Revenue,
              Series 1996A, (MBIA Insured), Prerefunded 09/01/05
              @ 101,
              4.900% 09/01/07...................................  Aaa       AAA        $   619
  1,000     Kansas State, Department of Transportation Highway
              Revenue Refunding, Series 1998, (AMBAC-TCRS-BNY
              Insured),
              5.500% 09/01/10...................................  Aaa       AAA          1,135
    735     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.800% 11/15/04...................................  Aaa       AAA            738
    670     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.900% 11/15/05...................................  Aaa       AAA            694
    510     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              5.000% 11/15/06...................................  Aaa       AAA            542
    620     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Luke's/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA            641
    675     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Luke's/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA            715
    605     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Luke's/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA            625

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  630     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Luke's/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA        $   665
    740     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F, (MBIA
              Insured),
              5.600% 11/15/07...................................  Aaa       AAA            790
    500     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F,
              (MBIA Insured),
              5.750% 11/15/09...................................  Aaa       AAA            535
    890     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.700% 11/15/08...................................  Aaa       AAA            959
    730     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.750% 11/15/09...................................  Aaa       AAA            788
  1,000     Kansas State, Development Financing Authority,
              Revenue, (Board of Regents Rehabilitation Project)
              Series 1997G-2,
              5.000% 10/01/10...................................  Aaa       AAA          1,083
  2,000     Kansas State, Development Financing Authority,
              Revenue, (Board of Regents Scientific Research)
              Series 2003, (AMBAC Insured),
              5.000% 10/01/19...................................  Aaa       AAA          2,153
  1,020     Kansas State, Development Financing Authority,
              Revenue, (Kansas State Projects) Series 2001,
              (AMBAC Insured),
              5.500% 03/01/16...................................  Aaa       AAA          1,140

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $2,000     Kansas State, Development Financing Authority,
              Revenue, (Regents-Wichita University Project)
              Series 2000B, (AMBAC Insured),
              5.900% 04/01/15...................................  Aaa       AAA        $ 2,277
    955     Kansas State, Development Financing Authority,
              Revenue, (Sisters of Charity Leavenworth Project)
              Series 1998,
              5.000% 12/01/14...................................  Aaa       AAA          1,035
  1,000     Kansas State, Development Financing Authority,
              Revenue, Series 2002,
              5.500% 11/01/13...................................  Aa1       AA+          1,142
  1,000     Kansas State, Development Financing Authority,
              Revenue, Series 2002,
              5.500% 11/01/15...................................  Aa1       AA+          1,144
  1,855     Kansas State, Turnpike Authority, Revenue, Series
              2002, (FSA Insured),
              5.250% 09/01/15...................................  Aaa       AAA          2,120
  1,230     Kansas State, Turnpike Authority, Revenue, Series
              2002, (FSA Insured),
              5.250% 09/01/16...................................  Aaa       AAA          1,409
  1,265     Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12...................................  Aaa       AAA          1,390
  1,525     Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13...................................  Aaa       AAA          1,679
  1,000     Lenexa, Kansas, GO Refunding, Series 2003A,
              5.000% 09/01/11...................................  Aa2       AA           1,114
  1,000     Lenexa, Kansas, Public Improvement, Revenue
              Refunding, Series 2003A,
              5.000% 09/01/12...................................  Aa2       AA           1,113
  1,005     Manhattan, Kansas, Hospital Revenue, (Mercy Health
              Care Center) Series 2001, (FSA Insured),
              5.250% 08/15/10...................................  Aaa       AAA          1,116

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,065     Montgomery County, Kansas, Unified School District
              Number 445, GO, Series 2002, (FGIC Insured),
              6.250% 04/01/12...................................  Aaa       AAA        $ 1,268
    860     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/08...................................  Aaa       AAA            969
    925     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/09...................................  Aaa       AAA          1,057
    995     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/10...................................  Aaa       AAA          1,150
  1,010     Saline County, Kansas, Unified School District
              Number 305, GO Refunding, Series 1999, (FSA
              Insured), Prerefunded 09/01/08 @ 100,
              5.250% 09/01/13...................................  Aaa       AAA          1,107
    980     Sedgwick & Shawnee Counties, Kansas, Single Family
              Revenue, (Mortgage Backed Securities Program)
              Series 2003A, (GNMA/ FNMA Insured),
              6.050% 06/01/27...................................  Aaa       AAA          1,082
    985     Sedgwick & Shawnee Counties, Kansas, Single Family
              Revenue, AMT, Mortgage Backed Securities Program)
              Series 2003A-1, (GNMA/ FNMA Insured),
              6.300% 06/01/27...................................  Aaa       AAA          1,082
    500     Sedgwick County, Kansas, Unified School District
              Number 262, GO, Series 2003, (FSA Insured),
              5.000% 11/01/09...................................  Aaa       AAA            552

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  495     Sedgwick County, Kansas, Unified School District
              Number 264, GO, Series 2003, (FGIC Insured),
              5.125% 09/01/09...................................  Aaa       AAA        $   549
    550     Sedgwick County, Kansas, Unified School District
              Number 264, GO, Series 2003, (FGIC Insured),
              5.125% 09/01/10...................................  Aaa       AAA            613
  1,000     Sedgwick County, Kansas, Unified School District
              Number 265, GO, Series 1994, (FSA Insured),
              Prerefunded 10/01/04 @ 100,
              5.400% 10/01/05...................................  Aaa       AAA          1,000
  1,250     Sedgwick County, Kansas, Unified School District
              Number 265, GO, Series 1994, (FSA Insured),
              Prerefunded 10/01/04 @ 100,
              5.500% 10/01/06...................................  Aaa       AAA          1,250
  1,000     Sedgwick County, Kansas, Unified School District
              Number 267, GO, Series 1999, (AMBAC Insured),
              5.250% 11/01/11...................................  Aaa       AAA          1,129
  1,320     Shawnee County, Kansas, GO Refunding & Improvement,
              Series 1998A,
              5.125% 09/01/10...................................  A1        A+           1,463
  1,660     Shawnee County, Kansas, GO Refunding & Improvement,
              Series 2002, (FSA Insured),
              5.250% 09/01/17...................................  Aaa       AAA          1,845
    500     Shawnee County, Kansas, Health Care Facilities
              Revenue Refunding, (Menninger Foundation Project)
              Series 1995, (FSA Insured), Prerefunded 08/15/05 @
              100,
              5.100% 08/15/09...................................  Aaa       AAA            515
  1,000     Shawnee County, Kansas, Unified School District
              Number 501, GO, Series 2002,
              5.000% 02/01/14...................................  Aa3       AA-          1,094

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  900     Topeka, Kansas, Washburn University Building
              Revenue, (Living Learning Center Project) Series
              2004, (AMBAC Insured),
              5.000% 07/01/18...................................  Aaa       AAA        $   974
  1,260     Wichita, Kansas, GO, Series 2003-772, (FGIC
              Insured),
              4.250% 09/01/16...................................  Aaa       AAA          1,296
  1,890     Wyandotte County, Kansas, School District Number
              500, GO, Series 2002, (FSA Insured),
              5.000% 09/01/20...................................  Aaa       AAA          2,003
                                                                                       -------
                                                                                        59,995
                                                                                       -------
            ALASKA -- 2.4%
  2,000     North Slope Borough, Alaska, Capital Appreciation
              GO, Series 2000B, (MBIA Insured),
              3.118%& 06/30/09..................................  Aaa       AAA          1,727
                                                                                       -------
            MINNESOTA -- 1.5%
  1,000     Minneapolis & St. Paul, Minnesota, Metropolitan
              Airport Commission, GO Refunding, Series 1998-13,
              5.000% 01/01/10...................................  Aaa       AAA          1,081
                                                                                       -------
            NORTH CAROLINA -- 2.2%
  1,575     North Carolina, Medical Care Commission Revenue,
              (Healthcare Housing Project) Series 2004A,
              5.500% 10/01/24...................................  Baa1      BBB          1,570
                                                                                       -------
            OHIO -- 0.7%
    500     Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  Ba1       BB+            498
                                                                                       -------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 3.5%
 $2,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB-       $ 2,516
                                                                                       -------
            WASHINGTON -- 1.6%
  1,000     Northwest Washington, Energy Northwest Electric
              Revenue Refunding, (Columbia Generating) Series
              2002A, (MBIA Insured),
              5.750% 07/01/18...................................  Aaa       AAA          1,144
                                                                                       -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $65,564)........................................................    68,531
                                                                                       -------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 5.9%
              (Cost $4,216)
  4,216     Nations Tax-Exempt Reserves,
              Capital Class#............................................     4,216
                                                                           -------
            TOTAL INVESTMENTS
              (Cost $69,780*).................................     102.0%   72,747
                                                                           -------
            TOTAL OTHER ASSETS AND
              LIABILITIES.....................................      (2.0)%  (1,404)
                                                                           -------
            NET ASSETS........................................     100.0%  $71,343
                                                                           =======

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

FSA                                                24.08%
AMBAC                                              18.24%
MBIA                                               16.05%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Hospital Revenue                                    15.64%
Prerefunded                                         12.37%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.6%
            MARYLAND -- 81.6%
 $4,045     Anne Arundel County, Maryland, GO, Series
              2003,
              5.000% 03/01/13...........................  Aa1       AA+    $  4,522
    500     Anne Arundel County, Maryland, Consolidated
              General Improvement GO Refunding, Series
              1995,
              5.300% 04/01/10...........................  Aa1       AA+         514
  2,855     Anne Arundel County, Maryland, GO, Series
              1995,
              5.200% 04/01/08...........................  Aa1       AA+       2,932
  1,375     Baltimore, Maryland, Board of School
              Commissioners School System Revenue,
              Series 2003A,
              5.000% 05/01/12...........................  Aa1       AA+       1,537
  2,075     Baltimore, Maryland, Consolidated Public
              Improvement GO, Series 1991C, (FGIC
              Insured),
              6.375% 10/15/07...........................  Aaa       AAA       2,330
  1,740     Baltimore, Maryland, Consolidated Public
              Improvement GO, Series 1997A, (FGIC
              Insured), Prefunded 10/15/07 @ 102,
              5.300% 10/15/16...........................  Aaa       AAA       1,935
  1,000     Baltimore, Maryland, Consolidated Public
              Improvement GO, Series 1998B, (FGIC
              Insured),
              6.500% 10/15/08...........................  Aaa       AAA       1,109
  1,000     Baltimore, Maryland, Convention Center
              Revenue Refunding, Series 1998, (MBIA
              Insured),
              5.000% 09/01/06...........................  Aaa       AAA       1,058
  1,725     Baltimore, Maryland, Exchanged Revenue,
              Series 1996A, (FGIC Insured),
              5.900% 07/01/10...........................  Aaa       AAA       1,990
  1,000     Baltimore, Maryland, GO, Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07...........................  Aaa       AAA       1,141

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  800     Calvert County, Maryland, PCR Refunding,
              (Baltimore Gas and Electric Company
              Project) Series 1993,
              5.550% 07/15/14...........................  A2        BBB    $    817
    250     Cumberland, Maryland, GO Refunding, Series
              1994A, (FGIC Insured),
              5.250% 05/01/21...........................  Aaa       AAA         256
  1,000     Harford County, Maryland, GO, Series 1997,
              5.500% 12/01/07...........................  Aa1       AA+       1,103
     20     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 1993A, Prerefunded
              08/15/05 @ 100,
              5.250% 08/15/06...........................  Aaa       AAA          21
  1,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A,
              5.250% 02/15/17...........................  Aaa       AAA       2,101
  1,220     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A, Prerefunded
              02/15/08 @ 101,
              5.250% 02/15/16...........................  Aaa       AAA       1,349
    210     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A, Prerefunded
              2/15/08 @ 101,
              5.250% 02/15/18...........................  Aaa       AAA         232
  3,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2002A,
              5.000% 08/15/09...........................  Aaa       AAA       4,314
    280     Howard County, Maryland, Consolidated Public
              Improvement GO, Unrefunded Balance, Series
              2000A,
              5.250% 02/15/16...........................  Aaa       AAA         310
  1,790     Howard County, Maryland, Consolidated Public
              Improvement GO, Unrefunded Balance, Series
              2000A,
              5.250% 02/15/18...........................  Aaa       AAA       1,979

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,800     Howard County, Maryland, Consumer Public
              Improvement, Prerefunded GO, Series 2002A,
              5.250% 08/15/15...........................  Aaa       AAA    $  2,031
    795     Howard County, Maryland, Consumer Public
              Improvement, Unrefunded Balance GO, Series
              2002A,
              5.250% 08/15/15...........................  Aaa       AAA         891
  1,530     Laurel, Maryland, Public Improvement GO
              Refunding, 1996A, (FGIC Insured),
              5.000% 10/01/11...........................  Aaa       AAA       1,631
  1,125     Maryland State, Certificates of
              Participation Revenue, (Aviation
              Administration Facilities Project) Series
              1999, AMT,
              4.750% 05/01/07...........................  Aa3       AA+       1,193
    500     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue,
              (Residential Project) Series 1998B, AMT,
              4.950% 09/01/11...........................  Aa2       AA          525
    640     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue,
              (Residential Project) Series 2000A,
              5.500% 09/01/12...........................  Aa2       AA          654
  1,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue,
              (Single-Family Program) Series 1997-1,
              (FHA COLL),
              4.950% 04/01/07...........................  Aa2       AA        1,060

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue,
              (Single-Family Program) Series 1998-3,
              AMT,
              4.500% 04/01/08...........................  Aa2       AA     $  4,204
  1,685     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue,
              (Single-Family Program) Series 1998-3,
              AMT,
              4.700% 04/01/10...........................  Aa2       AA        1,783
  2,410     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, Series
              1999D, AMT,
              5.375% 09/01/24...........................  Aa2       AA        2,489
  1,265     Maryland State, Department of
              Transportation, Revenue, Series 2002,
              5.500% 02/01/11...........................  Aa2       AA        1,443
  6,115     Maryland State, Department of
              Transportation, Revenue, Series 2002,
              5.500% 02/01/14...........................  Aa2       AA        7,066
    495     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              (Collegiate Housing Project) Series 1999A,
              5.300% 06/01/08...........................  Baa2      BBB         512
    575     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              (Collegiate Housing Project) Series 1999A,
              5.600% 06/01/11...........................  Baa2      BBB         589

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,850     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              (Salisbury Collegiate Housing Project)
              Series 1999A,
              6.000% 06/01/30...........................  Baa3      BBB-   $  1,902
    675     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              Series 1999A,
              5.600% 06/01/10...........................  Baa3      BBB-        701
  1,000     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              Series 1999A,
              5.700% 06/01/12...........................  Baa3      BBB-      1,014
    815     Maryland State, Economic Development
              Corporation, Student Housing Revenue,
              Series 1999A,
              6.000% 06/01/19...........................  Baa3      BBB-        846
  1,000     Maryland State, GO, Series 1998,
              5.000% 07/15/11...........................  Aaa       AAA       1,094
    510     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (College of
              Notre Dame Project) Series 1998, (MBIA
              Insured),
              4.600% 10/01/14...........................  Aaa       AAA         554
    925     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard
              County General Hospital Project) Series
              1993,
              5.500% 07/01/13...........................  Aaa       AAA         956
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard
              County General Hospital Project) Series
              1993,
              5.500% 07/01/21...........................  Aaa       AAA       1,034
  2,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns
              Hopkins Hospital Redevelopment Project)
              Series 1979,
              5.750% 07/01/09...........................  Aaa       AAA       2,275

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns
              Hopkins Medical Project) Series 1998,
              5.000% 07/01/29...........................  Aaa       AAA    $  1,016
  5,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns
              Hopkins University Project) Series 1999,
              Prerefunded 07/01/09 @ 101,
              6.000% 07/01/39...........................  Aa2       AA        5,782
  1,100     Maryland State, Industrial Development
              Financing Authority, Revenue Refunding,
              (American Center for Physics Facilities
              Project) Series 2001, (GTY AGMT),
              3.650% 12/15/05...........................  Aa3       AA-       1,125
  1,000     Maryland State, Industrial Development
              Financing Authority, Revenue Refunding,
              (American Center for Physics Project)
              Series 2001, (GTY AGMT),
              5.250% 12/15/15...........................  Aa3       AA-       1,115
    500     Maryland State, Stadium Authority, Lease
              Revenue, (Ocean City Convention Center
              Project) Series 1995,
              5.375% 12/15/13...........................  Aa2       AA+         526
  1,550     Maryland State, State and Local Facilities
              Loan GO, Series 1996-2,
              5.250% 06/15/11...........................  Aaa       AAA       1,665
  5,500     Maryland State, State and Local Facilities
              Loan GO, Series 2000,
              5.500% 08/01/09...........................  Aaa       AAA       6,208
  2,970     Maryland State, State and Local Facilities
              Loan GO, Series 2000,
              5.750% 08/01/11...........................  Aaa       AAA       3,419
  2,245     Maryland State, State and Local Facilities
              Loan GO, Series 2002,
              5.500% 03/01/13...........................  Aaa       AAA       2,597

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,000     Maryland State, Transportation Authority,
              (Baltimore/Washington International
              Airport Project) Series 2002A, (AMBAC
              Insured),
              4.500% 03/01/15...........................  Aaa       AAA    $  3,165
    710     Maryland State, Transportation Authority,
              Transportation Revenue, (Transportation
              Facilities Project) Series 1978,
              6.800% 07/01/16...........................  Aaa       AAA         844
  4,000     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.700% 07/01/05...........................  A1        A+        4,122
  2,800     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.800% 07/01/06...........................  A1        A+        2,991
  1,000     Maryland, Washington Suburban Sanitation
              District Authority, General Construction
              GO, Series 2000,
              5.250% 06/01/22...........................  Aaa       AAA       1,082
  2,700     Maryland, Washington Suburban Sanitation
              District Authority, GO Refunding, Series
              2001,
              5.000% 06/01/08...........................  Aaa       AAA       2,953
  2,050     Maryland, Washington Suburban Sanitation
              District Authority, Water Supply GO,
              Series 2001,
              4.125% 06/01/05...........................  Aaa       AAA       2,085
  1,000     Montgomery County, Maryland, Consolidated
              Public Improvement GO Refunding, Series
              1992A,
              5.750% 07/01/06...........................  Aaa       AAA       1,068
  1,500     Montgomery County, Maryland, Consolidated
              Public Improvement GO, Series 1992A,
              5.800% 07/01/07...........................  Aaa       AAA       1,652
  1,000     Montgomery County, Maryland, Consolidated
              Public Improvement GO, Series 1997A,
              5.375% 05/01/08...........................  Aaa       AAA       1,100

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Montgomery County, Maryland, Consolidated
              Public Improvement GO, Series 1997A,
              Prerefunded 05/01/07 @ 102,
              5.375% 05/01/13...........................  Aaa       AAA    $  1,104
  3,800     Montgomery County, Maryland, GO Refunding,
              Series 2001,
              5.250% 10/01/10...........................  Aaa       AAA       4,288
  1,000     Montgomery County, Maryland, GO Refunding,
              Series 2001,
              5.250% 10/01/14...........................  Aaa       AAA       1,129
  1,500     Montgomery County, Maryland, Housing
              Opportunities Commission, Multi-Family
              Mortgage Revenue, Series 2000A,
              6.100% 07/01/30...........................  Aaa       AAA       1,573
  1,500     Northeast Maryland, Solid Waste Disposal
              Authority, Revenue, (Montgomery County
              Resource Recreation Project) Series 1993A,
              AMT,
              6.000% 07/01/07...........................  A2        A         1,614
  3,500     Northeast Maryland, Waste Disposal
              Authority, Revenue Refunding, Series 2003,
              (AMBAC Insured),
              5.500% 04/01/10...........................  Aaa       AAA       3,867
  2,000     Prince Georges County, Maryland,
              Consolidated Public Improvement GO, Series
              1999,
              5.000% 10/01/12...........................  Aaa       AAA       2,192
  3,300     Prince Georges County, Maryland,
              Consolidated Public Improvement GO, Series
              1999, (FSA Insured),
              5.125% 10/01/16...........................  Aaa       AAA       3,655
  1,000     Prince Georges County, Maryland,
              Consolidated Public Improvement GO, Series
              2000,
              5.125% 10/01/08...........................  Aa3       AA        1,102
  1,000     Prince Georges County, Maryland,
              Consolidated Public Improvement GO, Series
              2000,
              5.125% 10/01/10...........................  Aa3       AA        1,119

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,825     Prince Georges County, Maryland,
              Consolidated Public Improvement GO, Series
              2001, (FGIC Insured),
              5.250% 12/01/11...........................  Aaa       AAA    $  5,463
  3,970     Prince Georges County, Maryland,
              Construction Public Improvements GO,
              Series 1995, (MBIA Insured), Prerefunded
              01/01/05 @ 102,
              5.500% 01/01/10...........................  Aaa       AAA       4,088
  4,650     Prince Georges County, Maryland,
              Construction Public Improvements GO,
              Series 2001, (FGIC Insured),
              5.250% 12/01/12...........................  Aaa       AAA       5,241
     50     Prince Georges County, Maryland, Housing
              Authority, Single-Family Mortgage Revenue,
              Series 2000A, AMT,
              6.150% 08/01/19...........................  Aaa       AAA          53
  1,500     Prince Georges County, Maryland, PCR
              Refunding, (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10...........................  A3        A-        1,707
  4,135     Prince Georges County, Maryland, Solid Waste
              Management System Revenue, (MBIA Insured),
              5.000% 06/15/08...........................  Aaa       AAA       4,524
  1,200     Queen Anne's County, Maryland, School and
              Public Facilities GO, Series 2000,
              5.250% 01/15/14...........................  Aaa       AAA       1,335
  2,620     St. Mary's County, Maryland, GO Refunding,
              Series 2003,
              2.750% 11/01/06...........................  Aa3       AA-       2,669
  2,565     St. Mary's County, Maryland, GO Refunding,
              Series 2003,
              3.000% 11/01/07...........................  Aa3       AA-       2,634
  1,000     St. Mary's County, Maryland, GO, Series
              1995, (MBIA Insured), Prerefunded 03/01/05
              @ 102,
              5.700% 03/01/08...........................  Aaa       AAA       1,037

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,520     University of Maryland, Systems Auxiliary
              Facilities and Tuition Revenue, Series
              1996A, Prerefunded 04/01/06 @ 101,
              5.600% 04/01/13...........................  Aa3       AA+    $  3,753
  3,115     University of Maryland, Systems Auxiliary
              Facilities and Tuition Revenue, Series
              1996A, Prerefunded 04/01/06 @ 101,
              5.600% 04/01/14...........................  Aa3       AA+       3,321
  1,000     University of Maryland, Systems Auxiliary
              Facilities and Tuition Revenue, Series
              1997A,
              5.125% 04/01/13...........................  Aa3       AA+       1,079
  1,975     University of Maryland, Systems Auxiliary
              Facilities and Tuition Revenue, Series
              2000A,
              5.000% 10/01/08...........................  Aa3       AA+       2,170
  1,290     Wicomico County, Maryland, Public
              Improvement GO, Series 1997, (MBIA
              Insured),
              4.800% 12/01/10...........................  Aaa       AAA       1,395
  1,355     Wicomico County, Maryland, Public
              Improvement GO, Series 1997, (MBIA
              Insured),
              4.900% 12/01/11...........................  Aaa       AAA       1,466
  1,425     Wicomico County, Maryland, Public
              Improvement GO, Series 1997, (MBIA
              Insured),
              5.000% 12/01/12...........................  Aaa       AAA       1,548
                                                                           --------
                                                                            177,638
                                                                           --------
            DISTRICT OF COLUMBIA -- 0.2%
    350     Washington, District of Columbia,
              Metropolitan Area Transportation
              Authority, Revenue Refunding, Series 1993,
              (FGIC Insured),
              6.000% 07/01/10...........................  Aaa       AAA         406
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- 1.5%
 $2,915     Orange County, Florida, Solid Waste
              Facilities Revenue Refunding, Series 2003,
              (MBIA Insured),
              5.000% 10/01/15...........................  Aaa       AAA    $  3,156
                                                                           --------
            GUAM -- 0.3%
    600     Guam, Government GO, Series 1993A,
              5.200% 11/15/08...........................  B2        B           597
                                                                           --------
            ILLINOIS -- 0.5%
  1,990     Will County, Illinois, Student Housing
              Revenue, (Joliet Junior College Project)
              Series 2002A,
              6.625% 09/01/23(a)........................  NR        NR          995
                                                                           --------
            KANSAS -- 0.5%
  1,000     Burlington, Kansas, Environmental
              Improvement Revenue Refunding, (Power and
              Light Project) Series 1998K, Mandatory Put
              10/01/07 @ 100,
              4.750% 09/01/15...........................  A3        BBB       1,052
                                                                           --------
            MINNESOTA -- 0.9%
  1,715     Minneapolis & St. Paul, Minnesota,
              Metropolitan Airport Commission, GO
              Refunding, Series 1998-13,
              5.000% 01/01/10...........................  Aaa       AAA       1,853
                                                                           --------
            MISSISSIPPI -- 2.3%
  1,000     Mississippi State, Hospital Facilities and
              Equipment Authority, Revenue, (Forrest
              County General Hospital Project) Series
              2000, (FSA Insured),
              5.625% 01/01/20...........................  Aaa       AAA       1,089
  3,100     Mississippi State, Hospital Facilities and
              Equipment Authority, Revenue, (Forrest
              County General Hospital Project) Series
              2000, (FSA Insured),
              5.500% 01/01/24...........................  Aaa       AAA       3,313

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $  500     Warren County, Mississippi, Environmental
              Improvement Revenue Refunding,
              (International Paper Company Project)
              Series 2000A, AMT,
              6.700% 08/01/18...........................  Baa2      BBB    $    546
                                                                           --------
                                                                              4,948
                                                                           --------
            MISSOURI -- 0.1%
    185     St. Louis County, Missouri, Mortgage
              Revenue, Series 1989A,(GNMA Collateral
              FHA/VA Mortgages),
              7.950% 08/01/09...........................  Aaa       AAA         211
                                                                           --------
            PUERTO RICO -- 2.8%
    310     Puerto Rico, Housing Bank and Finance
              Agency, Single-Family Mortgage Revenue,
              (Affordable Housing Mortgage - Portfolio
              I) Series 1995, AMT, (GNMA/FNMA/ FHLMC
              COLL),
              6.100% 10/01/15...........................  Aaa       AAA         319
  5,000     Puerto Rico, Public Buildings Authority,
              Revenue GTD Refunding, Government
              Facilities, Series 2003H, (AMBAC Insured),
              5.500% 07/01/18...........................  Aaa       AAA       5,868
                                                                           --------
                                                                              6,187
                                                                           --------
            TENNESSEE -- 1.6%
  1,355     Maury County, Tennessee, Industrial
              Development Board, Multi-Model PCR
              Refunding, (General Motors Corporation --
              Saturn Corporation Project) Series 1994,
              6.500% 09/01/24...........................  A3        BBB       1,386
  2,000     Memphis - Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB       2,143
                                                                           --------
                                                                              3,529
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- 6.3%
 $4,250     Austin, Texas, Utilities System Revenue,
              Refunding, Series 1997, (FSA Insured),
              5.125% 11/15/13...........................  Aaa       AAA    $  4,585
  2,500     Dallas-Fort Worth, Texas, International
              Airport Revenue, Series 2003A, (AMBAC
              Insured),
              5.500% 11/01/14...........................  Aaa       AAA       2,771
  2,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-      2,184
  2,000     San Antonio, Texas, Electric and Gas
              Systems, GO Refunding, Series 1998A,
              5.250% 02/01/16...........................  Aa1       AA+       2,169
  2,000     Texas State, Water Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12...........................  Aaa       AAA       2,157
                                                                           --------
                                                                             13,866
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $203,715)...........................................    214,438
                                                                           --------

 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 0.6%
              (Cost $1,407)
  1,407     Nations Tax-Exempt Reserves, Capital Class#.................   $  1,407
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $205,122*)................................      99.2%   215,845
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.8%     1,670
                                                                           --------
            NET ASSETS........................................     100.0%  $217,515
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(a)
  Illiquid security.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

FGIC                                              10.50%
MBIA                                              10.03%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Prerefunded                                       15.92%
Transportation Revenue                            12.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            NORTH CAROLINA -- 92.9%
 $1,000     Brunswick County, North Carolina,
              Certificates of Participation, Series
              2000,
              5.500% 06/01/20...........................  Aaa       AAA    $  1,108
  2,000     Cabarrus County, North Carolina,
              Certificates of Participation, Installment
              Financing Contract, Series 2001,
              5.500% 04/01/13...........................  Aa3       AA-       2,245
  1,500     Cabarrus County, North Carolina, GO, Series
              1997, (MBIA Insured),
              5.300% 02/01/13...........................  Aaa       AAA       1,641
  1,500     Catawba County, North Carolina, Certificates
              of Participation, (Public School &
              Community College Project) Series 2004,
              (MBIA Insured),
              5.250% 06/01/14...........................  Aaa       AA3       1,688
  1,200     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              4.750% 07/01/05...........................  Aaa       AAA       1,226
  1,275     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              4.850% 07/01/06...........................  Aaa       AAA       1,336
  1,260     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              5.000% 07/01/07...........................  Aaa       AAA       1,344
  1,000     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              6.000% 07/01/24...........................  Aaa       AAA       1,113
  1,000     Charlotte, North Carolina, GO, Series 2000,
              5.500% 06/01/12...........................  Aaa       AAA       1,135
  1,570     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/20...........................  Aaa       AAA       1,687
  1,265     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/22...........................  Aaa       AAA       1,333
  2,000     Charlotte, North Carolina, GO, Series 2003,
              4.250% 07/01/11...........................  Aaa       AAA       2,139

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,315     Charlotte, North Carolina, Storm Water Fee
              Revenue, Refunding, Series 2002,
              5.250% 06/01/15...........................  Aa2       AA+    $  1,462
  1,670     Charlotte, North Carolina, Water and Sewer
              GO, Series 1996,
              5.500% 05/01/06...........................  Aaa       AAA       1,766
  1,855     Charlotte, North Carolina, Water and Sewer
              GO, Series 1998,
              4.750% 02/01/12...........................  Aaa       AAA       2,008
  2,545     Charlotte, North Carolina, Water and Sewer
              Systems Revenue, Series 1999, Prerefunded
              06/01/09 @ 101,
              5.375% 06/01/19...........................  Aa1       AAA       2,869
  2,000     Charlotte-Mecklenburg Hospital Authority,
              Revenue, (Carolinas Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17...........................  Aa3       AA        2,112
  3,000     Charlotte-Mecklenburg Hospital Authority,
              Revenue, (Carolinas Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22...........................  Aa3       AA        3,103
  1,490     Concord, North Carolina, Certificate of
              Participation, Series 2001, (MBIA
              Insured),
              5.000% 06/01/17...........................  Aaa       AAA       1,591
    500     Concord, North Carolina, GO Refunding,
              Series 1992,
              6.200% 06/01/05...........................  Aa2       AA-         504
  1,000     Craven County, North Carolina, GO, (AMBAC
              Insured),
              5.000% 05/01/19...........................  Aaa       AAA       1,075
  1,370     Cumberland County, North Carolina, GO
              Refunding, Series 1998, (FGIC Insured),
              4.750% 02/01/10...........................  Aaa       AAA       1,464
  1,000     Cumberland County, North Carolina, GO,
              Series 1998, (FGIC Insured),
              5.000% 03/01/17...........................  Aaa       AAA       1,088
  1,000     Durham, North Carolina, Water and Sewer
              Utility System Revenue, Series 2001,
              5.250% 06/01/16...........................  Aa3       AA        1,095

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,150     Fayetteville, North Carolina, Public Works
              Commission Revenue Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07...........................  Aaa       AAA    $  1,237
  1,945     Forsyth County, North Carolina, GO, Series
              2003B,
              4.750% 03/01/22...........................  Aaa       AAA       2,013
  1,500     Gaston County, North Carolina, GO, Series
              2002, (AMBAC Insured),
              5.250% 06/01/20...........................  Aaa       AAA       1,637
  1,000     Greensboro, North Carolina, Combined
              Enterprise Systems Revenue, Series 1998A,
              5.000% 06/01/18...........................  Aa3       AA+       1,067
  1,305     Greensboro, North Carolina, Enterprise
              Systems Revenue, Series 1998A,
              5.500% 06/01/08...........................  Aa3       AA+       1,445
  1,000     Greensboro, North Carolina, Public
              Improvement GO, Series 1998,
              4.700% 04/01/10...........................  Aa1       AAA       1,069
  2,180     Greenville, North Carolina, Certificates of
              Participation, (Public Facilities &
              Equipment Project) Series 2004, (AMBAC
              Insured),
              5.250% 06/01/22...........................  Aaa       AAA       2,349
  1,000     Greenville, North Carolina, Utilities
              Commission Revenue, Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19...........................  Aaa       AAA       1,107
  4,000     Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue
              Refunding, (Champion International
              Corporation Project) Series 1999, AMT,
              6.400% 11/01/24...........................  Baa2      BBB       4,230

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $  500     Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue,
              (Champion International Corporation
              Project) Series 1993, AMT,
              5.500% 10/01/18...........................  Baa2      BBB    $    508
  1,275     High Point, North Carolina, Water and Sewer
              GO, Series 2002, (MBIA Insured),
              4.500% 06/01/14...........................  Aaa       AAA       1,371
  1,955     Iredell County, North Carolina, Public
              Facilities Corporate Installment Payment
              Revenue, (School Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09...........................  Aaa       AAA       2,193
  2,180     Iredell County, North Carolina, Public
              Facilities Corporate Installment Payment
              Revenue, (School Projects) Series 2000,
              (AMBAC Insured), Prerefunded 06/01/10 @
              101,
              5.125% 06/01/18...........................  Aaa       AAA       2,445
  1,305     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12...........................  Aaa       AAA       1,475
  1,925     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15...........................  Aaa       AAA       2,188
  2,700     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16...........................  Aaa       AAA       3,071
  1,235     Lincoln County, North Carolina, Lease
              Revenue, Series 2003, (FSA Insured),
              4.500% 06/01/09...........................  Aaa       AAA       1,327

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,300     Martin County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue,
              (Weyerhaeuser Company Project) Series
              1993, AMT,
              5.650% 12/01/23...........................  Baa2      BBB    $  1,304
  1,000     Mecklenburg County, North Carolina, GO
              Refunding, Series 1993,
              6.000% 04/01/11...........................  Aaa       AAA       1,172
  1,800     Mecklenburg County, North Carolina, GO,
              Series 2000D,
              5.000% 04/01/11...........................  Aaa       AAA       1,983
  1,170     Mecklenburg County, North Carolina, GO,
              Series 2001A,
              5.000% 04/01/16...........................  Aaa       AAA       1,278
  2,000     Mecklenburg County, North Carolina, GO,
              Series 2001A,
              5.000% 04/01/17...........................  Aaa       AAA       2,175
  2,000     Mecklenburg County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Revenue
              Refunding, (Flour Corporation Project)
              Series 1993,
              5.250% 12/01/09...........................  Baa1      BBB+      2,005
  1,195     Morganton, North Carolina, Water and Sewer
              GO, Series 1995, (FGIC Insured),
              Prerefunded 06/01/05 @ 102,
              5.700% 06/01/11...........................  Aaa       AAA       1,251
  1,220     New Hanover County, North Carolina, GO,
              Series 1995, Prerefunded 03/01/05 @ 102,
              5.500% 03/01/10...........................  Aa2       AA        1,264
  1,750     New Hanover County, North Carolina, GO,
              Series 2001,
              4.600% 06/01/14...........................  Aa2       AA        1,883
  2,000     New Hanover County, North Carolina, GO,
              Series 2001,
              5.000% 06/01/17...........................  Aa2       AA        2,174

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina Capital Facilities Finance
              Agency Educational Facilities Revenue,
              (Johnson & Wales University Project)
              Series 2003A, (XLCA Insured),
              5.250% 04/01/21...........................  Aaa       AAA    $  1,074
  1,000     North Carolina Capital Facilities Finance
              Agency Exempt Facilities Revenue, (Waste
              Management of Carolinas Project), Series
              2001,
              3.750% 08/01/14...........................  Bbb       BBB       1,013
  3,000     North Carolina State, GO, Series 1997A,
              5.100% 03/01/06...........................  Aa1       AAA       3,140
  5,000     North Carolina State, GO, Series 2001A,
              4.750% 03/01/14...........................  Aa1       AAA       5,421
  1,000     North Carolina, Appalachian State University
              Revenue Refunding, (Utility Systems
              Project) Series 1998, (MBIA Insured),
              5.000% 05/15/12...........................  Aaa       AAA       1,112
  1,000     North Carolina, Appalachian State University
              Revenue Refunding, Series 1998, (MBIA
              Insured),
              5.000% 05/15/18...........................  Aaa       AAA       1,072
  1,000     North Carolina, Appalachian State University
              Revenue, Series 2003A, (FGIC Insured),
              5.125% 05/01/18...........................  Aaa       AAA       1,088
  2,165     North Carolina, Eastern Municipal Power
              Authority, Revenue, Series 1986A,
              5.000% 01/01/17...........................  Aaa       BBB       2,400
  1,175     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              1998A-2, AMT,
              5.200% 01/01/20...........................  Aa2       AA        1,209
    775     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              1999A-6, AMT,
              6.000% 01/01/16...........................  Aa2       AA          821

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $  670     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2000A-8, AMT,
              5.950% 07/01/10...........................  Aa2       AA     $    713
    495     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2000A-8, AMT,
              6.050% 07/01/12...........................  Aa2       AA          523
    970     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2002A-14, AMT (AMBAC Insured),
              4.400% 07/01/10...........................  Aaa       AAA       1,019
  1,380     North Carolina, Housing Finance Agency,
              Revenue, Series 1999A-3, AMT,
              5.150% 01/01/19...........................  Aa2       AA        1,426
  3,315     North Carolina, Housing Finance Agency,
              Single-Family Housing Revenue, (Home
              Ownership Project) Series 1998A-1, AMT,
              5.350% 01/01/17...........................  Aa2       AA        3,453
    385     North Carolina, Housing Finance Agency,
              Single-Family Housing Revenue, Series
              1994Y,
              6.300% 09/01/15...........................  Aa2       AA          393
  2,650     North Carolina, Housing Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19...........................  Aa2       AA        2,768
  2,605     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue Refunding,
              (Novant Health, Inc. Project) Series
              1998A, (MBIA Insured),
              5.000% 10/01/08...........................  Aaa       AAA       2,854
  2,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp Inc. Project) Series 1996,
              5.100% 05/01/07...........................  Aa3       AA-       2,142

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,715     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp Inc. Project) Series 1996,
              5.125% 05/01/08...........................  Aa3       AA-    $  1,828
  2,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Duke
              University Hospital Project) Series 1996C,
              5.250% 06/01/17...........................  Aa3       AA-       2,087
  1,130     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Gaston
              Memorial Hospital Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.250% 02/15/07...........................  Aaa       AAA       1,199
    660     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Halifax
              Regional Medical Center, Inc. Project)
              Series 1998,
              4.600% 08/15/06...........................  Baa2      BBB         680
  3,500     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Novant
              Health Obligation Group Project) Series
              2003A,
              5.000% 11/01/17...........................  Aa3       AA-       3,726
  1,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Pitt
              County Memorial Hospital Project) Series
              1998B,
              4.750% 12/01/28...........................  Aa3       AA-         976
  1,000     North Carolina, Medical Care Commission,
              Hospital Revenue Refunding, (Stanley
              Memorial Hospital Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06...........................  Aaa       AAA       1,064
  2,750     North Carolina, Medical Care Commission,
              Hospital Revenue, (Gaston Memorial
              Hospital Project) Series 1995,
              5.400% 02/15/11...........................  A1        A+        2,914

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Medical Care Commission,
              Hospital Revenue, (Northeast Medical
              Center Project) Series 2002A, (AMBAC
              Insured),
              5.000% 11/01/10...........................  Aaa       AAA    $  1,105
  1,000     North Carolina, Medical Care Commission,
              Hospital Revenue, (Pitt County Memorial
              Hospital Project) Series 1998B,
              5.000% 12/01/18...........................  Aa3       AA-       1,052
  2,000     North Carolina, Municipal Power Agency
              Number 1, Revenue, Series 1992, (MBIA-IBC
              Insured),
              7.250% 01/01/07...........................  Aaa       AAA       2,224
  1,000     Orange County, North Carolina, GO, Series
              2000,
              5.300% 04/01/17...........................  Aa1       AA+       1,118
  4,645     Orange County, North Carolina, GO, Series
              2000,
              5.300% 04/01/18...........................  Aa1       AA+       5,179
  1,390     Pitt County, North Carolina, Certificates of
              Participation, (School Facilities Project)
              Series 2000B,
              5.750% 04/01/16...........................  Aaa       AAA       1,579
  1,000     Pitt County, North Carolina, Certificates of
              Participation, (School Facilities Project)
              Series 2000B,
              5.500% 04/01/25...........................  Aaa       AAA       1,085
  1,240     Pitt County, North Carolina, Hospital
              Revenue, (Pitt County Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10...........................  Aaa       AAA       1,312
  1,000     Pitt County, North Carolina, Hospital
              Revenue, (Pitt County Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21...........................  Aaa       AAA       1,051
  1,000     Raleigh, North Carolina, Combined Enterprise
              System Revenue, Series 1996,
              5.250% 03/01/07...........................  Aa1       AAA       1,077

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,910     Raleigh, North Carolina, GO, Series 1996,
              5.300% 06/01/16...........................  Aaa       AAA    $  2,055
  1,000     Raleigh, North Carolina, North Carolina
              State University Revenue, Series 2003A,
              5.000% 10/01/17...........................  Aa3       AA        1,091
  1,000     Randolph County, North Carolina, Certificate
              of Participation, Refunding, Series 2004,
              5.000% 06/01/18...........................  Aaa       AAA       1,089
  2,395     Randolph County, North Carolina,
              Certificates of Participation, Refunding,
              Series 2003, (FSA Insured),
              5.000% 06/01/14...........................  Aaa       AAA       2,647
  2,000     Randolph County, North Carolina,
              Certificates of Participation, Refunding,
              Series 2004, (FSA Insured),
              5.000% 06/01/15...........................  Aaa       AAA       2,220
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.200% 06/01/12...........................  Aaa       AAA       1,119
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.300% 06/01/13...........................  Aaa       AAA       1,123
  2,115     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/14...........................  Aaa       AAA       2,394
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15...........................  Aaa       AAA       1,132
  1,350     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22 (a).......................  Aaa       AAA       1,543
  1,000     Robeson County, North Carolina, Industrial
              Facilities PCR Refunding, (Campbell Soup
              Company Project) Series 1991,
              6.400% 12/01/06...........................  A2        A         1,089

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,045     Union County, North Carolina, Enterprise
              System Revenue, Series 2003A, (FSA
              Insured),
              5.000% 06/01/16...........................  Aaa       AAA    $  1,130
  1,690     University of North Carolina, Chapel Hill
              Hospital Revenue Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12...........................  Aaa       AAA       1,869
  3,000     University of North Carolina, Revenue
              Refunding, Series 2002B,
              5.000% 12/01/06...........................  Aa1       AA+       3,195
  1,815     Wake County, North Carolina, GO, Series
              1996,
              4.600% 03/01/11...........................  Aaa       AAA       1,915
  3,065     Wake County, North Carolina, Hospital
              Revenue, Series 1993, (MBIA Insured),
              5.125% 10/01/26...........................  Aaa       AAA       3,315
  1,550     Wilmington, North Carolina, Certificates of
              Participation, Series 1999A, (MBIA
              Insured),
              5.350% 06/01/24...........................  Aaa       AAA       1,661
  1,240     Wilmington, North Carolina, Certificates of
              Participation, Series 2003A, (AMBAC
              Insured),
              5.000% 06/01/14...........................  Aaa       AAA       1,359
  1,000     Wilmington, North Carolina, Public
              Improvement GO, Series 1997A, (FGIC
              Insured),
              5.000% 04/01/11...........................  Aaa       AAA       1,087
  1,000     Wilmington, North Carolina, Public
              Improvement GO, Series 1997A, (FGIC
              Insured),
              5.000% 04/01/13...........................  Aaa       AAA       1,087
  1,000     Wilson, North Carolina, GO, Series 2000,
              (AMBAC Insured),
              5.100% 06/01/14...........................  Aaa       AAA       1,116
                                                                           --------
                                                                            185,486
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ARIZONA -- 0.5%
 $1,000     Arizona, University Medical Center
              Corporation, Hospital Revenue Refunding,
              Series 2004, (GO of University),
              5.250% 07/01/13...........................  A3        BBB+   $  1,080
                                                                           --------
            FLORIDA -- 1.4%
  2,520     Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding, (Tampa
              International Airport Project) AMT, Series
              2003D, (MBIA Insured),
              5.500% 10/01/12...........................  Aaa       AAA       2,814
                                                                           --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric Power Authority, Power
              Revenue Refunding, Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07...........................  Aaa       AAA       1,132
                                                                           --------
            SOUTH CAROLINA -- 0.9%
  1,500     Calhoun County, South Carolina, Solid Waste
              Disposal Facility Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-      1,886
                                                                           --------
            TENNESSEE -- 1.0%
    500     Metropolitan Government, Nashville &
              Davidson County, Tennessee, Industrial
              Development Board Revenue, (Waste
              Management, Inc. Tennessee Project),
              Series 2001, (GTY AGMT - Waste Mgmt, Inc),
              3.750% 08/01/31...........................  Bbb       BBB         506
  1,325     Tennessee State, GO, Series 1999B, (FSA
              Insured),
              5.250% 05/01/17...........................  Aaa       AAA       1,472
                                                                           --------
                                                                              1,978
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- 1.1%
 $2,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              5.000% 10/01/07...........................  Baa2      BBB-   $  2,129
                                                                           --------
            WASHINGTON -- 0.6%
  1,150     Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1993A,
              (MBIA-IBC Insured),
              5.800% 07/01/07...........................  Aaa       AAA       1,261
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $185,130)...........................................    197,766
                                                                           --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.3%
              (Cost $549)
    549     Nations Tax-Exempt Reserves, Capital Class#.................        549
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $185,679*)................................      99.3%   198,315
                                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)..........       0.7%     1,355
                                                                           --------
            NET ASSETS........................................     100.0%  $199,670
                                                                           ========

---------------

 * Federal income tax information (see Note 8).

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              14.16%
AMBAC                                             10.04%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Prerefunded                                       15.41%
Hospital Revenue                                  15.02%
Lease Revenue                                     12.17%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            SOUTH CAROLINA -- 88.9%
 $1,725     Beaufort County, South Carolina, School
              District, GO, Series 2000B, (SCSDE),
              5.500% 03/01/16...........................  Aa1       AA+        $  1,898
  1,200     Beaufort County, South Carolina, School
              District, GO, Series 2000C, (SCSDE),
              5.125% 03/01/12...........................  Aa1       AA+           1,311
  1,135     Beaufort County, South Carolina, School
              District, GO, Series 2001A, (SCSDE),
              5.000% 03/01/18...........................  Aa1       AA+           1,221
  2,500     Berkeley County, South Carolina, School
              District, GO, Series 2000, (SCSDE),
              5.000% 04/01/21...........................  Aa1       AA+           2,618
  1,000     Berkeley County, South Carolina, Water &
              Sewer Revenue, Series 2003, (MBIA
              Insured),
              5.250% 06/01/19...........................  Aaa       AAA           1,095
  2,790     Berkeley County, South Carolina, Water &
              Sewer Systems Revenue, Series 2003, (MBIA
              Insured),
              5.250% 06/01/17...........................  Aaa       AAA           3,086
  2,000     Calhoun County, South Carolina, Solid Waste
              Disposal Facility Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-          2,515
  1,000     Camden, South Carolina, Combined Public
              Utilities Revenue Refunding and
              Improvement, Series 1997, (MBIA Insured),
              5.500% 03/01/17...........................  Aaa       AAA           1,088
  3,000     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and
              Improvement, (Bon Secours Health Systems
              Project) Series 1993, (FSA Insured),
              5.500% 08/15/10...........................  Aaa       AAA           3,068

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $  500     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and
              Improvement, (Bon Secours Health Systems
              Project) Series 1993, (FSA Insured),
              5.625% 08/15/25...........................  Aaa       AAA        $    511
  1,000     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and
              Improvement, (Medical Society Health
              Project) Series 1992, (MBIA Insured),
              6.000% 10/01/09...........................  Aaa       AAA           1,000
  6,370     Charleston County, South Carolina, Hospital
              Facilities Revenue, (Care Alliance Health
              Services Project) Series 1999A, (FSA
              Insured),
              5.125% 08/15/15...........................  Aaa       AAA           7,061
  1,000     Charleston County, South Carolina, Public
              Improvement Authority, GO, Series 1994,
              (State Aid Withholding), Prerefunded
              06/01/06 @ 100,
              5.500% 06/01/14...........................  Aa1       AA+           1,060
  4,000     Charleston County, South Carolina, Resource
              Recovery Revenue, (Foster Wheeler
              Charleston) Series 1997, (AMBAC Insured),
              5.250% 01/01/10...........................  Aaa       AAA           4,377
  1,000     Charleston County, South Carolina, Revenue,
              (Care Alliance Health Services Project)
              Series 1999A, (FSA Insured),
              5.000% 08/15/12...........................  Aaa       AAA           1,088
  1,040     Charleston County, South Carolina, Solid
              Waste User Fee Revenue, Series 1994, (MBIA
              Insured),
              5.800% 01/01/06...........................  Aaa       AAA           1,072
  5,105     Charleston, South Carolina, Waterworks and
              Sewer Capital Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08...........................  Aa3       AA-           5,576

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Columbia, South Carolina, Parking Facilities
              Revenue Refunding, Series 1994, (AMBAC
              Insured),
              5.750% 12/01/09...........................  Aaa       AAA        $  1,027
  7,000     Columbia, South Carolina, Waterworks and
              Sewer Systems Revenue Refunding, Series
              1993,
              5.500% 02/01/09...........................  Aa2       AA            7,812
  1,500     Darlington County, South Carolina, IDR,
              (Sonoco Products Company Project) Series
              1995, AMT,
              6.125% 06/01/25...........................  A2        A-            1,560
  1,250     Florence, South Carolina, Water and Sewer
              Revenue Refunding, Series 1993, (AMBAC
              Insured),
              5.150% 03/01/06...........................  Aaa       AAA           1,266
    500     Georgetown County, South Carolina,
              Environmental Revenue, (International
              Paper Company Project) Series 1997A, AMT,
              5.700% 10/01/21...........................  Baa2      BBB             509
  5,000     Georgetown County, South Carolina, PCR
              Refunding, (International Paper Company
              Project) Series 1999A,
              5.125% 02/01/12...........................  Baa2      BBB           5,299
  2,480     Georgetown County, South Carolina, School
              District, GO, Series 2000, (SCSDE),
              5.500% 03/01/09...........................  Aa1       AA+           2,776
  1,000     Georgetown County, South Carolina, School
              District, GO, Series 2000, (SCSDE),
              5.250% 03/01/19...........................  Aa1       AA+           1,097
  4,625     Greenville County, South Carolina, School
              District, Installment Purchase Revenue
              Refunding, (Building Equity Sooner
              Tomorrow Project) Series 2003,
              5.250% 12/01/16...........................  A1        AA-           5,028

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Greenville, South Carolina, Hospital
              Facilities Revenue Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07...........................  Aa3       AA         $  1,065
  2,000     Greenville, South Carolina, Hospital
              Facilities Revenue Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17...........................  Aa3       AA            2,066
  2,000     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series
              1997,
              6.000% 02/01/06...........................  Aa1       AAA           2,111
  1,000     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series
              1997,
              6.000% 02/01/08...........................  Aa1       AAA           1,104
  1,500     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series
              1997,
              5.500% 02/01/22...........................  Aa1       AAA           1,617
  1,555     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series
              2002,
              5.250% 02/01/14...........................  Aa1       AAA           1,737
  1,000     Hilton Head Island, South Carolina, GO,
              Series 2001,
              5.000% 03/01/13...........................  Aa3       AA            1,086
  1,440     Hilton Head Island, South Carolina, Revenue,
              Series 2002, (MBIA Insured),
              5.250% 12/01/16...........................  Aaa       AAA           1,607
  1,100     Horry County, South Carolina, Hospital
              Facilities Revenue, (Conway Hospital, Inc.
              Project) Series 1998, (AMBAC Insured),
              4.750% 07/01/10...........................  Aaa       AAA           1,175
  1,200     Horry County, South Carolina, Hospital
              Facilities Revenue, (Conway Hospital, Inc.
              Project) Series 1998, (AMBAC Insured),
              4.875% 07/01/11...........................  Aaa       AAA           1,278

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,000     Lexington County, South Carolina, Health
              Services District Hospital Revenue, Series
              2003,
              5.500% 11/01/23...........................  A2        A          $  2,077
  1,180     Lexington County, South Carolina, Health
              Services District Revenue Refunding,
              (Health Service District and Lexmed, Inc.
              Project) Series 1997, (FSA Insured),
              5.500% 11/01/06...........................  Aaa       AAA           1,264
  3,000     Lexington County, South Carolina, Health
              Services District Revenue Refunding,
              Series 1997, (FSA Insured),
              5.125% 11/01/21...........................  Aaa       AAA           3,152
  2,000     Lexington, South Carolina, Water and Sewer
              Authority, Revenue, Series 1997,
              Prerefunded 10/01/14 @ 100,
              5.450% 04/01/19...........................  Aa2       AA            2,186
  1,575     Medical University, South Carolina, Hospital
              Facilities Revenue, Series 1999,
              5.500% 07/01/09...........................  Baa2      BBB+          1,765
  1,980     Mount Pleasant, South Carolina, Water and
              Sewer Revenue Refunding and Improvement,
              Series 2002, (FGIC Insured),
              5.250% 12/01/16...........................  Aaa       AAA           2,209
  1,270     Mount Pleasant, South Carolina, Water and
              Sewer Revenue Refunding, Series 2002,
              (FGIC Insured),
              5.250% 12/01/18...........................  Aaa       AAA           1,404
  3,040     North Charleston, South Carolina, Sewer
              District Revenue Refunding, Series 2002,
              (FSA Insured),
              5.500% 07/01/17...........................  Aaa       AAA           3,411
  1,600     Piedmont Municipal Power Agency, South
              Carolina, Electric Revenue Refunding,
              Series 1992, (MBIA Insured),
              6.000% 01/01/05...........................  Aaa       AAA           1,618

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $5,000     Piedmont Municipal Power Agency, South
              Carolina, Electric Revenue Refunding,
              Series 1996B, (MBIA Insured),
              5.250% 01/01/09...........................  Aaa       AAA        $  5,337
  3,570     Richland County, South Carolina, School
              District Number 001, GO Refunding, Series
              2001A, (SCSDE),
              5.250% 03/01/19...........................  Aa1       AA+           3,915
  2,350     Rock Hill, South Carolina, Water Utility
              System Revenue, Series 2003A, (FSA
              Insured),
              5.250% 01/01/13...........................  Aaa       AAA           2,651
  1,500     Rock Hill, South Carolina, Water Utility
              System Revenue, Series 2003A, (FSA
              Insured),
              5.375% 01/01/19...........................  Aaa       AAA           1,654
  2,000     South Carolina Jobs Economic Development
              Authority Economic Development Revenue
              Refunding, (Republic Services Inc.
              Project), Series 2004, AMT,
              3.250% 04/01/34...........................  Bbb       BBB+          2,010
  6,135     South Carolina State, Capital Improvement
              GO, Series 1996A,
              3.500% 07/01/06...........................  Aaa       AAA           6,314
  1,245     South Carolina State, GO, Series 2000A,
              4.800% 03/01/09...........................  Aaa       AAA           1,360
  1,885     South Carolina State, Highway Improvement
              GO, Series 1999A,
              4.600% 05/01/11...........................  Aaa       AAA           2,040
  1,780     South Carolina State, Housing Finance and
              Development Authority, Rental Housing
              Revenue, (Windsor Shores Project) Series
              1993B, (FHA Insured),
              5.600% 07/01/16...........................  Aa2       AA            1,784
  1,250     South Carolina State, Jobs Economic
              Development Authority, Hospital Facility
              Revenue, (Georgetown Memorial Hospital
              Project) Series 2001,
              5.250% 02/01/21...........................  Aa2       AA            1,299

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $4,565     South Carolina State, Port Authority,
              Revenue, Series 1998, AMT, (FSA Insured),
              5.250% 07/01/13...........................  Aaa       AAA        $  4,901
  1,615     South Carolina State, Public Service
              Authority, Revenue Refunding, Series
              2001A, (FSA Insured),
              5.250% 01/01/18...........................  Aaa       AAA           1,766
  1,480     South Carolina State, Public Service
              Authority, Revenue Refunding, Series
              2002A, (FSA Insured),
              5.500% 01/01/17...........................  Aaa       AAA           1,661
  2,000     South Carolina State, Public Service
              Authority, Revenue Refunding, Series
              2002D, (FSA Insured),
              5.000% 01/01/18...........................  Aaa       AAA           2,147
  2,000     South Carolina State, Public Service
              Authority, Revenue, Series 1999A, (MBIA
              Insured),
              5.625% 01/01/13...........................  Aaa       AAA           2,257
  2,730     South Carolina Transportation Infrastructure
              Bank Revenue, Series 2004A, (AMBAC
              Insured),
              5.250% 10/01/09...........................  Aaa       AAA           3,044
  2,000     South Carolina, Grand Strand Water and Sewer
              Authority, Revenue Refunding, Series 2002,
              (FSA Insured),
              5.375% 06/01/14...........................  Aaa       AAA           2,261
  1,500     South Carolina, Jobs Economic Development
              Authority, Hospital Facilities Revenue,
              (Oconee Memorial Hospital, Inc. Project)
              Series 1995, (CONNIE LEE Insured),
              6.150% 03/01/15...........................  Aaa       AAA           1,555

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $5,500     South Carolina, Jobs Economic Development
              Authority, Hospital Facilities Revenue,
              (Palmetto Health Alliance Project) Series
              2000A, Prerefunded 12/15/10 @ 102,
              7.125% 12/15/15...........................  Baa2      BBB        $  6,747
  4,375     South Carolina, Jobs Economic Development
              Authority, Hospital Facilities Revenue,
              Series 1999, (FSA Insured),
              5.300% 02/01/14...........................  Aaa       AAA           4,809
  3,615     South Carolina, Jobs Economic Development
              Authority, Industrial Development Revenue,
              (South Carolina Electric and Gas Company
              Project) Series 2002B, AMT,
              4.200% 11/01/12...........................  Aaa       AAA           3,732
  3,500     South Carolina, Tobacco Settlement
              Management Revenue, Series 2001B,
              6.375% 05/15/28...........................  Baa2      BBB           3,249
  3,340     South Carolina, Transportation
              Infrastructure Book Revenue, Junior Lien,
              Series 2001B, (AMBAC Insured),
              5.250% 10/01/13...........................  Aaa       AAA           3,724
  1,985     South Carolina, Transportation
              Infrastructure Bank Revenue, Series 2004A,
              (AMBAC Insured),
              5.000% 10/01/16...........................  Aaa       AAA           2,165
  3,670     South Carolina, Transportation
              Infrastructure Book Revenue, Junior Lien,
              Series 2001B, (AMBAC Insured),
              5.250% 10/01/17...........................  Aaa       AAA           4,061
  1,000     South Carolina, Transportation
              Infrastructure Revenue, Series 1998A,
              (MBIA Insured),
              5.000% 10/01/12...........................  Aaa       AAA           1,091

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Spartanburg County, South Carolina, Health
              Services District, Hospital Revenue
              Refunding, Series 1997B, (MBIA Insured),
              5.125% 04/15/17...........................  Aaa       AAA        $  1,059
  1,275     Spartanburg County, South Carolina, School
              District Number 007, GO, Series 2001,
              (SCSDE),
              4.000% 03/01/12...........................  Aa1       AA+           1,335
  3,240     Spartanburg County, South Carolina, School
              District Number 007, GO, Series 2001,
              (SCSDE),
              4.125% 03/01/13...........................  Aa1       AA+           3,400
  2,000     Spartanburg County, South Carolina, School
              District Number 007, GO, Series 2001,
              (SCSDE),
              5.000% 03/01/18...........................  Aa1       AA+           2,209
  2,000     Spartanburg County, South Carolina, Solid
              Waste Disposal Facilities Revenue, (BMW
              U.S. Capital Corporation Project) Series
              1994, AMT, (GTY-AGMT),
              7.550% 11/01/24...........................  A1        A+            2,102
  2,850     Spartanburg, South Carolina, Sewer District
              Sewer Systems Revenue, Series 1997, AMT,
              (MBIA Insured), Prerefunded 06/01/07 @
              101,
              5.500% 06/01/27...........................  Aaa       AAA           3,130
    855     Western Carolina, Regional Sewer Systems
              Authority, Revenue Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10...........................  Aaa       AAA             866
  1,020     Winnsboro, South Carolina, Utility Revenue
              Refunding, Series 1999, (MBIA Insured),
              5.250% 08/15/13...........................  Aaa       AAA           1,155
  3,000     York County, South Carolina, Exempt
              Facilities IDR, (Hoechst Celanese
              Corporation Project) Series 1994, AMT,
              5.700% 01/01/24...........................  Baa2      BBB           2,679

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS           VALUE
  (000)                                                      (UNAUDITED)         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $4,000     York County, South Carolina, PCR, Series
              2000B1,
              1.530% 09/15/24...........................  Aa3       A          $  4,000
  3,410     York County, South Carolina, School District
              Number 003 Rock Hill, GO, Series 2001,
              (SCSDE),
              5.000% 03/01/12...........................  Aa1       AA+           3,796
                                                                               --------
                                                                                203,216
                                                                               --------
            ILLINOIS -- 6.2%
  2,500     Chicago, Illinois, GO Refunding, Series
              2001A, (MBIA Insured),
              5.500% 01/01/14...........................  Aaa       AAA           2,824
  8,650     Illinois, Educational Facilities Authority
              Revenue, Series 2003C, (AMBAC Insured),
              5.000% 09/01/18...........................  Aaa       AAA           9,198
  2,000     Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue
              Refunding, (McCormick Plant Expansion)
              Series 2002B, (MBIA Insured),
              5.750% 06/15/23...........................  Aaa       AAA           2,262
                                                                               --------
                                                                                 14,284
                                                                               --------
            TEXAS -- 1.4%
  3,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-          3,276
                                                                               --------
            WASHINGTON -- 1.5%
  3,000     Northwest Washington, Energy Electric
              Revenue, (Columbia Generating Project)
              Series 2002A, (MBIA Insured),
              5.500% 07/01/17...........................  Aaa       AAA           3,369
                                                                               --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $211,517)...............................................    224,145
                                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 0.9%
              (Cost $1,976)
  1,976     Nations Tax-Exempt Reserves, Capital Class#.................   $  1,976
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $213,493*)................................      98.9%   226,121
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       1.1%     2,429
                                                                           --------
            NET ASSETS........................................     100.0%  $228,550
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              13.08%
AMBAC                                             11.50%
FGIC                                              10.83%
FSA                                               10.32%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Water Revenue                                     18.34%
Hospital Revenue                                  12.80%
Prerefunded                                       10.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            TENNESSEE -- 91.9%
 $1,535     Anderson County, Tennessee, GO Refunding,
              Series 2001, (FSA Insured),
              5.000% 04/01/13...........................  Aaa       AAA         $1,677
  1,075     Blount County, Tennessee, Public Building
              Authority, GO, (Local Government Public
              Improvement) Series 2004B-5-A, (FGIC
              Insured),
              5.000% 06/01/16...........................  Aaa       AAA          1,177
    500     Blount County, Tennessee, Public Building
              Authority, Public Facility Revenue, Series
              1998, (FGIC Insured),
              5.000% 04/01/19...........................  Aaa       AAA            532
  1,250     Chattanooga-Hamilton County, Tennessee,
              Hospital Authority, Revenue Refunding,
              (Erlanger Medical Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07...........................  Aaa       AAA          1,365
  1,000     Dickson County, Tennessee, GO Refunding,
              Series 2002, (FGIC Insured),
              5.000% 03/01/14...........................  Aaa       AAA          1,112
  1,000     Dickson County, Tennessee, GO Refunding,
              Series 2003, (FGIC Insured),
              5.000% 06/01/14...........................  Aaa       AAA          1,102
  1,000     Franklin, Tennessee, Special School
              District, GO Refunding, Series 2002,
              5.000% 06/01/12...........................  Aa2       AA           1,110
  2,000     Franklin, Tennessee, Special School
              District, GO, (FSA Insured),
              4.622%& 06/01/20..........................  Aaa       AAA            977
    500     Hamilton County, Tennessee, GO Refunding,
              Series 1998B,
              5.100% 08/01/24...........................  Aa1       AA+            547
    575     Humphreys County, Tennessee, Industrial
              Development Board, Solid Waste Disposal
              Revenue, (E.I. DuPont de Nemours and
              Company Project) Series 1994, AMT,
              6.700% 05/01/24...........................  Aa3       AA-            588

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,000     Kingsport, Tennessee, GO, (AMBAC Insured),
              5.000% 03/01/14...........................  Aaa       AAA         $1,109
    300     Knox County, Tennessee, Health Educational
              and Housing Facilities Board Revenue
              Refunding, (Fort Sanders Alliance Project)
              Series 1993, (MBIA Insured),
              7.250% 01/01/09...........................  Aaa       AAA            353
  1,500     Knox County, Tennessee, Health Educational
              and Housing Facilities Board Revenue,
              (University Health Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19...........................  Baa1      BBB+         1,564
  2,000     Knox County, Tennessee, Health Educational
              and Housing Facilities Board, Hospital
              Facilities Improvement Revenue Refunding,
              (Baptist Health System of East Tennessee,
              Inc. Project) Series 1996, (CONNIE LEE
              Insured),
              5.500% 04/15/11...........................  Aaa       AAA          2,164
  1,250     Knox County, Tennessee, Public Improvement
              GO, Series 1998,
              4.750% 04/01/19...........................  Aa2       AA           1,274
  1,330     Lawrenceburg, Tennessee, Public Building
              Authority, Water and Sewer GO, Series
              2001B, (FSA Insured),
              5.500% 07/01/16...........................  Aaa       AAA          1,492
  1,550     Madison County, Tennessee, GO, Series 2002,
              5.000% 04/01/13...........................  Aa3       AA-          1,702

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  750     Maury County, Tennessee, Industrial
              Development Board, Multi-Model PCR
              Refunding, (General Motors Corporation -
              Saturn Corporation Project) Series 1994,
              6.500% 09/01/24...........................  A3        BBB         $  767
  1,000     Maury County, Tennessee, Industrial
              Development Board, Solid Waste Disposal
              Revenue, (Occidental Petroleum
              Corporation) Series 2001A, AMT,
              (GTY-AGMT),
              6.250% 08/01/18...........................  Baa1      BBB+         1,062
  1,250     McMinn County, Tennessee, Industrial
              Development Board, Recycling Facilities
              Revenue, (Bowater Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22...........................  Ba2       BB           1,250
  2,500     Memphis, Tennessee, GO, Series 2000,
              5.000% 04/01/17...........................  Aa2       AA           2,668
  1,000     Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2002,
              5.050% 09/01/12...........................  Baa2      BBB          1,065
    500     Metropolitan Government, Nashville &
              Davidson County, Tennessee, Industrial
              Development Board Revenue, (Waste
              Management, Inc. Tennessee Project),
              Series 2001, (GTY AGMT-Waste Management,
              Inc.),
              3.750% 08/01/31...........................  Bbb       BBB            506
    350     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Electric
              Revenue, Series 1996A, Prerefunded
              05/15/06 @ 102,
              5.625% 05/15/14...........................  Aa3       AA             378

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Electric
              Revenue, Series 1998B,
              5.500% 05/15/13...........................  Aa3       AA          $2,296
  1,000     Metropolitan Government, Nashville and
              Davidson County, Tennessee, GO Refunding,
              Series 1993,
              5.250% 05/15/07...........................  Aa2       AA           1,081
    595     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Health and
              Educational Facilities Board, Improvement
              Revenue Refunding, (Meharry Medical
              College Project) Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09...........................  Aaa       AAA            683
    500     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Health and
              Educational Facilities Board, Improvement
              Revenue Refunding, (Meharry Medical
              College Project) Series 1996, (AMBAC
              Insured),
              6.000% 12/01/16...........................  Aaa       AAA            595
    505     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Health and
              Educational Facilities Board, Improvement
              Revenue Refunding, (Meharry Medical
              College Project) Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08...........................  Aaa       AAA            572
  1,000     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Multi-Family
              Housing Revenue, (Enchantment, Inc. -
              Welch Bend Apartments Project) Series
              1996A, (FNMA COLL), Mandatory Put 01/01/07
              @ 100,
              5.500% 01/01/27...........................  Aaa       AAA          1,051

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,250     Montgomery County, Tennessee, GO Refunding,
              Series 2004, (FGIC Insured),
              5.000% 05/01/14...........................  Aaa       AAA         $1,394
  1,000     Overton County, Tennessee, GO, (MBIA
              Insured),
              5.000% 04/01/16...........................  Aaa       AAA          1,103
  1,645     Rutherford County, Tennessee, Public
              Improvement GO, Series 1996,
              6.000% 04/01/06...........................  Aa2       AA           1,746
  1,030     Shelby County, Tennessee, GO Refunding,
              Series 1996B,
              5.200% 12/01/09...........................  Aa2       AA+          1,106
  1,000     Shelby County, Tennessee, GO Refunding,
              Series 1999B,
              5.250% 04/01/11...........................  Aa2       AA+          1,124
    490     Shelby County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              (Methodist Health Systems) Series 1995,
              (MBIA Insured),
              6.250% 08/01/09...........................  Aaa       AAA            566
  1,000     Shelby County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              (St. Jude's Children's Research Project)
              Series 1999,
              5.375% 07/01/24...........................  Aa2       AA           1,040
     10     Shelby County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              Unrefunded Balance, (Methodist Health
              Systems Project) Series 1995, (MBIA
              Insured),
              6.250% 08/01/09...........................  Aaa       AAA             11
    400     Shelby County, Tennessee, Public Improvement
              GO Refunding, Series 1999A,
              4.750% 05/01/21...........................  Aa2       AA+            408
    500     Shelby County, Tennessee, Public Improvement
              GO, Series 1996A,
              5.625% 06/01/06...........................  Aa2       AA+            531

PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Tennessee State, GO, Series 1999B, (FSA
              Insured),
              5.250% 05/01/17...........................  Aaa       AAA         $2,222
  2,500     Tennessee, Housing Development Agency,
              Revenue, (Home Ownership Program) Series
              1997-3A, AMT,
              3.627%& 01/01/08..........................  Aa2       AA           2,224
  1,085     Tennessee, Housing Development Agency,
              Revenue, (Home Ownership Program) Series
              1998, AMT,
              4.750% 07/01/08...........................  Aa2       AA           1,149
  1,135     Tennessee, Housing Development Agency,
              Revenue, (Home Ownership Program) Series
              1998, AMT,
              4.850% 07/01/09...........................  Aa2       AA           1,204
  1,500     Tennessee, Tennergy Corporation, Gas
              Revenue, Series 1999, (MBIA Insured),
              5.000% 06/01/07...........................  Aaa       AAA          1,613
  1,200     Williamson County, Tennessee, GO, Series
              2000, Prerefunded 03/01/10 @ 100,
              5.350% 03/01/17...........................  Aa1       AA+          1,346
                                                                                ------
                                                                                52,606
                                                                                ------
            FLORIDA -- 1.8%
  1,000     Okeechobee County, Florida, Solid Waste
              Revenue, (Various Disposal-Waste
              Management/Landfill) Series 2004A,
              4.200% 07/01/39...........................  Baa1      BBB          1,017
                                                                                ------
            ILLINOIS -- 1.9%
  1,000     Chicago, Illinois, GO Refunding, Series
              2004A, (FSA Insured),
              5.250% 01/01/17...........................  Aaa       AAA          1,106
                                                                                ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S     S&P
 AMOUNT                                                        RATINGS          VALUE
  (000)                                                      (UNAUDITED)        (000)
---------------------------------------------------------------------------------------
            NORTH CAROLINA -- 0.9%
 $  500     Haywood County, North Carolina, Industrial
              Facilities and Pollution
              Control Financing Authority, Solid Waste
              Disposal Revenue,
              (Champion International Corporation
              Project) Series 1993, AMT,
              5.500% 10/01/18...........................  Baa2      BBB         $  508
                                                                                ------
            TEXAS -- 1.8%
  1,000     Texas State, Public Finance Authority, GO
              Refunding, Series 1997,
              5.000% 10/01/15...........................  Aa1       AA           1,059
                                                                                ------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $53,006)................................................    56,296
                                                                                ------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.6%
              (Cost $318)
    318     Nations Tax-Exempt Reserves,
              Capital Class#............................................       318
                                                                           -------
            TOTAL INVESTMENTS
              (Cost $53,324*).................................      98.9%   56,614
                                                                           -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       1.1%      654
                                                                           -------
            NET ASSETS........................................     100.0%  $57,268
                                                                           =======

---------------

 * Federal income tax information (see Note 8).

 & Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Tennessee Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

FSA                                               15.43%
AMBAC                                             10.32%
MBIA                                              10.08%

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Hospital Revenue                                  11.48%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.0%
            TEXAS -- 94.0%
 $1,000     Allen, Texas, Independent School District,
              GO, Series 2004, (PSF-GTD Insured),
              5.000% 02/15/17...........................  Aaa       AAA    $  1,080
  2,025     Arlington, Texas, Independent School
              District, GO Refunding, Series 2004,
              (PSF-GTD),
              5.000% 02/15/16...........................  Aaa       AAA       2,200
  3,410     Austin, Texas, Electric Utility System
              Revenue Refunding, Series 2002, (FSA
              Insured),
              5.500% 11/15/12...........................  Aaa       AAA       3,902
  2,000     Austin, Texas, Electric Utility System
              Revenue Refunding, Series 2002A, (AMBAC
              Insured),
              5.500% 11/15/13...........................  Aaa       AAA       2,295
  4,000     Austin, Texas, Independent School District,
              GO, Series 2004, (PSF-GTD Insured),
              5.000% 08/01/12...........................  Aaa       AAA       4,432
  3,905     Austin, Texas, Public Improvement GO, Series
              2001
              5.000% 09/01/13...........................  Aa2       AA+       4,288
    500     Austin, Texas, Public Improvement, GO,
              Series 1999,
              5.375% 09/01/18...........................  Aa2       AA+         549
  2,500     Austin, Texas, Utility System Revenue
              Refunding, Series 1992, (AMBAC Insured),
              3.163%& 11/15/09..........................  Aaa       AAA       2,128
  1,030     Barbers Hill, Texas, Independent School
              District, GO Refunding, Series 2003,
              (PSF-GTD),
              5.000% 02/15/22...........................  Aaa       AAA       1,074
  2,585     Belton, Texas, Independent School District,
              GO Refunding, Series 1998, (PSF-GTD),
              5.250% 08/15/08...........................  Aaa       AAA       2,841
  4,115     Cedar Hill, Texas, Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.234%& 08/15/16..........................  Aaa       AAA       2,228

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $2,840     Cedar Hill, Texas, Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.367%& 08/15/17..........................  Aaa       AAA    $  1,436
  2,065     Corpus Christi, Texas, Business and Job
              Development Corporation, Sales Tax
              Revenue, (Arena Project) Series 2002,
              (AMBAC Insured),
              5.500% 09/01/14...........................  Aaa       AAA       2,347
  1,250     Corpus Christi, Texas, Business and Job
              Development Corporation, Sales Tax
              Revenue, (Arena Project) Series 2002,
              (AMBAC Insured),
              5.500% 09/01/18...........................  Aaa       AAA       1,395
  1,655     Corpus Christi, Texas, GO, Series 2002, (FSA
              Insured),
              5.500% 09/01/15...........................  Aaa       AAA       1,877
  1,000     Corpus Christi, Texas, Utility System
              Revenue Refunding, Series 2002, (FSA
              Insured),
              5.000% 07/15/14...........................  Aaa       AAA       1,092
  1,045     Dallas County, Texas, GO, Series 2000,
              5.000% 08/15/09...........................  Aaa       AAA       1,152
  1,000     Dallas, Texas, GO Refunding, Series 2003A,
              5.000% 02/15/09...........................  Aa1       AA+       1,097
  1,300     Dallas, Texas, Waterworks and Sewer System
              Revenue Refunding, Series 2001,
              5.000% 10/01/12...........................  Aa2       AA+       1,420
  1,000     Dallas, Texas, Waterworks and Sewer System
              Revenue Refunding, Series 2002,
              5.500% 10/01/12...........................  Aa2       AA+       1,132
    500     Dallas-Fort Worth, Texas, Regional Airport
              Revenue Refunding, Series 1994A, (MBIA
              Insured),
              6.000% 11/01/09...........................  Aaa       AAA         502
  2,500     El Paso, Texas, Water and Sewer Revenue
              Refunding, Series 2003, (AMBAC Insured),
              5.000% 03/01/11...........................  Aaa       AAA       2,759

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,000     Fort Bend, Texas, Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.250% 08/15/19...........................  Aaa       AAA    $  1,093
    400     Fort Worth, Texas, Higher Education
              Financial Corporation, Higher Education
              Revenue, (Texas Christian University
              Project) Series 1997,
              5.000% 03/15/17...........................  Aa3       AA-         422
  1,905     Garland, Texas, GO, Series 1998,
              5.000% 02/15/12...........................  Aa2       AA        2,051
  2,665     Goose Creek, Texas, Conservative Independent
              School District, GO Refunding, Series
              2003, (PSF-GTD),
              4.500% 02/15/14...........................  Aaa       AAA       2,837
  1,000     Grapevine, Texas, GO, Series 2000, (FGIC
              Insured),
              5.800% 08/15/19...........................  Aaa       AAA       1,136
  4,870     Harlandale, Texas, Independent School
              District, GO Refunding, Series 2004,
              (PSF-GTD),
              5.250% 08/15/16...........................  Aaa       AAA       5,422
  1,120     Harris County, Texas, GO Refunding, Series
              2002,
              5.000% 10/01/08...........................  Aa1       AA+       1,225
  1,400     Harris County, Texas, GO, Series 1995
              5.000% 10/01/17...........................  Aa1       AA+       1,447
  3,155     Harris County, Texas, Health Facilities
              Development Authority, Revenue, (Memorial
              Hospital Systems Project) Series 1997A,
              (MBIA Insured),
              6.000% 06/01/10...........................  Aaa       AAA       3,611
  2,000     Harris County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Christus Health Project) Series 1999A,
              (MBIA Insured),
              5.500% 07/01/10...........................  Aaa       AAA       2,221
  2,780     Harris County, Texas, Health Facilities
              Development Corporation, Revenue, (St.
              Luke's Episcopal Hospital Project) Series
              2001A,
              5.625% 02/15/16...........................  Aa3       AA-       3,016

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,000     Harris County, Texas, Health Facilities
              Development Corporation, Revenue, Series
              1999A, (MBIA Insured),
              5.250% 07/01/07...........................  Aaa       AAA    $  1,080
    750     Harris County, Texas, Port Houston
              Authority, Revenue Refunding, Series
              2000B, AMT,
              5.500% 10/01/07...........................  Aa1       AA+         815
  2,000     Harris County, Texas, Revenue Refunding,
              (Tax & Sub Lien) Series 2004B, (FSA
              Insured), Mandatory Put 08/15/12 @ 100,
              5.000% 08/15/32...........................  Aaa       AAA       2,188
  1,000     Harris County, Texas, Toll Road Revenue
              Refunding, Senior Lien, Series 2002, (FSA
              Insured),
              5.375% 08/15/10...........................  Aaa       AAA       1,126
    735     Harris County, Texas, Toll Road Revenue
              Refunding, Series 2002, (FSA Insured),
              5.375% 08/15/11...........................  Aaa       AAA         832
  3,000     Houston, Texas, Area Water Corporation
              Contract Revenue, (Northeast Water
              Purification Project) Series 2002, (FGIC
              Insured),
              5.500% 03/01/18...........................  Aaa       AAA       3,367
  1,000     Houston, Texas, Community College System
              Revenue Refunding, Junior Lien, (Student
              Fee Project) Series 2001A,
              5.375% 04/15/15...........................  Aaa       AAA       1,111
  1,195     Houston, Texas, Hotel Occupancy Tax and
              Special Revenue, Series 2001B, (AMBAC
              Insured),
              5.250% 09/01/19...........................  Aaa       AAA       1,305
  1,265     Houston, Texas, Hotel Occupancy Tax and
              Special Revenue, Series 2001B, (AMBAC
              Insured),
              5.250% 09/01/20...........................  Aaa       AAA       1,372
  2,265     Houston, Texas, Utilities System Revenue
              Refunding, (Combined First Lien) Series
              2004A, (MBIA Insured),
              5.250% 05/15/14...........................  Aaa       AAA       2,554

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $4,000     Houston, Texas, Water and Sewer Systems
              Revenue Refunding, Junior Lien, Series
              1996A, (FGIC Insured),
              5.250% 12/01/25...........................  Aaa       AAA    $  4,317
  5,000     Houston, Texas, Water and Sewer Systems
              Revenue Refunding, Junior Lien, Series
              1997A, (FGIC Insured),
              5.375% 12/01/27...........................  Aaa       AAA       5,534
  1,000     Jefferson County, Texas, GO Refunding,
              Series 2002, (FGIC Insured),
              5.750% 08/01/14...........................  Aaa       AAA       1,151
     50     Johnson City, Texas, Independent School
              District, GO Refunding, Series 2003,
              (PSF-GTD),
              3.000% 02/15/09...........................  Aaa       AAA          51
  2,000     Klein, Texas, Independent School District,
              GO, Series 1999A, (PSF-GTD),
              5.125% 08/01/15...........................  Aaa       AAA       2,156
  1,740     La Marque, Texas, Independent School
              District, GO Refunding, Series 2003,
              (PSF-GTD),
              5.000% 02/15/21...........................  Aaa       AAA       1,826
  5,000     North Central Texas, Health Facilities
              Development Corporation, Health Facilities
              Revenue, (Presbyterian Healthcare
              Residential Project) Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16...........................  Aaa       AAA       5,832
  3,000     North Central, Texas, Health Facilities
              Development Corporation,
              Revenue Refunding, (Baylor Health Care
              Systems Project) Series 1995,
              5.500% 05/15/13...........................  Aa3       AA-       3,130
  3,000     North Texas, Tollway Authority, Dallas North
              Tollway System Revenue Refunding, Series
              2003B, (AMBAC Insured), Mandatory Put
              07/01/08 @ 100,
              5.000% 01/01/38...........................  Aaa       AAA       3,262

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $3,285     Northside, Texas, Independent School
              District, GO Refunding, Series 2002A,
              (PSF-GTD),
              5.250% 02/15/20...........................  Aaa       AAA    $  3,521
  1,500     Pearland, Texas, Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.500% 02/15/20...........................  Aaa       AAA       1,629
  1,835     Plano, Texas, Independent School District,
              GO, Series 1995, (PSF-GTD),
              7.000% 02/15/05...........................  Aaa       AAA       1,872
  3,000     Plano, Texas, Independent School District,
              GO, Series 2004, (PSF-GTD),
              5.000% 02/15/14...........................  Aaa       AAA       3,316
  1,190     Rio Grande City, Texas, Conservative
              Independent School District, GO, Series
              2002, (PSF-GTD),
              5.000% 08/15/19...........................  Aaa       AAA       1,260
  5,600     Round Rock, Texas, Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.000% 08/01/18...........................  Aaa       AAA       5,994
  3,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-      3,276
  2,250     San Antonio, Texas, Electric and Gas Systems
              Revenue Refunding, Series 2002,
              5.250% 02/01/12...........................  Aa1       AA+       2,524
  1,500     San Antonio, Texas, Electric and Gas
              Systems, GO Refunding, Series 1998A,
              5.250% 02/01/16...........................  Aa1       AA+       1,627
  2,000     San Antonio, Texas, GO, (CTFS Obligation)
              Series 2001,
              5.000% 02/01/09...........................  Aa2       AA+       2,188
     30     San Antonio, Texas, GO, (CTFS Obligation)
              Series 2002, Prerefunded, (Escrowed to
              Maturity),
              5.000% 02/01/11...........................  Aa2       AA+          33
  1,970     San Antonio, Texas, GO, (CTFS Obligation)
              Series 2002, Unrefunded Balance,
              5.000% 02/01/11...........................  Aa2       AA+       2,172

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,480     San Antonio, Texas, GO, (Forward) Series
              2001, Unrefunded Balance,
              5.250% 08/01/13...........................  Aa2       AA+    $  1,666
     20     San Antonio, Texas, GO, (Forward-General
              Improvements) Series 2001, Prerefunded,
              (Escrowed to Maturity),
              5.250% 08/01/13...........................  Aa2       AA+          23
  1,380     San Antonio, Texas, GO, (General
              Improvements) Series 2003, Unrefunded
              Balance,
              5.000% 08/01/09...........................  Aa2       AA+       1,517
    120     San Antonio, Texas, GO, (General
              Improvements-Forward) Series 2003,
              Prerefunded, (Escrowed to Maturity),
              5.000% 08/01/09...........................  Aa2       AA+         132
  1,000     San Antonio, Texas, Independent School
              District, GO, (PSF-GTD),
              5.500% 08/15/24...........................  Aaa       AAA       1,089
  1,260     South Texas, Community College District, GO,
              Series 2002, (AMBAC Insured),
              5.250% 08/15/10...........................  Aaa       AAA       1,408
  1,170     Sugar Land, Texas, GO Refunding, Series
              2003, (FGIC Insured),
              5.000% 02/15/11...........................  Aaa       AAA       1,291
  1,000     Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Harris Methodist Health Systems
              Project) Series 1994, (MBIA-IBC Insured),
              6.000% 09/01/10...........................  Aaa       AAA       1,144
  3,300     Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Texas Health Resources Systems
              Project) Series 1997A, (MBIA Insured),
              5.750% 02/15/08...........................  Aaa       AAA       3,642
  1,355     Tarrant County, Texas, Hospital District
              Revenue, Series 2002, (MBIA Insured),
              5.500% 08/15/13...........................  Aaa       AAA       1,518

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $3,860     Texas A&M University, Permanent University
              Funds Revenue Refunding, Series 2003,
              5.250% 07/01/14...........................  Aaa       AAA    $  4,320
  1,000     Texas State, College Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11...........................  Aa1       AA        1,002
  1,000     Texas State, College Student Loan Authority,
              GO, Series 1996, AMT,
              5.000% 08/01/12...........................  Aa1       AA        1,023
  1,425     Texas State, College Student Loan Authority,
              GO, Series 1997, AMT, (GTD STD LNS),
              5.000% 08/01/05...........................  Aa1       AA        1,463
  2,015     Texas State, College Student Loan Authority,
              GO, Series 1999, AMT,
              5.000% 08/01/07...........................  Aa1       AA        2,154
    455     Texas State, GO, Series 1999,
              5.250% 08/01/21...........................  Aa1       AA          491
  1,200     Texas State, Public Finance Authority, GO
              Refunding, Series 1996C,
              6.000% 10/01/06...........................  Aa2       AA        1,294
  3,500     Texas State, Texas A&M University Revenue,
              Series 1999,
              5.500% 05/15/20...........................  Aa1       AA+       3,816
  1,000     Texas State, Texas A&M University, Financing
              System Revenue, Series 1996,
              5.750% 05/15/06...........................  Aa1       AA+       1,062
  3,250     Texas State, Turnpike Authority of Dallas,
              North Tollway Revenue, (President George
              Bush Turnpike Project) Series 1996, (AMBAC
              Insured),
              3.008%& 01/01/09..........................  Aaa       AAA       2,862
    375     Texas State, Veterans Housing Assistance, GO
              Refunding, Series 1994C,
              6.400% 12/01/09...........................  Aa1       AA          384
  3,000     Texas State, Water Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12...........................  Aaa       AAA       3,235
  1,500     Texas State, Water Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21...........................  Aaa       AAA       1,653

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $5,000     Texas State, Water Development GO, Series
              1997,
              5.250% 08/01/28...........................  Aa1       AA     $  5,231
  1,000     Texas Tech University, Revenue Refunding,
              Series 2003, (AMBAC Insured),
              5.000% 02/15/11...........................  Aaa       AAA       1,103
  1,000     Texas, Alamo Community College District,
              Revenue Refunding, (Combined Fee) Series
              2001, (FSA Insured),
              5.375% 11/01/16...........................  Aaa       AAA       1,116
  1,875     Texas, Gulf Coast Waste Disposal Authority,
              Bayport Area System Revenue, Series 2002,
              (AMBAC Insured),
              5.000% 10/01/12...........................  Aaa       AAA       2,061
  3,000     Texas, Lower Colorado River Authority,
              Revenue Refunding, Series 1999B, (FSA
              Insured),
              6.000% 05/15/08...........................  Aaa       AAA       3,363
  2,085     Texas, Lower Colorado River Authority,
              Revenue, Series 2003, (FSA Insured),
              5.250% 05/15/11...........................  Aaa       AAA       2,334
  1,000     Texas, North Harris Montgomery Community
              College District, GO Refunding, Series
              2002, (FGIC Insured),
              5.375% 02/15/16...........................  Aaa       AAA       1,115
  1,500     Texas, North Harris Montgomery Community
              College District, GO, Series 2001, (MBIA
              Insured),
              5.375% 02/15/16...........................  Aaa       AAA       1,646
  4,000     Texas, Red River Authority, PCR Refunding,
              Series 1991, (AMBAC Insured),
              5.200% 07/01/11...........................  Aaa       AAA       4,113
  1,000     Texas, Sabine River Authority, PCR, (TXU
              Electric Company Project), Series 2001B,
              5.750% 05/01/30...........................  Baa2      BBB       1,061
  1,000     Texas, Trinity River Authority, PCR, (Texas
              Instruments Inc. Project) Series 1996,
              AMT,
              6.200% 03/01/20...........................  A2        A         1,042

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Travis County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Ascension Health Credit Project) Series
              1999A, (AMBAC Insured), Prerefunded
              11/15/09 @ 101,
              5.875% 11/15/24...........................  Aaa       AAA    $    576
  4,085     Travis County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Ascension Health Credit Project) Series
              1999A, (MBIA Insured),
              5.750% 11/15/09...........................  Aaa       AAA       4,612
  5,000     University of Texas, Permanent University
              Funds Revenue Refunding, Series 2002A,
              5.000% 07/01/07...........................  Aaa       AAA       5,388
  2,500     University of Texas, University Financing
              Systems Revenue, Series 2001B,
              5.375% 08/15/15...........................  Aaa       AAA       2,820
  1,000     University of Texas, University Financing
              Systems Revenue, Series 2003A,
              5.375% 08/15/15...........................  Aaa       AAA       1,122
  5,365     Waxahachie, Texas, Independent School
              District, Capital Appreciation GO, Series
              2000, (PSF-GTD), Prerefunded 08/15/10 @
              63.473,
              5.134%& 08/15/17..........................  Aaa       AAA       2,793
  4,545     Waxahachie, Texas, Independent School
              District, Capital Appreciation GO, Series
              2000, (PSF-GTD), Prerefunded 08/15/10 @
              72.803,
              4.794%& 08/15/15..........................  Aaa       AAA       2,714
    210     Waxahachie, Texas, Independent School
              District, Capital Appreciation GO,
              Unrefunded Balance, Series 2000,
              (PSF-GTD),
              5.093%& 08/15/15..........................  Aaa       AAA         121

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  245     Waxahachie, Texas, Independent School
              District, Capital Appreciation GO,
              Unrefunded Balance, Series 2000,
              (PSF-GTD),
              5.387%& 08/15/17..........................  Aaa       AAA    $    124
  1,440     West University Place, Texas, Permanent
              Improvement GO Refunding, Series 2002
              5.500% 02/01/15...........................  Aa2       AA        1,621
  1,910     White Settlement, Texas, Independent School
              District, GO Refunding, Series 2003,
              (PSF-GTD),
              5.375% 08/15/19...........................  Aaa       AAA       2,104
                                                                           --------
                                                                            226,497
                                                                           --------
            FLORIDA -- 0.4%
  1,000     Florida, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              (United Dominion Realty Trust - Andover
              Project) Series 1996E, AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26...........................  Baa2      BBB       1,030
                                                                           --------
            ILLINOIS -- 0.7%
  1,500     Kane County, Illinois, Forest Preservation
              District, GO, Series 1999,
              5.375% 12/30/14...........................  Aa3       AA        1,689
                                                                           --------
            KANSAS -- 0.5%
  1,150     Kansas, University Hospital Authority,
              Revenue, (Kansas University Health System
              Project) Series 1999A, (AMBAC Insured),
              5.250% 09/01/11...........................  Aaa       AAA       1,267
                                                                           --------
            MISSISSIPPI -- 1.2%
  2,600     Warren County, Mississippi, Environmental
              Improvement Revenue Refunding,
              (International Paper Company Project)
              Series 2000A, AMT,
              6.700% 08/01/18...........................  Baa2      BBB       2,838
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            OHIO -- 0.4%
 $1,000     Lucas County, Ohio, Hospital Revenue,
              (Flower Hospital Project) Series 1993,
              Prerefunded 12/01/04 @ 101,
              6.125% 12/01/13...........................  Baa2      BBB    $  1,017
                                                                           --------
            OKLAHOMA -- 0.6%
  1,400     Oklahoma, Housing Development Authority,
              Revenue, Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...........................  Aa3       AA-       1,447
                                                                           --------
            SOUTH CAROLINA -- 0.8%
  1,500     Calhoun County, South Carolina, Solid Waste
              Disposal Facility Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-      1,886
                                                                           --------
            TENNESSEE -- 1.9%
  3,135     Chattanooga-Hamilton County, Tennessee,
              Hospital Authority, Revenue Refunding,
              (Erlanger Medical Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07...........................  Aaa       AAA       3,423
  1,000     Metropolitan Government, Nashville and
              Davidson County, Tennessee, Electric
              Revenue, Series 1998B,
              5.500% 05/15/13...........................  Aa3       AA        1,148
                                                                           --------
                                                                              4,571
                                                                           --------
            WASHINGTON -- 0.5%
  1,000     Washington State, Motor Vehicle Fuel Tax, GO
              Refunding, Series 2001R-B,
              5.000% 09/01/09...........................  Aa1       AA        1,099
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $229,081)...........................................    243,341
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 1.5%
              (Cost $3,718)
  3,718     Nations Tax-Exempt Reserves, Capital Class#.................   $  3,718
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $232,799*)................................     102.5%   247,059
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (2.5)%   (6,089)
                                                                           --------
            NET ASSETS........................................     100.0%  $240,970
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

PSF-GTD                                           22.91%
MBIA                                              11.77%
AMBAC                                             11.39%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Prerefunded                                       14.85%
Education Revenue                                 12.12%
Hospital Revenue                                  11.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.3%
            VIRGINIA -- 82.0%
 $ 2,000    Alexandria, Virginia, Redevelopment and
              Housing Authority, Multi-Family Housing
              Mortgage Revenue, (Buckingham Village
              Apartments Project) Series 1996A, AMT,
              6.050% 07/01/16...........................  Aa3       AA-    $  2,070
   3,285    Arlington County, Virginia, GO Refunding,
              Series 1993,
              6.000% 06/01/12...........................  Aaa       AAA       3,904
   3,865    Arlington County, Virginia, GO, Series 1999,
              (State Aid Withholding),
              5.250% 06/01/16...........................  Aaa       AAA       4,304
   1,000    Arlington County, Virginia, Hospital
              Revenue, Series 2001,
              5.500% 07/01/13...........................  A2        A         1,105
   1,000    Arlington County, Virginia, Industrial
              Development Authority, Facilities Revenue,
              (The Nature Conservancy Project) Series
              1997A, Prerefunded 07/01/07 @ 102,
              5.450% 07/01/27...........................  Aa1       AA+       1,109
   3,280    Arlington County, Virginia, Industrial
              Development Authority, Revenue, (Ogden
              Martin Systems of Union-Alexandria/
              Arlington Project) Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/09...........................  Aaa       AAA       3,572
   1,855    Arlington County, Virginia, Industrial
              Development Authority, Revenue, (Ogden
              Martin Systems of Union-Alexandria/
              Arlington Project) Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/10...........................  Aaa       AAA       1,998
   1,000    Charlottesville-Albemarle, Virginia, Airport
              Authority, Revenue Refunding, Series 1995,
              AMT,
              6.125% 12/01/09...........................  Baa2      BBB       1,049
   6,195    Chesapeake, Virginia, GO Refunding, Series
              1993,
              5.125% 12/01/05...........................  Aa2       AA        6,439

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesapeake, Virginia, GO, Series 1998,
              (State Aid Withholding),
              4.650% 08/01/11...........................  Aa2       AA     $  1,071
   1,000    Chesapeake, Virginia, Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20...........................  Aa2       AA        1,063
   2,000    Chesapeake, Virginia, Water and Sewer GO,
              Series 1995A, (State Aid Withholding),
              Prerefunded 12/01/05 @ 102,
              7.000% 12/01/09...........................  Aa2       AA        2,163
     265    Chesterfield County, Virginia, Water and
              Sewer Authority, Revenue Refunding, Series
              1992,
              6.200% 11/01/05...........................  Aaa       AAA         266
   1,320    Covington-Allegheny County, Virginia,
              Industrial Development Authority, PCR
              Refunding, (Westvaco Corporation Project)
              Series 1994,
              5.900% 03/01/05...........................  Baa2      BBB       1,336
   2,865    Fairfax County, Virginia, Economic
              Development Authority Transportation
              Contract Revenue, (Route 28 Project)
              Series 2004, (MBIA Insured),
              5.000% 04/01/24...........................  Aaa       AAA       3,113
  11,585    Fairfax County, Virginia, Economic
              Development Authority, Resource Recovery,
              Revenue Refunding, Series 1998A, AMT,
              (AMBAC Insured),
              5.950% 02/01/07...........................  Aaa       AAA      12,535
   3,385    Fairfax County, Virginia, Economic
              Development Authority, Resource Recovery,
              Revenue Refunding, Series 1998A, AMT,
              (AMBAC Insured),
              6.050% 02/01/09...........................  Aaa       AAA       3,796
   1,000    Fairfax County, Virginia, GO, Series 1998,
              (State Aid Withholding),
              4.800% 04/01/10...........................  Aa1       AA+       1,081

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 5,000    Fairfax County, Virginia, GO, Series 2002A,
              (State Aid Withholding),
              5.000% 06/01/10...........................  Aaa       AAA    $  5,547
   1,000    Fairfax County, Virginia, Industrial
              Development Authority, Health Care Revenue
              Refunding, (Inova Health Systems Project)
              Series 1993, (MBIA-IBC Insured),
              5.250% 08/15/19...........................  Aaa       AAA       1,125
     500    Fairfax County, Virginia, Industrial
              Development Authority, Health Care Revenue
              Refunding, (Inova Health Systems Project)
              Series 1996,
              5.500% 08/15/10...........................  Aa2       AA          530
   3,000    Fairfax County, Virginia, Public Improvement
              GO, Series 1997, (State Aid Withholding),
              5.250% 06/01/17...........................  Aaa       AAA       3,133
   1,450    Fairfax County, Virginia, Public Improvement
              GO, Series 1997A,
              5.125% 06/01/11...........................  Aaa       AAA       1,513
   1,000    Fairfax County, Virginia, Public Improvement
              GO, Series 1999B,
              5.500% 12/01/16...........................  Aaa       AAA       1,108
   3,000    Fairfax County, Virginia, Water and Sewer
              Authority, Water Revenue, Series 2000,
              5.625% 04/01/25...........................  Aaa       AAA       3,308
   3,000    Fairfax County, Virginia, Water and Sewer
              Authority, Water Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22...........................  Aaa       AAA       3,308
     550    Giles County, Virginia, Industrial
              Development Authority, Exempt Facilities
              Revenue, (Hoechst Celanese Corporation
              Project) Series 1995, AMT,
              5.950% 12/01/25...........................  Baa2      BBB         501

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Giles County, Virginia, Industrial
              Development Authority, Solid Waste
              Disposal Facilities Revenue, (Hoechst
              Celanese Corporation Project) Series 1992,
              AMT,
              6.625% 12/01/22...........................  Baa2      BBB    $  2,964
   1,000    Hanover County, Virginia, Industrial
              Development Authority Revenue, (Memorial
              Regional Medical Center Project) Series
              1995, (MBIA Insured),
              5.500% 08/15/25...........................  Aaa       AAA       1,042
     500    Hanover County, Virginia, Industrial
              Development Authority, Revenue, (Bon
              Secours Health Systems Project) Series
              1995, (MBIA Insured),
              5.500% 08/15/25...........................  Aaa       AAA         521
   1,300    Henrico County, Virginia, GO, Series 2002,
              5.000% 04/01/15...........................  Aaa       AAA       1,430
     500    Henrico County, Virginia, Industrial
              Development Authority, Public Facilities
              Lease Revenue, Series 1994, Prerefunded
              08/01/05 @ 102
              7.000% 08/01/13...........................  Aa2       AA          532
   3,500    Henrico County, Virginia, Industrial
              Development Authority, Solid Waste
              Revenue, (Browning-Ferris Project) Series
              1995, AMT, (GTY-AGMT), Mandatory Put
              12/01/05 @ 100,
              5.300% 12/01/11...........................  B1        BB-       3,480
   1,915    James City and County, Virginia, GO, Series
              1995, (FGIC Insured, State Aid
              Withholding), Prerefunded 12/15/05 @ 102,
              5.000% 12/15/08...........................  Aaa       AAA       2,029

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   700    James City and County, Virginia, GO, Series
              1995, (FGIC Insured, State Aid
              Withholding), Prerefunded 12/15/05 @ 102,
              5.250% 12/15/14...........................  Aaa       AAA    $    744
   2,335    James City and County, Virginia, Public
              Improvement GO Refunding, Series 2003,
              5.000% 12/15/12...........................  Aa3       AA        2,615
   2,175    James City and County, Virginia, Public
              Improvement GO Refunding, Series 2003,
              5.000% 12/15/13...........................  Aa3       AA        2,438
   1,000    Loudoun County, Virginia, GO Refunding,
              Series 1998B, (State Aid Withholding),
              5.250% 12/01/15...........................  Aa1       AA+       1,149
   2,600    Loudoun County, Virginia, GO, Series 2000B,
              (State Aid Withholding),
              5.250% 01/01/17...........................  Aa1       AA+       2,886
   1,500    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.500% 06/01/08...........................  Aaa       AAA       1,559
   1,765    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.600% 06/01/09...........................  Aaa       AAA       1,832
     500    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.800% 06/01/20...........................  Aaa       AAA         522
     510    Loudoun County, Virginia, Public Improvement
              GO, Series 2001C, (State Aid Withholding),
              5.000% 11/01/14...........................  Aa1       AA+         564

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,140    Lynchburg, Virginia, Public Improvement GO,
              Series 1997,
              5.400% 05/01/17...........................  Aa3       AA     $  1,216
   1,000    Medical College of Virginia, Hospital
              Authority, General Revenue, Series 1998,
              (MBIA Insured),
              4.800% 07/01/11...........................  Aaa       AAA       1,069
   2,000    Montgomery County, Virginia, Industrial
              Development Lease Authority, Revenue,
              Series 2000B, (AMBAC Insured),
              5.500% 01/15/22...........................  Aaa       AAA       2,221
   1,000    Newport News, Virginia, GO, Series 1998,
              5.000% 03/01/18...........................  Aa2       AA        1,071
   3,500    Norfolk, Virginia, Capital Improvement GO
              Refunding, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 07/01/11...........................  Aaa       AAA       3,821
   1,000    Norfolk, Virginia, Capital Improvement GO
              Refunding, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 07/01/13...........................  Aaa       AAA       1,092
   4,960    Norfolk, Virginia, Capital Improvement GO
              Refunding, Series 2002B,
              5.250% 07/01/11...........................  Aaa       AAA       5,592
   2,250    Norfolk, Virginia, Redevelopment and Housing
              Authority, Educational Facilities Revenue,
              (Tidewater Community College Campus
              Project) Series 1995, Prerefunded 11/01/05
              @ 102,
              5.875% 11/01/15...........................  Aa1       AA+       2,397
   2,000    Norfolk, Virginia, Water Revenue, Series
              1995, (MBIA Insured),
              5.700% 11/01/10...........................  Aaa       AAA       2,121
   2,680    Portsmouth, Virginia, GO Refunding, Series
              2001A, Prerefunded 6/1/08 @ 100, (FGIC
              Insured),
              5.500% 06/01/17...........................  Aaa       AAA       2,976

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,060    Portsmouth, Virginia, GO Refunding, Series
              2003,
              5.000% 07/01/19...........................  Aaa       AAA    $  2,234
   4,385    Portsmouth, Virginia, GO Refunding, Series
              2003, (FSA Insured),
              5.000% 07/01/17...........................  Aaa       AAA       4,814
   1,030    Portsmouth, Virginia, GO, Unrefunded
              Balance, Series 2001A, (FGIC Insured),
              5.500% 06/01/17...........................  Aaa       AAA       1,124
     670    Prince William County, Virginia, Industrial
              Development Authority, Hospital Revenue
              Refunding, (Potomac Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05...........................  Aaa       AAA         685
   1,000    Prince William County, Virginia, Industrial
              Development Authority, Lease Revenue,
              (ATCC Project) Series 1996,
              6.000% 02/01/14...........................  Aa3       AA-       1,041
     500    Prince William County, Virginia, Park
              Authority, Revenue, Series 1994,
              Prerefunded 10/15/04 @ 102,
              6.875% 10/15/16...........................  Baa2      BBB         511
   3,350    Prince William County, Virginia, Service
              Authority, Water and Sewer System Revenue
              Refunding, Series 2003,
              5.000% 07/01/13...........................  Aa2       AA        3,737
   1,000    Richmond, Virginia, GO Refunding, Series
              1995B, (FGIC Insured, State Aid
              Withholding),
              5.000% 01/15/21...........................  Aaa       AAA       1,045
   1,000    Richmond, Virginia, Metropolitan Authority
              Expressway Revenue, Series 1998, (FGIC
              Insured),
              5.250% 07/15/17...........................  Aaa       AAA       1,131
   2,855    Richmond, Virginia, Public Improvement GO
              Refunding, Series 1999A, (FSA Insured),
              5.000% 01/15/19...........................  Aaa       AAA       3,054

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,430    Richmond, Virginia, Public Improvement GO,
              Series 1993B, (State Aid Withholding),
              5.500% 07/15/09...........................  Aa3       AA     $  1,608
   2,150    Richmond, Virginia, Public Improvement GO,
              Series 2002A,
              5.250% 07/15/11...........................  Aaa       AAA       2,426
   1,115    Roanoke County, Virginia, IDR, (Hollins
              College Project) Series 1998,
              5.200% 03/15/17...........................  A2        A         1,171
   4,000    Roanoke, Virginia, Industrial Development
              Authority, Hospital Revenue, (Carilion
              Health System Project) Series 2002A,
              5.250% 07/01/12...........................  Aaa       AAA       4,471
   1,100    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.375% 07/15/05...........................  Aaa       AAA       1,123
   1,900    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.400% 07/15/06...........................  Aaa       AAA       1,985
   2,000    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.400% 07/15/07...........................  Aaa       AAA       2,126
   3,535    Staunton, Virginia, Industrial Development
              Authority, Educational Facilities Revenue,
              (Mary Baldwin College Project) Series
              1996,
              6.600% 11/01/14...........................  Baa2      BBB       3,721
   5,800    Suffolk, Virginia, Redevelopment and Housing
              Authority, Multi-Family Housing Revenue
              Refunding, (Windsor Ltd. Partnership
              Project) Series 2001, (FNMA Insured),
              Mandatory Put 07/01/11 @ 100,
              4.850% 07/01/31...........................  Aaa       AAA       6,296
   2,300    Virginia Beach, Virginia, GO Refunding,
              Series 1993,
              5.400% 07/15/08...........................  Aa1       AA+       2,547

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   500    Virginia Beach, Virginia, Public Improvement
              GO Refunding, Series 1994, (State Aid
              Withholding), Prerefunded 11/01/04 @ 102,
              5.750% 11/01/08...........................  Aa1       AA+    $    512
   3,060    Virginia Beach, Virginia, Public Improvement
              GO, Series 2000,
              5.500% 03/01/17...........................  Aa1       AA+       3,453
   3,805    Virginia Beach, Virginia, Public Improvement
              GO, Series 2000,
              5.500% 03/01/18...........................  Aa1       AA+       4,294
   1,790    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17...........................  Aa3       AA        1,966
   1,935    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18...........................  Aa3       AA        2,125
   2,035    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19...........................  Aa3       AA        2,224
   2,145    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20...........................  Aa3       AA        2,333
   1,500    Virginia Commonwealth Transportation Board
              Authority, Transportation Revenue, (U.S.
              Route 58 Corridor Development Project),
              Series 2002B,
              5.000% 05/15/08...........................  Aa1       AA+       1,636
  10,230    Virginia State GO, Series 2002,
              4.000% 06/01/09...........................  Aaa       AAA      10,849
   2,345    Virginia State, Commonwealth Transportation
              Board Authority, Transportation Revenue,
              (Northern Virginia Transportation District
              Project) Series 1996A,
              5.125% 05/15/21...........................  Aa1       AA+       2,451
   1,035    Virginia State, Housing Development
              Authority, Commonwealth Mortgage Revenue,
              Series 2001D-D-1,
              4.750% 07/01/12...........................  Aaa       AA+       1,117

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,655    Virginia State, Housing Development
              Authority, Revenue, (Rental Housing
              Project) Series 2000B, AMT,
              5.875% 08/01/15(a)........................  Aa1       AA+    $  2,853
   2,790    Virginia State, Public Building Authority,
              Public Facilities Revenue, Series 2002A,
              5.000% 08/01/14...........................  Aa1       AA+       3,065
   2,540    Virginia State, Public School Authority,
              Revenue Refunding, (School Financing
              Project) Series 1998A,
              4.875% 08/01/14...........................  Aa1       AA+       2,738
   1,070    Virginia State, Residential Authority,
              Infrastructure Revenue, Series 2000A,
              (MBIA Insured),
              5.500% 05/01/21...........................  Aaa       AAA       1,189
   1,125    Virginia State, Resource Authority,
              Infrastructure Revenue, (Virginia Pooled
              Financing Program), Series 2003,
              5.000% 11/01/19...........................  Aa2       AA        1,207
   1,205    Virginia State, Resource Authority, Airport
              Revenue, Series 2001A,
              5.250% 08/01/18...........................  Aa2       AA        1,318
   1,075    Virginia State, Resource Authority,
              Infrastructure Revenue, (Virginia Pooled
              Financing Program), Series 2003,
              5.000% 11/01/18...........................  Aa2       AA        1,160
   1,185    Virginia State, Resource Authority,
              Infrastructure Revenue, (Virginia Pooled
              Financing Program), Series 2003,
              5.000% 11/01/21...........................  Aa2       AA        1,256
   1,100    Virginia State, Resource Authority,
              Infrastructure Revenue, (Virginia Pooled
              Financing Program), Series 2003,
              5.000% 11/01/22...........................  Aa2       AA        1,158
   1,120    Virginia State, Resource Authority,
              Infrastructure Revenue, Series 2000A,
              (MBIA Insured),
              5.500% 05/01/22...........................  Aaa       AAA       1,239
   1,175    Virginia State, Resource Authority,
              Infrastructure Revenue, Series 2002,
              5.000% 11/01/13...........................  Aa2       AA        1,309

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Virginia State, Resource Authority,
              Infrastructure Revenue, Series 2002B,
              5.000% 11/01/09...........................  Aa2       AA     $  1,104
   2,970    Virginia State, Resource Authority, Sewer
              Systems Revenue Refunding, (Harrisonburg-
              Rockingham Project) Series 1998,
              5.000% 05/01/18...........................  Aa2       AA        3,172
   1,750    Virginia State, Resource Authority, Sewer
              Systems Revenue, (Hopewell Regional
              Wastewater Facilities Project) Series
              1995A, AMT,
              6.000% 10/01/15...........................  Aa2       AA        1,817
   2,000    Virginia State, Resource Authority, Systems
              Revenue Refunding, Series 1998,
              5.000% 05/01/22...........................  Aa2       AA        2,078
   1,020    Virginia State, Resource Authority, Water
              and Sewer Systems Revenue, (Suffolk
              Project) Series 1996A,
              5.500% 04/01/17...........................  Aa2       AA        1,111
   1,210    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Biotech Two
              Project) Series 1996,
              5.750% 09/01/05...........................  Aa1       AA+       1,254
   1,000    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Biotech Two
              Project) Series 1996,
              5.300% 09/01/13...........................  Aa1       AA+       1,070
   1,100    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Consolidated
              Laboratories Project) Series 2001,
              5.125% 09/01/16...........................  Aa1       AA+       1,200
   2,475    Virginia, Chesapeake Bay Bridge and Tunnel
              Commission District Revenue, Series 1995,
              (FGIC Insured), Prerefunded 07/01/05 @
              102,
              5.875% 07/01/10...........................  Aaa       AAA       2,604

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Virginia, Commonwealth Transportation Board,
              Transportation Program Revenue, (Oak Grove
              Connector Project) Series 1997A,
              5.250% 05/15/22...........................  Aa1       AA+    $  1,066
   1,245    Virginia, Commonwealth Transportation Board,
              Transportation Revenue Refunding, (U.S.
              Route 58 Corridor Project) Series 1997C,
              5.125% 05/15/19...........................  Aa1       AA+       1,329
   3,375    Virginia, Commonwealth Transportation Board,
              Transportation Revenue Refunding, (U.S.
              Route 58 Corridor Project) Series 1997C,
              (MBIA Insured),
              5.000% 05/15/13...........................  Aaa       AAA       3,635
   2,465    Virginia, Port Authority, Commonwealth Port
              Fund Revenue, Series 1996, AMT,
              5.550% 07/01/12...........................  Aa1       AA+       2,601
   1,000    Virginia, Port Authority, Commonwealth Port
              Fund Revenue, Series 1997, AMT, (MBIA
              Insured),
              5.650% 07/01/17...........................  Aaa       AAA       1,069
   1,210    Virginia, Port Authority, Port Facilities
              Revenue, Series 1997, AMT, (MBIA Insured),
              6.000% 07/01/07...........................  Aaa       AAA       1,328
   1,360    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.125% 07/01/14...........................  Aaa       AAA       1,491
   1,430    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.125% 07/01/15...........................  Aaa       AAA       1,560
   1,585    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.250% 07/01/17...........................  Aaa       AAA       1,731
   5,000    Virginia, Southeastern Public Service
              Authority, Revenue Refunding, Series
              1993A, (MBIA Insured),
              5.100% 07/01/08...........................  Aaa       AAA       5,470

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,270    Virginia, Virginia College Building
              Authority, Educational Facilities Revenue,
              (21st Century Catalogue and Equipment
              Program Project) Series 2002A,
              5.000% 02/01/15...........................  Aa1       AA+    $  1,377
   2,300    Virginia, Virginia College Building
              Authority, Educational Facilities Revenue,
              (Public Higher Education Financing
              Program) Series 1999A,
              5.375% 09/01/12...........................  Aa1       AA+       2,552
   3,555    Virginia, Virginia College Building
              Authority, Educational Facilities Revenue,
              (Public Higher Education Financing
              Program), Series 2003A,
              5.000% 09/01/07...........................  Aa1       AA        3,838
   1,800    Virginia, Virginia College Building
              Authority, Educational Facilities Revenue,
              (Public Higher Education Financing
              Program), Series 2003A,
              5.000% 09/01/11...........................  Aa1       AA        1,995
   5,000    Virginia, Virginia College Building
              Authority, Educational Facilities Revenue,
              (University Richmond Project) Series
              2002A, Mandatory Put 03/01/09 @ 100,
              5.000% 03/01/32...........................  Aa1       AA        5,458
   1,000    Washington County, Virginia, Industrial
              Development Authority, Hospital Facility
              Revenue Refunding, (Johnston Memorial
              Hospital Project) Series 1995, Prerefunded
              07/01/05 @ 102,
              6.000% 07/01/14...........................  A2        A         1,052
   4,050    West Point, Virginia, Industrial Development
              Authority, Solid Waste Disposal Revenue,
              (Chesapeake Corporation Project) Series
              1994A, AMT,
              6.375% 03/01/19...........................  B1        BB        3,995
                                                                           --------
                                                                            277,189
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ALABAMA -- 0.7%
 $ 2,250    Mobile, Alabama, Industrial Development
              Board, PCR Refunding, (International Paper
              Company Project) Series 1998B,
              4.750% 04/01/10...........................  Baa2      BBB    $  2,359
                                                                           --------
            ALASKA -- 0.4%
   1,385    Alaska, Municipal Bond Bank Authority,
              Revenue, Series 2003, (MBIA Insured),
              5.250% 12/01/18...........................  Aaa       AAA       1,520
                                                                           --------
            ARIZONA -- 1.0%
   2,030    Arizona, School Facilities Board Revenue,
              State School Improvement, Series 2002,
              5.250% 07/01/14...........................  Aaa       AAA       2,286
   1,000    University Medical Center Corporation,
              Arizona, Hospital Revenue, Series 2004,
              (GO of University),
              5.250% 07/01/14...........................  A3        BBB+      1,074
                                                                           --------
                                                                              3,360
                                                                           --------
            CONNECTICUT -- 0.6%
   1,900    Connecticut State, GO, Series 2001G,
              5.000% 12/15/11...........................  Aa3       AA        2,114
                                                                           --------
            DISTRICT OF COLUMBIA -- 0.3%
   1,000    Metropolitan Washington, District of
              Columbia, Airport Authority, Virginia
              General Airport Revenue Refunding, Series
              1998B, AMT, (MBIA Insured),
              5.250% 10/01/10...........................  Aaa       AAA       1,071
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- 1.8%
 $ 2,265    Hillsborough County, Florida, Aviation
              Authority Revenue Refunding, (Tampa
              International Airport), Series 2003D,
              (MBIA Insured),
              5.500% 10/01/10...........................  Aaa       AAA    $  2,517
   1,195    Miami-Dade County, Florida, Health
              Authority, Hospital Revenue Refunding,
              (Miami Children's Hospital Project) Series
              2001, (AMBAC Insured),
              4.375% 08/15/10...........................  Aaa       AAA       1,274
   2,100    Volusia County, Florida, Educational
              Facilities Authority, Revenue, Series
              1996A,
              6.125% 10/15/16...........................  Baa3      BBB-      2,197
                                                                           --------
                                                                              5,988
                                                                           --------
            GEORGIA -- 0.5%
   1,450    Richmond County, Georgia, Development
              Authority, Environmental Improvement
              Revenue, (International Paper Company
              Project) Series 2001A,
              5.150% 03/01/15...........................  Baa2      BBB       1,544
                                                                           --------
            ILLINOIS -- 1.8%
   4,500    Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue
              Refunding, (McCormick Plant Expansion)
              Series 2002B, (MBIA Insured),
              5.250% 06/15/11...........................  Aaa       AAA       5,040
   1,990    Will County, Illinois, Student Housing
              Revenue, (Joliet Junior College Project)
              Series 2002A,
              6.625% 09/01/23(a)........................  NR        NR          995
                                                                           --------
                                                                              6,035
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            KANSAS -- 0.6%
 $ 2,000    Burlington, Kansas, Environmental
              Improvement Revenue Refunding, (Power and
              Light Project) Series 1998K, Mandatory Put
              10/01/07 @ 100,
              4.750% 09/01/15...........................  A3        BBB    $  2,103
                                                                           --------
            MAINE -- 0.4%
   1,500    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...........................  Ba3       BB-       1,510
                                                                           --------
            MARYLAND -- 0.8%
   2,555    Northeast Maryland, Waste Disposal
              Authority, Revenue Refunding, Series 2003,
              (AMBAC Insured),
              5.500% 04/01/10...........................  Aaa       AAA       2,823
                                                                           --------
            MICHIGAN -- 0.6%
   2,000    Southfield, Michigan, Library Building
              Authority, GO, Series 2000, (MBIA
              Insured),
              5.500% 05/01/24...........................  Aaa       AAA       2,187
                                                                           --------
            MISSISSIPPI -- 0.6%
   1,285    Mississippi State, Hospital Facilities and
              Equipment Authority, Revenue, (Forrest
              County General Hospital Project) Series
              2000, (FSA Insured),
              5.625% 01/01/20...........................  Aaa       AAA       1,399
     500    Warren County, Mississippi, Environmental
              Improvement Revenue Refunding,
              (International Paper Company Project)
              Series 2000A, AMT,
              6.700% 08/01/18...........................  Baa2      BBB         546
                                                                           --------
                                                                              1,945
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 0.7%
 $ 2,000    Calhoun County, South Carolina, Solid Waste
              Disposal Facility Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-   $  2,515
                                                                           --------
            TENNESSEE -- 0.6%
   2,000    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB       2,143
                                                                           --------
            TEXAS -- 1.6%
   2,000    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-      2,184
   2,795    Trinity River Authority, Texas, Water
              Revenue Refunding, (Tarrant County Water
              Project) Series 2003, (MBIA Insured),
              5.500% 02/01/14...........................  Aaa       AAA       3,157
                                                                           --------
                                                                              5,341
                                                                           --------
            WASHINGTON -- 2.0%
   1,000    Northwest Washington, Energy Northwest
              Electric Revenue Refunding, (Columbia
              Generating) Series 2002A, (MBIA Insured),
              5.750% 07/01/18...........................  Aaa       AAA       1,144
   5,035    Washington State, Motor Vehicle Fuel Tax,
              GO, Series 1997F,
              5.375% 07/01/22...........................  Aa1       AA        5,351
                                                                           --------
                                                                              6,495
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            WISCONSIN -- 0.3%
 $ 1,000    Wisconsin State, Health and Educational
              Facilities Revenue, (Agnesian Healthcare
              Project) Series 2001,
              6.000% 07/01/21...........................  A3        A-     $  1,061
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $312,871)...........................................    329,303
                                                                           --------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.8%
              (Cost $6,155)
   6,155    Nations Tax-Exempt Reserves, Capital Class#.................      6,155
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $319,026*)................................      99.1%   335,458
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.9%     3,002
                                                                           --------
            NET ASSETS........................................     100.0%  $338,460
                                                                           ========

---------------

 *Federal income tax information (see Note 8).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(a)
  Illiquid security.

Nations Virginia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

MBIA                                              12.04%

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

Resource Recovery Revenue                         12.11%
Water Revenue                                     11.90%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


ABBREVIATIONS:

ACA              American Capital Access
AMBAC            American Municipal Bond Assurance Corporation
AMBAC-TCRS       American Municipal Bond Assurance
                   Corporation -- Transferable Custodial
                   Receipts
AMT              Alternative Minimum Tax
CONNIE LEE       College Construction Loan Insurance
                   Association
CTFS             Common Trust Funds
FGIC             Financial Guaranty Insurance Company
FGIC SDCP        Financial Guaranty Insurance Company School
                   District Credit Program
FGIC Q-SBLF      Financial Guaranty Insurance Company
                   Qualified School Board Loan Fund
FGIC-TCRS        Financial Guaranty Insurance Company --
                   Transferable Custodial Receipts
FHLMC            Federal Home Loan Mortgage Corporation
FHLMC COLL       Federal Home Loan Mortgage Corporation
                   collateral
FHA              Federal Housing Authority
FHA COLL         Federal Housing Authority collateral
FNMA             Federal National Mortgage Association
FNMA COLL        Federal National Mortgage Association
                   collateral
FSA              Financial Security Assurance
FSA-CR           Financial Security Assurance -- Custodial
                   Receipts
GO               General Obligation
GNMA             Government National Mortgage Association
GNMA COLL        Government National Mortgage Association
                   collateral
GTD              Guarantee
GTY-AGMT         Guarantee Agreement
GTD STD LNS      Guaranteed Student Loans
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
MG GTD           Municipal Government Guaranteed
MUD              Municipal Utility District
NR               Not Rated
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
RADIAN           Radian Asset Assurance Inc.
SBA              Small Business Administration
SCSDE            South Carolina School District Enhancement
SCH BD GTY       School Bond Guarantee
VA COLL          Veterans Administration collateral
VA               Veterans Administration
WMI              Waste Management Inc.
XLCA             XL Capital Assurance

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004


                                                                    SHORT-TERM           INTERMEDIATE
                                                                     MUNICIPAL             MUNICIPAL
                                                                      INCOME                 BOND
                                                                 ---------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................     $       1,015,246     $       1,668,286
Affiliated investments, at cost.............................                11,876                10,022
                                                                 -----------------     -----------------
Non-affiliated investments, at value........................             1,025,199             1,753,218
Affiliated investments, at value............................                11,876                10,022
Cash........................................................                    --                    15
Receivable for investment securities sold...................                 1,439                    --
Receivable for Fund shares sold.............................                    --                 2,166
Dividends receivable........................................                     5                     3
Interest receivable.........................................                12,151                24,276
Receivable from investment advisor..........................                    --                    --
                                                                 -----------------     -----------------
    Total assets............................................             1,050,670             1,789,700
                                                                 -----------------     -----------------
LIABILITIES:
Payable for Fund shares redeemed............................                (1,945)               (2,283)
Investment advisory fee payable.............................                   (98)                 (329)
Administration fee payable..................................                  (190)                 (318)
Shareholder servicing and distribution fees payable.........                   (61)                  (15)
Distributions payable.......................................                (1,720)               (5,614)
Payable for investment securities purchased.................                    --               (29,906)
Accrued Trustees' fees and expenses.........................                   (60)                  (62)
Accrued expenses and other liabilities......................                  (222)                 (512)
                                                                 -----------------     -----------------
    Total liabilities.......................................                (4,296)              (39,039)
                                                                 -----------------     -----------------
NET ASSETS..................................................     $       1,046,374     $       1,750,661
                                                                 =================     =================
NET ASSETS CONSIST OF:
Undistributed net investment income.........................     $             129     $           2,178
Accumulated net realized gain/(loss) on investments.........                (2,473)               (1,580)
Net unrealized appreciation/(depreciation) on investments...                 9,953                84,932
Paid-in capital.............................................             1,038,765             1,665,131
                                                                 -----------------     -----------------
NET ASSETS..................................................     $       1,046,374     $       1,750,661
                                                                 =================     =================
PRIMARY A SHARES:
Net assets..................................................     $     883,694,373     $   1,707,351,384
Number of shares outstanding................................            85,532,471           166,104,930
Net asset value and redemption price per share..............     $           10.33     $           10.28
INVESTOR A SHARES:
Net assets..................................................     $     119,805,587     $      33,990,053
Number of shares outstanding................................            11,594,269             3,307,095
Net asset value and redemption price per share..............     $           10.33     $           10.28
Maximum sales charge........................................                 1.00%                 3.25%
Maximum offering price per share............................     $           10.43     $           10.63
INVESTOR B SHARES:
Net assets..................................................     $       1,216,787     $       4,646,859
Number of shares outstanding................................               117,763               452,217
Net asset value and redemption price per share&.............     $           10.33     $           10.28
INVESTOR C SHARES:
Net assets..................................................     $      41,656,941     $       4,672,368
Number of shares outstanding................................             4,031,772               454,595
Net asset value and redemption price per share+.............     $           10.33     $           10.28

---------------

& The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
+ Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)




                           CALIFORNIA                                FLORIDA                                 GEORGIA
                          INTERMEDIATE         CALIFORNIA         INTERMEDIATE           FLORIDA          INTERMEDIATE
        MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL
         INCOME               BOND                BOND                BOND                BOND                BOND
-------------------------------------------------------------------------------------------------------------------------


    $         570,939   $         124,235   $         246,655   $         191,568   $          86,325   $         140,902
                2,098                 772               1,844               1,396                 948               1,261
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              618,148             128,991             264,965             199,124              94,302             149,496
                2,098                 772               1,844               1,396                 948               1,261
                   64               2,039               1,233                   3                  --                  --
                  224                 572                  --               2,508                   1                  --
                  157                  60                  23                  56                  --+                 40
                    1                   1                   3                   2                   1                   2
                8,937               1,550               3,270               3,702               1,864               2,115
                   --                  --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              629,629             133,985             271,338             206,791              97,116             152,914
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------

                  (69)                (51)               (318)                (30)                 (8)               (164)
                 (161)                (12)                (63)                (29)                (14)                (17)
                 (114)                (23)                (48)                (38)                (18)                (27)
                  (13)                 (4)                (35)                (17)                (16)                (14)
               (2,231)               (325)               (665)               (565)               (235)               (429)
               (1,887)             (6,612)             (4,280)                 --                  --                  --
                  (62)                (20)                (51)                (59)                (58)                (95)
                 (194)               (100)                (92)                (81)                (50)                (66)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (4,731)             (7,147)             (5,552)               (819)               (399)               (812)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         624,898   $         126,838   $         265,786   $         205,972   $          96,717   $         152,102
    =================   =================   =================   =================   =================   =================

    $           1,889   $              --   $             493   $             150   $             351   $             222
               (6,901)                818               1,166                (579)                227              (2,171)
               47,209               4,756              18,310               7,556               7,977               8,594
              582,701             121,264             245,817             198,845              88,162             145,457
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         624,898   $         126,838   $         265,786   $         205,972   $          96,717   $         152,102
    =================   =================   =================   =================   =================   =================

    $     585,222,916   $     116,709,568   $     131,428,222   $     173,933,227   $      49,679,679   $     118,146,415
           53,084,715          11,824,730          17,606,895          16,271,299           5,070,869          10,862,642
    $           11.02   $            9.87   $            7.46   $           10.69   $            9.80   $           10.88

    $      31,451,954   $       5,890,924   $     122,474,063   $      15,841,193   $      37,110,461   $      22,881,166
            2,853,634             595,738          16,376,068           1,482,996           3,788,039           2,103,877
    $           11.02   $            9.89   $            7.48   $           10.68   $            9.80   $           10.88
                4.75%               3.25%               4.75%               3.25%               4.75%               3.25%
    $           11.57   $           10.22   $            7.85   $           11.04   $           10.29   $           11.25

    $       7,439,453   $       1,110,737   $       8,292,794   $       7,405,869   $       9,278,960   $       6,931,786
              674,947             112,436           1,108,345             692,726             947,417             637,116
    $           11.02   $            9.88   $            7.48   $           10.69   $            9.79   $           10.88

    $         783,384   $       3,126,295   $       3,591,366   $       8,791,980   $         648,040   $       4,142,223
               71,053             316,108             481,705             821,396              66,239             380,821
    $           11.03   $            9.89   $            7.46   $           10.70   $            9.78   $           10.88

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)


September 30, 2004

                                                                                       MARYLAND
                                                                     KANSAS          INTERMEDIATE
                                                                   MUNICIPAL          MUNICIPAL
                                                                     INCOME              BOND
                                                                 ---------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................     $       65,564     $      203,715
Affiliated investments, at cost.............................              4,216              1,407
                                                                 --------------     --------------
Non-affiliated investments, at value........................             68,531            214,438
Affiliated investments, at value............................              4,216              1,407
Cash........................................................                 --                 --
Receivable for investment securities sold...................                682                 --
Receivable for Fund shares sold.............................                 --                 30
Dividends receivable........................................                  5                  2
Interest receivable.........................................                771              3,117
Receivable from investment advisor..........................                 --                 --
                                                                 --------------     --------------
    Total assets............................................             74,205            218,994
                                                                 --------------     --------------
LIABILITIES:
Payable for Fund shares redeemed............................               (993)              (661)
Investment advisory fee payable.............................                 (7)               (30)
Administration fee payable..................................                (13)               (40)
Shareholder servicing and distribution fees payable.........                 (1)               (22)
Distributions payable.......................................               (194)              (555)
Payable for investment securities purchased.................             (1,575)                --
Accrued Trustees' fees and expenses.........................                (37)               (98)
Accrued expenses and other liabilities......................                (42)               (73)
                                                                 --------------     --------------
    Total liabilities.......................................             (2,862)            (1,479)
                                                                 --------------     --------------
NET ASSETS..................................................     $       71,343     $      217,515
                                                                 ==============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income.........................     $           88     $          217
Accumulated net realized gain/(loss) on investments.........                364             (1,658)
Net unrealized appreciation/(depreciation) on investments...              2,967             10,723
Paid-in capital.............................................             67,924            208,233
                                                                 --------------     --------------
NET ASSETS..................................................     $       71,343     $      217,515
                                                                 ==============     ==============
PRIMARY A SHARES:
Net assets..................................................     $   66,688,486     $  167,991,334
Number of shares outstanding................................          6,541,969         15,238,829
Net asset value and redemption price per share..............     $        10.19     $        11.02
INVESTOR A SHARES:
Net assets..................................................     $    4,233,314     $   31,602,815
Number of shares outstanding................................            415,337          2,867,195
Net asset value and redemption price per share..............     $        10.19     $        11.02
Maximum sales charge........................................              3.25%              3.25%
Maximum offering price per share............................     $        10.53     $        11.39
INVESTOR B SHARES:
Net assets..................................................     $      282,362     $   14,930,696
Number of shares outstanding................................             27,732          1,354,110
Net asset value and redemption price per share&.............     $        10.18     $        11.03
INVESTOR C SHARES:
Net assets..................................................     $      139,237     $    2,990,240
Number of shares outstanding................................             13,694            271,263
Net asset value and redemption price per share&.............     $        10.17     $        11.02

---------------

& The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
+ Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)




       NORTH CAROLINA         SOUTH CAROLINA           TENNESSEE                TEXAS                 VIRGINIA
        INTERMEDIATE           INTERMEDIATE           INTERMEDIATE           INTERMEDIATE           INTERMEDIATE
         MUNICIPAL              MUNICIPAL              MUNICIPAL              MUNICIPAL              MUNICIPAL
            BOND                   BOND                   BOND                   BOND                   BOND
--------------------------------------------------------------------------------------------------------------------


       $      185,130         $      211,517         $       53,006         $      229,081         $      312,871
                  549                  1,976                    318                  3,718                  6,155
       --------------         --------------         --------------         --------------         --------------
              197,766                224,145                 56,296                243,341                329,303
                  549                  1,976                    318                  3,718                  6,155
                    1                     --                      1                      1                      1
                2,100                    627                     --                     --                     --
                  150                    102                     26                     41                     99
                    1                      4                     --                      6                      6
                2,956                  2,812                    928                  2,570                  4,397
                   --                     --                      2                     --                     --
       --------------         --------------         --------------         --------------         --------------
              203,523                229,666                 57,571                249,677                339,961
       --------------         --------------         --------------         --------------         --------------

                 (709)                  (190)                   (18)                    (9)                  (231)
                  (27)                   (34)                    --                    (36)                   (54)
                  (36)                   (42)                   (10)                   (44)                   (61)
                  (20)                   (20)                    (8)                    (5)                   (25)
                 (560)                  (652)                  (140)                  (721)                  (928)
               (2,335)                    --                     --                 (7,690)                    --
                  (94)                   (95)                   (92)                   (93)                  (103)
                  (72)                   (83)                   (35)                  (109)                   (99)
       --------------         --------------         --------------         --------------         --------------
               (3,853)                (1,116)                  (303)                (8,707)                (1,501)
       --------------         --------------         --------------         --------------         --------------
       $      199,670         $      228,550         $       57,268         $      240,970         $      338,460
       ==============         ==============         ==============         ==============         ==============

       $          877         $        1,105         $           42         $          398         $          917
                 (843)                   737                    (86)                   825                    198
               12,636                 12,628                  3,290                 14,260                 16,432
              187,000                214,080                 54,022                225,487                320,913
       --------------         --------------         --------------         --------------         --------------
       $      199,670         $      228,550         $       57,268         $      240,970         $      338,460
       ==============         ==============         ==============         ==============         ==============

       $  157,980,940         $  185,391,176         $   36,298,766         $  229,828,608         $  267,282,379
           14,668,652             17,355,888              3,429,992             21,840,692             24,086,565
       $        10.77         $        10.68         $        10.58         $        10.52         $        11.10

       $   23,604,103         $   25,616,518         $   15,507,146         $    6,714,322         $   54,342,135
            2,190,849              2,398,741              1,465,453                638,202              4,896,600
       $        10.77         $        10.68         $        10.58         $        10.52         $        11.10
                3.25%                  3.25%                  3.25%                  3.25%                  3.25%
       $        11.13         $        11.04         $        10.94         $        10.87         $        11.47

       $   14,885,815         $    9,224,590         $    3,717,693         $    3,961,440         $   14,682,350
            1,382,315                863,631                351,289                376,392              1,322,810
       $        10.77         $        10.68         $        10.58         $        10.52         $        11.10

       $    3,199,510         $    8,318,011         $    1,743,928         $      465,364         $    2,152,952
              296,978                778,497                165,625                 44,212                194,022
       $        10.77         $        10.68         $        10.53         $        10.53         $        11.10

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004


                                                                SHORT-TERM        INTERMEDIATE
                                                                MUNICIPAL          MUNICIPAL
                                                                  INCOME              BOND
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       14,945     $       40,448
Dividend income from affiliated funds.......................              39                 42
                                                              --------------     --------------
                                                                      14,984             40,490
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,694              3,579
Administration fee..........................................           1,242              1,968
Transfer agent fees.........................................             179                285
Custodian fees..............................................              38                 56
Legal and audit fees........................................              44                 46
Trustees' fees and expenses.................................              12                 12
Interest expense............................................               1                  2
Registration and filing fees................................              26                 26
Printing expense............................................              25                 28
Other.......................................................              37                 55
Non-recurring costs (see Note 9)............................              --                331
Cost assumed by Bank of America Corporation (see Note 9)....              --               (331)
                                                              --------------     --------------
    Subtotal................................................           3,298              6,057
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             179                 44
  Investor B Shares.........................................               6                 24
  Investor C Shares.........................................             240                 26
                                                              --------------     --------------
    Total expenses..........................................           3,723              6,151
Fees waived and/or expenses reimbursed by investment advisor
  (see Note 3)..............................................          (1,038)            (1,582)
                                                              --------------     --------------
    Net expenses............................................           2,685              4,569
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          12,299             35,921
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................          (1,651)            (1,580)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (9,446)           (21,298)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (11,097)           (22,878)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $        1,202     $       13,043
                                                              ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)




                       CALIFORNIA                         FLORIDA                           GEORGIA
                      INTERMEDIATE      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
        INCOME            BOND             BOND             BOND             BOND             BOND
-------------------------------------------------------------------------------------------------------


    $       16,789   $        2,524   $        6,959   $        4,595   $        2,422   $        3,553
                 8                3               10               14                3               10
    --------------   --------------   --------------   --------------   --------------   --------------
            16,797            2,527            6,969            4,609            2,425            3,563
    --------------   --------------   --------------   --------------   --------------   --------------

             1,616              261              684              439              247              312
               711              144              301              242              109              172
               109               21               41               37               16               26
                21                6               10                8                5                7
                43               45               42               42               43               44
                12               12               12               12               12               12
                 2                1                1                1*              --*              --*
                25               --*               1               --               --*              --*
                16                7               11                9                8                8
                24                7               13               10                5                8
               120               --               51               --               --               --
              (120)              --              (51)              --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
             2,579              504            1,116              800              445              589

                39                8              156               21               47               27
                38                6               43               40               48               35
                 5               17               21               47                4               22
    --------------   --------------   --------------   --------------   --------------   --------------
             2,661              535            1,336              908              544              673

              (637)            (176)            (295)            (251)            (148)            (198)
    --------------   --------------   --------------   --------------   --------------   --------------
             2,024              359            1,041              657              396              475
    --------------   --------------   --------------   --------------   --------------   --------------
            14,773            2,168            5,928            3,952            2,029            3,088
    --------------   --------------   --------------   --------------   --------------   --------------

             4,127              818            1,167             (579)             226              293

           (13,597)          (2,537)          (4,776)          (3,183)          (1,790)          (2,147)
    --------------   --------------   --------------   --------------   --------------   --------------
            (9,470)          (1,719)          (3,609)          (3,762)          (1,564)          (1,854)
    --------------   --------------   --------------   --------------   --------------   --------------

    $        5,303   $          449   $        2,319   $          190   $          465   $        1,234
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)

For the six months ended September 30, 2004

                                                                                       MARYLAND
                                                                     KANSAS          INTERMEDIATE
                                                                   MUNICIPAL          MUNICIPAL
                                                                     INCOME              BOND
                                                                 ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $        1,568     $        4,817
Dividend income from affiliated funds.......................                  7                 10
                                                                 --------------     --------------
                                                                          1,575              4,827
                                                                 --------------     --------------
EXPENSES:
Investment advisory fee.....................................                185                447
Administration fee..........................................                 82                246
Transfer agent fees.........................................                 13                 36
Custodian fees..............................................                  4                  8
Legal and audit fees........................................                 44                 43
Trustees' fees and expenses.................................                 12                 12
Interest expense............................................                  1                  1
Registration and filing fees................................                 --*                 3
Printing expense............................................                  7                 10
Other.......................................................                  6                 11
Non-recurring costs (see Note 9)............................                 --                 --
Cost assumed by Bank of America Corporation (see Note 9)....                 --                 --
                                                                 --------------     --------------
    Subtotal................................................                354                817
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                  5                 40
  Investor B Shares.........................................                  1                 80
  Investor C Shares.........................................                  1                 15
                                                                 --------------     --------------
    Total expenses..........................................                361                952
Fees waived and/or expenses reimbursed by investment advisor
  (see Note 3)..............................................               (131)              (258)
                                                                 --------------     --------------
    Net expenses............................................                230                694
                                                                 --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................              1,345              4,133
                                                                 --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                365               (974)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (1,252)            (3,579)
                                                                 --------------     --------------
Net realized and unrealized gain/(loss) on investments......               (887)            (4,553)
                                                                 --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $          458     $         (420)
                                                                 ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


       NORTH CAROLINA         SOUTH CAROLINA           TENNESSEE                TEXAS                 VIRGINIA
        INTERMEDIATE           INTERMEDIATE           INTERMEDIATE           INTERMEDIATE           INTERMEDIATE
         MUNICIPAL              MUNICIPAL              MUNICIPAL              MUNICIPAL              MUNICIPAL
            BOND                   BOND                   BOND                   BOND                   BOND
--------------------------------------------------------------------------------------------------------------------


       $        4,855         $        5,296         $        1,318         $        5,307         $        7,672
                    5                     30                      6                     16                     17
       --------------         --------------         --------------         --------------         --------------
                4,860                  5,326                  1,324                  5,323                  7,689
       --------------         --------------         --------------         --------------         --------------

                  425                    469                    115                    492                    682
                  234                    258                     63                    270                    375
                   34                     39                     10                     39                     52
                    8                      8                      3                      9                     11
                   44                     42                     44                     43                     42
                   12                     12                     12                     12                     12
                    2                     --                     --                     --*                    --*
                   --*                    --                      1                      1                     --*
                   10                     10                      7                      8                     12
                   12                     10                      5                     12                     16
                   --                     --                     --                     --                     --
                   --                     --                     --                     --                     --
       --------------         --------------         --------------         --------------         --------------
                  781                    848                    260                    886                  1,202

                   31                     32                     19                      9                     69
                   76                     48                     19                     20                     74
                   13                     43                     10                      2                     11
       --------------         --------------         --------------         --------------         --------------
                  901                    971                    308                    917                  1,356

                 (248)                  (262)                  (116)                  (270)                  (349)
       --------------         --------------         --------------         --------------         --------------
                  653                    709                    192                    647                  1,007
       --------------         --------------         --------------         --------------         --------------
                4,207                  4,617                  1,132                  4,676                  6,682
       --------------         --------------         --------------         --------------         --------------

                   35                    737                    (85)                   824                    197

               (2,747)                (3,281)                  (460)                (3,130)                (3,915)
       --------------         --------------         --------------         --------------         --------------
               (2,712)                (2,544)                  (545)                (2,306)                (3,718)
       --------------         --------------         --------------         --------------         --------------

       $        1,495         $        2,073         $          587         $        2,370         $        2,964
       ==============         ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SHORT-TERM                           INTERMEDIATE
                                                                MUNICIPAL INCOME                       MUNICIPAL BOND
                                                        ---------------------------------     --------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                        ENDED 9/30/04        YEAR ENDED       ENDED 9/30/04       YEAR ENDED
                                                         (UNAUDITED)          3/31/04          (UNAUDITED)         3/31/04
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)........................    $       12,299     $       23,442     $       35,921    $       76,864
Net realized gain/(loss) on investments.............            (1,651)              (125)            (1,580)            7,106
Net change in unrealized appreciation/(depreciation)
  of investments....................................            (9,446)             2,035            (21,298)              933
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations........................................             1,202             25,352             13,043            84,903
Distributions to shareholders from net investment
  income:
  Primary A Shares..................................           (10,543)           (18,844)           (35,102)          (74,963)
  Investor A Shares.................................            (1,447)            (3,780)              (669)           (1,514)
  Investor B Shares.................................                (8)               (17)               (72)             (175)
  Investor C Shares.................................              (301)              (801)               (78)             (198)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares..................................                --                 --             (1,406)           (1,844)
  Investor A Shares.................................                --                 --                (29)              (35)
  Investor B Shares.................................                --                 --                 (4)               (5)
  Investor C Shares.................................                --                 --                 (4)               (6)
Net increase/(decrease) in net assets from Fund
  share transactions................................          (191,274)           178,797           (113,969)         (142,143)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets...............          (202,371)           180,707           (138,290)         (135,980)
NET ASSETS:
Beginning of period.................................         1,248,745          1,068,038          1,888,951         2,024,931
                                                        --------------     --------------     --------------    --------------
End of period.......................................    $    1,046,374     $    1,248,745     $    1,750,661    $    1,888,951
                                                        ==============     ==============     ==============    ==============
Undistributed net investment income at end of
  period............................................    $          129     $          129     $        2,178    $        2,178
                                                        ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS

                                          CALIFORNIA INTERMEDIATE                 CALIFORNIA
         MUNICIPAL INCOME                     MUNICIPAL BOND                    MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       14,773   $       33,590   $        2,168   $        4,796   $        5,928   $       13,443
             4,127            5,003              818              628            1,167            2,385

           (13,597)           1,605           (2,537)             232           (4,776)            (481)
    --------------   --------------   --------------   --------------   --------------   --------------

             5,303           40,198              449            5,656            2,319           15,347


           (13,929)         (31,568)          (2,008)          (4,293)          (3,066)          (7,104)
              (687)          (1,597)            (105)            (380)          (2,640)          (5,823)
              (139)            (307)             (14)             (30)            (149)            (327)
               (18)             (54)             (41)             (93)             (73)            (181)


                --               --             (274)            (759)            (732)          (1,546)
                --               --              (14)             (73)            (647)          (1,337)
                --               --               (3)              (7)             (44)             (89)
                --               --               (8)             (23)             (24)             (50)

           (70,981)        (106,047)         (15,608)           8,611          (28,768)         (27,584)
    --------------   --------------   --------------   --------------   --------------   --------------
           (80,451)         (99,375)         (17,626)           8,609          (33,824)         (28,694)

           705,349          804,724          144,464          135,855          299,610          328,304
    --------------   --------------   --------------   --------------   --------------   --------------
    $      624,898   $      705,349   $      126,838   $      144,464   $      265,786   $      299,610
    ==============   ==============   ==============   ==============   ==============   ==============

    $        1,889   $        1,889   $           --   $           --   $          493   $          493
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              FLORIDA INTERMEDIATE                        FLORIDA
                                                                 MUNICIPAL BOND                        MUNICIPAL BOND
                                                        ---------------------------------     --------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                        ENDED 9/30/04        YEAR ENDED       ENDED 9/30/04       YEAR ENDED
                                                         (UNAUDITED)          3/31/04          (UNAUDITED)         3/31/04
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)........................    $        3,952     $        9,194     $        2,029    $        4,772
Net realized gain/(loss) on investments.............              (579)             1,801                226             1,794
Net change in unrealized appreciation/(depreciation)
  of investments....................................            (3,183)              (847)            (1,790)           (1,955)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations........................................               190             10,148                465             4,611
Distributions to shareholders from net investment
  income:
  Primary A Shares..................................            (3,433)            (8,006)            (1,095)           (2,625)
  Investor A Shares.................................              (284)              (639)              (764)           (1,743)
  Investor B Shares.................................              (109)              (262)              (158)             (378)
  Investor C Shares.................................              (126)              (287)               (12)              (26)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares..................................              (481)                --               (466)             (560)
  Investor A Shares.................................               (42)                --               (337)             (405)
  Investor B Shares.................................               (21)                --                (88)             (106)
  Investor C Shares.................................               (24)                --                 (7)               (7)
Net increase/(decrease) in net assets from Fund
  share transactions................................           (33,620)           (10,874)            (9,494)          (15,129)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets...............           (37,950)            (9,920)           (11,956)          (16,368)
NET ASSETS:
Beginning of period.................................           243,922            253,842            108,673           125,041
                                                        --------------     --------------     --------------    --------------
End of period.......................................    $      205,972     $      243,922     $       96,717    $      108,673
                                                        ==============     ==============     ==============    ==============
Undistributed net investment income at end of
  period............................................    $          150     $          150     $          351    $          351
                                                        ==============     ==============     ==============    ==============

---------------

*Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS

       GEORGIA INTERMEDIATE                       KANSAS                     MARYLAND INTERMEDIATE
          MUNICIPAL BOND                     MUNICIPAL INCOME                   MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $        3,088   $        6,952   $        1,345   $        3,297   $        4,133   $        9,255
               293              137              365            1,298             (974)           1,056

            (2,147)             697           (1,252)          (1,073)          (3,579)          (1,148)
    --------------   --------------   --------------   --------------   --------------   --------------

             1,234            7,786              458            3,522             (420)           9,163


            (2,504)          (5,760)          (1,279)          (3,084)          (3,293)          (7,413)
              (408)            (767)             (69)            (178)            (574)          (1,191)
              (108)            (265)              (4)              (7)            (225)            (568)
               (68)            (160)              (2)             (10)             (41)             (82)


                --               --             (650)            (769)              --               --
                --               --              (39)             (47)              --               --
                --               --               (3)              (3)              --               --
                --               --               (1)              (4)              --               --

           (13,369)         (17,610)          (8,644)         (14,756)         (21,570)          (4,454)
    --------------   --------------   --------------   --------------   --------------   --------------
           (15,223)         (16,776)         (10,233)         (15,336)         (26,123)          (4,545)

           167,325          184,101           81,576           96,912          243,638          248,183
    --------------   --------------   --------------   --------------   --------------   --------------
    $      152,102   $      167,325   $       71,343   $       81,576   $      217,515   $      243,638
    ==============   ==============   ==============   ==============   ==============   ==============

    $          222   $          222   $           88   $           97   $          217   $          217
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                           NORTH CAROLINA INTERMEDIATE          SOUTH CAROLINA INTERMEDIATE
                                                                 MUNICIPAL BOND                        MUNICIPAL BOND
                                                        ---------------------------------     --------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                        ENDED 9/30/04        YEAR ENDED       ENDED 9/30/04       YEAR ENDED
                                                         (UNAUDITED)          3/31/04          (UNAUDITED)         3/31/04
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)........................    $        4,207     $        9,446     $        4,617    $       10,557
Net realized gain/(loss) on investments.............                35              1,083                737             1,513
Net change in unrealized appreciation/(depreciation)
  of investments....................................            (2,747)              (842)            (3,281)            1,866
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations........................................             1,495              9,687              2,073            13,936
Distributions to shareholders from net investment
  income:
  Primary A Shares..................................            (3,456)            (7,948)            (3,859)           (8,743)
  Investor A Shares.................................              (475)              (902)              (481)           (1,139)
  Investor B Shares.................................              (235)              (542)              (147)             (364)
  Investor C Shares.................................               (41)               (55)              (130)             (311)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares..................................                --                 --               (203)           (1,621)
  Investor A Shares.................................                --                 --                (26)             (217)
  Investor B Shares.................................                --                 --                (10)              (90)
  Investor C Shares.................................                --                 --                 (9)              (72)
Net increase/(decrease) in net assets from Fund
  share transactions................................           (33,933)           (10,771)           (16,490)          (16,922)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets...............           (36,645)           (10,531)           (19,282)          (15,543)
NET ASSETS:
Beginning of period.................................           236,315            246,846            247,832           263,375
                                                        --------------     --------------     --------------    --------------
End of period.......................................    $      199,670     $      236,315     $      228,550    $      247,832
                                                        ==============     ==============     ==============    ==============
Undistributed net investment income at end of
  period............................................    $          877     $          877     $        1,105    $        1,105
                                                        ==============     ==============     ==============    ==============

---------------

*Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS

      TENNESSEE INTERMEDIATE                TEXAS INTERMEDIATE               VIRGINIA INTERMEDIATE
          MUNICIPAL BOND                      MUNICIPAL BOND                    MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $        1,132   $        2,587   $        4,676   $       10,579   $        6,682   $       14,063
               (85)             299              824            2,883              197            1,717

              (460)            (217)          (3,130)             (79)          (3,915)          (1,072)
    --------------   --------------   --------------   --------------   --------------   --------------


               587            2,669            2,370           13,383            2,964           14,708

              (750)          (1,867)          (4,485)         (10,146)          (5,385)         (11,252)
              (294)            (547)            (127)            (293)          (1,040)          (2,219)
               (58)            (120)             (58)            (137)            (224)            (519)
               (30)             (54)              (6)              (3)             (33)             (73)


               (46)              --             (223)              --             (239)              (7)
               (20)              --               (7)              --              (49)              (2)
                (5)              --               (4)              --              (13)              --*
                (3)              --               --*              --               (2)              --*

            (1,215)         (17,183)         (16,932)         (19,936)         (13,532)          (8,076)
    --------------   --------------   --------------   --------------   --------------   --------------
            (1,834)         (17,102)         (19,472)         (17,132)         (17,553)          (7,440)

            59,102           76,204          260,442          277,574          356,013          363,453
    --------------   --------------   --------------   --------------   --------------   --------------
    $       57,268   $       59,102   $      240,970   $      260,442   $      338,460   $      356,013
    ==============   ==============   ==============   ==============   ==============   ==============

    $           42   $           42   $          398   $          398   $          917   $          917
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                       SHORT-TERM MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,095    $ 176,288       65,687    $ 684,117
  Issued as reinvestment of dividends.......................       27          280           72          750
  Redeemed..................................................  (28,447)    (293,065)     (43,266)    (450,438)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (11,325)   $(116,497)      22,493    $ 234,429
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,310    $  13,511        9,641    $ 100,422
  Issued as reinvestment of dividends.......................      110        1,135          280        2,917
  Redeemed..................................................   (7,275)     (74,924)     (12,721)    (132,412)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (5,855)   $ (60,278)      (2,800)   $ (29,073)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --    $      --           --    $      --
  Issued as reinvestment of dividends.......................        1            7            1           10
  Redeemed..................................................      (13)        (134)         (41)        (423)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (12)   $    (127)         (40)   $    (413)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      246    $   2,541        1,368    $  14,254
  Issued as reinvestment of dividends.......................       15          156           41          427
  Redeemed..................................................   (1,657)     (17,069)      (3,922)     (40,827)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,396)   $ (14,372)      (2,513)   $ (26,146)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (18,588)   $(191,274)      17,140    $ 178,797
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    6,396    $  65,064       30,097    $ 312,833
  Issued as reinvestment of dividends.......................       81          811          126        1,302
  Redeemed..................................................  (17,118)    (173,588)     (43,220)    (447,978)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (10,641)   $(107,713)     (12,997)   $(133,843)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      434    $   4,419        4,132    $  43,019
  Shares issued upon conversion from Investor B Shares......       16          163           41          417
  Issued as reinvestment of dividends.......................       28          285           63          656
  Redeemed..................................................     (939)      (9,527)      (4,775)     (49,545)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (461)   $  (4,660)        (539)   $  (5,453)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       11    $     114           83    $     863
  Issued as reinvestment of dividends.......................        4           42           10          101
  Shares redeemed upon conversion into Investor A Shares....      (16)        (163)         (41)        (417)
  Redeemed..................................................      (37)        (373)        (160)      (1,656)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (38)   $    (380)        (108)   $  (1,109)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       15    $     152          196    $   2,047
  Issued as reinvestment of dividends.......................        2           25            8           85
  Redeemed..................................................     (136)      (1,393)        (374)      (3,870)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (119)   $  (1,216)        (170)   $  (1,738)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (11,259)   $(113,969)     (13,814)   $(142,143)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     773    $  8,460        5,841    $  64,705
  Issued as reinvestment of dividends.......................      16         171           32          359
  Redeemed..................................................  (7,051)    (76,799)     (14,215)    (158,012)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (6,262)   $(68,168)      (8,342)   $ (92,948)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     276    $  2,999        3,479    $  38,488
  Shares issued upon conversion from Investor B Shares......      --*          2            3           38
  Shares issued upon conversion from Investor C Shares......      20         222           13          144
  Issued as reinvestment of dividends.......................      31         339           77          849
  Redeemed..................................................    (481)     (5,241)      (4,616)     (51,170)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (154)   $ (1,679)      (1,044)   $ (11,651)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       5    $     51           43    $     484
  Issued as reinvestment of dividends.......................       6          63           13          145
  Shares redeemed upon conversion into Investor A Shares....      --*         (2)          (3)         (38)
  Redeemed..................................................     (63)       (682)        (163)      (1,805)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (52)   $   (570)        (110)   $  (1,214)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      --*   $      2           15    $     161
  Issued as reinvestment of dividends.......................       1          12            3           33
  Shares redeemed upon conversion into Investor A Shares....     (20)       (222)         (13)        (144)
  Redeemed..................................................     (33)       (356)         (26)        (284)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (52)   $   (564)         (21)   $    (234)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (6,520)   $(70,981)      (9,517)   $(106,047)
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

NATIONS FUNDS

                                                                CALIFORNIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     960    $  9,385       2,897    $ 28,793
  Issued as reinvestment of dividends.......................      22         213          67         670
  Redeemed..................................................  (2,063)    (20,109)     (2,457)    (24,560)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,081)   $(10,511)        507    $  4,903
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     109    $  1,064         903    $  9,032
  Shares issued upon conversion for Investor B Shares.......      --*         --*         --          --
  Shares issued upon conversion for Investor C Shares.......      --*         --*         --          --
  Issued as reinvestment of dividends.......................       7          72          31         308
  Redeemed..................................................    (534)     (5,199)       (707)     (7,071)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (418)   $ (4,063)        227    $  2,269
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      10    $     92          36    $    360
  Issued as reinvestment of dividends.......................       1          11           2          25
  Shares redeemed upon conversion into Investor A Shares....      --*         --*         --          --
  Redeemed..................................................     (27)       (255)         (5)        (44)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (16)   $   (152)         33    $    341
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       5    $     51         237    $  2,392
  Issued as reinvestment of dividends.......................       3          25           7          74
  Shares redeemed upon conversion into Investor A Shares....      --*         --*         --          --
  Redeemed..................................................     (99)       (958)       (138)     (1,368)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (91)   $   (882)        106    $  1,098
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,606)   $(15,608)        873    $  8,611
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      CALIFORNIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     771    $  5,692       2,246    $ 16,893
  Issued as reinvestment of dividends.......................      64         462         139       1,062
  Redeemed..................................................  (3,393)    (24,803)     (4,752)    (35,789)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (2,558)   $(18,649)     (2,367)   $(17,834)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     245    $  1,809       3,334    $ 25,430
  Issued as reinvestment of dividends.......................     271       1,982         571       4,329
  Redeemed..................................................  (1,666)    (12,308)     (5,142)    (38,965)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,150)   $ (8,517)     (1,237)   $ (9,206)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       7    $     47         141    $  1,082
  Issued as reinvestment of dividends.......................      17         131          37         278
  Redeemed..................................................    (128)       (945)       (200)     (1,506)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (104)   $   (767)        (22)   $   (146)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      65    $    478         174    $  1,336
  Issued as reinvestment of dividends.......................       8          57          20         153
  Redeemed..................................................    (187)     (1,370)       (253)     (1,887)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (114)   $   (835)        (59)   $   (398)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (3,926)   $(28,768)     (3,685)   $(27,584)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     728    $  7,690       3,779    $ 40,955
  Issued as reinvestment of dividends.......................       5          52           7          80
  Redeemed..................................................  (3,413)    (36,103)     (4,880)    (52,499)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (2,680)   $(28,361)     (1,094)   $(11,464)
                                                              ------    --------      ------    --------
INVESTOR A SHARES:
  Sold......................................................     119    $  1,251         990    $ 10,710
  Shares issued upon conversion from Investor B Shares......      15         160          12         130
  Issued as reinvestment of dividends.......................      13         136          24         255
  Redeemed..................................................    (400)     (4,219)       (989)    (10,698)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (253)   $ (2,672)         37    $    397
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      21    $    228          93    $  1,010
  Issued as reinvestment of dividends.......................       6          68          13         140
  Shares redeemed upon conversion into Investor A Shares....     (15)       (160)        (12)       (130)
  Redeemed..................................................    (137)     (1,453)       (174)     (1,874)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (125)   $ (1,317)        (80)   $   (854)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      20    $    216         284    $  3,082
  Issued as reinvestment of dividends.......................       2          28           7          74
  Redeemed..................................................    (143)     (1,514)       (196)     (2,109)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (121)   $ (1,270)         95    $  1,047
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (3,179)   $(33,620)     (1,042)   $(10,874)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    365      $ 3,532          792    $  7,998
  Issued as reinvestment of dividends.......................      9           83            9          88
  Redeemed..................................................   (952)      (9,198)      (1,945)    (19,511)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (578)     $(5,583)      (1,144)   $(11,425)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    292      $ 2,799          600    $  5,988
  Shares issued upon conversion from Investor B Shares......      1            5           22         216
  Issued as reinvestment of dividends.......................     62          593          112       1,127
  Redeemed..................................................   (624)      (6,044)      (1,035)    (10,367)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (269)     $(2,647)        (301)   $ (3,036)
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     10      $    99           68    $    697
  Issued as reinvestment of dividends.......................     12          117           22         225
  Shares redeemed upon conversion into Investor A Shares....     (1)          (5)         (22)       (216)
  Redeemed..................................................   (137)      (1,328)        (167)     (1,671)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (116)     $(1,117)         (99)   $   (965)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      3      $    32           43    $    424
  Issued as reinvestment of dividends.......................     --*           2           --*          4
  Redeemed..................................................    (19)        (181)         (13)       (131)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (16)     $  (147)          30    $    297
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (979)     $(9,494)      (1,514)   $(15,129)
                                                               ====      =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

NATIONS FUNDS

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     351    $  3,767       1,168    $ 12,791
  Issued as reinvestment of dividends.......................       1          10           2          18
  Redeemed..................................................  (1,619)    (17,338)     (2,848)    (30,998)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,267)   $(13,561)     (1,678)   $(18,189)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     358    $  3,844         588    $  6,393
  Shares issued upon conversion from Investor B Shares......      35         376           9         103
  Issued as reinvestment of dividends.......................      20         213          42         455
  Redeemed..................................................    (302)     (3,216)       (383)     (4,212)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     111    $  1,217         256    $  2,739
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       9    $     97          59    $    645
  Issued as reinvestment of dividends.......................       7          72          16         175
  Shares redeemed upon conversion into Investor A Shares....     (35)       (376)         (9)       (103)
  Redeemed..................................................     (23)       (245)       (223)     (2,439)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (42)   $   (452)       (157)   $ (1,722)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      19    $    209         203    $  2,221
  Issued as reinvestment of dividends.......................       4          44           9         102
  Redeemed..................................................     (76)       (826)       (253)     (2,761)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (53)   $   (573)        (41)   $   (438)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,251)   $(13,369)     (1,620)   $(17,610)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        KANSAS MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     97      $   978          357    $  3,720
  Issued as reinvestment of dividends.......................      9           96           18         183
  Redeemed..................................................   (959)      (9,694)      (1,560)    (16,258)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (853)     $(8,620)      (1,185)   $(12,355)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     48      $   493           72    $    747
  Issued as reinvestment of dividends.......................      3           32           10         100
  Redeemed..................................................    (57)        (572)        (282)     (2,954)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     (6)     $   (47)        (200)   $ (2,107)
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     --      $    --            5    $     50
  Issued as reinvestment of dividends.......................      1            6            1          10
  Redeemed..................................................     --           --           (4)        (39)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................      1      $     6            2    $     21
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      2      $    14            1    $      7
  Issued as reinvestment of dividends.......................     --*           3            1          13
  Redeemed..................................................     --           --          (32)       (335)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................      2      $    17          (30)   $   (315)
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (856)     $(8,644)      (1,413)   $(14,756)
                                                               ====      =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     478    $  5,240       2,447    $ 27,555
  Issued as reinvestment of dividends.......................       8          84          14         160
  Redeemed..................................................  (2,030)    (22,223)     (2,848)    (31,940)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,544)   $(16,899)       (387)   $ (4,225)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     202    $  2,222         749    $  8,434
  Shares issued upon conversion from Investor B Shares......      54         597          87         982
  Issued as reinvestment of dividends.......................      34         370          68         763
  Redeemed..................................................    (493)     (5,389)       (701)     (7,843)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (203)   $ (2,200)        203    $  2,336
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      10    $    111          85    $    959
  Issued as reinvestment of dividends.......................      14         149          34         377
  Shares redeemed upon conversion into Investor A Shares....     (54)       (597)        (87)       (982)
  Redeemed..................................................    (215)     (2,345)       (265)     (2,970)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (245)   $ (2,682)       (233)   $ (2,616)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      27    $    294          35    $    399
  Issued as reinvestment of dividends.......................       3          34           5          60
  Redeemed..................................................     (11)       (116)        (36)       (408)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      19    $    211           4    $     51
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,973)   $(21,570)       (413)   $ (4,454)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     560    $  5,979       2,335    $ 25,368
  Issued as reinvestment of dividends.......................       5          50           7          78
  Redeemed..................................................  (3,608)    (38,344)     (3,355)    (36,268)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (3,043)   $(32,315)     (1,013)   $(10,822)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     407    $  4,383         631    $  6,862
  Shares issued upon conversion from Investor B Shares......      25         264         123       1,339
  Issued as reinvestment of dividends.......................      32         341          61         666
  Redeemed..................................................    (628)     (6,698)       (642)     (6,969)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (164)   $ (1,710)        173    $  1,898
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      26    $    276         103    $  1,124
  Issued as reinvestment of dividends.......................      16         167          35         377
  Shares redeemed upon conversion into Investor A Shares....     (25)       (264)       (123)     (1,339)
  Redeemed..................................................    (128)     (1,348)       (219)     (2,373)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (111)   $ (1,169)       (204)   $ (2,211)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     181    $  1,932          82    $    891
  Issued as reinvestment of dividends.......................       1          11           2          22
  Redeemed..................................................     (64)       (682)        (51)       (549)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     118    $  1,261          33    $    364
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (3,200)   $(33,933)     (1,011)   $(10,771)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     478    $  5,045       1,561    $ 16,782
  Issued as reinvestment of dividends.......................      10         101          23         244
  Redeemed..................................................  (1,684)    (17,784)     (2,808)    (30,272)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,196)   $(12,638)     (1,224)   $(13,246)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     500    $  5,289         675    $  7,304
  Shares issued upon conversion from Investor B Shares......      36         375          70         755
  Issued as reinvestment of dividends.......................      26         276          70         758
  Redeemed..................................................    (754)     (7,944)       (944)    (10,171)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (192)   $ (2,004)       (129)   $ (1,354)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      14    $    146          95    $  1,020
  Issued as reinvestment of dividends.......................      10         108          29         315
  Shares redeemed upon conversion into Investor A Shares....     (36)       (375)        (70)       (755)
  Redeemed..................................................     (99)     (1,047)       (187)     (2,011)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (111)   $ (1,168)       (133)   $ (1,431)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      78    $    817         340    $  3,683
  Issued as reinvestment of dividends.......................       5          51          14         148
  Redeemed..................................................    (148)     (1,548)       (441)     (4,722)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (65)   $   (680)        (87)   $   (891)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,564)   $(16,490)     (1,573)   $(16,922)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    393      $ 4,093        1,248    $ 13,251
  Issued as reinvestment of dividends.......................      1            7            1          10
  Redeemed..................................................   (475)      (4,987)      (2,870)    (30,607)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (81)     $  (887)      (1,621)   $(17,346)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    148      $ 1,556          687    $  7,372
  Shares issued upon conversion from Investor B Shares......      2           18            1           7
  Issued as reinvestment of dividends.......................     20          211           34         362
  Redeemed..................................................   (154)      (1,613)        (731)     (7,770)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     16      $   172           (9)   $    (29)
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................      1      $     7           12    $    122
  Issued as reinvestment of dividends.......................      4           46            8          87
  Shares redeemed upon conversion into Investor A Shares....     (2)         (18)          (1)         (7)
  Redeemed..................................................    (18)        (193)         (68)       (730)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (15)     $  (158)         (49)   $   (528)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      9      $    92          112    $  1,191
  Issued as reinvestment of dividends.......................      3           26            4          38
  Redeemed..................................................    (44)        (460)         (48)       (509)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (32)     $  (342)          68    $    720
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (112)     $(1,215)      (1,611)   $(17,183)
                                                               ====      =======       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     199    $  2,066       1,103    $ 11,604
  Issued as reinvestment of dividends.......................       2          23           2          20
  Redeemed..................................................  (1,749)    (18,136)     (2,814)    (29,670)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,548)   $(16,047)     (1,709)   $(18,046)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      46    $    475         144    $  1,529
  Shares issued upon conversion from Investor B Shares......      --*          4           1          11
  Issued as reinvestment of dividends.......................       4          43          10         100
  Redeemed..................................................     (98)     (1,023)       (294)     (3,094)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (48)   $   (501)       (139)   $ (1,454)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       5    $     49          14    $    148
  Issued as reinvestment of dividends.......................       3          30           6          64
  Shares redeemed upon conversion into Investor A Shares....      --*         (4)         (1)        (11)
  Redeemed..................................................     (46)       (463)        (97)     (1,020)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (38)   $   (388)        (78)   $   (819)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $      5          41    $    439
  Issued as reinvestment of dividends.......................      --*          2          --*          2
  Redeemed..................................................      --*         (3)         (6)        (58)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $      4          35    $    383
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,634)   $(16,932)     (1,891)   $(19,936)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,913    $ 21,005       5,830    $ 65,342
  Issued as reinvestment of dividends.......................       4          40           5          51
  Redeemed..................................................  (2,846)    (31,099)     (6,527)    (72,670)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (929)   $(10,054)       (692)   $ (7,277)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     135    $  1,473         716    $  8,026
  Shares issued upon conversion from Investor B Shares......      24         269          31         349
  Issued as reinvestment of dividends.......................      68         751         133       1,488
  Redeemed..................................................    (438)     (4,805)       (879)     (9,807)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (211)   $ (2,312)          1    $     56
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       6    $     66          79    $    890
  Issued as reinvestment of dividends.......................      14         156          31         342
  Shares redeemed upon conversion into Investor A Shares....     (24)       (269)        (31)       (349)
  Redeemed..................................................     (91)       (996)       (212)     (2,349)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (95)   $ (1,043)       (133)   $ (1,466)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       3    $     31          79    $    885
  Issued as reinvestment of dividends.......................       2          24           5          52
  Redeemed..................................................     (16)       (178)        (29)       (326)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (11)   $   (123)         55    $    611
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,246)   $(13,532)       (769)   $ (8,076)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

                      [This page intentionally left blank]

NATIONS FUNDS



  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/     DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS      INCOME
                                            ---------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.42         $0.12            $(0.09)           $ 0.03          $(0.12)
Year ended 3/31/2004......................    10.40          0.22              0.02              0.24           (0.22)
Year ended 3/31/2003......................    10.13          0.26              0.27              0.53           (0.26)
Year ended 3/31/2002*.....................    10.14          0.34              0.01              0.35           (0.36)
Year ended 3/31/2001......................     9.94          0.44              0.20              0.64           (0.44)
Year ended 3/31/2000......................    10.10          0.41             (0.16)             0.25           (0.41)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.42         $0.10            $(0.09)           $ 0.01          $(0.10)
Year ended 3/31/2004......................    10.40          0.20              0.02              0.22           (0.20)
Year ended 3/31/2003......................    10.13          0.23              0.27              0.50           (0.23)
Year ended 3/31/2002*.....................    10.14          0.30              0.03              0.33           (0.34)
Year ended 3/31/2001......................     9.94          0.41              0.21              0.62           (0.42)
Year ended 3/31/2000......................    10.10          0.39             (0.16)             0.23           (0.39)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.42         $0.06            $(0.09)           $(0.03)         $(0.06)
Year ended 3/31/2004......................    10.40          0.12              0.02              0.14           (0.12)
Year ended 3/31/2003......................    10.13          0.16              0.27              0.43           (0.16)
Year ended 3/31/2002*.....................    10.14          0.27             (0.02)             0.25           (0.26)
Year ended 3/31/2001......................     9.94          0.34              0.20              0.54           (0.34)
Year ended 3/31/2000......................    10.10          0.36             (0.16)             0.20           (0.36)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.42         $0.06            $(0.09)           $(0.03)         $(0.06)
Year ended 3/31/2004......................    10.40          0.12              0.02              0.14           (0.12)
Year ended 3/31/2003......................    10.13          0.15              0.28              0.43           (0.16)
Year ended 3/31/2002*.....................    10.14          0.19              0.06              0.25           (0.26)
Year ended 3/31/2001......................     9.94          0.34              0.20              0.54           (0.34)
Year ended 3/31/2000......................    10.10          0.32             (0.16)             0.16           (0.32)

---------------

 * Effective April 1, 2001, the Short-Term Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.37%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.08% to 3.12%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS

                                                                                          WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                               RATIO OF        RATIO OF NET                   RATIO OF
                            NET ASSETS        OPERATING         INVESTMENT                    OPERATING
  NET ASSET                   END OF           EXPENSES        INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    VALUE         TOTAL       PERIOD          TO AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++      (000)           NET ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------


   $10.33          0.26%    $  883,694           0.40%+(a)         2.25%+          9%           0.58%+
    10.42          2.34      1,009,036           0.40(a)           2.12           20            0.58
    10.40          5.27        773,148           0.40(a)           2.46           11            0.59
    10.13          3.54        364,372           0.40(a)           3.37           12            0.63
    10.14          6.61        105,004           0.40(a)           4.41           38            0.66
     9.94          2.58         94,393           0.40(a)           4.16           90            0.77

   $10.33          0.14%    $  119,806           0.65%+(a)         2.00%+(b)       9%           0.83%+
    10.42          2.09        181,802           0.65(a)           1.87           20            0.83
    10.40          5.00        210,556           0.65(a)           2.21           11            0.84
    10.13          3.27        125,262           0.65(a)           3.12           12            0.88
    10.14          6.34         23,613           0.65(a)           4.16           38            0.91
     9.94          2.35         22,415           0.63(a)           3.93           90            1.02

   $10.33         (0.24)%   $    1,217           1.40%+(a)         1.25%+          9%           1.58%+
    10.42          1.33          1,356           1.40(a)           1.12           20            1.58
    10.40          4.22          1,771           1.40(a)           1.46           11            1.59
    10.13          2.51          1,884           1.40(a)           2.37           12            1.63
    10.14          5.56          3,463           1.40(a)           3.41           38            1.66
     9.94          1.99          7,030           0.94(a)           3.62           90            1.77

   $10.33         (0.24)%   $   41,657           1.40%+(a)         1.25%+          9%           1.58%+
    10.42          1.33         56,551           1.40%(a)          1.12           20            1.58
    10.40          4.21         82,563           1.40(a)           1.46           11            1.59
    10.13          2.47         41,822           1.40(a)           2.37           12            1.63
    10.14          5.55          1,417           1.40(a)           3.41           38            1.66
     9.94          1.57          1,616           1.40(a)           3.16           90            1.77

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/     DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS      INCOME
                                            --------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.40         $0.21           $(0.11)           $ 0.10          $(0.21)
Year ended 3/31/2004#.....................    10.36          0.41             0.05              0.46           (0.41)
Year ended 3/31/2003#.....................    10.00          0.44             0.38              0.82           (0.44)
Year ended 3/31/2002*#....................    10.15          0.47            (0.15)             0.32           (0.47)
Year ended 3/31/2001......................     9.78          0.47             0.37              0.84           (0.47)
Year ended 3/31/2000#.....................    10.30          0.47            (0.50)            (0.03)          (0.47)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.40         $0.19           $(0.11)           $ 0.08          $(0.19)
Year ended 3/31/2004#.....................    10.36          0.39             0.05              0.44           (0.39)
Year ended 3/31/2003#.....................    10.00          0.42             0.38              0.80           (0.42)
Year ended 3/31/2002*#....................    10.15          0.45            (0.16)             0.29           (0.44)
Year ended 3/31/2001......................     9.78          0.46             0.36              0.82           (0.45)
Year ended 3/31/2000#.....................    10.30          0.45            (0.50)            (0.05)          (0.45)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.40         $0.15           $(0.11)           $ 0.04          $(0.15)
Year ended 3/31/2004#.....................    10.36          0.31             0.05              0.36           (0.31)
Year ended 3/31/2003#.....................    10.00          0.33             0.39              0.72           (0.34)
Year ended 3/31/2002*#....................    10.15          0.36            (0.14)             0.22           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.37              0.74           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)            (0.12)          (0.38)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.40         $0.15           $(0.11)           $ 0.04          $(0.15)
Year ended 3/31/2004#.....................    10.36          0.31             0.05              0.36           (0.31)
Year ended 3/31/2003#.....................    10.00          0.33             0.39              0.72           (0.34)
Year ended 3/31/2002*#....................    10.16          0.35            (0.14)             0.21           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.38              0.75           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)            (0.12)          (0.38)

---------------
 * Effective April 1, 2001, the Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.53% to 4.61%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.28% to 4.36%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.67% for Primary A, 0.92% for Investor A Shares and 1.67% each for Investor B and Investor C Shares.

(c)The reimbursement from investment advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expenses ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.68% for Primary A, 0.93% for Investor A Shares and 1.68% each for Investor B and Investor C Shares.

(e)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS

                                                                                                                WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                               -----------------
                                                                     RATIO OF        RATIO OF                      RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER         AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS        NET ASSETS       RATE         NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


   $(0.01)         $(0.22)       $10.28       0.94%    $1,707,351      0.50%+(a)       4.03%+         10%            0.71%+(d)
    (0.01)          (0.42)        10.40       4.58      1,838,690      0.50(a)(c)      4.00           17             0.70(b)
    (0.02)          (0.46)        10.36       8.34      1,966,401      0.50            4.27           15             0.68
       --           (0.47)        10.00       3.17      1,160,559      0.50(a)         4.61           14             0.68
       --           (0.47)        10.15       8.81      1,196,121      0.50(a)         4.73           17             0.68
    (0.02)          (0.49)         9.78      (0.27)       849,966      0.50(a)         4.75           30             0.70

   $(0.01)         $(0.20)       $10.28       0.81%    $   33,990      0.75%+(a)       3.78%+(e)      10%            0.96%+(d)
    (0.01)          (0.40)        10.40       4.32         39,198      0.75(a)(c)      3.75           17             0.95(b)
    (0.02)          (0.44)        10.36       8.07         44,628      0.75            4.02           15             0.93
       --           (0.44)        10.00       2.91         28,868      0.75(a)         4.36           14             0.93
       --           (0.45)        10.15       8.54         20,728      0.75(a)         4.48           17             0.93
    (0.02)          (0.47)         9.78      (0.49)        19,782      0.73(a)         4.52           30             0.95

   $(0.01)         $(0.16)       $10.28       0.44%    $    4,647      1.50%+(a)       3.03%+         10%            1.71%+(d)
    (0.01)          (0.32)        10.40       3.54          5,092      1.50(a)(c)      3.00           17             1.70(b)
    (0.02)          (0.36)        10.36       7.26          6,200      1.50            3.27           15             1.68
       --           (0.37)        10.00       2.14          4,110      1.50(a)         3.61           14             1.68
       --           (0.37)        10.15       7.74          2,563      1.50(a)         3.73           17             1.68
    (0.02)          (0.40)         9.78      (1.18)         2,733      1.42(a)         3.83           30             1.70

   $(0.01)         $(0.16)       $10.28       0.44%    $    4,673      1.50%+(a)       3.03%+         10%            1.71%+(d)
    (0.01)          (0.32)        10.40       3.55          5,970      1.50(a)(c)      3.00           17             1.70(b)
    (0.02)          (0.36)        10.36       7.25          7,702      1.50            3.27           15             1.68
       --           (0.37)        10.00       2.03          2,006      1.50(a)         3.61           14             1.68
       --           (0.37)        10.16       7.84            528      1.50(a)         3.73           17             1.68
    (0.02)          (0.40)         9.78      (1.19)           539      1.50(a)         3.75           30             1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/     DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS      INCOME
                                            ---------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.16         $0.25            $(0.14)           $ 0.11          $(0.25)
Year ended 3/31/2004......................    11.07          0.50              0.09              0.59           (0.50)
Year ended 3/31/2003......................    10.83          0.53              0.24              0.77           (0.53)
Year ended 3/31/2002*.....................    11.14          0.55             (0.31)             0.24           (0.55)
Year ended 3/31/2001......................    10.69          0.56              0.45              1.01           (0.56)
Year ended 3/31/2000......................    11.48          0.54             (0.78)            (0.24)          (0.54)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.16         $0.24            $(0.14)           $ 0.10          $(0.24)
Year ended 3/31/2004......................    11.06          0.47              0.10              0.57           (0.47)
Year ended 3/31/2003......................    10.83          0.50              0.23              0.73           (0.50)
Year ended 3/31/2002*.....................    11.14          0.53             (0.31)             0.22           (0.53)
Year ended 3/31/2001......................    10.68          0.53              0.46              0.99           (0.53)
Year ended 3/31/2000......................    11.48          0.52             (0.79)            (0.27)          (0.52)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $11.16         $0.20            $(0.14)           $ 0.06          $(0.20)
Year ended 3/31/2004......................    11.06          0.39              0.10              0.49           (0.39)
Year ended 3/31/2003......................    10.83          0.42              0.23              0.65           (0.42)
Year ended 3/31/2002*.....................    11.13          0.44             (0.30)             0.14           (0.44)
Year ended 3/31/2001......................    10.69          0.45              0.44              0.89           (0.45)
Year ended 3/31/2000......................    11.48          0.44             (0.78)            (0.34)          (0.44)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $11.16         $0.20            $(0.13)           $ 0.07          $(0.20)
Year ended 3/31/2004......................    11.07          0.39              0.09              0.48           (0.39)
Year ended 3/31/2003......................    10.84          0.42              0.23              0.65           (0.42)
Year ended 3/31/2002*.....................    11.14          0.44             (0.30)             0.14           (0.44)
Year ended 3/31/2001......................    10.69          0.45              0.45              0.90           (0.45)
Year ended 3/31/2000......................    11.48          0.44             (0.78)            (0.34)          (0.44)

---------------
 * Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.95% to 5.01%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.70% to 4.76%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.78% for Primary A Shares, 1.03% for Investor A Shares and 1.78% each for Investor B and Investor C shares.

(c)The reimbursement from investment advisor is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.60% for Primary A, 0.85% for Investor A, and 1.60% each for Investor B and Investor C Shares.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.80% for Primary A, 1.05% for Investor A Shares and 1.80% each for Investor B and Investor C Shares.

(e)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                        RATIO OF      RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS      OPERATING      INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                   END OF        EXPENSES      INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF       TOTAL       PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++      (000)        NET ASSETS      NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.25)       $11.02        1.04%     $585,223         0.60%+(a)       4.60%+          6%           0.83%+(d)
     0.00           (0.50)        11.16        5.44       662,303         0.59(a)(c)      4.50            8            0.81(b)
       --           (0.53)        11.07        7.19       749,047         0.60(a)         4.77           25            0.79
       --           (0.55)        10.83        2.21       805,149         0.60(a)         5.01           13            0.79
       --           (0.56)        11.14        9.80       881,611         0.60(a)         5.13           18            0.79
    (0.01)          (0.55)        10.69       (2.08)      552,650         0.60(a)         4.99           36            0.82

   $   --          $(0.24)       $11.02        0.92%     $ 31,452         0.85%+(a)       4.35%+          6%           1.08%+(d)
     0.00           (0.47)        11.16        5.28        33,557         0.84(a)(c)      4.25            8            1.06(b)
       --           (0.50)        11.06        6.83        44,823         0.85(a)         4.52           25            1.04
       --           (0.53)        10.83        1.95        50,765         0.85(a)         4.76           13            1.04
       --           (0.53)        11.14        9.55        38,591         0.83(a)         4.90           18            1.04
    (0.01)          (0.53)        10.68       (2.28)       35,937         0.83(a)         4.76           36            1.07

   $   --          $(0.20)       $11.02        0.54%     $  7,440         1.60%+(a)       3.60%+          6%           1.83%+(d)
     0.00           (0.39)        11.16        4.49         8,117         1.59(a)(c)      3.50            8            1.81(b)
       --           (0.42)        11.06        6.04         9,263         1.60(a)         3.77           25            1.79
       --           (0.44)        10.83        1.28         9,116         1.60(a)         4.01           13            1.79
       --           (0.45)        11.13        8.62         8,930         1.60(a)         4.13           18            1.79
    (0.01)          (0.45)        10.69       (2.99)        8,795         1.53(a)         4.06           36            1.82

   $   --          $(0.20)       $11.03        0.63%     $    783         1.60%+(a)       3.60%+(e)       6%           1.83%+(d)
     0.00           (0.39)        11.16        4.40         1,372         1.59(a)(c)      3.50            8            1.81(b)
       --           (0.42)        11.07        6.03         1,591         1.60(a)         3.77           25            1.79
       --           (0.44)        10.84        1.28         1,294         1.60(a)         4.01           13            1.79
       --           (0.45)        11.14        8.71         1,318         1.60(a)         4.13           18            1.79
    (0.01)          (0.45)        10.69       (3.03)        1,418         1.60(a)         3.99           36            1.82

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.99         $0.16            $(0.10)           $0.06          $(0.16)
Year ended 3/31/2004......................    10.00          0.34              0.05             0.39           (0.34)
Period ended 3/31/2003....................    10.00          0.22              0.07             0.29           (0.22)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $10.01         $0.15            $(0.10)           $0.05          $(0.15)
Year ended 3/31/2004......................    10.02          0.32              0.05             0.37           (0.32)
Period ended 3/31/2003....................    10.00          0.18              0.09             0.27           (0.18)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $10.00         $0.12            $(0.10)           $0.02          $(0.12)
Year ended 3/31/2004......................    10.01          0.24              0.05             0.29           (0.24)
Period ended 3/31/2003....................    10.00          0.15              0.08             0.23           (0.15)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $10.01         $0.12            $(0.10)           $0.02          $(0.12)
Year ended 3/31/2004......................    10.02          0.24              0.05             0.29           (0.24)
Period ended 3/31/2003....................    10.00          0.14              0.09             0.23           (0.14)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.
(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                                    RATIO OF    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET             NET ASSETS    OPERATING    INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                 END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL      PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++    (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------


   $(0.02)         $(0.18)       $ 9.87       0.71%    $116,710       0.50%+(a)     3.37%+          7%           0.77%+
    (0.06)          (0.40)         9.99       3.99      128,957       0.50(a)       3.40           12            0.74
    (0.07)          (0.29)        10.00       2.94      124,009       0.50(a)+      3.61+          19            0.77+

   $(0.02)         $(0.17)       $ 9.89       0.59%    $  5,891       0.75%+(a)     3.12%+(b)       7%           1.02%+
    (0.06)          (0.38)        10.01       3.72       10,152       0.75(a)       3.15           12            0.99
    (0.07)          (0.25)        10.02       1.42        7,884       0.75(a)+      3.36+          19            1.02+

   $(0.02)         $(0.14)       $ 9.88       0.21%    $  1,111       1.50%+(a)     2.37%+          7%           1.77%+
    (0.06)          (0.30)        10.00       2.95        1,280       1.50(a)       2.40           12            1.74
    (0.07)          (0.22)        10.01       1.91          945       1.50(a)+      2.61+          19            1.77+

   $(0.02)         $(0.14)       $ 9.89       0.21%    $  3,126       1.50%+(a)     2.37%+          7%           1.77%+
    (0.06)          (0.30)        10.01       2.95        4,075       1.50(a)       2.40           12            1.74
    (0.07)          (0.21)        10.02       0.96        3,017       1.50(a)+      2.61+          19            1.77+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                                                                           NET INCREASE/
                                            NET ASSET                     NET REALIZED     (DECREASE) IN    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED   NET ASSET VALUE    FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON        FROM         INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS       OPERATIONS        INCOME
                                            --------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...    $7.58         $0.17            $(0.08)          $ 0.09          $(0.17)
Year ended 3/31/2004#.....................     7.60          0.34              0.05             0.39           (0.34)
Year ended 3/31/2003#.....................     7.28          0.35              0.32             0.67           (0.34)
Year ended 3/31/2002*#....................     7.45          0.35             (0.14)            0.21           (0.35)
Year ended 3/31/2001#.....................     7.13          0.37              0.33             0.70           (0.36)
Period ended 3/31/2000****................     7.51          0.30             (0.36)           (0.06)          (0.30)
INVESTOR A SHARES**
Six months ended 9/30/2004# (unaudited)...    $7.59         $0.16            $(0.07)          $ 0.09          $(0.16)
Year ended 3/31/2004#.....................     7.61          0.32              0.05             0.37           (0.32)
Year ended 3/31/2003#.....................     7.29          0.33              0.32             0.65           (0.32)
Year ended 3/31/2002*#....................     7.47          0.33             (0.15)            0.18           (0.33)
Year ended 3/31/2001#.....................     7.14          0.35              0.34             0.69           (0.34)
Period ended 3/31/2000....................     7.50          0.31             (0.34)           (0.03)          (0.31)
Period ended 5/14/1999....................     7.60          0.07             (0.10)           (0.03)          (0.07)
INVESTOR B SHARES**
Six months ended 9/30/2004# (unaudited)...    $7.60         $0.13            $(0.08)          $ 0.05          $(0.13)
Year ended 3/31/2004#.....................     7.61          0.26              0.06             0.32           (0.26)
Year ended 3/31/2003#.....................     7.29          0.27              0.33             0.60           (0.27)
Year ended 3/31/2002*#....................     7.47          0.27             (0.14)            0.13           (0.28)
Year ended 3/31/2001#.....................     7.14          0.30              0.34             0.64           (0.29)
Period ended 3/31/2000....................     7.51          0.27             (0.35)           (0.08)          (0.27)
Period ended 5/14/1999....................     7.61          0.06             (0.10)           (0.04)          (0.06)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...    $7.57         $0.13            $(0.07)          $ 0.06          $(0.13)
Year ended 3/31/2004#.....................     7.59          0.26              0.05             0.31           (0.26)
Year ended 3/31/2003#.....................     7.27          0.27              0.33             0.60           (0.27)
Year ended 3/31/2002*#....................     7.44          0.27             (0.13)            0.14           (0.28)
Year ended 3/31/2001#.....................     7.12          0.30              0.33             0.63           (0.29)
Period ended 3/31/2000****................     7.31          0.19             (0.17)            0.02           (0.19)

---------------
 * Effective April 1, 2001, the California Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:
     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.69% to 4.71%.
     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.46%.
     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.
     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.
   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 **The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
****
   California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and July 29, 1999, respectively.
 # Per share net investment income has been calculated using the monthly average shares method.
(a)The effect of interest expense on the operating expense ratio was less than 0.01%.
(b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.80% for Primary A Shares, 1.05% for Investor A Shares and 1.80% each for Investor B and Investor C shares.
(c)The reimbursement from investment advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expenses ratio (with waivers) was less than 0.01%.
(d)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.82% for Primary A, 1.07% for Investor A Shares and 1.82% each for Investor B and Investor C Shares.
(e)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                      RATIO OF    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS    OPERATING    INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                   END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF       TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++      (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $(0.04)         $(0.21)        $7.46        1.18%     $131,428     0.60%+(a)       4.49%+          3%           0.85%+(d)
    (0.07)          (0.41)         7.58        5.26       152,819     0.60(a)(c)      4.45           10            0.83(b)
    (0.01)          (0.35)         7.60        9.37       171,155     0.60(a)         4.56            6            0.82
    (0.03)          (0.38)         7.28        2.85        57,803     0.60            4.71            8            0.85
    (0.02)          (0.38)         7.45       10.05        37,285     0.60(a)         5.04           20            0.82
    (0.02)          (0.32)         7.13       (0.66)       21,654     0.60+(a)        4.70+          34            0.79+

   $(0.04)         $(0.20)        $7.48        1.19%     $122,474     0.85%+(a)       4.24%+          3%           1.10%+(d)(e)
    (0.07)          (0.39)         7.59        4.99       133,077     0.85(a)(c)      4.20           10            1.08(b)
    (0.01)          (0.33)         7.61        9.09       142,798     0.85(a)         4.31            6            1.07
    (0.03)          (0.36)         7.29        2.45       145,567     0.85            4.46            8            1.10
    (0.02)          (0.36)         7.47        9.93       149,282     0.83(a)         4.81           20            1.07
    (0.02)          (0.33)         7.14       (0.46)      157,672     0.80+(a)        4.50+          34            1.04+
       --           (0.07)         7.50       (0.42)      206,000     0.93+           4.40+           1            0.96+

   $(0.04)         $(0.17)        $7.48        0.68%     $  8,293     1.60%+(a)       3.49%+          3%           1.85%+(d)(e)
    (0.07)          (0.33)         7.60        4.34         9,203     1.60(a)(c)      3.45           10            1.83(b)
    (0.01)          (0.28)         7.61        8.27         9,390     1.60(a)         3.56            6            1.82
    (0.03)          (0.31)         7.29        1.68         7,458     1.60            3.71            8            1.85
    (0.02)          (0.31)         7.47        9.15         5,729     1.55(a)         4.09           20            1.82
    (0.02)          (0.29)         7.14       (1.16)        4,206     1.45+(a)        3.85+          34            1.79+
       --           (0.06)         7.51       (0.57)        3,000     1.66+           3.63+           1            1.69+

   $(0.04)         $(0.17)        $7.46        0.82%     $  3,591     1.60%+(a)       3.49%+          3%           1.85%+(d)(e)
    (0.07)          (0.33)         7.57        4.22         4,510     1.60(a)(c)      3.45           10            1.83(b)
    (0.01)          (0.28)         7.59        8.30         4,961     1.60(a)         3.56            6            1.82
    (0.03)          (0.31)         7.27        1.82         3,265     1.60            3.71            8            1.85
    (0.02)          (0.31)         7.44        8.97         1,191     1.60(a)         4.04           20            1.82
    (0.02)          (0.21)         7.12        0.30           258     1.60+(a)        3.70+          34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.20           $(0.15)          $ 0.05          $(0.20)
Year ended 3/31/2004#.....................    10.81          0.41             0.06             0.47           (0.41)
Year ended 3/31/2003#.....................    10.55          0.46             0.26             0.72           (0.46)
Year ended 3/31/2002*#....................    10.70          0.50            (0.15)            0.35           (0.50)
Year ended 3/31/2001......................    10.34          0.50             0.37             0.87           (0.51)
Year ended 3/31/2000#.....................    10.79          0.50            (0.45)            0.05           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.86         $0.18           $(0.15)          $ 0.03          $(0.18)
Year ended 3/31/2004#.....................    10.80          0.38             0.06             0.44           (0.38)
Year ended 3/31/2003#.....................    10.54          0.43             0.26             0.69           (0.43)
Year ended 3/31/2002*#....................    10.69          0.47            (0.15)            0.32           (0.47)
Year ended 3/31/2001......................    10.33          0.48             0.36             0.84           (0.48)
Year ended 3/31/2000#.....................    10.79          0.48            (0.46)            0.02           (0.48)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.14           $(0.15)          $(0.01)         $(0.14)
Year ended 3/31/2004#.....................    10.81          0.30             0.06             0.36           (0.30)
Year ended 3/31/2003#.....................    10.55          0.35             0.26             0.61           (0.35)
Year ended 3/31/2002*#....................    10.70          0.39            (0.15)            0.24           (0.39)
Year ended 3/31/2001......................    10.34          0.40             0.36             0.76           (0.40)
Year ended 3/31/2000#.....................    10.79          0.41            (0.45)           (0.04)          (0.41)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.88         $0.14           $(0.15)          $(0.01)         $(0.14)
Year ended 3/31/2004#.....................    10.82          0.30             0.06             0.36           (0.30)
Year ended 3/31/2003#.....................    10.56          0.35             0.26             0.61           (0.35)
Year ended 3/31/2002*#....................    10.72          0.31            (0.08)            0.23           (0.39)
Year ended 3/31/2001......................    10.36          0.40             0.36             0.76           (0.40)
Year ended 3/31/2000#.....................    10.79          0.40            (0.43)           (0.03)          (0.40)

---------------

 * Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
                                                                        RATIO OF       RATIO OF                     RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS      OPERATING   NET INVESTMENT                  OPERATING
  FROM NET        DIVIDENDS       VALUE                   END OF       EXPENSES TO  INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL        PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++       (000)         ASSETS       NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


   $(0.03)         $(0.23)       $10.69       0.44%      $173,933         0.50%+(a)      3.70%+          1%           0.73%+
       --           (0.41)        10.87       4.43        205,937         0.50(a)        3.78           25            0.71
       --           (0.46)        10.81       6.94        216,624         0.50(a)        4.29           20            0.72
       --           (0.50)        10.55       3.28        211,928         0.50(a)        4.65           15            0.73
       --           (0.51)        10.70       8.59        240,441         0.50(a)        4.82            6            0.71
       --           (0.50)        10.34       0.54        207,704         0.50(a)        4.80           12            0.74

   $(0.03)         $(0.21)       $10.68       0.31%      $ 15,841         0.75%+(a)      3.45%+          1%           0.98%+
       --           (0.38)        10.86       4.17         18,854         0.75(a)        3.53           25            0.96
       --           (0.43)        10.80       6.68         18,358         0.75(a)        4.04           20            0.97
       --           (0.47)        10.54       3.03          8,530         0.75(a)        4.40           15            0.98
       --           (0.48)        10.69       8.33          5,319         0.75(a)        4.57            6            0.96
       --           (0.48)        10.33       0.22          9,695         0.73(a)        4.57           12            0.99

   $(0.03)         $(0.17)       $10.69      (0.06)%     $  7,406         1.50%+(a)      2.70%+          1%           1.73%+
       --           (0.30)        10.87       3.39          8,885         1.50(a)        2.78           25            1.71
       --           (0.35)        10.81       5.87          9,700         1.50(a)        3.29           20            1.72
       --           (0.39)        10.55       2.26          5,700         1.50(a)        3.65           15            1.73
       --           (0.40)        10.70       7.52          4,429         1.50(a)        3.82            6            1.71
       --           (0.41)        10.34      (0.38)         4,639         1.41(a)        3.89           12            1.74

   $(0.03)         $(0.17)       $10.70      (0.06)%     $  8,792         1.50%+(a)      2.70%+          1%           1.73%+
       --           (0.30)        10.88       3.38         10,246         1.50(a)        2.78           25            1.71
       --           (0.35)        10.82       5.85          9,160         1.50(a)        3.29           20            1.72
       --           (0.39)        10.56       2.12          2,116         1.50(a)        3.65           15            1.73
       --           (0.40)        10.72       7.49            172         1.50(a)        3.82            6            1.71
       --           (0.40)        10.36      (0.26)           117         1.50(a)        3.80           12            1.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.02         $0.21           $(0.13)          $ 0.08          $(0.21)
Year ended 3/31/2004#.....................    10.11          0.43               --##           0.43           (0.43)
Year ended 3/31/2003#.....................     9.81          0.46             0.48             0.94           (0.46)
Year ended 3/31/2002*#....................     9.98          0.47            (0.12)            0.35           (0.47)
Year ended 3/31/2001......................     9.53          0.48             0.46             0.94           (0.48)
Year ended 3/31/2000......................     9.99          0.48            (0.46)            0.02           (0.48)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.02         $0.20           $(0.13)          $ 0.07          $(0.20)
Year ended 3/31/2004#.....................    10.11          0.41               --##           0.41           (0.41)
Year ended 3/31/2003#.....................     9.81          0.43             0.48             0.91           (0.43)
Year ended 3/31/2002*#....................     9.98          0.45            (0.12)            0.33           (0.45)
Year ended 3/31/2001......................     9.53          0.45             0.46             0.91           (0.45)
Year ended 3/31/2000......................     9.99          0.46            (0.46)              --           (0.46)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.01         $0.16           $(0.13)          $ 0.03          $(0.16)
Year ended 3/31/2004#.....................    10.11          0.33            (0.01)            0.32           (0.33)
Year ended 3/31/2003#.....................     9.81          0.35             0.49             0.84           (0.36)
Year ended 3/31/2002*#....................     9.98          0.37            (0.12)            0.25           (0.37)
Year ended 3/31/2001......................     9.53          0.38             0.46             0.84           (0.38)
Year ended 3/31/2000......................     9.99          0.39            (0.46)           (0.07)          (0.39)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.00         $0.16           $(0.13)          $ 0.03          $(0.16)
Year ended 3/31/2004#.....................    10.10          0.33            (0.01)            0.32           (0.33)
Year ended 3/31/2003#.....................     9.80          0.35             0.49             0.84           (0.36)
Year ended 3/31/2002*#....................     9.97          0.36            (0.11)            0.25           (0.37)
Year ended 3/31/2001......................     9.53          0.37             0.46             0.83           (0.38)
Year ended 3/31/2000......................     9.99          0.38            (0.46)           (0.08)          (0.38)

---------------

 * Effective April 1, 2001, the Florida Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.71% to 4.76%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.46% to 4.51%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                        RATIO OF       RATIO OF                      RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET                 NET ASSETS   OPERATING    NET INVESTMENT                   OPERATING
  FROM NET        DIVIDENDS       VALUE                     END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
  REALIZED           AND          END OF       TOTAL        PERIOD     TO AVERAGE     TO AVERAGE      TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS     PERIOD      RETURN++      (000)      NET ASSETS     NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------


   $(0.09)         $(0.30)        $ 9.80        0.86%      $49,680        0.60%+(a)      4.30%+           0%           0.90%+
    (0.09)          (0.52)         10.02        4.46        56,578        0.60(a)        4.32             8            0.86
    (0.18)          (0.64)         10.11        9.76        68,698        0.60(a)        4.53            21            0.85
    (0.05)          (0.52)          9.81        3.55        75,300        0.60(a)        4.76             5            0.87
    (0.01)          (0.49)          9.98       10.13        92,327        0.60(a)        4.93             7            0.83
       --           (0.48)          9.53        0.26        79,335        0.60(a)        4.98            18            0.86

   $(0.09)         $(0.29)        $ 9.80        0.73%      $37,110        0.85%+(a)      4.05%+           0%           1.15%+
    (0.09)          (0.50)         10.02        4.20        40,630        0.85(a)        4.07             8            1.11
    (0.18)          (0.61)         10.11        9.49        44,073        0.85(a)        4.28            21            1.10
    (0.05)          (0.50)          9.81        3.29        43,619        0.85(a)        4.51             5            1.12
    (0.01)          (0.46)          9.98        9.86        45,034        0.85(a)        4.68             7            1.08
       --           (0.46)          9.53        0.04        49,439        0.83(a)        4.75            18            1.11

   $(0.09)         $(0.25)        $ 9.79        0.36%      $ 9,279        1.60%+(a)      3.30%+           0%           1.90%+
    (0.09)          (0.42)         10.01        3.33        10,648        1.60(a)        3.32             8            1.86
    (0.18)          (0.54)         10.11        8.67        11,745        1.60(a)        3.53            21            1.85
    (0.05)          (0.42)          9.81        2.52        10,419        1.60(a)        3.76             5            1.87
    (0.01)          (0.39)          9.98        9.05        10,811        1.60(a)        3.93             7            1.83
       --           (0.39)          9.53       (0.67)       12,802        1.53(a)        4.05            18            1.86

   $(0.09)         $(0.25)        $ 9.78        0.36%      $   648        1.60%+(a)      3.30%+(b)        0%           1.90%+
    (0.09)          (0.42)         10.00        3.32           817        1.60(a)        3.32             8            1.86
    (0.18)          (0.54)         10.10        8.68           525        1.60(a)        3.53            21            1.85
    (0.05)          (0.42)          9.80        2.51           278        1.60(a)        3.76             5            1.87
    (0.01)          (0.39)          9.97        8.92            64        1.60(a)        3.93             7            1.83
       --           (0.38)          9.53       (0.73)           23        1.60(a)        3.98            18            1.86

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.98         $0.22           $(0.10)          $ 0.12          $(0.22)
Year ended 3/31/2004#.....................    10.92          0.45             0.06             0.51           (0.45)
Year ended 3/31/2003#.....................    10.69          0.49             0.23             0.72           (0.49)
Year ended 3/31/2002*#....................    10.82          0.50            (0.13)            0.37           (0.50)
Year ended 3/31/2001......................    10.42          0.51             0.40             0.91           (0.51)
Year ended 3/31/2000......................    10.94          0.50            (0.51)           (0.01)          (0.50)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.98         $0.21           $(0.10)          $ 0.11          $(0.21)
Year ended 3/31/2004#.....................    10.92          0.42             0.06             0.48           (0.42)
Year ended 3/31/2003#.....................    10.69          0.46             0.23             0.69           (0.46)
Year ended 3/31/2002*#....................    10.82          0.48            (0.13)            0.35           (0.48)
Year ended 3/31/2001......................    10.42          0.48             0.40             0.88           (0.48)
Year ended 3/31/2000......................    10.94          0.48            (0.52)           (0.04)          (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.99         $0.17           $(0.11)          $ 0.06          $(0.17)
Year ended 3/31/2004#.....................    10.92          0.34             0.07             0.41           (0.34)
Year ended 3/31/2003#.....................    10.69          0.39             0.22             0.61           (0.38)
Year ended 3/31/2002*#....................    10.82          0.39            (0.12)            0.27           (0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.40            (0.51)           (0.11)          (0.40)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.98         $0.17           $(0.10)          $ 0.07          $(0.17)
Year ended 3/31/2004#.....................    10.92          0.34             0.06             0.40           (0.34)
Year ended 3/31/2003#.....................    10.69          0.37             0.24             0.61           (0.38)
Year ended 3/31/2002*#....................    10.82          0.39            (0.12)            0.27           (0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.39            (0.51)           (0.12)          (0.39)

---------------

 * Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                     RATIO OF       RATIO OF                     RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING   NET INVESTMENT                  OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE     TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS     NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.22)       $10.88       1.12%     $118,146       0.50%+(a)      4.06%+          2%           0.75%+
       --           (0.45)        10.98       4.73       133,207       0.50(a)        4.08           11            0.73
       --           (0.49)        10.92       6.81       150,797       0.50(a)        4.47           15            0.73
       --           (0.50)        10.69       3.50       134,638       0.50(a)        4.65            6            0.76
       --           (0.51)        10.82       8.93       128,158       0.50(a)        4.80           10            0.73
    (0.01)          (0.51)        10.42      (0.02)      121,948       0.50(a)        4.69           28            0.78

   $   --          $(0.21)       $10.88       1.00%     $ 22,881       0.75%+(a)      3.81%+          2%           1.00%+
       --           (0.42)        10.98       4.47        21,887       0.75(a)        3.83           11%           0.98
       --           (0.46)        10.92       6.54        18,979       0.75(a)        4.22           15            0.98
       --           (0.48)        10.69       3.24        12,791       0.75(a)        4.40            6            1.01
       --           (0.48)        10.82       8.66        11,872       0.75(a)        4.55           10            0.98
    (0.01)          (0.48)        10.42      (0.27)       13,244       0.73(a)        4.46           28            1.03

   $   --          $(0.17)       $10.88       0.53%     $  6,932       1.50%+(a)      3.06%+          2%           1.75%+
       --           (0.34)        10.99       3.79         7,462       1.50(a)        3.08           11            1.73
       --           (0.38)        10.92       5.76         9,135       1.50(a)        3.47           15            1.73
       --           (0.40)        10.69       2.47         6,865       1.50(a)        3.65            6            1.76
       --           (0.40)        10.82       7.85         6,773       1.50(a)        3.80           10            1.73
    (0.01)          (0.41)        10.42      (0.96)        6,812       1.41(a)        3.78           28            1.78

   $   --          $(0.17)       $10.88       0.62%     $  4,142       1.50%+(a)      3.06%+          2%           1.75%+
       --           (0.34)        10.98       3.69         4,769       1.50(a)        3.08           11            1.73
       --           (0.38)        10.92       5.74         5,190       1.50(a)        3.47           15            1.73
       --           (0.40)        10.69       2.46         1,400       1.50(a)        3.65            6            1.76
       --           (0.40)        10.82       7.96           770       1.50(a)        3.80           10            1.73
    (0.01)          (0.40)        10.42      (1.13)          764       1.50(a)        3.69           28            1.78

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                                                                           NET INCREASE/
                                            NET ASSET                     NET REALIZED     (DECREASE) IN    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED   NET ASSET VALUE    FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON        FROM         INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS       OPERATIONS        INCOME
                                            --------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.39         $0.19            $(0.11)           $0.08          $(0.19)
Year ended 3/31/2004......................    10.46          0.38              0.02             0.40           (0.38)
Year ended 3/31/2003......................    10.16          0.42              0.32             0.74           (0.42)
Year ended 3/31/2002*.....................    10.33          0.45             (0.16)            0.29           (0.45)
Period ended 3/31/2001**..................    10.00          0.46              0.18             0.64           (0.31)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.38         $0.17            $(0.10)           $0.07          $(0.17)
Year ended 3/31/2004......................    10.45          0.36              0.02             0.38           (0.36)
Year ended 3/31/2003......................    10.15          0.40              0.32             0.72           (0.40)
Year ended 3/31/2002*.....................    10.33          0.43             (0.17)            0.26           (0.43)
Period ended 3/31/2001**..................    10.00          0.47              0.13             0.60           (0.27)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.37         $0.14            $(0.10)           $0.04          $(0.14)
Year ended 3/31/2004......................    10.44          0.28              0.02             0.30           (0.28)
Year ended 3/31/2003......................    10.14          0.32              0.32             0.64           (0.32)
Year ended 3/31/2002*.....................    10.32          0.35             (0.17)            0.18           (0.35)
Period ended 3/31/2001**..................    10.00          0.33              0.19             0.52           (0.20)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.36         $0.14            $(0.10)           $0.04          $(0.14)
Year ended 3/31/2004......................    10.43          0.28              0.02             0.30           (0.28)
Period ended 3/31/2003**..................    10.00          0.22              0.45             0.67           (0.22)

---------------

 * Effective April 1, 2001, the Kansas Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.39% to 440%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.14% to 4.15%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.39% to 3.40%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 **Kansas Municipal Income Primary A, Investor A, Investor B and Investor C
   Shares commenced operations on July 17, 2000, August 14, 2000, August 29, 2000 and July 9, 2002, respectively.

 + Annualized

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 208

NATIONS FUNDS

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                      RATIO OF    RATIO OF NET                  RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS   OPERATING     INVESTMENT                   OPERATING
  FROM NET        DIVIDENDS       VALUE                   END OF      EXPENSES    INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF       TOTAL       PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++      (000)      NET ASSETS    NET ASSETS      RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------


   $(0.09)         $(0.28)       $10.19        0.84%     $ 66,689       0.60%+(a)    3.65%+          7%          0.96%+
    (0.09)          (0.47)        10.39        3.99        76,800       0.60(a)      3.70           12           0.88
    (0.02)          (0.44)        10.46        7.45        89,718       0.60(a)      4.07           42           0.90
    (0.01)          (0.46)        10.16        2.84        98,506       0.60(a)      4.40           13           0.91
     0.00           (0.31)        10.33        6.60       111,226       0.60+(a)     4.44+(a)       17           0.93+(a)

   $(0.09)         $(0.26)       $10.19        0.81%     $  4,233       0.85%+(a)    3.40%+          7%          1.21%+
    (0.09)          (0.45)        10.38        3.73         4,370       0.85(a)      3.45           12           1.13
    (0.02)          (0.42)        10.45        7.19         6,489       0.85(a)      3.82           42           1.15
    (0.01)          (0.44)        10.15        2.49         3,115       0.85(a)      4.15           13           1.16
     0.00           (0.27)        10.33        5.66           646       0.85+(a)     4.19+(a)       17           1.18+(a)

   $(0.09)         $(0.23)       $10.18        0.43%     $    282       1.60%+(a)    2.65%+          7%          1.96%+
    (0.09)          (0.37)        10.37        2.96           281       1.60(a)      2.70           12           1.88
    (0.02)          (0.34)        10.44        6.39           262       1.60(a)      3.07           42           1.90
    (0.01)          (0.36)        10.14        1.62            25       1.60(a)      3.40           13           1.91
     0.00           (0.20)        10.32        4.78           262       1.60+(a)     3.44+(a)       17           1.93+(a)

   $(0.09)         $(0.23)       $10.17        0.43%     $    139       1.60%+(a)    2.65%+          7%          1.96%+
    (0.09)          (0.37)        10.36        2.99           125       1.60(a)      2.70           12           1.88
    (0.02)          (0.24)        10.43        3.04           443       1.60(a)+     3.07+          42           1.90+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.23         $0.21           $(0.21)          $   --##        $(0.21)
Year ended 3/31/2004#.....................    11.22          0.45               --##           0.45           (0.44)
Year ended 3/31/2003#.....................    10.84          0.47             0.38             0.85           (0.47)
Year ended 3/31/2002*#....................    11.01          0.50            (0.17)            0.33           (0.50)
Year ended 3/31/2001#.....................    10.58          0.51             0.43             0.94           (0.51)
Year ended 3/31/2000......................    11.07          0.50            (0.48)            0.02           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.22         $0.20           $(0.20)          $   --##        $(0.20)
Year ended 3/31/2004#.....................    11.22          0.41               --##           0.41           (0.41)
Year ended 3/31/2003#.....................    10.84          0.44             0.38             0.82           (0.44)
Year ended 3/31/2002*#....................    11.01          0.47            (0.17)            0.30           (0.47)
Year ended 3/31/2001#.....................    10.58          0.48             0.43             0.91           (0.48)
Year ended 3/31/2000......................    11.07          0.47            (0.48)           (0.01)          (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $11.23         $0.16           $(0.20)          $(0.04)         $(0.16)
Year ended 3/31/2004#.....................    11.22          0.33               --##           0.33           (0.32)
Year ended 3/31/2003#.....................    10.84          0.37             0.37             0.74           (0.36)
Year ended 3/31/2002*#....................    11.01          0.38            (0.16)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.40            (0.48)           (0.08)          (0.40)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $11.23         $0.16           $(0.21)          $(0.05)         $(0.16)
Year ended 3/31/2004#.....................    11.22          0.33               --##           0.33           (0.32)
Year ended 3/31/2003#.....................    10.84          0.36             0.38             0.74           (0.36)
Year ended 3/31/2002*#....................    11.01          0.35            (0.13)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.39            (0.48)           (0.09)          (0.39)

---------------

 * Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.54%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.29%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 210

NATIONS FUNDS

                                                                     RATIO OF     RATIO OF NET                 RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                  OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO   EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE     TO AVERAGE     TURNOVER      AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS     NET ASSETS       RATE      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.21)       $11.02      0.03%      $167,991       0.50%+(a)      3.82%+          0%        0.73%+
       --           (0.44)        11.23       4.05       188,400       0.50(a)        3.89           19         0.72
       --           (0.47)        11.22       7.95       192,668       0.50(a)        4.22           15         0.72
       --           (0.50)        10.84       3.02       172,600       0.50(a)        4.54           16         0.74
       --           (0.51)        11.01       9.08       178,304       0.50           4.72           13         0.71
    (0.01)          (0.51)        10.58       0.17       169,218       0.50           4.65           21         0.76

   $   --          $(0.20)       $11.02      (0.01)%    $ 31,603       0.75%+(a)      3.57%+          0%        0.98%+
       --           (0.41)        11.22       3.70        34,458       0.75(a)        3.64           19         0.97
       --           (0.44)        11.22       7.69        32,174       0.75(a)        3.97           15         0.97
       --           (0.47)        10.84       2.76        20,760       0.75(a)        4.29           16         0.99
       --           (0.48)        11.01       8.81        17,478       0.75           4.47           13         0.96
    (0.01)          (0.48)        10.58      (0.06)       16,454       0.73           4.42           21         1.01

   $   --          $(0.16)       $11.03      (0.38)%    $ 14,931       1.50%+(a)      2.82%+          0%        1.73%+
       --           (0.32)        11.23       3.02        17,955       1.50(a)        2.89           19         1.72
       --           (0.36)        11.22       6.89        20,565       1.50(a)        3.22           15         1.72
       --           (0.39)        10.84       1.99         6,318       1.50(a)        3.54           16         1.74
       --           (0.40)        11.01       8.01         5,120       1.50           3.72           13         1.71
    (0.01)          (0.41)        10.58      (0.74)        5,662       1.42           3.73           21         1.76

   $   --          $(0.16)       $11.02      (0.47)%    $  2,990       1.50%+(a)      2.82%+          0%        1.73%+
       --           (0.32)        11.23       3.02         2,825       1.50(a)        2.89           19         1.72
       --           (0.36)        11.22       6.88         2,776       1.50(a)        3.22           15         1.72
       --           (0.39)        10.84       1.98         1,454       1.50(a)        3.54           16         1.74
       --           (0.40)        11.01       8.01           301       1.50           3.72           13         1.71
    (0.01)          (0.40)        10.58      (0.82)          335       1.50           3.65           21         1.76

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.22           $(0.10)          $ 0.12          $(0.22)
Year ended 3/31/2004#.....................    10.85          0.44             0.02             0.46           (0.44)
Year ended 3/31/2003#.....................    10.43          0.46             0.42             0.88           (0.46)
Year ended 3/31/2002*#....................    10.58          0.49            (0.16)            0.33           (0.48)
Year ended 3/31/2001#.....................    10.21          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000......................    10.71          0.48            (0.48)            0.00           (0.48)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.20           $(0.10)          $ 0.10          $(0.20)
Year ended 3/31/2004#.....................    10.85          0.41             0.02             0.43           (0.41)
Year ended 3/31/2003#.....................    10.44          0.44             0.41             0.85           (0.44)
Year ended 3/31/2002*#....................    10.58          0.46            (0.14)            0.32           (0.46)
Year ended 3/31/2001#.....................    10.21          0.47             0.36             0.83           (0.46)
Year ended 3/31/2000......................    10.71          0.46            (0.48)           (0.02)          (0.46)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.16           $(0.10)          $ 0.06          $(0.16)
Year ended 3/31/2004#.....................    10.85          0.33             0.02             0.35           (0.33)
Year ended 3/31/2003#.....................    10.43          0.36             0.42             0.78           (0.36)
Year ended 3/31/2002*#....................    10.58          0.38            (0.15)            0.23           (0.38)
Year ended 3/31/2001#.....................    10.21          0.38             0.37             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.39            (0.48)           (0.09)          (0.39)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.87         $0.16           $(0.10)          $ 0.06          $(0.16)
Year ended 3/31/2004#.....................    10.85          0.33             0.02             0.35           (0.33)
Year ended 3/31/2003#.....................    10.44          0.36             0.41             0.77           (0.36)
Year ended 3/31/2002*#....................    10.58          0.34            (0.10)            0.24           (0.38)
Year ended 3/31/2001#.....................    10.21          0.39             0.36             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.38            (0.48)           (0.10)          (0.38)

---------------

 * Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.23% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 212

NATIONS FUNDS

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                     RATIO OF    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING    INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO  INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     AVERAGE NET   TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS      NET ASSETS       RATE          ASSETS
----------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.22)       $10.77       1.12%     $157,981       0.50%+(a)     4.07%+          4%           0.73%+
       --           (0.44)        10.87       4.29       192,537       0.50(a)       4.02           20            0.72
       --           (0.46)        10.85       8.59       203,170       0.50          4.30            9            0.72
       --           (0.48)        10.43       3.20       176,671       0.50(a)       4.58           13            0.74
       --           (0.49)        10.58       8.61       180,126       0.50(a)       4.71           19            0.71
    (0.02)          (0.50)        10.21       0.05       175,650       0.50(a)       4.67           19            0.76

   $   --          $(0.20)       $10.77       1.00%     $ 23,604       0.75%+(a)     3.82%+          4%           0.98%+
       --           (0.41)        10.87       4.03        25,608       0.75(a)       3.77           20            0.97
       --           (0.44)        10.85       8.21        23,677       0.75          4.05            9            0.97
       --           (0.46)        10.44       3.04        11,975       0.75(a)       4.33           13            0.99
       --           (0.46)        10.58       8.34        10,332       0.75(a)       4.46           19            0.96
    (0.02)          (0.48)        10.21      (0.18)        9,684       0.73(a)       4.44           19            1.01

   $   --          $(0.16)       $10.77       0.62%     $ 14,886       1.50%+(a)     3.07%+          4%           1.73%+
       --           (0.33)        10.87       3.25        16,228       1.50(a)       3.02           20            1.72
       --           (0.36)        10.85       7.51        18,414       1.50          3.30            9            1.72
       --           (0.38)        10.43       2.17         5,917       1.50(a)       3.58           13            1.74
       --           (0.38)        10.58       7.54         5,261       1.50(a)       3.71           19            1.71
    (0.02)          (0.41)        10.21      (0.87)        5,212       1.41(a)       3.76           19            1.76

   $   --          $(0.16)       $10.77       0.61%     $  3,200       1.50%+(a)     3.07%+(b)       4%           1.73%+
       --           (0.33)        10.87       3.25         1,942       1.50(a)       3.02           20            1.72
       --           (0.36)        10.85       7.40         1,585       1.50          3.30            9            1.72
       --           (0.38)        10.44       2.25           734       1.50(a)       3.58           13            1.74
       --           (0.38)        10.58       7.54            79       1.50(a)       3.71           19            1.71
    (0.02)          (0.40)        10.21      (0.95)           88       1.50(a)       3.67           19            1.76

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                                                                          NET INCREASE/
                                            NET ASSET                    NET REALIZED     (DECREASE) IN    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED   NET ASSET VALUE    FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON        FROM         INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            -------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.79         $0.21           $(0.10)          $ 0.11          $(0.21)
Year ended 3/31/2004......................    10.74          0.45             0.13             0.58           (0.45)
Year ended 3/31/2003......................    10.50          0.50             0.24             0.74           (0.50)
Year ended 3/31/2002*.....................    10.64          0.52            (0.14)            0.38           (0.52)
Year ended 3/31/2001......................    10.27          0.52             0.37             0.89           (0.52)
Year ended 3/31/2000......................    10.79          0.51            (0.51)              --           (0.51)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.79         $0.20           $(0.10)          $ 0.10          $(0.20)
Year ended 3/31/2004......................    10.73          0.42             0.14             0.56           (0.42)
Year ended 3/31/2003......................    10.50          0.46             0.24             0.70           (0.47)
Year ended 3/31/2002*.....................    10.64          0.50            (0.14)            0.36           (0.50)
Year ended 3/31/2001......................    10.27          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000......................    10.79          0.49            (0.51)           (0.02)          (0.49)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.79         $0.16           $(0.10)          $ 0.06          $(0.16)
Year ended 3/31/2004......................    10.73          0.34             0.14             0.48           (0.34)
Year ended 3/31/2003......................    10.50          0.40             0.22             0.62           (0.39)
Year ended 3/31/2002*.....................    10.64          0.42            (0.14)            0.28           (0.42)
Year ended 3/31/2001......................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000......................    10.79          0.41            (0.51)           (0.10)          (0.41)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.80         $0.16           $(0.11)          $ 0.05          $(0.16)
Year ended 3/31/2004......................    10.74          0.34             0.14             0.48           (0.34)
Year ended 3/31/2003......................    10.51          0.38             0.24             0.62           (0.39)
Year ended 3/31/2002*.....................    10.64          0.41            (0.12)            0.29           (0.42)
Year ended 3/31/2001......................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000......................    10.79          0.40            (0.51)           (0.11)          (0.40)

---------------

 * Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.78% to 4.92%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.53% to 4.67%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 214

NATIONS FUNDS


                                                                                                           WITHOUT WAIVERS
                                                                                                           AND/OR EXPENSE
                                                                                                           REIMBURSEMENTS
                                                                                                           ---------------
                                                                     RATIO OF   RATIO OF NET                  RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS   OPERATING    INVESTMENT                   OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES   INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE   TO AVERAGE    TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS   NET ASSETS      RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------


  $(0.01)          $(0.22)       $10.68       1.11%     $185,391      0.50%+       4.04%+          2%          0.72%+
   (0.08)           (0.53)        10.79       5.57       220,249      0.50(a)      4.19           15           0.71
   (0.00)##         (0.50)        10.74       7.16       212,300      0.50(a)      4.64           24           0.71
     --             (0.52)        10.50       3.65       207,645      0.50(a)      4.92            8           0.73
     --             (0.52)        10.64       8.85       217,513      0.50(a)      4.95            9           0.70
   (0.01)           (0.52)        10.27       0.09       204,854      0.50(a)      4.88           14           0.74

  $(0.01)          $(0.21)       $10.68       0.99%     $ 25,616      0.75%+       3.79%+(b)       2%          0.97%+
   (0.08)           (0.50)        10.79       5.41        27,956      0.75(a)      3.94           15           0.96
   (0.00)##         (0.47)        10.73       6.79        29,186      0.75(a)      4.39           24           0.96
     --             (0.50)        10.50       3.39        17,791      0.75(a)      4.67            8           0.98
     --             (0.49)        10.64       8.58        18,420      0.75(a)      4.70            9           0.95
   (0.01)           (0.50)        10.27      (0.14)       17,396      0.73(a)      4.65           14           0.99

  $(0.01)          $(0.17)       $10.68       0.61%     $  9,225      1.50%+       3.04%+          2%          1.72%+
   (0.08)           (0.42)        10.79       4.62        10,524      1.50(a)      3.19           15           1.71
   (0.00)##         (0.39)        10.73       6.00        11,892      1.50(a)      3.64           24           1.71
     --             (0.42)        10.50       2.62         7,797      1.50(a)      3.92            8           1.73
     --             (0.41)        10.64       7.78         7,083      1.50(a)      3.95            9           1.70
   (0.01)           (0.42)        10.27      (0.82)        7,310      1.41(a)      3.97           14           1.74

  $(0.01)          $(0.17)       $10.68       0.51%     $  8,318      1.50%+       3.04%+          2%          1.72%+
   (0.08)           (0.42)        10.80       4.62         9,103      1.50(a)      3.19           15           1.71
   (0.00)##         (0.39)        10.74       5.98         9,997      1.50(a)      3.64           24           1.71
     --             (0.42)        10.51       2.71         3,713      1.50(a)      3.92            8           1.73
     --             (0.41)        10.64       7.78         2,175      1.50(a)      3.95            9           1.70
   (0.01)           (0.41)        10.27      (0.91)        2,755      1.50(a)      3.88           14           1.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.70         $0.21            $(0.11)          $ 0.10          $(0.21)
Year ended 3/31/2004......................    10.68          0.42              0.02             0.44           (0.42)
Year ended 3/31/2003......................    10.25          0.44              0.43             0.87           (0.44)
Year ended 3/31/2002*.....................    10.35          0.46             (0.10)            0.36           (0.46)
Year ended 3/31/2001......................     9.91          0.48              0.44             0.92           (0.48)
Year ended 3/31/2000......................    10.46          0.47             (0.54)           (0.07)          (0.47)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.70         $0.20            $(0.11)          $ 0.09          $(0.20)
Year ended 3/31/2004......................    10.68          0.39              0.02             0.41           (0.39)
Year ended 3/31/2003......................    10.25          0.42              0.43             0.85           (0.42)
Year ended 3/31/2002*.....................    10.35          0.43             (0.09)            0.34           (0.44)
Year ended 3/31/2001......................     9.91          0.45              0.44             0.89           (0.45)
Year ended 3/31/2000......................    10.46          0.44             (0.54)           (0.10)          (0.44)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.70         $0.16            $(0.11)          $ 0.05          $(0.16)
Year ended 3/31/2004......................    10.68          0.31              0.02             0.33           (0.31)
Year ended 3/31/2003......................    10.26          0.34              0.42             0.76           (0.34)
Year ended 3/31/2002*.....................    10.35          0.36             (0.09)            0.27           (0.36)
Year ended 3/31/2001......................     9.91          0.38              0.44             0.82           (0.38)
Year ended 3/31/2000......................    10.46          0.38             (0.54)           (0.16)          (0.38)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.65         $0.16            $(0.11)          $ 0.05          $(0.16)
Year ended 3/31/2004......................    10.63          0.31              0.02             0.33           (0.31)
Year ended 3/31/2003......................    10.21          0.34              0.42             0.76           (0.34)
Year ended 3/31/2002*.....................    10.31          0.30             (0.04)            0.26           (0.36)
Year ended 3/31/2001......................     9.87          0.42              0.40             0.82           (0.38)
Year ended 3/31/2000......................    10.45          0.39             (0.57)           (0.18)          (0.39)

---------------

 * Effective April 1, 2001, the Tennessee Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.45%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 216

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
                                                                         RATIO OF    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL         NET ASSET                NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS         VALUE                    END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND           END OF        TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


   $(0.01)         $(0.22)         $10.58         1.06%     $36,299       0.50%+         4.10%+         15%           0.90%+
       --           (0.42)          10.70         4.19       37,564       0.50(a)        3.91           24            0.83
       --           (0.44)          10.68         8.65       54,802       0.50(a)        4.18           16            0.84
       --           (0.46)          10.25         3.54       40,807       0.50           4.45            0            0.93
       --           (0.48)          10.35         9.53       38,928       0.50(a)        4.77           10            0.84
    (0.01)          (0.48)           9.91        (0.67)      37,736       0.50(a)        4.62           49            0.94

   $(0.01)         $(0.21)         $10.58         0.93%     $15,507       0.75%+         3.85%+         15%           1.15%+
       --           (0.39)          10.70         3.93       15,505       0.75(a)        3.66           24            1.08
       --           (0.42)          10.68         8.38       15,572       0.75(a)        3.93           16            1.09
       --           (0.44)          10.25         3.28        9,955       0.75           4.20            0            1.18
       --           (0.45)          10.35         9.25        7,945       0.75(a)        4.52           10            1.09
    (0.01)          (0.45)           9.91        (0.90)       7,810       0.73(a)        4.39           49            1.19

   $(0.01)         $(0.17)         $10.58         0.55%     $ 3,718       1.50%+         3.10%+         15%           1.90%+
       --           (0.31)          10.70         3.16        3,922       1.50(a)        2.91           24            1.83
       --           (0.34)          10.68         7.46        4,439       1.50(a)        3.18           16            1.84
       --           (0.36)          10.26         2.61        1,351       1.50           3.45            0            1.93
       --           (0.38)          10.35         8.44        1,448       1.50(a)        3.77           10            1.84
    (0.01)          (0.39)           9.91        (1.58)       1,783       1.41(a)        3.71           49            1.94

   $(0.01)         $(0.17)         $10.53         0.56%     $ 1,744       1.50%+         3.10%+(b)      15%           1.90%+
       --           (0.31)          10.65         3.17        2,111       1.50(a)        2.91           24            1.83
       --           (0.34)          10.63         7.49        1,391       1.50(a)        3.18           16            1.84
       --           (0.36)          10.21         2.52          322       1.50           3.45            0            1.93
       --           (0.38)          10.31         8.46            3       1.50(a)        3.77           10            1.84
    (0.01)          (0.40)           9.87        (1.96)           3       1.50(a)        3.62           49            1.94

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.62         $0.20           $(0.09)          $ 0.11          $(0.20)
Year ended 3/31/2004#.....................    10.51          0.41             0.11             0.52           (0.41)
Year ended 3/31/2003#.....................    10.19          0.47             0.32             0.79           (0.47)
Year ended 3/31/2002*#....................    10.35          0.50            (0.16)            0.34           (0.50)
Year ended 3/31/2001......................    10.00          0.51             0.35             0.86           (0.51)
Year ended 3/31/2000......................    10.48          0.49            (0.48)            0.01           (0.49)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.61         $0.19           $(0.08)          $ 0.11          $(0.19)
Year ended 3/31/2004#.....................    10.50          0.39             0.11             0.50           (0.39)
Year ended 3/31/2003#.....................    10.19          0.45             0.31             0.76           (0.45)
Year ended 3/31/2002*#....................    10.35          0.48            (0.16)            0.32           (0.48)
Year ended 3/31/2001......................    10.00          0.48             0.35             0.83           (0.48)
Year ended 3/31/2000......................    10.48          0.47            (0.48)           (0.01)          (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.62         $0.15           $(0.09)          $ 0.06          $(0.15)
Year ended 3/31/2004#.....................    10.51          0.31             0.11             0.42           (0.31)
Year ended 3/31/2003#.....................    10.19          0.37             0.32             0.69           (0.37)
Year ended 3/31/2002*#....................    10.35          0.40            (0.16)            0.24           (0.40)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.40            (0.48)           (0.08)          (0.40)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.62         $0.15           $(0.08)          $ 0.07          $(0.15)
Year ended 3/31/2004#.....................    10.50          0.31             0.12             0.43           (0.31)
Year ended 3/31/2003#.....................    10.18          0.37             0.32             0.69           (0.37)
Year ended 3/31/2002*#....................    10.35          0.24            (0.02)            0.22           (0.39)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.38            (0.48)           (0.10)          (0.38)

---------------

 * Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 218

NATIONS FUNDS



                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                      RATIO OF    RATIO OF NET                  RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS   OPERATING     INVESTMENT                   OPERATING
  FROM NET        DIVIDENDS       VALUE                   END OF      EXPENSES    INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF       TOTAL       PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++      (000)      NET ASSETS    NET ASSETS      RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------


   $(0.01)         $(0.21)       $10.52        1.07%     $229,829       0.50%+(a)     3.83%+         7%           0.72%+
       --           (0.41)        10.62        5.09       248,306       0.50(a)       3.93          16            0.71
       --           (0.47)        10.51        7.92       263,658       0.50(a)       4.54          29            0.71
       --           (0.50)        10.19        3.36       265,882       0.50(a)       4.87           5            0.72
       --           (0.51)        10.35        8.78       286,949       0.50(a)       5.00           6            0.70
    (0.00)##        (0.49)        10.00        0.17       326,323       0.50(a)       4.84          33            0.72

   $(0.01)         $(0.20)       $10.52        1.04%     $  6,714       0.75%+(a)     3.58%+         7%           0.97%+
       --           (0.39)        10.61        4.83         7,277       0.75(a)       3.68          16            0.96
       --           (0.45)        10.50        7.55         8,665       0.75(a)       4.29          29            0.96
       --           (0.48)        10.19        3.10         4,813       0.75(a)       4.62           5            0.97
       --           (0.48)        10.35        8.52         4,346       0.75(a)       4.75           6            0.95
    (0.00)##        (0.47)        10.00       (0.06)        6,075       0.73(a)       4.61          33            0.97

   $(0.01)         $(0.16)       $10.52        0.57%     $  3,962       1.50%+(a)     2.83%+         7%           1.72%+
       --           (0.31)        10.62        4.05         4,393       1.50(a)       2.93          16            1.71
       --           (0.37)        10.51        6.85         5,166       1.50(a)       3.54          29            1.71
       --           (0.40)        10.19        2.33         2,021       1.50(a)       3.87           5            1.72
       --           (0.40)        10.35        7.71         2,145       1.50(a)       4.00           6            1.70
    (0.00)##        (0.40)        10.00       (0.74)        2,005       1.42(a)       3.92          33            1.72

   $(0.01)         $(0.16)       $10.53        0.66%     $    465       1.50%+(a)     2.83%+         7%           1.72%+(b)
       --           (0.31)        10.62        4.17           466       1.50(a)       2.93          16            1.71
       --           (0.37)        10.50        6.84            85       1.50(a)       3.54          29            1.71
       --           (0.39)        10.18        2.16            58       1.50(a)       3.87           5            1.72
       --           (0.40)        10.35        7.69             3       1.50(a)       4.00           6            1.70
    (0.00)##        (0.38)        10.00       (0.86)            3       1.50(a)       3.84          33            1.72

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.21         $0.22            $(0.10)          $ 0.12          $(0.22)
Year ended 3/31/2004......................    11.18          0.46              0.03             0.49           (0.46)
Year ended 3/31/2003......................    10.79          0.48              0.39             0.87           (0.48)
Year ended 3/31/2002*.....................    10.92          0.50             (0.13)            0.37           (0.50)
Year ended 3/31/2001......................    10.51          0.50              0.41             0.91           (0.50)
Year ended 3/31/2000......................    10.98          0.50             (0.47)            0.03           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.21         $0.21            $(0.10)          $ 0.11          $(0.21)
Year ended 3/31/2004......................    11.18          0.43              0.03             0.46           (0.43)
Year ended 3/31/2003......................    10.79          0.46              0.38             0.84           (0.45)
Year ended 3/31/2002*.....................    10.92          0.47             (0.13)            0.34           (0.47)
Year ended 3/31/2001......................    10.51          0.48              0.41             0.89           (0.48)
Year ended 3/31/2000......................    10.98          0.47             (0.47)            0.00           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $11.22         $0.17            $(0.11)          $ 0.06          $(0.17)
Year ended 3/31/2004......................    11.18          0.35              0.04             0.39           (0.35)
Year ended 3/31/2003......................    10.79          0.37              0.39             0.76           (0.37)
Year ended 3/31/2002*.....................    10.92          0.39             (0.13)            0.26           (0.39)
Year ended 3/31/2001......................    10.51          0.40              0.41             0.81           (0.40)
Year ended 3/31/2000......................    10.98          0.40             (0.47)           (0.07)          (0.40)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $11.21         $0.17            $(0.10)          $ 0.07          $(0.17)
Year ended 3/31/2004......................    11.18          0.35              0.03             0.38           (0.35)
Year ended 3/31/2003......................    10.79          0.37              0.39             0.76           (0.37)
Year ended 3/31/2002*.....................    10.92          0.39             (0.13)            0.26           (0.39)
Year ended 3/31/2001......................    10.51          0.40              0.41             0.81           (0.40)
Year ended 3/31/2000......................    10.98          0.39             (0.47)           (0.08)          (0.39)

---------------

 * Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 220

NATIONS FUNDS

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                     RATIO OF    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------


   $(0.01)         $(0.23)       $11.10       1.12%     $267,283       0.50%+(a)     4.01%+          1%           0.71%+
    (0.00)##        (0.46)        11.21       4.47       280,515       0.50(a)       4.10           17            0.70
       --           (0.48)        11.18       8.21       287,348       0.50(a)       4.36            7            0.70
       --           (0.50)        10.79       3.44       237,459       0.50(a)       4.58           10            0.72
       --           (0.50)        10.92       8.92       252,741       0.50          4.73            9            0.70
    (0.00)##        (0.50)        10.51       0.29       228,698       0.50(a)       4.66           23            0.73

   $(0.01)         $(0.22)       $11.10       0.99%     $ 54,342       0.75%+(a)     3.76%+          1%           0.96%+
    (0.00)##        (0.43)        11.21       4.21        57,288       0.75(a)       3.85           17            0.95
       --           (0.45)        11.18       7.95        57,088       0.75(a)       4.11            7            0.95
       --           (0.47)        10.79       3.18        45,678       0.75(a)       4.33           10            0.97
       --           (0.48)        10.92       8.65        43,655       0.75          4.48            9            0.95
    (0.00)##        (0.47)        10.51       0.06        46,663       0.73(a)       4.43           23            0.98

   $(0.01)         $(0.18)       $11.10       0.52%     $ 14,682       1.50%+(a)     3.01%+          1%           1.71%+
    (0.00)##        (0.35)        11.22       3.52        15,907       1.50(a)       3.10           17            1.70
       --           (0.37)        11.18       7.14        17,337       1.50(a)       3.36            7            1.70
       --           (0.39)        10.79       2.40         8,987       1.50(a)       3.58           10            1.72
       --           (0.40)        10.92       7.85         8,859       1.50          3.73            9            1.70
    (0.00)##        (0.40)        10.51      (0.63)        9,073       1.41(a)       3.75           23            1.73

   $(0.01)         $(0.18)       $11.10       0.61%     $  2,153       1.50%+(a)     3.01%+          1%           1.71%+
    (0.00)##        (0.35)        11.21       3.43         2,303       1.50(a)       3.10           17            1.70
       --           (0.37)        11.18       7.14         1,680       1.50(a)       3.36            7            1.70
       --           (0.39)        10.79       2.41           869       1.50(a)       3.58           10            1.72
       --           (0.40)        10.92       7.84           817       1.50          3.73            9            1.70
    (0.00)##        (0.39)        10.51      (0.71)          759       1.50(a)       3.66           23            1.73

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the municipal bond portfolios of Funds
Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Municipal Income.................................     0.30%
Intermediate Municipal Bond and nine single-state
  Intermediate Municipal Bond Funds.........................     0.40%
Municipal Income and three single-state Municipal Bond
  Funds.....................................................     0.50%

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.18% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A Shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statement of operations.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                              SUB-TRANSFER
                                                               AGENT FEE
FUND                                                             (000)
--------------------------------------------------------------------------
Short-Term Municipal Income.................................      $ 16
Intermediate Municipal Bond.................................        30
Municipal Income............................................        10
California Intermediate Municipal Bond......................         2
California Municipal Bond...................................         2
Florida Intermediate Municipal Bond.........................         3
Florida Municipal Bond......................................         1
Georgia Intermediate Municipal Bond.........................         2
Kansas Municipal Income.....................................         1
Maryland Intermediate Municipal Bond........................         3
North Carolina Intermediate Municipal Bond..................         3
South Carolina Intermediate Municipal Bond..................         3
Tennessee Intermediate Municipal Bond.......................         1
Texas Intermediate Municipal Bond...........................         4
Virginia Intermediate Municipal Bond........................         5

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributor received the following:

                                                  FRONT END                    CONTINGENT DEFERRED
                                                 SALES CHARGE                     SALES CHARGE
                                                    (000)                             (000)
                                                 ------------    -----------------------------------------------
FUND                                              INVESTOR A     INVESTOR A        INVESTOR B         INVESTOR C
----------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income....................      $ 8            $47                $--               $ 3
Intermediate Municipal Bond....................        4             --                  2                --*
Municipal Income...............................        6             --                  7                --
California Intermediate Municipal Bond.........        5             --                  4                 2
California Municipal Bond......................       15             --                  7                --*
Florida Intermediate Municipal Bond............        5              1                  9                --*
Florida Municipal Bond.........................       22             --                  9                --
Georgia Intermediate Municipal Bond............        3             --                  2                --*
Kansas Municipal Income........................        8             --                 --                --
Maryland Intermediate Municipal Bond...........       15             --                  6                --*
North Carolina Intermediate Municipal Bond.....       11             --                  6                 1
South Carolina Intermediate Municipal Bond.....       14              7                  5                --
Tennessee Intermediate Municipal Bond..........        5             --                  1                 1
Texas Intermediate Municipal Bond..............        1             --                 --*               --
Virginia Intermediate Municipal Bond...........        9             --                  4                --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

Certain Funds have made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Tax-Exempt Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Funds. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                     ADMINISTRATION FEES
                                                             ADVISORY FEES             (EARNED BY BACAP
                                                           (EARNED BY BACAP)            DISTRIBUTORS)
FUND                                                             (000)                      (000)
--------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income..............................         $5                         $ 2
Intermediate Municipal Bond..............................          6                           2
Municipal Income.........................................          1                          --*
California Intermediate Municipal Bond...................         --*                         --*
California Municipal Bond................................          1                          --*
Florida Intermediate Municipal Bond......................          2                           1
Florida Municipal Bond...................................         --*                         --*
Georgia Intermediate Municipal Bond......................          1                          --*
Kansas Municipal Income..................................          1                          --*
Maryland Intermediate Municipal Bond.....................          1                          --*
North Carolina Intermediate Municipal Bond...............          1                          --*
South Carolina Intermediate Municipal Bond...............          4                           1
Tennessee Intermediate Municipal Bond....................          1                          --*
Texas Intermediate Municipal Bond........................          2                           1
Virginia Intermediate Municipal Bond.....................          2                           1

---------------

 *Amount represents less than $500.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fee payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to reimburse expenses and/or waive fees to the extent that the total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                                ANNUAL RATE
                                                                -----------
Short-Term Municipal Income.................................       0.40%
Intermediate Municipal Bond and nine single-state
  Intermediate
  Municipal Bond Funds......................................       0.50%
Municipal Income and three single-state Municipal Bond
  Funds.....................................................       0.60%

BACAP is entitled to recover from the Funds (except Kansas Municipal Income
Fund) any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2004, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                            POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO         AMOUNT
                                              RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN       RECOVERED DURING
                                                  3 YEARS                3 YEARS                2 YEARS            PERIOD ENDED
FUND                                           AS OF 9/30/04          AS OF 3/31/04          AS OF 3/31/04           9/30/04
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income...............      $1,038,581             $1,941,539             $1,533,069               $--
Intermediate Municipal Bond...............       1,582,433              2,952,298              2,838,755                --
Municipal Income..........................         637,219              1,197,407              1,468,151                --
California Intermediate Municipal Bond....         176,275                324,547                221,927                --
California Municipal Bond.................         295,396                573,485                605,058                --
Florida Intermediate Municipal Bond.......         251,127                486,395                494,942                --
Florida Municipal Bond....................         147,978                274,866                296,315                --
Georgia Intermediate Municipal Bond.......         198,149                369,816                389,857                --
Maryland Intermediate Municipal Bond......         257,904                496,036                495,122                --
North Carolina Intermediate Municipal
  Bond....................................         247,789                481,044                481,144                --
South Carolina Intermediate Municipal
  Bond....................................         262,007                493,535                517,196                --
Tennessee Intermediate Municipal Bond.....         116,324                214,985                201,545                --
Texas Intermediate Municipal Bond.........         270,072                511,278                529,754                --
Virginia Intermediate Municipal Bond......         349,183                630,499                653,332                --

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%*    0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

---------------

 *Short-Term Municipal Income pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Short-Term Municipal Income.................................  $ 97,495     $291,791
Intermediate Municipal Bond.................................   168,529      248,946
Municipal Income............................................    38,068      108,078
California Intermediate Municipal Bond......................     8,893       19,638
California Municipal Bond...................................     7,859       36,285
Florida Intermediate Municipal Bond.........................     1,750       28,637
Florida Municipal Bond......................................        --       10,467
Georgia Intermediate Municipal Bond.........................     3,705       16,072
Kansas Municipal Income.....................................     4,830       15,917
Maryland Intermediate Municipal Bond........................        --       20,873
North Carolina Intermediate Municipal Bond..................     8,644       38,956
South Carolina Intermediate Municipal Bond..................     5,022       22,836
Tennessee Intermediate Municipal Bond.......................     8,221        8,161
Texas Intermediate Municipal Bond...........................    16,737       25,258
Virginia Intermediate Municipal Bond........................     3,276       21,564

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

                       INTERMEDIATE MUNICIPAL BOND FUNDS

INVESTOR B SHARES PURCHASED:                      WILL CONVERT TO INVESTOR A SHARES AFTER:
------------------------------------------------------------------------------------------
-- after November 15, 1998                                   Eight years
-- between August 1, 1998 and November 15, 1998
  $0 - $499,999                                              Six years
  $500,000 - $999,999                                        Five years

                             MUNICIPAL INCOME FUND

INVESTOR B SHARES PURCHASED:                      WILL CONVERT TO INVESTOR A SHARES AFTER:
------------------------------------------------------------------------------------------
-- after November 15, 1998                                   Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                              Nine years
  $250,000 - $499,999                                        Six years
  $500,000 - $999,999                                        Five years
-- before August 1, 1997                                     Eight years

                    ALL OTHER LONG-TERM MUNICIPAL BOND FUNDS

INVESTOR B SHARES PURCHASED:                      WILL CONVERT TO INVESTOR A SHARES AFTER:
------------------------------------------------------------------------------------------
-- after November 15, 1998                                   Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                              Nine years
  $250,000 - $499,999                                        Six years
  $500,000 - $999,999                                        Five years
-- before August 1, 1997                                     Nine years

See Schedules of capital stock activity.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Short-Term Municipal Income.................................      $ 91          1.75%
Intermediate Municipal Bond.................................       258          1.75
Municipal Income............................................       211          1.64
California Intermediate Municipal Bond......................       105          1.56
California Municipal Bond...................................       131          1.51
Florida Intermediate Municipal Bond.........................        69          1.68
Florida Municipal Bond......................................        49          1.60
Georgia Intermediate Municipal Bond.........................        12          1.54
Kansas Municipal Income.....................................        91          1.61
Maryland Intermediate Municipal Bond........................       132          1.50
North Carolina Intermediate Municipal Bond..................       206          1.60
Texas Intermediate Municipal Bond...........................        37          1.54
Virginia Intermediate Municipal Bond........................        31          1.52

---------------

 *The average amount outstanding was calculated based on daily balances in the period

8.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                NET TAX UNREALIZED
                                                 COST OF         GROSS TAX       GROSS TAX        APPRECIATION/
                                             INVESTMENTS FOR     UNREALIZED      UNREALIZED     (DEPRECIATION) ON
                                              TAX PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS
FUND                                              (000)            (000)           (000)              (000)
------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income................    $1,027,122         $11,145         $(1,192)           $ 9,953
Intermediate Municipal Bond................     1,678,308          85,854            (922)            84,932
Municipal Income...........................       573,037          50,005          (2,796)            47,209
California Intermediate Municipal Bond.....       125,007           5,006            (250)             4,756
California Municipal Bond..................       248,499          18,522            (212)            18,310
Florida Intermediate Municipal Bond........       192,964           7,901            (345)             7,556
Florida Municipal Bond.....................        87,273           8,028             (51)             7,977
Georgia Intermediate Municipal Bond........       142,163           8,737            (143)             8,594
Kansas Municipal Income....................        69,780           3,035             (68)             2,967
Maryland Intermediate Municipal Bond.......       205,122          11,840          (1,117)            10,723
North Carolina Intermediate Municipal
  Bond.....................................       185,679          12,800            (164)            12,636
South Carolina Intermediate Municipal
  Bond.....................................       213,493          13,033            (405)            12,628
Tennessee Intermediate Municipal Bond......        53,324           3,300             (10)             3,290
Texas Intermediate Municipal Bond..........       232,799          14,454            (194)            14,260
Virginia Intermediate Municipal Bond.......       319,026          17,824          (1,392)            16,432

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                    IN 2008     IN 2009     IN 2010     IN 2011     IN 2012
FUND                                                 (000)       (000)       (000)       (000)       (000)
------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income*......................    $ --        $360        $15        $  336      $  110
Municipal Income..................................     502         734         --         8,472       1,320
Georgia Intermediate Municipal Bond...............     843         608         58           956          --
Maryland Intermediate Municipal Bond..............      --         202         --           480          --
North Carolina Intermediate Municipal Bond........      --         879         --            --          --

---------------

 *Short-Term Municipal Income had $24,557 in capital losses which expired during the year ended March 31, 2004.

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                    CAPITAL
                                                                LOSSES UTILIZED
FUND                                                                 (000)
-------------------------------------------------------------------------------
Florida Intermediate Municipal Bond.........................        $1,186
Georgia Intermediate Municipal Bond.........................           138
Maryland Intermediate Municipal Bond........................         1,060
North Carolina Intermediate Municipal Bond..................         1,045
Tennessee Intermediate Municipal Bond.......................           215
Texas Intermediate Municipal Bond...........................         2,702
Virginia Intermediate Municipal Bond........................         1,182

9.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and reimbursements: For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Settlements in principle with regulators: On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet: On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation: In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


MUNISAR
(9/04)

                                             Nations Convertible
                                             Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Value Fund

                                             Nations MidCap Value Fund

                                             Nations SmallCap Value Fund

                                             Nations Marsico
                                             Growth Fund

                                             Nations Strategic
                                             Growth Fund

         STOCK FUNDS                         Nations Marsico
         --------------------------------    Focused Equities Fund
         Semiannual report for the period
         ended September 30, 2004            Nations MidCap
                                             Growth Fund

                                             Nations Marsico 21st
                                             Century Fund

                                             Nations Small
                                             Company Fund




                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- William P. Carmichael
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- Keith T. Banks
                           Keith T. Banks
                           President of Nations Funds
                           President of Banc of America
                           Capital Management, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 5
                                       Nations Value Fund                                            7
                                       Nations MidCap Value Fund                                     9
                                       Nations SmallCap Value Fund                                  11
                                       Nations Marsico Growth Fund                                  13
                                       Nations Strategic Growth Fund                                15
                                       Nations Marsico Focused Equities Fund                        17
                                       Nations MidCap Growth Fund                                   19
                                       Nations Marsico 21st Century Fund                            21
                                       Nations Small Company Fund                                   23
                                       FINANCIAL STATEMENTS
                                       Schedules of investments                                     25
                                       Statements of assets and liabilities                         60
                                       Statements of operations                                     62
                                       Statements of changes in net assets                          64
                                       Schedules of capital stock activity                          70
                                       Financial highlights                                         82
                                       Notes to financial statements                               104
                                       Schedule of investments -- Nations Master Investment Trust  120
                                         Nations Marsico Growth Master Portfolio                   120
                                         Nations Strategic Growth Master Portfolio                 122
                                         Nations Marsico Focused Equities Master Portfolio         124
                                         Nations Small Company Master Portfolio                    126
                                       Statements of assets and liabilities                        129
                                       Statements of operations                                    130
                                       Statements of changes in net assets                         132
                                       Financial highlights                                        134
                                       Notes to financial statements                               135

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS CONVERTIBLE SECURITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,003.30              $4.77
Hypothetical**..............................................    $1,000.00         $1,020.31              $4.81
INVESTOR A
Actual......................................................    $1,000.00         $1,002.00              $6.02
Hypothetical**..............................................    $1,000.00         $1,019.05              $6.07
INVESTOR B
Actual......................................................    $1,000.00         $  997.80              $9.77
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85
INVESTOR C
Actual......................................................    $1,000.00         $  998.30              $9.77
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.95%, Investor A 1.20%, Investor B 1.95% and Investor C 1.95%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS CONVERTIBLE SECURITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

10.2%  Pharmaceuticals
 6.1%  Electric power - Non nuclear
 5.9%  Medical devices and supplies
 4.5%  Insurance
 3.8%  Computer services
 3.6%  Oilfield services
 5.2%  Telecommunications services
 3.4%  Diversified manufacturing
 3.3%  Health services
 3.2%  Broadcasting and cable
50.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Tyco International Group, 3.125%
                                                                                 01/15/23                                1.7%
                                                                            -------------------------------------------------
                                                                              2  Providian Financial Corporation,
                                                                                 2.750% 03/15/16                         1.2%
                                                                            -------------------------------------------------
                                                                              3  Genzyme Corporation, 1.250% 12/01/23    1.2%
                                                                            -------------------------------------------------
                                                                              4  Halliburton Company, 3.125% 07/15/23    1.2%
                                                                            -------------------------------------------------
                                                                              5  Sealed Air Corporation, 3.000%
                                                                                 06/30/33                                1.2%
                                                                            -------------------------------------------------
                                                                              6  AT&T Corporation - Liberty Media
                                                                                 Group, 4.000% 11/15/29                  1.2%
                                                                            -------------------------------------------------
                                                                              7  Host Marriott LP, 3.250% 04/15/24       1.2%
                                                                            -------------------------------------------------
                                                                              8  Teva Pharmaceutical Industries, Ltd.,
                                                                                 0.500% 02/01/24                         1.2%
                                                                            -------------------------------------------------
                                                                              9  General Motors Corporation              1.1%
                                                                            -------------------------------------------------
                                                                             10  Baxter International Inc.               1.1%
                                                                            -------------------------------------------------






                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS ASSET ALLOCATION FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  999.70              $4.76
Hypothetical**..............................................    $1,000.00         $1,020.31              $4.81
INVESTOR A
Actual......................................................    $1,000.00         $  999.00              $6.01
Hypothetical**..............................................    $1,000.00         $1,019.05              $6.07
INVESTOR B
Actual......................................................    $1,000.00         $  995.10              $9.75
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85
INVESTOR C
Actual......................................................    $1,000.00         $  995.40              $9.75
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.95%, Investor A 1.20%, Investor B 1.95% and Investor C 1.95%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS ASSET ALLOCATION FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.5%  Federal National Mortgage Association (FNMA) Certificates
 8.2%  Commercial banking
 5.2%  Integrated oil
 4.2%  Insurance
 4.1%  Pharmaceuticals
 3.3%  Telecommunications services
 3.6%  Investment services
 2.6%  Semiconductors
 2.6%  Diversified manufacturing
 2.4%  Medical devices and supplies
55.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    4.0%
                                                                            -------------------------------------------------
                                                                              2  High Yield Portfolio                    2.2%
                                                                            -------------------------------------------------
                                                                              3  Exxon Mobil Corporation                 2.1%
                                                                            -------------------------------------------------
                                                                              4  General Electric Company                2.0%
                                                                            -------------------------------------------------
                                                                              5  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    1.9%
                                                                            -------------------------------------------------
                                                                              6  Citigroup Inc.                          1.8%
                                                                            -------------------------------------------------
                                                                              7  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         1.7%
                                                                            -------------------------------------------------
                                                                              8  Pfizer Inc.                             1.7%
                                                                            -------------------------------------------------
                                                                              9  Microsoft Corporation                   1.5%
                                                                            -------------------------------------------------
                                                                             10  Johnson & Johnson                       1.4%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,006.30              $3.97
Hypothetical**..............................................    $1,000.00         $1,021.11              $4.00
INVESTOR A
Actual......................................................    $1,000.00         $1,005.10              $5.23
Hypothetical**..............................................    $1,000.00         $1,019.85              $5.27
INVESTOR B
Actual......................................................    $1,000.00         $1,000.60              $8.98
Hypothetical**..............................................    $1,000.00         $1,016.09              $9.05
INVESTOR C
Actual......................................................    $1,000.00         $1,001.10              $8.98
Hypothetical**..............................................    $1,000.00         $1,016.09              $9.05

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.79%, Investor A 1.04%, Investor B 1.79% and Investor C 1.79%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

14.9%  Commercial banking
11.1%  Integrated oil
 6.5%  Insurance
 6.4%  Aerospace and defense
 4.7%  Electric power - Nuclear
 4.3%  Diversified manufacturing
 4.1%  Telecommunications services
 3.7%  Investment services
 3.0%  Real Estate Investment Trusts (REITs)
 2.7%  Computers and office equipment
38.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Exxon Mobil Corporation                 4.5%
                                                                            -------------------------------------------------
                                                                              2  Citigroup Inc.                          4.1%
                                                                            -------------------------------------------------
                                                                              3  US Bancorp                              3.0%
                                                                            -------------------------------------------------
                                                                              4  General Electric Company                2.8%
                                                                            -------------------------------------------------
                                                                              5  United Technologies Corporation         2.7%
                                                                            -------------------------------------------------
                                                                              6  Altria Group, Inc.                      2.3%
                                                                            -------------------------------------------------
                                                                              7  Wells Fargo & Company                   2.0%
                                                                            -------------------------------------------------
                                                                              8  Verizon Communications Inc.             1.9%
                                                                            -------------------------------------------------
                                                                              9  Limited Brands                          1.7%
                                                                            -------------------------------------------------
                                                                             10  Honeywell International Inc.            1.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MIDCAP VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,036.40              $4.90
Hypothetical**..............................................    $1,000.00         $1,020.26              $4.86
INVESTOR A
Actual......................................................    $1,000.00         $1,035.20              $6.17
Hypothetical**..............................................    $1,000.00         $1,019.00              $6.12
INVESTOR B
Actual......................................................    $1,000.00         $1,030.30              $9.98
Hypothetical**..............................................    $1,000.00         $1,015.24              $9.90
INVESTOR C
Actual......................................................    $1,000.00         $1,031.00              $9.98
Hypothetical**..............................................    $1,000.00         $1,015.24              $9.90

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.96%, Investor A 1.21%, Investor B 1.96% and Investor C 1.96%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MIDCAP VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

10.6%  Commercial banking
 7.5%  Insurance
 5.4%  Real Estate Investment Trusts (REITs)
 4.4%  Lodging and recreation
 4.1%  Specialty stores
 3.9%  Chemicals - Specialty
 3.8%  Electric power - Nuclear
 3.8%  Diversified manufacturing
 3.2%  Integrated oil
 3.2%  Oilfield services
50.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Norfolk Southern Corporation            1.8%
                                                                            -------------------------------------------------
                                                                              2  Limited Brands                          1.6%
                                                                            -------------------------------------------------
                                                                              3  Marshall and Ilsley Corporation         1.5%
                                                                            -------------------------------------------------
                                                                              4  SUPERVALU Inc.                          1.5%
                                                                            -------------------------------------------------
                                                                              5  Zions Bancorporation                    1.4%
                                                                            -------------------------------------------------
                                                                              6  Pitney Bowes Inc.                       1.4%
                                                                            -------------------------------------------------
                                                                              7  Marathon Oil Corporation                1.4%
                                                                            -------------------------------------------------
                                                                              8  Hibernia Corporation, Class A           1.4%
                                                                            -------------------------------------------------
                                                                              9  Ashland Inc.                            1.3%
                                                                            -------------------------------------------------
                                                                             10  Fluor Corporation                       1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SMALLCAP VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,034.00              $ 6.63
Hypothetical**..............................................    $1,000.00         $1,018.55              $ 6.58
INVESTOR A
Actual......................................................    $1,000.00         $1,032.40              $ 7.90
Hypothetical**..............................................    $1,000.00         $1,017.30              $ 7.84
INVESTOR B
Actual......................................................    $1,000.00         $1,028.40              $11.70
Hypothetical**..............................................    $1,000.00         $1,013.54              $11.61
INVESTOR C
Actual......................................................    $1,000.00         $1,028.40              $11.70
Hypothetical**..............................................    $1,000.00         $1,013.54              $11.61

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.30%, Investor A 1.55%, Investor B 2.30% and Investor C 2.30%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SMALLCAP VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

12.6%  Commercial banking
 7.3%  Real Estate Investment Trusts (REITs)
 6.9%  Heavy machinery
 6.0%  Metals and mining
 4.8%  Commercial services
 4.6%  Insurance
 4.0%  Railroads, trucking and shipping
 3.7%  Health services
 3.2%  Semiconductors
 3.1%  Diversified manufacturing
43.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Kennametal Inc.                         1.2%
                                                                            -------------------------------------------------
                                                                              2  Paxar Corporation                       1.2%
                                                                            -------------------------------------------------
                                                                              3  Century Aluminum Company                1.2%
                                                                            -------------------------------------------------
                                                                              4  Equity Inns Inc.                        1.2%
                                                                            -------------------------------------------------
                                                                              5  Encore Acquisition Company              1.2%
                                                                            -------------------------------------------------
                                                                              6  Grey Wolf, Inc.                         1.2%
                                                                            -------------------------------------------------
                                                                              7  Graftech International Ltd.             1.2%
                                                                            -------------------------------------------------
                                                                              8  URS Corporation                         1.1%
                                                                            -------------------------------------------------
                                                                              9  Quiksilver, Inc.                        1.1%
                                                                            -------------------------------------------------
                                                                             10  School Specialty, Inc.                  1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,009.40              $ 5.49
Hypothetical**..............................................    $1,000.00         $1,019.60              $ 5.52
INVESTOR A
Actual......................................................    $1,000.00         $1,008.20              $ 6.75
Hypothetical**..............................................    $1,000.00         $1,018.35              $ 6.78
INVESTOR B
Actual......................................................    $1,000.00         $1,004.00              $10.50
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56
INVESTOR C
Actual......................................................    $1,000.00         $1,004.00              $10.50
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.09%, Investor A 1.34%, Investor B 2.09% and Investor C 2.09%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 7.9%  Lodging and recreation
 7.1%  Health services
 7.0%  Medical devices and supplies
 6.1%  Diversified manufacturing
 6.0%  Networking and telecommunications equipment
 5.1%  Specialty stores
 5.0%  Software
 4.6%  Pharmaceuticals
 4.1%  Finance - Miscellaneous
 3.8%  Investment services
43.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  UnitedHealth Group Inc.                 5.7%
                                                                            -------------------------------------------------
                                                                              2  QUALCOMM Inc.                           5.1%
                                                                            -------------------------------------------------
                                                                              3  General Electric Company                4.8%
                                                                            -------------------------------------------------
                                                                              4  Genentech, Inc.                         4.6%
                                                                            -------------------------------------------------
                                                                              5  SLM Corporation                         4.0%
                                                                            -------------------------------------------------
                                                                              6  Countrywide Financial Corporation       3.7%
                                                                            -------------------------------------------------
                                                                              7  Citigroup Inc.                          3.6%
                                                                            -------------------------------------------------
                                                                              8  Wynn Resorts, Ltd., 6.000% 07/15/15     3.2%
                                                                            -------------------------------------------------
                                                                              9  Caterpillar Inc.                        3.2%
                                                                            -------------------------------------------------
                                                                             10  FedEx Corporation                       3.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS STRATEGIC GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.90              $4.67
Hypothetical**..............................................    $1,000.00         $1,020.36              $4.76
INVESTOR A
Actual......................................................    $1,000.00         $  980.10              $5.91
Hypothetical**..............................................    $1,000.00         $1,019.10              $6.02
INVESTOR B
Actual......................................................    $1,000.00         $  975.90              $9.61
Hypothetical**..............................................    $1,000.00         $1,015.34              $9.80
INVESTOR C
Actual......................................................    $1,000.00         $  976.80              $9.61
Hypothetical**..............................................    $1,000.00         $1,015.34              $9.80

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.94%, Investor A 1.19%, Investor B 1.94% and Investor C 1.94%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS STRATEGIC GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 4.0%  Department and discount stores
 4.2%  Beverages
 4.3%  Investment services
 4.3%  Semiconductors
 4.8%  Medical devices and supplies
 6.1%  Software
 6.3%  Insurance
 6.9%  Integrated oil
 7.5%  Commercial banking
 7.6%  Pharmaceuticals
44.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Microsoft Corporation                   4.3%
                                                                            -------------------------------------------------
                                                                              2  Pfizer Inc.                             3.6%
                                                                            -------------------------------------------------
                                                                              3  Exxon Mobil Corporation                 2.5%
                                                                            -------------------------------------------------
                                                                              4  Proctor & Gamble Company                2.3%
                                                                            -------------------------------------------------
                                                                              5  PepsiCo, Inc.                           2.3%
                                                                            -------------------------------------------------
                                                                              6  United Parcel Service, Inc., Class B    2.1%
                                                                            -------------------------------------------------
                                                                              7  Costco Wholesale Corporation            2.1%
                                                                            -------------------------------------------------
                                                                              8  Coca-Cola Company                       2.0%
                                                                            -------------------------------------------------
                                                                              9  United Technologies Corporation         2.0%
                                                                            -------------------------------------------------
                                                                             10  Lexmark International, Inc.             1.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO FOCUSED

EQUITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  984.10              $ 5.42
Hypothetical**..............................................    $1,000.00         $1,019.60              $ 5.52
INVESTOR A
Actual......................................................    $1,000.00         $  982.70              $ 6.66
Hypothetical**..............................................    $1,000.00         $1,018.35              $ 6.78
INVESTOR B
Actual......................................................    $1,000.00         $  979.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56
INVESTOR C
Actual......................................................    $1,000.00         $  979.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.09%, Investor A 1.34%, Investor B 2.09% and Investor C 2.09%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO FOCUSED

EQUITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 4.3%  Commercial banking
 4.6%  Diversified manufacturing
 5.3%  Consumer credit and mortgages
 5.4%  Finance -- Miscellaneous
 5.4%  Specialty stores
 5.5%  Pharmaceuticals
 5.5%  Software
 7.1%  Networking and telecommunications equipment
 8.7%  Medical devices and supplies
 9.5%  Health services
38.7%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  UnitedHealth Group Inc.                 9.4%
                                                                            -------------------------------------------------
                                                                              2  QUALCOMM Inc.                           6.1%
                                                                            -------------------------------------------------
                                                                              3  Genentech, Inc.                         5.5%
                                                                            -------------------------------------------------
                                                                              4  SLM Corporation                         5.4%
                                                                            -------------------------------------------------
                                                                              5  Countrywide Financial Corporation       5.3%
                                                                            -------------------------------------------------
                                                                              6  General Electric Company                4.6%
                                                                            -------------------------------------------------
                                                                              7  Citigroup Inc.                          4.3%
                                                                            -------------------------------------------------
                                                                              8  Lowe's Companies, Inc.                  4.1%
                                                                            -------------------------------------------------
                                                                              9  FedEx Corporation                       3.4%
                                                                            -------------------------------------------------
                                                                             10  eBay Inc.                               3.4%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MIDCAP GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  957.40              $ 4.81
Hypothetical**..............................................    $1,000.00         $1,020.16              $ 4.96
INVESTOR A
Actual......................................................    $1,000.00         $  956.50              $ 6.03
Hypothetical**..............................................    $1,000.00         $1,018.90              $ 6.23
INVESTOR B
Actual......................................................    $1,000.00         $  953.10              $ 9.69
Hypothetical**..............................................    $1,000.00         $1,015.14              $10.00
INVESTOR C
Actual......................................................    $1,000.00         $  952.40              $ 9.69
Hypothetical**..............................................    $1,000.00         $1,015.14              $10.00

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.98%, Investor A 1.23%, Investor B 1.98% and Investor C 1.98%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MIDCAP GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.2%  Semiconductors
 7.6%  Pharmaceuticals
 7.6%  Health services
 7.0%  Medical devices and supplies
 6.2%  Software
 5.2%  Specialty stores
 4.2%  Oilfield services
 3.9%  Diversified electronics
 3.8%  Broadcasting and cable
 3.7%  Computer services
42.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Zimmer Holdings, Inc.                   2.2%
                                                                            -------------------------------------------------
                                                                              2  Cognizant Technology Solutions
                                                                                 Corporation                             1.8%
                                                                            -------------------------------------------------
                                                                              3  Symantec Corporation                    1.7%
                                                                            -------------------------------------------------
                                                                              4  DENTSPLY International Inc.             1.7%
                                                                            -------------------------------------------------
                                                                              5  Starwood Hotels & Resorts Worldwide,
                                                                                 Inc.                                    1.7%
                                                                            -------------------------------------------------
                                                                              6  Respironics, Inc.                       1.7%
                                                                            -------------------------------------------------
                                                                              7  Marvell Technology Group Ltd.           1.6%
                                                                            -------------------------------------------------
                                                                              8  Harris Corporation                      1.6%
                                                                            -------------------------------------------------
                                                                              9  McCormick and Company, Inc.             1.5%
                                                                            -------------------------------------------------
                                                                             10  Expeditors International of
                                                                                 Washington, Inc.                        1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO

21ST CENTURY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  994.90              $ 5.95
Hypothetical**..............................................    $1,000.00         $1,019.10              $ 6.02
INVESTOR A
Actual......................................................    $1,000.00         $  993.80              $ 7.20
Hypothetical**..............................................    $1,000.00         $1,017.85              $ 7.28
INVESTOR B
Actual......................................................    $1,000.00         $  989.40              $10.92
Hypothetical**..............................................    $1,000.00         $1,014.09              $11.06
INVESTOR C
Actual......................................................    $1,000.00         $  989.40              $10.92
Hypothetical**..............................................    $1,000.00         $1,014.09              $11.06

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.19%, Investor A 1.44%, Investor B 2.19% and Investor C 2.19%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO

21ST CENTURY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

13.1%  Lodging and recreation
 8.0%  Specialty stores
 6.1%  Finance-Miscellaneous
 5.8%  Diversified electronics
 5.2%  Consumer credit and mortgages
 5.0%  Investment services
 4.5%  Networking and telecommunications equipment
 4.3%  Real Estate Investment Trusts (REITs)
 4.3%  Recreation
 3.7%  Health services
40.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Countrywide Financial Corporation       5.2%
                                                                            -------------------------------------------------
                                                                              2  Wynn Resorts, Ltd.                      4.8%
                                                                            -------------------------------------------------
                                                                              3  QUALCOMM Inc.                           4.5%
                                                                            -------------------------------------------------
                                                                              4  Royal Caribbean Cruises Ltd.            4.3%
                                                                            -------------------------------------------------
                                                                              5  UCBH Holdings Inc.                      4.2%
                                                                            -------------------------------------------------
                                                                              6  UnitedHealth Group Inc.                 3.7%
                                                                            -------------------------------------------------
                                                                              7  Harman International Industries, Inc.   3.5%
                                                                            -------------------------------------------------
                                                                              8  PETsMart, Inc.                          3.4%
                                                                            -------------------------------------------------
                                                                              9  Brunswick Corporation                   3.2%
                                                                            -------------------------------------------------
                                                                             10  South Financial Group, Inc.             3.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SMALL COMPANY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  940.10              $ 5.59
Hypothetical**..............................................    $1,000.00         $1,019.30              $ 5.82
INVESTOR A
Actual......................................................    $1,000.00         $  938.80              $ 6.80
Hypothetical**..............................................    $1,000.00         $1,018.05              $ 7.08
INVESTOR B
Actual......................................................    $1,000.00         $  936.00              $10.43
Hypothetical**..............................................    $1,000.00         $1,014.29              $10.86
INVESTOR C
Actual......................................................    $1,000.00         $  935.50              $10.43
Hypothetical**..............................................    $1,000.00         $1,014.29              $10.86

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.15%, Investor A 1.40%, Investor B 2.15% and Investor C 2.15%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SMALL COMPANY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 9.3%  Pharmaceuticals
 7.7%  Software
 7.6%  Health services
 7.2%  Medical devices and supplies
 6.6%  Semiconductors
 5.8%  Diversified electronics
 5.0%  Computer services
 3.2%  Commercial banking
 3.1%  Lodging and recreation
 2.9%  Diversified manufacturing
41.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  VCA Antech, Inc.                        2.6%
                                                                            -------------------------------------------------
                                                                              2  Affiliated Managers Group, Inc.         2.0%
                                                                            -------------------------------------------------
                                                                              3  Respironics, Inc.                       2.0%
                                                                            -------------------------------------------------
                                                                              4  Kyphon Inc.                             1.8%
                                                                            -------------------------------------------------
                                                                              5  Microsemi Corporation                   1.6%
                                                                            -------------------------------------------------
                                                                              6  Province Healthcare Company             1.5%
                                                                            -------------------------------------------------
                                                                              7  City National Corporation               1.5%
                                                                            -------------------------------------------------
                                                                              8  Education Management Corporation        1.5%
                                                                            -------------------------------------------------
                                                                              9  Tuesday Morning Corporation             1.4%
                                                                            -------------------------------------------------
                                                                             10  Joseph A. Bank Clothiers, Inc.          1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 11.7%
          AEROSPACE AND DEFENSE -- 0.3%
107,271   Raytheon Company..............................................   $    4,074
                                                                           ----------
          BROADCASTING AND CABLE -- 0.6%
394,450   The Walt Disney Company.......................................        8,895
                                                                           ----------
          COMMERCIAL BANKING -- 0.6%
153,300   Wells Fargo & Company.........................................        9,141
                                                                           ----------
          COMMERCIAL SERVICES -- 1.1%
655,470   Cendant Corporation...........................................       14,158
 82,200   Startek, Inc. ................................................        2,578
                                                                           ----------
                                                                               16,736
                                                                           ----------
          COMPUTER SERVICES -- 0.6%
176,000   Automatic Data Processing, Inc. ..............................        7,272
 30,000   InfoSpace, Inc. ..............................................        1,422
                                                                           ----------
                                                                                8,694
                                                                           ----------
          CONGLOMERATES -- 0.5%
260,000   Tyco International Ltd. ......................................        7,972
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 1.6%
 76,330   3M Company....................................................        6,104
130,000   Actuant Corporation, Class A!!................................        5,357
208,000   Danaher Corporation...........................................       10,665
 80,000   Kaydon Corporation............................................        2,302
 20,000   Roper Industries, Inc. .......................................        1,149
                                                                           ----------
                                                                               25,577
                                                                           ----------
          ELECTRIC POWER -- NON NUCLEAR -- 0.3%
 89,000   TXU Corporation...............................................        4,265
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 0.7%
140,000   Moody's Corporation...........................................       10,255
                                                                           ----------
          FOOD PRODUCTS -- 0.4%
192,000   Volume Services America Holdings, Inc. .......................        2,822
 61,600   Wm. Wrigley Jr. Company.......................................        3,900
                                                                           ----------
                                                                                6,722
                                                                           ----------
          HEAVY MACHINERY -- 0.7%
151,000   Cummins, Inc. ................................................       11,157
                                                                           ----------
          HOUSEHOLD PRODUCTS -- 0.5%
146,000   Procter & Gamble Company......................................        7,902
                                                                           ----------
          HOUSING AND FURNISHING -- 0.1%
 69,800   RPM Inc. .....................................................        1,232
                                                                           ----------
          INSURANCE -- 0.1%
 24,800   Leucadia National Corporation.................................        1,405
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INTEGRATED OIL -- 0.7%
100,000   Kerr-McGee Corporation........................................   $    5,725
401,000   The Williams Companies, Inc. .................................        4,852
                                                                           ----------
                                                                               10,577
                                                                           ----------
          LODGING AND RECREATION -- 0.2%
140,000   Hilton Hotels Corporation.....................................        2,638
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.3%
450,000   Corning Inc.!!................................................        4,986
                                                                           ----------
          OILFIELD SERVICES -- 0.6%
250,000   Halliburton Company...........................................        8,423
                                                                           ----------
          PHARMACEUTICALS -- 0.7%
 59,000   Axcan Pharma, Inc.!!(a).......................................          920
200,000   Bristol-Myers Squibb Company..................................        4,734
 85,300   Celgene Corporation!!.........................................        4,966
 53,000   Cubist Pharmaceuticals, Inc.!!................................          524
                                                                           ----------
                                                                               11,144
                                                                           ----------
          RESTAURANTS -- 0.6%
320,000   McDonald's Corporation........................................        8,970
                                                                           ----------
          SEMICONDUCTORS -- 0.2%
 86,000   Analog Devices, Inc. .........................................        3,335
                                                                           ----------
          SOFTWARE -- 0.1%
 35,600   Yahoo! Inc.!!.................................................        1,207
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 0.2%
 22,871   Cia Anonima Nacional Telefonos de Venezuela, ADR..............          515
110,901   Crown Castle International Corporation!!......................        1,651
 30,000   Telefonos de Mexico SA de CV 'L', ADR.........................          968
                                                                           ----------
                                                                                3,134
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $140,337).............................................      178,441
                                                                           ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 63.9%
            AEROSPACE AND DEFENSE -- 0.4%
 $ 4,180    L-3 Communications Holdings, Inc.,
              4.000% 09/15/11@............................................        5,220
     685    United Industrial Corporation,
              3.750% 09/15/24@............................................          762
                                                                             ----------
                                                                                  5,982
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AIRLINES -- 0.4%
 $ 9,950    Northwest Airlines Corporation,
              7.625% 11/15/23(a)..........................................   $    6,629
                                                                             ----------
            APPAREL AND TEXTILES -- 0.7%
   4,625    Kellwood Company,
              3.500% 06/15/34@(a).........................................        4,729
   5,963    Reebok International Ltd.,
              2.000% 05/01/24@(a).........................................        6,023
                                                                             ----------
                                                                                 10,752
                                                                             ----------
            AUTOMOTIVE -- 0.4%
   6,210    American Axle & Manufacturing Holdings, Inc.,
              2.000% 02/15/24@(a).........................................        5,573
                                                                             ----------
            BROADCASTING AND CABLE -- 2.6%
   7,255    Liberty Media Corporation,
              3.500% 01/15/31@............................................        6,629
   1,975    Liberty Media Corporation,
              3.500% 01/15/31.............................................        1,805
  10,330    Liberty Media Corporation,
              3.250% 03/15/31(a)..........................................        9,362
   7,980    Lions Gate Entertainment Corp.,
              2.938% 10/15/24@............................................        7,980
  12,835    The Walt Disney Company,
              2.125% 04/15/23(a)..........................................       13,171
                                                                             ----------
                                                                                 38,947
                                                                             ----------
            COMMERCIAL SERVICES -- 1.2%
  10,314    Allied Waste Industries, Inc.,
              4.250% 04/15/34(a)..........................................        9,038
   9,920    CSG Systems International, Inc.,
              2.500% 06/15/24@............................................        9,349
                                                                             ----------
                                                                                 18,387
                                                                             ----------
            COMPUTER SERVICES -- 3.2%
   8,282    Ciber, Inc.,
              2.875% 12/15/23@(a).........................................        7,775
   5,975    CNET Networks, Inc.,
              0.750% 04/15/24@(a).........................................        5,512
  11,910    DST Systems Inc.,
              4.125% 08/15/23.............................................       14,307
  12,940    Electronic Data Systems Corporation,
              3.875% 07/15/23@(a).........................................       12,891
   3,850    The BISYS Group, Inc.,
              4.000% 03/15/06@............................................        3,773
   3,925    The BISYS Group, Inc.,
              4.000% 03/15/06.............................................        3,847
                                                                             ----------
                                                                                 48,105
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.4%
   5,030    Eastman Kodak Company,
              3.375% 10/15/33@(a).........................................        6,338
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONGLOMERATES -- 2.1%
 $ 4,270    Tyco International Group,
              2.750% 01/15/18.............................................   $    5,983
  17,350    Tyco International Group,
              3.125% 01/15/23.............................................       25,982
                                                                             ----------
                                                                                 31,965
                                                                             ----------
            CONSTRUCTION -- 0.7%
  10,395    Fluor Corporation,
              1.500% 02/15/24(a)..........................................       10,850
                                                                             ----------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.0%
  14,385    American Express Company,
              1.850% 12/01/33@(a).........................................       15,176
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.8%
   6,205    Actuant Corporation,
              2.000% 11/15/23@............................................        7,477
   5,715    Kaydon Corporation,
              4.000% 05/23/23.............................................        6,637
   7,897    Lennox International Inc.,
              6.250% 06/01/09.............................................        8,913
   9,860    Roper Industries, Inc.,
              1.481% 01/15/34(a)..........................................        4,536
                                                                             ----------
                                                                                 27,563
                                                                             ----------
            EDUCATION -- 0.4%
   4,900    School Specialty, Inc.,
              3.750% 08/01/23.............................................        5,923
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 4.5%
   8,925    CenterPoint Energy, Inc.,
              3.750% 05/15/23@(a).........................................        9,795
   1,080    CenterPoint Energy, Inc.,
              3.750% 05/15/23.............................................        1,185
   2,979    CenterPoint Energy, Inc.,
              2.875% 01/15/24@............................................        3,098
  12,832    Dominion Resources, Inc.,
              2.125% 12/15/23.............................................       13,105
  13,755    Duke Energy Corporation,
              1.750% 05/15/23.............................................       14,650
   5,205    PPL Energy Supply LLC,
              2.625% 05/15/23.............................................        5,517
  12,890    PPL Energy Supply LLC,
              2.625% 05/15/23@(a).........................................       13,663
   5,950    Reliant Resources, Inc.,
              5.000% 08/15/10(a)..........................................        7,653
                                                                             ----------
                                                                                 68,666
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 1.0%
   4,500    Massey Energy Company,
              4.750% 05/15/23.............................................        7,869
   1,000    Massey Energy Company,
              4.750% 05/15/23@............................................        1,749
   5,415    Massey Energy Company,
              2.250% 04/01/24@............................................        6,180
                                                                             ----------
                                                                                 15,798
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 0.9%
 $ 4,225    Devon Energy Corporation,
              4.950% 08/15/08(a)..........................................   $    4,579
   8,925    Kerr-McGee Corporation,
              5.250% 02/15/10.............................................        9,538
                                                                             ----------
                                                                                 14,117
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.9%
  10,945    CapitalSource Inc.,
              3.500% 07/15/34@............................................       10,972
  15,780    Providian Financial Corporation,
              2.750% 03/15/16.............................................       18,483
                                                                             ----------
                                                                                 29,455
                                                                             ----------
            FOOD PRODUCTS -- 0.4%
   4,000    Bunge Ltd.,
              3.750% 11/15/22(a)..........................................        5,390
                                                                             ----------
            HEALTH SERVICES -- 2.0%
  15,880    Health Management Associates, Inc.,
              1.500% 08/01/23.............................................       16,357
  12,890    Lincare Holdings Inc.,
              3.000% 06/15/33@............................................       12,616
   1,494    SFBC International, Inc.,
              2.250% 08/15/24@............................................        1,449
                                                                             ----------
                                                                                 30,422
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.4%
   4,915    Church & Dwight Co., Inc.,
              5.250% 08/15/33.............................................        5,763
                                                                             ----------
            HOUSING AND FURNISHING -- 0.3%
   3,945    Beazer Homes USA, Inc.,
              4.625% 06/15/24@............................................        4,246
                                                                             ----------
            INSURANCE -- 2.0%
  10,740    Leucadia National Corporation,
              3.750% 04/15/14@............................................       11,545
   8,680    Ohio Casualty Corporation,
              5.000% 03/19/22.............................................        9,212
   5,850    PMI Group Inc.,
              2.500% 07/15/21@............................................        6,494
   3,000    PMI Group, Inc.,
              2.500% 07/15/21(a)..........................................        3,330
                                                                             ----------
                                                                                 30,581
                                                                             ----------
            INVESTMENT SERVICES -- 0.3%
   4,900    E*TRADE Group, Inc.,
              6.000% 02/01/07.............................................        5,010
                                                                             ----------
            LODGING AND RECREATION -- 2.8%
   5,803    Fairmont Hotels & Resorts Inc.,
              3.750% 12/01/23(a)..........................................        6,042
   6,952    Fairmont Hotels & Resorts, Inc.,
              3.750% 12/01/23@............................................        7,239

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
 $11,320    Four Seasons Hotels Inc.,
              1.875% 07/30/24(a)..........................................   $   12,509
  14,803    Hilton Hotels Corporation,
              3.375% 04/15/23(a)..........................................       16,265
                                                                             ----------
                                                                                 42,055
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.8%
  14,920    Advanced Medical Optics, Inc.,
              2.500% 07/15/24@............................................       16,337
   7,890    Bausch & Lomb Inc.,
              2.486% 08/01/23(a)..........................................       10,605
   4,950    Charles River Labs Inc.,
              3.500% 02/01/22(a)..........................................        5,940
   3,480    Charles River Labs Inc.,
              3.500% 02/01/22@............................................        4,176
  14,832    Fisher Scientific International, Inc.,
              3.250% 03/01/24(a)..........................................       15,926
   3,980    Henry Schein, Inc.,
              3.000% 08/15/34@............................................        4,080
  14,890    Invitrogen Corporation,
              2.000% 08/01/23.............................................       16,378
                                                                             ----------
                                                                                 73,442
                                                                             ----------
            METALS AND MINING -- 1.3%
  10,710    Freeport-McMoran Copper & Gold, Inc.,
              7.000% 02/11/11.............................................       16,881
   1,875    Inco Ltd.,
              3.500% 03/14/52.............................................        3,012
                                                                             ----------
                                                                                 19,893
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.7%
   6,950    Dynegy Inc.,
              4.750% 08/15/23@............................................       10,390
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
   3,035    American Tower Corporation,
              3.250% 08/01/10.............................................        4,424
   2,985    American Tower Corporation,
              3.000% 08/15/12@(a).........................................        3,067
  12,800    Lucent Technologies Inc.,
              8.000% 08/01/31(a)..........................................       13,856
                                                                             ----------
                                                                                 21,347
                                                                             ----------
            OILFIELD SERVICES -- 3.0%
   5,467    Cooper Cameron Corporation,
              1.500% 05/15/24@............................................        5,884
  15,925    Halliburton Company,
              3.125% 07/15/23.............................................       18,134
   3,451    Hanover Compressor Company,
              4.750% 01/15/14.............................................        4,253
   1,880    Pride International, Inc.,
              3.250% 05/01/33(a)..........................................        2,047
  13,900    Pride International, Inc.,
              3.250% 05/01/33@............................................       15,134
                                                                             ----------
                                                                                 45,452
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PACKAGING AND CONTAINERS -- 1.2%
 $17,910    Sealed Air Corporation,
              3.000% 06/30/33(a)..........................................   $   17,888
                                                                             ----------
            PHARMACEUTICALS -- 8.8%
   9,140    AmerisourceBergen Corporation,
              5.000% 12/01/07.............................................        9,700
   6,965    Amylin Pharmaceuticals, Inc.,
              2.500% 04/15/11@(a).........................................        6,652
   4,950    Cell Therapeutic, Inc.,
              4.000% 07/01/10@............................................        4,071
   3,950    Cephalon Inc.,
              2.500% 12/15/06(a)..........................................        3,841
   7,820    Cubist Pharmaceuticals,
              5.500% 11/01/08.............................................        7,155
   6,745    Enzon Pharmaceuticals Inc.,
              4.500% 07/01/08(a)..........................................        6,298
  17,413    Genzyme Corporation,
              1.250% 12/01/23@............................................       18,240
     995    Human Genome Sciences, Inc.,
              2.250% 10/15/11@............................................          997
   2,880    ICOS Corporation,
              2.000% 07/01/23@(a).........................................        2,394
   9,880    ICOS Corporation,
              2.000% 07/01/23.............................................        8,213
   5,700    IVAX Corporation,
              4.500% 05/15/08@............................................        5,643
   9,840    IVAX Corporation,
              4.500% 05/15/08(a)..........................................        9,742
   3,346    Millennium Pharmaceuticals, Inc.,
              5.500% 01/15/07.............................................        3,396
   6,950    Sepracor Inc.,
              5.000% 02/15/07.............................................        7,124
  18,200    Teva Pharmaceutical Industries, Ltd.,
              0.500% 02/01/24.............................................       17,495
   7,340    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07(a)..........................................        7,046
   4,660    Watson Pharmaceuticals, Inc.
              1.750% 03/15/23.............................................        4,625
   9,925    Wyeth,
              1.360% 01/15/24@............................................        9,747
                                                                             ----------
                                                                                132,379
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 1.1%
  14,795    Lamar Advertising Company,
              2.875% 12/31/10(a)..........................................       16,053
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.0%
   5,875    GATX Corporation,
              7.500% 02/01/07@............................................        6,668
   1,805    GATX Corporation,
              7.500% 02/01/07.............................................        2,049
   3,952    GATX Corporation,
              5.000% 08/15/23.............................................        5,187

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- (CONTINUED)
 $ 5,935    Yellow Corporation,
              5.000% 08/08/23.............................................   $    9,044
   5,760    Yellow Corporation,
              3.375% 11/25/23@(a).........................................        7,646
                                                                             ----------
                                                                                 30,594
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.2%
  17,040    Host Marriott LP,
              3.250% 04/15/24@............................................       17,615
                                                                             ----------
            RETAIL -- SPECIALTY -- 0.6%
   9,920    Saks Inc.,
              2.000% 03/15/24@............................................        8,754
                                                                             ----------
            SEMICONDUCTORS -- 0.9%
   3,920    LSI Logic Corporation,
              4.000% 05/15/10@(a).........................................        3,504
   9,880    Vishay Intertechnology Inc.,
              3.625% 08/01/23(a)..........................................       10,559
                                                                             ----------
                                                                                 14,063
                                                                             ----------
            SOFTWARE -- 1.6%
   4,290    Acxiom Corporation,
              3.750% 02/15/09@............................................        5,706
  10,232    BEA Systems, Inc.,
              4.000% 12/15/06.............................................       10,194
   3,955    Fair Issac Corporation,
              1.500% 08/15/23@............................................        3,915
   4,900    Fair Issac Corporation,
              1.500% 08/15/23.............................................        4,851
                                                                             ----------
                                                                                 24,666
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.5%
   7,410    Andrew Corporation,
              3.250% 08/15/13.............................................        9,235
  25,175    AT&T Corporation -- Liberty Media Group,
              4.000% 11/15/29(a)..........................................       17,780
   7,425    Commonwealth Telephone Enterprises, Inc.,
              3.250% 07/15/23(a)..........................................        7,471
   5,805    Harris Corporation,
              3.500% 08/15/22.............................................        7,815
  11,560    Nextel Communications, Inc., Class A,
              5.250% 01/15/10(a)..........................................       11,517
                                                                             ----------
                                                                                 53,818
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $910,592).............................................      970,047
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                               VALUE
 SHARES                                                                        (000)
----------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS -- 23.1%
            AEROSPACE AND DEFENSE -- 0.9%
  40,000    Northrop Grumman Corporation, 7.000%..........................   $    5,240
  80,350    Northrop Grumman Corporation, 7.250%..........................        8,312
                                                                             ----------
                                                                                 13,552
                                                                             ----------
            AUTOMOTIVE -- 1.8%
  94,000    Ford Motor Company Capital Trust II...........................        4,914
 611,050    General Motors Corporation....................................       17,202
 233,300    General Motors Corporation, Series B..........................        5,578
                                                                             ----------
                                                                                 27,694
                                                                             ----------
            BEVERAGES -- 0.5%
 210,350    Constellation Brands, Inc.(a).................................        6,889
                                                                             ----------
            COMMERCIAL BANKING -- 1.9%
 336,200    Sovereign Capital Trust IV....................................       16,347
 121,000    Washington Mutual Capital Trust I.............................        6,650
 116,600    Washington Mutual Inc. .......................................        6,361
                                                                             ----------
                                                                                 29,358
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.7%
  80,090    Xerox Corporation.............................................       10,191
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.9%
  44,700    Doral Financial Corporation...................................       13,340
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.3%
 288,200    Ameren Corporation............................................        7,914
 194,510    Cinergy Corporation...........................................       11,877
                                                                             ----------
                                                                                 19,791
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 1.0%
 119,100    Williams Companies, Inc.@(a)..................................        8,456
  97,800    Williams Companies, Inc.(a)...................................        6,944
                                                                             ----------
                                                                                 15,400
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
 224,000    Albertson's, Inc. ............................................        5,802
                                                                             ----------
            HEALTH SERVICES -- 1.3%
  70,200    Anthem, Inc. .................................................        7,027
 255,850    Omnicare, Inc. ...............................................       12,153
                                                                             ----------
                                                                                 19,180
                                                                             ----------
            HEAVY MACHINERY -- 1.2%
  42,000    Cummins Capital Trust I@......................................        3,428
 179,200    Cummins Capital Trust I.......................................       14,627
                                                                             ----------
                                                                                 18,055
                                                                             ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INSURANCE -- 2.4%
 17,700   Hartford Financial Services Group, Inc. ......................   $    1,078
228,625   Prudential Financial Inc. ....................................       15,964
 66,000   Reinsurance Group of America Inc. ............................        3,828
632,950   XL Capital Ltd. ..............................................       15,640
                                                                           ----------
                                                                               36,510
                                                                           ----------
          INVESTMENT SERVICES -- 0.8%
294,000   Citigroup Global Markets Holdings Inc. .......................       11,770
                                                                           ----------
          MEDICAL DEVICES AND SUPPLIES -- 1.1%
315,560   Baxter International Inc.(a)..................................       16,961
                                                                           ----------
          METALS AND MINING -- 0.4%
 62,700   Freeport-McMoran Copper & Gold Inc.@..........................        6,395
                                                                           ----------
          OIL AND GAS -- 2.5%
187,120   Amerada Hess Corporation......................................       14,937
100,000   Chesapeake Energy Corporation, 4.125%@........................       11,300
130,950   Chesapeake Energy Corporation, 6.000%@........................       10,525
 46,200   Southern Union Company........................................        2,958
                                                                           ----------
                                                                               39,720
                                                                           ----------
          PAPER AND FOREST PRODUCTS -- 0.8%
215,700   Temple-Inland Inc. ...........................................       12,204
                                                                           ----------
          PHARMACEUTICALS -- 0.7%
199,300   Schering-Plough Corporation...................................       10,553
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 0.7%
266,500   Interpublic Group of Companies, Inc. .........................       11,068
                                                                           ----------
          SEMICONDUCTORS -- 0.3%
 86,390   Motorola, Inc. ...............................................        4,326
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 1.5%
140,800   Alltel Corporation............................................        7,288
336,185   Crown Castle International Corporation(a).....................       15,422
                                                                           ----------
                                                                               22,710
                                                                           ----------
          TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $309,685).............................................      351,469
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                        VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES -- 17.5%
            (Cost $266,942)
266,942   Nations Cash Reserves, Capital Class Shares#..................   $  266,942
                                                                           ----------
          TOTAL INVESTMENTS
            (Cost $1,627,556*)................................     116.2%   1,766,899
                                                                           ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (16.2)%   (245,843)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $1,521,056
                                                                           ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $246,132.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $230,605 and $239,311, respectively.

ABBREVIATIONS:

ADR  --    American Depository Receipt
LTD  --    Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.5%
            ASSET-BACKED -- AUTO LOANS -- 2.3%
 $    509   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    517
      460   AmeriCredit Automobile Receivables Trust, Series 2004-BM,
              Class A3,
              2.070% 08/06/08.............................................        454
      337   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................        334
      189   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................        189
      450   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        460
      267   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        267
      676   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................        674
      318   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................        317
    1,048   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................      1,045
                                                                             --------
                                                                                4,257
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.7%
      125   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        123
      621   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        619
      500   Citibank Credit Card Master Trust I, Series 1999-5, Class A,
              6.100% 05/15/08.............................................        526
                                                                             --------
                                                                                1,268
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
       41   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         41
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.5%
      900   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        913
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $6,449)...............................................      6,479
                                                                             --------
                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 64.4%
            AEROSPACE AND DEFENSE -- 1.6%
   17,219   Boeing Company................................................   $    889
   17,951   Goodrich (BF) Corporation.....................................        563
    8,806   Northrop Grumman Corporation..................................        470
   11,511   United Technologies Corporation...............................      1,074
                                                                             --------
                                                                                2,996
                                                                             --------
            AUTOMOTIVE -- 0.8%
   50,243   Ford Motor Company............................................        706
   15,786   Lear Corporation..............................................        859
                                                                             --------
                                                                                1,565
                                                                             --------
            BEVERAGES -- 2.0%
   11,457   Anheuser-Busch Companies, Inc. ...............................        572
   17,824   Coca-Cola Company.............................................        714
   10,900   Diageo plc, ADR...............................................        550
   41,378   Pepsi Bottling Group, Inc. ...................................      1,123
   13,792   PepsiCo, Inc. ................................................        671
                                                                             --------
                                                                                3,630
                                                                             --------
            BROADCASTING AND CABLE -- 1.5%
   36,445   Clear Channel Communications, Inc. ...........................      1,137
   12,837   Comcast Corporation, Class A!!................................        358
   49,519   Time Warner Inc.!!............................................        799
   15,061   Viacom Inc., Class B..........................................        505
                                                                             --------
                                                                                2,799
                                                                             --------
            BUILDING MATERIALS -- 0.5%
   12,564   American Standard Companies Inc.!!............................        489
   11,545   Martin Marietta Materials, Inc. ..............................        523
                                                                             --------
                                                                                1,012
                                                                             --------
            CHEMICALS -- BASIC -- 0.6%
    8,831   PPG Industries, Inc. .........................................        541
   11,375   Rohm & Haas Company...........................................        489
                                                                             --------
                                                                                1,030
                                                                             --------
            COMMERCIAL BANKING -- 6.1%
   76,519   Citigroup Inc.##..............................................      3,376
   13,593   City National Corporation.....................................        883
   18,250   Comerica Inc. ................................................      1,083
   23,389   Hibernia Corporation, Class A.................................        618
   15,356   Marshall and Ilsley Corporation...............................        619
   13,880   PNC Financial Services Group..................................        751
   45,816   US Bancorp....................................................      1,324
   26,937   Wachovia Corporation..........................................      1,265
   15,547   Washington Mutual, Inc. ......................................        608
   13,973   Zions Bancorporation..........................................        853
                                                                             --------
                                                                               11,380
                                                                             --------
            COMMERCIAL SERVICES -- 0.3%
   28,290   Allied Waste Industries, Inc.!!...............................        250
   13,828   Waste Management, Inc. .......................................        378
                                                                             --------
                                                                                  628
                                                                             --------
            COMPUTER SERVICES -- 1.2%
   12,921   Accenture Ltd.!!..............................................        350
    9,233   Affiliated Computer Services, Inc., Class A!!.................        514
   14,231   Computer Sciences Corporation!!...............................        669

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMPUTER SERVICES -- (CONTINUED)
   11,331   First Data Corporation........................................   $    493
   12,937   Synopsys, Inc.!!..............................................        205
                                                                             --------
                                                                                2,231
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
    8,953   Dell Inc.!!...................................................        319
   15,846   Hewlett-Packard Company.......................................        297
   19,144   International Business Machines Corporation##.................      1,641
    6,069   NCR Corporation!!.............................................        301
   10,952   Pitney Bowes Inc. ............................................        483
                                                                             --------
                                                                                3,041
                                                                             --------
            CONGLOMERATES -- 0.3%
   14,631   Pentair, Inc. ................................................        511
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 1.3%
   11,294   Fannie Mae....................................................        716
   12,187   Freddie Mac...................................................        795
   36,320   MBNA Corporation..............................................        915
                                                                             --------
                                                                                2,426
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 1.8%
   39,315   Dollar General Corporation....................................        792
    9,612   Target Corporation............................................        435
   39,485   Wal-Mart Stores, Inc.##.......................................      2,101
                                                                             --------
                                                                                3,328
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 1.3%
   11,708   Amphenol Corporation, Class A!!...............................        401
   14,253   Cooper Industries, Ltd. ......................................        841
   50,035   Flextronics International Ltd.!!..............................        663
    8,148   Harris Corporation............................................        448
                                                                             --------
                                                                                2,353
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 2.5%
    6,038   3M Company....................................................        483
  107,449   General Electric Company##....................................      3,608
   10,047   Harsco Corporation............................................        451
                                                                             --------
                                                                                4,542
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.5%
   94,089   AES Corporation!!.............................................        940
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
   23,453   American Electric Power Company, Inc. ........................        749
   15,068   DTE Energy Company............................................        636
                                                                             --------
                                                                                1,385
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.7%
   11,857   Anadarko Petroleum Corporation................................        786
    9,660   Newfield Exploration Company!!................................        592
                                                                             --------
                                                                                1,378
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 0.9%
   10,383   Capital One Financial Corporation.............................   $    767
   17,307   H & R Block, Inc. ............................................        856
                                                                             --------
                                                                                1,623
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
   14,128   SUPERVALU Inc. ...............................................        389
                                                                             --------
            FOOD PRODUCTS -- 0.9%
   25,286   Kellogg Company...............................................      1,079
   33,151   Tyson Foods Inc., Class A.....................................        531
                                                                             --------
                                                                                1,610
                                                                             --------
            HEALTH SERVICES -- 1.8%
   22,257   Health Net Inc.!!.............................................        550
   14,658   Lincare Holdings Inc.!!.......................................        435
    6,343   Quest Diagnostics Inc. .......................................        560
   21,321   Triad Hospitals, Inc.!!.......................................        734
   14,080   UnitedHealth Group Inc. ......................................      1,039
                                                                             --------
                                                                                3,318
                                                                             --------
            HOUSEHOLD PRODUCTS -- 1.0%
   25,622   Procter & Gamble Company......................................      1,386
   10,020   The Estee Lauder Companies Inc., Class A......................        419
                                                                             --------
                                                                                1,805
                                                                             --------
            HOUSING AND FURNISHING -- 0.6%
    8,844   Lennar Corporation, Class A...................................        421
   16,956   The Stanley Works.............................................        721
                                                                             --------
                                                                                1,142
                                                                             --------
            INSURANCE -- 3.8%
   18,688   ACE Ltd. .....................................................        749
    5,692   Aetna Inc. ...................................................        569
    6,831   AMBAC Financial Group, Inc. ..................................        546
   24,407   American International Group, Inc. ...........................      1,658
   11,191   Endurance Specialty Holdings Ltd. ............................        360
   10,140   Hartford Financial Services Group, Inc. ......................        628
   12,874   Lincoln National Corporation..................................        605
   13,064   Prudential Financial, Inc. ...................................        615
   15,887   The PMI Group, Inc. ..........................................        645
   17,926   The St. Paul Companies, Inc. .................................        593
                                                                             --------
                                                                                6,968
                                                                             --------
            INTEGRATED OIL -- 4.7%
    8,808   Apache Corporation............................................        441
   25,146   ChevronTexaco Corporation.....................................      1,349
   13,412   ConocoPhillips................................................      1,111
   78,730   Exxon Mobil Corporation##.....................................      3,806
   27,861   Marathon Oil Corporation......................................      1,150
   10,472   Valero Energy Corporation.....................................        840
                                                                             --------
                                                                                8,697
                                                                             --------
            INVESTMENT SERVICES -- 2.6%
    8,647   Goldman Sachs Group, Inc. ....................................        806
   26,082   J.P. Morgan Chase & Company...................................      1,036
   25,779   Janus Capital Group Inc. .....................................        351
    8,863   Legg Mason, Inc. .............................................        472
    9,253   Lehman Brothers Holdings Inc. ................................        738

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
   20,754   Merrill Lynch & Company, Inc. ................................   $  1,032
   10,491   State Street Corporation......................................        448
                                                                             --------
                                                                                4,883
                                                                             --------
            LODGING AND RECREATION -- 0.8%
   15,933   Brunswick Corporation.........................................        729
   12,651   Harrah's Entertainment, Inc. .................................        670
                                                                             --------
                                                                                1,399
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 2.4%
   14,556   Abbott Laboratories...........................................        617
   10,890   Cardinal Health, Inc. ........................................        477
   45,461   Johnson & Johnson##...........................................      2,560
   13,415   Medtronic, Inc. ..............................................        696
                                                                             --------
                                                                                4,350
                                                                             --------
            METALS AND MINING -- 0.7%
   17,287   Alcoa Inc. ...................................................        581
    7,204   Phelps Dodge Corporation......................................        663
                                                                             --------
                                                                                1,244
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.4%
   21,099   Sempra Energy.................................................        764
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.6%
   77,982   Cisco Systems, Inc.!!.........................................      1,412
   53,061   Motorola, Inc. ...............................................        957
   65,886   Tellabs, Inc.!!...............................................        605
                                                                             --------
                                                                                2,974
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.6%
   30,442   Ball Corporation..............................................      1,139
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.2%
    6,526   Temple-Inland Inc. ...........................................        438
                                                                             --------
            PHARMACEUTICALS -- 4.1%
    5,548   Allergan, Inc. ...............................................        403
   30,066   Amgen Inc.!!..................................................      1,704
   18,207   Bristol-Myers Squibb Company..................................        431
    9,985   Eli Lilly and Company.........................................        600
   13,962   Express Scripts, Inc.!!.......................................        912
   11,179   Merck & Company, Inc. ........................................        369
  101,022   Pfizer Inc. ..................................................      3,092
                                                                             --------
                                                                                7,511
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.7%
    9,156   Dow Jones & Company, Inc. ....................................        372
   11,325   McGraw-Hill Companies, Inc. ..................................        902
                                                                             --------
                                                                                1,274
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.6%
   13,775   United Parcel Service, Inc., Class B..........................      1,046
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            RESTAURANTS -- 0.5%
    8,472   Brinker International, Inc.!!.................................   $    264
   27,231   Darden Restaurants, Inc. .....................................        635
                                                                             --------
                                                                                  899
                                                                             --------
            SEMICONDUCTORS -- 2.6%
   83,700   Agere Systems Inc., Class A!!.................................         88
   36,735   ASML Holding N.V.!!...........................................        473
   86,937   Intel Corporation.............................................      1,743
   13,104   Integrated Device Technology, Inc.!!..........................        125
   15,822   Lam Research Corporation!!....................................        346
   19,895   PerkinElmer, Inc. ............................................        343
   46,836   Texas Instruments Inc. .......................................        997
   22,478   Xilinx, Inc. .................................................        607
                                                                             --------
                                                                                4,722
                                                                             --------
            SOFTWARE -- 2.3%
   18,624   Citrix Systems, Inc.!!........................................        326
   97,481   Microsoft Corporation.........................................      2,695
   24,023   Quest Software, Inc.!!........................................        267
   16,738   Symantec Corporation!!........................................        919
                                                                             --------
                                                                                4,207
                                                                             --------
            SPECIALTY STORES -- 2.3%
   15,737   Barnes & Noble, Inc.!!........................................        582
   22,090   Home Depot, Inc. .............................................        866
   35,353   Limited Brands................................................        788
    6,993   Nordstrom, Inc. ..............................................        267
   24,645   Sherwin-Williams Company......................................      1,084
   11,807   Staples, Inc. ................................................        352
   13,395   TJX Companies, Inc. ..........................................        295
                                                                             --------
                                                                                4,234
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 2.2%
   29,099   BellSouth Corporation.........................................        789
   13,256   Nextel Communications, Inc., Class A!!........................        316
   47,174   SBC Communications Inc. ......................................      1,224
   44,920   Verizon Communications Inc. ..................................      1,769
                                                                             --------
                                                                                4,098
                                                                             --------
            TOBACCO -- 0.6%
   24,022   Altria Group, Inc. ...........................................      1,130
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $93,101)..............................................    119,039
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES -- 11.1%
            AEROSPACE AND DEFENSE -- 0.2%
 $     79   Boeing Company,
              5.125% 02/15/13.............................................         82
       10   General Dynamics Corporation,
              4.500% 08/15/10.............................................         10
       51   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................         60

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AEROSPACE AND DEFENSE -- (CONTINUED)
 $    101   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................   $    116
       73   Raytheon Company,
              5.375% 04/01/13.............................................         76
                                                                             --------
                                                                                  344
                                                                             --------
            AUTOMOTIVE -- 0.4%
      199   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        201
      252   Ford Motor Company,
              7.450% 07/16/31.............................................        246
      115   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        121
       77   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................         81
      143   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        148
       16   General Motors Corporation,
              8.250% 07/15/23.............................................         17
                                                                             --------
                                                                                  814
                                                                             --------
            BEVERAGES -- 0.1%
       91   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................         96
      171   Cadbury Schweppes plc,
              5.125% 10/01/13@............................................        174
                                                                             --------
                                                                                  270
                                                                             --------
            BROADCASTING AND CABLE -- 0.5%
       59   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................         62
       78   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................         88
      218   Liberty Media Corporation,
              3.500% 09/25/06.............................................        218
       51   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................         69
       72   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................         75
       54   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................         60
       88   Time Warner Inc.,
              9.125% 01/15/13.............................................        110
      142   Time Warner Inc.,
              7.625% 04/15/31.............................................        163
       61   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................         65
                                                                             --------
                                                                                  910
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
       44   The Dow Chemical Company,
              6.125% 02/01/11.............................................         48
       50   The Dow Chemical Company,
              7.375% 11/01/29.............................................         58
                                                                             --------
                                                                                  106
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
       63   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................         63

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
 $     38   Eastman Chemical Company,
              3.250% 06/15/08.............................................   $     37
       18   Monsanto Company,
              4.000% 05/15/08.............................................         18
       49   Praxair, Inc.,
              4.750% 07/15/07.............................................         51
       68   Praxair, Inc.,
              6.500% 03/01/08.............................................         75
                                                                             --------
                                                                                  244
                                                                             --------
            COMMERCIAL BANKING -- 2.0%
      122   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        123
      310   Bank One Corporation,
              6.000% 08/01/08.............................................        336
       79   Capital One Bank,
              5.000% 06/15/09.............................................         82
       78   Citigroup Inc.,
              6.000% 02/21/12.............................................         86
      337   Citigroup Inc.,
              5.000% 09/15/14.............................................        338
       69   City National Corporation,
              5.125% 02/15/13.............................................         69
      240   First Union National Bank,
              5.800% 12/01/08.............................................        259
      133   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        134
      210   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        232
       67   Key Bank N.A.,
              7.000% 02/01/11.............................................         75
      101   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        113
      186   National City Bank,
              4.625% 05/01/13.............................................        183
      153   PNC Funding Corporation,
              5.750% 08/01/06.............................................        160
      161   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        170
       71   Regions Financial Corporation,
              7.750% 09/15/24.............................................         87
       53   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         53
       69   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................         70
      203   Union Planters Corporation,
              4.375% 12/01/10.............................................        204
      189   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        211
       64   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................         64
      180   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        189
      195   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        186
                                                                             --------
                                                                                3,424
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL SERVICES -- 0.1%
 $    118   Waste Management, Inc.,
              7.375% 08/01/10.............................................   $    136
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
       52   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................         51
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
      212   Hewlett-Packard Company,
              5.750% 12/15/06.............................................        223
      104   International Business Machines Corporation,
              4.875% 10/01/06.............................................        108
       59   International Business Machines Corporation,
              6.500% 01/15/28.............................................         66
       33   International Business Machines Corporation,
              5.875% 11/29/32.............................................         34
                                                                             --------
                                                                                  431
                                                                             --------
            CONGLOMERATES -- 0.0%+
       66   General Electric Company,
              5.000% 02/01/13.............................................         68
                                                                             --------
            CONSTRUCTION -- 0.3%
      156   D. R. Horton, Inc.,
              7.875% 08/15/11.............................................        180
       56   K. Hovnanian Enterprises Inc.,
              6.500% 01/15/14.............................................         57
      183   KB HOME,
              5.750% 02/01/14.............................................        182
       97   Toll Brothers Inc.,
              4.950% 03/15/14(a)..........................................         95
                                                                             --------
                                                                                  514
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.3%
       48   American Express Company,
              5.500% 09/12/06.............................................         50
       56   American Express Company,
              3.750% 11/20/07.............................................         57
      153   American Express Company,
              4.750% 06/17/09.............................................        159
       65   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................         63
      302   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        314
                                                                             --------
                                                                                  643
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.2%
      100   Target Corporation,
              5.400% 10/01/08.............................................        106
       22   Target Corporation,
              5.375% 06/15/09.............................................         23

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
 $     66   Target Corporation,
              5.875% 03/01/12.............................................   $     72
      175   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        184
       50   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         50
                                                                             --------
                                                                                  435
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
       65   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................         65
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
       46   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         46
      108   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        112
      108   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        113
       35   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         35
       18   New York State Electric & Gas,
              5.750% 05/01/23.............................................         18
       22   Ohio Edison Company,
              4.000% 05/01/08.............................................         22
       30   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................         30
       43   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................         44
       45   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         47
      221   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        234
       41   PSEG Power LLC,
              5.500% 12/01/15.............................................         41
       57   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................         57
      181   TXU Energy Company,
              7.000% 03/15/13.............................................        204
      100   Westar Energy Inc.,
              9.750% 05/01/07.............................................        114
       73   Westar Energy, Inc.,
              7.875% 05/01/07.............................................         81
                                                                             --------
                                                                                1,198
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.4%
       96   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        113
       35   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................         39
       89   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................         97

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
 $     39   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................   $     44
      134   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        133
       51   Southern California Edison Company,
              5.000% 01/15/14.............................................         52
       34   Southern California Edison Company,
              6.000% 01/15/34.............................................         35
       96   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        101
       52   Southern Power Company, Series B,
              6.250% 07/15/12.............................................         57
       93   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         97
                                                                             --------
                                                                                  768
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.3%
       31   Devon Energy Corporation,
              7.950% 04/15/32.............................................         38
      206   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        223
      175   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        206
                                                                             --------
                                                                                  467
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.8%
      120   Associates Corporation of North America,
              6.950% 11/01/18.............................................        140
       87   CIT Group Inc.,
              7.375% 04/02/07.............................................         95
       25   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................         27
      307   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32##...........................................        354
      117   Household Finance Corporation,
              7.200% 07/15/06.............................................        125
      106   Household Finance Corporation,
              5.875% 02/01/09.............................................        114
       53   Household Finance Corporation,
              6.375% 11/27/12.............................................         59
       42   Household Finance Corporation,
              7.350% 11/27/32.............................................         50
       52   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         54
      213   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        209
       70   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................         69

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
 $     80   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................   $     86
       60   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................         77
                                                                             --------
                                                                                1,459
                                                                             --------
            FOOD AND DRUG STORES -- 0.1%
      202   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        226
       19   The Kroger Company,
              6.800% 04/01/11.............................................         21
       23   The Kroger Company,
              6.750% 04/15/12.............................................         26
                                                                             --------
                                                                                  273
                                                                             --------
            HEALTH SERVICES -- 0.1%
      193   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        203
       45   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         50
                                                                             --------
                                                                                  253
                                                                             --------
            HEAVY MACHINERY -- 0.3%
      154   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................        160
      135   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        139
      103   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        102
      138   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................        139
                                                                             --------
                                                                                  540
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.0%+
       51   Procter & Gamble Company,
              4.750% 06/15/07.............................................         53
                                                                             --------
            HOUSING AND FURNISHING -- 0.1%
      114   Beazer Homes USA, Inc.,
              6.500% 11/15/13.............................................        116
                                                                             --------
            INSURANCE -- 0.4%
       37   Hartford Life, Inc.,
              7.375% 03/01/31.............................................         44
       31   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         31
       70   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         68
       30   MetLife, Inc.,
              5.375% 12/15/12.............................................         31
       53   MetLife, Inc.,
              6.500% 12/15/32.............................................         57

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
 $     30   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................   $     32
      144   Principal Life Global,
              6.250% 02/15/12@............................................        159
       47   Progressive Corporation,
              6.250% 12/01/32.............................................         50
      212   Prudential Funding LLC, MTN,
              6.600% 05/15/08@##..........................................        236
       46   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         45
       35   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................         34
       40   Unitrin Inc.,
              4.875% 11/01/10.............................................         40
                                                                             --------
                                                                                  827
                                                                             --------
            INTEGRATED OIL -- 0.3%
      117   Conoco Funding Company,
              5.450% 10/15/06.............................................        123
      142   Conoco Funding Company,
              6.350% 10/15/11.............................................        158
      194   USX Corporation,
              6.650% 02/01/06.............................................        203
                                                                             --------
                                                                                  484
                                                                             --------
            INVESTMENT SERVICES -- 1.0%
       64   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................         68
      185   Bear Stearns Companies Inc.,
              4.500% 10/28/10.............................................        187
       70   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................         77
       25   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................         26
      104   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        113
       40   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         41
      169   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        189
      112   Goldman Sachs Group, Inc.,
              4.750% 07/15/13.............................................        110
      129   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        131
      152   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        168
       38   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         45
      149   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        161
       63   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................         63
      343   Morgan Stanley,
              5.300% 03/01/13##...........................................        351
                                                                             --------
                                                                                1,730
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
 $     62   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................   $     64
                                                                             --------
            METALS AND MINING -- 0.1%
      100   Alcoa Inc.,
              7.375% 08/01/10.............................................        117
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      113   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        116
        3   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................          3
                                                                             --------
                                                                                  119
                                                                             --------
            NATURAL GAS PIPELINES -- 0.4%
      111   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................        115
      140   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        141
      241   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        246
      125   Teppco Partners, LP,
              7.625% 02/15/12.............................................        145
                                                                             --------
                                                                                  647
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
       94   Valero Energy Corporation,
              6.875% 04/15/12.............................................        106
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.2%
       70   Champion International Corporation,
              7.350% 11/01/25.............................................         78
       61   International Paper Company,
              4.250% 01/15/09.............................................         61
       62   International Paper Company,
              5.850%** 10/30/12...........................................         66
       52   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................         58
       81   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................         97
                                                                             --------
                                                                                  360
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
       58   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         67
       20   News America Holdings Inc.,
              9.250% 02/01/13.............................................         26
        5   News America Holdings Inc.,
              6.550% 03/15/33.............................................          5
      116   News America Holdings Inc.,
              8.150% 10/17/36.............................................        144
       14   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................         14
                                                                             --------
                                                                                  256
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
 $    107   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................   $    120
                                                                             --------
            REAL ESTATE -- 0.1%
       94   EOP Operating LP,
              7.000% 07/15/11.............................................        106
      128   EOP Operating LP,
              4.750% 03/15/14.............................................        123
       16   ERP Operating LP,
              5.200% 04/01/13.............................................         16
                                                                             --------
                                                                                  245
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
      183   Camden Property Trust,
              5.375% 12/15/13.............................................        185
       58   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         63
      165   iStar Financial Inc., Series B,
              4.875% 01/15/09.............................................        165
      161   Simon Property Group, LP
              3.750% 01/30/09.............................................        158
                                                                             --------
                                                                                  571
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.7%
       41   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         50
       37   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         49
      125   BellSouth Corporation,
              5.000% 10/15/06.............................................        130
       36   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................         37
      255   SBC Communications Inc.,
              5.750% 05/02/06##...........................................        265
       24   Sprint Capital Corporation,
              6.125% 11/15/08.............................................         26
      134   Sprint Capital Corporation,
              8.375% 03/15/12.............................................        162
      116   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        147
       28   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         34
      224   Verizon New England Inc.,
              6.500% 09/15/11.............................................        247
      140   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        148
                                                                             --------
                                                                                1,295
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $19,730)..............................................     20,523
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.2%
            BROADCASTING AND CABLE -- 0.0%+
       17   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         17
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BUILDING MATERIALS -- 0.0%+
 $     68   Hanson Overseas BV,
              6.750% 09/15/05.............................................   $     71
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
       23   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         23
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
      114   Scotland International Finance,
              4.250% 05/23/13@............................................        109
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
      113   Tyco International Group SA,
              6.375% 10/15/11.............................................        125
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.0%+
       59   Transalta Corporation,
              5.750% 12/15/13.............................................         61
                                                                             --------
            FOOD PRODUCTS -- 0.0%+
       50   Unilever Capital Corporation,
              6.875% 11/01/05.............................................         52
                                                                             --------
            INTEGRATED OIL -- 0.2%
      137   BP Capital Markets,
              2.750% 12/29/06.............................................        137
       60   Pemex Project Funding Master Trust,
              7.375% 12/15/14.............................................         65
      167   Pemex Project Funding Master Trust,
              8.625%** 02/01/22...........................................        190
       37   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................         38
                                                                             --------
                                                                                  430
                                                                             --------
            METALS AND MINING -- 0.2%
       47   Alcan Inc.,
              6.450% 03/15/11.............................................         53
       44   Alcan Inc.,
              7.250% 03/15/31.............................................         52
       48   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         49
       72   Codelco Inc.,
              5.500% 10/15/13@............................................         75
       37   Placer Dome Inc.,
              6.450% 10/15/35.............................................         39
       48   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................         46
                                                                             --------
                                                                                  314
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.1%
 $    105   Thomson Corporation,
              5.250% 08/15/13.............................................   $    108
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
       95   Canadian National Railway Company,
              6.900% 07/15/28.............................................        107
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.4%
       53   British Telecommunications, plc,
              8.375% 12/15/10.............................................         64
       25   British Telecommunications, plc,
              8.875% 12/15/30.............................................         33
      183   Deutsche Telekom International Finance BV,
              5.250% 07/22/13.............................................        187
      110   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        142
      104   France Telecom SA,
              9.250%** 03/01/31...........................................        138
      253   Telus Corporation,
              7.500% 06/01/07.............................................        277
                                                                             --------
                                                                                  841
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,213)...............................................      2,258
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 11.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
      260   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        275
      279   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        288
       44   FNMA, Series 1991-1, Class G,
              7.000% 01/25/21.............................................         46
      315   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................         36
      331   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         27
    5,706   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        191
   12,413   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.449%** 09/15/27(e)
              (purchased 02/26/98, cost $338).............................        125
   16,142   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.305%** 03/15/29(e)
              (purchased 09/24/98, cost $229).............................        121
                                                                             --------
                                                                                1,109
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
 $      7     8.000% 07/01/10.............................................   $      7
      120     8.000% 09/01/25.............................................        132
      238     6.500% 07/01/29.............................................        250
      729     6.500% 11/01/32.............................................        766
                                                                             --------
                                                                                1,155
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.5%
      147     8.500% 08/01/11.............................................        160
       58     7.500% 10/01/11.............................................         62
       98     10.000% 09/01/18............................................        110
    1,028     6.500% 10/01/24##...........................................      1,085
       63     6.500% 07/01/32.............................................         67
       36     6.500% 05/01/33.............................................         38
      759     5.500% 07/01/33.............................................        771
      750     5.500% 05/10/34(b)..........................................        760
    3,540     5.000% 07/12/34(b)..........................................      3,501
       57     3.199%** 08/01/36...........................................         58
    7,218     5.000% 10/15/19(b)..........................................      7,330
    1,710     6.500% 12/01/31(b)..........................................      1,793
                                                                             --------
                                                                               15,735
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.8%
        4     10.000% 02/15/16............................................          5
    3,177     5.500% 07/19/33(b)..........................................      3,231
       59     7.500% 12/15/23-07/20/28....................................         64
                                                                             --------
                                                                                3,300
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $21,528)..............................................     21,299
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 1.0%
      162   Hellenic Republic,
              6.950% 03/04/08.............................................        181
      169   Quebec (Province of),
              7.500% 09/15/29.............................................        219
      106   Region of Lombardy,
              5.804% 10/25/32.............................................        112
       45   Republic of Chile,
              5.500% 01/15/13.............................................         47
      123   Republic of Italy,
              2.750% 12/15/06.............................................        123
      302   Republic of Italy,
              3.750% 12/14/07.............................................        305
      190   Republic of Poland,
              5.250% 01/15/14.............................................        196
       91   Republic of South Africa,
              6.500% 06/02/14.............................................         97
      196   United Mexican States,
              8.375% 01/14/11.............................................        230

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $     90   United Mexican States,
              6.375% 01/16/13.............................................   $     95
      191   United Mexican States,
              7.500% 04/08/33.............................................        201
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $1,726)...............................................      1,806
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 1.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.1%
      150     2.500% 11/15/05-03/15/06....................................        150
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.2%
      300     3.625% 11/14/08.............................................        301
      100     3.875% 06/14/13.............................................         96
                                                                             --------
                                                                                  397
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.3%
      180     5.125% 10/15/08.............................................        192
      172     4.500% 01/15/13.............................................        173
       98     4.875% 11/15/13.............................................        100
      100     6.750% 03/15/31.............................................        119
                                                                             --------
                                                                                  584
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.2%
      221     5.250% 01/15/09.............................................        235
      250     4.375% 03/15/13.............................................        249
    1,342     4.375% 07/17/13##...........................................      1,300
      500     4.125% 04/15/14.............................................        482
                                                                             --------
                                                                                2,266
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $3,362)...............................................      3,397
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 2.9%
            U.S. TREASURY BONDS -- 0.6%
      945     6.250% 08/15/23.............................................      1,104
                                                                             --------
            U.S. TREASURY NOTES -- 2.3%
      100     1.250% 05/31/05.............................................         99
    1,000     2.000% 05/15/06.............................................        993
      600     3.125% 05/15/07.............................................        605
    1,050     3.250% 01/15/09##...........................................      1,050
      150     3.000% 02/15/09.............................................        148
      300     3.125% 04/15/09.............................................        298
      670     3.875% 05/15/09.............................................        686
      100     4.000% 06/15/09.............................................        103
       70     3.625% 07/15/09.............................................         71

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- (CONTINUED)
 $    100     3.500% 08/15/09.............................................   $    101
       50     4.250% 08/15/14.............................................         51
                                                                             --------
                                                                                4,205
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,253)...............................................      5,309
                                                                             --------
            WARRANTS -- 0.0%+
              (Cost $0)
      195   Solutia Inc.,
              Expire 07/15/09!!(f)........................................          0++
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 11.7%
      419   High Yield Portfolio@@........................................      4,141
   17,422   Nations Cash Reserves, Capital Class Shares#..................     17,422
                                                                             --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $21,274)..............................................     21,563
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $174,636*)..................................     109.1%   201,673
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (9.1)%  (16,840)
                                                                             --------
            NET ASSETS..........................................     100.0%  $184,833
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 **
  Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@
  Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $311.

##All or a portion of security segregated as collateral for futures contracts and TBA.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $301 and $300, respectively.

(b)
  TBA -- Securities purchased on a forward commitment basis.

(e)
  Restricted and illiquid security.

 (f)
  Fair valued security (see Note 1).

ABBREVIATIONS:

MTN  --   Medium Term Note
ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.4%
            AEROSPACE AND DEFENSE -- 6.4%
  261,100   Boeing Company................................................   $   13,478
  452,100   Goodrich (BF) Corporation.....................................       14,178
  272,800   Lockheed Martin Corporation...................................       15,217
  205,300   Northrop Grumman Corporation..................................       10,949
  434,091   United Technologies Corporation...............................       40,535
                                                                             ----------
                                                                                 94,357
                                                                             ----------
            AUTOMOTIVE -- 0.5%
  157,700   General Motors Corporation....................................        6,699
                                                                             ----------
            BEVERAGES -- 2.0%
  304,351   Diageo plc, ADR...............................................       15,349
  305,189   PepsiCo, Inc. ................................................       14,847
                                                                             ----------
                                                                                 30,196
                                                                             ----------
            BROADCASTING AND CABLE -- 1.0%
  630,000   The Walt Disney Company.......................................       14,207
                                                                             ----------
            CHEMICALS -- BASIC -- 2.4%
  242,600   PPG Industries, Inc. .........................................       14,867
  461,100   The Dow Chemical Company......................................       20,832
                                                                             ----------
                                                                                 35,699
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 1.0%
  305,400   Eastman Chemical Company......................................       14,522
                                                                             ----------
            COMMERCIAL BANKING -- 14.9%
1,385,124   Citigroup Inc. ...............................................       61,112
  259,800   Comerica Inc. ................................................       15,419
  586,000   Mellon Financial Corporation..................................       16,226
  339,800   SouthTrust Corporation........................................       14,156
  594,281   The Bank of New York Company, Inc. ...........................       17,335
1,542,993   US Bancorp....................................................       44,592
  481,900   Wachovia Corporation..........................................       22,625
  486,600   Wells Fargo & Company.........................................       29,016
                                                                             ----------
                                                                                220,481
                                                                             ----------
            COMMERCIAL SERVICES -- 1.7%
  641,600   Ingram Micro, Inc.!!..........................................       10,330
  522,900   Waste Management, Inc. .......................................       14,296
                                                                             ----------
                                                                                 24,626
                                                                             ----------
            COMPUTER SERVICES -- 1.4%
  788,700   Accenture Ltd.!!..............................................       21,334
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
  972,380   Hewlett-Packard Company.......................................       18,232
  256,985   International Business Machines Corporation...................       22,034
                                                                             ----------
                                                                                 40,266
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 1.1%
  457,400   J.C. Penney Company, Inc. ....................................       16,137
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.8%
  865,800   Flextronics International Ltd.!!..............................   $   11,472
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.3%
1,220,200   General Electric Company......................................       40,974
  639,406   Honeywell International Inc. .................................       22,929
                                                                             ----------
                                                                                 63,903
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.7%
1,002,200   AES Corporation!!.............................................       10,012
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 4.7%
  393,200   American Electric Power Company, Inc. ........................       12,567
  331,500   DTE Energy Company............................................       13,986
  677,310   Duke Energy Corporation.......................................       15,503
  347,169   Exelon Corporation............................................       12,738
  459,650   PG & E Corporation!!..........................................       13,973
                                                                             ----------
                                                                                 68,767
                                                                             ----------
            FINANCIAL SERVICES -- 1.0%
  403,000   CIT Group Inc. ...............................................       15,068
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 1.2%
  275,720   Kimberly-Clark Corporation....................................       17,809
                                                                             ----------
            INSURANCE -- 6.2%
  431,100   ACE Ltd. .....................................................       17,270
  171,400   Aetna Inc. ...................................................       17,128
  213,413   American International Group, Inc. ...........................       14,510
  501,300   Genworth Financial Inc., Class A..............................       11,680
  264,300   Hartford Financial Services Group, Inc. ......................       16,368
  432,171   The St. Paul Companies, Inc. .................................       14,288
                                                                             ----------
                                                                                 91,244
                                                                             ----------
            INTEGRATED OIL -- 11.1%
  203,401   BP Amoco plc, ADR.............................................       11,702
  300,276   ChevronTexaco Corporation.....................................       16,106
  189,694   ConocoPhillips................................................       15,715
1,374,900   Exxon Mobil Corporation.......................................       66,448
  322,400   Marathon Oil Corporation......................................       13,309
  176,771   Occidental Petroleum Corporation..............................        9,887
  289,200   Royal Dutch Petroleum Company.................................       14,923
1,228,400   The Williams Companies, Inc. .................................       14,864
                                                                             ----------
                                                                                162,954
                                                                             ----------
            INVESTMENT SERVICES -- 3.7%
  185,000   Goldman Sachs Group, Inc. ....................................       17,249
  491,700   J.P. Morgan Chase & Company...................................       19,536
  356,643   Merrill Lynch & Company, Inc. ................................       17,732
                                                                             ----------
                                                                                 54,517
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 2.6%
  288,049   Carnival Corporation..........................................   $   13,622
  226,100   Harrah's Entertainment, Inc. .................................       11,979
  273,700   Starwood Hotels & Resorts Worldwide, Inc. ....................       12,705
                                                                             ----------
                                                                                 38,306
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 1.4%
  311,700   Abbott Laboratories...........................................       13,204
  255,870   Hospira, Inc.!!...............................................        7,830
                                                                             ----------
                                                                                 21,034
                                                                             ----------
            METALS AND MINING -- 2.2%
  507,500   Alcoa Inc. ...................................................       17,047
  390,100   Freeport-McMoran Copper & Gold, Inc., Class B.................       15,799
                                                                             ----------
                                                                                 32,846
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.6%
  498,500   Motorola, Inc. ...............................................        8,993
                                                                             ----------
            OILFIELD SERVICES -- 2.5%
  367,700   ENSCO International Inc. .....................................       12,013
  229,800   Halliburton Company...........................................        7,742
  345,419   Nabors Industries, Ltd.!!.....................................       16,355
                                                                             ----------
                                                                                 36,110
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.1%
  416,123   International Paper Company...................................       16,816
                                                                             ----------
            PHARMACEUTICALS -- 1.5%
  150,850   Merck & Company, Inc. ........................................        4,978
  573,140   Pfizer Inc. ..................................................       17,538
                                                                             ----------
                                                                                 22,516
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
  334,200   Dow Jones & Company, Inc. ....................................       13,572
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.0%
  241,500   Union Pacific Corporation.....................................       14,152
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.0%
  470,200   Archstone-Smith Trust.........................................       14,877
  798,395   Equity Office Properties Trust(a).............................       21,757
  573,000   Host Marriott Corporation!!...................................        8,039
                                                                             ----------
                                                                                 44,673
                                                                             ----------
            RESTAURANTS -- 1.3%
  662,100   McDonald's Corporation........................................       18,559
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 1.6%
  546,500   Agilent Technologies, Inc.!!..................................   $   11,788
  370,600   ASML Holding N.V.!!...........................................        4,770
  448,500   Fairchild Semiconductor Corporation, Class A!!................        6,355
                                                                             ----------
                                                                                 22,913
                                                                             ----------
            SPECIALTY STORES -- 2.5%
1,098,000   Limited Brands................................................       24,474
  434,000   Staples, Inc. ................................................       12,942
                                                                             ----------
                                                                                 37,416
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 4.1%
  516,660   BellSouth Corporation.........................................       14,012
  714,915   SBC Communications Inc. ......................................       18,552
  707,348   Verizon Communications Inc. ..................................       27,855
                                                                             ----------
                                                                                 60,419
                                                                             ----------
            TOBACCO -- 2.3%
  718,148   Altria Group, Inc. ...........................................       33,782
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,239,027)...........................................    1,436,377
                                                                             ----------
            CONVERTIBLE PREFERRED STOCKS -- 0.3%
            INSURANCE -- 0.3%
              (Cost $3,554)
  136,100   Genworth Financial, Inc. .....................................        3,974
                                                                             ----------
            PREFERRED STOCKS -- 1.1%
            MEDIA -- 1.1%
              (Cost $17,832)
  516,700   The News Corporation Ltd., ADR................................       16,188
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.6%
              (Cost $23,709)
   23,709   Nations Cash Reserves,
              Capital Class Shares#.......................................       23,709
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,284,122*)................................     100.4%   1,480,248
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.4)%     (6,143)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,474,105
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $28.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $28 and $27, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.2%
            AEROSPACE AND DEFENSE -- 2.8%
  158,400   Goodrich (BF) Corporation.....................................   $   4,967
   71,925   Northrop Grumman Corporation..................................       3,836
  159,300   Rockwell Collins, Inc. .......................................       5,917
                                                                             ---------
                                                                                14,720
                                                                             ---------
            BEVERAGES -- 0.7%
  126,300   Pepsi Bottling Group, Inc. ...................................       3,429
                                                                             ---------
            BUILDING MATERIALS -- 1.0%
  113,300   Martin Marietta Materials, Inc. ..............................       5,129
                                                                             ---------
            CHEMICALS -- BASIC -- 3.0%
  322,400   Agrium, Inc. .................................................       5,726
  191,300   Lyondell Chemical Company.....................................       4,297
  127,100   Rohm & Haas Company...........................................       5,461
                                                                             ---------
                                                                                15,484
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 3.9%
  123,300   Ashland Inc. .................................................       6,915
  106,800   Eastman Chemical Company......................................       5,078
  129,100   International Flavors & Fragrances, Inc. .....................       4,932
  100,000   Lubrizol Corporation..........................................       3,460
                                                                             ---------
                                                                                20,385
                                                                             ---------
            COMMERCIAL BANKING -- 10.6%
   86,900   City National Corporation.....................................       5,644
  101,200   Comerica Inc. ................................................       6,006
  149,300   Compass Bancshares, Inc. .....................................       6,542
  268,900   Hibernia Corporation, Class A.................................       7,102
  192,400   Marshall and Ilsley Corporation...............................       7,753
   77,400   Mercantile Bankshares Corporation.............................       3,712
  119,000   SouthTrust Corporation........................................       4,958
  232,800   Sovereign Bancorp, Inc. ......................................       5,080
   23,430   UnionBanCal Corporation.......................................       1,387
  123,650   Zions Bancorporation..........................................       7,547
                                                                             ---------
                                                                                55,731
                                                                             ---------
            COMMERCIAL SERVICES -- 3.2%
  383,500   Allied Waste Industries, Inc.!!...............................       3,394
  287,000   Ingram Micro, Inc.!!..........................................       4,621
  237,000   United Rentals, Inc.!!........................................       3,766
  180,500   Waste Management, Inc. .......................................       4,934
                                                                             ---------
                                                                                16,715
                                                                             ---------
            COMPUTER SERVICES -- 1.0%
  115,000   Computer Sciences Corporation!!...............................       5,417
                                                                             ---------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
  170,300   Pitney Bowes Inc. ............................................       7,510
                                                                             ---------
            CONGLOMERATES -- 1.3%
  150,900   Fluor Corporation.............................................       6,718
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- 2.5%
  196,100   Dollar General Corporation....................................   $   3,951
  151,100   J.C. Penney Company, Inc. ....................................       5,331
  148,500   The May Department Stores Company.............................       3,806
                                                                             ---------
                                                                                13,088
                                                                             ---------
            DIVERSIFIED ELECTRONICS -- 3.0%
   93,500   Cooper Industries, Ltd. ......................................       5,517
  318,200   Flextronics International Ltd.!!..............................       4,216
  111,925   Harris Corporation............................................       6,149
                                                                             ---------
                                                                                15,882
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 3.8%
   58,400   Harsco Corporation............................................       2,622
  140,600   Kennametal Inc. ..............................................       6,349
  118,050   Mueller Industries, Inc. .....................................       5,070
  243,800   Pall Corporation..............................................       5,968
                                                                             ---------
                                                                                20,009
                                                                             ---------
            ELECTRIC POWER -- NON NUCLEAR -- 3.0%
  348,300   AES Corporation!!.............................................       3,480
   85,300   Consolidated Edison, Inc. ....................................       3,586
  133,800   Constellation Energy Group, Inc. .............................       5,331
   63,900   NSTAR.........................................................       3,137
                                                                             ---------
                                                                                15,534
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 3.8%
  144,800   American Electric Power Company, Inc. ........................       4,628
  148,200   DTE Energy Company............................................       6,253
   79,500   Entergy Corporation...........................................       4,818
   83,000   PPL Corporation...............................................       3,916
                                                                             ---------
                                                                                19,615
                                                                             ---------
            FINANCIAL SERVICES -- 1.3%
  177,500   CIT Group Inc. ...............................................       6,637
                                                                             ---------
            FOOD AND DRUG STORES -- 1.5%
  275,500   SUPERVALU Inc. ...............................................       7,590
                                                                             ---------
            FOOD PRODUCTS -- 1.0%
  485,100   Del Monte Foods Company!!.....................................       5,089
                                                                             ---------
            HEALTH SERVICES -- 1.2%
  184,800   Triad Hospitals, Inc.!!.......................................       6,365
                                                                             ---------
            HEAVY MACHINERY -- 2.0%
  140,400   Navistar International Corporation!!..........................       5,221
   91,300   Parker-Hannifin Corporation...................................       5,374
                                                                             ---------
                                                                                10,595
                                                                             ---------
            INSURANCE -- 7.0%
  130,700   ACE Ltd. .....................................................       5,236
   60,700   Aetna Inc. ...................................................       6,066
  181,300   Endurance Specialty Holdings Ltd. ............................       5,829
  226,200   Genworth Financial Inc., Class A..............................       5,270
   77,700   Hartford Financial Services Group, Inc. ......................       4,812

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  142,900   Lincoln National Corporation..................................   $   6,716
  107,400   Old Republic International Corporation........................       2,688
                                                                             ---------
                                                                                36,617
                                                                             ---------
            INTEGRATED OIL -- 3.2%
  180,600   Marathon Oil Corporation......................................       7,455
   75,500   Occidental Petroleum Corporation..............................       4,223
  420,400   The Williams Companies, Inc. .................................       5,087
                                                                             ---------
                                                                                16,765
                                                                             ---------
            INVESTMENT SERVICES -- 0.8%
   75,300   Legg Mason, Inc. .............................................       4,011
                                                                             ---------
            LODGING AND RECREATION -- 4.4%
   83,700   Carnival Corporation..........................................       3,958
   76,900   Harrah's Entertainment, Inc. .................................       4,074
  335,200   Hilton Hotels Corporation.....................................       6,316
  182,650   Mattel, Inc. .................................................       3,311
  113,300   Starwood Hotels & Resorts Worldwide, Inc. ....................       5,259
                                                                             ---------
                                                                                22,918
                                                                             ---------
            METALS AND MINING -- 2.3%
  131,125   Arch Coal, Inc. ..............................................       4,654
  107,475   Newmont Mining Corporation....................................       4,893
   28,900   Phelps Dodge Corporation......................................       2,660
                                                                             ---------
                                                                                12,207
                                                                             ---------
            NATURAL GAS DISTRIBUTION -- 1.2%
  176,200   Sempra Energy.................................................       6,377
                                                                             ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.5%
  224,600   Andrew Corporation!!..........................................       2,749
                                                                             ---------
            OILFIELD SERVICES -- 3.2%
  126,900   Baker Hughes Inc. ............................................       5,548
  179,100   ENSCO International Inc. .....................................       5,852
  205,200   Varco International, Inc.!!...................................       5,503
                                                                             ---------
                                                                                16,903
                                                                             ---------
            PACKAGING AND CONTAINERS -- 1.0%
  496,600   Crown Holdings, Inc.!!........................................       5,120
                                                                             ---------
            PAPER AND FOREST PRODUCTS -- 2.1%
  296,100   Smurfit-Stone Container Corporation!!.........................       5,736
   74,675   Temple-Inland Inc. ...........................................       5,014
                                                                             ---------
                                                                                10,750
                                                                             ---------
            PHARMACEUTICALS -- 1.0%
  189,600   Shire Pharmaceuticals Group plc, ADR..........................       5,432
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 1.0%
  135,000   Dow Jones & Company, Inc. ....................................       5,482
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 2.7%
  187,000   GATX Corporation..............................................   $   4,985
  315,400   Norfolk Southern Corporation..................................       9,380
                                                                             ---------
                                                                                14,365
                                                                             ---------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.4%
  164,100   Archstone-Smith Trust.........................................       5,192
   64,175   Avalonbay Communities, Inc. ..................................       3,865
  110,800   Boston Properties, Inc. ......................................       6,137
   80,800   Camden Property Trust.........................................       3,733
  184,400   Equity Office Properties Trust................................       5,025
  296,200   Host Marriott Corporation!!...................................       4,156
                                                                             ---------
                                                                                28,108
                                                                             ---------
            RESTAURANTS -- 1.0%
  161,800   Brinker International, Inc.!!.................................       5,040
                                                                             ---------
            SEMICONDUCTORS -- 2.5%
  189,600   ASML Holding N.V.!!...........................................       2,440
  292,300   Fairchild Semiconductor Corporation, Class A!!................       4,142
  253,500   Intergrated Device Technology, Inc.!!.........................       2,416
  121,650   Tektronix, Inc. ..............................................       4,045
                                                                             ---------
                                                                                13,043
                                                                             ---------
            SOFTWARE -- 0.5%
  138,500   McAfee Inc.!!.................................................       2,784
                                                                             ---------
            SPECIALTY STORES -- 4.1%
  162,900   Abercrombie & Fitch Company...................................       5,131
  381,500   Limited Brands................................................       8,504
  103,800   Linens 'N Things, Inc.!!......................................       2,405
  126,100   Sherwin-Williams Company......................................       5,543
                                                                             ---------
                                                                                21,583
                                                                             ---------
            STEEL -- 0.5%
   31,000   Nucor Corporation.............................................       2,832
                                                                             ---------
            TOBACCO -- 0.8%
  103,200   UST Inc. .....................................................       4,155
                                                                             ---------
            TOTAL COMMON STOCKS
              (Cost $416,927).............................................     508,883
                                                                             ---------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.4%
            HEAVY MACHINERY -- 0.4%
              (Cost $1,742)
$   2,000   Navistar Financial Corporation
              4.750% 04/01/09.............................................       1,970
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS -- 0.8%
            CONSUMER SERVICES -- 0.3%
   31,758   Allied Waste Industries, Inc. ................................   $   1,620
                                                                             ---------
            INSURANCE -- 0.5%
   41,600   Hartford Financial Services Group, Inc. ......................       2,533
                                                                             ---------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $3,748)...............................................       4,153
                                                                             ---------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.8%
              (Cost $9,166)
    9,166   Nations Cash Reserves, Capital Class Shares#..................       9,166
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $431,583*)..................................    100.2%     524,172
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.2)%    (1,251)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 522,921
                                                                             =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 95.9%
            AEROSPACE AND DEFENSE -- 1.3%
  127,000   AAR Corporation!!.............................................   $    1,582
   26,400   MTC Technologies, Inc.!!......................................          729
                                                                             ----------
                                                                                  2,311
            AIRLINES -- 0.4%
   82,550   Northwest Airlines Corporation!!(a)...........................          678
                                                                             ----------
            APPAREL AND TEXTILES -- 3.0%
   50,800   Carter's Inc.!!...............................................        1,407
   82,300   Phillips-Van Heusen Corporation...............................        1,834
   75,200   Quiksilver, Inc.!!............................................        1,911
                                                                             ----------
                                                                                  5,152
                                                                             ----------
            AUTOMOTIVE -- 1.4%
   19,000   Borg Warner Inc. .............................................          823
   78,300   Cooper Tire & Rubber Company..................................        1,579
                                                                             ----------
                                                                                  2,402
                                                                             ----------
            BROADCASTING AND CABLE -- 0.9%
   86,600   Emmis Communications Corporation!!............................        1,564
                                                                             ----------
            CHEMICALS -- BASIC -- 1.9%
  126,200   Hercules, Inc.!!..............................................        1,798
   72,600   Olin Corporation..............................................        1,452
                                                                             ----------
                                                                                  3,250
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 2.6%
  155,000   Crompton Corporation..........................................        1,471
   79,700   Millennium Chemicals Inc.!!...................................        1,690
   34,700   OM Group, Inc.!!..............................................        1,269
                                                                             ----------
                                                                                  4,430
                                                                             ----------
            COMMERCIAL BANKING -- 12.6%
   89,100   BankAtlantic Bancorp, Inc. ...................................        1,632
   85,900   Brookline Bancorp, Inc. ......................................        1,346
  142,000   Cardinal Financial Corporation!!..............................        1,336
   80,400   Colonial BancGroup, Inc. .....................................        1,644
   56,300   Community Bank Systems, Inc. .................................        1,415
  134,636   First Niagara Financial Group, Inc. ..........................        1,801
   39,200   First Republic Bank...........................................        1,804
   50,100   First State Bancorporation....................................        1,580
   55,090   Fulton Financial Corporation..................................        1,179
   55,400   Independent Bank Corporation..................................        1,712
   53,300   Oriental Financial Group Inc. ................................        1,442
   59,400   Prosperity Bancshares, Inc. ..................................        1,587
   56,000   Sterling Bancorp..............................................        1,515
   52,160   Summit Bancshares, Inc.(a)....................................        1,734
                                                                             ----------
                                                                                 21,727
                                                                             ----------
            COMMERCIAL SERVICES -- 4.8%
   52,300   Dycom Industries, Inc.!!......................................        1,485
  210,500   MPS Group, Inc.!!.............................................        1,770
   88,300   United Rentals, Inc.!!........................................        1,403
   72,000   URS Corporation!!.............................................        1,921
   63,900   Watson Wyatt & Company Holdings...............................        1,681
                                                                             ----------
                                                                                  8,260
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTER SERVICES -- 1.2%
   98,800   ActivCard Corporation!!.......................................   $      607
   88,900   Internet Security Systems, Inc.!!.............................        1,511
                                                                             ----------
                                                                                  2,118
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
   14,400   palmOne, Inc.!!(a)............................................          438
                                                                             ----------
            CONSTRUCTION -- 0.8%
  136,600   Infrasource Services Inc.!!...................................        1,434
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 1.6%
  137,100   Aeroflex, Inc.!!..............................................        1,449
   75,900   EMS Technologies, Inc.!!......................................        1,309
                                                                             ----------
                                                                                  2,758
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 3.1%
   47,200   Kennametal Inc. ..............................................        2,131
   64,741   Watts Industries, Inc., Class A...............................        1,738
   43,075   York International Corporation................................        1,361
                                                                             ----------
                                                                                  5,230
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.0%
   36,200   WPS Resources Corporation.....................................        1,629
                                                                             ----------
            FINANCIAL SERVICES -- 2.7%
   24,500   Affiliated Managers Group, Inc.!!.............................        1,312
   53,300   American Capital Strategies, Ltd.(a)..........................        1,670
  114,400   Apollo Investment Corporation.................................        1,619
                                                                             ----------
                                                                                  4,601
                                                                             ----------
            FOOD AND DRUG STORES -- 1.0%
   68,700   Longs Drug Stores Corporation.................................        1,663
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
  128,100   Del Monte Foods Company!!.....................................        1,344
                                                                             ----------
            HEALTH SERVICES -- 3.7%
   15,000   Molina Healthcare Inc.!!......................................          533
   76,000   Province Healthcare Company!!.................................        1,589
  221,800   Stewart Enterprises, Inc.!!...................................        1,542
   76,900   Symbion Inc.!!................................................        1,238
   42,500   Triad Hospitals, Inc.!!.......................................        1,464
                                                                             ----------
                                                                                  6,366
                                                                             ----------
            HEAVY MACHINERY -- 6.9%
   82,000   Agco Corporation!!............................................        1,855
   42,900   Bucyrus International, Inc.!!.................................        1,441
   76,500   Flowserve Corporation!!.......................................        1,850
   65,500   Gardner Denver Machinery Inc.!!...............................        1,806
   32,700   Joy Global Inc. ..............................................        1,124
   50,000   Manitowoc Company, Inc. ......................................        1,773
   92,500   Paxar Corporation!!...........................................        2,098
                                                                             ----------
                                                                                 11,947
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 1.7%
   64,300   Levitt Corporation............................................   $    1,508
   75,800   RPM Inc. .....................................................        1,338
                                                                             ----------
                                                                                  2,846
                                                                             ----------
            INSURANCE -- 4.6%
   55,400   Bristol West Holdings, Inc. ..................................          950
   18,000   Delphi Financial Group, Inc., Class A.........................          723
   58,400   Nymagic Inc. .................................................        1,278
   48,260   Platinum Underwriters Holdings, Ltd. .........................        1,413
   11,000   Stancorp Financial Group Inc. ................................          783
   28,400   Triad Guaranty, Inc.!!........................................        1,576
   25,400   Zenith National Insurance Corporation.........................        1,075
                                                                             ----------
                                                                                  7,798
                                                                             ----------
            LEISURE -- 0.8%
   37,175   Carmike Cinemas Inc. .........................................        1,309
                                                                             ----------
            LODGING AND RECREATION -- 1.8%
  218,000   La Quinta Corporation!!.......................................        1,701
   67,300   Marcus Corporation............................................        1,310
                                                                             ----------
                                                                                  3,011
                                                                             ----------
            METALS AND MINING -- 6.0%
   48,300   Arch Coal, Inc. ..............................................        1,714
   35,641   Carpenter Technology Corporation..............................        1,702
   73,600   Century Aluminum Company!!....................................        2,041
  142,700   Graftech International Ltd.!!.................................        1,991
   46,500   Massey Energy Company.........................................        1,345
   40,300   Steel Dynamics, Inc. .........................................        1,556
                                                                             ----------
                                                                                 10,349
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 1.8%
   57,300   Atmos Energy Corporation......................................        1,443
   39,800   New Jersey Resources Corporation..............................        1,648
                                                                             ----------
                                                                                  3,091
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
  134,025   Powerwave Technologies, Inc.!!................................          826
  195,300   SonicWALL, Inc.!!.............................................        1,319
   59,300   Watchguard Technologies Inc.!!................................          278
                                                                             ----------
                                                                                  2,423
                                                                             ----------
            OIL AND GAS -- 1.2%
   58,500   Encore Acquisition Company!!..................................        2,018
                                                                             ----------
            OILFIELD SERVICES -- 2.2%
  407,800   Grey Wolf, Inc.!!.............................................        1,994
   50,100   Universal Compression Holdings, Inc.!!........................        1,707
                                                                             ----------
                                                                                  3,701
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.1%
  177,000   Crown Holdings, Inc.!!........................................        1,825
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 4.0%
   63,300   GATX Corporation..............................................   $    1,688
  111,700   Laidlaw International Inc.!!..................................        1,837
   51,900   Overnite Corporation..........................................        1,631
   35,900   Ryder System, Inc. ...........................................        1,689
                                                                             ----------
                                                                                  6,845
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.3%
   76,500   BioMed Realty Trust, Inc. ....................................        1,346
   43,800   Brandywine Realty Trust.......................................        1,247
  204,300   Equity Inns Inc. .............................................        2,018
   88,700   LTC Properties, Inc.(a).......................................        1,587
  135,500   Omega Healthcare Investors, Inc. .............................        1,458
   42,100   Prentiss Properties Trust.....................................        1,516
   33,400   SL Green Realty Corporation...................................        1,730
   40,400   Tanger Factory Outlet Centers, Inc. ..........................        1,809
                                                                             ----------
                                                                                 12,711
                                                                             ----------
            RESTAURANTS -- 1.0%
   60,500   Ruby Tuesday, Inc. ...........................................        1,686
                                                                             ----------
            RETAIL -- SPECIALTY -- 2.0%
   46,400   Stage Stores, Inc.!!..........................................        1,588
   57,600   The Finish Line Inc. .........................................        1,781
                                                                             ----------
                                                                                  3,369
                                                                             ----------
            SEMICONDUCTORS -- 3.2%
   46,200   Coherent, Inc.!!..............................................        1,198
  152,800   Cypress Semiconductor Corporation!!...........................        1,351
    9,161   Electro Scientific Industries, Inc.!!.........................          159
  104,400   Fairchild Semiconductor Corporation, Class A!!................        1,480
   96,000   OmniVision Technologies, Inc.!!(a)............................        1,358
                                                                             ----------
                                                                                  5,546
                                                                             ----------
            SPECIALTY STORES -- 2.8%
   52,500   BJ's Wholesale Club, Inc.!!...................................        1,435
   34,600   Regis Corporation.............................................        1,392
   48,500   School Specialty, Inc.!!......................................        1,911
                                                                             ----------
                                                                                  4,738
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.0%
  219,700   Alamosa Holdings, Inc.!!......................................        1,679
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $133,225).............................................      164,247
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.6%
              (Cost $13,069)
   13,069   Nations Cash Reserves, Capital Class Shares#..................       13,069
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NON-AFFILIATED INVESTMENT COMPANIES -- 1.1%
              (Cost $1,385)
       13   Biotech HOLDRs Trust(a).......................................   $    1,842
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $147,679*)..................................     104.6%     179,158
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.6)%     (7,929)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $  171,229
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $5,146.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $4,084 and $4,969, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.9%
            Investment in Nations Master Investment Trust, Marsico
              Growth Master Portfolio*..................................   $1,440,669
                                                                           ----------
            TOTAL INVESTMENTS.................................      99.9%   1,440,669
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.1%         876
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,441,545
                                                                           ==========

---------------

 * The financial statements of the Marsico Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Strategic Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Strategic
              Growth Master Portfolio*..................................   $1,629,644
                                                                           ----------
            TOTAL INVESTMENTS.................................     100.1%   1,629,644
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.1)%     (1,427)
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,628,217
                                                                           ==========

---------------

 * The financial statements of the Strategic Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Strategic Growth Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Focused Equities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.0%
            Investment in Nations Master Investment Trust, Marsico
              Focused Equities Master Portfolio*........................   $2,583,659
                                                                           ----------
            TOTAL INVESTMENTS.................................     100.0%   2,583,659
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.0)%       (484)
                                                                           ----------
            NET ASSETS........................................     100.0%  $2,583,175
                                                                           ==========

---------------

 * The financial statements of the Marsico Focused Equities Master
   Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Focused Equities Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 97.9%
          AEROSPACE AND DEFENSE -- 1.3%
147,850   Rockwell Collins, Inc. .......................................   $  5,491
                                                                           --------
          AIRLINES -- 0.8%
118,900   Ryanair Holdings plc, ADR!!(a)................................      3,472
                                                                           --------
          APPAREL AND TEXTILES -- 1.9%
132,850   Coach, Inc.!!.................................................      5,635
 49,150   Columbia Sportswear Company!!.................................      2,679
                                                                           --------
                                                                              8,314
                                                                           --------
          AUTOMOTIVE -- 0.7%
 70,625   Autoliv, Inc. ................................................      2,853
                                                                           --------
          BROADCASTING AND CABLE -- 3.8%
 99,700   Entercom Communications Corporation!!.........................      3,256
112,040   The E.W. Scripps Company, Class A.............................      5,353
146,309   Univision Communications, Inc., Class A!!.....................      4,625
110,051   XM Satellite Radio Holdings Inc., Class A!!(a)................      3,414
                                                                           --------
                                                                             16,648
                                                                           --------
          BUILDING MATERIALS -- 0.8%
 89,325   American Standard Companies Inc.!!............................      3,476
                                                                           --------
          CHEMICALS -- BASIC -- 0.8%
117,224   Ecolab, Inc. .................................................      3,686
                                                                           --------
          CHEMICALS -- SPECIALTY -- 0.8%
147,850   Airgas, Inc. .................................................      3,559
                                                                           --------
          COMMERCIAL BANKING -- 1.6%
 40,900   City National Corporation.....................................      2,656
 55,625   Marshall and Ilsley Corporation...............................      2,242
 36,290   Zions Bancorporation..........................................      2,215
                                                                           --------
                                                                              7,113
                                                                           --------
          COMMERCIAL SERVICES -- 2.8%
107,675   CDW Corporation...............................................      6,248
 46,850   Fiserv, Inc.!!................................................      1,633
177,100   Robert Half International Inc. ...............................      4,564
                                                                           --------
                                                                             12,445
                                                                           --------
          COMPUTER SERVICES -- 3.7%
145,425   Accenture Ltd.!!..............................................      3,934
 83,525   Affiliated Computer Services, Inc., Class A!!.................      4,650
257,306   Cognizant Technology Solutions Corporation!!..................      7,850
                                                                           --------
                                                                             16,434
                                                                           --------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
 48,050   Lexmark International, Inc.!!.................................      4,037
238,300   Network Appliance, Inc.!!.....................................      5,481
                                                                           --------
                                                                              9,518
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          CONSTRUCTION -- 0.9%
100,575   Jacobs Engineering Group Inc.!!...............................   $  3,851
                                                                           --------
          CONSUMER SERVICES -- 0.3%
 74,925   Netflix Inc.!!(a).............................................      1,155
                                                                           --------
          DEPARTMENT AND DISCOUNT STORES -- 1.2%
251,950   Dollar General Corporation....................................      5,077
                                                                           --------
          DIVERSIFIED ELECTRONICS -- 3.9%
186,812   Amphenol Corporation, Class A!!...............................      6,400
124,969   Harris Corporation............................................      6,866
314,480   Symbol Technologies, Inc. ....................................      3,975
                                                                           --------
                                                                             17,241
                                                                           --------
          EDUCATION -- 0.8%
127,400   Career Education Corporation!!................................      3,622
                                                                           --------
          EXPLORATION AND PRODUCTION -- 0.7%
 49,079   EOG Resources, Inc. ..........................................      3,232
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 0.5%
 43,025   H & R Block, Inc. ............................................      2,126
                                                                           --------
          FINANCIAL SERVICES -- 1.3%
102,449   Affiliated Managers Group, Inc.!!(a)..........................      5,485
                                                                           --------
          FOOD PRODUCTS -- 2.3%
 75,200   Corn Products International, Inc. ............................      3,467
192,300   McCormick and Company, Inc. ..................................      6,603
                                                                           --------
                                                                             10,070
                                                                           --------
          HEALTH SERVICES -- 7.6%
104,025   Biogen Idec Inc.!!............................................      6,364
265,844   Health Management Associates, Inc., Class A...................      5,431
110,325   Health Net Inc.!!.............................................      2,727
120,950   Lincare Holdings Inc.!!.......................................      3,593
 71,500   Quest Diagnostics Inc. .......................................      6,308
 91,156   Stericycle, Inc.!!............................................      4,184
232,450   VCA Antech, Inc.!!............................................      4,795
                                                                           --------
                                                                             33,402
                                                                           --------
          HEAVY MACHINERY -- 0.7%
 85,400   Navistar International Corporation!!..........................      3,176
                                                                           --------
          HOUSING AND FURNISHING -- 2.5%
 70,275   Mohawk Industries Inc.!!......................................      5,579
 57,325   The Ryland Group, Inc. .......................................      5,312
                                                                           --------
                                                                             10,891
                                                                           --------
          INSURANCE -- 1.8%
115,789   Endurance Specialty Holdings Ltd. ............................      3,723
 98,300   The PMI Group, Inc. ..........................................      3,989
                                                                           --------
                                                                              7,712
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          INTEGRATED OIL -- 0.8%
 66,117   Apache Corporation............................................   $  3,313
                                                                           --------
          INVESTMENT SERVICES -- 1.3%
107,949   Legg Mason, Inc. .............................................      5,750
                                                                           --------
          LODGING AND RECREATION -- 3.0%
 63,350   Harrah's Entertainment, Inc. .................................      3,356
 73,900   International Game Technology.................................      2,657
157,956   Starwood Hotels & Resorts Worldwide, Inc. ....................      7,332
                                                                           --------
                                                                             13,345
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 7.0%
144,850   DENTSPLY International Inc. ..................................      7,524
 42,900   Invitrogen Corporation!!......................................      2,359
 73,533   Kinetic Concepts, Inc.!!......................................      3,864
136,000   Respironics, Inc.!!...........................................      7,268
119,725   Zimmer Holdings, Inc.!!.......................................      9,463
                                                                           --------
                                                                             30,478
                                                                           --------
          METALS AND MINING -- 0.7%
 72,500   Freeport-McMoran Copper & Gold, Inc., Class B.................      2,936
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.2%
120,050   ADTRAN, Inc. .................................................      2,723
142,725   Juniper Networks, Inc.!!......................................      3,368
224,200   Tekelec!!.....................................................      3,740
                                                                           --------
                                                                              9,831
                                                                           --------
          OILFIELD SERVICES -- 4.2%
 81,875   BJ Services Company...........................................      4,291
 84,750   ENSCO International Inc. .....................................      2,769
142,350   Grant Prideco, Inc.!!.........................................      2,917
 96,971   Nabors Industries, Ltd.!!.....................................      4,591
 66,017   Smith International, Inc.!!...................................      4,009
                                                                           --------
                                                                             18,577
                                                                           --------
          PHARMACEUTICALS -- 7.6%
 51,775   Allergan, Inc. ...............................................      3,756
 45,875   AmerisourceBergen Corporation.................................      2,464
114,711   Barr Laboratories, Inc.!!.....................................      4,753
221,625   Endo Pharmaceuticals Holdings Inc.!!..........................      4,069
 91,351   Express Scripts, Inc.!!.......................................      5,970
 49,925   Genzyme Corporation!!.........................................      2,716
 72,450   Gilead Sciences, Inc.!!.......................................      2,708
 21,600   Martek Biosciences Corporation!!..............................      1,051
 48,525   OSI Pharmaceuticals, Inc.!!...................................      2,982
145,425   Protein Design Labs, Inc.!!...................................      2,847
                                                                           --------
                                                                             33,316
                                                                           --------
          RAILROADS, TRUCKING AND SHIPPING -- 1.5%
127,620   Expeditors International of Washington, Inc. .................      6,598
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          RESTAURANTS -- 3.3%
115,550   Starbucks Corporation!!.......................................   $  5,253
132,747   The Cheesecake Factory, Inc.!!................................      5,761
 89,350   Yum! Brands, Inc. ............................................      3,633
                                                                           --------
                                                                             14,647
                                                                           --------
          SEMICONDUCTORS -- 8.2%
 85,550   Cymer, Inc.!!.................................................      2,452
 91,925   KLA-Tencor Corporation!!......................................      3,813
151,975   Lam Research Corporation!!....................................      3,325
108,788   Linear Technology Corporation.................................      3,942
264,300   Marvell Technology Group Ltd.!!...............................      6,906
 91,373   Maxim Integrated Products, Inc. ..............................      3,864
182,775   Microchip Technology Inc. ....................................      4,906
197,450   National Semiconductor Corporation!!..........................      3,059
201,200   PerkinElmer, Inc. ............................................      3,465
                                                                           --------
                                                                             35,732
                                                                           --------
          SOFTWARE -- 6.2%
 78,875   Adobe Systems Inc. ...........................................      3,902
208,671   Citrix Systems, Inc.!!........................................      3,656
 72,800   Electronic Arts Inc.!!........................................      3,348
 75,250   Hyperion Solutions Corporation!!..............................      2,558
355,378   Quest Software, Inc.!!........................................      3,952
 55,700   Red Hat, Inc.!!...............................................        682
137,325   Symantec Corporation!!........................................      7,536
 84,225   VERITAS Software Corporation!!................................      1,499
                                                                           --------
                                                                             27,133
                                                                           --------
          SPECIALTY STORES -- 5.2%
128,658   Bed Bath & Beyond Inc.!!......................................      4,774
209,925   Limited Brands................................................      4,679
197,075   Staples, Inc. ................................................      5,877
109,786   Tiffany & Company.............................................      3,375
188,150   TJX Companies, Inc. ..........................................      4,147
                                                                           --------
                                                                             22,852
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 1.0%
285,875   Crown Castle International Corporation!!......................      4,254
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $337,748).............................................    428,811
                                                                           --------
SHARES
 (000)
-------
          AFFILIATED INVESTMENT COMPANIES -- 4.2%
            (Cost $18,468)
 18,468   Nations Cash Reserves, Capital Class Shares#..................     18,468
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $356,216*)..................................     102.1%   447,279
                                                                           --------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.1)%   (9,016)
                                                                           --------
          NET ASSETS..........................................     100.0%  $438,263
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $7,829.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $9,323 and $7,482, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico 21st Century Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.7%
            APPAREL AND TEXTILES -- 0.9%
   48,029   Polo Ralph Lauren Corporation.................................   $  1,747
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
   87,995   Cumulus Media Inc., Class A!!.................................      1,266
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.8%
   95,736   Monsanto Company..............................................      3,487
                                                                             --------
            COMMERCIAL BANKING -- 3.0%
  202,611   South Financial Group, Inc. ..................................      5,714
                                                                             --------
            COMMERCIAL SERVICES -- 2.8%
   58,633   eBay Inc.!!...................................................      5,391
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.9%
  152,954   Dell Inc.!!...................................................      5,445
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 5.2%
  249,910   Countrywide Financial Corporation.............................      9,844
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 5.8%
   62,255   Harman International Industries, Inc. ........................      6,708
   10,990   Samsung Electronics Company, Ltd. ............................      4,371
                                                                             --------
                                                                               11,079
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 6.1%
   25,632   Moody's Corporation...........................................      1,878
   10,886   The Chicago Mercantile Exchange...............................      1,756
  207,083   UCBH Holdings Inc. ...........................................      8,090
                                                                             --------
                                                                               11,724
                                                                             --------
            FOOD AND DRUG STORES -- 2.2%
   49,731   Whole Foods Market, Inc. .....................................      4,266
                                                                             --------
            HEALTH SERVICES -- 3.7%
   95,847   UnitedHealth Group Inc. ......................................      7,068
                                                                             --------
            HEAVY MACHINERY -- 3.0%
   48,641   Caterpillar Inc. .............................................      3,913
   54,786   Joy Global Inc. ..............................................      1,884
                                                                             --------
                                                                                5,797
                                                                             --------
            HOUSEHOLD PRODUCTS -- 1.4%
   48,643   Procter & Gamble Company......................................      2,633
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 2.0%
  162,205   WCI Communities, Inc.!!.......................................   $  3,779
                                                                             --------
            INVESTMENT SERVICES -- 5.0%
   95,598   J.P. Morgan Chase & Company...................................      3,798
  165,459   Jefferies Group, Inc. ........................................      5,703
                                                                             --------
                                                                                9,501
                                                                             --------
            LODGING AND RECREATION -- 13.1%
  134,720   Brunswick Corporation.........................................      6,164
   44,412   Four Seasons Hotels Inc. .....................................      2,847
4,368,512   Shangri-La Asia Ltd.@.........................................      4,706
   80,714   WMS Industries, Inc.!!(a).....................................      2,074
  176,558   Wynn Resorts, Ltd.!!..........................................      9,125
                                                                             --------
                                                                               24,916
                                                                             --------
            MEDIA -- 0.9%
  452,049   EMI Group plc.................................................      1,806
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 2.7%
  205,924   Wright Medical Group, Inc.!!..................................      5,173
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.5%
  220,276   QUALCOMM Inc. ................................................      8,600
                                                                             --------
            PHARMACEUTICALS -- 2.9%
  106,780   Genentech, Inc.!!.............................................      5,597
                                                                             --------
            PUBLISHING AND ADVERTISING -- 2.5%
   85,781   Getty Images, Inc.!!..........................................      4,744
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 2.6%
   58,326   FedEx Corporation.............................................      4,998
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.3%
  545,530   Government Properties Trust, Inc. ............................      5,182
   48,187   Redwood Trust, Inc.(a)........................................      3,008
                                                                             --------
                                                                                8,190
                                                                             --------
            RECREATION -- 4.3%
  190,241   Royal Caribbean Cruises Ltd. .................................      8,295
                                                                             --------
            SOFTWARE -- 2.4%
   99,330   Electronic Arts Inc.!!........................................      4,568
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

Nations Marsico 21st Century Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SPECIALTY STORES -- 8.0%
   96,907   Amazon.com, Inc.!!............................................   $  3,960
   87,017   Best Buy Company, Inc. .......................................      4,720
  229,326   PETsMart, Inc. ...............................................      6,510
                                                                             --------
                                                                               15,190
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 3.0%
  319,854   Crown Castle International Corporation!!......................      4,760
   40,803   JAMDAT Mobile Inc. ...........................................        941
                                                                             --------
                                                                                5,701
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $165,541).............................................    186,519
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 6.3%
              (Cost $12,079)
   12,079   Nations Cash Reserves, Capital Class Shares#..................     12,079
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $177,620*)..................................     104.0%   198,598
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.0)%   (7,575)
                                                                             --------
            NET ASSETS..........................................             $191,023
                                                                     100.0%  ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $4,550.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $3,750 and $4,530, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.2%
            Investment in Nations Master
            Investment
             Trust, Small Company Master
             Portfolio*...........................   $575,959
                                                     --------
            TOTAL INVESTMENTS...........     100.2%   575,959
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........      (0.2)%   (1,016)
                                                     --------
            NET ASSETS..................     100.0%  $574,943
                                                     ========

---------------

 * The financial statements of the Small Company Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Small Company Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

                      [This page intentionally left blank]

NATIONS FUNDS


  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                    CONVERTIBLE             ASSET                                    MIDCAP
                                                    SECURITIES           ALLOCATION              VALUE                VALUE
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost..........    $       1,360,614    $         153,362    $       1,260,413    $         422,417
Affiliated investments, at cost..............              266,942               21,274               23,709                9,166
                                                 -----------------    -----------------    -----------------    -----------------
Non-affiliated investments, at value.........            1,499,957              180,110            1,456,539              515,006
Affiliated investments, at value.............              266,942               21,563               23,709                9,166
Cash.........................................                   --                    1                   --                   --
Unrealized appreciation on forward foreign
  exchange contracts.........................                   --                   --                   --                   --
Receivable for investment securities sold....                6,687                   --               13,556                   --
Receivable for Fund shares sold..............                  971                   26                2,335                   --
Dividends receivable.........................                  468                  184                3,371                  896
Interest receivable..........................                7,434                  538                   --                   48
Receivable for variation margin..............                   --                    3                   --                   --
                                                 -----------------    -----------------    -----------------    -----------------
    Total assets.............................            1,782,459              202,425            1,499,510              525,116
                                                 -----------------    -----------------    -----------------    -----------------
LIABILITIES:
Unrealized depreciation on forward foreign
  exchange contracts.........................                   --                   --                   --                   --
Collateral on securities loaned..............             (246,132)                (311)                 (28)                  --
Investment advisory fee payable..............                 (811)                 (76)                (727)                (275)
Administration fee payable...................                 (287)                 (34)                (157)                 (97)
Shareholder servicing and distribution fees
  payable....................................                 (259)                 (69)                (130)                  (5)
Due to custodian.............................                 (679)                  --                   --                 (696)
Payable for variation margin.................                   --                   (9)                  --                   --
Payable for investment securities
  purchased..................................              (10,925)             (16,631)             (22,198)              (1,006)
Payable for Fund shares redeemed.............               (1,987)                (218)              (1,843)                  --
Accrued Trustees' fees and expenses..........                  (85)                 (82)                (144)                 (22)
Accrued expenses and other liabilities.......                 (238)                (162)                (178)                 (94)
                                                 -----------------    -----------------    -----------------    -----------------
    Total liabilities........................             (261,403)             (17,592)             (25,405)              (2,195)
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS...................................    $       1,521,056    $         184,833    $       1,474,105    $         522,921
                                                 =================    =================    =================    =================
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distributions in excess of net
  investment income).........................    $           1,659    $              72    $           1,031    $              86
Accumulated net realized gain/(loss) on
  investments................................               11,990              (41,498)             (52,811)              14,436
Unrealized appreciation/(depreciation) on:
  Investments................................              139,343               27,037              196,126               92,589
  Futures contracts..........................                   --                   42                   --                   --
  Foreign currency translations..............                   --                   --                   --                   --
Paid-in capital..............................            1,368,064              199,180            1,329,759              415,810
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS...................................    $       1,521,056    $         184,833    $       1,474,105    $         522,921
                                                 =================    =================    =================    =================
PRIMARY A SHARES:
Net assets...................................    $     928,696,237    $      24,117,897    $   1,147,409,154    $     509,918,986
Number of shares outstanding.................           54,171,355            1,205,980           96,975,365           40,261,006
Net asset value and redemption price per
  share......................................    $           17.14    $           20.00    $           11.83    $           12.67
INVESTOR A SHARES:
Net assets...................................    $     378,938,733    $     107,262,986    $     226,736,124    $       8,501,176
Number of shares outstanding.................           22,099,947            5,356,071           19,188,208              672,056
Net asset value and redemption price per
  share......................................    $           17.15    $           20.03    $           11.82    $           12.65
Maximum sales charge.........................                5.75%                5.75%                5.75%                5.75%
Maximum offering price per share.............    $           18.20    $           21.25    $           12.54    $           13.42
INVESTOR B SHARES:
Net assets...................................    $     147,235,230    $      51,033,673    $      81,109,767    $       3,714,613
Number of shares outstanding.................            8,678,822            2,568,450            7,050,496              295,696
Net asset value and redemption price per
  share&.....................................    $           16.96    $           19.87    $           11.50    $           12.56
INVESTOR C SHARES:
Net assets...................................    $      66,185,719    $       2,418,086    $      18,850,138    $         785,893
Number of shares outstanding.................            3,862,742              121,797            1,639,327               62,380
Net asset value and redemption price per
  share&.....................................    $           17.13    $           19.85    $           11.50    $           12.60

---------------

& The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)




        SMALLCAP                                STRATEGIC            FOCUSED             MIDCAP               21ST
          VALUE              GROWTH              GROWTH             EQUITIES             GROWTH              CENTURY
-------------------------------------------------------------------------------------------------------------------------


    $         134,610   $       1,152,402   $       1,671,920   $       2,059,278   $         337,748   $         165,541
               13,069                  --                  --                  --              18,468              12,079
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              166,089           1,440,669           1,629,644           2,583,659             428,811             186,519
               13,069                  --                  --                  --              18,468              12,079
                   --                  --                  --                  --                  --               1,002

                   --                  --                  --                  --                  --                  44
                  354                  --                  --                  --                  --               8,147
                   --               4,389                 399               5,116                 329                  --
                  215                  --                  --                  --                  80                 248
                   --                  --                  --                  --                   3                  --
                   --                  --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              179,727           1,445,058           1,630,043           2,588,775             447,691             208,039
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------


                   --                  --                  --                  --                  --                (111)
               (5,146)                 --                  --                  --              (7,829)             (4,550)
                 (123)                 --                  --                  --                (234)               (113)
                  (28)               (149)               (242)               (272)                (83)                (35)

                   (2)               (463)               (110)               (940)                (24)                (64)
                 (207)                 --                  --                  --                  --                  --
                   --                  --                  --                  --                  --                  --

               (2,892)                 --                  --                  --                  --             (12,009)
                   --              (2,465)             (1,112)             (3,994)             (1,052)                 --
                  (24)               (168)                (76)                (48)                (72)                (39)
                  (76)               (268)               (286)               (346)               (134)                (95)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (8,498)             (3,513)             (1,826)             (5,600)             (9,428)            (17,016)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         171,229   $       1,441,545   $       1,628,217   $       2,583,175   $         438,263   $         191,023
    =================   =================   =================   =================   =================   =================



    $              (6)  $          (3,074)  $           6,144   $          (8,576)  $          (1,488)  $            (466)

                5,082            (233,665)           (337,495)           (624,409)           (223,628)            (21,706)

               31,479             288,267             (42,276)            524,381              91,063              20,978
                   --                  --                  --                  --                  --                  --
                   --                  --                  --                  --                  --                 (67)
              134,674           1,390,017           2,001,844           2,691,779             572,316             192,284
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         171,229   $       1,441,545   $       1,628,217   $       2,583,175   $         438,263   $         191,023
    =================   =================   =================   =================   =================   =================

    $     165,159,694   $     405,561,852   $   1,354,298,444   $     668,544,560   $     393,061,406   $      62,651,215
           14,070,750          25,179,412         119,147,013          40,002,340          34,963,088           6,423,253

    $           11.74   $           16.11   $           11.37   $           16.71   $           11.24   $            9.75

    $       4,286,194   $     627,437,773   $     218,520,989   $   1,036,251,839   $      20,406,754   $      62,671,816
              366,955          39,397,192          19,300,369          62,785,897           1,893,931           6,500,743

    $           11.68   $           15.93   $           11.32   $           16.50   $           10.77   $            9.64
                5.75%               5.75%               5.75%               5.75%               5.75%               5.75%
    $           12.39   $           16.90   $           12.01   $           17.51   $           11.43   $           10.23

    $       1,446,990   $     187,564,610   $      39,724,684   $     525,350,317   $      23,273,596   $      47,710,997
              125,800          12,359,374           3,630,163          33,359,119           2,437,312           5,119,051

    $           11.50   $           15.18   $           10.94   $           15.75   $            9.55   $            9.32

    $         336,045   $     220,980,816   $      15,672,758   $     353,027,998   $       1,521,260   $      17,988,630
               29,239          14,541,325           1,431,548          22,350,375             158,385           1,930,272

    $           11.49   $           15.20   $           10.95   $           15.80   $            9.60   $            9.32

           SMALL
          COMPANY
     -----------------


     $         453,539
                    --
     -----------------
               575,959
                    --
                    --

                    --
                    --
                   302
                    --
                    --
                    --
     -----------------
               576,261
     -----------------


                    --
                    --
                   (51)
                    --

                   (44)
                    --
                    --

                    --
                  (963)
                   (48)
                  (212)
     -----------------
                (1,318)
     -----------------
     $         574,943
     =================



     $          (2,833)

               (63,901)

               122,420
                    --
                    --
               519,257
     -----------------
     $         574,943
     =================

     $     422,367,957
            29,264,413

     $           14.43

     $     131,751,051
             9,328,489

     $           14.12
                 5.75%
     $           14.98

     $      16,750,260
             1,258,788

     $           13.31

     $       4,073,911
               301,945

     $           13.49

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                       CONVERTIBLE            ASSET                                   MIDCAP
                                                        SECURITIES          ALLOCATION            VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest.........................................     $       16,079      $        1,196      $           --      $          157
Dividends (Net of foreign withholding taxes of
 $0, $0, $4, $3, $0, $0, $0, $0, $0, $14 and $0,
 respectively)...................................             11,764               1,216              17,089               4,634
Dividend income from affiliated funds............                 65                  96                 135                  53
Securities lending...............................                230                   1                  10                  --
Allocated from Portfolio:
Interest+........................................                 --                  --                  --                  --
Dividends (Net of foreign withholding taxes of
 $0, $0, $0, $0, $0, $69, $17, $171, $0, $0 and
 $3, respectively)+..............................                 --                  --                  --                  --
Dividend income from affiliated funds+...........                 --                  --                  --                  --
Securities lending+..............................                 --                  --                  --                  --
Expenses+........................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
   Total investment income.......................             28,138               2,509              17,234               4,844
                                                      --------------      --------------      --------------      --------------
EXPENSES:
Investment advisory fee..........................              4,948                 570               4,687               1,633
Administration fee...............................              1,751                 209               1,658                 577
Transfer agent fees..............................                249                  32                 202                  71
Custodian fees...................................                 53                  12                  45                  20
Legal and audit fees.............................                 49                  44                  48                  46
Registration and filing fees.....................                 30                  20                  31                  18
Trustees' fees and expenses......................                 12                  12                  12                  12
Interest expense.................................                  2                  --*                 --                   1
Printing expense.................................                 88                  92                  53                  36
Other............................................                 23                   4                  16                   6
Non-recurring costs (see Note 15)................                282                  --                 267                  --
Cost assumed by Bank of America Corporation (see
 Note 15)........................................               (282)                 --                (267)                 --
                                                      --------------      --------------      --------------      --------------
   Subtotal......................................              7,205                 995               6,752               2,420
Shareholder servicing and distribution fees:
 Investor A Shares...............................                475                 133                 273                  10
 Investor B Shares...............................                746                 284                 417                  18
 Investor C Shares...............................                349                  12                 117                   4
                                                      --------------      --------------      --------------      --------------
   Total expenses................................              8,775               1,424               7,559               2,452
Fees waived by investment adviser and/or
 administrator (see Note 3)......................                 --                 (95)             (1,082)                 --
Fees reduced by credits allowed by the custodian
 (see Note 3)....................................                 (1)                 --*                 --*                 --*
                                                      --------------      --------------      --------------      --------------
   Net expenses..................................              8,774               1,329               6,477               2,452
                                                      --------------      --------------      --------------      --------------
NET INVESTMENT INCOME/(LOSS).....................             19,364               1,180              10,757               2,392
                                                      --------------      --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
Net realized gain/(loss) from:
 Security transactions...........................             23,083               5,284               8,162              16,126
 Written options.................................                 --                  (8)                 --                  --
 Futures contracts...............................                 --                  17                  --                  --
 Swap contracts..................................                 --                  13                  --                  --
 Net increase from payments by affiliates and net
   realized gain/(loss) on the disposal of
   investments in violation of restrictions (see
   Note 3).......................................                 --                 118                  --                 495
 Foreign currency and other net assets...........                 --                  --                  --                  --
 Allocated from Portfolio:
 Security transactions+..........................                 --                  --                  --                  --
 Foreign currency and other net assets+..........                 --                  --                  --                  --
 Net increase from payments by affiliates and net
   realized gain/(loss) on the disposal of
   investments in violation of restrictions (see
   Note 3)+......................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
Net realized gain/(loss) on investments..........             23,083               5,424               8,162              16,621
                                                      --------------      --------------      --------------      --------------
Change in unrealized appreciation/(depreciation)
 of:
 Securities (see Note 13)........................            (40,268)             (7,206)            (10,030)             (1,997)
 Written options.................................                 --                  --                  --                  --
 Futures contracts...............................                 --                 (18)                 --                  --
 Swap contracts..................................                 --                   2                  --                  --
 Foreign currency and other net assets...........                 --                  --                  --                  --
 Securities allocated from Portfolio (see Note
   13)+..........................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
Net change in unrealized
 appreciation/(depreciation) of investments......            (40,268)             (7,222)            (10,030)             (1,997)
                                                      --------------      --------------      --------------      --------------
Net realized and unrealized gain/(loss) on
 investments.....................................            (17,185)             (1,798)             (1,868)             14,624
                                                      --------------      --------------      --------------      --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................     $        2,179      $         (618)     $        8,889      $       17,016
                                                      ==============      ==============      ==============      ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio,
  Focused Equities Master Portfolio and Small Company Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)




        SMALLCAP                             STRATEGIC           FOCUSED             MIDCAP              21ST
         VALUE              GROWTH             GROWTH            EQUITIES            GROWTH            CENTURY
-------------------------------------------------------------------------------------------------------------------


     $           --     $           --     $           --     $           --     $           --     $           --


                979                 --                 --                 --                921                853
                 26                 --                 --                 --                 35                 34
                 16                 --                 --                 --                 18                 29

                 --                586                 --                 --                 --                 --


                 --              6,197             11,927             11,875                 --                 --
                 --                205                132                379                 --                 --
                 --                  5                 54                 --                 --                 --
                 --             (5,758)            (6,128)           (11,071)                --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              1,021              1,235              5,985              1,183                974                916
     --------------     --------------     --------------     --------------     --------------     --------------

                705                 --                 --                 --              1,536                619
                180                864              1,546              1,664                543                190
                 30                428                273                914                 80                 36
                  9                 --                 --                 --                 18                 13
                 46                 40                 43                 44                 45                 46
                 17                 30                 47                 41                 24                 22
                 12                  5                  5                  5                 12                 12
                 --*                --                 --                 --                 --*                --
                 31                 98                 52                213                 39                 36
                  2                  6                 12                 10                  7                  5
                 --                246                318                473                 --                 --

                 --               (246)              (318)              (473)                --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              1,032              1,471              1,978              2,891              2,304                979

                  5                718                289              1,269                 27                 66
                  7                947                210              2,678                123                233
                  2                960                 81              1,704                  8                 79
     --------------     --------------     --------------     --------------     --------------     --------------
              1,046              4,096              2,558              8,542              2,462              1,357

                (19)                --                 --                 --                 --                 --

                 --*                --                 --                 --                 --*                --*
     --------------     --------------     --------------     --------------     --------------     --------------
              1,027              4,096              2,558              8,542              2,462              1,357
     --------------     --------------     --------------     --------------     --------------     --------------
                 (6)            (2,861)             3,427             (7,359)            (1,488)              (441)
     --------------     --------------     --------------     --------------     --------------     --------------



              5,563                 --                 --                 --              7,861              2,471
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --



                 --                 --                 --                 --              1,039                 --
                 --                 --                 --                 --                 --               (199)

                 --            (26,399)           224,183            (83,729)                --                 --
                 --               (324)                --               (601)                --                 --



                 --                 --                 --                 --                 --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              5,563            (26,723)           224,183            (84,330)             8,900              2,272
     --------------     --------------     --------------     --------------     --------------     --------------


               (634)                --                 --                 --            (29,230)            (1,808)
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                232

                 --             43,215           (261,916)            42,898                 --                 --
     --------------     --------------     --------------     --------------     --------------     --------------

               (634)            43,215           (261,916)            42,898            (29,230)            (1,576)
     --------------     --------------     --------------     --------------     --------------     --------------

              4,929             16,492            (37,733)           (41,432)           (20,330)               696
     --------------     --------------     --------------     --------------     --------------     --------------

     $        4,923     $       13,631     $      (34,306)    $      (48,791)    $      (21,818)    $          255
     ==============     ==============     ==============     ==============     ==============     ==============

          SMALL
         COMPANY
     ----------------


      $           --


                  --
                  --
                  --

                  --


               1,063
                  88
                  67
              (3,145)
      --------------
              (1,927)
      --------------

                  --
                 584
                 140
                  --
                  38
                  31
                   5
                  --
                  50
                   7
                 120

                (120)
      --------------
                 855

                 209
                  88
                  23
      --------------
               1,175

                (269)

                  --
      --------------
                 906
      --------------
              (2,833)
      --------------



                  --
                  --
                  --
                  --



                  --
                  --

              30,152
                  --



                  --
      --------------
              30,152
      --------------


             (72,058)
                  --
                  --
                  --
                  --

                  --
      --------------

             (72,058)
      --------------

             (41,906)
      --------------

      $      (44,739)
      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF CHANGES IN NET ASSETS


                                                                   CONVERTIBLE SECURITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       19,364     $       40,534
Net realized gain/(loss) on investments.....................          23,083             93,895
Net realized gain/(loss) on investments allocated from
  Portfolio.................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (40,268)           200,762
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio......................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           2,179            335,191
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (12,682)           (24,825)
  Investor A Shares.........................................          (4,706)           (10,005)
  Investor B Shares.........................................          (1,323)            (2,894)
  Investor C Shares.........................................            (596)            (1,173)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (48,112)           332,348
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (65,240)           628,642
NET ASSETS:
Beginning of period.........................................       1,586,296            957,654
                                                              --------------     --------------
End of period...............................................  $    1,521,056     $    1,586,296
                                                              ==============     ==============
Undistributed net investment income/(loss) at end of
  period....................................................  $        1,659     $        1,602
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

         ASSET ALLOCATION                          VALUE                         MIDCAP VALUE
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $        1,180   $        2,320   $       10,757   $       14,740   $        2,392   $        4,320
             5,424            9,959            8,162            7,823           16,621           37,814

                --               --               --               --               --               --

            (7,222)          33,520          (10,030)         302,733           (1,997)         113,620

                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

              (618)          45,799            8,889          325,296           17,016          155,754

              (214)            (555)          (9,048)         (11,573)          (2,278)          (4,378)
              (795)          (1,503)          (1,518)          (1,558)             (29)             (48)
              (194)            (549)            (267)            (265)              --               (3)
                (9)             (19)             (59)             (67)              --               (1)


                --               --               --               --          (18,813)              --
                --               --               --               --             (314)              --
                --               --               --               --             (136)              --
                --               --               --               --              (26)              --

           (12,223)         (42,148)          46,863          580,140           22,719           53,778
    --------------   --------------   --------------   --------------   --------------   --------------
           (14,053)           1,025           44,860          891,973           18,139          205,102

           198,886          197,861        1,429,245          537,272          504,782          299,680
    --------------   --------------   --------------   --------------   --------------   --------------
          $184,833   $      198,886   $    1,474,105   $    1,429,245   $      522,921   $      504,782
    ==============   ==============   ==============   ==============   ==============   ==============

               $72   $          104   $        1,031   $        1,166   $           86   $            1
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         SMALLCAP VALUE
                                                                ---------------------------------
                                                                  SIX MONTHS
                                                                ENDED 9/30/04        YEAR ENDED
                                                                 (UNAUDITED)          3/31/04
                                                                ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $           (6)    $          162
Net realized gain/(loss) on investments.....................             5,563             18,236
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................                --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              (634)            35,360
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................                --                 --
                                                                --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................             4,923             53,758
Distributions to shareholders from net investment income:
  Primary A Shares..........................................                --               (401)
  Investor A Shares.........................................                --                 (5)
  Investor B Shares.........................................                --                 --
  Investor C Shares.........................................                --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................           (11,071)            (1,115)
  Investor A Shares.........................................              (289)               (21)
  Investor B Shares.........................................               (98)                (9)
  Investor C Shares.........................................               (21)                (2)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................            20,716             33,177
                                                                --------------     --------------
Net increase/(decrease) in net assets.......................            14,160             85,382
NET ASSETS:
Beginning of period.........................................           157,069             71,687
                                                                --------------     --------------
End of period...............................................    $      171,229     $      157,069
                                                                ==============     ==============
Undistributed net investment income/(loss) at end of
  period....................................................    $           (6)    $           --
                                                                ==============     ==============

---------------

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

              GROWTH                         STRATEGIC GROWTH                  FOCUSED EQUITIES
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       (2,861)  $       (5,599)  $        3,427   $        8,296   $       (7,359)  $      (15,498)
                --               --               --               --               --               --

           (26,723)          50,430          224,183           38,296          (84,330)         123,090

                --               --               --               --               --               --

            43,215          185,287         (261,916)         462,907           42,898          432,350
    --------------   --------------   --------------   --------------   --------------   --------------

            13,631          230,118          (34,306)         509,499          (48,791)         539,942

                --               --               --           (8,243)              --               --
                --               --               --             (685)              --               --
                --               --               --               --               --               --
                --               --               --               --               --               --


                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

           131,566          486,609         (162,010)        (334,818)         (20,094)         552,340
    --------------   --------------   --------------   --------------   --------------   --------------
           145,197          716,727         (196,316)         165,753          (68,885)       1,092,282

         1,296,348          579,621        1,824,533        1,658,780        2,652,060        1,559,778
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,441,545   $    1,296,348   $    1,628,217   $    1,824,533   $    2,583,175   $    2,652,060
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (3,074)  $         (213)  $        6,144   $        2,717   $       (8,576)  $       (1,217)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                          MIDCAP GROWTH
                                                                                                ---------------------------------
                                                                                                  SIX MONTHS
                                                                                                ENDED 9/30/04        YEAR ENDED
                                                                                                 (UNAUDITED)          3/31/04
                                                                                                ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................................................    $       (1,488)    $       (2,692)
Net realized gain/(loss) on investments.....................................................             8,900               (252)
Net realized gain/(loss) on investments allocated from Portfolio+...........................                --                 --
Net change in unrealized appreciation/(depreciation) of investments.........................           (29,230)           153,370
Net change in unrealized appreciation/(depreciation) of investments allocated from
  Portfolio+................................................................................                --                 --
                                                                                                --------------     --------------
Net increase/(decrease) in net assets resulting from operations.............................           (21,818)           150,426
Distributions to shareholders from net investment income:
  Primary A Shares..........................................................................                --                 --
  Investor A Shares.........................................................................                --                 --
  Investor B Shares.........................................................................                --                 --
  Investor C Shares.........................................................................                --                 --
Distributions to shareholders from net realized gain on investments:
  Primary A Shares..........................................................................                --                 --
  Investor A Shares.........................................................................                --                 --
  Investor B Shares.........................................................................                --                 --
  Investor C Shares.........................................................................                --                 --
Net increase/(decrease) in net assets from Fund share transactions..........................           (52,374)           (82,777)
                                                                                                --------------     --------------
Net increase/(decrease) in net assets.......................................................           (74,192)            67,649
NET ASSETS:
Beginning of period.........................................................................           512,455            444,806
                                                                                                --------------     --------------
End of period...............................................................................    $      438,263     $      512,455
                                                                                                ==============     ==============
Undistributed net investment income/(loss) at end of period.................................    $       (1,488)    $           --
                                                                                                ==============     ==============

---------------

 # Amount represents results from operations prior to conversion to master-feeder structure.

(a)As of November 1, 2003, Small Company Fund converted to a master-feeder structure.

 + Allocated from Small Company Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                 21ST CENTURY                                   SMALL COMPANY
    --------------------------------------          --------------------------------------
      SIX MONTHS                                      SIX MONTHS
    ENDED 9/30/04             YEAR ENDED            ENDED 9/30/04             YEAR ENDED
     (UNAUDITED)               3/31/04               (UNAUDITED)              3/31/04(A)
------------------------------------------------------------------------------------------

    $         (441)         $         (985)         $       (2,833)         $       (5,942)
             2,272                  15,408                      --                  13,611#
                --                      --                  30,152                  32,447
            (1,576)                 20,525                      --                 208,510#

                --                      --                 (72,058)                 29,382
    --------------          --------------          --------------          --------------
               255                  34,948                 (44,739)                278,008

                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --

                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
            42,134                  66,211                (127,412)                (85,943)
    --------------          --------------          --------------          --------------
            42,389                 101,159                (172,151)                192,065

           148,634                  47,475                 747,094                 555,029
    --------------          --------------          --------------          --------------
    $      191,023          $      148,634          $      574,943          $      747,094
    ==============          ==============          ==============          ==============
    $         (466)         $          (25)         $       (2,833)         $           --
    ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                         CONVERTIBLE SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   5,803    $  98,611       33,051    $ 507,755
  Issued as reinvestment of dividends.......................      34          590          124        2,001
  Redeemed..................................................  (7,218)    (122,503)     (15,632)    (244,442)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (1,381)   $ (23,302)      17,543    $ 265,314
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   1,919    $  32,724        8,805    $ 136,443
  Shares issued upon conversion from Investor B shares......       5           79            2           28
  Shares issued upon conversion from Investor C shares......      14          243           20          317
  Issued as reinvestment of dividends.......................     233        3,984          536        8,590
  Redeemed..................................................  (3,070)     (52,203)      (7,611)    (119,750)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (899)   $ (15,173)       1,752    $  25,628
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     397    $   6,669        2,101    $  31,998
  Issued as reinvestment of dividends.......................      64        1,090          150        2,385
  Shares redeemed upon conversion to Investor A shares......      (5)         (79)          (2)         (28)
  Redeemed..................................................    (778)     (13,038)      (1,422)     (22,493)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (322)   $  (5,358)         827    $  11,862
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     485    $   8,258        2,622    $  40,889
  Issued as reinvestment of dividends.......................      17          283           39          631
  Shares redeemed upon conversion to Investor A shares......     (14)        (243)         (20)        (317)
  Redeemed..................................................    (738)     (12,577)        (728)     (11,659)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (250)   $  (4,279)       1,913    $  29,544
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (2,852)   $ (48,112)      22,035    $ 332,348
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     22     $    426         127    $  2,523
  Issued as reinvestment of dividends.......................      5          108          18         330
  Redeemed..................................................    (97)      (1,933)     (1,031)    (20,314)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................    (70)    $ (1,399)       (886)   $(17,461)
                                                               ====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     68     $  1,358       1,204    $ 22,795
  Shares issued upon conversion from Investor B shares......    411        8,184          --*          5
  Issued as reinvestment of dividends.......................     37          744          75       1,429
  Redeemed..................................................   (438)      (8,735)     (1,353)    (25,228)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................     78     $  1,551         (74)   $   (999)
                                                               ====     ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     26     $    517          99    $  1,840
  Issued as reinvestment of dividends.......................      9          175          26         491
  Shares redeemed upon conversion to Investor A shares......   (415)      (8,184)         --*         (5)
  Redeemed..................................................   (251)      (4,950)     (1,361)    (25,934)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................   (631)    $(12,442)     (1,236)   $(23,608)
                                                               ====     ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     14     $    248          47    $    875
  Issued as reinvestment of dividends.......................     --*           7           1          16
  Redeemed..................................................    (10)        (188)        (52)       (971)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................      4     $     67          (4)   $    (80)
                                                               ====     ========      ======    ========
  Total net increase/(decrease).............................   (619)    $(12,223)     (2,200)   $(42,148)
                                                               ====     ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  11,458    $133,816       30,844    $ 329,688
  Issued in exchange for Primary A Shares of Nations Classic
    Value Fund (see Note 13)................................      --          --       26,676      265,429
  Issued in exchange for Primary A Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --        3,974       39,538
  Issued as reinvestment of dividends.......................     292       3,443          416        4,531
  Redeemed..................................................  (7,735)    (90,439)     (22,243)    (235,036)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   4,015    $ 46,820       39,667    $ 404,150
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,443    $ 40,093        7,157    $  77,892
  Issued in exchange for Investor A Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        1,872       18,605
  Issued in exchange for Investor A Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --        6,832       67,909
  Shares issued upon conversion from Investor B shares......      11         124           21          233
  Shares issued upon conversion from Investor C shares......      20         241           28          305
  Issued as reinvestment of dividends.......................     121       1,426          129        1,442
  Redeemed..................................................  (2,249)    (26,169)      (3,320)     (35,761)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,346    $ 15,715       12,719    $ 130,625
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     205    $  2,332          568    $   5,919
  Issued in exchange for Investor B Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        3,553       34,388
  Issued in exchange for Investor B Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --          202        1,956
  Issued as reinvestment of dividends.......................      21         235           22          237
  Shares redeemed upon conversion to Investor A shares......     (11)       (124)         (22)        (233)
  Redeemed..................................................    (739)     (8,343)      (1,282)     (13,404)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (524)   $ (5,900)       3,041    $  28,863
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      63    $    709          352    $   3,553
  Issued in exchange for Investor C Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        5,093       49,253
  Issued in exchange for Investor C Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --           17          167
  Issued as reinvestment of dividends.......................       2          27            3           30
  Shares redeemed upon conversion to Investor A shares......     (21)       (241)         (29)        (305)
  Redeemed..................................................    (908)    (10,267)      (3,502)     (36,196)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (864)   $ (9,772)       1,934    $  16,502
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   3,973    $ 46,863       57,361    $ 580,140
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                             MIDCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,929    $ 48,659      12,446    $136,835
  Capital contribution from investment advisor (see Note
    3)......................................................      --         392          --          --
  Issued as reinvestment of dividends.......................     321       3,763          45         518
  Redeemed..................................................  (2,488)    (30,761)     (7,713)    (87,326)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,762    $ 22,053       4,778    $ 50,027
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     158    $  1,965         442    $  5,002
  Capital contribution from investment advisor (see Note
    3)......................................................      --           7          --          --
  Shares issued upon conversion from Investor B shares......       6          74           1           8
  Issued as reinvestment of dividends.......................      25         294           4          42
  Redeemed..................................................    (153)     (1,879)       (186)     (2,093)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      36    $    461         261    $  2,959
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      27    $    335         101    $  1,109
  Capital contribution from investment advisor (see Note
    3)......................................................      --           3          --          --
  Issued as reinvestment of dividends.......................      11         125          --*          4
  Shares redeemed upon conversion to Investor A shares......      (6)        (74)         (1)         (8)
  Redeemed..................................................     (24)       (288)        (39)       (455)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       8    $    101          61    $    650
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       9    $    110          23    $    265
  Capital contribution from investment advisor (see Note
    3)......................................................      --           1          --          --
  Issued as reinvestment of dividends.......................       1          16          --*         --*
  Redeemed..................................................      (2)        (23)        (11)       (123)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       8    $    104          12    $    142
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,814    $ 22,719       5,112    $ 53,778
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            SMALLCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  2,324     $ 26,730       5,994    $ 60,657
  Issued as reinvestment of dividends.......................    325        3,407          43         468
  Redeemed..................................................   (895)     (10,207)     (2,799)    (30,561)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................  1,754     $ 19,930       3,238    $ 30,564
                                                              =====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     66     $    768         230    $  2,459
  Shares issued upon conversion from Investor B shares......      3           30          --*         --*
  Issued as reinvestment of dividends.......................     26          271           2          24
  Redeemed..................................................    (41)        (467)        (64)       (719)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................     54     $    602         168    $  1,764
                                                              =====     ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     17     $    191          85    $    862
  Issued as reinvestment of dividends.......................      9           93           1           9
  Shares redeemed upon conversion to Investor A shares......     (3)         (30)         --*         --*
  Redeemed..................................................    (12)        (139)        (16)       (181)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................     11     $    115          70    $    690
                                                              =====     ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      9     $    101          24    $    240
  Issued as reinvestment of dividends.......................      1           15          --*          2
  Redeemed..................................................     (4)         (47)         (8)        (83)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................      6     $     69          16    $    159
                                                              =====     ========      ======    ========
  Total net increase/(decrease).............................  1,825     $ 20,716       3,492    $ 33,177
                                                              =====     ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                 GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,590    $ 71,141       12,491    $ 178,639
  Issued in exchange for Primary A Shares of Nations Capital
    Growth Fund (see Note 13)...............................      --          --        6,378      101,343
  Redeemed..................................................  (2,711)    (42,459)      (4,478)     (65,705)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,879    $ 28,682       14,391    $ 214,277
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   8,460    $130,412       19,553    $ 281,705
  Issued in exchange for Investor A Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --        2,087       32,847
  Shares issued upon conversion from Investor B shares......      93       1,403            6           84
  Shares issued upon conversion from Investor C shares......       4          55           --           --
  Redeemed..................................................  (3,744)    (57,300)     (10,657)    (155,779)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   4,813    $ 74,570       10,989    $ 158,857
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     330    $  4,883        1,580    $  21,455
  Issued in exchange for Investor B Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --        1,570       23,676
  Shares redeemed upon conversion to Investor A shares......     (98)     (1,403)          (6)         (84)
  Redeemed..................................................  (1,121)    (16,419)      (1,919)     (26,674)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (889)   $(12,939)       1,225    $  18,373
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   3,564    $ 52,342        7,528    $ 104,466
  Issued in exchange for Investor C Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --          194        2,924
  Shares redeemed upon conversion to Investor A shares......      (4)        (55)          --           --
  Redeemed..................................................    (753)    (11,034)        (874)     (12,288)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,807    $ 41,253        6,848    $  95,102
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   8,610    $131,566       33,453    $ 486,609
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,801    $  43,268       26,117    $ 268,207
  Issued as reinvestment of dividends.......................       --           --           43          486
  Redeemed..................................................  (15,658)    (178,664)     (53,868)    (563,726)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (11,857)   $(135,396)     (27,708)   $(295,033)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      743    $   8,452        4,359    $  44,244
  Shares issued upon conversion from Investor B shares......        7           79            8           97
  Shares issued upon conversion from Investor C shares......       --*           2           --           --
  Issued as reinvestment of dividends.......................       --           --           57          646
  Redeemed..................................................   (2,708)     (30,712)      (7,572)     (78,387)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,958)   $ (22,179)      (3,148)   $ (33,400)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       13    $     144          158    $   1,607
  Issued as reinvestment of dividends.......................       --           --           --           --
  Shares redeemed upon conversion to Investor A shares......       (7)         (79)          (9)         (97)
  Redeemed..................................................     (352)      (3,862)        (739)      (7,656)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (346)   $  (3,797)        (590)   $  (6,146)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      124    $   1,355          426    $   4,382
  Issued as reinvestment of dividends.......................       --           --           --           --
  Shares redeemed upon conversion to Investor A shares......       --*          (2)          --           --
  Redeemed..................................................     (181)      (1,991)        (442)      (4,621)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (57)   $    (638)         (16)   $    (239)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (14,218)   $(162,010)     (31,462)   $(334,818)
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                             FOCUSED EQUITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,954    $  48,395       17,863    $ 276,214
  Redeemed..................................................   (4,262)     (69,017)      (6,589)    (103,473)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,308)   $ (20,622)      11,274    $ 172,741
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   12,311    $ 198,736       40,446    $ 634,367
  Shares issued upon conversion from Investor B shares......       69        1,103          169        2,721
  Shares issued upon conversion from Investor C shares......        2           32            4           69
  Redeemed..................................................  (11,013)    (177,752)     (21,574)    (334,541)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,369    $  22,119       19,045    $ 302,616
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      564    $   8,757        3,662    $  53,854
  Shares redeemed upon conversion to Investor A shares......      (72)      (1,103)        (176)      (2,721)
  Redeemed..................................................   (3,014)     (46,275)      (5,322)     (79,664)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,522)   $ (38,621)      (1,836)   $ (28,531)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    2,983    $  46,201        9,433    $ 142,065
  Shares redeemed upon conversion to Investor A shares......       (2)         (32)          (4)         (69)
  Redeemed..................................................   (1,894)     (29,139)      (2,409)     (36,482)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,087    $  17,030        7,020    $ 105,514
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,374)   $ (20,094)      35,503    $ 552,340
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,904    $ 21,591        7,761    $  82,443
  Redeemed..................................................  (6,240)    (70,309)     (15,009)    (160,517)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (4,336)   $(48,718)      (7,248)   $ (78,074)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     185    $  1,997        1,094    $  11,057
  Shares issued upon conversion from Investor B shares......       2          26            3           35
  Shares issued upon conversion from Investor C shares......      --*          2           --*           5
  Redeemed..................................................    (306)     (3,326)      (1,260)     (12,709)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (119)   $ (1,301)        (163)   $  (1,612)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      45    $    450          255    $   2,330
  Shares redeemed upon conversion to Investor A shares......      (3)        (26)          (4)         (35)
  Redeemed..................................................    (266)     (2,567)        (536)      (4,970)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (224)   $ (2,143)        (285)   $  (2,675)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       4    $     37           38    $     359
  Shares redeemed upon conversion to Investor A shares......      --*         (2)          (1)          (5)
  Redeemed..................................................     (26)       (247)         (84)        (770)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (22)   $   (212)         (47)   $    (416)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (4,701)   $(52,374)      (7,743)   $ (82,777)
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,858     $27,029        3,470    $ 30,659
  Redeemed..................................................    (211)     (2,028)        (261)     (2,362)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,647     $25,001        3,209    $ 28,297
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,222     $20,582        5,343    $ 46,037
  Shares issued upon conversion from Investor B shares......       3          29           --*          4
  Shares issued upon conversion from Investor C shares......      --*          4            1           7
  Redeemed..................................................    (736)     (6,821)      (2,085)    (18,747)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,489     $13,794        3,259    $ 27,301
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     440     $ 3,996          975    $  8,226
  Shares redeemed upon conversion to Investor A shares......      (3)        (29)          --*         (4)
  Redeemed..................................................    (445)     (4,003)        (732)     (6,065)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      (8)    $   (36)         243    $  2,157
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     511     $ 4,649        1,111    $  9,589
  Shares redeemed upon conversion to Investor A shares......      --*         (4)          (1)         (7)
  Redeemed..................................................    (142)     (1,270)        (130)     (1,126)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     369     $ 3,375          980    $  8,456
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   4,497     $42,134        7,691    $ 66,211
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,413    $  20,516       11,003    $ 134,903
  Redeemed..................................................  (5,344)     (76,652)     (18,256)    (237,496)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (3,931)   $ (56,136)      (7,253)   $(102,593)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     943    $  13,625        5,040    $  65,622
  Shares issued upon conversion from Investor B shares......       3           44            5           79
  Shares issued upon conversion from Investor C shares......      48          677           14          214
  Redeemed..................................................  (5,823)     (83,210)      (3,814)     (49,521)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (4,829)   $ (68,864)       1,245    $  16,394
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      52    $     707          302    $   3,693
  Shares redeemed upon conversion to Investor A shares......      (3)         (44)          (6)         (79)
  Redeemed..................................................    (152)      (2,021)        (258)      (3,325)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (103)   $  (1,358)          38    $     289
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      28    $     380          132    $   1,681
  Shares redeemed upon conversion to Investor A shares......     (50)        (677)         (15)        (214)
  Redeemed..................................................     (54)        (757)        (117)      (1,500)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     (76)   $  (1,054)          --*   $     (33)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (8,939)   $(127,412)      (5,970)   $ (85,943)
                                                              ======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

                      [This page intentionally left blank]

NATIONS FUNDS



  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $17.32         $0.23           $(0.17)          $ 0.06          $(0.24)
Year ended 3/31/2004#.....................      13.77          0.51             3.52             4.03           (0.48)
Year ended 3/31/2003#.....................      16.03          0.51            (2.27)           (1.76)          (0.50)
Year ended 3/31/2002#.....................      16.05          0.59               --             0.59           (0.56)
Year ended 3/31/2001......................      22.18          0.51            (2.00)           (1.49)          (0.60)
Period ended 3/31/2000**#.................      18.15          0.42             5.52             5.94           (0.50)
INVESTOR A SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.33         $0.21           $(0.18)          $ 0.03          $(0.21)
Year ended 3/31/2004#.....................      13.77          0.47             3.53             4.00           (0.44)
Year ended 3/31/2003#.....................      16.02          0.47            (2.25)           (1.78)          (0.47)
Year ended 3/31/2002#.....................      16.04          0.59            (0.04)            0.55           (0.52)
Year ended 3/31/2001......................      22.17          0.51            (2.05)           (1.54)          (0.55)
Period ended 3/31/2000#...................      18.31          0.46             5.26             5.72           (0.45)
Period ended 5/14/1999....................      17.34          0.12             0.96             1.08           (0.11)
INVESTOR B SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.15         $0.15           $(0.19)          $(0.04)         $(0.15)
Year ended 3/31/2004#.....................      13.64          0.35             3.48             3.83           (0.32)
Year ended 3/31/2003#.....................      15.88          0.36            (2.24)           (1.88)          (0.36)
Year ended 3/31/2002#.....................      15.92          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................      22.06          0.35            (2.00)           (1.65)          (0.45)
Period ended 3/31/2000#...................      18.27          0.44             5.12             5.56           (0.36)
Period ended 5/14/1999....................      17.30          0.09             0.96             1.05           (0.27)
INVESTOR C SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.31         $0.15           $(0.18)          $(0.03)         $(0.15)
Year ended 3/31/2004#.....................      13.77          0.35             3.52             3.87           (0.33)
Year ended 3/31/2003#.....................      16.04          0.36            (2.26)           (1.90)          (0.37)
Year ended 3/31/2002#.....................      16.08          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................      22.23          0.35            (2.02)           (1.67)          (0.44)
Period ended 3/31/2000#...................      18.35          0.38             5.22             5.60           (0.31)
Period ended 5/14/1999....................      17.37          0.10             0.97             1.07           (0.09)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Convertible Securities Primary A Shares commenced operations on May 21, 1999.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                     RATIO OF          RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS   OPERATING           INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES          INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE          TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS          NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.24)       $17.14        0.33%    $928,696       0.95%+(a)(b)        2.75%+         21%           0.98%+(a)(e)
       --           (0.48)        17.32       29.54      962,284       0.94(a)(b)(c)       3.19           91            0.97(a)(d)
       --           (0.50)        13.77      (11.01)     523,271       0.97(a)(b)          3.59           57            0.97(a)
    (0.05)          (0.61)        16.03        3.74      236,202       1.00(a)(b)          3.78           50            1.00(a)
    (4.04)          (4.64)        16.05       (7.59)      75,627       0.99(a)(b)          3.08           73            1.00(a)
    (1.41)          (1.91)        22.18       35.21       13,688       0.97+(b)            2.21+          65            0.98+

   $   --          $(0.21)       $17.15        0.20%    $378,939       1.20%+(a)(b)        2.50%+         21%           1.23%+(a)(e)
       --           (0.44)        17.33       29.32      398,485       1.19(a)(b)(c)       2.94           91            1.22(a)(d)
       --           (0.47)        13.77      (11.18)     292,622       1.22(a)(b)          3.34           57            1.22(a)
    (0.05)          (0.57)        16.02        3.48      321,858       1.25(a)(b)          3.53           50            1.25(a)
    (4.04)          (4.59)        16.04       (7.88)     315,857       1.24(a)(b)          2.86           73            1.25(a)
    (1.41)          (1.86)        22.17       33.68      369,488       1.22+(b)            1.96+          65            1.23+
       --           (0.11)        18.31        6.25      352,000       1.30+               3.07+          16            1.32+

   $   --          $(0.15)       $16.96       (0.22)%   $147,235       1.95%+(a)(b)        1.75%+         21%           1.98%+(a)(e)
       --           (0.32)        17.15       28.30      154,322       1.94(a)(b)(c)       2.19           91            1.97(a)(d)
       --           (0.36)        13.64      (11.83)     111,468       1.97(a)(b)          2.59           57            1.97(a)
    (0.05)          (0.46)        15.88        2.68       90,408       2.00(a)(b)          2.78           50            2.00(a)
    (4.04)          (4.49)        15.92       (8.49)      49,763       1.99(a)(b)          2.08           73            2.00(a)
    (1.41)          (1.77)        22.06       32.76       11,175       1.97+(b)            1.21+          65            1.98+
       --           (0.08)        18.27        6.10        4,000       2.06+               2.34+          16            2.08+

   $   --          $(0.15)       $17.13       (0.17)%   $ 66,186       1.95%+(a)(b)        1.75%+         21%           1.98%+(a)(e)
       --           (0.33)        17.31       28.31       71,205       1.94(a)(b)(c)       2.19           91            1.97(a)(d)
       --           (0.37)        13.77      (11.89)      30,293       1.97(a)(b)          2.59           57            1.97(a)
    (0.05)          (0.46)        16.04        2.66       20,370       2.00(a)(b)          2.78           50            2.00(a)
    (4.04)          (4.48)        16.08       (8.50)       9,827       1.99(a)(b)          2.08           73            2.00(a)
    (1.41)          (1.72)        22.23       32.81        3,033       1.97+(b)            1.21+          65            1.98+
       --           (0.09)        18.35        6.17        4,000       1.80+               2.56+          16            2.07+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                              --------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $20.18         $0.17            $(0.18)(e)       $(0.01)         $(0.17)
Year ended 3/31/2004......................      16.42          0.29              3.81             4.10           (0.34)
Year ended 3/31/2003......................      19.93          0.32             (3.49)           (3.17)          (0.34)
Year ended 3/31/2002......................      20.32          0.44             (0.39)            0.05           (0.41)
Year ended 3/31/2001......................      24.35          0.57             (2.84)           (2.27)          (0.55)
Period ended 3/31/2000***.................      23.06          0.49              1.93             2.42           (0.41)
INVESTOR A SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.20         $0.14            $(0.16)(e)       $(0.02)         $(0.15)
Year ended 3/31/2004......................      16.44          0.25              3.80             4.05           (0.29)
Year ended 3/31/2003......................      19.92          0.29             (3.48)           (3.19)          (0.29)
Year ended 3/31/2002......................      20.32          0.39             (0.40)           (0.01)          (0.36)
Year ended 3/31/2001......................      24.35          0.50             (2.82)           (2.32)          (0.50)
Period ended 3/31/2000....................      23.40          0.43              1.59             2.02           (0.35)
Period ended 5/14/1999....................      22.50          0.10              0.91             1.01           (0.11)
INVESTOR B SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.04         $0.07            $(0.17)(e)       $(0.10)         $(0.07)
Year ended 3/31/2004......................      16.31          0.11              3.76             3.87           (0.14)
Year ended 3/31/2003......................      19.81          0.15             (3.47)           (3.32)          (0.18)
Year ended 3/31/2002......................      20.22          0.23             (0.39)           (0.16)          (0.22)
Year ended 3/31/2001......................      24.24          0.33             (2.81)           (2.48)          (0.33)
Period ended 3/31/2000....................      23.32          0.47              1.39             1.86           (0.22)
Period ended 5/14/1999....................      22.45          0.06              0.89             0.95           (0.08)
INVESTOR C SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.02         $0.07            $(0.16)(e)       $(0.09)         $(0.08)
Year ended 3/31/2004......................      16.31          0.11              3.75             3.86           (0.15)
Year ended 3/31/2003......................      19.84          0.15             (3.48)           (3.33)          (0.20)
Year ended 3/31/2002......................      20.24          0.24             (0.40)           (0.16)          (0.21)
Year ended 3/31/2001......................      24.27          0.33             (2.82)           (2.49)          (0.33)
Period ended 3/31/2000....................      23.33          0.42              1.43             1.85           (0.19)
Period ended 5/14/1999....................      22.45          0.05              0.92             0.97           (0.09)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ***Asset Allocation Primary A Shares commenced operations on May 21, 1999.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (e)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C Shares.

 (f)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been 0.03%, (0.04)%, (0.43)% and (0.40)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF       RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET                   NET ASSETS   OPERATING        INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                       END OF      EXPENSES       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL            PERIOD     TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++          (000)      NET ASSETS       NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.17)       $20.00       (0.03)%(f)     $ 24,118       0.95%+(a)(b)     1.69%+          62%          1.05%+(a)
       --           (0.34)        20.18       25.07            25,750       1.04(a)(b)       1.58           189           1.07(a)
       --           (0.34)        16.42      (15.96)           35,514       1.04(a)(b)       1.83           315           1.04(a)
    (0.03)          (0.44)        19.93        0.26            40,287       1.03(a)          2.10           226           1.03(a)
    (1.21)          (1.76)        20.32       (9.83)           12,847       0.98(a)(b)       2.45            88           1.00(a)
    (0.72)          (1.13)        24.35       10.88            15,532       0.95+(a)(b)      1.85+           84           1.02+(a)

   $   --          $(0.15)       $20.03       (0.10)%(f)     $107,263       1.20%+(a)(b)     1.44%+          62%          1.30%+(a)
       --           (0.29)        20.20       24.73           106,642       1.29(a)(b)       1.33           189           1.32(a)
       --           (0.29)        16.44      (16.05)           88,011       1.29(a)(b)       1.58           315           1.29(a)
    (0.03)          (0.39)        19.92       (0.05)          223,579       1.28(a)          1.85           226           1.28(a)
    (1.21)          (1.71)        20.32      (10.05)          231,520       1.23(a)(b)       2.20            88           1.25(a)
    (0.72)          (1.07)        24.35        8.99            83,412       1.20+(a)(b)      1.60+           84           1.27+(a)
       --           (0.11)        23.40        4.50            72,000       1.18+            2.01+           20           1.20+

   $   --          $(0.07)       $19.87       (0.49)%(f)     $ 51,034       1.95%+(a)(b)     0.69%+          62%          2.05%+(a)
       --           (0.14)        20.04       23.79            64,122       2.04(a)(b)       0.58           189           2.07(a)
       --           (0.18)        16.31      (16.80)           72,344       2.04(a)(b)       0.83           315           2.04(a)
    (0.03)          (0.25)        19.81       (0.77)          124,983       2.03(a)          1.10           226           2.03(a)
    (1.21)          (1.54)        20.22      (10.73)          104,745       1.98(a)(b)       1.45            88           2.00(a)
    (0.72)          (0.94)        24.24        8.31           121,644       1.95+(a)(b)      0.85+           84           2.02+(a)
       --           (0.08)        23.32        4.26            10,000       1.95+            1.26+           20           1.97+

   $   --          $(0.08)       $19.85       (0.46)%(f)     $  2,418       1.95%+(a)(b)     0.69%+          62%          2.05%+(a)
       --           (0.15)        20.02       23.73             2,372       2.04(a)(b)       0.58           189           2.07(a)
       --           (0.20)        16.31      (16.80)            1,992       2.04(a)(b)       0.83           315           2.04(a)
    (0.03)          (0.24)        19.84       (0.78)            3,220       2.03(a)          1.10           226           2.03(a)
    (1.21)          (1.54)        20.24      (10.74)            2,532       1.98(a)(b)       1.45            88           2.00(a)
    (0.72)          (0.91)        24.27        8.24             2,305       1.95+(a)(b)      0.85+           84           2.02+(a)
       --           (0.09)        23.33        4.31             2,000       1.67+            1.52+           20           1.96+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.85        $ 0.09           $(0.02)          $ 0.07          $(0.09)
Year ended 3/31/2004#.....................       8.48          0.16             3.36             3.52           (0.15)
Year ended 3/31/2003#.....................      11.96          0.14            (3.31)           (3.17)          (0.13)
Year ended 3/31/2002#.....................      12.39          0.12             0.58             0.70           (0.10)
Year ended 3/31/2001......................      16.24          0.17            (0.42)           (0.25)          (0.18)
Year ended 3/31/2000#.....................      18.16          0.11            (0.06)            0.05           (0.11)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.84        $ 0.08           $(0.02)          $ 0.06          $(0.08)
Year ended 3/31/2004#.....................       8.46          0.14             3.36             3.50           (0.12)
Year ended 3/31/2003#.....................      11.94          0.11            (3.31)           (3.20)          (0.10)
Year ended 3/31/2002#.....................      12.38          0.09             0.58             0.67           (0.08)
Year ended 3/31/2001......................      16.24          0.14            (0.43)           (0.29)          (0.15)
Year ended 3/31/2000#.....................      18.16          0.07            (0.07)            0.00           (0.06)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.53        $ 0.04           $(0.03)          $ 0.01          $(0.04)
Year ended 3/31/2004#.....................       8.25          0.05             3.27             3.32           (0.04)
Year ended 3/31/2003#.....................      11.66          0.03            (3.22)           (3.19)          (0.04)
Year ended 3/31/2002#.....................      12.13          0.00##           0.59             0.59           (0.03)
Year ended 3/31/2001......................      16.00          0.04            (0.43)           (0.39)          (0.06)
Year ended 3/31/2000#.....................      18.00         (0.06)           (0.08)           (0.14)          (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.52        $ 0.03           $(0.02)          $ 0.01          $(0.03)
Year ended 3/31/2004#.....................       8.24          0.05             3.27             3.32           (0.04)
Year ended 3/31/2003#.....................      11.65          0.04            (3.22)           (3.18)          (0.05)
Year ended 3/31/2002#.....................      12.13          0.00##           0.58             0.58           (0.03)
Year ended 3/31/2001......................      15.99          0.04            (0.42)           (0.38)          (0.06)
Year ended 3/31/2000#.....................      17.98         (0.06)           (0.07)           (0.13)          (0.00)##

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A Shares, 1.18% for Investor A Shares and 1.93% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.94% for Primary A Shares, 1.19% for Investor A Shares and 1.94% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                        RATIO OF         RATIO OF NET                 RATIO OF
DISTRIBUTIONS      TOTAL        NET ASSET               NET ASSETS      OPERATING         INVESTMENT                  OPERATING
  FROM NET       DIVIDENDS        VALUE                   END OF        EXPENSES        INCOME/(LOSS)   PORTFOLIO    EXPENSES TO
  REALIZED          AND          END OF       TOTAL       PERIOD       TO AVERAGE         TO AVERAGE    TURNOVER       AVERAGE
    GAINS      DISTRIBUTIONS     PERIOD      RETURN++      (000)       NET ASSETS         NET ASSETS      RATE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


   $   --         $(0.09)        $11.83         0.63%   $1,147,409        0.79%+(a)          1.60%+         25%         0.97%+(a)(e)
       --          (0.15)         11.85        41.63     1,101,872        0.89(a)(b)(c)      1.49           69          0.96(a)(d)
    (0.18)         (0.31)          8.48       (26.95)      451,815        0.97(a)            1.43           75          0.97(a)
    (1.03)         (1.13)         11.96         5.64       513,206        0.95(a)(b)         1.02          135          0.95(a)
    (3.42)         (3.60)         12.39        (1.97)      844,432        0.94(a)(b)         1.28          181          0.94(a)
    (1.86)         (1.97)         16.24        (0.16)    1,290,572        0.93(a)(b)         0.65           95          0.93(a)

   $   --         $(0.08)        $11.82         0.51%   $  226,736        1.04%+(a)          1.35%+         25%         1.22%+(a)(e)
       --          (0.12)         11.84        41.51       211,227        1.14(a)(b)(c)      1.24           69          1.21(a)(d)
    (0.18)         (0.28)          8.46       (27.17)       43,364        1.22(a)            1.18           75          1.22(a)
    (1.03)         (1.11)         11.94         5.33        58,144        1.20(a)(b)         0.77          135          1.20(a)
    (3.42)         (3.57)         12.38        (2.29)       65,975        1.19(a)(b)         1.03          181          1.19(a)
    (1.86)         (1.92)         16.24        (0.47)       94,256        1.18(a)(b)         0.40           95          1.18(a)

   $   --         $(0.04)        $11.50         0.06%   $   81,110        1.79%+(a)          0.60%+         25%         1.97%+(a)(e)
       --          (0.04)         11.53        40.30        87,314        1.89(a)(b)(c)      0.49           69          1.96(a)(d)
    (0.18)         (0.22)          8.25       (27.72)       37,399        1.97(a)            0.43           75          1.97(a)
    (1.03)         (1.06)         11.66         4.66        80,162        1.95(a)(b)         0.02          135          1.95(a)
    (3.42)         (3.48)         12.13        (3.05)       93,064        1.94(a)(b)         0.28          181          1.94(a)
    (1.86)         (1.86)         16.00        (1.24)      124,000        1.93(a)(b)        (0.35)          95          1.93(a)

   $   --         $(0.03)        $11.50         0.11%   $   18,850        1.79%+(a)          0.60%+         25%         1.97%+(a)(e)
       --          (0.04)         11.52        40.29        28,832        1.89(a)(b)(c)      0.49           69          1.96(a)(d)
    (0.18)         (0.23)          8.24       (27.72)        4,694        1.97(a)            0.43           75          1.97(a)
    (1.03)         (1.06)         11.65         4.58         7,496        1.95(a)(b)         0.02          135          1.95(a)
    (3.42)         (3.48)         12.13        (2.98)        8,479        1.94(a)(b)         0.28          181          1.94(a)
    (1.86)         (1.86)         15.99        (1.18)       10,042        1.93(a)(b)        (0.32)          95          1.93(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
MIDCAP VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.79        $ 0.06           $ 0.35(c)        $ 0.41          $(0.06)
Year ended 3/31/2004......................       8.72          0.12             4.07             4.19           (0.12)
Year ended 3/31/2003......................      11.32          0.10            (2.61)           (2.51)          (0.07)
Period ended 3/31/2002*...................      10.00          0.06             1.30             1.36           (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.77        $ 0.04           $ 0.35(c)        $ 0.39          $(0.04)
Year ended 3/31/2004......................       8.71          0.09             4.06             4.15           (0.09)
Year ended 3/31/2003......................      11.30          0.08            (2.60)           (2.52)          (0.05)
Period ended 3/31/2002*...................      10.00          0.04             1.30             1.34           (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....     $12.70        $(0.00)##        $ 0.33(c)        $ 0.33          $   --
Year ended 3/31/2004......................       8.67          0.00##           4.05             4.05           (0.02)
Year ended 3/31/2003......................      11.29          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002*...................      10.00         (0.04)            1.35             1.31           (0.02)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....     $12.73        $(0.00)##        $ 0.34(c)        $ 0.34          $   --
Year ended 3/31/2004......................       8.69          0.00##           4.05             4.05           (0.01)
Year ended 3/31/2003......................      11.31          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002*...................      10.00         (0.05)            1.36             1.31           (0.00)##

---------------

 * MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C Shares.

(d)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.74%, 3.61%, 3.13% and 3.21% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS



                                                                                 RATIO OF       RATIO OF NET
DISTRIBUTIONS      TOTAL      INCREASE DUE   NET ASSET              NET ASSETS  OPERATING        INVESTMENT
  FROM NET       DIVIDENDS     TO CAPITAL      VALUE                  END OF     EXPENSES       INCOME/(LOSS)  PORTFOLIO
  REALIZED          AND       CONTRIBUTIONS   END OF     TOTAL        PERIOD    TO AVERAGE       TO AVERAGE    TURNOVER
    GAINS      DISTRIBUTIONS  (SEE NOTE 3)    PERIOD    RETURN++      (000)     NET ASSETS       NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------


   $(0.48)        $(0.54)         $0.01       $12.67       3.64%(d)  $509,919      0.96%+(a)(b)       0.97%+      27%
       --          (0.12)            --        12.79      48.18       492,327      1.03(a)            1.04        79
    (0.02)         (0.09)            --         8.72     (22.27)      294,087      1.16(a)            1.11        98
       --          (0.04)            --        11.32      13.63        98,888      1.25+(a)           0.64+       19

   $(0.48)        $(0.52)         $0.01       $12.65       3.52%(d)  $  8,501      1.21%+(a)(b)       0.72%+      27%
       --          (0.09)            --        12.77      47.80         8,121      1.28(a)            0.79        79
    (0.02)         (0.07)            --         8.71     (22.36)        3,270      1.41(a)            0.86        98
       --          (0.04)            --        11.30      13.37           573      1.50+(a)           0.39+       19

   $(0.48)        $(0.48)         $0.01       $12.56       3.03%(d)  $  3,715      1.96%+(a)(b)      (0.03)%+     27%
       --          (0.02)            --        12.70      46.56         3,650      2.03(a)            0.04        79
    (0.02)         (0.04)            --         8.67     (22.93)        1,961      2.16(a)            0.11        98
       --          (0.02)            --        11.29      13.14           524      2.25+(a)          (0.36)+      19

   $(0.48)        $(0.48)         $0.01       $12.60       3.10%(d)  $    786      1.96%+(a)(b)      (0.03)%+     27%
       --          (0.01)            --        12.73      46.66           684      2.03(a)            0.04        79
    (0.02)         (0.04)            --         8.69     (22.89)          362      2.16(a)            0.11        98
       --          (0.00)##          --        11.31      13.10            93      2.25+(a)          (0.36)+      19

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
     ---------------


          0.96%+(a)
          1.03(a)
          1.16(a)
          2.03+(a)

          1.21%+(a)
          1.28(a)
          1.41(a)
          2.28+(a)

          1.96%+(a)
          2.03(a)
          2.16(a)
          3.03+(a)

          1.96%+(a)
          2.03(a)
          2.16(a)
          3.03+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING     INVESTMENT    GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)#   INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
SMALLCAP VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.30         $ 0.00##        $ 0.31           $ 0.31         $    --
Year ended 3/31/2004......................       7.73           0.02            4.67             4.69           (0.03)
Period ended 3/31/2003*...................      10.00           0.03           (2.28)           (2.25)          (0.02)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.26         $(0.01)         $ 0.30           $ 0.29         $    --
Year ended 3/31/2004......................       7.71          (0.01)           4.67             4.66           (0.02)
Period ended 3/31/2003*...................      10.00           0.01           (2.28)           (2.27)          (0.02)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....     $12.13         $(0.06)         $ 0.30           $ 0.24         $    --
Year ended 3/31/2004......................       7.68          (0.09)           4.63             4.54              --
Period ended 3/31/2003*...................      10.00          (0.04)          (2.28)           (2.32)          (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....     $12.13         $(0.06)         $ 0.29           $ 0.23         $    --
Year ended 3/31/2004......................       7.67          (0.09)           4.64             4.55              --
Period ended 3/31/2003*...................      10.00          (0.04)          (2.29)           (2.33)          (0.00)##

---------------

 * SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                       RATIO OF          RATIO OF NET                  RATIO OF
DISTRIBUTIONS      TOTAL        NET ASSET               NET ASSETS    OPERATING           INVESTMENT                   OPERATING
  FROM NET       DIVIDENDS        VALUE                   END OF       EXPENSES         INCOME/(LOSS)    PORTFOLIO    EXPENSES TO
  REALIZED          AND          END OF       TOTAL       PERIOD      TO AVERAGE          TO AVERAGE     TURNOVER       AVERAGE
    GAINS      DISTRIBUTIONS     PERIOD      RETURN++      (000)      NET ASSETS          NET ASSETS       RATE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------


   $(0.87)        $(0.87)        $11.74         3.40%    $165,160        1.30%+(a)(b)        0.01%+          34%         1.32%+(a)
    (0.09)         (0.12)         12.30        60.96      151,556        1.30(a)             0.15           111          1.35(a)
       --          (0.02)          7.73       (22.50)      70,168        1.30+(a)            0.45+           89          1.57+(a)

   $(0.87)        $(0.87)        $11.68         3.24%    $  4,286        1.55%+(a)(b)       (0.24)%+         34%         1.57%+(a)
    (0.09)         (0.11)         12.26        60.64        3,840        1.55(a)            (0.10)          111          1.60(a)
       --          (0.02)          7.71       (22.75)       1,122        1.55+(a)            0.20+           89          1.82+(a)

   $(0.87)        $(0.87)        $11.50         2.84%    $  1,447        2.30%+(a)(b)       (0.99)%+         34%         2.32%+(a)
    (0.09)         (0.09)         12.13        59.34        1,395        2.30(a)            (0.85)          111          2.35(a)
       --          (0.00)##        7.68       (23.20)         341        2.30+(a)           (0.55)+          89          2.57+(a)

   $(0.87)        $(0.87)        $11.49         2.84%    $    336        2.30%+(a)(b)       (0.99)%+         34%         2.32%+(a)
    (0.09)         (0.09)         12.13        59.54          278        2.30(a)            (0.85)          111          2.35(a)
       --          (0.00)##        7.67       (23.29)          56        2.30+(a)           (0.55)+          89          2.57+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                              ----------------------------------------------------------------------------
GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.96        $(0.00)##        $ 0.15           $ 0.15           $   --
Year ended 3/31/2004#.....................      11.95         (0.02)            4.03             4.01               --
Year ended 3/31/2003#.....................      14.79         (0.05)           (2.79)           (2.84)              --
Year ended 3/31/2002#.....................      14.91         (0.06)           (0.06)           (0.12)              --
Year ended 3/31/2001......................      21.61         (0.01)           (6.53)           (6.54)           (0.16)
Year ended 3/31/2000......................      14.91         (0.07)            6.81             6.74            (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.80        $(0.02)          $ 0.15           $ 0.13           $   --
Year ended 3/31/2004#.....................      11.86         (0.06)            4.00             3.94               --
Year ended 3/31/2003#.....................      14.72         (0.08)           (2.78)           (2.86)              --
Year ended 3/31/2002#.....................      14.87         (0.09)           (0.06)           (0.15)              --
Year ended 3/31/2001......................      21.62         (0.05)           (6.54)           (6.59)           (0.16)
Year ended 3/31/2000......................      14.95         (0.11)            6.82             6.71            (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.12        $(0.08)          $ 0.14           $ 0.06           $   --
Year ended 3/31/2004#.....................      11.43         (0.16)            3.85             3.69               --
Year ended 3/31/2003#.....................      14.29         (0.17)           (2.69)           (2.86)              --
Year ended 3/31/2002#.....................      14.55         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................      21.31         (0.18)           (6.42)           (6.60)           (0.16)
Year ended 3/31/2000......................      14.85         (0.24)            6.74             6.50            (0.04)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.14        $(0.08)          $ 0.14           $ 0.06           $   --
Year ended 3/31/2004#.....................      11.44         (0.17)            3.87             3.70               --
Year ended 3/31/2003#.....................      14.31         (0.17)           (2.70)           (2.87)              --
Year ended 3/31/2002#.....................      14.57         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................      21.34         (0.17)           (6.44)           (6.61)           (0.16)
Year ended 3/31/2000......................      14.86         (0.25)            6.77             6.52            (0.04)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A Shares, 1.37% for Investor A Shares and 2.12% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                        RATIO OF     RATIO OF NET                    RATIO OF
NET ASSET               NET ASSETS     OPERATING      INVESTMENT                     OPERATING
  VALUE                   END OF        EXPENSES    INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
 END OF      TOTAL        PERIOD       TO AVERAGE     TO AVERAGE      TURNOVER        AVERAGE
 PERIOD     RETURN++       (000)       NET ASSETS     NET ASSETS        RATE        NET ASSETS
-------------------------------------------------------------------------------------------------


 $16.11        0.94%     $405,562         1.09%+        (0.04)%+          --           1.12%+(c)
  15.96       33.56       371,942         1.12          (0.17)            --           1.14(b)
  11.95      (19.20)      106,436         1.17          (0.37)            --           1.17
  14.79       (0.80)       58,752         1.14          (0.39)            --           1.14
  14.91      (30.42)       80,526         1.10          (0.03)            --           1.10
  21.61       45.33       113,028         1.23(a)       (0.37)            55%###       1.23(a)

 $15.93        0.82%     $627,438         1.34%+        (0.29)%+          --           1.37%+(c)
  15.80       33.22       546,537         1.37          (0.42)            --           1.39(b)
  11.86      (19.43)      279,840         1.42          (0.62)            --           1.42
  14.72       (1.01)      217,963         1.39          (0.64)            --           1.39
  14.87      (30.63)      164,031         1.35          (0.28)            --           1.35
  21.62       45.01       175,859         1.48(a)       (0.62)            55%###       1.48(a)

 $15.18        0.40%     $187,564         2.09%+        (1.04)%+          --           2.12%+(c)
  15.12       32.28       200,270         2.12          (1.17)            --           2.14(b)
  11.43      (20.01)      137,432         2.17          (1.37)            --           2.17
  14.29       (1.79)      209,503         2.14          (1.39)            --           2.14
  14.55      (31.13)      239,621         2.10          (1.03)            --           2.10
  21.31       43.90       305,607         2.23(a)       (1.37)            55%###       2.23(a)

 $15.20        0.40%     $220,981         2.09%+        (1.04)%+          --           2.12%+(c)
  15.14       32.34       177,599         2.12          (1.17)            --           2.14(b)
  11.44      (20.06)       55,913         2.17          (1.37)            --           2.17
  14.31       (1.78)       31,886         2.14          (1.39)            --           2.14
  14.57      (31.10)       32,365         2.10          (1.03)            --           2.10
  21.34       43.93        34,785         2.23(a)       (1.37)            55%###       2.23(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
STRATEGIC GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.58        $ 0.03           $(0.24)(f)       $(0.21)         $   --
Year ended 3/31/2004#.....................       8.78          0.05             2.81             2.86           (0.06)
Year ended 3/31/2003#.....................      12.35          0.07            (3.59)           (3.52)          (0.05)
Year ended 3/31/2002#.....................      12.47          0.02            (0.12)           (0.10)          (0.02)
Year ended 3/31/2001......................      17.03         (0.01)           (4.51)           (4.52)          (0.01)
Year ended 3/31/2000#.....................      13.86         (0.02)            3.39             3.37              --
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.55        $ 0.01           $(0.24)(f)       $(0.23)         $   --
Year ended 3/31/2004#.....................       8.76          0.03             2.79             2.82           (0.03)
Year ended 3/31/2003#.....................      12.31          0.04            (3.56)           (3.52)          (0.03)
Year ended 3/31/2002#.....................      12.44         (0.01)           (0.11)           (0.12)          (0.01)
Year ended 3/31/2001......................      16.98         (0.04)           (4.47)           (4.51)             --
Period ended 3/31/2000**#.................      13.88         (0.03)            3.19             3.16              --
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.21        $(0.03)          $(0.24)(f)       $(0.27)         $   --
Year ended 3/31/2004#.....................       8.54         (0.05)            2.72             2.67              --
Year ended 3/31/2003#.....................      12.07         (0.03)           (3.50)           (3.53)          (0.00)##
Year ended 3/31/2002#.....................      12.29         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................      16.90         (0.14)           (4.44)           (4.58)             --
Period ended 3/31/2000**#.................      13.88         (0.10)            3.18             3.08              --
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.21        $(0.03)          $(0.23)(f)       $(0.26)         $   --
Year ended 3/31/2004#.....................       8.54         (0.05)            2.72             2.67              --
Year ended 3/31/2003#.....................      12.08         (0.03)           (3.51)           (3.54)             --
Year ended 3/31/2002#.....................      12.30         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................      16.92         (0.14)           (4.45)           (4.59)             --
Period ended 3/31/2000**#.................      13.88         (0.10)            3.20             3.10              --

---------------
 * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.
 + Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 **Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.
 # Per share net investment income/(loss) has been calculated using the monthly average shares method.
 ##Amount represents less than $0.01 per share.
###Amount represents results prior to conversion to a master-feeder structure on
   May 13, 2002.
 (a)
   The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)
   The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)
   The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.
 (d)
   The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A Shares, 1.18% for Investor A Shares and 1.93% each for Investor B and Investor C Shares.
 (e)
   The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.94% for Primary A Shares, 1.19% for Investor A Shares and 1.94% each for Investor B and Investor C Shares.
 (f)
   The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was less than $0.01 for Primary A, Investor A, Investor B and Investor C Shares.
 (g)
   Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been (1.80)%, (1.98)%, (2.40)% and (2.31)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS


                                                                            RATIO OF        RATIO OF NET
DISTRIBUTIONS     TOTAL        NET ASSET                  NET ASSETS       OPERATING         INVESTMENT
  FROM NET      DIVIDENDS        VALUE                      END OF          EXPENSES       INCOME/(LOSS)    PORTFOLIO
  REALIZED         AND          END OF       TOTAL          PERIOD         TO AVERAGE        TO AVERAGE     TURNOVER
    GAINS     DISTRIBUTIONS     PERIOD      RETURN++         (000)         NET ASSETS        NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------


   $   --        $   --         $11.37        (1.81)%(g)  $1,354,298          0.94%+            0.47%+         --
       --         (0.06)         11.58        32.58        1,517,644          0.93(c)           0.52           --
       --         (0.05)          8.78       (28.55)       1,393,260          0.94              0.69           15%###
       --         (0.02)         12.35        (0.83)       1,230,030          0.94(a)           0.20           71
    (0.03)        (0.04)         12.47       (26.62)       1,182,028          0.94(a)(b)       (0.09)          56
    (0.20)        (0.20)         17.03        24.63          860,124          0.97             (0.10)          23

   $   --        $   --         $11.32        (1.99)%(g)  $  218,521          1.19%+            0.22%+         --
       --         (0.03)         11.55        32.21          245,616          1.18(c)           0.27           --
       --         (0.03)          8.76       (28.61)         213,691          1.19              0.44           15%###
       --         (0.01)         12.31        (0.97)          26,742          1.19(a)          (0.05)          71
    (0.03)        (0.03)         12.44       (26.62)          11,895          1.19(a)(b)       (0.34)          56
    (0.06)        (0.06)         16.98        22.86            5,503          1.22+            (0.35)+         23

   $   --        $   --         $10.94        (2.41)%(g)  $   39,725          1.94%+           (0.53)%+        --
       --            --          11.21        31.26           44,571          1.93(c)          (0.48)          --
       --         (0.00)##        8.54       (29.23)          38,972          1.94             (0.31)          15%###
       --         (0.00)##       12.07        (1.78)           8,358          1.94(a)          (0.80)          71
    (0.03)        (0.03)         12.29       (27.16)           6,758          1.94(a)(b)       (1.09)          56
    (0.06)        (0.06)         16.90        22.29            4,934          1.97+            (1.10)+         23

   $   --        $   --         $10.95        (2.32)%(g)  $   15,673          1.94%+           (0.53)%+        --
       --            --          11.21        31.26           16,702          1.93(c)          (0.48)          --
       --            --           8.54       (29.30)          12,857          1.94             (0.31)          15%###
       --         (0.00)##       12.08        (1.78)           2,645          1.94(a)          (0.80)          71
    (0.03)        (0.03)         12.30       (27.14)           2,137          1.94(a)(b)       (1.09)          56
    (0.06)        (0.06)         16.92        22.36            1,706          1.97+            (1.10)+         23

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
DISTRIBUTIONS     OPERATING
  FROM NET       EXPENSES TO
  REALIZED         AVERAGE
    GAINS        NET ASSETS
-------------  ---------------

   $   --           0.98%+(e)
       --           0.96(d)
       --           0.94
       --           0.94(a)
    (0.03)          0.94(a)
    (0.20)          0.97

   $   --           1.23%+(e)
       --           1.21(d)
       --           1.19
       --           1.19(a)
    (0.03)          1.19(a)
    (0.06)          1.22+

   $   --           1.98%+(e)
       --           1.96(d)
       --           1.94
       --           1.94(a)
    (0.03)          1.94(a)
    (0.06)          1.97+

   $   --           1.98%+(e)
       --           1.96(d)
       --           1.94
       --           1.94(a)
    (0.03)          1.94(a)
    (0.06)          1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
FOCUSED EQUITIES*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.98         $(0.01)         $(0.26)          $(0.27)
Year ended 3/31/2004#.....................      12.81          (0.04)           4.21             4.17
Year ended 3/31/2003#.....................      15.87          (0.05)          (3.01)           (3.06)
Year ended 3/31/2002#.....................      15.37          (0.05)           0.55             0.50
Year ended 3/31/2001......................      22.59          (0.01)          (7.13)           (7.14)
Year ended 3/31/2000#.....................      16.69          (0.01)           6.14             6.13
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.79         $(0.03)         $(0.26)          $(0.29)
Year ended 3/31/2004#.....................      12.70          (0.08)           4.17             4.09
Year ended 3/31/2003#.....................      15.77          (0.08)          (2.99)           (3.07)
Year ended 3/31/2002#.....................      15.31          (0.09)           0.55             0.46
Year ended 3/31/2001......................      22.56          (0.06)          (7.11)           (7.17)
Year ended 3/31/2000#.....................      16.73          (0.03)           6.09             6.06
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.08         $(0.09)         $(0.24)          $(0.33)
Year ended 3/31/2004#.....................      12.25          (0.19)           4.02             3.83
Year ended 3/31/2003#.....................      15.33          (0.18)          (2.90)           (3.08)
Year ended 3/31/2002#.....................      15.00          (0.20)           0.53             0.33
Year ended 3/31/2001......................      22.26          (0.20)          (6.98)           (7.18)
Year ended 3/31/2000#.....................      16.62          (0.09)           5.96             5.87
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.13         $(0.09)         $(0.24)          $(0.33)
Year ended 3/31/2004#.....................      12.29          (0.19)           4.03             3.84
Year ended 3/31/2003#.....................      15.38          (0.18)          (2.91)           (3.09)
Year ended 3/31/2002#.....................      15.05          (0.20)           0.53             0.33
Year ended 3/31/2001......................      22.33          (0.20)          (7.00)           (7.20)
Year ended 3/31/2000#.....................      16.67          (0.08)           5.97             5.89

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                        RATIO OF        RATIO OF NET                   RATIO OF
DISTRIBUTIONS   NET ASSET              NET ASSETS      OPERATING         INVESTMENT                    OPERATING
  FROM NET        VALUE                  END OF         EXPENSES       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED       END OF      TOTAL       PERIOD        TO AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS        PERIOD     RETURN++     (000)         NET ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------


   $   --        $16.71       (1.59)%  $  668,545         1.09%+           (0.13)%+        --            1.12%+(c)
       --         16.98       32.55       701,306         1.09             (0.24)          --            1.12(b)
       --         12.81      (19.28)      384,706         1.12             (0.35)          --            1.12
       --         15.87        3.25       346,435         1.11             (0.33)          --            1.11
    (0.08)        15.37      (31.67)      354,798         1.09             (0.05)          --            1.09
    (0.23)        22.59       37.13       326,745         1.16(a)          (0.35)          53%###        1.16(a)

   $   --        $16.50       (1.73)%  $1,036,252         1.34%+           (0.38)%+        --            1.37%+(c)
       --         16.79       32.20     1,030,985         1.34             (0.49)          --            1.37(b)
       --         12.70      (19.47)      537,958         1.37             (0.60)          --            1.37
       --         15.77        3.00       507,590         1.36             (0.58)          --            1.36
    (0.08)        15.31      (31.80)      491,437         1.34             (0.30)          --            1.34
    (0.23)        22.56       36.62       690,166         1.41(a)          (0.60)          53%###        1.41(a)

   $   --        $15.75       (2.05)%  $  525,350         2.09%+           (1.13)%+        --            2.12%+(c)
       --         16.08       31.27       576,884         2.09             (1.24)          --            2.12(b)
       --         12.25      (20.09)      462,082         2.12             (1.35)          --            2.12
       --         15.33        2.20       679,688         2.11             (1.33)          --            2.11
    (0.08)        15.00      (32.32)      741,285         2.09             (1.05)          --            2.09
    (0.23)        22.26       35.71     1,003,840         2.16(a)          (1.35)          53%###        2.16(a)

   $   --        $15.80       (2.05)%  $  353,028         2.09%+           (1.13)%+        --            2.12%+(c)
       --         16.13       31.24       342,885         2.09             (1.24)          --            2.12(b)
       --         12.29      (20.09)      175,032         2.12             (1.35)          --            2.12
       --         15.38        2.19       188,842         2.11             (1.33)          --            2.11
    (0.08)        15.05      (32.31)      203,642         2.09             (1.05)          --            2.09
    (0.23)        22.33       35.72       247,509         2.16(a)          (1.35)          53%###        2.16(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.74        $(0.03)          $(0.47)(c)       $(0.50)
Year ended 3/31/2004#.....................       8.66         (0.05)            3.13             3.08
Year ended 3/31/2003#.....................      13.21         (0.04)           (4.51)           (4.55)
Year ended 3/31/2002#.....................      14.63         (0.05)           (1.37)           (1.42)
Year ended 3/31/2001......................      22.41         (0.03)           (4.02)           (4.05)
Year ended 3/31/2000#.....................      13.31         (0.07)            9.81             9.74
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.26        $(0.04)          $(0.45)(c)       $(0.49)
Year ended 3/31/2004#.....................       8.33         (0.07)            3.00             2.93
Year ended 3/31/2003#.....................      12.73         (0.07)           (4.33)           (4.40)
Year ended 3/31/2002#.....................      14.14         (0.09)           (1.32)           (1.41)
Year ended 3/31/2001......................      21.87         (0.09)           (3.91)           (4.00)
Year ended 3/31/2000#.....................      13.04         (0.12)            9.59             9.47
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $10.02        $(0.08)          $(0.39)(c)       $(0.47)
Year ended 3/31/2004#.....................       7.46         (0.13)            2.69             2.56
Year ended 3/31/2003#.....................      11.51         (0.12)           (3.93)           (4.05)
Year ended 3/31/2002#.....................      12.87         (0.17)           (1.19)           (1.36)
Year ended 3/31/2001......................      20.38         (0.19)           (3.59)           (3.78)
Year ended 3/31/2000#.....................      12.28         (0.22)            8.96             8.74
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $10.08        $(0.08)          $(0.40)(c)       $(0.48)
Year ended 3/31/2004#.....................       7.51         (0.13)            2.70             2.57
Year ended 3/31/2003#.....................      11.57         (0.12)           (3.94)           (4.06)
Year ended 3/31/2002#.....................      12.95         (0.17)           (1.21)           (1.38)
Year ended 3/31/2001......................      20.47         (0.17)           (3.62)           (3.79)
Year ended 3/31/2000#.....................      12.33         (0.22)            9.00             8.78

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.02 for Primary A, Investor A, Investor B and Investor C Shares.

(d)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been (4.05)%, (4.13)%, (4.48)% and (4.55)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                      ----------------
                                                        RATIO OF         RATIO OF NET                     RATIO OF
DISTRIBUTIONS   NET ASSET                 NET ASSETS    OPERATING         INVESTMENT                     OPERATING
  FROM NET        VALUE                     END OF      EXPENSES        INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
  REALIZED       END OF      TOTAL          PERIOD     TO AVERAGE         TO AVERAGE      TURNOVER        AVERAGE
    GAINS        PERIOD     RETURN++        (000)      NET ASSETS         NET ASSETS        RATE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------


   $   --        $11.24       (4.26)%(d)   $393,061       0.98%+(a)(b)      (0.56)%+         16%            0.98%+(a)
       --         11.74       35.57         461,304       0.96(a)(b)        (0.46)           65             0.96(a)
       --          8.66      (34.44)        402,987       0.97(a)(b)        (0.45)           58             0.97(a)
       --         13.21       (9.71)        547,514       0.97(a)(b)        (0.39)           39             0.97(a)
    (3.73)        14.63      (20.67)        388,152       0.98(a)           (0.27)           39             0.98(a)
    (0.64)        22.41       75.34         281,951       1.00(a)(b)        (0.45)           46             1.00(a)

   $   --        $10.77       (4.35)%(d)   $ 20,407       1.23%+(a)(b)      (0.81)%+         16%            1.23%+(a)
       --         11.26       35.17          22,673       1.21(a)(b)        (0.71)           65             1.21(a)
       --          8.33      (34.56)         18,120       1.22(a)(b)        (0.70)           58             1.22(a)
       --         12.73       (9.97)         32,138       1.22(a)(b)        (0.64)           39             1.22(a)
    (3.73)        14.14      (20.98)         16,536       1.23(a)           (0.52)           39             1.23(a)
    (0.64)        21.87       74.82          22,741       1.25(a)(b)        (0.70)           46             1.25(a)

   $   --        $ 9.55       (4.69)%(d)   $ 23,274       1.98%+(a)(b)      (1.56)%+         16%            1.98%+(a)
       --         10.02       34.32          26,662       1.96(a)(b)        (1.46)           65             1.96(a)
       --          7.46      (35.19)         21,990       1.97(a)(b)        (1.45)           58             1.97(a)
       --         11.51      (10.57)         45,368       1.97(a)(b)        (1.39)           39             1.97(a)
    (3.73)        12.87      (21.51)         44,261       1.98(a)           (1.27)           39             1.98(a)
    (0.64)        20.38       73.47          49,606       2.00(a)(b)        (1.45)           46             2.00(a)

   $   --        $ 9.60       (4.76)%(d)   $  1,521       1.98%+(a)(b)      (1.56)%+         16%            1.98%+(a)
       --         10.08       34.22           1,816       1.96(a)(b)        (1.46)           65             1.96(a)
       --          7.51      (35.09)          1,709       1.97(a)(b)        (1.45)           58             1.97(a)
       --         11.57      (10.66)          3,024       1.97(a)(b)        (1.39)           39             1.97(a)
    (3.73)        12.95      (21.46)          3,248       1.98(a)           (1.27)           39             1.98(a)
    (0.64)        20.47       73.50           2,628       2.00(a)(b)        (1.45)           46             2.00(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.80        $   --##         $(0.05)          $(0.05)
Year ended 3/31/2004#.....................       6.24         (0.03)            3.59             3.56
Year ended 3/31/2003#.....................       7.10         (0.05)           (0.81)           (0.86)
Year ended 3/31/2002#.....................       6.99         (0.05)            0.16             0.11
Period ended 3/31/2001*...................      10.00         (0.03)           (2.98)           (3.01)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.70        $(0.02)          $(0.04)          $(0.06)
Year ended 3/31/2004#.....................       6.19         (0.05)            3.56             3.51
Year ended 3/31/2003#.....................       7.06         (0.07)           (0.80)           (0.87)
Year ended 3/31/2002#.....................       6.97         (0.07)            0.16             0.09
Period ended 3/31/2001*...................      10.00         (0.06)           (2.97)           (3.03)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.42        $(0.05)          $(0.05)          $(0.10)
Year ended 3/31/2004#.....................       6.05         (0.13)            3.50             3.37
Year ended 3/31/2003#.....................       6.96         (0.12)           (0.79)           (0.91)
Year ended 3/31/2002#.....................       6.92         (0.12)            0.16             0.04
Period ended 3/31/2001*...................      10.00         (0.11)           (2.97)           (3.08)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.42        $(0.05)          $(0.05)          $(0.10)
Year ended 3/31/2004#.....................       6.05         (0.13)            3.50             3.37
Year ended 3/31/2003#.....................       6.96         (0.12)           (0.79)           (0.91)
Year ended 3/31/2002#.....................       6.92         (0.12)            0.16             0.04
Period ended 3/31/2001*...................      10.00         (0.11)           (2.97)           (3.08)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 **Reflects overall Fund ratios for investment income.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

                                                                                      WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                      ----------------
                                        RATIO OF        RATIO OF NET                      RATIO OF
NET ASSET              NET ASSETS      OPERATING         INVESTMENT                      OPERATING
  VALUE                  END OF         EXPENSES        INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD        TO AVERAGE        TO AVERAGE       TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)         NET ASSETS        NET ASSETS         RATE         NET ASSETS
------------------------------------------------------------------------------------------------------


  $9.75       (0.51)%   $62,651           1.19%+(a)         (0.07)%+          74%           1.19%+(a)
   9.80       57.05      37,027           1.24(a)(b)        (0.34)           204            1.24(a)
   6.24      (12.11)      3,543           1.45(a)(b)        (0.81)           308            1.46(a)
   7.10        1.57       3,356           1.37(a)           (0.72)           419            1.37(a)
   6.99      (30.10)      5,686           1.35+             (0.41)+          426            1.35+

  $9.64       (0.62)%   $62,672           1.44%+(a)         (0.32)%+          74%           1.44%+(a)
   9.70       56.70      48,630           1.49(a)(b)        (0.59)**         204            1.49(a)
   6.19      (12.32)     10,853           1.70(a)(b)        (1.06)           308            1.71(a)
   7.06        1.29      14,741           1.62(a)           (0.97)           419            1.62(a)
   6.97      (30.30)     19,644           1.60+             (0.66)+          426            1.60+

  $9.32       (1.06)%   $47,711           2.19%+(a)         (1.07)%+          74%           2.19%+(a)
   9.42       55.70      48,277           2.24(a)(b)        (1.34)**         204            2.24(a)
   6.05      (13.07)     29,562           2.45(a)(b)        (1.81)           308            2.46(a)
   6.96        0.58      43,187           2.37(a)           (1.72)           419            2.37(a)
   6.92      (30.80)     50,404           2.35+             (1.41)+          426            2.35+

  $9.32       (1.06)%   $17,989           2.19%+(a)         (1.07)%+          74%           2.19%+(a)
   9.42       55.70      14,700           2.24(a)(b)        (1.34)**         204            2.24(a)
   6.05      (13.07)      3,517           2.45(a)(b)        (1.81)           308            2.46(a)
   6.96        0.58       4,660           2.37(a)           (1.72)           419            2.37(a)
   6.92      (30.80)      6,557           2.35+             (1.41)+          426            2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
SMALL COMPANY*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.35        $(0.06)          $(0.86)          $(0.92)
Year ended 3/31/2004#.....................      10.14         (0.10)            5.31             5.21
Year ended 3/31/2003#.....................      15.07         (0.07)           (4.86)           (4.93)
Year ended 3/31/2002#.....................      13.69         (0.07)            1.45             1.38
Year ended 3/31/2001......................      22.66         (0.10)           (6.67)           (6.77)
Year ended 3/31/2000#.....................      11.50         (0.10)           11.29            11.19
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.04        $(0.07)          $(0.85)          $(0.92)
Year ended 3/31/2004#.....................       9.96         (0.13)            5.21             5.08
Year ended 3/31/2003#.....................      14.84         (0.10)           (4.78)           (4.88)
Year ended 3/31/2002#.....................      13.52         (0.10)            1.42             1.32
Year ended 3/31/2001......................      22.44         (0.14)           (6.58)           (6.72)
Year ended 3/31/2000#.....................      11.43         (0.15)           11.19            11.04
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $14.22        $(0.12)          $(0.79)          $(0.91)
Year ended 3/31/2004#.....................       9.49         (0.22)            4.95             4.73
Year ended 3/31/2003#.....................      14.25         (0.18)           (4.58)           (4.76)
Year ended 3/31/2002#.....................      13.08         (0.20)            1.37             1.17
Year ended 3/31/2001......................      21.94         (0.23)           (6.43)           (6.66)
Year ended 3/31/2000#.....................      11.23         (0.25)           10.99            10.74
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $14.42        $(0.12)          $(0.81)          $(0.93)
Year ended 3/31/2004#.....................       9.62         (0.22)            5.02             4.80
Year ended 3/31/2003#.....................      14.45         (0.18)           (4.65)           (4.83)
Year ended 3/31/2002#.....................      13.26         (0.20)            1.39             1.19
Year ended 3/31/2001......................      22.21         (0.25)           (6.50)           (6.75)
Year ended 3/31/2000#.....................      11.38         (0.23)           11.09            10.86

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Small Company Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A Shares, 1.40% for Investor A Shares and 2.15% each for Investor B and Investor C Shares.

 (d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Primary A Shares, 1.47% for Investor A Shares and 2.22% each for Investor B and Investor C Shares.

 (e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.23% for Primary A Shares, 1.48% for Investor A Shares and 2.23% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                                                          AND/OR EXPENSE
                                                                                                          REIMBURSEMENTS
                                                                                                          ---------------
                                                               RATIO OF       RATIO OF NET                   RATIO OF
DISTRIBUTIONS     NET ASSET                 NET ASSETS        OPERATING        INVESTMENT                    OPERATING
  FROM NET          VALUE                     END OF           EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED         END OF        TOTAL        PERIOD          TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
    GAINS          PERIOD       RETURN++       (000)          NET ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------


   $   --          $14.43         (5.99)%    $422,368            1.15%+          (0.78)%+        --         1.27%+(e)
       --           15.35         51.38       509,419            1.13(b)(c)      (0.75)          40###      1.25(d)
       --           10.14        (32.71)      410,198            1.15(a)(b)      (0.61)          44         1.23(a)
       --           15.07         10.08       572,820            1.15(a)(b)      (0.48)          35         1.21(a)
    (2.20)          13.69        (31.86)      477,246            1.15(a)(b)      (0.52)          48         1.20(a)
    (0.03)          22.66         97.46       647,825            1.13(a)(b)      (0.65)          63         1.22(a)

   $   --          $14.12         (6.12)%    $131,751            1.40%+          (1.03)%+        --         1.52%+(e)
       --           15.04         51.00       212,854            1.38(b)(c)      (1.00)          40###      1.50(d)
       --            9.96        (32.88)      128,620            1.40(a)(b)      (0.86)          44         1.48(a)
       --           14.84          9.76       157,759            1.40(a)(b)      (0.73)          35         1.46(a)
    (2.20)          13.52        (31.96)      146,457            1.40(a)(b)      (0.77)          48         1.45(a)
    (0.03)          22.44         96.91       245,425            1.38(a)(b)      (0.90)          63         1.47(a)

   $   --          $13.31         (6.40)%    $ 16,750            2.15%+          (1.78)%+        --         2.27%+(e)
       --           14.22         49.84        19,367            2.13(b)(c)      (1.75)          40###      2.25(d)
       --            9.49        (33.40)       12,567            2.15(a)(b)      (1.61)          44         2.23(a)
       --           14.25          8.94        17,484            2.15(a)(b)      (1.48)          35         2.21(a)
    (2.20)          13.08        (32.45)       11,744            2.15(a)(b)      (1.52)          48         2.20(a)
    (0.03)          21.94         95.79        13,839            2.13(a)(b)      (1.65)          63         2.22(a)

   $   --          $13.49         (6.45)%    $  4,074            2.15%+          (1.78)%+        --         2.27%+(e)
       --           14.42         49.90         5,454            2.13(b)(c)      (1.75)          40###      2.25(d)
       --            9.62        (33.43)        3,644            2.15(a)(b)      (1.61)          44         2.23(a)
       --           14.45          8.97         3,871            2.15(a)(b)      (1.48)          35         2.21(a)
    (2.20)          13.26        (32.46)        2,813            2.15(a)(b)      (1.52)          48         2.20(a)
    (0.03)          22.21         95.76         3,588            2.13(a)(b)      (1.65)          63         2.22(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to certain domestic stock portfolios of Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Value Fund, MidCap Value Fund, SmallCap Value Fund, Growth Fund, Strategic Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund and Small Company Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth Fund, Strategic Growth Fund, Focused Equities Fund and Small Company Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth Master Portfolio, Strategic Growth Master Portfolio, Focused Equities Master Portfolio and Small Company Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (95.5% for Growth Master Portfolio, 98.6% for Strategic Growth Master Portfolio, 99.0% for Focused Equities Master Portfolio and 96.9% for Small Company Master Portfolio at September 30, 2004). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

SmallCap Value Fund and 21st Century Fund operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in SmallCap Value Master Portfolio and 21st Century Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the SmallCap Value Master Portfolio and 21st Century Master Portfolio as of and for the six months ended September 30, 2004 represented substantially all of the beneficial interests in the SmallCap Value Master Portfolio and 21st Century Master Portfolio, the financial statements for the SmallCap Value Fund and 21st Century Fund reflect the consolidation of the SmallCap Value Master Portfolio and 21st Century Master Portfolio. Separate financial statements for the SmallCap Value Master Portfolio and 21st Century Master Portfolio have not been prepared and references in this report to SmallCap Value Fund and 21st Century Fund should be read to include references to the corresponding Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Funds' investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gains/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. At September 30, 2004, the Funds had no swap contracts outstanding.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Asset Allocation Fund had dollar rolls outstanding as of September 30, 2004, which are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, Value and MidCap Value Funds. SmallCap Value, Growth, Strategic Growth, Focused Equities, MidCap Growth, 21st Century and Small Company Funds declare and pay distributions annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund and Master Portfolio:

                                                                ANNUAL RATE
                                                                -----------
Asset Allocation............................................       0.60%
Convertible Securities, Value, MidCap Value, MidCap
  Growth....................................................       0.65%
21st Century................................................       0.75%
SmallCap Value..............................................       0.90%

The Growth, Strategic Growth, Focused Equities and Small Company Feeder Funds indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Asset Allocation Fund which pays a monthly fee at the maximum annual rate of 0.22% of its average daily net assets and Strategic Growth and Small Company Funds, which pay a monthly fee at the maximum annual rate of 0.18% of their average daily net assets and Growth and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned 0.12% (annualized) of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30,

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                                SUB-TRANSFER
                                                                 AGENT FEE
FUND                                                               (000)
----------------------------------------------------------------------------
Convertible Securities......................................        $15
Asset Allocation............................................         --*
Value.......................................................         12
MidCap Value................................................          7
SmallCap Value..............................................          2
Growth......................................................          6
Strategic Growth............................................         23
Focused Equities............................................          6
MidCap Growth...............................................          6
21st Century................................................          1
Small Company...............................................          7

---------------

 *Amount represents less than $500.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributor received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Convertible Securities......................................      $206           $12           $153          $ 5
Asset Allocation............................................        14            --             22           --*
Value.......................................................        57            --             61            5
MidCap Value................................................        10            --              4           --*
SmallCap Value..............................................         6            --              2           --*
Growth......................................................       248             1            133            7
Strategic Growth............................................        38            --             38           --*
Focused Equities............................................       353             2            463           23
MidCap Growth...............................................        10            --             19           --*
21st Century................................................       173            --*            50            2
Small Company...............................................        21            --             19            1

---------------

 *Amount represents less than $500.

For the six months ended September 30, 2004, the following Funds paid brokerage commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions:

FUND                                                            COMMISSIONS
---------------------------------------------------------------------------
Value.......................................................      $7,915
MidCap Value................................................       4,670

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds." BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Convertible Securities......................................         $ 7                   $3
Asset Allocation............................................          10                    5
Value.......................................................          15                    8
MidCap Value................................................           5                    3
SmallCap Value..............................................           3                    1
MidCap Growth...............................................           4                    2
21st Century................................................           5                    2

Asset Allocation Fund has invested in the High Yield Portfolio, a portfolio of the Master Investment Trust. The income earned by the Fund from such investment is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. For the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
Asset Allocation............................................   0.10%
Value.......................................................   0.05%

BACAP Distributors may, from time to time, reduce its fees payable by each Fund. For the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.10% of its administration fee for the Value Fund as a percentage of the Funds' average daily net assets.

In addition, during the six months ended September 30, 2004 and until July 31, 2005, BACAP and/or BACAP Distributors has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
MidCap Value................................................   1.25%
SmallCap Value..............................................   1.30%
Small Company...............................................   1.15%

BACAP and/or BACAP Distributors is entitled to recover from MidCap Value Fund, SmallCap Value Fund and Small Company Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                                                             POTENTIAL         POTENTIAL           POTENTIAL           AMOUNT
                                                             AMOUNT TO         AMOUNT TO            AMOUNT            RECOVERED
                                                              RECOVER           RECOVER        TO RECOVER WITHIN    DURING PERIOD
                                                           WITHIN 3 YEARS    WITHIN 3 YEARS         2 YEARS             ENDED
FUND                                                       AS OF 9/30/04     AS OF 3/31/04       AS OF 3/31/04         9/30/04
---------------------------------------------------------------------------------------------------------------------------------
MidCap Value.............................................     $     --          $     --           $     --             $--
SmallCap Value...........................................       19,314            60,263            117,740              --
Small Company............................................      268,940           531,292            405,127              --

For the six months ended September 30, 2004, expenses of the Funds were reduced by $2,261 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

During the six months ended September 30, 2004, BACAP ascertained that it had caused several Funds to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Funds. During the six months ended September 30, 2004, BACAP reimbursed each Fund for all losses incurred resulting from the sale of securities required to bring the Funds within their investment limits. The amount of the reimbursements are as follows:

Asset Allocation............................................  $  118,420
MidCap Value................................................  $  897,931*
Strategic Growth............................................  $  181,227

---------------

 *Includes capital contribution from investment advisor of $402,826. See schedules of capital stock activity.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Convertible Securities......................................  $309,376     $353,094
Asset Allocation............................................    21,245       27,624
Value.......................................................   402,315      358,911
MidCap Value................................................   135,853      134,552
SmallCap Value..............................................    59,082       52,810
MidCap Growth...............................................    73,462      130,550
21st Century................................................   161,985      122,374

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              --------------------
Asset Allocation............................................   $95,896     $97,636

6.  FUTURES CONTRACTS

At September 30, 2004, the Asset Allocation Fund had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 20 year Treasury Bond Futures (long position)
  expiring December 2004(a)...............................        23            $ 2,527             $ 2,581             $ 54
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)........................................        10              1,102               1,108                6
U.S. 10 year Treasury Note Futures (short position)
  expiring December 2004(a)...............................       (16)            (1,784)             (1,802)             (18)
                                                                                                                        ----
  Total net unrealized appreciation.......................                                                              $ 42
                                                                                                                        ====

---------------

(a)Securities have been segregated as collateral for open futures contracts.

7.  WRITTEN OPTIONS

Written options for the Asset Allocation Fund for the six months ended September 30, 2004 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS*     (000)
------------------------------------------------------------------------------------
Outstanding at March 31, 2004...............................       --          $ --
Contracts opened............................................     0.10             1
Options expired.............................................    (0.10)           (1)
                                                                -----          ----
Outstanding at September 30, 2004...........................       --            --
                                                                =====          ====

---------------

 *1 contract = $1,000,000 notional amount.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2004, the 21st Century Fund had the following forward foreign currency contracts outstanding:

                                                                                                                     UNREALIZED
                                                      VALUE OF CONTRACT    VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                         WHEN OPENED          WHEN OPENED          CONTRACT        (DEPRECIATION)
                                    LOCAL             (LOCAL CURRENCY)       (US DOLLARS)        (US DOLLARS)       (US DOLLARS)
DESCRIPTION                        CURRENCY                 (000)                (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY FUND:
CONTRACTS TO BUY
Expiring December 15,
  2004....................  British Pound Sterling          1,005               $ 1,799             $ 1,808            $   9
Expiring December 15,
  2004....................           Euro                   1,464                 1,783               1,818               35
                                                                                                                       -----
Net unrealized
  appreciation............                                                                                                44
                                                                                                                       -----
CONTRACTS TO SELL:
Expiring December 15,
  2004....................  British Pound Sterling         (1,379)               (2,432)             (2,495)             (63)
Expiring December 15,
  2004....................  British Pound Sterling            (95)                 (169)               (172)              (3)
Expiring December 15,
  2004....................  British Pound Sterling           (471)                 (844)               (847)              (3)
Expiring December 15,
  2004....................           Euro                  (1,464)               (1,776)             (1,818)             (42)
                                                                                                                       -----
Net unrealized
  depreciation............                                                                                              (111)
                                                                                                                       -----
Total net unrealized
  depreciation............                                                                                             $ (67)
                                                                                                                       =====

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Convertible Securities......................................      $201          1.52%
Asset Allocation............................................         1          1.50
MidCap Value................................................        72          1.50
SmallCap Value..............................................        64          1.49
MidCap Growth...............................................        28          1.85

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations.

At September 30, 2004, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Convertible Securities......................................      $239,311           $246,132
Asset Allocation............................................           300                311
Value.......................................................            27                 28
SmallCap Value..............................................         4,969              5,146
MidCap Growth...............................................         7,482              7,829
21st Century................................................         4,530              4,550

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                              NET TAX UNREALIZED
                                                                                             NET TAX            APPRECIATION/
                                           COST OF                                         UNREALIZED         (DEPRECIATION) ON
                                         INVESTMENTS     GROSS TAX       GROSS TAX        APPRECIATION/        DERIVATIVES AND
                                           FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION) ON    FOREIGN CURRENCY AND
                                          PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS         NET OTHER ASSETS
FUND                                        (000)          (000)           (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities.................  $1,627,556       $161,240        $(21,897)         $139,343                 $ --
Asset Allocation.......................     174,636         29,618          (2,581)           27,037                   42
Value..................................   1,284,122        215,733         (19,607)          196,126                   --
MidCap Value...........................     431,583        100,522          (7,933)           92,589                   --
SmallCap Value.........................     147,679         34,118          (2,639)           31,479                   --
Growth.................................        N/A*           N/A*            N/A*           288,267                   --
Strategic Growth.......................        N/A*           N/A*            N/A*           (42,276)                  --
Focused Equities.......................        N/A*           N/A*            N/A*           524,381                   --
MidCap Growth..........................     356,216        111,676         (20,613)           91,063                   --
21st Century...........................     177,620         25,332          (4,354)           20,978                  (67)
Small Company..........................        N/A*           N/A*            N/A*           122,420                   --

---------------
 *See corresponding Master Portfolio for tax basis information.

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                        EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                           2008           2009           2010           2011           2012
FUND                                                       (000)          (000)          (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
Convertible Securities................................    $   --        $     --       $     --       $ 10,028        $    --
Asset Allocation......................................        --              --         16,103         18,585         11,287
Value.................................................        --              --          2,492*        51,361*         4,929
Growth................................................     5,918*         13,630*       122,629*        61,904             --
Strategic Growth......................................        --         110,199*       117,796        227,643         95,640
Focused Equities......................................        --          11,303        375,725        145,695             --
MidCap Growth.........................................        --              --         24,893        142,174         65,015
21st Century..........................................        --              --         22,083          1,800             --
Small Company.........................................        --              --         38,429         48,702          5,321

---------------
 *Utilization of these losses in future years may be limited under Federal tax laws.

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                              CAPITAL LOSSES
                                                                 UTILIZED
FUND                                                              (000)
----------------------------------------------------------------------------
Convertible Securities......................................     $ 94,182
MidCap Value................................................       13,202
SmallCap Value..............................................        3,034
Growth......................................................       40,374
Focused Equities............................................      101,306
21st Century................................................       14,911

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                              CAPITAL LOSSES    CURRENCY LOSSES
                                                                 DEFERRED          DEFERRED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Growth......................................................      $   --            $  213
Focused Equities............................................          --             1,217
21st Century................................................          --               339
Strategic Growth............................................       2,119                --

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

13.  REORGANIZATIONS

FUND REORGANIZATION

On July 18, 2003, Value Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Classic Value Fund and LargeCap Value Fund (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                        TOTAL NET ASSETS         ACQUIRED FUND
                                 TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                 OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND         (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------
Value           Classic Value        $367,675           $675,324           $1,042,999               $(50,233)
Value           LargeCap Value        109,570            675,324              784,894                  7,896

FUND REORGANIZATION

On January 23, 2004, Growth Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Capital Growth Fund ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/ (depreciation) as of the reorganization date were as follows:

                                                                        TOTAL NET ASSETS         ACQUIRED FUND
                                 TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                 OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND         (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------
Growth          Capital Growth       $160,790          $1,083,815          $1,244,605               $41,595

14.  SUBSEQUENT EVENT

During the six months ended September 30, 2004, BACAP ascertained that it had caused several Funds to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Funds. Subsequent to September 30, 2004, BACAP reimbursed advisory fees on assets invested in securities in excess of their investment limitations. The amount of the reimbursements are as follows:

Asset Allocation............................................  $ 1,335
MidCap Value................................................  $ 1,511
Strategic Growth............................................  $92,939
MidCap Growth...............................................  $60,671

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


On August 26, 2004, the Board of Trustees of Nations Funds Trust approved the addition of an investment sub-adviser to the MidCap Growth Fund. Effective November 2, 2004, Marsico will become the sub-adviser to the MidCap Growth Fund and the Fund will change its name to Marsico MidCap Growth Fund.

15.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Small Company Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)
The following pages should be read in conjunction with Nations Marsico Growth, Nations Strategic Growth, Nations Marsico Equities and Nations Small Company Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.6%
            AEROSPACE AND DEFENSE -- 1.4%
  210,244   General Dynamics Corporation..................................   $   21,466
                                                                             ----------
            APPAREL AND TEXTILES -- 2.1%
  405,305   Nike, Inc., Class B...........................................       31,938
                                                                             ----------
            BEVERAGES -- 0.8%
  256,973   PepsiCo, Inc. ................................................       12,502
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.4%
  163,475   Monsanto Company..............................................        5,954
                                                                             ----------
            COMMERCIAL BANKING -- 3.6%
1,237,765   Citigroup Inc. ...............................................       54,610
                                                                             ----------
            COMMERCIAL SERVICES -- 3.0%
  490,805   eBay Inc.!!...................................................       45,125
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
1,167,812   Dell Inc.!!...................................................       41,574
                                                                             ----------
            CONGLOMERATES -- 1.7%
  848,200   Tyco International Ltd. ......................................       26,006
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 3.7%
1,427,908   Countrywide Financial Corporation.............................       56,245
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.8%
  798,564   Wal-Mart Stores, Inc. ........................................       42,484
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 2.2%
   81,550   Samsung Electronics Company, Ltd. ............................       32,436
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 6.1%
2,138,673   General Electric Company......................................       71,816
  559,918   Honeywell International Inc. .................................       20,079
                                                                             ----------
                                                                                 91,895
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 4.1%
1,346,121   SLM Corporation...............................................       60,037
   62,642   UCBH Holdings Inc. ...........................................        2,447
                                                                             ----------
                                                                                 62,484
                                                                             ----------
            FOOD AND DRUG STORES -- 0.9%
  327,391   CVS Corporation...............................................       13,793
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 7.1%
  221,172   Quest Diagnostics Inc. .......................................   $   19,512
1,174,307   UnitedHealth Group Inc. ......................................       86,594
                                                                             ----------
                                                                                106,106
                                                                             ----------
            HEAVY MACHINERY -- 3.2%
  593,268   Caterpillar Inc. .............................................       47,728
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.7%
  744,918   Procter & Gamble Company......................................       40,315
                                                                             ----------
            HOUSING AND FURNISHING -- 2.6%
  500,940   Lennar Corporation, Class A...................................       23,845
   34,616   Lennar Corporation, Class B...................................        1,516
  198,819   M.D.C. Holdings, Inc. ........................................       14,534
                                                                             ----------
                                                                                 39,895
                                                                             ----------
            INVESTMENT SERVICES -- 3.8%
  265,292   Goldman Sachs Group, Inc. ....................................       24,736
  662,038   Merrill Lynch & Company, Inc. ................................       32,916
                                                                             ----------
                                                                                 57,652
                                                                             ----------
            LODGING AND RECREATION -- 4.7%
   87,026   Brunswick Corporation.........................................        3,982
  208,909   Four Seasons Hotels Inc. .....................................       13,391
  223,742   Mandalay Resort Group.........................................       15,360
   37,713   MGM Mirage Inc. ..............................................        1,872
  691,480   Wynn Resorts, Ltd.!!..........................................       35,743
                                                                             ----------
                                                                                 70,348
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 7.0%
1,041,788   Boston Scientific Corporation!!...............................       41,390
  534,922   Medtronic, Inc. ..............................................       27,762
  125,950   St. Jude Medical, Inc.!!......................................        9,480
   74,346   Wright Medical Group, Inc.!!..................................        1,868
  312,469   Zimmer Holdings, Inc.!!.......................................       24,698
                                                                             ----------
                                                                                105,198
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 6.0%
  773,535   Motorola, Inc. ...............................................       13,955
1,961,778   QUALCOMM Inc. ................................................       76,587
                                                                             ----------
                                                                                 90,542
                                                                             ----------
            PHARMACEUTICALS -- 4.6%
1,328,552   Genentech, Inc.!!.............................................       69,643
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 3.0%
  532,104   FedEx Corporation.............................................       45,596
                                                                             ----------
            RECREATION -- 1.6%
  536,954   Royal Caribbean Cruises Ltd. .................................       23,411
                                                                             ----------
            RESTAURANTS -- 0.4%
  117,565   Starbucks Corporation!!.......................................        5,345
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- 5.0%
  757,178   Electronic Arts Inc.!!........................................   $   34,823
1,485,369   Microsoft Corporation.........................................       41,070
                                                                             ----------
                                                                                 75,893
                                                                             ----------
            SPECIALTY STORES -- 5.1%
  365,701   Bed Bath & Beyond Inc.!!......................................       13,571
  761,111   Lowe's Companies, Inc. .......................................       41,366
  737,506   Tiffany & Company.............................................       22,671
                                                                             ----------
                                                                                 77,608
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.2%
  465,575   Verizon Communications Inc. ..................................       18,334
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,142,619)...........................................    1,412,126
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 3.2%
            LODGING AND RECREATION -- 3.2%
              (Cost $19,629)
$  20,000   Wynn Resorts, Ltd.
              6.000% 07/15/15@............................................       48,150
                                                                             ----------
            AFFILIATED INVESTMENT COMPANIES -- 2.2%
              (Cost $32,460)
   32,460   Nations Cash Reserves, Capital Class Shares#..................   $   32,460
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,194,708*)................................      99.0%   1,492,736
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................       1.0%      15,220
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,507,956
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $298,028 on investment securities was comprised of gross appreciation of $318,898 and depreciation of $20,870 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $1,194,708.

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.8%
            AEROSPACE AND DEFENSE -- 2.5%
  162,400   Northrop Grumman Corporation..................................   $    8,661
  352,500   United Technologies Corporation...............................       32,916
                                                                             ----------
                                                                                 41,577
                                                                             ----------
            AUTOMOTIVE -- 1.3%
  216,400   Eaton Corporation.............................................       13,722
  147,125   Johnson Controls, Inc. .......................................        8,358
                                                                             ----------
                                                                                 22,080
                                                                             ----------
            BEVERAGES -- 4.2%
  822,327   Coca-Cola Company.............................................       32,934
  765,220   PepsiCo, Inc. ................................................       37,228
                                                                             ----------
                                                                                 70,162
                                                                             ----------
            BROADCASTING AND CABLE -- 1.2%
  594,375   Viacom Inc., Class B..........................................       19,947
                                                                             ----------
            COMMERCIAL BANKING -- 7.5%
  636,700   Citigroup Inc. ...............................................       28,091
   85,000   M&T Bank Corporation(a).......................................        8,135
  328,625   National City Corporation.....................................       12,691
  122,700   SunTrust Banks, Inc. .........................................        8,639
  591,125   Wachovia Corporation..........................................       27,753
  492,600   Wells Fargo & Company.........................................       29,375
  135,850   Zions Bancorporation..........................................        8,292
                                                                             ----------
                                                                                122,976
                                                                             ----------
            COMMERCIAL SERVICES -- 2.0%
  936,000   Cendant Corporation...........................................       20,218
  290,000   Manpower Inc. ................................................       12,902
                                                                             ----------
                                                                                 33,120
                                                                             ----------
            COMPUTER SERVICES -- 1.5%
  941,825   Accenture Ltd.!!..............................................       25,476
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  351,350   Lexmark International, Inc.!!.................................       29,517
                                                                             ----------
            CONGLOMERATES -- 0.5%
  130,100   Textron, Inc. ................................................        8,362
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.5%
1,011,499   MBNA Corporation..............................................       25,490
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 4.0%
  815,100   Costco Wholesale Corporation..................................       33,875
  425,900   J.C. Penney Company, Inc. ....................................       15,026
  334,150   Wal-Mart Stores, Inc. ........................................       17,777
                                                                             ----------
                                                                                 66,678
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.7%
  823,973   General Electric Company......................................       27,669
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- 1.8%
  373,750   American Electric Power Company, Inc. ........................   $   11,945
  572,400   PG & E Corporation!!..........................................       17,401
                                                                             ----------
                                                                                 29,346
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.7%
  177,900   EOG Resources, Inc. ..........................................       11,715
                                                                             ----------
            HEALTH SERVICES -- 1.2%
  273,825   UnitedHealth Group Inc. ......................................       20,192
                                                                             ----------
            HEAVY MACHINERY -- 1.0%
  236,525   PACCAR, Inc. .................................................       16,349
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.9%
  242,850   Colgate-Palmolive Company.....................................       10,972
  690,025   Procter & Gamble Company......................................       37,344
                                                                             ----------
                                                                                 48,316
                                                                             ----------
            HOUSING AND FURNISHING -- 1.5%
  174,975   Lennar Corporation, Class A...................................        8,329
  469,600   Masco Corporation.............................................       16,215
                                                                             ----------
                                                                                 24,544
                                                                             ----------
            INSURANCE -- 6.3%
  416,619   ACE Ltd. .....................................................       16,690
  205,700   AFLAC, Inc. ..................................................        8,065
  229,775   American International Group, Inc. ...........................       15,622
  823,675   Genworth Financial Inc., Class A..............................       19,192
  397,975   Hartford Financial Services Group, Inc. ......................       24,647
  453,200   MetLife, Inc. ................................................       17,516
                                                                             ----------
                                                                                101,732
                                                                             ----------
            INTEGRATED OIL -- 6.9%
  478,650   Apache Corporation............................................       23,985
  376,300   BP Amoco plc, ADR.............................................       21,649
  482,618   ChevronTexaco Corporation.....................................       25,888
  843,140   Exxon Mobil Corporation.......................................       40,748
                                                                             ----------
                                                                                112,270
                                                                             ----------
            INVESTMENT SERVICES -- 4.3%
1,402,075   E*TRADE Group, Inc.!!.........................................       16,012
  176,750   Goldman Sachs Group, Inc. ....................................       16,480
  586,238   J.P. Morgan Chase & Company...................................       23,291
  314,236   Merrill Lynch & Company, Inc. ................................       15,624
                                                                             ----------
                                                                                 71,407
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.8%
  429,725   Abbott Laboratories...........................................       18,204
  124,175   Bausch & Lomb Inc. ...........................................        8,251
  223,900   Boston Scientific Corporation!!...............................        8,896
  126,650   Invitrogen Corporation!!......................................        6,964
  302,675   Johnson & Johnson.............................................       17,050
  229,410   Medtronic, Inc. ..............................................       11,906
  236,100   Varian Medical Systems, Inc.!!................................        8,162
                                                                             ----------
                                                                                 79,433
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 1.9%
  252,200   Arch Coal, Inc. ..............................................   $    8,951
  585,372   Companhia Vale do Rio Doce, ADR...............................       13,153
  162,200   Peabody Energy Corporation....................................        9,651
                                                                             ----------
                                                                                 31,755
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 1.0%
  475,700   Sempra Energy.................................................       17,216
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.9%
  614,550   Avaya Inc.!!..................................................        8,567
1,236,625   Cisco Systems, Inc.!!.........................................       22,383
                                                                             ----------
                                                                                 30,950
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.6%
  253,400   Boise Cascade Corporation.....................................        8,433
  546,675   Meadwestvaco Corporation......................................       17,439
                                                                             ----------
                                                                                 25,872
                                                                             ----------
            PHARMACEUTICALS -- 7.6%
  189,975   Allergan, Inc. ...............................................       13,783
  415,525   Caremark Rx, Inc.!!...........................................       13,326
  181,600   Genentech, Inc.!!.............................................        9,519
  465,000   Merck & Company, Inc. ........................................       15,345
1,953,495   Pfizer Inc. ..................................................       59,777
  480,201   Teva Pharmaceutical Industries Ltd., ADR......................       12,461
                                                                             ----------
                                                                                124,211
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.8%
  174,800   McGraw-Hill Companies, Inc. ..................................       13,930
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.1%
  453,425   United Parcel Service, Inc., Class B..........................       34,424
                                                                             ----------
            RESTAURANTS -- 1.6%
  304,875   McDonald's Corporation........................................        8,546
  427,825   Yum! Brands, Inc. ............................................       17,395
                                                                             ----------
                                                                                 25,941
                                                                             ----------
            SEMICONDUCTORS -- 4.3%
  601,100   Agilent Technologies, Inc.!!..................................       12,965
  288,625   Analog Devices, Inc. .........................................       11,193
  595,775   ASML Holding N.V.!!...........................................        7,668
  225,700   KLA-Tencor Corporation!!......................................        9,362
  404,400   Marvell Technology Group Ltd.!!...............................       10,567
  188,300   Maxim Integrated Products, Inc. ..............................        7,963
1,700,000   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........       12,138
                                                                             ----------
                                                                                 71,856
                                                                             ----------
            SOFTWARE -- 6.1%
2,552,005   Microsoft Corporation.........................................       70,563
  386,200   Symantec Corporation!!........................................       21,195
  473,225   VERITAS Software Corporation!!................................        8,423
                                                                             ----------
                                                                                100,181
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SPECIALTY STORES -- 3.9%
  259,575   Best Buy Company, Inc. .......................................   $   14,079
  570,854   Home Depot, Inc. .............................................       22,378
  668,750   Limited Brands................................................       14,906
  456,275   Staples, Inc. ................................................       13,606
                                                                             ----------
                                                                                 64,969
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.9%
  226,300   ALLTEL Corporation............................................       12,426
  462,500   BellSouth Corporation.........................................       12,543
  447,225   CenturyTel, Inc. .............................................       15,313
  960,400   Liberty Media Corporation!!...................................        8,375
  630,250   SBC Communications Inc. ......................................       16,355
                                                                             ----------
                                                                                 65,012
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,456,829)...........................................    1,614,675
                                                                             ----------
            PREFERRED STOCKS -- 1.0%
            MEDIA -- 1.0%
              (Cost $18,080)
  550,600   The News Corporation Ltd., ADR................................       17,250
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.4%
              (Cost $6,923)
    6,923   Nations Cash Reserves, Capital Class Shares#..................        6,923
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,481,832*)................................      99.2%   1,638,848
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................       0.8%      13,482
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,652,330
                                                                             ==========

---------------

 *Federal Income Tax Information: Net unrealized appreciation of
  $157,016 on investment securities was comprised of gross appreciation of $201,983 and gross depreciation of $44,967 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,481,832.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $252.

(a)
  All or portion of security was on loan September 30, 2004. The aggregate cost and market value of securities on loan September 30, 2004 is $250 and $249, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.2%
            APPAREL AND TEXTILES -- 2.3%
  773,999   Nike, Inc., Class B...........................................   $   60,991
                                                                             ----------
            BEVERAGES -- 0.8%
  444,339   PepsiCo, Inc. ................................................       21,617
                                                                             ----------
            COMMERCIAL BANKING -- 4.3%
2,520,335   Citigroup Inc. ...............................................      111,197
                                                                             ----------
            COMMERCIAL SERVICES -- 3.4%
  976,592   eBay Inc.!!...................................................       89,788
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.0%
2,225,263   Dell Inc.!!...................................................       79,219
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 5.3%
3,536,944   Countrywide Financial Corporation.............................      139,320
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 1.8%
  900,232   Wal-Mart Stores, Inc. ........................................       47,892
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 2.3%
  148,140   Samsung Electronics Company, Ltd. ............................       58,922
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.6%
3,551,066   General Electric Company......................................      119,245
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 5.4%
3,167,888   SLM Corporation...............................................      141,288
                                                                             ----------
            FOOD AND DRUG STORES -- 1.0%
  304,712   Whole Foods Market, Inc. .....................................       26,141
                                                                             ----------
            HEALTH SERVICES -- 9.5%
3,317,995   UnitedHealth Group Inc. ......................................      244,670
                                                                             ----------
            HEAVY MACHINERY -- 3.4%
1,095,840   Caterpillar Inc. .............................................       88,160
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 3.4%
1,620,300   Procter & Gamble Company......................................       87,691
                                                                             ----------
            HOUSING AND FURNISHING -- 1.7%
  953,996   Lennar Corporation, Class A...................................       45,410
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 4.0%
  487,946   Goldman Sachs Group, Inc. ....................................   $   45,496
1,171,943   Merrill Lynch & Company, Inc. ................................       58,269
                                                                             ----------
                                                                                103,765
                                                                             ----------
            LODGING AND RECREATION -- 4.1%
  740,564   Four Seasons Hotels Inc. .....................................       47,470
  673,437   Mandalay Resort Group.........................................       46,231
   65,152   MGM Mirage Inc. ..............................................        3,235
  183,266   Wynn Resorts, Ltd.!!..........................................        9,473
                                                                             ----------
                                                                                106,409
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 8.7%
1,924,415   Boston Scientific Corporation!!...............................       76,457
1,390,306   Medtronic, Inc. ..............................................       72,157
  991,347   Zimmer Holdings, Inc.!!.......................................       78,357
                                                                             ----------
                                                                                226,971
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 7.1%
1,432,357   Motorola, Inc. ...............................................       25,840
4,088,728   QUALCOMM Inc. ................................................      159,624
                                                                             ----------
                                                                                185,464
                                                                             ----------
            PHARMACEUTICALS -- 5.5%
2,754,702   Genentech, Inc.!!.............................................      144,401
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 3.4%
1,049,337   FedEx Corporation.............................................       89,918
                                                                             ----------
            RESTAURANTS -- 1.1%
  603,662   Starbucks Corporation!!.......................................       27,442
                                                                             ----------
            SOFTWARE -- 5.5%
1,451,896   Electronic Arts Inc.!!........................................       66,773
2,792,573   Microsoft Corporation.........................................       77,214
                                                                             ----------
                                                                                143,987
                                                                             ----------
            SPECIALTY STORES -- 5.4%
1,949,795   Lowe's Companies, Inc. .......................................      105,971
1,150,929   Tiffany & Company.............................................       35,380
                                                                             ----------
                                                                                141,351
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.2%
  804,313   Verizon Communications Inc. ..................................       31,674
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $2,029,800)...........................................    2,562,933
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 0.7%
              (Cost $18,012)
   18,012   Nations Cash Reserves, Capital Class Shares#..................   $   18,012
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,047,812*)................................      98.9%   2,580,945
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       1.1%      28,367
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,609,312
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $533,133 on investment securities was comprised of gross appreciation of $574,903 and depreciation of $41,770 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $2,047,812.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 97.3%
          AEROSPACE AND DEFENSE -- 0.5%
116,107   MTC Technologies, Inc.!!......................................   $    3,208
                                                                           ----------
          AIRLINES -- 0.9%
560,950   AirTran Holdings, Inc.!!......................................        5,587
                                                                           ----------
          APPAREL AND TEXTILES -- 2.3%
283,175   Joseph A. Bank Clothiers, Inc.!!(a)...........................        7,838
224,925   Wolverine World Wide, Inc. ...................................        5,668
                                                                           ----------
                                                                               13,506
                                                                           ----------
          BROADCASTING AND CABLE -- 1.3%
538,000   Radio One, Inc., Class D!!(a).................................        7,656
                                                                           ----------
          CHEMICALS -- BASIC -- 1.0%
342,000   IMC Global, Inc. .............................................        5,947
                                                                           ----------
          CHEMICALS -- SPECIALTY -- 1.2%
241,672   Aceto Corporation.............................................        3,480
152,819   Symyx Technologies Inc.!!.....................................        3,599
                                                                           ----------
                                                                                7,079
                                                                           ----------
          COMMERCIAL BANKING -- 3.2%
139,867   City National Corporation.....................................        9,084
103,414   F.N.B. Corporation(a).........................................        2,289
147,232   First National Bankshares of Florida, Inc. ...................        3,615
136,954   South Financial Group, Inc. ..................................        3,862
                                                                           ----------
                                                                               18,850
                                                                           ----------
          COMMERCIAL SERVICES -- 1.3%
137,575   Heidrick & Struggles International, Inc.!!....................        3,965
102,875   Resources Connection, Inc.!!..................................        3,887
                                                                           ----------
                                                                                7,852
                                                                           ----------
          COMPUTER SERVICES -- 5.0%
166,108   Anteon International Corporation!!............................        6,088
211,918   Cognizant Technology Solutions Corporation!!..................        6,466
457,625   Digitas Inc.!!................................................        3,537
784,250   Harris Interactive, Inc.!!....................................        5,168
424,223   Secure Computing Corporation!!................................        3,220
407,694   Virage Logic Corporation!!....................................        5,027
                                                                           ----------
                                                                               29,506
                                                                           ----------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
201,311   Avocent Corporation!!.........................................        5,239
150,725   Global Imaging Systems, Inc.!!................................        4,685
358,039   Plexus Corporation!!..........................................        3,953
                                                                           ----------
                                                                               13,877
                                                                           ----------
          CONSTRUCTION -- 1.1%
216,053   Chicago Bridge & Iron Company N.V. ...........................        6,479
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          CONSUMER SERVICES -- 0.3%
105,575   Netflix Inc.!!(a).............................................   $    1,628
                                                                           ----------
          DIVERSIFIED ELECTRONICS -- 5.8%
414,427   Aeroflex, Inc.!!..............................................        4,380
286,745   Anaren Microwave, Inc.!!......................................        3,860
144,351   Applied Films Corporation!!...................................        2,600
218,372   Daktronics, Inc.!!............................................        5,339
131,588   Dionex Corporation!!..........................................        7,198
 98,278   FLIR Systems, Inc.!!..........................................        5,749
257,450   Integrated Circuit Systems, Inc.!!............................        5,535
                                                                           ----------
                                                                               34,661
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 2.9%
177,792   Actuant Corporation, Class A!!................................        7,327
 89,011   CUNO, Inc.!!..................................................        5,140
221,367   Griffon Corporation!!.........................................        4,671
                                                                           ----------
                                                                               17,138
                                                                           ----------
          EDUCATION -- 1.5%
326,096   Education Management Corporation!!............................        8,687
                                                                           ----------
          EXPLORATION AND PRODUCTION -- 0.8%
477,039   Brigham Exploration Company!!.................................        4,484
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 1.8%
298,438   Boston Private Financial Holdings, Inc. ......................        7,449
142,600   World Acceptance Corporation!!................................        3,315
                                                                           ----------
                                                                               10,764
                                                                           ----------
          FINANCIAL SERVICES -- 2.0%
220,549   Affiliated Managers Group, Inc.!!(a)..........................       11,808
                                                                           ----------
          FOOD PRODUCTS -- 1.0%
133,049   Corn Products International, Inc. ............................        6,134
                                                                           ----------
          HEALTH SERVICES -- 7.6%
155,287   Centene Corporation!!.........................................        6,612
196,150   Digene Corporation!!..........................................        5,092
439,013   Province Healthcare Company!!.................................        9,184
123,219   Stericycle, Inc.!!............................................        5,656
 90,633   Triad Hospitals, Inc.!!.......................................        3,121
745,446   VCA Antech, Inc.!!............................................       15,379
                                                                           ----------
                                                                               45,044
                                                                           ----------
          HOUSING AND FURNISHING -- 2.8%
 60,150   Beazer Homes USA, Inc.(a).....................................        6,429
 57,256   Ethan Allen Interiors, Inc. ..................................        1,990
270,615   Tuesday Morning Corporation!!.................................        8,367
                                                                           ----------
                                                                               16,786
                                                                           ----------
          INSURANCE -- 1.6%
191,141   Bristol West Holdings, Inc. ..................................        3,276
109,600   Triad Guaranty, Inc.!!........................................        6,081
                                                                           ----------
                                                                                9,357
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INTEGRATED OIL -- 2.0%
199,850   Oceaneering International Inc.!!..............................   $    7,363
168,284   Remington Oil & Gas Corporation!!.............................        4,417
                                                                           ----------
                                                                               11,780
                                                                           ----------
          LODGING AND RECREATION -- 3.1%
222,825   Boyd Gaming Corporation.......................................        6,272
188,325   Gaylord Entertainment Company!!...............................        5,838
167,342   Shuffle Master, Inc.!!........................................        6,269
                                                                           ----------
                                                                               18,379
                                                                           ----------
          MEDICAL DEVICES AND SUPPLIES -- 7.2%
246,950   Align Technology, Inc.!!......................................        3,773
 87,304   Cooper Companies, Inc. .......................................        5,985
422,250   Kyphon Inc.!!.................................................       10,463
267,894   Merit Medical Systems, Inc.!!.................................        4,048
220,556   Respironics, Inc.!!...........................................       11,787
273,329   Wright Medical Group, Inc.!!..................................        6,866
                                                                           ----------
                                                                               42,922
                                                                           ----------
          METALS AND MINING -- 0.8%
104,120   AMCOL International Corporation...............................        1,991
 78,200   Steel Dynamics, Inc. .........................................        3,020
                                                                           ----------
                                                                                5,011
                                                                           ----------
          NATURAL GAS DISTRIBUTION -- 1.1%
124,310   Energen Corporation(a)........................................        6,408
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.7%
377,190   AudioCodes Ltd.!!.............................................        4,749
308,856   C-COR.net Corporation!!.......................................        2,610
179,325   Tekelec!!.....................................................        2,991
                                                                           ----------
                                                                               10,350
                                                                           ----------
          OILFIELD SERVICES -- 1.3%
285,900   Varco International, Inc.!!...................................        7,668
                                                                           ----------
          PHARMACEUTICALS -- 9.3%
230,891   Affymetrix, Inc.!!(a).........................................        7,091
326,600   Angiotech Pharmaceuticals, Inc.!!.............................        6,620
180,025   AtheroGenics, Inc.!!(a).......................................        5,932
207,836   Axcan Pharma, Inc.!!(a).......................................        3,240
272,905   Connetics Corporation!!.......................................        7,374
137,415   Martek Biosciences Corporation!!..............................        6,684
 93,850   OSI Pharmaceuticals, Inc.!!...................................        5,768
312,005   Penwest Pharmaceuticals Company!!.............................        3,523
189,060   Protein Design Labs, Inc.!!...................................        3,702
 98,000   Salix Pharmaceuticals, Inc.!!.................................        2,109
160,825   Telik, Inc.!!.................................................        3,586
                                                                           ----------
                                                                               55,629
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 0.5%
 54,350   R.R. Donnelley Corporation!!..................................        2,683
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- 2.1%
127,416   UTI Worldwide, Inc. ..........................................   $    7,494
189,600   Wabash National Corporation!!.................................        5,208
                                                                           ----------
                                                                               12,702
                                                                           ----------
          RESTAURANTS -- 2.7%
144,575   Panera Bread Company, Class A!!(a)............................        5,427
234,690   RARE Hospitality International, Inc.!!........................        6,255
 96,736   Red Robin Gourmet Burgers, Inc.!!.............................        4,224
                                                                           ----------
                                                                               15,906
                                                                           ----------
          SEMICONDUCTORS -- 6.6%
180,535   Cymer, Inc.!!.................................................        5,174
666,675   Microsemi Corporation!!.......................................        9,401
309,450   OmniVision Technologies, Inc.!!(a)............................        4,379
332,875   Semtech Corporation!!.........................................        6,381
141,925   Silicon Laboratories Inc.!!...................................        4,696
159,300   Varian Semiconductor Equipment Associates, Inc.!!.............        4,922
264,525   Zoran Corporation!!...........................................        4,158
                                                                           ----------
                                                                               39,111
                                                                           ----------
          SOFTWARE -- 7.7%
 75,421   Ansys, Inc.!!.................................................        3,751
223,925   Blackboard, Inc.!!(a).........................................        3,843
496,875   Borland Software Corporation!!................................        4,149
285,027   EPIQ Systems, Inc.!!(a).......................................        4,440
209,286   Hyperion Solutions Corporation!!..............................        7,113
599,800   Lawson Software, Inc.!!.......................................        3,359
116,950   Manhattan Associates, Inc.!!..................................        2,856
357,300   Neoware Systems, Inc.!!(a)....................................        2,966
329,246   OPNET Technologies, Inc.!!....................................        3,378
280,225   Packeteer, Inc.!!.............................................        3,029
300,485   Progress Software Corporation!!...............................        5,979
 86,506   RSA Security Inc.!!...........................................        1,670
                                                                           ----------
                                                                               46,533
                                                                           ----------
          SPECIALTY STORES -- 1.4%
286,337   Hibbet Sporting Goods, Inc.!!.................................        5,867
128,950   Select Comfort Corporation!!..................................        2,347
                                                                           ----------
                                                                                8,214
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 1.6%
599,765   Centennial Cellular Corporation!!.............................        3,527
263,186   SpectraLink Corporation.......................................        2,500
137,025   Western Wireless Corporation, Class A!!.......................        3,523
                                                                           ----------
                                                                                9,550
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $451,892).............................................      578,884
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                        VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES -- 9.8%
            (Cost $58,028)
 58,028   Nations Cash Reserves, Capital Class Shares#..................   $   58,028
                                                                           ----------
          TOTAL INVESTMENTS
            (Cost $509,920*)..................................     107.1%     636,912
                                                                           ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (7.1)%    (42,312)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $  594,600
                                                                           ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $126,992 on investment securities was comprised of gross appreciation of $159,561 and gross depreciation of $32,569 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $509,920.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $44,222.

(a)
  All or portion of security was on loan September 30, 2004. The aggregate cost and market value of securities on loan September 30, 2004 is $40,548 and $41,994, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                          STRATEGIC           FOCUSED             SMALL
                                                         GROWTH             GROWTH            EQUITIES           COMPANY
                                                         MASTER             MASTER             MASTER             MASTER
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost................  $    1,162,248     $    1,474,909     $    2,029,800     $      451,892
Affiliated investments, at cost....................          32,460              6,923             18,012             58,028
                                                     --------------     --------------     --------------     --------------
Non-affiliated investments, at value...............       1,460,276          1,631,925          2,562,933            578,884
Affiliated investments, at value...................          32,460              6,923             18,012             58,028
Receivable for investment securities sold..........          18,292             22,941             32,172              4,548
Dividends receivable...............................             728              1,065              1,207                 60
Interest receivable................................             254                 --                 --                 15
                                                     --------------     --------------     --------------     --------------
    Total assets...................................       1,512,010          1,662,854          2,614,324            641,535
                                                     --------------     --------------     --------------     --------------
LIABILITIES:
Collateral on securities loaned....................              --               (252)                --            (44,222)
Investment advisory fee payable....................            (899)              (888)            (1,597)              (439)
Administration fee payable.........................            (120)               (68)              (213)               (24)
Due to custodian...................................              (3)              (875)               (19)               (38)
Payable for investment securities purchased........          (2,970)            (8,372)            (3,122)            (2,152)
Accrued Trustees' fees and expenses................             (38)               (39)               (38)               (17)
Accrued expenses and other liabilities.............             (24)               (30)               (23)               (43)
                                                     --------------     --------------     --------------     --------------
    Total liabilities..............................          (4,054)           (10,524)            (5,012)           (46,935)
                                                     --------------     --------------     --------------     --------------
NET ASSETS.........................................  $    1,507,956     $    1,652,330     $    2,609,312     $      594,600
                                                     ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                                          STRATEGIC           FOCUSED             SMALL
                                                         GROWTH             GROWTH            EQUITIES           COMPANY
                                                         MASTER             MASTER             MASTER             MASTER
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $72,
  $17, $174 and $3, respectively)..................  $        6,477     $       12,089     $       12,080     $        1,098
Dividend income from affiliated funds..............             214                133                386                 91
Interest...........................................             612                 --                 --*                --
Securities lending.................................               5                 56                 --                 65
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           7,308             12,278             12,466              1,254
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           5,216              5,663              9,776              3,011
Administration fee.................................             696                436              1,303                167
Custodian fees.....................................              61                 62                128                 28
Legal and audit fees...............................              26                 26                 26                 21
Trustees' fees and expenses........................               9                  9                 10                  9
Interest expense...................................              --                  1                 --*                 2
Other..............................................              12                 17                 22                  5
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           6,020              6,214             11,265              3,243
Fees reduced by credits allowed by the custodian
  (see Note 3).....................................              --*                (2)                --*                (2)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           6,020              6,212             11,265              3,241
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS).......................           1,288              6,066              1,201             (1,987)
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................         (27,687)           226,965            (85,201)            31,559
  Foreign currency and other net assets............            (350)                --               (615)                --
  Net increase from payments by affiliates and net
    realized gain/(loss) on the disposal of
    investments in violation of restrictions (see
    Note 3)........................................              --                181                 --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............         (28,037)           227,146            (85,816)            31,559
Change in unrealized appreciation/(depreciation) of
  securities (see Note 7)..........................          45,403           (265,382)            43,168            (74,747)
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................          17,366            (38,236)           (42,648)           (43,188)
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       18,654     $      (32,170)    $      (41,447)    $      (45,175)
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

                      [This page intentionally left blank]

 NATIONS MASTER INVESTMENT TRUST


  STATEMENTS OF CHANGES IN NET ASSETS


                                                                  GROWTH                           STRATEGIC GROWTH
                                                             MASTER PORTFOLIO                      MASTER PORTFOLIO
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                     ENDED 9/30/04        YEAR ENDED       ENDED 9/30/04        YEAR ENDED
                                                      (UNAUDITED)          3/31/04          (UNAUDITED)          3/31/04
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income (loss).......................  $        1,288     $          641     $        6,066     $       13,753
Net realized gain/(loss) on investments............         (28,037)            51,459            227,146             38,802
Net change in unrealized
  appreciation/(depreciation) of investments.......          45,403            192,452           (265,382)           469,018
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          18,654            244,552            (32,170)           521,573
Contributions......................................         340,598            797,051             54,864            325,674
Withdrawals........................................        (203,573)          (279,054)          (229,730)          (692,882)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         155,679            762,549           (207,036)           154,365
NET ASSETS:
Beginning of period................................       1,352,277            589,728          1,859,366          1,705,001
                                                     --------------     --------------     --------------     --------------
End of period......................................  $    1,507,956     $    1,352,277     $    1,652,330     $    1,859,366
                                                     ==============     ==============     ==============     ==============

---------------

(a)Small Company Master Portfolio commenced operations on November 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS MASTER INVESTMENT TRUST


             FOCUSED EQUITIES                                   SMALL COMPANY
             MASTER PORTFOLIO                                  MASTER PORTFOLIO
------------------------------------------          --------------------------------------
      SIX MONTHS                                      SIX MONTHS
    ENDED 9/30/04             YEAR ENDED            ENDED 9/30/04            PERIOD ENDED
     (UNAUDITED)               3/31/04               (UNAUDITED)              3/31/04(A)
------------------------------------------------------------------------------------------

    $        1,201          $         (295)         $       (1,987)         $       (2,084)
           (85,816)                125,132                  31,559                  33,844

            43,168                 440,064                 (74,747)                 30,069
    --------------          --------------          --------------          --------------

           (41,447)                564,901                 (45,175)                 61,829
           323,914               1,146,568                  37,492               1,016,295
          (375,129)               (593,210)               (168,116)               (307,725)
    --------------          --------------          --------------          --------------
           (92,662)              1,118,259                (175,799)                770,399

         2,701,974               1,583,715                 770,399                      --
    --------------          --------------          --------------          --------------
    $    2,609,312          $    2,701,974          $      594,600          $      770,399
    ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  FINANCIAL HIGHLIGHTS


                                                            RATIO OF                  RATIO OF NET
                                                           OPERATING                   INVESTMENT
                                                            EXPENSES                  INCOME/(LOSS)   PORTFOLIO
                                            TOTAL          TO AVERAGE                  TO AVERAGE     TURNOVER
                                            RETURN         NET ASSETS                  NET ASSETS       RATE
                                            -------------------------------------------------------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....    1.16%           0.87%+(d)                    0.19%+         23%
Year ended 3/31/2004......................   33.81            0.87(d)(e)                   0.07           94
Year ended 3/31/2003......................  (18.90)           0.87(d)(e)                  (0.05)         107
Year ended 3/31/2002......................   (0.53)           0.87(d)(e)                  (0.13)         114
Year ended 3/31/2001......................      --@           0.86(d)                      0.20          113
Period ended 3/31/2000(a).................      --@           0.86+(d)                    (0.04)+         60
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (1.58)%          0.71%+(d)(e)                 0.70%+         61%
Year ended 3/31/2004......................   32.80            0.71(b)(d)(e)                0.74           47
Period ended 3/31/2003(f).................  (22.08)           0.71+(d)(e)                  0.96+          77
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (1.36)%          0.86%+(d)(e)                 0.09%+         34%
Year ended 3/31/2004......................   32.78            0.86(d)(e)                  (0.01)          96
Year ended 3/31/2003......................  (19.02)           0.86(d)(e)                  (0.08)         115
Year ended 3/31/2002......................    3.50            0.86(d)(e)                  (0.08)         129
Year ended 3/31/2001......................      --@           0.86(d)(e)                   0.17          134
Period ended 3/31/2000(c).................      --@           0.84+(d)                    (0.07)+         84
SMALL COMPANY MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (5.81)%          0.97%+(d)(e)                (0.59)%+        22%
Period ended 3/31/2004(g).................   51.50            0.98+(d)                    (0.66)+         26

                                              WITHOUT WAIVERS
                                               AND/OR EXPENSE
                                               REIMBURSEMENTS
                                            --------------------
                                                  RATIO OF
                                                 OPERATING
                                                EXPENSES TO
                                                  AVERAGE
                                                 NET ASSETS
                                            --------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.87%+(d)
Year ended 3/31/2004......................          0.87(d)(e)
Year ended 3/31/2003......................          0.87(d)(e)
Year ended 3/31/2002......................          0.87(d)(e)
Year ended 3/31/2001......................          0.86(d)
Period ended 3/31/2000(a).................          0.86+(d)
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.71%+(d)(e)
Year ended 3/31/2004......................          0.71(d)(e)
Period ended 3/31/2003(f).................          0.71+(d)(e)
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.86%+(d)(e)
Year ended 3/31/2004......................          0.86(d)(e)
Year ended 3/31/2003......................          0.86(d)(e)
Year ended 3/31/2002......................          0.86(d)(e)
Year ended 3/31/2001......................          0.86(d)
Period ended 3/31/2000(c).................          0.84+(d)
SMALL COMPANY MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.97%+(d)(e)
Period ended 3/31/2004(g).................          0.98+(d)

---------------

 +Annualized.

 @Total return not required for periods indicated.

(a)
  Growth Master Portfolio commenced operations on October 8, 1999.

(b)
  The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers).
  The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01%.

(c)
  Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d)
  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(e)
  The effect of interest expense on the operating expense ratio was less than 0.01%.

 (f)
  Strategic Growth Master Portfolio commenced operations on May 13, 2002.

(g)
  Small Company Master Portfolio commenced operations on November 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Small Company Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The following investors were invested in the Master Portfolios at September 30, 2004:

GROWTH MASTER PORTFOLIO:
Nations Marsico Growth Fund.................................  95.5%
Nations Marsico Growth Fund (Offshore)......................   2.6%
Banc of America Capital Management Funds I -- Growth Fund...   1.9%
STRATEGIC GROWTH MASTER PORTFOLIO:
Nations Strategic Growth Fund...............................  98.6%
Nations Strategic Growth Fund (Offshore)....................   1.4%
FOCUSED EQUITIES MASTER PORTFOLIO:
Nations Marsico Focused Equities Fund.......................  99.0%
Nations Marsico Focused Equities Fund (Offshore)............   0.9%
Banc of America Capital Management Funds I -- Focused
  Equities Fund.............................................   0.1%
SMALL COMPANY MASTER PORTFOLIO:
Nations Small Company Fund..................................  96.9%
Nations Small Company Fund (Offshore).......................   3.1%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Master Portfolios had no open futures contracts.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Master Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return. At September 30, 2004, the Master Portfolios had no open options.

The Master Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolios may also write combinations of covered puts and calls on the same underlying security. When the Master Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Master Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolios typically receive a premium from writing a put or call option, which would increase the Master Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolios had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee,

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Growth Master Portfolio.....................................   0.75%
Strategic Growth Master Portfolio...........................   0.65%
Focused Equities Master Portfolio...........................   0.75%
Small Company Master Portfolio..............................   0.90%

The Master Trust has, on behalf of the Growth and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Strategic Growth and Small Company Master Portfolios' average daily net assets and 0.10% of the Growth and Focused Equities Master Portfolios' average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned annual rates of 0.10% of the Growth and Focused Equities Master Portfolios' average daily net assets and 0.05% of the Strategic Growth and Small Company Master Portfolios' average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets.

For the six months ended September 30, 2004, Small Company Master Portfolio paid brokerage commissions of $11,325 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Growth Master Portfolio.....................................         $24                   $12
Strategic Growth Master Portfolio...........................          13                     7
Focused Equities Master Portfolio...........................          47                    24
Small Company Master Portfolio..............................          10                     5

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004, expenses of the Master Portfolios were reduced by $4,494 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

During the six months ended September 30, 2004, BACAP ascertained that it had caused the Portfolio to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Portfolios. During the six months ended September 30, 2004, BACAP reimbursed the Portfolio for all losses incurred resulting from the sale of securities required to bring the Funds within their investment limits. The amount of the reimbursements are as follows:

Strategic Growth............................................  $181,227

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Growth Master Portfolio.....................................  $  503,918    $  312,288
Strategic Growth Master Portfolio...........................   1,044,764     1,206,553
Focused Equities Master Portfolio...........................   1,019,654       851,910
Small Company Master Portfolio..............................     144,737       273,093

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
Strategic Growth Master Portfolio...........................      $152          1.59%
Focused Equities Master Portfolio...........................        46          1.93
Small Company Master Portfolio..............................       183          1.81

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by each Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Strategic Growth Master Portfolio...........................       $   249            $   252
Small Company Master Portfolio..............................        41,994             44,222

7.  REORGANIZATIONS

FUND REORGANIZATION

On January 23, 2004, Growth Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Capital Growth Fund ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The assets received, including the securities received in the transaction, were contributed to the Growth Master Portfolio. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                       TOTAL NET ASSETS         ACQUIRED FUND
                                TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND        (000)               (000)               (000)                  (000)
-------------------------------------------------------------------------------------------------------------------
Growth          Capital Growth      $160,790          $1,083,815          $1,244,605               $41,595

8.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


STKSAR
(9/04)

                                                  Nations
                                                  Cash Reserves

                                                  Nations
                                                  Money Market
                                                  Reserves

                                                  Nations
                                                  Treasury Reserves

                                                  Nations
                                                  Government Reserves

                                                  Nations
                                                  Municipal Reserves

                                                  Nations Tax-Exempt
                                                  Reserves

               NATIONS MONEY MARKET FUNDS         Nations California
               --------------------------------   Tax-Exempt Reserves
               Semiannual report for the period
               ended September 30, 2004           Nations New York
                                                  Tax-Exempt Reserves












                                        [NATIONS FUNDS LOGO]

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS FUNDS MONEY MARKET FUNDS


Dear Shareholder:

We are pleased to present the semi-annual financial report for Nations Funds money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ending September 30, 2004. We hope you will take a moment to review this information.

THE ECONOMY

The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

Also during this time frame the Federal Reserve ("the Fed") raised rates three consecutive times. The latest increase occurred at the September 21 meeting when the Fed raised rates from 1.50% to 1.75%. During this meeting, policy makers indicated the further rate hikes will come at a "measured" or gradual pace.

Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period.

LOOKING AHEAD

Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004. Barring significant signs of economic slowdown the Fed is expected to raise rates another quarter percent at the November 10th meeting.

Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Fed completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4%. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

We are committed to providing competitive products and services for your short-term investment and cash management needs. Nations Funds money market funds are managed daily by teams of investment professionals, giving you convenient access to major sectors of the money markets. Dedicated marketing efforts consistently focus on new ways to make doing business easier. Our Nations Funds' sales teams, intermediaries and client service center are available to assist you with day-to-day investment information.

(1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We appreciate your business and thank you for choosing Nations Funds money market funds to help you with your short-term investment needs.

[-s- WILLIAM P. CARMICHAEL]
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

[-S- KEITH T. BANKS]
KEITH T. BANKS
PRESIDENT OF NATIONS FUNDS
PRESIDENT OF BANC OF AMERICA
CAPITAL MANAGEMENT, LLC

September 30, 2004

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                         Nations Cash Reserves                                       3
                                         Nations Money Market Reserves                               6
                                         Nations Treasury Reserves                                   9
                                         Nations Government Reserves                                12
                                         Nations Municipal Reserves                                 15
                                         Nations Tax-Exempt Reserves                                18
                                         Nations California Tax-Exempt Reserves                     21
                                         Nations New York Tax-Exempt Reserves                       24
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                      27
                                       Statements of assets and liabilities                        104
                                       Statements of operations                                    108
                                       Statements of changes in net assets                         110
                                       Schedules of capital stock activity                         114
                                       Financial highlights                                        122
                                       Notes to financial statements                               150

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND
                                  SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS CASH RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS CASH RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,005.60              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,005.40              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,005.10              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,004.90              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,004.40              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,003.90              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS
Actual......................................................    $1,000.00         $1,003.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS
Actual......................................................    $1,000.00         $1,002.60              $4.02
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
SERVICE CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.05              $5.06
INVESTOR A
Actual......................................................    $1,000.00         $1,003.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR B
Actual......................................................    $1,000.00         $1,001.30              $5.26
Hypothetical**..............................................    $1,000.00         $1,019.81              $5.31
INVESTOR C
Actual......................................................    $1,000.00         $1,001.30              $5.42
Hypothetical**..............................................    $1,000.00         $1,019.65              $5.47
MARSICO
Actual......................................................    $1,000.00         $1,003.90              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79

---------------

 * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 1.00%, Investor A 0.65%, Investor B 1.05%, Investor C 1.08% and Marsico 0.55%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
 **Assumed 5% return per year before expenses.
***There were no investors in the Service Class at September 30, 2004.

NATIONS CASH RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

29.2%  Corporate obligations
28.0%  U.S. government and agency obligations
20.0%  Bank obligations
 8.6%  Repurchase agreements
 4.4%  Mortgage-backed securities
 3.6%  Extendable commercial notes
 3.3%  Asset-backed securities
 2.3%  Municipal bonds and notes
 0.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MONEY MARKET RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS MONEY MARKET RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,005.60              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,005.40              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,005.10              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,004.80              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,004.30              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,003.80              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS
Actual......................................................    $1,000.00         $1,002.50              $4.02
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
SERVICE CLASS
Actual......................................................    $1,000.00         $1,001.80              $4.66
Hypothetical**..............................................    $1,000.00         $1,020.42              $4.70
INVESTOR B
Actual......................................................    $1,000.00         $1,001.30              $5.18
Hypothetical**..............................................    $1,000.00         $1,019.89              $5.23
INVESTOR C
Actual......................................................    $1,000.00         $1,001.30              $5.17
Hypothetical**..............................................    $1,000.00         $1,019.90              $5.22

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 0.93%, Investor B 1.03% and Investor C 1.03%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in the Market Class at September 30, 2004.

NATIONS MONEY MARKET RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

31.1%  U.S. government and agency obligations
29.4%  Corporate obligations
20.8%  Bank obligations
 5.7%  Repurchase agreements
 5.1%  Mortgage-backed securities
 4.2%  Municipal bonds and notes
 3.4%  Extendable commercial notes
 0.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TREASURY RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS TREASURY RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,005.20              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,005.00              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.70              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,004.40              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,003.90              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,003.40              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS
Actual......................................................    $1,000.00         $1,002.20              $3.99
Hypothetical**..............................................    $1,000.00         $1,021.08              $4.03
SERVICE CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.05              $5.06
INVESTOR A
Actual......................................................    $1,000.00         $1,002.90              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR B
Actual......................................................    $1,000.00         $1,001.30              $4.87
Hypothetical**..............................................    $1,000.00         $1,020.20              $4.92
INVESTOR C***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,018.55              $6.58

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 1.00%, Investor A 0.65%, Investor B 0.97% and Investor C 1.30%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in Market Class, Service Class and Investor C at
    September 30, 2004.

NATIONS TREASURY RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

68.3%  Repurchase agreements
31.6%  U.S. treasury obligations
 0.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS GOVERNMENT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS GOVERNMENT RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,005.40              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,005.20              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.90              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,004.70              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,004.10              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,003.60              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS
Actual......................................................    $1,000.00         $1,002.40              $4.02
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
SERVICE CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.05              $5.06
INVESTOR A
Actual......................................................    $1,000.00         $1,003.10              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR B
Actual......................................................    $1,000.00         $1,001.30              $5.06
Hypothetical**..............................................    $1,000.00         $1,020.01              $5.11
INVESTOR C***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,018.55              $6.58

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 1.00%, Investor A 0.65%, Investor B 1.01% and Investor C 1.30%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in Market Class, Service Class and Investor C at
    September 30, 2004.

NATIONS GOVERNMENT RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

100.0%  U.S. government and agency obligations

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MUNICIPAL RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS MUNICIPAL RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,004.80              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,004.60              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.30              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,004.10              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,003.60              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,003.10              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS
Actual......................................................    $1,000.00         $1,001.80              $4.01
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
SERVICE CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.05              $5.06
INVESTOR B
Actual......................................................    $1,000.00         $1,000.80              $4.92
Hypothetical**..............................................    $1,000.00         $1,020.16              $4.96
INVESTOR C
Actual......................................................    $1,000.00         $1,000.80              $4.72
Hypothetical**..............................................    $1,000.00         $1,020.35              $4.77

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 1.00%, Investor B 0.98% and Investor C 0.94%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in Market Class and Service Class at September 30,
    2004.

NATIONS MUNICIPAL RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

67.1%  Variable rate demand notes
23.6%  Commercial paper
 7.9%  Tax-exempt notes and bonds
 1.4%  Put bonds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TAX-EXEMPT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS TAX-EXEMPT RESERVES

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,004.70              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,004.50              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.20              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,003.90              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,003.40              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,002.90              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
DAILY CLASS
Actual......................................................    $1,000.00         $1,001.70              $4.01
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
INVESTOR A
Actual......................................................    $1,000.00         $1,002.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29

---------------

 * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Daily Class 0.80%, and Investor A 0.65%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS TAX-EXEMPT RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

70.6%  Variable rate demand notes
17.4%  Commercial paper
11.4%  Tax-exempt notes and bonds
 0.6%  Put bonds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS CALIFORNIA

TAX-EXEMPT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS CALIFORNIA

TAX-EXEMPT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE (CONTINUED)

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,004.60              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,004.40              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.10              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS
Actual......................................................    $1,000.00         $1,003.90              $1.76
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS
Actual......................................................    $1,000.00         $1,003.40              $2.26
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS
Actual......................................................    $1,000.00         $1,002.90              $2.76
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
DAILY CLASS
Actual......................................................    $1,000.00         $1,001.60              $4.01
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
INVESTOR B
Actual......................................................    $1,000.00         $1,000.80              $4.76
Hypothetical**..............................................    $1,000.00         $1,020.31              $4.81
INVESTOR C***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.85              $4.27

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Daily Class 0.80%, Investor B 0.95% and Investor C 0.84%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in Investor C at September 30, 2004.

NATIONS CALIFORNIA

TAX-EXEMPT RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

68.2%  Variable rate demand notes
20.5%  Commercial paper
10.4%  Tax-exempt notes and bonds
 0.9%  Put bonds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS NEW YORK

TAX-EXEMPT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NATIONS NEW YORK

TAX-EXEMPT RESERVES

   SHAREHOLDER EXPENSE EXAMPLE (CONTINUED)

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
CAPITAL CLASS
Actual......................................................    $1,000.00         $1,004.80              $1.01
Hypothetical**..............................................    $1,000.00         $1,024.07              $1.01
INSTITUTIONAL CLASS
Actual......................................................    $1,000.00         $1,004.60              $1.21
Hypothetical**..............................................    $1,000.00         $1,023.87              $1.22
TRUST CLASS
Actual......................................................    $1,000.00         $1,004.30              $1.51
Hypothetical**..............................................    $1,000.00         $1,023.56              $1.52
LIQUIDITY CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,023.31              $1.78
ADVISER CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,022.81              $2.28
INVESTOR CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,022.31              $2.79
MARKET CLASS
Actual......................................................    $1,000.00         $1,002.60              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
DAILY CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,021.06              $4.05
SERVICE CLASS***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,020.05              $5.06
INVESTOR B***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,018.55              $6.58
INVESTOR C***
Actual......................................................    $1,000.00               n/a                n/a
Hypothetical**..............................................    $1,000.00         $1,018.55              $6.58

---------------

  * Expenses are equal to each class's annualized expense ratios (Capital Class 0.20%, Institutional Class 0.24%, Trust Class 0.30%, Liquidity Class 0.35%, Adviser Class 0.45%, Investor Class 0.55%, Market Class 0.65%, Daily Class 0.80%, Service Class 1.00%, Investor B 1.30% and Investor C 1.30%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 ** Assumed 5% return per year before expenses.

 ***There were no investors in Liquidity Class, Adviser Class, Investor Class,
    Daily Class, Service Class, Investor B and Investor C at September 30, 2004.

NATIONS NEW YORK

TAX-EXEMPT RESERVES

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

62.6%  Variable rate demand notes
23.1%  Commercial paper
14.3%  Tax-exempt notes and bonds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 3.3%
             ASSET-BACKED -- AUTO
               LOANS -- 1.0%
$   14,403   Americredit Automobile Receivables Trust, Series 2004-AF,
               Class A1,
               1.080% 02/07/05.............................................   $    14,403
    12,049   Americredit Automobile Receivables Trust, Series 2004-BM,
               Class A1
               1.060% 04/06/05.............................................        12,049
    40,000   Americredit Automobile Receivables Trust, Series 2004-CA,
               Class A1,
               1.765% 09/06/05.............................................        40,000
     3,477   Capital One Prime Auto Receivables Trust, Series 2004-1, Class
               A1,
               1.100% 02/15/05.............................................         3,477
     7,131   Chase Manhattan Auto Owner Trust, Series 2004-A, Class A1,
               1.080% 03/15/05.............................................         7,131
     9,009   National City Auto Receivables Trust, Series 2004-A, Class A1,
               1.100% 02/15/05.............................................         9,009
    19,350   Nissan Auto Lease Trust, Series 2004-A, Class A1,
               1.070% 03/15/05.............................................        19,350
   175,000   Nissan Auto Receivables Owner Trust, Series 2004-C, Class A1,
               1.930% 09/15/05.............................................       174,999
   120,000   Volkswagen Auto Lease Trust, Series 2004-A, Class A1,
               1.999% 09/20/05.............................................       120,000
   135,000   Wachovia Auto Owner Trust, Series 2004-B, Class A1,
               1.813% 09/20/05.............................................       134,999
     7,271   Wells Fargo Financial Auto Owner Trust, Series 2004-A, Class
               A1
               1.073% 03/15/05.............................................         7,271
                                                                              -----------
                                                                                  542,688
                                                                              -----------
             ASSET-BACKED -- HOME EQUITY LOANS -- 0.1%
    74,791   GSAMP Trust, Series 2004-AR2, Class A3A,
               1.990%& 10/27/04&&..........................................        74,791
                                                                              -----------
             ASSET-BACKED -- OTHER -- 2.2%
       688   CNH Equipment Trust, Series 2003-B, Class A1,
               1.230% 12/13/04.............................................           688
   150,000   Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
               1.849%& 10/18/04&&@@........................................       150,000
    37,547   G-Star Ltd., Series 2002-2A, Class A1MB,
               1.900%& 10/27/04&&@@........................................        37,547

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED -- OTHER -- (CONTINUED)
$   13,391   John Deere Owner Trust, Series 2004-A, Class A1,
               1.140% 05/13/05.............................................   $    13,391
     3,310   Navistar Financial Corporation Owner Trust, Series 2004-A,
               Class A1,
               1.080% 04/15/05.............................................         3,310
   175,000   Newcastle CDO, Ltd., Series 3A, Class 1MM,
               1.870%& 10/25/04&&@@........................................       175,000
   245,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
               2.130%& 03/15/05@@..........................................       245,040
    40,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1B2,
               2.130%& 03/15/05&&@@........................................        40,000
    50,000   Putnam Structured Product CDO, Series 2001-1A, Class A1MB,
               1.840%& 11/25/04@@..........................................        50,000
   101,000   Putnam Structured Product CDO, Series 2002-1A, Class A1D,
               1.840%& 10/12/04&&@@........................................       101,000
   127,213   TIAA Commercial Real Estate Securitization, Series 2003-1A,
               Class A,
               1.870%& 10/28/04&&@@........................................       127,213
    90,000   Whitehawk CDO Funding, Ltd., Series 2004-1A, Class AMMB,
               1.805%& 12/15/04&&#.........................................        90,000
   121,400   Winston Funding Ltd., Series 2003-1, Class A1MB,
               1.690%& 10/25/04&&@@........................................       121,400
                                                                              -----------
                                                                                1,154,589
                                                                              -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $1,772,068)...........................................     1,772,068
                                                                              -----------
             BANK OBLIGATIONS -- 20.0%
             BANK NOTES -- 4.0%
             American Express Centurion Bank
   100,000     1.710%& 10/12/04&&..........................................       100,000
   250,000     1.739%& 10/18/04&&..........................................       249,969
   200,000     1.788%& 10/22/04............................................       200,000
   100,000     1.800%& 10/29/04&&..........................................        99,987
   100,000   Amsouth Bank N.A.
               1.795%& 10/01/04&&..........................................        99,989
   200,000   Fifth Third Bank
               1.800%& 10/01/04&&..........................................       199,989
   426,257   Key Bank, N.A.
               1.950% 10/01/04.............................................       426,257
   770,000   Wells Fargo Bank N.A., (San Francisco)
               1.790%& 10/01/04&&..........................................       769,999
                                                                              -----------
                                                                                2,146,190
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.3%
$  160,000   Chase Manhattan Bank USA N.A.
               1.700%& 10/12/04&&..........................................   $   160,000
    50,000   National Bank of Commerce, (Tennessee)
               1.810%& 10/01/04&&..........................................        49,987
   185,000   Wachovia Bank N.A.
               1.800%& 10/01/04&&..........................................       185,000
   283,000   Wells Fargo Bank N.A.
               1.790%& 10/01/04&&..........................................       282,992
                                                                              -----------
                                                                                  677,979
                                                                              -----------
             CERTIFICATES OF DEPOSIT --
               EURO -- 0.7%
   350,000   Calyon, (New York)
               1.800% 01/19/05.............................................       350,000
                                                                              -----------
             CERTIFICATES OF DEPOSIT --
               YANKEE -- 10.1%
   300,000   Banque National De Paris (New York)
               1.793%& 10/01/04&&..........................................       299,963
             Barclays Bank plc, (New York)
   300,000     1.780%& 10/01/04&&..........................................       299,980
   250,000     1.800%& 10/01/04&&..........................................       249,983
   540,000     1.800%& 10/01/04&&..........................................       539,993
             Credit Agricole Indosuez, (New York)
    40,000     1.795%& 10/01/04&&..........................................        39,997
   250,000     1.795%& 10/01/04&&..........................................       249,968
   100,000     1.828%& 10/01/04&&..........................................       100,000
   500,000     1.713%& 10/17/04&&..........................................       499,931
   250,000     1.465% 11/17/04.............................................       249,997
             Credit Suisse First Boston, (New York)
   200,000     1.791%& 10/20/04&&..........................................       200,000
   385,000     1.550%& 01/05/05&&..........................................       384,961
   250,000     2.445% 10/07/05.............................................       250,000
    75,000   Danske Bank, (New York)
               1.860%& 12/23/04............................................        74,995
   700,000   Deutsche Bank AG, (New York)
               1.730%& 10/20/04&&@@........................................       700,000
    50,000   Nordea Bank Finland plc, (New York)
               1.700%& 10/13/04&&..........................................        49,998
             Societe Generale, (New York)
   350,000     1.675%& 10/12/04&&..........................................       349,976
   200,000     1.500% 11/19/04.............................................       200,000
   165,000   Swedbank (New York)
               1.765%& 10/21/04&&..........................................       164,992
   340,000   Toronto Dominion Bank, (New York)
               2.350% 09/08/05.............................................       339,921
   200,000   Unicredito Italiano, (New York)
               2.365% 09/12/05.............................................       199,953
                                                                              -----------
                                                                                5,444,608
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             PROMISSORY NOTES -- 1.1%
$  510,000   Goldman Sachs Group Inc.
               1.810%& 10/13/04&&@@........................................   $   510,000
   100,000   Saturn Ventures II Inc.
               1.766%& 10/07/04&&@@........................................       100,000
                                                                              -----------
                                                                                  610,000
                                                                              -----------
             TIME DEPOSITS -- EURO -- 2.8%
   800,000   Societe Generale
               1.875% 10/01/04.............................................       800,000
   700,000   SunTrust Bank
               1.950% 10/01/04.............................................       700,000
                                                                              -----------
                                                                                1,500,000
                                                                              -----------
             TOTAL BANK OBLIGATIONS
               (Cost $10,728,777)..........................................    10,728,777
                                                                              -----------
             CORPORATE OBLIGATIONS -- 29.2%
             COMMERCIAL PAPER -- 15.6%
             Amstel Funding Corporation
   242,162     Discount note 10/06/04#.....................................       242,111
    92,947     Discount note 10/07/04#.....................................        92,924
             Aspen Funding Corporation
   225,000     Discount note 11/23/04#.....................................       224,397
   100,000     Discount note 02/10/05#.....................................        99,358
             Atlantis One Funding
   147,631     Discount note 10/06/04#.....................................       147,600
    70,000     Discount note 10/14/04#.....................................        69,960
    91,552     Discount note 10/18/04#.....................................        91,486
   162,184     Discount note 01/10/05#.....................................       161,365
    59,564     Discount note 01/13/05#.....................................        59,254
    75,171     Discount note 01/18/05#.....................................        74,764
   107,000     Discount note 01/20/05#.....................................       106,409
   119,605     Discount note 02/15/05#.....................................       118,804
             Bavaria TRR Corporation
   173,500     Discount note 10/15/04#.....................................       173,381
   288,378     Discount note 10/20/04#.....................................       288,103
    80,000   Bear Stearns Companies Inc.
               2.125%& 10/01/04&&..........................................        80,087
             Charta LLC
   100,000     Discount note 10/19/04#.....................................        99,924
    50,000     Discount note 11/18/04#.....................................        49,879
    75,000     Discount note 11/22/04#.....................................        74,802
    50,000   Citigroup Global Markets
               Discount note 10/21/04......................................        49,951
    28,000   CXC LLC
               Discount note 10/13/04#.....................................        27,986
             Edison Asset Securitization LLC
    60,000     Discount note 10/15/04#.....................................        59,965
    50,000     Discount note 02/07/05#.....................................        49,683
             Eiffel Funding LLC
    50,000     Discount note 10/12/04#.....................................        49,977
    25,000     Discount note 11/12/04#.....................................        24,947
    25,000     Discount note 11/15/04#.....................................        24,943
             Fairway Finance Corporation
    55,224     Discount note 10/15/04#.....................................        55,191
    77,748     Discount note 10/20/04#.....................................        77,676
    75,000     1.790%& 10/27/04&&#.........................................        74,999
    52,117     Discount note 11/18/04#.....................................        51,991

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$   29,074     Discount note 11/22/04#.....................................   $    28,998
             Gemini Securitization Corporation
    25,000     Discount note 10/12/04#.....................................        24,988
    50,000     Discount note 02/10/05#.....................................        49,679
    75,000     Discount note 10/15/04#.....................................        74,956
             General Electric Capital Corporation
   240,000     Discount note 10/12/04......................................       239,890
   120,000     Discount note 11/17/04......................................       119,715
   200,000     Discount note 11/18/04......................................       199,515
   200,000   General Electric Capital Services
               Discount note 02/09/05......................................       198,726
             GIRO Balanced Funding Corporation
    50,000     Discount note 10/07/04#.....................................        49,987
    54,756     Discount note 10/28/04#.....................................        54,684
    57,233     Discount note 01/18/05#.....................................        56,920
    83,424   GIRO Funding US Corporation
               Discount note 10/05/04#.....................................        83,410
             Goldman Sachs Group, Inc.
   200,000     1.768%& 10/18/04&&..........................................       200,000
   170,000     1.590%& 10/19/04&&..........................................       170,000
             Grampian Funding LLC
    96,000     Discount note 10/04/04#.....................................        95,988
   300,000     Discount note 10/14/04#.....................................       299,834
   225,000     Discount note 10/20/04#.....................................       224,792
   200,000     Discount note 11/19/04#.....................................       199,548
    71,000   Greenwich Capital Holdings
               1.800%& 10/28/04&&..........................................        71,000
             Greyhawk Funding LLC
   175,000     Discount note 10/14/04#.....................................       174,904
    79,000     Discount note 11/18/04#.....................................        78,809
   182,000     Discount note 11/19/04#.....................................       181,552
             Harrier Finance Funding US LLC
    50,000     Discount note 10/25/04......................................        49,948
    22,000     Discount note 12/13/04......................................        21,916
    43,000     Discount note 12/15/04......................................        42,832
    14,500     Discount note 12/23/04......................................        14,437
             HBOS Treasury Services plc
   100,000     Discount note 10/14/04......................................        99,945
   195,000     Discount note 02/10/05......................................       193,756
    75,000     Discount note 02/11/05......................................        74,504
   140,000   Jupiter Securitization Corporation
               Discount note 10/19/04#.....................................       139,877
    40,000   K2 (USA) LLC
               Discount note 02/11/05......................................        39,737
             Lake Constance Funding LLC
     5,000     Discount note 10/27/04#.....................................         4,994
    41,000     Discount note 11/08/04#.....................................        40,929
             Leafs LLC
   150,000     1.821%& 10/20/04&&@@........................................       150,000
   165,000     1.821%& 10/20/04&&@@........................................       165,000
             Mane Funding Corporation
    40,000     Discount note 10/18/04#.....................................        39,971
    50,000     Discount note 01/19/05#.....................................        49,723
             MOAT Funding LLC
   100,000     Discount note 10/06/04#.....................................        99,979
   100,000     Discount note 10/13/04#.....................................        99,950
   200,000     Discount note 01/07/05#.....................................       199,025

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  100,000     Discount note 01/11/05#.....................................   $    99,496
   100,000     Discount note 02/07/05#.....................................        99,366
    50,000   Mont Blanc Capital Corporation
               Discount note 10/20/04#.....................................        49,954
   100,000   Newport Funding Corporation
               Discount note 02/10/05#.....................................        99,362
    25,000   Northern Rock plc
               Discount note 10/20/04#.....................................        24,980
    40,000   Rathgar Capital U.S. Corporation
               1.550%& 10/14/04&&#.........................................        40,000
             Scaldis Capital LLC
    40,000     Discount note 10/12/04#.....................................        39,982
   180,000     Discount note 10/15/04#.....................................       179,894
    18,500   Sedna Financing Inc.
               Discount note 10/18/04......................................        18,485
    65,040   Sheffield Receivables
               Discount note 10/18/04#.....................................        64,986
   100,000   Sigma Finance Inc.
               Discount note 10/07/04......................................        99,975
             Strips III LLC
    40,531     1.890%& 10/25/04&&..........................................        40,531
    52,437     1.890%& 10/25/04&&#.........................................        52,437
             Sunbelt Funding Corporation
   121,278     Discount note 11/09/04#.....................................       121,039
    88,560     Discount note 11/16/04#.....................................        88,353
    19,724   Thames Asset Global Securitization
               Discount note 11/16/04#.....................................        19,678
    50,000   White Pine Finance LLC
               1.810%& 10/18/04&&#.........................................        49,998
                                                                              -----------
                                                                                8,394,851
                                                                              -----------
             CORPORATE BONDS AND
               NOTES -- 13.6%
     1,605   2320 Properties LLC
               1.840%& 10/07/04&&#.........................................         1,605
     2,750   2440 LLC
               1.840%& 10/07/04&&#.........................................         2,750
       330   4-L Co of Carmel
               1.870%& 10/07/04&&..........................................           330
     3,415   Acme Paper & Supply Company
               1.960%& 10/07/04&&#.........................................         3,415
   300,000   American Express Credit Corporation
               1.746%& 11/05/04&&..........................................       300,000
     9,260   Arogas Inc.
               1.890%& 10/07/04&&#.........................................         9,260
     3,930   Atlanta Bread Company
               1.890%& 10/07/04&&..........................................         3,930
     1,750   Avatar Corporation
               1.840%& 10/07/04&&#.........................................         1,750
   125,000   Bank of New York Company, Inc.
               1.860%& 10/27/04&&#.........................................       125,000
             Bear Stearns Companies Inc.
    19,550     2.425%& 10/01/04&&..........................................        19,556
    15,000     2.285%& 12/20/04&&..........................................        15,028
     4,745   Berkeley Realty Company LLC
               1.940%& 10/07/04&&..........................................         4,745

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$    4,380   Berks Medical Realty LP
               1.890%& 10/07/04&&#.........................................   $     4,380
     1,060   Bracalente Manufacturing
               1.990%& 10/07/04&&..........................................         1,060
     5,640   Brewster Dairy Inc.
               1.890%& 10/07/04&&..........................................         5,640
     1,450   Brookville Enterprises
               1.940%& 10/07/04&&..........................................         1,450
     4,650   Brookwood Baptist Church
               1.940%& 10/07/04&&..........................................         4,650
     1,400   Canal Pointe LLC
               1.840%& 10/07/04&&#.........................................         1,400
    90,000   Caterpillar Finance Service Corporation
               1.940%& 12/01/04&&..........................................        90,000
     7,800   Caterpillar Real Estate Holding LLC
               2.150%& 10/01/04&&..........................................         7,800
     7,200   Chatham Capital Corporation
               1.790%& 10/07/04&&..........................................         7,200
    10,000   Citigroup Global Markets
               2.110%& 12/20/04&&..........................................        10,011
     5,190   Clinic Building LLC Project
               1.890%& 10/07/04&&..........................................         5,190
     1,525   Cole Investments LLC
               1.840%& 10/07/04&&..........................................         1,525
     2,300   Colortech Inc.
               1.870%& 10/07/04&&..........................................         2,300
     1,475   Commodore Medical Services
               1.840%& 10/07/04&&..........................................         1,475
    14,070   Conestoga Wood Specialty
               1.870%& 10/07/04&&#.........................................        14,070
     5,895   Cornell Iron Works Inc.
               1.890%& 10/07/04&&..........................................         5,895
             Credit Suisse First Boston USA Inc.
    21,900     2.050%& 10/14/04&&..........................................        21,930
    90,000     2.111%& 11/15/04............................................        90,047
     5,000   Crosspoint Community Church
               1.940%& 10/07/04&&..........................................         5,000
     2,800   Cumberland College
               1.840%& 10/07/04&&..........................................         2,800
     2,140   DAPSCO Inc.
               1.840%& 10/07/04&&#.........................................         2,140
     3,775   Defiance Metal Company
               1.950%& 10/07/04&&..........................................         3,775
     3,000   Derby Fabricating LLC
               1.840%& 10/07/04&&..........................................         3,000
   280,000   Descartes Funding
               1.760%& 10/15/04&&@@........................................       280,000
     8,155   DJD Investments LLC
               1.940%& 10/07/04&&..........................................         8,155
    14,740   Driftwood Landing Corporation
               1.890%& 10/07/04&&..........................................        14,740
     7,800   Eastridge Christian Assessment
               1.890%& 10/07/04&&..........................................         7,800
     4,315   EB & B Properties LLC
               2.100%& 10/01/04&&..........................................         4,315

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$    5,798   Edgewater Partners LP
               1.940%& 10/07/04&&..........................................   $     5,798
     1,500   First United Pentecostal
               1.940%& 10/07/04&&..........................................         1,500
     3,375   Florida Orthopedic Institute
               1.940%& 10/07/04&&#.........................................         3,375
     4,920   Galday Inn Inc.
               1.940%& 10/07/04&&#.........................................         4,920
    13,750   Garlands of Barrington
               1.840%& 10/07/04&&..........................................        13,750
    20,000   General Electric Capital Corporation
               2.060%& 10/01/04&&#.........................................        20,024
   104,000   Goldman Sachs Group, Inc., Series B
               1.931%& 11/16/04............................................       104,034
     3,965   Greenbrier Partners LLC
               1.890%& 10/07/04&&#.........................................         3,965
     3,130   Han Sung Industries
               1.940%& 10/07/04&&#.........................................         3,130
   100,000   Harrier Finance Funding LLC
               1.740%& 10/15/04&&#.........................................        99,991
       255   Horizon Development Company LLC
               1.870%& 10/06/04&&#.........................................           255
     8,000   Hospital Laundry Services
               1.910%& 10/07/04&&#.........................................         8,000
     2,470   Imaging Business Mach LLC
               1.940%& 10/07/04&&..........................................         2,470
     3,495   Jackson Tube Service Inc.
               1.940%& 10/07/04&&#.........................................         3,495
     7,160   James A. Martin and Donna F. Martin
               1.890%& 10/07/04&&..........................................         7,160
     2,000   Johnson Bible College
               1.940%& 10/07/04&&..........................................         2,000
     5,280   Johnson Research and Development
               1.890%& 10/07/04&&#.........................................         5,280
    50,000   JP Morgan Chase & Company, Series C
               1.990%& 11/24/04&&..........................................        50,062
       205   JX Enterprises Group
               1.870%& 10/07/04&&#.........................................           205
             K2 (USA) LLC
   100,000     1.776%& 10/20/04&&#.........................................        99,999
    80,000     2.385% 09/13/05#............................................        79,996
   100,000     1.790%& 09/30/05#...........................................        99,990
     8,500   Kinder Care Learning Center
               2.150%& 10/06/04&&#.........................................         8,500
    13,250   King & Prince Seafood
               1.840%& 10/01/04&&..........................................        13,250
     2,800   L & H Holdings LLC
               2.150%& 10/01/04&&..........................................         2,800
    13,710   L.E. Pope Building Company
               1.890%& 10/07/04&&#.........................................        13,710

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             Links Finance LLC
$  110,000     1.800%& 10/01/04&&#.........................................   $   109,967
   150,000     1.810%& 10/27/04&&#.........................................       150,000
    75,000     1.730%& 11/26/04&&#.........................................        75,010
   275,000     2.180% 07/15/05#............................................       274,978
     3,185   Long Term Capital LLC
               2.050%& 10/01/04&&..........................................         3,185
    50,700   LP Pinewood SPV
               1.840%& 10/07/04&&..........................................        50,700
       195   Macatawa Bank Corporation
               2.010%& 10/07/04&&..........................................           195
     4,150   Mark-Lynn Foods
               1.890%& 10/07/04&&..........................................         4,150
       400   Massachusetts Nursing
               1.840%& 10/06/04&&..........................................           400
     1,600   Max Daetwyler Corporation
               2.010%& 10/07/04&&#.........................................         1,600
             Merrill Lynch and Company, Inc., MTN, Series C
   300,000     1.600%& 10/01/04&&..........................................       300,000
   200,000     1.660%& 11/17/04&&..........................................       200,000
   325,000     1.730%& 12/01/04&&..........................................       325,000
   185,730   Merrill Lynch and Company, Inc., Series B
               1.970%& 11/26/04&&..........................................       185,896
     5,856   Michael J Barry
               1.940%& 10/07/04&&..........................................         5,856
     2,250   Midtown Church of Christ
               2.150%& 10/01/04&&..........................................         2,250
             Morgan Stanley, MTN, Series C
   400,000     1.880%& 10/15/04&&..........................................       400,000
    90,000     2.150%& 12/13/04............................................        90,059
     2,860   Multimetco Inc.
               1.940%& 10/07/04&&..........................................         2,860
     4,545   Ness Family Partners LP
               1.670%& 10/01/04&&..........................................         4,545
   100,000   Northern Rock plc
               1.560%& 10/13/04&&#.........................................       100,000
     7,500   Okolona Christ Church
               1.890%& 10/07/04&&..........................................         7,500
     4,675   Pearlstine Distributors
               2.000%& 10/01/04&&..........................................         4,675
    85,000   PNC Funding Corporation
               2.045%& 10/29/04............................................        85,026
             Premier Asset LLC
    75,000     1.813%& 10/07/04&&#.........................................        74,992
    60,000     1.720%& 10/15/04&&#.........................................        60,000
    50,000     1.771%& 10/20/04&&#.........................................        49,999
     5,153   PRL Corporation
               1.890%& 10/07/04&&..........................................         5,153
    50,000   Rathgar Capital U.S. Corporation
               1.730%& 10/15/04&&#.........................................        50,000
     1,605   RDR Investment Company
               2.010%& 10/07/04&&..........................................         1,605
     1,140   Red Lion Evangelical Free Church
               2.010%& 10/07/04&&..........................................         1,140
     1,760   Rehab of El Paso
               1.720%& 10/01/04&&..........................................         1,760

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   35,000   RH Sheppard Company Inc.
               1.840%& 10/07/04&&#.........................................   $    35,000
     9,725   Robb and Stucky Ltd.
               1.890%& 10/07/04&&#.........................................         9,725
     3,000   Rogers Inc.
               1.670%& 10/01/04&&..........................................         3,000
     6,000   RT Anderson LLC
               1.910%& 10/07/04&&..........................................         6,000
     4,600   Sahtooma LLC
               1.910%& 10/07/04&&#.........................................         4,600
     7,100   Schlitz Park Associates II LP
               1.930%& 10/01/04&&..........................................         7,100
     9,500   Shephard Family
               1.890%& 10/07/04&&..........................................         9,500
             Sigma Finance Inc.
    50,000     1.820%& 10/01/04&&#.........................................        50,000
   200,000     1.840%& 10/01/04&&#.........................................       199,999
   185,000     1.530%& 10/12/04#...........................................       184,999
   450,000     1.710%& 10/12/04&&#.........................................       449,995
   237,000     1.735%& 10/12/04&&#.........................................       237,002
   100,000     1.600%& 10/27/04&&#.........................................        99,994
             Sigma Finance Inc., MTN
   250,000     1.710%& 10/15/04&&#.........................................       249,941
   100,000     1.738%& 10/15/04&&#.........................................        99,976
             SLM Corporation
   100,000     1.680%& 10/01/04&&#.........................................        99,984
    48,045     2.060%& 12/15/04&&..........................................        48,151
   188,000     2.496% 07/01/05.............................................       188,393
    86,000   SMM Trust 2003-M
               1.880%& 12/15/04#...........................................        86,000
     5,990   SMM Trust 2004-G
               1.925%& 12/03/04&&#.........................................         5,990
             SMM Trust 2004-H
     9,990     2.055%& 12/23/04&&#.........................................         9,990
   114,000     1.930%& 09/23/05&&#.........................................       114,000
     2,155   Somar LLC
               2.010%& 10/07/04&&#.........................................         2,155
     4,665   South Georgia Motor Sports Park
               1.890%& 10/07/04&&..........................................         4,665
    20,000   Southtrust Bank N.A.
               1.754%& 11/02/04&&..........................................        20,012
    20,000   St. George Wellness Center
               1.840%& 10/06/04&&..........................................        20,000
    18,130   Suncoast Beverage Sales, Ltd.
               1.870%& 10/07/04&&#.........................................        18,130
     5,900   Supreme Beverage Company
               1.940%& 10/07/04&&..........................................         5,900
     9,735   Tack Capital Company
               1.840%& 10/07/04&&..........................................         9,735
     4,730   Talons Lake LLC
               1.890%& 10/07/04&&..........................................         4,730
             Tango Finance Corporation
    35,000     1.630%& 10/25/04#...........................................        35,000
    60,000     1.805%& 10/27/04&&#.........................................        59,994
     2,160   Temple Beth AHM
               1.990%& 10/07/04&&..........................................         2,160
     5,825   TIM-BAR Corporation
               1.910%& 10/06/04&&..........................................         5,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   36,000   Toyota Motor Credit Corporation
               1.798%& 10/12/04&&..........................................   $    36,040
     8,397   Turf Valley Inc.
               1.890%& 10/07/04&&#.........................................         8,397
     8,460   United Steel Deck Inc.
               1.860%& 10/07/04&&#.........................................         8,460
    15,210   Valleydale Baptist Church
               1.940%& 10/07/04&&..........................................        15,210
     5,540   Venezia Enterprises
               1.890%& 10/07/04&&#.........................................         5,540
       440   Wallace Enterprises LP
               1.870%& 10/07/04&&..........................................           440
     7,525   West Ridge Enterprises
               1.910%& 10/06/04&&#.........................................         7,525
    30,000   Whistlejacket Capital LLC
               1.810%& 10/01/04&&#.........................................        29,994
    85,000   Whistlejacket Capital Ltd.
               1.820%& 10/01/04&&#.........................................        84,997
             White Pine Finance LLC
   107,000     1.810%& 10/01/04&&#.........................................       106,979
    34,000     1.673%& 10/08/04&&#.........................................        33,991
   120,000     1.715%& 10/15/04&&#.........................................       119,996
    42,000     1.800%& 10/28/04&&..........................................        41,996
     2,925   Wilson Real Estate II
               1.890%& 11/01/04&&..........................................         2,925
                                                                              -----------
                                                                                7,271,412
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $15,666,263)..........................................    15,666,263
                                                                              -----------
             EXTENDABLE COMMERCIAL
               NOTES -- 3.6%
    50,000   Ajax Bambino Funding Inc.
               Discount note 10/07/04#.....................................        49,987
             Brahms Funding Corporation
    43,850     Discount note 11/09/04#.....................................        43,762
    37,350     Discount note 11/09/04#.....................................        37,275
             Citibank Credit Card Issuance Trust
   150,000     Discount note 10/19/04#.....................................       149,868
   100,000     Discount note 10/20/04#.....................................        99,907
   100,000     Discount note 11/17/04#.....................................        99,762
             Citibank Credit Card Master Trust
    80,000     Discount note 10/13/04#.....................................        79,959
   200,000     Discount note 11/18/04#.....................................       199,517
    23,000   CNN Bluegrass I LLC
               1.891%& 10/20/04&&#.........................................        23,000
             Discover Card Master Trust
   122,000     Discount note 10/06/04#.....................................       121,971
    23,700     Discount note 10/14/04......................................        23,687
    52,000     Discount note 11/10/04#.....................................        51,896
   177,855     Discount note 11/22/04#.....................................       177,385
             MBNA Credit Card Master Trust
    50,000     Discount note 10/14/04#.....................................        49,972
    26,998     Discount note 10/14/04......................................        26,983

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             EXTENDABLE COMMERCIAL NOTES -- (CONTINUED)
$  228,600     Discount note 11/18/04#.....................................   $   228,043
   100,000     Discount note 11/18/04#.....................................        99,756
             Monument Gardens Funding LLC
    30,000     Discount note 11/22/04......................................        29,922
   125,000     Discount note 11/22/04......................................       124,670
    60,000   Morgan Stanley
               Discount note 10/14/04#.....................................        59,967
             Thornburg Mortgage Capital Resources
    60,000     Discount note 10/06/04#.....................................        59,986
   100,000     Discount note 10/14/04#.....................................        99,935
                                                                              -----------
             TOTAL EXTENDABLE COMMERCIAL NOTES
               (Cost $1,937,210)...........................................     1,937,210
                                                                              -----------
             FUNDING AGREEMENTS -- 1.9%
   100,000   GE Life Annuity
               1.830%& 11/24/04&&@@........................................       100,000
    50,000   Jackson National Life Insurance Company
               1.964%& 12/14/04&&@@........................................        50,000
   300,000   Monumental Life
               1.800%& 10/01/04&&@@........................................       300,000
             Transamerica Occidental Life Insurance Company
   100,000     1.760%& 10/01/04&&@@........................................       100,000
   117,000     1.890%& 10/01/04&&@@........................................       117,000
   125,000     2.050%& 10/01/04&&@@........................................       125,000
    20,000     1.820%& 11/01/04&&@@........................................        20,000
   182,000   Travelers Insurance
               1.780%& 10/29/04&&@@........................................       182,000
                                                                              -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $994,000).............................................       994,000
                                                                              -----------
             MORTGAGE-BACKED SECURITIES -- 4.4%
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.4%
   195,000   Aire Valley Mortgages, Series 2004-1A, Class 1A,
               1.840% 10/05/04&&#..........................................       195,000
    74,937   Granite Mortgages plc, Series 2004-1, Class 1A1,
               1.771%& 10/20/04&&..........................................        74,937
   650,000   Holmes Financing plc, Series 8, Class 1A,
               1.710%& 10/15/04&&..........................................       650,000
   575,000   Permanent Financing plc, Series 3, Class 1A,
               1.700%& 10/12/04&&..........................................       575,000
   365,000   Permanent Financing plc, Series 4, Class 1A,
               1.690%& 10/12/04&&..........................................       365,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$  248,000   Permanent Financing plc, Series 5, Class 1A,
               1.720%& 10/12/04&&..........................................   $   248,000
   251,664   Residential Mortgage Securities, Series 17A, Class A1,
               1.760%& 10/13/04&&#.........................................       251,664
                                                                              -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $2,359,601)...........................................     2,359,601
                                                                              -----------
             MUNICIPAL BONDS AND
               NOTES -- 2.3%
             ALABAMA -- 0.0%+
     8,300   Albertville, Alabama Industrial Development Board Revenue,
               (Mitchell Grocery Project) Series 2004, (Regions Bank LOC),
               1.890%& 10/07/04&&..........................................         8,300
     8,000   Montgomery, Alabama Revenue, (Riverfront Project) Series 2003,
               (Southtrust Bank N.A. LOC),
               1.890%& 10/07/04&&..........................................         8,000
     6,985   University of Alabama Revenue, Series 2004B, (MBIA Insured,
               Southtrust Bank N.A. SBPA),
               1.840%& 10/07/04&&..........................................         6,985
                                                                              -----------
                                                                                   23,285
                                                                              -----------
             ALASKA -- 0.1%
    32,255   Alaska State Housing Finance Corporation, Series 2001C, (MBIA
               Insured, GO of Corporation),
               1.800%& 10/07/04&&..........................................        32,255
                                                                              -----------
             CALIFORNIA -- 0.5%
    72,470   California Housing Finance Agency Revenue, Series 2000K, (FSA
               Insured),
               1.800%& 10/06/04&&..........................................        72,470
    53,200   California Housing Finance Agency Revenue, Series 2000R,
               (AMBAC Insured, Westdeutsche Landesbank LOC, Bayerische
               Landesbank LOC, KBC Bank NV LOC),
               1.850%& 10/06/04&&..........................................        53,200
    19,240   California Statewide Communities Development Authority TRAN,
               Series 2004C-1, (FSA Insured),
               3.000% 06/30/05.............................................        19,303

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CALIFORNIA -- (CONTINUED)
$   28,435   Pasadena, California Public Financing Authority, Lease
               Revenue, (Paseo Colorado Package Facility Program) Series
               2000, (AMBAC Insured, KBC Bank NV SBPA),
               1.800%& 10/07/04&&..........................................   $    28,435
     1,000   San Jose, California Redevelopment Agency Revenue, Series
               2002H, (Bank of New York LOC),
               1.840%& 10/06/04&&..........................................         1,000
    11,250   San Jose, California Redevelopment Agency Revenue, Series
               2003A, (JP Morgan Chase Bank LOC),
               1.840%& 10/06/04&&..........................................        11,250
    22,000   Santa Rosa, California Rancheria Tachi Yokut Tribe Revenue,
               Series 2004, (Bank One N.A. LOC),
               1.830%& 10/07/04&&..........................................        22,000
                                                                              -----------
                                                                                  207,658
                                                                              -----------
             COLORADO -- 0.2%
    35,000   Colorado Housing and Finance Authority, Series 2003, (JP
               Morgan Chase Bank SBPA),
               1.840%& 10/06/04&&..........................................        35,000
    55,300   Colorado Housing and Finance Authority, Single Family Mortgage
               Revenue, Series 2003B-2, (JP Morgan Chase Bank SBPA),
               1.840%& 10/06/04&&..........................................        55,300
     1,005   Denver City and County, Colorado Certificates of
               Participation, Series 2002B, (MBIA Insured, Bank One
               Colorado, N.A. SBPA),
               1.830%& 10/06/04&&..........................................         1,005
     7,000   Denver, Colorado City and County Certificates of
               Participation, (Justice Center Site Project) Series 2002C,
               (JP Morgan Chase Bank LOC),
               1.840%& 10/06/04&&..........................................         7,000
                                                                              -----------
                                                                                   98,305
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CONNECTICUT -- 0.1%
$    9,505   Connecticut State Development Authority Industrial Development
               Revenue, (Latex Foam International Project) Series 2002,
               (Wachovia Bank N.A. LOC),
               1.890%& 10/07/04&&..........................................   $     9,505
    38,100   Connecticut State Housing Finance Authority Revenue, (Housing
               Mortgage Finance Program) Series 2002C-3, (FHLB SBPA),
               1.800%& 10/07/04&&..........................................        38,100
                                                                              -----------
                                                                                   47,605
                                                                              -----------
             DISTRICT OF COLUMBIA -- 0.0%+
     7,500   District Columbia Revenue (National Realtors Project) Series
               2003B,
               (Suntrust Bank LOC),
               1.770%& 10/06/04&&..........................................         7,500
                                                                              -----------
             FLORIDA -- 0.3%
    15,500   Florida Housing Finance Agency Revenue, Series 1993, (MBIA
               Insured, Westdeutsche Landesbank SBPA),
               1.830%& 10/07/04&&..........................................        15,500
    68,150   Florida Housing Finance Corporation Revenue, Series 2000A,
               (AMBAC Insured, Westdeutsche Landesbank SBPA),
               1.830%& 10/07/04&&..........................................        68,150
    34,250   Florida Housing Financing Corporation Revenue, (Taxable -
               Affordable Housing Project) Series 1999A, (MBIA Insured,
               Westdeutsche Landesbank SBPA),
               1.830%& 10/07/04&&..........................................        34,250
    34,500   Florida Housing Financing Corporation Revenue, Series 2002A,
               (AMBAC Insured, SBPA Dexia Credit Local),
               1.830%& 10/07/04&&..........................................        34,500
                                                                              -----------
                                                                                  152,400
                                                                              -----------
             GEORGIA -- 0.1%
       500   Burke County, Georgia Development Authority IDR, (Fleetguard
               Income Project) Series 2003, (Fifth Third Bank LOC),
               1.840%& 10/07/04&&..........................................           500

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             GEORGIA -- (CONTINUED)
$    3,500   Columbus, Georgia Development Authority Revenue, (Fairfield
               Inn Project) Series 2003, (Regions Bank LOC),
               1.890%& 10/07/04&&..........................................   $     3,500
     4,900   Columbus, Georgia Development Authority Revenue, (Residence
               Inn Project) Series 2003, (Regions Bank LOC),
               1.890%& 10/07/04&&..........................................         4,900
    15,000   Columbus. Georgia Development Authority Revenue, Limited
               Obligation Columbus Foundry, Series 1999, (Bank of Nova
               Scotia LOC),
               1.840%& 10/07/04&&..........................................        15,000
    13,210   Talbot County, Georgia Development Authority IDR, (Junction
               City Mining Company Project) Series 2000, (First Union
               National Bank LOC),
               1.890%& 10/07/04&&..........................................        13,210
                                                                              -----------
                                                                                   37,110
                                                                              -----------
             ILLINOIS -- 0.0%+
    11,700   Illinois Health Facilities Authority Revenue, Series 2002B,
               (Fifth Third Bank LOC),
               1.820%& 10/06/04&&..........................................        11,700
     4,250   Winnebago County, Illinois Industrial Revenue, (Seward Screw
               Production Project) Series 2001, AMT, (Alpine Bank of
               Illinois LOC, Federal Home Loan Bank LOC),
               1.940%& 10/07/04&&..........................................         4,250
                                                                              -----------
                                                                                   15,950
                                                                              -----------
             KANSAS -- 0.0%+
     7,600   Manhattan, Kansas IDR, (Florence Corporation of Kansas
               Project)
               Series 2003, (Harris Trust Company of California LOC),
               1.880%& 10/07/04&&..........................................         7,600
                                                                              -----------
             MARYLAND -- 0.0%+
     3,090   Maryland State Industrial Development Financing Authority
               Economic Development Revenue, (Chesapeake Biology Lab
               Project) Series 1998, (First Union National Bank),
               1.910%& 10/07/04&&#.........................................         3,090
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             MASSACHUSETTS -- 0.0%+
$    1,750   Massachusetts State Development Financing Agency, Assisted
               Living Facilities Revenue, (Whalers Cove Project) Series
               2001B, (First Union National Bank LOC),
               2.010%& 10/07/04&&..........................................   $     1,750
    20,000   Massachusetts State Housing Finance Agency Housing Revenue,
               (Avalon Flanders Project) Series 2004A, (JP Morgan Chase
               Bank LOC),
               1.830%& 10/07/04&&..........................................        20,000
                                                                              -----------
                                                                                   21,750
                                                                              -----------
             MICHIGAN -- 0.0%+
       950   Michigan State Housing Development Authority, Multi-Family
               Revenue, Series 2003, (FHLB LOC),
               1.960%& 10/07/04&&..........................................           950
    16,000   Michigan State Housing Development Authority, Series 2003D,
               (FSA Insured, Dexia Credit Local Liquidity Facility),
               1.800%& 10/06/04&&..........................................        16,000
                                                                              -----------
                                                                                   16,950
                                                                              -----------
             MINNESOTA -- 0.0%+
     6,995   Minnesota State Higher Education Facilities Authority Revenue,
               (Concordia University Project) Series 2003, (U.S. Bank N.A.
               LOC),
               1.890%& 10/01/04&&..........................................         6,995
                                                                              -----------
             MISSISSIPPI -- 0.3%
    15,000   Mississippi Business Financing Corporation IDR, (Telepex Inc.
               Project) Series 2000, (First Union National Bank LOC),
               1.840%& 10/07/04&&..........................................        15,000
     9,305   Mississippi Business Financing Corporation Revenue, Series
               1997B, (First Union National Bank LOC),
               1.910%& 10/07/04&&..........................................         9,305
   140,000   Mississippi State GO, (Taxable Nissan Project) Series 2003B,
               (Dexia Credit Local SBPA),
               1.810%& 10/06/04&&..........................................       140,000
                                                                              -----------
                                                                                  164,305
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             NEW JERSEY -- 0.0%+
$      800   New Jersey Economic Development Authority Revenue, (Melrich
               Road Project) Series 2002B, (Wachovia Bank N.A.),
               2.040%& 10/07/04&&..........................................   $       800
       965   New Jersey Economic Development Authority Revenue, (PB Tower
               LLC Project) Series 2001, (First Union National Bank LOC),
               1.990%& 10/07/04&&..........................................           965
     6,670   New Jersey Economic Development Authority Revenue, Series
               1997,
               (First Union National Bank LOC),
               1.890%& 10/06/04&&..........................................         6,670
                                                                              -----------
                                                                                    8,435
                                                                              -----------
             NEW YORK -- 0.2%
     3,240   Clinton County, New York Industrial Development Agency IDR,
               (Bombardier Corporation Project) Series 1997A, (Marine
               Midland Bank LOC),
               2.150%& 10/07/04&&..........................................         3,240
    41,900   New York State Housing Finance Agency Revenue, (Taxable -- 900
               8th Avenue Housing Project) Series 2002B, (Key Bank, N.A.
               LOC),
               1.820%& 10/06/04&&..........................................        41,900
    22,900   New York State Housing Finance Agency Revenue, Series 2000,
               (FNMA Liquidity Facility),
               1.840%& 10/06/04&&..........................................        22,900
    11,130   New York State Housing Finance Agency Revenue, Series 2000B,
               (Key Bank N.A.),
               1.840%& 10/06/04&&..........................................        11,130
     8,000   New York State Housing Finance Agency Revenue, Series 2001,
               (FNMA Liquidity Facility),
               1.840%& 10/06/04&&..........................................         8,000
     4,700   New York, New York City Housing Development Corporation
               Mortgage Revenue, Series 2003, (Keybank N.A. LOC),
               1.820%& 10/06/04&&..........................................         4,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             NEW YORK -- (CONTINUED)
$    6,200   New York, New York City Housing Development Corporation
               Multi-Family Revenue, Series 2003, (HSBC Bank USA LOC),
               1.830%& 10/06/04&&..........................................   $     6,200
    12,765   New York, New York City Housing Development Corporation,
               Multi-Family Housing Revenue, Series 2002, (Bayerische
               Landesbank LOC),
               1.840%& 10/06/04&&..........................................        12,765
                                                                              -----------
                                                                                  110,835
                                                                              -----------
             SOUTH CAROLINA -- 0.0%+
     1,000   South Carolina Jobs Economic Development Authority Hospital
               Facility Revenue, (Taxable Cannon Memorial Hospital Project)
               Series 2004, (National Bank of South Carolina LOC),
               1.910%& 10/07/04&&..........................................         1,000
                                                                              -----------
             TENNESSEE -- 0.0%+
     4,025   Hamilton County, Tennessee Industrial Development Board IDR,
               Series 1999, (First Union National Bank LOC),
               1.960%& 10/07/04&&..........................................         4,025
       450   Memphis, Tennessee Health Educational and Housing Facilities
               Board Revenue, (Springdale Creek Project) Series 2003B,
               (First Tennessee Bank LOC),
               2.000%& 10/07/04&&..........................................           450
                                                                              -----------
                                                                                    4,475
                                                                              -----------
             TEXAS -- 0.1%
    44,440   Harris County - Houston, Texas, Sports Authority Special
               Revenue, Jr. Lien, Series 2001D, (MBIA Insured, Morgan
               Guaranty Trust SBPA),
               1.860%& 10/07/04&&..........................................        44,440
    23,935   Texas State GO, Taxable Veteran Housing, Series 2003, (Dexia
               Credit Local SBPA),
               1.840%& 10/06/04&&..........................................        23,935
     9,480   Texas State GO, Taxable Veterans Land, Series 2003, (State
               Street
               Bank and Trust Company SBPA),
               1.850%& 10/05/04&&..........................................         9,480
                                                                              -----------
                                                                                   77,855
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             VIRGINIA -- 0.3%
$  140,000   Virginia State Housing Development Authority Commonwealth
               Revenue, Series 1996E,
               1.840%& 10/06/04&&..........................................   $   140,000
                                                                              -----------
             WISCONSIN -- 0.1%
     9,000   Wisconsin Heart Hospital LLC Revenue, Series 2003, (Bank One
               N.A. LOC),
               1.840%& 10/06/04&&..........................................         9,000
    19,615   Wisconsin Housing and Economic Development Authority Home
               Ownership Revenue, Series 2003, (GO of Authority,
               Westdeutsche
               Landesbank SBPA),
               1.860%& 10/05/04&&..........................................        19,615
                                                                              -----------
                                                                                   28,615
                                                                              -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $1,213,973)...........................................     1,213,973
                                                                              -----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 28.0%
             FEDERAL FARM CREDIT BANK
               (FFCB) -- 0.2%
   100,000     1.770%& 10/01/04&&..........................................        99,991
                                                                              -----------
             FEDERAL HOME LOAN BANK
               (FHLB) -- 11.4%
   525,000     1.755%& 10/01/04&&..........................................       524,815
   175,000     1.800%& 10/01/04&&..........................................       175,000
   100,000     1.580%& 10/02/04&&..........................................        99,989
   125,000     1.585%& 10/02/04&&..........................................       125,005
   125,000     1.800%& 10/07/04&&..........................................       125,010
   100,000     1.569%& 11/03/04&&..........................................        99,953
    50,000     1.460% 11/17/04.............................................        50,000
    35,000     1.430% 12/01/04.............................................        35,000
   150,000     1.500% 12/07/04.............................................       150,000
    50,000     1.510% 12/08/04.............................................        50,000
   600,000     1.725%& 12/08/04&&..........................................       599,690
   925,000     1.795%& 12/15/04&&..........................................       924,923
   190,000     1.840%& 12/21/04&&..........................................       189,982
   275,000     1.483%& 01/05/05&&..........................................       274,853
   125,000     1.400% 02/25/05.............................................       125,000
   150,000     1.450% 03/11/05.............................................       149,987
    50,000     1.380% 03/28/05.............................................        50,000
   350,000     1.350% 04/15/05.............................................       350,000
   201,000     1.380% 04/15/05.............................................       201,000
   394,350     1.380% 04/15/05.............................................       394,320
    70,000     1.400% 04/15/05.............................................        69,982
   670,000     1.300% 04/25/05.............................................       670,000
   275,000     1.550% 05/04/05.............................................       275,000
   400,000     1.550% 05/04/05.............................................       400,000
                                                                              -----------
                                                                                6,109,509
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.5%
$  650,000     1.590%& 10/01/04&&..........................................   $   649,934
    10,000     Discount note 10/05/04......................................         9,998
   680,000     1.500%& 10/21/04&&..........................................       680,000
   850,000     1.624%& 11/01/04&&..........................................       849,915
   320,000     1.825%& 12/09/04&&..........................................       320,000
   454,000     1.805%& 12/20/04&&..........................................       453,985
                                                                              -----------
                                                                                2,963,832
                                                                              -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 10.9%
   300,000     1.470%& 10/01/04&&..........................................       299,803
   200,000     1.565%& 10/03/04&&..........................................       199,987
   200,000     1.603%& 10/08/04&&..........................................       199,888
   100,000     Discount note 10/15/04......................................        99,947
   400,000     1.510%& 10/18/04&&..........................................       399,964
   125,000     1.751%& 10/18/04&&..........................................       125,000
   766,000     1.562%& 10/28/04&&..........................................       765,909
   200,000     Discount note 11/12/04......................................       199,674
 1,000,000     Discount note 11/15/04......................................       998,426
   345,000     Discount note 11/22/04......................................       344,108
   550,000     1.680%& 12/06/04&&..........................................       549,691
   116,000     1.740%& 12/09/04&&..........................................       115,919
   567,400     1.485%& 01/06/05&&..........................................       567,112
   405,000     Discount note 03/15/05......................................       401,659
   500,445     Discount note 04/01/05......................................       496,657
    92,895     Discount note 04/29/05......................................        91,922
                                                                              -----------
                                                                                5,855,666
                                                                              -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $15,028,998)..........................................    15,028,998
                                                                              -----------
             U.S. TREASURY OBLIGATIONS -- 0.1%
               (Cost $50,040)
             U.S. TREASURY NOTES -- 0.1%
    50,000     1.500% 02/28/05.............................................        50,040
                                                                              -----------
             REPURCHASE AGREEMENTS -- 8.6%
   214,255   Agreement with Barclays Capital Inc., 1.770% dated 09/30/04 to be repurchased at $214,265 on 10/01/04 collateralized by:
               U.S. Treasury Obligations; collateral valued at $218,540....       214,255
 1,000,000   Agreement with Countrywide Home Loans, Inc., 1.900% dated
               09/30/04 to be repurchased at $1,000,053 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations
               and U.S. Treasury Obligations; collateral valued at
               $1,020,000..................................................     1,000,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  150,000   Agreement with Credit Suisse First Boston Corporation, 1.920%
               dated 09/30/04 to be repurchased at $150,008 on 10/01/04
               collateralized by: Various Commercial Paper and Various
               Certificates of Deposit; collateral valued at $153,004......   $   150,000
   411,000   Agreement with Dresdner Kleinwort Benson North America LLC,
               2.000% dated 09/30/04 to be repurchased at $411,023 on
               10/01/04 collateralized by: U.S. Treasury Obligations;
               collateral valued at $419,221...............................       411,000
 1,000,000   Agreement with Goldman Sachs and Company, 1.900% dated
               09/30/04 to be repurchased at $1,000,053 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations
               and Various Commercial Paper; collateral valued at
               $1,020,000..................................................     1,000,000
   740,777   Agreement with Goldman Sachs and Company, 1.973% dated
               09/30/04 to be repurchased at $740,818 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $755,593...............................       740,777
   100,000   Agreement with J.P. Morgan Securities Inc., 1.920% dated
               09/30/04 to be repurchased at $100,005 on 10/01/04
               collateralized by: Various Commercial Paper; collateral
               valued at $102,003..........................................       100,000
   900,000   Agreement with Merrill Lynch Government Securities Inc.,
               1.920% dated 09/30/04 to be repurchased at $900,048 on
               10/01/04 collateralized by: Various Commercial Paper;
               collateral valued at $918,002...............................       900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$    4,433   Agreement with UBS Warburg,
               1.740% dated 09/30/04 to be repurchased at $4,433 on
               10/01/04 collateralized by: U.S. Treasury Obligations;
               collateral valued at $4,523.................................   $     4,433
   100,000   Agreement with UBS Warburg,
               1.950% dated 09/30/04 to be repurchased at $100,005 on
               10/01/04 collateralized by: U.S. Government and Agency
               Obligations; collateral valued at $102,003..................       100,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $4,620,465)...........................................     4,620,465
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $54,371,395*)...............................     101.4%   54,371,395
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................      (1.4)%    (735,007)
                                                                              -----------
             NET ASSETS..........................................     100.0%  $53,636,388
                                                                              ===========

---------------

 *Federal income tax information (see Note 8).

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2004.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

 @@
  Restricted security (see Note 6).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.7%
            ASSET-BACKED -- OTHER -- 1.7%
$  42,500   Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
              1.849%& 10/18/04&&@@........................................   $   42,500
    7,046   G-Star Ltd., Series 2002-2A, Class A1MB,
              1.900%& 10/27/04&&@@........................................        7,046
    5,356   John Deere Owner Trust, Series 2004-A, Class A1,
              1.140% 05/13/05.............................................        5,356
   50,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
              2.130%& 03/15/05@@..........................................       50,009
   50,000   Winston Funding Ltd., Series 2003-1, Class A1MB,
              1.690%& 10/25/04&&@@........................................       50,000
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $154,911).............................................      154,911
                                                                             ----------
            BANK OBLIGATIONS -- 20.8%
            BANK NOTES -- 1.3%
  115,000   Fifth Third Bank
              1.800%& 10/01/04&&..........................................      114,993
                                                                             ----------
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.7%
   50,000   Chase Manhattan Bank USA N.A.
              1.700%& 10/12/04&&..........................................       50,000
   50,000   Wachovia Bank N.A.
              1.800%& 10/01/04&&..........................................       50,000
   50,000   Wells Fargo Bank N.A.
              1.790%& 10/01/04&&..........................................       49,999
                                                                             ----------
                                                                                149,999
                                                                             ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 12.5%
   91,500   Banque National De Paris (New York)
              1.793%& 10/01/04&&..........................................       91,489
            Barclays Bank plc, (New York)
   50,000     1.800%& 10/01/04&&..........................................       49,997
  150,000     1.800%& 10/01/04&&..........................................      149,997
            Credit Agricole Indosuez, (New York)
   50,000     1.795%& 10/01/04&&..........................................       49,995
  150,000     1.795%& 10/01/04&&..........................................      149,987
  110,000     1.713%& 10/17/04&&..........................................      109,985
   50,000     1.465% 11/17/04.............................................       49,999
            Credit Suisse First Boston,
              (New York)
   50,000     1.791%& 10/20/04&&..........................................       50,000
   50,000     2.445% 10/07/05.............................................       50,000
   25,000   Danske Bank, (New York)
              1.860%& 12/23/04............................................       24,998
   75,000   Societe Generale, (New York)
              1.675%& 10/12/04&&..........................................       74,995
   75,000   Swedbank (New York)
              1.765%& 10/21/04&&..........................................       74,997

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT --
              YANKEE -- (CONTINUED)
$ 100,000   Toronto Dominion Bank, (New York)
              2.350% 09/08/05.............................................   $   99,977
  100,000   Unicredito Italiano, (New York)
              2.365% 09/12/05.............................................       99,977
                                                                             ----------
                                                                              1,126,393
                                                                             ----------
            PROMISSORY NOTES -- 2.0%
  140,000   Goldman Sachs Group Inc.
              1.810%& 10/13/04&&@@........................................      140,000
   44,500   Saturn Ventures II Inc.
              1.766%& 10/07/04&&@@........................................       44,500
                                                                             ----------
                                                                                184,500
                                                                             ----------
            TIME DEPOSITS -- EURO -- 3.3%
  300,000   Societe Generale
              1.875% 10/01/04.............................................      300,000
                                                                             ----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,875,885)...........................................    1,875,885
                                                                             ----------
            CORPORATE OBLIGATIONS -- 29.4%
            COMMERCIAL PAPER -- 13.7%
   75,000   Aspen Funding Corporation
              Discount note 11/23/04#.....................................       74,799
   27,045   Barton Capital Corporation
              Discount note 11/16/04#.....................................       26,982
   25,000   Bavaria TRR Corporation
              Discount note 10/15/04#.....................................       24,983
   75,000   Blue Bell Funding Corporation
              Discount note 11/22/04#.....................................       74,801
  125,000   Citigroup Global Markets
              Discount note 10/21/04......................................      124,879
   40,000   CRC Funding LLC
              Discount note 11/17/04#.....................................       39,905
   25,000   CXC LLC
              Discount note 10/13/04#.....................................       24,987
   25,000   Edison Asset Securitization LLC
              Discount note 10/15/04#.....................................       24,985
   25,000   Eiffel Funding LLC
              Discount note 10/18/04@@....................................       24,982
   10,000   Fairway Finance Corporation
              Discount note 11/18/04#.....................................        9,976
   45,000   Galaxy Funding Inc.
              Discount note 11/19/04#.....................................       44,889
   25,000   Gemini Securitization LLC
              Discount note 10/15/04#.....................................       24,985
            General Electric Capital Corporation
   25,000     Discount note 10/12/04......................................       24,988
   50,000     Discount note 11/17/04......................................       49,881
   25,000     Discount note 02/09/05......................................       24,841
            Goldman Sachs Group, Inc.
   30,000     1.768%& 10/18/04&&..........................................       30,000
   20,000     1.590%& 10/19/04&&..........................................       20,000
            Grampian Funding LLC
   40,000     Discount note 10/14/04#.....................................       39,978
   25,000     Discount note 10/20/04#.....................................       24,977
            Greyhawk Funding LLC
   45,000     Discount note 10/14/04#.....................................       44,975

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$  50,000     Discount note 11/18/04#.....................................   $   49,879
   50,000     Discount note 11/19/04#.....................................       49,877
   26,000   Harrier Finance Funding US LLC
              Discount note 10/25/04......................................       25,973
   50,000   HBOS Treasury Services plc
              Discount note 10/14/04......................................       49,973
            Leafs LLC
   15,000     1.821%& 10/20/04&&@@........................................       15,000
   50,000     1.821%& 10/20/04&&@@........................................       50,000
   50,000     1.821%& 10/20/04&&@@........................................       50,000
   60,000   Mane Funding Corporation
              Discount note 11/23/04#.....................................       59,839
   25,000   Preferred Receivables Funding
              Discount note 10/28/04#.....................................       24,967
            Scaldis Capital LLC
   22,543     Discount note 10/12/04#.....................................       22,533
   16,892     Discount note 10/15/04#.....................................       16,882
   36,400   Windmill Funding Corporation
              Discount note 10/21/04#.....................................       36,365
                                                                             ----------
                                                                              1,232,081
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 15.7%
    6,265   Acton Assisted Living
              2.010%& 10/01/04&&..........................................        6,265
   31,000   Beta Finance Inc., MTN
              1.808%& 10/01/04&&#.........................................       31,000
   20,000   Citigroup Inc.
              1.780%& 11/19/04&&..........................................       20,014
   46,000   General Electric Capital Corporation
              2.005%& 10/15/04&&..........................................       46,040
   40,000   K2 (USA) LLC
              1.776%& 10/20/04&&#.........................................       40,000
            Links Finance LLC
  100,000     1.656%& 10/07/04&&#.........................................       99,993
   75,000     1.810%& 10/27/04&&#.........................................       75,000
   50,000     1.730%& 11/26/04&&#.........................................       50,007
   60,000     2.180% 07/15/05#............................................       59,995
   65,000   Merrill Lynch and Company, Inc., MTN, Series C
              1.730%& 12/01/04&&..........................................       65,000
  100,000   Morgan Stanley, MTN, Series C
              1.880%& 10/15/04&&..........................................      100,000
            Premier Asset LLC
   25,000     1.813%& 10/01/04&&#.........................................       24,997
   50,000     1.720%& 10/15/04&&#.........................................       50,000
    6,790   Schlitz Park Associates II LP
              1.930%& 10/01/04&&..........................................        6,790
            Sigma Finance Inc.
   50,000     1.820%& 10/01/04&&#.........................................       50,000
   60,000     1.530%& 10/12/04#...........................................       60,000
   30,000     1.710%& 10/12/04&&#.........................................       30,000
   25,000     1.735%& 10/12/04&&#.........................................       25,000
  130,000     1.600%& 10/25/04&&#.........................................      129,991
   50,000     1.710%& 10/15/04&&#.........................................       49,988
   15,000   SMM Trust 2003-M
              2.005%& 12/15/04#...........................................       15,000
            Toyota Motor Credit Corporation
   30,000     1.798%& 10/12/04&&..........................................       30,033
   52,000     1.575%& 10/21/04&&..........................................       51,991

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CORPORATE BONDS AND
              NOTES -- (CONTINUED)
$  55,000     1.895%& 12/30/04&&..........................................   $   54,995
  190,000   Wells Fargo and Company, Series E
              1.878%& 12/17/04&&..........................................      190,033
            White Pine Finance LLC
   30,000     1.715%& 10/15/04&&#.........................................       29,999
   24,000     1.783%& 10/23/04&&#.........................................       23,998
                                                                             ----------
                                                                              1,416,129
                                                                             ----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $2,648,210)...........................................    2,648,210
                                                                             ----------
            EXTENDABLE COMMERCIAL
              NOTES -- 3.4%
   50,000   Ajax Bambino Funding Inc.
              Discount note 10/07/04#.....................................       49,986
   20,000   Citibank Credit Card Master Trust
              Discount note 10/13/04#.....................................       19,990
            Discover Card Master Trust
   20,000     Discount note 10/14/04......................................       19,989
   25,000     Discount note 11/10/04#.....................................       24,950
   50,000     Discount note 11/23/04#.....................................       49,867
            MBNA Credit Card Master Trust
   50,000     Discount note 10/14/04#.....................................       49,972
   25,000     Discount note 10/14/04......................................       24,986
   35,000     Discount note 11/18/04#.....................................       34,915
   30,000   Morgan Stanley
              Discount note 10/14/04#.....................................       29,984
                                                                             ----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $304,639).............................................      304,639
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 5.1%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.1%
   33,000   Aire Valley Mortgages, Series 2004-1A, Class 1A,
              1.840%& 10/05/04&&#.........................................       33,000
   16,236   Granite Mortgages plc, Series 2004-1, Class 1A1,
              1.771%& 10/20/04&&..........................................       16,236
  180,000   Holmes Financing plc, Series 8, Class 1A,
              1.710%& 10/15/04&&..........................................      180,000
  115,000   Permanent Financing plc, Series 3, Class 1A,
              1.700%& 10/12/04&&..........................................      115,000
   65,000   Permanent Financing plc, Series 4, Class 1A,
              1.690%& 10/12/04&&..........................................       65,000
   45,658   Residential Mortgage Securities, Series 17A, Class A1,
              1.760%& 10/13/04&&#.........................................       45,658
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $454,894).............................................      454,894
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 4.2%
            CALIFORNIA -- 1.5%
$  26,565   California Housing Finance Agency Revenue, Series 2000R,
              (AMBAC
              Insured, Westdeutsche Landesbank LOC, Bayerische Landesbank
              LOC,
              KBC Bank NV LOC),
              1.850%& 10/06/04&&..........................................   $   26,565
   25,000   California Statewide Communities Development Authority TRAN,
              Series 2004C-1, (FSA Insured),
              3.000% 06/30/05.............................................       25,082
   57,210   Los Angeles, California Department of Water & Power,
              Waterworks Revenue, Series 2004B-1, (Dexia Credit Local
              SPA),
              1.820%& 10/06/04&&..........................................       57,209
   25,000   Los Angeles, California Department of Water & Power,
              Waterworks
              Revenue, Series 2004B-2, (Dexia Credit Local SPA),
              1.840%& 10/06/04&&..........................................       25,000
    5,400   San Jose, California Financing Authority Lease Revenue, Series
              2000C, (MBIA Insured, Morgan Guaranty Trust SPA),
              1.840%& 10/06/04&&..........................................        5,400
                                                                             ----------
                                                                                139,256
                                                                             ----------
            COLORADO -- 0.3%
   20,000   Colorado Housing and Finance Authority, Single Family Revenue,
              Series 2004-A1, (Dexia Credit Local SBPA),
              1.840%& 10/06/04&&..........................................       20,000
    3,000   Denver, Colorado City and County Airport Revenue Refunding,
              Series 2002D, (Societe Generale LOC),
              1.840%& 10/06/04&&..........................................        3,000
                                                                             ----------
                                                                                 23,000
                                                                             ----------
            CONNECTICUT -- 0.7%
   46,435   Connecticut Health and Education Facility Authority Revenue,
              1.700% 10/04/04.............................................       46,434
   14,000   Connecticut State, Housing Finance Authority Revenue, Series
              2001A-4, (AMBAC Insured, FHLB SBPA),
              1.860%& 10/07/04&&..........................................       14,000
                                                                             ----------
                                                                                 60,434
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- 0.2%
$  11,100   Florida Housing Finance Agency Revenue, Series 1993, (MBIA
              Insured, Westdeutsche Landesbank SBPA),
              1.830%& 10/07/04&&..........................................   $   11,100
    8,350   Florida Housing Financing Corporation Revenue, Series 2002A,
              (AMBAC Insured, SBPA Dexia Credit Local),
              1.830%& 10/07/04&&..........................................        8,350
                                                                             ----------
                                                                                 19,450
                                                                             ----------
            MASSACHUSETTS -- 0.1%
    5,600   Massachusetts State Housing Finance Agency, Housing Revenue,
              Series 2004A, (FSA Insured, Dexia Credit Local SBPA),
              1.840%& 10/06/04&&..........................................        5,600
                                                                             ----------
            OHIO -- 0.1%
   13,000   Ohio State, Air Quality Development Authority Revenue, Series
              2004B, (ABN AMRO Bank N.V. LOC),
              1.830%& 10/06/04&&..........................................       13,000
                                                                             ----------
            TEXAS -- 1.2%
   46,200   Texas State, GO, Series 1994A-2, (DEPFA Bank plc SBPA),
              1.840%& 10/06/04&&..........................................       46,200
   15,000   Texas State, GO, Series 1997B-2, (DEPFA Bank plc SBPA),
              1.840%& 10/06/04&&..........................................       15,000
   30,300   Texas State, GO, Series 1999B, (Morgan Guaranty Trust SBPA),
              1.840%& 10/06/04&&..........................................       30,300
   19,550   Texas State, Veteran Housing Assistance, GO, Series 2004,
              (Dexia Credit Local SPA),
              1.840%& 10/06/04&&..........................................       19,550
                                                                             ----------
                                                                                111,050
                                                                             ----------
            WISCONSIN -- 0.1%
    5,000   Wisconsin Housing & Economic Development Authority, Home
              Ownership Revenue, Series 2004B, (GO of Authority,
              Westdeutsche Landesbank AG SPA),
              1.840%& 10/06/04&&..........................................        5,000
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $376,790).............................................      376,790
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 31.1%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.6%
$  50,000     1.800%& 10/01/04&&..........................................   $   50,000
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 14.6%
   50,000     1.755%& 10/01/04&&..........................................       49,982
   75,000     1.800%& 10/01/04&&..........................................       75,000
   50,000     1.580%& 10/02/04&&..........................................       49,994
   75,000     1.585%& 10/02/04&&..........................................       75,003
   65,000     1.750%& 10/26/04&&..........................................       64,987
    5,000     2.000% 11/15/04.............................................        5,003
   25,000     1.500% 12/07/04.............................................       25,000
   40,000     1.510% 12/08/04.............................................       40,000
  275,000     1.725%& 12/08/04&&..........................................      274,857
  124,567     Discount note 02/01/05......................................      123,831
   75,000     1.400% 02/25/05.............................................       75,000
  100,000     1.350% 04/15/05.............................................      100,000
   25,000     1.380% 04/15/05.............................................       25,000
   50,000     1.400% 04/15/05.............................................       49,987
   40,325     1.625% 04/15/05.............................................       40,377
  175,000     1.300% 04/25/05.............................................      175,000
   25,000     1.550% 05/04/05.............................................       25,000
   50,000     1.550% 05/04/05.............................................       50,000
                                                                             ----------
                                                                              1,324,021
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.7%
   50,000     1.590%& 10/01/04&&..........................................       49,995
  150,000     1.500%& 10/21/04&&..........................................      150,000
   75,000     1.624%& 11/01/04&&..........................................       74,992
  150,000     1.825%& 12/09/04&&..........................................      150,000
                                                                             ----------
                                                                                424,987
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 11.2%
  100,000     1.470%& 10/01/04&&..........................................       99,934
   11,000     1.750%& 10/01/04&&..........................................       11,000
   30,000     1.778%& 10/01/04&&..........................................       29,996
   35,130     1.751%& 10/18/04&&..........................................       35,130
  100,000     Discount note 11/03/04......................................       99,873
   55,000     Discount note 11/12/04......................................       54,910
   50,000     Discount note 11/22/04......................................       49,871
  350,000     1.680%& 12/06/04&&..........................................      349,804
   26,000     1.780%& 12/11/04&&..........................................       25,999
  100,000     1.485%& 01/06/05&&..........................................       99,949
   75,574     Discount note 03/04/05......................................       75,078
   75,000     Discount note 03/15/05......................................       74,381
                                                                             ----------
                                                                              1,005,925
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $2,804,933)...........................................    2,804,933
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 5.7%
$ 100,000   Agreement with Credit Suisse First Boston Corporation,
              1.920% dated 09/30/04 to be repurchased at $100,005 on
              10/01/04 collateralized by: Various Commercial Paper;
              collateral valued at $102,002...............................   $  100,000
  259,223   Agreement with Goldman Sachs and Company,
              1.961% dated 09/30/04 to be repurchased at $259,237 on
              10/01/04 collateralized by: U.S. Government and Agency
              Obligations; collateral valued at $264,407..................      259,223
  150,000   Agreement with UBS Warburg,
              1.950% dated 09/30/04 to be repurchased at $150,008 on
              10/01/04 collateralized by: U.S. Government and Agency
              Obligations; collateral valued at $153,002..................      150,000
                                                                             ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $509,223).............................................      509,223
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $9,129,485*)................................     101.4%   9,129,485
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (1.4)%   (126,703)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $9,002,782
                                                                             ==========

---------------

 *Federal income tax information (see Note 8).

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2004.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@
  Restricted security (see Note 6).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
-----------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 31.6%
             U.S. TREASURY BILLS -- 4.3%
$  150,000   Discount note 10/07/04........................................   $  149,968
   100,000   Discount note 10/14/04........................................       99,953
   150,000   Discount note 12/23/04........................................      149,450
                                                                              ----------
                                                                                 399,371
                                                                              ----------
             U.S. TREASURY NOTES -- 27.3%
   545,000   2.125% 10/31/04...............................................      545,258
    89,000   5.875% 11/15/04...............................................       89,492
   385,000   2.000% 11/30/04...............................................      385,414
    90,000   1.750% 12/31/04...............................................       90,084
   625,000   1.625% 01/31/05...............................................      624,678
    55,000   7.500% 02/15/05...............................................       56,281
   150,000   1.500% 02/28/05...............................................      150,120
   338,000   1.625% 03/31/05...............................................      338,523
   195,000   1.625% 04/30/05...............................................      195,192
    50,000   1.250% 05/31/05...............................................       49,872
                                                                              ----------
                                                                               2,524,914
                                                                              ----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $2,924,285)...........................................    2,924,285
                                                                              ----------
             REPURCHASE AGREEMENTS -- 68.3%
   380,000   Agreement with ABN AMRO, 1.770% dated 09/30/04 to be
               repurchased at $380,019 on 10/01/04 collateralized by: U.S.
               Treasury Obligations; collateral valued at $387,600.........      380,000
   380,000   Agreement with Banque National de Paris, 1.740% dated 09/30/04 to be repurchased at $380,018 on 10/01/04 collateralized by:
               U.S. Treasury Obligations; collateral valued at $387,600....      380,000
   400,000   Agreement with Bear Stearns Companies Inc., 1.860% dated
               09/30/04 to be repurchased at $400,021 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $408,000...............................      400,000
   750,000   Agreement with Bear Stearns Companies, Inc., 1.750% dated
               09/30/04 to be repurchased at $750,036 on 10/01/04
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $765,001..........................................      750,000
   750,000   Agreement with Bear Stearns Companies, Inc., 1.760% dated
               09/30/04 to be repurchased at $750,037 on 10/01/04
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $765,902..........................................      750,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
-----------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with Countrywide Home Loans, Inc., 1.750% dated
               09/30/04 to be repurchased at $200,010 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations
               and U.S. Treasury Obligations; collateral valued at
               $204,000....................................................   $  200,000
   200,000   Agreement with Deutsche Bank Securities Inc., 1.200% dated
               03/26/04 to be repurchased at $202,640 on 04/26/05
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $204,001@@........................................      200,000
   380,000   Agreement with First Union National Bank, 1.890% dated
               09/30/04 to be repurchased at $380,020 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $387,600...............................      380,000
   380,000   Agreement with Greenwich Capital Markets Inc., 1.770% dated
               09/30/04 to be repurchased at $380,019 on 10/01/04
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $387,602..........................................      380,000
   300,000   Agreement with J.P. Morgan Securities Inc., 1.860% dated
               09/30/04 to be repurchased at $300,016 on 10/01/04
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $306,001...............................      300,000
 1,395,567   Agreement with UBS Securities Inc., 1.740% dated 09/30/04 to be repurchased at $1,395,634 on 10/01/04 collateralized by:
               U.S. Treasury Obligations; collateral valued at
               $1,423,481..................................................    1,395,567
   420,000   Agreement with UBS Warburg, 1.850% dated 09/30/04 to be
               repurchased at $420,022 on 10/01/04 collateralized by: U.S.
               Government and Agency Obligations; collateral valued at
               $428,402....................................................      420,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
-----------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  380,000   Agreement with Westdeutsche Landesbank Girozentrale, 1.750%
               dated 09/30/04 to be repurchased at $380,018 on 10/01/04
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $387,601..........................................   $  380,000
                                                                              ----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,315,567)...........................................    6,315,567
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $9,239,852*)................................      99.9%   9,239,852
                                                                              ----------
             OTHER ASSETS AND LIABILITIES (NET)..................       0.1%       7,653
                                                                              ----------
             NET ASSETS..........................................             $9,247,505
                                                                      100.0%  ==========

---------------

 *Federal income tax information (see Note 8).

 @@
  Restricted security (see Note 6).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 100.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 34.2%
$  50,000   1.740%& 10/01/04&&..........................................   $   49,998
   75,000   1.750%& 10/01/04&&..........................................       75,000
   50,000   1.770%& 10/01/04&&..........................................       49,995
  275,000   1.780%& 10/01/04&&..........................................      274,978
  225,000   1.790%& 10/01/04&&..........................................      225,000
  150,000   1.800%& 10/01/04&&..........................................      150,000
   40,090   1.155%& 10/14/04&&..........................................       40,087
   50,000   1.780%& 10/27/04&&..........................................       49,991
  350,000   1.740%& 10/29/04&&..........................................      350,001
                                                                           ----------
                                                                            1,265,050
                                                                           ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 65.8%
   62,650   Discount note 10/01/04......................................       62,650
   80,000   1.755%& 10/01/04&&..........................................       79,972
   50,000   1.580%& 10/02/04&&..........................................       49,994
  300,000   1.585%& 10/02/04&&..........................................      300,013
  165,897   Discount note 10/15/04......................................      165,787
   18,500   3.625% 10/15/04.............................................       18,516
  100,000   1.540%& 10/19/04&&..........................................       99,983
   50,000   Discount note 10/22/04......................................       49,956
  250,000   1.736%& 10/25/04&&..........................................      249,992
   30,000   1.750%& 10/26/04&&..........................................       29,994
   50,000   1.569%& 11/03/04&&..........................................       49,977
    2,500   6.250% 11/15/04.............................................        2,515
   40,000   1.460% 11/17/04.............................................       40,000
   55,000   1.430% 12/01/04.............................................       55,000
   20,000   1.500% 12/07/04.............................................       20,000
   10,000   1.510% 12/08/04.............................................       10,000
   50,000   1.745%& 12/12/04&&..........................................       49,976
  200,000   1.795%& 12/15/04&&..........................................      199,983
   15,000   2.125% 12/15/04.............................................       15,028
  100,000   1.840%& 12/21/04&&..........................................       99,998

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK -- (CONTINUED)
$ 100,000   1.835%& 12/27/04&&..........................................   $   99,918
   75,000   1.483%& 01/05/05&&..........................................       74,960
  200,000   1.530%& 01/05/05&&..........................................      199,998
   60,000   1.400% 02/25/05.............................................       60,000
   40,000   1.500% 03/01/05.............................................       39,985
   10,000   1.450% 03/11/05.............................................        9,999
   50,000   1.380% 03/28/05.............................................       50,000
    7,000   1.300% 04/11/05.............................................        6,984
   32,000   1.350% 04/15/05.............................................       32,000
   10,000   1.400% 04/15/05.............................................        9,997
   20,000   1.625% 04/15/05.............................................       20,036
   50,000   1.300% 04/25/05.............................................       50,000
   50,000   1.560% 05/20/05.............................................       50,000
   82,000   1.590% 08/12/05.............................................       81,659
                                                                           ----------
                                                                            2,434,870
                                                                           ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $3,699,920).........................................    3,699,920
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $3,699,920*)..............................     100.0%   3,699,920
                                                                           ----------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.0%+      1,439
                                                                           ----------
            NET ASSETS........................................     100.0%  $3,701,359
                                                                           ==========

---------------

 *Federal income tax information (see Note 8).

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2004.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 +Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.4%
            ALABAMA -- 0.6%
$   4,000   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.970% 09/01/30**...........................................   $    4,000
    3,615   Birmingham, Alabama Private Educational Building Authority
              Revenue, (The Altamont School Project) Series 1998, (AmSouth
              Bank of Alabama N.A. LOC),
              1.790% 04/01/13**...........................................        3,615
    3,105   Daphne, Alabama YMCA Public Park and Recreation Board Revenue,
              (YMCA Project) Series 2002, (Legions Bank LOC),
              1.760% 10/01/22**...........................................        3,105
    5,000   Decatur, Alabama Industrial Development Board, Solid Waste
              Disposal Revenue, (Amoco Chemical Company Project) Series
              1995, AMT,
              1.790% 05/01/25**...........................................        5,000
    1,250   Dothan Houston County, Alabama Airport Authority, Airport
              Revenue, (Pemco Aviation Group Project) Series 2002, AMT,
              (SouthTrust Bank N.A. LOC),
              1.760% 10/01/17**#..........................................        1,250
    3,255   Geneva County, Alabama Industrial Development Board Revenue,
              (Brooks AG Company Inc. Project) Series 2002, AMT, (Regions
              Bank LOC),
              1.840% 03/01/14**...........................................        3,255
    3,450   Huntsville, Alabama Solid Waste Disposal Authority and
              Resources Recovery Revenue, Series 2003, AMT, (MBIA Insured,
              Merrill Lynch Capital Services SBPA),
              1.700% 10/01/12**@@.........................................        3,450
    6,910   University of Alabama General Revenue, Series 2004, (MBIA
              Insured, Citibank N.A. Liquidity Facility),
              1.750% 07/01/34**#..........................................        6,910
                                                                             ----------
                                                                                 30,585
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ALASKA -- 0.3%
$   5,800   Alaska Municipal Board Bank Authority, Series 2004, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.730% 01/01/24**#..........................................   $    5,800
    2,665   Alaska Municipal GO, Board Bank Authority, Series 2004, (MBIA
              Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch
              and Company GTY-AGMT),
              1.730% 02/15/12**#..........................................        2,665
    7,000   Alaska State, Housing Finance Corporation Revenue, Series
              2002A, AMT, (FSA GO of Corporation, Dexia Credit Local de
              France SBPA),
              1.750% 12/01/36**...........................................        7,000
                                                                             ----------
                                                                                 15,465
                                                                             ----------
            ARIZONA -- 1.8%
    5,200   Apache County, Arizona IDR, (Tucson Electric Power Project)
              Series 1983C, (Societe Generale LOC),
              1.750% 12/15/18**...........................................        5,200
   35,000   Arizona School District Financing Program Certificate
              Partnership TAN, Series 2004,
              3.000% 07/30/05.............................................       35,444
    6,800   Coconino County, Arizona Pollution Control Corporation
              Revenue, (Arizona Public Service Company - Navajo Project)
              Series 1994A, AMT, (KBC Bank LOC),
              1.750% 10/01/29**...........................................        6,800
    1,600   Goodyear, Arizona IDR, (Walle Corporation Project) Series
              1995, AMT, (Bank One Kentucky, N.A. LOC),
              1.770% 05/01/15**#..........................................        1,600
    5,280   Maricopa County, Arizona United School District Number 41
              Gilbert Capital Appreciation Refunding, Series 1994, (FGIC
              Insured),
              1.33%*** 01/01/05...........................................        5,262
   12,000   Phoenix Civic Improvement Corporation,
              1.470% 05/05/05.............................................       12,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
$  22,800   Phoenix, Arizona Civic Improvement Corporation Excise Tax
              Revenue, (Apartment Improvements Project) Series 1995, AMT,
              (Landesbank Hessen Thueringen LOC),
              1.720% 06/01/20**...........................................   $   22,800
    4,600   Phoenix, Arizona Industrial Development Authority, Multi-
              Family Housing Revenue Refunding, Series 2003B, AMT, (Park
              National Bank LOC, FHLB LOC),
              1.790% 04/01/08**...........................................        4,600
                                                                             ----------
                                                                                 93,706
                                                                             ----------
            ARKANSAS -- 0.2%
    6,500   Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project)
              Series 1996, AMT, (Bank of New York LOC),
              1.750% 06/01/31**#..........................................        6,500
    2,600   Sheridan, Arkansas IDR, (Centria Project) Series 2000A, AMT,
              (PNC Bank N.A. LOC),
              1.820% 08/01/20**#..........................................        2,600
    1,000   Sheridan, Arkansas IDR, (H Robertson Company Project) Series
              1998B, AMT, (PNC Bank N.A. LOC),
              1.770% 08/01/16**#..........................................        1,000
                                                                             ----------
                                                                                 10,100
                                                                             ----------
            CALIFORNIA -- 6.4%
    6,300   Anaheim, California Housing Authority Multi-Family Housing
              Revenue, (Sea Winds Apartments Project) Series 2000C, AMT,
              (FNMA Insured, FNMA Liquidity Facility),
              1.730% 07/15/33**...........................................        6,300
   34,300   California Housing Finance Agency Multi-Family Housing
              Revenue, Series 2000C, AMT, (GO of Agency),
              1.850% 02/01/33**...........................................       34,300
    8,710   California Housing Finance Agency Revenue, (Home Mortgage
              Project) Series 2001R, AMT, (AMBAC Insured, Lloyds TSB Bank
              plc SBPA),
              1.770% 08/01/23**...........................................        8,710
   15,060   California Housing Finance Agency Revenue, (Home Mortgage
              Project) Series 2002F, AMT, (Bank of Nova Scotia SBPA),
              1.770% 02/01/33**...........................................       15,060
    6,300   California Housing Finance Agency Revenue, Series 2002M, AMT,
              (Bank of Nova Scotia SBPA),
              1.770% 02/01/25**...........................................        6,300

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$   8,875   California Housing Finance Agency Revenue, Series 2002M, AMT,
              (Bank of Nova Scotia SBPA),
              1.770% 08/01/32**...........................................   $    8,875
   24,295   California Housing Finance Agency Revenue, Series 2002M, AMT,
              (Bank of Nova Scotia SBPA),
              1.770% 08/01/33**...........................................       24,295
   34,500   California Housing Finance Agency Revenue, Series 2004E-2, (JP
              Morgan Chase Liquidity Facility),
              1.650% 02/01/35**...........................................       34,500
   37,250   California Housing Finance Agency, Multi-Family Housing
              Revenue, Series 2000A, AMT,
              1.730% 02/01/26**...........................................       37,250
    4,770   California State, Economic Recovery Revenue, Series 2004C-8,
              (State Guaranteed, Lloyds TSB Bank plc LOC),
              1.770% 07/01/23**...........................................        4,770
    7,350   California Statewide Communities Development Authority, Multi-
              Family Revenue, (Greentree Senior Apartments Project) Series
              2000P, AMT, (FNMA Liquidity Facility),
              1.720% 11/15/30**...........................................        7,350
    7,500   California Statewide Community Development Authority Multi-
              Family Revenue Housing, (Bay Vista Meadow Park Project)
              Series 2003, AMT, (Wells Fargo Bank N.A. LOC),
              1.180% 11/15/37.............................................        7,500
   15,900   East Bay Municipal Utility District, California Wastewater
              System Revenue, (Westdeutsche Landesbank Girozentrale SBPA,
              JP Morgan Chase Bank SBPA),
              1.190% 12/01/04.............................................       15,900
   13,000   Los Angeles County Capital Asset Leasing Corporation,
              (Westdeutsche Landesbank LOC, Bayerische Landesbank LOC,
              Morgan Guaranty Trust Company LOC),
              1.720% 10/01/04.............................................       13,000
    8,193   Los Angeles Harbor Department, (Westdeutsche Landesbank
              Liquidity Facility, Landesbank Baden-Wurttemberg Liquidity
              Facility),
              1.380% 10/12/04.............................................        8,193

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  30,000   Los Angeles Metropolitan Transportation Revenue, (Bayerische
              Landesbank LOC, Landesbank Baden-Wuerttemberg LOC,
              Westdeutsche Landesbank LOC),
              1.340% 11/15/04.............................................   $   30,000
   10,000   Los Angeles, California TRAN, Series 2004,
              3.500% 06/30/05.............................................       10,146
   10,850   Pleasanton, California Multi-Family Housing Revenue, (Bernal
              Apartment Project) Series 2001A, AMT, (FNMA Liquidity
              Facility),
              1.730% 09/15/34**...........................................       10,850
   20,000   San Francisco County Transportation Authority, Series B,
              (Landesbank Baden-Wurttemberg Liquidity Facility),
              1.320% 10/07/04.............................................       20,000
    7,800   San Francisco County, California Transportation Authority,
              (Landesbank Baden-Wurttemberg Liquidity Facility),
              1.340% 11/15/04.............................................        7,800
   14,020   Southern California Home Financing Authority, Single Family
              Revenue, Series 2004B, AMT, (Banque Nationale de Paris
              Liquidity Facility),
              1.450% 02/01/34.............................................       14,020
                                                                             ----------
                                                                                325,119
                                                                             ----------
            COLORADO -- 3.6%
    1,000   Adams & Arapahoe Counties, Colorado GO, Joint School District,
              Series 2003A, (FSA Insured, State Aid Withholding),
              4.000% 12/01/04.............................................        1,005
    2,800   Colorado Health Facilities Authority Revenue, (Crossroads
              Projects) Series 2004A, (U.S. Bank N.A. LOC),
              1.740% 11/01/28**...........................................        2,800
      240   Colorado Health Facilities Authority Revenue, (Goodwill
              Industries, Inc. Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              1.860% 12/01/04**#..........................................          240
    9,100   Colorado Housing and Finance Authority Revenue, (Multi-Family
              Project) Series 2002A-1, AMT, (FHLB SPA),
              1.750% 10/01/22**...........................................        9,100
    8,400   Colorado Housing and Finance Authority Revenue, Series
              2002I-C2, AMT, (FHLB SBPA),
              1.750% 10/01/32**...........................................        8,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
$  10,785   Colorado Housing and Finance Authority, (Multi-Family Project)
              Series 2004I-A2, AMT, (FHLB SBPA),
              1.750% 04/01/45**...........................................   $   10,785
   15,685   Colorado Housing and Finance Authority, (Single Family Clinic
              Project) Series 2002C, AMT, (Lloyds TSB Bank plc SBPA
              Liquidity Facility),
              1.750% 05/01/22**...........................................       15,685
   25,000   Colorado Housing and Finance Authority, (Single Family
              Mortgage Project) Series 2004, AMT, (Dexia Credit Local
              SBPA),
              1.750% 11/01/26**...........................................       25,000
   10,000   Colorado Housing and Finance Authority, Series 2003, AMT,
              (Dexia Credit Local SBPA),
              1.750% 11/01/26**...........................................       10,000
    4,100   Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (FHLB SBPA),
              1.750% 11/01/21**...........................................        4,100
   17,000   Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2003B-3, AMT, (JP Morgan Chase Bank SBPA),
              1.750% 11/01/26**...........................................       17,000
   16,100   Colorado State Education Loan Program, Series 2004D, (Lehman
              Liquidity Company Liquidity Facility)
              1.200% 08/09/05**#..........................................       16,100
   17,200   Colorado Student Obligation Board Authority, Series 1990A,
              AMT, (AMBAC Insured, Credit Suisse 1st Boston SBPA),
              1.760% 09/01/24**...........................................       17,200
    2,060   Denver, Colorado City and County Airport Revenue, Series 1994,
              AMT,
              7.500% 11/15/23.............................................        2,117
   10,950   Denver, Colorado City and County Certificates of
              Participation, Series 2003, (AMBAC Insured, Dexia Credit
              Local SBPA),
              1.700% 12/01/29**...........................................       10,950
   24,015   Denver, Colorado City and County, Colorado Excise Tax Revenue,
              (Colorado Convention Center Project) Series 2001, (FSA
              Insured, Dexia Credit Local SBPA),
              1.700% 09/01/25**...........................................       24,015

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
$     695   Douglas County, Colorado GO School District Number RE 1,
              Series 1994A, (MBIA Insured, State Aid Withholding),
              6.500% 12/15/16.............................................   $      710
    5,700   Douglas County, Colorado Multi-Family Revenue Housing,
              (LincolnPointe Lofts Projects) Series 2003, AMT. (U.S. Bank
              N.A. LOC),
              1.770% 02/01/37**...........................................        5,700
    1,000   Municipal Subdistrict Northern Colorado Water Conservancy
              District Revenue, Series 1996F, (AMBAC Insured),
              6.050% 12/01/04.............................................        1,008
                                                                             ----------
                                                                                181,915
                                                                             ----------
            DELAWARE -- 0.1%
    1,600   Delaware State Economic Development Authority IDR, Series
              1998, AMT, (PNC Bank Delaware LOC),
              1.820% 09/01/18**#..........................................        1,600
    5,185   New Castle County, Delaware Airport Facilities Revenue,
              (Flightsafety International Inc. Project) Series 2002,
              (Berkshire Hathaway GTY AGMT),
              1.740% 12/01/32**...........................................        5,185
                                                                             ----------
                                                                                  6,785
                                                                             ----------
            DISTRICT OF COLUMBIA -- 0.8%
    7,500   District of Columbia Enterprise Zone Revenue, (House on F
              Street Project) Series 2001, (Bank of New York LOC),
              1.780% 05/01/15**...........................................        7,500
    5,000   District of Columbia Housing Finance Agency, Multi-Family
              Housing Revenue, Series 1995A, AMT, (HUD Section 8,
              Landesbank Hessen-Thueringin LOC),
              1.820% 08/01/25**...........................................        5,000
   15,900   District of Columbia Revenue,
              1.110% 10/04/04.............................................       15,900
    7,500   District of Columbia Revenue, (National Association of
              Realtors Project), Series 2003, AMT, (Suntrust Bank LOC),
              1.770% 12/01/23**...........................................        7,500
    2,750   Metropolitan Washington District of Columbia Airport Authority
              System, Series 2004, AMT, (MBIA Insured, Merrill Lynch
              Capital Services SBPA),
              1.780% 10/01/12**#..........................................        2,750
                                                                             ----------
                                                                                 38,650
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- 6.5%
$   5,570   Broward County, Florida Airport System Revenue, Series 2004,
              AMT, (MBIA Insured, Westdeutsche Landesbank SBPA),
              1.780% 10/01/07**#..........................................   $    5,570
   29,300   Broward County, Florida Port Facilities Revenue Refunding,
              (Port Everglades Project) Series 1998, (AMBAC Insured, Bank
              of Nova Scotia SBPA),
              1.800% 09/01/27**...........................................       29,300
    7,500   Collier County, Florida Health Facilities Authority Hospital
              Revenue, Cleveland Clinic Health, Series 2003C-1, (JP Morgan
              Chase Bank LOC),
              1.720% 01/01/35**...........................................        7,500
    4,635   Collier County, Florida Industrial Development Authority
              Revenue, (YMCA Collier County Inc. Project) Series 2004,
              (Suntrust Bank LOC),
              1.740% 09/01/29**...........................................        4,635
    4,240   Escambia County, Florida Housing Finance Authority, Single
              Family Mortgage Revenue, Series 2001,
              1.770% 10/01/31**...........................................        4,240
    7,545   Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Lakes of Northdale Project) Series 1984D, (SouthTrust Bank
              of Alabama LOC),
              1.750% 05/15/12**...........................................        7,545
    7,130   Florida Housing Finance Corporate Multi-Family Revenue,
              (Magnolia Pointe Apartments Project) Series 2004J, AMT,
              (Wachovia Bank N.A. LOC),
              1.760% 06/01/39**...........................................        7,130
    3,500   Florida Housing Finance Corporation Revenue, (Tuscany Lakes
              Housing Project) Series 2002, AMT, (FNMA Insured),
              1.790% 11/15/35**...........................................        3,500
   14,014   Florida Local Government Finance Commission, Series A,
              1.420% 11/15/04.............................................       14,014
   14,230   Florida State Board of Education Lottery Revenue, Series 2003,
              (MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill
              Lynch and Company GTY-AGMT),
              1.720% 07/01/11**#..........................................       14,230
    1,340   Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project)
              Series 1996, AMT, (Columbus Bank and Trust LOC),
              2.000% 10/01/11**#..........................................        1,340

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   4,500   Greater Orlando Aviation Authority Florida, Airport Facility
              Revenue Refunding, (FSA Bayerische Hypotheken und
              Vereinsbank SBPA),
              1.750% 10/01/21**...........................................   $    4,500
   12,650   Greater Orlando Aviation, Series B, AMT, (Bayerische
              Landesbank LOC, Westdeutsche Landesbank LOC, State Street
              Bank & Trust LOC),
              1.380% 10/12/04.............................................       12,650
   12,650   Greater Orlando Aviation, Series B, AMT, (Bayerische
              Landesbank LOC, Westdeutsche Landesbank LOC, State Street
              Bank & Trust LOC),
              1.220% 11/15/04.............................................       12,650
   12,650   Greater Orlando Aviation, Series B, AMT, (Bayerische
              Landesbank LOC, Westdeutsche Landesbank LOC, State Street
              Bank & Trust LOC),
              1.470% 11/15/04.............................................       12,650
    2,770   Hollywood, Florida Water and Sewer Revenue, Series 2003, (FSA
              Insured, Citigroup Global Market Liquidity Facility),
              1.750% 10/01/18**#..........................................        2,770
    1,000   Jacksonville, Florida Port Authority Airport Revenue
              Refunding, Series 2003A, AMT, (FGIC Insured),
              2.000% 10/01/04.............................................        1,000
    5,500   Lake County, Florida Industrial Development Authority IDR,
              (Senninger Irrigation Project) Series 2003, AMT, (Suntrust
              Bank LOC),
              1.770% 11/01/24**...........................................        5,500
    5,000   Lee County, Florida Industrial Development Authority Utilities
              Revenue, (North Fort Myers Utilities Project) Series 2003A,
              AMT, (SunTrust Bank LOC),
              1.770% 06/01/22**...........................................        5,000
    3,200   Miami-Dade County, Florida Individual Development Authority
              Revenue, (Airis Miami LLC Project) Series 1999A, AMT, (AMBAC
              Insured, Bayerische Landesbank SBPA),
              1.750% 10/15/25**...........................................        3,200
    4,600   Miami-Dade County, Florida School Board Certificates of
              Participation, Series 2004, (FGIC Insured, Citigroup Global
              Market Liquidity Facility),
              1.750% 10/01/20**#..........................................        4,600

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   8,400   Pinellas County, Florida Housing Finance Authority
              Multi-Family Revenue Housing, (Alta Largo Apartments
              Project) Series 2004, AMT, (Amsouth Bank LOC),
              1.770% 06/01/42**...........................................   $    8,400
   11,355   Sunshine State Government Financing Commission,
              1.270% 12/01/04.............................................       11,355
   50,000   Sunshine State Governmental Financing Commission,
              (Governmental Financing Program) Series A,
              1.330% 10/05/04.............................................       50,000
   27,995   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.370% 10/12/04.............................................       27,995
   34,020   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.520% 10/18/04.............................................       34,020
   34,690   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.380% 11/09/04.............................................       34,690
    1,500   University Athletic Association Inc., Florida Athletic Program
              Revenue, Series 2001, (SunTrust Bank LOC),
              3.000% 10/01/31.............................................        1,500
                                                                             ----------
                                                                                331,484
                                                                             ----------
            GEORGIA -- 5.3%
    2,500   Atlanta, Georgia Airport Revenue Refunding, Series 2003A,
              (MBIA Insured),
              4.500% 01/01/05.............................................        2,521
   12,960   Atlanta, Georgia Airport Revenue, Series 2001, AMT, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.260% 01/01/25**@@.........................................       12,960
   10,000   Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC
              Insured, BNP Paribas SBPA),
              1.780% 12/30/11**#..........................................       10,000
    5,390   Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC
              Insured, BNP Paribas SBPA),
              1.780% 01/01/14**#..........................................        5,390
    4,470   Atlanta, Georgia Airport Revenue, Series 2004, AMT, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.780% 01/01/14**#..........................................        4,470

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   5,650   Atlanta, Georgia Urban Residential Finance Authority
              Multi-Family Revenue, (Collegetown Harris Project) Series
              2003I, AMT, (Fannie Mae Liquidity Facility),
              1.740% 10/15/36**...........................................   $    5,650
   25,100   Atlanta, Georgia Urban Residential Finance Authority
              Multi-Family Revenue, (Park District Atlantic Project)
              Series 2002A, AMT, (SouthTrust Bank N.A. LOC),
              1.770% 12/01/37**...........................................       25,100
    7,000   Atlanta, Georgia Urban Residential Finance Authority
              Multi-Family Revenue, AMT, (Regions Bank LOC),
              1.790% 03/01/43**...........................................        7,000
    5,000   Bartow County, Georgia Development Authority Multi-Family
              Housing Revenue, (Somerset Cove Apartments Project) Series
              2002, (PNC Bank N.A.),
              1.770% 02/01/35**...........................................        5,000
    6,750   Carroll County, Georgia Development Authority Industrial
              Revenue, (Royal Metal Products Project) Series 2004, AMT,
              (Suntrust Bank LOC),
              1.770% 06/01/24**...........................................        6,750
    5,725   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Chateau Forest Apartments Project)
              Series 1990E, (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................        5,725
    3,900   Cobb County, Georgia Housing Authority Multi-Family Housing
              Revenue, (Woodchase Village Apartments Project) Series 2003,
              AMT, (Regions Bank LOC),
              1.770% 03/15/36**...........................................        3,900
      390   Cobb County, Georgia IDR, (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of Alabama LOC),
              1.940% 05/01/05**...........................................          390
    9,215   Columbia County, Georgia Development Authority Multi-Family
              Revenue, (Westwood Club Apartments Project) Series 2002,
              AMT, (Keybank, N.A. LOC),
              1.700% 11/15/35**...........................................        9,215
    9,700   Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.730% 01/01/31**#..........................................        9,700

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   7,475   DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue, (Stone Mill Run Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A. LOC),
              1.750% 08/01/27**#..........................................   $    7,475
    1,000   Dooly County, Georgia Industrial Development Authority
              Revenue, (Hamburg Enterprises Project) Series 2003, AMT,
              (Fifth Third Bank LOC),
              1.600% 12/01/17**#..........................................        1,000
    2,800   Douglas County, Georgia Development Authority, (Colonial Hills
              School Property Project) Series 2004, (Branch Banking &
              Trust, LOC),
              1.720% 06/01/24**#..........................................        2,800
    8,000   East Point, Georgia Housing Authority Multi-Family Revenue,
              (Village Highlands Apartments Project) Series 2004,
              (Suntrust LOC, FHLMC Liquidity Facility),
              1.770% 07/01/37**...........................................        8,000
    4,620   Franklin County, Georgia Industrial Building Authority, IDR,
              (Bosal Industries Georgia Inc. Project) Series 1995, AMT,
              (Standard Federal Bank LOC),
              1.770% 08/01/10**...........................................        4,620
   34,270   Fulton County, Georgia Development Authority Airport
              Facilities Revenue, (Flightsafety International Inc.
              Project) Series 1999B, AMT,
              1.740% 12/01/18**...........................................       34,270
    9,350   Fulton County, Georgia Development Authority Airport
              Facilities Revenue, (Flightsafety International Inc.
              Project) Series 1999B, AMT,
              1.740% 12/01/28**...........................................        9,350
    3,900   Fulton County, Georgia Development Authority IDR, (Leggett &
              Platt Inc. Project) Series 1992A, AMT, (Wachovia Bank of
              Georgia LOC),
              1.920% 06/01/27**#..........................................        3,900
    4,035   Georgia Municipal Electric Authority Power Revenue, Series
              2003, (MBIA Insured, Westdeutsche Landesbank AG SBPA),
              1.730% 01/01/13**#..........................................        4,035
    5,495   Georgia Municipal Electric Authority Revenue, Series 2004,
              (AMBAC Insured, Citigroup Global Markets Liquidity
              Facility),
              1.750% 01/01/26**#..........................................        5,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   6,695   Gwinnett County, Georgia Development Authority, Certificate of
              Participation, Series 2004, (MBIA Insured, Citibank N.A.
              Liquidity Facility),
              1.750% 01/01/21**#..........................................   $    6,695
    5,000   Kennesaw, Georgia Development Authority Housing, (Walton
              Ridenour Apartments Project) Series 2004, AMT, (Suntrust
              Bank LOC),
              1.770% 04/01/37**...........................................        5,000
    9,601   Municipal Electric Authority of Georgia, (Bayerische
              Landesbank Girozentrale LOC, Wachovia Bank LOC, Westdeutsche
              Landesbank Girozentrale LOC),
              1.720% 10/01/04.............................................        9,601
   43,937   Municipal Electric Authority of Georgia, (Bayerische
              Landesbank Girozentrale LOC, Wachovia Bank LOC, Westdeutsche
              Landesbank Girozentrale LOC),
              1.720% 10/01/04.............................................       43,937
    9,215   Richmond County, Georgia Development Authority, (Stonegate
              Club Apartments Project) Series 2002, (J.P. Morgan Chase
              Bank LOC),
              1.700% 11/15/35**...........................................        9,215
      875   Thomasville, Georgia Payroll Development Authority Industrial
              Revenue, (Scruggs Company Project) Series 2000, (First Union
              National Bank LOC),
              1.860% 08/01/10**#..........................................          875
                                                                             ----------
                                                                                270,039
                                                                             ----------
            HAWAII -- 0.1%
    1,350   Hawaii State Airports System Revenue, Series 2004, AMT, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.780% 01/01/10**...........................................        1,350
    1,690   Hawaii State Apartments System Revenue, Series 2004, AMT,
              (FGIC Insured, Merrill Lynch Capital Services SBPA),
              1.780% 01/01/10**#..........................................        1,690
                                                                             ----------
                                                                                  3,040
                                                                             ----------
            IDAHO -- 0.7%
    6,000   Idaho Falls, Idaho GO, Series 1991, (FGIC Insured),
              1.350%*** 04/01/05..........................................        5,960
    4,835   Idaho Housing and Finance Association Revenue, Series
              2002A-38, AMT, (Wachovia Bank N.A. LOC),
              1.790% 07/01/32**#..........................................        4,835

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            IDAHO -- (CONTINUED)
$  13,485   Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2002D, (Bayerische Landesbank SBPA),
              1.750% 07/01/33**...........................................   $   13,485
   10,910   Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2003C, AMT, (Bayerische Landesbank SBPA),
              1.750% 07/01/34**...........................................       10,910
    2,000   Power County, Idaho IDR, (FMC Corporation Project) Series
              2001, AMT, (Wachovia Bank N.A. LOC),
              1.760% 04/01/14**...........................................        2,000
                                                                             ----------
                                                                                 37,190
                                                                             ----------
            ILLINOIS -- 5.8%
    1,795   Addison, Illinois IDR, (Stand Fast Packaging Products) Series
              1996, AMT, (LaSalle Bank N.A. LOC),
              1.880% 07/01/21**#..........................................        1,795
   22,575   Bolingbrook, Illinois GO, Series 2004, (Harris Trust and
              Savings Bank LOC),
              1.560% 12/01/29**...........................................       22,575
    1,330   Chicago, Illinois IDR, (Bullen Midwest Inc. Project) Series
              1997, AMT, (LaSalle Bank N.A. LOC),
              1.860% 11/01/17**...........................................        1,330
   14,000   Chicago, Illinois Multi-Family Housing Revenue, (Concordia
              Place Apartments Project) Series 2003, AMT, (Harris Trust &
              Services Bank LOC),
              1.760% 07/01/34**...........................................       14,000
    1,470   Chicago, Illinois Multi-Family Housing Revenue, (North
              Larrabee Project) Series 2001A, AMT, (Harris Trust and
              Savings Bank LOC),
              1.830% 04/01/36**...........................................        1,470
    3,800   Chicago, Illinois Multi-Family Housing Revenue, (Renaissance
              Saint Luke Project) Series 2004A, AMT, (Harris Trust &
              Savings Bank LOC),
              1.830% 01/01/39**...........................................        3,800
    2,200   Chicago, Illinois Multi-Family Housing Revenue, Series 2001B,
              (Harris Trust & Savings Bank LOC),
              1.830% 04/01/09**...........................................        2,200
    5,590   Chicago, Illinois O'Hare International Airport Revenue
              Refunding, Series 1999, AMT, (AMBAC Insured),
              5.500% 01/01/05.............................................        5,645

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   1,415   Chicago, Illinois O'Hare International Airport Revenue, (2nd
              Lien Passenger Facilities Project) Series 2001C, AMT, (AMBAC
              Insured),
              5.000% 01/01/05.............................................   $    1,429
    5,200   Chicago, Illinois O'Hare International Airport Revenue, Series
              2003, AMT, (FSA Insured, Citigroup Global Markets Liquidity
              Facility),
              1.790% 01/01/22**#..........................................        5,200
    5,500   Chicago, Illinois O'Hare International Airport Revenue, Series
              2003, AMT, (FSA Insured, Merrill Lynch Capital Services
              SBPA),
              1.780% 07/01/11**#..........................................        5,500
    2,110   Chicago, Illinois O'Hare International Airport Revenue, Series
              2003, AMT, (MBIA Insured, Merrill Lynch Capital Services
              SPBA),
              1.780% 07/01/08**#..........................................        2,110
    3,025   Chicago, Illinois O'Hare International Airport Revenue, Series
              2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA)
              1.250% 11/08/08**#..........................................        3,025
    4,800   Chicago, Illinois O'Hare International Airport Revenue, Series
              2004, (FSA Insured, Banque Nationale Paris SBPA),
              1.500% 01/18/12**@@.........................................        4,800
    2,170   Chicago, Illinois Wastewater Transmission Revenue, Series
              2004, (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.810% 01/01/22**#..........................................        2,170
    2,835   Cook County, Illinois GO, Series 2003, (MBIA Insured,
              Citigroup Global Market Liquidity Facility),
              1.750% 11/15/21**#..........................................        2,835
    1,210   Gurnee, Illinois IDR, (Kenall Manufacturing Company Project)
              Series 1998, (Harris Trust and Saving Bank LOC),
              1.830% 03/01/18**...........................................        1,210
    5,930   Gurnee, Illinois IDR, (Little Lady Foods Inc. Project) Series
              2002, AMT, (LaSalle Bank N.A. LOC),
              1.780% 12/01/22**...........................................        5,930
    8,960   Illinois ABN, AMRO, GO, Series 2004, (PSF-GTD, ABN AMRO Bank
              N.V. SBPA),
              1.750% 02/01/11**#..........................................        8,960

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   2,545   Illinois Development Finance Authority Affordable Housing
              Revenue, (Cinnamon Lake Towers Project) Series 1997, AMT,
              (Bank One N.A. LOC),
              1.750% 04/15/37**...........................................   $    2,545
    1,840   Illinois Development Finance Authority IDR, (Flinn Scientific
              Incorporated Project) Series 1995, (Harris Trust and Savings
              Bank LOC),
              1.830% 10/01/15**...........................................        1,840
    2,800   Illinois Development Finance Authority IDR, (Unique Building
              Corporation Project) Series 1989, AMT, (American National
              Bank & Trust Company LOC),
              1.900% 05/01/19**...........................................        2,800
    4,500   Illinois Development Finance Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle Bank, N.A. LOC),
              1.780% 08/01/26**...........................................        4,500
    5,700   Illinois Development Finance Authority Revenue, (Groot
              Industries Incorporated Project) Series 2003, (Bank One N.A.
              LOC),
              1.900% 12/01/23**#..........................................        5,700
    1,100   Illinois Development Finance Authority Revenue, (Jewish
              Council Youth Service Project) Series 2003, (Harris Trust &
              Savings Bank LOC),
              1.800% 09/01/28**...........................................        1,100
    1,500   Illinois Development Finance Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998, (Northern Trust Company
              LOC),
              1.800% 09/01/18**#..........................................        1,500
    7,500   Illinois Development Finance Authority Revenue, (Sexton Energy
              Project) Series 2003, AMT, (Fifth Third Bank LOC),
              1.770% 10/01/23**...........................................        7,500
    1,600   Illinois Development Finance Authority, IDR, (Campagna-Turano
              Bakery Project) Series 2000, AMT, (American National Bank &
              Trust LOC),
              1.900% 08/01/25**#..........................................        1,600
    3,950   Illinois Development Finance Authority, IDR, (Clingan Steel
              Incorporated Project) Series 2003, AMT, (Bank One N.A. LOC),
              1.930% 12/01/23**#..........................................        3,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   3,900   Illinois Development Finance Authority, IDR, (Feltes Sand and
              Gravel Company Project) Series 2003, AMT, (LaSalle Bank N.A.
              LOC),
              1.780% 12/01/18**...........................................   $    3,900
    2,470   Illinois Development Finance Authority, IDR, (Rainbow Graphics
              Inc. Project) Series 2003, AMT, (Bank One N.A. LOC),
              2.020% 08/01/23**#..........................................        2,470
    1,850   Illinois Development Finance Authority, IDR, (Royal
              Continental Box Project) Series 1995B, AMT, (LaSalle
              National Bank LOC),
              1.780% 04/01/10**...........................................        1,850
    6,700   Illinois Development Finance Authority, Multi-Family Revenue,
              (West Chicago Senior Apartment Project) Series 2003, AMT,
              (Citibank N.A. LOC),
              1.800% 02/01/38**...........................................        6,700
    5,405   Illinois Development Finance Authority, Multi-Family Revenue,
              Series 2001,
              1.790% 12/01/13**#..........................................        5,405
    3,145   Illinois Educational Facilities Authority Revenues, (Chaplin
              Hall Center Children Project) Series 2003, (Fifth Third
              Bank),
              1.530% 07/01/24**#..........................................        3,145
   26,580   Illinois Health Facilities Authority Revenue, Series 2004,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.730% 12/23/05**#..........................................       26,580
    3,400   Illinois Housing Development Authority, Multi-Family Revenue,
              (Mattoon Towers Project) Series 2004, AMT, (First National
              Bank LOC, FHLB LOC),
              1.750% 01/01/34**...........................................        3,400
    6,300   Illinois Housing Development Authority, Multi-Family Revenue,
              (Spring Creek Project) Series 2004, (LaSalle Bank N.A. LOC),
              1.760% 04/01/34**...........................................        6,300
    2,650   Illinois State Development Finance Authority Economic
              Development Revenue, (Addison 450 LP Project) Series 1989,
              AMT, (American National Bank & Trust Company LOC),
              1.780% 12/01/09**...........................................        2,650

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   8,500   Illinois State Finance Authority, Multi-Family Revenue, (New
              Vistas II Apartments Project) Series 2004, AMT, (FNMA
              Liquidity Facility),
              1.780% 10/15/34**...........................................   $    8,500
    3,500   Illinois State GO, Series 2001, 5.000% 10/01/04...............        3,500
      500   Illinois State GO, Series 2001, (FGIC Insured),
              4.000% 11/01/04.............................................          501
    3,000   Illinois State GO, Series 2002, (FSA Insured),
              5.000% 04/01/05.............................................        3,058
    2,405   Lake County, Illinois GO, Community United School District
              Number 60, Series 2001B, (FSA Insured),
              6.000% 11/01/04.............................................        2,415
    1,500   Lombard Village, Illinois Industrial Projects Revenue
              Refunding, (B&H Partnership Project) Series 1995, (LaSalle
              Bank, N.A. LOC),
              2.100% 10/01/13**...........................................        1,500
    9,930   McLean & Woodford Counties, Illinois GO Community Unified
              School District Number 005, Series 2003, (FSA Insured,
              Merrill Lynch Capital Services SBPA),
              1.730% 12/01/09**#..........................................        9,930
    7,520   Metropolitan Pier and Exposition Authority Illinois Dedicated
              State Tax, Series 2004, (FGIC Insured, Merrill Lynch Capital
              SBPA),
              1.810% 05/22/24**#..........................................        7,520
    7,665   Metropolitan Pier and Exposition Authority Illinois Dedicated
              State Tax, Series 2004, (MBIA Insured, Merrill Lynch Capital
              Services SBPA),
              1.810% 12/15/27**#..........................................        7,665
    6,740   Metropolitan Pier and Exposition Authority Illinois Dedicated
              State Tax, Series 2004, (MBIA Insured, Merrill Lynch Capital
              Services),
              1.810% 12/15/25**#..........................................        6,740
    2,530   New Lenox, Illinois IDR, (Panduit Corporation Project) Series
              1990, AMT, (LOC Fifth Third Bank),
              1.740% 07/01/15**...........................................        2,530
    7,170   Northern Illinois University Revenue, Series 2004, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.730% 10/01/09**#..........................................        7,170
    3,670   Palos Hills, Illinois Multi-Family Housing Revenue, (Green
              Oaks Project) Series 1998, AMT, (FNMA Collateral Agreement),
              1.780% 08/01/29**#..........................................        3,670

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   1,700   Savanna, Illinois IDR, (Metform Corporation Project) Series
              1994B, AMT, (Bank One N.A. LOC),
              1.750% 06/01/09**...........................................   $    1,700
    2,065   Tinley Park, Illinois IDR, (Beverly Manufacturing Company
              Project) Series 1997A, AMT, (American National Bank & Trust
              LOC),
              1.940% 09/01/17**...........................................        2,065
    5,295   University Illinois Certificate of Participation, Series 2004,
              (FGIC Insured, Merrill Lynch Capital Services SBPA),
              1.730% 03/01/11**#..........................................        5,295
    2,475   Upper Illinois, River Valley Development Authority, IDR,
              (Clover Properties LLC Project) Series 2000, AMT, (LaSalle
              Bank N.A. LOC),
              1.780% 07/01/20**#..........................................        2,475
    1,385   Urbana, Illinois Multi-Family Housing Revenue, (Prairie Green
              II Apartments Project) Series 2003, AMT, (LaSalle Bank N.A.
              LOC),
              1.780% 06/01/29**...........................................        1,385
    1,810   Will & Kendall County, Illinois GO Community Construction
              School District Number 202, Series 2002, (FSA Insured),
              3.500% 01/01/05.............................................        1,821
   22,905   Will County, Illinois Multi-Family Housing Redevelopment
              Revenue Refunding, (Woodlands Crest Hill Project), Series
              1999,
              1.780% 02/15/31**...........................................       22,905
                                                                             ----------
                                                                                293,764
                                                                             ----------
            INDIANA -- 3.2%
    2,900   Allen County, Indiana Economic Development Revenue, (Debrand
              Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.970% 08/01/17**#..........................................        2,900
    3,000   Bloomington, Indiana Multi-Family Revenue, (Willow Manor
              Apartments Project) Series 2002, AMT, (Fifth Third Bank
              LOC),
              1.600% 11/22/32**...........................................        3,000
    1,900   Burns Harbor Industrial Economic Development Revenue, (Dennen
              Steel Corporation Project) Series 2003, AMT, (Standard
              Federal Bank LOC),
              1.780% 12/01/23**...........................................        1,900
    1,600   Elkhart, Indiana Economic Development Revenue, (Vahala Foam
              Enterprises Project) Series 2002, (Bank One N.A.),
              1.980% 09/01/17**#..........................................        1,600

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$   5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1997,
              1.720% 10/01/27**...........................................   $    5,000
    7,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1999, AMT,
              1.720% 01/01/29**...........................................        7,000
   10,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 2000A,
              1.720% 01/01/28**...........................................       10,000
    5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 2001B,
              1.720% 09/01/31**...........................................        5,000
    6,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 200A,
              1.720% 01/01/30**...........................................        6,000
    3,182   Greencastle, Indiana Economic Development Revenue Refunding,
              (Round Barn Manor Project) Series 2003A, AMT, (Federal Home
              Loan Bank),
              1.780% 01/01/28**...........................................        3,182
    2,000   Greencastle, Indiana IDR, (Crown Equipment Corporation
              Project) Series 1996, AMT, (Key Bank, N.A. LOC),
              1.770% 02/01/11**#..........................................        2,000
   16,000   Indiana Board Book Revenue Notes, (Midyear Funding Project)
              Series 2004A,
              2.500% 01/26/05.............................................       16,057
      775   Indiana Health Facilities Financing Authority Revenue
              Refunding, (Cardinal Center, Inc. Project) Series 1996A,
              (Key Bank, N.A. LOC),
              1.750% 12/01/16**#..........................................          775
   10,000   Indiana Health Facilities Financing Authority Revenue, Series
              2001GP-A-3,
              1.050% 11/15/36**...........................................       10,000
   11,000   Indiana State Development Finance Authority Environmental
              Revenue, (PSI Energy Incorporated Projects) Series 2004A,
              AMT, (Barclays Bank plc LOC),
              1.750% 08/01/39**...........................................       11,000
      800   Indiana State Development Finance Authority, EDR, (Patriot
              Homes Inc. Project), Series 1995, AMT, (Bank One Indiana
              N.A. LOC),
              1.900% 01/01/10**#..........................................          800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  24,000   Indiana State Development Finance Authority, Solid Waste
              Disposal Revenue, (Pure Air on the Lake, LP Project) Series
              90-A,
              1.150% 10/06/04.............................................   $   24,000
    2,100   Indiana State Employment Development Community Revenue,
              (Industrial Building Fischer Entertainment Project), Series
              1989, AMT, (Deutsche Bank A.G. LOC),
              1.770% 12/01/04**...........................................        2,100
    8,398   Indiana State Housing Finance Authority Multi-Family Revenue,
              Series 1997M-A, AMT, (FHLB LOC),
              1.780% 01/01/29**...........................................        8,398
    6,175   Indiana Transportation Finance Authority Highway Revenue,
              Series 2004, (FGIC Insured, Citibank N.A. Liquidity
              Facility),
              1.750% 12/01/14**#..........................................        6,175
    6,000   Indiana Transportation Finance Authority Highway Revenue,
              Series 2004, (FGIC Insured, Merrill Lynch Capital Services
              SBPA),
              1.730% 06/01/21**#..........................................        6,000
    2,000   Indianapolis, Indiana IDR, (Altec Industries Project) Series
              1989, (Wachovia Bank of Georgia LOC),
              1.990% 12/01/04**#..........................................        2,000
    5,450   Jeffersonville, Indiana Economic Development Revenue, (Amatrol
              Project) Series 2003, AMT, (National City Bank of Kentucky
              LOC),
              1.820% 04/01/23**#..........................................        5,450
    2,850   Jeffersonville, Indiana Industrial Economic Development
              Revenue, (Eagle Steel Products Incorporated Project) Series
              2001, AMT, (Fifth Third Bank LOC),
              1.600% 08/01/21**#..........................................        2,850
    9,045   Vincennes University, Indiana University Revenue, (Student Fee
              Project) Series 2002F, (Bank One Indiana N.A. LOC),
              1.820% 10/01/22**...........................................        9,045

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$   5,240   Washington County, Indiana Industrial Economic Development
              Revenue, (Frank Miller Lumber Company Project) Series 2001,
              (National City Bank of Indiana LOC),
              1.820% 08/01/16**...........................................   $    5,240
    2,750   Whiting, Indiana Environmental Facilities Revenue, (Amoco Oil
              Company Project) Series 2000, AMT,
              1.790% 07/01/31**...........................................        2,750
                                                                             ----------
                                                                                160,222
                                                                             ----------
            IOWA -- 0.4%
    4,580   Iowa Finance Authority Single Family Revenue, Series 2002A-46,
              (GNMA/FNMA COLL, GO of Authority, Wachovia Bank N.A.
              Liquidity Facility),
              1.790% 07/01/24**...........................................        4,580
    7,500   Iowa Finance Authority Single Family Revenue, Series 2004,
              AMT, (GNMA-FNMA Insured, Go of Authority, DEPFA Bank plc
              SBPA),
              1.135% 07/01/34**...........................................        7,500
    6,500   Iowa Finance Authority, Multi-Family Revenue, (The Gables at
              Johnston Project) Series 2002, AMT, (Wachovia Bank N.A.
              LOC),
              1.760% 12/01/37**...........................................        6,500
    1,000   West Burlington, Iowa IDR, (Borhi Oilhydraulic Project) Series
              2001B, AMT, (American National Bank & Trust LOC)
              1.900% 01/01/11**#..........................................        1,000
                                                                             ----------
                                                                                 19,580
                                                                             ----------
            KANSAS -- 0.4%
    5,400   Fredonia, Kansas Revenue, (Systech Environmental Corporation
              Project) Series 1989, AMT, (Banque Nationale de Paris LOC),
              1.760% 02/01/07**...........................................        5,400
    4,000   Junction City, Kansas IDR, (Genmar Manufacturing Project)
              Series 1999, AMT, (Bank of New York LOC),
              1.780% 04/01/19**#..........................................        4,000
    9,200   Kansas State Development Finance Authority Exempt Facilities
              Revenue, (Seaboard Project) Series 1995A, AMT, (Bank of New
              York LOC),
              1.780% 12/01/25**#..........................................        9,200
    3,600   Sedgwick & Shawnee Counties, Kansas Single Family Revenue,
              Series 2002,
              1.780% 12/01/27**@@.........................................        3,600
                                                                             ----------
                                                                                 22,200
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- 3.2%
$   8,000   Campbellsville-Taylor County, Kentucky IDR, (Airguards
              Industrial Inc. Project) Series 2001, AMT, (Northern Trust
              Company LOC),
              1.800% 05/01/31**...........................................   $    8,000
    5,000   Carroll County, Kentucky IDR, (Kentucky Ladder Company
              Project) Series 1990, AMT, (Bankers Trust Company LOC),
              2.000% 09/01/10**#..........................................        5,000
   72,500   Danville, Kentucky Multi-City Lease Revenue,
              1.450% 11/15/04.............................................       72,500
    4,375   Daviess County, Kentucky Health Care Revenue, (Wendell Fosters
              Campus for Development Project) Series 2001, (National City
              Bank, Kentucky LOC),
              1.760% 05/01/21**#..........................................        4,375
    4,520   Daviess County, Kentucky Industrial Building Revenue,
              (Packaging Project) Series 2003, AMT, (National City Bank
              Kentucky LOC),
              1.820% 05/01/18**#..........................................        4,520
    2,100   Greenup County, Kentucky Industrial Building Revenue,
              (Pathways Inc. Project) Series 2004, (Fifth Third Bank LOC),
              1.530% 12/01/18**#..........................................        2,100
    3,790   Jefferson County, Kentucky Industrial Building Revenue, (Dant
              Growth LLC Project) Series 2002, AMT, (Bank One Kentucky
              N.A. LOC),
              2.040% 09/01/22**#..........................................        3,790
      875   Jefferson County, Kentucky Industrial Building Revenue, (Seven
              Counties Services, Inc. Project) Series 1996, (Bank One of
              Kentucky, N.A. LOC),
              1.710% 06/01/11**#..........................................          875
    1,000   Jefferson County, Kentucky Retirement Home Revenue, (Nazareth
              Library Project) Series 1999, (Fifth Third Bank LOC),
              1.530% 10/01/19**#..........................................        1,000
      300   Jeffersontown, Kentucky Industrial Building Revenue, (Rague
              Food Systems, Inc. Project) Series 1995, AMT, (PNC Bank,
              N.A. LOC),
              1.820% 04/01/20**#..........................................          300
   10,000   Kentucky Economic Development Finance Authority, Industrial
              Building Revenue, (Goodwill Industries Project) Series 2003,
              1.720% 08/01/23**#..........................................       10,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  10,000   Kentucky Higher Education Student Loan Corporation, Insured
              Student Loan Revenue, Series 1991E, AMT, (AMBAC Insured, GTD
              STD LNS),
              1.750% 12/01/11**...........................................   $   10,000
    1,000   Kentucky Rural Economic Development Authority Revenue, (Heaven
              Hill Project) Series 1991, AMT, (PNC Bank N.A. LOC),
              1.770% 10/01/16**...........................................        1,000
    3,840   Kentucky State Property and Building Community Revenue, Series
              2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.730% 04/01/17**#..........................................        3,840
    3,000   Kentucky State Property and Building Community Revenue, Series
              2004, (FSA Insured, Citibank N.A. SBPA),
              1.750% 10/01/18**...........................................        3,000
    2,300   Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series 1994B,
              AMT, (Dexia Public Finance Bank SA LOC),
              1.750% 04/01/24**...........................................        2,300
    1,000   Lexington-Fayette Urban County, Kentucky Educational
              Facilities Revenue, (Lexington School Project) Series 2003,
              1.530% 05/01/25**...........................................        1,000
    9,300   Lexington-Fayette, Kentucky Urban County Airport Corporation
              Revenue, Series 1998A, AMT, (MBIA Insured, Credit Local de
              France SBPA),
              1.750% 07/01/28**...........................................        9,300
    4,900   Lexington-Fayette, Kentucky Urban County Airport Corporation
              Revenue, Series 1998C, AMT, (MBIA Insured, Credit Local de
              France SBPA),
              1.750% 07/01/13**...........................................        4,900
    3,040   Louisville and Jefferson County, Kentucky Convention Center
              GO, Series 1996PT-69, (FSA Insured, Merrill Lynch SBPA),
              1.730% 07/01/24**#..........................................        3,040
    2,710   Louisville and Jefferson County, Kentucky Regional Airport
              Authority, Airport Systems Revenue, Series 2003,
              1.780% 07/01/16**#..........................................        2,710

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$   6,000   Minor Lane Heights, Kentucky Solid Waste Disposal Revenue,
              (Waste Management Kentucky LLC Project) Series 2003,
              (Wachovia Bank N.A. LOC),
              1.770% 03/01/21**...........................................   $    6,000
    2,230   Shelby, Kentucky Industrial Building Revenue, (Truss Company
              Incorporated Kingbrook Project) Series 1998, AMT, (Fifth
              Third Bank LOC),
              1.780% 06/01/18**#..........................................        2,230
                                                                             ----------
                                                                                161,780
                                                                             ----------
            LOUISIANA -- 1.4%
    5,100   Calcasieu Parish Inc., Louisiana Industrial Development Board
              Revenue, (Hydroserve Westlake Project) Series 1999, AMT,
              (Bank One Chicago, N.A. LOC),
              1.750% 12/01/24**...........................................        5,100
    8,030   East Baton Rouge Parish, Louisiana Sales and Used Tax, Series
              2003, (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.730% 02/01/11**#..........................................        8,030
    8,145   Ernest N. Morial - New Orleans, Louisiana Exhibit Hall
              Authority, Special Tax, Series 2003, (AMBAC Insured,
              Citigroup Global Markets Liquidity Facility),
              1.750% 07/15/23**#..........................................        8,145
   11,600   Lincoln Parish, Louisiana Exemption Facility Revenue,
              (Willamette Industries Income Project) Series 1996, AMT,
              (Deutsche Bank A.G. LOC),
              1.720% 04/01/26**...........................................       11,600
    2,050   Louisiana Housing Finance Agency, Multi-Family Housing
              Revenue, (Restoration Project) Series 2002A, AMT, (Regions
              Bank LOC),
              1.840% 12/01/32**...........................................        2,050
    4,000   Louisiana Local Government Environmental Facilities Community
              Development Authority Revenue, (Sacred Heart - New Orleans
              Project) Series 2004, (Whitney National Bank LOC, SunTrust
              Bank LOC),
              1.740% 01/01/24**...........................................        4,000
    6,650   Louisiana State GO, Series 1998A, (AMBAC Insured),
              5.500% 04/15/05.............................................        6,792

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$   6,000   Plaquemines, Louisiana, Port Harbor And Terminal District,
              Port Facilities Revenue, (Chevron Pipe Line Company Project)
              Series 1984,
              1.750% 09/01/08.............................................   $    6,011
    7,500   Port New Orleans, Louisiana Revenue, (New Orleans Cold Storage
              Project) Series 2002, AMT, (Whitney National Bank LOC,
              SunTrust Bank LOC),
              1.820% 11/01/22**...........................................        7,500
   13,000   South Louisiana Port Commission Facilities Port Revenue,
              (Holnam, Inc. Project) Series 1997, AMT, (Wachovia Bank,
              N.A. LOC),
              1.680% 01/01/27**...........................................       13,000
                                                                             ----------
                                                                                 72,228
                                                                             ----------
            MAINE -- 0.4%
   11,600   Maine Public Utility Financing Bank Public Utility Revenue
              Refunding, (Maine Public Service Company Project) Series
              1996, AMT, (Bank of New York LOC),
              1.750% 04/01/21**...........................................       11,600
    5,000   Maine State Housing Authority Mortgage Purchase, Series
              2004B-3, AMT, (State Street Bank & Trust Company),
              1.730% 11/15/35**...........................................        5,000
    5,000   Maine State Housing Authority Mortgage Purchase, Series
              2004B-3, AMT, (State Street Bank & Trust Company),
              1.730% 11/15/38**...........................................        5,000
                                                                             ----------
                                                                                 21,600
                                                                             ----------
            MARYLAND -- 0.4%
    5,000   Baltimore County, Maryland Consolidated Public Improvement
              BAN, (Westdeutsche Landesbank Girozentrale Liquidity
              Facility),
              1.200% 12/02/04.............................................        5,000
    1,000   Baltimore County, Maryland Consolidated Public Improvement
              BAN, (Westdeutsche Landesbank Girozentrale Liquidity
              Facility),
              1.460% 12/02/04.............................................        1,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$   5,350   Carroll County, Maryland County Commissioners Economic
              Development Revenue, Shelter System Limited Facility, Series
              2004, AMT, (Branch Banking & Trust LOC),
              1.820% 07/01/24**#..........................................   $    5,350
    6,840   Maryland State Industrial Development Finance Authority
              Economic Development Revenue, (General Binding Corporation
              Project) Series 1996, AMT, (Harris Trust & Savings Bank
              LOC),
              1.750% 03/01/26**...........................................        6,840
                                                                             ----------
                                                                                 18,190
                                                                             ----------
            MASSACHUSETTS -- 0.6%
    7,995   Massachusetts Municipal Wholesale Electric Company, Power
              Supply Systems Revenue, Series 2001, (MBIA Insured, Bank of
              New York Liquidity Facility),
              1.100% 07/01/07**@@.........................................        7,995
   20,000   Massachusetts Water Resources Authority, Series 94,
              1.110% 10/01/04.............................................       20,000
                                                                             ----------
                                                                                 27,995
                                                                             ----------
            MICHIGAN -- 3.5%
    4,475   Detroit, Michigan GO, City School District, Series 2004, (FGIC
              Insured, SBLF Insured, Merrill Lynch Capital Services SBPA),
              1.720% 11/01/20**#..........................................        4,475
   20,000   Michigan Municipal Bond Authority Revenue, Series 2004B-1,
              3.000% 08/19/05.............................................       20,252
   49,025   Michigan State Building Authority, (Bank of New York LOC,
              State Street Bank & Trust Company LOC),
              1.420% 11/04/04.............................................       49,025
   20,000   Michigan State Hospital Finance Authority Revenue Refunding,
              Series 1997,
              4.800% 11/01/17.............................................       20,064
    3,250   Michigan State Strategic Fund Limited Obligation Revenue, (B &
              C Leasing LLC Project) Series 1999, AMT, (LaSalle Bank N.A.
              LOC),
              1.800% 07/01/24**...........................................        3,250
   16,911   Michigan State Strategic Fund Solid Waste Disposal Revenue,
              (Grayling Generating Project) Series 1990, (Barclays Bank of
              New York LOC),
              1.720% 01/01/14**...........................................       16,911

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$  42,150   Michigan State, (Environmental Program) Series 2004A,
              1.100% 12/01/04.............................................   $   42,150
    9,500   Michigan State, Housing Development Authority, Multi-Family
              Revenue, (Canterbury Project) Series 2003A, AMT, (LaSalle
              Bank N.A. LOC),
              1.770% 06/01/38**...........................................        9,500
   14,250   Wayne Charter County, Michigan Airport Revenue Refunding,
              (Detroit Metropolitan County Project) Series 1996, AMT,
              (Bayerische Landesbank LOC),
              1.720% 12/01/16**...........................................       14,250
                                                                             ----------
                                                                                179,877
                                                                             ----------
            MINNESOTA -- 2.0%
   11,600   Minneapolis - St. Paul Metropolitan Airport Commission, Series
              A,
              1.350% 10/05/04.............................................       11,600
   11,670   Minneapolis - St. Paul, Minnesota Metropolitan Airports
              Commission Airport Revenue, Series 2004, (FGIC Insured,
              Merrill Lynch Capital Services SBPA),
              1.650% 09/03/09**#..........................................       11,670
      100   Minneapolis - St. Paul, Minnesota Metropolitan Airports
              Commission, Airport Revenue, Series 1999B, AMT, (FGIC
              Insured),
              5.000% 01/01/05.............................................          101
    1,605   Minneapolis - St. Paul, Minnesota Metropolitan Airports
              Commission, Airport Revenue, Series 2004, AMT, (FGIC
              Insured, Merrill Lynch Capital Services SPA),
              1.780% 01/07/08**#..........................................        1,605
    3,000   Minneapolis, Minnesota Multi-Family Revenue Housing, (Gateway
              Real Estate Project), Series 2002, AMT, (LaSalle Bank N.A.
              LOC),
              1.740% 10/01/32**...........................................        3,000
    2,000   Minneapolis, Minnesota Multi-Family Revenue Refunding,
              (Driftwood Apartments Project) Series 2002, AMT, (U.S. Bank
              N.A. LOC),
              1.790% 10/01/24**...........................................        2,000
   50,000   Minnesota School Districts Tax and Aid Anticipation Borrowing
              Program Certificate GO, Series 2004A,
              3.000% 09/02/05.............................................       50,664

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MINNESOTA -- (CONTINUED)
$  10,000   Minnesota State Higher Education Facilities Authority Revenue,
              (University St. Thomas Project) Series 2004, (LaSalle Bank
              N.A. LOC),
              1.720% 10/01/29**...........................................   $   10,000
    9,735   Minnesota State Housing Finance Agency, (Residential Housing
              Finance Project) Series 2002, (GO of Authority),
              1.200% 07/01/21.............................................        9,696
                                                                             ----------
                                                                                100,336
                                                                             ----------
            MISSISSIPPI -- 0.3%
      300   Mississippi Business Finance Corporation, (Trilogy
              Communications Project) Series 1995, AMT, (First Union
              National Bank LOC),
              1.750% 06/01/05**#..........................................          300
   17,325   Mississippi Development Bank Special Obligation, Series 2004,
              (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.650% 01/01/26**#..........................................       17,325
                                                                             ----------
                                                                                 17,625
                                                                             ----------
            MISSOURI -- 1.3%
    6,110   Clay County, Missouri GO, Public School District Number 53
              Liberty, Series 2004, (FSA Insured, State Aid Direction,
              Merrill Lynch Capital Services SBPA),
              1.730% 03/01/12**#..........................................        6,110
    2,100   Jefferson County, Missouri Industrial Development Authority,
              Multi-Family Housing Revenue, (Sunset Pointe Project) Series
              2000, AMT, (LaSalle Bank N.A. LOC),
              1.780% 10/01/30**...........................................        2,100
      750   Kansas City, Missouri Industrial Development Authority, Multi-
              Family Housing Revenue, (Crooked Creek Apartments II
              Project) Series 2004B, AMT, (FHLB LOC),
              1.790% 09/01/39**#..........................................          750
    5,600   Kansas City, Missouri Industrial Development Authority, Multi-
              Family Housing Revenue, (Crooked Creek Apartments II) Series
              2004A, AMT, (LaSalle National Bank LOC),
              1.780% 09/01/39**#..........................................        5,600
   17,000   Missouri Higher Education Loan Authority, Student Loan Revenue
              Refunding, Series 1991B, AMT, (MBIA Insured, GTD STD LNS,
              State Street Bank & Trust Company SBPA),
              1.750% 03/01/20**...........................................       17,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$   1,500   Missouri State Development Finance Board, Air Cargo Facilities
              Revenue, (St. Louis Air Project) Series 2000, AMT, (American
              National Bank & Trust LOC),
              1.780% 03/01/30**...........................................   $    1,500
    3,700   Missouri State Health Educational Facilities Authority
              Revenue, (Christian Brothers Project) Series 2002A, (U.S.
              Bank N.A. LOC),
              1.770% 10/01/32**...........................................        3,700
    2,085   Mountain Grove, Missouri Industrial Development Authority
              Health Care Facility Revenue Refunding, (Mountain Grove 1
              Project) Series 1997, AMT, (Bank of Oklahoma N.A. LOC,
              Wachovia Bank N.A. LOC),
              1.720% 11/01/13**...........................................        2,085
    4,455   Nodaway County, Missouri Industrial Development Authority
              Educational Facilities Revenue, (Northwest Foundation
              Incorporation Project) Series 2002, (U.S. Bank N.A. LOC),
              1.740% 11/01/32**...........................................        4,455
    2,150   St. Charles County, Missouri Industrial Development Authority,
              Multi-Family Revenue, (Pine Lakes Apartments Project) Series
              2004, (Wachovia Bank N.A. LOC),
              1.760% 02/01/39**...........................................        2,150
   20,000   St. Louis County, Missouri Industrial Development Authority,
              Multi-Family Housing Revenue, (General Grant Apartments)
              Series 2003, AMT, (U.S. Bank N.A. LOC),
              1.820% 03/01/38**...........................................       20,000
                                                                             ----------
                                                                                 65,450
                                                                             ----------
            NEBRASKA -- 0.7%
    5,310   Lancaster County, Nebraska IDR, (Garner Industries, Inc.
              Project) Series 2000A, AMT, (Wells Fargo Bank, N.A. LOC),
              1.840% 11/01/20**...........................................        5,310
    6,275   Nebraska Help Inc. Student Loan Revenue, Series 1986A, AMT,
              (MBIA Insured),
              1.720% 12/01/16**#..........................................        6,275
    9,695   Nebraska Help Inc. Student Loan Revenue, Series 1986B, AMT,
              (MBIA Insured),
              1.720% 12/01/16**#..........................................        9,695

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEBRASKA -- (CONTINUED)
$   8,100   Nebraska Help Inc. Student Loan Revenue, Series 1986C, AMT,
              (MBIA Insured),
              1.720% 12/01/16**#..........................................   $    8,100
    6,375   Nebraska Public Power District Revenue, Series 1995A, (MBIA
              Insured),
              5.500% 01/01/13.............................................        6,511
                                                                             ----------
                                                                                 35,891
                                                                             ----------
            NEVADA -- 1.7%
   37,900   Clark County, Nevada Airport Revenue, Series 2001A, (FGIC
              Insured, Landesbank Baden-Wurttemberg SBPA),
              1.730% 07/01/36**...........................................       37,900
    5,020   Clark County, Nevada Airport Revenue, Series 2004, AMT, (FGIC
              Insured, Citibank N.A. Liquidity Facility),
              1.790% 07/01/22**#..........................................        5,020
    8,000   Clark County, Nevada IDR, (Nevada Cogeneration Association I
              Project) Series 1991, AMT, (Canadian Imperial Bank of
              Commerce LOC),
              1.820% 11/01/21**...........................................        8,000
   13,425   Clark County, Nevada School District GO, Series 2003, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.670% 06/15/10**@@.........................................       13,425
   11,500   Director St, Nevada Department of Business & Industry, PCR,
              (Barrick Goldstrike Mines Project) Series 1999, AMT, (Royal
              Bank of Canada LOC),
              1.730% 06/01/29**...........................................       11,500
    3,450   Las Vegas, Nevada GO, Sewer and Flood Control, Series 2001,
              (FGIC Insured),
              5.000% 04/01/05.............................................        3,510
    4,465   Nevada Housing Division, Multi-Unit Housing Revenue, (Studio 3
              LP Project), Series 1999A, AMT, (US Bank, N.A. LOC),
              1.730% 10/01/30**...........................................        4,465
                                                                             ----------
                                                                                 83,820
                                                                             ----------
            NEW HAMPSHIRE -- 0.1%
    3,500   New Hampshire State, Business Finance Authority, Exempt
              Facilities Revenue, (Waste Management of New Hampshire Inc.
              Project) Series 2000, AMT, (Wachovia Bank N.A. LOC),
              1.760% 09/01/12**...........................................        3,500
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW JERSEY -- 0.0%+
$   2,000   New Jersey State Transit Corporation Capital Grant
              Anticipation Note, Series 2000B, (AMBAC Insured),
              5.500% 02/01/05.............................................   $    2,027
                                                                             ----------
            NEW MEXICO -- 1.5%
    5,235   New Mexico Finance Authority State Transition Revenue, Series
              2004, (MBIA Insured, Citigroup Global Market Liquidity
              Facility),
              1.750% 06/15/23**#..........................................        5,235
    5,275   New Mexico Mortgage Finance Authority, Series 2004, AMT, (GNMA
              FNMA FHLMC Insured, Merrill Lynch Capital Services SBPA),
              1.780% 07/01/08**#..........................................        5,275
   65,000   New Mexico State, Series 2004, (Lehman Liquidity Company
              Liquidity Facility),
              1.270% 06/30/05**@@.........................................       65,000
                                                                             ----------
                                                                                 75,510
                                                                             ----------
            NEW YORK -- 5.9%
   11,400   Forest City, New Rochelle, New York, Revenue Certificate,
              Series 2003, (JP Morgan Chase Bank LOC),
              1.800% 06/01/11**#..........................................       11,400
    4,495   Metropolitan Transitional Authority New York Revenue, Series
              2002, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.150% 05/15/10**@@.........................................        4,479
    4,490   Metropolitan Transitional Authority New York Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.720% 11/15/10**#..........................................        4,490
    3,635   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.750% 08/01/18**#..........................................        3,635
   11,000   New York City Municipal Water,
              1.250% 10/06/04.............................................       11,000
    3,400   New York City Municipal Water,
              1.180% 10/28/04.............................................        3,400
   38,700   New York City Municipal Water, (Landesbank Hessen-Thuringen
              LOC, Bayerische Landesbank LOC, Westdeutsche Landesbank
              LOC),
              1.720% 10/01/04.............................................       38,700
    2,000   New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.580% 03/15/30**...........................................        2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$     400   New York State Housing Finance Agency Revenue, (North End
              Avenue Housing Project) Series 2004A, (Landesbank Hessen-
              Thuringen LOC),
              1.680% 11/01/37**...........................................   $      400
   17,185   New York State Housing Finance Agency Revenue, (Theater Row
              Tower Project) Series 2000A, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.880% 11/01/32**...........................................       17,185
   31,029   New York State Power Authority, Series 1,
              1.500% 10/18/04.............................................       31,029
   21,300   New York State Power Authority, Series 1,
              1.340% 11/15/04.............................................       21,300
    8,000   New York State Power Authority, Series 1,
              1.200% 12/01/04.............................................        8,000
   31,800   New York State Power Authority, Series 2,
              1.350% 10/19/04.............................................       31,800
   27,250   New York State Thruway Authority BAN, Series CP-2, (Landesbank
              Hessen-Thuringen Girozentrale SBPA),
              1.380% 10/06/04.............................................       27,250
   14,800   New York State, Housing Finance Agency Revenue, (Theater Row
              Housing Project) Series 2002A, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC),
              1.880% 11/01/32**...........................................       14,800
    9,525   New York, New York City Industrial Development Agency Civic
              Facility Revenue, (Jamaica First Parking LLC Project) Series
              2004, (JP Morgan Chase Bank LOC),
              1.700% 03/01/34**...........................................        9,525
      200   New York, New York City Transitional Finance Authority, Series
              2002-1A, (Landesbank Hessen-Thuringen Liquidity Facility),
              1.690% 11/01/22**...........................................          200
    8,095   New York, New York City Transitional Finance Authority, Series
              2003, (MBIA-IBC Insured, Lloyds TSB Bank PLC SBPA),
              1.670% 11/01/08**@@.........................................        8,095
      910   New York, New York GO, Series 2002C-2, (Bayerische Landesbank
              LOC),
              1.690% 08/01/20**...........................................          910

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  26,200   New York, New York Transitional Finance Authority, Future Tax
              Secondary, Series 2002C, (Landesbank Hessen-Thueringen
              SBPA),
              1.800% 11/01/22**...........................................   $   26,200
      525   Oneida County, New York Industrial Development Agency Revenue,
              (Hamilton College Civic Facility Project) Series 2002, (MBIA
              Insured, Bank of New York SBPA),
              1.650% 09/15/32**...........................................          525
    3,040   Port Authority New York and New Jersey, Series 1995, (FGIC
              Insured, Go of Authority),
              7.000% 11/01/04.............................................        3,055
    3,465   Port Authority New York and New Jersey, Series 2003, (AMBAC GO
              of Authority, Citigroup Global Market Liquidity Facility),
              1.770% 12/15/32**#..........................................        3,465
   14,655   Port Authority New York and New Jersey, Series 2004, (FGIC
              Insured, GO of Authority, Merrill Lynch Capital Services
              SBPA),
              1.710% 05/15/10**#..........................................       14,655
    2,665   Port Authority New York and New Jersey, Series 2004, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.740% 11/01/16**#..........................................        2,665
      600   Westchester County, New York Industrial Development Agency
              Civic Facility Revenue, (Westchester Jewish Project) Series
              1998, (Chase Manhattan Bank LOC),
              1.720% 10/01/28**#..........................................          600
                                                                             ----------
                                                                                300,763
                                                                             ----------
            NORTH CAROLINA -- 1.3%
   19,000   Board of Governers, University of North Carolina,
              1.430% 12/02/04.............................................       19,000
    2,950   Catawba County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Von Drehle
              Properties Project) Series 2001, AMT, (BB&T LOC),
              1.820% 12/01/21**#..........................................        2,950
    4,500   Davidson County, North Carolina Industrial Facility and
              Pollution Control Financing Authority Industrial, (Childress
              Winery Project) Series 2004,
              1.820% 04/01/26**#..........................................        4,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$   5,240   Guilford County, North Carolina Multi-Family Housing Revenue,
              (Brentwood Crossings Apartments) Series 2003, AMT, (Suntrust
              Bank LOC),
              1.770% 12/01/35**...........................................   $    5,240
    1,700   Iredell County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sullivan
              Corporation Project) Series 1996, AMT, (Bank One Milwaukee,
              N.A. LOC),
              1.900% 01/01/11**#..........................................        1,700
    3,000   Lincoln County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (HOF Textiles
              Inc. Project) Series 1991, AMT,
              1.750% 10/01/11**...........................................        3,000
    4,640   Mecklenburg County, North Carolina Multi-Family Housing
              Revenue, (Barrington Oaks Apartments Project) Series 2003,
              AMT, (SunTrust Bank LOC),
              1.820% 09/01/35**...........................................        4,640
    2,100   North Carolina Agriculture Finance Authority Agriculture
              Development Revenue, (McGill Environment System Project)
              Series 2003, AMT, (Branch Bank & Trust LOC),
              1.820% 12/01/15**#..........................................        2,100
   10,000   North Carolina Capital Facility Finance Agency Exempt Facility
              Revenue, (Services Incorporated Project) Series 2004, AMT,
              (Suntrust Bank LOC),
              1.810% 07/01/34**...........................................       10,000
    2,600   North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001A, AMT, (Branch
              Banking & Trust LOC),
              1.820% 09/01/22**#..........................................        2,600
    4,590   North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001B, AMT, (Branch
              Banking & Trust LOC),
              1.820% 09/01/22**#..........................................        4,590
    4,315   Rowan County, North Carolina Industrial Facilities Pollution
              Control Financing Authority, (Fixed Industrial Development
              PHC LLC Project) Series 1999, AMT, (Branch Banking and Trust
              LOC),
              1.820% 03/01/14**#..........................................        4,315
                                                                             ----------
                                                                                 64,635
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- 1.4%
$   3,850   Akron, Ohio Metropolitan Housing Authority Facility
              Improvement, (Administration Building Project) Series 1998,
              (Fifth Third Bank LOC),
              1.710% 04/01/18**#..........................................   $    3,850
    5,000   Bellevue, Ohio Hospital Facilities Revenue, (Bellevue Hospital
              Project) Series 2003, (Fifth Third Bank LOC),
              1.530% 08/01/33**#..........................................        5,000
      855   Centerville, Ohio Health Care Revenue, (Bethany Lutheran
              Village Hospital Project) Series 1994, (PNC Bank of Ohio,
              N.A. LOC),
              1.730% 11/01/13**#..........................................          855
    4,800   Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC
              Insured, Westdeutsche Landesbank SBPA),
              1.700% 01/01/33**...........................................        4,800
   15,725   Columbus, Ohio Regional Airport Authority Revenue, Series
              2004, (U.S. Bank N.A. LOC),
              1.710% 03/01/34**...........................................       15,725
      360   Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A. LOC),
              1.820% 09/01/16**#..........................................          360
    4,870   Hamilton County, Ohio Health Care Facilities Revenue, (Talbert
              Services Income Project) Series 2002, (Fifth Third Bank
              LOC),
              1.530% 07/01/27**#..........................................        4,870
    6,225   Kettering, Ohio IDR, Series 2002, AMT, (Merrill Lynch Capital
              Services SPBA),
              1.830% 11/01/34**#..........................................        6,225
    1,090   Lucas County, Ohio IDR, (Dynamic Dies Income Project) Series
              1997, AMT, (National City Bank LOC),
              1.870% 07/01/09**#..........................................        1,090
    2,000   Muskingham Watershed Conservancy District Ohio, Series 2003,
              (Fifth Third Bank LOC),
              1.530% 05/01/23**#..........................................        2,000
    9,000   Ohio State Air Quality Development Authority Revenue, Series
              2004A, AMT, (ABN AMRO Bank N.V. LOC),
              1.750% 06/01/24**...........................................        9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
$     750   Summit County, Ohio IDR, (Oliver Printing Company, Inc.
              Project) Series 1997, AMT, (Bank One of Akron, N.A. LOC),
              1.900% 02/01/07**#..........................................   $      750
   15,800   Toledo-Lucas County, Ohio Port Authority Airport Development
              Revenue, (Flightsafety International, Inc. Project) Series
              1998-1, AMT, (Berkshire Hathaway Inc. Guarantee),
              1.740% 01/01/18**#..........................................       15,800
                                                                             ----------
                                                                                 70,325
                                                                             ----------
            OKLAHOMA -- 0.7%
    1,795   Claremore, Oklahoma Industrial and Redevelopment Industrial
              Development Authority Revenue, (Whirlwind Steel Buildings
              Project) Series 2001, AMT, (Chase Manhattan Bank LOC),
              1.760% 09/01/16**...........................................        1,795
   17,000   Oklahoma Development Finance Authority Revenue, (Conoco
              Project) Series 2002, AMT, (JP Morgan Chase Bank LOC),
              1.730% 06/01/37**...........................................       17,000
    8,800   Oklahoma Development Finance Authority Revenue, (Seabrook
              Farms Inc. Project) Series 1997, AMT, (Bank of New York
              LOC),
              1.780% 03/01/27**#..........................................        8,800
    2,890   Oklahoma Housing Finance Agency, Single Family Revenue,
              (Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
              Collateral Agreement, Merrill Lynch SBPA),
              1.780% 09/01/29**@@.........................................        2,890
    2,300   Oklahoma State Industrial Authority Revenue Refunding,
              (Integris Health Obligated Group Project) Series 1999B,
              (MBIA Insured, Morgan Guaranty SBPA),
              1.720% 08/15/29**...........................................        2,300
    5,100   Oklahoma Transportation Authority Oklahoma Turnpike Systems
              Revenue, Series 2002A, (AMBAC Insured),
              5.000% 01/01/05.............................................        5,150
                                                                             ----------
                                                                                 37,935
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OREGON -- 0.7%
$   1,000   Oregon State Economic Development Revenue, (McFarland Cascade
              Project) Series 1996, AMT, (U.S. Bank of Washington LOC),
              1.790% 11/01/16**...........................................   $    1,000
    2,000   Oregon State, Economic Development Revenue, (KRC Western Inc.
              Project) Series 1997-178, AMT, (Wachovia Bank LOC),
              1.760% 01/01/17**#..........................................        2,000
   10,000   Oregon State, Housing and Community Services Department
              Management Revenue, (Single Family Management Project)
              Series 2003, AMT,
              1.250% 07/01/24.............................................       10,000
   20,000   Port Portland, Oregon Special Obligation Revenue, (Portland
              Bulk Terminals LLC Project) Series 1996, AMT, (Canadian
              Imperial Bank LOC),
              1.750% 10/01/25**...........................................       20,000
    4,500   Port Portland, Oregon Special Obligation Revenue, (Portland
              Bulk Terminals Project) Series 1999, AMT, (Canadian Imperial
              Bank LOC),
              1.750% 10/01/25**...........................................        4,500
                                                                             ----------
                                                                                 37,500
                                                                             ----------
            PENNSYLVANIA -- 2.0%
    7,800   Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC), Mandatory Put 06/01/03 @ 100,
              1.710% 06/01/30.............................................        7,800
    1,550   Elk County, Pennsylvania Industrial Development Authority
              Revenue, (Clarion Sintered Metals Project) Series 1998, AMT,
              (PNC Bank, N.A. LOC),
              1.820% 03/01/09**#..........................................        1,550
    9,000   Elk County, Pennsylvania Industrial Development Authority
              Solid Waste Disposal Revenue, (Willamette Industries Inc.
              Project) Series 1992, (Deutsche Bank A.G. LOC),
              1.720% 08/01/10**...........................................        9,000
    9,800   Montgomery County, Pennsylvania Industrial Pollution Control
              Revenue Refunding, (PECO Energy Company Project) Series
              96-A,
              1.370% 11/04/04.............................................        9,800

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$     700   Pennsylvania Economic Development Financing Authority
              Development Revenue, (Pennsylvania Bar Institute Project)
              Series 1996B, AMT, (PNC Bank, N.A. LOC),
              1.700% 04/01/15**#..........................................   $      700
      650   Philadelphia, Pennsylvania Authority for Industrial
              Development Revenue, (Institute for Cancer Research - Fox
              Chase Cancer Center Project) Series 1997, (Morgan Guaranty
              Trust LOC),
              1.710% 07/01/25**#..........................................          650
    2,660   Philadelphia, Pennsylvania Authority For Industrial
              Development Revenues, (Goldenberg Candy Project) Series
              1997, AMT, (Wachovia Bank N.A. LOC),
              1.770% 01/01/13**#..........................................        2,660
    8,225   Pittsburgh, Pennsylvania GO, Series 1996A, (MBIA Insured),
              6.000% 03/01/05.............................................        8,380
    4,800   Venango, Pennsylvania Industrial Development Authority,
              1.140% 10/04/04.............................................        4,800
    8,000   Venango, Pennsylvania Industrial Development Authority,
              1.140% 10/04/04.............................................        8,000
   19,850   Venango, Pennsylvania Industrial Development Authority,
              (Scrubgrass Project) Series 90-A,
              1.470% 10/13/04.............................................       19,850
    5,000   Venango, Pennsylvania Industrial Development Authority,
              (Scrubgrass Project) Series 90-B,
              1.470% 10/13/04.............................................        5,000
   16,000   Venango, Pennsylvania Industrial Development Authority,
              (Scrubgrass Project) Series 93,
              1.470% 10/13/04.............................................       16,000
    3,170   Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Elizabeth Carbide Die Project) Series
              1998A, AMT, (National City Bank LOC),
              1.820% 10/01/13**#..........................................        3,170
    3,290   Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Rhodin Enterprises Project) Series 1997,
              AMT, (National City Bank, N.A. LOC),
              1.770% 04/01/17**...........................................        3,290
                                                                             ----------
                                                                                100,650
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PUERTO RICO -- 0.3%
$  14,795   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank
              of New York Liquidity Facility),
              1.350% 07/01/27**@@.........................................   $   14,795
                                                                             ----------
            RHODE ISLAND -- 0.0%+
    2,410   Rhode Island State Industrial Facilities Corporation IDR,
              (Precision Turned Components Project) Series 2000, (Bank of
              New York LOC),
              1.840% 05/01/11**...........................................        2,410
                                                                             ----------
            SOUTH CAROLINA -- 1.7%
    1,000   Cherokee County, South Carolina Industrial Revenue Refunding,
              (Holmberg Electronic Corporation Project) Series 1989,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.790% 11/01/04**#..........................................        1,000
    3,900   Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc.
              Project) Series 1994, AMT, (SunTrust Bank of Nashville LOC),
              1.770% 12/01/07**#..........................................        3,900
   10,000   Piedmont Municipal Power Agency South Carolina Electric
              Revenue, Series 2004, (MBIA Insured, Dexia Credit Local
              SBPA),
              1.700% 01/01/31**...........................................       10,000
    2,880   South Carolina Jobs Economic Development Authority Development
              Revenue, (Spartanburg YMCA Project) Series 1996, (First
              Union National Bank LOC),
              1.790% 06/01/18**#..........................................        2,880
   11,250   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Giant Cement Holding Inc. Project)
              Series 2002, AMT, (Citibank N.A. LOC),
              1.730% 12/01/22**...........................................       11,250
    1,500   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Mancor Industries Incorporated
              Project) Series 1999, AMT, (PNC Bank N.A. LOC),
              1.820% 05/01/14**#..........................................        1,500
    3,500   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Pine River Plastics Inc. Project)
              Series 2000, AMT, (Comerica Bank LOC),
              1.810% 03/01/11**...........................................        3,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$   5,355   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Raynor USA Southeast Project) Series
              2000, AMT, (LaSalle Bank, N.A. LOC),
              1.780% 05/01/20**...........................................   $    5,355
    1,085   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Sargent Metal Fabricators Project)
              Series 2002, AMT, (Branch Banking & Trust LOC),
              1.820% 11/01/22**#..........................................        1,085
    5,000   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Waste Management South Carolina
              Project) Series 2003, AMT, (Wachovia Bank N.A. LOC),
              1.770% 07/01/24**...........................................        5,000
    5,700   South Carolina Jobs Economic Development Authority IDR,
              (Abraham Industries LLC Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.820% 05/01/14**#..........................................        5,700
    1,800   South Carolina Jobs Economic Development Authority IDR, (Banks
              Construction Company Project) Series 1999, AMT, (Wachovia
              Bank of North Carolina, N.A. LOC),
              1.810% 05/01/09**...........................................        1,800
    2,730   South Carolina Jobs Economic Development Authority IDR,
              (Kravet Fabrics, Inc. Project) Series 1997, AMT, (Bank of
              New York LOC),
              1.780% 03/01/12**#..........................................        2,730
    5,125   South Carolina Jobs Economic Development Authority IDR,
              (Quoizel, Inc. Project) Series 1996, AMT, (Branch Banking &
              Trust LOC),
              1.820% 05/01/16**#..........................................        5,125
    1,000   South Carolina Jobs Economic Development Authority, Economic
              Development Revenue, (Personal Inc. Project) Series 1998,
              AMT, (LaSalle National Bank LOC),
              1.780% 04/01/18**#..........................................        1,000
    2,844   South Carolina State Housing Finance and Development
              Authority, Multi-Family Revenue Refunding, (Oakfield Housing
              Project) Series 2004, AMT, (National Bank of South Carolina
              LOC),
              1.840% 10/01/25**...........................................        2,844

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  12,845   South Carolina Transportation Infrastructure Bank Revenue,
              Series 2004, (AMBAC Insured, Merrill Lynch Capital Services
              SBPA),
              1.730% 04/01/12**#..........................................   $   12,845
    6,300   South Carolina, Jobs Economic Development Authority, Economic
              Development Revenue, (Conco Medical Products Project),
              Series 1990,
              1.800%&& 09/01/10**#........................................        6,300
                                                                             ----------
                                                                                 83,814
                                                                             ----------
            SOUTH DAKOTA -- 0.2%
      300   South Dakota Economic Development Financing Authority IDR
              Refunding, (Lomar Development Company Project) Series 1996B,
              AMT, (US Bank, N.A. LOC),
              1.890% 08/01/08**#..........................................          300
    8,260   South Dakota State Housing Development Authority, Series
              1998PT-168, AMT, (Banque Nationale de Paris SBPA),
              1.780% 05/01/27**#..........................................        8,260
                                                                             ----------
                                                                                  8,560
                                                                             ----------
            TENNESSEE -- 4.0%
    4,445   Blount County, Tennessee Industrial Development Board IDR,
              (Arrowhead Partners LP Project) Series 2003, AMT, (SunTrust
              Bank LOC),
              1.820% 12/01/13**...........................................        4,445
   20,600   Collierville, Tennessee Industrial Development Board Revenue,
              (St. Georges High School Project) Series 2001, (AmSouth Bank
              of Alabama, N.A. LOC),
              1.740% 08/01/31**...........................................       20,600
    1,000   Cumberland County, Tennessee Industrial Development Board
              Industrial Development Revenue, (Delbar Products
              Incorporated Project) Series 1997, AMT, (PNC Bank N.A. LOC),
              1.820% 07/01/12**#..........................................        1,000
    5,980   Franklin County, Tennessee Health and Educational Facilities
              Board Revenue, (University of the South Project) Series
              1998B, (AmSouth Bank of Alabama, N.A. LOC),
              1.730% 09/01/18**...........................................        5,980
    7,630   Knox County, Tennessee 1st Utility District Water and Sewer
              Revenue Refunding, Series 2003, (Amsouth Bank LOC),
              1.840% 12/01/10**...........................................        7,630

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$   5,350   Memphis, Tennessee Health Educational and Housing Facilities
              Board Revenue, (Springdale Creek Apartments Project) Series
              2003A, AMT, (First Tennessee Bank LOC),
              1.900% 01/01/35**#..........................................   $    5,350
    5,295   Metropolitan Government Nashville & Davidson County Tennessee
              Industrial Board Revenue Refunding, (Rodgers/Welch Venture
              Project) Series 1989, (Amsouth Bank of Alabama LOC),
              1.700% 12/01/14**#..........................................        5,295
    9,400   Metropolitan Government Nashville & Davidson County, Tennessee
              Health and Education Facility Board Revenue, Multi-Family
              Housing, Series 2003, AMT, (Wachovia Bank N.A. LOC),
              1.760% 12/01/43**...........................................        9,400
    8,500   Metropolitan Government, Nashville & Davidson County,
              Tennessee Health and Education Facilities Board Revenue,
              (Meharry Medical College Project) Series 1994, (AMBAC
              Insured, GO of Institution),
              6.875% 12/01/24.............................................        8,752
    3,010   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Multi-Family Housing Revenue, (Flag Manor
              Project) Series 1995, AMT, (FHLB Guarantee),
              1.750% 01/01/23**#..........................................        3,010
    2,700   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (Spring Creek Apartments) Series
              2003A, AMT, (First Tennessee Bank LOC),
              1.900% 12/01/20**#..........................................        2,700
    1,100   Springfield, Tennessee Industrial Development Board Revenue,
              (All American Homes of Tennessee Project) Series 1994, AMT,
              (Bank One of Michigan, N.A. LOC),
              1.900% 11/01/09**#..........................................        1,100
    5,000   Sullivan County, Tennessee Industrial Development Board
              Revenue, (Modern Forge Company Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              1.740% 07/01/10**#..........................................        5,000
  124,875   Tennessee Housing Development Agency Single Family Mortgage,
              Series 2004, AMT,
              1.494% 12/08/05**...........................................      124,875
                                                                             ----------
                                                                                205,137
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- 18.8%
$   3,215   Austin, Texas Airport System Revenue, Series 1995A, AMT, (MBIA
              Insured),
              6.500% 11/15/04.............................................   $    3,236
      900   Bell County, Texas Industrial Development Corporation IDR,
              (Metal Sales Manufacturing Corporation Project) Series 1998,
              AMT, (Firstar Bank N.A. LOC),
              1.880% 08/01/08**#..........................................          900
   10,375   Bexar County, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Perrin Park Apartment Project) Series
              1996, (GNMA Collateral, Northern Trust Company LOC),
              1.850% 06/01/28**...........................................       10,375
   23,730   Brazos River Authority, Texas PCR, (TXU Energy Company
              Project) Series 2002A, (JP Morgan Chase Bank LOC),
              1.750% 05/01/37**...........................................       23,730
    6,535   Bridgeport, Texas GO Independent School District, Series 2004,
              (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch
              and Company GTY-AGMT),
              1.730% 08/15/08**#..........................................        6,535
   20,000   Brownsville, Texas Utilities Systems Revenue Refunding, Series
              2001A, (MBIA Insured),
              0.950% 09/01/25**...........................................       20,000
   20,000   Brownsville, Texas Utilities Systems Revenue Refunding, Series
              2001B, (MBIA Insured, State Street Bank and Trust SBPA),
              0.950% 09/01/25.............................................       20,000
    2,400   Calhoun County, Texas Industrial Development Authority, Port
              Revenue, Series 2003, AMT,
              1.790% 01/01/24**...........................................        2,400
   10,145   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.270% 10/06/04.............................................       10,145
   22,071   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.150% 10/20/04.............................................       22,071
   20,000   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.520% 10/21/04.............................................       20,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  20,190   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.180% 10/28/04.............................................   $   20,190
   35,600   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.340% 10/28/04.............................................       35,600
    8,000   City of Houston, Texas GO, (Landesbank Hessen-Thuringen
              Girozentrale Liquidity Facility, Dexia Credit Local
              Liquidity Facility),
              1.150% 10/18/04.............................................        8,000
   25,000   City of Houston, Texas GO, Series D, (Landesbank
              Hessen-Thuringen Girozentrale Liquidity Facility, Dexia
              Credit Local Liquidity Facility),
              1.250% 10/06/04.............................................       25,000
    2,000   City of Houston, Texas Subordinate Lien Hotel Occupancy Tax
              and Parking Revenue, Series A,
              1.720% 10/01/04.............................................        2,000
   10,500   City of Houston, Texas Subordinate Lien Hotel Occupancy Tax
              and Parking Revenue, Series A,
              1.520% 10/21/04.............................................       10,500
   15,000   County of Bexar, Texas Metropolitan Water District,
              (Bayerische Hypotheken-und Vereinsbank AG LOC),
              1.400% 11/03/04.............................................       15,000
    7,500   Dallas, Texas Housing Finance Corporation Multi-Family Housing
              Revenue, (The Masters Apartments Project) Series 2004, (FNMA
              Insured, FNMA Liquidity Facility),
              1.740% 07/15/37**...........................................        7,500
   16,180   Dallas-Fort Worth, Texas International Airport Facility
              Revenue, (Flightsafety Project) Series 1999, AMT, (OBH, Inc.
              Guarantee),
              1.740% 07/01/32**...........................................       16,180
    9,840   Dallas-Fort Worth, Texas International Airport Revenue, Series
              2003, AMT, (Merrill Lynch Capital Services SBPA),
              1.780% 05/01/11**@@.........................................        9,840
    3,000   Dallas-Fort Worth, Texas International Airport Revenue, Series
              2004, AMT, (MBIA Insured, Citigroup Global Market Liquidity
              Facility),
              1.790% 11/01/33**#..........................................        3,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   8,185   El Paso, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Viva Apartments Project - Oakland
              Executive Center LP) Series 1993, AMT, (GE Capital
              Corporation Guarantee),
              1.790% 09/01/23**#..........................................   $    8,185
    3,682   Galveston County, Texas Housing Finance Corporation Single
              Family Mortgage Revenue, Series 2004A, (Bayerische
              Landesbank GIC),
              2.090% 12/01/37**...........................................        3,682
   13,600   Gulf Coast Industrial Authority Texas Environment Facility
              Revenue, (CITGO Petroleum Corporation Project) Series 2004,
              AMT, (Westdeutsche Landesbank AG LOC),
              1.810% 10/01/32**...........................................       13,600
    2,000   Gulf Coast Waste Disposal Authority, Texas Environmental
              Facilities Revenue, (BP Amoco Chemical Project) Series
              2003B, AMT, (BP plc Guaranty Agreement),
              1.790% 09/01/38**...........................................        2,000
   75,000   Harris County, Texas Floating Rate Trust Receipts, Series
              2004, (Lehman Liquidity Company Liquidity Facility),
              1.270% 02/28/05**#..........................................       75,000
    2,550   Harris County, Texas Health Facility Development Corporation
              Revenue, Blood Center Gulf Coast Regional, Series 1992, (JP
              Morgan Chase and Company LOC)
              1.740% 04/01/17**...........................................        2,550
    9,141   Heart of Texas Housing Finance Corporation, Series 2002A,
              (Bayerische Landesbank GIC),
              1.790% 06/01/05**...........................................        9,141
    1,270   Hillsboro, Texas Industrial Development Corporation Revenue,
              (Lamcraft LP Project) Series 1997, AMT, (First Commercial
              Bank LOC),
              2.000% 07/01/13**#..........................................        1,270
    7,900   Houston, Texas Airport System Revenue, Series 1998B, AMT,
              (FGIC Insured),
              5.000% 07/01/05.............................................        8,091
   15,090   Houston, Texas GO, Series 2004, (FSA Insured, Merrill Lynch
              Capital Services SBPA),
              1.730% 09/01/09**#..........................................       15,090
    4,850   Houston, Texas GO, Series 2004, (MBIA Insured, Citibank N.A.
              Liquidity Facility),
              1.750% 03/01/08**#..........................................        4,850

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   3,500   Houston, Texas Housing Financial Corporation, (Mayfair Park
              Apartment), Series 2004, (FNMA Insured, FNMA Liquidity
              Facility),
              1.740% 04/15/37**...........................................   $    3,500
    5,225   Houston, Texas Utility System Revenue, Series 2004, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.730% 05/15/12**#..........................................        5,225
    5,715   Houston, Texas Utility System Revenue, Series 2004, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.730% 05/15/14**#..........................................        5,715
    5,610   Klein, Texas Independent School District GO, Series 2003,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.730% 08/15/23**#..........................................        5,610
    4,015   Lewisville, Texas Independent School District GO, Series 2004,
              (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch
              and Capital GTY-AGMT),
              1.730% 08/15/08**#..........................................        4,015
    5,665   Mansfield, Texas Independent School District GO, Series 2004,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.730% 08/15/08**#..........................................        5,665
    2,900   Mansfield, Texas Industrial Development Corporation Revenue,
              (Texas Inc. Project) Series 1986, AMT, (Bank One Texas N.A.
              LOC),
              1.700% 11/01/26**...........................................        2,900
    6,155   Northside, Texas Independent School District GO, Series 1993
              (PSF-GTD),
              1.290%*** 02/01/05..........................................        6,128
    4,640   Northside, Texas Independent School District GO, Series 2004,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.730% 02/15/22**#..........................................        4,640
    1,200   Nueces County, Texas Health Facilities Development Corporation
              Revenue, (Driscoll Foundation Childrens Hospital Project)
              Series 1985, (Bank One of Texas, N.A. LOC),
              1.730% 07/01/15**...........................................        1,200
    6,060   Panhandle, Texas Regional Housing Financing, Series 2002, AMT,
              (Merrill Lynch Capital Services SBPA),
              1.830% 09/01/14**#..........................................        6,060

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   3,990   Plano, Texas Independent School District GO, Series 2004,
              (PSF-GTD, Citigroup Global Market Liquidity Facility),
              1.750% 02/15/18**#..........................................   $    3,990
   28,800   San Antonio Electric and Gas Revenue, Series A,
              1.370% 10/06/04.............................................       28,800
    7,200   San Antonio Electric and Gas,
              1.330% 10/05/04.............................................        7,200
    4,080   San Antonio, Texas Airport System Revenue, Series 2001, AMT,
              (FSA Insured)
              5.500% 07/01/05.............................................        4,193
    8,350   San Antonio, Texas Education Facility Corporation Revenue,
              (University of the Incarnate World Project) Series 2001,
              (Bank One Texas, N.A. LOC),
              1.790% 12/01/21**...........................................        8,350
   50,690   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.700% 05/15/33**...........................................       50,690
    2,000   Tarrant Regal Water District Texas Water Revenue Refunding,
              Series 2002, (FSA Insured),
              4.000% 03/01/05.............................................        2,023
    1,900   Texas Lower Colorado River Authority, Series 2003, (AMBAC
              Insured, Citigroup Global Market Liquidity Facility),
              1.750% 05/15/22**#..........................................        1,900
   40,000   Texas Municipal Power Agency Revenue Floating Rate Trust
              Receipts, Series 2004, (FGIC Insured, Lehman Liquidity
              Company Liquidity Facility),
              1.270% 09/01/11**#..........................................       40,000
    9,520   Texas State GO, College Student Loan, Series 2004, (Landesbank
              Hessen-Thueringen SBPA),
              1.400% 02/01/11**...........................................        9,520
  135,000   Texas State Tax RAN, Series 2004,
              3.000% 08/31/05.............................................      136,720
    7,120   Texas State Turnpike Authority Central Texas Turnpike System
              Revenue, Series 2004, (AMBAC Insured, Merrill Lynch Capital
              Services SBPA),
              1.810% 08/15/23**#..........................................        7,120
    4,400   Texas State, Department of Housing & Community Affairs,
              Multi-Family Revenue, Series 2002, AMT, (Merrill Lynch
              Capital Services SBPA),
              1.830% 12/01/40**#..........................................        4,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  49,895   Texas State, GO, (Veterans Housing Assist Project) Series
              2003, AMT, (VA Guarantee, Bayerische Landesbank Liquidity
              Facility)
              1.740% 06/01/34**...........................................   $   49,895
   13,475   Texas State, Series 2004D, (Lehman Liquidity Company Liquidity
              Facility),
              1.680% 08/31/05**#..........................................       13,475
    6,700   Travis County, Texas Housing Finance Corporation, Multi-Family
              Housing Revenue, (Rosemont at Old Manor Apartments Project)
              Series 2004, AMT, (FNMA Insured, FNMA Liquidity Facility),
              1.740% 08/15/37**...........................................        6,700
   14,000   University of Texas, Board of Regents Revenue Financing
              System,
              1.230% 12/02/04.............................................       14,000
   15,000   University of Texas, Board of Regents Revenue Financing
              System,
              1.200% 12/03/04.............................................       15,000
   16,000   University of Texas, Board of Regents Revenue Financing
              System, (University of Texas Investment Management Company
              Liquidity Facility),
              1.340% 10/20/04.............................................       16,000
   15,000   University of Texas, Board of Regents Revenue Financing
              System, (University of Texas Investment Management Company
              Liquidity Facility),
              1.520% 10/21/04.............................................       15,000
    5,275   University of Texas, Board of Regents Revenue Financing
              System, (University of Texas Investment Management Company
              Liquidity Facility),
              1.370% 11/01/04.............................................        5,275
   15,067   University of Texas, Board of Regents Revenue Financing
              System, (University of Texas Investment Management Company
              Liquidity Facility),
              1.370% 11/05/04.............................................       15,067
    6,535   Wylie, Texas Independent School District GO, Series 2004,
              (PSF-GTD, Merrill Lynch Capital Services, SBPA),
              1.730% 08/15/08**#..........................................        6,535
                                                                             ----------
                                                                                948,172
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- 3.7%
$  26,750   Intermountain Power Agency, Utah Power Supply Revenue, Series
              1985E, (Landesbank Hessen-Thuringen SBPA),
              1.430% 07/01/14**...........................................   $   26,750
    1,300   Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT,
              (Bank One Arizona, N.A. LOC),
              1.900% 10/01/16**#..........................................        1,300
    3,200   Murray City, Utah Industrial Development Authority Revenue,
              (Hunter Douglas Real Property Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              1.770% 09/01/14**#..........................................        3,200
    7,570   Provo City, Utah Housing Authority, (Multi-Family Branbury
              Park Project) Series 1987A, (Bank One of Arizona LOC),
              1.720% 12/01/10**...........................................        7,570
    3,730   Salt Lake City, Utah IDR, (Spring Air Project) Series 2003,
              AMT, (US Bank N.A.),
              1.780% 07/01/23**...........................................        3,730
    3,100   Tooele City, Utah IDR, (Encon Utah LLC Project) Series 2002A,
              AMT, (U.S. Bank N.A. LOC),
              1.790% 10/01/22**...........................................        3,100
    8,790   Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002A-1, AMT, (Westdeutsche Landesbank Girozentrale
              LOC),
              1.750% 07/01/33**...........................................        8,790
    9,095   Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002C-2, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.750% 07/01/33**...........................................        9,095
   15,000   Utah State Board Regents Student Loan Revenue, Series 1993A,
              AMT, (GTD STD LNS, Lloyds Bank LOC),
              1.750% 11/01/23**...........................................       15,000
   35,000   Utah State Board Regents Student Loan Revenue, Series 1995,
              AMT, (AMBAC Insured, GTD STD LNS, Lloyds TSB Bank plc SBPA),
              1.750% 11/01/25**...........................................       35,000
   38,500   Utah State Board Regents Students Loan Revenue, Series 1996Q,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.750% 11/01/31**...........................................       38,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
$  26,355   Utah State Board Regents Students Loan Revenue, Series 1996R,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.750% 11/01/31**...........................................   $   26,355
    9,995   Utah State, Housing Finance Agency, Single Family Mortgage
              Revenue, Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
              1.750% 07/01/31**...........................................        9,995
    1,000   West Jordan, Utah IDR, (Vesper Corporation Project) Series
              1994A, AMT, (PNC Bank LOC)
              1.820% 04/01/14**...........................................        1,000
                                                                             ----------
                                                                                189,385
                                                                             ----------
            VERMONT -- 0.3%
   14,000   Vermont Industrial Development Authority Revenue, (Ryegate
              Wood Energy Company Project) Series 1990, AMT, (ABN AMRO
              Bank, N.V. LOC),
              1.770% 12/01/15**...........................................       14,000
                                                                             ----------
            VIRGINIA -- 0.6%
    4,500   Fredericksburg, Virginia Industrial Development Authority
              Multi-Family Housing Revenue, (Forest Village Apartments
              Project) Series 2001A-1, AMT, (SunTrust Bank LOC),
              1.770% 01/01/33**...........................................        4,500
    5,200   Loudoun County, Virginia Industrial Development Authority
              Revenue, (Howard Hughes Medical Project) Series 2003C,
              1.800% 02/15/38**...........................................        5,200
    4,325   Madison County, Virginia Industrial Development Authority
              Revenue, (Madison Wood Preservers Project) Series 1998, AMT,
              (Wachovia Bank of North Carolina N.A. LOC),
              1.760% 06/01/13**#..........................................        4,325
    9,900   Prince William County, Virginia IDR, (Dale Scott Corporation
              Project) Series 2001, AMT, (First Union National Bank LOC),
              1.760% 12/01/21**...........................................        9,900
    4,000   Westmoreland County, Virginia Industrial Development
              Authority, Economic Development Revenue, (Second Development
              LLC Project) Series 2003, AMT, (Wells Fargo Bank N.A. LOC),
              1.810% 08/01/19**...........................................        4,000
                                                                             ----------
                                                                                 27,925
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- 2.6%
$   4,200   Central, Washington University System Revenue, Series 2004,
              (FGIC Insured, Citigroup Global Market Liquidity Facility),
              1.750% 05/01/21**#..........................................   $    4,200
    2,250   Clark County, Washington Public Utilities District Number 001
              Generating System Revenue, Series 1995, (FGIC Insured),
              6.000% 01/01/05.............................................        2,276
    6,260   King County, Washington Directors Association Purchasing
              Department,
              1.300%*** 10/18/04..........................................        6,256
    3,370   King County, Washington Housing Authority Revenue, (Auburn
              Court Apartments Project) Series 1997, AMT, (US Bank N.A.
              LOC),
              1.740% 12/01/27**...........................................        3,370
    5,610   King County, Washington Sewer Revenue, Series 2003, (FGIC
              Insured, Citigroup Global Market Liquidity Facility),
              1.750% 01/01/20**#..........................................        5,610
    1,100   Klickitat County, Washington Public Corporation, (Mercer
              Ranches Project) Series 1996, (U.S. Bank N.A. LOC),
              1.790% 12/15/10**...........................................        1,100
    2,000   Pierce County, Washington Economic Development, (McFarland
              Cascade Project) Series 1996, AMT, (U.S. Bank N.A. LOC),
              1.790% 12/01/17**...........................................        2,000
    3,505   Port of Seattle, Washington Revenue Refunding, Series 2002D,
              AMT, (FGIC Insured),
              5.750% 11/01/04.............................................        3,518
    4,320   Port of Seattle, Washington Revenue, Series 2003, AMT, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.660% 07/01/11**@@.........................................        4,320
    3,775   Port of Seattle, Washington Subordinate Lien Revenue, Series
              A-2,
              1.200% 12/02/04.............................................        3,775
   11,250   Seattle, Washington Housing Authority Revenue, (Rainier Vista
              Project Phase I) Series 2003, AMT, (Key Bank N.A. LOC),
              1.780% 12/01/36**...........................................       11,250
    2,490   Seattle, Washington Housing Authority, Lower Income Housing
              Assistance Revenue, (Bayview Manor Project) Series 1994B,
              (U.S. Bank of Washington LOC),
              1.740% 05/01/19**...........................................        2,490

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$   6,085   Tacoma, Washington Convention Center and Parking Revenue,
              Series 2004, (MBIA Insured, Merrill Lynch Capital Services
              SBPA),
              1.730% 12/01/24**#..........................................   $    6,085
    5,145   Washington State GO, Series 2003, (FSA Insured, Citigroup
              Global Market Liquidity Facility), 1.750% 07/01/19**#.......        5,145
    7,500   Washington State GO, Series 2003, (MBIA Insured, Merrill Lynch
              Capital Services SBPA),
              1.730% 01/01/10**#..........................................        7,500
   14,450   Washington State Health Care Facility Authority Revenue,
              (Empire Health Services Project) Series 2003, (U.S. Bank
              N.A. LOC),
              1.650% 11/01/23**...........................................       14,450
    2,075   Washington State Health Care Facility Authority Revenue,
              (Sisters of Providence Project) Series 1995, (AMBAC
              Insured),
              1.790% 12/01/15**...........................................        2,075
   13,600   Washington State Housing Finance Commission, Multi-Family
              Housing Revenue, (Mallard Lakes Apartments Project) Series
              2002A, AMT, (PNC Bank N.A.),
              1.770% 05/15/35**...........................................       13,600
    8,300   Washington State Housing Finance Commission, Multi-Family
              Mortgage Revenue, (Inglenook Court Project) Series 1995,
              AMT,
              1.730% 07/01/25**...........................................        8,300
    6,535   Washington State Housing Finance Commission, Non-Profit
              Housing Revenue, (Franke Tobey Jones Project) Series 2003,
              (Wells Fargo Bank N.A. LOC),
              1.750% 09/01/33**...........................................        6,535
    5,240   Washington State Housing Finance Community Multi-Family
              Housing Revenue, (Pacific Crest Apartments Project) Series
              1995, AMT, (Bank of America LOC),
              1.830% 04/01/34**#..........................................        5,240
    1,350   Washington State Housing Finance Community Multi-Family
              Revenue, (Pacific Inn Apartments Project) Series 1996A, AMT,
              (U.S. Bank N.A. LOC),
              1.790% 05/01/28**...........................................        1,350

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$   2,885   Washington State Housing Finance Community Multi-Family
              Revenue, (Rosemont Apartments Project) Series 2003A, AMT,
              (Umpqua Bank LOC, Bank of the West LOC),
              1.800% 10/01/36**...........................................   $    2,885
    2,000   Washington State Housing Finance Community Multi-Family
              Revenue, (Sherwood Springs Apartments Project) Series 1997A,
              AMT, (U.S. Bank N.A. LOC),
              1.790% 09/01/27**...........................................        2,000
    6,000   Washington State Public Power Supply System Nuclear Project
              Number 3 Revenue, Series 1990, (MBIA-IBC Insured),
              1.650%*** 07/01/05..........................................        5,927
                                                                             ----------
                                                                                131,257
                                                                             ----------
            WEST VIRGINIA -- 0.5%
    7,735   Beckley, West Virginia Revenue Refunding, (Beckley Water
              Company Project) Series 2003, AMT, (Bank One West Virginia
              LOC),
              1.900% 10/01/16**#..........................................        7,735
    1,400   Marion County, West Virginia County Commission Solid Waste
              Disposal Facility Revenue, (Grantown Project) Series 1990C,
              AMT, (National Westminster LOC),
              1.770% 10/01/17**...........................................        1,400
    1,000   Mercer County, West Virginia IDR Refunding, (Noland Company
              Project) Series 1989, (First Union National Bank LOC),
              1.940% 05/01/06**#..........................................        1,000
   10,000   Pleasants County, West Virginia County Commission IDR, (Simex,
              Inc. Building Project) Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              1.820% 12/01/19**#..........................................       10,000
    5,000   Putnam County, West Virginia Solid Waste Disposal Revenue,
              (Toyota Motor Manufacture Project) Series 2000A, AMT,
              1.720% 04/01/30**...........................................        5,000
    2,555   West Virginia Public Energy Authority Revenue, (Morgantown
              Energy Project) Series 1998, (FSA Insured, BNP Paribas
              SBPA),
              1.790% 01/01/05**#..........................................        2,555
                                                                             ----------
                                                                                 27,690
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- 2.4%
$   2,940   Menomonee Falls, Wisconsin Industrial Development Authority
              IDR, (Jema, LLC Project) Series 1994, AMT, (Bank One
              Milwaukee, N.A. LOC),
              1.900% 09/01/14**#..........................................   $    2,940
    1,300   Oconto, Wisconsin, IDR, (Unlimited Services of Wisconsin
              Project) Series 2000, (U.S. Bank N.A. LOC),
              1.890% 11/01/12**#..........................................        1,300
      800   Park Falls, Wisconsin IDR, (Weather Shield Project) Series
              2000, AMT, (Bank One Wisconsin LOC),
              1.900% 08/01/20**#..........................................          800
      800   Pewaukee, Wisconsin IDR, (Gunner Press & Finishing Project)
              Series 2000, AMT, (Bank One Wisconsin LOC),
              1.900% 09/01/20**#..........................................          800
    2,950   Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project)
              Series 1995, AMT, (American National Bank & Trust Company
              LOC),
              1.750% 02/01/22**...........................................        2,950
    2,000   Saukville Village, Wisconsin Community Development Authority,
              IDR, (Calibre Inc. Project) Series 2004, AMT, (US Bank N.A.
              LOC),
              1.840% 09/01/29**...........................................        2,000
    3,400   Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series
              2002, (American National Bank & Trust LOC),
              1.980% 08/01/12**#..........................................        3,400
    2,650   Waunakee, Wisconsin Community School District, BAN, Series
              2004,
              1.550% 04/01/05.............................................        2,652
    9,700   West Allis, Wisconsin Revenue (State Fair Park Exposition
              Center Project) Series 2001, (First Star Bank, N.A. LOC),
              1.740% 08/01/28**...........................................        9,700
    3,500   Whitewater, Wisconsin IDR, (Husco International Incorporate
              Project) Series 1997, AMT, (LaSalle Bank N.A.)
              1.780% 12/01/12**...........................................        3,500
   18,000   Wisconsin Housing & Economic Development Authority, Home
              Ownership Revenue, Series 2004A, (GO of Authority,
              Westdeutsche Landesbank AG SPA),
              1.730% 03/01/35**...........................................       18,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
$  12,865   Wisconsin Housing and Economic Development Authority Home
              Ownership Revenue, Series 2003C, AMT, (Westdeutsche
              Landesbank AG SBPA),
              1.670% 03/01/34**...........................................   $   12,865
   10,000   Wisconsin Housing and Economic Development Authority Home
              Ownership Revenue, Series 2004A, AMT, (GO of Authority,
              Westdeutsche Landesbank AG SBPA),
              1.730% 09/01/28**...........................................       10,000
   10,000   Wisconsin Housing and Economic Development Authority Home
              Ownership Revenue, Series 2004A, AMT, (GO of Authority,
              Westdeutsche Landesbank SBPA),
              1.730% 09/01/22**...........................................       10,000
    3,845   Wisconsin Housing and Economic Development Authority, Housing
              Revenue, Series 2000A, AMT, (MBIA Insured, FHLB LOC),
              1.730% 05/01/32**...........................................        3,845
   12,000   Wisconsin School Districts Cash Flow Management Program,
              Certificates of Participation, Series 2004A-1, (US Bank N.A.
              LOC),
              3.000% 09/20/05.............................................       12,151
    3,480   Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch
              Capital Services SPA),
              1.730% 05/01/10**#..........................................        3,480
    5,000   Wisconsin State Health & Educational Facilities Authority
              Revenue, Series 2003, (MBIA Insured),
              1.730% 08/15/23**#..........................................        5,000
   17,160   Wisconsin State, Health & Educational Facilities Authority
              Revenue, Series 2003, (MBIA Insured),
              1.300% 08/15/19**@@.........................................       17,160
                                                                             ----------
                                                                                122,543
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $5,093,169)...........................................    5,093,169
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $5,093,169*)................................     100.4%   5,093,169
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (0.4)%    (18,259)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $5,074,910
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


---------------

 *Federal income tax information (see Note 8).

 **
  Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

***
  Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

 @@
  Restricted security (see Note 6).

Nations Municipal Reserves had the following industry concentrations greater than 10% at September 30, 2004 (as a percentage of net assets):

Housing                                           21.81%
IDR/PCR                                           13.35%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.2%
            ALABAMA -- 1.7%
 $  8,470   ASMS Mobile, Alabama Public Educational Building Authority
              Revenue, (Alabama High School Math and Science Foundation
              Project) Series 1997, (AmSouth Bank of Alabama N.A. LOC),
              1.760% 07/01/22**...........................................   $    8,470
   17,510   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.970% 09/01/30**...........................................       17,510
    7,450   Birmingham, Alabama Medical Clinic Board Revenue, (University
              of Alabama Health Services Foundation Project) Series 2001A,
              (Columbus Bank and Trust LOC),
              1.840% 03/01/31**#..........................................        7,450
    2,135   Foley, Alabama Public Park and Recreation Board Revenue, (YMCA
              Project) Series 2002,
              1.760% 10/01/22**...........................................        2,135
    3,577   Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Ascot Place Apartments Project) Series 2002A, (FHLMC
              Liquidity Facility),
              1.610% 10/01/32**...........................................        3,577
    1,584   Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Meadow Wood Apartments Project) Series 2002C, (FHLMC
              Liquidity Facility),
              1.610% 10/01/32**...........................................        1,584
    1,000   Montgomery, Alabama GO, Unlimited Warrants Refunding, Series
              2003, (AMBAC Insured),
              3.000% 11/01/04.............................................        1,002
    6,000   Tuscaloosa County, Alabama Education Board, Special Tax
              Anticipation Warrants, Series 2003, (Regions Bank LOC),
              1.720% 02/01/16**...........................................        6,000
                                                                             ----------
                                                                                 47,728
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ALASKA -- 0.6%
 $  9,995   Alaska State Housing Finance Corporation Housing Revenue,
              Series 1998 PA-332, (MBIA Insured, Merrill Lynch Capital
              Services SBPA),
              1.730% 12/01/19**#..........................................   $    9,995
    1,400   Alaska State Housing Finance Corporation, Series 1997-A, (MBIA
              Insured, GO of Corporation),
              4.900% 12/01/04.............................................        1,409
    6,285   Scottsboro, Alaska Solid Waste Disposal Authority Revenue,
              Series 2003, (Regions Bank LOC),
              1.720% 11/01/18**...........................................        6,285
                                                                             ----------
                                                                                 17,689
                                                                             ----------
            ARIZONA -- 2.1%
    5,995   Arizona Health Facilities Authority Revenue, (Blood Systems
              Project) Series 1995, (Bank One, N.A. LOC),
              1.850% 09/01/15**#..........................................        5,995
   20,000   Arizona School District Financing Program Certificate
              Partnership TAN, Series 2004,
              3.000% 07/30/05.............................................       20,254
    3,230   Arizona Tourism and Sports Authority Tax Revenue, Series 2004,
              (MBIA Insured, Citigroup Global Market Liquidity Facility),
              1.750% 07/01/21**#..........................................        3,230
    8,000   Phoenix Civic Improvement Corporation,
              1.470% 05/05/05.............................................        8,000
   18,775   Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001A, (Bank
              One Arizona LOC),
              1.700% 05/01/21**...........................................       18,775
    2,550   Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001B, (Bank
              One Arizona, N.A. LOC),
              1.700% 05/01/21**...........................................        2,550
                                                                             ----------
                                                                                 58,804
                                                                             ----------
            CALIFORNIA -- 2.9%
   11,190   ABN AMRO Munitops Certificates Trust, Series 2004, (FSA
              Insured, State Aid Withholding, ABN AMRO Bank N.V. SBPA),
              1.760% 01/15/12**#..........................................       11,190
   15,000   East Bay Municipal Utility District, California Wastewater
              System Revenue, (Westdeutsche Landesbank Girozentrale SBPA,
              JP Morgan Chase Bank SBPA),
              1.190% 12/01/04.............................................       15,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 15,000   Los Angeles Metropolitan Transportation Revenue, (Bayerische
              Landesbank LOC, Landesbank Baden-Wuerttemberg LOC,
              Westdeutsche Landesbank LOC),
              1.370% 11/03/04.............................................   $   15,000
   10,000   Los Angeles, California TRAN, Series 2004,
              3.500% 06/30/05.............................................       10,146
   23,967   Riverside County, California Teeter Financing Program, Series
              B,
              1.360% 10/04/04.............................................       23,967
    3,000   San Francisco County, California Transportation Authority,
              (Landesbank Baden-Wurttemberg Liquidity Facility),
              1.340% 11/15/04.............................................        3,000
                                                                             ----------
                                                                                 78,303
                                                                             ----------
            COLORADO -- 4.9%
    2,000   Arapahoe County, Colorado Capital Improvement Trust, Federal
              Highway Revenue, Series 1986,
              1.650%*** 08/31/07..........................................        1,758
    1,900   Arapahoe County, Colorado Capital Improvement Trust, Federal
              Highway Revenue, Series 1986,
              1.660%*** 08/31/11..........................................        1,239
   11,725   Arapahoe County, Colorado Capital Improvement Trust, Federal
              Highway Revenue, Series 1986,
              1.530%*** 08/31/15..........................................        5,622
    5,810   Arapahoe County, Colorado GO School District Number 006,
              Series 2003, (FGIC Insured, Merrill Lynch Capital Services
              SBPA),
              1.730% 12/01/10**#..........................................        5,810
    3,240   Colorado Department Transit Revenue, Series 2003, (AMBAC
              Insured, CitiGroup Global Market Liquidity Facility),
              1.750% 12/15/16**#..........................................        3,240
   41,125   Denver, Colorado City and County Certificates of
              Participation, Series 2003, (AMBAC Insured, Dexia Credit
              Local SBPA),
              1.700% 12/01/29**...........................................       41,125
   10,510   Denver, Colorado City and County, Colorado Excise Tax Revenue,
              (Colorado Convention Center Project) Series 2001, (FSA
              Insured, Dexia Credit Local SBPA),
              1.700% 09/01/25**...........................................       10,510
    5,655   Douglas County, Colorado School District Number 1, Series
              2001, Putable Receipts - 163, (MBIA Insured, Morgan Guaranty
              SBPA),
              1.730% 06/15/09**#..........................................        5,655

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 22,600   Jefferson County, Colorado School District No. R-001 TAN,
              Series 2004A,
              3.000% 06/30/05.............................................   $   22,838
   36,410   Moffat County, Colorado PCR, (Tri-State Colorado - Utah
              Electric Cooperative Project) Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              1.850% 07/01/10**...........................................       36,410
                                                                             ----------
                                                                                134,207
                                                                             ----------
            CONNECTICUT -- 0.3%
    7,890   Connecticut Health and Education,
              1.110% 10/04/04.............................................        7,890
                                                                             ----------
            DELAWARE -- 0.2%
    4,385   Kent County, Delaware Revenue, (Charter School Incorporated
              Project) Series 2002, (Wachovia Bank N.A. LOC),
              1.740% 11/01/22**...........................................        4,385
                                                                             ----------
            DISTRICT OF COLUMBIA -- 0.4%
    2,000   District of Columbia GO, Series 1993, (FSA Insured),
              5.875% 06/01/05.............................................        2,056
    8,675   District of Columbia Revenue Refunding, Series 2003, (Suntrust
              Bank LOC),
              1.690% 10/01/30**...........................................        8,675
                                                                             ----------
                                                                                 10,731
                                                                             ----------
            FLORIDA -- 6.9%
    6,500   Alachua County, Florida Health Facilities Authority Health
              Facilities Revenue, (Installment Shands Teach Project)
              Series 2003, (Suntrust Bank LOC),
              1.760% 12/01/32**...........................................        6,500
    3,900   Alachua County, Florida Health Facilities Authority, (Meridian
              Behavioral Income Project) Series 2003, (Wachovia Bank N.A.
              LOC),
              1.740% 07/01/18**...........................................        3,900
   30,200   Collier County, Florida Health Facilities Authority Hospital
              Revenue, Cleveland Clinic Health, Series 2003C-1, (JP Morgan
              Chase Bank LOC),
              1.720% 01/01/35**...........................................       30,200
    8,500   Dade County, Florida Special Revenue, (Youth Fair and
              Exposition Project) Series 1995, (SunTrust Bank of Central
              Florida LOC),
              1.690% 08/01/15**...........................................        8,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  5,995   Florida Housing Financial Agency Multi-Family Revenue, Series
              1983, (Fannie Mae Liquidity Facility),
              1.720% 12/01/05**...........................................   $    5,995
    7,665   Florida State Board Education Lottery Revenue, Series 2003,
              (MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill
              Lynch & Company GTY-AGMT),
              1.720% 01/01/12**#..........................................        7,665
    4,000   Hillsborough County, Florida,
              1.000% 12/15/04.............................................        4,000
    9,100   Miami, Florida Health Facilities Authority Health Facilities
              Revenue, (Miami Jewish Home and Hospital Project) Series
              1996, (SunTrust Bank Miami LOC),
              1.690% 12/01/16**#..........................................        9,100
    4,200   Miami-Dade County, Florida Educational Facilities Authority
              Revenue, Series 2004, (AMBAC Insured, Merrill Lynch Capital
              Services SBPA, Merrill Lynch and Company GTY-AGMT),
              1.720% 10/01/11**#..........................................        4,200
    7,600   Miami-Dade County, Florida Industrial Development Authority
              Revenue, (Dave and Mary Alper Community Project) Series
              2002, (Northern Trust Company LOC),
              1.650% 04/01/32**...........................................        7,600
   10,000   Orange County, Florida Industrial Development Authority IDR,
              (Bishop Moore High School Project) Series 2000, (SunTrust
              Bank LOC),
              1.690% 10/01/25**...........................................       10,000
   21,155   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.340% 10/12/04.............................................       21,155
   15,540   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.340% 11/09/04.............................................       15,540
   20,695   Sunshine State Governmental Financing Commission, (Miami-Dade
              County Program) Series G, (DEPFA Liquidity Facility),
              1.200% 12/03/04.............................................       20,695
    4,000   Tampa, Florida Revenue, Allegany Health System, Series 1994,
              (MBIA Insured),
              6.500% 12/01/23.............................................        4,115
      500   Titusville, Florida Multi-Purpose Revenue, Series 1998
              (Suntrust Bank LOC),
              1.750% 01/01/25**...........................................          500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $    800   Titusville, Florida Multi-Purpose Revenue, Series 1999
              (Suntrust Bank LOC),
              1.750% 01/01/25**...........................................   $      800
    4,400   Titusville, Florida Revenue, Series 1999A (Suntrust Bank LOC),
              1.750% 01/01/25**...........................................        4,400
    5,800   University of North Florida Foundation Income Revenue, Series
              1997, (First Union National Bank LOC),
              1.730% 11/01/27**...........................................        5,800
   12,300   University of North Florida Foundation Income Revenue, Series
              2000, (First Union National Bank LOC),
              1.730% 11/01/30**...........................................       12,300
    9,900   University of North Florida Foundation Income Revenue, Series
              2003, (First Union National Bank LOC),
              1.730% 11/01/24**...........................................        9,900
                                                                             ----------
                                                                                192,865
                                                                             ----------
            GEORGIA -- 6.6%
    2,215   Clayton County, Georgia Authority Multi-Family Housing Revenue
              Refunding, (Kings Arms Apartments Project) Series 1990D,
              (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................        2,215
   12,800   Clayton County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Southern Regional Medical Center
              Project) Series 1998B, (SunTrust Bank LOC),
              1.690% 08/01/19**...........................................       12,800
    3,935   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding (Huntington Woods Apartments Project)
              Series 1990A, (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................        3,935
    3,690   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Kimberly Forest Project) Series 1990B,
              (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................        3,690
    3,945   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks Apartments Project) Series
              1990F, (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................        3,945

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  6,955   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Village Rouge Apartments Project) Series
              1990C, (FSA Insured, Societe Generale SBPA),
              1.540% 01/01/21**...........................................   $    6,955
    7,200   Cobb County, Georgia Development Authority Revenue, (North
              Cobb Christian School Project) Series 1998A, (Branch Banking
              and Trust LOC),
              1.720% 03/01/22**...........................................        7,200
    2,740   Cobb County, Georgia Development Authority Revenue. YMCA,
              Series 2003, (Branch Banking and Trust LOC),
              1.720% 12/01/25**...........................................        2,740
   25,000   Cobb County, Georgia Hospital Authority Revenue, Anticipation
              of Certification, (Equip Pool Project) Series 2004,
              (Suntrust Bank LOC),
              1.710% 04/01/34**...........................................       25,000
   13,600   Cobb-Marietta, Georgia Coliseum and Exhibit Hall Authority
              Revenue, Jr. Lien, Series 1996A, (MBIA Insured, SunTrust
              Bank SBPA),
              1.680% 10/01/26**#..........................................       13,600
    7,500   Columbus, Georgia Development Authority Revenue, (Foundation
              Properties Incorporated Project) Series 2004, (Columbus Bank
              and Trust LOC),
              1.760% 12/01/33**...........................................        7,500
   20,245   Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.730% 01/01/31**#..........................................       20,245
    2,250   Columbus, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Quail Ridge Project) Series 1988,
              (Columbus Bank & Trust LOC),
              1.720% 02/01/05**...........................................        2,250
    7,500   DeKalb County, Georgia Development Authority IDR, (The Paideia
              School Inc. Project) Series 2000, (SunTrust Bank LOC),
              1.690% 02/01/20**...........................................        7,500
    5,240   DeKalb County, Georgia Development Authority Revenue,
              (American Cancer Society, Inc. Project) Series 1988,
              (SunTrust Bank LOC),
              1.690% 05/01/13**#..........................................        5,240

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  3,000   DeKalb County, Georgia Development Authority Revenue, (Marist
              School, Inc. Project) Series 1999, (SunTrust Bank LOC),
              1.690% 03/01/24**...........................................   $    3,000
    1,860   DeKalb County, Georgia Hospital Authority Revenue Anticipation
              Certificates, (DeKalb Medical Center Inc. Project) Series
              1994, (SunTrust Bank LOC),
              1.690% 09/01/09**#..........................................        1,860
    4,700   DeKalb County, Georgia Industrial Development Authority IDR,
              (A.G. Rhodes Home Inc. Project) Series 1996, (SunTrust Bank
              LOC),
              1.690% 03/01/21**#..........................................        4,700
    5,000   Floyd County, Georgia Development Authority University and
              College Improvement Revenue, (Berry College, Inc. Project)
              Series 1999, (SunTrust Bank LOC),
              1.690% 03/01/24**#..........................................        5,000
    7,000   Fulton County, Georgia Development Authority Revenue, (Holy
              Innocents Episcopal Project) Series 2004, (Suntrust Bank
              LOC),
              1.690% 08/01/24**...........................................        7,000
    2,800   Fulton County, Georgia Development Authority Revenue, (Lovett
              School Project) Series 1997, (SunTrust Bank LOC),
              1.690% 04/01/17**#..........................................        2,800
    2,500   Fulton County, Georgia Development Authority Revenue, (Spelman
              College Project) Series 1996, (SunTrust Bank LOC),
              1.690% 06/01/16**...........................................        2,500
    9,000   Fulton County, Georgia Development Authority Revenue,
              (Westminster Schools Incorporated Project) Series 2003,
              (SunTrust Bank LOC),
              1.690% 11/01/28**...........................................        9,000
   16,700   Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.690% 01/01/19**...........................................       16,700
    4,850   Worth County, Georgia Industrial Development Authority Revenue
              Refunding, (Seabrook Enterprises, Inc. Project) Series
              1996A, (Harris Trust and Savings Bank LOC),
              1.690% 08/01/23**#..........................................        4,850
                                                                             ----------
                                                                                182,225
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HAWAII -- 0.4%
 $  4,980   Honolulu City and County GO, Series 2003, (MBIA Insured,
              Citigroup Global Market Liquidity Facility),
              1.750% 03/01/22**#..........................................   $    4,980
    5,000   Honolulu Hawaii City and County GO, Series 2004A, (MBIA-IBC
              Insured, CitiBank N.A. Liquidity Facility),
              1.750% 10/01/10**#..........................................        5,000
                                                                             ----------
                                                                                  9,980
                                                                             ----------
            ILLINOIS -- 6.6%
    2,785   Chicago, Illinois GO, Series 2004, (FGIC Insured, Merrill
              Lynch Capital Services SBPA),
              1.810% 07/01/29**#..........................................        2,785
      715   Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1994C,
              (Societe Generale LOC),
              1.720% 01/01/18**...........................................          715
    1,175   Cook County, Illinois GO, High School District Number 205,
              Series 1998A, (FSA Insured),
              5.000% 12/01/04.............................................        1,182
    4,350   Dekalb, Illinois Tax Increment Revenue, Series 2003, (Northern
              Trust Company LOC),
              1.700% 01/01/13**...........................................        4,350
   22,345   Illinois ABN AMRO, GO, Series 2002, (MBIA-IBC Insured, ABN
              AMRO Bank SBPA),
              1.750% 12/01/10**#..........................................       22,345
    5,900   Illinois Development Finance Authority Revenue, (American
              Academy of Dermatology Project) Series 2001, (American
              National Bank & Trust LOC),
              1.850% 04/01/21**#..........................................        5,900
    4,080   Illinois Development Finance Authority Revenue, (Little City
              Foundation Project) Series 1994, (LaSalle National Bank
              LOC),
              1.700% 02/01/19**...........................................        4,080
   15,690   Illinois Development Finance Authority Revenue, (YMCA
              Metropolitan Chicago Project) Series 2001, (Harris Trust and
              Savings Bank LOC),
              1.720% 06/01/29**...........................................       15,690
   13,640   Illinois Educational Facilities Authority Revenue,
              (Benedictine University Project) Series 2000, (Lasalle Bank
              N.A. LOC),
              1.710% 08/01/25**...........................................       13,640
    2,465   Illinois Health Facilities Authority Revenue, (Glenkirk
              Project) Series 1997, (Harris Trust and Savings Bank LOC),
              1.770% 02/15/21**#..........................................        2,465

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 60,000   Illinois State Certificates, Series 2004,
              2.000% 10/22/04.............................................   $   60,030
   16,500   Illinois State Development Finance Authority Economic
              Development Revenue, (Roosevelt University Project) Series
              1995, (American National Bank & Trust Company LOC),
              1.700% 04/01/25**...........................................       16,500
    2,420   Illinois State Development Finance Authority Revenue, (Chicago
              Academy of Sciences Project) Series 1997, (American National
              Bank & Trust Company LOC),
              1.700% 01/01/31**...........................................        2,420
    2,370   Illinois State GO, Series 2003, (FSA Insured, Citigroup Global
              Market),
              1.750% 12/01/20**#..........................................        2,370
    9,575   Metropolitan Pier and Exposition Authority Illinois, Dedicated
              State Tax, Series 2004, (MBIA Insured, Citibank N.A.
              Liquidity Facility),
              1.840% 12/15/31**#..........................................        9,575
    7,000   Oak Forest, Illinois Revenue, (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank One, N.A. LOC),
              1.510% 07/01/24**...........................................        7,000
    5,480   Will & Kendall Counties, Illinois GO, Community Construction
              School District Number 202, Series 2003, (FGIC Insured,
              Citigroup Global Market Liquidity Facility),
              1.750% 01/01/23**#..........................................        5,480
    5,145   Will & Kendall Counties, Illinois GO, Community Construction
              School District Number 202, Series 2003, (FGIC Insured,
              Merrill Lynch Capital Services SBPA),
              1.730% 07/01/08**#..........................................        5,145
                                                                             ----------
                                                                                181,672
                                                                             ----------
            INDIANA -- 2.7%
    1,000   Angola, Indiana Educational Facility Revenue, (Tri State
              University Incorporated Project) Series 2004, (Fifth Third
              Bank LOC),
              1.530% 09/01/15**#..........................................        1,000
   15,000   Indiana Board Book Revenue Notes, (Midyear Funding Project)
              Series 2004A,
              2.500% 01/26/05.............................................       15,053
    2,430   Indiana Board Book Revenue, Series 2003, (MBIA Insured,
              Citigroup Global Market Liquidity Facility),
              1.750% 09/01/21**#..........................................        2,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $  5,475   Indiana Board Book Revenue, Series 2004, (AMBAC Insured,
              Merrill Lynch Capital Services SBPA),
              1.730% 02/01/12**#..........................................   $    5,475
    2,600   Indiana Health Facilities Financing Authority Revenue,
              (Southern Indiana Rehab Hospital Project) Series 2001, (Bank
              One Kentucky N.A. LOC),
              1.850% 04/01/20**#..........................................        2,600
    6,000   Indiana Health Facilities Financing Authority Revenue, Series
              2001GP-A-3,
              1.050% 11/15/36**...........................................        6,000
    8,145   Indiana State Development Finance Authority IDR, (Indiana
              University Foundation Project) Series 1998, (National City
              Bank LOC),
              1.850% 08/01/18**#..........................................        8,145
   17,000   Indiana State Development Finance Authority Revenue,
              Educational Facilities Children's Museum, Series 2003,
              (Fifth Third Bank Liquidity Facility),
              1.750% 07/01/33**...........................................       17,000
    3,915   Indiana Transition Finance Authority Highway Revenue, Series
              2004, (MBIA-IBC Insured, Merrill Lynch Capital Services
              SBPA),
              1.730% 06/01/09**...........................................        3,915
    6,990   Indianapolis, Indiana Thermal Energy Systems Revenue, Series
              2004, (MBIA Insured, Merrill Lynch SPA),
              1.730% 10/01/08**#..........................................        6,990
    4,490   St. Joseph County, Indiana Economic Development Revenue,
              (Brothers of the Holy Cross Project) Series 1997, (Key Bank,
              N.A. LOC),
              1.750% 09/01/17**#..........................................        4,490
                                                                             ----------
                                                                                 73,098
                                                                             ----------
            KENTUCKY -- 4.3%
   41,400   Breckinridge County, Kentucky Lease Program Revenue, Kentucky
              Association County Leasing Trust, Series 2002A, (U.S. Bank
              N.A. LOC),
              1.720% 02/01/32**...........................................       41,400
    1,600   Christian County, Kentucky Industrial Building Revenue,
              (Audubon Area Community Services Project) Series 2004,
              (Branch Banking and Trust LOC),
              1.720% 01/01/29**#..........................................        1,600
   27,315   Danville, Kentucky Multi-City Lease Revenue,
              1.520% 10/18/04.............................................       27,315

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 20,000   Danville, Kentucky Multi-City Lease Revenue,
              1.450% 11/15/04.............................................   $   20,000
    9,100   Jefferson County, Kentucky Multi-Family Housing Revenue
              Refunding, (Canter Chase Apartments Project) Series 2002,
              (FHLMC Liquidity Facility),
              1.750% 06/01/32**...........................................        9,100
    5,365   Kentucky State Property and Buildings Common Revenue, Series
              2004, (FSA Insured, Merrill Lynch Capital Services SBPA),
              1.730% 04/01/13**...........................................        5,365
    2,865   Mayfield, Kentucky Multi-City Lease Revenue, Kentucky League
              of Cities Funding Trust, Series 1996, (PNC Bank LOC),
              1.690% 07/01/26**...........................................        2,865
    5,200   Middletown, Kentucky Revenue, (Christian Academy Louisville
              Project) Series 1997, (Bank One of Kentucky, N.A. LOC),
              1.850% 07/01/22**#..........................................        5,200
    4,250   Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue,
              (Westvaco Corporation Project) Series 2001, (SunTrust Bank
              LOC),
              1.690% 01/01/09**...........................................        4,250
                                                                             ----------
                                                                                117,095
                                                                             ----------
            LOUISIANA -- 1.3%
   10,925   Louisiana Public Facilities Authority Revenue,
              (Inter-Community Health Care Project) Series 1999, (Bank of
              New York LOC),
              1.680% 04/01/21**#..........................................       10,925
   10,000   Louisiana Public Facility Authority Lease Revenue, Series
              2003, (SBPA Societe Generale),
              1.740% 06/01/08**...........................................       10,000
    5,000   Louisiana State Offshore Term Authority Deepwater Port
              Revenue, (Loop LLC Project) Series 2003, (Suntrust Bank
              LOC),
              1.760% 09/01/14**...........................................        5,000
    4,340   Shreveport, Louisiana Home Mortgage Authority Multi-Family
              Housing Revenue Refunding, (Summer Pointe Project) Series
              2004, (FNMA Liquidity Facility),
              1.720% 02/15/23**...........................................        4,340
    4,315   Upper Pontalba, Louisiana Building Restoration Corporation
              Revenue Refunding, (Upper Pontalba Building Project) Series
              1996, (Bank One Louisiana, N.A. LOC),
              1.850% 12/01/16**#..........................................        4,315
                                                                             ----------
                                                                                 34,580
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MAINE -- 0.2%
 $  1,945   Maine Health and Higher Education Facilities Authority
              Revenue, Series 2004A, (MBIA Insured),
              2.500% 07/01/05.............................................   $    1,959
    2,720   Maine Health and Higher Educational Facility Authority
              Revenue, Series 2003, (FSA Insured, Merrill Lynch Capital
              Services SBPA),
              1.730% 07/01/21**#..........................................        2,720
                                                                             ----------
                                                                                  4,679
                                                                             ----------
            MARYLAND -- 0.5%
    9,100   Baltimore County, Maryland Economic Development Revenue, (Blue
              Circle, Inc. Project) Series 1992, (Den Danske Bank LOC),
              1.800% 12/01/17**...........................................        9,100
    4,000   Baltimore County, Maryland Economic Development Revenue,
              (Torah Institution Baltimore Project) Series 2004, (Branch
              Banking and Trust LOC),
              1.720% 05/01/24**#..........................................        4,000
                                                                             ----------
                                                                                 13,100
                                                                             ----------
            MASSACHUSETTS -- 1.6%
   43,000   Massachusetts Water Resources Authority, Series 94,
              1.110% 10/01/04.............................................       43,000
                                                                             ----------
            MICHIGAN -- 4.9%
    4,000   Ann Arbor, Michigan Economic Development, (Ann Arbor YMCA
              Project) Series 2004, (Fifth Third Bank LOC),
              1.510% 04/01/34**...........................................        4,000
    1,000   Grand Rapids, Michigan Public Schools GO, Series 2004, (Fifth
              Third Bank LOC),
              1.530% 05/01/23**...........................................        1,000
    5,000   Grand Valley, Michigan State University Revenue, Series 2001B,
              (FGIC Insured, Liquidity Facility),
              1.700% 06/01/27**...........................................        5,000
    2,320   Jackson County, Michigan Economic Development Corporation IDR
              Refunding, (Jackson Associates, LLC Project) Series 1994,
              (Bank One of Dayton, N.A. LOC),
              1.850% 10/01/14**#..........................................        2,320
    5,000   Michigan Higher Education Facilities Authority Revenue,
              Refunding Limited Obligation Hope College, Series 2004,
              (Bank One N.A. LOC),
              1.730% 04/01/34**...........................................        5,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $  4,500   Michigan Higher Education Facility Authority Revenue, (Hope
              College Project) Series 2002B, (Fifth Third Bank LOC),
              1.730% 04/01/32**...........................................   $    4,500
   10,500   Michigan Municipal Bond Authority Revenue, Series 2004B-1,
              3.000% 08/19/05.............................................       10,632
    2,615   Michigan Public Educational Facility Authority Revenue,
              Limited Obligation, (West Michigan Academy Project) Series
              2003, (Fifth Third Ward LOC),
              1.530% 12/01/18**#..........................................        2,615
    4,195   Michigan State Building Authority Revenue, Series 2003, (MBIA
              Insured, Citigroup Global Market Liquidity Facility),
              1.750% 10/15/18**#..........................................        4,195
   30,000   Michigan State Building Authority, (Bank of New York LOC,
              State Street Bank & Trust Company LOC),
              1.420% 11/04/04.............................................       30,000
   13,855   Michigan State Hospital Finance Authority Revenue Refunding,
              Series 1997,
              4.800% 11/01/17.............................................       13,899
    8,100   Michigan State Hospital Financial Authority Revenue, Series
              2003, (Fifth Third Bank LOC),
              1.560% 12/01/32**...........................................        8,100
    6,500   Michigan State Strategic Fund Limited Obligation Revenue,
              (Partalis Property Project) Series 2003, AMT, (Fifth Third
              Bank LOC),
              1.690% 11/01/33**...........................................        6,500
    4,200   Michigan State Strategic Fund Limited Obligation Revenue, YMCA
              Greater Grand Rapids, Series 2004, (Fifth Third Bank LOC),
              1.690% 07/01/34**...........................................        4,200
   30,000   Michigan State, (Environmental Program) Series 2004A,
              1.100% 12/01/04.............................................       30,000
    2,000   Oakland County, Michigan Economic Development Corporation
              Limited Obligation Revenue Refunding, (Cranbrook Educational
              Community Project) Series 1994,
              6.375% 11/01/14.............................................        2,009
                                                                             ----------
                                                                                133,970
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MINNESOTA -- 0.9%
 $  5,060   Minneapolis, Minnesota Community Development Agency Revenue,
              (Arena Acquisition Project) Series 1995A, (US Bank, N.A.
              LOC),
              1.740% 10/01/24**...........................................   $    5,060
   20,000   Minnesota School Districts Tax and Aid Anticipation Borrowing
              Program Certificate GO, Series 2004A,
              3.000% 09/02/05.............................................       20,266
                                                                             ----------
                                                                                 25,326
                                                                             ----------
            MISSISSIPPI -- 0.5%
    5,000   Mississippi Business Finance Corporation Mississippi Revenue,
              (Belhaven College Project) Series 2004, (First Tennessee
              Bank LOC),
              1.800% 07/01/24**#..........................................        5,000
   10,000   Mississippi Development Bank Special Obligation, Series 2004,
              (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.650% 01/01/26**#..........................................       10,000
                                                                             ----------
                                                                                 15,000
                                                                             ----------
            MISSOURI -- 4.1%
    1,770   Desloge, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.450% 12/01/10**...........................................        1,770
    1,755   Dunklin County, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.450% 12/01/10**...........................................        1,755
   18,400   Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Timberlane Village Associates
              Project) Series 1986, (UBS AG LOC),
              1.800% 06/01/27**...........................................       18,400
   29,560   Kansas City, Missouri Industrial Development Authority,
              Multi-Family Housing Revenue, (Ethans Apartments Project)
              Series 2004, (Citibank N.A. LOC),
              1.730% 02/01/39**...........................................       29,560
   24,400   Missouri Bi-State Development Agency, Missouri-Illinois
              Metropolitan District Revenue, (Metrolink Cross County
              Project), Series 2002A, (FSA Insured, Westdeutsche
              Landesbank AG SPA),
              1.720% 10/01/32**...........................................       24,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 23,100   Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.730% 12/01/22**...........................................   $   23,100
    8,450   Platte County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Wexford Place
              Project) Series 1996, (Bank One Texas, N.A. LOC),
              1.720% 04/01/28**#..........................................        8,450
    5,000   St. Louis, Missouri Industrial Development Authority Revenue
              Refunding, (Wetterau, Inc. Project) Series 1989, (PNC Bank,
              N.A. LOC),
              1.700% 05/01/09**#..........................................        5,000
                                                                             ----------
                                                                                112,435
                                                                             ----------
            NEBRASKA -- 0.3%
    4,060   Nebraska Elementary & Secondary School Finance Authority,
              Educational Facilities Revenue, (Lutheran School Project
              Fund) Series 2004B, (Fifth Third Bank LOC),
              1.740% 09/01/29**...........................................        4,060
    4,930   Nebraska Public Power District Revenue, Series 1995-A, (MBIA
              Insured),
              5.375% 01/01/15.............................................        5,033
                                                                             ----------
                                                                                  9,093
                                                                             ----------
            NEVADA -- 0.4%
    6,195   Clark County, Nevada GO, School District, Series 1991, (FGIC
              Insured),
              1.320%*** 03/01/05..........................................        6,161
    3,990   Washoe County, Nevada School District, Series 2003, (FGIC
              Insured, CitiGroup Global Market Liquidity Facility),
              1.750% 06/01/20**#..........................................        3,990
                                                                             ----------
                                                                                 10,151
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW MEXICO -- 1.7%
 $  5,000   Farmington, New Mexico Hospital Revenue, (San Juan Regional
              Medical Center Project) Series 2004-B, (Bank of Nova Scotia
              LOC),
              1.720% 06/01/28**...........................................   $    5,000
   35,000   New Mexico State, Series 2004, (Lehman Liquidity Company
              Liquidity Facility),
              1.270% 06/30/05**@@.........................................       35,000
    7,755   San Juan City, New Mexico Gross Receipts Tax Revenue, Series
              2004, (MBIA Insured, Westdeutsche Landesbank AG SBPA),
              1.730% 01/01/08**#..........................................        7,755
                                                                             ----------
                                                                                 47,755
                                                                             ----------
            NEW YORK -- 2.9%
    4,385   Albany, New York Industrial Development Agency Civic Facility
              Revenue, (Daughters of Sarah Housing Project) Series 2001A,
              (Troy Savings Bank LOC, Keybank N.A. LOC),
              1.740% 03/01/31**...........................................        4,385
   11,000   Metropolitan Transportation Authority, Transportation Revenue
              BAN, Series 1A,
              1.100% 10/01/04.............................................       11,000
   16,000   New York City Municipal Water Finance Authority,
              1.380% 10/06/04.............................................       16,000
    9,010   New York Metropolitan Transitional Authority Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.630% 11/15/10**@@.........................................        9,010
   10,209   New York State Power Authority, Series 1,
              1.200% 12/01/04.............................................       10,209
   13,000   New York State Power Authority, Series 1,
              1.450% 12/06/04.............................................       13,000
    7,235   New York, Metropolitan Transit Authority Revenue, Series 2003,
              (MBIA Insured, CitiBank N.A. SBPA),
              1.710% 11/15/28**#..........................................        7,235
    1,900   New York, New York GO, Series 2003A, (Bank of Nova Scotia
              LOC),
              1.700% 08/01/31**...........................................        1,900
    3,500   Syracuse, New York RAN, Series 2004D, (Bank of New York LOC),
              2.750% 06/30/05.............................................        3,528

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  2,450   Triborough Bridge and Tunnel Authority New York Revenue,
              Series 2002, (MBIA Insured, Merrill Lynch Capital Services
              SBPA),
              1.710% 05/15/10**#..........................................   $    2,450
      570   Westchester County, New York Industrial Development Agency
              Civic Facility Revenue, (Westchester Jewish Project) Series
              1998, (Chase Manhattan Bank LOC),
              1.720% 10/01/28**#..........................................          570
                                                                             ----------
                                                                                 79,287
                                                                             ----------
            NORTH CAROLINA -- 2.3%
   13,995   Henderson County, North Carolina Hospital Revenue, (Margaret R
              Pardee Memorial Hospital Project) Series 2001, (Branch
              Banking & Trust LOC),
              1.720% 10/01/21**...........................................       13,995
    5,500   North Carolina Capital Facility Finance Agency Educational
              Facility Revenue, (Barton College Project) Series 2004,
              (Branch Banking & Trust LOC),
              1.720% 07/01/19**...........................................        5,500
   10,615   North Carolina Medical Care Commission Retirement Facilities
              Revenue, (Aldersgate Project) Series 2001, (Branch Banking &
              Trust LOC),
              1.820% 01/01/31**...........................................       10,615
    3,980   North Carolina Medical Care Community Health Care Facilities
              Revenue, (Rutherford Hospital Inc. Project) Series 2001,
              (Branch Banking & Trust LOC),
              1.720% 09/01/21**...........................................        3,980
    9,600   North Carolina Medical Care Community Hospital Revenue,
              (Westcare Health System Project) Series 2002A, (Branch
              Banking & Trust LOC),
              1.720% 09/01/22**...........................................        9,600
   10,000   North Carolina Medical Care Community Retirement Facilities
              Revenue, Series 2003, (Bank of Scotland LOC),
              1.720% 07/01/07**...........................................       10,000
    5,000   North Carolina State GO, Series 2003,
              3.000% 05/01/05.............................................        5,040
    5,475   North Carolina State GO, Series 2003, (Merrill Lynch Capital
              Services SBPA),
              1.730% 02/01/11**#..........................................        5,475
                                                                             ----------
                                                                                 64,205
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH DAKOTA -- 0.4%
 $  9,740   Grand Forks, North Dakota Health Care Facilities Revenue,
              Series 2004, (MBIA Insured, Merrill Lynch Capital Services
              SBPA, Merrill Lynch and Company GTY-AGMT)
              1.730% 07/21/09**#..........................................   $    9,740
                                                                             ----------
            OHIO -- 4.2%
   23,695   Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC
              Insured, Westdeutsche Landesbank SBPA),
              1.700% 01/01/33**...........................................       23,695
   40,000   Columbus, Ohio Regional Airport Authority Revenue, Series
              2004, (U.S. Bank N.A. LOC),
              1.710% 03/01/34**...........................................       40,000
   10,000   Columbus, Ohio Regional Airport Authority Revenue, Series
              2004A, (U.S. Bank N.A. LOC),
              1.710% 01/01/30**...........................................       10,000
    2,620   Hamilton County, Ohio Economic Development Revenue, (CAA
              Complex at Jordan Project) Series 2003, (Fifth Third Bank
              LOC),
              1.530% 12/01/24**#..........................................        2,620
    2,350   Hamilton County, Ohio Economic Development Revenue, (Xavier
              H.S. Project) Series 2003, (Fifth Third Bank LOC),
              1.510% 04/01/28**...........................................        2,350
    1,805   Highland County, Ohio Joint Township Hospital District
              Facilities Revenue, Series 2004, (Fifth Third LOC),
              1.530% 08/01/24**#..........................................        1,805
    4,000   Jackson, Ohio GO Local School District Stark and Summit
              Counties,
              1.720% 12/01/24**#..........................................        4,000
    4,000   Lucas County, Ohio Facilities Improvement Revenue, (Toledo
              Zoological Society Project) Series 1997, (Key Bank, N.A.
              LOC),
              1.700% 10/01/05**...........................................        4,000
    8,000   Montgomery County, Ohio Economic Development Revenue, (The
              Dayton Art Institute Project) Series 1996, (National City
              Bank LOC),
              1.750% 05/01/26**...........................................        8,000
   14,985   Muskingum County, Ohio Hospital Facilities Revenue Refunding,
              (Genesis Healthcare System Project) Series 2000, (National
              City Bank LOC),
              1.730% 12/01/20**...........................................       14,985

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $  1,735   Ohio State Higher Educational Facility, Common Revenue, Higher
              Educational Pooled Financing, Series 2003A, (Fifth Third
              Bank LOC),
              1.700% 09/01/24**...........................................   $    1,735
    1,000   Warren County, Ohio Economic Development, (Ralph J Stolle
              Countryside Project) Series 2000, (Fifth Third Bank LOC),
              1.530% 08/01/20**#..........................................        1,000
                                                                             ----------
                                                                                114,190
                                                                             ----------
            OKLAHOMA -- 0.1%
    1,375   Oklahoma State Industrial Authority Revenue, (Amateur Softball
              Association Project) Series 2002, (Bank One Oklahoma N.A.
              LOC),
              1.850% 06/01/14**#..........................................        1,375
                                                                             ----------
            OREGON -- 0.3%
    4,000   Oregon State Housing and Community Services Department
              Management Revenue, Single-Family Management, Series 2003,
              1.200% 07/01/19.............................................        4,000
    5,495   Salem-Keizer, Oregon GO, School District Number 24J, Series
              2004, (FSA Insured, School Board Guarantee, Merrill Lynch
              Capital Services SBPA),
              1.730% 12/15/11**#..........................................        5,495
                                                                             ----------
                                                                                  9,495
                                                                             ----------
            PENNSYLVANIA -- 1.5%
    6,540   Allegheny County, Pennsylvania IDR, (United Jewish Federation
              Project) Series 1995B, (PNC Bank, N.A. LOC),
              1.700% 10/01/25**...........................................        6,540
   11,395   Harrisburg, Pennsylvania Authority Revenue, (Cumberland Valley
              School Project) Series 2002B, (FSA Insured, Dexia Credit
              Local SBPA),
              1.740% 03/01/34**...........................................       11,395
    2,025   Harrisburg, Pennsylvania Authority Revenue, (West Brandywine
              Project) Series 2002D, (FSA Insured, Dexia Credit Local
              SPA),
              1.740% 03/01/34**...........................................        2,025
    5,000   Montgomery County, Pennsylvania Industrial Development
              Authority Revenue, (Plymouth Woods Project) Series 1987,
              (PNC Bank, N.A. LOC),
              1.700% 09/01/06**#..........................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
  $ 9,500   Philadelphia, Pennsylvania Authority for Industrial
              Development Revenue, (Institute for Cancer Research - Fox
              Chase Cancer Center Project) Series 1997, (Morgan Guaranty
              Trust LOC),
              1.710% 07/01/25**#..........................................   $    9,500
    5,450   Philadelphia, Pennsylvania Redevelopment Authority, (The
              Presbyterian Home Project) Series 1998, (PNC Bank, N.A.
              LOC),
              1.700% 07/01/28**#..........................................        5,450
                                                                             ----------
                                                                                 39,910
                                                                             ----------
            PUERTO RICO -- 0.4%
   10,000   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank
              of New York Liquidity Facility),
              1.350% 07/01/27**@@.........................................       10,000
                                                                             ----------
            SOUTH CAROLINA -- 2.1%
   10,000   Piedmont Municipal Power Agency South Carolina Electric
              Revenue, Series 2004B-3, (AMBAC Insured, JP Morgan Chase
              Bank SBPA),
              1.700% 01/01/34**...........................................       10,000
    7,500   Piedmont Municipal Power Agency, South Carolina Electric
              Revenue, Series 2004B-1, (MBIA Insured, JP Morgan Chase
              Bank),
              1.700% 01/01/34**...........................................        7,500
   13,145   South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Carolina Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              1.720% 02/01/22**...........................................       13,145
    6,250   South Carolina Jobs Economic Development Authority Hospital
              Facility Revenue, (Cannon Memorial Hospital Project) Series
              2004A, (National Bank of South Carolina LOC),
              1.790% 06/01/24**...........................................        6,250
    5,490   South Carolina State Public Service Authority Revenue, Series
              2002, (FSA Insured, Merrill Lynch Capital Services SBPA),
              1.730% 07/01/10**#..........................................        5,490

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $  4,585   South Carolina State Public Services Authority Revenue, Series
              2004 (AMBAC Insured, Citibank N.A. Liquidity Facility),
              1.750% 01/01/22**#..........................................   $    4,585
   10,355   South Carolina Transportation Infrastructure Book Revenue,
              Series 2004, (AMBAC Insured, Merrill Lynch Capital Service
              SBPA),
              1.730% 10/01/08**#..........................................       10,355
                                                                             ----------
                                                                                 57,325
                                                                             ----------
            TENNESSEE -- 3.1%
    3,900   Blount County Tennessee Public Building Authority, Local
              Government Public Improvement, Series 2002, (AMBAC Insured,
              Regions Bank SBPA),
              1.720% 06/01/17**...........................................        3,900
    6,855   Clarksville, Tennessee Public Building Authority Revenue,
              Series 1996, (SunTrust Bank LOC),
              1.690% 07/01/11**...........................................        6,855
    3,350   Cleveland, Tennessee Health and Educational Facilities Board
              Revenue, (Lee University Project) Series 2002, (First
              Tennessee Bank LOC),
              1.900% 12/01/19**#..........................................        3,350
    8,300   Dickson County, Tennessee Industrial Development Board
              Revenue, (The Jackson Foundation-Renaissance Learning Center
              Project) Series 1997, (SunTrust Bank of Nashville LOC),
              1.690% 11/01/12**#..........................................        8,300
    6,000   Franklin, Tennessee Health and Educational Facilities Board
              Revenue, (Battle Ground Academy Project) Series 2002,
              (SunTrust Bank LOC),
              1.690% 01/01/22**...........................................        6,000
   14,200   Knox County, Tennessee Health and Educational Facilities Board
              Educational Facilities Revenue, (Webb School - Knoxville
              Project) Series 1999, (SunTrust Bank Nashville LOC),
              1.690% 03/01/19**...........................................       14,200
      675   Loudon, Tennessee Water and Sewer Revenue Refunding, Series
              1996, (Wachovia Bank, N.A. LOC),
              1.740% 09/01/06**#..........................................          675

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  5,380   Metropolitan Government, Nashville and Davidson County,
              Tennessee District Energy Revenue, Series 2002, (AMBAC
              Insured, Merrill Lynch Capital Services SPA),
              1.730% 04/01/10**#..........................................   $    5,380
    7,515   Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue,
              (Mary Queen of Angels Project) Series 2000, (SunTrust Bank
              N.A. LOC),
              1.690% 07/01/32**...........................................        7,515
    3,555   Metropolitan Government, Nashville and Davidson County,
              Tennessee Industrial Development Board Revenue Refunding,
              (Nashville Apartment Properties Project) Series 1995-2,
              (AmSouth Bank, N.A. LOC),
              1.790% 09/01/15**#..........................................        3,555
    4,920   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (Memphis University School
              Project) Series 2002, (SunTrust Bank LOC),
              1.720% 10/01/22**...........................................        4,920
    5,170   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (St. Benedict Auburndale School)
              Series 2003, (AMSouth LOC),
              1.740% 05/01/33**...........................................        5,170
   11,020   Tennessee Housing Development Agency, Single Family Mortgage,
              Series 2004,
              1.494% 12/08/05**...........................................       11,020
    4,150   Williamson County, Tennessee Industrial Development Board
              Revenue, Educational Facility, (Saint Matthew School
              Project) Series 2004, (Suntrust Bank LOC),
              1.740% 07/01/24**...........................................        4,150
                                                                             ----------
                                                                                 84,990
                                                                             ----------
            TEXAS -- 21.3%
    1,530   Alaska Student Loan Corporation Capital Project Revenue
              Capital, Series 2004, (MBIA Insured),
              2.000% 01/01/05.............................................        1,532
   14,100   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2001-2,
              1.720%! 08/15/31**..........................................       14,100

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  4,990   Brazosport, Texas Independent School District, Series 2003,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.730% 08/15/10**#..........................................   $    4,990
    5,215   Bridgeport, Texas GO, Independent School District, Series
              2004, (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill
              Lynch and Company GTY-AGMT),
              1.730% 02/15/09**#..........................................        5,215
   26,200   Brownsville, Texas Utilities Systems Revenue Refunding, Series
              2001A, (MBIA Insured),
              0.950% 09/01/25**...........................................       26,200
    4,820   Canutillo, Texas Independent School District, GO, Series 2003,
              (PSF-GTD Insured, Merrill Lynch Capital Services SBPA),
              1.730% 08/15/22**#..........................................        4,820
    5,000   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.270% 10/06/04.............................................        5,000
   20,000   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.150% 10/20/04.............................................       20,000
    8,925   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.520% 10/21/04.............................................        8,925
   20,000   City of Austin, Texas, (JP Morgan Chase Bank LOC, Bayerische
              Landesbank LOC, State Street Bank & Trust LOC),
              1.340% 10/28/04.............................................       20,000
   16,800   City of Houston, Texas GO, (Landesbank Hessen-Thuringen
              Girozentrale Liquidity Facility, Dexia Credit Local
              Liquidity Facility),
              1.250% 10/06/04.............................................       16,800
   10,000   City of Houston, Texas Subordinate Lien Hotel Occupancy Tax
              and Parking Revenue, Series A,
              1.520% 10/21/04.............................................       10,000
    9,600   Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Lincoln Property Project), Series 1993,
              (GE Credit Corporation Guarantee),
              1.770% 06/01/10**...........................................        9,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
  $ 9,000   Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Windbridge Grand Prairie Project) Series
              1993, (GE Credit Corporation Guarantee),
              1.770% 06/01/10**#..........................................   $    9,000
    2,680   Gregg County, Texas Housing Finance Corporation Multi-Family
              Housing Revenue Refunding, (Summer Green Project) Series
              2004A, (Fannie Mae Liquidity Facility),
              1.720% 02/15/23**...........................................        2,680
    5,185   Gregg County, Texas Housing Finance Corporation Multi-Family
              Housing Revenue Refunding, (Summer Lake Project) Series
              2004A, (Fannie Mae Liquidity Facility),
              1.720% 02/15/23**...........................................        5,185
   36,000   Harris County, Texas Floating Rate Trust Receipts, Series
              2004, (Lehman Liquidity Company Liquidity Facility),
              1.270% 02/28/05**#..........................................       36,000
    9,995   Houston, Texas Independent School District GO, Series 2004,
              (FSA Insured, Landesbank Hessen-Thueringen Liquidity
              Facility),
              1.800% 06/14/05@@...........................................        9,995
   12,600   Houston, Texas Utilities System Revenue, Series 2004, (FSA
              Insured, Special Situations Liquidity Facility),
              1.730% 05/25/12**#..........................................       12,600
    5,190   Houston, Texas Utility System Revenue, Series 2004, (FSA
              Insured, Citigroup Global Market Liquidity Facility),
              1.750% 05/15/20**#..........................................        5,190
   12,495   Houston, Texas Water and Sewer Systems Revenue, Series 2002,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.100% 12/01/23**@@.........................................       12,495
   11,490   Hunt, Texas Memorial Hospital District Revenue, Series 1998,
              (FSA Insured, Chase Bank of Texas N.A. SPA),
              1.750% 08/15/17**...........................................       11,490
    9,990   North Central Texas Health Facility Development Corporation
              Revenue, Series 2004, (MBIA Insured, Merrill Lynch Capital
              Services SBPA, Merrill Lynch and Company GTY-AGMT),
              1.730% 07/11/12**#..........................................        9,990
   18,340   North East Texas Independent School District GO, Series 2000
              PT-1249, (Texas Permanent School Fund Guarantee, Merrill
              Lynch SBPA),
              1.730% 02/01/21**#..........................................       18,340

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 10,605   Nueces County, Texas GO, Series 2004, (AMBAC Insured, Merrill
              Lynch Capital Services SPBA),
              1.730% 02/15/12**#..........................................   $   10,605
    1,500   Pasadena, Texas GO, Independent School District, Series 2003,
              (PSF-GTD),
              5.000% 02/15/05.............................................        1,520
   10,250   Port Development Corporation of Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc. Project) Series 1984,
              (Deutsche Bank A.G. LOC),
              1.950% 12/01/04**#..........................................       10,250
    5,000   Red River Authority Texas PCR, (Southwestern Public Service)
              Series 1996, (AMBAC Insured, Bank of New York Liquidity
              Facility),
              1.700% 07/01/16**...........................................        5,000
    6,000   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.700% 05/15/33**...........................................        6,000
   24,570   Texas Municipal Power Agency Revenue Floating Rate Trust
              Receipts, Series 2004, (FGIC Insured, Lehman Liquidity
              Company Liquidity Facility),
              1.270% 09/01/11**#..........................................       24,570
   42,170   Texas Small Business Industrial Development Corporation IDR,
              Texas Public Facilities Capital Access, Series 1986, (KBC
              Bank N.V. LOC),
              1.730% 07/01/26**...........................................       42,170
   95,000   Texas State Tax RAN, Series 2004,
              3.000% 08/31/05.............................................       96,211
    2,500   Texas State, GO Refunding, Series 1992A,
              5.800% 10/01/04.............................................        2,500
   25,000   Texas State, Series 2004D, (Lehman Liquidity Company Liquidity
              Facility),
              1.680% 08/31/05**#..........................................       25,000
   18,700   Texas, Lower Colorado River Authority Revenue, Series 2001,
              (MBIA Insured, Citibank SBPA),
              1.750% 05/15/26**...........................................       18,700
   10,000   University of Texas, Board of Regents Revenue Financing
              System, (University of Texas Investment Management Company
              Liquidity Facility),
              1.520% 10/21/04.............................................       10,000
   15,000   University of Texas, Board of Regents Revenue, (University of
              Texas Investment Management Company Liquidity Facility),
              1.150% 11/01/04.............................................       15,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 14,000   University of Texas, Board of Regents Revenue, (University of
              Texas Investment Management Company Liquidity Facility),
              1.230% 12/01/04.............................................   $   14,000
   17,600   West Side Calhoun County, Texas Development Corporation PCR,
              (Sohio Chemical Corporation Project) Series 1985, (Bp Amoco
              plc Guarantee),
              1.720% 12/01/15**...........................................       17,600
    8,135   Williamson County, Texas Putable Receipts, Series 1988, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.730% 02/15/21**#..........................................        8,135
                                                                             ----------
                                                                                587,408
                                                                             ----------
            UTAH -- 1.2%
   30,400   Intermountain Power Agency, Utah Power Supply Revenue, Series
              1985E, (Landesbank Hessen-Thuringen SBPA),
              1.430% 07/01/14**...........................................       30,400
    2,925   Intermountain Power Agency, Utah Power Supply Revenue, Series
              1985F, (AMBAC Insured, Landesbank Hessen-Thuringen SBPA),
              1.400% 07/01/15**...........................................        2,925
                                                                             ----------
                                                                                 33,325
                                                                             ----------
            VIRGINIA -- 1.2%
    3,285   Alexandria, Virginia Industrial Development Authority Revenue,
              (American Red Cross Project) Series 1989, (First Union
              National Bank LOC),
              1.740% 01/01/09**#..........................................        3,285
    3,900   Front Royal & Warren County Virginia IDR, Hospital Facility,
              (Warren Memorial Hospital Project) Series 2003, (Branch
              Banking and Trust LOC),
              1.720% 05/01/23**#..........................................        3,900
    1,700   Hanover County, Virginia Industrial Development Authority
              Residential Care Facility Revenue, Series 1999, (Branch
              Banking and Trust LOC),
              1.720% 07/01/29**#..........................................        1,700
   12,350   Rockingham County, Virginia Industrial Development Authority,
              Residential Care Facility Revenue, (Sunnyside Presbyterian
              Project) Series 2003, (Branch Banking & Trust LOC),
              1.720% 12/01/33**...........................................       12,350

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  2,000   Spotsylvania County, Virginia Industrial Development Authority
              IDR, (Carlisle Corporation Project) Series 1993, (SunTrust
              Bank LOC),
              1.690% 06/01/08**#..........................................   $    2,000
    9,435   Virginia College Building Authority, Virginia Educational
              Facilities Revenue, Series 1999-Putters 134, (FSA Insured,
              JP Morgan Chase SBPA),
              1.730% 09/01/07**#..........................................        9,435
                                                                             ----------
                                                                                 32,670
                                                                             ----------
            WASHINGTON -- 0.8%
    7,360   Washington State GO, Series 2004, (AMBAC Insured, Merrill
              Lynch Capital Services SPBA, Merrill Lynch and Company
              GTY-AGMT),
              1.730% 01/01/12**#..........................................        7,360
    9,800   Washington State Health Care Facility Authority Lease Revenue,
              (National Healthcare Research and Education Project) Series
              2000, (BNP Paribas LOC),
              1.700% 01/01/32**...........................................        9,800
    4,000   Washington State Public Power Supply System Nuclear Project
              Number 3 Revenue, Series 1990, (MBIA-IBC Insured),
              1.650%*** 07/01/05..........................................        3,951
                                                                             ----------
                                                                                 21,111
                                                                             ----------
            WISCONSIN -- 1.4%
    5,210   Allouez, Wisconsin GO, Series 2004, (AMBAC Insured, Merrill
              Lynch Capital Services SBPA),
              1.730% 04/01/24**#..........................................        5,210
    3,965   Appleton, Wisconsin IDR, Series 1994, (U.S. Bank N.A. LOC),
              1.740% 12/15/09**...........................................        3,965
    4,945   Milwaukee, Wisconsin GO, Series 2004, (FSA Insured, Merrill
              Lynch Capital Services SBPA),
              1.730% 03/01/12**#..........................................        4,945
    3,700   Wind Point, Wisconsin Revenue, (The Johnson Foundation
              Project) Series 2000, (Harris Trust & Savings Bank LOC),
              1.800% 09/01/35**...........................................        3,700
    6,635   Wisconsin Center District Wisconsin Tax Revenue, Series 2004,
              (FSA Insured, Merrill Lynch Capital Services SBPA),
              1.730% 12/15/21**#..........................................        6,635

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
  $10,050   Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch
              Capital Services SBPA)
              1.730% 05/01/08**#..........................................   $   10,050
    3,500   Wisconsin State Health and Educational Facility Authority
              Revenue, (Mequon Jewish Project) Series 2003, (Bank One N.A.
              LOC),
              1.730% 07/01/28**...........................................        3,500
                                                                             ----------
                                                                                 38,005
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,748,797)...........................................    2,748,797
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,748,797*)................................     100.2%   2,748,797
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.2)%     (6,197)
                                                                             ----------
            NET ASSETS..........................................             $2,742,600
                                                                     100.0%  ==========

---------------

 *Federal income tax information (see Note 8).

 **
  Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@
  Restricted security (see Note 6).

Nations Tax-Exempt Reserves had the following industry concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

IDR/PCR                                             13.51%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.8%
            CALIFORNIA -- 95.6%
 $ 14,200   ABAG Finance Authority for Non-Profit Corporations, California
              Multi-Family Revenue, (Fine Arts Building Project) Series
              2002A, (FNMA Liquidity Facility),
              1.720% 07/15/35**...........................................   $   14,200
   12,000   ABAG Finance Authority for Non-Profit Corporations, California
              Revenue, Series 2003A, (Societe Generale SBPA),
              1.770% 07/01/08**...........................................       12,000
    8,895   ABN AMRO Munitops Certificates Trust, California, Series 2003,
              (FGIC Insured, ABN AMRO Bank N.V. SBPA),
              1.290% 10/06/04@@...........................................        8,895
    7,590   ABN AMRO Munitops Certificates Trust, California, Series 2004,
              (FGIC Insured, ABN AMRO Bank NV SBPA),
              1.710% 07/01/11**#..........................................        7,590
    7,825   ABN AMRO Munitops Certificates Trust, California, Series 2004,
              (FSA Insured, ABN AMRO Bank NV SBPA),
              1.710% 06/01/12**#..........................................        7,825
    8,575   ABN AMRO Munitops Certificates Trust, California, Series 2004,
              (MBIA Insured, ABN AMRO Bank N.V. SBPA),
              1.290% 10/06/04@@...........................................        8,575
    3,025   Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997B, (Scotiabank
              LOC),
              1.730% 07/01/23**...........................................        3,025
      800   Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997D, (Bank of Nova
              Scotia LOC),
              1.730% 07/01/18**...........................................          800
    2,400   Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997E, (Bank of Nova
              Scotia LOC),
              1.730% 06/01/22**...........................................        2,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  1,290   Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 2000F, (KBC Bank N.V.
              LOC),
              1.780% 08/01/23**...........................................   $    1,290
      620   Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 2000I, (AMBAC
              Insured, KBC Bank N.V. SBPA),
              1.730% 08/01/29**...........................................          620
   11,300   Alameda - Contra Costa County, California Schools Financing
              Authority, Certificate of Participation, Series 1999G,
              (AMBAC Insured),
              1.830% 08/01/24**...........................................       11,300
    6,480   Alameda County, California Corridor Transportation Authority
              Revenue, Series 1999CMC-1, (MBIA Insured, JP Morgan SBPA),
              1.710% 10/01/13**#..........................................        6,480
    2,860   Alameda County, California IDR, (Segale Brothers Wood
              Production Project) Series 2002, (Bank of the West LOC),
              1.790% 10/01/32**...........................................        2,860
    5,500   Alameda County, California Industrial Development Authority
              Revenue, (Edward L Shimmon Inc. Project) Series 1996A, (Bank
              of the West LOC, BNP Paribas LOC),
              1.720% 11/01/26**...........................................        5,500
   35,390   California Community College Financing Authority Revenue,
              Series 2004D, (Lehman Liquidity Company Liquidity Facility),
              1.270% 07/29/05**@@.........................................       35,390
    6,500   California Educational Facilities Authority Revenue, Series
              1999, (Bank of the West LOC),
              1.710% 01/01/25**...........................................        6,500
   14,275   California Educational Facilities Authority Revenue, Series
              2000A, (Societe Generale LOC),
              1.720% 10/01/27**#..........................................       14,275
   11,745   California Health Facilities Financing Authority Revenue,
              (Catholic Healthcare Project) Series 1988B, (MBIA Insured,
              Morgan Guaranty Trust SBPA),
              1.530% 07/01/16**...........................................       11,745
   10,995   California Health Facilities Financing Authority Revenue,
              Series 1998CMC-6, (FSA Insured),
              1.710% 06/01/12**#..........................................       10,995

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
  $ 7,000   California Higher Education Loan Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien, Series 1992A-4, AMT, (SLMA
              Guarantee),
              1.050% 03/01/05.............................................   $    6,983
    1,310   California Housing Finance Agency Revenue, Series 1995, (MBIA
              Insured, Credit Suisse First Boston SBPA),
              1.730% 08/01/26**#..........................................        1,310
    8,045   California Housing Finance Agency Revenue, Series 2000, (State
              Street Bank & Trust Company LOC),
              1.810% 08/01/29**...........................................        8,045
   27,600   California Housing Finance Agency Revenue, Series 2002Q, AMT,
              (Bank of Nova Scotia Liquidity Facility),
              1.750% 08/01/33**...........................................       27,600
    8,040   California Housing Finance Agency Revenue, Series 2004E-2, (JP
              Morgan Chase Liquidity Facility),
              1.650% 02/01/35**...........................................        8,040
    2,380   California Infrastructure & Economic Development Bank IDR,
              Series 2003, AMT, (Mellon 1st Business Bank LOC, Mellon Bank
              N.A. LOC),
              1.750% 08/01/28**...........................................        2,380
    1,000   California Infrastructure & Economic Development Bank Revenue,
              Series 2002,
              3.000% 10/01/04.............................................        1,000
   22,070   California Infrastructure & Economic Development Bank Revenue,
              Series 2003A, (AMBAC Insured, Citibank N.A. SBPA),
              1.720% 07/01/37**#..........................................       22,070
    7,000   California Infrastructure & Economic Development Bank Revenue,
              Series 2003A, (FGIC Insured),
              1.720% 07/01/29**#..........................................        7,000
    4,000   California Infrastructure & Economic Development Bank Revenue,
              Series 2003A, (Wells Fargo Bank N.A. LOC),
              1.690% 09/01/28**...........................................        4,000
    5,100   California Infrastructure & Economic Development Bank, IDR,
              (Kruger & Sons Inc. Project) Series 2002, AMT, (Bank of the
              West LOC),
              1.700% 11/01/28**...........................................        5,100
   20,100   California Infrastructure and Economic Development Bank
              Revenue, Series 2001, (Bank of New York LOC, Bank of
              California State Teacher LOC)
              1.700% 11/15/37**...........................................       20,100

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 10,000   California M-S-R Public Power Agency Revenue, (San Juan
              Project) Series 1995B, (AMBAC Insured, Bank of Nova Scotia
              SBPA),
              1.700% 07/01/22**...........................................   $   10,000
    2,500   California Pollution Control Financing Authority Solid Waste
              Disposal, (Blue Line Transfer Project) Series 2002A, (Wells
              Fargo Bank LOC),
              1.750% 08/01/14**...........................................        2,500
    1,300   California Pollution Control Financing Authority Solid Waste
              Disposal, (Santa Clara Valley Industries Project) Series
              1998A, AMT, (Comerica Bank LOC),
              1.800% 03/01/18**#..........................................        1,300
    7,410   California School Facilities Financing Corporation
              Certificates of Participation, Series 1998A, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.680% 07/01/22**...........................................        7,410
   12,330   California Schools Cash Reserve Program Authority, Series
              2004A,
              3.000% 07/06/05.............................................       12,469
    2,380   California State Department of Water Resources and Power
              Supply Revenue, Series 2002B-3, (Bank of New York LOC),
              1.770% 05/01/22**...........................................        2,380
   12,075   California State Department of Water Resources and Power
              Supply Revenue, Series 2003, (MBIA-IBC Insured, Merrill
              Lynch Capital Services SBPA),
              1.700% 05/01/11**#..........................................       12,075
    5,185   California State Department of Water Resources Revenue, Series
              2004, (FGIC Insured, Merrill Lynch Capital Services SBPA),
              1.700% 12/01/10**#..........................................        5,185
    2,300   California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-6, (State Street Banking & Trust
              Company LOC),
              1.730% 05/01/22**...........................................        2,300
    5,200   California State Department of Water Resources, Power Supply
              Revenue, Series 2002C-11, (KBC Bank N.V. LOC, Bank of Nova
              Scotia LOC),
              1.700% 05/01/22**...........................................        5,200
   61,060   California State Department of Water Resources, Power Supply
              Revenue, Series 2002C-8, (Bayerische Landesbank LOC),
              1.680% 05/01/22**...........................................       61,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
  $ 3,000   California State Department of Water Resources, Water Systems
              Revenue, (Center Valley Project), Series 1995O,
              8.250% 12/01/04.............................................   $    3,036
    6,700   California State Economic Recovery Revenue, Series 2004C-16,
              (FSA Insured, State Guaranteed, Dexia Credit Local SBPA),
              1.700% 07/01/23**...........................................        6,700
   16,600   California State University Institute, (State Street Bank LOC,
              Morgan Guaranty LOC, Bayerische Landesbank Girozentrale
              LOC),
              1.390% 11/12/04.............................................       16,600
    8,675   California State, Department of Water Resources, Power Supply
              Revenue, Series 2002B-2, (BNP Paribas LOC),
              1.800% 05/01/22**...........................................        8,675
    1,300   California State, Economic Recovery Revenue, Series 2004C-1,
              (State Guaranteed, Landesbank Baden-Wurttemberg SBPA),
              1.800% 07/01/23**...........................................        1,300
   12,000   California State, Economic Recovery Revenue, Series 2004C-10,
              (State Guaranteed, Banque Nationale de Paris LOC),
              1.700% 07/01/23**...........................................       12,000
    5,555   California State, Economic Recovery Revenue, Series 2004C-8,
              (State Guaranteed, Lloyds TSB Bank plc LOC),
              1.770% 07/01/23**...........................................        5,555
    9,375   California State, Economic Recovery, GO, Series 2004,
              (Citibank N.A. Liquidity Facility),
              1.700% 07/01/23@@...........................................        9,375
    4,935   California Statewide Communities Development Authority
              Revenue, (Fairfax Senior Citizens Housing Project) Series
              2000A,
              1.690% 09/15/30**...........................................        4,935
    5,000   California Statewide Communities Development Authority
              Revenue, (Hanna Boys Center Project) Series 2002, (Northern
              Trust Company LOC),
              1.650% 12/31/29**...........................................        5,000
    4,050   California Statewide Communities Development Authority
              Revenue, IDR, (Multiple Peptide Systems Project) Series
              2002A, AMT, (Bank of the West LOC),
              1.700% 12/01/17**...........................................        4,050
    3,000   California Statewide Communities Development Authority TRAN,
              Series 2004B-1, (FSA Insured),
              3.500% 07/29/05.............................................        3,047

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 10,900   California Statewide Communities Development Authority,
              Multi-Family Revenue, (Canion Country Apartments) Series
              2002M, (FHLMC Liquidity),
              1.730% 12/01/34**...........................................   $   10,900
    6,000   California Statewide Communities Development Authority,
              Multi-Family Revenue, (Maple Square Apartments Project)
              Series 2004, (Citibank N.A. LOC),
              1.760% 08/01/39**...........................................        6,000
    3,195   Carson, California Redevelopment Agency, Series 2003, (MBIA
              Insured),
              1.720% 10/01/19**#..........................................        3,195
      945   City of San Jose, California Financing Authority, (State
              Street Bank & Trust),
              1.150% 10/04/04.............................................          945
    5,460   Colton, California Joint Unified School District GO, Series
              2004, (FGIC Insured, Merrill Lynch Capital Services SBPA),
              1.600% 02/01/12**@@.........................................        5,460
    1,810   Culver City, California Redevelopment Agency, (Tax Allocation-
              Redevelopment Project) Series 2004A, (AMBAC Insured),
              2.000% 11/01/04.............................................        1,811
    5,000   Duarte, California Redevelopment Agency Revenue, Certificates
              of Participation, (Johnson Duarte Partners Project) Series
              1984B, (General Electric Capital Corporation LOC),
              1.660% 12/01/14**...........................................        5,000
    7,000   Duarte, California Redevelopment Agency, Certificates of
              Participation, (Piken Duarte Partners Project) Series 1984A,
              (General Electric Capital Corporation LOC),
              1.660% 12/01/14**#..........................................        7,000
   19,500   East Bay Municipal Utility District, California Wastewater
              System Revenue, (Westdeutsche Landesbank Girozentrale SBPA,
              JP Morgan Chase Bank SBPA),
              1.090% 10/05/04.............................................       19,500
   36,000   East Bay Municipal Utility District, California Wastewater
              System Revenue, (Westdeutsche Landesbank Girozentrale SBPA,
              JP Morgan Chase Bank SBPA),
              1.190% 12/01/04.............................................       36,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  4,090   East Bay Municipal Utility District, California Water System
              Revenue, Series 2003, (MBIA Insured, Citigroup Global
              Markets Liquidity Facility),
              1.720% 06/01/19**#..........................................   $    4,090
   17,500   East Bay Municipal Utility District, Wastewater System,
              (Westdeutsche Landesbank Girozentrale SBPA, JP Morgan Chase
              Bank SBPA),
              1.320% 10/12/04.............................................       17,500
   19,210   Eastern Municipal Water District, California Water & Sewer
              Revenue, Certificates of Participation, Series 2003B, (MBIA
              Insured, Lloyds TSB Bank plc SBPA),
              1.700% 07/01/33**...........................................       19,210
   14,000   Fontana, California Unified School District TRAN, Series 2004,
              2.500% 07/06/05.............................................       14,094
   24,760   Fremont, California Certificates of Participation Revenue,
              (Capital Improvement Funding Project) Series 2001,
              (ScotiaBank LOC),
              1.700% 08/01/30**...........................................       24,760
   50,000   Fresno County, California TRAN, Series 2004-5,
              3.000% 06/30/05.............................................       50,521
      335   Fresno, California Airport Revenue, Series 2000B, AMT, (FSA
              Insured),
              5.000% 07/01/05.............................................          343
    5,400   Fullerton, California School District GO, Series 2002, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.700% 08/01/21**#..........................................        5,400
   30,500   Golden Gate Bridge, California Highway & Transportation
              District, (JP Morgan Chase Bank LOC),
              1.150% 10/04/04.............................................       30,500
    1,750   Goleta, California Water District Revenue Certificates
              Partnership, Series 2003, (MBIA Insured, Citigroup Global
              Market Liquidity Facility),
              1.720% 12/01/22**#..........................................        1,750
    3,700   Indio, California Multi-Family Housing Revenue, (Western
              Federal Savings Project) Series 1985, (Wells Fargo and
              Company LOC),
              1.850% 06/01/05**...........................................        3,700
    5,650   Indio, California Multi-Family Housing Revenue, Series 1996A,
              (FNMA Collateral Agreement),
              1.680% 08/01/26**...........................................        5,650
   10,340   Irvine, California Public Facilities and Infrastructure
              Authority, Lease Revenue, (Capital Improvement Project)
              Series 1985,
              1.720% 11/01/10**...........................................       10,340

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  2,400   Irvine, California United School District Special Tax,
              Community Facilities District No 01-1, Series 2003, (Bank of
              New York LOC, California State Teachers Retirement LOC),
              1.730% 09/01/38**...........................................   $    2,400
   30,910   Irvine, California, (Assessment District No. 89 Project)
              Series 1990-10, (Bayerische Hypotheken und Vereinsbank LOC),
              1.730% 09/02/15**...........................................       30,910
    4,900   Lassen, California Municipal Utility District Revenue, Series
              1996A, AMT,
              1.770% 05/01/08**...........................................        4,900
   13,000   Long Beach, California GO, (FGIC Insured, Citibank SBPA),
              1.760% 05/15/15**#..........................................       13,000
    2,500   Long Beach, California Harbor Revenue, Series 2004, (FGIC
              Insured, Citigroup Global Markets Liquidity Facility),
              1.760% 05/15/15**#..........................................        2,500
    4,998   Long Beach, California Municipal Securities Trust Receipts
              Revenue, Series 1998CMC-1, (FGIC Insured, JP Morgan Chase
              SBPA),
              1.730% 05/15/07**#..........................................        4,998
   63,785   Los Angeles County, California Housing Authority Multi-Family
              Housing Revenue,
              1.770% 10/01/31**#..........................................       63,785
   11,660   Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue, Series 2002, (MBIA Insured,
              Merrill Lynch Capital Services SBPA),
              1.700% 01/01/07**#..........................................       11,660
   20,000   Los Angeles Metropolitan Transportation Revenue, (Bayerische
              Landesbank LOC, Landesbank Baden-Wuerttemberg LOC,
              Westdeutsche Landesbank LOC),
              1.370% 11/03/04.............................................       20,000
   10,000   Los Angeles Metropolitan Transportation Revenue, (Bayerische
              Landesbank LOC, Landesbank Baden-Wuerttemberg LOC,
              Westdeutsche Landesbank LOC),
              1.330% 11/09/04.............................................       10,000
   27,990   Los Angeles Metropolitan Transportation Revenue, (Bayerische
              Landesbank LOC, Landesbank Baden-Wuerttemberg LOC,
              Westdeutsche Landesbank LOC),
              1.340% 11/15/04.............................................       27,990

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 17,875   Los Angeles Wastewater System Revenue, (Westdeutsche
              Landesbank SBPA, State Street Bank and Trust SBPA,
              California State Teacher Retirement SBPA),
              1.360% 10/05/04.............................................   $   17,875
   11,800   Los Angeles, California Community Redevelopment Agency, Multi-
              Family Housing Revenue Refunding, (Grand Promenade Project)
              Series 2002, (FHLMC Liquidity Facility),
              1.680% 04/01/32**...........................................       11,800
   17,965   Los Angeles, California Community Redevelopment Agency, Multi-
              Family Housing Revenue, (Second and Central Apartments
              Project) Series 2003A, (HSBC Bank USA LOC),
              1.750% 12/01/38**...........................................       17,965
    8,200   Los Angeles, California Department of Airports, Airport
              Revenue, (Los Angeles International Airport Project) Series
              2003A, (Bayerische Landesbank LOC, JP Morgan Chase Bank LOC,
              Landesbank Baden Wurttemberg LOC),
              1.250% 05/15/16.............................................        8,200
    6,800   Los Angeles, California Department of Airports, Series B,
              (Bayerische Landesbank NY LOC, JP Morgan Chase LOC,
              Westdeutsche NY LOC),
              1.100% 10/01/04.............................................        6,800
   10,100   Los Angeles, California Harbor Department, Series B,
              (Westdeutsche Landesbank Liquidity Facility, Landesbank
              Baden-Wurttemberg Liquidity Facility),
              1.100% 10/01/04.............................................       10,100
   50,000   Los Angeles, California TRAN, Series 2004,
              3.000% 06/30/05.............................................       50,552
   30,000   Los Angeles, California TRAN, Series 2004,
              3.500% 06/30/05.............................................       30,439
   10,700   Los Angeles, California Unified School District Certificates
              of Participation, (Belmont Learning Complex Project) Series
              1997A, (Commerzbank A.G. LOC),
              1.630% 12/01/17**...........................................       10,700
   14,555   Los Angeles, California Unified School District TRAN, Series
              2004A,
              3.000% 09/01/05.............................................       14,754

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 25,000   Los Angeles, California Wastewater System Commercial Paper
              Revenue Notes, (Westdeutsche Landesbank SBPA, State Street
              Bank & Trust SBPA, California State Teachers Retirement
              SBPA),
              1.080% 10/13/04.............................................   $   25,000
   12,995   Los Angeles, California Water & Power Revenue, Series 2001,
              (MBIA Insured, JP Morgan Chase Liquidity Facility),
              1.710% 01/01/09**#..........................................       12,995
    7,055   Los Angeles, California Water & Power Revenue, Series 2004,
              (FSA Insured, Merrill Lynch Capital Services SBPA),
              1.700% 01/01/10**#..........................................        7,055
    5,235   Manteca, California Financing Authority Sewer Revenue, Series
              2003, (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.700% 12/01/08**...........................................        5,235
   15,900   Metropolitan Water District of Southern California Waterworks
              Revenue Refunding, Series 2002B, (Lloyds TSB Bank plc SBPA),
              1.670% 07/01/20**...........................................       15,900
    4,700   Metropolitan Water District of Southern California Waterworks
              Revenue, Series 2001B-1, (Dexia Credit Local SBPA),
              1.700% 07/01/20**...........................................        4,700
    4,150   Metropolitan Water District of Southern California Waterworks
              Revenue, Series 2004A-1, (JP Morgan Chase SBPA),
              1.700% 07/01/23**...........................................        4,150
   20,460   Modesto, California District Certification Partnership, Series
              2003, (MBIA Insured, Merrill Lynch Capital Services SBPA,
              Merrill Lynch & Company GTY-AGMT),
              1.700% 07/01/25**#..........................................       20,460
    4,290   Morgan Hill, California United School District Receipts GO,
              Series 2000S, (FGIC Insured, Societe Generale SBPA),
              1.700% 08/01/25**...........................................        4,290
    5,935   Newport Mesa, California Unified School District GO, Series
              2003, (FGIC Insured, Citigroup Global Markets Liquidity
              Facility),
              1.720% 08/01/20**#..........................................        5,935
   18,270   North California Transmission Agency of Northern California,
              California-Oregon Transmission Project,
              1.570% 02/01/05.............................................       18,270

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 11,845   Oakland, California Redevelopment Agency Revenue, Series 2003,
              (FGIC Insured, Merrill Lynch Capital Services SBPA, Merrill
              Lynch and Company GTY AGMT),
              1.700% 03/01/11**#..........................................   $   11,845
   12,700   Orange County, California Housing Authority Apartment
              Development Revenue Refunding, (Oasis Martinique Project)
              Series 1998I, (FNMA Collateral Agreement),
              1.690% 06/15/28**...........................................       12,700
    3,300   Orange County, California Industrial Development Authority,
              IDR, (Control Air Conditioning Project) Series 1997A, AMT,
              (California State Teachers Retirement Fund LOC),
              1.740% 05/01/22**...........................................        3,300
    8,425   Orange County, California Special Financing Authority Revenue,
              Series 1995B, (AMBAC Insured, First Union National Bank
              SBPA),
              1.690% 11/01/14**#..........................................        8,425
   23,775   Orange County, California Special Financing Authority Revenue,
              Series 1995C, (AMBAC Insured, First Union National Bank
              SBPA),
              1.690% 11/01/14**...........................................       23,775
   11,085   Orange County, California Special Financing Authority Revenue,
              Series 1995D, (AMBAC Insured, First Union National Bank
              SBPA),
              1.690% 11/01/14**...........................................       11,085
   10,625   Orange County, California Special Financing Authority Teeter
              Plan Revenue, Series 1995E, (AMBAC Insured, First Union
              National Bank SBPA),
              1.690% 11/01/14**...........................................       10,625
    4,575   Orange County, California Water District Revenue, Certificates
              of Participation, Series 2003, (MBIA Insured, Merrill Lynch
              Capital Services SBPA),
              1.700% 02/15/11**#..........................................        4,575
      115   Pajaro Valley, California Unified School District Certificates
              of Participation, (School Facilities Bridge Funding Project)
              Series 2000, (FSA Insured, First Union National Bank SBPA),
              1.700% 09/01/23**...........................................          115
    5,285   Pasadena, California Water Revenue, Series 2003, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.700% 06/01/27**#..........................................        5,285

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  5,900   Peralta, California Community College District, GO, Series
              2004, (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.700% 08/01/08**#..........................................   $    5,900
    2,900   Pleasanton, California Multi-Family Housing Revenue, (Bernal
              Apartment Project) Series 2001A, AMT, (FNMA Liquidity
              Facility),
              1.730% 09/15/34**...........................................        2,900
    4,300   Poway, California Redevelopment Agency Tax Allocation, Series
              2003R, (MBIA Insured, Citigroup Global Market Liquidity
              Facility),
              1.720% 06/15/20**#..........................................        4,300
    7,520   Poway, California Unified School District GO, Series 2004,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.700% 08/01/08**#..........................................        7,520
   15,000   Regents of University of California,
              1.300% 10/12/04.............................................       15,000
   14,000   Regents of University of California,
              1.120% 10/14/04.............................................       14,000
    3,000   Regents of University of California,
              1.200% 12/06/04.............................................        3,000
   12,600   Riverside County, California Housing Authority Multi-Family
              Housing Revenue, Series 1998A, AMT, (FHLMC Insured),
              1.730% 01/15/29**...........................................       12,600
    1,600   Riverside, California Electric Revenue, Series 1998, (AMBAC
              Insured, JP Morgan Chase Liquidity Facility),
              1.710% 10/01/11**#..........................................        1,600
    5,970   Rowland, California Unified School District GO, Series 2003,
              (FSA Insured, Citigroup Global Markets Liquidity Facility),
              1.720% 08/01/22**#..........................................        5,970
    3,750   Sacramento County, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Sun Valley Apartments Project)
              Series 2001F, AMT, (FNMA Liquidity Facility),
              1.720% 02/15/31**...........................................        3,750
   12,000   Sacramento County, California Housing Authority, Multi-Family
              Housing Revenue Refunding, (Pointe Natomas Apartments
              Project) Series 2001E,
              1.680% 02/15/31**...........................................       12,000
   10,200   Sacramento County, California Multi-Family Housing Revenue
              Refunding, (Woodbridge Apartments Project) Series 2004B,
              (FNMA Liquidity Facility),
              1.680% 06/15/34**...........................................       10,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $ 15,550   San Bernardino County, California Certificates of
              Participation, (Medical Center Financing Project) Series
              1998, (MBIA Insured, Landesbank Hessen Thueringen SBPA),
              1.630% 08/01/26**...........................................   $   15,550
    3,030   San Bernardino County, California Housing Authority
              Multi-Family Housing Revenue Refunding, (Arrowview Park
              Apartments Project) Series 1992A, (Redlands Federal Bank
              LOC, FHLB LOC),
              1.680% 09/01/22**...........................................        3,030
    3,580   San Bernardino County, California Housing Authority
              Multi-Family Housing Revenue, (Indian Knoll Apartments
              Project) Series 1985A, (FNMA Insured),
              1.730% 06/01/05**...........................................        3,580
    3,500   San Bernardino County, California Housing Authority,
              Multi-Family Housing Revenue, (Reche Canyon Apartments
              Project) Series 1985B, (FNMA Insured),
              1.710% 06/01/05**...........................................        3,500
    8,840   San Diego, California Housing Authority, Multi-Family Housing
              Revenue, (La Cima Ltd. Project) Series 1985K,
              1.700% 12/01/22**...........................................        8,840
   20,160   San Diego, California Regional Airport Authority, Series B,
              1.170% 10/04/04.............................................       20,160
    5,200   San Francisco City and County, California Multi-Family Housing
              Revenue, (8th and Howard Family Apartments) Series 2000B,
              AMT, (Citibank, N.A. LOC),
              1.600% 12/01/34**...........................................        5,200
   12,700   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992A-1, (Credit Suisse First Boston LOC),
              1.710% 12/01/17**...........................................       12,700
   15,925   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992B-1, (Credit Suisse First Boston LOC),
              1.710% 12/01/17**...........................................       15,925
   16,340   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (Notre Dame Apartments
              Project) Series 2000G, (Citibank, N.A. LOC),
              1.730% 12/01/33**...........................................       16,340

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  7,900   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (South Harbor Project) Series
              1986, (Credit Local De France LOC),
              1.700% 12/01/16**...........................................   $    7,900
    3,000   San Francisco City and County, California Redevelopment Multi-
              Family Housing Revenue Refunding, (Fillmore Center Project)
              Series 1992, AMT, (Credit Suisse LOC, 1st Boston Bank LOC),
              1.720% 12/01/17**...........................................        3,000
    7,500   San Francisco County Transportation Authority, Series A,
              (Landesbank Baden-Wurttemberg Liquidity Facility),
              1.340% 11/15/04.............................................        7,500
    7,500   San Francisco County Transportation Authority, Series A,
              (Landesbank Baden-Wurttemberg NY Liquidity Facility),
              1.110% 10/08/04.............................................        7,500
    7,500   San Francisco County Transportation Authority, Series B,
              (Landesbank Baden-Wurttemberg NY Liquidity Facility),
              1.150% 11/15/04.............................................        7,500
    4,400   San Gabriel Valley Council of Governments Alameda Corridor -
              East Construction Project, GAN,
              1.090% 10/05/04.............................................        4,400
    9,100   San Joaquin County Transportation Authority Sales Tax Revenue,
              1.350% 10/18/04.............................................        9,100
    5,771   San Jose, California Financing Authority Lease Revenue, (State
              Street Bank & Trust LOC, California State Teachers
              Retirement System LOC),
              1.020% 10/04/04.............................................        5,771
    6,535   San Jose, California Financing Authority Lease Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.700% 06/01/10**#..........................................        6,535
    3,780   San Jose, California Financing Authority, Tax Exempt Lease
              Revenue Commercial Paper Notes, (State Street Bank & Trust
              LOC, California Teachers Retirement System LOC),
              1.080% 10/04/04.............................................        3,780
   11,500   San Jose, California Multi-Family Housing Revenue, (Pollard
              Plaza Apartments Project) Series 2002D, AMT, (FHLMC
              Liquidity Facility),
              1.750% 08/01/35**...........................................       11,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
  $ 6,594   San Jose, California Multi-Family Housing Revenue, (Sunset
              Square Apartments Project) Series 2002E,
              1.760% 06/01/34**...........................................   $    6,594
   15,290   San Jose, California Multi-Family Housing Revenue, (Turnleaf
              Apartments Project) Series 2003A, AMT, (FHLMC Liquidity
              Facility),
              1.750% 06/01/36**...........................................       15,290
    3,700   San Jose, California Multi-Family Housing Revenue, Series
              1990, (Wells Fargo and Company LOC),
              1.730% 02/01/20**...........................................        3,700
    4,375   Santa Rosa, California High School District, GO, Series 2004,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.700% 08/01/11**#..........................................        4,375
      500   Saratoga, California Unified School District Certificates of
              Participation, (School Facility Bridge Funding) Series 2001,
              (FSA Insured, First Union National Bank SBPA),
              1.700% 09/01/26**...........................................          500
   15,500   Simi Valley, California Community Development Agency
              Multi-Family Housing Revenue, Series 1985A, (FHLMC
              Collateral Agreement),
              1.650% 05/01/10**...........................................       15,500
    1,650   Southeast California Resource Recovery Facility Authority
              Lease Revenue, Series 2003B, (AMBAC Insured),
              2.000% 12/01/04.............................................        1,653
   15,000   Southern California Home Financing Authority, Single Family
              Revenue, Series 2004B, AMT, (Banque Nationale de Paris
              Liquidity Facility),
              1.450% 02/01/34.............................................       15,000
   15,980   Southern California Home Financing Authority, Single Family
              Revenue, Series 2004B, AMT, (Banque Nationale de Paris
              Liquidity Facility),
              1.690% 02/01/35**...........................................       15,980
    4,930   Southern California Public Power Authority, Power Project
              Revenue, Series 2003, (AMBAC Insured, Merrill Lynch Capital
              Services SBPA),
              1.700% 07/01/11**#..........................................        4,930
    9,100   Sweetwater, California Unified High School District
              Certificates of Participation, Series 2001, (FSA Insured,
              First Union National Bank SBPA),
              1.700% 06/01/13**...........................................        9,100

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
 $  9,000   Tahoe Forest, California Hospital District Revenue, Series
              2002, (US Bank N.A. LOC),
              1.700% 07/01/33**...........................................   $    9,000
    7,000   Transmission Agency of Northern California, (California-Oregon
              Transmission Project),
              1.190% 12/01/04.............................................        7,000
    7,655   University of California Revenue, Series 2003, (FSA Insured,
              Merrill Lynch Capital Services SPA),
              1.700% 09/01/09**#..........................................        7,655
    2,600   Vallecitos, California Water District Water Revenue
              Certificates of Participation, (Oaks Reservoir Project)
              Series 1998, (Credit Local de France LOC),
              1.720% 07/01/30**...........................................        2,600
    8,000   Vallejo, California Certificates of Participation, (Capital
              Improvement Project) Series 2003, (Union Bank of CA, N.A.
              LOC, California State Teachers Retirement LOC),
              1.760% 12/01/23**...........................................        8,000
    7,845   Vallejo, California Water Revenue, Series 2001A, (KBC Bank NV
              LOC),
              1.830% 06/01/31**...........................................        7,845
    3,000   Ventura County, California Public Financing Authority, Lease
              Revenue,
              1.340% 11/15/04.............................................        3,000
    5,990   West Contra Costa, California Unified School District GO,
              Series 2004, (FGIC Insured, Merrill Lynch Capital Services
              SBPA),
              1.700% 08/01/24**#..........................................        5,990
                                                                             ----------
                                                                              1,780,525
                                                                             ----------
            GUAM -- 0.9%
   16,500   Guam Power Authority,
              1.200% 10/15/04.............................................       16,500
                                                                             ----------
            PUERTO RICO -- 3.3%
    7,000   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank
              of New York Liquidity Facility),
              1.350% 07/01/27**@@.........................................        7,000
   16,135   Puerto Rico Commonwealth Highway and Transportation Authority
              Revenue, Series 1999, (AMBAC Insured, Merrill Lynch
              Liquidity Facility),
              1.680% 01/01/19**...........................................       16,135
    9,725   Puerto Rico Infrastructure Financing Authority,
              1.720% 10/01/34**#..........................................        9,725
    9,000   Puerto Rico Infrastructure Financing Authority,
              1.720% 10/01/34**#..........................................        9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
  $14,275   Puerto Rico Public Buildings Authority Revenue, Series 2004,
              (FGIC Insured, Merrill Lynch Capital Services SBPA)
              1.680% 01/01/13**#..........................................   $   14,275
    5,085   Puerto Rico Public Financing Corporation, Series 2004,
              (Citibank N.A. Liquidity Facility),
              1.720% 08/01/30**...........................................        5,085
                                                                             ----------
                                                                                 61,220
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,858,245)...........................................    1,858,245
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,858,245*)................................      99.8%   1,858,245
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.2%       3,764
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,862,009
                                                                             ==========

---------------

 *Federal income tax information (see Note 8).

 **
  Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@
  Restricted security (see Note 6).

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2004 (as a percentage of net assets):

Education                                           11.40%
Housing                                             21.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.7%
            NEW YORK -- 90.0%
 $  2,765   Albany, New York Industrial Development Agency Civic Facility
              Revenue, (Daughters of Sarah Housing Project) Series 2001A,
              (Troy Savings Bank LOC, Keybank N.A. LOC),
              1.740% 03/01/31**...........................................   $ 2,765
      100   Buffalo, Fort Erie, New York, Public Bridge Authority Toll
              Bridge Systems Revenue, Series 1995, (MBIA Insured),
              6.000% 01/01/05.............................................       101
    3,100   East Farmingdale Volunteer Fire Company Income New York
              Revenue, (Volunteer Fire Department Project), Series 2002,
              (Citibank N.A. LOC),
              1.690% 11/01/22**...........................................     3,100
      355   Erie County, New York GO, Series 1998, (FGIC Insured), 5.000%
              11/01/04....................................................       356
      850   Erie County, New York Industrial Development Agency Civic
              Facilities Revenue, (DePaul Community Facilities, Inc.
              Project) Series 1996, (Key Bank of New York, N.A. LOC),
              1.750% 11/01/16**#..........................................       850
      200   Forest City, New Rochelle, New York, Revenue Certificate,
              Series 2003, (JP Morgan Chase Bank LOC),
              1.800% 06/01/11**#..........................................       200
    1,015   Hempstead Town, New York GO, Series 2004, (MBIA Insured),
              3.000% 02/01/05.............................................     1,021
    1,800   Hempstead, New York Industrial Development Agency, IDR
              Refunding, (Trigen-Nassau Energy Corporation Project) Series
              1998, AMT, (Societe Generale LOC),
              1.710% 09/15/15**...........................................     1,800
      500   Jay Street Development Corporation New York, Certificate
              Facility Lease Revenue, Series 2003, (DEPFA Bank LOC),
              1.640% 05/01/22**...........................................       500
    1,000   Jay Street Development Corporation New York, Certificate
              Facility Lease Revenue, Series 2003A-3, (DEPFA Bank LOC),
              1.680% 05/01/22**...........................................     1,000
    1,100   Long Island, New York Power Authority, Electric Systems
              Revenue, Series 1998-2A, (Westdeutsche Landesbank
              Girozentrale LOC, State Street Bank & Trust Company LOC),
              1.720% 05/01/33**...........................................     1,100
    1,400   Long Island, New York Power Authority, Electric Systems
              Revenue, Series 1998-2B, (Bayerische Landesbank LOC),
              1.730% 05/01/33**...........................................     1,400

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $    160   Manhasset, New York Unified Free School District GO, Series
              2004,
              (FGIC Insured, State Aid Withholding),
              3.250% 09/15/05.............................................   $   163
    1,500   Metropolitan Transitional Authority New York Revenue, Series
              2002,
              (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.150% 05/15/10**@@.........................................     1,495
      800   Metropolitan Transitional Authority New York Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.720% 11/15/10**#..........................................       800
    2,000   Metropolitan Transportation Authority BAN, Series 1B,
              1.350% 11/10/04.............................................     2,000
    2,000   Metropolitan Transportation Authority, Transportation Revenue
              BAN, Series 1A,
              1.100% 10/01/04.............................................     2,000
      400   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (St. Ann's Home For Aged Project) Series
              2000,
              (HSBC Bank USA LOC),
              1.650% 07/01/30**...........................................       400
    2,400   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (St. Anns Home Company Project) Series
              2000,
              (HSBC Bank USA LOC),
              1.650% 07/01/30**...........................................     2,400
    1,500   New York City Municipal Water,
              1.250% 10/06/04.............................................     1,500
    1,600   New York City Municipal Water,
              1.180% 10/28/04.............................................     1,600
       50   New York State Dormitory Authority Revenue Insured, (Barnard
              College Project) Series 1996, (AMBAC Insured),
              5.000% 07/01/05.............................................        51
      805   New York State Dormitory Authority Revenue, (School District
              Financing Project) Series 2002-D, (MBIA Insured, State Aid
              Withholding),
              4.000% 10/01/04.............................................       805
    1,700   New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC),
              1.580% 03/15/30**...........................................     1,700
    1,400   New York State Housing Finance Agency Revenue, (North End
              Avenue Housing Project) Series 2004A, (Landesbank
              Hessen-Thuringen LOC),
              1.680% 11/01/37**...........................................     1,400
      450   New York State Housing Finance Agency Revenue, (South Cove
              Plaza Project), Series 1999A, (FHLMC LOC),
              1.750% 11/01/30**...........................................       450

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $    800   New York State Housing Finance Agency Revenue, Series 2002-A,
              AMT, (Keybank N.A. LOC),
              1.670% 11/01/35**...........................................   $   800
    1,500   New York State Local Government Assistance Corporation
              Revenue, Series 1995B, (Societe Generale LOC),
              1.680% 04/01/25**...........................................     1,500
      500   New York State Local Government Assistance Corporation, Series
              1998A, (FGIC Insured, GO of Corporation),
              4.250% 04/01/05.............................................       508
    1,000   New York State Power Authority Revenue GO, Series 1985, (Dexia
              Credit Local Liquidity Facility),
              1.350% 03/01/07.............................................     1,000
    2,000   New York State Power Authority, Series 1,
              1.340% 11/15/04.............................................     2,000
    2,000   New York State Power Authority, Series 1,
              1.200% 12/01/04.............................................     2,000
      200   New York State Power Authority, Series 2,
              1.350% 10/19/04.............................................       200
       10   New York State Project Finance Agency, Series 1993-A, (FSA
              Insured),
              4.750% 11/01/04.............................................        10
      500   New York State Tollway Authority Highway and Bridge Funding,
              Series 2002-B, (MBIA Insured),
              6.000% 04/01/05.............................................       512
      150   New York State Tollway Authority Highway and Bridge Traffic
              Fund,
              Series 2000A, (FSA Insured),
              4.900% 04/01/05.............................................       153
      500   New York State Tollway Authority Second General Highway and
              Bridge Trust Fund, Series 2004, (AMBAC Insured, Merrill
              Lynch Capital Services SBPA),
              1.710% 04/01/12**...........................................       500
      100   New York State Urban Development Corporation Revenue
              Refunding, Series 1994, (AMBAC-TCRS Insured),
              5.300% 01/01/05.............................................       101
      500   New York State, Housing Finance Agency Revenue, (Chelsea
              Apartments Project) Series 2003A, AMT, (FNMA Liquidity
              Facility),
              1.750% 11/15/36**...........................................       500
      150   New York, New York City Housing Development Corporation,
              Multi-Family Rent Housing Revenue, Series 2001A,
              1.700% 11/15/31**...........................................       150
    1,200   New York, New York City Housing Development Corporation,
              Multi-Family Revenue, (Atlantic Court Apartments Project)
              Series 2003A,
              (HSBC Bank U.S.A. Loc),
              1.700% 12/01/36**...........................................     1,200

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  1,200   New York, New York City Housing Development Corporation,
              Multi-Family Revenue, Series 2003, (HSBC Bank USA LOC),
              1.700% 12/01/36**...........................................   $ 1,200
      420   New York, New York City Industrial Development Civic Facility
              Revenue, (USTA National Tennis Center Project) Series 1994,
              (FSA Insured),
              6.100% 11/15/04.............................................       422
      800   New York, New York City Transitional Finance Authority, Series
              2002-1A, (Landesbank Hessen-Thuringen Liquidity Facility),
              1.690% 11/01/22**...........................................       800
      995   New York, New York City Transitional Finance Authority, Series
              2003, (Citigroup Global Market Liquidity Facility),
              1.710% 08/01/20**#..........................................       995
    1,900   New York, New York City Transitional Finance Authority, Series
              2003, (MBIA-IBC Insured, Lloyds TSB Bank PLC SBPA),
              1.670% 11/01/08**@@.........................................     1,900
      175   New York, New York GO Prerefunded, Series 1995F,
              6.625% 02/15/25.............................................       180
      300   New York, New York GO, Series 1994,
              1.690% 08/15/24**...........................................       300
    1,040   New York, New York GO, Series 2002C-2, (Bayerische Landesbank
              LOC),
              1.690% 08/01/20**...........................................     1,040
      250   New York, New York GO, Series 2003A, (Bank of Nova Scotia
              LOC),
              1.700% 08/01/31**...........................................       250
      125   Norwich, New York City School District GO, Series 2000, (FSA
              Insured, State Aid Withholding),
              4.625% 06/15/05.............................................       127
      325   Oneida County, New York Industrial Development Agency Revenue,
              (Hamilton College Civic Facility Project) Series 2002, (MBIA
              Insured, Bank
              of New York SBPA),
              1.650% 09/15/32**...........................................       325
      590   Orange County, New York Industrial Development Agency, Life
              Care Community Revenue, (The Glen Arden Incorporated
              Project) Series 1994,
              8.875% 01/01/25.............................................       613
    2,000   Port Authority New York and New Jersey, Series 1995, (FGIC
              Insured, Go of Authority),
              7.000% 11/01/04.............................................     2,010
      100   Spencerport, New York GO, Central School District, Series
              1997, (FSA Insured, State Aid Withholding),
              5.000% 11/15/04.............................................       100

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  3,900   Syracuse, New York Industrial Development Agency, IDR, (Byrne
              Dairy Income Facility Project) Series 1988, AMT, (Chase
              Manhattan Bank LOC),
              1.760% 08/01/08**...........................................   $ 3,901
    1,500   Syracuse, New York RAN, Series 2004D, (Bank of New York LOC),
              2.750% 06/30/05.............................................     1,512
      100   Triborough Bridge and Tunnel Authority New York Revenue
              Refunding, Series 2002, (GO of Authority),
              2.000% 11/15/04.............................................       100
                                                                             -------
                                                                              57,866
                                                                             -------
            GUAM -- 5.4%
    3,500   Guam Power Authority,
              1.200% 10/15/04.............................................     3,501
                                                                             -------
            PUERTO RICO -- 4.3%
    1,500   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank
              of New York Liquidity Facility),
              1.350% 07/01/27**@@.........................................     1,500
      870   Puerto Rico Commonwealth Highway and Transportation Authority
              Revenue, Series 1999, (AMBAC Insured, Merrill Lynch
              Liquidity Facility),
              1.680% 01/01/19**...........................................       870

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $    400   Puerto Rico Electric Power Authority Power Revenue Refunding,
              Series 1995W, (MBIA Insured),
              6.500% 07/01/05.............................................   $   414
                                                                             -------
                                                                               2,784
                                                                             -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $64,151)....................................              64,151
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $64,151*)...................................      99.7%   64,151
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.3%      177
                                                                             -------
            NET ASSETS..........................................     100.0%  $64,328
                                                                             =======

---------------

 *Federal income tax information (see Note 8).

 **
  Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@
  Restricted security (see Note 6).

Nations New York Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2004 (as a percentage of net assets):

Utility                                           17.73%
Transportation                                    16.35%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance Corporation
AMBAC-TCRS       American Municipal Bond Assurance
                   Corporation -- Transferable Custodial
                   Receipts
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
FGIC             Financial Guaranty Insurance Corporation
FFCB             Federal Farm Credit Bank
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FNMA COLL        Federal National Mortgage Association
                   collateral
FSA              Financial Security Assurance
GAN              Grant Anticipation Note
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loans
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
MTN              Medium Term Notes
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
RAN              Revenue Anticipation Note
SLMA             Student Loan Marketing Association
SBPA             Standby Bond Purchase Agreement
TAN              Tax Anticipation Note
TRAN             Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

                      [This page intentionally left blank]

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                                        MONEY
                                                                  CASH                 MARKET               TREASURY
                                                                RESERVES              RESERVES              RESERVES
                                                            -------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Investments, at cost......................................  $      54,371,395     $       9,129,485     $       9,239,852
                                                            -----------------     -----------------     -----------------
Investments, at value.....................................         54,371,395             9,129,485             2,924,285
Repurchase agreements, at value...........................                 --                    --             6,315,567
Cash......................................................                 --                    --                    --
Interest receivable.......................................             73,366                12,023                15,351
Receivable from administrator.............................                 --                    --                    --
Receivable from distributor...............................                 --                    --                    --
                                                            -----------------     -----------------     -----------------
    Total assets..........................................         54,444,761             9,141,508             9,255,203
                                                            -----------------     -----------------     -----------------
LIABILITIES:
Payable for Fund shares redeemed..........................                (23)                   (2)                   --
Investment advisory fee payable...........................             (5,295)                 (905)                 (895)
Administration fee payable................................             (2,865)                 (469)                 (452)
Shareholder servicing and distribution fees payable.......             (8,418)                 (559)               (1,423)
Due to custodian..........................................                (22)                   --                    --
Distributions payable.....................................            (23,394)               (3,217)               (4,573)
Payable for investment securities purchased...............           (765,037)             (132,949)                   --
Accrued Trustees' fees and expenses.......................               (408)                  (68)                 (280)
Accrued expenses and other liabilities....................             (2,911)                 (557)                  (75)
                                                            -----------------     -----------------     -----------------
    Total liabilities.....................................           (808,373)             (138,726)               (7,698)
                                                            -----------------     -----------------     -----------------
NET ASSETS................................................  $      53,636,388     $       9,002,782     $       9,247,505
                                                            =================     =================     =================
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in
  excess of net investment income)........................  $              (2)    $             164     $              46
Accumulated net realized gain/(loss) on investments.......             (2,639)                 (583)                 (120)
Paid-in capital...........................................         53,639,029             9,003,201             9,247,579
                                                            -----------------     -----------------     -----------------
NET ASSETS................................................  $      53,636,388     $       9,002,782     $       9,247,505
                                                            =================     =================     =================
CAPITAL CLASS SHARES:
Net assets................................................  $  22,475,110,890     $   5,062,016,803     $   1,998,809,685
Number of shares outstanding..............................     22,476,837,693         5,062,346,744         1,999,159,878
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
TRUST CLASS SHARES:
Net assets................................................  $   3,383,777,465     $       4,699,576     $     822,777,209
Number of shares outstanding..............................      3,384,137,622             4,698,561           823,157,126
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
LIQUIDITY CLASS SHARES:
Net assets................................................  $   1,103,075,816     $     437,814,000     $     372,687,349
Number of shares outstanding..............................      1,103,057,858           437,768,653           372,663,107
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MONEY MARKET FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)


                                                                   CALIFORNIA         NEW YORK
       GOVERNMENT           MUNICIPAL          TAX-EXEMPT          TAX-EXEMPT        TAX-EXEMPT
        RESERVES            RESERVES            RESERVES            RESERVES          RESERVES
-------------------------------------------------------------------------------------------------


    $       3,699,920   $       5,093,169   $       2,748,797   $      1,858,245   $       64,151
    -----------------   -----------------   -----------------   ----------------   --------------
            3,699,920           5,093,169           2,748,797          1,858,245           64,151
                   --                  --                  --                 --               --
                   --                  34                  62                 --               25
                6,706              11,320               5,901              4,485              270
                   --                  --                  --                 --               14
                   --                  --                  --                 88               --
    -----------------   -----------------   -----------------   ----------------   --------------
            3,706,626           5,104,523           2,754,760          1,862,818           64,460
    -----------------   -----------------   -----------------   ----------------   --------------

               (3,000)                 --              (3,886)                --               --
                 (368)               (538)               (292)              (189)              (9)
                 (184)               (262)               (127)               (88)              --
                 (526)               (495)               (212)                --               (7)
                   --                  --                  --                (60)              --
                 (881)             (1,564)             (2,233)              (257)             (15)
                   --             (26,580)             (5,040)                --               --
                 (121)                (68)               (130)               (57)             (20)
                 (187)               (106)               (240)              (158)             (81)
    -----------------   -----------------   -----------------   ----------------   --------------
               (5,267)            (29,613)            (12,160)              (809)            (132)
    -----------------   -----------------   -----------------   ----------------   --------------
    $       3,701,359   $       5,074,910   $       2,742,600   $      1,862,009   $       64,328
    =================   =================   =================   ================   ==============


    $             262   $             135   $              92   $             74   $            2
                 (105)                 65                 (24)                28                9
            3,701,202           5,074,710           2,742,532          1,861,907           64,317
    -----------------   -----------------   -----------------   ----------------   --------------
    $       3,701,359   $       5,074,910   $       2,742,600   $      1,862,009   $       64,328
    =================   =================   =================   ================   ==============

    $   1,198,772,200   $   2,841,892,929   $     615,192,130   $    100,853,490   $      983,279
        1,198,565,815       2,841,838,607         615,190,789        100,854,472          982,305
    $            1.00   $            1.00   $            1.00   $           1.00   $         1.00

    $     282,777,327   $     418,391,890   $   1,916,183,949   $    294,575,763   $   14,179,089
          282,730,247         418,333,645       1,916,570,250        294,579,844       14,174,623
    $            1.00   $            1.00   $            1.00   $           1.00   $         1.00

    $     418,064,183   $     273,087,244   $       5,075,572   $        155,235   $           --
          418,014,348         273,050,908           5,075,525            155,206               --
    $            1.00   $            1.00   $            1.00   $           1.00   $           --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)


September 30, 2004

                                                                                        MONEY
                                                                  CASH                 MARKET               TREASURY
                                                                RESERVES              RESERVES              RESERVES
                                                            -------------------------------------------------------------
ADVISER CLASS SHARES:
Net assets................................................  $  11,552,238,767     $   1,554,656,877     $   4,054,934,076
Number of shares outstanding..............................     11,552,975,842         1,554,682,902         4,055,413,892
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
INVESTOR CLASS SHARES:
Net assets................................................  $   1,988,351,114     $      91,577,139     $     401,507,190
Number of shares outstanding..............................      1,989,039,217            91,563,699           401,791,299
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
MARKET CLASS SHARES:
Net assets................................................  $          72,895     $              --     $              --
Number of shares outstanding..............................             72,895                    --                    --
Net asset value and redemption price per share............  $            1.00     $              --     $              --
DAILY CLASS SHARES:
Net assets................................................  $   8,148,930,170     $       3,514,638     $     249,053,934
Number of shares outstanding..............................      8,149,310,185             3,513,245           249,226,463
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
SERVICE CLASS SHARES:
Net assets................................................  $              --     $     105,955,205     $              --
Number of shares outstanding..............................                 --           105,956,593                    --
Net asset value and redemption price per share............  $              --     $            1.00     $              --
INVESTOR A CLASS SHARES:
Net assets................................................  $     266,529,228     $              --     $     806,005,538
Number of shares outstanding..............................        266,612,884                    --           806,573,797
Net asset value and redemption price per share............  $            1.00     $              --     $            1.00
INVESTOR B CLASS SHARES:
Net assets................................................  $      29,438,168     $       7,760,073     $         347,848
Number of shares outstanding..............................         29,438,378             7,759,464               347,844
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
INVESTOR C CLASS SHARES:
Net assets................................................  $       3,017,950     $         871,390     $              --
Number of shares outstanding..............................          3,018,007               871,412                    --
Net asset value and redemption price per share............  $            1.00     $            1.00     $              --
INSTITUTIONAL CLASS SHARES:
Net assets................................................  $   4,674,402,404     $   1,733,916,666     $     541,382,255
Number of shares outstanding..............................      4,674,439,404         1,733,975,524           541,385,153
Net asset value and redemption price per share............  $            1.00     $            1.00     $            1.00
MARSICO SHARES:
Net assets................................................  $      11,442,764     $              --     $              --
Number of shares outstanding..............................         11,441,487                    --                    --
Net asset value and redemption price per share............  $            1.00     $              --     $              --

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MONEY MARKET FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)


                                                                              CALIFORNIA               NEW YORK
      GOVERNMENT              MUNICIPAL               TAX-EXEMPT              TAX-EXEMPT              TAX-EXEMPT
       RESERVES                RESERVES                RESERVES                RESERVES                RESERVES
------------------------------------------------------------------------------------------------------------------

    $  790,751,531          $  431,926,709          $   11,200,904          $  444,602,162          $           --
       790,907,829             431,961,341              11,200,889             444,560,177                      --
    $         1.00          $         1.00          $         1.00          $         1.00          $           --

    $  503,157,210          $   93,786,948          $   14,792,790          $  284,083,080          $           --
       503,345,055              93,821,089              14,737,729             284,095,965                      --
    $         1.00          $         1.00          $         1.00          $         1.00          $           --

    $           --          $           --          $           --          $           --          $   11,197,885
                --                      --                      --                      --              11,195,639
    $           --          $           --          $           --          $           --          $         1.00

    $  282,462,171          $  571,206,266          $   37,501,596          $  659,092,084          $           --
       282,403,413             571,134,485              37,387,879             659,085,619                      --
    $         1.00          $         1.00          $         1.00          $         1.00          $           --

    $           --          $           --          $           --          $           --          $           --
                --                      --                      --                      --                      --
    $           --          $           --          $           --          $           --          $           --

    $   15,247,176          $           --          $   42,106,414          $           --          $           --
        15,243,615                      --              42,070,488                      --                      --
    $         1.00          $           --          $         1.00          $           --          $           --

    $      752,313          $       13,138          $           --          $        6,538          $           --
           752,076                  13,131                      --                   6,538                      --
    $         1.00          $         1.00          $           --          $         1.00          $           --

    $           --          $      144,471          $           --          $           --          $           --
                --                 144,391                      --                      --                      --
    $           --          $         1.00          $           --          $           --          $           --

    $  209,375,223          $  444,460,444          $  100,546,840          $   78,640,889          $   37,967,678
       209,350,590             444,443,415             100,547,163              78,640,055              37,962,594
    $         1.00          $         1.00          $         1.00          $         1.00          $         1.00

    $           --          $           --          $           --          $           --          $           --
                --                      --                      --                      --                      --
    $           --          $           --          $           --          $           --          $           --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004


                                                                   CASH           MONEY MARKET         TREASURY
                                                                 RESERVES           RESERVES           RESERVES
                                                              ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $      364,936     $       67,780     $       57,421
                                                              --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................          41,651+             7,963              7,025
Administration fee..........................................          27,767+             5,308              4,683
Transfer agent fees.........................................           1,253                245                199
Custodian fees..............................................           1,576                356                263
Trustees' fees and expenses.................................              14                 14                 14
Registration and filing fees................................              95                 62                 74
Legal and audit fees........................................              87                 53                 57
Printing expense............................................             544                 46                 43
Other.......................................................             758                163                183
                                                              --------------     --------------     --------------
    Subtotal................................................          73,745             14,210             12,541
Shareholder servicing and distribution fees:
  Trust Class Shares........................................           1,798                  5                446
  Institutional Class Shares................................           1,035                305                112
  Liquidity Class Shares....................................           1,610                548                450
  Adviser Class Shares......................................          14,391              1,962              4,806
  Investor Class Shares.....................................           3,788                165                861
  Market Class Shares.......................................              --*                --                 --
  Daily Class Shares........................................          25,590                 11                815
  Service Class Shares......................................              --                336                 --
  Investor A Shares.........................................             634                 --              1,744
  Investor B Shares.........................................             169                 47                  2
  Investor C Shares.........................................              14                  6                 --
  Marsico Shares............................................              22                 --                 --
                                                              --------------     --------------     --------------
    Total expenses..........................................         122,796             17,595             21,777
Fees waived by investment advisor, administrator and/or
  distributor (see Note 3)..................................         (18,847)            (3,846)            (3,361)
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................             (42)                (7)                (1)
                                                              --------------     --------------     --------------
    Net expenses............................................         103,907             13,742             18,415
                                                              --------------     --------------     --------------
NET INVESTMENT INCOME.......................................         261,029             54,038             39,006
                                                              --------------     --------------     --------------
Net realized gain/(loss) on investments.....................          (1,215)              (733)               (55)
                                                              --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      259,814     $       53,305     $       38,951
                                                              ==============     ==============     ==============

---------------

 *Amount represents less than $500.

+ These fees include revenue earned by Banc of America Capital Management, LLC and BACAP Distributors, LLC from investments by affiliated funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MONEY MARKET FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                                                         CALIFORNIA                NEW YORK
      GOVERNMENT       MUNICIPAL        TAX-EXEMPT       TAX-EXEMPT               TAX-EXEMPT
       RESERVES         RESERVES         RESERVES         RESERVES                 RESERVES
------------------------------------------------------------------------------------------------------


    $       25,746   $       28,710   $       16,329   $       11,301           $          413
    --------------   --------------   --------------   --------------           --------------

             3,061            3,676            2,156+           1,511                       53
             2,041            2,450            1,437+           1,007                       35
               111              103              128               50                        3
               163              134               93               63                        4
                14               14               14               14                       14
                66               57               55                7                       --
                50               51               48               53                       55
                37              119               79               66                       34
                63               54               38               28                        2
    --------------   --------------   --------------   --------------           --------------
             5,606            6,658            4,048            2,799                      200

               131              230            1,008              150                        7
                57               88               18               18                        9
               400              304                6                1                       --
             1,192              619               15              569                       --
             1,090              215               35              559                       --
                --               --               --               --                       23
               945            1,781              131            2,101                       --
                --               --               --               --                       --
                51               --              102               --                       --
                 4               --*              --               --*                      --
                --*               2               --               --*                      --
                --               --               --               --                       --
    --------------   --------------   --------------   --------------           --------------
             9,476            9,897            5,363            6,197                      239

            (1,683)          (1,879)          (1,176)            (785)                    (129)

                (3)              --               --               --                       --
    --------------   --------------   --------------   --------------           --------------
             7,790            8,018            4,187            5,412                      110
    --------------   --------------   --------------   --------------           --------------
            17,956           20,692           12,142            5,889                      303
    --------------   --------------   --------------   --------------           --------------
              (124)               2               (2)              32                       --
    --------------   --------------   --------------   --------------           --------------

    $       17,832   $       20,694   $       12,140   $        5,921           $          303
    ==============   ==============   ==============   ==============           ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        CASH RESERVES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $      261,029     $      537,151
Net realized gain/(loss) on investments.....................          (1,215)              (621)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         259,814            536,530
Distributions to shareholders from net investment income:
  Capital Class Shares......................................        (127,741)          (291,496)
  Institutional Class Shares................................         (27,677)           (46,866)
  Trust Class Shares........................................         (18,268)           (40,135)
  Liquidity Class Shares....................................          (6,137)           (12,519)
  Adviser Class Shares......................................         (49,976)           (72,290)
  Investor Class Shares.....................................          (8,236)           (19,690)
  Market Class Shares.......................................              --*           (11,306)
  Daily Class Shares........................................         (21,974)           (39,807)
  Service Class Shares......................................              --               (940)
  Investor A Shares.........................................            (930)            (1,887)
  Investor B Shares.........................................             (40)              (104)
  Investor C Shares.........................................              (4)                (7)
  Marsico Shares............................................             (48)              (120)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................      (5,397,751)       (12,253,850)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................      (5,398,968)       (12,254,487)
NET ASSETS:
Beginning of period.........................................      59,035,356         71,289,843
                                                              --------------     --------------
End of period...............................................  $   53,636,388     $   59,035,356
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $           (2)    $           --
                                                              ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MONEY MARKET FUNDS

         MONEY MARKET RESERVES               TREASURY RESERVES                GOVERNMENT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/04         YEAR ENDED        9/30/04         YEAR ENDED        9/30/04         YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       54,038   $      122,458   $       39,006   $       73,165   $       17,956   $       36,622
              (733)             149              (55)              46             (124)              24
    --------------   --------------   --------------   --------------   --------------   --------------

            53,305          122,607           38,951           73,211           17,832           36,646

           (36,253)         (96,966)         (11,076)         (21,502)          (6,962)         (14,359)
            (8,373)          (7,796)          (2,829)          (5,483)          (1,413)          (2,770)
               (51)          (1,791)          (4,181)          (7,213)          (1,280)          (3,253)
            (2,098)          (3,632)          (1,582)          (3,057)          (1,495)          (2,294)
            (6,761)          (8,225)         (14,934)         (22,555)          (3,813)          (7,121)
              (355)            (450)          (1,627)          (3,662)          (2,163)          (4,262)
                --           (3,356)              --           (3,376)              --           (1,305)
                (9)             (17)            (573)          (2,008)            (733)          (1,132)
              (151)            (201)              --             (346)              --              (33)
                --               --           (2,204)          (3,959)             (66)             (91)
               (11)             (31)              --*              (1)              (1)              (3)
                (1)              (2)              --               --*              --               --
                --               --               --               --               --               --

        (3,415,800)      (1,029,071)           8,305       (2,188,059)        (880,410)         148,088
    --------------   --------------   --------------   --------------   --------------   --------------
        (3,416,558)      (1,028,931)           8,250       (2,188,010)        (880,504)         148,111

        12,419,340       13,448,271        9,239,255       11,427,265        4,581,863        4,433,752
    --------------   --------------   --------------   --------------   --------------   --------------
    $    9,002,782   $   12,419,340   $    9,247,505   $    9,239,255   $    3,701,359   $    4,581,863
    ==============   ==============   ==============   ==============   ==============   ==============

    $          164   $          189   $           46   $           46   $          262   $          232
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 MUNICIPAL RESERVES
                                                                                          ---------------------------------
                                                                                            SIX MONTHS
                                                                                              ENDED
                                                                                             9/30/04           YEAR ENDED
                                                                                           (UNAUDITED)          3/31/04
                                                                                          ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)............................................................  $       20,692     $       28,371
Net realized gain/(loss) on investments.................................................               2                130
                                                                                          --------------     --------------
Net increase/(decrease) in net assets resulting from operations.........................          20,694             28,501
Distributions to shareholders from net investment income:
  Capital Class Shares..................................................................         (12,453)           (14,719)
  Institutional Class Shares+...........................................................          (2,052)            (3,346)
  Trust Class Shares....................................................................          (1,984)            (3,887)
  Liquidity Class Shares................................................................          (1,000)            (1,087)
  Adviser Class Shares+.................................................................          (1,752)            (2,477)
  Investor Class Shares.................................................................            (374)              (703)
  Market Class Shares+..................................................................              --               (397)
  Daily Class Shares....................................................................          (1,073)            (1,737)
  Service Class Shares..................................................................              --                (14)
  Investor A Shares.....................................................................              --                 --
  Investor B Shares.....................................................................              --*                --*
  Investor C Shares++...................................................................              --*                (5)
Net increase/(decrease) in net assets from shares of beneficial interest transactions...         718,734          1,078,199
                                                                                          --------------     --------------
Net increase/(decrease) in net assets...................................................         718,740          1,078,328
NET ASSETS:
Beginning of period.....................................................................       4,356,170          3,277,842
                                                                                          --------------     --------------
End of period...........................................................................  $    5,074,910     $    4,356,170
                                                                                          ==============     ==============
Undistributed net investment income at end of period....................................  $          135     $          131
                                                                                          ==============     ==============

---------------

 * Amount represents less than $500.

 + New York Tax-Exempt Reserves' Adviser Class, Institutional Class and Market
   Class Shares re-commenced operations on April 14, 2003, August 25, 2003 and August 25, 2003, respectively.

++ California Tax-Exempt Reserves' Investor C Shares commenced operations on
   August 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS

          TAX-EXEMPT RESERVES         CALIFORNIA TAX-EXEMPT RESERVES              NEW YORK TAX-EXEMPT RESERVES
    -------------------------------   -------------------------------   -------------------------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/04         YEAR ENDED        9/30/04         YEAR ENDED        9/30/04                  YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)                 3/31/04
-------------------------------------------------------------------------------------------------------------------------

    $       12,142   $       22,084   $        5,889   $       10,744   $          303            $          380
                (2)             (10)              32               (3)              --                        10
    --------------   --------------   --------------   --------------   --------------            --------------
            12,140           22,074            5,921           10,741              303                       390

            (3,026)          (4,048)            (677)          (1,258)              (7)                      (45)
              (405)            (566)            (397)            (380)            (205)                     (191)
            (8,413)         (16,452)          (1,242)          (2,790)             (65)                     (102)
               (19)             (57)              (3)             (15)              --                        --
               (41)             (55)          (1,534)          (2,591)              --                        (9)
               (58)            (415)            (908)          (1,669)              --                        --
                --               --               --               --              (26)                      (33)
               (71)            (148)          (1,128)          (2,041)              --                        --
                --             (342)              --               --               --                        --
              (109)              --               --               --               --                        --
                --               --               --*              --*              --                        --
                --               --               --*              --*              --                        --
           (35,245)        (233,616)        (301,524)        (103,098)         (14,657)                   52,471
    --------------   --------------   --------------   --------------   --------------            --------------
           (35,247)        (233,625)        (301,492)        (103,101)         (14,657)                   52,481

         2,777,847        3,011,472        2,163,501        2,266,602           78,985                    26,504
    --------------   --------------   --------------   --------------   --------------            --------------
    $    2,742,600   $    2,777,847   $    1,862,009   $    2,163,501   $       64,328            $       78,985
    ==============   ==============   ==============   ==============   ==============            ==============
    $           92   $           92   $           74   $           74   $            2            $            2
    ==============   ==============   ==============   ==============   ==============            ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                                         CASH RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 62,281,564       $ 206,816,532
 Issued as reinvestment of dividends........................           67,754             156,008
 Redeemed...................................................      (64,641,658)       (215,288,442)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $ (2,292,340)      $  (8,315,902)
                                                                 ============       =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  6,836,965       $  17,296,638
 Issued as reinvestment of dividends........................           25,299              41,505
 Redeemed...................................................       (7,538,552)        (16,528,656)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (676,288)      $     809,487
                                                                 ============       =============
TRUST CLASS SHARES:
 Sold.......................................................     $  2,503,759       $  14,516,326
 Issued as reinvestment of dividends........................              438                 981
 Redeemed...................................................       (3,200,893)        (15,442,551)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (696,696)      $    (925,244)
                                                                 ============       =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  1,720,358       $   4,113,327
 Issued as reinvestment of dividends........................            5,837              11,638
 Redeemed...................................................       (1,966,510)         (4,353,675)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (240,315)      $    (228,710)
                                                                 ============       =============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 20,138,119       $  42,387,776
 Issued as reinvestment of dividends........................           12,326              24,266
 Redeemed...................................................      (20,691,266)        (37,153,479)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (540,821)      $   5,258,563
                                                                 ============       =============
INVESTOR CLASS SHARES:
 Sold.......................................................     $  1,674,990       $   3,848,282
 Issued as reinvestment of dividends........................            7,427              17,815
 Redeemed...................................................       (2,015,387)         (5,166,110)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (332,970)      $  (1,300,013)
                                                                 ============       =============
MARKET CLASS SHARES:
 Sold.......................................................     $         71       $   2,794,797
 Issued as reinvestment of dividends........................                -**                22
 Redeemed...................................................              (30)         (6,568,687)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $         41       $  (3,773,868)
                                                                 ============       =============
DAILY CLASS SHARES:
 Sold.......................................................     $  2,525,290       $  12,299,532
 Issued as reinvestment of dividends........................           21,973              37,884
 Redeemed...................................................       (3,144,797)        (15,226,607)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $   (597,534)      $  (2,889,191)
                                                                 ============       =============
SERVICE CLASS SHARES:+
 Sold.......................................................     $         --       $   1,602,658
 Issued as reinvestment of dividends........................               --                  98
 Redeemed...................................................               --          (2,364,554)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $         --       $    (761,798)
                                                                 ============       =============
INVESTOR A SHARES:
 Sold.......................................................     $     32,158       $     176,067
 Issued as reinvestment of dividends........................              911               1,848
 Redeemed...................................................          (51,791)           (271,036)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $    (18,722)      $     (93,121)
                                                                 ============       =============
INVESTOR B SHARES:
 Sold.......................................................     $      8,356       $       9,174
 Issued as reinvestment of dividends........................               36                  92
 Redeemed...................................................           (9,507)            (33,205)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $     (1,115)      $     (23,939)
                                                                 ============       =============
INVESTOR C SHARES:
 Sold.......................................................     $      3,610       $       3,189
 Issued as reinvestment of dividends........................                3                   6
 Redeemed...................................................           (2,103)             (6,498)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $      1,510       $      (3,303)
                                                                 ============       =============
MARSICO SHARES:
 Sold.......................................................     $      3,406       $      34,214
 Issued as reinvestment of dividends........................               54                 112
 Redeemed...................................................           (5,961)            (41,137)
                                                                 ------------       -------------
 Net increase/(decrease)....................................     $     (2,501)      $      (6,811)
                                                                 ============       =============
 Total net increase/(decrease)..............................     $ (5,397,751)      $ (12,253,850)
                                                                 ============       =============

---------------

 *
 Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**
 Amount represents less than 500 shares and/or $500, as applicable.
+Cash Reserves Service Class Shares were fully redeemed on October 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS MONEY MARKET FUNDS

                                                                     MONEY MARKET RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 21,493,736        $ 54,073,187
 Issued as reinvestment of dividends........................           17,544              41,652
 Redeemed...................................................      (25,512,852)        (55,143,790)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $ (4,001,572)       $ (1,028,951)
                                                                 ============        ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  2,964,018        $  4,400,821
 Issued as reinvestment of dividends........................            8,321               7,288
 Redeemed...................................................       (2,175,787)         (4,191,670)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $    796,552        $    216,439
                                                                 ============        ============
TRUST CLASS SHARES:
 Sold.......................................................     $     46,117        $    802,416
 Issued as reinvestment of dividends........................                6                   9
 Redeemed...................................................          (50,787)           (853,509)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     (4,664)       $    (51,084)
                                                                 ============        ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  1,332,964        $  1,841,629
 Issued as reinvestment of dividends........................            2,035               3,479
 Redeemed...................................................       (1,334,522)         (1,905,081)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $        477        $    (59,973)
                                                                 ============        ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  2,871,809        $  6,461,623
 Issued as reinvestment of dividends........................              960               2,062
 Redeemed...................................................       (3,109,608)         (5,312,452)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $   (236,839)       $  1,151,233
                                                                 ============        ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $     13,017        $     70,336
 Issued as reinvestment of dividends........................               --**                 2
 Redeemed...................................................          (11,428)            (41,497)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $      1,589        $     28,841
                                                                 ============        ============
MARKET CLASS SHARES:+
 Sold.......................................................     $         --        $    742,000
 Issued as reinvestment of dividends........................               --                  --
 Redeemed...................................................               --          (1,977,000)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $         --        $ (1,235,000)
                                                                 ============        ============
DAILY CLASS SHARES:
 Sold.......................................................     $      1,855        $      8,242
 Issued as reinvestment of dividends........................                9                  17
 Redeemed...................................................           (2,127)             (9,237)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $       (263)       $       (978)
                                                                 ============        ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    112,680        $    251,386
 Issued as reinvestment of dividends........................              151                  76
 Redeemed...................................................          (82,834)           (294,185)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     29,997        $    (42,723)
                                                                 ============        ============
INVESTOR B SHARES:
 Sold.......................................................     $      1,507        $      1,873
 Issued as reinvestment of dividends........................               10                  28
 Redeemed...................................................           (2,711)             (8,458)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     (1,194)       $     (6,557)
                                                                 ============        ============
INVESTOR C SHARES:
 Sold.......................................................     $        763        $        806
 Issued as reinvestment of dividends........................                1                   2
 Redeemed...................................................             (647)             (1,126)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $        117        $       (318)
                                                                 ============        ============
 Total net increase/(decrease)..............................     $ (3,415,800)       $ (1,029,071)
                                                                 ============        ============

---------------

 *
 Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**
 Amount represents less than 500 shares and/or $500, as applicable.
+Money Market Reserves Market Class Shares were fully redeemed on September 25,
 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                       TREASURY RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 17,509,236        $ 34,549,770
 Issued as reinvestment of dividends........................            8,887              16,639
 Redeemed...................................................      (17,639,777)        (35,006,522)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $   (121,654)       $   (440,113)
                                                                 ============        ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  1,046,297        $  3,013,425
 Issued as reinvestment of dividends........................            2,664               4,904
 Redeemed...................................................       (1,005,764)         (3,058,866)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     43,197        $    (40,537)
                                                                 ============        ============
TRUST CLASS SHARES:
 Sold.......................................................     $  2,006,227        $  1,037,654
 Issued as reinvestment of dividends........................                7                  44
 Redeemed...................................................       (1,992,020)         (1,137,962)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     14,214        $   (100,264)
                                                                 ============        ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    646,610        $  1,621,676
 Issued as reinvestment of dividends........................            1,398               2,665
 Redeemed...................................................         (623,042)         (1,661,604)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     24,966        $    (37,263)
                                                                 ============        ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  8,891,424        $ 18,323,739
 Issued as reinvestment of dividends........................            2,551               4,433
 Redeemed...................................................       (8,858,159)        (17,032,325)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $     35,816        $  1,295,847
                                                                 ============        ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $    564,655        $  1,151,602
 Issued as reinvestment of dividends........................              981               2,586
 Redeemed...................................................         (614,910)         (1,376,738)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $    (49,274)       $   (222,550)
                                                                 ============        ============
MARKET CLASS SHARES:+
 Sold.......................................................     $         --        $  1,332,000
 Issued as reinvestment of dividends........................               --                  --
 Redeemed...................................................               --          (2,667,000)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $         --        $ (1,335,000)
                                                                 ============        ============
DAILY CLASS SHARES:
 Sold.......................................................     $    160,564        $  3,322,054
 Issued as reinvestment of dividends........................              572               1,280
 Redeemed...................................................         (203,422)         (4,191,043)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $    (42,286)       $   (867,709)
                                                                 ============        ============
SERVICE CLASS SHARES:+
 Sold.......................................................     $         --        $    993,834
 Issued as reinvestment of dividends........................               --                  23
 Redeemed...................................................               --          (1,286,086)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $         --        $   (292,229)
                                                                 ============        ============
INVESTOR A SHARES:
 Sold.......................................................     $  2,357,430        $  5,732,471
 Issued as reinvestment of dividends........................               50                 140
 Redeemed...................................................       (2,254,143)         (5,880,672)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $    103,337        $   (148,061)
                                                                 ============        ============
INVESTOR B SHARES:
 Sold.......................................................     $          5        $         20
 Issued as reinvestment of dividends........................               --**                 1
 Redeemed...................................................              (16)               (197)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $        (11)       $       (176)
                                                                 ============        ============
INVESTOR C SHARES:+
 Sold.......................................................     $         --        $         --
 Issued as reinvestment of dividends........................               --                  --**
 Redeemed...................................................               --                  (4)
                                                                 ------------        ------------
 Net increase/(decrease)....................................     $         --        $         (4)
                                                                 ============        ============
 Total net increase/(decrease)..............................     $      8,305        $ (2,188,059)
                                                                 ============        ============

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
 **
  Amount represents less than 500 shares and/or $500, as applicable.
 +Treasury Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, October 30,2003, and July 23, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS MONEY MARKET FUNDS

                                                                      GOVERNMENT RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 4,067,618         $ 12,202,011
 Issued as reinvestment of dividends........................           6,184               12,624
 Redeemed...................................................      (4,164,054)         (12,697,803)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   (90,252)        $   (483,168)
                                                                 ===========         ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $   784,935         $  3,229,216
 Issued as reinvestment of dividends........................           1,363                2,581
 Redeemed...................................................      (1,014,974)          (2,875,559)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $  (228,676)        $    356,238
                                                                 ===========         ============
TRUST CLASS SHARES:
 Sold.......................................................     $   268,562         $  1,183,365
 Issued as reinvestment of dividends........................               8                   16
 Redeemed...................................................        (278,060)          (1,271,587)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $    (9,490)        $    (88,206)
                                                                 ===========         ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   729,308         $  1,220,430
 Issued as reinvestment of dividends........................           1,260                1,837
 Redeemed...................................................        (613,382)          (1,096,945)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   117,186         $    125,322
                                                                 ===========         ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 1,084,210         $  3,491,015
 Issued as reinvestment of dividends........................           1,915                5,341
 Redeemed...................................................      (1,400,085)          (2,978,047)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $  (313,960)        $    518,309
                                                                 ===========         ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $   990,057         $  2,504,548
 Issued as reinvestment of dividends........................           2,058                4,125
 Redeemed...................................................      (1,281,576)          (2,294,594)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $  (289,461)        $    214,079
                                                                 ===========         ============
MARKET CLASS SHARES:+
 Sold.......................................................     $        --         $    603,000
 Issued as reinvestment of dividends........................              --                   --
 Redeemed...................................................              --           (1,105,000)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $        --         $   (502,000)
                                                                 ===========         ============
DAILY CLASS SHARES:
 Sold.......................................................     $   124,773         $    950,860
 Issued as reinvestment of dividends........................             733                1,131
 Redeemed...................................................        (195,083)            (912,784)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   (69,577)        $     39,207
                                                                 ===========         ============
SERVICE CLASS SHARES:+
 Sold.......................................................     $        --         $     45,000
 Issued as reinvestment of dividends........................              --                   --
 Redeemed...................................................              --              (81,000)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $        --         $    (36,000)
                                                                 ===========         ============
INVESTOR A SHARES:
 Sold.......................................................     $    44,199         $    128,922
 Issued as reinvestment of dividends........................              63                   65
 Redeemed...................................................         (40,277)            (123,793)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $     3,985         $      5,194
                                                                 ===========         ============
INVESTOR B SHARES:
 Sold.......................................................     $       254         $         51
 Issued as reinvestment of dividends........................               1                    3
 Redeemed...................................................            (420)                (941)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $      (165)        $       (887)
                                                                 ===========         ============
INVESTOR C SHARES:+
 Sold.......................................................     $        --         $         --
 Issued as reinvestment of dividends........................              --                   --
 Redeemed...................................................              --                   --
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $        --         $         --
                                                                 ===========         ============
 Total net increase/(decrease)..............................     $  (880,410)        $    148,088
                                                                 ===========         ============

---------------
 *
 Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
+Government Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, September 25, 2003 and January 6, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                       MUNICIPAL RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 6,944,075         $ 6,479,111
 Issued as reinvestment of dividends........................           7,208               8,654
 Redeemed...................................................      (6,097,435)         (5,879,486)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   853,848         $   608,279
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $ 1,374,205         $ 2,162,113
 Issued as reinvestment of dividends........................           1,951               3,139
 Redeemed...................................................      (1,411,466)         (1,889,698)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (35,310)        $   275,554
                                                                 ===========         ===========
TRUST CLASS SHARES:
 Sold.......................................................     $   460,597         $ 1,028,790
 Issued as reinvestment of dividends........................              64                 211
 Redeemed...................................................        (519,408)         (1,057,781)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (58,747)        $   (28,780)
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   980,477         $ 1,032,916
 Issued as reinvestment of dividends........................             712               1,000
 Redeemed...................................................        (857,914)         (1,004,745)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   123,275         $    29,171
                                                                 ===========         ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $   864,564         $ 1,701,764
 Issued as reinvestment of dividends........................             906               1,858
 Redeemed...................................................        (940,095)         (1,481,952)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (74,625)        $   221,670
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $    94,224         $   315,896
 Issued as reinvestment of dividends........................             373                 694
 Redeemed...................................................        (148,000)           (258,693)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (53,403)        $    57,897
                                                                 ===========         ===========
MARKET CLASS SHARES:+
 Sold.......................................................     $        --         $   568,000
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................              --            (718,000)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $  (150,000)
                                                                 ===========         ===========
DAILY CLASS SHARES:
 Sold.......................................................     $   319,756         $   804,886
 Issued as reinvestment of dividends........................           1,073               1,737
 Redeemed...................................................        (354,741)           (728,181)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (33,912)        $    78,442
                                                                 ===========         ===========
SERVICE CLASS SHARES:+
 Sold.......................................................     $        --         $    17,000
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................              --             (31,000)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $   (14,000)
                                                                 ===========         ===========
INVESTOR B SHARES:
 Sold.......................................................     $        --         $         2
 Issued as reinvestment of dividends........................              --**                --**
 Redeemed...................................................             (34)                (13)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $       (34)        $       (11)
                                                                 ===========         ===========
INVESTOR C SHARES:
 Sold.......................................................     $       189         $        --
 Issued as reinvestment of dividends........................              --**                --**
 Redeemed...................................................          (2,547)                (23)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    (2,358)        $       (23)
                                                                 ===========         ===========
 Total net increase/(decrease)..............................     $   718,734         $ 1,078,199
                                                                 ===========         ===========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
 **
  Amount represents less than 500 shares and/or $500, as applicable.
 +Municipal Reserves Market Class and Service Class Shares were fully redeemed on September 25, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS MONEY MARKET FUNDS

                                                                      TAX-EXEMPT RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................     $ 2,145,453         $ 4,204,304
  Issued as reinvestment of dividends.......................             583               1,547
  Redeemed..................................................      (2,072,902)         (3,938,887)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $    73,134         $   266,964
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:
  Sold......................................................     $   223,572         $   389,439
  Issued as reinvestment of dividends.......................             385                 535
  Redeemed..................................................        (191,922)           (344,809)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $    32,035         $    45,165
                                                                 ===========         ===========
TRUST CLASS SHARES:
  Sold......................................................     $   941,176         $ 1,857,824
  Issued as reinvestment of dividends.......................              50                 195
  Redeemed..................................................      (1,053,604)         (2,241,101)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $  (112,378)        $  (383,082)
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:
  Sold......................................................     $    22,388         $    45,661
  Issued as reinvestment of dividends.......................              16                  55
  Redeemed..................................................         (23,120)            (41,842)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $      (716)        $     3,874
                                                                 ===========         ===========
ADVISER CLASS SHARES:
  Sold......................................................     $     4,800         $    22,778
  Issued as reinvestment of dividends.......................              41                  53
  Redeemed..................................................          (3,904)            (22,228)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $       937         $       603
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
  Sold......................................................     $     8,230         $    65,026
  Issued as reinvestment of dividends.......................              39                 338
  Redeemed..................................................         (15,546)           (181,489)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $    (7,277)        $  (116,125)
                                                                 ===========         ===========
DAILY CLASS SHARES:
  Sold......................................................     $    25,757         $    84,813
  Issued as reinvestment of dividends.......................              71                 150
  Redeemed..................................................         (38,111)            (99,640)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $   (12,283)        $   (14,677)
                                                                 ===========         ===========
INVESTOR A SHARES:
  Sold......................................................     $    16,156         $   259,664
  Issued as reinvestment of dividends.......................             108                 329
  Redeemed..................................................         (24,961)           (296,331)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $    (8,697)        $   (36,338)
                                                                 ===========         ===========
  Total net increase/(decrease).............................     $   (35,245)        $  (233,616)
                                                                 ===========         ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                 CALIFORNIA TAX-EXEMPT RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................      $ 203,558           $ 542,456
  Issued as reinvestment of dividends.......................            659               1,181
  Redeemed..................................................       (272,684)           (546,580)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (68,467)          $  (2,943)
                                                                  =========           =========
INSTITUTIONAL CLASS SHARES:
  Sold......................................................      $ 203,319           $ 270,301
  Issued as reinvestment of dividends.......................            395                 370
  Redeemed..................................................       (251,605)           (145,677)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (47,891)          $ 124,994
                                                                  =========           =========
TRUST CLASS SHARES:
  Sold......................................................      $ 334,064           $ 560,525
  Issued as reinvestment of dividends.......................             74                 240
  Redeemed..................................................       (333,792)           (701,793)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $     346           $(141,028)
                                                                  =========           =========
LIQUIDITY CLASS SHARES:
  Sold......................................................      $   2,586           $  15,069
  Issued as reinvestment of dividends.......................              3                  15
  Redeemed..................................................         (3,529)            (16,987)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $    (940)          $  (1,903)
                                                                  =========           =========
ADVISER CLASS SHARES:
  Sold......................................................      $ 290,058           $ 903,192
  Issued as reinvestment of dividends.......................          1,534               2,577
  Redeemed..................................................       (322,796)           (932,106)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (31,204)          $ (26,337)
                                                                  =========           =========
INVESTOR CLASS SHARES:
  Sold......................................................      $ 280,463           $ 886,161
  Issued as reinvestment of dividends.......................            907               1,645
  Redeemed..................................................       (366,732)           (878,569)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (85,362)          $   9,237
                                                                  =========           =========
DAILY CLASS SHARES:
  Sold......................................................      $ 309,811           $ 825,579
  Issued as reinvestment of dividends.......................          1,128               2,039
  Redeemed..................................................       (378,746)           (892,935)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (67,807)          $ (65,317)
                                                                  =========           =========
INVESTOR B SHARES:
  Sold......................................................      $      --           $      --
  Issued as reinvestment of dividends.......................             --**                --**
  Redeemed..................................................             --**                --
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $      --           $      --
                                                                  =========           =========
INVESTOR C SHARES:+(a)
  Sold......................................................      $      --           $     225
  Issued as reinvestment of dividends.......................             --                  --**
  Redeemed..................................................           (199)                (26)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $    (199)          $     199
                                                                  =========           =========
  Total net increase/(decrease).............................      $(301,524)          $(103,098)
                                                                  =========           =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
 **Amount represents less than 500 shares and/or $500, as applicable.
 + California Tax-Exempt Reserves' Investor C Shares commenced operations on
   August 1, 2003.
(a)California Tax-Exempt Reserves' Investor C Shares were fully redeemed on April 29, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS MONEY MARKET FUNDS

                                                                  NEW YORK TAX-EXEMPT RESERVES
                                                              ------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2004
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................       $    116            $  6,834
 Issued as reinvestment of dividends........................              2                  35
 Redeemed...................................................           (997)            (14,491)
                                                                   --------            --------
 Net increase/(decrease)....................................       $   (879)           $ (7,622)
                                                                   ========            ========
INSTITUTIONAL CLASS SHARES:(b)
 Sold.......................................................       $ 20,725            $113,732
 Issued as reinvestment of dividends........................            204                 191
 Redeemed...................................................        (31,182)            (65,707)
                                                                   --------            --------
 Net increase/(decrease)....................................       $(10,253)           $ 48,216
                                                                   ========            ========
TRUST CLASS SHARES:
 Sold.......................................................       $ 28,106            $ 39,913
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................        (29,859)            (41,004)
                                                                   --------            --------
 Net increase/(decrease)....................................       $ (1,753)           $ (1,091)
                                                                   ========            ========
LIQUIDITY CLASS SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
ADVISER CLASS SHARES:(b)(c)
 Sold.......................................................       $     --            $  6,271
 Issued as reinvestment of dividends........................             --                   8
 Redeemed...................................................             --              (6,279)
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
INVESTOR CLASS SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
MARKET CLASS SHARES:(b)
 Sold.......................................................       $  8,503            $ 39,326
 Issued as reinvestment of dividends........................             26                  33
 Redeemed...................................................        (10,301)            (26,391)
                                                                   --------            --------
 Net increase/(decrease)....................................       $ (1,772)           $ 12,968
                                                                   ========            ========
DAILY CLASS SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
SERVICE CLASS SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
INVESTOR B SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
INVESTOR C SHARES:
 Sold.......................................................       $     --            $     --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  --
                                                                   --------            --------
 Net increase/(decrease)....................................       $     --            $     --
                                                                   ========            ========
 Total net increase/(decrease)..............................       $(14,657)           $ 52,471
                                                                   ========            ========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
(b)
  New York Tax-Exempt Reserves Adviser Class, Institutional Class and Market Class Shares re-commenced operations on April 14, 2003, August 25, 2003 and August 25, 2003, respectively.
(c)
  New York Tax-Exempt Reserves Adviser Class Shares were fully redeemed on August 24, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0056       $(0.0056)
Year ended 3/31/2004........................................     1.00         0.0100        (0.0100)
Year ended 3/31/2003........................................     1.00         0.0161        (0.0161)
Year ended 3/31/2002........................................     1.00         0.0320        (0.0320)
Year ended 3/31/2001........................................     1.00         0.0628        (0.0628)
Year ended 3/31/2000........................................     1.00         0.0532        (0.0532)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0054       $(0.0054)
Year ended 3/31/2004........................................     1.00         0.0096        (0.0096)
Year ended 3/31/2003........................................     1.00         0.0158        (0.0158)
Year ended 3/31/2002........................................     1.00         0.0316        (0.0316)
Period ended 3/31/2001**....................................     1.00         0.0192        (0.0192)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0051       $(0.0051)
Year ended 3/31/2004........................................     1.00         0.0090        (0.0090)
Year ended 3/31/2003........................................     1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................     1.00         0.0310        (0.0310)
Year ended 3/31/2001........................................     1.00         0.0618        (0.0618)
Period ended 3/31/2000**....................................     1.00         0.0463        (0.0463)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0049       $(0.0049)
Year ended 3/31/2004........................................     1.00         0.0085        (0.0085)
Year ended 3/31/2003........................................     1.00         0.0146        (0.0146)
Year ended 3/31/2002........................................     1.00         0.0305        (0.0305)
Year ended 3/31/2001........................................     1.00         0.0613        (0.0613)
Year ended 3/31/2000........................................     1.00         0.0517        (0.0517)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0044       $(0.0044)
Year ended 3/31/2004........................................     1.00         0.0075        (0.0075)
Year ended 3/31/2003........................................     1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................     1.00         0.0295        (0.0295)
Year ended 3/31/2001........................................     1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................     1.00         0.0507        (0.0507)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0039       $(0.0039)
Year ended 3/31/2004........................................     1.00         0.0065        (0.0065)
Year ended 3/31/2003........................................     1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................     1.00         0.0285        (0.0285)
Year ended 3/31/2001........................................     1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................     1.00         0.0484        (0.0484)

---------------
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A Shares and Marsico Shares, which were reorganized into Nations Cash Reserves Investor A Shares and Marsico Shares on May 10, 2002.
 ** Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
    Service Class, Investor A, Investor B, Investor C and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, May 13, 2002, October 4, 1999, October 5,
    1999 and May 13, 2002, respectively.
 ***Cash Reserves Service Class Shares were fully redeemed on October 30, 2003. # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS MONEY MARKET FUNDS

                                                                             WITHOUT WAIVERS
                                                                              AND/OR EXPENSE
                                                                              REIMBURSEMENTS
                                                                             ----------------
                                              RATIO OF         RATIO OF          RATIO OF
  NET ASSET                 NET ASSETS       OPERATING      NET INVESTMENT      OPERATING
    VALUE                     END OF        EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF         TOTAL       PERIOD        AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++       (000)           ASSETS         NET ASSETS          ASSETS
---------------------------------------------------------------------------------------------


    $1.00         0.56%     $22,475,111         0.20%+(a)        1.11%+            0.27%+(a)
     1.00         1.01       24,767,958         0.20(a)(c)       1.01              0.26(a)
     1.00         1.63       33,084,072         0.20(a)(b)       1.62              0.26(a)
     1.00         3.25       39,231,604         0.20(a)(b)       2.92              0.27(a)
     1.00         6.46       20,037,526         0.20(a)          6.22              0.27(a)
     1.00         5.46        8,642,609         0.20(a)(b)       5.37              0.29(a)

    $1.00         0.54%     $ 4,674,403         0.24%+(a)        1.07%+            0.31%+(a)
     1.00         0.97        5,350,799         0.24(a)(c)       0.97              0.30(a)
     1.00         1.59        4,541,350         0.24(a)(b)       1.58              0.30(a)
     1.00         3.21        3,257,737         0.24(a)(b)       2.88              0.31(a)
     1.00         1.90          651,116         0.24+(a)         6.18+             0.31+(a)

    $1.00         0.51%     $ 3,383,777         0.30%+(a)        1.01%+            0.37%+(a)
     1.00         0.91        4,080,552         0.30(a)(c)       0.91              0.36(a)
     1.00         1.53        5,005,841         0.30(a)(b)       1.52              0.36(a)
     1.00         3.14        2,686,258         0.30(a)(b)       2.82              0.37(a)
     1.00         6.36        2,676,204         0.30(a)          6.12              0.37(a)
     1.00         4.72        1,719,142        0.30+(a)(b)       5.27+             0.39+(a)

    $1.00         0.49%     $ 1,103,076         0.35%+(a)        0.96%+            0.52%+(a)
     1.00         0.86        1,343,416         0.35(a)(c)       0.86              0.99(a)
     1.00         1.47        1,572,140         0.35(a)(b)       1.47              1.11(a)
     1.00         3.09        1,742,687         0.35(a)(b)       2.77              1.12(a)
     1.00         6.30        1,476,883         0.35(a)          6.07              1.12(a)
     1.00         5.30        1,396,969         0.35(a)(b)       5.22              1.14(a)

    $1.00         0.44%     $11,552,239         0.45%+(a)        0.86%+            0.52%+(a)
     1.00         0.76       12,093,316         0.45(a)(c)       0.76              0.51(a)
     1.00         1.37        6,834,801         0.45(a)(b)       1.37              0.51(a)
     1.00         2.99        7,873,470         0.45(a)(b)       2.67              0.52(a)
     1.00         6.20        5,939,163         0.45(a)          5.97              0.52(a)
     1.00         5.19        4,780,346         0.45(a)(b)       5.12              0.54(a)

    $1.00         0.39%     $ 1,988,351         0.55%+(a)        0.76%+            0.62%+(a)
     1.00         0.66        2,321,369         0.55(a)(c)       0.66              0.61(a)
     1.00         1.27        3,621,418         0.55(a)(b)       1.27              0.61(a)
     1.00         2.89        4,966,158         0.55(a)(b)       2.57              0.62(a)
     1.00         6.09        7,585,825         0.55(a)          5.87              0.62(a)
     1.00         4.94        7,068,117        0.55+(a)(b)       5.02+             0.64+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CASH RESERVES (CONTINUED)
MARKET CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0034       $(0.0034)
Year ended 3/31/2004........................................     1.00         0.0055        (0.0055)
Year ended 3/31/2003........................................     1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................     1.00         0.0275        (0.0275)
Year ended 3/31/2001........................................     1.00         0.0583        (0.0583)
Year ended 3/31/2000........................................     1.00         0.0487        (0.0487)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0026       $(0.0026)
Year ended 3/31/2004........................................     1.00         0.0040        (0.0040)
Year ended 3/31/2003........................................     1.00         0.0102        (0.0102)
Year ended 3/31/2002........................................     1.00         0.0260        (0.0260)
Year ended 3/31/2001........................................     1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................     1.00         0.0459        (0.0459)
SERVICE CLASS SHARES
Period ended 10/30/2003***..................................    $1.00        $0.0015       $(0.0015)
Year ended 3/31/2003........................................     1.00         0.0061        (0.0061)
Year ended 3/31/2002........................................     1.00         0.0220        (0.0220)
Year ended 3/31/2001........................................     1.00         0.0528        (0.0528)
Period ended 3/31/2000**....................................     1.00         0.0404        (0.0404)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0034       $(0.0034)
Year ended 3/31/2004........................................     1.00         0.0055        (0.0055)
Period ended 3/31/2003**+++.................................     1.00         0.0117        (0.0117)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0053        (0.0053)
Year ended 3/31/2002........................................     1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................     1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................     1.00         0.0225        (0.0225)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0053        (0.0053)
Year ended 3/31/2002........................................     1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................     1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................     1.00         0.0223        (0.0223)
MARSICO SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0039       $(0.0039)
Year ended 3/31/2004........................................     1.00         0.0065        (0.0065)
Period ended 3/31/2003**+++.................................     1.00         0.0127        (0.0127)

---------------
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A Shares and Marsico Shares, which were reorganized into Nations Cash Reserves Investor A Shares and Marsico Shares on May 10, 2002.
 ** Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
    Service Class, Investor A, Investor B, Investor C and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, May 13, 2002, October 4, 1999, October 5,
    1999 and May 13, 2002, respectively.
 ***Cash Reserves Service Class Shares were fully redeemed on October 30, 2003. # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.
 (d)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS MONEY MARKET FUNDS

                                                                             WITHOUT WAIVERS
                                                                              AND/OR EXPENSE
                                                                              REIMBURSEMENTS
                                                                             ----------------
                                              RATIO OF         RATIO OF          RATIO OF
  NET ASSET                 NET ASSETS       OPERATING      NET INVESTMENT      OPERATING
    VALUE                     END OF        EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF         TOTAL       PERIOD        AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++       (000)           ASSETS         NET ASSETS          ASSETS
---------------------------------------------------------------------------------------------


    $1.00         0.34%     $        73         0.65%+(a)        0.66%+            0.72%+(a)
     1.00         0.55               32         0.65(a)(c)       0.56              0.71(a)
     1.00         1.17        3,774,034         0.65(a)(b)       1.17              0.71(a)
     1.00         2.78        3,844,641         0.65(a)(b)       2.47              0.72(a)
     1.00         5.99        3,342,882         0.65(a)          5.77              0.72(a)
     1.00         4.98        2,779,002         0.65(a)(b)       4.92              0.74(a)

    $1.00         0.26%     $ 8,148,930         0.80%+(a)        0.51%+            0.87%+(a)
     1.00         0.40        8,746,651         0.80(a)(c)       0.41              0.86(a)
     1.00         1.02       11,635,944         0.80(a)(b)       1.02              0.86(a)
     1.00         2.63       14,018,697         0.80(a)(b)       2.32              0.87(a)
     1.00         5.83       14,589,888         0.80(a)          5.62              0.87(a)
     1.00         4.69        9,753,000        0.80+(a)(b)       4.77+             0.89+(a)

    $1.00         0.15%     $        --#      1.01%+(a)(c)       0.20%+            1.27%+(a)
     1.00         0.62          761,802         1.20(a)(b)       0.62              1.26(a)
     1.00         2.22        1,037,281         1.20(a)(b)       1.92              1.27(a)
     1.00         5.41          913,512         1.20(a)          5.22              1.27(a)
     1.00         4.11          512,318        1.20+(a)(b)       4.37+             1.29+(a)

    $1.00         0.34%     $   266,529         0.65%+(a)        0.66%+            0.72%+(a)
     1.00         0.56          285,257         0.65(a)(c)       0.56              0.71(a)
     1.00         1.18          378,382        0.65+(a)(b)       1.17+             0.71+(a)

    $1.00         0.13%     $    29,438         1.05%+(a)        0.26%+            1.37%+(a)
     1.00         0.25           30,554         0.97(a)(c)       0.24              1.36(a)
     1.00         0.54           54,493         1.28(a)(b)       0.54              1.36(a)
     1.00         2.12           37,408         1.30(a)(b)       1.82              1.37(a)
     1.00         5.30           27,360         1.30(a)          5.12              1.37(a)
     1.00         2.28            8,828        1.30+(a)(b)       4.27+             1.39+(a)

    $1.00         0.13%     $     3,018         1.08%+(a)        0.23%+(d)         1.37%+(a)
     1.00         0.25            1,508         0.98(a)(c)       0.23              1.36(a)
     1.00         0.54            4,811         1.28(a)(b)       0.54              1.36(a)
     1.00         2.12            1,357         1.30(a)(b)       1.82              1.37(a)
     1.00         5.30            1,717         1.30(a)          5.12              1.37(a)
     1.00         2.25              345        1.30+(a)(b)       4.27+             1.39+(a)

    $1.00         0.39%     $    11,443         0.55%+(a)        0.76%+            0.62%+(a)
     1.00         0.66           13,944         0.55(a)(c)       0.66              0.61(a)
     1.00         1.28           20,755        0.55+(a)(b)       1.27+             0.61+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0055       $(0.0055)
Year ended 3/31/2004........................................     1.00         0.0098        (0.0098)
Year ended 3/31/2003........................................     1.00         0.0155        (0.0155)
Year ended 3/31/2002........................................     1.00         0.0311        (0.0311)
Year ended 3/31/2001........................................     1.00         0.0625        (0.0625)
Year ended 3/31/2000........................................     1.00         0.0535        (0.0535)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0053       $(0.0053)
Year ended 3/31/2004........................................     1.00         0.0094        (0.0094)
Year ended 3/31/2003........................................     1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................     1.00         0.0307        (0.0307)
Period ended 3/31/2001***...................................     1.00         0.0221        (0.0221)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0050       $(0.0050)
Year ended 3/31/2004........................................     1.00         0.0088        (0.0088)
Year ended 3/31/2003........................................     1.00         0.0145        (0.0145)
Year ended 3/31/2002........................................     1.00         0.0301        (0.0301)
Year ended 3/31/2001........................................     1.00         0.0615        (0.0615)
Period ended 3/31/2000***...................................     1.00         0.0016        (0.0016)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0048       $(0.0048)
Year ended 3/31/2004........................................     1.00         0.0083        (0.0083)
Year ended 3/31/2003........................................     1.00         0.0139        (0.0139)
Year ended 3/31/2002........................................     1.00         0.0296        (0.0296)
Year ended 3/31/2001........................................     1.00         0.0610        (0.0610)
Year ended 3/31/2000........................................     1.00         0.0520        (0.0520)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0043       $(0.0043)
Year ended 3/31/2004........................................     1.00         0.0073        (0.0073)
Year ended 3/31/2003........................................     1.00         0.0129        (0.0129)
Year ended 3/31/2002........................................     1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................     1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................     1.00         0.0548        (0.0548)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0038       $(0.0038)
Year ended 3/31/2004........................................     1.00         0.0063        (0.0063)
Year ended 3/31/2003........................................     1.00         0.0119        (0.0119)
Year ended 3/31/2002........................................     1.00         0.0276        (0.0276)
Year ended 3/31/2001........................................     1.00         0.0501        (0.0501)
Period ended 3/31/2000***...................................     1.00         0.0043        (0.0043)

---------------
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.
****Money Market Reserves Market Class Shares were fully redeemed on September
    25, 2003.
 #  Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                            ----------------
                                             RATIO OF         RATIO OF          RATIO OF
  NET ASSET                NET ASSETS       OPERATING      NET INVESTMENT      OPERATING
    VALUE                    END OF        EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL       PERIOD        AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++      (000)           ASSETS         NET ASSETS          ASSETS
--------------------------------------------------------------------------------------------


    $1.00         0.56%    $ 5,062,017         0.20%+(a)        1.05%+            0.27%+(a)
     1.00         0.98       9,064,090         0.20(a)          0.98              0.26(a)
     1.00         1.56      10,092,837         0.20(a)(b)       1.54              0.26(a)
     1.00         3.16      11,084,336         0.20(a)          2.85              0.28(a)
     1.00         6.43       6,103,253         0.20(a)(b)       6.19              0.27(a)
     1.00         5.48       4,064,349         0.20(a)(b)       5.64              0.33(a)

    $1.00         0.54%    $ 1,733,917         0.24%+(a)        1.01%+            0.31%+(a)
     1.00         0.94         937,474         0.24(a)          0.94              0.30(a)
     1.00         1.52         721,023         0.24(a)(b)       1.50              0.30(a)
     1.00         3.12         535,650         0.24(a)          2.81              0.32(a)
     1.00         2.23         574,968        0.24+(a)(b)       6.15+             0.31+(a)

    $1.00         0.51%    $     4,699         0.30%+(a)        0.95%+            0.37%+(a)
     1.00         0.88           9,344         0.30(a)          0.88              0.36(a)
     1.00         1.46          60,342         0.30(a)(b)       1.44              0.36(a)
     1.00         3.05       1,311,771         0.30(a)          2.75              0.38(a)
     1.00         6.33          67,422         0.30(a)(b)       6.09              0.37(a)
     1.00         0.16              38        0.30+(a)(b)       5.54+             0.43+(a)

    $1.00         0.48%    $   437,814         0.35%+(a)        0.90%+            0.52%+(a)
     1.00         0.83         437,371         0.35(a)          0.83              1.00(a)
     1.00         1.41         497,339         0.35(a)(b)       1.39              1.11(a)
     1.00         3.00         566,000         0.35(a)          2.70              1.13(a)
     1.00         6.27       1,085,231         0.35(a)(b)       6.04              1.12(a)
     1.00         5.32         946,156         0.35(a)(b)       5.49              1.18(a)

    $1.00         0.43%    $ 1,554,657         0.45%+(a)        0.80%+            0.52%+(a)
     1.00         0.73       1,791,613         0.45(a)          0.73              0.51(a)
     1.00         1.31         640,364         0.45(a)(b)       1.29              0.51(a)
     1.00         2.90         967,747         0.45(a)          2.60              0.53(a)
     1.00         6.17         622,177         0.45(a)(b)       5.94              0.52(a)
     1.00         5.62         553,728         0.45(a)(b)       5.39              0.58(a)

    $1.00         0.38%    $    91,577         0.55%+(a)        0.70%+            0.62%+(a)
     1.00         0.63          89,996         0.55(a)          0.63              0.61(a)
     1.00         1.21          61,153         0.55(a)(b)       1.19              0.61(a)
     1.00         2.80          44,170         0.55(a)          2.50              0.63(a)
     1.00         5.12          90,380         0.55(a)(b)       5.84              0.62(a)
     1.00         0.43               1        0.55+(a)(b)       5.29+             0.68+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MONEY MARKET RESERVES (CONTINUED)
MARKET CLASS SHARES
Period ended 9/25/2003****..................................    $1.00        $0.0028       $(0.0028)
Year ended 3/31/2003........................................     1.00         0.0109        (0.0109)
Year ended 3/31/2002........................................     1.00         0.0266        (0.0266)
Year ended 3/31/2001........................................     1.00         0.0580        (0.0580)
Year ended 3/31/2000........................................     1.00         0.0490        (0.0490)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0025       $(0.0025)
Year ended 3/31/2004........................................     1.00         0.0038        (0.0038)
Year ended 3/31/2003........................................     1.00         0.0095        (0.0095)
Year ended 3/31/2002........................................     1.00         0.0251        (0.0251)
Year ended 3/31/2001........................................     1.00         0.0565        (0.0565)
Period ended 3/31/2000***...................................     1.00         0.0346        (0.0346)
SERVICE CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0019       $(0.0019)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0056        (0.0056)
Year ended 3/31/2002........................................     1.00         0.0211        (0.0211)
Year ended 3/31/2001........................................     1.00         0.0525        (0.0525)
Period ended 3/31/2000***...................................     1.00         0.0386        (0.0386)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0049        (0.0049)
Year ended 3/31/2002........................................     1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................     1.00         0.0515        (0.0515)
Period ended 3/31/2000***...................................     1.00         0.0227        (0.0227)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0049        (0.0049)
Year ended 3/31/2002........................................     1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................     1.00         0.0208        (0.0208)
Period ended 3/31/2000***...................................     1.00         0.0112        (0.0112)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.
****Money Market Reserves Market Class Shares were fully redeemed on September
    25, 2003.
  # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                            ----------------
                                             RATIO OF         RATIO OF          RATIO OF
  NET ASSET                NET ASSETS       OPERATING      NET INVESTMENT      OPERATING
    VALUE                    END OF        EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL       PERIOD        AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++      (000)           ASSETS         NET ASSETS          ASSETS
--------------------------------------------------------------------------------------------


    $1.00         0.28%    $        --#        0.65%+(a)        0.53%+            0.72%(a)
     1.00         1.11       1,235,160         0.65(a)(b)       1.09              0.71(a)
     1.00         2.69       1,422,125         0.65(a)          2.40              0.73(a)
     1.00         5.96       1,292,998         0.65(a)(b)       5.74              0.72(a)
     1.00         5.01       1,021,002         0.65(a)(b)       5.19              0.78(a)

    $1.00         0.25%    $     3,515         0.80%+(a)        0.45%+            0.87%+(a)
     1.00         0.38           3,778         0.80(a)          0.38              0.86(a)
     1.00         0.95           4,756         0.80(a)(b)       0.94              0.86(a)
     1.00         2.54           4,501         0.80(a)          2.25              0.88(a)
     1.00         5.80           7,561         0.80(a)(b)       5.59              0.87(a)
     1.00         3.51           4,525         0.80+(a)(b)      5.04+             0.93+(a)

    $1.00         0.18%    $   105,955         0.93%+(a)        0.32%+(c)         1.07%+(a)
     1.00         0.25          75,965         0.95(a)          0.23              1.22(a)
     1.00         0.56         118,713         1.19(a)(b)       0.55              1.26(a)
     1.00         2.13         139,024         1.20(a)          1.85              1.28(a)
     1.00         5.38         203,160         1.20(a)(b)       5.19              1.27(a)
     1.00         3.93          80,500         1.20+(a)(b)      4.64+             1.33+(a)

    $1.00         0.13%    $     7,760         1.03%+(a)        0.22%+(c)         1.37%+(a)
     1.00         0.25           8,955         0.94(a)          0.24              1.36(a)
     1.00         0.49          15,512         1.26(a)(b)       0.48              1.36(a)
     1.00         2.03           9,407         1.30(a)          1.75              1.38(a)
     1.00         5.27           6,907         1.30(a)(b)       5.09              1.37(a)
     1.00         2.29           1,940         1.30+(a)(b)      4.54+             1.43+(a)

    $1.00         0.13%    $       871         1.03%+(a)        0.22%+(c)         1.37%+(a)
     1.00         0.25             754         0.93(a)          0.25              1.36(a)
     1.00         0.49           1,072         1.27(a)(b)       0.47              1.36(a)
     1.00         2.03             408         1.30(a)          1.75              1.38(a)
     1.00         2.08             340         1.30(a)(b)       5.09              1.37(a)
     1.00         1.12              19         1.30+(a)(b)      4.54+             1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0051       $(0.0051)
Year ended 3/31/2004........................................     1.00         0.0093        (0.0093)
Year ended 3/31/2003........................................     1.00         0.0150        (0.0150)
Year ended 3/31/2002........................................     1.00         0.0302        (0.0302)
Year ended 3/31/2001........................................     1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................     1.00         0.0504        (0.0504)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0049       $(0.0049)
Year ended 3/31/2004........................................     1.00         0.0089        (0.0089)
Year ended 3/31/2003........................................     1.00         0.0146        (0.0146)
Year ended 3/31/2002........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2001**....................................     1.00         0.0206        (0.0206)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2004........................................     1.00         0.0083        (0.0083)
Year ended 3/31/2003........................................     1.00         0.0140        (0.0140)
Year ended 3/31/2002........................................     1.00         0.0292        (0.0292)
Year ended 3/31/2001........................................     1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................     1.00         0.0436        (0.0436)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0044       $(0.0044)
Year ended 3/31/2004........................................     1.00         0.0078        (0.0078)
Year ended 3/31/2003........................................     1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................     1.00         0.0287        (0.0287)
Year ended 3/31/2001........................................     1.00         0.0588        (0.0588)
Year ended 3/31/2000........................................     1.00         0.0489        (0.0489)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0039       $(0.0039)
Year ended 3/31/2004........................................     1.00         0.0068        (0.0068)
Year ended 3/31/2003........................................     1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................     1.00         0.0277        (0.0277)
Year ended 3/31/2001........................................     1.00         0.0578        (0.0578)
Year ended 3/31/2000........................................     1.00         0.0479        (0.0479)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0034       $(0.0034)
Year ended 3/31/2004........................................     1.00         0.0058        (0.0058)
Year ended 3/31/2003........................................     1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................     1.00         0.0267        (0.0267)
Year ended 3/31/2001........................................     1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................     1.00         0.0455        (0.0455)

---------------
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Investor A Shares, which were reorganized into Nations Treasury Reserves Investor A Shares on May 10, 2002.
 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999, May 13, 2002, October 15, 1999 and July 16, 2002,
    respectively.
 ***Treasury Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, October 30,2003, and July 23, 2003, respectively.
  # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                                RATIO OF          RATIO OF         RATIO OF
  NET ASSET                 NET ASSETS         OPERATING       NET INVESTMENT      OPERATING
    VALUE                     END OF          EXPENSES TO      INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL        PERIOD          AVERAGE NET        TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++       (000)             ASSETS          NET ASSETS         ASSETS
-----------------------------------------------------------------------------------------------


    $1.00         0.52%     $1,998,810            0.20%+(a)         1.02%+           0.27%+(a)
     1.00         0.94       2,120,480            0.20(a)           0.94             0.26(a)
     1.00         1.51       2,560,626            0.20(a)           1.52             0.26(a)
     1.00         3.06       3,715,126            0.20(a)           2.81             0.27(a)
     1.00         6.20       1,900,312            0.20(a)(b)        5.99             0.27(a)
     1.00         5.15       1,026,684            0.20(a)(b)        5.06             0.28(a)

    $1.00         0.50%     $  541,382            0.24%+(a)         0.98%+           0.31%+(a)
     1.00         0.90         498,188            0.24(a)           0.90             0.30(a)
     1.00         1.47         538,719            0.24(a)           1.48             0.30(a)
     1.00         3.02         383,265            0.24(a)           2.77             0.31(a)
     1.00         2.08          29,572            0.24+(a)(b)       5.95+            0.31+(a)

    $1.00         0.47%     $  822,777            0.30%+(a)         0.92%+           0.37%+(a)
     1.00         0.84         808,567            0.30(a)           0.84             0.36(a)
     1.00         1.41         908,826            0.30(a)           1.42             0.36(a)
     1.00         2.96         399,582            0.30(a)           2.71             0.37(a)
     1.00         6.09         315,854            0.30(a)(b)        5.89             0.37(a)
     1.00         4.45         506,339            0.30+(a)(b)       4.96+            0.38+(a)

    $1.00         0.44%     $  372,687            0.35%+(a)         0.87%+           0.52%+(a)
     1.00         0.79         347,723            0.35(a)           0.79             1.03(a)
     1.00         1.36         384,984            0.35(a)           1.37             1.16(a)
     1.00         2.90         370,139            0.35(a)           2.66             1.17(a)
     1.00         6.04         348,850            0.35(a)(b)        5.84             1.17(a)
     1.00         5.00         364,761            0.35(a)(b)        4.91             1.18(a)

    $1.00         0.39%     $4,054,934            0.45%+(a)         0.77%+           0.52%+(a)
     1.00         0.68       4,019,140            0.45(a)           0.69             0.51(a)
     1.00         1.26       2,723,279            0.45(a)           1.27             0.51(a)
     1.00         2.80       2,568,691            0.45(a)           2.56             0.52(a)
     1.00         5.93       1,918,597            0.45(a)(b)        5.74             0.52(a)
     1.00         4.89       1,460,966            0.45(a)(b)        4.81             0.53(a)

    $1.00         0.34%     $  401,507            0.55%+(a)         0.67%+           0.62%+(a)
     1.00         0.58         450,784            0.55(a)           0.59             0.61(a)
     1.00         1.16         673,332            0.55(a)           1.17             0.61(a)
     1.00         2.70         688,990            0.55(a)           2.46             0.62(a)
     1.00         5.83         700,202            0.55(a)(b)        5.64             0.62(a)
     1.00         4.65         573,261            0.55+(a)(b)       4.71+            0.63+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TREASURY RESERVES (CONTINUED)
MARKET CLASS SHARES
Period ended 9/25/2003***...................................    $1.00        $0.0027       $(0.0027)
Year ended 3/31/2003........................................     1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................     1.00         0.0257        (0.0257)
Year ended 3/31/2001........................................     1.00         0.0557        (0.0557)
Year ended 3/31/2000........................................     1.00         0.0459        (0.0459)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0022       $(0.0022)
Year ended 3/31/2004........................................     1.00         0.0033        (0.0033)
Year ended 3/31/2003........................................     1.00         0.0090        (0.0090)
Year ended 3/31/2002........................................     1.00         0.0242        (0.0242)
Year ended 3/31/2001........................................     1.00         0.0543        (0.0543)
Period ended 3/31/2000**....................................     1.00         0.0431        (0.0431)
SERVICE CLASS SHARES
Period ended 10/30/2003***..................................    $1.00        $0.0015       $(0.0015)
Year ended 3/31/2003........................................     1.00         0.0051        (0.0051)
Year ended 3/31/2002........................................     1.00         0.0202        (0.0202)
Year ended 3/31/2001........................................     1.00         0.0503        (0.0503)
Period ended 3/31/2000**....................................     1.00         0.0358        (0.0358)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0029       $(0.0029)
Year ended 3/31/2004........................................     1.00         0.0048        (0.0048)
Period ended 3/31/2003**+++.................................     1.00         0.0107        (0.0107)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0047        (0.0047)
Year ended 3/31/2002........................................     1.00         0.0192        (0.0192)
Year ended 3/31/2001........................................     1.00         0.0493        (0.0493)
Period ended 3/31/2000**....................................     1.00         0.0192        (0.0192)
INVESTOR C SHARES
Period ended 7/23/2003***...................................    $1.00        $0.0008       $(0.0008)
Period ended 3/31/2003**....................................     1.00         0.0017        (0.0017)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Investor A Shares, which were reorganized into Nations Treasury Reserves Investor A Shares on May 10, 2002.
 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999, May 13, 2002, October 15, 1999 and July 16, 2002,
    respectively.
 ***Treasury Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, October 30,2003, and July 23, 2003, respectively.
  # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                                RATIO OF          RATIO OF         RATIO OF
  NET ASSET                 NET ASSETS         OPERATING       NET INVESTMENT      OPERATING
    VALUE                     END OF          EXPENSES TO      INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL        PERIOD          AVERAGE NET        TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++       (000)             ASSETS          NET ASSETS         ASSETS
-----------------------------------------------------------------------------------------------


    $1.00         0.27%     $       --#           0.65%+(a)         0.49%+           0.72%(a)
     1.00         1.06       1,334,965            0.65(a)           1.07             0.71(a)
     1.00         2.60       1,381,945            0.65(a)           2.36             0.72(a)
     1.00         5.72       1,369,949            0.65(a)(b)        5.54             0.72(a)
     1.00         4.68       1,511,932            0.65(a)(b)        4.61             0.73(a)

    $1.00         0.22%     $  249,054            0.79%+(a)         0.43%+           0.87%+(a)
     1.00         0.33         291,341            0.80(a)           0.34             0.86(a)
     1.00         0.91       1,159,050            0.80(a)           0.92             0.86(a)
     1.00         2.44       1,301,678            0.80(a)           2.21             0.87(a)
     1.00         5.56         981,837            0.80(a)(b)        5.39             0.87(a)
     1.00         4.40         847,775            0.80+(a)(b)       4.46+            0.88+(a)

    $1.00         0.15%     $       --#           0.95%+(a)         0.19%+           1.26%+(a)
     1.00         0.52         292,215            1.19(a)           0.53             1.26(a)
     1.00         2.04         330,420            1.20(a)           1.81             1.27(a)
     1.00         5.14         343,240            1.20(a)(b)        4.99             1.27(a)
     1.00         3.63         244,035            1.20+(a)(b)       4.06+            1.28+(a)

    $1.00         0.29%     $  806,006            0.65%+(a)         0.57%+           0.72%+(a)
     1.00         0.48         702,673            0.65(a)           0.49             0.71(a)
     1.00         1.07         850,729            0.65+(a)          1.07+            0.71+(a)

    $1.00         0.13%     $      348            0.97%+(a)         0.25%+           1.37%+(a)
     1.00         0.25             359            0.90(a)           0.24             1.36(a)
     1.00         0.47             535            1.22(a)           0.50             1.36(a)
     1.00         1.93             180            1.30(a)           1.71             1.37(a)
     1.00         5.04             237            1.30(a)(b)        4.89             1.37(a)
     1.00         1.94              80            1.30+(a)(b)       3.96+            1.38+(a)

    $1.00         0.08%     $       --#           1.05%+(a)         0.09%+           1.37%+(a)
     1.00         0.15               5            1.26+(a)          0.46+            1.36+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0054       $(0.0054)
Year ended 3/31/2004........................................     1.00         0.0095        (0.0095)
Year ended 3/31/2003........................................     1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................     1.00         0.0303        (0.0303)
Year ended 3/31/2001........................................     1.00         0.0615        (0.0615)
Year ended 3/31/2000........................................     1.00         0.0516        (0.0516)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0052       $(0.0052)
Year ended 3/31/2004........................................     1.00         0.0091        (0.0091)
Year ended 3/31/2003........................................     1.00         0.0147        (0.0147)
Year ended 3/31/2002........................................     1.00         0.0299        (0.0299)
Period ended 3/31/2001**....................................     1.00         0.0210        (0.0210)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0049       $(0.0049)
Year ended 3/31/2004........................................     1.00         0.0085        (0.0085)
Year ended 3/31/2003........................................     1.00         0.0141        (0.0141)
Year ended 3/31/2002........................................     1.00         0.0293        (0.0293)
Year ended 3/31/2001........................................     1.00         0.0605        (0.0605)
Period ended 3/31/2000**....................................     1.00         0.0448        (0.0448)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2004........................................     1.00         0.0080        (0.0080)
Year ended 3/31/2003........................................     1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................     1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................     1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................     1.00         0.0501        (0.0501)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0041       $(0.0041)
Year ended 3/31/2004........................................     1.00         0.0070        (0.0070)
Year ended 3/31/2003........................................     1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................     1.00         0.0278        (0.0278)
Year ended 3/31/2001........................................     1.00         0.0590        (0.0590)
Year ended 3/31/2000........................................     1.00         0.0491        (0.0491)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0036       $(0.0036)
Year ended 3/31/2004........................................     1.00         0.0060        (0.0060)
Year ended 3/31/2003........................................     1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................     1.00         0.0268        (0.0268)
Year ended 3/31/2001........................................     1.00         0.0580        (0.0580)
Period ended 3/31/2000**....................................     1.00         0.0467        (0.0467)

---------------
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Government Money Market Fund Investor A Shares, which were reorganized into Nations Government Reserves Investor A Shares on May 10, 2002.
 ** Government Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8, 1999, May 13, 2002, November 2, 1999, and December 21,1999,
    respectively.
 ***Government Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, September 25, 2003 and January 6, 2003, respectively.
 #  Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                                RATIO OF          RATIO OF         RATIO OF
  NET ASSET                 NET ASSETS         OPERATING       NET INVESTMENT      OPERATING
    VALUE                     END OF          EXPENSES TO      INCOME/(LOSS)      EXPENSES TO
     END         TOTAL        PERIOD          AVERAGE NET        TO AVERAGE       AVERAGE NET
  OF PERIOD     RETURN++       (000)             ASSETS          NET ASSETS         ASSETS
-----------------------------------------------------------------------------------------------


    $1.00         0.54%     $1,198,772            0.20%+(a)         1.07%+           0.27%+(a)
     1.00         0.96       1,289,052            0.20(a)           0.96             0.26(a)
     1.00         1.52       1,772,133            0.20(a)           1.48             0.27(a)
     1.00         3.07       1,818,554            0.20(a)           2.70             0.28(a)
     1.00         6.32         852,138            0.20(a)(b)        6.06             0.29(a)
     1.00         5.28         381,336            0.20(a)(b)        5.26             0.29(a)

    $1.00         0.52%     $  209,375            0.24%+(a)         1.03%+           0.31%+(a)
     1.00         0.92         438,059            0.24(a)           0.92             0.30(a)
     1.00         1.48          81,814            0.24(a)           1.44             0.31(a)
     1.00         3.03          86,551            0.24(a)           2.66             0.32(a)
     1.00         2.12         260,087            0.24+(a)          6.02+            0.33+(a)

    $1.00         0.49%     $  282,777            0.30%+(a)         0.97%+           0.37%+(a)
     1.00         0.86         292,272            0.30(a)           0.86             0.36(a)
     1.00         1.42         380,478            0.30(a)           1.38             0.37(a)
     1.00         2.97         289,252            0.30(a)           2.60             0.38(a)
     1.00         6.22         222,765            0.30(a)(b)        5.96             0.39(a)
     1.00         4.57         125,504            0.30+(a)(b)       5.16+            0.39+(a)

    $1.00         0.47%     $  418,064            0.35%+(a)         0.92%+           0.52%+(a)
     1.00         0.81         300,885            0.35(a)           0.81             0.99(a)
     1.00         1.37         175,562            0.35(a)           1.33             1.12(a)
     1.00         2.91         164,296            0.35(a)           2.55             1.13(a)
     1.00         6.16         468,083            0.35(a)(b)        5.91             1.14(a)
     1.00         5.12         140,328            0.35(a)(b)        5.11             1.14(a)

    $1.00         0.41%     $  790,752            0.45%+(a)         0.82%+           0.52%+(a)
     1.00         0.70       1,104,735            0.45(a)           0.71             0.51(a)
     1.00         1.27         586,412            0.45(a)           1.23             0.52(a)
     1.00         2.81         794,855            0.45(a)           2.45             0.53(a)
     1.00         6.06       1,190,853            0.45(a)(b)        5.81             0.54(a)
     1.00         5.02         477,205            0.45(a)(b)        5.01             0.54(a)

    $1.00         0.36%     $  503,157            0.55%+(a)         0.72%+           0.62%+(a)
     1.00         0.60         792,634            0.55(a)           0.61             0.61(a)
     1.00         1.17         578,548            0.55(a)           1.13             0.62(a)
     1.00         2.71       1,001,552            0.55(a)           2.35             0.63(a)
     1.00         5.95         331,555            0.55(a)(b)        5.71             0.64(a)
     1.00         4.77         111,741            0.55+(a)(b)       4.91+            0.64+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
GOVERNMENT RESERVES
MARKET CLASS SHARES
Period ended 9/25/2003***...................................    $1.00        $0.0028       $(0.0028)
Year ended 3/31/2003........................................     1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................     1.00         0.0258        (0.0258)
Year ended 3/31/2001........................................     1.00         0.0570        (0.0570)
Year ended 3/31/2000........................................     1.00         0.0471        (0.0471)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0024       $(0.0024)
Year ended 3/31/2004........................................     1.00         0.0035        (0.0035)
Year ended 3/31/2003........................................     1.00         0.0091        (0.0091)
Year ended 3/31/2002........................................     1.00         0.0243        (0.0243)
Year ended 3/31/2001........................................     1.00         0.0554        (0.0554)
Period ended 3/31/2000**....................................     1.00         0.0443        (0.0443)
SERVICE CLASS SHARES
Period ended 9/25/2003***...................................    $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................     1.00         0.0052        (0.0052)
Year ended 3/31/2002........................................     1.00         0.0203        (0.0203)
Year ended 3/31/2001........................................     1.00         0.0515        (0.0515)
Period ended 3/31/2000**....................................     1.00         0.0348        (0.0348)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0031       $(0.0031)
Year ended 3/31/2004........................................     1.00         0.0050        (0.0050)
Period ended 3/31/2003**+++.................................     1.00         0.0108        (0.0108)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0013       $(0.0013)
Year ended 3/31/2004........................................     1.00         0.0025        (0.0025)
Year ended 3/31/2003........................................     1.00         0.0045        (0.0045)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0185        (0.0185)
INVESTOR C SHARES
Period ended 1/06/2003***...................................    $1.00        $0.0037       $(0.0037)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0126        (0.0126)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Government Money Market Fund Investor A Shares, which were reorganized into Nations Government Reserves Investor A Shares on May 10, 2002.
 ** Government Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8, 1999, May 13, 2002, November 2, 1999, and December 21,1999,
    respectively.
 ***Government Reserves Market Class, Service Class and Investor C Shares were fully redeemed on September 25, 2003, September 25, 2003 and January 6, 2003, respectively.
  # Amount represents less than $500.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                                RATIO OF          RATIO OF         RATIO OF
  NET ASSET                 NET ASSETS         OPERATING       NET INVESTMENT      OPERATING
    VALUE                     END OF          EXPENSES TO      INCOME/(LOSS)      EXPENSES TO
     END         TOTAL        PERIOD          AVERAGE NET        TO AVERAGE       AVERAGE NET
  OF PERIOD     RETURN++       (000)             ASSETS          NET ASSETS         ASSETS
-----------------------------------------------------------------------------------------------


    $1.00         0.28%     $       --#           0.65%+(a)         0.51%+           0.72%+(a)
     1.00         1.07         502,090            0.65(a)           1.08             0.72(a)
     1.00         2.61         561,082            0.65(a)           2.25             0.73(a)
     1.00         5.85         488,016            0.65(a)(b)        5.61             0.74(a)
     1.00         4.81         370,000            0.65(a)(b)        4.81             0.74(a)

    $1.00         0.24%     $  282,462            0.80%+(a)         0.47%+           0.87%+(a)
     1.00         0.35         352,046            0.80(a)           0.36             0.86(a)
     1.00         0.92         312,836            0.80(a)           0.88             0.87(a)
     1.00         2.45         317,287            0.80(a)           2.10             0.88(a)
     1.00         5.69         259,937            0.80(a)(b)        5.46             0.89(a)
     1.00         4.52         171,521            0.80+(a)(b)       4.66+            0.89+(a)

    $1.00         0.12%     $       --#           0.97%+(a)         0.19%+           1.27%+(a)
     1.00         0.52          36,006            1.19(a)           0.49             1.27(a)
     1.00         2.05          36,505            1.20(a)           1.70             1.28(a)
     1.00         5.27          26,001            1.20(a)(b)        5.06             1.29(a)
     1.00         3.53          10,000            1.20+(a)(b)       4.26+            1.29+(a)

    $1.00         0.31%     $   15,247            0.65%+(a)         0.62%+           0.72%+(a)
     1.00         0.50          11,263            0.65(a)           0.51             0.71(a)
     1.00         1.08           6,069            0.65+(a)          1.03+            0.72+(a)

    $1.00         0.13%     $      753            1.01%+(a)         0.26%+           1.37%+(a)
     1.00         0.25             917            0.92(a)           0.24             1.36(a)
     1.00         0.45           1,804            1.26(a)           0.42             1.37(a)
     1.00         1.94           2,105            1.30(a)           1.60             1.38(a)
     1.00         5.17             990            1.30(a)           4.96             1.39(a)
     1.00         1.86             108            1.30+(a)(b)       4.16+            1.39+(a)

    $1.00         0.37%     $       --#           1.30%+(a)         0.57%+           1.37%+(a)
     1.00         1.95             982            1.30(a)           1.60             1.38(a)
     1.00         5.17             160            1.30(a)(b)        4.96             1.39(a)
     1.00         1.26             746            1.30+(a)(b)       4.16+            1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0048       $(0.0048)
Year ended 3/31/2004........................................     1.00         0.0089        (0.0089)
Year ended 3/31/2003........................................     1.00         0.0127        (0.0127)
Year ended 3/31/2002........................................     1.00         0.0215        (0.0215)
Year ended 3/31/2001........................................     1.00         0.0392        (0.0392)
Year ended 3/31/2000........................................     1.00         0.0329        (0.0329)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2004........................................     1.00         0.0085        (0.0085)
Year ended 3/31/2003........................................     1.00         0.0123        (0.0123)
Year ended 3/31/2002........................................     1.00         0.0163        (0.0163)
Period ended 3/31/2001**....................................     1.00         0.0110        (0.0110)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0043       $(0.0043)
Year ended 3/31/2004........................................     1.00         0.0079        (0.0079)
Year ended 3/31/2003........................................     1.00         0.0117        (0.0117)
Year ended 3/31/2002........................................     1.00         0.0205        (0.0205)
Year ended 3/31/2001........................................     1.00         0.0382        (0.0382)
Period ended 3/31/2000**....................................     1.00         0.0280        (0.0280)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0041       $(0.0041)
Year ended 3/31/2004........................................     1.00         0.0074        (0.0074)
Year ended 3/31/2003........................................     1.00         0.0113        (0.0113)
Year ended 3/31/2002........................................     1.00         0.0200        (0.0200)
Year ended 3/31/2001........................................     1.00         0.0377        (0.0377)
Year ended 3/31/2000........................................     1.00         0.0314        (0.0314)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0036       $(0.0036)
Year ended 3/31/2004........................................     1.00         0.0064        (0.0064)
Year ended 3/31/2003........................................     1.00         0.0103        (0.0103)
Year ended 3/31/2002........................................     1.00         0.0190        (0.0190)
Year ended 3/31/2001........................................     1.00         0.0367        (0.0367)
Year ended 3/31/2000........................................     1.00         0.0304        (0.0304)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0031       $(0.0031)
Year ended 3/31/2004........................................     1.00         0.0054        (0.0054)
Year ended 3/31/2003........................................     1.00         0.0093        (0.0093)
Year ended 3/31/2002........................................     1.00         0.0180        (0.0180)
Year ended 3/31/2001........................................     1.00         0.0357        (0.0357)
Period ended 3/31/2000**....................................     1.00         0.0287        (0.0287)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January
    21, 2000, December 27, 1999 and March 28, 2002, respectively.
 ***Municipal Reserves Market Class and Service Class Shares were fully redeemed on September 25, 2003.
  # Amount represents less than $0.0001 or 0.01%, as applicable.
 ## Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS MONEY MARKET FUNDS

                                                                              WITHOUT WAIVERS
                                                                               AND/OR EXPENSE
                                                                               REIMBURSEMENTS
                                                               RATIO OF       ----------------
                                             RATIO OF            NET              RATIO OF
  NET ASSET                 NET ASSETS      OPERATING         INVESTMENT         OPERATING
    VALUE                     END OF       EXPENSES TO      INCOME/(LOSS)       EXPENSES TO
   END OF         TOTAL       PERIOD       AVERAGE NET        TO AVERAGE        AVERAGE NET
   PERIOD       RETURN++      (000)           ASSETS          NET ASSETS           ASSETS
----------------------------------------------------------------------------------------------


    $1.00         0.48%     $2,841,893         0.20%+            0.98%+             0.27%+
     1.00         0.90       1,988,042         0.20              0.88               0.27
     1.00         1.28       1,379,684         0.20              1.23               0.28
     1.00         2.18         456,528         0.20              2.03               0.30
     1.00         3.99         145,248         0.20              3.93               0.29
     1.00         3.34         172,693         0.20              3.29               0.30

    $1.00         0.46%     $  444,461         0.24%+            0.94%+             0.31%+
     1.00         0.86         479,770         0.24              0.84               0.31
     1.00         1.24         204,206         0.24              1.19               0.32
     1.00         1.64          85,432         0.24              1.99               0.34
     1.00         1.10          16,116         0.24+             3.89+              0.33+

    $1.00         0.43%     $  418,392         0.30%+            0.88%+             0.37%+
     1.00         0.80         477,139         0.30              0.78               0.37
     1.00         1.18         505,903         0.30              1.13               0.38
     1.00         2.07         491,711         0.30              1.93               0.40
     1.00         3.88         488,191         0.30              3.83               0.39
     1.00         2.83         526,831         0.30+             3.19+              0.40+

    $1.00         0.41%     $  273,087         0.35%+            0.83%+             0.52%+
     1.00         0.74         149,812         0.35              0.73               0.96
     1.00         1.13         120,637         0.35              1.08               1.13
     1.00         2.02          45,728         0.35              1.88               1.15
     1.00         3.83          35,569         0.35              3.78               1.14
     1.00         3.18          89,050         0.35              3.14               1.15

    $1.00         0.36%     $  431,927         0.45%+            0.73%+             0.52%+
     1.00         0.64         506,550         0.45              0.63               0.52
     1.00         1.03         284,866         0.45              0.98               0.53
     1.00         1.92         158,556         0.45              1.78               0.55
     1.00         3.73         129,807         0.45              3.68               0.54
     1.00         3.08          77,511         0.45              3.04               0.55

    $1.00         0.31%     $   93,787         0.55%+            0.63%+             0.62%+
     1.00         0.54         147,189         0.55              0.53               0.62
     1.00         0.93          89,289         0.55              0.88               0.63
     1.00         1.82          48,022         0.55              1.68               0.65
     1.00         3.63          57,017         0.55              3.58               0.64
     1.00         2.90          64,782         0.55+             2.94+              0.65+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MUNICIPAL RESERVES (CONTINUED)
MARKET CLASS SHARES
Period ended 9/25/2003***...................................    $1.00        $0.0023       $(0.0023)
Year ended 3/31/2003........................................     1.00         0.0083        (0.0083)
Year ended 3/31/2002........................................     1.00         0.0170        (0.0170)
Year ended 3/31/2001........................................     1.00         0.0347        (0.0347)
Year ended 3/31/2000........................................     1.00         0.0284        (0.0284)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0018       $(0.0018)
Year ended 3/31/2004........................................     1.00         0.0031        (0.0031)
Year ended 3/31/2003........................................     1.00         0.0067        (0.0067)
Year ended 3/31/2002........................................     1.00         0.0155        (0.0155)
Year ended 3/31/2001........................................     1.00         0.0332        (0.0332)
Period ended 3/31/2000**....................................     1.00         0.0262        (0.0262)
SERVICE CLASS SHARES
Period ended 9/25/2003***...................................    $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................     1.00         0.0052        (0.0052)
Year ended 3/31/2002........................................     1.00         0.0123        (0.0123)
Year ended 3/31/2001........................................     1.00         0.0292        (0.0292)
Period ended 3/31/2000**....................................     1.00         0.0048        (0.0048)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0008       $(0.0008)
Year ended 3/31/2004........................................     1.00         0.0019        (0.0019)
Year ended 3/31/2003........................................     1.00         0.0045        (0.0045)
Year ended 3/31/2002........................................     1.00         0.0113        (0.0113)
Year ended 3/31/2001........................................     1.00         0.0282        (0.0282)
Period ended 3/31/2000**....................................     1.00         0.0062        (0.0062)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0008       $(0.0008)
Year ended 3/31/2004........................................     1.00         0.0019        (0.0019)
Year ended 3/31/2003........................................     1.00         0.0044        (0.0044)
Period ended 3/31/2002**....................................     1.00         0.0000#       (0.0000)#

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January
    21, 2000, December 27, 1999 and March 28, 2002, respectively.
 ***Municipal Reserves Market Class and Service Class Shares were fully redeemed on September 25, 2003.
  # Amount represents less than $0.0001 or 0.01%, as applicable.
 ## Amount represents less than $500.
 (a)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS MONEY MARKET FUNDS

                                                                              WITHOUT WAIVERS
                                                                               AND/OR EXPENSE
                                                                               REIMBURSEMENTS
                                                               RATIO OF       ----------------
                                             RATIO OF            NET              RATIO OF
  NET ASSET                 NET ASSETS      OPERATING         INVESTMENT         OPERATING
    VALUE                     END OF       EXPENSES TO      INCOME/(LOSS)       EXPENSES TO
   END OF         TOTAL       PERIOD       AVERAGE NET        TO AVERAGE        AVERAGE NET
   PERIOD       RETURN++      (000)           ASSETS          NET ASSETS           ASSETS
----------------------------------------------------------------------------------------------


    $1.00         0.23%     $       --##       0.65%+            0.43%+             0.72%+
     1.00         0.83         150,014         0.65              0.78               0.73
     1.00         1.72         223,008         0.65              1.58               0.75
     1.00         3.52         169,001         0.65              3.48               0.74
     1.00         2.87         149,000         0.65              2.84               0.75

    $1.00         0.18%     $  571,206         0.80%+            0.38%+             0.87%+
     1.00         0.31         605,118         0.78              0.30               0.87
     1.00         0.68         526,658         0.80              0.63               0.88
     1.00         1.56         637,172         0.80              1.43               0.90
     1.00         3.37         554,876         0.80              3.33               0.89
     1.00         2.65         429,644         0.80+             2.69+              0.90+

    $1.00         0.12%     $       --##       0.91%+            0.17%+             1.27%+
     1.00         0.52          14,001         0.96              0.47               1.28
     1.00         1.24          15,001         1.16              1.03               1.30
     1.00         2.96          10,000         1.20              2.93               1.29
     1.00         0.48           1,000         1.20+             2.29+              1.30+

    $1.00         0.08%     $       13         0.98%+            0.20%+(a)          1.37%+
     1.00         0.19              47         0.90              0.18               1.37
     1.00         0.45              59         1.03              0.40               1.38
     1.00         1.14              71         1.22              0.93               1.40
     1.00         2.86              64         1.30              2.83               1.39
     1.00         0.62              91         1.30+             2.19+              1.40+

    $1.00         0.08%     $      144         0.94%+            0.24%+(a)          1.37%+
     1.00         0.19           2,503         0.90              0.18               1.37
     1.00         0.45           2,525         1.01              0.42               1.38
     1.00        0.00#              95         1.30+             0.93+              1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0047       $(0.0047)
Year ended 3/31/2004........................................     1.00         0.0086        (0.0086)
Period ended 3/31/2003*.....................................     1.00         0.0095        (0.0095)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0045       $(0.0045)
Year ended 3/31/2004........................................     1.00         0.0082        (0.0082)
Period ended 3/31/2003*.....................................     1.00         0.0090        (0.0090)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0042       $(0.0042)
Year ended 3/31/2004........................................     1.00         0.0076        (0.0076)
Year ended 3/31/2003........................................     1.00         0.0113        (0.0113)
Year ended 3/31/2002........................................     1.00         0.0204        (0.0204)
Year ended 3/31/2001........................................     1.00         0.0383        (0.0383)
Year ended 3/31/2000........................................     1.00         0.0321        (0.0321)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0039       $(0.0039)
Year ended 3/31/2004........................................     1.00         0.0071        (0.0071)
Period ended 3/31/2003*.....................................     1.00         0.0059        (0.0059)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0034       $(0.0034)
Year ended 3/31/2004........................................     1.00         0.0061        (0.0061)
Period ended 3/31/2003*.....................................     1.00         0.0060        (0.0060)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0029       $(0.0029)
Year ended 3/31/2004........................................     1.00         0.0051        (0.0051)
Year ended 3/31/2003........................................     1.00         0.0089        (0.0089)
Year ended 3/31/2002........................................     1.00         0.0179        (0.0179)
Year ended 3/31/2001........................................     1.00         0.0358        (0.0358)
Year ended 3/31/2000........................................     1.00         0.0298        (0.0298)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0017       $(0.0017)
Year ended 3/31/2004........................................     1.00         0.0028        (0.0028)
Year ended 3/31/2003........................................     1.00         0.0063        (0.0063)
Year ended 3/31/2002........................................     1.00         0.0154        (0.0154)
Year ended 3/31/2001........................................     1.00         0.0333        (0.0333)
Year ended 3/31/2000........................................     1.00         0.0271        (0.0271)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0024       $(0.0024)
Year ended 3/31/2004........................................     1.00         0.0041        (0.0041)
Year ended 3/31/2003........................................     1.00         0.0079        (0.0079)
Year ended 3/31/2002........................................     1.00         0.0169        (0.0169)
Year ended 3/31/2001........................................     1.00         0.0348        (0.0348)
Year ended 3/31/2000........................................     1.00         0.0286        (0.0286)

---------------
 + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and Adviser Class Shares commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS MONEY MARKET FUNDS

                                                                              WITHOUT WAIVERS
                                                                               AND/OR EXPENSE
                                                                               REIMBURSEMENTS
                                                               RATIO OF       ----------------
                                             RATIO OF            NET              RATIO OF
  NET ASSET                 NET ASSETS      OPERATING         INVESTMENT         OPERATING
    VALUE                     END OF       EXPENSES TO      INCOME/(LOSS)       EXPENSES TO
   END OF         TOTAL       PERIOD       AVERAGE NET        TO AVERAGE        AVERAGE NET
   PERIOD       RETURN++      (000)           ASSETS          NET ASSETS           ASSETS
----------------------------------------------------------------------------------------------


    $1.00         0.47%     $  615,192         0.20%+            0.94%+             0.28%+
     1.00         0.87         542,057         0.20              0.84               0.27
     1.00         0.96         275,095         0.20+             1.13+              0.28+

    $1.00         0.45%     $  100,547         0.24%+            0.90%+             0.32%+
     1.00         0.82          68,512         0.24              0.80               0.31
     1.00         0.91          23,348         0.24+             1.09+              0.32+

    $1.00         0.42%     $1,916,184         0.30%+            0.84%+             0.38%+
     1.00         0.76       2,028,564         0.30              0.74               0.37
     1.00         1.14       2,411,508         0.30              1.03               0.38
     1.00         2.06       2,606,052         0.30              2.00               0.33
     1.00         3.89       2,383,067         0.30              3.80               0.33
     1.00         3.26       2,037,742         0.30              3.20               0.42

    $1.00         0.39%     $    5,076         0.35%+            0.79%+             0.53%+
     1.00         0.71           5,792         0.35              0.69               0.99
     1.00         0.59           1,918         0.35+             0.98+              1.13+

    $1.00         0.34%     $   11,201         0.45%+            0.69%+             0.53%+
     1.00         0.61          10,264         0.45              0.59               0.52
     1.00         0.60           9,661         0.45+             0.88+              0.53+

    $1.00         0.29%     $   14,793         0.55%+            0.59%+             0.63%+
     1.00         0.51          22,071         0.55              0.49               0.62
     1.00         0.89         138,285         0.55              0.78               0.63
     1.00         1.81         210,389         0.55              1.75               0.68
     1.00         3.63         239,923         0.55              3.55               0.68
     1.00         3.02         204,150         0.53              2.97               0.75

    $1.00         0.17%     $   37,501         0.80%+            0.34%+             0.88%+
     1.00         0.28          49,784         0.78              0.26               0.87
     1.00         0.64          64,516         0.80              0.53               0.88
     1.00         1.55          96,175         0.80              1.50               1.03
     1.00         3.38          93,290         0.80              3.30               1.03
     1.00         2.74         128,386         0.80              2.70               1.12

    $1.00         0.24%     $   42,106         0.65%+            0.49%+             0.73%+
     1.00         0.41          50,803         0.65              0.39               0.72
     1.00         0.79          87,141         0.65              0.68               0.73
     1.00         1.70          80,108         0.65              1.65               0.68
     1.00         3.53          51,705         0.65              3.45               0.68
     1.00         2.90          43,934         0.65              2.85               0.77

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2004........................................     1.00         0.0083        (0.0083)
Year ended 3/31/2003........................................     1.00         0.0115        (0.0115)
Year ended 3/31/2002........................................     1.00         0.0199        (0.0199)
Period ended 3/31/2001**....................................     1.00         0.0153        (0.0153)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0044       $(0.0044)
Year ended 3/31/2004........................................     1.00         0.0079        (0.0079)
Year ended 3/31/2003........................................     1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................     1.00         0.0061        (0.0061)
Period ended 3/31/2001**....................................     1.00         0.0003        (0.0003)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0041       $(0.0041)
Year ended 3/31/2004........................................     1.00         0.0073        (0.0073)
Year ended 3/31/2003........................................     1.00         0.0105        (0.0105)
Year ended 3/31/2002........................................     1.00         0.0189        (0.0189)
Year ended 3/31/2001........................................     1.00         0.0323        (0.0323)
Period ended 3/31/2000**....................................     1.00         0.0239        (0.0239)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0039       $(0.0039)
Year ended 3/31/2004........................................     1.00         0.0068        (0.0068)
Year ended 3/31/2003........................................     1.00         0.0101        (0.0101)
Year ended 3/31/2002**......................................     1.00         0.0095        (0.0095)
ADVISER CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0034       $(0.0034)
Year ended 3/31/2004........................................     1.00         0.0058        (0.0058)
Year ended 3/31/2003........................................     1.00         0.0091        (0.0091)
Year ended 3/31/2002........................................     1.00         0.0174        (0.0174)
Year ended 3/31/2001........................................     1.00         0.0308        (0.0308)
Period ended 3/31/2000......................................     1.00         0.0232        (0.0232)
Period ended 5/14/1999*.....................................     1.00         0.0052        (0.0052)
INVESTOR CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0029       $(0.0029)
Year ended 3/31/2004........................................     1.00         0.0048        (0.0048)
Year ended 3/31/2003........................................     1.00         0.0081        (0.0081)
Year ended 3/31/2002........................................     1.00         0.0164        (0.0164)
Year ended 3/31/2001........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2000......................................     1.00         0.0223        (0.0223)
Period ended 5/14/1999*.....................................     1.00         0.0051        (0.0051)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.
 ** California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
    Class, Liquidity Class, Investor B and Investor C Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, December 29, 2000 and August 1, 2003, respectively.
 ***California Tax-Exempt Reserves Investor C Shares were fully redeemed on
    April 29, 2004.
  # Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS MONEY MARKET FUNDS

                                                                           WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                           ----------------
                                            RATIO OF         RATIO OF          RATIO OF
  NET ASSET                NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
    VALUE                    END OF       EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL       PERIOD       AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++     (000)           ASSETS         NET ASSETS          ASSETS
-------------------------------------------------------------------------------------------


    $1.00         0.46%     $100,853          0.20%+           0.91%+            0.28%+
     1.00         0.84       169,317          0.20             0.83              0.27
     1.00         1.17       172,261          0.20             1.15              0.27
     1.00         2.01       102,040          0.20             1.38              0.28
     1.00         1.54            30          0.20+            3.33+             0.28+

    $1.00         0.44%     $ 78,641          0.24%+           0.87%+            0.32%+
     1.00         0.80       126,531          0.24             0.79              0.31
     1.00         1.08         1,537          0.24             1.11              0.31
     1.00         0.63            --#         0.24             1.34              0.32
     1.00         0.03         1,000          0.24+            3.29+             0.32+

    $1.00         0.41%     $294,576          0.30%+           0.81%+            0.38%+
     1.00         0.74       294,225          0.30             0.73              0.37
     1.00         1.07       435,253          0.30             1.05              0.37
     1.00         1.91       360,892          0.30             1.27              0.38
     1.00         3.27       338,801          0.30             3.23              0.38
     1.00         2.41       394,837          0.30+            2.70+             0.38+

    $1.00         0.39%     $    155          0.35%+           0.76%+            0.53%+
     1.00         0.69         1,095          0.35             0.68              1.07
     1.00         1.01         2,998          0.35             1.00              1.12
     1.00         0.95         1,150          0.35+            1.23+             1.13+

    $1.00         0.34%     $444,602          0.45%+           0.66%+            0.53%+
     1.00         0.59       475,799          0.45             0.58              0.52
     1.00         0.91       502,135          0.45             0.90              0.52
     1.00         1.75       298,268          0.45             1.13              0.53
     1.00         3.12       318,737          0.45             3.08              0.53
     1.00         2.32       360,319          0.45+            2.55+             0.53+
     1.00         0.52       636,000          0.50+            2.49+             0.52+

    $1.00         0.29%     $284,083          0.55%+           0.56%+            0.63%+
     1.00         0.48       369,440          0.55             0.48              0.62
     1.00         0.81       360,205          0.55             0.80              0.62
     1.00         1.65       240,724          0.55             1.03              0.63
     1.00         3.02       226,491          0.55             2.98              0.63
     1.00         2.23       284,041          0.55+            2.45+             0.63+
     1.00         0.50       503,000          0.58+            2.43+             0.62+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES (CONTINUED)
DAILY CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0016       $(0.0016)
Year ended 3/31/2004........................................     1.00         0.0026        (0.0026)
Year ended 3/31/2003........................................     1.00         0.0056        (0.0056)
Year ended 3/31/2002........................................     1.00         0.0139        (0.0139)
Year ended 3/31/2001........................................     1.00         0.0273        (0.0273)
Period ended 3/31/2000......................................     1.00         0.0201        (0.0201)
Period ended 5/14/1999*.....................................     1.00         0.0045        (0.0045)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0008       $(0.0008)
Year ended 3/31/2004........................................     1.00         0.0019        (0.0019)
Year ended 3/31/2003........................................     1.00         0.0022        (0.0022)
Year ended 3/31/2002........................................     1.00         0.0037        (0.0037)
Period ended 3/31/2001**....................................     1.00         0.0038        (0.0038)
INVESTOR C SHARES
Period ended 4/29/2004 (unaudited)***.......................    $1.00        $0.0001       $(0.0001)
Year ended 3/31/2004**......................................     1.00         0.0011        (0.0011)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.
 ** California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
    Class, Liquidity Class, Investor B and Investor C Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, December 29, 2000 and August 1, 2003, respectively.
 ***California Tax-Exempt Reserves Investor C Shares were fully redeemed on
    April 29, 2004.
  # Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS MONEY MARKET FUNDS

                                                                           WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                           ----------------
                                            RATIO OF         RATIO OF          RATIO OF
  NET ASSET                NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
    VALUE                    END OF       EXPENSES TO     INCOME/(LOSS)      EXPENSES TO
   END OF        TOTAL       PERIOD       AVERAGE NET       TO AVERAGE       AVERAGE NET
   PERIOD       RETURN++     (000)           ASSETS         NET ASSETS          ASSETS
-------------------------------------------------------------------------------------------


    $1.00         0.16%     $659,092          0.80%+           0.31%+            0.88%+
     1.00         0.26       726,888          0.77             0.26              0.87
     1.00         0.56       792,206          0.80             0.55              0.87
     1.00         1.40       814,077          0.80             0.78              0.88
     1.00         2.76       755,635          0.80             2.73              0.88
     1.00         2.01       699,689          0.80+            2.20+             0.88+
     1.00         0.45       334,000          0.80+            2.21+             0.82+

    $1.00         0.08%     $      7          0.95%+           0.16%+            1.38%+
     1.00         0.19             7          0.86             0.17              1.37
     1.00         0.22             7          0.97             0.40              1.37
     1.00         0.37            --#         1.30             0.28              1.38
     1.00         0.38            64          1.30+            2.23+             1.38+

    $1.00         0.01%     $     --#         0.84%+           0.27%+            1.38%+
     1.00         0.11           199          0.84+            0.19+             1.37+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
NEW YORK TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0048       $(0.0048)
Year ended 3/31/2004........................................     1.00         0.0090        (0.0090)
Year ended 3/31/2003........................................     1.00         0.0122        (0.0122)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2004****....................................     1.00         0.0050        (0.0050)
Period ended 12/22/2002***..................................     1.00         0.0091        (0.0091)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
TRUST CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0043       $(0.0043)
Year ended 3/31/2004........................................     1.00         0.0080        (0.0080)
Year ended 3/31/2003........................................     1.00         0.0112        (0.0112)
Period ended 3/31/2002*.....................................     1.00         0.0012        (0.0012)
LIQUIDITY CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0094       $(0.0094)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
ADVISER CLASS SHARES
Period ended 8/24/2003+++...................................    $1.00        $0.0025       $(0.0025)
Period ended 12/22/2002***..................................     1.00         0.0070        (0.0070)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
INVESTOR CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0069       $(0.0069)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
MARKET CLASS SHARES
Six months ended 9/30/2004 (unaudited)......................    $1.00        $0.0026       $(0.0026)
Year ended 3/31/2004****....................................     1.00         0.0025        (0.0025)
Period ended 12/22/2002***..................................     1.00         0.0068        (0.0068)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
DAILY CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0043       $(0.0043)
Period ended 3/31/2002*.....................................     1.00         0.0004        (0.0004)
SERVICE CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR B SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR C SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 +++New York Tax-Exempt Reserves' Adviser Class Shares re-commenced operations on April 14, 2003 and was fully redeemed on August 24, 2003.
  * New York Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on February 15, 2002.
  **Amount represents less than $500.
 ***New York Tax-Exempt Reserves Institutional Class, Liquidity Class, Adviser
    Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares were fully redeemed on December 22, 2002.
 ****
    New York Tax-Exempt Reserves Institutional Class and Market Class Shares recommenced operations on August 25, 2003.
  # Amount represents less than $0.0001 or 0.01%, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS MONEY MARKET FUNDS

                                                                                                               WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                               ----------------
                                                                 RATIO OF                 RATIO OF                 RATIO OF
  NET ASSET                              NET ASSETS             OPERATING              NET INVESTMENT             OPERATING
    VALUE                                  END OF              EXPENSES TO             INCOME/(LOSS)             EXPENSES TO
   END OF               TOTAL              PERIOD              AVERAGE NET               TO AVERAGE              AVERAGE NET
   PERIOD              RETURN++            (000)                  ASSETS                 NET ASSETS                 ASSETS
-------------------------------------------------------------------------------------------------------------------------------


    $1.00                0.48%            $   983                  0.20%+                  0.95%+                    0.56%+
     1.00                0.91               1,862                  0.20                    0.93                      0.47
     1.00                1.23               9,483                  0.13                    1.27                      0.78
     1.00                0.13              20,015                  0.20+                   1.03+                     4.51+

    $1.00                0.46%            $37,968                  0.24%+                  0.91%+                    0.60%+
     1.00                0.50              48,222                  0.24                    0.89                      0.53
     1.00                0.91                  --**                0.17+                   1.23+                     0.82+
     1.00                0.13                   1                  0.24+                   0.99+                     4.55+

    $1.00                0.43%            $14,179                  0.30%+                  0.85%+                    0.66%+
     1.00                0.81              15,931                  0.30                    0.83                      0.57
     1.00                1.13              17,021                  0.23                    1.17                      0.88
     1.00                0.12                 826                  0.30+                   0.93+                     4.61+

    $1.00                0.94%            $    --**                0.28%+                  1.12%+                    1.63%+
     1.00                0.13                   1                  0.35+                   0.88+                     5.36+

    $1.00                0.25%            $    --**                0.45%+                  0.68%+                    1.23%+
     1.00                0.70                  --**                0.38+                   1.02+                     1.03+
     1.00                0.08                   1                  0.45+                   0.78+                     4.76+

    $1.00                0.69%            $    --**                0.48%+                  0.92%+                    1.13%+
     1.00                0.08                   1                  0.55+                   0.68+                     4.86+

    $1.00                0.26%            $11,198                  0.65%+                  0.50%+                    1.01%+
     1.00                0.25              12,970                  0.65                    0.48+                     0.78
     1.00                0.68                  --**                0.58+                   0.82+                     1.23+
     1.00                0.08                   1                  0.65+                   0.58+                     4.96+

    $1.00                0.43%            $    --**                0.73%+                  0.67%+                    1.38%+
     1.00                0.04                   1                  0.80+                   0.43+                     5.11+

    $1.00                0.18%            $    --**                1.13%+                  0.27%+                    1.78%+
     1.00                0.00#                  1                  1.20+                   0.03+                     5.51+

    $1.00                0.18%            $    --**                1.23%+                  0.17%+                    1.88%+
     1.00                0.00#                  1                  1.30+                  (0.07)+                    5.61+

    $1.00                0.18%            $    --**                1.23%+                  0.17%+                    1.88%+
     1.00                0.00#                  1                  1.30+                  (0.07)+                    5.61+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the money market portfolios of Funds Trust:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (each, a "Fund" and collectively, the "Funds"). Financial Statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Cash Reserves, Treasury Reserves, Government Reserves and Tax-Exempt Reserves offer Investor A Shares. Cash Reserves also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to have segregated assets with a current value at least equal to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.06% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Capital Class shares and Trust Class shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statement of operations.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                   SUB-TRANSFER
                                                                    AGENT FEE
FUND                                                                  (000)
------------------------------------------------------------------------------------
Cash Reserves...............................................           $81
Money Market Reserves.......................................             6
Treasury Reserves...........................................            16
Government Reserves.........................................            15
Municipal Reserves..........................................            10
Tax-Exempt Reserves.........................................            32
California Tax-Exempt Reserves..............................             4
New York Tax-Exempt Reserves................................             1

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributors received the following:

                                                                       CONTINGENT DEFERRED SALES CHARGE
                                                                                    (000)
                                                              --------------------------------------------------
FUND                                                          INVESTOR    INVESTOR A    INVESTOR B    INVESTOR C
----------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................     $--*         $--          $68           $ 4
Money Market Reserves.......................................     --           --            30            --
Treasury Reserves...........................................     --           --            --            --
Government Reserves.........................................     --           --             5            --
Municipal Reserves..........................................     --           --            --*           --
Tax-Exempt Reserves.........................................     --           --            --            --
California Tax-Exempt Reserves..............................     --           --            --            --
New York Tax-Exempt Reserves................................     --           --            --            --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Reserves. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

A significant portion of certain share classes represents investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2004, approximately 1.3% of the net assets of the Cash Reserves was held by other affiliated Nations Funds. The fees earned by BACAP and BACAP Distributors from such investments are included in its Statement of operations as "Investment advisory fee" and "Administration fee".

Certain other affiliated Nations Funds have made daily investments of cash balances in Tax-Exempt Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2004, approximately 1.8% of the net assets of the Tax-Exempt Reserves was held by other affiliated Nations Funds. The fees earned by BACAP and BACAP Distributors from such investments are included in its Statement of operations as "Investment advisory fee" and "Administration fee".

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Fund's average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Funds any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                                                            POTENTIAL         POTENTIAL         POTENTIAL          AMOUNT
                                                            AMOUNT TO         AMOUNT TO         AMOUNT TO        RECOVERED
                                                          RECOVER WITHIN    RECOVER WITHIN    RECOVER WITHIN     DURING THE
                                                             3 YEARS           3 YEARS           2 YEARS        PERIOD ENDED
FUND                                                      AS OF 9/30/04     AS OF 3/31/04     AS OF 3/31/04       9/30/04
----------------------------------------------------------------------------------------------------------------------------
Cash Reserves...........................................   $18,161,549       $40,691,765       $41,801,556           $--
Money Market Reserves...................................     3,584,140         8,258,167         7,650,773           --
Treasury Reserves.......................................     3,173,637         6,498,721         6,180,619           --
Government Reserves.....................................     1,521,609         3,129,314         3,023,654           --
Municipal Reserves......................................     1,757,096         2,700,355         1,982,384           --
Tax-Exempt Reserves.....................................     1,174,122         2,014,609         1,996,391           --
California Tax-Exempt Reserves..........................       784,156         1,512,909         1,496,692           --
New York Tax-Exempt Reserves............................       128,987           135,951           371,623           --

For the six months ended September 30, 2004, expenses of certain Funds were reduced by $53,841 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves do not participate in the expense offset arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor A Shares ("Investor A Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Funds. Under the Liquidity Class Distribution Plan, the Funds may reimburse distribution-related expenses of BACAP Distributors for Liquidity Class Shares at an annual rate of 0.25% of the Funds' Liquidity Class Shares average daily net assets. Under the Market Class Shares Plan, Funds Trust may compensate or reimburse BACAP Distributors for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Funds. Under the Daily Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Funds. Under the Investor Class Shares Plan and Investor A Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares and Investor A Shares of the Funds. Under the Investor B Shares Plan and Investor C Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.75% of the average daily net assets of the Investor B Shares and Investor C Shares of the Funds. Under the Service Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.55% of the average daily net assets of the Service Class Shares of the Funds.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Currently, Funds Trust is not reimbursing BACAP Distributors for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by BACAP Distributors in a given year may not be recovered by BACAP Distributors in subsequent years.

The Funds may pay BACAP Distributors a fee of up to 0.25% of the average daily net assets of the Liquidity Class Shares of the Funds. BACAP Distributors may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Funds Trust is not compensating BACAP Distributors for providing such services.

Funds Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor A, Investor B, Investor C, Service Class and Marsico Shares of the Funds. Under the Servicing Plans, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Fund directly to the applicable share class. Funds Trust also has adopted shareholder administration plans ("Administration Plans") for the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10% on an annualized basis of the average daily net assets of the Investor A, Investor B, Investor C, Trust Class and Marsico Shares and 0.04% on an annualized basis of the average daily net assets of Institutional Class Shares. These payments are charged as expenses of each Fund directly to the applicable share class. However, under the Liquidity Class Plans, to the extent that any Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class Shares.

For the six months ended September 30, 2004 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT RATE
                                                               (AFTER FEE     PLAN
                                                                WAIVERS)      LIMIT
                                                              ---------------------
DISTRIBUTION PLAN:
Liquidity Class.............................................      0.15%*      0.25%**
Investor Class, Investor A Shares...........................      0.10%       0.10%
Market Class................................................      0.20%       0.20%
Daily Class.................................................      0.35%       0.35%
Service Class...............................................      0.55%       0.55%
Investor B and Investor C Shares............................      0.75%       0.75%
SHAREHOLDER SERVICING PLAN:
Liquidity Class.............................................      0.15%*      0.25%**
Adviser, Investor, Market, Daily, Service Class, Investor A,
  Investor B, Investor C Shares and Marsico Shares..........      0.25%       0.25%
SHAREHOLDER ADMINISTRATION PLAN:
Trust Class, Investor A, Investor B, Investor C Shares and
  Marsico Shares............................................      0.10%       0.10%
Institutional Class.........................................      0.04%       0.04%

---------------

 * For the six month period ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees as a percentage of each Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, not to exceed an annual combined waiver of 0.10%.

 **To the extent that any Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class Shares.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the six months ended September 30, 2004, BACAP Distributors voluntarily waived distribution fees, expressed as an average annualized percentage of each Fund's daily net assets of its respective share class:

FUND                                          CLASS                                         RATE
-------------------------------------------------------------------------------------------------
California Tax-Exempt Reserves..............  Investor B..................................  0.35%
California Tax-Exempt Reserves..............  Investor C..................................  0.46%
Cash Reserves...............................  Investor B..................................  0.25%
Cash Reserves...............................  Investor C..................................  0.22%
Government Reserves.........................  Investor B..................................  0.29%
Money Market Reserves.......................  Service Class...............................  0.07%
Money Market Reserves.......................  Investor B..................................  0.27%
Money Market Reserves.......................  Investor C..................................  0.27%
Municipal Reserves..........................  Investor B..................................  0.32%
Municipal Reserves..........................  Investor C..................................  0.36%
Treasury Reserves...........................  Investor B..................................  0.33%
Treasury Reserves...........................  Daily.......................................  0.01%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

5.  SHARES OF BENEFICIAL INTEREST

At September 30, 2004, an unlimited number of shares of beneficial interest without par value was authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Funds do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale.

CASH RESERVES

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                      PAR VALUE    VALUE      VALUE       OF NET        COST
                                                        ACQUISITION    9/30/04    PER UNIT   9/30/04      ASSETS      9/30/04
SECURITY                                                   DATE         (000)     9/30/04     (000)      9/30/04       (000)
-------------------------------------------------------------------------------------------------------------------------------
Descartes Funding
  1.760%+ 10/15/04++..................................  12/18/03      $280,000     $1.00     $280,000      0.5%       $280,000
Deutsche Bank AG, (New York):
  1.730%+ 10/20/04++..................................  04/10/03       700,000      1.00      700,000      1.3         700,000
Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
  1.849%+ 10/18/04++..................................  10/15/03       150,000      1.00      150,000      0.3         150,000
GE Life Annuity,
  1.830%+ 11/24/04++(a)...............................  05/27/03       100,000      1.00      100,000      0.2         100,000
Goldman Sachs Group Inc.,
  1.810%+ 10/13/04++..................................  02/18/04       510,000      1.00      510,000      1.0         510,000
G-Star Ltd., Series 2002-2A, Class A1MB,
  1.900%+ 10/27/04++..................................  11/12/02        37,547      1.00       37,547      0.1          37,547
Jackson National Life Insurance Company,
  1.964%+ 12/14/04++(a)...............................  06/14/96        50,000      1.00       50,000      0.1          50,000
Leafs LLC
  1.821%+ 10/20/04++..................................  12/22/03       165,000      1.00      165,000      0.3         165,000
  1.821%+ 10/20/04++..................................  03/22/04       150,000      1.00      150,000      0.3         150,000

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                      PAR VALUE    VALUE      VALUE       OF NET        COST
                                                        ACQUISITION    9/30/04    PER UNIT   9/30/04      ASSETS      9/30/04
SECURITY                                                   DATE         (000)     9/30/04     (000)      9/30/04       (000)
-------------------------------------------------------------------------------------------------------------------------------
Monumental Life
  1.800%+ 10/01/04++(a)...............................  03/25/02      $300,000     $1.00     $300,000      0.6%       $300,000
NewCastle CDO, Ltd., Series 3A, Class 1MM
  1.870%+ 10/25/04++..................................  09/10/03       175,000      1.00      175,000      0.3         175,000
Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
  2.130%+ 03/15/05....................................  08/14/02       245,000      1.00      245,000      0.5         245,000
Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1B2,
  2.130%+ 03/15/05++..................................  09/11/03        40,000      1.00       40,000      0.1          40,000
Putnam Structured Product CDO, Series 2001-1A, Class
  A1MB,
  1.840%+ 11/25/04....................................  11/22/02        50,000      1.00       50,000      0.1          50,000
Putnam Structured Product CDO, Series 2002-1A, Class
  A1D,
  1.840%+ 10/12/04++..................................  12/18/02       101,000      1.00      101,000      0.2         101,000
Saturn Ventures II Inc.
  1.766%+ 10/07/04++..................................  04/22/04       100,000      1.00      100,000      0.2         100,000
TIAA Commercial Real Estate Securitization, Series
  2003-1A, Class A,
  1.870%+ 10/28/04++..................................  10/20/03       127,213      1.00      127,213      0.2         127,213
Transamerica Occidental Life Insurance Company:
  2.050%+ 10/01/04++(a)...............................  07/31/00       125,000      1.00      125,000      0.2         125,000
  1.890%+ 10/01/04++(a)...............................  07/31/00       117,000      1.00      117,000      0.2         117,000
  1.820%+ 11/01/04++(a)...............................  07/31/00        20,000      1.00       20,000      0.0*         20,000
  1.760%+ 10/01/04++(a)...............................  10/01/03       100,000      1.00      100,000      0.2         100,000
Travelers Insurance
  1.78%+ 10/29/04++...................................  07/30/04       182,000      1.00      182,000      0.3         182,000
Winston Funding Ltd., Series 2003-1, Class A1MB,
  1.690%+ 10/25/04++..................................  05/28/03       121,400      1.00      121,400      0.2         121,400

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2004.

++ Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

 * Amount represents less than 0.1%.

(a)Fair valued security (see Note 1).

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


MONEY MARKET RESERVES

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                      PAR VALUE    VALUE      VALUE       OF NET        COST
                                                        ACQUISITION    9/30/04    PER UNIT   9/30/04      ASSETS      9/30/04
SECURITY                                                   DATE         (000)     9/30/04     (000)      9/30/04       (000)
-------------------------------------------------------------------------------------------------------------------------------
Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
  1.849%+ 10/18/04++..................................  10/15/03      $ 42,500     $1.00     $ 42,500      0.5%       $ 42,500
Eiffel Funding LLC
  Discount note 10/18/04..............................  07/14/04        25,000      1.00       25,000      0.3          25,000
Goldman Sachs Group Inc.,
  1.810%+ 10/13/04++..................................  02/18/04       140,000      1.00      140,000      1.6         140,000
G-Star Ltd., Series 2002-2A, Class A1MB,
  1.900%+ 10/27/04++..................................  11/12/02         7,046      1.00        7,046      0.1           7,046
Leafs LLC
  1.821%+ 10/20/04++..................................  12/22/03        15,000      1.00       15,000      0.2          15,000
  1.821%+ 10/20/04++..................................  02/20/04        50,000      1.00       50,000      0.6          50,000
  1.821%+ 10/20/04++..................................  03/22/04        50,000      1.00       50,000      0.6          50,000
Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
  2.130%+ 03/15/05....................................  08/14/02        50,000      1.00       50,000      0.6          50,000
Saturn Ventures II Inc.
  1.766%+ 10/07/04++..................................  04/22/04        44,500      1.00       44,500      0.5          44,500
Winston Funding Ltd., Series 2003-1, Class A1MB,
  1.690%+ 10/25/04++..................................  05/27/03        50,000      1.00       50,000      0.6          50,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2004.

++ Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

TREASURY RESERVES

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                      PAR VALUE    VALUE      VALUE       OF NET        COST
                                                        ACQUISITION    9/30/04    PER UNIT   9/30/04      ASSETS      9/30/04
SECURITY                                                   DATE         (000)     9/30/04     (000)      9/30/04       (000)
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.,
  1.200% 04/26/05.....................................  03/26/03      $200,000     $1.00     $200,000      2.2%       $200,000

MUNICIPAL RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/04    PER UNIT   9/30/04     ASSETS      9/30/04
SECURITY                                                      DATE         (000)     9/30/04     (000)     9/30/04       (000)
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, Georgia Airport Revenue, Series 2001, AMT, (FGIC
  Insured, Merrill Lynch Capital Services SBPA),
  1.260** 01/01/25.......................................  04/03/03       $12,960     $1.00     $12,960      0.3%       $12,960
Chicago, Illinois O'Hare International Airport Revenue,
  Series 2004, (FSA Insured, Banque Nationale Paris
  SBPA),
  1.500%** 01/18/12......................................  04/16/04         4,800      1.00       4,800      0.1          4,800
Clark County, Nevada School District GO, Series 2003,
  (MBIA Insured, Merrill Lynch Capital Services SBPA),
  1.670%** 06/15/10......................................  08/09/04        13,425      1.00      13,425      0.3         13,425
Dallas-Fort Worth, Texas International Airport Revenue,
  Series 2003, AMT, (Merrill Lynch Capital Services
  SBPA),
  1.780%** 05/01/11......................................  05/16/03         9,840      1.00       9,840      0.2          9,840
Huntsville, Alabama Solid Waste Disposal Authority and
  Resources Recovery Revenue, Series 2003, AMT, (MBIA
  Insured, Merrill Lynch Capital Services SBPA),
  1.700%** 10/01/12......................................  07/24/03         3,450      1.00       3,450      0.1          3,450

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/04    PER UNIT   9/30/04     ASSETS      9/30/04
SECURITY                                                      DATE         (000)     9/30/04     (000)     9/30/04       (000)
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric Company, Power
  Supply Systems Revenue, Series 2001, (MBIA Insured,
  Bank of New York Liquidity Facility),
  1.100%** 07/01/07......................................  09/26/03       $ 7,995     $1.00     $ 7,995      0.2%       $ 7,995
Metropolitan Transitional Authority New York Revenue,
  Series 2003, (MBIA Insured, Merrill Lynch Capital
  Services SBPA),
  1.150%** 05/15/10......................................  06/23/04         4,495      1.00       4,495      0.1          4,495
New Mexico State, Series 2004, (Lehman Liquidity Company
  Liquidity Facility),
  1.270%** 06/30/05......................................  07/01/04        65,000      1.00      65,000      1.3         65,000
New York, New York City Transitional Finance Authority,
  Series 2003, (MBIA-IBC Insured, Lloyds TSB Bank PLC
  SBPA),
  1.670%** 11/01/08......................................  08/06/04         8,095      1.00       8,095      0.2          8,095
Oklahoma Housing Finance Agency Single Family Revenue,
  (Home Ownership Loan Program) Series 2001PT-1288, AMT,
  (GNMA Collateral Agreement, Merrill Lynch SBPA),
  1.780%** 09/01/29......................................  12/14/01         2,890      1.00       2,890      0.1          2,890
Port of Seattle, Washington Revenue, Series 2003, AMT,
  (MBIA Insured, Merrill Lynch Capital Services SBPA),
  1.660%** 07/01/11......................................  08/22/03         4,320      1.00       4,320      0.1          4,320
Puerto Rico Commonwealth GO, Series 2001, (FSA Insured,
  Bank of New York Liquidity Facility),
  1.350%** 07/01/27......................................  05/27/04        14,795      1.00      14,795      0.3         14,795
Sedgwick & Shawnee Counties, Kansas Single Family
  Revenue, Series 2002,
  1.780%** 12/01/27......................................  07/18/02         1,780      1.00       1,780      0.0*         1,780
Wisconsin State, Health & Educational Facilities
  Authority Revenue, Series 2003, (MBIA Insured),
  1.300%** 08/15/19......................................  08/28/03        17,160      1.00      17,160      0.3         17,160

---------------

 * Amount represents less than 0.1%.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


TAX-EXEMPT RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/04    PER UNIT   9/30/04     ASSETS      9/30/04
SECURITY                                                      DATE         (000)     9/30/04     (000)     9/30/04       (000)
---------------------------------------------------------------------------------------------------------------------------------
Houston, Texas Independent School District GO, Series
  2004, (FSA Insured, Landesbank Hessen-Thueringen
  Liquidity Facility),
  1.800% 06/14/05........................................  06/18/04       $ 9,995     $1.00     $ 9,995      0.4%       $ 9,995
Houston, Texas Water and Sewer Systems Revenue, Series
  2002, (MBIA Insured, Merrill Lynch Capital Services
  SBPA),
  1.100%** 12/01/23......................................  05/01/03        12,495      1.00      12,495      0.5         12,495
New Mexico State, Series 2004, (Lehman Liquidity Company
  Liquidity Facility),
  1.270%** 06/30/05......................................  07/01/04        35,000      1.00      35,000      1.3         35,000
New York Metropolitan Transitional Authority Revenue,
  Series 2003, (AMBAC Insured, Merrill Lynch Capital
  Services SBPA),
  1.630%** 11/15/10......................................  08/29/03         9,010      1.00       9,010      0.3          9,010
Puerto Rico Commonwealth GO, Series 2001, (FSA Insured,
  Bank of New York Liquidity Facility),
  1.350%** 07/01/27......................................  05/27/04        10,000      1.00      10,000      0.4         10,000

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/04    PER UNIT   9/30/04     ASSETS      9/30/04
SECURITY                                                      DATE         (000)     9/30/04     (000)     9/30/04       (000)
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust, California, Series
  2003, (FGIC Insured, ABN AMRO Bank N.V. SBPA),
  1.290% 10/06/04........................................  05/15/03       $ 8,895     $1.00     $ 8,895      0.5%       $ 8,895
ABN AMRO Munitops Certificates Trust, California, Series
  2004, (MBIA Insured, ABN AMRO Bank N.V. SBPA),
  1.290% 10/06/04........................................  06/02/04         8,575      1.00       8,575      0.5          8,575
California Community College Financing Authority Revenue,
  Series 2004D, (Lehman Liquidity Company Liquidity
  Facility),
  1.270%** 07/29/05......................................  07/01/04        35,390      1.00      35,390      1.9         35,390
California State, Economic Recovery, GO, Series 2004,
  (Citibank N.A. Liquidity Facility),
  1.700% 07/01/23........................................  05/20/04         9,375      1.00       9,375      0.5          9,375
Colton, California Joint United School District GO,
  Series 2004, (FGIC Insured, Merrill Lynch Capital
  Services SBPA),
  1.600%** 02/01/12......................................  07/16/04         5,460      1.00       5,460      0.3          5,460
Puerto Rico Commonwealth GO, Series 2001, (FSA Insured,
  Bank of New York Liquidity Facility),
  1.350%** 07/01/27......................................  05/27/04         7,000      1.00       7,000      0.4          7,000

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


NEW YORK TAX-EXEMPT RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/04    PER UNIT   9/30/04     ASSETS      9/30/04
SECURITY                                                      DATE         (000)     9/30/04     (000)     9/30/04       (000)
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transitional Authority New York Revenue,
  Series 2002, (AMBAC Issued, Merrill Lynch Capital
  Services SBPA),
  1.150%** 05/15/10......................................  06/23/04       $1,500      $1.00     $1,500       2.3%        $1,500
New York, New York City Transitional Finance Authority,
  Series 2003, (MBIA-IBC Insured, Lloyds TSB Bank PLC
  SBPA),
  1.670%** 11/01/08......................................  08/06/04        1,900       1.00      1,900       3.0          1,900
Puerto Rico Commonwealth GO, Series 2001, (FSA Insured,
  Bank of New York Liquidity Facility),
  1.350%** 07/01/27......................................  05/27/04        1,500       1.00      1,500       2.3          1,500

---------------
 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004. These securities are subject to demand features of either one, seven or thirty days.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004.

8.  INCOME TAXES

Information on the tax components of capital at September 30, 2004 is as follows:

                                                                                                                NET TAX
                                                                COST OF                                        UNREALIZED
                                                              INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/
                                                                FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)
                                                               PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS
FUND                                                             (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................  $54,371,395         $--             $--              $--
Money Market Reserves.......................................    9,129,485         --              --               --
Treasury Reserves...........................................    9,239,852         --              --               --
Government Reserves.........................................    3,699,920         --              --               --
Municipal Reserves..........................................    5,093,169         --              --               --
Tax-Exempt Reserves.........................................    2,748,797         --              --               --
California Tax-Exempt Reserves..............................    1,858,245         --              --               --
New York Tax-Exempt Reserves................................       64,151         --              --               --

Net tax unrealized appreciation/depreciation on investments was due to wash sale adjustments.

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                           EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                           IN 2005     IN 2006     IN 2007     IN 2010     IN 2011     IN 2012
FUND                                                        (000)       (000)       (000)       (000)       (000)       (000)
-------------------------------------------------------------------------------------------------------------------------------
Cash Reserves............................................    $23          $--        $41         $--         $67        $1,292
Treasury Reserves........................................      8           9          --          17          21            --

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the year ended March 31, 2004, the following Funds had capital losses expired or utilized capital losses as follows:

                                                                 CAPITAL            CAPITAL
                                                              LOSSES EXPIRED    LOSSES UTILIZED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Cash Reserves...............................................       $256               $--
Treasury Reserves...........................................         --                37

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds have elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
FUND                                                              (000)
----------------------------------------------------------------------------
Tax-Exempt Reserves.........................................       $21

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

9.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators: On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

NATIONS MONEY MARKET FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet: On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation: In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

                Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)
NATIONS FUNDS





MONEYSAR
(9/04)

                                             Nations Global Value Fund

                                             Nations International
                                             Value Fund

                                             Nations International
                                             Equity Fund
        INTERNATIONAL/GLOBAL
        STOCK FUNDS                          Nations Marsico
        ----------------------------------   International Opportunities
        Semiannual report for the period     Fund
        ended September 30, 2004





                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Global Value Fund                                      3
                                       Nations International Value Fund                               5
                                       Nations International Equity Fund                              7
                                       Nations Marsico International Opportunities Fund               9
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                       11
                                       Statements of assets and liabilities                          21
                                       Statements of operations                                      22
                                       Statements of changes in net assets                           24
                                       Schedules of capital stock activity                           26
                                       Financial highlights                                          30
                                       Notes to financial statements                                 38
                                       Nations Master Investment Trust                               48
                                       Schedule of investments -- Nations International Value
                                         Master Portfolio                                            49
                                       Statement of assets and liabilities                           52
                                       Statement of operations                                       53
                                       Statement of changes in net assets                            54
                                       Financial highlights                                          54
                                       Notes to financial statements                                 55

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS GLOBAL VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.00              $ 6.31
Hypothetical**..............................................    $1,000.00         $1,018.70              $ 6.43
INVESTOR A
Actual......................................................    $1,000.00         $  980.00              $ 7.54
Hypothetical**..............................................    $1,000.00         $1,017.45              $ 7.69
INVESTOR B
Actual......................................................    $1,000.00         $  976.20              $11.25
Hypothetical**..............................................    $1,000.00         $1,013.69              $11.46
INVESTOR C
Actual......................................................    $1,000.00         $  976.20              $11.25
Hypothetical**..............................................    $1,000.00         $1,013.69              $11.46

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.27%, Investor A 1.52%, Investor B 2.27% and Investor C 2.27%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS GLOBAL VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

33.1%  United States
12.0%  Japan
11.7%  United Kingdom
10.5%  Netherlands
 8.3%  Germany
 5.0%  Switzerland
 4.6%  Spain
 3.2%  Mexico
 2.7%  Brazil
 2.5%  Italy
 6.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Nestle SA (REGD)                        2.9%
                                                                            -------------------------------------------------
                                                                              2  GlaxoSmithKline plc                     2.8%
                                                                            -------------------------------------------------
                                                                              3  Schering-Plough Corporation             2.8%
                                                                            -------------------------------------------------
                                                                              4  BAE Systems plc                         2.7%
                                                                            -------------------------------------------------
                                                                              5  Unilever NV                             2.5%
                                                                            -------------------------------------------------
                                                                              6  Safeway Inc.                            2.4%
                                                                            -------------------------------------------------
                                                                              7  ING Groep NV                            2.3%
                                                                            -------------------------------------------------
                                                                              8  BellSouth Corporation                   2.2%
                                                                            -------------------------------------------------
                                                                              9  Marks & Spencer Group plc               2.2%
                                                                            -------------------------------------------------
                                                                             10  Albertson's, Inc.                       2.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERNATIONAL VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.60              $ 5.66
Hypothetical**..............................................    $1,000.00         $1,019.40              $ 5.72
INVESTOR A
Actual......................................................    $1,000.00         $  997.60              $ 6.91
Hypothetical**..............................................    $1,000.00         $1,018.15              $ 6.98
INVESTOR B
Actual......................................................    $1,000.00         $  993.60              $10.65
Hypothetical**..............................................    $1,000.00         $1,014.39              $10.76
INVESTOR C
Actual......................................................    $1,000.00         $  993.60              $10.65
Hypothetical**..............................................    $1,000.00         $1,014.39              $10.76

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.13%, Investor A 1.38%, Investor B 2.13% and Investor C 2.13%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERNATIONAL VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

17.9%  United Kingdom
17.1%  Japan
10.1%  Germany
 8.1%  Netherlands
 6.4%  Spain
 6.2%  Brazil
 6.1%  Switzerland
 5.2%  Singapore
 4.9%  Italy
 3.0%  South Korea
15.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  GlaxoSmithKline plc                     3.1%
                                                                            -------------------------------------------------
                                                                              2  Deutsche Telekom AG, ADR                2.8%
                                                                            -------------------------------------------------
                                                                              3  Telefonica SA, ADR                      2.8%
                                                                            -------------------------------------------------
                                                                              4  Telecom Italia SpA, ADR                 2.6%
                                                                            -------------------------------------------------
                                                                              5  Petroleo Brasileiro SA, ADR             2.4%
                                                                            -------------------------------------------------
                                                                              6  Centrais Electricas Brasileiras SA,
                                                                                 ADR                                     2.3%
                                                                            -------------------------------------------------
                                                                              7  Portugal Telecommunications, SGPS,
                                                                                 SA, ADR                                 2.3%
                                                                            -------------------------------------------------
                                                                              8  Nestle SA (REGD)                        2.3%
                                                                            -------------------------------------------------
                                                                              9  Banca Intesa SpA                        2.2%
                                                                            -------------------------------------------------
                                                                             10  Unilever NV                             2.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERNATIONAL EQUITY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.90              $ 5.27
Hypothetical**..............................................    $1,000.00         $1,019.75              $ 5.37
INVESTOR A
Actual......................................................    $1,000.00         $  981.70              $ 6.51
Hypothetical**..............................................    $1,000.00         $1,018.50              $ 6.63
INVESTOR B
Actual......................................................    $1,000.00         $  977.90              $10.21
Hypothetical**..............................................    $1,000.00         $1,014.74              $10.40
INVESTOR C
Actual......................................................    $1,000.00         $  977.70              $10.21
Hypothetical**..............................................    $1,000.00         $1,014.74              $10.40

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.06%, Investor A 1.31%, Investor B 2.06% and Investor C 2.06%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERNATIONAL EQUITY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

24.3%  United Kingdom
12.8%  Japan
 9.7%  France
 8.9%  Switzerland
 4.8%  Netherlands
 4.6%  Spain
 3.7%  South Korea
 3.1%  United States
 3.0%  Canada
 2.9%  Germany
22.2%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Samsung Electronics Company, Ltd.       2.7%
                                                                            -------------------------------------------------
                                                                              2  Reed Elsevier plc                       2.2%
                                                                            -------------------------------------------------
                                                                              3  HSBC Holdings plc                       2.0%
                                                                            -------------------------------------------------
                                                                              4  Royal Bank of Scotland plc              1.9%
                                                                            -------------------------------------------------
                                                                              5  UBS AG (REGD)                           1.9%
                                                                            -------------------------------------------------
                                                                              6  Roche Holding AG                        1.9%
                                                                            -------------------------------------------------
                                                                              7  Vodafone Group plc                      1.9%
                                                                            -------------------------------------------------
                                                                              8  Renault SA                              1.9%
                                                                            -------------------------------------------------
                                                                              9  Total SA                                1.9%
                                                                            -------------------------------------------------
                                                                             10  Tyco International Ltd.                 1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO INTERNATIONAL

OPPORTUNITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  956.80              $ 5.49
Hypothetical**..............................................    $1,000.00         $1,019.45              $ 5.67
INVESTOR A
Actual......................................................    $1,000.00         $  955.50              $ 6.72
Hypothetical**..............................................    $1,000.00         $1,018.20              $ 6.93
INVESTOR B
Actual......................................................    $1,000.00         $  951.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.44              $10.71
INVESTOR C
Actual......................................................    $1,000.00         $  952.40              $10.38
Hypothetical**..............................................    $1,000.00         $1,014.44              $10.71

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.12%, Investor A 1.37%, Investor B 2.12% and Investor C 2.12%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO INTERNATIONAL
OPPORTUNITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.7%  United Kingdom
13.9%  Japan
11.2%  Switzerland
 7.3%  France
 6.2%  United States
 4.3%  Bermuda
 3.9%  Germany
 3.1%  Australia
 2.9%  South Korea
 2.8%  Canada
25.7%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  HSBC Holdings plc                       4.0%
                                                                            -------------------------------------------------
                                                                              2  UBS AG (REGD)                           3.9%
                                                                            -------------------------------------------------
                                                                              3  Renault SA                              3.8%
                                                                            -------------------------------------------------
                                                                              4  Roche Holding AG                        3.8%
                                                                            -------------------------------------------------
                                                                              5  Reed Elsevier plc                       3.1%
                                                                            -------------------------------------------------
                                                                              6  Tyco International Ltd.                 3.0%
                                                                            -------------------------------------------------
                                                                              7  Samsung Electronics Company, Ltd.       2.9%
                                                                            -------------------------------------------------
                                                                              8  InterContinental Hotels Group plc       2.7%
                                                                            -------------------------------------------------
                                                                              9  EMI Group plc                           2.7%
                                                                            -------------------------------------------------
                                                                             10  NTL Incorporated                        2.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.7%
            BELGIUM -- 0.5%
   58,346   Interbrew.....................................................   $    1,945
                                                                             ----------
            BRAZIL -- 2.7%
   49,700   Brasil Telecom Participacoes SA, ADR..........................        1,610
  127,400   Petroleo Brasileiro SA, ADR...................................        4,067
  342,100   Tele Norte Leste Participacoes SA, ADR........................        4,526
                                                                             ----------
                                                                                 10,203
                                                                             ----------
            FRANCE -- 1.8%
  587,600   Alcatel SA!!..................................................        6,867
                                                                             ----------
            GERMANY -- 8.3%
  258,100   Bayerische Hypo-und Vereinsbank AG!!@.........................        4,930
  156,800   DaimlerChrysler AG (REGD).....................................        6,456
  426,603   Deutsche Telekom AG!!.........................................        7,895
   53,510   E.On AG.......................................................        3,938
   64,525   Hypo Real Estate Holdings AG!!................................        2,204
  154,700   Volkswagen AG.................................................        5,943
                                                                             ----------
                                                                                 31,366
                                                                             ----------
            ITALY -- 2.5%
  890,178   Banca Intesa SpA..............................................        3,383
1,911,493   Telecom Italia SpA............................................        5,900
                                                                             ----------
                                                                                  9,283
                                                                             ----------
            JAPAN -- 12.0%
  121,000   Fuji Photo Film Company, Ltd. ................................        3,974
1,298,000   Hitachi, Ltd. ................................................        7,843
  350,000   Matsushita Electric Industrial Company Ltd. ..................        4,671
      596   Millea Holdings, Inc. ........................................        7,679
      755   Mitsubishi Tokyo Financial Group Inc. ........................        6,295
    1,363   Nippon Telegraph and Telephone Corporation....................        5,429
  133,500   Sankyo Company, Ltd. .........................................        2,822
    1,144   Sumitomo Mitsui Financial Group, Inc. ........................        6,539
                                                                             ----------
                                                                                 45,252
                                                                             ----------
            MEXICO -- 3.2%
  178,809   Cemex SA de CV, ADR...........................................        5,032
  222,000   Telefonos de Mexico SA de CV 'L', ADR.........................        7,164
                                                                             ----------
                                                                                 12,196
                                                                             ----------
            NETHERLANDS -- 10.5%
  344,479   ABN AMRO Holding NV(a)........................................        7,826
  711,600   Aegon NV......................................................        7,671

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NETHERLANDS -- (CONTINUED)
   80,800   Akzo Nobel NV.................................................   $    2,853
  347,283   ING Groep NV(a)...............................................        8,765
  374,580   Koninklijke Ahold NV!!........................................        2,391
  136,120   Koninklijke Ahold NV!!@.......................................          869
  162,400   Unilever NV...................................................        9,343
                                                                             ----------
                                                                                 39,718
                                                                             ----------
            RUSSIA -- 1.3%
   40,600   LUKOIL, ADR...................................................        5,034
                                                                             ----------
            SOUTH KOREA -- 1.5%
  317,400   KT Corporation, ADR...........................................        5,735
                                                                             ----------
            SPAIN -- 4.6%
  567,680   Banco Bilbao Vizcaya Argentaria SA............................        7,813
   92,000   Repsol YPF SA.................................................        2,020
  498,341   Telefonica SA.................................................        7,458
                                                                             ----------
                                                                                 17,291
                                                                             ----------
            SWITZERLAND -- 5.0%
   48,300   Nestle SA (REGD)..............................................       11,062
   39,600   Zurich Financial Services AG!!................................        5,645
   15,400   Zurich Financial Services AG!!@...............................        2,195
                                                                             ----------
                                                                                 18,902
                                                                             ----------
            UNITED KINGDOM -- 11.7%
  463,600   Abbey National plc............................................        4,698
2,519,100   BAE Systems plc...............................................       10,245
1,664,893   BT Group plc..................................................        5,415
  491,200   GlaxoSmithKline plc...........................................       10,587
1,079,400   J Sainsbury plc...............................................        4,976
1,359,961   Marks & Spencer Group plc(a)..................................        8,441
                                                                             ----------
                                                                                 44,362
                                                                             ----------
            UNITED STATES -- 33.1%
  345,900   Albertson's, Inc. ............................................        8,277
  120,100   Altria Group, Inc. ...........................................        5,650
  312,800   BellSouth Corporation.........................................        8,484
  274,000   Bristol-Myers Squibb Company..................................        6,486
   78,400   CIT Group Inc. ...............................................        2,931
  479,800   El Paso Corporation...........................................        4,409
  370,700   Ford Motor Company............................................        5,208
  135,100   Goodyear Tire & Rubber Company!!(a)...........................        1,451
   72,700   J.P. Morgan Chase & Company...................................        2,888
  130,200   Loews Corporation.............................................        7,617
  217,900   Merck & Company, Inc. ........................................        7,191
  462,900   Safeway Inc.!!................................................        8,939
  285,500   SBC Communications Inc. ......................................        7,409
  554,900   Schering-Plough Corporation...................................       10,576
  356,400   Sprint Corporation (FON Group)................................        7,174
  509,400   Tenet Healthcare Corporation!!................................        5,496
  443,619   The Kroger Company!!..........................................        6,885
  127,200   Toys R Us, Inc.!!.............................................        2,257

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            UNITED STATES -- (CONTINUED)
  201,500   Unisys Corporation............................................   $    2,079
   43,900   UST Inc. .....................................................        1,767
  156,700   Verizon Communications Inc. ..................................        6,171
  376,000   Xerox Corporation!!...........................................        5,294
                                                                             ----------
                                                                                124,639
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $339,791).............................................      372,793
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT
              COMPANIES -- 3.1%
              (Cost $11,888)
   11,888   Nations Cash Reserves, Capital Class Shares#..................       11,888
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $351,679*)..................................     101.8%     384,681
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (1.8)%     (6,676)
                                                                             ----------
            NET ASSETS..........................................             $  378,005
                                                                     100.0%  ==========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $6,747.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $5,191 and $6,377, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          21.2%   $        80,370
Commercial banking..........................................          11.6             43,688
Pharmaceuticals.............................................          10.0             37,662
Food and drug stores........................................           8.6             32,337
Insurance...................................................           8.1             30,807
Food products...............................................           5.4             20,405
Automotive..................................................           5.0             19,058
Financial services..........................................           3.1             11,696
Oil and gas.................................................           2.9             11,121
Aerospace and defense.......................................           2.7             10,245
Retail -- Specialty.........................................           2.2              8,441
Diversified electronics.....................................           2.1              7,843
Tobacco.....................................................           2.0              7,417
Networking and telecommunications equipment.................           1.8              6,867
Health services.............................................           1.5              5,496
Computers and office equipment..............................           1.4              5,294
Construction................................................           1.3              5,032
Household products..........................................           1.2              4,671
Natural gas distribution....................................           1.2              4,409
Leisure and recreation products.............................           1.1              3,974
Other.......................................................           4.3             15,960
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          98.7            372,793
AFFILIATED INVESTMENT COMPANIES.............................           3.1             11,888
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         101.8            384,681
OTHER ASSETS AND LIABILITIES (NET)..........................          (1.8)            (6,676)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       378,005
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.4%
            Investment in Nations Master Investment Trust,
              International Value Master Portfolio*.......................   $3,427,359
                                                                             ----------
            TOTAL INVESTMENTS...................................      99.4%   3,427,359
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       0.6%      20,107
                                                                             ----------
            NET ASSETS..........................................     100.0%  $3,447,466
                                                                             ==========

---------------

 *
 The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.8%
            AUSTRALIA -- 0.7%
  218,193   The News Corporation Ltd., ADR(a).............................   $    7,172
                                                                             ----------
            AUSTRIA -- 0.5%
  121,734   Erste Bank der osterreichischen Sparkassen AG.................        5,065
                                                                             ----------
            BERMUDA -- 2.2%
  206,500   Esprit Holdings Ltd. .........................................        1,049
  343,400   Golar LNG Ltd.!!..............................................        5,407
  477,438   Tyco International Ltd. ......................................       14,638
                                                                             ----------
                                                                                 21,094
                                                                             ----------
            BRAZIL -- 0.9%
  155,886   Natura Cosmeticos SA@.........................................        3,152
  220,521   Unibanco Holdings, GDR(a).....................................        5,343
                                                                             ----------
                                                                                  8,495
                                                                             ----------
            CANADA -- 3.0%
  481,090   Celestica Inc.!!..............................................        6,101
  211,150   Manulife Financial Corporation................................        9,243
  271,017   Shoppers Drug Mart Corporation................................        7,325
  248,161   Talisman Energy Inc. .........................................        6,430
                                                                             ----------
                                                                                 29,099
                                                                             ----------
            CAYMAN ISLANDS -- 0.5%
1,474,500   ASM Pacific Technology Ltd.(a)................................        4,831
                                                                             ----------
            CHINA -- 1.0%
  149,413   China Telecom Corporation, Ltd., ADR..........................        4,826
   99,625   CNOOC Ltd., ADR(a)............................................        5,240
                                                                             ----------
                                                                                 10,066
                                                                             ----------
            FRANCE -- 9.7%
  441,380   Axa...........................................................        8,930
  127,797   BNP Paribas SA................................................        8,254
  100,420   Carrefour SA..................................................        4,723
  290,760   France Telecom SA@............................................        7,244
  228,782   JC Decaux SA!!................................................        5,200
  222,925   Renault SA....................................................       18,232
  186,876   Sanofi-Synthelabo SA..........................................       13,555
   89,501   Total SA(a)...................................................       18,231
   90,730   Vinci SA......................................................       10,440
                                                                             ----------
                                                                                 94,809
                                                                             ----------
            GERMANY -- 2.9%
  406,520   Depfa Bank plc................................................        5,529
  114,358   Heidelberger Druckmaschinen AG!!@.............................        3,402
   62,459   SAP AG........................................................        9,736
  129,305   Siemens AG (REGD).............................................        9,476
                                                                             ----------
                                                                                 28,143
                                                                             ----------
            HONG KONG -- 0.9%
1,754,000   Henderson Land Development Company, Ltd. .....................        8,390
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HUNGARY -- 0.5%
  111,383   OTP Bank Rt., ADR@............................................   $    4,984
                                                                             ----------
            INDIA -- 0.6%
  454,982   ICICI Bank Ltd., ADR..........................................        6,279
                                                                             ----------
            IRELAND -- 1.5%
  514,419   Allied Irish Banks plc........................................        8,568
  276,323   CRH plc.......................................................        6,555
                                                                             ----------
                                                                                 15,123
                                                                             ----------
            JAPAN -- 12.8%
   76,180   ACOM COMPANY, LTD. ...........................................        4,714
  308,442   CANON Inc. ...................................................       14,496
  269,900   Honda Motor Company Ltd. .....................................       13,077
    1,960   KDDI Corporation..............................................        9,514
   35,700   KEYENCE CORPORATION...........................................        7,508
  527,500   KONICA MINOLTA HOLDINGS, INC. ................................        7,213
      521   Millea Holdings, Inc. ........................................        6,713
    1,140   Mitsubishi Tokyo Financial Group Inc..........................        9,506
  876,500   Nissan Motor Company, Ltd. ...................................        9,543
  139,950   Promise Company, Ltd. ........................................        9,155
  264,000   Sony Corporation..............................................        9,006
  148,340   TAKEFUJI CORPORATION..........................................        9,489
  220,500   YAMADA DENKI CO., LTD.(a).....................................        7,602
  116,300   Yamanouchi Pharmaceutical Company, Ltd. ......................        3,757
  322,000   YAMATO TRANSPORT CO., LTD. ...................................        4,432
                                                                             ----------
                                                                                125,725
                                                                             ----------
            MEXICO -- 1.1%
  199,391   Grupo Televisa SA, ADR........................................       10,514
                                                                             ----------
            NETHERLANDS -- 4.8%
  276,000   ABN AMRO Holding NV...........................................        6,270
  384,797   ING Groep NV..................................................        9,711
  411,959   Koninklijke (Royal) Philips Electronics NV....................        9,436
   73,840   Royal Dutch Petroleum Company.................................        3,803
  360,198   TPG NV........................................................        8,800
   38,260   Unilever NV...................................................        2,201
  459,870   Vedior NV.....................................................        7,111
                                                                             ----------
                                                                                 47,332
                                                                             ----------
            NEW ZEALAND -- 1.0%
2,487,705   Telecom Corporation of New Zealand Ltd. ......................        9,903
                                                                             ----------
            NORWAY -- 1.0%
1,268,000   Telenor ASA...................................................        9,654
                                                                             ----------
            PORTUGAL -- 0.7%
  641,490   Portugal Telecom, SGPS, SA (REGD).............................        7,067
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RUSSIA -- 0.6%
   40,018   Mobile Telesystems, ADR.......................................   $    5,802
                                                                             ----------
            SINGAPORE -- 1.8%
4,625,000   Capitaland Ltd. ..............................................        4,917
7,289,518   Shangri-La Asia Ltd.@(a)......................................        7,852
  574,000   United Overseas Bank..........................................        4,671
                                                                             ----------
                                                                                 17,440
                                                                             ----------
            SOUTH KOREA -- 3.7%
  138,860   KT Corporation................................................        4,492
   65,255   Samsung Electronics Company, Ltd. ............................       25,955
   38,811   SK Telecom Company, Ltd. .....................................        5,915
                                                                             ----------
                                                                                 36,362
                                                                             ----------
            SPAIN -- 4.6%
  220,783   Altadis, SA...................................................        7,513
1,385,933   Amadeus Global Travel Distribution SA.........................       10,965
  587,700   Enagas........................................................        7,029
  245,419   Sogecable, SA!!(a)............................................        9,876
  620,390   Telefonica SA.................................................        9,285
                                                                             ----------
                                                                                 44,668
                                                                             ----------
            SWITZERLAND -- 8.9%
  194,079   Credit Suisse Group...........................................        6,194
    7,488   Geberit AG....................................................        5,817
   41,553   Nestle SA (REGD)..............................................        9,517
  161,970   Novartis AG...................................................        7,549
  179,446   Roche Holding AG..............................................       18,537
  141,788   Syngenta AG...................................................       13,512
  267,624   UBS AG (REGD).................................................       18,839
   47,720   Zurich Financial Services AG..................................        6,802
                                                                             ----------
                                                                                 86,767
                                                                             ----------
            TAIWAN -- 0.5%
  623,649   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........        4,453
                                                                             ----------
            UNITED KINGDOM -- 24.3%
  842,400   Aviva plc.....................................................        8,346
  722,500   BAA plc.......................................................        7,236
1,702,900   BAE Systems plc...............................................        6,926
  398,653   BOC Group plc.................................................        6,377
  387,049   Boots Group plc...............................................        4,496
  964,900   British Airways plc!!.........................................        3,623
  563,107   British American Tobacco plc..................................        8,162
2,159,300   BT Group plc..................................................        7,023
  601,368   Cadbury Schweppes plc.........................................        4,625
  143,912   Carnival plc..................................................        7,075
  714,288   Diageo plc....................................................        8,919
3,214,188   EMI Group plc.................................................       12,839
1,026,295   FirstGroup plc................................................        5,451
  418,010   GlaxoSmithKline plc...........................................        9,009
1,208,374   HSBC Holdings plc.............................................       19,176
1,137,035   InterContinental Hotels Group plc.............................       12,932
1,663,525   Kingfisher plc................................................        9,279
  971,400   Lloyds TSB Group plc..........................................        7,585
2,463,049   Reed Elsevier plc.............................................       21,616
1,075,000   Reuters Group plc.............................................        6,060

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  654,122   Royal Bank of Scotland plc....................................   $   18,890
1,037,000   Shell Transport and Trading Company plc.......................        7,609
1,062,400   Unilever plc..................................................        8,646
7,636,434   Vodafone Group plc............................................       18,275
  499,100   Wolseley plc..................................................        8,521
                                                                             ----------
                                                                                238,696
                                                                             ----------
            UNITED STATES -- 3.1%
  199,674   NTL Incorporated!!............................................       12,394
  107,400   Synthes, Inc. ................................................       11,697
  122,075   Wynn Resorts, Ltd.!!..........................................        6,310
                                                                             ----------
                                                                                 30,401
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $797,231).............................................      918,334
                                                                             ----------
            PREFERRED STOCKS -- 0.8%
            AUSTRALIA -- 0.8%
              (Cost $8,358)
  261,100   The News Corporation Ltd., ADR................................        8,180
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.4%
              (Cost $72,090)
   72,090   Nations Cash Reserves, Capital Class Shares#..................       72,090
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $877,679*)..................................     102.0%     998,604
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.0)%    (19,537)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $  979,067
                                                                             ==========

---------------

 *Federal income tax information (see Note 9).

 @Portions of these securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $34,226.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $25,486 and $33,136, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
GDR   --   Global Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          10.6%   $       104,591
Telecommunications services.................................          10.0             99,000
Pharmaceuticals.............................................           5.4             52,407
Automotive..................................................           4.2             40,852
Insurance...................................................           4.1             40,034
Integrated oil..............................................           3.6             34,883
Lodging and recreation......................................           3.5             34,169
Diversified electronics.....................................           3.3             32,056
Broadcasting and cable......................................           3.1             30,080
Media.......................................................           2.9             28,775
Publishing and advertising..................................           2.7             26,816
Electronics.................................................           2.7             26,044
Investment services.........................................           2.6             25,033
Food products...............................................           2.6             24,989
Railroads, trucking and shipping............................           2.5             24,090
Construction................................................           2.3             22,812
Computers and office equipment..............................           2.2             21,709
Financial services..........................................           1.9             18,866
Commercial services.........................................           1.8             18,076
Diversified manufacturing...................................           1.7             16,984
Other.......................................................          20.1            196,068
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          93.8            918,334
PREFERRED STOCKS............................................           0.8              8,180
AFFILIATED INVESTMENT COMPANIES.............................           7.4             72,090
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         102.0            998,604
OTHER ASSETS AND LIABILITIES (NET)..........................          (2.0)           (19,537)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       979,067
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 89.7%
             AUSTRALIA -- 1.5%
   318,751   The News Corporation Ltd., ADR(a).............................   $   10,477
                                                                              ----------
             AUSTRIA -- 1.0%
   177,821   Erste Bank der osterreichischen Sparkassen AG.................        7,399
                                                                              ----------
             BERMUDA -- 4.3%
   305,000   Esprit Holdings Ltd. .........................................        1,549
   460,483   Golar LNG Ltd.!!..............................................        7,251
   703,754   Tyco International Ltd. ......................................       21,577
                                                                              ----------
                                                                                  30,377
                                                                              ----------
             BRAZIL -- 1.7%
   214,111   Natura Cosmeticos SA@.........................................        4,329
   316,651   Unibanco Holdings, GDR........................................        7,672
                                                                              ----------
                                                                                  12,001
                                                                              ----------
             CANADA -- 2.8%
   398,481   Shoppers Drug Mart Corporation................................       10,769
   362,233   Talisman Energy Inc. .........................................        9,385
                                                                              ----------
                                                                                  20,154
                                                                              ----------
             CAYMAN ISLANDS -- 1.0%
 2,115,500   ASM Pacific Technology Ltd.(a)................................        6,931
                                                                              ----------
             CHINA -- 2.1%
   218,124   China Telecom Corporation, Ltd., ADR(a).......................        7,045
   145,072   CNOOC Ltd., ADR...............................................        7,631
                                                                              ----------
                                                                                  14,676
                                                                              ----------
             FRANCE -- 7.3%
   337,957   JC Decaux SA!!................................................        7,681
   330,588   Renault SA....................................................       27,038
    86,385   Total SA......................................................       17,595
                                                                              ----------
                                                                                  52,314
                                                                              ----------
             GERMANY -- 3.9%
    90,919   SAP AG........................................................       14,172
   188,509   Siemens AG (REGD).............................................       13,813
                                                                              ----------
                                                                                  27,985
                                                                              ----------
             HUNGARY -- 1.0%
   163,784   OTP Bank Rt., ADR@............................................        7,329
                                                                              ----------
             INDIA -- 1.3%
   662,274   ICICI Bank Ltd., ADR..........................................        9,139
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- 13.9%
   145,000   CANON Inc. ...................................................   $    6,815
     2,890   KDDI Corporation..............................................       14,028
    52,800   KEYENCE CORPORATION...........................................       11,105
       761   Millea Holdings, Inc. ........................................        9,805
     1,681   Mitsubishi Tokyo Financial Group Inc. ........................       14,017
 1,245,000   Nissan Motor Company, Ltd. ...................................       13,555
   385,400   Sony Corporation..............................................       13,148
   325,200   YAMADA DENKI CO., LTD. .......................................       11,212
   459,000   YAMATO TRANSPORT CO., LTD.                                            6,318
                                                                              ----------
                                                                                 100,003
                                                                              ----------
             MEXICO -- 2.2%
   291,045   Grupo Televisa SA, ADR........................................       15,347
                                                                              ----------
             RUSSIA -- 1.2%
    58,130   Mobile Telesystems, ADR.......................................        8,428
                                                                              ----------
             SINGAPORE -- 2.6%
 6,818,000   Capitaland Ltd. ..............................................        7,249
10,483,665   Shangri-La Asia Ltd.@(a)......................................       11,293
                                                                              ----------
                                                                                  18,542
                                                                              ----------
             SOUTH KOREA -- 2.9%
    51,190   Samsung Electronics Company, Ltd. ............................       20,360
                                                                              ----------
             SPAIN -- 2.0%
   360,172   Sogecable, SA!!(a)............................................       14,494
                                                                              ----------
             SWITZERLAND -- 11.2%
    60,982   Nestle SA (REGD)..............................................       13,967
   261,207   Roche Holding AG..............................................       26,985
   118,206   Syngenta AG...................................................       11,265
   390,643   UBS AG (REGD).................................................       27,499
                                                                              ----------
                                                                                  79,716
                                                                              ----------
             TAIWAN -- 0.9%
   912,176   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........        6,513
                                                                              ----------
             UNITED KINGDOM -- 18.7%
   564,965   Boots Group plc...............................................        6,563
   212,130   Carnival plc..................................................       10,429
 4,737,780   EMI Group plc.................................................       18,925
 1,776,871   HSBC Holdings plc.............................................       28,198
 1,676,013   InterContinental Hotels Group plc.............................       19,062
 2,486,776   Reed Elsevier plc.............................................       21,825

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
   493,792   Royal Bank of Scotland plc@...................................   $   14,261
 6,139,227   Vodafone Group plc............................................       14,693
                                                                              ----------
                                                                                 133,956
                                                                              ----------
             UNITED STATES -- 6.2%
   293,332   NTL Incorporated!!............................................       18,207
   158,904   Synthes, Inc. ................................................       17,307
   167,621   Wynn Resorts, Ltd.!!..........................................        8,664
                                                                              ----------
                                                                                  44,178
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $566,446).............................................      640,319
                                                                              ----------
             PREFERRED STOCKS -- 1.6%
             AUSTRALIA -- 1.6%
               (Cost $12,007)
   375,000   The News Corporation Ltd., ADR................................       11,749
                                                                              ----------
  SHARES
  (000)
----------
             AFFILIATED INVESTMENT COMPANIES -- 11.1%
               (Cost $79,023)
    79,023   Nations Cash Reserves, Capital Class Shares#..................       79,023
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $657,476*)..................................     102.4%     731,091
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.4)%    (17,271)
                                                                              ----------
             NET ASSETS..........................................     100.0%  $  713,820
                                                                              ==========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $37,642.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $31,053 and $36,714, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
GDR   --   Global Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.2%   $        88,015
Lodging and recreation......................................           6.9             49,448
Telecommunications services.................................           6.2             44,194
Broadcasting and cable......................................           6.2             44,031
Automotive..................................................           5.7             40,593
Media.......................................................           4.7             33,419
Publishing and advertising..................................           4.1             29,506
Investment services.........................................           3.9             27,499
Pharmaceuticals.............................................           3.8             26,985
Integrated oil..............................................           3.5             25,226
Diversified manufacturing...................................           3.5             24,918
Electronics.................................................           3.4             24,360
Conglomerates...............................................           3.0             21,577
Diversified electronics.....................................           2.9             20,360
Food and drug stores........................................           2.4             17,332
Medical devices and supplies................................           2.4             17,307
Software....................................................           2.0             14,172
Food products...............................................           2.0             13,967
Railroads, trucking and shipping............................           1.9             13,569
Semiconductors..............................................           1.9             13,444
Other.......................................................           7.1             50,397
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          89.7            640,319
PREFERRED STOCKS............................................           1.6             11,749
AFFILIATED INVESTMENT COMPANIES.............................          11.1             79,023
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         102.4            731,091
OTHER ASSETS AND LIABILITIES (NET)..........................          (2.4)           (17,271)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       713,820
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                  GLOBAL             INTERNATIONAL         INTERNATIONAL         INTERNATIONAL
                                                   VALUE                 VALUE                EQUITY             OPPORTUNITIES
                                             -----------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost........  $         339,791     $       3,120,262     $         805,589     $         578,453
Affiliated investments, at cost............             11,888                    --                72,090                79,023
                                             -----------------     -----------------     -----------------     -----------------
Non-affiliated investments, at value.......            372,793             3,427,359               926,514               652,068
Affiliated investments, at value...........             11,888                    --                72,090                79,023
Cash.......................................                 --                    --                   859                 2,001
Foreign currency (cost $89, $--, $277 and
  $--, respectively).......................                 89                    --                   277                    --
Receivable for investment securities
  sold.....................................                 --                    --                14,925                20,547
Receivable for Fund shares sold............                 --                25,194                     2                    --
Dividends receivable.......................                775                    --                 2,578                 1,859
                                             -----------------     -----------------     -----------------     -----------------
    Total assets...........................            385,545             3,452,553             1,017,245               755,498
                                             -----------------     -----------------     -----------------     -----------------
LIABILITIES:
Collateral on securities loaned............             (6,747)                   --               (34,226)              (37,642)
Investment advisory fee payable............               (283)                   --                  (562)                 (455)
Administration fee payable.................                (69)                 (473)                 (174)                 (125)
Due to custodian...........................               (162)                   --                    --                    --
Shareholder servicing and distribution fees
  payable..................................               (131)                 (398)                  (14)                  (24)
Payable for investment securities
  purchased................................                 --                    --                (2,725)               (3,191)
Payable for Fund shares redeemed...........                 --                (3,571)                   (6)                   --
Accrued Trustees' fees and expenses........                (28)                  (45)                 (141)                  (36)
Accrued expenses and other liabilities.....               (120)                 (600)                 (330)                 (205)
                                             -----------------     -----------------     -----------------     -----------------
    Total liabilities......................             (7,540)               (5,087)              (38,178)              (41,678)
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $         378,005     $       3,447,466     $         979,067     $         713,820
                                             =================     =================     =================     =================
NET ASSETS CONSIST OF:
Undistributed net investment income........  $           2,906     $          39,522     $           9,635     $           2,494
Accumulated net realized gain/(loss) on
  investments..............................             11,825               102,161              (101,961)               (4,261)
Unrealized appreciation/(depreciation) on:
  Investments..............................             33,002               307,097               120,925                73,615
  Foreign currency translations............                  2                    --                     8                    51
Paid-in capital............................            330,270             2,998,686               950,460               641,921
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $         378,005     $       3,447,466     $         979,067     $         713,820
                                             =================     =================     =================     =================
PRIMARY A SHARES:
Net assets.................................  $     128,931,215     $   2,390,812,155     $     942,468,341     $     661,578,393
Number of shares outstanding...............         11,341,228           115,600,601            79,102,037            62,708,813
Net asset value and redemption price per
  share....................................  $           11.37     $           20.68     $           11.91     $           10.55
INVESTOR A SHARES:
Net assets.................................  $     122,064,593     $     792,614,658     $      25,712,543     $      29,042,991
Number of shares outstanding...............         10,804,748            38,496,628             2,183,660             2,782,101
Net asset value and redemption price per
  share....................................  $           11.30     $           20.59     $           11.77     $           10.44
Maximum sales charge.......................              5.75%                 5.75%                 5.75%                 5.75%
Maximum offering price per share...........  $           11.99     $           21.85     $           12.49     $           11.08
INVESTOR B SHARES:
Net assets.................................  $      32,794,350     $     105,596,716     $       8,800,824     $      11,268,008
Number of shares outstanding...............          2,960,158             5,221,662               796,376             1,114,036
Net asset value and redemption price per
  share+...................................  $           11.08     $           20.22     $           11.05     $           10.11
INVESTOR C SHARES:
Net assets.................................  $      94,215,020     $     158,442,507     $       2,085,162     $      11,930,400
Number of shares outstanding...............          8,504,333             7,842,504               190,468             1,179,200
Net asset value and redemption price per
  share+...................................  $           11.08     $           20.20     $           10.95     $           10.12

---------------

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                          GLOBAL         INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                          VALUE              VALUE              EQUITY         OPPORTUNITIES
                                                      -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $526,
  $0, $1,610 and $615, respectively)................  $        6,133     $           --     $       12,108     $        5,819
Dividend income from affiliated funds...............              44                 --                213                258
Interest............................................              --                 --                  2                 --
Securities lending..................................              91                 --                308                321
Allocated from Portfolio:
Dividends (Net of foreign withholding taxes of
  $6,268)+..........................................              --             56,361                 --                 --
Dividend income from affiliated funds+..............              --                358                 --                 --
Securities lending+.................................              --                689                 --                 --
Expenses (Net of waiver of $0, $1,158, $0 and $0,
  respectively)+....................................              --            (15,344)                --                 --
                                                      --------------     --------------     --------------     --------------
    Total investment income.........................           6,268             42,064             12,631              6,398
                                                      --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee.............................           1,766                 --              3,768              2,518
Administration fee..................................             431              2,898              1,037                692
Transfer agent fees.................................             114                773                127                 76
Custodian fees......................................              45                 --                230                104
Legal and audit fees................................              54                 48                 56                 55
Registration and filing fees........................              20                 33                 27                 26
Trustees' fees and expenses.........................              12                  5                 12                 12
Interest expense....................................              --                 --                 --*                --
Printing expense....................................              37                104                 35                 29
Other...............................................               8                 15                 50                 13
Non-recurring costs (see Note 10)...................              --                631                175                 --
Cost assumed by Bank of America Corporation (see
  Note 10)..........................................              --               (631)              (175)                --
                                                      --------------     --------------     --------------     --------------
    Subtotal........................................           2,487              3,876              5,342              3,525
Shareholder servicing and distribution fees:
  Investor A Shares.................................             156                952                 32                 30
  Investor B Shares.................................             170                533                 46                 50
  Investor C Shares.................................             490                807                 10                 50
                                                      --------------     --------------     --------------     --------------
    Total expenses..................................           3,303              6,168              5,430              3,655
Fees reduced by credits allowed by the custodian
  (see Note 3)......................................              --*                --                 (3)                (1)
Reimbursement from investment adviser (see Note
  2)................................................              --                 --               (328)                --
                                                      --------------     --------------     --------------     --------------
    Net expenses....................................           3,303              6,168              5,099              3,654
                                                      --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................           2,965             35,896              7,532              2,744
                                                      --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................          11,908                 --             74,373             (1,319)
  Security transactions allocated from Portfolio+...              --            141,676                 --                 --
  Foreign currencies and net other assets...........             (85)                --            (15,153)              (368)
  Foreign currencies and net other assets allocated
    from Portfolio+.................................              --               (599)                --                 --
                                                      --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments.............          11,823            141,077             59,220             (1,687)
                                                      --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................         (23,568)                --            (82,529)           (25,053)
  Securities allocated from Portfolio+..............              --           (187,835)                --                 --
  Foreign currencies and net other assets...........               7                 --                103                 35
                                                      --------------     --------------     --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................         (23,561)          (187,835)           (82,426)           (25,018)
                                                      --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................         (11,738)           (46,758)           (23,206)           (26,705)
                                                      --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $       (8,773)    $      (10,862)    $      (15,674)    $      (23,961)
                                                      ==============     ==============     ==============     ==============

---------------

+ Allocated from Nations International Value Master Portfolio.

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        GLOBAL VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $        2,965     $          788
Net realized gain/(loss) on investments.....................          11,823             19,822
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (23,561)           113,541
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (8,773)           134,151
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (669)
  Investor A Shares.........................................              --               (401)
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (5,638)            (1,081)
  Investor A Shares.........................................          (5,116)              (998)
  Investor B Shares.........................................          (1,421)              (306)
  Investor C Shares.........................................          (4,097)              (848)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (5,169)           113,819
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (30,214)           243,667
NET ASSETS:
Beginning of period.........................................         408,219            164,552
                                                              --------------     --------------
End of period...............................................  $      378,005     $      408,219
                                                              ==============     ==============
Undistributed net investment income/(loss) or (distributions
  in excess of net investment income) at end of period......  $        2,906     $          (59)
                                                              ==============     ==============

---------------

+ Allocated from Nations International Value Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

          INTERNATIONAL VALUE              INTERNATIONAL EQUITY           INTERNATIONAL OPPORTUNITIES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       35,896   $       30,977   $        7,532   $        7,830   $        2,744   $          484
                --               --           59,220           58,090           (1,687)          14,489

           141,077          103,776               --               --               --               --

                --               --          (82,426)         260,782          (25,018)          99,184

          (187,835)       1,577,873               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

           (10,862)       1,712,626          (15,674)         326,702          (23,961)         114,157

                --          (24,973)              --           (9,144)              --             (202)
                --           (6,417)              --             (231)              --               --
                --             (289)              --              (45)              --               --
                --             (417)              --               (7)              --               --


                --               --               --               --           (5,943)          (2,407)
                --               --               --               --             (243)             (70)
                --               --               --               --             (106)             (48)
                --               --               --               --             (103)             (24)

          (106,730)        (399,295)          38,131           55,529          197,893          333,861
    --------------   --------------   --------------   --------------   --------------   --------------
          (117,592)       1,281,235           22,457          372,804          167,537          445,267

         3,565,058        2,283,823          956,610          583,806          546,283          101,016
    --------------   --------------   --------------   --------------   --------------   --------------
    $    3,447,466   $    3,565,058   $      979,067   $      956,610   $      713,820   $      546,283
    ==============   ==============   ==============   ==============   ==============   ==============

    $       39,522   $        3,626   $        9,635   $        2,103   $        2,494   $         (250)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             GLOBAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     12      $   158        5,511    $ 57,989
  Issued as reinvestment of dividends.......................     98        1,082           25         277
  Redeemed**................................................   (689)      (7,984)      (1,572)    (16,294)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (579)     $(6,744)       3,964    $ 41,972
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    522      $ 5,922        5,783    $ 59,599
  Shares issued upon conversion from Investor B shares......      8           94            3          32
  Issued as reinvestment of dividends.......................    282        3,098           82         883
  Redeemed**................................................   (603)      (6,947)      (1,829)    (19,308)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    209      $ 2,167        4,039    $ 41,206
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     34      $   368        1,051    $ 10,524
  Issued as reinvestment of dividends.......................     95        1,028           21         215
  Shares redeemed upon conversion into Investor A shares....     (9)         (94)          (3)        (32)
  Redeemed**................................................   (139)      (1,585)        (244)     (2,538)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (19)     $  (283)         825    $  8,169
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................    132      $ 1,431        3,226    $ 32,565
  Issued as reinvestment of dividends.......................    248        2,679           53         548
  Redeemed**................................................   (392)      (4,419)      (1,061)    (10,641)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (12)     $  (309)       2,218    $ 22,472
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (401)     $(5,169)      11,046    $113,819
                                                               ====      =======       ======    ========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $--* and $1 for Primary A, $3 and $1 for Investor
   A, $-- and $--* for Investor B and $-- and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                           INTERNATIONAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,601    $  31,897        3,534    $  59,636
  Issued as reinvestment of dividends.......................      --           --          526       10,033
  Redeemed**................................................  (6,168)    (124,066)     (22,478)    (380,125)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (4,567)   $ (92,169)     (18,418)   $(310,456)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,781    $  76,698        9,233    $ 156,413
  Shares issued upon conversion from Investor B shares......      16          317           10          191
  Shares issued upon conversion from Investor C shares......      --*           9           --           --
  Issued as reinvestment of dividends.......................      --           --          266        5,055
  Redeemed**................................................  (3,713)     (74,300)     (12,598)    (212,015)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      84    $   2,724       (3,089)   $ (50,356)
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       8    $     168           32    $     545
  Issued as reinvestment of dividends.......................      --           --           12          230
  Shares redeemed upon conversion into Investor A shares....     (16)        (317)         (10)        (191)
  Redeemed**................................................    (312)      (6,188)        (879)     (14,689)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (320)   $  (6,337)        (845)   $ (14,105)
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      70    $   1,382          194    $   3,250
  Issued as reinvestment of dividends.......................      --           --           14          262
  Shares redeemed upon conversion into Investor A shares....      --*          (9)
  Redeemed**................................................    (622)     (12,321)      (1,724)     (27,890)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (552)   $ (10,948)      (1,516)   $ (24,378)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (5,355)   $(106,730)     (23,868)   $(399,295)
                                                              ======    =========      =======    =========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $2 and $7 for Primary A, $17 and $2 for Investor A,
   $-- and $--* for Investor B, and $--* and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          INTERNATIONAL EQUITY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   8,557    $100,121       36,951    $ 357,412
  Issued as reinvestment of dividends.......................      --          --          369        4,201
  Redeemed**................................................  (5,111)    (60,174)     (31,162)    (304,519)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   3,446    $ 39,947        6,158    $  57,094
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     223    $  2,608        1,713    $  16,621
  Shares issued upon conversion from Investor B shares......      --*          1           --*           2
  Shares issued upon conversion from Investor C shares......       3          35           --           --
  Issued as reinvestment of dividends.......................      --          --           16          183
  Redeemed**................................................    (325)     (3,801)      (1,825)     (17,839)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (99)   $ (1,157)         (96)   $  (1,033)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      26    $    290           78    $     774
  Issued as reinvestment of dividends.......................      --          --            4           41
  Shares redeemed upon conversion into Investor A shares....      --*         (1)          --*          (2)
  Redeemed**................................................    (111)     (1,203)        (144)      (1,369)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (85)   $   (914)         (62)   $    (556)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      30    $    328          117    $   1,119
  Issued as reinvestment of dividends.......................      --          --           --*           4
  Shares redeemed upon conversion into Investor A shares....      (3)        (35)          --           --
  Redeemed**................................................      (4)        (38)        (119)      (1,099)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      23    $    255           (2)   $      24
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   3,285    $ 38,131        5,998    $  55,529
                                                              ======    ========      =======    =========

---------------

  *Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $1 and $12 for Primary A, $--* and $--* for Investor A, $--* and $--* for Investor B, and $-- and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  19,423    $205,622      35,348    $340,526
  Issued as reinvestment of dividends.......................     113       1,155          56         529
  Redeemed**................................................  (2,500)    (26,328)     (3,357)    (32,239)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  17,036    $180,449      32,047    $308,816
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,151    $ 12,099       1,686    $ 16,791
  Shares issued upon conversion from Investor B shares......      25         256          --*          3
  Issued as reinvestment of dividends.......................      16         159           5          44
  Redeemed**................................................    (201)     (2,102)       (228)     (2,240)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     991    $ 10,412       1,463    $ 14,598
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     331    $  3,389         508    $  4,880
  Issued as reinvestment of dividends.......................       8          77           3          31
  Shares redeemed upon conversion into Investor A shares....     (26)       (256)         --*         (3)
  Redeemed**................................................     (27)       (280)        (92)       (892)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     286    $  2,930         419    $  4,016
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     450    $  4,562         680    $  6,730
  Issued as reinvestment of dividends.......................       5          46           1          11
  Redeemed**................................................     (51)       (506)        (34)       (310)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     404    $  4,102         647    $  6,431
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  18,717    $197,893      34,576    $333,861
                                                              ======    ========      ======    ========

---------------

  *Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $--* and $2 for Primary A, $3 and $--* for Investor
   A, $1 and $--* for Investor B, and $1 and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                            NET ASSET                   NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            -------------------------------------------------------------------------------------
GLOBAL VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $12.10        $ 0.11          $(0.35)         $(0.24)        $   --       $(0.49)
Year ended 3/31/2004......................     7.21          0.07            4.99            5.06          (0.06)       (0.11)
Year ended 3/31/2003......................    10.50          0.07           (3.16)          (3.09)         (0.04)       (0.16)
Period ended 3/31/2002*...................    10.00          0.06            0.47            0.53          (0.01)       (0.02)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $12.04        $ 0.10          $(0.35)         $(0.25)        $   --       $(0.49)
Year ended 3/31/2004......................     7.18          0.05            4.96            5.01          (0.04)       (0.11)
Year ended 3/31/2003......................    10.47          0.05           (3.15)          (3.10)         (0.03)       (0.16)
Period ended 3/31/2002*...................    10.00          0.04            0.45            0.49             --##      (0.02)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $11.86        $ 0.05          $(0.34)         $(0.29)        $   --       $(0.49)
Year ended 3/31/2004......................     7.11         (0.03)           4.89            4.86             --        (0.11)
Year ended 3/31/2003......................    10.40         (0.01)          (3.12)          (3.13)            --        (0.16)
Period ended 3/31/2002*...................    10.00         (0.03)           0.45            0.42             --        (0.02)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $11.86        $ 0.05          $(0.34)         $(0.29)        $   --       $(0.49)
Year ended 3/31/2004......................     7.11         (0.03)           4.89            4.86             --        (0.11)
Year ended 3/31/2003......................    10.40         (0.01)          (3.12)          (3.13)            --        (0.16)
Period ended 3/31/2002*...................    10.00         (0.03)           0.45            0.42             --        (0.02)

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operation on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                NET INCREASE                                            RATIO OF   RATIO OF NET                  RATIO OF
    TOTAL       IN NET ASSET                              NET ASSETS   OPERATING    INVESTMENT                   OPERATING
  DIVIDENDS      VALUE FROM      NET ASSET                  END OF      EXPENSES   INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND         REDEMPTION        VALUE        TOTAL       PERIOD     TO AVERAGE   TO AVERAGE    TURNOVER      AVERAGE NET
DISTRIBUTIONS       FEES       END OF PERIOD   RETURN++     (000)      NET ASSETS   NET ASSETS      RATE          ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $(0.49)         $  --##        $11.37         (1.90)%   $128,931     1.27%+(a)      1.95%+         8%          1.27%+(a)
    (0.17)            --##         12.10         70.38      144,242       1.30(a)      0.69          28           1.30(a)
    (0.20)            --            7.21        (29.77)      57,373       1.40         0.87          15           1.40
    (0.03)            --           10.50          5.24       49,246      1.40(a)+      0.66+         19           1.63(a)+

   $(0.49)         $  --##        $11.30         (2.00)%   $122,065     1.52%+(a)      1.70%+(b)      8%          1.52%+(a)
    (0.15)            --##         12.04         70.00      127,609       1.55(a)      0.44          28           1.55(a)
    (0.19)            --            7.18        (29.98)      47,111       1.65         0.62          15           1.65
    (0.02)            --           10.47          4.92       26,172      1.65(a)+      0.41+         19           1.88(a)+

   $(0.49)         $  --          $11.08         (2.38)%   $ 32,794     2.27%+(a)      0.95%+(b)      8%          2.27%+(a)
    (0.11)            --##         11.86         68.56       35,343       2.30(a)     (0.31)         28           2.30(a)
    (0.16)            --            7.11        (30.41)      15,310       2.40        (0.13)         15           2.40
    (0.02)            --           10.40          4.18       11,804      2.40(a)+     (0.34)+        19           2.63(a)+

   $(0.49)         $  --          $11.08         (2.38)%   $ 94,215     2.27%+(a)      0.95%+(b)      8%          2.27%+(a)
    (0.11)            --##         11.86         68.56      101,025       2.30(a)     (0.31)         28           2.30(a)
    (0.16)            --            7.11        (30.41)      44,758       2.40        (0.13)         15           2.40
    (0.02)            --           10.40          4.18       30,914      2.40(a)+     (0.34)+        19           2.63(a)+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                   NET REALIZED    NET INCREASE/    DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN     FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE   INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS     INCOME        GAINS
                                            --------------------------------------------------------------------------------------
INTERNATIONAL VALUE*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $20.71        $0.23           $(0.26)          $(0.03)        $   --       $   --
Year ended 3/31/2004......................    11.65         0.19             9.07             9.26          (0.20)          --
Year ended 3/31/2003......................    16.67         0.16            (4.92)           (4.76)         (0.17)       (0.09)
Year ended 3/31/2002......................    17.30         0.22            (0.29)           (0.07)         (0.20)       (0.36)
Year ended 3/31/2001......................    18.78         0.32            (0.39)           (0.07)         (0.21)       (1.20)
Year ended 3/31/2000......................    14.45         0.37             4.73             5.10          (0.28)       (0.49)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $20.64        $0.20           $(0.25)          $(0.05)        $   --       $   --
Year ended 3/31/2004......................    11.62         0.15             9.04             9.19          (0.17)          --
Year ended 3/31/2003......................    16.61         0.15            (4.92)           (4.77)         (0.13)       (0.09)
Year ended 3/31/2002......................    17.26         0.18            (0.29)           (0.11)         (0.18)       (0.36)
Year ended 3/31/2001......................    18.77         0.27            (0.39)           (0.12)         (0.19)       (1.20)
Year ended 3/31/2000......................    14.43         0.36             4.72             5.08          (0.25)       (0.49)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $20.35        $0.12           $(0.25)          $(0.13)        $   --       $   --
Year ended 3/31/2004......................    11.47         0.02             8.91             8.93          (0.05)          --
Year ended 3/31/2003......................    16.39         0.03            (4.84)           (4.81)         (0.02)       (0.09)
Year ended 3/31/2002......................    17.07         0.07            (0.30)           (0.23)         (0.09)       (0.36)
Year ended 3/31/2001......................    18.64         0.16            (0.40)           (0.24)         (0.13)       (1.20)
Year ended 3/31/2000......................    14.40         0.22             4.66             4.88          (0.15)       (0.49)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $20.33        $0.12           $(0.25)          $(0.13)        $   --       $   --
Year ended 3/31/2004......................    11.46         0.02             8.90             8.92          (0.05)          --
Year ended 3/31/2003......................    16.39         0.02            (4.82)           (4.80)         (0.04)       (0.09)
Year ended 3/31/2002......................    17.07         0.04            (0.27)           (0.23)         (0.09)       (0.36)
Year ended 3/31/2001......................    18.65         0.16            (0.41)           (0.25)         (0.13)       (1.20)
Year ended 3/31/2000......................    14.41         0.21             4.69             4.90          (0.17)       (0.49)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.17% for Primary A Shares, 1.42% for Investor A Shares and 2.17% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.20% for Primary A Shares, 1.45% for Investor A Shares and 2.20% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                   ----------------
               NET INCREASE                                           RATIO OF        RATIO OF NET                     RATIO OF
    TOTAL      IN NET ASSET                           NET ASSETS     OPERATING         INVESTMENT                     OPERATING
  DIVIDENDS     VALUE FROM     NET ASSET                END OF        EXPENSES       INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
     AND        REDEMPTION       VALUE       TOTAL      PERIOD       TO AVERAGE        TO AVERAGE     TURNOVER         AVERAGE
DISTRIBUTIONS      FEES      END OF PERIOD  RETURN++    (000)        NET ASSETS        NET ASSETS       RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------


   $   --         $  --##       $20.68        (0.14)% $2,390,812        1.13%+           2.24%+             --            1.23%+(c)
    (0.20)           --##        20.71        79.67    2,488,701        1.11             1.14               --            1.20(b)
    (0.26)           --          11.65       (28.81)   1,614,750        1.17             1.16               --            1.23
    (0.56)           --          16.67        (0.18)   2,059,558        1.19             1.36               --            1.23
    (1.41)           --          17.30        (0.50)   1,163,899        1.13             1.89               --            1.23
    (0.77)           --          18.78        36.03      600,589        1.24(a)          2.11               12%###        1.34(a)

   $   --         $  --##       $20.59        (0.24)% $  792,615        1.38%+           1.99%+             --            1.48%+(c)
    (0.17)           --##        20.64        79.17      792,857        1.36             0.89               --            1.45(b)
    (0.22)           --          11.62       (28.97)     482,196        1.42             0.91               --            1.48
    (0.54)           --          16.61        (0.46)     798,587        1.44             1.11               --            1.48
    (1.39)           --          17.26        (0.72)     353,646        1.38             1.64               --            1.48
    (0.74)           --          18.77        35.86      186,649        1.49(a)          1.86               12%###        1.59(a)

   $   --         $  --         $20.22        (0.64)% $  105,597        2.13%+           1.24%+             --            2.23%+(c)
    (0.05)           --##        20.35        77.89      112,798        2.11             0.14               --            2.20(b)
    (0.11)           --          11.47       (29.54)      73,283        2.17             0.16               --            2.23
    (0.45)           --          16.39        (1.16)     116,374        2.19             0.36               --            2.23
    (1.33)           --          17.07        (1.42)      80,655        2.13             0.89               --            2.23
    (0.64)           --          18.64        34.51       50,999        2.24(a)          1.11               12%###        2.34(a)

   $   --         $  --##       $20.20        (0.64)% $  158,442        2.13%+           1.24%+             --            2.23%+(c)
    (0.05)           --##        20.33        77.85      170,702        2.11             0.14               --            2.20(b)
    (0.13)           --          11.46       (29.52)     113,594        2.17             0.16               --            2.23
    (0.45)           --          16.39        (1.16)     149,979        2.19             0.36               --            2.23
    (1.33)           --          17.07        (1.45)      48,784        2.13             0.89               --            2.23
    (0.66)           --          18.65        34.64       13,725        2.24(a)          1.11               12%###        2.34(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                    NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING     INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD   INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            --------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....    $12.13        $ 0.10          $(0.32)         $(0.22)        $   --       $   --
Year ended 3/31/2004......................      8.01          0.13            4.11            4.24          (0.12)          --
Year ended 3/31/2003*.....................     10.49          0.10           (2.53)          (2.43)         (0.05)          --
Year ended 3/31/2002*.....................     11.12          0.09           (0.72)          (0.63)            --##         --
Year ended 3/31/2001*.....................     16.74          0.12           (4.47)          (4.35)         (0.11)       (1.16)
Year ended 3/31/2000*.....................     14.12          0.10            4.91            5.01          (0.06)       (2.33)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....    $12.00        $ 0.08          $(0.31)         $(0.23)        $   --       $   --
Year ended 3/31/2004......................      7.93          0.08            4.09            4.17          (0.10)          --
Year ended 3/31/2003*.....................     10.30          0.08           (2.47)          (2.39)         (0.04)          --
Year ended 3/31/2002*.....................     10.95          0.06           (0.71)          (0.65)            --           --
Year ended 3/31/2001*.....................     16.51          0.07           (4.38)          (4.31)         (0.09)       (1.16)
Year ended 3/31/2000*.....................     13.97          0.06            4.86            4.92          (0.05)       (2.33)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....    $11.30        $ 0.03          $(0.28)         $(0.25)        $   --       $   --
Year ended 3/31/2004......................      7.50            --##          3.85            3.85          (0.05)          --
Year ended 3/31/2003*.....................      9.87          0.02           (2.38)          (2.36)         (0.01)          --
Year ended 3/31/2002*.....................     10.56         (0.01)          (0.68)          (0.69)            --           --
Year ended 3/31/2001*.....................     16.06            --           (4.27)          (4.27)         (0.07)       (1.16)
Year ended 3/31/2000*.....................     13.75         (0.05)           4.72            4.67          (0.03)       (2.33)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....    $11.20        $ 0.04          $(0.29)         $(0.25)        $   --       $   --
Year ended 3/31/2004......................      7.43            --##          3.82            3.82          (0.05)          --
Year ended 3/31/2003*.....................      9.63          0.01           (2.33)          (2.32)         (0.01)          --
Year ended 3/31/2002*.....................     10.30         (0.01)          (0.66)          (0.67)            --           --
Year ended 3/31/2001*.....................     15.72         (0.02)          (4.17)          (4.19)         (0.07)       (1.16)
Year ended 3/31/2000*.....................     13.52         (0.03)           4.60            4.57          (0.04)       (2.33)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ Rate represents the International Equity Master Portfolio.
 # Per share net investment income/(loss) has been calculated using the monthly average shares method.
 ## Amount represents less than $0.01 per share.
### Amount represents results prior to conversion to a master-feeder structure.
    The portfolio turnover rate for the International Equity Master Portfolio was 48% for the period beginning October 8, 1999 and ended March 31, 2000.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.
 (c)The effect of interest expense on the operating expense ratio was less than 0.01%.
 (d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.13% for Primary A Shares, 1.38% for Investor A Shares and 2.13% each for Investor B and Investor C Shares.
 (e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.13% for Primary A Shares, 1.38% for Investor A Shares and 2.13% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
               NET INCREASE                                            RATIO OF       RATIO OF NET                  RATIO OF
    TOTAL      IN NET ASSET                            NET ASSETS      OPERATING       INVESTMENT                   OPERATING
  DIVIDENDS     VALUE FROM     NET ASSET                 END OF        EXPENSES      INCOME/(LOSS)    PORTFOLIO    EXPENSES TO
     AND        REDEMPTION       VALUE       TOTAL       PERIOD       TO AVERAGE       TO AVERAGE     TURNOVER       AVERAGE
DISTRIBUTIONS      FEES      END OF PERIOD  RETURN++      (000)       NET ASSETS       NET ASSETS       RATE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


   $   --         $  --##       $11.91        (1.81)%   $942,468     1.06%+(a)(c)         1.62%+          99%     1.17%+(a)(e)
    (0.12)           --##        12.13        53.06      917,391     1.12(a)(b)(c)        0.99            86      1.15(a)(d)
    (0.05)           --##         8.01       (23.19)     556,619     1.18                 1.10           100+++   1.18
       --##          --          10.49        (5.65)     474,738     1.16                 0.88            85+++   1.16
    (1.27)           --          11.12       (27.40)     724,572     1.15                 0.89            92+++   1.16
    (2.39)           --          16.74        39.85      866,731     1.14                 0.69           129###   1.18

   $   --         $  --##       $11.77        (1.83)%   $ 25,713     1.31%+(a)(c)         1.37%+          99%     1.42%+(a)(e)
    (0.10)           --##        12.00        52.71       27,396     1.37(a)(b)(c)        0.74            86      1.40(a)(d)
    (0.04)         0.06           7.93       (22.71)      18,870     1.43                 0.85           100+++   1.43
       --            --          10.30        (5.94)      30,067     1.41                 0.63            85+++   1.41
    (1.25)           --          10.95       (27.54)      46,770     1.40                 0.64            92+++   1.41
    (2.38)           --          16.51        39.54       43,111     1.39                 0.44           129###   1.43

   $   --         $  --##       $11.05        (2.21)%   $  8,801     2.06%+(a)(c)         0.62%+          99%     2.17%+(a)(e)
    (0.05)           --##        11.30        51.39        9,956     2.12(a)(b)(c)       (0.01)           86      2.15(a)(d)
    (0.01)           --##         7.50       (23.96)       7,068     2.18                 0.10           100+++   2.18
       --            --           9.87        (6.53)      14,408     2.16                (0.12)           85+++   2.16
    (1.23)           --          10.56       (28.11)      20,747     2.15                (0.11)           92+++   2.16
    (2.36)           --          16.06        38.14       32,073     2.14                (0.31)          129###   2.18

   $   --         $  --         $10.95        (2.23)%   $  2,085     2.06%+(a)(c)         0.62%+          99%     2.17%+(a)(e)
    (0.05)           --##        11.20        51.43        1,867     2.12(a)(b)(c)       (0.01)           86      2.15(a)(d)
    (0.01)         0.13           7.43       (22.78)       1,249     2.18                 0.10           100+++   2.18
       --            --           9.63        (6.50)       1,245     2.16                (0.12)           85+++   2.16
    (1.23)           --          10.30       (28.22)       1,166     2.15                (0.11)           92+++   2.16
    (2.37)           --          15.72        38.12          987     2.14                (0.31)          129###   2.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                   NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            -------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.15        $ 0.05          $(0.53)         $(0.48)        $   --       $(0.12)
Year ended 3/31/2004......................     6.98          0.02            4.24            4.26          (0.01)       (0.08)
Year ended 3/31/2003......................     8.36          0.04           (1.42)          (1.38)            --           --
Year ended 3/31/2002......................     8.03         (0.01)           0.34            0.33             --           --
Period ended 3/31/2001*...................    10.00            --##         (1.97)          (1.97)            --           --
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.05        $ 0.03          $(0.52)         $(0.49)        $   --       $(0.12)
Year ended 3/31/2004......................     6.93            --##          4.20            4.20             --        (0.08)
Year ended 3/31/2003......................     8.32          0.01           (1.40)          (1.39)            --           --
Year ended 3/31/2002......................     8.01         (0.01)           0.32            0.31             --           --
Period ended 3/31/2001*...................    10.00         (0.01)          (1.98)          (1.99)            --           --
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $10.75        $   --##        $(0.52)         $(0.52)        $   --       $(0.12)
Year ended 3/31/2004......................     6.79         (0.07)           4.11            4.04             --        (0.08)
Year ended 3/31/2003......................     8.22         (0.04)          (1.39)          (1.43)            --           --
Year ended 3/31/2002......................     7.97         (0.07)           0.32            0.25             --           --
Period ended 3/31/2001*...................    10.00         (0.08)          (1.95)          (2.03)            --           --
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $10.75        $   --##        $(0.51)         $(0.51)        $   --       $(0.12)
Year ended 3/31/2004......................     6.80         (0.07)           4.10            4.03             --        (0.08)
Year ended 3/31/2003......................     8.22         (0.05)          (1.37)          (1.42)            --           --
Year ended 3/31/2002......................     7.97         (0.07)           0.32            0.25             --           --
Period ended 3/31/2001*...................    10.00         (0.09)          (1.94)          (2.03)            --           --

---------------

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                    NET                                                                                       ---------------
                INCREASE IN                                            RATIO OF    RATIO OF NET                  RATIO OF
    TOTAL        NET ASSET                               NET ASSETS    OPERATING    INVESTMENT                   OPERATING
  DIVIDENDS     VALUE FROM      NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND        REDEMPTION        VALUE        TOTAL       PERIOD     AVERAGE NET   TO AVERAGE    TURNOVER      AVERAGE NET
DISTRIBUTIONS      FEES       END OF PERIOD   RETURN++     (000)        ASSETS      NET ASSETS      RATE          ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $(0.12)         $  --##       $10.55         (4.32)%   $661,578      1.12%+(a)      0.91%+         54%         1.12%+(a)
    (0.09)            --##        11.15         61.25      509,262      1.17(a)        0.21          121          1.17(a)
       --             --           6.98        (16.51)      95,093      1.48(a)        0.58          193          1.80(a)
       --             --           8.36          4.11        2,700      1.42(a)(b)    (0.08)         307          4.02(a)
       --             --           8.03        (19.70)       1,477      1.47+          0.12+         442          6.28+

   $(0.12)         $  --##       $10.44         (4.45)%   $ 29,043      1.37%+(a)      0.66%+         54%         1.37%+(a)
    (0.08)            --##        11.05         60.87       19,785      1.42(a)       (0.04)         121          1.42(a)
       --             --           6.93        (16.71)       2,272      1.73(a)        0.33          193          2.05(a)
       --             --           8.32          3.87        1,526      1.67(a)(b)    (0.33)         307          4.27(a)
       --             --           8.01        (19.90)       2,797      1.72+         (0.13)+        442          6.53+

   $(0.12)         $  --##       $10.11         (4.85)%   $ 11,268      2.12%+(a)     (0.09)%+        54%         2.12%+(a)
    (0.08)            --##        10.75         59.77        8,905      2.17(a)       (0.79)         121          2.17(a)
       --             --           6.79        (17.40)       2,782      2.48(a)       (0.42)         193          2.80(a)
       --             --           8.22          3.14        1,951      2.42(a)(b)    (1.08)         307          5.02(a)
       --             --           7.97        (20.30)       2,031      2.47+         (0.88)+        442          7.28+

   $(0.12)         $  --##       $10.12         (4.76)%   $ 11,931      2.12%+(a)     (0.09)%+        54%         2.12%+(a)
    (0.08)            --##        10.75         59.53        8,331      2.17(a)       (0.79)         121          2.17(a)
       --             --           6.80        (17.27)         869      2.48(a)       (0.42)         193          2.80(a)
       --             --           8.22          3.14          869      2.42(a)(b)    (1.08)         307          5.02(a)
       --             --           7.97        (20.30)         974      2.47+         (0.88)+        442          7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the international stock portfolios of Funds
Trust: Global Value Fund, International Value Fund, International Equity Fund and International Opportunities Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions, Global Value Fund and International Value Fund are no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in International Value Master Portfolio (the "Master Portfolio"), a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Fund's investments in the Master Portfolio included in the Statement of net assets reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (87.0% for International Value Master Portfolio at September 30, 2004). The financial statements of the Master Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invests in the Master Portfolio.

International Equity Fund and International Opportunities Fund operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in International Equity Master Portfolio and International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the International Equity Master Portfolio and the International Opportunities Master Portfolio as of and for the six months ended September 30, 2004 represented substantially all of the beneficial interests in the International Equity Master Portfolio and the International Opportunities Master Portfolio, the financial statements for the International Equity Fund and the International Opportunities Fund reflect their consolidation of the International Equity Master Portfolio and the International Opportunities Master Portfolio. Separate financial statements for the International Equity Master Portfolio and the International Opportunities Master Portfolio have not been prepared and references in this report to International Equity Fund and International Opportunities Fund should be read to include references to the corresponding Master Portfolios.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of the Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolio uses valuation policies consistent with those described above.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Funds had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's investments in the Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into investment advisory agreements (the "Investment Advisory Agreements") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Investment Advisory Agreements, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                                ANNUAL
                                                                 RATE
                                                                ------
Global Value................................................     0.90%
International Equity........................................     0.80%
International Opportunities.................................     0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolio).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Effective May 11, 2004, Causeway Capital Management LLC ("Causeway") became co-investment sub-adviser with Marsico Capital Management, LLC ("Marsico"). Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from BACAP at the maximum annual rate of 0.43% and 0.45%, respectively, of the Funds' average daily net assets that they manage. Prior to May 11, 2004, INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"), Putnam Investment Management, LLC ("Putnam") and Marsico Capital Management, LLC ("Marsico") each managed approximately one-third of the assets of the Fund. Pursuant to the sub-advisory agreement, INVESCO, Putnam and Marsico were each entitled to receive a fee from BACAP at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Funds' average daily net assets that they managed.

Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Equity Fund and International Opportunities Fund. International Value Fund pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.15% of the Funds' average daily net assets (net of sub-administration fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. For the period May 11, 2004 through September 30, 2004, BACAP has voluntarily agreed to waive 0.09% of its advisory fee for the International Equity Fund as a percentage of the Fund's average daily net assets. There is no guarantee that this waiver will continue.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                     SUB-TRANSFER
                                                                      AGENT FEE
FUND                                                                    (000)
--------------------------------------------------------------------------------------
Global Value................................................             $ 2
International Value.........................................              24
International Equity........................................               8
International Opportunities.................................               9

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the Distributor received the following:

                                                                 FRONT END
                                                                   SALES                  CONTINGENT DEFERRED
                                                                  CHARGE                      SALES CHARGE
                                                                   (000)                         (000)
                                                              ---------------    --------------------------------------
FUND                                                            INVESTOR A       INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------------
Global Value................................................       $  4              $--          $22            $8
International Value.........................................          9              --            70             1
International Equity........................................          9              --             5            --*
International Opportunities.................................        115              --*            5             2

---------------

 *Amount represents less than $500.

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased after August 1, 2002 and are redeemed (either by selling shares or exchanging into another Fund) within 90 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of Funds. The redemption fees are included as an increase to Paid in capital on the Statements of net assets and as a decrease to shares redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2004, the Funds received the following in redemption fees:

                                                                                REDEMPTION FEE
                                                                                     (000)
                                                              ---------------------------------------------------
FUND                                                          PRIMARY A    INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------
Global Value................................................     $--*         $ 3            $--           $--
International Value.........................................      2            17            --            --*
International Equity........................................      1            --*           --*           --
International Opportunities.................................     --*            3             1             1

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

A significant portion of each Fund's Primary Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Global Value................................................         $ 5                   $ 2
International Equity........................................          23                    12
International Opportunities.................................          27                    14

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees) exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that these expense limitations will continue after this date.

BACAP and/or BACAP Distributors is entitled to recover from Global Value Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the Global Value Fund to exceed the expense limitation in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                             POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO
                               RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN
                                   3 YEARS                3 YEARS                2 YEARS                1 YEAR
                                AS OF 9/30/04          AS OF 3/31/04          AS OF 3/31/04          AS OF 3/31/04
                             ----------------------------------------------------------------------------------------
Global Value...............          $--                    $--                    $--                    $--


                              AMOUNT RECOVERED
                             DURING PERIOD ENDED
                                   9/30/04
                             -------------------
Global Value...............          $--

For the six months ended September 30, 2004, expenses of the Funds were reduced by $3,947 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Global Value................................................  $ 31,253     $ 49,902
International Equity........................................   906,108      900,727
International Opportunities.................................   480,744      313,966

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2004.

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
                                                                 (000)          RATE
                                                              ------------------------
International Equity Fund...................................      $61           1.51%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default,

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations. At September 30, 2004, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                            FUND                                    (000)               (000)
--------------------------------------------------------------------------------------------------
Global Value................................................       $ 6,377             $ 6,747
International Equity........................................        33,136              34,226
International Opportunities.................................        36,714              37,642

9.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                               NET TAX UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                                               (DEPRECIATION) ON
                                                                                         NET TAX UNREALIZED     DERIVATIVES AND
                                                          GROSS TAX       GROSS TAX        APPRECIATION/        FOREIGN CURRENCY
                                  COST OF INVESTMENTS     UNREALIZED      UNREALIZED     (DEPRECIATION) ON       AND NET OTHER
                                   FOR TAX PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS              ASSETS
FUND                                     (000)              (000)           (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
Global Value....................       $351,679            $ 49,677        $(16,675)          $ 33,002                $ 2
International Value.............            N/A*                N/A*            N/A*           307,097                 --
International Equity............        877,679             138,516         (17,591)           120,925                  8
International Opportunities.....        657,476              82,922          (9,307)            73,615                 51

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN
                                                                 2010           2011
                            FUND                                 (000)          (000)
----------------------------------------------------------------------------------------
International Value.........................................    $    --        $38,916
International Equity........................................     93,644         51,782

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                CAPITAL LOSSES
                                                                   UTILIZED
FUND                                                                (000)
------------------------------------------------------------------------------
International Value.........................................       $36,700
International Equity........................................        34,374
International Opportunities.................................         3,876

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                                CURRENCY LOSSES
                                                                   DEFERRED
FUND                                                                 (000)
-------------------------------------------------------------------------------
Global Value................................................         $  5
International Value.........................................          170
International Equity........................................           --
International Opportunities.................................          142

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)

The following pages should be read in conjunction with Nations International Value Fund's Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 98.1%
             BELGIUM -- 1.0%
 1,176,600   Interbrew.....................................................   $   39,222
                                                                              ----------
             BRAZIL -- 5.7%
   241,760   Brasil Telecom Participacoes SA, ADR..........................        7,833
11,414,270   Centrais Electricas Brasileiras SA, ADR (a)...................       91,226
 2,976,529   Petroleo Brasileiro SA, ADR...................................       95,010
    61,418   Tele Celular Sul Participacoes SA, ADR........................          876
   221,067   Tele Centro Oeste Celular Participacoes SA, ADR(a)............        2,255
    13,264   Tele Leste Celular Participacoes SA, ADR!!(a).................          203
 2,164,000   Tele Norte Leste Participacoes SA, ADR(a).....................       28,630
                                                                              ----------
                                                                                 226,033
                                                                              ----------
             CANADA -- 0.8%
13,599,000   Bombardier Inc., Class B......................................       31,269
                                                                              ----------
             FRANCE -- 2.2%
 3,835,200   Alcatel SA, ADR!!(a)..........................................       44,987
   524,962   Renault SA....................................................       42,934
                                                                              ----------
                                                                                  87,921
                                                                              ----------
             GERMANY -- 10.1%
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR.......................       40,376
   845,480   Bayerische Hypo-und Vereinsbank AG!!@.........................       16,150
 2,307,756   Commerzbank AG!!..............................................       42,707
 6,010,800   Deutsche Telekom AG, ADR!!(a).................................      112,162
   538,460   E.On AG, ADR(a)...............................................       39,685
 1,226,400   Heidelberger Druckmaschinen AG!!@.............................       36,480
   253,261   Hypo Real Estate Holdings AG, ADR!!...........................        8,650
   556,100   Schering AG...................................................       35,017
 1,781,900   Volkswagen AG.................................................       68,452
                                                                              ----------
                                                                                 399,679
                                                                              ----------
             ITALY -- 4.9%
22,934,050   Banca Intesa SpA..............................................       87,162
 3,391,281   Telecom Italia SpA, ADR(a)....................................      104,316
                                                                              ----------
                                                                                 191,478
                                                                              ----------
             JAPAN -- 17.1%
 1,767,600   Daiichi Pharmaceutical Company, Ltd. .........................       30,424
 1,199,825   Hitachi, Ltd., ADR............................................       72,409
     9,040   Japan Tobacco, Inc. ..........................................       75,623
     1,022   Japan, Tobacco, Inc.@.........................................        8,550
 4,008,310   Matsushita Electric Industrial Company Ltd., ADR..............       53,792
22,180,000   Mitsubishi Heavy Industries, Ltd.!!...........................       62,587
 7,971,641   Mitsubishi Tokyo Financial Group Inc. ........................       66,483

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
 3,200,000   Mitsui Sumitomo Insurance Company, Ltd. ......................   $   26,392
 3,594,400   Nippon Mitsubishi Oil Corporation.............................       22,666
 2,571,180   Nippon Telegraph and Telephone Corporation, ADR(a)............       51,372
 1,125,000   Ono Pharmaceutical Company, Ltd. .............................       49,914
 1,844,200   Sankyo Company, Ltd. .........................................       38,987
     2,986   Sumitomo Mitsui Financial Group, Inc.(a)......................       17,068
10,757,100   Sumitomo Mitsui Financial Group, Inc., ADR....................       61,489
   546,300   TDK Corporation, ADR(a).......................................       36,635
                                                                              ----------
                                                                                 674,391
                                                                              ----------
             MEXICO -- 2.0%
   422,679   Cemex SA de CV, ADR...........................................       11,894
 2,023,850   Telefonos de Mexico SA de CV 'L', ADR.........................       65,310
                                                                              ----------
                                                                                  77,204
                                                                              ----------
             NETHERLANDS -- 8.1%
 3,072,880   ABN AMRO Holding N.V., ADR....................................       69,939
   970,000   Akzo Nobel N.V., ADR..........................................       34,435
 1,884,878   ING Groep NV(a)...............................................       47,569
 7,383,700   Koninklijke Ahold NV!!........................................       47,137
 4,922,466   Koninklijke Ahold NV!!@.......................................       31,424
 1,514,768   Unilever NV...................................................       87,144
                                                                              ----------
                                                                                 317,648
                                                                              ----------
             NEW ZEALAND -- 1.7%
 2,067,200   Telecom Corporation of New Zealand Ltd., ADR(a)...............       65,758
                                                                              ----------
             PORTUGAL -- 2.3%
 8,194,176   Portugal Telecommunications, SGPS, SA, ADR....................       90,136
                                                                              ----------
             RUSSIA -- 2.0%
   636,870   LUKOIL, ADR...................................................       78,972
                                                                              ----------
             SINGAPORE -- 5.2%
   263,453   DBS Group Holdings Ltd., ADR@(a)..............................       10,015
 8,994,000   Development Bank of Singapore.................................       85,474
 3,464,100   Jardine Matheson Holdings Ltd.(a).............................       48,844
 7,142,000   Overseas-Chinese Banking Corporation Ltd. ....................       59,389
                                                                              ----------
                                                                                 203,722
                                                                              ----------
             SOUTH KOREA -- 3.0%
 6,114,300   Korea Electric Power Corporation, ADR(a)......................       64,506
 2,914,300   KT Corporation, ADR(a)........................................       52,661
                                                                              ----------
                                                                                 117,167
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             SPAIN -- 6.4%
 1,294,000   Banco Bilbao Vizcaya Argentaria SA@...........................   $   17,807
 5,992,233   Banco Bilbao Vizcaya Argentaria SA, ADR(a)....................       82,693
 1,833,930   Repsol YPF SA, ADR............................................       40,200
 2,446,232   Telefonica SA, ADR............................................      110,056
                                                                              ----------
                                                                                 250,756
                                                                              ----------
             SWITZERLAND -- 6.1%
   392,600   Nestle SA (REGD)..............................................       89,920
 2,291,700   Swisscom AG, ADR(a)...........................................       79,568
 3,479,619   Zurich Financial Services AG, ADR.............................       49,602
 1,400,740   Zurich Financial Services AG, ADR@............................       19,967
                                                                              ----------
                                                                                 239,057
                                                                              ----------
             UNITED KINGDOM -- 17.9%
 3,759,000   Abbey National plc............................................       38,092
 4,485,630   BAE Systems plc, ADR..........................................       72,973
 2,196,100   British American Tobacco plc, ADR(a)..........................       64,104
 1,152,030   BT Group plc, ADR(a)..........................................       37,959
 3,804,000   Corus Group plc, ADR!!(a).....................................       35,453
19,500,935   Friends Provident plc.........................................       49,138
 5,733,600   GlaxoSmithKline plc...........................................      123,569
 1,159,620   Imperial Chemical Industries plc, ADR.........................       17,858
18,541,415   Invensys plc, ADR!!(a)........................................        7,550
23,160,268   Invensys plc!!@...............................................        4,715
17,026,100   ITV plc.......................................................       33,197
   366,400   Marks & Spencer Group plc.....................................        2,274
 2,009,480   Marks & Spencer Group plc, ADR................................       74,835
22,958,200   Royal & Sun Alliance Insurance Group plc@.....................       29,704
22,958,200   Royal & Sun Alliance Insurance Group plc......................       29,704
 1,189,400   Unilever plc..................................................        9,680
22,784,965   WM Morrison Supermarkets plc..................................       79,369
                                                                              ----------
                                                                                 710,174
                                                                              ----------
             VENEZUELA -- 1.6%
 2,878,864   Cia Anonima Nacional Telefonos de Venezuela, ADR..............       64,861
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $3,490,315)...........................................    3,865,448
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             PREFERRED STOCKS -- 0.5%
             BRAZIL -- 0.5%
               (Cost $38,155)
   663,200   Telecomunicacoes Brasileiras SA-Telebras, ADR(a)..............   $   18,238
                                                                              ----------
  SHARES
  (000)
----------
             AFFILIATED INVESTMENT
               COMPANIES -- 7.6%
               (Cost $299,834)
   299,834   Nations Cash Reserves, Capital Class Shares#..................      299,834
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $3,828,304*)................................     106.2%   4,183,520
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (6.2)%   (242,817)
                                                                              ----------
             NET ASSETS..........................................             $3,940,703
                                                                      100.0%  ==========

---------------

 *Federal income tax information: Net unrealized depreciation of $355,216 on investment securities was comprised of gross appreciation of $687,198 and depreciation of $331,982 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $3,828,304.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $245,439.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $208,043 and $236,730, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          22.2%   $       873,956
Commercial banking..........................................          17.9            703,494
Pharmaceuticals.............................................           7.1            277,911
Oil and gas.................................................           6.0            236,848
Insurance...................................................           5.2            204,507
Food products...............................................           4.7            186,744
Food and drug stores........................................           4.0            157,930
Tobacco.....................................................           3.8            148,277
Electric power -- Non nuclear...............................           3.3            130,911
Automotive..................................................           2.8            111,386
Heavy machinery.............................................           2.8            111,332
Electronics.................................................           2.8            109,044
Aerospace and defense.......................................           2.6            104,242
Financial services..........................................           2.4             96,413
Retail -- Specialty.........................................           2.0             77,109
Electric power -- Nuclear...................................           1.6             64,506
Household products..........................................           1.4             53,792
Networking and telecommunications equipment.................           1.1             44,987
Beverages...................................................           1.0             39,222
Metals and mining...........................................           0.9             35,453
Other.......................................................           2.5             97,384
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          98.1          3,865,448
PREFERRED STOCKS............................................           0.5             18,238
AFFILIATED INVESTMENT COMPANIES.............................           7.6            299,834
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         106.2          4,183,520
OTHER ASSETS AND LIABILITIES (NET)..........................          (6.2)          (242,817)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $     3,940,703
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF ASSETS AND LIABILITIES                            (UNAUDITED)


September 30, 2004

                                                                    NATIONS
                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................     $    3,528,470
Affiliated investments, at cost.............................            299,834
                                                                 --------------
Non-affiliated investments, at value........................          3,883,686
Affiliated investments, at value............................            299,834
Foreign currency (cost $928)................................                928
Receivable for investment securities sold...................             12,009
Dividends receivable........................................             10,804
Interest receivable.........................................                 31
                                                                 --------------
    Total assets............................................          4,207,292
                                                                 --------------
LIABILITIES:
Collateral on securities loaned.............................           (245,439)
Investment advisory fee payable.............................             (2,654)
Administration fee payable..................................               (160)
Due to custodian............................................                (14)
Payable for investment securities purchased.................            (18,210)
Accrued Trustees' fees and expenses.........................                (37)
Accrued expenses and other liabilities......................                (75)
                                                                 --------------
    Total liabilities.......................................           (266,589)
                                                                 --------------
NET ASSETS..................................................     $    3,940,703
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF OPERATIONS                                        (UNAUDITED)


For the six months ended September 30, 2004

                                                                    NATIONS
                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $7,203)......     $       64,872
Dividends income from affiliated funds......................                411
Securities lending..........................................                701
                                                                 --------------
    Total investment income.................................             65,984
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................             17,636
Administration fee..........................................                980
Custodian fees..............................................                272
Legal and audit fees........................................                 31
Trustees' fees and expenses.................................                  9
Other.......................................................                 40
                                                                 --------------
    Total expenses..........................................             18,968
Fees waived by investment adviser (see Note 3)..............             (1,331)
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................                 (1)
                                                                 --------------
    Net expenses............................................             17,636
                                                                 --------------
NET INVESTMENT INCOME.......................................             48,348
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
  Security transactions.....................................            164,188
  Foreign currencies and net other assets...................               (624)
                                                                 --------------
Net realized gain/(loss) on investments.....................            163,564
                                                                 --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................           (217,270)
  Foreign currencies and net other assets...................                 34
                                                                 --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (217,236)
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......            (53,672)
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $       (5,324)
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF CHANGES IN NET ASSETS


                                                                 NATIONS INTERNATIONAL VALUE
                                                                      MASTER PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $       48,348     $       49,096
Net realized gain/(loss) on investments.....................         163,564            133,706
Net change in unrealized appreciation/(depreciation) of
  investments...............................................        (217,236)         1,853,832
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (5,324)         2,036,634
Contributions...............................................          86,181            220,561
Withdrawals.................................................        (243,648)          (887,216)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................        (162,791)         1,369,979
NET ASSETS:
Beginning of period.........................................       4,103,494          2,733,515
                                                              --------------     --------------
End of period...............................................  $    3,940,703     $    4,103,494
                                                              ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                              WITHOUT WAIVERS
                                                                    RATIO OF                                  AND/OR EXPENSE
                                                                    OPERATING                                 REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                      RATIO OF      INCLUDING       RATIO OF                     RATIO OF
                                                      OPERATING     INTEREST     NET INVESTMENT                  OPERATING
                                                     EXPENSES TO   EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
                                            TOTAL    AVERAGE NET   AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
                                            RETURN     ASSETS        ASSETS          ASSETS         RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

Six months ended 9/30/2004 (unaudited)....    0.09%     0.90%+(c)     0.90%+(c)       2.47%+         12%            0.97%+(c)
Year ended 3/31/2004......................   79.88      0.90(c)       0.90(c)(d)      1.34           15             0.96(c)
Year ended 3/31/2003......................  (28.54)     0.90(c)       0.90(c)(d)      1.45           25             0.96(c)
Year ended 3/31/2002......................    0.08      0.93(c)       0.93(c)(d)      1.61           19             0.96(c)
Year ended 3/31/2001......................      --@     0.87(c)       0.87(c)(d)      2.16           14             0.97(c)
Period ended 3/31/2000(a).................      --@     0.88+         0.88+           2.31+          22             0.98+

---------------

 + Annualized.

 @ Total return not required for period indicated.

(a)International Value Master Portfolio commenced operations on October 18,
   1999.

(c)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to the International Value Master Portfolio (the "Master Portfolio"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The following investors were invested in the Master Portfolio at September 30, 2004:

INTERNATIONAL VALUE MASTER PORTFOLIO:
Nations International Value Fund............................  87.0%
Nations International Value Fund (Offshore).................   1.3%
Banc of America Capital Management Funds
  VII -- International Value Fund...........................  11.7%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Repurchase agreements: The Master Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Master Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Master Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Master Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Master Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Master Portfolio seeks to assert its right. The Master Portfolio's investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Master Portfolio enters into repurchase agreements to evaluate potential risks.

Futures contracts: A Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Master Portfolio each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Master Portfolio had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when the Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolio had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Federal income taxes: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolio. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.90% of International Value Master Portfolio's average daily net assets.

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors.

For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.05% of the Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statement of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolio has made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolio. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                ADVISORY FEES           ADMINISTRATION FEES
                                                              (EARNED BY BACAP)    (EARNED BY BACAP DISTRIBUTORS)
FUND                                                                (000)                      (000)
-----------------------------------------------------------------------------------------------------------------
International Value Master Portfolio........................         $45                        $23

3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004, BACAP voluntarily agreed to limit total annual operating expenses to 0.90% of the International Value Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

For the six months ended September 30, 2004, expenses of the Master Portfolio were reduced by $1,189 under expense offset arrangements with BNY. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
International Value Master Portfolio........................  $472,233     $527,180

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2004.

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolio had no borrowings outstanding at September 30, 2004.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolio. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by the Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the Master Portfolio had securities on loan as follows:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                                                                    (000)               (000)
                                                              ------------------------------------
International Value Master Portfolio........................      $236,730            $245,439

7.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


INTSTKSAR
(9/04)

                                             Nations LargeCap
                                             Index Fund

                                             Nations LargeCap Enhanced
                                             Core Fund

      INDEX FUNDS                            Nations MidCap Index Fund
      ------------------------------------
      Semiannual report for the period       Nations SmallCap
      ended September 30, 2004               Index Fund




                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations LargeCap Index Fund                                   3
                                       Nations LargeCap Enhanced Core Fund                           5
                                       Nations MidCap Index Fund                                     7
                                       Nations SmallCap Index Fund                                   9
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                      11
                                       Statements of assets and liabilities                         35
                                       Statements of operations                                     36
                                       Statements of changes in net assets                          38
                                       Schedules of capital stock activity                          40
                                       Financial highlights                                         44
                                       Notes to financial statements                                52

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS LARGECAP INDEX FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  997.20              $0.70
Hypothetical**..............................................    $1,000.00         $1,024.37              $0.71
INVESTOR A
Actual......................................................    $1,000.00         $  996.30              $1.95
Hypothetical**..............................................    $1,000.00         $1,023.11              $1.98

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.14% and Investor A 0.39%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LARGECAP INDEX FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.8%  Commercial banking
 6.5%  Pharmaceuticals
 5.6%  Integrated oil
 5.0%  Diversified manufacturing
 4.8%  Insurance
 4.8%  Software
 4.6%  Medical devices and supplies
 3.7%  Computers and office equipment
 3.6%  Telecommunications services
 3.6%  Investment services
49.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  General Electric Company                3.3%
                                                                            -------------------------------------------------
                                                                              2  Exxon Mobil Corporation                 2.9%
                                                                            -------------------------------------------------
                                                                              3  Microsoft Corporation                   2.8%
                                                                            -------------------------------------------------
                                                                              4  Pfizer Inc.                             2.2%
                                                                            -------------------------------------------------
                                                                              5  Citigroup Inc.                          2.1%
                                                                            -------------------------------------------------
                                                                              6  Wal-Mart Stores, Inc.                   2.1%
                                                                            -------------------------------------------------
                                                                              7  American International Group, Inc.      1.7%
                                                                            -------------------------------------------------
                                                                              8  Bank of America Corporation             1.6%
                                                                            -------------------------------------------------
                                                                              9  Johnson & Johnson                       1.6%
                                                                            -------------------------------------------------
                                                                             10  International Business Machines
                                                                                 Corporation                             1.3%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS LARGECAP ENHANCED

CORE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  994.00              $2.50
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR A
Actual......................................................    $1,000.00         $  992.50              $3.75
Hypothetical**..............................................    $1,000.00         $1,021.31              $3.80

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.50% and Investor A 0.75%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LARGECAP ENHANCED

CORE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 7.0%  Insurance
 6.3%  Integrated oil
 6.1%  Commercial banking
 5.2%  Software
 5.1%  Pharmaceuticals
 4.5%  Diversified manufacturing
 4.3%  Medical devices and supplies
 4.1%  Computers and office equipment
 4.1%  Investment services
 4.0%  Telecommunications services
49.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Microsoft Corporation                   2.6%
                                                                            -------------------------------------------------
                                                                              2  Pfizer Inc.                             2.6%
                                                                            -------------------------------------------------
                                                                              3  Exxon Mobil Corporation                 2.6%
                                                                            -------------------------------------------------
                                                                              4  Citigroup Inc.                          2.6%
                                                                            -------------------------------------------------
                                                                              5  General Electric Company                2.5%
                                                                            -------------------------------------------------
                                                                              6  American International Group, Inc.      2.2%
                                                                            -------------------------------------------------
                                                                              7  Johnson & Johnson                       2.1%
                                                                            -------------------------------------------------
                                                                              8  International Business Machines
                                                                                 Corporation                             1.9%
                                                                            -------------------------------------------------
                                                                              9  Wal-Mart Stores, Inc.                   1.9%
                                                                            -------------------------------------------------
                                                                             10  Intel Corporation                       1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MIDCAP INDEX FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  988.30              $0.70
Hypothetical**..............................................    $1,000.00         $1,024.37              $0.71
INVESTOR A
Actual......................................................    $1,000.00         $  986.40              $1.94
Hypothetical**..............................................    $1,000.00         $1,023.11              $1.98

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.14% and Investor A 0.39%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MIDCAP INDEX FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 7.1%  Commercial banking
 5.7%  Insurance
 5.5%  Specialty stores
 4.1%  Oilfield services
 3.8%  Semiconductors
 3.8%  Health services
 3.8%  Commercial services
 3.6%  Medical devices and supplies
 3.3%  Diversified electronics
 3.2%  Housing and furnishing
56.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  The Washington Post Company, Class B    0.9%
                                                                            -------------------------------------------------
                                                                              2  XTO Energy, Inc.                        0.9%
                                                                            -------------------------------------------------
                                                                              3  Murphy Oil Corporation                  0.8%
                                                                            -------------------------------------------------
                                                                              4  D.R. Horton, Inc.                       0.8%
                                                                            -------------------------------------------------
                                                                              5  Lennar Corporation, Class A             0.8%
                                                                            -------------------------------------------------
                                                                              6  L-3 Communications Holdings, Inc.       0.7%
                                                                            -------------------------------------------------
                                                                              7  Harman International Industries, Inc.   0.7%
                                                                            -------------------------------------------------
                                                                              8  Weatherford International Inc.          0.7%
                                                                            -------------------------------------------------
                                                                              9  Fidelity National Financial, Inc.       0.7%
                                                                            -------------------------------------------------
                                                                             10  Smith International, Inc.               0.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SMALLCAP INDEX FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,020.50              $1.06
Hypothetical**..............................................    $1,000.00         $1,024.02              $1.07
INVESTOR A
Actual......................................................    $1,000.00         $1,019.50              $2.33
Hypothetical**..............................................    $1,000.00         $1,022.76              $2.33

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.21% and Investor A 0.46%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SMALLCAP INDEX FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.1%  Commercial banking
 6.0%  Medical devices and supplies
 4.6%  Specialty stores
 4.4%  Commercial services
 4.1%  Diversified manufacturing
 4.0%  Diversified electronics
 3.8%  Semiconductors
 3.4%  Software
 3.2%  Health services
 3.2%  Insurance
55.2%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  NVR, Inc.                               0.8%
                                                                            -------------------------------------------------
                                                                              2  New Century Financial Corporation       0.6%
                                                                            -------------------------------------------------
                                                                              3  M.D.C. Holdings, Inc.                   0.5%
                                                                            -------------------------------------------------
                                                                              4  Polaris Industries Inc.                 0.5%
                                                                            -------------------------------------------------
                                                                              5  Yellow Roadway Corporation              0.5%
                                                                            -------------------------------------------------
                                                                              6  Cooper Companies, Inc.                  0.5%
                                                                            -------------------------------------------------
                                                                              7  Timken Company                          0.5%
                                                                            -------------------------------------------------
                                                                              8  Medicis Pharmaceutical Corporation,
                                                                                 Class A                                 0.5%
                                                                            -------------------------------------------------
                                                                              9  Massey Energy Company                   0.5%
                                                                            -------------------------------------------------
                                                                             10  Fossil, Inc.                            0.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.1%
            AEROSPACE AND DEFENSE -- 1.8%
  100,325   Boeing Company................................................   $    5,179
   23,900   General Dynamics Corporation..................................        2,440
   14,200   Goodrich (BF) Corporation.....................................          445
   53,175   Lockheed Martin Corporation...................................        2,966
   42,853   Northrop Grumman Corporation..................................        2,285
   53,900   Raytheon Company..............................................        2,047
   22,025   Rockwell Automation, Inc. ....................................          852
   21,150   Rockwell Collins, Inc. .......................................          786
   61,150   United Technologies Corporation...............................        5,711
                                                                             ----------
                                                                                 22,711
                                                                             ----------
            AIRLINES -- 0.1%
   15,000   Delta Air Lines, Inc.!!(a)....................................           49
   94,450   Southwest Airlines Company....................................        1,287
                                                                             ----------
                                                                                  1,336
                                                                             ----------
            APPAREL AND TEXTILES -- 0.4%
   22,500   Coach, Inc.!!.................................................          954
   14,900   Jones Apparel Group, Inc. ....................................          533
   12,875   Liz Claiborne, Inc. ..........................................          486
   31,475   Nike, Inc., Class B...........................................        2,480
    7,075   Reebok International, Ltd. ...................................          260
   13,175   V.F. Corporation..............................................          652
                                                                             ----------
                                                                                  5,365
                                                                             ----------
            AUTOMOTIVE -- 0.9%
   31,875   AutoNation, Inc.!!............................................          544
    9,925   AutoZone, Inc.!!..............................................          767
    8,950   Cooper Tire & Rubber Company..................................          181
   17,850   Dana Corporation..............................................          316
   67,075   Delphi Corporation............................................          623
   18,100   Eaton Corporation.............................................        1,148
  218,675   Ford Motor Company............................................        3,072
   67,500   General Motors Corporation....................................        2,867
   20,925   Genuine Parts Company.........................................          803
   20,950   Goodyear Tire & Rubber Company!!(a)...........................          225
   22,750   Johnson Controls, Inc. .......................................        1,292
    6,900   Snap-On Inc. .................................................          190
   15,475   Visteon Corporation...........................................          124
                                                                             ----------
                                                                                 12,152
                                                                             ----------
            BEVERAGES -- 2.3%
    4,475   Adolph Coors Company, Class B.................................          304
   95,725   Anheuser-Busch Companies, Inc. ...............................        4,781
   14,525   Brown-Forman Corporation, Class B.............................          665
  289,975   Coca-Cola Company&&...........................................       11,614
   56,050   Coca-Cola Enterprises Inc. ...................................        1,059
   30,400   Pepsi Bottling Group, Inc. ...................................          825
  202,450   PepsiCo, Inc. ................................................        9,850
                                                                             ----------
                                                                                 29,098
                                                                             ----------
            BROADCASTING AND CABLE -- 2.5%
   70,525   Clear Channel Communications, Inc. ...........................        2,198
  267,106   Comcast Corporation, Class A!!................................        7,543
  245,550   The Walt Disney Company.......................................        5,537
  546,475   Time Warner Inc.!!............................................        8,820

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
   38,550   Univision Communications, Inc., Class A!!.....................   $    1,219
  207,350   Viacom Inc., Class B..........................................        6,959
                                                                             ----------
                                                                                 32,276
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
   25,575   American Standard Companies Inc.!!............................          995
                                                                             ----------
            CHEMICALS -- BASIC -- 1.4%
   27,175   Air Products and Chemicals, Inc. .............................        1,478
   13,200   Avery Dennison Corporation....................................          868
  119,275   E.I. duPont de Nemours and Company............................        5,104
   30,775   Ecolab, Inc. .................................................          968
   13,350   Hercules, Inc.!!..............................................          190
   20,525   PPG Industries, Inc. .........................................        1,258
   38,825   Praxair, Inc. ................................................        1,659
   26,825   Rohm & Haas Company...........................................        1,153
  112,275   The Dow Chemical Company......................................        5,073
                                                                             ----------
                                                                                 17,751
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.3%
    8,500   Ashland Inc. .................................................          477
    9,300   Eastman Chemical Company......................................          442
   14,875   Engelhard Corporation.........................................          422
    6,075   Great Lakes Chemical Corporation..............................          156
   11,250   International Flavors & Fragrances, Inc. .....................          430
    5,925   Millipore Corporation!!.......................................          284
   31,902   Monsanto Company..............................................        1,161
    8,250   Sigma-Aldrich Corporation.....................................          478
                                                                             ----------
                                                                                  3,850
                                                                             ----------
            COMMERCIAL BANKING -- 8.8%
   42,275   AmSouth Bancorporation........................................        1,032
  486,150   Bank of America Corporation>..................................       21,065
   66,275   BB&T Corporation..............................................        2,630
  619,125   Citigroup Inc. ...............................................       27,315
   20,475   Comerica Inc. ................................................        1,215
   68,125   Fifth Third Bancorp...........................................        3,353
   14,750   First Horizon National Corporation............................          640
   18,250   Golden West Financial Corporation.............................        2,025
   27,450   Huntington Bancshares Inc. ...................................          684
   48,625   KeyCorp.......................................................        1,537
   14,000   M&T Bank Corporation..........................................        1,340
   26,625   Marshall and Ilsley Corporation...............................        1,073
   50,675   Mellon Financial Corporation..................................        1,403
   79,200   National City Corporation.....................................        3,059
   37,225   North Fork Bancorporation, Inc.(a)............................        1,655
   33,750   PNC Financial Services Group..................................        1,826
   55,215   Regions Financial Corporation.................................        1,825
   39,775   SouthTrust Corporation........................................        1,657
   41,025   Sovereign Bancorp, Inc. ......................................          895
   42,800   SunTrust Banks, Inc. .........................................        3,014
   92,975   The Bank of New York Company, Inc. ...........................        2,712
  224,600   US Bancorp....................................................        6,491
  156,500   Wachovia Corporation..........................................        7,348

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
  104,275   Washington Mutual, Inc. ......................................   $    4,075
  201,825   Wells Fargo & Company.........................................       12,035
   10,700   Zions Bancorporation..........................................          653
                                                                             ----------
                                                                                112,557
                                                                             ----------
            COMMERCIAL SERVICES -- 1.5%
   38,025   Allied Waste Industries, Inc.!!...............................          337
   23,050   Apollo Group Inc., Class A!!..................................        1,691
  126,175   Cendant Corporation...........................................        2,725
   20,450   Cintas Corporation............................................          860
   79,000   eBay Inc.!!...................................................        7,262
   23,350   Fiserv, Inc.!!................................................          814
   22,375   Omnicom Group Inc. ...........................................        1,635
   20,600   Robert Half International Inc. ...............................          531
   16,400   Sabre Holdings Corporation....................................          402
  114,925   Solectron Corporation!!.......................................          569
   69,300   Waste Management, Inc. .......................................        1,895
                                                                             ----------
                                                                                 18,721
                                                                             ----------
            COMPUTER SERVICES -- 1.1%
   15,300   Affiliated Computer Services, Inc., Class A!!.................          852
   69,825   Automatic Data Processing, Inc. ..............................        2,885
   22,550   Computer Sciences Corporation!!...............................        1,062
   17,025   Convergys Corporation!!.......................................          229
   61,225   Electronic Data Systems Corporation...........................        1,187
   16,275   Equifax Inc. .................................................          429
  102,475   First Data Corporation........................................        4,458
   45,200   Paychex, Inc. ................................................        1,363
   34,475   Sungard Data Systems, Inc.!!..................................          819
   40,025   Unisys Corporation!!..........................................          413
                                                                             ----------
                                                                                 13,697
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.7%
   46,375   Apple Computer, Inc.!!........................................        1,797
  298,375   Dell Inc.!!...................................................       10,622
  287,400   EMC Corporation!!.............................................        3,317
   44,550   Gateway, Inc.!!...............................................          221
  360,926   Hewlett-Packard Company.......................................        6,767
  200,200   International Business Machines Corporation...................       17,165
   24,025   Jabil Circuit, Inc.!!.........................................          553
   15,475   Lexmark International, Inc.!!.................................        1,300
   11,250   NCR Corporation!!.............................................          558
   42,750   Network Appliance, Inc.!!.....................................          983
   27,625   Pitney Bowes Inc. ............................................        1,218
  397,525   Sun Microsystems, Inc.!!......................................        1,606
  100,275   Xerox Corporation!!...........................................        1,412
                                                                             ----------
                                                                                 47,519
                                                                             ----------
            CONGLOMERATES -- 0.8%
   24,300   Dover Corporation.............................................          945
    9,975   Fluor Corporation.............................................          444
   16,575   Textron, Inc. ................................................        1,065
  240,075   Tyco International Ltd. ......................................        7,360
   12,225   Vulcan Materials Company......................................          623
                                                                             ----------
                                                                                 10,437
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            CONSTRUCTION -- 0.0%+
    5,525   KB HOME.......................................................   $      467
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.1%
  151,525   American Express Company......................................        7,797
   67,298   Countrywide Financial Corporation.............................        2,651
  115,675   Fannie Mae....................................................        7,334
   82,100   Freddie Mac...................................................        5,356
  152,712   MBNA Corporation..............................................        3,848
   34,975   Providian Financial Corporation!!.............................          544
                                                                             ----------
                                                                                 27,530
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 3.2%
   55,125   Costco Wholesale Corporation..................................        2,291
    9,975   Dillard's, Inc., Class A......................................          197
   39,250   Dollar General Corporation....................................          791
   21,500   Federated Department Stores, Inc. ............................          977
   34,450   J.C. Penney Company, Inc. ....................................        1,215
   40,825   Kohl's Corporation!!..........................................        1,967
   25,350   Sears, Roebuck and Company....................................        1,010
  107,950   Target Corporation............................................        4,885
   34,825   The May Department Stores Company.............................          893
  507,050   Wal-Mart Stores, Inc. ........................................       26,975
                                                                             ----------
                                                                                 41,201
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
   11,325   Cooper Industries, Ltd. ......................................          668
   34,250   Eastman Kodak Company.........................................        1,103
   46,000   LSI Logic Corporation!!(a)....................................          198
   28,600   Symbol Technologies, Inc. ....................................          362
                                                                             ----------
                                                                                  2,331
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 5.0%
   93,550   3M Company....................................................        7,481
   11,400   Allegheny Technologies Inc. ..................................          208
    9,575   Black & Decker Corporation....................................          741
    7,050   Crane Company.................................................          204
   36,850   Danaher Corporation...........................................        1,890
1,261,850   General Electric Company......................................       42,373
  119,725   Gillette Company..............................................        4,997
  102,725   Honeywell International Inc. .................................        3,684
   11,025   ITT Industries, Inc. .........................................          882
   14,950   Pall Corporation..............................................          366
   62,275   Sanmina-SCI Corporation!!.....................................          439
   10,875   W.W. Grainger, Inc. ..........................................          627
                                                                             ----------
                                                                                 63,892
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.0%
   77,250   AES Corporation!!.............................................          772
   15,200   Allegheny Energy, Inc.!!(a)...................................          243
   53,050   Calpine Corporation!!(a)......................................          154
   21,575   Cinergy Corporation...........................................          854
   19,275   CMS Energy Corporation!!......................................          183
   28,850   Consolidated Edison, Inc. ....................................        1,213
   20,975   Constellation Energy Group, Inc. .............................          836
   45,350   Dynegy Inc., Class A!!........................................          226

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
   38,950   Edison International..........................................   $    1,033
   31,500   NiSource Inc. ................................................          662
   10,925   Pinnacle West Capital Corporation.............................          453
   10,025   Power-One, Inc.!!.............................................           65
   28,350   Public Service Enterprise Group Inc. .........................        1,208
   88,225   Southern Company..............................................        2,645
   23,750   TECO Energy, Inc.(a)..........................................          321
   35,475   TXU Corporation...............................................        1,700
   47,775   Xcel Energy, Inc. ............................................          827
                                                                             ----------
                                                                                 13,395
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.5%
   23,225   Ameren Corporation............................................        1,072
   47,275   American Electric Power Company, Inc. ........................        1,511
   39,475   Dominion Resources, Inc. .....................................        2,576
   20,775   DTE Energy Company............................................          876
  112,075   Duke Energy Corporation.......................................        2,565
   27,125   Entergy Corporation...........................................        1,644
   78,900   Exelon Corporation............................................        2,895
   39,425   FirstEnergy Corporation.......................................        1,620
   22,150   FPL Group, Inc. ..............................................        1,513
   47,925   PG & E Corporation!!..........................................        1,457
   22,575   PPL Corporation...............................................        1,065
                                                                             ----------
                                                                                 18,794
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.3%
   50,225   Emerson Electric Company......................................        3,109
   22,675   Molex Inc. ...................................................          676
                                                                             ----------
                                                                                  3,785
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
   36,750   CenterPoint Energy Inc. ......................................          381
   29,500   Progress Energy, Inc. ........................................        1,249
       20   Progress Energy, Inc., CVO
              (purchased 12/27/00, cost $10)(b)(c)........................            3
                                                                             ----------
                                                                                  1,633
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.4%
   29,900   Anadarko Petroleum Corporation................................        1,984
   28,900   Devon Energy Corporation......................................        2,052
   14,075   EOG Resources, Inc. ..........................................          927
                                                                             ----------
                                                                                  4,963
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.6%
   28,875   Capital One Financial Corporation.............................        2,134
   19,700   H & R Block, Inc. ............................................          974
   17,700   Moody's Corporation...........................................        1,297
   52,100   SLM Corporation...............................................        2,323
   36,975   Synovus Financial Corporation.................................          967
                                                                             ----------
                                                                                  7,695
                                                                             ----------
            FOOD AND DRUG STORES -- 0.8%
   43,950   Albertson's, Inc. ............................................        1,052
   47,725   CVS Corporation...............................................        2,011
   53,400   Safeway Inc.!!................................................        1,031
   16,250   SUPERVALU Inc. ...............................................          448
   88,325   The Kroger Company!!..........................................        1,371

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            FOOD AND DRUG STORES -- (CONTINUED)
  122,450   Walgreen Company..............................................   $    4,387
   16,975   Winn-Dixie Stores, Inc.(a)....................................           52
                                                                             ----------
                                                                                 10,352
                                                                             ----------
            FOOD PRODUCTS -- 1.4%
   77,800   Archer-Daniels-Midland Company................................        1,321
   49,050   Campbell Soup Company.........................................        1,290
   63,150   ConAgra Foods, Inc. ..........................................        1,624
   45,450   General Mills, Inc. ..........................................        2,041
   41,775   H.J. Heinz Company............................................        1,505
   29,425   Hershey Foods Corporation.....................................        1,374
   49,400   Kellogg Company...............................................        2,107
   16,375   McCormick and Company, Inc. ..................................          562
   94,800   Sara Lee Corporation..........................................        2,167
   76,425   SYSCO Corporation.............................................        2,286
   26,850   Wm. Wrigley Jr. Company.......................................        1,700
                                                                             ----------
                                                                                 17,977
                                                                             ----------
            HEALTH SERVICES -- 1.4%
   16,675   Anthem, Inc.!!................................................        1,455
   40,452   Biogen Idec Inc.!!............................................        2,474
   57,675   HCA Inc. .....................................................        2,200
   29,100   Health Management Associates, Inc., Class A...................          595
   19,050   Humana Inc.!!.................................................          381
   10,450   Manor Care, Inc. .............................................          313
   35,100   McKesson Corporation..........................................          900
   12,175   Quest Diagnostics Inc. .......................................        1,074
   55,712   Tenet Healthcare Corporation!!................................          601
   79,450   UnitedHealth Group Inc. ......................................        5,859
   18,775   Wellpoint Health Networks Inc.!!..............................        1,973
                                                                             ----------
                                                                                 17,825
                                                                             ----------
            HEAVY MACHINERY -- 1.1%
   40,950   Caterpillar Inc. .............................................        3,294
    5,300   Cummins, Inc. ................................................          392
   29,650   Deere & Company...............................................        1,914
   36,125   Illinois Tool Works Inc. .....................................        3,365
   20,725   Ingersoll-Rand Company, Class A...............................        1,409
    8,350   Navistar International Corporation!!..........................          311
   20,750   PACCAR, Inc. .................................................        1,434
   14,275   Parker-Hannifin Corporation...................................          840
   19,525   Thermo Electron Corporation!!.................................          528
                                                                             ----------
                                                                                 13,487
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.2%
   10,837   Alberto-Culver Company, Class B...............................          471
   56,525   Avon Products, Inc. ..........................................        2,469
   63,475   Colgate-Palmolive Company.....................................        2,868
   17,225   Fortune Brands, Inc. .........................................        1,276
   59,100   Kimberly-Clark Corporation....................................        3,817
  303,825   Procter & Gamble Company&&....................................       16,444
   25,450   The Clorox Company............................................        1,356
                                                                             ----------
                                                                                 28,701
                                                                             ----------
            HOUSING AND FURNISHING -- 0.5%
   14,775   Centex Corporation............................................          746
   22,900   Leggett & Platt, Inc. ........................................          643
   51,775   Masco Corporation.............................................        1,789
    9,425   Maytag Corporation............................................          173
   32,850   Newell Rubbermaid Inc. .......................................          658

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- (CONTINUED)
   15,175   Pulte Homes, Inc. ............................................   $      931
    9,800   The Stanley Works.............................................          417
    7,925   Whirlpool Corporation.........................................          476
                                                                             ----------
                                                                                  5,833
                                                                             ----------
            INSURANCE -- 4.8%
   33,950   ACE Ltd. .....................................................        1,360
   18,350   Aetna Inc. ...................................................        1,834
   60,600   AFLAC, Inc. ..................................................        2,376
   82,825   Allstate Corporation..........................................        3,975
   12,950   AMBAC Financial Group, Inc. ..................................        1,035
  311,375   American International Group, Inc. ...........................       21,169
   37,750   Aon Corporation...............................................        1,085
   22,825   Chubb Corporation.............................................        1,604
   16,425   CIGNA Corporation.............................................        1,144
   20,107   Cincinnati Financial Corporation..............................          829
   35,050   Hartford Financial Services Group, Inc. ......................        2,171
   16,300   Jefferson-Pilot Corporation...................................          809
   21,025   Lincoln National Corporation..................................          988
   22,175   Loews Corporation.............................................        1,297
   62,225   Marsh & McLennan Companies, Inc. .............................        2,847
   17,125   MBIA, Inc. ...................................................          997
   89,650   MetLife, Inc. ................................................        3,465
   11,775   MGIC Investment Corporation...................................          784
   37,450   Principal Financial Group, Inc. ..............................        1,347
   25,950   Progressive Corporation.......................................        2,199
   62,025   Prudential Financial, Inc. ...................................        2,918
   15,050   SAFECO Corporation............................................          687
   79,916   The St. Paul Companies, Inc. .................................        2,642
   13,100   Torchmark Corporation.........................................          697
   35,425   UnumProvident Corporation.....................................          556
   16,550   XL Capital Ltd., Class A......................................        1,225
                                                                             ----------
                                                                                 62,040
                                                                             ----------
            INTEGRATED OIL -- 5.6%
   10,900   Amerada Hess Corporation......................................          970
   38,961   Apache Corporation............................................        1,952
   47,175   Burlington Resources Inc. ....................................        1,925
  254,575   ChevronTexaco Corporation.....................................       13,655
   82,327   ConocoPhillips................................................        6,821
  777,500   Exxon Mobil Corporation.......................................       37,577
   18,050   Kerr-McGee Corporation........................................        1,033
   41,350   Marathon Oil Corporation......................................        1,707
   46,825   Occidental Petroleum Corporation..............................        2,619
    9,000   Sunoco, Inc. .................................................          666
   62,425   The Williams Companies, Inc. .................................          755
   31,650   Unocal Corporation............................................        1,361
   15,275   Valero Energy Corporation.....................................        1,225
                                                                             ----------
                                                                                 72,266
                                                                             ----------
            INVESTMENT SERVICES -- 3.6%
   12,325   Bear Stearns Companies Inc. ..................................        1,185
  163,325   Charles Schwab Corporation....................................        1,501
   44,600   E*TRADE Group, Inc.!!.........................................          509
   12,950   Federated Investors Inc. .....................................          368
   29,800   Franklin Resources, Inc. .....................................        1,662
   58,075   Goldman Sachs Group, Inc. ....................................        5,415

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
  425,707   J.P. Morgan Chase & Company...................................   $   16,914
   28,600   Janus Capital Group Inc. .....................................          389
   32,425   Lehman Brothers Holdings Inc. ................................        2,585
  112,275   Merrill Lynch & Company, Inc. ................................        5,582
  131,275   Morgan Stanley................................................        6,472
   26,275   Northern Trust Corporation....................................        1,072
   40,200   State Street Corporation......................................        1,717
   15,200   T Rowe Price Group Inc. ......................................          774
                                                                             ----------
                                                                                 46,145
                                                                             ----------
            LODGING AND RECREATION -- 1.0%
   11,425   Brunswick Corporation.........................................          523
   75,650   Carnival Corporation..........................................        3,577
   35,275   Harley-Davidson, Inc. ........................................        2,097
   13,375   Harrah's Entertainment, Inc. .................................          709
   21,125   Hasbro, Inc. .................................................          397
   46,000   Hilton Hotels Corporation.....................................          867
   41,200   International Game Technology.................................        1,481
   27,350   Marriott International, Inc., Class A.........................        1,421
   49,500   Mattel, Inc. .................................................          897
   24,875   Starwood Hotels & Resorts Worldwide, Inc. ....................        1,155
                                                                             ----------
                                                                                 13,124
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.6%
  186,575   Abbott Laboratories...........................................        7,903
   24,125   Applera Corporation - Applied Biosystems Group................          455
    6,350   Bausch & Lomb Inc. ...........................................          422
   73,475   Baxter International Inc. ....................................        2,363
   29,950   Becton Dickinson & Company....................................        1,548
   30,350   Biomet, Inc. .................................................        1,423
  100,650   Boston Scientific Corporation!!...............................        3,999
   12,525   C.R. Bard, Inc. ..............................................          709
   51,450   Cardinal Health, Inc. ........................................        2,252
   13,725   Fisher Scientific International Inc.!!........................          801
   37,600   Guidant Corporation...........................................        2,483
  354,725   Johnson & Johnson&&...........................................       19,982
  144,550   Medtronic, Inc. ..............................................        7,502
   21,150   St. Jude Medical, Inc.!!......................................        1,592
   47,950   Stryker Corporation...........................................        2,305
   14,125   Waters Corporation!!..........................................          623
   29,275   Zimmer Holdings, Inc.!!.......................................        2,314
                                                                             ----------
                                                                                 58,676
                                                                             ----------
            METALS AND MINING -- 0.6%
  103,950   Alcoa Inc. ...................................................        3,491
   21,150   Freeport-McMoran Copper & Gold, Inc., Class B(a)..............          857
   53,000   Newmont Mining Corporation....................................        2,413
   11,225   Phelps Dodge Corporation......................................        1,033
   10,425   Worthington Industries, Inc. .................................          223
                                                                             ----------
                                                                                  8,017
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.2%
   76,600   El Paso Corporation...........................................          704
   19,150   KeySpan Corporation...........................................          751
    5,275   NICOR Inc.(a).................................................          194

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS DISTRIBUTION -- (CONTINUED)
    4,500   Peoples Energy Corporation....................................   $      188
   27,700   Sempra Energy.................................................        1,001
                                                                             ----------
                                                                                  2,838
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.1%
   14,775   Kinder Morgan, Inc. ..........................................          928
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.7%
   96,675   ADC Telecommunications, Inc.!!................................          175
   23,950   American Power Conversion Corporation.........................          416
   19,225   Andrew Corporation!!..........................................          235
   54,100   Avaya Inc.!!..................................................          754
   68,025   CIENA Corporation!!...........................................          135
  808,100   Cisco Systems, Inc.!!.........................................       14,628
   23,375   Comverse Technology, Inc.!!...................................          440
  166,550   Corning Inc.!!................................................        1,845
  172,125   JDS Uniphase Corporation!!....................................          580
  515,050   Lucent Technologies Inc.!!....................................        1,633
  282,350   Motorola, Inc. ...............................................        5,094
  194,550   QUALCOMM Inc. ................................................        7,595
   18,300   Scientific-Atlanta, Inc. .....................................          474
   49,750   Tellabs, Inc.!!...............................................          457
                                                                             ----------
                                                                                 34,461
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.1%
   16,000   Noble Corporation!!...........................................          719
                                                                             ----------
            OILFIELD SERVICES -- 0.9%
   39,900   Baker Hughes Inc. ............................................        1,744
   19,300   BJ Services Company...........................................        1,012
   52,775   Halliburton Company...........................................        1,778
   17,775   Nabors Industries, Ltd.!!.....................................          842
   12,775   Rowan Companies, Inc.!!.......................................          337
   70,575   Schlumberger Ltd. ............................................        4,750
   38,350   Transocean Inc.!!.............................................        1,372
                                                                             ----------
                                                                                 11,835
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.1%
   13,425   Ball Corporation..............................................          502
   12,775   Bemis Company, Inc. ..........................................          340
   17,950   Pactiv Corporation!!..........................................          417
   10,025   Sealed Air Corporation!!......................................          465
                                                                             ----------
                                                                                  1,724
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.6%
   10,525   Boise Cascade Corporation.....................................          350
   30,850   Georgia-Pacific Corporation...................................        1,109
   58,125   International Paper Company...................................        2,348
   13,050   Louisiana-Pacific Corporation.................................          339
   24,125   Meadwestvaco Corporation......................................          770
   21,900   Plum Creek Timber Company, Inc. ..............................          767
    6,650   Temple-Inland Inc. ...........................................          447
   28,625   Weyerhaeuser Company..........................................        1,903
                                                                             ----------
                                                                                  8,033
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- 6.5%
   15,750   Allergan, Inc. ...............................................   $    1,143
   13,450   AmerisourceBergen Corporation.................................          722
  151,317   Amgen Inc.!!..................................................        8,577
  232,475   Bristol-Myers Squibb Company..................................        5,503
   55,700   Caremark Rx, Inc.!!...........................................        1,786
   22,425   Chiron Corporation!!..........................................          991
  135,125   Eli Lilly and Company.........................................        8,114
    9,275   Express Scripts, Inc.!!.......................................          606
   44,250   Forest Laboratories, Inc.!!...................................        1,990
   27,250   Genzyme Corporation!!.........................................        1,483
   51,450   Gilead Sciences, Inc.!!.......................................        1,923
   18,642   Hospira, Inc.!!...............................................          570
   27,950   IMS Health Inc. ..............................................          669
   28,875   King Pharmaceuticals, Inc.!!(a)...............................          345
   32,511   Medco Health Solutions, Inc.!!................................        1,005
   29,800   MedImmune, Inc.!!.............................................          706
  265,175   Merck & Company, Inc. ........................................        8,751
   32,125   Mylan Laboratories, Inc.(a)...................................          578
  902,435   Pfizer Inc. ..................................................       27,614
  175,975   Schering-Plough Corporation...................................        3,354
   13,075   Watson Pharmaceuticals, Inc.!!................................          385
  159,400   Wyeth.........................................................        5,962
                                                                             ----------
                                                                                 82,777
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.8%
    5,975   Deluxe Corporation............................................          245
    9,775   Dow Jones & Company, Inc. ....................................          397
   31,800   Gannett Company, Inc. ........................................        2,665
   50,450   Interpublic Group of Companies, Inc.!!........................          534
    9,250   Knight-Ridder, Inc. ..........................................          605
   22,700   McGraw-Hill Companies, Inc. ..................................        1,809
    6,000   Meredith Corporation..........................................          308
   14,175   Monster Worldwide Inc.!!......................................          349
   17,550   New York Times Company, Class A...............................          686
   26,175   R.R. Donnelley & Sons Company.................................          820
   38,050   Tribune Company...............................................        1,566
                                                                             ----------
                                                                                  9,984
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.5%
   44,500   Burlington Northern Santa Fe Corporation......................        1,705
   25,675   CSX Corporation...............................................          852
   35,900   FedEx Corporation.............................................        3,076
   47,050   Norfolk Southern Corporation..................................        1,399
    7,700   Ryder System, Inc. ...........................................          362
   30,975   Union Pacific Corporation.....................................        1,815
  134,375   United Parcel Service, Inc., Class B..........................       10,203
                                                                             ----------
                                                                                 19,412
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
   11,300   Apartment Investment and Management Company...................          393
   48,150   Equity Office Properties Trust(a).............................        1,312
   33,550   Equity Residential Properties Trust...........................        1,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- (CONTINUED)
   21,725   ProLogis......................................................   $      766
   24,875   Simon Property Group, Inc. ...................................        1,334
                                                                             ----------
                                                                                  4,845
                                                                             ----------
            RESTAURANTS -- 0.7%
   18,850   Darden Restaurants, Inc. .....................................          440
  150,150   McDonald's Corporation........................................        4,209
   47,500   Starbucks Corporation!!.......................................        2,159
   13,575   Wendy's International, Inc. ..................................          456
   34,725   Yum! Brands, Inc. ............................................        1,412
                                                                             ----------
                                                                                  8,676
                                                                             ----------
            SEMICONDUCTORS -- 2.9%
   42,425   Advanced Micro Devices, Inc.!!................................          552
   58,025   Agilent Technologies, Inc.!!..................................        1,252
   44,425   Altera Corporation!!..........................................          869
   45,225   Analog Devices, Inc. .........................................        1,754
  202,975   Applied Materials, Inc.!!.....................................        3,347
   37,425   Applied Micro Circuits Corporation!!..........................          117
   38,500   Broadcom Corporation, Class A!!...............................        1,051
  766,675   Intel Corporation.............................................       15,379
   23,475   KLA-Tencor Corporation!!......................................          974
   36,750   Linear Technology Corporation.................................        1,332
   38,800   Maxim Integrated Products, Inc. ..............................        1,641
   73,075   Micron Technology, Inc.!!(a)..................................          879
   42,800   National Semiconductor Corporation!!..........................          663
   17,075   Novellus Systems, Inc.!!......................................          454
   19,900   NVIDIA Corporation!!..........................................          289
   15,325   PerkinElmer, Inc. ............................................          264
   21,150   PMC-Sierra, Inc.!!............................................          186
   11,050   QLogic Corporation!!..........................................          327
   10,975   Tektronix, Inc. ..............................................          365
   23,200   Teradyne, Inc.!!..............................................          311
  206,900   Texas Instruments Inc. .......................................        4,402
   41,475   Xilinx, Inc. .................................................        1,120
                                                                             ----------
                                                                                 37,528
                                                                             ----------
            SOFTWARE -- 4.8%
   28,650   Adobe Systems Inc. ...........................................        1,417
   13,575   Autodesk, Inc. ...............................................          660
   26,650   BMC Software, Inc.!!..........................................          421
   20,225   Citrix Systems, Inc.!!........................................          354
   69,950   Computer Associates International, Inc. ......................        1,840
   46,150   Compuware Corporation!!.......................................          238
   36,300   Electronic Arts Inc.!!........................................        1,669
   22,900   Intuit Inc.!!.................................................        1,040
   11,125   Mercury Interactive Corporation!!.............................          388
1,299,450   Microsoft Corporation.........................................       35,929
   46,225   Novell, Inc.!!................................................          292
  617,975   Oracle Corporation!!..........................................        6,971
   32,175   Parametric Technology Corporation!!...........................          170
   43,850   PeopleSoft, Inc.!!............................................          870
   60,425   Siebel Systems, Inc.!!........................................          456
   37,675   Symantec Corporation!!........................................        2,068

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- (CONTINUED)
   51,725   VERITAS Software Corporation!!................................   $      921
  162,600   Yahoo! Inc.!!.................................................        5,514
                                                                             ----------
                                                                                 61,218
                                                                             ----------
            SPECIALTY STORES -- 2.3%
   35,925   Bed Bath & Beyond Inc.!!......................................        1,333
   38,850   Best Buy Company, Inc. .......................................        2,107
   13,775   Big Lots Inc.!!...............................................          168
   23,750   Circuit City Stores -- Circuit City Group.....................          364
   20,100   Family Dollar Stores, Inc. ...................................          545
  108,000   Gap, Inc. ....................................................        2,020
  262,375   Home Depot, Inc. .............................................       10,286
   56,475   Limited Brands................................................        1,259
   93,175   Lowe's Companies, Inc. .......................................        5,064
   16,775   Nordstrom, Inc. ..............................................          641
   37,450   Office Depot, Inc.!!..........................................          563
   19,075   RadioShack Corporation........................................          546
   17,025   Sherwin-Williams Company......................................          748
   59,475   Staples, Inc. ................................................        1,774
   17,475   Tiffany & Company.............................................          537
   58,425   TJX Companies, Inc. ..........................................        1,288
   25,575   Toys R Us, Inc.!!.............................................          454
                                                                             ----------
                                                                                 29,697
                                                                             ----------
            STEEL -- 0.1%
    9,475   Nucor Corporation.............................................          865
   13,550   United States Steel Corporation(a)............................          510
                                                                             ----------
                                                                                  1,375
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.6%
   36,850   ALLTEL Corporation............................................        2,023
   94,975   AT&T Corporation..............................................        1,360
  326,225   AT&T Wireless Services Inc.!!.................................        4,822
  218,800   BellSouth Corporation.........................................        5,934
   16,125   CenturyTel, Inc. .............................................          552
   39,625   Citizens Communications Company...............................          531
  133,075   Nextel Communications, Inc., Class A!!........................        3,173
  216,925   Qwest Communications International Inc.!!.....................          722
  396,025   SBC Communications Inc. ......................................       10,277
  173,612   Sprint Corporation (FON Group)................................        3,495
  330,875   Verizon Communications Inc. ..................................       13,029
                                                                             ----------
                                                                                 45,918
                                                                             ----------
            TOBACCO -- 1.1%
  245,225   Altria Group, Inc. ...........................................       11,536
   17,700   Reynolds American Inc. .......................................        1,204
   19,750   UST Inc. .....................................................          795
                                                                             ----------
                                                                                 13,535
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,104,061)...........................................    1,244,097
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations LargeCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 3.1%
              (Cost $40,319)
   40,319   Nations Cash Reserves, Capital Class Shares#..................   $   40,319
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,144,380*)................................     100.2%   1,284,416
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.2)%     (1,962)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,282,454
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see note 11). The portion that represents cash collateral is $3,201.

 &&
  All or a portion of security segregated as collateral for futures contracts.

> Affiliated security.

(a)
  All or a portion of security was on loan on September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $6,878 and $3,076, respectively.

(b)
  Fair valued security (see Note 1).

(c)
  Restricted security.

ABBREVIATIONS:

CVO  --   Contingent Value Obligation
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              COMMON STOCKS -- 92.7%
              AEROSPACE AND DEFENSE -- 1.4%
  17,500      Boeing Company................................................   $    903
   9,400      General Dynamics Corporation..................................        960
     300      Rockwell Automation, Inc. ....................................         12
   9,700      Rockwell Collins, Inc. .......................................        360
  16,800      United Technologies Corporation...............................      1,569
                                                                               --------
                                                                                  3,804
                                                                               --------
              APPAREL AND TEXTILES -- 0.2%
  14,900      Jones Apparel Group, Inc. ....................................        533
                                                                               --------
              AUTOMOTIVE -- 0.6%
   7,500      AutoZone, Inc.!!..............................................        579
     800      Cooper Tire & Rubber Company..................................         16
   9,600      Eaton Corporation.............................................        609
  36,000      Ford Motor Company............................................        506
                                                                               --------
                                                                                  1,710
                                                                               --------
              BEVERAGES -- 2.6%
   4,000      Adolph Coors Company, Class B.................................        272
   2,900      Anheuser-Busch Companies, Inc. ...............................        145
 100,800      Coca-Cola Company&&...........................................      4,037
   2,300      Pepsi Bottling Group, Inc. ...................................         62
  52,700      PepsiCo, Inc. ................................................      2,564
                                                                               --------
                                                                                  7,080
                                                                               --------
              BROADCASTING AND CABLE -- 1.4%
   9,500      Clear Channel Communications, Inc. ...........................        296
  24,100      Comcast Corporation, Class A!!................................        681
  42,000      The Walt Disney Company.......................................        947
 115,300      Time Warner Inc.!!............................................      1,861
     600      Viacom Inc., Class B..........................................         20
                                                                               --------
                                                                                  3,805
                                                                               --------
              CHEMICALS -- BASIC -- 0.0%+
   1,000      PPG Industries, Inc. .........................................         61
                                                                               --------
              CHEMICALS -- SPECIALTY -- 0.7%
  10,500      Millipore Corporation!!.......................................        502
  36,900      Monsanto Company..............................................      1,344
                                                                               --------
                                                                                  1,846
                                                                               --------
              COMMERCIAL BANKING -- 6.1%
  31,900      AmSouth Bancorporation........................................        778
 158,400      Citigroup Inc.&&..............................................      6,988
   1,400      Comerica Inc. ................................................         83
   7,600      Fifth Third Bancorp...........................................        374
   8,200      M&T Bank Corporation..........................................        785
     500      Marshall and Ilsley Corporation...............................         20
   9,400      North Fork Bancorporation, Inc. ..............................        418
   3,200      PNC Financial Services Group..................................        173
  40,200      The Bank of New York Company, Inc. ...........................      1,173
  74,600      US Bancorp....................................................      2,156
  25,700      Wachovia Corporation..........................................      1,207
  34,900      Washington Mutual, Inc. ......................................      1,364
  18,400      Wells Fargo & Company.........................................      1,097
                                                                               --------
                                                                                 16,616
                                                                               --------
              COMMERCIAL SERVICES -- 0.9%
  11,900      Allied Waste Industries, Inc.!!...............................        105

                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              COMMERCIAL SERVICES -- (CONTINUED)
  24,300      Apollo Group Inc., Class A!!&&................................   $  1,784
   8,400      Cendant Corporation...........................................        181
  23,100      Solectron Corporation!!.......................................        114
   9,100      Waste Management, Inc. .......................................        249
                                                                               --------
                                                                                  2,433
                                                                               --------
              COMPUTER SERVICES -- 0.2%
   3,300      Affiliated Computer Services, Inc., Class A!!.................        184
   1,600      Computer Sciences Corporation!!...............................         75
   1,800      Convergys Corporation!!.......................................         24
   8,600      Electronic Data Systems Corporation...........................        167
       1      First Data Corporation........................................          0++
                                                                               --------
                                                                                    450
                                                                               --------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.1%
  60,400      Dell Inc.!!...................................................      2,150
 103,300      Hewlett-Packard Company.......................................      1,937
  60,100      International Business Machines Corporation&&.................      5,154
  14,300      Lexmark International, Inc.!!.................................      1,201
   2,300      NCR Corporation!!.............................................        114
  38,800      Xerox Corporation!!...........................................        546
                                                                               --------
                                                                                 11,102
                                                                               --------
              CONGLOMERATES -- 0.6%
  55,000      Tyco International Ltd. ......................................      1,686
                                                                               --------
              CONSUMER CREDIT AND MORTGAGES -- 3.2%
  42,200      American Express Company......................................      2,172
  46,800      Countrywide Financial Corporation.............................      1,843
  48,800      Fannie Mae&&..................................................      3,094
   4,600      Freddie Mac...................................................        300
  53,400      MBNA Corporation..............................................      1,346
                                                                               --------
                                                                                  8,755
                                                                               --------
              DEPARTMENT AND DISCOUNT STORES -- 2.5%
   2,500      Costco Wholesale Corporation..................................        104
  13,300      Federated Department Stores, Inc. ............................        604
  15,500      J.C. Penney Company, Inc. ....................................        547
  13,200      Target Corporation............................................        597
  95,400      Wal-Mart Stores, Inc.&&.......................................      5,076
                                                                               --------
                                                                                  6,928
                                                                               --------
              DIVERSIFIED MANUFACTURING -- 4.5%
  40,400      3M Company....................................................      3,231
 199,100      General Electric Company......................................      6,686
  36,900      Gillette Company..............................................      1,540
   8,500      Honeywell International Inc. .................................        305
   5,900      ITT Industries, Inc. .........................................        472
                                                                               --------
                                                                                 12,234
                                                                               --------
              ELECTRIC POWER -- NON NUCLEAR -- 0.6%
  37,600      Edison International..........................................        997
   9,200      NiSource Inc. ................................................        193
  11,600      Pinnacle West Capital Corporation.............................        481
                                                                               --------
                                                                                  1,671
                                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              ELECTRIC POWER -- NUCLEAR -- 0.6%
  16,500      FirstEnergy Corporation.......................................   $    678
  29,700      PG & E Corporation!!..........................................        903
                                                                               --------
                                                                                  1,581
                                                                               --------
              ELECTRICAL EQUIPMENT -- 0.4%
  18,800      Emerson Electric Company......................................      1,164
                                                                               --------
              ENERGY -- MISCELLANEOUS -- 0.4%
   8,500      CenterPoint Energy Inc. ......................................         88
  22,500      Progress Energy, Inc. ........................................        953
                                                                               --------
                                                                                  1,041
                                                                               --------
              EXPLORATION AND PRODUCTION -- 0.9%
  29,600      Devon Energy Corporation......................................      2,102
   6,500      EOG Resources, Inc. ..........................................        428
                                                                               --------
                                                                                  2,530
                                                                               --------
              FINANCE -- MISCELLANEOUS -- 1.0%
  11,500      Capital One Financial Corporation.............................        850
  38,900      H & R Block, Inc. ............................................      1,922
                                                                               --------
                                                                                  2,772
                                                                               --------
              FOOD AND DRUG STORES -- 0.5%
  16,200      CVS Corporation...............................................        683
  19,900      SUPERVALU Inc. ...............................................        548
                                                                               --------
                                                                                  1,231
                                                                               --------
              FOOD PRODUCTS -- 1.1%
   7,000      General Mills, Inc. ..........................................        314
  43,100      Hershey Foods Corporation.....................................      2,014
  10,500      Kellogg Company...............................................        448
  11,500      SYSCO Corporation.............................................        344
                                                                               --------
                                                                                  3,120
                                                                               --------
              HEALTH SERVICES -- 1.2%
  13,400      Biogen Idec Inc.!!............................................        820
   5,500      HCA Inc. .....................................................        210
   4,200      Manor Care, Inc. .............................................        126
  13,500      Quest Diagnostics Inc. .......................................      1,190
   8,200      Wellpoint Health Networks Inc.!!..............................        862
                                                                               --------
                                                                                  3,208
                                                                               --------
              HEAVY MACHINERY -- 1.5%
  22,100      Illinois Tool Works Inc. .....................................      2,059
  23,200      Ingersoll-Rand Company, Class A...............................      1,577
   7,900      Parker-Hannifin Corporation...................................        465
                                                                               --------
                                                                                  4,101
                                                                               --------
              HOUSEHOLD PRODUCTS -- 3.2%
  49,000      Avon Products, Inc. ..........................................      2,140
   5,000      Colgate-Palmolive Company.....................................        226
  37,200      Kimberly-Clark Corporation....................................      2,404
  35,000      Procter & Gamble Company......................................      1,894
  36,200      The Clorox Company............................................      1,929
                                                                               --------
                                                                                  8,593
                                                                               --------
              HOUSING AND FURNISHING -- 0.3%
   8,200      Masco Corporation.............................................        283
   1,800      Pulte Homes, Inc. ............................................        110
   7,400      Whirlpool Corporation.........................................        445
                                                                               --------
                                                                                    838
                                                                               --------

                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              INSURANCE -- 7.0%
  18,800      ACE Ltd. .....................................................   $    753
   2,100      Aetna Inc. ...................................................        210
  10,200      AFLAC, Inc. ..................................................        400
   4,000      Allstate Corporation..........................................        192
  86,900      American International Group, Inc.&&..........................      5,907
  17,800      Aon Corporation...............................................        512
   9,100      Hartford Financial Services Group, Inc. ......................        564
  13,400      Jefferson-Pilot Corporation...................................        665
   9,200      Loews Corporation.............................................        538
  13,100      MBIA, Inc. ...................................................        763
  16,800      MGIC Investment Corporation...................................      1,118
   6,200      Principal Financial Group, Inc. ..............................        223
   2,500      Progressive Corporation.......................................        212
  49,300      Prudential Financial, Inc. ...................................      2,319
  38,300      SAFECO Corporation............................................      1,748
  55,500      The St. Paul Companies, Inc. .................................      1,835
  14,100      Torchmark Corporation.........................................        750
                                                                               --------
                                                                                 18,709
                                                                               --------
              INTEGRATED OIL -- 6.3%
   2,200      Amerada Hess Corporation......................................        196
  41,600      Apache Corporation............................................      2,085
  40,200      ChevronTexaco Corporation.....................................      2,156
  36,600      ConocoPhillips................................................      3,032
 146,600      Exxon Mobil Corporation&&.....................................      7,086
  15,100      Kerr-McGee Corporation........................................        864
  40,200      The Williams Companies, Inc. .................................        486
  15,100      Valero Energy Corporation.....................................      1,211
                                                                               --------
                                                                                 17,116
                                                                               --------
              INVESTMENT SERVICES -- 4.1%
  13,400      E*TRADE Group, Inc.!!.........................................        153
 118,800      J.P. Morgan Chase & Company...................................      4,720
  14,100      Lehman Brothers Holdings Inc. ................................      1,124
  12,500      Merrill Lynch & Company, Inc. ................................        622
  61,200      Morgan Stanley................................................      3,017
     100      Northern Trust Corporation....................................          4
  34,400      State Street Corporation......................................      1,469
     300      T Rowe Price Group Inc. ......................................         15
                                                                               --------
                                                                                 11,124
                                                                               --------
              LODGING AND RECREATION -- 1.4%
  18,300      Harley-Davidson, Inc. ........................................      1,088
  23,600      Hasbro, Inc. .................................................        444
  41,900      International Game Technology.................................      1,505
   7,500      Mandalay Resort Group.........................................        515
   8,200      Starwood Hotels & Resorts Worldwide, Inc. ....................        381
                                                                               --------
                                                                                  3,933
                                                                               --------
              MEDICAL DEVICES AND SUPPLIES -- 4.3%
  14,900      Abbott Laboratories...........................................        631
   8,700      Baxter International Inc. ....................................        280
  39,300      Becton Dickinson & Company....................................      2,032
  23,000      Biomet, Inc. .................................................      1,078
     100      Boston Scientific Corporation!!...............................          4
   4,800      Cardinal Health, Inc. ........................................        210
  99,800      Johnson & Johnson.............................................      5,622
  23,000      Medtronic, Inc. ..............................................      1,194

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
  12,800      Stryker Corporation...........................................   $    615
     100      Zimmer Holdings, Inc.!!.......................................          8
                                                                               --------
                                                                                 11,674
                                                                               --------
              METALS AND MINING -- 0.2%
   6,900      Phelps Dodge Corporation......................................        635
                                                                               --------
              NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.5%
 241,500      Cisco Systems, Inc.!!.........................................      4,371
  29,800      Corning Inc.!!................................................        330
 113,900      Motorola, Inc. ...............................................      2,055
  69,400      QUALCOMM Inc. ................................................      2,709
                                                                               --------
                                                                                  9,465
                                                                               --------
              OILFIELD SERVICES -- 0.6%
  23,300      Schlumberger Ltd. ............................................      1,568
                                                                               --------
              PACKAGING AND CONTAINERS -- 0.1%
  10,000      Bemis Company, Inc. ..........................................        266
     600      Sealed Air Corporation!!......................................         28
                                                                               --------
                                                                                    294
                                                                               --------
              PAPER AND FOREST PRODUCTS -- 1.1%
   8,000      Georgia-Pacific Corporation...................................        288
  38,700      International Paper Company...................................      1,563
  39,800      Louisiana-Pacific Corporation.................................      1,033
                                                                               --------
                                                                                  2,884
                                                                               --------
              PHARMACEUTICALS -- 5.1%
  25,600      Amgen Inc.!!..................................................      1,451
  67,200      Bristol-Myers Squibb Company..................................      1,591
  18,600      Caremark Rx, Inc.!!...........................................        597
  11,000      Eli Lilly and Company.........................................        661
   5,500      Express Scripts, Inc.!!.......................................        359
  10,700      Forest Laboratories, Inc.!!...................................        481
   5,700      King Pharmaceuticals, Inc.!!..................................         68
  19,700      Medco Health Solutions, Inc.!!................................        609
  24,800      Merck & Company, Inc. ........................................        818
 232,700      Pfizer Inc.&&.................................................      7,120
     800      Wyeth.........................................................         30
                                                                               --------
                                                                                 13,785
                                                                               --------
              PUBLISHING AND ADVERTISING -- 1.3%
  15,700      Interpublic Group of Companies, Inc.!!........................        166
  21,300      Knight-Ridder, Inc. ..........................................      1,394
   9,200      McGraw-Hill Companies, Inc. ..................................        733
  15,000      New York Times Company, Class A...............................        587
  16,200      Tribune Company...............................................        667
                                                                               --------
                                                                                  3,547
                                                                               --------
              RAILROADS, TRUCKING AND SHIPPING -- 0.3%
   8,300      Burlington Northern Santa Fe Corporation......................        318
     900      Norfolk Southern Corporation..................................         27
   5,300      United Parcel Service, Inc., Class B..........................        402
                                                                               --------
                                                                                    747
                                                                               --------

                                                                                 VALUE
 SHARES                                                                          (000)
----------------------------------------------------------------------------------------
              RESTAURANTS -- 0.4%
  35,600      McDonald's Corporation........................................   $    998
   4,900      Starbucks Corporation!!.......................................        223
                                                                               --------
                                                                                  1,221
                                                                               --------
              SEMICONDUCTORS -- 2.4%
   1,100      Altera Corporation!!..........................................         22
 238,300      Intel Corporation.............................................      4,779
  30,300      Maxim Integrated Products, Inc. ..............................      1,281
     900      National Semiconductor Corporation!!..........................         14
  11,300      PerkinElmer, Inc. ............................................        195
  17,000      Texas Instruments Inc. .......................................        362
                                                                               --------
                                                                                  6,653
                                                                               --------
              SOFTWARE -- 5.2%
  21,500      Autodesk, Inc. ...............................................      1,046
  32,500      Citrix Systems, Inc.!!........................................        569
  26,800      Electronic Arts Inc.!!........................................      1,233
 257,600      Microsoft Corporation.........................................      7,122
 273,500      Oracle Corporation!!..........................................      3,085
  32,200      Yahoo! Inc.!!.................................................      1,092
                                                                               --------
                                                                                 14,147
                                                                               --------
              SPECIALTY STORES -- 2.2%
  97,200      Gap, Inc. ....................................................      1,818
  32,000      Home Depot, Inc. .............................................      1,254
   3,200      Lowe's Companies, Inc. .......................................        174
   9,700      Nordstrom, Inc. ..............................................        371
  21,400      Office Depot, Inc.!!..........................................        322
  90,300      TJX Companies, Inc. ..........................................      1,990
                                                                               --------
                                                                                  5,929
                                                                               --------
              STEEL -- 0.7%
  11,400      Nucor Corporation.............................................      1,042
  23,100      United States Steel Corporation...............................        869
                                                                               --------
                                                                                  1,911
                                                                               --------
              TELECOMMUNICATIONS SERVICES -- 4.0%
   1,100      ALLTEL Corporation............................................         60
 104,200      AT&T Corporation..............................................      1,492
  50,000      AT&T Wireless Services Inc.!!.................................        739
  63,300      BellSouth Corporation.........................................      1,717
  47,000      Nextel Communications, Inc., Class A!!........................      1,120
 110,400      SBC Communications Inc. ......................................      2,865
  14,800      Sprint Corporation (FON Group)................................        298
  68,100      Verizon Communications Inc. ..................................      2,682
                                                                               --------
                                                                                 10,973
                                                                               --------
              TOBACCO -- 1.8%
  61,700      Altria Group, Inc. ...........................................      2,903
  29,400      Reynolds American Inc. .......................................      2,000
                                                                               --------
                                                                                  4,903
                                                                               --------
              TOTAL COMMON STOCKS
                (Cost $211,788).............................................    252,111
                                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                VALUE
CONTRACTS                                                                       (000)
----------------------------------------------------------------------------------------
              PURCHASED OPTIONS -- 0.4%
   1,000      Call option
                Altria Group
                Strike price 40.00
                Expires 01/22/05............................................   $    775
      10(c)(d) Call option on interest rate swap,
                expiring on 07/14/06. If exercised, Morgan Stanley pays
                fixed (3.75%) and receives 6 month EURIBOR, Swap expires
                07/13/07....................................................         70
   1,000      Put option
                Altria Group
                Strike price 20.00
                Expires 01/22/05............................................          5
     400      Put option
                S&P 500 Index
                Strike price 900.00
                Expires 03/19/05............................................        188
                                                                               --------
              TOTAL PURCHASED OPTIONS
                (Cost $958).................................................      1,038
                                                                               --------
 SHARES
 (000)
---------
              AFFILIATED INVESTMENT COMPANIES -- 4.3%
                (Cost $11,697)
  11,697      Nations Cash Reserves, Capital Class Shares#..................     11,697
                                                                               --------
              TOTAL INVESTMENTS
                (Cost $224,443*)..................................      97.4%   264,846
                                                                               --------
              TOTAL OTHER ASSETS AND LIABILITIES (NET)............       2.6%     7,189
                                                                               --------
              NET ASSETS..........................................     100.0%  $272,035
                                                                               ========

                                                                                VALUE
CONTRACTS                                                                       (000)
----------------------------------------------------------------------------------------
              WRITTEN OPTIONS
  (1,000)     Call option
                Altria Group
                Strike price 40.00
                Expires 01/22/05..................................  $   (775)
  (1,000)     Put option
                Altria Group
                Strike price 20.00
                Expires 01/22/05..................................        (5)
    (400)     Put option
                S&P 500 Index
                Strike price 1,005.00
                Expires 03/19/05..................................      (296)
                                                                    --------
              TOTAL WRITTEN OPTIONS
                (Premium $1,010)..................................  $ (1,076)
                                                                    ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 &&
  All or a portion of security segregated as collateral for futures contracts and written options.

(c)
  1 contract = $1,000,000.

(d)
  Fair valued security (see Note 1).

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 98.6%
          AEROSPACE AND DEFENSE -- 1.1%
 57,875   Alliant Techsystems Inc.!!....................................   $    3,501
164,650   L-3 Communications Holdings, Inc. ............................       11,032
 16,075   Sequa Corporation, Class A!!..................................          839
129,925   The Titan Corporation!!.......................................        1,815
                                                                           ----------
                                                                               17,187
                                                                           ----------
          AIRLINES -- 0.4%
131,750   AirTran Holdings, Inc.!!......................................        1,312
 41,350   Alaska Air Group, Inc.!!......................................        1,025
159,187   JetBlue Airways Corporation!!(a)..............................        3,330
                                                                           ----------
                                                                                5,667
                                                                           ----------
          APPAREL AND TEXTILES -- 0.2%
 54,325   Timberland Company, Class A!!.................................        3,086
                                                                           ----------
          AUTOMOBILES -- 0.2%
145,775   Adesa, Inc. ..................................................        2,395
                                                                           ----------
          AUTOMOTIVE -- 1.5%
106,850   ArvinMeritor, Inc. ...........................................        2,003
 85,950   Borg Warner Inc. .............................................        3,721
160,175   Carmax Inc.!!.................................................        3,452
138,575   Copart, Inc.!!................................................        2,623
119,275   Gentex Corporation............................................        4,190
105,675   Lear Corporation..............................................        5,754
 41,025   Superior Industries International, Inc.(a)....................        1,229
                                                                           ----------
                                                                               22,972
                                                                           ----------
          BEVERAGES -- 0.7%
165,200   Constellation Brands, Inc.!!..................................        6,288
212,900   PepsiAmericas, Inc. ..........................................        4,066
                                                                           ----------
                                                                               10,354
                                                                           ----------
          BROADCASTING AND CABLE -- 0.6%
 86,300   Emmis Communications Corporation!!............................        1,559
 76,775   Entercom Communications Corporation!!.........................        2,507
 36,550   Media General Inc., Class A...................................        2,045
149,750   Westwood One, Inc.!!..........................................        2,961
                                                                           ----------
                                                                                9,072
                                                                           ----------
          BUILDING MATERIALS -- 0.2%
 74,275   Martin Marietta Materials, Inc. ..............................        3,362
                                                                           ----------
          BUSINESS SERVICES AND SUPPLIES -- 0.1%
166,425   Gartner Group, Inc.!!(a)......................................        1,946
                                                                           ----------
          CHEMICALS -- BASIC -- 1.2%
 56,150   FMC Corporation!!.............................................        2,727
103,925   FMC Technologies, Inc.!!......................................        3,471
178,400   IMC Global, Inc. .............................................        3,102
274,875   Lyondell Chemical Company.....................................        6,174
107,525   Olin Corporation..............................................        2,151
                                                                           ----------
                                                                               17,625
                                                                           ----------
          CHEMICALS -- SPECIALTY -- 1.6%
114,875   Airgas, Inc. .................................................        2,765

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          CHEMICALS -- SPECIALTY -- (CONTINUED)
 64,025   Albemarle Corporation.........................................   $    2,247
 95,025   Cabot Corporation.............................................        3,665
 38,175   Cabot Microelectronics Corporation!!(a).......................        1,384
176,500   Crompton Corporation..........................................        1,675
 60,275   Cytec Industries Inc. ........................................        2,950
 64,525   Ferro Corporation.............................................        1,407
100,300   Lubrizol Corporation..........................................        3,470
 31,700   Minerals Technologies Inc. ...................................        1,866
 50,425   Scotts Company, Class A!!.....................................        3,235
                                                                           ----------
                                                                               24,664
                                                                           ----------
          COMMERCIAL BANKING -- 7.1%
169,562   Associated Banc-Corp..........................................        5,438
117,800   Astoria Financial Corporation.................................        4,181
 80,975   Bank of Hawaii Corporation....................................        3,826
266,275   Banknorth Group, Inc.&&.......................................        9,319
 75,550   City National Corporation.....................................        4,907
205,700   Colonial BancGroup, Inc. .....................................        4,207
121,025   Commerce Bancorp, Inc.(a).....................................        6,681
188,875   Compass Bancshares, Inc. .....................................        8,276
 79,350   Cullen Frost Bankers, Inc. ...................................        3,687
130,625   Firstmerit Corporation........................................        3,436
 78,900   Greater Bay Bancorp...........................................        2,268
239,250   Hibernia Corporation, Class A.................................        6,319
129,325   Independence Community Bank Corporation.......................        5,050
102,075   Investors Financial Services Corporation......................        4,607
121,800   Mercantile Bankshares Corporation.............................        5,842
407,703   New York Community Bancorp, Inc. .............................        8,373
 54,900   Silicon Valley Bancshares!!...................................        2,041
214,925   TCF Financial Corporation.....................................        6,510
120,825   Washington Federal, Inc. .....................................        3,039
 81,675   Webster Financial Corporation.................................        4,034
 48,850   Westamerica Bancorporation....................................        2,681
102,225   Wilmington Trust Corporation..................................        3,702
                                                                           ----------
                                                                              108,424
                                                                           ----------
          COMMERCIAL SERVICES -- 3.8%
124,525   Alliance Data Systems Corporation!!...........................        5,051
 29,850   Bandag, Inc. .................................................        1,307
 80,300   Catalina Marketing Corporation................................        1,853
128,025   CDW Corporation...............................................        7,429
 97,625   Certegy Inc. .................................................        3,633
136,502   ChoicePoint Inc.!!............................................        5,822
 74,750   Dycom Industries, Inc.!!......................................        2,122
116,850   Fastenal Company..............................................        6,731
 54,200   Kelly Services, Inc. .........................................        1,448
 59,625   Korn/Ferry International!!....................................        1,087
138,775   Manpower Inc. ................................................        6,174
162,125   MPS Group, Inc.!!.............................................        1,363
 70,312   Rollins, Inc. ................................................        1,708
158,750   SEI Investment Company........................................        5,347
 97,325   Sotheby's Holdings, Class A!!.................................        1,530
119,750   United Rentals, Inc.!!(a).....................................        1,903
 79,750   Valassis Communications Inc.!!................................        2,359
                                                                           ----------
                                                                               56,867
                                                                           ----------
          COMPUTER SERVICES -- 1.9%
132,475   Acxiom Corporation............................................        3,145

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMPUTER SERVICES -- (CONTINUED)
228,825   Ceridian Corporation!!........................................   $    4,213
202,325   Cognizant Technology Solutions Corporation!!..................        6,173
 80,125   CSG Systems International, Inc.!!.............................        1,235
108,300   Fair, Issac and Company Inc. .................................        3,162
181,750   GTECH Holdings Corporation....................................        4,602
139,025   Jack Henry & Associates, Inc. ................................        2,609
240,225   Synopsys, Inc.!!..............................................        3,803
                                                                           ----------
                                                                               28,942
                                                                           ----------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
 75,850   Avocent Corporation!!.........................................        1,974
109,725   Herman Miller, Inc. ..........................................        2,705
 66,475   Plexus Corporation!!..........................................          734
280,125   Quantum Corporation!!.........................................          647
171,150   Storage Technology Corporation!!..............................        4,323
 89,350   Tech Data Corporation!!.......................................        3,444
110,375   Zebra Technologies Corporation, Class A!!.....................        6,735
                                                                           ----------
                                                                               20,562
                                                                           ----------
          CONGLOMERATES -- 1.2%
 64,075   Granite Construction..........................................        1,531
154,575   Pentair, Inc. ................................................        5,396
171,875   Scana Corporation.............................................        6,418
117,225   SPX Corporation...............................................        4,150
                                                                           ----------
                                                                               17,495
                                                                           ----------
          CONSTRUCTION -- 0.5%
 94,150   Hovnanian Enterprises Inc.!!..................................        3,775
 86,750   Jacobs Engineering Group Inc.!!...............................        3,322
180,675   Quanta Services, Inc.!!.......................................        1,093
                                                                           ----------
                                                                                8,190
                                                                           ----------
          CONSUMER CREDIT AND MORTGAGES -- 0.3%
242,650   AmeriCredit Corporation!!.....................................        5,067
                                                                           ----------
          CONSUMER SERVICES -- 0.5%
121,825   Rent-A-Center, Inc.!!.........................................        3,150
 79,025   Valspar Corporation...........................................        3,689
                                                                           ----------
                                                                                6,839
                                                                           ----------
          DEPARTMENT AND DISCOUNT STORES -- 0.5%
 75,900   Neiman Marcus Group Inc., Class A.............................        4,364
218,475   Saks, Inc. ...................................................        2,633
                                                                           ----------
                                                                                6,997
                                                                           ----------
          DIVERSIFIED ELECTRONICS -- 3.3%
136,300   Amphenol Corporation, Class A!!...............................        4,670
 50,000   Black Hills Corporation.......................................        1,389
110,425   Diebold, Inc. ................................................        5,157
101,700   Harman International Industries, Inc. ........................       10,957
102,125   Harris Corporation............................................        5,611
124,000   Hawaiian Electric Industries, Inc.(a).........................        3,291
 93,725   Hubbell Inc. .................................................        4,202
111,775   Integrated Circuit Systems, Inc.!!............................        2,403
121,362   National Instruments Corporation..............................        3,674

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          DIVERSIFIED ELECTRONICS -- (CONTINUED)
 93,050   PNM Resources Inc. ...........................................   $    2,095
287,400   RF Micro Devices, Inc.!!......................................        1,822
 53,450   Varian Inc.!!.................................................        2,024
255,775   Vishay Intertechnology, Inc.!!................................        3,299
                                                                           ----------
                                                                               50,594
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 2.6%
 48,000   Carlisle Companies Inc. ......................................        3,069
133,000   Donaldson Company, Inc. ......................................        3,776
120,075   Energizer Holdings Inc.!!.....................................        5,535
 74,125   Federal Signal Corporation....................................        1,377
 63,350   Harsco Corporation............................................        2,844
 56,150   Kennametal Inc. ..............................................        2,535
 54,925   Lancaster Colony Corporation..................................        2,316
 53,125   Modine Manufacturing Company..................................        1,600
 54,925   Nordson Corporation...........................................        1,886
100,000   Precision Castparts Corporation...............................        6,006
 72,200   Sensient Technologies Corporation.............................        1,562
 61,950   Teleflex Inc. ................................................        2,633
 87,375   The Brink's Company...........................................        2,636
 63,800   York International Corporation................................        2,015
                                                                           ----------
                                                                               39,790
                                                                           ----------
          EDUCATION -- 1.1%
157,650   Career Education Corporation!!................................        4,483
138,900   Corinthian Colleges, Inc.!!...................................        1,872
108,225   DeVry, Inc.!!.................................................        2,241
112,650   Education Management Corporation!!............................        3,001
 70,425   ITT Educational Services, Inc.!!..............................        2,539
 70,325   Laureate Education Inc.!!.....................................        2,617
                                                                           ----------
                                                                               16,753
                                                                           ----------
          ELECTRIC POWER -- NON NUCLEAR -- 2.5%
194,825   DPL Inc. .....................................................        4,009
117,950   Duquesne Light Holdings, Inc. ................................        2,118
114,375   Great Plains Energy Inc. .....................................        3,334
 58,800   IDACORP, Inc. ................................................        1,709
197,475   Northeast Utilities Company...................................        3,829
 81,800   NSTAR.........................................................        4,017
134,950   OGE Energy Corporation........................................        3,405
285,850   Pepco Holdings, Inc. .........................................        5,689
180,700   Sierra Pacific Resources!!(a).................................        1,617
117,000   Vectren Corporation...........................................        2,946
132,125   Westar Energy, Inc. ..........................................        2,669
 57,375   WPS Resources Corporation.....................................        2,581
                                                                           ----------
                                                                               37,923
                                                                           ----------
          ELECTRIC POWER -- NUCLEAR -- 0.7%
174,375   Alliant Energy Corporation....................................        4,338
225,925   Energy East Corporation.......................................        5,689
                                                                           ----------
                                                                               10,027
                                                                           ----------
          ELECTRICAL EQUIPMENT -- 0.6%
105,050   AMETEK, Inc. .................................................        3,186
 54,775   Imation Corporation...........................................        1,949
 28,450   Tecumseh Products Company.....................................        1,191
 90,800   Thomas & Betts Corporation....................................        2,435
                                                                           ----------
                                                                                8,761
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          ENERGY -- MISCELLANEOUS -- 0.6%
153,225   Puget Energy Inc. ............................................   $    3,478
181,125   Wisconsin Energy Corporation..................................        5,778
                                                                           ----------
                                                                                9,256
                                                                           ----------
          EXPLORATION AND PRODUCTION -- 2.1%
 90,750   Forest Oil Corporation!!......................................        2,733
 95,950   Newfield Exploration Company!!................................        5,876
 89,975   Noble Energy, Inc. ...........................................        5,240
 98,425   Pogo Producing Company........................................        4,670
398,753   XTO Energy, Inc. .............................................       12,952
                                                                           ----------
                                                                               31,471
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 0.4%
 94,325   IndyMac Bancorp, Inc. ........................................        3,415
136,375   MoneyGram International, Inc. ................................        2,329
                                                                           ----------
                                                                                5,744
                                                                           ----------
          FOOD AND DRUG STORES -- 0.6%
 71,950   Ruddick Corporation...........................................        1,413
 95,875   Whole Foods Market, Inc. .....................................        8,225
                                                                           ----------
                                                                                9,638
                                                                           ----------
          FOOD PRODUCTS -- 2.1%
243,062   Dean Foods Company!!..........................................        7,297
213,725   Hormel Foods Corporation......................................        5,724
170,225   Smithfield Foods, Inc.!!......................................        4,256
 89,875   The J. M. Smucker Company.....................................        3,991
 80,501   Tootsie Roll Industries, Inc. ................................        2,352
543,600   Tyson Foods Inc., Class A.....................................        8,708
                                                                           ----------
                                                                               32,328
                                                                           ----------
          HEALTH SERVICES -- 3.8%
 76,950   Apria Healthcare Group Inc.!!.................................        2,097
 71,150   Charles River Laboratories International, Inc.!!(a)...........        3,259
134,150   Community Health Systems!!....................................        3,579
 96,450   Covance Inc.!!................................................        3,855
137,925   Coventry Health Care, Inc.!!..................................        7,361
141,175   First Health Group Corporation!!..............................        2,272
172,425   Health Net Inc.!!.............................................        4,262
 59,600   Lifepoint Hospitals, Inc.!!...................................        1,789
153,900   Lincare Holdings Inc.!!.......................................        4,572
160,325   Omnicare, Inc. ...............................................        4,547
132,475   Pacificare Health Systems Inc.!!..............................        4,862
103,300   Renal Care Group, Inc.!!......................................        3,329
 69,575   Stericycle, Inc.!!............................................        3,193
118,275   Triad Hospitals, Inc.!!.......................................        4,073
 89,600   Universal Health Services, Inc., Class B......................        3,898
                                                                           ----------
                                                                               56,948
                                                                           ----------
          HEAVY MACHINERY -- 0.6%
138,975   Agco Corporation!!............................................        3,144
 85,125   Flowserve Corporation!!.......................................        2,058
106,687   Graco Inc. ...................................................        3,574
                                                                           ----------
                                                                                8,776
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          HOUSEHOLD PRODUCTS -- 0.6%
105,050   American Greetings Corporation, Class A!!.....................   $    2,639
 62,900   Blyth Industries, Inc. .......................................        1,944
 95,200   Church & Dwight Company, Inc. ................................        2,671
 90,175   Tupperware Corporation........................................        1,531
                                                                           ----------
                                                                                8,785
                                                                           ----------
          HOUSING AND FURNISHING -- 3.2%
359,162   D.R. Horton, Inc. ............................................       11,893
 84,275   Furniture Brands International, Inc. .........................        2,114
 88,525   HNI Corporation...............................................        3,504
240,325   Lennar Corporation, Class A...................................       11,439
102,750   Mohawk Industries Inc.!!......................................        8,157
179,000   RPM Inc. .....................................................        3,159
 36,525   The Ryland Group, Inc. .......................................        3,384
115,075   Toll Brothers, Inc.!!.........................................        5,331
                                                                           ----------
                                                                               48,981
                                                                           ----------
          INSURANCE -- 5.7%
 81,975   Allmerica Financial Corporation!!.............................        2,203
113,400   American Financial Group, Inc. ...............................        3,390
 60,225   AmerUs Group Company..........................................        2,469
141,500   Arthur J. Gallagher & Company.................................        4,688
106,125   Brown and Brown Inc. .........................................        4,850
 86,125   Everest Re Group, Ltd. .......................................        6,402
267,440   Fidelity National Financial, Inc.&&...........................       10,189
136,425   First American Financial Corporation..........................        4,206
 99,650   HCC Insurance Holdings Inc.(a)................................        3,004
 65,850   Horace Mann Educators Corporation.............................        1,158
109,200   Leucadia National Corporation.................................        6,186
 94,625   Ohio Casualty Corporation!!...................................        1,981
280,487   Old Republic International Corporation........................        7,021
106,900   Protective Life Corporation...................................        4,202
142,850   Radian Group Inc. ............................................        6,604
 43,725   Stancorp Financial Group Inc. ................................        3,113
147,950   The PMI Group, Inc. ..........................................        6,004
105,375   Unitrin, Inc. ................................................        4,380
129,487   W.R. Berkley Corporation......................................        5,459
                                                                           ----------
                                                                               87,509
                                                                           ----------
          INTEGRATED OIL -- 1.7%
141,700   Murphy Oil Corporation........................................       12,295
223,850   Pioneer Natural Resources Company(a)..........................        7,718
129,350   Questar Corporation...........................................        5,927
                                                                           ----------
                                                                               25,940
                                                                           ----------
          INVESTMENT SERVICES -- 1.7%
122,025   A.G. Edwards, Inc. ...........................................        4,225
104,200   Eaton Vance Corporation.......................................        4,209
 87,225   Jefferies Group, Inc.&&.......................................        3,007
 92,125   LaBranche & Company Inc.(a)...................................          778
155,137   Legg Mason, Inc. .............................................        8,263
113,587   Raymond James Financial, Inc. ................................        2,740
127,050   Waddell & Reed Financial, Inc., Class A.......................        2,795
                                                                           ----------
                                                                               26,017
                                                                           ----------
          LODGING AND RECREATION -- 1.8%
133,500   Boyd Gaming Corporation.......................................        3,758
477,025   Caesars Entertainment, Inc.!!.................................        7,967
115,850   Callaway Golf Company.........................................        1,225

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          LODGING AND RECREATION -- (CONTINUED)
 82,025   International Speedway Corporation............................   $    4,093
103,950   Mandalay Resort Group.........................................        7,136
143,275   Six Flags, Inc.!!.............................................          779
 87,925   Thor Industries Inc. .........................................        2,327
                                                                           ----------
                                                                               27,285
                                                                           ----------
          MEDICAL DEVICES AND SUPPLIES -- 3.6%
 94,400   Beckman Coulter, Inc. ........................................        5,298
171,050   Cytyc Corporation!!...........................................        4,131
123,975   DENTSPLY International Inc. ..................................        6,439
 91,950   Edwards Lifesciences Corporation!!............................        3,080
 67,125   Henry Schein, Inc.!!(a).......................................        4,183
 95,300   Hillenbrand Industries, Inc. .................................        4,816
 54,800   INAMED Corporation!!..........................................        2,612
 80,950   Invitrogen Corporation!!......................................        4,451
105,325   Patterson Companies Inc.!!....................................        8,063
106,325   STERIS Corporation!!..........................................        2,333
209,200   Varian Medical Systems, Inc.!!................................        7,232
 76,200   VISX Inc.!!...................................................        1,570
                                                                           ----------
                                                                               54,208
                                                                           ----------
          METALS AND MINING -- 0.6%
 84,475   Arch Coal, Inc. ..............................................        2,998
 98,900   Peabody Energy Corporation....................................        5,885
                                                                           ----------
                                                                                8,883
                                                                           ----------
          NATURAL GAS DISTRIBUTION -- 1.6%
100,025   AGL Resources Inc. ...........................................        3,078
 95,250   Equitable Resources, Inc. ....................................        5,174
120,100   Hanover Compressor Company!!..................................        1,615
180,937   MDU Resources Group, Inc. ....................................        4,764
127,175   National Fuel Gas Company.....................................        3,603
158,700   ONEOK, Inc. ..................................................        4,129
 74,925   WGL Holdings Inc. ............................................        2,117
                                                                           ----------
                                                                               24,480
                                                                           ----------
          NATURAL GAS PIPELINES -- 0.3%
362,975   Aquila, Inc.!!(a).............................................        1,132
113,600   Western Gas Resources, Inc. ..................................        3,248
                                                                           ----------
                                                                                4,380
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.2%
606,100   3Com Corporation!!............................................        2,558
122,675   ADTRAN, Inc. .................................................        2,782
136,225   Advanced Fibre Communications, Inc.!!.........................        2,166
 83,275   CommScope, Inc.!!.............................................        1,799
182,875   McDATA Corporation, Class A!!(a)..............................          920
 65,725   Newport Corporation!!.........................................          754
 73,825   Plantronics, Inc. ............................................        3,192
153,100   Polycom, Inc.!!...............................................        3,034
160,725   Powerwave Technologies, Inc.!!................................          990
                                                                           ----------
                                                                               18,195
                                                                           ----------
          OILFIELD SERVICES -- 4.1%
 84,600   Cooper Cameron Corporation!!..................................        4,639
232,575   ENSCO International Inc. .....................................        7,598
189,000   Grant Prideco, Inc.!!.........................................        3,873
 77,650   Helmerich & Payne, Inc. ......................................        2,228
132,275   National-Oilwell, Inc.!!......................................        4,347

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          OILFIELD SERVICES -- (CONTINUED)
257,025   Patterson-UTI Energy, Inc. ...................................   $    4,901
118,725   Plains Exploration & Production Company!!.....................        2,833
209,425   Pride International, Inc.!!...................................        4,145
161,375   Smith International, Inc.!!...................................        9,800
 93,375   Tidewater Inc. ...............................................        3,039
150,275   Varco International, Inc.!!...................................        4,030
205,575   Weatherford International Inc.!!..............................       10,489
                                                                           ----------
                                                                               61,922
                                                                           ----------
          PACKAGING AND CONTAINERS -- 0.6%
 78,650   Longview Fibre Company........................................        1,199
164,475   Packaging Corporation of America..............................        4,025
150,900   Sonoco Products Company.......................................        3,990
                                                                           ----------
                                                                                9,214
                                                                           ----------
          PAPER AND FOREST PRODUCTS -- 0.6%
 85,700   Bowater Inc.(a)...............................................        3,273
 67,500   P.H. Glatfelter Company.......................................          836
 45,450   Potlatch Corporation..........................................        2,128
 76,457   Rayonier Inc. ................................................        3,459
                                                                           ----------
                                                                                9,696
                                                                           ----------
          PHARMACEUTICALS -- 2.8%
160,930   Barr Laboratories, Inc.!!.....................................        6,668
 87,275   Cephalon, Inc.!!..............................................        4,180
385,231   IVAX Corporation!!............................................        7,378
469,875   Millennium Pharmaceuticals, Inc.!!............................        6,442
 52,275   Par Pharmaceutical Cos Inc.!!.................................        1,878
108,825   Perrigo Company...............................................        2,236
146,500   Protein Design Labs, Inc.!!...................................        2,868
134,925   Sepracor Inc.!!...............................................        6,582
129,375   Valeant Pharmaceuticals International.........................        3,121
123,175   Vertex Pharmaceuticals Inc.!!.................................        1,293
                                                                           ----------
                                                                               42,646
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 2.4%
 38,375   Banta Corporation.............................................        1,525
177,025   Belo Corporation..............................................        3,990
108,325   Dun & Bradstreet Corporation!!................................        6,359
132,325   Harte-Hanks, Inc. ............................................        3,309
 69,550   Lee Enterprises, Inc. ........................................        3,223
153,325   Readers Digest Association, Inc., Class A.....................        2,237
 61,000   Scholastic Corporation!!......................................        1,884
 14,725   The Washington Post Company, Class B..........................       13,548
                                                                           ----------
                                                                               36,075
                                                                           ----------
          RAILROADS, TRUCKING AND SHIPPING -- 2.3%
131,525   C.H. Robinson Worldwide, Inc. ................................        6,101
 78,450   CNF Inc. .....................................................        3,216
163,150   Expeditors International of Washington, Inc. .................        8,436
 75,975   GATX Corporation(a)...........................................        2,025
124,375   J.B. Hunt Transport Services, Inc. ...........................        4,619
 60,625   Overseas Shipholding Group, Inc. .............................        3,009
123,125   Swift Transportation Company, Inc.!!..........................        2,071

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- (CONTINUED)
 72,600   Trinity Industries, Inc.(a)...................................   $    2,263
122,043   Werner Enterprises, Inc. .....................................        2,357
                                                                           ----------
                                                                               34,097
                                                                           ----------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.3%
127,325   AMB Property Corporation......................................        4,714
158,500   Developers Diversified Realty Corporation.....................        6,200
 82,600   Highwoods Properties, Inc. ...................................        2,033
103,475   Hospitality Properties Trust..................................        4,397
131,125   Liberty Property Trust........................................        5,223
 93,375   Mack-Cali Realty Corporation..................................        4,137
157,475   New Plan Excel Realty Trust...................................        3,937
196,975   United Dominion Realty Trust..................................        3,906
                                                                           ----------
                                                                               34,547
                                                                           ----------
          RESTAURANTS -- 1.6%
126,412   Applebee's International Inc. ................................        3,196
 54,325   Bob Evans Farms, Inc. ........................................        1,475
138,375   Brinker International, Inc.!!.................................        4,310
 75,025   CBRL Group Inc. ..............................................        2,707
 95,100   Krispy Kreme Doughnuts, Inc.!!(a).............................        1,204
113,475   Outback Steakhouse, Inc. .....................................        4,713
101,075   Ruby Tuesday, Inc.(a).........................................        2,817
 79,800   The Cheesecake Factory, Inc.!!................................        3,463
                                                                           ----------
                                                                               23,885
                                                                           ----------
          SEMICONDUCTORS -- 3.8%
177,975   Arrow Electronics, Inc.!!.....................................        4,019
732,450   Atmel Corporation!!...........................................        2,651
185,550   Avnet, Inc.!!.................................................        3,177
146,825   Credence Systems Corporation!!................................        1,057
112,875   Cree, Inc.!!(a)...............................................        3,446
192,975   Cypress Semiconductor Corporation!!...........................        1,706
183,850   Fairchild Semiconductor Corporation, Class A!!................        2,605
163,425   Intergrated Device Technology, Inc.!!.........................        1,557
101,775   International Rectifier Corporation!!.........................        3,491
231,800   Intersil Corporation, Class A.................................        3,693
133,225   KEMET Corporation!!...........................................        1,078
206,375   Lam Research Corporation!!....................................        4,515
174,675   Lattice Semiconductor Corporation!!...........................          858
 93,950   LTX Corporation!!.............................................          508
140,950   Micrel, Inc.!!................................................        1,467
317,050   Microchip Technology Inc. ....................................        8,509
249,400   SanDisk Corporation!!.........................................        7,263
114,500   Semtech Corporation!!.........................................        2,195
 79,775   Silicon Laboratories Inc.!!...................................        2,640
211,450   TriQuint Semiconductor, Inc.!!................................          825
                                                                           ----------
                                                                               57,260
                                                                           ----------
          SOFTWARE -- 2.9%
213,137   Activision, Inc.!!............................................        2,956
 51,125   Advent Software, Inc.!!.......................................          860
 90,362   Ascential Software Corporation!!..............................        1,217
414,675   Cadence Design Systems, Inc.!!................................        5,407
133,550   Checkfree Corporation!!.......................................        3,695
129,400   DST Systems, Inc.!!...........................................        5,755

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          SOFTWARE -- (CONTINUED)
 95,150   Keane Inc.!!..................................................   $    1,462
106,875   Macromedia Inc.!!.............................................        2,146
 76,100   Macrovision Corporation!!.....................................        1,832
240,575   McAfee Inc.!!.................................................        4,836
110,475   Mentor Graphics Corporation!!.................................        1,211
 86,150   Retek Inc.!!..................................................          393
 99,500   Reynolds & Reynolds Company, Class A..........................        2,455
 98,025   RSA Security Inc.!!...........................................        1,892
146,375   Sybase, Inc.!!................................................        2,019
185,850   The BISYS Group, Inc.!!.......................................        2,715
 57,700   Transaction Systems Architects, Inc.!!........................        1,072
126,125   Wind River Systems!!..........................................        1,539
                                                                           ----------
                                                                               43,462
                                                                           ----------
          SPECIALTY STORES -- 5.5%
107,051   99 Cents Only Stores!!(a).....................................        1,523
145,625   Abercrombie & Fitch Company...................................        4,587
 86,450   Aeropostale, Inc.!!...........................................        2,265
110,450   American Eagle Outfitters, Inc. ..............................        4,070
109,925   AnnTaylor Stores Corporation!!................................        2,572
107,950   Barnes & Noble, Inc.!!........................................        3,994
107,250   BJ's Wholesale Club, Inc.!!...................................        2,932
117,575   Borders Group Inc. ...........................................        2,916
137,700   Chico's FAS, Inc.!!...........................................        4,709
152,325   Claire's Stores, Inc. ........................................        3,814
174,850   Dollar Tree Stores, Inc.!!....................................        4,712
239,725   Foot Locker, Inc. ............................................        5,681
105,100   Michaels Stores, Inc. ........................................        6,224
 84,875   O'Reilly Automotive Inc.!!....................................        3,250
114,175   Pacific Sunwear of California, Inc.!!.........................        2,403
104,900   Payless ShoeSource, Inc.!!....................................        1,063
223,600   PETsMart, Inc. ...............................................        6,349
134,625   Pier 1 Imports, Inc. .........................................        2,434
 68,175   Regis Corporation.............................................        2,742
227,150   Ross Stores, Inc. ............................................        5,324
123,925   Urban Outfitters, Inc.!!......................................        4,263
179,025   Williams-Sonoma, Inc.!!.......................................        6,723
                                                                           ----------
                                                                               84,550
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 0.8%
377,675   Cincinnati Bell Inc.!!........................................        1,318
 88,125   Telephone and Data Systems, Inc. .............................        7,418
175,425   UTStarcom, Inc.!!(a)..........................................        2,826
                                                                           ----------
                                                                               11,562
                                                                           ----------
          TOBACCO -- 0.1%
 39,325   Universal Corporation.........................................        1,755
                                                                           ----------
          UTILITIES -- MISCELLANEOUS -- 0.8%
 65,600   Alexander & Baldwin, Inc. ....................................        2,226
143,231   Aqua America, Inc. ...........................................        3,167
233,825   Republic Services, Inc. ......................................        6,958
                                                                           ----------
                                                                               12,351
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $1,287,388)...........................................    1,493,407
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations MidCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                        VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES -- 2.6%
            (Cost $39,136)
 39,136   Nations Cash Reserves, Capital Class Shares#..................   $   39,136
                                                                           ----------
          TOTAL INVESTMENTS
            (Cost $1,326,524*)................................     101.2%   1,532,543
                                                                           ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (1.2)%    (18,221)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $1,514,322
                                                                           ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $27,625.

 &&
  All or a portion of security segregated as collateral for futures contracts.

(a)
  All or a portion of security was on loan on September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $39,191 and $26,816, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 99.6%
            AEROSPACE AND DEFENSE -- 1.8%
   67,300   AAR Corporation!!.............................................   $      838
   68,300   Armor Holdings, Inc.!!........................................        2,842
   44,600   Curtiss-Wright Corporation....................................        2,552
   56,700   DRS Technologies, Inc.!!......................................        2,123
   44,200   Esterline Technologies Corporation!!..........................        1,352
   93,500   GenCorp Inc.(a)...............................................        1,267
   53,550   Moog Inc.!!...................................................        1,944
   67,700   Teledyne Technologies Inc.!!..................................        1,695
   33,100   Triumph Group, Inc.!!.........................................        1,120
   23,600   Woodward Governor Company.....................................        1,593
                                                                             ----------
                                                                                 17,326
                                                                             ----------
            AIRLINES -- 0.5%
   94,600   FLYi Inc.!!(a)................................................          370
   44,900   Forward Air Corporation!!.....................................        1,797
   74,300   Frontier Airlines, Inc.!!.....................................          571
   65,900   Mesa Air Group, Inc.!!(a).....................................          336
  121,700   SkyWest, Inc. ................................................        1,831
                                                                             ----------
                                                                                  4,905
                                                                             ----------
            APPAREL AND TEXTILES -- 2.2%
   28,100   Ashworth Inc.!!...............................................          230
   37,900   Brown Shoe Company, Inc. .....................................          950
   76,100   Christopher & Banks Corporation...............................        1,218
   43,500   G & K Services, Inc., Class A.................................        1,729
   45,500   Genesco, Inc.!!...............................................        1,072
   15,000   Haggar Corporation............................................          257
   39,400   Hancock Fabrics Inc. .........................................          472
   72,700   K-Swiss Inc., Class A.........................................        1,399
   57,300   Kellwood Company..............................................        2,089
   24,500   Oshkosh B'Gosh Inc., Class A..................................          495
   33,800   Oxford Industries Inc. .......................................        1,259
   64,200   Phillips-Van Heusen Corporation...............................        1,430
  118,400   Quiksilver, Inc.!!............................................        3,010
   68,100   Russell Corporation...........................................        1,147
   78,700   Stride Rite Corporation.......................................          807
   56,200   The Children's Place Retail Stores, Inc.!!....................        1,344
   81,600   Wolverine World Wide, Inc. ...................................        2,056
                                                                             ----------
                                                                                 20,964
                                                                             ----------
            AUTOMOTIVE -- 1.1%
  103,750   Aaron Rents, Inc., Class A....................................        2,257
   47,700   Group 1 Automotive, Inc.!!....................................        1,301
   32,700   Midas, Inc.!!.................................................          530
   69,500   Myers Industries Inc. ........................................          761
   73,500   Oshkosh Truck Corporation.....................................        4,193
   41,200   Standard Motor Products, Inc. ................................          623
   46,400   TBC Corporation!!.............................................        1,037
  121,300   Tower Automotive, Inc.!!(a)...................................          254
                                                                             ----------
                                                                                 10,956
                                                                             ----------
            BROADCASTING AND CABLE -- 0.1%
   28,300   4Kids Entertainment Inc.!!....................................          572
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- 0.7%
   80,200   Delta and Pine Land Company...................................   $    2,145
   69,100   Georgia Gulf Corporation......................................        3,081
   59,700   H.B. Fuller Company...........................................        1,636
                                                                             ----------
                                                                                  6,862
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 1.5%
   48,800   Arch Chemicals, Inc. .........................................        1,391
   54,500   Cambrex Corporation...........................................        1,196
   63,200   MacDermid, Inc. ..............................................        1,831
   59,200   OM Group, Inc.!!..............................................        2,165
   84,100   Omnova Solutions Inc.!!.......................................          507
   18,300   Penford Corporation...........................................          319
  191,200   PolyOne Corporation!!.........................................        1,438
   20,100   Quaker Chemical Corporation...................................          485
   34,900   Rogers Corporation!!..........................................        1,483
   63,300   Schulman (A.) Inc. ...........................................        1,395
   46,550   TETRA Technologies Inc.!!.....................................        1,445
   66,800   Wellman Inc. .................................................          566
                                                                             ----------
                                                                                 14,221
                                                                             ----------
            COMMERCIAL BANKING -- 8.1%
  124,800   BankAtlantic Bancorp, Inc. ...................................        2,286
   62,600   BankUnited Financial Corporation, Class A!!...................        1,825
  123,400   Brookline Bancorp, Inc. ......................................        1,934
   96,325   Chittenden Corporation........................................        2,625
   82,900   Commercial Federal Corporation................................        2,237
   63,800   Community Bank Systems, Inc. .................................        1,603
   77,000   Community First Bankshares, Inc. .............................        2,469
   58,300   Downey Financial Corporation..................................        3,204
  105,000   East West Bancorp, Inc. ......................................        3,527
   36,000   Financial Federal Corporation!!...............................        1,349
   97,000   First Midwest Bancorp, Inc. ..................................        3,352
   33,000   First Republic Bank...........................................        1,518
   83,950   Firstbank Corporation&&.......................................        4,054
   34,200   FirstFed Financial Corporation!!..............................        1,672
  127,700   Flagstar Bancorp, Inc. .......................................        2,717
   83,700   Gold Banc Corporation, Inc. ..................................        1,129
   93,800   Hudson United Bancorp.........................................        3,457
   59,100   Irwin Financial Corporation...................................        1,526
   68,000   MAF Bancorp Inc. .............................................        2,933
   42,400   PrivateBancorp, Inc. .........................................        1,143
   68,900   Provident Bankshares Corporation..............................        2,312
  133,560   Republic Bancorp Inc. ........................................        2,057
   61,000   Riggs National Corporation....................................        1,354
  147,400   South Financial Group, Inc. ..................................        4,156
  144,300   Southwest Bancorporation of Texas, Inc. ......................        2,906
   93,600   Sterling Bancshares, Inc. ....................................        1,259
   47,250   Sterling Financial Corporation!!..............................        1,665
   96,900   Susquehanna Bancshares Inc. ..................................        2,384
  155,000   TrustCo Bank Corporation NY...................................        1,987
   91,300   Umpqua Holdings Corporation...................................        2,060
   90,500   United Bankshares Inc. .......................................        3,136
   69,730   Waypoint Financial Corporation................................        1,922
   85,200   Whitney Holding Corporation...................................        3,578
   42,800   Wintrust Financial Corporation................................        2,452
                                                                             ----------
                                                                                 79,788
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL SERVICES -- 4.4%
  101,200   ABM Industries Inc. ..........................................   $    2,039
   54,900   Administaff, Inc.!!...........................................          642
   63,750   ADVO Inc. ....................................................        1,972
   65,000   Arbitron Inc.!!...............................................        2,380
   41,100   CDI Corporation...............................................          843
   76,300   Central Parking Corporation...................................        1,009
   44,700   Coinstar, Inc.!!(a)...........................................        1,042
   31,600   Emcor Group Inc.!!............................................        1,189
   64,800   Factset Research Systems Inc.(a)..............................        3,123
   90,300   Florida Rock Industries, Inc. ................................        4,425
   79,800   Global Payments Inc. .........................................        4,273
   39,900   Heidrick & Struggles International, Inc.!!....................        1,150
   32,400   IMCO Recycling Inc.!!(a)......................................          369
   24,300   Insurance Auto Auctions Inc.!!................................          417
   87,400   Labor Ready, Inc.!!...........................................        1,225
   45,300   MAXIMUS, Inc.!!...............................................        1,305
   22,000   Memberworks Inc.!!(a).........................................          577
   66,400   NCO Group, Inc.!!.............................................        1,789
   52,600   On Assignment, Inc.!!.........................................          234
   34,400   Prepaid Legal Services Inc.!!(a)..............................          883
  129,100   PRG-Schultz International, Inc.!!.............................          741
   51,700   Rewards Network Inc.!!........................................          345
   30,200   Startek, Inc. ................................................          947
  117,300   Tetra Tech, Inc.!!............................................        1,486
   89,600   URS Corporation!!.............................................        2,391
   46,200   Viad Corporation..............................................        1,096
   31,800   Volt Information Sciences Inc.!!..............................          915
   55,700   Watsco Inc. ..................................................        1,673
   67,200   Watson Wyatt & Company Holdings...............................        1,767
                                                                             ----------
                                                                                 42,247
                                                                             ----------
            COMPUTER SERVICES -- 1.8%
   60,800   CACI International, Inc., Class A!!...........................        3,210
   73,900   Digital Insight Corporation!!(a)..............................        1,007
  100,500   Efunds Corporation!!..........................................        1,868
   62,800   FindWhat.com!!(a).............................................        1,176
   98,500   Internet Security Systems, Inc.!!.............................        1,675
   67,500   ManTech International Corporation!!...........................        1,264
   46,400   Pegasus Solutions, Inc.!!.....................................          553
   33,300   QRS Corporation!!.............................................          230
   55,100   Radiant Systems, Inc.!!.......................................          222
   32,200   SCM Microsystems, Inc.!!......................................           88
   51,800   Synaptics Inc.!!..............................................        1,044
   28,700   TALX Corporation..............................................          663
   92,500   WebEx Communications, Inc.!!(a)...............................        2,018
   48,600   Websense, Inc.!!..............................................        2,025
   66,600   Zixit Corporation!!(a)........................................          305
                                                                             ----------
                                                                                 17,348
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
  229,400   Adaptec, Inc.!!...............................................        1,743
   67,200   Agilysys, Inc.(a).............................................        1,162
   49,700   Brady Corporation, Class A....................................        2,423
   48,100   Global Imaging Systems, Inc.!!................................        1,495
   54,400   Hutchinson Technology, Inc.!!(a)..............................        1,454
   34,600   Imagistics International Inc.!!...............................        1,163
   44,300   Mercury Computer Systems, Inc.!!..............................        1,193
   38,600   Micros Systems, Inc.!!........................................        1,933
  143,500   Pinnacle Systems, Inc.!!......................................          598

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
   39,500   Radisys Corporation!!.........................................   $      551
   26,200   ScanSource, Inc.!!(a).........................................        1,672
   38,400   Standard Microsystems Corporation!!...........................          672
                                                                             ----------
                                                                                 16,059
                                                                             ----------
            CONGLOMERATES -- 1.0%
   68,200   Advanced Energy Industries, Inc.!!............................          634
   57,100   Apogee Enterprises, Inc. .....................................          738
  128,200   Hughes Supply Inc. ...........................................        3,854
   55,800   Insituform Technologies Inc., Class A!!.......................        1,042
  100,150   Waste Connections, Inc.!!.....................................        3,173
                                                                             ----------
                                                                                  9,441
                                                                             ----------
            CONSTRUCTION -- 0.6%
   25,900   Chemed Corporation............................................        1,444
   41,100   ElkCorp.......................................................        1,141
   27,000   Meritage Corporation!!........................................        2,122
  133,100   The Shaw Group Inc.!!.........................................        1,597
                                                                             ----------
                                                                                  6,304
                                                                             ----------
            CONSUMER SERVICES -- 0.7%
   18,700   Angelica Corporation..........................................          465
   28,100   Building Materials Holding Corporation........................          773
   63,600   Fedders Corporation...........................................          260
   47,400   Kaman Corporation, Class A....................................          566
  108,500   La-Z-Boy Inc. ................................................        1,647
   43,500   Russ Berrie & Company Inc. ...................................          877
  127,100   Spherion Corporation!!........................................          994
   36,400   Thomas Industries Inc. .......................................        1,143
                                                                             ----------
                                                                                  6,725
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.1%
   61,300   ShopKo Stores, Inc.!!.........................................        1,067
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 4.0%
  154,800   Aeroflex, Inc.!!..............................................        1,636
   28,500   Analogic Corporation..........................................        1,188
   77,200   Anixter International Inc. ...................................        2,709
   81,800   Artesyn Technologies, Inc.!!..................................          816
   48,100   Audiovox Corporation, Class A!!...............................          810
   30,800   BEI Technologies, Inc. .......................................          844
   23,600   Bel Fuse Inc., Class B........................................          781
   97,750   Belden CDT Inc. ..............................................        2,131
   85,750   Benchmark Electronics, Inc.!!.................................        2,555
   78,400   Checkpoint Systems Inc.!!.....................................        1,221
   75,300   CTS Corporation...............................................          949
   55,700   Cubic Corporation.............................................        1,276
   39,500   Daktronics, Inc.!!............................................          966
   43,800   Dionex Corporation!!..........................................        2,396
   41,600   EDO Corporation...............................................        1,154
   54,375   Engineered Support Systems, Inc. .............................        2,482
   70,400   FLIR Systems, Inc.!!..........................................        4,117
   46,400   Gerber Scientific Inc.!!......................................          306
   54,500   Helix Technology Corporation..................................          741
   36,800   Invision Technologies, Inc.!!.................................        1,656
   43,800   Itron Inc.!!..................................................          764
   33,800   Keithley Instruments, Inc. ...................................          590

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- (CONTINUED)
   74,000   Methode Electronics Inc., Class A.............................   $      946
   72,100   Rayovac Corporation!!.........................................        1,900
  106,700   Trimble Navigation Ltd.!!.....................................        3,372
   44,600   Wilson Greatbatch Technologies Inc.!!.........................          798
                                                                             ----------
                                                                                 39,104
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.1%
   61,400   A.O. Smith Corporation........................................        1,495
   88,800   Acuity Brands, Inc. ..........................................        2,111
   69,100   Albany International Corporation, Class A.....................        2,060
   48,300   Barnes Group Inc. ............................................        1,327
   53,000   CLARCOR Inc. .................................................        2,527
   35,400   CUNO, Inc.!!..................................................        2,044
   61,200   Griffon Corporation!!.........................................        1,291
   48,000   Hydril Company!!..............................................        2,062
   47,200   Ionics Inc.!!(a)..............................................        1,274
   58,900   Kaydon Corporation............................................        1,695
   19,700   Lawson Products, Inc. ........................................          807
  122,700   Lennox International Inc. ....................................        1,833
   33,700   Lydall Inc.!!.................................................          313
   41,700   Meade Instruments Corporation!!...............................          130
   73,000   Mueller Industries, Inc. .....................................        3,135
   77,200   Roper Industries, Inc. .......................................        4,436
   49,700   Simpson Manufacturing Company, Inc. ..........................        3,141
   25,400   Standex International Corporation.............................          622
   60,000   Stewart & Stevenson Services, Inc. ...........................        1,060
   56,100   Sturm, Ruger & Company Inc. ..................................          505
   68,300   The Nautilus Group, Inc.(a)...................................        1,543
   80,200   Tredegar Industries, Inc. ....................................        1,460
   87,900   Vicor Corporation.............................................          889
   67,400   Watts Industries, Inc., Class A...............................        1,810
                                                                             ----------
                                                                                 39,570
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.1%
   61,600   ALLETE, Inc. .................................................        2,002
   25,300   Central Vermont Public Service Corporation....................          509
   32,900   CH Energy Group, Inc. ........................................        1,507
   98,300   Cleco Corporation.............................................        1,695
   99,300   El Paso Electric Company!!....................................        1,596
   10,600   Green Mountain Power Corporation..............................          276
   30,300   UIL Holdings Corporation......................................        1,490
   71,500   UniSource Energy Corporation..................................        1,741
                                                                             ----------
                                                                                 10,816
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.4%
   44,900   Cohu, Inc. ...................................................          664
   53,950   Intermagnetics General Corporation!!..........................        1,249
   46,500   Littelfuse, Inc.!!............................................        1,605
   59,400   Magnetek, Inc.!!..............................................          444
   30,500   Planar Systems Inc.!!.........................................          342
                                                                             ----------
                                                                                  4,304
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.2%
  101,000   Avista Corporation............................................        1,828
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 2.4%
   86,400   Cimarex Energy Company!!......................................        3,019
   70,100   Headwaters Inc.!!.............................................        2,163

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
  147,300   Patina Oil and Gas Corporation................................   $    4,356
   75,500   Southwestern Energy Company!!.................................        3,170
   70,700   Spinnaker Exploration Company!!...............................        2,477
   55,600   Stone Energy Corporation!!....................................        2,433
   95,400   Unit Corporation!!............................................        3,347
  136,000   Vintage Petroleum, Inc. ......................................        2,730
                                                                             ----------
                                                                                 23,695
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.9%
   48,100   Anchor Bancorp Wisconsin Inc. ................................        1,246
   57,100   Boston Private Financial Holdings, Inc. ......................        1,425
   59,100   Cash America Investments Inc. ................................        1,446
   77,700   Dime Community Bancshares.....................................        1,305
   87,300   Investment Technology Group, Inc.!!...........................        1,336
   99,050   New Century Financial Corporation(a)..........................        5,965
   32,900   Sourcecorp, Inc.!!............................................          728
   35,800   SWS Group, Inc. ..............................................          576
   94,400   UCBH Holdings Inc. ...........................................        3,688
   38,500   World Acceptance Corporation!!................................          895
                                                                             ----------
                                                                                 18,610
                                                                             ----------
            FOOD AND DRUG STORES -- 0.9%
  104,400   Casey's General Stores, Inc. .................................        1,941
   81,750   Fred's, Inc.(a)...............................................        1,468
   77,800   Longs Drug Stores Corporation.................................        1,883
   25,700   Nash-Finch Company............................................          808
   80,400   The Great Atlantic & Pacific Tea Company, Inc.!!..............          490
   83,400   United Natural Foods, Inc.!!..................................        2,219
                                                                             ----------
                                                                                  8,809
                                                                             ----------
            FOOD PRODUCTS -- 1.6%
   37,700   American Italian Pasta Company(a).............................          986
   76,900   Corn Products International, Inc. ............................        3,545
   91,400   Flowers Foods, Inc. ..........................................        2,363
   76,000   Hain Celestial Group, Inc.!!..................................        1,344
   18,800   J & J Snack Foods Corporation!!...............................          806
   61,700   Lance, Inc. ..................................................          996
   96,800   Performance Food Group Company!!..............................        2,294
   61,000   Ralcorp Holdings, Inc.!!......................................        2,202
   41,600   Sanderson Farms, Inc. ........................................        1,392
                                                                             ----------
                                                                                 15,928
                                                                             ----------
            HEALTH SERVICES -- 3.2%
  101,150   Accredo Health, Inc.!!........................................        2,384
   68,400   American Healthways, Inc.!!(a)................................        1,991
   51,875   AMERIGROUP Corporation!!......................................        2,918
   63,300   AmSurg Corporation!!..........................................        1,341
   42,600   Centene Corporation!!.........................................        1,814
   66,800   Cross Country Healthcare, Inc.!!..............................        1,035
   27,000   Curative Health Services, Inc.!!..............................          185
   51,100   Gentiva Health Services, Inc. ................................          837
   65,000   Invacare Corporation..........................................        2,991
   35,700   LabOne, Inc.!!(a).............................................        1,044
   75,100   NDCHealth Corporation.........................................        1,205
  104,500   OCA Inc.!!(a).................................................          495
   76,450   Odyssey Healthcare, Inc.!!....................................        1,357
   54,500   PAREXEL International Corporation!!...........................        1,068
   50,000   Pediatrix Medical Group, Inc.!!...............................        2,743

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- (CONTINUED)
  103,700   Province Healthcare Company!!.................................   $    2,169
   34,000   RehabCare Group, Inc.!!.......................................          783
   42,900   Sunrise Senior Living, Inc.!!(a)..............................        1,507
   59,100   United Surgical Partners International, Inc.!!................        2,030
   64,400   Viasys Healthcare Inc.!!......................................        1,077
                                                                             ----------
                                                                                 30,974
                                                                             ----------
            HEAVY MACHINERY -- 3.1%
   40,900   Applied Industrial Technologies, Inc. ........................        1,462
   41,400   Astec Industries Inc.!!.......................................          792
   68,700   Baldor Electric Company.......................................        1,625
   53,400   Briggs & Stratton Corporation.................................        4,335
   16,200   CPI Corporation...............................................          215
   41,300   Gardner Denver Machinery Inc.!!...............................        1,139
  105,150   IDEX Corporation..............................................        3,571
   91,100   JLG Industries, Inc. .........................................        1,530
   24,500   Lindsay Manufacturing Company.................................          657
   55,800   Manitowoc Company, Inc. ......................................        1,979
   74,600   Milacron Inc.!!...............................................          233
   82,700   Paxar Corporation!!...........................................        1,876
   51,000   Regal Beloit Corporation......................................        1,234
   30,300   Robbins & Myers, Inc. ........................................          667
  187,900   Timken Company................................................        4,625
   47,700   Toro Company..................................................        3,258
   43,300   X-Rite, Inc. .................................................          631
                                                                             ----------
                                                                                 29,829
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.1%
   14,200   National Presto Industries, Inc. .............................          594
   31,500   Natures Sunshine Products Inc. ...............................          478
                                                                             ----------
                                                                                  1,072
                                                                             ----------
            HOUSING AND FURNISHING -- 2.6%
   50,200   Applica Inc.!!................................................          203
   24,400   Bassett Furniture Industries, Inc. ...........................          461
  148,700   Champion Enterprises Inc.!!...................................        1,530
   32,700   Coachmen Industries Inc. .....................................          516
   77,800   Ethan Allen Interiors, Inc. ..................................        2,704
   47,100   Haverty Furniture Companies, Inc. ............................          826
  108,100   Interface Inc., Class A!!.....................................          867
   68,002   M.D.C. Holdings, Inc. ........................................        4,971
   61,300   Monaco Coach Corporation......................................        1,327
   13,300   NVR, Inc.!!...................................................        7,327
   17,500   Skyline Corporation...........................................          701
   70,100   Standard Pacific Corporation..................................        3,952
                                                                             ----------
                                                                                 25,385
                                                                             ----------
            INSURANCE -- 3.2%
   65,900   Delphi Financial Group, Inc., Class A.........................        2,647
  160,800   Fremont General Corporation...................................        3,722
   74,700   Hilb, Rogal and Hamilton Company..............................        2,706
   37,900   Landamerica Financial Group, Inc. ............................        1,724
   46,400   Philadelphia Consolidated Holding Corporation!!...............        2,558
   61,200   Presidential Life Corporation.................................        1,051
   60,900   ProAssurance Corporation!!....................................        2,133
   52,600   RLI Corporation...............................................        1,975
   52,000   Ryerson Tull Inc. ............................................          893
   20,700   SCPIE Holdings Inc. ..........................................          186

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
   58,000   Selective Insurance Group, Inc. ..............................   $    2,158
   55,900   Sierra Health Services, Inc.!!................................        2,679
   37,800   Stewart Information Services Corporation......................        1,489
   96,800   UICI..........................................................        3,169
   40,200   Zenith National Insurance Corporation.........................        1,701
                                                                             ----------
                                                                                 30,791
                                                                             ----------
            INTEGRATED OIL -- 1.2%
   68,900   Cabot Oil & Gas Corporation...................................        3,093
  158,800   Input/Output, Inc.!!..........................................        1,637
   52,600   Oceaneering International Inc.!!..............................        1,938
   57,400   Remington Oil & Gas Corporation!!.............................        1,507
   59,800   St. Mary Land & Exploration Company...........................        2,381
   58,300   Swift Energy Company!!........................................        1,397
                                                                             ----------
                                                                                 11,953
                                                                             ----------
            INVESTMENT SERVICES -- 0.2%
   41,400   Piper Jaffray Companies, Inc.!!...............................        1,639
                                                                             ----------
            LODGING AND RECREATION -- 2.6%
   38,300   Action Performance Companies, Inc.(a).........................          388
   43,300   Arctic Cat Inc. ..............................................        1,124
   61,500   Argosy Gaming Company!!.......................................        2,411
   72,200   Aztar Corporation!!...........................................        1,913
   71,100   Bally Total Fitness Holding Corporation!!(a)..................          259
  115,600   Fleetwood Enterprises Inc.!!..................................        1,755
   54,500   JAKKS Pacific, Inc.!!.........................................        1,254
   97,300   K2 Inc.!!.....................................................        1,392
   62,200   Marcus Corporation............................................        1,211
   58,600   Multimedia Games, Inc.!!(a)...................................          908
   74,300   Pinnacle Entertainment, Inc.!!................................        1,025
   89,000   Polaris Industries Inc.(a)....................................        4,968
   93,100   Prime Hospitality Corporation!!...............................        1,133
   48,400   Shuffle Master, Inc.!!(a).....................................        1,813
   70,200   Winnebago Industries, Inc. ...................................        2,432
   62,800   WMS Industries, Inc.!!(a).....................................        1,613
                                                                             ----------
                                                                                 25,599
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 6.0%
   74,400   Advanced Medical Optics, Inc.!!...............................        2,944
   70,200   American Medical Systems Holdings, Inc.!!.....................        2,546
   45,100   Arthrocare Corporation!!(a)...................................        1,321
   50,700   BioLase Technology Inc.(a)....................................          414
   33,200   Biosite Inc.!!(a).............................................        1,625
   62,200   CONMED Corporation!!..........................................        1,636
   68,200   Cooper Companies, Inc. .......................................        4,674
   48,600   Cryolife, Inc.!!(a)...........................................          353
   49,700   Cyberonics, Inc.!!(a).........................................        1,017
   30,900   Datascope Corporation.........................................        1,153
   60,700   Diagnostic Products Corporation...............................        2,481
   45,700   DJ Orthopedics Inc.!!.........................................          807
   52,600   Haemonetics Corporation!!.....................................        1,727
   42,800   Hologic, Inc.!!...............................................          825
  135,700   Hooper Holmes, Inc. ..........................................          608
   28,600   ICU Medical, Inc.!!(a)........................................          745
   71,500   IDEXX Laboratories, Inc.!!....................................        3,628

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
   62,150   Immucor, Inc.!!...............................................   $    1,538
   60,000   Integra LifeSciences Holdings Corporation!!...................        1,927
   23,900   Kensey Nash Corporation!!(a)..................................          626
   88,300   Mentor Corporation............................................        2,974
   55,000   Merit Medical Systems, Inc.!!.................................          831
   35,800   Osteotech, Inc.!!.............................................          141
   82,100   Owens & Minor, Inc. ..........................................        2,085
   56,900   PolyMedica Corporation........................................        1,753
   37,900   Possis Medical, Inc.!!........................................          594
   91,000   Priority Healthcare Corporation, Class B!!....................        1,834
   70,600   ResMed Inc.!!.................................................        3,361
   72,700   Respironics, Inc.!!...........................................        3,884
   67,200   Sola International Inc.!!.....................................        1,280
   36,600   SurModics, Inc.!!(a)..........................................          869
   81,200   Sybron Dental Specialties, Inc.!!.............................        2,411
   85,700   Techne Corporation!!..........................................        3,272
   62,500   Theragenics Corporation!!.....................................          228
   26,500   Vital Signs Inc. .............................................          847
                                                                             ----------
                                                                                 58,959
                                                                             ----------
            METALS AND MINING -- 3.0%
   32,900   A. M. Castle & Company!!......................................          334
   61,100   AMCOL International Corporation...............................        1,168
   39,500   Brush Engineered Materials Inc.!!.............................          818
   49,600   Carpenter Technology Corporation..............................        2,368
   66,100   Century Aluminum Company!!....................................        1,833
   22,300   Cleveland-Cliffs Inc.!!(a)....................................        1,803
   61,000   Commercial Metals Company.....................................        2,423
   33,900   Commonwealth Industries, Inc.!!...............................          317
  158,300   Massey Energy Company.........................................        4,580
   29,800   Material Sciences Corporation!!...............................          402
   34,300   Quanex Corporation............................................        1,759
   67,900   Reliance Steel & Aluminum Company.............................        2,696
   44,300   RTI International Metals, Inc.!!..............................          858
  103,500   Steel Dynamics, Inc. .........................................        3,997
   26,600   Steel Technologies Inc. ......................................          681
   44,500   Texas Industries, Inc. .......................................        2,289
   30,900   Wolverine Tube Inc.!!.........................................          357
                                                                             ----------
                                                                                 28,683
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 2.8%
  130,600   Atmos Energy Corporation......................................        3,290
   23,500   Cascade Natural Gas Corporation...............................          499
   75,900   Energen Corporation...........................................        3,913
   57,700   New Jersey Resources Corporation..............................        2,389
   57,000   Northwest Natural Gas Company.................................        1,809
   33,300   NUI Holding Company...........................................          444
   80,000   Piedmont Natural Gas Company, Inc.(a).........................        3,515
  170,831   Southern Union Company!!(a)...................................        3,502
   73,600   Southwest Gas Corporation.....................................        1,763
   43,800   The Laclede Group Inc. .......................................        1,280
  106,300   UGI Corporation...............................................        3,960
   49,800   Valmont Industries Inc. ......................................        1,039
                                                                             ----------
                                                                                 27,403
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.9%
   36,600   Black Box Corporation.........................................   $    1,352
   27,100   Brooktrout Inc.!!.............................................          246
   89,700   C-COR.net Corporation!!.......................................          758
   65,800   Captaris Inc.!!...............................................          280
   38,200   Concord Communications, Inc.!!................................          341
  150,700   Harmonic Inc.!!...............................................        1,002
   48,500   j2 Global Communications, Inc.!!(a)...........................        1,533
   67,500   NYFIX, Inc.!!(a)..............................................          410
   31,800   SBS Technologies, Inc.!!......................................          388
   48,900   Sonic Solutions...............................................          798
   45,400   Three-Five Systems, Inc.!!....................................          124
   27,400   Tollgrade Communications, Inc.!!..............................          241
   55,800   ViaSat, Inc.!!................................................        1,122
                                                                             ----------
                                                                                  8,595
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.6%
   33,300   CARBO Ceramics Inc. ..........................................        2,402
   56,200   Frontier Oil Corporation......................................        1,327
   34,000   Petroleum Development Corporation.............................        1,490
   35,200   WD-40 Company.................................................        1,007
                                                                             ----------
                                                                                  6,226
                                                                             ----------
            OILFIELD SERVICES -- 1.4%
   28,900   Atwood Oceanics, Inc.!!.......................................        1,374
   79,900   Cal Dive International, Inc.!!................................        2,846
   36,100   Dril-Quip, Inc.!!.............................................          805
   60,400   Lone Star Technologies, Inc.!!(a).............................        2,283
   47,700   Offshore Logistics, Inc.!!....................................        1,642
   38,200   SEACOR SMIT Inc.!!............................................        1,786
   69,700   Veritas DGC Inc.!!............................................        1,588
   57,400   W-H Energy Services, Inc.!!...................................        1,191
                                                                             ----------
                                                                                 13,515
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.5%
   75,900   AptarGroup, Inc. .............................................        3,337
   28,700   Libbey Inc. ..................................................          537
   30,400   Mobile Mini Inc.!!(a).........................................          754
                                                                             ----------
                                                                                  4,628
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.3%
   77,100   Buckeye Technologies Inc.!!...................................          860
   59,400   Caraustar Industries, Inc.!!..................................          996
   40,700   Chesapeake Corporation........................................          978
   25,300   Deltic Lumber Corporation.....................................        1,007
   33,000   Pope & Talbot Inc. ...........................................          581
   74,400   Rock-Tenn Company - Class A...................................        1,171
   31,000   Schweitzer-Mauduit International, Inc. .......................        1,004
   69,300   United Stationers Inc.!!......................................        3,007
   37,300   Universal Forest Products, Inc. ..............................        1,276
  107,800   Wausau-Mosinee Paper Corporation(a)...........................        1,795
                                                                             ----------
                                                                                 12,675
                                                                             ----------
            PHARMACEUTICALS -- 2.3%
  109,500   Alpharma Inc., Class A........................................        2,003
   60,100   ArQule Inc.!!.................................................          278
   32,700   Bradley Pharmaceuticals Inc.!!(a).............................          665
   64,305   Enzo Biochem, Inc.!!..........................................          965
  118,400   Medicis Pharmaceutical Corporation, Class A...................        4,621
  147,400   MGI Pharma, Inc.!!............................................        3,934

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
  139,500   NBTY, Inc.!!..................................................   $    3,008
   48,800   Noven Pharmaceuticals, Inc.!!.................................        1,017
  117,800   Pharmaceutical Product Development, Inc.!!....................        4,241
  116,200   Regeneron Pharmaceuticals, Inc.!!.............................        1,009
  125,700   Savient Pharmaceuticals Inc.!!................................          289
                                                                             ----------
                                                                                 22,030
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.7%
   39,700   Advanced Marketing Services Inc. .............................          428
   73,600   Bowne & Company Inc. .........................................          956
   28,400   Consolidated Graphics Inc.!!..................................        1,190
   43,600   Information Holdings Inc.!!(a)................................        1,187
   57,900   John H. Harland Company.......................................        1,816
   59,600   The Standard Register Company.................................          626
   30,500   Thomas Nelson, Inc. ..........................................          596
                                                                             ----------
                                                                                  6,799
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.7%
   52,000   Arkansas Best Corporation.....................................        1,904
   93,200   EGL, Inc.!!...................................................        2,820
  156,451   Heartland Express, Inc. ......................................        2,887
  130,700   Kansas City Southern Industries, Inc.!!.......................        1,983
   51,300   Kirby Corporation!!...........................................        2,060
  117,600   Knight Transportation, Inc.!!.................................        2,519
   63,200   Landstar System, Inc.!!.......................................        3,708
   58,000   USF Corporation...............................................        2,082
   70,400   Wabash National Corporation!!.................................        1,934
  100,400   Yellow Roadway Corporation!!(a)...............................        4,707
                                                                             ----------
                                                                                 26,604
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.6%
   79,700   Capital Automotive REIT.......................................        2,492
   56,800   Colonial Properties Trust.....................................        2,284
  108,200   Commercial Net Lease Realty...................................        1,971
   51,200   Entertainment Property Trust..................................        1,935
   47,900   Essex Property Trust, Inc. ...................................        3,442
   61,100   Gables Residential Trust(a)...................................        2,087
   66,600   Glenborough Realty Trust Inc. ................................        1,383
   59,300   Kilroy Realty Corporation.....................................        2,255
  100,800   Lexington Corporate Properties Trust(a).......................        2,188
   95,900   Shurgard Storage Centers, Inc.(a).............................        3,722
   31,600   Sovran Self Storage, Inc. ....................................        1,238
                                                                             ----------
                                                                                 24,997
                                                                             ----------
            RESTAURANTS -- 2.6%
   76,450   CEC Entertainment Inc.!!......................................        2,810
   42,200   IHOP Corporation..............................................        1,612
   76,800   Jack in the Box Inc.!!........................................        2,437
   57,600   Landry's Seafood Restaurants Inc. ............................        1,572
   45,800   Lone Star Steakhouse & Saloon, Inc. ..........................        1,183
   44,500   O'Charley's Inc.!!............................................          725
   53,400   P.F. Changs China Bistro Inc.!!(a)............................        2,589
   63,000   Panera Bread Company, Class A!!(a)............................        2,365
   35,000   Papa John's International Inc.!!(a)...........................        1,074
   70,700   RARE Hospitality International, Inc.!!........................        1,884
   86,900   Ryan's Restaurant Group Inc.!!................................        1,290
  124,300   Sonic Corporation!!...........................................        3,186

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RESTAURANTS -- (CONTINUED)
   57,100   The Steak n Shake Company!!...................................   $      975
  133,900   Triarc Companies, Inc. .......................................        1,536
                                                                             ----------
                                                                                 25,238
                                                                             ----------
            SEMICONDUCTORS -- 3.8%
   54,200   Actel Corporation!!...........................................          824
   73,600   Alliance Semiconductor Corporation!!..........................          255
   65,400   ATMI, Inc.!!(a)...............................................        1,339
  208,500   Axcelis Technologies, Inc.!!..................................        1,726
   93,000   Brooks Automation, Inc.!!.....................................        1,316
   52,800   C&D Technologies, Inc. .......................................        1,004
   96,000   Cognex Corporation............................................        2,515
   63,300   Coherent, Inc.!!..............................................        1,642
   76,700   Cymer, Inc.!!.................................................        2,198
   59,400   DSP Group, Inc.!!.............................................        1,250
   38,300   Dupont Photomasks, Inc.!!.....................................          653
   58,900   Electro Scientific Industries, Inc.!!.........................        1,022
   82,400   ESS Technology, Inc.!!........................................          564
   85,700   Exar Corporation!!............................................        1,214
   69,400   FEI Company!!.................................................        1,371
  146,300   Kopin Corporation!!...........................................          595
  106,500   Kulicke & Soffa Industries Inc.!!(a)..........................          602
  124,400   Microsemi Corporation!!.......................................        1,754
   41,500   Park Electrochemical Corporation..............................          880
   55,100   Pericom Semiconductor Corporation!!...........................          532
   35,100   Photon Dynamics, Inc.!!.......................................          713
   68,000   Photronics, Inc.!!............................................        1,130
   64,500   Power Integrations, Inc.!!....................................        1,318
   35,000   Rudolph Technologies, Inc.!!..................................          586
  324,600   Skyworks Solutions, Inc.!!....................................        3,084
   27,000   Supertex, Inc.!!..............................................          525
   84,300   Technitrol, Inc.!!............................................        1,644
   49,600   Ultratech Stepper, Inc.!!.....................................          777
   75,900   Varian Semiconductor Equipment Associates, Inc.!!.............        2,345
   61,900   Veeco Instruments Inc.!!......................................        1,298
                                                                             ----------
                                                                                 36,676
                                                                             ----------
            SOFTWARE -- 3.4%
   32,300   Ansys, Inc.!!.................................................        1,606
   70,000   Avid Technology, Inc.!!.......................................        3,282
   58,400   Bell Microproducts Inc.!!.....................................          453
   51,200   Carreker Corporation!!........................................          390
   75,300   Cerner Corporation!!(a).......................................        3,257
  125,800   Ciber Inc.!!..................................................          946
   86,800   Dendrite International, Inc.!!................................        1,399
   37,300   EPIQ Systems, Inc.!!(a).......................................          581
   82,200   FileNET Corporation!!.........................................        1,435
   81,400   Hyperion Solutions Corporation!!..............................        2,767
   60,600   JDA Software Group, Inc.!!....................................          656
   65,000   Kronos Inc.!!.................................................        2,879
   62,800   Manhattan Associates, Inc.!!..................................        1,534
   42,100   MapInfo Corporation!!.........................................          455
   52,100   MRO Software, Inc.!!..........................................          521
   79,900   Netegrity, Inc.!!.............................................          600
   43,500   PC-Tel, Inc.!!................................................          359
   51,200   Phoenix Technologies Ltd.!!...................................          255
   75,700   Progress Software Corporation!!...............................        1,506
   72,300   Roxio, Inc.!!(a)..............................................          372
   92,700   SERENA Software, Inc.!!.......................................        1,551

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- (CONTINUED)
   36,700   SPSS, Inc.!!..................................................   $      489
   93,700   Take-Two Interactive Software, Inc.!!(a)......................        3,078
   81,700   THQ Inc.!!....................................................        1,590
   76,900   Verity, Inc.!!................................................          990
                                                                             ----------
                                                                                 32,951
                                                                             ----------
            SPECIALTY STORES -- 4.6%
   93,100   Burlington Coat Factory Warehouse Corporation.................        1,977
   43,000   Cato Corporation, Class A.....................................          957
   45,600   Cost Plus, Inc.!!.............................................        1,613
   28,000   Department 56, Inc.!!.........................................          456
   61,800   Dress Barn, Inc.!!............................................        1,078
   49,600   Electronics Boutique Holdings Corporation!!...................        1,691
   29,800   Enesco Group, Inc.!!..........................................          204
  147,650   Fossil, Inc.!!................................................        4,569
   68,800   Goody's Family Clothing Inc. .................................          579
   52,500   Guitar Center, Inc.!!.........................................        2,273
   63,800   Gymboree Corporation!!........................................          919
   48,900   Hibbet Sporting Goods, Inc.!!.................................        1,002
   97,400   Hot Topic, Inc.!!.............................................        1,660
  101,200   Insight Enterprises, Inc.!!...................................        1,704
   41,900   J. Jill Group Inc.!!..........................................          832
   46,950   Jo-Ann Stores, Inc.!!.........................................        1,316
   94,200   Linens 'N Things, Inc.!!......................................        2,183
   67,400   Movie Gallery, Inc. ..........................................        1,182
  125,600   PEP Boys - Manny, Moe & Jack..................................        1,758
   47,300   School Specialty, Inc.!!......................................        1,864
  110,150   SCP Pool Corporation..........................................        2,945
   76,500   Select Comfort Corporation!!..................................        1,392
   88,000   Stein Mart Inc.!!.............................................        1,339
   75,400   The Men's Wearhouse, Inc.!!(a)................................        2,190
   71,800   Too Inc.!!....................................................        1,297
   79,800   Tractor Supply Company!!......................................        2,509
  108,400   Zale Corporation!!............................................        3,047
                                                                             ----------
                                                                                 44,536
                                                                             ----------
            STEEL -- 0.3%
   88,700   Maverick Tube Corporation!!...................................        2,733
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.8%
   23,300   Applied Signal Technology, Inc. ..............................          745
   36,500   Boston Communications Group, Inc.!!...........................          320
   30,100   Catapult Communications Corporation!!.........................          567
   43,900   Commonwealth Telephone Enterprises, Inc.!!....................        1,913
   45,200   Digi International Inc.!!.....................................          517
  119,600   General Communication, Inc., Class A!!........................        1,082
   53,700   Inter-Tel Inc. ...............................................        1,161
   36,200   Intrado Inc.!!................................................          366
   50,700   Network Equipment Technologies Inc.!!.........................          335
   93,600   SymmetriCom Inc.!!............................................          885
                                                                             ----------
                                                                                  7,891
                                                                             ----------
            TOBACCO -- 0.1%
   94,200   DiMon Inc. ...................................................          555
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            UTILITIES -- MISCELLANEOUS -- 0.1%
   34,700   American States Water Company.................................   $      864
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $742,957).............................................      967,249
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES -- 0.0%+
            AEROSPACE AND DEFENSE -- 0.0%+
              (Cost $0)++
 $      2   TIMCO Aviation Services, Inc.,
              8.000% 01/02/07(b) (c)......................................            1
                                                                             ----------
 SHARES
  (000)
---------
            WARRANTS -- 0.0%+
            AEROSPACE AND DEFENSE -- 0.0%+
              (Cost $0)++
        2   TIMCO Aviation Services, Inc.!!...............................            0++
                                                                             ----------
            AFFILIATED INVESTMENT COMPANIES -- 5.6%
              (Cost $54,212)
   54,212   Nations Cash Reserves, Capital Class Shares#..................       54,212
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $797,169*)..................................     105.2%   1,021,462
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (5.2)%    (50,697)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $  970,765
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $50,756.

(a)
  All or a portion of security was on loan on September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $47,228 and $48,988, respectively.

 &&
  All or a portion of security segregated as collateral for futures contracts.

(b)
  PIK ("Payment in Kind"). Interest or dividend payment is made with additional securities.

(c)
  Fair valued security (see Note 1).

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                 LARGECAP              LARGECAP               MIDCAP               SMALLCAP
                                                   INDEX             ENHANCED CORE             INDEX                 INDEX
                                             -----------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost........  $       1,092,837     $         212,751     $       1,287,388     $         742,957
Affiliated investments, at cost............             51,543                11,697                39,136                54,212
                                             -----------------     -----------------     -----------------     -----------------
Non-affiliated investments, at value.......          1,223,032               253,149             1,493,407               967,250
Affiliated investments, at value...........             61,384                11,697                39,136                54,212
Cash.......................................                 --                     1                   708                     1
Receivable for investment securities
  sold.....................................                 --                27,985                20,246                 3,724
Receivable for Fund shares sold............              1,920                11,715                    --                   985
Dividends receivable.......................              1,461                   313                   949                   844
Interest receivable........................                  1                    --                    --                    18
Unrealized appreciation on swap
  contracts................................                 --                 1,382                    --                    --
Receivable from administrator..............                 --                    --                    13                    --
Receivable for variation margin............                 --                    --                    64                    15
                                             -----------------     -----------------     -----------------     -----------------
    Total assets...........................          1,287,798               306,242             1,554,523             1,027,049
                                             -----------------     -----------------     -----------------     -----------------
LIABILITIES:
Collateral on securities loaned............             (3,201)                   --               (27,625)              (50,756)
Investment advisory fee payable............                (36)                  (28)                 (123)                  (79)
Administration fee payable.................                (52)                  (49)                   --                   (39)
Shareholder servicing and distribution fees
  payable..................................                 (7)                   (4)                   (2)                   (3)
Unrealized depreciation on swap
  contracts................................                 --                  (822)                   --                    --
Variation margin due to broker.............                (11)                   (4)                   --                    --
Written options, at value (premium $0,
  $1,010, $0, and $0, respectively)........                 --                (1,076)                   --                    --
Payable for investment securities
  purchased................................             (1,402)              (32,024)              (12,216)               (4,861)
Payable for Fund shares redeemed...........               (425)                  (75)                   --                  (299)
Accrued Trustees' fees and expenses........                (82)                  (75)                  (39)                  (76)
Accrued expenses and other liabilities.....               (128)                  (50)                 (196)                 (171)
                                             -----------------     -----------------     -----------------     -----------------
    Total liabilities......................             (5,344)              (34,207)              (40,201)              (56,284)
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $       1,282,454     $         272,035     $       1,514,322     $         970,765
                                             =================     =================     =================     =================
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(loss)............................  $          14,476     $           2,440     $          10,707     $           5,015
Accumulated net realized gain/(loss) on
  investments..............................           (206,482)                2,856                24,874               (27,449)
Unrealized appreciation/(depreciation) on:
  Investments..............................            140,036                40,403               206,019               224,293
  Swap contracts...........................                 --                   559                    --                    --
  Futures..................................               (105)                  (32)                  127                    59
  Written options and swaptions............                 --                   (66)                   --                    --
Paid-in capital............................          1,334,529               225,875             1,272,595               768,847
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $       1,282,454     $         272,035     $       1,514,322     $         970,765
                                             =================     =================     =================     =================
PRIMARY A SHARES:
Net assets.................................  $   1,248,603,355     $     254,201,549     $   1,505,968,296     $     957,145,726
Number of shares outstanding...............         57,453,787            19,668,877           148,880,571            53,686,798
Net asset value and redemption price per
  share....................................  $           21.73     $           12.92     $           10.12     $           17.83
INVESTOR A SHARES:
Net assets.................................  $      33,850,610     $      17,833,022     $       8,353,580     $      13,618,810
Number of shares outstanding...............          1,569,475             1,385,112               827,622               767,839
Net asset value and redemption price per
  share....................................  $           21.57     $           12.87     $           10.09     $           17.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                        LARGECAP           LARGECAP            MIDCAP            SMALLCAP
                                                         INDEX          ENHANCED CORE          INDEX              INDEX
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0,
  $0, $0 and $0, respectively).....................  $       10,281     $        2,082     $        8,662     $        4,812
Dividend income from affiliated funds and
  securities.......................................             569                 57                122                 40
Securities lending.................................               4                 --                 39                119
                                                     --------------     --------------     --------------     --------------
    Total investment income........................          10,854              2,139              8,823              4,971
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................             635                518                730                688
Administration fee.................................             635                298                730                459
Transfer agent fees................................             171                 41                206                126
Custodian fees.....................................              43                 20                 55                 64
Legal and audit fees...............................              58                 45                 48                 46
Registration and filing fees.......................              17                 14                 12                 14
Trustees fees and expenses.........................              12                 12                 12                 12
Interest expense...................................              --                 --                 --                  2
Printing expense...................................              17                 11                 16                 16
Other..............................................              16                 26                 16                 11
Non-recurring costs (see Note 13)..................             235                 48                270                170
Cost assumed by Bank of America Corporation (see
  Note 13).........................................            (235)               (48)              (270)              (170)
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................           1,604                985              1,825              1,438
Shareholder servicing and distribution fees:
  Investor A Shares................................              42                 22                 10                 17
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           1,646              1,007              1,835              1,455
Fees waived by investment adviser, administrator
  and/or distributor (see Note 3)..................            (715)              (337)              (801)              (472)
Fees reduced by credits allowed by the custodian
  (see Note 3).....................................              --*                --*                (2)                (1)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................             931                670              1,032                982
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................           9,923              1,469              7,791              3,989
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................          (1,348)             6,789             40,328             18,613
  Written options..................................              --             (2,142)                --                 --
  Futures contracts................................             536               (117)            (1,829)              (792)
  Swap contracts...................................              --                556                 --                 --
  Foreign currency and net other assets............              --                 12                 --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............            (812)             5,098             38,499             17,821
                                                     --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation)
  of:
  Securities.......................................         (11,591)           (10,234)           (63,412)            (3,073)
  Written options..................................              --              1,532                 --                 --
  Futures contracts................................            (487)              (136)              (129)               (11)
  Swap contracts...................................              --                487                 --                 --
                                                     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of investments.......         (12,078)            (8,351)           (63,541)            (3,084)
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................         (12,890)            (3,253)           (25,042)            14,737
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       (2,967)    $       (1,784)    $      (17,251)    $       18,726
                                                     ==============     ==============     ==============     ==============

---------------
 * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                         LARGECAP INDEX                          LARGECAP ENHANCED CORE
                                             ---------------------------------------     ---------------------------------------
                                                SIX MONTHS                                  SIX MONTHS
                                               ENDED 9/30/04          YEAR ENDED           ENDED 9/30/04          YEAR ENDED
                                                (UNAUDITED)             3/31/04             (UNAUDITED)             3/31/04
                                             -----------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)...............  $           9,923     $          17,007     $           1,469     $           3,006
Net realized gain/(loss) on investments....               (812)                4,439                 5,098                46,325
Net change in unrealized
  appreciation/(depreciation) of
  investments..............................            (12,078)              307,577                (8,351)               27,069
                                             -----------------     -----------------     -----------------     -----------------
Net increase/(decrease) in net assets
  resulting from operations................             (2,967)              329,023                (1,784)               76,400
Distributions to shareholders from net
  investment income:
  Primary A Shares.........................                 --               (15,474)                   --                (2,749)
  Investor A Shares........................                 --                  (339)                   --                  (172)
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares.........................                 --                    --               (10,444)                   --
  Investor A Shares........................                 --                    --                  (781)                   --
Net increase/(decrease) in net assets from
  Fund share transactions..................              6,855                23,512                20,129               (15,761)
                                             -----------------     -----------------     -----------------     -----------------
Net increase/(decrease) in net assets......              3,888               336,722                 7,120                57,718
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS:
Beginning of period........................          1,278,566               941,844               264,915               207,197
                                             -----------------     -----------------     -----------------     -----------------
End of period..............................  $       1,282,454     $       1,278,566     $         272,035     $         264,915
                                             =================     =================     =================     =================
Undistributed net investment income/(loss)
  at end of period.........................  $          14,476     $           4,553     $           2,440     $             971
                                             =================     =================     =================     =================

---------------

*Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                 MIDCAP INDEX                               SMALLCAP INDEX
    ---------------------------------------     --------------------------------------
       SIX MONTHS                                  SIX MONTHS
      ENDED 9/30/04          YEAR ENDED           ENDED 9/30/04         YEAR ENDED
       (UNAUDITED)             3/31/04             (UNAUDITED)            3/31/04
    ----------------------------------------------------------------------------------

    $           7,791     $          11,527     $           3,989    $           4,344
               38,499                14,150                17,821               23,882


              (63,541)              426,588                (3,084)             288,515
    -----------------     -----------------     -----------------    -----------------

              (17,251)              452,265                18,726              316,741


                   --               (10,400)                   --               (3,994)
                   --                   (34)                   --                  (55)


               (4,079)                   (3)              (22,849)              (2,685)
                  (22)                   --*                 (343)                 (38)

               66,446               164,214                48,430               91,338
    -----------------     -----------------     -----------------    -----------------
               45,094               606,042                43,964              401,307
    -----------------     -----------------     -----------------    -----------------

            1,469,228               863,186               926,801              525,494
    -----------------     -----------------     -----------------    -----------------
    $       1,514,322     $       1,469,228     $         970,765    $         926,801
    =================     =================     =================    =================

    $          10,707     $           2,916     $           5,015    $           1,026
    =================     =================     =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             LARGECAP INDEX
                                                              ---------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,942    $ 107,020       11,905    $ 238,760
  Issued as reinvestment of dividends.......................      --           --          484       10,358
  Redeemed..................................................  (4,655)    (100,926)     (11,321)    (227,179)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     287    $   6,094        1,068    $  21,939
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     237    $   5,069          563    $  11,259
  Issued as reinvestment of dividends.......................      --           --           14          297
  Redeemed..................................................    (201)      (4,308)        (498)      (9,983)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      36    $     761           79    $   1,573
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................     323    $   6,855        1,147    $  23,512
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                        LARGECAP ENHANCED CORE
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  2,463     $ 31,880       4,127    $ 50,326
  Issued as reinvestment of dividends.......................     88        1,101          13         173
  Redeemed..................................................   (999)     (12,844)     (5,176)    (63,846)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................  1,552     $ 20,137      (1,036)   $(13,347)
                                                              =====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     87     $  1,111         238    $  2,880
  Issued as reinvestment of dividends.......................     50          631          10         136
  Redeemed..................................................   (134)      (1,750)       (436)     (5,430)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................      3     $     (8)       (188)   $ (2,414)
                                                              =====     ========      ======    ========
  Total net increase/(decrease).............................  1,555     $ 20,129      (1,224)   $(15,761)
                                                              =====     ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              MIDCAP INDEX
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  16,189    $161,572       47,839    $ 412,961
  Issued as reinvestment of dividends.......................     116       1,112          232        2,280
  Redeemed..................................................  (9,747)    (97,339)     (29,438)    (254,761)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   6,558    $ 65,345       18,633    $ 160,480
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     392    $  3,925          772    $   7,146
  Issued as reinvestment of dividends.......................       2          19            3           32
  Redeemed..................................................    (286)     (2,843)        (370)      (3,444)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     108    $  1,101          405    $   3,734
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   6,666    $ 66,446       19,038    $ 164,214
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

                                                                             SMALLCAP INDEX
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,153    $106,690       16,332    $ 246,720
  Issued as reinvestment of dividends.......................     357       5,835           89        1,481
  Redeemed..................................................  (3,762)    (65,316)     (10,149)    (157,131)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,748    $ 47,209        6,272    $  91,070
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     266    $  4,655          927    $  13,277
  Issued as reinvestment of dividends.......................      18         296            5           76
  Redeemed..................................................    (217)     (3,730)        (906)     (13,085)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      67    $  1,221           26    $     268
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   2,815    $ 48,430        6,298    $  91,338
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $21.79         $0.17            $(0.23)          $(0.06)         $   --
Year ended 3/31/2004......................    16.37          0.30              5.39             5.69           (0.27)
Year ended 3/31/2003......................    22.09          0.25             (5.77)           (5.52)          (0.20)
Year ended 3/31/2002......................    22.35          0.24             (0.27)           (0.03)          (0.23)
Year ended 3/31/2001......................    28.90          0.24             (6.55)           (6.31)          (0.24)
Year ended 3/31/2000......................    25.06          0.26              4.09             4.35           (0.25)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $21.65         $0.14            $(0.22)          $(0.08)         $   --
Year ended 3/31/2004......................    16.27          0.24              5.37             5.61           (0.23)
Year ended 3/31/2003......................    21.98          0.20             (5.75)           (5.55)          (0.16)
Year ended 3/31/2002......................    22.24          0.18             (0.26)           (0.08)          (0.18)
Year ended 3/31/2001......................    28.76          0.17             (6.52)           (6.35)          (0.17)
Year ended 3/31/2000......................    24.94          0.19              4.08             4.27           (0.19)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $   --
Year ended 3/31/2004......................         --
Year ended 3/31/2003......................         --
Year ended 3/31/2002......................         --
Year ended 3/31/2001......................         --##
Year ended 3/31/2000......................      (0.26)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $   --
Year ended 3/31/2004......................         --
Year ended 3/31/2003......................         --
Year ended 3/31/2002......................         --
Year ended 3/31/2001......................         --##
Year ended 3/31/2000......................      (0.26)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.47% for Primary A Shares and 0.72% for Investor A Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.25% for Primary A Shares and 0.50% for Investor A Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                      ----------------------------
                                                            RATIO OF      RATIO OF NET                          RATIO OF
    TOTAL         NET ASSET                NET ASSETS      OPERATING       INVESTMENT                          OPERATING
  DIVIDENDS         VALUE                    END OF         EXPENSES      INCOME/(LOSS)   PORTFOLIO           EXPENSES TO
     AND           END OF        TOTAL       PERIOD        TO AVERAGE      TO AVERAGE     TURNOVER              AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)         NET ASSETS      NET ASSETS       RATE               NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


   $   --          $21.73         (0.28)%  $1,248,603         0.14%+(a)       1.57%+           1%                 0.29%+(a)(e)
    (0.27)          21.79         34.82     1,245,378         0.26(a)(c)      1.48             1                  0.50(a)(d)
    (0.20)          16.37        (25.05)      918,184         0.35(a)(b)      1.39             6                  0.69(a)
    (0.23)          22.09         (0.09)    1,283,450         0.35(a)(b)      1.05             7                  0.68(a)
    (0.24)          22.35        (21.94)    2,021,690         0.35(a)(b)      0.88             8                  0.68(a)
    (0.51)          28.90         17.58     2,826,486         0.35(a)(b)      0.96             7                  0.71(a)

   $   --          $21.57         (0.37)%  $   33,851         0.39%+(a)       1.32%+           1%                 0.54%+(a)(e)
    (0.23)          21.65         34.50        33,188         0.51(a)(c)      1.23             1                  0.75(a)(d)
    (0.16)          16.27        (25.28)       23,660         0.60(a)(b)      1.14             6                  0.94(a)
    (0.18)          21.98         (0.30)       33,238         0.60(a)(b)      0.80             7                  0.93(a)
    (0.17)          22.24        (22.18)       27,417         0.60(a)(b)      0.63             8                  0.93(a)
    (0.45)          28.76         17.32        28,943         0.60(a)(b)      0.71             7                  0.96(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
LARGECAP ENHANCED CORE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $13.59         $0.07            $(0.17)          $(0.10)         $   --
Year ended 3/31/2004......................    10.00          0.15              3.59             3.74           (0.15)
Year ended 3/31/2003......................    14.00          0.14             (3.53)           (3.39)          (0.07)
Year ended 3/31/2002......................    14.90          0.13              0.38             0.51           (0.12)
Year ended 3/31/2001......................    22.04          0.13             (4.46)           (4.33)          (0.12)
Year ended 3/31/2000......................    19.39          0.16              2.78             2.94           (0.16)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $13.56         $0.06            $(0.18)          $(0.12)         $   --
Year ended 3/31/2004......................     9.98          0.11              3.59             3.70           (0.12)
Year ended 3/31/2003......................    13.99          0.10             (3.51)           (3.41)          (0.06)
Year ended 3/31/2002......................    14.89          0.09              0.39             0.48           (0.09)
Year ended 3/31/2001......................    22.04          0.08             (4.47)           (4.39)          (0.07)
Year ended 3/31/2000......................    19.39          0.11              2.78             2.89           (0.11)






                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LARGECAP ENHANCED CORE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $(0.57)
Year ended 3/31/2004......................         --
Year ended 3/31/2003......................      (0.54)
Year ended 3/31/2002......................      (1.29)
Year ended 3/31/2001......................      (2.69)
Year ended 3/31/2000......................      (0.13)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $(0.57)
Year ended 3/31/2004......................         --
Year ended 3/31/2003......................      (0.54)
Year ended 3/31/2002......................      (1.29)
Year ended 3/31/2001......................      (2.69)
Year ended 3/31/2000......................      (0.13)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.73% for Primary A Shares and 0.98% for Investor A Shares.

 (f)
   The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.76% for Primary A Shares and 1.01% for Investor A Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS


                                                           RATIO OF            RATIO OF
    TOTAL       NET ASSET              NET ASSETS         OPERATING         NET INVESTMENT
  DIVIDENDS       VALUE                  END OF          EXPENSES TO        INCOME/(LOSS)    PORTFOLIO
     AND         END OF      TOTAL       PERIOD          AVERAGE NET          TO AVERAGE     TURNOVER
DISTRIBUTIONS    PERIOD     RETURN++     (000)              ASSETS            NET ASSETS       RATE
------------------------------------------------------------------------------------------------------


   $(0.57)       $12.92       (0.60)%   $254,202             0.50%+(a)           1.15%+          92%
    (0.15)        13.59       37.41      246,181             0.50(a)(b)(c)       1.23           307
    (0.61)        10.00      (25.03)     191,535             0.50(a)(b)          1.26           366
    (1.41)        14.00        2.80      190,130             0.50(a)(b)          0.89           345
    (2.81)        14.90      (21.49)     345,795             0.50(a)(b)          0.67            97
    (0.29)        22.04       15.33      593,317             0.50(a)(b)          0.80            64

   $(0.57)       $12.87       (0.75)%   $ 17,833             0.75%+(a)           0.90%+          92%
    (0.12)        13.56       37.08       18,734             0.75(a)(b)(c)       0.98           307
    (0.60)         9.98      (25.24)      15,663             0.75(a)(b)          1.01           366
    (1.38)        13.99        2.55       25,420             0.75(a)(b)          0.64           345
    (2.76)        14.89      (21.75)      32,402             0.75(a)(b)          0.42            97
    (0.24)        22.04       15.04       51,433             0.75(a)(b)          0.55            64

                     WITHOUT WAIVERS
                      AND/OR EXPENSE
                      REIMBURSEMENTS
               ----------------------------
                         RATIO OF
    TOTAL               OPERATING
  DIVIDENDS            EXPENSES TO
     AND                 AVERAGE
DISTRIBUTIONS           NET ASSETS
-------------  ----------------------------


   $(0.57)                 0.80%+(a)(f)
    (0.15)                 0.76(a)(e)
    (0.61)                 0.80(a)
    (1.41)                 0.75(a)
    (2.81)                 0.70(a)
    (0.29)                 0.72(a)

   $(0.57)                 1.05%+(a)(f)
    (0.12)                 1.01(a)(e)
    (0.60)                 1.05(a)
    (1.38)                 1.00(a)
    (2.76)                 0.95(a)
    (0.24)                 0.97(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...   $10.27         $0.05           $(0.17)          $(0.12)         $   --
Year ended 3/31/2004#.....................     6.96          0.09             3.29             3.38           (0.07)
Year ended 3/31/2003#.....................     9.31          0.06            (2.25)           (2.19)          (0.04)
Year ended 3/31/2002#.....................     8.39          0.07             1.46             1.53           (0.06)
Period ended 3/31/2001*...................    10.00          0.08            (0.72)           (0.64)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...   $10.26         $0.04           $(0.18)          $(0.14)         $   --
Year ended 3/31/2004#.....................     6.96          0.06             3.30             3.36           (0.06)
Year ended 3/31/2003#.....................     9.33          0.05            (2.26)           (2.21)          (0.04)
Year ended 3/31/2002#.....................     8.41          0.05             1.46             1.51           (0.04)
Period ended 3/31/2001*...................     9.55          0.05            (0.24)           (0.19)          (0.06)






                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $(0.03)
Year ended 3/31/2004#.....................         --**
Year ended 3/31/2003#.....................      (0.12)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $(0.03)
Year ended 3/31/2004#.....................         --**
Year ended 3/31/2003#.....................      (0.12)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * MidCap Index Primary A and Investor A Shares were first offered on March 31, 2000 and May 31, 2000, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 **Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.47% for Primary A Shares and 0.72% for Investor A Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.25% for Primary A Shares and 0.50% for Investor A Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS


                                                                                RATIO OF
                                                                               OPERATING
                                                                                EXPENSES
                                                           RATIO OF            INCLUDING         RATIO OF
    TOTAL       NET ASSET              NET ASSETS         OPERATING             INTEREST      NET INVESTMENT
  DIVIDENDS       VALUE                  END OF          EXPENSES TO           EXPENSE TO     INCOME/(LOSS)    PORTFOLIO
     AND         END OF      TOTAL       PERIOD          AVERAGE NET          AVERAGE NET       TO AVERAGE     TURNOVER
DISTRIBUTIONS    PERIOD     RETURN++     (000)              ASSETS               ASSETS         NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------


   $(0.03)       $10.12       (1.17)%  $1,505,968            0.14%+(a)         0.14%+(a)           1.07%+          9%
    (0.07)        10.27       48.67     1,461,843            0.25(a)(b)(c)     0.25(a)(c)          0.95            9
    (0.16)         6.96      (23.77)      860,997            0.35(a)           0.35(a)             0.84           15
    (0.61)         9.31       18.29       679,205            0.35(a)           0.35(a)             0.82           16
    (0.97)         8.39       (7.27)      342,503            0.35(a)           0.36(a)             0.82           69

   $(0.03)       $10.09       (1.36)%  $    8,354            0.39%+(a)         0.39%+(a)           0.82%+          9%
    (0.06)        10.26       48.31         7,385            0.50(a)(b)(c)     0.50(a)(c)          0.70            9
    (0.16)         6.96      (23.98)        2,189            0.60(a)           0.60(a)             0.59           15
    (0.59)         9.33       17.99         1,123            0.60(a)           0.60(a)             0.57           16
    (0.95)         8.41       (2.84)          215            0.60+(a)          0.60+(a)            0.57+          69

                     WITHOUT WAIVERS
                      AND/OR EXPENSE
                      REIMBURSEMENTS
               ----------------------------
                         RATIO OF
    TOTAL               OPERATING
  DIVIDENDS            EXPENSES TO
     AND                 AVERAGE
DISTRIBUTIONS           NET ASSETS
-------------  ----------------------------


   $(0.03)                 0.29%+(a)(e)
    (0.07)                 0.50(a)(d)
    (0.16)                 0.70(a)
    (0.61)                 0.72(a)
    (0.97)                 0.75(a)

   $(0.03)                 0.54%+(a)(e)
    (0.06)                 0.75(a)(d)
    (0.16)                 0.95(a)
    (0.59)                 0.97(a)
    (0.95)                 1.00+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $17.95         $0.08            $ 0.25           $ 0.33          $   --
Year ended 3/31/2004......................    11.59          0.09              6.40             6.49           (0.08)
Year ended 3/31/2003......................    15.63          0.07             (4.00)           (3.93)          (0.05)
Year ended 3/31/2002......................    13.24          0.06              2.73             2.79           (0.07)
Year ended 3/31/2001......................    13.53          0.08             (0.31)           (0.23)          (0.06)
Year ended 3/31/2000......................    11.04          0.04              2.49             2.53           (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $17.88         $0.05            $ 0.26           $ 0.31          $   --
Year ended 3/31/2004......................    11.57          0.05              6.39             6.44           (0.08)
Year ended 3/31/2003......................    15.60          0.03             (3.99)           (3.96)          (0.01)
Year ended 3/31/2002......................    13.22          0.03              2.72             2.75           (0.04)
Year ended 3/31/2001......................    13.52          0.04             (0.32)           (0.28)          (0.02)
Year ended 3/31/2000......................    11.03          0.01              2.49             2.50           (0.01)






                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $(0.45)
Year ended 3/31/2004......................      (0.05)
Year ended 3/31/2003......................      (0.06)
Year ended 3/31/2002......................      (0.33)
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $(0.45)
Year ended 3/31/2004......................      (0.05)
Year ended 3/31/2003......................      (0.06)
Year ended 3/31/2002......................      (0.33)
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.51% for Primary A Shares and 0.76% for Investor A Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.31% for Primary A Shares and 0.56% for Investor A Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS


                                                                            RATIO OF
                                                                          NET OPERATING
                                                                            EXPENSES
                                                            RATIO OF        INCLUDING        RATIO OF
    TOTAL                                  NET ASSETS      OPERATING        INTEREST      NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF       EXPENSES TO        EXPENSE      INCOME/(LOSS)    PORTFOLIO
     AND            VALUE        TOTAL       PERIOD         AVERAGE        TO AVERAGE       TO AVERAGE     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)         NET ASSETS      NET ASSETS       NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------


   $(0.45)         $17.83          2.05%    $957,146          0.21%+(a)       0.21%+(a)(b)     0.87%+          8%
    (0.13)          17.95         56.11      914,267          0.31(a)(c)      0.31(a)(b)(c)    0.57           16
    (0.11)          11.59        (25.26)     517,680          0.40(a)         0.40(a)          0.51           26
    (0.40)          15.63         21.30      499,084          0.40(a)         0.40(a)          0.46           18
    (0.06)          13.24         (1.74)     256,465          0.41(a)         0.41(a)          0.56           65
    (0.04)          13.53         22.97      196,593          0.51(a)         0.51(a)          0.35           53

   $(0.45)         $17.74          1.95%    $ 13,619          0.46%+(a)       0.46%+(a)(b)     0.62%+          8%
    (0.13)          17.88         55.73       12,534          0.56(a)(c)      0.56(a)(b)(c)    0.32           16
    (0.07)          11.57        (25.46)       7,814          0.65(a)         0.65(a)          0.26           26
    (0.37)          15.60         20.97        8,724          0.65(a)         0.65(a)          0.21           18
    (0.02)          13.22         (2.06)       6,517          0.66(a)         0.66(a)          0.31           65
    (0.01)          13.52         22.67        7,610          0.75(a)         0.76(a)          0.10           53

                     WITHOUT WAIVERS
                      AND/OR EXPENSE
                      REIMBURSEMENTS
               ----------------------------
                         RATIO OF
    TOTAL               OPERATING
  DIVIDENDS            EXPENSES TO
     AND                 AVERAGE
DISTRIBUTIONS           NET ASSETS
-------------  ----------------------------


   $(0.45)                 0.35%+(a)(e)
    (0.13)                 0.53(a)(d)
    (0.11)                 0.76(a)
    (0.40)                 0.76(a)
    (0.06)                 0.79(a)
    (0.04)                 0.77(a)

   $(0.45)                 0.60%+(a)(e)
    (0.13)                 0.78(a)(d)
    (0.07)                 1.01(a)
    (0.37)                 1.01(a)
    (0.02)                 1.04(a)
    (0.01)                 1.02(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the four index portfolios of Funds Trust:
LargeCap Index Fund, LargeCap Enhanced Core Fund (formerly Managed Index Fund), MidCap Index Fund and SmallCap Index Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer two classes of shares:
Primary A Shares and Investor A Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity markets. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase put options on stock index futures contracts, stock indices, swap contracts ("swaptions") or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Funds may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid at least annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
LargeCap Index Fund and MidCap Index Fund...................     0.10%
SmallCap Index Fund.........................................     0.15%
LargeCap Enhanced Core Fund.................................     0.40%

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of the LargeCap Index, MidCap Index and SmallCap Index Funds' and 0.23% of the LargeCap Enhanced Core Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.00% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                              SUB-TRANSFER AGENT FEE
FUND                                                                  (000)
------------------------------------------------------------------------------------
LargeCap Index..............................................           $ 8
LargeCap Enhanced Core......................................             4
MidCap Index................................................            20
SmallCap Index..............................................            13

BACAP Distributors serves as distributor of the Funds' shares.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets.

Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds.

For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                             ADVISORY FEES           ADMINISTRATION FEES
                                                           (EARNED BY BACAP)    (EARNED BY BACAP DISTRIBUTORS)
FUND                                                             (000)                      (000)
--------------------------------------------------------------------------------------------------------------
LargeCap Index Fund......................................         $16                         $8
LargeCap Enhanced Core Fund..............................           6                          3
MidCap Index Fund........................................          12                          6
SmallCap Index Fund......................................           4                          2

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. For the six months ended September 30, 2004 until July 31, 2005, BACAP and/or BACAP Distributors has agreed to reimburse expenses and/or

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
LargeCap Index Fund and MidCap Index Fund...................     0.14%
SmallCap Index Fund.........................................     0.21%
LargeCap Enhanced Core Fund.................................     0.50%

BACAP and/or BACAP Distributors is entitled to recover from LargeCap Index Fund, LargeCap Enhanced Core Fund and SmallCap Index Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                                            POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO         AMOUNT
                                              RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN       RECOVERED DURING
                                                  3 YEARS                3 YEARS                2 YEARS            PERIOD ENDED
FUND                                           AS OF 9/30/04          AS OF 3/31/04          AS OF 3/31/04           9/30/04
---------------------------------------------------------------------------------------------------------------------------------
LargeCap Index............................       $714,829              $2,493,786             $3,142,504              $  --
LargeCap Enhanced Core....................        337,322                 581,572                495,650                 --
SmallCap Index............................        471,564               1,510,455              1,815,116                 --

For the six months ended September 30, 2004, expenses of the Funds were reduced by $2,661 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................    0.25%       0.25%

5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
LargeCap Index..............................................  $ 18,809     $ 11,149
LargeCap Enhanced Core......................................   231,986      230,625
MidCap Index................................................   196,835      130,349
SmallCap Index..............................................   101,231       73,264

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


6.  FUTURES CONTRACTS

At September 30, 2004, the following Funds had futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
LARGECAP INDEX:
S&P 500 Futures (long position) Expiring December 2004(a)...     133            $37,175             $37,070            $(105)
                                                                                                                       =====
LARGECAP ENHANCED CORE:
S&P 500 Futures (long position) Expiring December 2004(a)...      34              9,509               9,477            $ (32)
                                                                                                                       =====
MIDCAP INDEX:
MidCap 400 Futures (long position) Expiring December
  2004(a)...................................................      66             19,478              19,605            $ 127
                                                                                                                       =====
SMALLCAP INDEX
Russell 2000 Futures (long position) Expiring December
  2004(a)...................................................      10              2,811               2,870            $  59
                                                                                                                       =====

---------------

(a)Securities have been segregated as collateral for each Fund's open futures contracts.

7.  WRITTEN OPTIONS

Written options for the LargeCap Enhanced Core Fund for the six months ended September 30, 2004 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Options outstanding at March 31, 2004.......................   502,105     $ 1,446
Options written.............................................     3,201       2,897
Options terminated in closing purchase transactions.........    (2,785)     (3,000)
Options expired.............................................  (500,321)       (333)
                                                              --------     -------
Options outstanding at September 30, 2004...................     2,200     $ 1,010
                                                              ========     =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  SWAP CONTRACTS

At September 30, 2004, the LargeCap Enhanced Core Fund had the following swap contracts outstanding:

                                                                                                                UNREALIZED
                                            NOTIONAL                                      PAYMENTS            APPRECIATION/
                                             AMOUNT        PAYMENTS MADE BY              RECEIVED BY          (DEPRECIATION)
DESCRIPTION                                  (000)             THE FUND                   THE FUND                (000)
----------------------------------------------------------------------------------------------------------------------------
                                                           Notional Amount x          Notional Amount x
Contract with Citigroup, effective July                    (SPX Corp. Index)          (SPX Corp. Index)
  24, 2003, expiring July 22, 2005(a).....  $16,827     Max (0, Vol@2-Strike@2)    Max (0, Strike@2-Vol@2)        $ 374

Contract with Deutsche Bank,                               Notional Amount x          Notional Amount x
  effective June 26, 2003, expiring June                   (SPX Corp. Index)          (SPX Corp. Index)
  23, 2005(a).............................   17,157     Max (0, Vol@2-Strike@2)    Max (0, Strike@2-Vol@2)          382

Contract with Deutsche Bank, effective                     Notional Amount x          Notional Amount x
  June 26, 2003, expiring June 23,                            (NDX Index)                (NDX Index)
  2005(a).................................    8,803     Max (0, Strike@2-Vol@2)    Max (0, Vol@2-Strike@2)         (274)

Contract with Deutsche Bank, effective                     Notional Amount x          Notional Amount x
  July 24, 2003, expiring July 22,                            (NDX Index)                (NDX Index)
  2005(a).................................    8,666     Max (0, Strike@2-Vol@2)    Max (0, Vol@2-Strike@2)         (289)

Contract with Merrill Lynch, effective                     Notional Amount x          Notional Amount x
  February 5, 2004, expiring January 28,                   (SPX Corp. Index)          (SPX Corp. Index)
  2005(a).................................   21,127     Max (0, Vol@2-Strike@2)    Max (0, Strike@2-Vol@2)          306

                                                           Notional Amount x          Notional Amount x
Contract with Citigroup, effective May 24,                (Intel Corp. Index)        (Intel Corp. Index)
  2004, expiring October 15, 2004(a)......    3,676     Max (0, Strike@2-Vol@2)    Max (0, Vol@2-Strike@2)           37

                                                           Notional Amount x          Notional Amount x
Contract with Citigroup, effective May 24,                 (SPX Corp. Index)          (SPX Corp. Index)
  2004, expiring October 15, 2004(a)......   12,000     Max (0, Vol@2-Strike@2)    Max (0, Strike@2-Vol@2)          283

Contract with Deutsche Bank, effective                     Notional Amount x          Notional Amount x
  February 3, 2004, expiring January 28,                      (NDX Index)                (NDX Index)
  2005(a).................................    9,398     Max (0, Strike@2-Vol@2)    Max (0, Vol@2-Strike@2)         (260)
                                                                                                                  -----

Total unrealized appreciation.............                                                                        $ 559
                                                                                                                  =====

---------------

(a)Fair value.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
SmallCap Index..............................................      $257          1.50%

---------------

* The average amount outstanding was calculated based on daily balances in the period.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations.

At September 30, 2004, the following Funds had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
LargeCap Index..............................................       $ 3,076            $ 3,201
MidCap Index................................................        26,816             27,625
SmallCap Index..............................................        48,988             50,756

12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                                     NET TAX
                                                                                                                    UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                                                  (DEPRECIATION)
                                                                                                   NET TAX        ON DERIVATIVES
                                                      COST OF                                     UNREALIZED       AND FOREIGN
                                                    INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/      CURRENCY AND
                                                      FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)      NET OTHER
                                                     PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS        ASSETS
FUND                                                   (000)         (000)          (000)           (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
LargeCap Index....................................  $1,144,380      $340,374      $(200,338)       $140,036           $(105)
LargeCap Enhanced Core............................     224,443        43,371         (2,968)         40,403             461
MidCap Index......................................   1,326,524       306,018        (99,999)        206,019             127
SmallCap Index....................................     797,169       272,370        (48,077)        224,293              59

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2009           2010           2011
FUND                                                             (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------
LargeCap Index..............................................    $30,989        $39,881       $114,144

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                    CAPITAL
                                                                LOSSES UTILIZED
FUND                                                                 (000)
-------------------------------------------------------------------------------
LargeCap Index..............................................        $   220
LargeCap Enhanced Core......................................         21,897
SmallCap Index..............................................          1,155

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                                    CAPITAL
                                                                LOSSES DEFERRED
FUND                                                                 (000)
-------------------------------------------------------------------------------
LargeCap Index..............................................         $321

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

13.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals. Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


INDEXSAR
(9/04)

                                             Nations Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations Government
                                             Securities Fund

                                             Nations Intermediate
                                             Bond Fund

         GOVERNMENT & CORPORATE              Nations Bond Fund
         --------------------------------
         Semiannual report for the period    Nations Strategic
         ended September 30, 2004            Income Fund

                                             Nations High Yield
                                             Bond Fund


                                             [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- William P. Carmichael
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- Keith T. Banks
                           Keith T. Banks
                           President of Nations Funds
                           President of Banc of America
                           Capital Management, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Short-Term Income Fund                                 3
                                       Nations Short-Intermediate Government Fund                     5
                                       Nations Government Securities Fund                             7
                                       Nations Intermediate Bond Fund                                 9
                                       Nations Bond Fund                                             11
                                       Nations Strategic Income Fund                                 13
                                       Nations High Yield Bond Fund                                  15
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                       17
                                       Statements of assets and liabilities                          50
                                       Statements of operations                                      52
                                       Statements of changes in net assets                           54
                                       Schedules of capital stock activity                           58
                                       Financial highlights                                          66
                                       Notes to financial statements                                 80
                                       Schedules of investments -- Nations Master Investment Trust   95
                                         Nations Intermediate Bond Master Portfolio                  95
                                         Nations High Yield Bond Master Portfolio                   103
                                       Statements of assets and liabilities                         112
                                       Statements of operations                                     113
                                       Statements of changes in net assets                          114
                                       Financial highlights                                         114
                                       Notes to financial statements                                115

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS SHORT-TERM

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  999.20              $2.41
Hypothetical**..............................................    $1,000.00         $1,022.66              $2.43
INVESTOR A
Actual......................................................    $1,000.00         $  999.00              $3.66
Hypothetical**..............................................    $1,000.00         $1,021.41              $3.70
INVESTOR B
Actual......................................................    $1,000.00         $  994.20              $7.40
Hypothetical**..............................................    $1,000.00         $1,017.65              $7.49
INVESTOR C
Actual......................................................    $1,000.00         $  994.30              $7.40
Hypothetical**..............................................    $1,000.00         $1,017.65              $7.49

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.48%, Investor A 0.73%, Investor B 1.48% and Investor C 1.48%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SHORT-TERM

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

45.3%  Corporate bonds and notes
26.0%  U.S. government and agency obligations
14.6%  Asset-backed securities
 6.6%  U.S. Treasury obligations
 3.9%  Foreign bonds and notes
 0.6%  Sovereign government bonds and notes
 0.2%  Mortgage-backed securities
 2.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC), 2.875% 09/15/05    3.0%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA), 3.000% 08/15/07                 2.5%
                                                                            -------------------------------------------------
                                                                              3  Federal Home Loan Bank (FHLB), 2.875%
                                                                                 09/15/06                                2.0%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 2.000% 05/15/06     1.9%
                                                                            -------------------------------------------------
                                                                              5  Federal Home Loan Bank (FHLB), 3.500%
                                                                                 05/15/07                                1.7%
                                                                            -------------------------------------------------
                                                                              6  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC), 3.500% 09/15/07    1.5%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 2.750% 08/15/07     1.5%
                                                                            -------------------------------------------------
                                                                              8  Federal Farm Credit Bank (FFCB),
                                                                                 2.375% 10/02/06                         1.5%
                                                                            -------------------------------------------------
                                                                              9  Wachovia Corporation, 4.950% 11/01/06   1.4%
                                                                            -------------------------------------------------
                                                                             10  Federal Home Loan Bank (FHLB), 3.375%
                                                                                 09/14/07                                1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SHORT-INTERMEDIATE

GOVERNMENT FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  996.40              $3.10
Hypothetical**..............................................    $1,000.00         $1,021.96              $3.14
INVESTOR A
Actual......................................................    $1,000.00         $  995.10              $4.35
Hypothetical**..............................................    $1,000.00         $1,020.71              $4.41
INVESTOR B
Actual......................................................    $1,000.00         $  991.40              $8.09
Hypothetical**..............................................    $1,000.00         $1,016.95              $8.19
INVESTOR C
Actual......................................................    $1,000.00         $  993.70              $8.10
Hypothetical**..............................................    $1,000.00         $1,016.95              $8.19

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.62%, Investor A 0.87%, Investor B 1.62% and Investor C 1.62%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SHORT-INTERMEDIATE

GOVERNMENT FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

59.9%  U.S. Treasury obligations
33.9%  U.S. government and agency obligations
 3.6%  Mortgage-backed securities
 0.3%  Asset-backed securities
 2.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Strip, 2.667% 11/15/06   16.1%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08    9.5%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA), 7.000% 07/15/05                 4.4%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Strip, 2.103% 08/15/05    4.0%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 3.250% 01/15/09     3.2%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA), 5.000% 01/15/07                 3.0%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 3.250% 08/15/07     2.9%
                                                                            -------------------------------------------------
                                                                              8  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 2.8%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Note, 4.750% 05/15/14     2.8%
                                                                            -------------------------------------------------
                                                                             10  U.S. Treasury Note, 4.250% 08/15/14     2.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS GOVERNMENT

SECURITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.50              $3.66
Hypothetical**..............................................    $1,000.00         $1,021.41              $3.70
INVESTOR A
Actual......................................................    $1,000.00         $  996.40              $4.90
Hypothetical**..............................................    $1,000.00         $1,020.16              $4.96
INVESTOR B
Actual......................................................    $1,000.00         $  993.60              $8.65
Hypothetical**..............................................    $1,000.00         $1,016.39              $8.74
INVESTOR C
Actual......................................................    $1,000.00         $  993.60              $8.65
Hypothetical**..............................................    $1,000.00         $1,016.39              $8.74

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.73%, Investor A 0.98%, Investor B 1.73% and Investor C 1.73%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS GOVERNMENT

SECURITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

60.2%  U.S. Treasury obligations
28.2%  U.S. government and agency obligations
 8.7%  Mortgage-backed securities
 0.8%  Asset-backed securities
 2.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Strip, 2.667% 11/15/06   11.7%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08   10.5%
                                                                            -------------------------------------------------
                                                                              3  U.S. Treasury Note, 2.625% 11/15/06     8.9%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 4.750% 05/15/14     4.7%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 1.500% 02/28/05     3.4%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA), 7.000% 07/15/05                 3.3%
                                                                            -------------------------------------------------
                                                                              7  DUS pool, Pool number 380521, 6.565%
                                                                                 07/01/16                                3.2%
                                                                            -------------------------------------------------
                                                                              8  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 3.1%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Strip, 3.354% 02/15/09    2.7%
                                                                            -------------------------------------------------
                                                                             10  Federal Home Loan Bank (FHLB), 1.875%
                                                                                 06/15/06                                2.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERMEDIATE

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR A
Actual......................................................    $1,000.00         $  997.00              $4.51
Hypothetical**..............................................    $1,000.00         $1,020.56              $4.56
INVESTOR B
Actual......................................................    $1,000.00         $  993.30              $8.24
Hypothetical**..............................................    $1,000.00         $1,016.80              $8.34
INVESTOR C
Actual......................................................    $1,000.00         $  993.00              $8.24
Hypothetical**..............................................    $1,000.00         $1,016.80              $8.34

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.65%, Investor A 0.90%, Investor B 1.65% and Investor C 1.65%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERMEDIATE

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

41.1%  Corporate bonds and notes
26.9%  U.S. Treasury obligations
10.9%  Asset-backed securities
 8.6%  U.S. government and agency obligations
 4.4%  Foreign bonds and notes
 2.8%  Mortgage-backed securities
 2.5%  Sovereign government bonds and notes
 2.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Note, 1.625% 04/30/05     4.8%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08    2.5%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 2.4%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 2.000% 05/15/06     2.3%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 1.875% 11/30/05     2.2%
                                                                            -------------------------------------------------
                                                                              6  U.S. Treasury Note, 3.500% 08/15/09     1.7%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 1.500% 02/28/05     1.4%
                                                                            -------------------------------------------------
                                                                              8  U.S. Treasury Note, 3.125% 04/15/09     1.4%
                                                                            -------------------------------------------------
                                                                              9  Morgan Stanley Capital, Series
                                                                                 2003-IQ6, Class A4, 4.970% 12/15/41     1.2%
                                                                            -------------------------------------------------
                                                                             10  Volkswagen Auto Loan Enhanced Trust,
                                                                                 Series 2003-2, Class A3, 2.270%
                                                                                 10/22/07                                1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,009.30              $3.02
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,007.10              $4.28
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,004.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,003.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 33.8%  Corporate bonds and notes
 31.2%  Mortgage-backed securities
 29.1%  U.S. government and agency obligations
 13.0%  U.S. Treasury obligations
  9.6%  Asset-backed securities
  3.8%  Foreign bonds and notes
  3.0%  Sovereign government bonds and notes
-23.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

* DUE TO THE TIMING AND NATURE OF THE
  FUND'S LIABILITIES, TOTAL INVESTMENTS
  MAY EXCEED THE FUND'S TOTAL NET
  ASSETS AT PERIOD END.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    9.5%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 6.500% 07/12/34    5.8%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    5.3%
                                                                            -------------------------------------------------
                                                                              4  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         4.6%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 3.250% 01/15/09     2.0%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 05/10/34    1.9%
                                                                            -------------------------------------------------
                                                                              7  Federal National Mortgage Association
                                                                                 (FNMA), 4.375% 07/17/13                 1.8%
                                                                            -------------------------------------------------
                                                                              8  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC) Certificates,
                                                                                 6.500% 11/01/32                         1.3%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Note, 1.625% 03/31/05     1.2%
                                                                            -------------------------------------------------
                                                                             10  U.S. Treasury Note, 2.000% 05/15/06     0.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS STRATEGIC

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,018.60              $3.85
Hypothetical**..............................................    $1,000.00         $1,021.26              $3.85
INVESTOR A
Actual......................................................    $1,000.00         $1,017.40              $5.11
Hypothetical**..............................................    $1,000.00         $1,020.00              $5.11
INVESTOR B
Actual......................................................    $1,000.00         $1,013.50              $8.88
Hypothetical**..............................................    $1,000.00         $1,016.24              $8.90
INVESTOR C
Actual......................................................    $1,000.00         $1,013.60              $8.88
Hypothetical**..............................................    $1,000.00         $1,016.24              $8.90

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.76%, Investor A 1.01%, Investor B 1.76% and Investor C 1.76%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS STRATEGIC

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.2%  Mortgage-backed securities
15.2%  Corporate bonds and notes
12.1%  Sovereign government bonds and notes
 9.3%  U.S. Treasury obligations
 5.4%  Asset-backed securities
 3.6%  U.S. government and agency obligations
 2.6%  Foreign bonds and notes
33.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  High Yield Portfolio                   29.9%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 6.500% 07/12/34    4.8%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    6.1%
                                                                            -------------------------------------------------
                                                                              4  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    3.0%
                                                                            -------------------------------------------------
                                                                              5  Federal Republic of Brazil, 2.125%
                                                                                 04/15/12                                2.7%
                                                                            -------------------------------------------------
                                                                              6  U.S. Treasury Strip, 3.263% 11/15/08    2.6%
                                                                            -------------------------------------------------
                                                                              7  Russian Federation, 5.000% 03/31/30
                                                                                 7.500% beginning 03/31/07               1.9%
                                                                            -------------------------------------------------
                                                                              8  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         1.9%
                                                                            -------------------------------------------------
                                                                              9  United Mexican States, 11.500%
                                                                                 05/15/26                                1.3%
                                                                            -------------------------------------------------
                                                                             10  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 05/10/34    1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS HIGH YIELD

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,034.50              $4.34
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR A
Actual......................................................    $1,000.00         $1,033.40              $5.61
Hypothetical**..............................................    $1,000.00         $1,019.55              $5.57
INVESTOR B
Actual......................................................    $1,000.00         $1,030.80              $9.42
Hypothetical**..............................................    $1,000.00         $1,015.79              $9.35
INVESTOR C
Actual......................................................    $1,000.00         $1,029.80              $9.41
Hypothetical**..............................................    $1,000.00         $1,015.79              $9.35

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.85%, Investor A 1.10%, Investor B 1.85% and Investor C 1.85%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS HIGH YIELD

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

65.2%  Corporate bonds and notes
12.7%  Foreign bonds and notes
 2.5%  Convertible bonds and notes
 1.9%  Preferred stocks
 1.9%  Common stocks
 0.8%  Foreign convertible bonds and notes
 0.6%  Asset-backed securities
14.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Ono Finance plc, 10.500% 05/15/14       1.2%
                                                                            -------------------------------------------------
                                                                              2  Georgia-Pacific Corporation, 8.875%
                                                                                 05/15/31                                1.2%
                                                                            -------------------------------------------------
                                                                              3  Goodyear Tire & Rubber Company,
                                                                                 11.000% 03/01/11                        1.0%
                                                                            -------------------------------------------------
                                                                              4  El Paso Production Holding Company,
                                                                                 7.750% 06/01/13                         1.0%
                                                                            -------------------------------------------------
                                                                              5  Sovereign REIT, Series A                0.9%
                                                                            -------------------------------------------------
                                                                              6  Calpine Corporation, 8.500% 07/15/10    0.9%
                                                                            -------------------------------------------------
                                                                              7  Terra Capital Inc., 12.875% 10/15/08    0.9%
                                                                            -------------------------------------------------
                                                                              8  Calpine Canada Energy Finance, 8.500%
                                                                                 05/01/08                                0.9%
                                                                            -------------------------------------------------
                                                                              9  Nortel Networks Corporation, 4.250%
                                                                                 09/01/08                                0.8%
                                                                            -------------------------------------------------
                                                                             10  Quintiles Transnational Corporation,
                                                                                 10.000% 10/01/13                        0.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 14.6%
            ASSET-BACKED -- AUTO LOANS -- 9.8%
 $  1,590   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    1,616
      178   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................          178
    8,345   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        8,328
    2,000   BMW Vehicle Owner Trust, Series 2003-A, Class A4,
              2.530% 02/25/08.............................................        1,991
      373   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................          376
    3,000   Capital Auto Receivables Asset Trust, Series 2003-1, Class
              A2A,
              2.270% 01/17/06.............................................        3,003
    4,000   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A3A,
              2.960% 01/15/08.............................................        3,998
      737   Capital One Auto Finance Trust, Series 2002-A, Class A3,
              4.030% 08/15/06.............................................          740
    1,070   Chase Manhattan Auto Owner Trust, Series 2002-A, Class A4,
              4.240% 09/15/08.............................................        1,082
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,976
    3,953   Chase Manhattan Auto Owner Trust, Series 2003-B, Class A4,
              2.570% 02/16/10.............................................        3,908
    1,500   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................        1,493
   10,000   Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3,
              2.080% 05/15/08.............................................        9,912
    1,393   Daimler Chrysler Auto Trust, Series 2001-C, Class A4,
              4.630% 12/06/06.............................................        1,407
    4,700   Daimler Chrysler Auto Trust, Series 2002-A, Class A4,
              4.490% 10/06/08.............................................        4,766
   10,000   Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
              2.880% 10/08/09.............................................        9,992
    5,000   Daimler Chrysler Auto Trust, Series 2004-A, Class A4,
              2.580% 04/08/09.............................................        4,935
    1,725   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        1,765
    4,000   Ford Credit Auto Owner Trust, Series 2002-C, Class A4,
              3.790% 09/15/06(a)..........................................        4,037

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
 $  2,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.810%** 01/15/07...........................................   $    2,001
    1,500   Harley-Davidson Motorcycle Trust, Series 2002-2, Class A2,
              3.090% 06/15/10.............................................        1,508
      690   Honda Auto Receivables Owner Trust, Series 2002-2, Class A3,
              3.830% 02/15/06.............................................          692
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        2,995
    4,000   Honda Auto Receivables Owner Trust, Series 2003-4, Class A4,
              2.790% 03/16/09.............................................        3,977
    2,137   Household Automotive Trust, Series 2002-2, Class A3,
              2.850% 03/19/07.............................................        2,142
      155   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................          155
      346   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-2,
              Class B,
              5.750% 06/15/07.............................................          348
    3,022   Nissan Auto Receivables Owner Trust, Series 2002-A, Class A4,
              4.280% 10/16/06.............................................        3,048
    3,000   Nissan Auto Receivables Owner Trust, Series 2002-C, Class A4,
              3.330% 01/15/08.............................................        3,026
    1,500   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A4,
              2.610% 07/15/08.............................................        1,494
    3,000   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A3,
              1.510% 08/15/07.............................................        2,982
   10,350   Toyota Auto Receivables Owner Trust, Series 2002-A, Class A4,
              4.000% 07/15/08.............................................       10,424
    4,000   Toyota Auto Receivables Owner Trust, Series 2003-A, Class A4,
              2.200% 03/15/10.............................................        3,966
    1,492   USAA Auto Owner Trust, Series 2001-2, Class A4,
              3.910% 04/16/07.............................................        1,498
    8,200   USAA Auto Owner Trust, Series 2004-1, Class A4,
              2.670% 10/15/10.............................................        8,104
                                                                             ----------
                                                                                115,863
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.9%
 $  4,052   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................   $    3,977
    2,000   Capital One Master Trust, Series 2001-7A, Class A,
              3.850% 08/15/07.............................................        2,002
    2,357   Chase Credit Card Master Trust, Series 2000-1, Class C,
              2.490%** 06/15/07...........................................        2,360
    3,216   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................        3,225
    1,250   Citibank Credit Card Issuance Trust, Series 2000-A1, Class A1,
              6.900% 10/15/07.............................................        1,306
    5,575   Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
              5.650% 06/16/08.............................................        5,835
    5,000   Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8,
              4.100% 12/07/06.............................................        5,020
    5,000   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        4,982
    8,500   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................        8,915
    5,000   MBNA Credit Card Master Note Trust, Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,268
    3,000   MBNA Master Credit Card Trust, Series 1995-C, Class A,
              6.450% 02/15/08.............................................        3,086
                                                                             ----------
                                                                                 45,976
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
      169   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................          169
                                                                             ----------
            ASSET-BACKED -- OTHER -- 0.9%
    2,000   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        2,029
      407   CIT Equipment Collateral, Series 2002-VT1, Class B,
              3.970% 12/21/09.............................................          408
    1,817   Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,
              Class A2,
              5.360% 03/30/07.............................................        1,840

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- OTHER -- (CONTINUED)
 $  5,000   John Deere Owner Trust, Series 2004-A, Class A3,
              2.320% 12/17/07.............................................   $    4,987
      789   PSE&G Transition Funding LLC, Series 2001-1, Class A2,
              5.740% 03/15/07.............................................          798
                                                                             ----------
                                                                                 10,062
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $173,527).............................................      172,070
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 45.3%
            AEROSPACE AND DEFENSE -- 0.4%
    4,060   Northrop Grumman Corporation,
              7.000% 03/01/06.............................................        4,288
                                                                             ----------
            AUTOMOTIVE -- 0.7%
    1,500   Lear Corporation, Series B,
              7.960% 05/15/05.............................................        1,547
    2,000   Tenneco Automotive Inc., Series B,
              11.625% 10/15/09(a).........................................        2,110
    4,000   Toyota Motor Credit Corporation, MTN,
              2.800% 01/18/06.............................................        4,011
                                                                             ----------
                                                                                  7,668
                                                                             ----------
            BROADCASTING AND CABLE -- 1.8%
    2,510   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................        2,614
    2,760   Echostar DBS Corporation,
              10.375% 10/01/07............................................        2,903
    2,750   Lenfest Communications, Inc.,
              8.375% 11/01/05.............................................        2,906
    2,000   Liberty Media Corporation,
              3.500% 09/25/06.............................................        1,992
    2,141   Time Warner Inc.,
              8.110% 08/15/06.............................................        2,329
    7,500   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        7,934
                                                                             ----------
                                                                                 20,678
                                                                             ----------
            BUILDING MATERIALS -- 0.5%
      750   American Standard Inc.,
              7.375% 04/15/05.............................................          765
    2,234   Atrium Companies, Inc., Series B,
              10.500% 05/01/09............................................        2,346
    2,750   Louisiana-Pacific Corporation,
              8.500% 08/15/05.............................................        2,867
                                                                             ----------
                                                                                  5,978
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,772   Lyondell Chemical Company, Series B,
              9.875% 05/01/07.............................................        1,872
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.5%
    2,500   Equistar Chemicals, LP,
              6.500% 02/15/06.............................................        2,563
    1,605   FMC Corporation, MTN, Series A,
              6.750% 05/05/05.............................................        1,629

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
 $  2,000   Geon Company,
              6.875% 12/15/05.............................................   $    2,080
                                                                             ----------
                                                                                  6,272
                                                                             ----------
            COMMERCIAL BANKING -- 8.1%
    8,700   Bank Of New York Company, Inc., MTN, Series E,
              2.200% 05/12/06.............................................        8,614
    9,500   Bank One National Association,
              5.500% 03/26/07.............................................       10,017
    4,000   Citigroup Inc.,
              6.750% 12/01/05.............................................        4,189
    4,000   Citigroup Inc.,
              5.500% 08/09/06.............................................        4,183
    5,191   Fifth Third Bancorp,
              2.700% 01/30/07.............................................        5,148
    1,980   Key Bank N.A.,
              4.100% 06/30/05.............................................        2,007
    5,000   Marshall & Ilsley Corporation, MTN, Series E,
              5.750% 09/01/06.............................................        5,270
    6,000   PNC Funding Corporation,
              6.875% 07/15/07.............................................        6,548
    3,000   Regions Bank,
              2.900% 12/15/06.............................................        2,989
    3,870   U.S. Bancorp, MTN, Series N,
              2.625% 03/15/06.............................................        3,867
   11,000   U.S. Bancorp, MTN, Series N,
              2.750% 03/30/06.............................................       11,004
    3,125   U.S. Bank, N.A.
              5.625% 11/30/05.............................................        3,239
   15,600   Wachovia Corporation,
              4.950% 11/01/06.............................................       16,201
    5,000   Washington Mutual, Inc.,
              7.500% 08/15/06.............................................        5,397
    3,000   Wells Fargo and Company,
              5.900% 05/21/06.............................................        3,151
    4,000   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        4,169
                                                                             ----------
                                                                                 95,993
                                                                             ----------
            COMMERCIAL SERVICES -- 0.2%
    1,775   Allied Waste North America, Inc., Series B,
              10.000% 08/01/09............................................        1,868
                                                                             ----------
            COMPUTER SERVICES -- 0.4%
    4,775   First Data Corporation,
              4.700% 11/01/06.............................................        4,945
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
   10,000   Hewlett-Packard Company,
              5.500% 07/01/07.............................................       10,571
   10,000   International Business Machines Corporation,
              4.875% 10/01/06.............................................       10,381

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
 $  1,500   Unisys Corporation,
              7.875% 04/01/08.............................................   $    1,541
                                                                             ----------
                                                                                 22,493
                                                                             ----------
            CONSTRUCTION -- 0.2%
    2,000   Toll Corporation,
              8.000% 05/01/09.............................................        2,080
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.2%
    4,000   American General Finance Corporation, MTN, Series F,
              5.910% 06/12/06.............................................        4,197
   10,125   American General Finance Corporation, MTN, Series F,
              5.875% 07/14/06.............................................       10,633
    3,000   American General Finance Corporation, MTN, Series H,
              4.500% 11/15/07.............................................        3,087
    7,100   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        7,405
                                                                             ----------
                                                                                 25,322
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.2%
   10,000   Target Corporation,
              5.950% 05/15/06.............................................       10,515
    5,000   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        5,226
   10,000   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................       10,311
                                                                             ----------
                                                                                 26,052
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.0%
    2,000   AES Corporation,
              8.500% 11/01/07(a)..........................................        2,050
    2,000   CMS Energy Corporation,
              7.000% 01/15/05.............................................        2,011
    2,000   CMS Energy Corporation,
              9.875% 10/15/07.............................................        2,223
    5,410   FPL Group Capital Inc.,
              7.625% 09/15/06.............................................        5,865
    2,425   Kansas Gas & Electric Company,
              6.500% 08/01/05.............................................        2,500
    3,000   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        3,027
    3,562   Virginia Electric and Power Company, Series A,
              5.750% 03/31/06.............................................        3,706
    2,000   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        2,217
                                                                             ----------
                                                                                 23,599
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.6%
    2,000   Chesapeake Energy Corporation,
              8.375% 11/01/08.............................................        2,180
    2,000   Evergreen Resources, Inc.,
              5.875% 03/15/12.............................................        2,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
 $  2,472   Parker & Parsley Petroleum Company,
              8.875% 04/15/05.............................................   $    2,550
                                                                             ----------
                                                                                  6,790
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 3.3%
    8,000   CIT Group Inc.,
              5.500% 11/30/07.............................................        8,487
    5,000   General Electric Capital Corporation, MTN, Series A,
              5.000% 02/15/07.............................................        5,212
   11,000   General Electric Capital Corporation, MTN, Series A,
              6.500% 12/10/07.............................................       12,001
    6,000   Household Finance Corporation,
              6.500% 01/24/06.............................................        6,290
    2,000   Household Finance Corporation, MTN,
              3.375% 02/21/06.............................................        2,017
      635   Midland Funding II, Series A,
              11.750% 07/23/05............................................          672
    4,000   National Rural Utilities Cooperative Finance Corporation,
              6.000% 05/15/06.............................................        4,195
                                                                             ----------
                                                                                 38,874
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    5,410   ConAgra Foods, Inc.,
              6.000% 09/15/06.............................................        5,691
    1,870   Dean Foods Company,
              6.750% 06/15/05(a)..........................................        1,917
    5,710   General Mills, Inc.,
              5.125% 02/15/07.............................................        5,946
    1,900   Kellogg Company, Series B,
              6.000% 04/01/06.............................................        1,987
    2,000   United Agri Products,
              8.250% 12/15/11(@)..........................................        2,160
                                                                             ----------
                                                                                 17,701
                                                                             ----------
            HEAVY MACHINERY -- 0.9%
    2,000   AGCO Corporation,
              9.500% 05/01/08.............................................        2,160
    8,000   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................        8,381
                                                                             ----------
                                                                                 10,541
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 1.3%
    2,306   Hasbro, Inc.,
              5.600% 11/01/05.............................................        2,375
   11,950   Procter & Gamble Company,
              4.750% 06/15/07.............................................       12,449
                                                                             ----------
                                                                                 14,824
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 0.4%
 $  1,675   D.R. Horton, Inc.,
              10.500% 04/01/05............................................   $    1,744
    1,500   KB Home,
              7.750% 10/15/04.............................................        1,500
    1,500   Ryland Group, Inc.,
              8.000% 08/15/06(a)..........................................        1,626
                                                                             ----------
                                                                                  4,870
                                                                             ----------
            INSURANCE -- 0.6%
    1,500   Allstate Financial Global Funding,
              6.150% 02/01/06(@)..........................................        1,562
    5,000   Prudential Insurance Company of America,
              6.375% 07/23/06(@)..........................................        5,314
      699   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................          691
                                                                             ----------
                                                                                  7,567
                                                                             ----------
            INTEGRATED OIL -- 0.5%
    5,550   USX Corporation,
              6.850% 03/01/08.............................................        6,105
                                                                             ----------
            INVESTMENT SERVICES -- 7.9%
    9,500   Bear Stearns Companies Inc.,
              3.000% 03/30/06.............................................        9,525
    5,000   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        5,069
    8,245   Citigroup Global Markets Holdings Inc.,
              7.125% 10/01/06.............................................        8,913
    4,000   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        4,205
    4,000   Credit Suisse First Boston USA, Inc.,
              5.750% 04/15/07.............................................        4,242
   12,000   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................       12,232
    5,000   J.P. Morgan Chase & Company,
              5.625% 08/15/06.............................................        5,240
   12,000   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................       12,189
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.940% 01/30/06.............................................        5,021
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.470% 03/10/06.............................................        5,001
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        4,980
    8,000   Morgan Stanley,
              6.100% 04/15/06.............................................        8,379
    9,000   Morgan Stanley,
              5.800% 04/01/07.............................................        9,551
                                                                             ----------
                                                                                 94,547
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 1.2%
 $  4,000   Ameristar Casinos, Inc.,
              10.750% 02/15/09............................................   $    4,539
    3,800   Choctaw Resort Development Enterprise,
              9.250% 04/01/09.............................................        4,057
      702   Host Marriott Corporation, Series B,
              7.875% 08/01/08.............................................          722
    1,500   ITT Corporation,
              6.750% 11/15/05.............................................        1,553
    1,500   Mirage Resorts, Inc.,
              7.250% 10/15/06.............................................        1,594
    1,395   Park Place Entertainment Corporation,
              7.875% 12/15/05.............................................        1,468
                                                                             ----------
                                                                                 13,933
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.4%
    5,000   Abbott Laboratories,
              5.625% 07/01/06.............................................        5,234
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
    3,000   Centerpoint Energy Bank Loan,
              (purchased 09/25/03, cost $3,458)
              12.750%** 11/11/05(b)(c)....................................        3,315
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.3%
    1,820   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        1,850
    1,500   Transcontinental Gas Pipe Line Corporation,
              6.125% 01/15/05.............................................        1,509
                                                                             ----------
                                                                                  3,359
                                                                             ----------
            OILFIELD SERVICES -- 0.2%
    2,000   BRL Universal Equipment 2001 A., L.P., Series B,
              8.875% 02/15/08.............................................        2,130
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.2%
    2,000   Owens-Illinois, Inc.,
              7.150% 05/15/05.............................................        2,030
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
    9,000   Gannett Company, Inc.,
              5.500% 04/01/07.............................................        9,498
    1,000   Reed Elsevier Capital Inc., MTN,
              7.000% 05/15/05.............................................        1,028
                                                                             ----------
                                                                                 10,526
                                                                             ----------
            REAL ESTATE -- 0.3%
    3,500   EOP Operating LP,
              6.625% 02/15/05.............................................        3,552
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
      900   Host Marriott LP, Series E,
              8.375% 02/15/06.............................................          950
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 0.3%
 $  3,000   Fairchild Semiconductor International, Inc.,
              10.500% 02/01/09............................................   $    3,210
                                                                             ----------
            SPECIALTY STORES -- 0.8%
    9,600   Home Depot, Inc.,
              5.375% 04/01/06.............................................        9,974
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.0%
    4,000   New York Telephone Company,
              6.500% 03/01/05.............................................        4,061
    2,000   Nextel Communications, Inc., Class A,
              9.375% 11/15/09(a)..........................................        2,118
    3,000   Pacific Bell,
              6.250% 03/01/05.............................................        3,047
    3,000   SBC Communications Inc.,
              5.750% 05/02/06.............................................        3,132
    5,000   Sprint Capital Corporation,
              7.900% 03/15/05.............................................        5,122
    6,250   Verizon Global Funding Corporation,
              6.750% 12/01/05.............................................        6,544
                                                                             ----------
                                                                                 24,024
                                                                             ----------
            UTILITIES -- MISCELLANEOUS -- 0.0%+
      214   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $216)
              4.000% 07/25/08(b)(c).......................................          217
      214   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $216)
              4.250% 07/25/08(b)(c).......................................          217
                                                                             ----------
                                                                                    434
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $535,427).............................................      533,598
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 3.9%
            BEVERAGES -- 0.7%
    5,000   Diageo Capital Plc,
              3.500% 11/19/07.............................................        5,012
    3,000   Diageo Finance BV,
              3.000% 12/15/06.............................................        2,996
                                                                             ----------
                                                                                  8,008
                                                                             ----------
            BROADCASTING AND CABLE -- 0.1%
    1,000   Alliance Atlantis Communications Inc.,
              13.000% 12/15/09............................................        1,081
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    1,313   Hanson Overseas BV,
              6.750% 09/15/05.............................................        1,362
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.2%
    2,000   Methanex Corporation,
              7.750% 08/15/05.............................................        2,080
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- 0.4%
 $  5,000   Swedish Export Credit,
              2.875% 01/26/07.............................................   $    4,979
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
   10,050   Unilever Capital Corporation,
              6.875% 11/01/05.............................................       10,505
                                                                             ----------
            INTEGRATED OIL -- 0.3%
    3,000   BP Capital Markets plc,
              4.000% 04/29/05.............................................        3,030
      535   Pemex Finance Ltd.,
              6.550% 02/15/08(a)..........................................          560
                                                                             ----------
                                                                                  3,590
                                                                             ----------
            LODGING AND RECREATION -- 0.1%
    1,000   Intrawest Corporation,
              10.500% 02/01/10............................................        1,080
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.1%
    1,566   Gemstone Investors Ltd.,
              7.710% 10/31/04(@)..........................................        1,568
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.2%
    2,000   Nortel Networks Ltd.,
              6.125% 02/15/06.............................................        2,040
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.2%
    2,000   Smurfit Capital Funding Plc,
              6.750% 11/20/05.............................................        2,060
                                                                             ----------
            PHARMACEUTICALS -- 0.3%
    3,000   Glaxosmithkline Capital, plc,
              2.375% 04/16/07.............................................        2,949
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.4%
    2,000   Deutsche Telekom International Finance BV,
              8.250%** 06/15/05...........................................        2,077
    2,000   Telus Corporation,
              7.500% 06/01/07.............................................        2,193
                                                                             ----------
                                                                                  4,270
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $45,459)..............................................       45,572
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 0.2%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.0%+
 $     80     7.500% 11/01/09.............................................   $       82
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.2%
    1,747     3.375%** 04/20/22...........................................        1,762
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $1,845)...............................................        1,844
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 0.6%
    3,368   Quebec (Province of),
              5.500% 04/11/06.............................................        3,508
    4,000   Republic of Italy,
              7.250% 02/07/05(a)..........................................        4,072
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $7,472)...............................................        7,580
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.3%
      350     3.875% 02/01/05.............................................          352
   10,000     2.625% 12/15/05.............................................       10,017
   11,000     2.500% 03/15/06.............................................       10,983
   17,300     2.375% 10/02/06.............................................       17,132
                                                                             ----------
                                                                                 38,484
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 8.6%
    4,655     4.125% 05/13/05.............................................        4,709
    4,000     1.750% 08/15/05.............................................        3,981
   21,000     1.500% 05/13/05-08/26/05....................................       20,893
    7,000     2.000% 02/13/06.............................................        6,948
    5,000     1.900% 03/08/06.............................................        4,952
    2,500     1.875% 06/15/06.............................................        2,467
   23,000     2.875% 09/15/06.............................................       23,041
   20,000     3.500% 05/15/07.............................................       20,209
   15,000     3.375% 09/14/07.............................................       15,084
                                                                             ----------
                                                                                102,284
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.0%
    7,000     3.875% 02/15/05.............................................        7,051
    7,000     1.500% 08/15/05.............................................        6,952
   35,000     2.875% 09/15/05.............................................       35,177
   10,000     2.125% 11/15/05.............................................        9,967
    6,000     1.750% 01/09/06.............................................        5,944
   11,000     1.875% 01/15/05-02/15/06....................................       10,963
   18,000     3.500% 09/15/07(a)..........................................       18,188
                                                                             ----------
                                                                                 94,242
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.1%
 $ 15,000     2.000% 01/15/06##...........................................   $   14,907
    8,959     5.875% 02/02/06.............................................        9,340
    7,600     2.250% 05/15/06.............................................        7,558
   10,000     2.750% 08/11/06.............................................       10,002
   30,000     3.000% 08/15/07##...........................................       29,872
                                                                             ----------
                                                                                 71,679
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $307,637).............................................      306,689
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 6.6%
            U.S. TREASURY NOTES -- 6.6%
    2,000     1.625% 02/28/06.............................................        1,980
   23,000     2.000% 05/15/06##...........................................       22,842
    3,000     2.500% 05/31/06.............................................        3,001
   12,000     2.750% 06/30/06##...........................................       12,050
   15,000     2.375% 08/15/06##...........................................       14,952
    5,000     3.125% 05/15/07.............................................        5,042
   18,000     2.750% 08/15/07(a)..........................................       17,951
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $78,008)..............................................       77,818
                                                                             ----------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 5.5%
              (Cost $64,343)
   64,343   Nations Cash Reserves, Capital Class Shares#..................       64,343
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,213,718*)................................     102.7%   1,209,514
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.7)%    (32,089)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,177,425
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 **
  Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 (@)
  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $42,189.

##All or a portion of security segregated as collateral for futures contracts.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $41,041 and $40,997, respectively.

(b)
  Loan participation agreement.

(c)
  Restricted and illiquid security.

ABBREVIATIONS:
MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.3%
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.3%
 $    902   First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,
              8.225% 09/20/27.............................................   $    902
      368   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        341
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,281)...............................................      1,243
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 3.6%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.1%
    1,483   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................      1,567
    1,590   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................      1,645
    1,833   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        212
    1,829   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................        147
   15,893   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        533
    3,394   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      3,602
                                                                             --------
                                                                                7,706
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.3%
    1,102     9.000% 04/01/16.............................................      1,204
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.2%
    4,415     3.375%** 04/20/22-06/20/29..................................      4,459
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $13,357)..............................................     13,369
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 33.9%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.8%
    5,500     2.500% 11/15/05-03/15/06....................................      5,499
    8,000     4.900% 03/21/06.............................................      8,262
      700     2.625% 09/17/07.............................................        690
                                                                             --------
                                                                               14,451
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 7.6%
    2,000     2.125% 12/15/04.............................................      2,001
    1,500     1.500% 05/13/05.............................................      1,494
    6,000     2.000% 02/13/06.............................................      5,955
    3,000     1.875% 06/15/06.............................................      2,961
    2,250     4.875% 05/15/07.............................................      2,351

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
 $  1,000     2.625% 07/15/08.............................................   $    973
    2,500     3.625% 11/14/08(a)..........................................      2,511
    5,500     4.500% 11/15/12.............................................      5,530
    5,050     3.875% 06/14/13.............................................      4,837
                                                                             --------
                                                                               28,613
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.4%
    2,000     3.875% 02/15/05.............................................      2,015
    5,000     2.125% 11/15/05.............................................      4,984
    1,060     7.100% 04/10/07.............................................      1,165
    1,000     2.875% 05/15/07.............................................        996
    6,100     5.750% 03/15/09.............................................      6,628
      750     6.750% 03/15/31.............................................        895
                                                                             --------
                                                                               16,683
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 18.1%
   16,100     7.000% 07/15/05.............................................     16,691
    4,000     2.875% 10/15/05.............................................      4,023
   10,900     5.000% 01/15/07.............................................     11,399
   10,000     5.250% 01/15/09##...........................................     10,651
    6,450     3.250% 02/15/09.............................................      6,353
    4,000     6.625% 11/15/10.............................................      4,550
    2,000     5.375% 11/15/11.............................................      2,135
    3,000     6.125% 03/15/12.............................................      3,342
    4,000     4.625% 10/15/13.............................................      4,023
    3,000     4.125% 04/15/14(a)..........................................      2,890
    1,400     7.250% 05/15/30.............................................      1,756
                                                                             --------
                                                                               67,813
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $126,584).............................................    127,560
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 59.9%
            U.S. TREASURY BONDS -- 1.8%
    4,850     6.250% 08/15/23.............................................      5,663
    1,025     6.875% 08/15/25.............................................      1,287
                                                                             --------
                                                                                6,950
                                                                             --------
            U.S. TREASURY NOTES -- 28.4%
    8,000     2.125% 10/31/04##...........................................      8,003
    4,000     1.625% 03/31/05.............................................      3,993
    5,000     1.625% 04/30/05.............................................      4,989
    5,000     1.250% 05/31/05(a)..........................................      4,974
    4,500     2.000% 05/15/06.............................................      4,469
    3,000     4.625% 05/15/06(a)..........................................      3,104
    3,900     7.000% 07/15/06.............................................      4,203
   10,000     2.625% 11/15/06(a)..........................................      9,996
    4,000     4.375% 05/15/07.............................................      4,160
    1,000     2.750% 08/15/07(a)..........................................        997
   10,750     3.250% 08/15/07##...........................................     10,869
    1,000     3.375% 11/15/08(a)..........................................      1,007
   12,000     3.250% 01/15/09.............................................     12,006
    3,000     3.125% 04/15/09(a)..........................................      2,980
    9,000     3.875% 05/15/09.............................................      9,219
    1,000     3.500% 08/15/09.............................................      1,006

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- (CONTINUED)
 $ 10,000     4.750% 05/15/14##...........................................   $ 10,497
   10,075     4.250% 08/15/14(a)..........................................     10,180
                                                                             --------
                                                                              106,652
                                                                             --------
            U.S. TREASURY STRIPS -- 29.7%
   15,500   Principal only,
              2.103%*** 08/15/05##........................................     15,219
   64,000   Principal only,
              2.667%*** 11/15/06..........................................     60,497
   41,000   Principal only,
              3.263%*** 11/15/08..........................................     35,869
                                                                             --------
                                                                              111,585
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $224,261).............................................    225,187
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 10.2%
              (Cost $38,269)
   38,269   Nations Cash Reserves, Capital Class Shares#..................     38,269
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $403,752*)..................................     107.9%   405,628
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (7.9)%  (29,596)
                                                                             --------
            NET ASSETS..........................................     100.0%  $376,032
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $30,745.

 ##All or a portion of security segregated as collateral for futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $29,807 and $29,745, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.8%
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.4%
 $    577   First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,
              8.225% 09/20/27.............................................   $    577
      216   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        200
                                                                             --------
                                                                                  777
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
      585   Export Funding Trust, Series 1995-A, Class A,
              8.210% 12/29/06.............................................        618
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,385)...............................................      1,395
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 8.7%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 6.3%
    4,945   DUS pool, Pool number 380521,
              6.565% 07/01/16.............................................      5,605
      720   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        761
      773   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        800
      905   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        104
      908   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         73
    9,531   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        320
    2,791   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      2,962
   13,045   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              (purchased 05/18/98-08/29/03,
              cost $346)
              0.449%** 09/15/27(b)........................................        131
   14,433   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              (purchased 09/16/98-08/29/03,
              cost $221)
              0.305%** 03/15/29(b)........................................        108
                                                                             --------
                                                                               10,864
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.3%
       37     7.500% 08/01/08-06/01/09....................................         38
       92     8.000% 08/01/07-09/01/09....................................         98
       62     9.000% 05/01/09-12/01/16....................................         67
       25     10.000% 05/01/05-09/01/18...................................         26
      263     8.500% 01/01/06-09/01/20....................................        290

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- (CONTINUED)
 $     72     9.500% 04/01/18-01/01/29....................................   $     81
        0++   7.000% 08/01/29.............................................          0++
                                                                             --------
                                                                                  600
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.1%
        6     8.250% 04/01/09.............................................          7
       46     8.500% 12/01/11-02/01/17....................................         49
      112     10.000% 10/01/06-04/01/20...................................        124
    1,321     9.500% 01/01/19-08/01/21....................................      1,493
      113     9.000% 12/01/16-09/01/24....................................        125
       33     3.199%** 08/01/36...........................................         33
                                                                             --------
                                                                                1,831
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.0%
        6     9.500% 06/15/05-02/15/06....................................          6
        6     9.000% 06/15/07.............................................          7
       91     6.000% 12/15/10.............................................         95
       11     13.000% 02/15/11-04/15/11...................................         15
       34     11.000% 11/15/15-10/20/20...................................         39
       44     10.000% 08/15/05-11/15/20...................................         48
       37     10.500% 01/15/18-04/15/21...................................         42
       33     7.000% 02/15/09-06/15/23....................................         36
      484     7.500% 04/15/22-12/15/25....................................        524
      305     8.500% 10/15/09-02/20/29....................................        339
      603     8.000% 11/15/14-07/15/29....................................        659
                                                                             --------
                                                                                1,810
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $14,499)..............................................     15,105
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 28.2%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.0%
    3,500     2.500% 11/15/05-03/15/06....................................      3,496
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 5.4%
    1,750     2.125% 12/15/04.............................................      1,751
    1,000     2.000% 02/13/06.............................................        993
    4,500     1.875% 06/15/06##...........................................      4,441
      500     3.625% 11/14/08.............................................        502
    1,750     3.875% 06/14/13.............................................      1,676
                                                                             --------
                                                                                9,363
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.6%
    1,300     3.875% 02/15/05.............................................      1,309
    3,000     2.125% 11/15/05.............................................      2,990
    1,000     2.875% 05/15/07.............................................        996
    5,700     5.750% 03/15/09-01/15/12....................................      6,208
    1,400     6.750% 03/15/31.............................................      1,671
                                                                             --------
                                                                               13,174
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Government Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 13.2%
 $  5,600     7.000% 07/15/05##...........................................   $  5,806
    1,000     2.875% 10/15/05.............................................      1,006
    5,000     5.250% 01/15/09.............................................      5,325
    4,000     4.125% 04/15/14(a)..........................................      3,853
    1,000     7.250% 05/15/30.............................................      1,254
    5,000     6.625% 11/15/10-11/15/30....................................      5,786
                                                                             --------
                                                                               23,030
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $48,147)..............................................     49,063
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 60.2%
            U.S. TREASURY BONDS -- 1.3%
      200     6.250% 08/15/23.............................................        234
      300     6.875% 08/15/25.............................................        377
    1,600     5.375% 02/15/31(a)..........................................      1,713
                                                                             --------
                                                                                2,324
                                                                             --------
            U.S. TREASURY NOTES -- 30.1%
    3,500     1.750% 12/31/04.............................................      3,500
    6,000     1.500% 02/28/05##...........................................      5,990
    3,000     1.625% 04/30/05.............................................      2,993
   15,550     2.625% 11/15/06(a)..........................................     15,545
      500     2.750% 08/15/07(a)..........................................        499
    4,000     3.250% 08/15/07.............................................      4,044
    1,000     3.250% 01/15/09(a)..........................................      1,000
    3,500     3.000% 02/15/09(a)..........................................      3,465
      510     3.875% 05/15/09.............................................        522
      500     3.625% 07/15/09(a)..........................................        506
    1,600     3.500% 08/15/09.............................................      1,610
    3,255     4.000% 02/15/14.............................................      3,230
    7,735     4.750% 05/15/14(a)..........................................      8,119
    1,350     4.250% 08/15/14(a)..........................................      1,364
                                                                             --------
                                                                               52,387
                                                                             --------
            U.S. TREASURY STRIPS -- 28.8%
    4,500   Interest only,
              5.239%*** 05/15/23..........................................      1,717
    3,450   Principal only,
              2.103%*** 08/15/05..........................................      3,387
   21,500   Principal only,
              2.667%*** 11/15/06..........................................     20,324
   21,000   Principal only,
              3.263%*** 11/15/08##........................................     18,372

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY STRIPS -- (CONTINUED)
 $  5,500   Principal only,
              3.354%*** 02/15/09..........................................   $  4,754
    3,100   TIGR Receipts,
              4.799%*** 05/15/17..........................................      1,704
                                                                             --------
                                                                               50,258
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $104,467).............................................    104,969
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 22.9%
              (Cost $39,885)
   39,885   Nations Cash Reserves, Capital Class Shares#..................     39,885
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $208,383*)..................................     120.8%   210,417
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (20.8)%  (36,206)
                                                                             --------
            NET ASSETS..........................................     100.0%  $174,211
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $36,582.

 ##All or a portion of security segregated as collateral for futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $35,182 and $35,382, respectively.

 (b)
   Restricted and illiquid security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Intermediate
              Bond Master Portfolio*......................................   $670,541
                                                                             --------
            TOTAL INVESTMENTS...................................     100.1%   670,541
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%     (690)
                                                                             --------
            NET ASSETS..........................................     100.0%  $669,851
                                                                             ========

---------------

 *
 The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 9.6%
            ASSET-BACKED -- AUTO LOANS -- 3.8%
$   1,593   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    1,619
      533   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................          533
    4,000   Americredit Automobile Receivables Trust, Series 2004-AF,
              Class A2,
              1.490% 05/07/07##...........................................        3,988
    3,709   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        3,701
    1,345   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        1,356
    1,722   Capital Auto Receivables Asset Trust, Series 2003-2, Class B,
              2.040%** 01/15/09...........................................        1,725
    3,913   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A1B,
              1.810%** 01/16/06...........................................        3,914
    2,000   Capital One Prime Auto Receivables Trust, Series 2004-1, Class
              A2,
              1.470% 06/15/06.............................................        1,996
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,976
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class CTFS,
              2.040% 12/15/09.............................................        1,977
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................        1,991
    1,500   Chase Manhattan Auto Owner Trust, Series 2003-C, Class CTFS,
              2.780% 06/15/10.............................................        1,493
    1,387   Daimler Chrysler Auto Trust, Series 2003-A, Class A2,
              1.520% 12/08/05.............................................        1,386
    6,610   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06##...........................................        6,763
    5,000   Ford Credit Auto Owner Trust, Series 2003-A, Class B1,
              3.160% 08/15/07.............................................        5,007
    8,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.810%** 01/15/07##.........................................        8,003
    1,054   Harley-Davidson Motorcycle Trust, Series 2003-2, Class A1,
              1.340% 01/15/08.............................................        1,052
      597   Harley-Davidson Motorcycle Trust, Series 2003-2, Class B,
              1.890% 02/15/11.............................................          591
    4,284   Harley-Davidson Motorcycle Trust, Series 2004-2, Class A1,
              2.180% 01/15/09.............................................        4,275

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$   3,171   Harley-Davidson Motorcycle Trust, Series 2004-2, Class B,
              2.960% 02/15/12.............................................   $    3,173
    1,331   Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,
              3.000% 05/18/06.............................................        1,335
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        2,995
    4,000   Honda Auto Receivables Owner Trust, Series 2003-2, Class A3,
              1.690% 02/21/07.............................................        3,980
    2,944   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................        2,935
       72   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................           72
      239   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................          240
      457   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A2,
              1.200% 11/15/05.............................................          457
    3,960   WFS Financial Owner Trust, Series 2004-1, Class A2,
              1.510% 07/20/07.............................................        3,943
    4,652   WFS Financial Owner Trust, Series 2004-1, Class B,
              2.340% 08/22/11.............................................        4,618
                                                                             ----------
                                                                                 79,094
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 2.9%
   15,000   American Express Credit Account Master Trust, Series 2000-3,
              Class B,
              2.110%** 11/15/07##.........................................       15,010
    2,089   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................        2,098
    4,250   Bank One Issuance Trust, Series 2003-B2, Class B2,
              1.990%** 02/17/09...........................................        4,255
    3,500   Capital One Master Trust, Series 2002-3A, Class B,
              4.550% 02/15/08.............................................        3,526
   10,000   Capital One Multi-Asset Execution Trust, Series 2002-B1, Class
              B1,
              2.440% 07/15/08##...........................................       10,041
    2,630   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................        2,637
    4,100   Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3,
              4.400% 05/15/07.............................................        4,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$  12,920   MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4,
              1.870% 08/17/09##...........................................   $   12,948
    7,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.980%** 02/15/08...........................................        7,007
                                                                             ----------
                                                                                 61,675
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 1.6%
    1,602   Ameriquest Finance NIM Trust, Series 2003-N10A,
              2.100%** 08/25/08(@)........................................        1,603
      969   ARGENT NIM Trust, Series 2004-WN2, Class A,
              4.550% 04/25/34(@)..........................................          968
      201   Bombardier Capital Mortgage Securitization, Series 1998-A,
              Class A3,
              6.230% 04/15/28.............................................          201
    2,699   CDC Mortgage Capital trust, Series 2003-HE4, Class A2,
              2.070%** 03/25/34...........................................        2,701
    4,001   Chase Funding Mortgage Loan Asset-Backed, Series 2003-6, Class
              2A1,
              2.010%** 05/25/21...........................................        4,002
    3,813   Chase Funding Mortgage Loan Asset-Backed, Series 2004-1, Class
              1A1,
              1.950%** 11/25/18...........................................        3,813
      560   Chase Funding Net Interest Margin, Series 2003-6A, Class Note,
              5.000% 01/27/35(@)..........................................          563
      618   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,
              6.880% 01/15/28.............................................          620
    2,101   Countrywide Asset-Backed Certificates, Series 2003-5, Class
              AF1B,
              2.020%** 08/25/22...........................................        2,101
    2,509   First Alliance Mortgage Loan Trust, Series 1994-2, Class A1,
              7.625% 07/25/25.............................................        2,506
      594   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................          594
    5,000   GMAC Mortgage Corporation Loan Trust, Series 2004-HE1, Class
              A1,
              1.920%** 06/25/34...........................................        5,000
      193   Indymac NIM Trust SPMD, Series 2002-B, Class Note,
              2.220%** 11/25/32(@)........................................          193
      349   Merrill Lynch Mortgage Investors, Inc., Series 2002-HE1N,
              Class N1,
              2.440%** 11/25/09(@)........................................          348
    1,894   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        1,755

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$   1,202   Residential Asset Securities Corporation, Series 2003-KS7,
              Class AI1,
              1.960%** 03/25/19...........................................   $    1,202
    4,128   Securitized Asset Backed Receivables, Series 2004-OP1, Class
              A2,
              2.090%** 02/25/34...........................................        4,128
    1,026   Structured Asset Investment Loan Trust, Series 2003-BC7, Class
              1A1,
              1.970%** 07/25/33...........................................        1,026
                                                                             ----------
                                                                                 33,324
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.3%
   14,880   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................       15,094
    1,165   Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,
              Class A2,
              5.360% 03/30/07.............................................        1,179
    3,500   Gracechurch Card Funding Plc, Series 6, Class B,
              1.950%** 02/17/09...........................................        3,495
    7,811   Oncor Electric Delivery Transition Bond Company, Series
              2003-1, Class A1,
              2.260% 02/15/09.............................................        7,775
                                                                             ----------
                                                                                 27,543
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $201,859).............................................      201,636
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 33.8%
            AEROSPACE AND DEFENSE -- 0.4%
      487   Boeing Company,
              5.125% 02/15/13.............................................          503
      290   General Dynamics Corporation,
              4.500% 08/15/10.............................................          296
    1,524   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        1,790
    3,782   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        4,348
    2,200   Raytheon Company,
              5.375% 04/01/13.............................................        2,287
                                                                             ----------
                                                                                  9,224
                                                                             ----------
            AUTOMOTIVE -- 1.3%
    6,697   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        6,757
    7,734   Ford Motor Company,
              7.450% 07/16/31.............................................        7,584
    4,263   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        4,480
    2,782   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        2,918

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   3,628   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................   $    3,755
      875   General Motors Corporation,
              8.250% 07/15/23.............................................          920
                                                                             ----------
                                                                                 26,414
                                                                             ----------
            BEVERAGES -- 0.4%
    2,856   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        3,014
    5,772   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................        5,861
                                                                             ----------
                                                                                  8,875
                                                                             ----------
            BROADCASTING AND CABLE -- 1.4%
    1,829   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................        1,921
      128   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................          133
    1,550   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        1,753
    6,456   Liberty Media Corporation,
              3.500% 09/25/06.............................................        6,430
    2,159   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        2,938
    2,179   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        2,277
    1,200   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................        1,332
    1,740   Time Warner Inc.,
              8.110% 08/15/06.............................................        1,893
    2,472   Time Warner Inc.,
              9.125% 01/15/13.............................................        3,095
    5,525   Time Warner Inc.,
              7.625% 04/15/31.............................................        6,359
    1,852   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        1,959
                                                                             ----------
                                                                                 30,090
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,994   The Dow Chemical Company,
              6.125% 02/01/11(a)..........................................        2,176
    1,375   The Dow Chemical Company,
              7.375% 11/01/29.............................................        1,597
                                                                             ----------
                                                                                  3,773
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.5%
    2,108   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        2,119
    1,218   Eastman Chemical Company,
              3.250% 06/15/08.............................................        1,191
    2,428   Eastman Chemical Company,
              6.300% 11/15/18.............................................        2,600
      569   Monsanto Company,
              4.000% 05/15/08.............................................          573

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
$   1,989   Praxair, Inc.,
              4.750% 07/15/07(a)..........................................   $    2,060
    2,325   Praxair, Inc.,
              6.500% 03/01/08.............................................        2,545
                                                                             ----------
                                                                                 11,088
                                                                             ----------
            COMMERCIAL BANKING -- 5.7%
    3,823   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        3,844
   10,455   Bank One Corporation,
              6.000% 08/01/08##...........................................       11,313
    2,415   Capital One Bank,
              5.000% 06/15/09.............................................        2,501
    2,760   Citigroup Inc.,
              6.000% 02/21/12.............................................        3,036
   12,269   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................       12,284
    1,988   City National Corporation,
              5.125% 02/15/13.............................................        2,001
    7,489   First Union National Bank,
              5.800% 12/01/08.............................................        8,049
    4,151   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        4,187
    7,008   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        7,738
    2,805   Key Bank N.A.,
              7.000% 02/01/11.............................................        3,143
    2,861   Mellon Funding Corporation,
              4.875% 06/15/07.............................................        2,980
    2,167   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        2,419
    7,096   National City Bank,
              4.625% 05/01/13.............................................        6,998
    5,628   PNC Funding Corporation,
              5.750% 08/01/06.............................................        5,896
    5,292   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        5,589
      193   Regions Financial Corporation,
              6.375% 05/15/12.............................................          214
    2,174   Regions Financial Corporation,
              7.750% 09/15/24.............................................        2,674
    1,561   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................        1,558
        4   State Street Corporation,
              7.650% 06/15/10.............................................            5
       18   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................           19
    2,100   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        2,131
    6,846   Union Planters Corporation,
              4.375% 12/01/10.............................................        6,873
    3,654   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        3,647
    6,752   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        7,544
    1,855   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        1,851

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$   6,302   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................   $    6,624
    6,200   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        5,927
      175   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................          175
                                                                             ----------
                                                                                121,220
                                                                             ----------
            COMMERCIAL SERVICES -- 0.3%
    5,056   Waste Management, Inc.,
              7.375% 08/01/10.............................................        5,836
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,726   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................        1,695
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
    6,394   Hewlett-Packard Company,
              5.750% 12/15/06.............................................        6,745
    3,173   International Business Machines Corporation,
              4.875% 10/01/06.............................................        3,294
        7   International Business Machines Corporation,
              4.750% 11/29/12.............................................            7
    2,037   International Business Machines Corporation,
              6.500% 01/15/28.............................................        2,262
      756   International Business Machines Corporation,
              5.875% 11/29/32.............................................          783
                                                                             ----------
                                                                                 13,091
                                                                             ----------
            CONGLOMERATES -- 0.1%
    2,108   General Electric Company,
              5.000% 02/01/13.............................................        2,168
                                                                             ----------
            CONSTRUCTION -- 0.8%
    5,018   D. R. Horton, Inc.,
              7.875% 08/15/11.............................................        5,802
    1,820   K. Hovnanian Enterprises Inc.,
              6.500% 01/15/14.............................................        1,861
    5,455   KB HOME,
              5.750% 02/01/14.............................................        5,428
    3,102   Toll Brothers Inc.,
              4.950% 03/15/14(a)..........................................        3,029
                                                                             ----------
                                                                                 16,120
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.0%
    4,535   American Express Company,
              5.500% 09/12/06.............................................        4,750
    1,887   American Express Company,
              3.750% 11/20/07.............................................        1,906
    2,746   American Express Company,
              4.750% 06/17/09.............................................        2,850

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- (CONTINUED)
$   2,090   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................   $    2,019
   10,093   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       10,527
                                                                             ----------
                                                                                 22,052
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.7%
    2,876   Target Corporation,
              5.400% 10/01/08.............................................        3,058
    1,320   Target Corporation,
              5.375% 06/15/09.............................................        1,406
    3,112   Target Corporation,
              5.875% 03/01/12.............................................        3,388
    4,057   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        4,241
       80   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................           82
    2,600   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        2,618
                                                                             ----------
                                                                                 14,793
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,926   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        1,919
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.2%
    1,804   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        1,792
    2,980   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        3,090
    3,280   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        3,433
      912   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................          911
    2,125   Exelon Generation Company, LLC,
              5.350% 01/15/14.............................................        2,170
      553   New York State Electric & Gas,
              5.750% 05/01/23.............................................          551
      727   Ohio Edison Company,
              4.000% 05/01/08.............................................          728
      976   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................          965
    1,377   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................        1,402
    1,416   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        1,483
    5,000   PG&E Corporation,
              6.875% 07/15/08.............................................        5,413
    7,344   Progress Energy, Inc.,
              6.050% 04/15/07##...........................................        7,769

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$   1,205   PSEG Power LLC,
              5.500% 12/01/15.............................................   $    1,205
    1,701   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        1,713
    6,330   TXU Energy Company,
              7.000% 03/15/13.............................................        7,147
    3,021   Westar Energy Inc.,
              9.750% 05/01/07.............................................        3,442
    2,703   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        2,996
                                                                             ----------
                                                                                 46,210
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.4%
    4,400   American Electric Power Company, Inc.,
              5.250% 06/01/15.............................................        4,418
    2,999   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        3,535
    1,118   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................        1,261
      365   Energy East Corporation,
              6.750% 06/15/12.............................................          405
    2,626   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        2,865
    1,341   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................        1,506
    4,302   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        4,251
    1,710   Southern California Edison Company,
              5.000% 01/15/14.............................................        1,739
    1,140   Southern California Edison Company,
              6.000% 01/15/34.............................................        1,185
    3,248   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        3,432
    1,753   Southern Power Company, Series B,
              6.250% 07/15/12.............................................        1,908
    3,516   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        3,678
                                                                             ----------
                                                                                 30,183
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.7%
      962   Devon Energy Corporation,
              7.950% 04/15/32.............................................        1,193
    6,526   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        7,074
    5,520   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        6,485
                                                                             ----------
                                                                                 14,752
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 2.3%
$   3,808   Associates Corporation of North America,
              6.950% 11/01/18.............................................   $    4,444
    2,752   CIT Group Inc.,
              7.375% 04/02/07.............................................        3,018
      840   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................          912
   10,539   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32##...........................................       12,130
    3,546   Household Finance Corporation,
              7.200% 07/15/06.............................................        3,801
    4,336   Household Finance Corporation,
              5.875% 02/01/09.............................................        4,674
    1,907   Household Finance Corporation,
              6.375% 11/27/12.............................................        2,113
    2,133   Household Finance Corporation,
              7.350% 11/27/32.............................................        2,542
    1,743   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        1,800
    6,760   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        6,617
    2,226   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07##...........................................        2,205
    2,700   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        2,892
    2,025   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32##...........................................        2,615
                                                                             ----------
                                                                                 49,763
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
    6,630   Fred Meyer, Inc.,
              7.450% 03/01/08##...........................................        7,405
      663   The Kroger Company,
              6.800% 04/01/11.............................................          743
      804   The Kroger Company,
              6.750% 04/15/12.............................................          899
                                                                             ----------
                                                                                  9,047
                                                                             ----------
            HEALTH SERVICES -- 0.4%
    6,769   Wellpoint Health Networks Inc.,
              6.375% 06/15/06##...........................................        7,139
    1,213   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................        1,339
                                                                             ----------
                                                                                  8,478
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEAVY MACHINERY -- 0.8%
$   4,968   Caterpillar Financial Services Corporation,
              5.950% 05/01/06##...........................................   $    5,205
    4,105   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        4,216
    3,142   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        3,102
    4,098   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05##...........................................        4,115
                                                                             ----------
                                                                                 16,638
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.1%
    1,926   Procter & Gamble Company,
              4.750% 06/15/07.............................................        2,006
                                                                             ----------
            HOUSING AND FURNISHING -- 0.2%
    3,662   Beazer Homes USA, Inc.,
              6.500% 11/15/13.............................................        3,735
                                                                             ----------
            INSURANCE -- 1.3%
      162   Allstate Financial Global Funding,
              7.125% 09/26/05(@)..........................................          169
    1,168   Hartford Life, Inc.,
              7.375% 03/01/31.............................................        1,402
      990   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................          985
    2,213   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        2,145
      938   MetLife, Inc.,
              5.375% 12/15/12.............................................          973
    1,796   MetLife, Inc.,
              6.500% 12/15/32.............................................        1,931
      934   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................        1,001
    4,754   Principal Life Global,
              6.250% 02/15/12(@)..........................................        5,248
    1,557   Progressive Corporation,
              6.250% 12/01/32(a)..........................................        1,642
    6,773   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................        7,528
    1,605   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................        1,587
    1,095   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................        1,075
    1,219   Unitrin Inc.,
              4.875% 11/01/10.............................................        1,210
                                                                             ----------
                                                                                 26,896
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INTEGRATED OIL -- 0.8%
$   3,495   Conoco Funding Company,
              5.450% 10/15/06##...........................................   $    3,664
    4,830   Conoco Funding Company,
              6.350% 10/15/11.............................................        5,387
    7,032   USX Corporation,
              6.650% 02/01/06##...........................................        7,375
                                                                             ----------
                                                                                 16,426
                                                                             ----------
            INVESTMENT SERVICES -- 3.1%
    1,944   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................        2,051
    6,256   Bear Stearns Companies Inc.,
              4.500% 10/28/10(a)..........................................        6,307
    2,557   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................        2,797
      704   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................          740
    3,452   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11##...........................................        3,761
    1,200   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................        1,223
    5,858   Goldman Sachs Group, Inc.,
              6.600% 01/15/12##...........................................        6,543
      808   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................          854
    4,971   Goldman Sachs Group, Inc.,
              4.750% 07/15/13##...........................................        4,877
    4,997   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08##...........................................        5,076
    4,530   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................        4,999
    1,351   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        1,599
    5,640   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09##...........................................        6,106
    2,538   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        2,528
    2,717   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        2,723
    9,009   Morgan Stanley,
              6.750% 04/15/11##...........................................       10,096
    4,203   Morgan Stanley,
              6.600% 04/01/12##...........................................        4,687
       51   Morgan Stanley,
              5.300% 03/01/13.............................................           52
                                                                             ----------
                                                                                 67,019
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
    1,819   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................        1,879
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 0.2%
$   3,385   Alcoa Inc.,
              7.375% 08/01/10.............................................   $    3,947
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
    3,631   NiSource Finance Corporation,
              5.400% 07/15/14##...........................................        3,719
    1,594   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................        1,645
                                                                             ----------
                                                                                  5,364
                                                                             ----------
            NATURAL GAS PIPELINES -- 1.0%
    3,144   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06##...........................................        3,271
    4,046   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        4,079
    8,333   Kinder Morgan, Inc.,
              6.650% 03/01/05##...........................................        8,468
    3,991   Teppco Partners, LP,
              7.625% 02/15/12##...........................................        4,630
                                                                             ----------
                                                                                 20,448
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.2%
    2,846   Valero Energy Corporation,
              6.875% 04/15/12.............................................        3,204
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.6%
    2,246   Champion International Corporation,
              7.350% 11/01/25##...........................................        2,516
    2,317   International Paper Company,
              4.250% 01/15/09.............................................        2,325
    1,993   International Paper Company,
              5.850%** 10/30/12##.........................................        2,106
    1,705   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        1,899
    2,710   MeadWestvaco Corporation,
              8.200% 01/15/30##...........................................        3,247
                                                                             ----------
                                                                                 12,093
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    2,485   Knight-Ridder, Inc.,
              7.125% 06/01/11##...........................................        2,855
      166   News America Holdings Inc.,
              6.625% 01/09/08.............................................          181
      647   News America Holdings Inc.,
              9.250% 02/01/13.............................................          831
      840   News America Holdings Inc.,
              6.550% 03/15/33.............................................          890
    3,650   News America Holdings Inc.,
              8.150% 10/17/36##...........................................        4,538
      464   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................          460
                                                                             ----------
                                                                                  9,755
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
$   4,184   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................   $    4,699
                                                                             ----------
            REAL ESTATE -- 0.4%
    3,136   EOP Operating LP,
              7.000% 07/15/11##...........................................        3,523
    3,822   EOP Operating LP,
              4.750% 03/15/14##...........................................        3,688
      567   ERP Operating LP,
              5.200% 04/01/13.............................................          577
                                                                             ----------
                                                                                  7,788
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.9%
    5,483   Camden Property Trust,
              5.375% 12/15/13##...........................................        5,531
    2,311   Health Care Property Investors, Inc.,
              6.450% 06/25/12##...........................................        2,509
    5,439   iStar Financial Inc., Series B,
              4.875% 01/15/09##...........................................        5,450
    5,283   Simon Property Group, LP
              3.750% 01/30/09##...........................................        5,196
                                                                             ----------
                                                                                 18,686
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.1%
    1,330   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................        1,607
    1,232   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        1,618
    3,803   BellSouth Corporation,
              5.000% 10/15/06##...........................................        3,947
    1,137   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        1,163
    7,197   SBC Communications Inc.,
              5.750% 05/02/06##...........................................        7,514
    1,009   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        1,089
    5,223   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................        6,326
    3,977   Sprint Capital Corporation,
              8.750% 03/15/32##...........................................        5,048
      238   Verizon Florida Inc., Series F,
              6.125% 01/15/13.............................................          254
      159   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................          190
    5,537   Verizon New England Inc.,
              6.500% 09/15/11##...........................................        6,108
    9,157   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11##...........................................        9,666
                                                                             ----------
                                                                                 44,530
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $683,867).............................................      711,904
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- 3.8%
            BROADCASTING AND CABLE -- 0.0%+
$     532   Rogers Cable Inc.,
              6.250% 06/15/13.............................................   $      521
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    2,287   Hanson Overseas BV,
              6.750% 09/15/05.............................................        2,372
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.0%+
      754   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................          756
                                                                             ----------
            COMMERCIAL BANKING -- 0.2%
    4,170(d) African Development Bank,
              14.000% 11/04/04............................................          647
    3,657   Scotland International Finance,
              4.250% 05/23/13(@)..........................................        3,506
                                                                             ----------
                                                                                  4,153
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.2%
    3,471   Tyco International Group SA,
              6.375% 10/15/11.............................................        3,839
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
    1,769   Transalta Corporation,
              5.750% 12/15/13.............................................        1,817
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.1%
   13,670(d) KFW International Finance, Inc.,
              14.000% 11/04/04............................................        2,121
                                                                             ----------
            FOOD PRODUCTS -- 0.1%
    2,435   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        2,545
                                                                             ----------
            INTEGRATED OIL -- 0.7%
    4,089   BP Capital Markets,
              2.750% 12/29/06##...........................................        4,075
    2,075   Pemex Project Funding Master Trust,
              7.375% 12/15/14##...........................................        2,262
    5,747   Pemex Project Funding Master Trust,
              8.625%** 02/01/22##.........................................        6,534
    1,087   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................        1,118
                                                                             ----------
                                                                                 13,989
                                                                             ----------
            METALS AND MINING -- 0.5%
    1,144   Alcan Inc.,
              6.450% 03/15/11.............................................        1,281
    1,448   Alcan Inc.,
              7.250% 03/15/31.............................................        1,723
    1,593   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        1,613
    2,183   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        2,274

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
$   1,145   Placer Dome Inc.,
              6.450% 10/15/35.............................................   $    1,205
    1,451   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................        1,394
                                                                             ----------
                                                                                  9,490
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.2%
    3,371   Thomson Corporation,
              5.250% 08/15/13.............................................        3,482
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    3,339   Canadian National Railway Company,
              6.900% 07/15/28##...........................................        3,776
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.4%
    1,726   British Telecommunications, plc,
              8.375% 12/15/10.............................................        2,081
      774   British Telecommunications, plc,
              8.875% 12/15/30.............................................        1,017
    7,508   Deutsche Telekom International Finance BV,
              5.250% 07/22/13##...........................................        7,683
    3,285   Deutsche Telekom International Finance BV,
              8.750% 06/15/30##...........................................        4,246
    3,522   France Telecom SA,
              9.250%** 03/01/31##.........................................        4,670
    3,735   Telefonos de Mexico, SA,
              4.500% 11/19/08##...........................................        3,746
    7,873   Telus Corporation,
              7.500% 06/01/07##...........................................        8,634
                                                                             ----------
                                                                                 32,077
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $78,741)..............................................       80,938
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 31.2%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.6%
    8,178   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17##...........................................        8,642
    8,781   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17##...........................................        9,084
       38   FNR, Series 1991-20, Class G,
              8.250% 03/25/06.............................................           39
      151   Freddie Mac, Series 2360, Class CH,
              6.500% 08/15/30.............................................          151
   10,044   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        1,159
   10,143   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................          818

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$  54,631   GMAC Commercial Mortgage Securities Inc., Series 1997-C1,
              Class X, Interest Only,
              1.637%** 07/15/29##.........................................   $    2,516
   80,779   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30##.........................................        2,709
    9,437   Residential Asset Mortgage Products, Inc., Series 2004-RS7,
              Class Al1,
              2.010% 08/25/22##...........................................        9,438
                                                                             ----------
                                                                                 34,556
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.3%
        1     9.000% 01/01/05.............................................            1
       66     8.000% 11/01/09-04/01/10....................................           71
      325     8.500% 11/01/26.............................................          357
   25,376     6.500% 11/01/32##...........................................       26,642
                                                                             ----------
                                                                                 27,071
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 23.4%
      893     8.000% 12/01/09.............................................          927
       15     13.000% 01/15/11-02/15/11...................................           17
      418     7.000% 10/01/11.............................................          444
      251     6.000% 09/01/16.............................................          263
      124     10.000% 09/01/18............................................          139
  196,376     5.000% 10/15/19(b)..........................................      199,444
   15,215     6.500% 05/01/32-05/01/33....................................       15,971
   39,000     5.500% 05/10/34(b)..........................................       39,512
  112,610     5.000% 07/12/34(b)..........................................      111,414
  117,000     6.500% 07/12/34(b)..........................................      122,704
       78     3.199%** 08/01/36...........................................           79
                                                                             ----------
                                                                                490,914
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 4.9%
       13     9.500% 06/15/09-09/15/09....................................           14
       47     8.000% 11/15/07-05/15/17....................................           50
      243     8.500% 12/15/05-02/15/25....................................          268
    3,509     7.500% 12/15/23-07/20/28....................................        3,788
    2,978     7.000% 01/15/30##...........................................        3,180
   94,559     5.500% 07/19/33(b)..........................................       96,155
                                                                             ----------
                                                                                103,455
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $658,954).............................................      655,996
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 3.0%
    2,353   Federal Republic of Brazil,
              2.125%** 04/15/12...........................................        2,180
    5,494   Hellenic Republic,
              6.950% 03/04/08##...........................................        6,140
      479   Korea Development Bank,
              7.250% 05/15/06.............................................          512

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$      66   Ontario (Province of),
              7.000% 08/04/05.............................................   $       69
    5,926   Quebec (Province of),
              7.500% 09/15/29##...........................................        7,678
    3,649   Region of Lombardy,
              5.804% 10/25/32##...........................................        3,849
    1,649   Republic of Chile,
              5.500% 01/15/13.............................................        1,718
    3,662   Republic of Italy,
              2.750% 12/15/06.............................................        3,659
    9,453   Republic of Italy,
              3.750% 12/14/07##...........................................        9,565
    5,780   Republic of Poland,
              5.250% 01/15/14##...........................................        5,977
    2,768   Republic of South Africa,
              6.500% 06/02/14.............................................        2,955
    6,750   United Mexican States,
              8.375% 01/14/11##...........................................        7,914
    3,056   United Mexican States,
              6.375% 01/16/13##...........................................        3,218
    6,591   United Mexican States,
              7.500% 04/08/33##...........................................        6,927
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $59,328)..............................................       62,361
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 29.1%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.6%
   10,000     2.375% 10/01/04##...........................................       10,000
    2,655     2.500% 03/15/06.............................................        2,651
                                                                             ----------
                                                                                 12,651
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 9.7%
    2,300     3.625% 11/14/08.............................................        2,310
    2,500     3.875% 06/14/13.............................................        2,395
  100,000     Discount note 10/12/04......................................       99,947
  100,000     Discount note 10/13/04......................................       99,942
                                                                             ----------
                                                                                204,594
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.8%
    5,000     2.125% 11/15/05##...........................................        4,984
    4,000     5.500% 07/15/06##...........................................        4,191
    4,000     2.875% 05/15/07##...........................................        3,985
    3,634     5.750% 03/15/09##...........................................        3,949
    5,250     6.000% 06/15/11##...........................................        5,810
    4,078     4.500% 01/15/13##...........................................        4,097
    7,510     4.875% 11/15/13##...........................................        7,693
    2,000     6.750% 03/15/31##...........................................        2,387
                                                                             ----------
                                                                                 37,096
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 17.0%
  100,000     Discount note 10/08/04......................................       99,965
  100,000     Discount note 10/12/04......................................       99,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$ 100,000     Discount note 10/14/04......................................   $   99,937
    5,249     5.250% 01/15/09##...........................................        5,591
    4,000     3.250% 02/15/09##...........................................        3,940
   40,000     4.375% 07/17/13##...........................................       38,772
    7,000     4.125% 04/15/14(a)..........................................        6,743
    2,567     7.250% 05/15/30.............................................        3,220
                                                                             ----------
                                                                                358,115
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $611,123).............................................      612,456
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 13.0%
            U.S. TREASURY BONDS -- 0.5%
    9,100     6.250% 08/15/23.............................................       10,626
                                                                             ----------
            U.S. TREASURY NOTES -- 10.7%
    9,000     1.625% 01/31/05(a)..........................................        8,994
    9,750     1.500% 02/28/05##...........................................        9,734
   26,000     1.625% 03/31/05##...........................................       25,953
   15,000     1.625% 04/30/05##...........................................       14,966
    5,000     1.875% 11/30/05.............................................        4,978
   15,000     1.875% 12/31/05(a)..........................................       14,923
   14,000     1.875% 01/31/06##...........................................       13,917
    5,000     1.625% 02/28/06(a)..........................................        4,949
   19,525     2.000% 05/15/06##...........................................       19,392
    4,000     3.125% 05/15/07.............................................        4,034
    2,000     2.750% 08/15/07(a)..........................................        1,995
   13,500     3.250% 08/15/07##...........................................       13,649
    3,000     3.000% 11/15/07(a)..........................................        3,009
   41,000     3.250% 01/15/09(a)..........................................       41,018
    9,000     3.000% 02/15/09(a)..........................................        8,910
    5,550     3.875% 05/15/09.............................................        5,685
    5,000     4.000% 06/15/09(a)..........................................        5,146
    6,800     3.625% 07/15/09(a)..........................................        6,882
    6,000     3.500% 08/15/09.............................................        6,036
    3,330     4.250% 08/15/13.............................................        3,380
    2,000     4.000% 02/15/14.............................................        1,985
      600     4.750% 05/15/14(a)..........................................          630
    3,800     4.250% 08/15/14(a)..........................................        3,840
                                                                             ----------
                                                                                224,005
                                                                             ----------
            U.S. TREASURY STRIPS -- 1.8%
   20,650   Interest only,
              4.319%*** 11/15/13##........................................       13,983
   50,000   Interest only,
              5.239%*** 05/15/23##........................................       19,083
    5,000   Principal only,
              2.737%*** 02/15/07..........................................        4,687
                                                                             ----------
                                                                                 37,753
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $270,877).............................................      272,384
                                                                             ----------
                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            WARRANTS -- 0.0%+
              (Cost $0)
    2,898   Solutia Inc.,
              Expire 07/15/09!!(c)........................................            0++
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.3%
      795   High Yield Portfolio(@)(@)##..................................        7,846
  145,471   Nations Cash Reserves, Capital Class Shares#..................      145,471
                                                                             ----------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $152,735).............................................      153,317
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,717,484*)................................     130.8%   2,750,992
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (30.8)%   (648,441)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,102,551
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 !!Non-income producing security.

 (@)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (@)(@)
   Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $88,176.

 ##All or a portion of security segregated as collateral for futures contracts and To Be Announced (TBA).

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $85,978 and $85,546, respectively.

 (b)
   TBA -- Securities purchased on a forward commitment basis.

 (c)
   Fair valued security.

 (d)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:
MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 5.4%
            ASSET-BACKED -- AUTO LOANS -- 4.5%
 $    477   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    485
      940   AmeriCredit Automobile Receivables Trust, Series 2004-BM,
              Class A3,
              2.070% 08/06/08.............................................        928
      623   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................        618
    1,126   BMW Vehicle Owner Trust, Series 2004-A, Class A4,
              3.320% 02/25/09.............................................      1,130
       41   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................         42
      338   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................        338
      200   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        205
      485   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        485
    2,503   Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
              3.540% 11/15/08.............................................      2,520
    1,403   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................      1,398
    1,391   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................      1,386
       41   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................         41
      563   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................        562
      800   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................        797
                                                                             --------
                                                                               10,935
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.7%
      226   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        222
    1,130   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................      1,126

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
 $    212   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................   $    222
                                                                             --------
                                                                                1,570
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
       18   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         18
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.2%
      420   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        426
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $12,962)..............................................     12,949
                                                                             --------
            CORPORATE BONDS AND NOTES -- 15.2%
            AEROSPACE AND DEFENSE -- 0.3%
      108   Boeing Company,
              5.125% 02/15/13.............................................        112
       19   General Dynamics Corporation,
              4.500% 08/15/10.............................................         19
       91   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        107
      204   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        234
      125   Raytheon Company,
              5.375% 04/01/13.............................................        130
                                                                             --------
                                                                                  602
                                                                             --------
            AUTOMOTIVE -- 0.7%
      443   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        447
      485   Ford Motor Company,
              7.450% 07/16/31.............................................        475
      256   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        269
      166   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        174
      304   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        315
                                                                             --------
                                                                                1,680
                                                                             --------
            BEVERAGES -- 0.2%
      176   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        186
      349   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................        354
                                                                             --------
                                                                                  540
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
      110   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................        116
       18   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................         19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
 $     94   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................   $    106
      385   Liberty Media Corporation,
              3.500% 09/25/06.............................................        383
      135   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        184
      129   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        135
      181   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................        201
       11   Time Warner Inc.,
              8.110% 08/15/06.............................................         12
       45   Time Warner Inc.,
              9.125% 01/15/13.............................................         56
      366   Time Warner Inc.,
              7.625% 04/15/31.............................................        421
      110   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        116
                                                                             --------
                                                                                1,749
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
       92   The Dow Chemical Company,
              6.125% 02/01/11.............................................        100
       68   The Dow Chemical Company,
              7.375% 11/01/29.............................................         79
                                                                             --------
                                                                                  179
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.3%
      115   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        116
       69   Eastman Chemical Company,
              3.250% 06/15/08.............................................         67
      145   Eastman Chemical Company,
              6.300% 11/15/18.............................................        155
       30   Monsanto Company,
              4.000% 05/15/08.............................................         30
      283   Praxair, Inc.,
              6.900% 11/01/06.............................................        306
      101   Praxair, Inc.,
              4.750% 07/15/07.............................................        105
       32   Praxair, Inc.,
              6.500% 03/01/08.............................................         35
                                                                             --------
                                                                                  814
                                                                             --------
            COMMERCIAL BANKING -- 2.7%
      223   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        224
      623   Bank One Corporation,
              6.000% 08/01/08.............................................        673
      151   Capital One Bank,
              5.000% 06/15/09.............................................        156
      151   Citigroup Inc.,
              6.000% 02/21/12.............................................        166
      655   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................        656

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $    106   City National Corporation,
              5.125% 02/15/13.............................................   $    107
      382   First Union National Bank,
              5.800% 12/01/08.............................................        411
      223   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        225
      345   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        381
      122   Key Bank N.A.,
              7.000% 02/01/11.............................................        137
       70   Mellon Funding Corporation,
              4.875% 06/15/07.............................................         73
       40   Mellon Funding Corporation,
              6.700% 03/01/08.............................................         45
      418   National City Bank,
              4.625% 05/01/13.............................................        412
      156   PNC Funding Corporation,
              5.750% 08/01/06.............................................        163
      125   Popular North America Inc.,
              4.250% 04/01/08.............................................        127
      114   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        120
       70   Regions Financial Corporation,
              7.750% 09/15/24.............................................         86
       86   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         86
      125   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        127
      187   U.S. Bancorp, MTN, Series N,
              5.100% 07/15/07.............................................        196
      418   Union Planters Corporation,
              4.375% 12/01/10.............................................        420
      181   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        181
      358   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        400
      116   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        116
      210   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        221
      402   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        384
                                                                             --------
                                                                                6,293
                                                                             --------
            COMMERCIAL SERVICES -- 0.1%
      139   Waste Management, Inc.,
              7.375% 08/01/10.............................................        160
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      105   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................        103
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
 $    383   Hewlett-Packard Company,
              5.750% 12/15/06.............................................   $    404
      188   International Business Machines Corporation,
              4.875% 10/01/06.............................................        195
      167   International Business Machines Corporation,
              5.875% 11/29/32.............................................        173
                                                                             --------
                                                                                  772
                                                                             --------
            CONGLOMERATES -- 0.1%
      129   General Electric Company,
              5.000% 02/01/13.............................................        133
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.5%
      325   American Express Company,
              5.500% 09/12/06.............................................        340
      102   American Express Company,
              3.750% 11/20/07.............................................        103
      162   American Express Company,
              4.750% 06/17/09.............................................        168
      118   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................        114
      541   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        565
                                                                             --------
                                                                                1,290
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
      145   Target Corporation,
              5.400% 10/01/08.............................................        154
       40   Target Corporation,
              5.375% 06/15/09.............................................         43
      135   Target Corporation,
              5.875% 03/01/12.............................................        147
      166   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        173
      142   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        143
                                                                             --------
                                                                                  660
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      114   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        114
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
       95   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         94
      210   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        218
      195   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        204

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR --(CONTINUED)
 $     55   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................   $     55
       29   New York State Electric & Gas,
              5.750% 05/01/23.............................................         29
       38   Ohio Edison Company,
              4.000% 05/01/08.............................................         38
       63   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................         62
       89   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................         91
      106   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        107
        9   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................          9
      374   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        396
       72   PSEG Power LLC,
              5.500% 12/01/15.............................................         72
      101   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        102
      373   TXU Energy Company,
              7.000% 03/15/13.............................................        421
                                                                             --------
                                                                                1,898
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
      260   American Electric Power Company, Inc.,
              5.250% 06/01/15.............................................        261
      189   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        223
       68   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................         77
       23   Energy East Corporation,
              6.750% 06/15/12.............................................         26
      147   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        160
       92   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................        103
      305   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        301
      102   Southern California Edison Company,
              5.000% 01/15/14.............................................        104
       68   Southern California Edison Company,
              6.000% 01/15/34.............................................         71
      190   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        201
       58   Southern Power Company, Series B,
              6.250% 07/15/12.............................................         63
       90   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         94
                                                                             --------
                                                                                1,684
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 0.2%
 $     63   Devon Energy Corporation,
              7.950% 04/15/32.............................................   $     78
      340   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        400
                                                                             --------
                                                                                  478
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.3%
      228   Associates Corporation of North America,
              6.950% 11/01/18.............................................        266
      155   CIT Group Inc.,
              7.375% 04/02/07.............................................        170
       49   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................         53
      589   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        678
      211   Household Finance Corporation,
              7.200% 07/15/06.............................................        226
      193   Household Finance Corporation,
              5.875% 02/01/09.............................................        208
       95   Household Finance Corporation,
              6.375% 11/27/12.............................................        105
       90   Household Finance Corporation,
              7.350% 11/27/32.............................................        107
       89   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         92
      438   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        429
      136   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        135
      140   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        150
      122   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        158
                                                                             --------
                                                                                2,777
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
      335   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        374
       33   The Kroger Company,
              6.800% 04/01/11.............................................         37
       40   The Kroger Company,
              6.750% 04/15/12.............................................         45
                                                                             --------
                                                                                  456
                                                                             --------
            HEALTH SERVICES -- 0.2%
      330   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        348
       42   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         46
                                                                             --------
                                                                                  394
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HEAVY MACHINERY -- 0.4%
 $    239   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................   $    250
      289   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        297
      186   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        184
      244   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................        245
                                                                             --------
                                                                                  976
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.0%+
       63   Procter & Gamble Company,
              4.750% 06/15/07.............................................         66
                                                                             --------
            INSURANCE -- 0.6%
       73   Hartford Life, Inc.,
              7.375% 03/01/31.............................................         88
       59   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         59
      127   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        123
       99   MetLife, Inc.,
              5.375% 12/15/12.............................................        103
      101   MetLife, Inc.,
              6.500% 12/15/32.............................................        109
       44   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         47
      244   Principal Life Global,
              6.250% 02/15/12(@)..........................................        269
       81   Progressive Corporation,
              6.250% 12/01/32.............................................         85
      388   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................        431
       78   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         77
       68   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................         67
       72   Unitrin Inc.,
              4.875% 11/01/10.............................................         71
                                                                             --------
                                                                                1,529
                                                                             --------
            INTEGRATED OIL -- 0.3%
      209   Conoco Funding Company,
              5.450% 10/15/06.............................................        219
      259   Conoco Funding Company,
              6.350% 10/15/11.............................................        289
      246   USX Corporation,
              6.650% 02/01/06.............................................        258
                                                                             --------
                                                                                  766
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 1.5%
 $    115   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................   $    121
      388   Bear Stearns Companies Inc.,
              4.500% 10/28/10.............................................        391
      138   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................        151
       42   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................         44
      201   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        219
       86   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         88
      568   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................        600
      323   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        328
      248   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        274
       77   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         91
      245   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        265
      154   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        154
      701   Morgan Stanley,
              5.300% 03/01/13.............................................        719
                                                                             --------
                                                                                3,445
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
      113   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................        117
                                                                             --------
            METALS AND MINING -- 0.1%
      181   Alcoa Inc.,
              7.375% 08/01/10.............................................        211
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      223   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        229
       96   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................         99
                                                                             --------
                                                                                  328
                                                                             --------
            NATURAL GAS PIPELINES -- 0.4%
      201   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................        209
      276   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        278
      169   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        172
      244   Teppco Partners, LP,
              7.625% 02/15/12.............................................        283
                                                                             --------
                                                                                  942
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            OIL REFINING AND MARKETING -- 0.1%
 $    164   Valero Energy Corporation,
              6.875% 04/15/12.............................................   $    185
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.3%
      132   Champion International Corporation,
              7.350% 11/01/25.............................................        148
      132   International Paper Company,
              4.250% 01/15/09.............................................        132
      118   International Paper Company,
              5.850%** 10/30/12...........................................        125
      100   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        111
      174   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        209
                                                                             --------
                                                                                  725
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
       80   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         92
       49   News America Holdings Inc.,
              9.250% 02/01/13.............................................         63
       64   News America Holdings Inc.,
              6.550% 03/15/33.............................................         68
      204   News America Holdings Inc.,
              8.150% 10/17/36.............................................        253
       30   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................         30
                                                                             --------
                                                                                  506
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
      212   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        238
                                                                             --------
            REAL ESTATE -- 0.2%
      180   EOP Operating LP,
              7.000% 07/15/11.............................................        202
      268   EOP Operating LP,
              4.750% 03/15/14.............................................        259
       27   ERP Operating LP,
              5.200% 04/01/13.............................................         27
                                                                             --------
                                                                                  488
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS
              (REITS) -- 0.2%
      326   Camden Property Trust,
              5.375% 12/15/13.............................................        329
      120   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        130
                                                                             --------
                                                                                  459
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.0%
       69   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         83
       80   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        105
      223   BellSouth Corporation,
              5.000% 10/15/06.............................................        231

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $     76   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................   $     78
      430   SBC Communications Inc.,
              5.750% 05/02/06.............................................        449
       51   Sprint Capital Corporation,
              6.125% 11/15/08.............................................         55
      268   Sprint Capital Corporation,
              8.375% 03/15/12.............................................        325
      237   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        301
       55   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         66
      478   Verizon New England Inc.,
              6.500% 09/15/11.............................................        528
      241   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        254
                                                                             --------
                                                                                2,475
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $35,327)..............................................     36,232
                                                                             --------
            FOREIGN BONDS AND NOTES -- 2.6%
            BROADCASTING AND CABLE -- 0.0%+
       30   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         29
                                                                             --------
            BUILDING MATERIALS -- 0.1%
      137   Hanson Overseas BV,
              6.750% 09/15/05.............................................        142
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
       15   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         15
                                                                             --------
            COMMERCIAL BANKING -- 0.7%
   10,150(d) African Development Bank,
              14.000% 11/04/04............................................      1,575
      203   Scotland International Finance,
              4.250% 05/23/13(@)..........................................        195
                                                                             --------
                                                                                1,770
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
      225   Tyco International Group SA,
              6.375% 10/15/11.............................................        249
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.0%+
      104   Transalta Corporation,
              5.750% 12/15/13.............................................        107
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.1%
      845(d) KFW International Finance Inc.,
              14.000% 11/04/04............................................        131
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD PRODUCTS -- 0.0%+
 $     66   Unilever Capital Corporation,
              6.875% 11/01/05.............................................   $     69
                                                                             --------
            INTEGRATED OIL -- 0.4%
      243   BP Capital Markets,
              2.750% 12/29/06.............................................        242
      123   Pemex Project Funding Master Trust,
              7.375% 12/15/14.............................................        134
      359   Pemex Project Funding Master Trust,
              8.625%** 02/01/22...........................................        408
       64   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................         66
                                                                             --------
                                                                                  850
                                                                             --------
            METALS AND MINING -- 0.2%
       87   Alcan Inc.,
              6.450% 03/15/11.............................................         97
       82   Alcan Inc.,
              7.250% 03/15/31.............................................         98
       84   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         85
      132   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        137
       68   Placer Dome Inc.,
              6.450% 10/15/35.............................................         72
       87   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................         84
                                                                             --------
                                                                                  573
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
      204   Thomson Corporation,
              5.250% 08/15/13.............................................        211
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
      192   Canadian National Railway Company,
              6.900% 07/15/28.............................................        217
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.8%
       91   British Telecommunications, plc,
              8.375% 12/15/10.............................................        110
       43   British Telecommunications, plc,
              8.875% 12/15/30.............................................         56
      397   Deutsche Telekom International Finance BV,
              5.250% 07/22/13.............................................        406
      249   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        322
      190   France Telecom SA,
              9.250%** 03/01/31...........................................        252

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $    200   Telefonos de Mexico, SA,
              4.500% 11/19/08.............................................   $    201
      486   Telus Corporation,
              7.500% 06/01/07.............................................        533
                                                                             --------
                                                                                1,880
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $6,163)...............................................      6,243
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 18.2%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
      521   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        551
      558   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        577
      613   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................         71
      599   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         48
    2,458   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................         82
                                                                             --------
                                                                                1,329
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 15.1%
   10,070     5.000% 10/15/19(c)..........................................     10,227
    4,117     5.000% 10/15/19(c)..........................................      4,181
      398     6.500% 12/01/31-05/01/33....................................        419
    2,529     5.500% 05/10/34(c)..........................................      2,562
    7,180     5.000% 07/12/34(c)..........................................      7,104
   10,982     6.500% 07/12/34(c)..........................................     11,516
                                                                             --------
                                                                               36,009
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.5%
    1,325     5.500% 07/19/33(c)..........................................      1,347
    4,483     5.500% 07/19/33(c)..........................................      4,559
                                                                             --------
                                                                                5,906
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $43,330)..............................................     43,244
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 12.1%
    6,847   Federal Republic of Brazil,
              2.125%** 04/15/12...........................................      6,341
    1,250   Federal Republic of Brazil,
              12.750% 01/15/20............................................      1,584
      314   Hellenic Republic,
              6.950% 03/04/08.............................................        351
      400   Malaysia,
              7.500% 07/15/11.............................................        469
      342   Quebec (Province of),
              7.500% 09/15/29.............................................        443

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $    216   Region of Lombardy,
              5.804% 10/25/32.............................................   $    228
    1,749   Republic of Argentina, Series 2031,
              .000%** 06/19/31(b).........................................        513
      300   Republic of Bulgaria,
              8.250% 01/15/15(@)..........................................        370
       46   Republic of Chile,
              5.500% 01/15/13.............................................         48
      792   Republic of Colombia,
              9.750% 04/09/11.............................................        895
      300   Republic of Colombia,
              10.750% 01/15/13............................................        344
      300   Republic of Columbia,
              11.750% 02/25/20............................................        367
      100   Republic of Ecuador,
              12.000% 11/15/12(@).........................................         99
      550   Republic of Ecuador,
              (7.000%) due 08/15/30
              8.000% beginning 08/15/04(@)................................        446
      218   Republic of Italy,
              2.750% 12/15/06.............................................        218
      602   Republic of Italy,
              3.750% 12/14/07.............................................        609
      200   Republic of Panama,
              9.375% 07/23/12.............................................        227
      704   Republic of Peru,
              5.000%** 03/07/17...........................................        648
    1,200   Republic of Philippines,
              8.875% 04/15/08.............................................      1,317
      200   Republic of Philippines,
              10.625% 03/16/25............................................        214
      342   Republic of Poland,
              5.250% 01/15/14.............................................        354
      500   Republic of South Africa,
              7.375% 04/25/12.............................................        564
      176   Republic of South Africa,
              6.500% 06/02/14.............................................        188
      500   Republic of Turkey,
              12.375% 06/15/09............................................        623
      750   Republic of Turkey,
              11.500% 01/23/12............................................        934
      667   Republic of Venezuela,
              2.750%** 12/18/07...........................................        663
      250   Republic of Venezuela,
              9.250% 09/15/27.............................................        246
    4,800   Russian Federation,
              (5.000%) due 03/31/30
              7.500% beginning 03/31/07(@)................................      4,616
      400   United Mexican States,
              8.375% 01/14/11.............................................        469
      181   United Mexican States,
              6.375% 01/16/13.............................................        191
    2,050   United Mexican States,
              11.500% 05/15/26##..........................................      3,085

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $    391   United Mexican States,
              7.500% 04/08/33.............................................   $    411
      550   United Mexican States, Series A,
              9.875% 02/01/10.............................................        678
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $25,918)..............................................     28,753
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.6%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.1%
      280     2.500% 03/15/06.............................................        280
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.3%
      300     2.000% 02/13/06.............................................        298
      300     3.625% 11/14/08.............................................        301
                                                                             --------
                                                                                  599
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.7%
      750     4.250% 06/15/05.............................................        761
    1,000     1.875% 02/15/06.............................................        991
      680     5.125% 10/15/08.............................................        721
      550     5.750% 03/15/09.............................................        598
      546     4.875% 03/15/07-11/15/13....................................        565
      406     6.750% 03/15/31.............................................        485
                                                                             --------
                                                                                4,121
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.5%
      394     2.625% 11/15/06.............................................        392
      490     4.375% 09/15/12(a)..........................................        489
    2,728     4.375% 03/15/13-07/17/13....................................      2,653
                                                                             --------
                                                                                3,534
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $8,431)...............................................      8,534
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 9.3%
            U.S. TREASURY BONDS -- 0.9%
 $  1,810     6.250% 08/15/23.............................................   $  2,113
       50     6.875% 08/15/25.............................................         63
                                                                             --------
                                                                                2,176
                                                                             --------
            U.S. TREASURY NOTES -- 4.5%
      300     2.500% 05/31/06.............................................        300
    2,000     2.750% 06/30/06.............................................      2,009
      250     2.375% 08/15/06.............................................        249
      500     2.625% 03/15/09.............................................        487
    1,800     3.125% 04/15/09.............................................      1,789
      900     3.875% 05/15/09.............................................        922
      450     4.000% 06/15/09.............................................        463
      190     3.625% 07/15/09(a)..........................................        192
      900     3.500% 08/15/09.............................................        905
    1,290     4.250% 08/15/13.............................................      1,309
       96     4.000% 02/15/14.............................................         95
      715     4.750% 05/15/14(a)..........................................        751
    1,070     4.250% 08/15/14(a)..........................................      1,081
                                                                             --------
                                                                               10,552
                                                                             --------
            U.S. TREASURY STRIPS -- 3.9%
    2,250   Interest only,
              4.319%*** 11/15/13..........................................      1,524
    4,550   Interest only,
              5.239%*** 05/15/23..........................................      1,737
    7,000   Principal only,
              3.263%*** 11/15/08##........................................      6,123
                                                                             --------
                                                                                9,384
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $21,643)..............................................     22,112
                                                                             --------
            SHORT TERM INVESTMENTS -- 0.0%+
            U.S. TREASURY BILLS -- 0.0%+
              (Cost $50)
       50     1.883%*** 02/10/05..........................................         50
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 51.7%
    7,199   High Yield Portfolio(@)(@)##..................................   $ 71,073
   51,829   Nations Cash Reserves, Capital Class Shares#..................     51,829
                                                                             --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $122,467).............................................    122,902
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $276,291*)..................................     118.1%   281,019
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (18.1)%  (43,065)
                                                                             --------
            NET ASSETS..........................................     100.0%  $237,954
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 (@)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (@)(@)
   Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $2,706.

 ##All or a portion of security segregated as collateral for futures contracts and To Be Announced (TBA).

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $2,570 and $2,615, respectively.

 (c)
   TBA -- Securities purchased on a forward commitment basis.

 (d)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations High Yield Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, High Yield Bond
              Master Portfolio*...........................................   $1,079,045
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.1%   1,079,045
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.1)%     (1,229)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,077,816
                                                                             ==========

---------------

 *The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES        SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                      SHORT-
                                                                SHORT-TERM         INTERMEDIATE
                                                                  INCOME            GOVERNMENT
                                                              -----------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................  $    1,149,375      $      365,483
Affiliated investments, at cost.............................          64,343              38,269
                                                              --------------      --------------
Non-affiliated investments, at value........................       1,145,171             367,359
Affiliated investments, at value............................          64,343              38,269
Cash........................................................             958                  --
Unrealized appreciation on forward foreign exchange
  contracts.................................................              --                  --
Receivable for investment securities sold...................           6,957                  --
Receivable for Fund shares sold.............................             485                 168
Dividends receivable........................................              26                   6
Interest receivable.........................................          12,094               2,462
Receivable for variation margin.............................              23                  38
                                                              --------------      --------------
    Total assets............................................       1,230,057             408,302
                                                              --------------      --------------
LIABILITIES:
Collateral on securities loaned.............................         (42,189)            (30,745)
Shareholder servicing and distribution fees payable.........             (45)                (30)
Investment advisory fee payable.............................            (194)                (93)
Administration fee payable..................................            (214)                (68)
Variation margin/due to broker..............................              --                 (29)
Unrealized depreciation on forward foreign exchange
  contracts.................................................              --                  --
Payable for investment securities purchased.................          (6,549)                 --
Income distribution payable.................................          (1,568)               (697)
Payable for Fund shares redeemed............................          (1,535)               (400)
Accrued Trustees' fees and expenses.........................             (66)                (85)
Accrued expenses and other liabilities......................            (272)               (123)
                                                              --------------      --------------
    Total liabilities.......................................         (52,632)            (32,270)
                                                              --------------      --------------
NET ASSETS..................................................  $    1,177,425      $      376,032
                                                              ==============      ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess
  of net investment income).................................  $        1,148      $          (13)
Accumulated net realized gain/(loss) on investments sold,
  future contracts, swaps, options and currency contracts...          (2,264)             (1,058)
Net unrealized appreciation/(depreciation) on:
  Investments...............................................          (4,204)              1,876
  Future contracts..........................................              (6)                 29
  Currency contracts........................................              --                  --
Paid-in capital.............................................       1,182,751             375,198
                                                              --------------      --------------
NET ASSETS..................................................  $    1,177,425      $      376,032
                                                              ==============      ==============
PRIMARY A SHARES:
Net assets..................................................  $1,037,439,545      $  313,288,970
Number of shares outstanding................................     104,552,618          74,542,983
Net asset value and redemption price per share..............  $         9.92      $         4.20
INVESTOR A SHARES:
Net assets..................................................  $  114,486,391      $   34,943,839
Number of shares outstanding................................      11,520,581           8,320,642
Net asset value and redemption price per share..............  $         9.94      $         4.20
Maximum sales charge........................................           1.00%               3.25%
Maximum offering price per share............................  $        10.04      $         4.34
INVESTOR B SHARES:
Net assets..................................................  $    1,567,494      $   22,631,668
Number of shares outstanding................................         157,865           5,384,541
Net asset value and redemption price per share+.............  $         9.93      $         4.20
INVESTOR C SHARES:
Net assets..................................................  $   23,931,899      $    5,167,242
Number of shares outstanding................................       2,409,650           1,231,421
Net asset value and redemption price per share+.............  $         9.93      $         4.20

---------------

 +The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED) SEPTEMBER 30, 2004(UNAUDITED)



      GOVERNMENT       INTERMEDIATE                          STRATEGIC        HIGH YIELD
      SECURITIES           BOND              BOND             INCOME             BOND
-------------------------------------------------------------------------------------------


    $      168,498    $      660,536    $    2,564,749    $      153,824    $    1,017,446
            39,885                --           152,735           122,467                --
    --------------    --------------    --------------    --------------    --------------
           170,532           670,541         2,597,675           158,117         1,079,045
            39,885                --           153,317           122,902                --
                --                --               867               120                --

                --                --                --                12                --
                18                --                --                --                --
                86               377             1,439               202             1,443
                 5                --               614               575                --
             1,109                --            17,411             1,548                --
                --                --                29                 1                --
    --------------    --------------    --------------    --------------    --------------
           211,635           670,918         2,771,352           283,477         1,080,488
    --------------    --------------    --------------    --------------    --------------

           (36,582)               --           (88,176)           (2,706)               --
               (41)              (17)              (18)              (34)             (190)
               (57)               --              (577)              (78)               --
               (24)              (94)             (383)              (43)             (158)
               (56)               --              (160)               (4)               --

                --                --              (228)              (30)               --
                --                --          (569,580)          (41,522)               --
              (249)               --            (4,507)             (721)               --
              (244)             (768)           (3,367)             (141)           (2,101)
               (80)              (46)             (103)              (67)              (31)
               (91)             (142)           (1,702)             (177)             (192)
    --------------    --------------    --------------    --------------    --------------
           (37,424)           (1,067)         (668,801)          (45,523)           (2,672)
    --------------    --------------    --------------    --------------    --------------
    $      174,211    $      669,851    $    2,102,551    $      237,954    $    1,077,816
    ==============    ==============    ==============    ==============    ==============

    $         (407)   $            3    $       11,509    $          728    $           92

            (1,443)           (2,251)            3,033           (14,089)           25,359

             2,034            10,005            33,508             4,728            61,599

               314                --               869                43                --
                --                --              (219)              (19)               --
           173,713           662,094         2,053,851           246,563           990,766
    --------------    --------------    --------------    --------------    --------------
    $      174,211    $      669,851    $    2,102,551    $      237,954    $    1,077,816
    ==============    ==============    ==============    ==============    ==============

    $   92,186,738    $  631,881,900    $2,056,061,191    $  173,677,523    $  724,986,824
         8,706,814        65,279,576       205,390,009        17,010,176        75,976,608
    $        10.59    $         9.68    $        10.01    $        10.21    $         9.54

    $   42,822,212    $   24,037,966    $   33,671,552    $   29,939,273    $  162,288,446
         4,050,109         2,475,263         3,366,081         2,935,239        17,126,246
    $        10.57    $         9.71    $        10.00    $        10.20    $         9.48
             4.75%             3.25%             3.25%             4.75%             4.75%
    $        11.10    $        10.04    $        10.34    $        10.71    $         9.95

    $   37,973,076    $   10,072,028    $   11,230,881    $   31,331,521    $  136,160,438
         3,586,355         1,042,323         1,122,296         3,069,812        14,393,923
    $        10.59    $         9.66    $        10.01    $        10.21    $         9.46

    $    1,229,356    $    3,859,560    $    1,587,389    $    3,005,495    $   54,380,508
           116,446           357,223           158,696           294,649         5,770,867
    $        10.56    $        10.80    $        10.00    $        10.20    $         9.42

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                                                     SHORT-
                                                                SHORT-TERM        INTERMEDIATE
                                                                  INCOME           GOVERNMENT
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       16,189     $        6,078
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $0, respectively)..........................              --                 --
Dividend income from affiliated funds.......................             175                 33
Securities lending..........................................              21                 23
Allocated from portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $1, respectively)+.........................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income.................................          16,385              6,134
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,807                581
Administration fee..........................................           1,326                426
Transfer agent fees.........................................             174                 66
Custodian fees..............................................              45                 18
Legal and audit fees........................................              45                 43
Registration and filing fees................................              27                 24
Trustees' fees and expenses.................................              12                 12
Printing expense............................................              27                 15
Other.......................................................              27                  9
Non-recurring costs (see Note 13)...........................             223                 72
Costs assumed by Bank of America Corporation (see Note
  13).......................................................            (223)               (72)
                                                              --------------     --------------
    Subtotal................................................           3,490              1,194
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             148                 45
  Investor B Shares.........................................               8                121
  Investor C Shares.........................................             138                 29
                                                              --------------     --------------
    Total expenses..........................................           3,784              1,389
Fees waived by investment advisor, administrator and/or
  distributor (see Note 3)..................................            (602)                --
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................              (9)                --*
                                                              --------------     --------------
    Net expenses............................................           3,173              1,389
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          13,212              4,745
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           4,445               (620)
  Swap contracts............................................          (5,802)                94
  Written options...........................................              --                (43)
  Futures contracts.........................................             213                 65
  Foreign currency and net other assets.....................            (920)                --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          (2,064)              (504)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................         (13,141)            (6,448)
  Swap contracts............................................             250                835
  Written options...........................................              --                 --
  Futures contracts.........................................            (206)              (180)
  Foreign currency and net other assets.....................             421               (661)
  Securities allocated from Portfolio+......................              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (12,676)            (6,454)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (14,740)            (6,958)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       (1,528)    $       (2,213)
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)





         GOVERNMENT            INTERMEDIATE                                   STRATEGIC              HIGH YIELD
         SECURITIES                BOND                   BOND                  INCOME                  BOND
--------------------------------------------------------------------------------------------------------------------


       $        3,201         $           --         $       34,623         $        2,932         $           --

                   --                     --                  2,553                  3,085                     --
                   22                     --                  2,836                    266                     --
                   14                     --                     36                      4                     --

                   --                 12,441                     --                     --                 43,207

                   --                     --                     --                     --                    142
                   --                     86                     --                     --                    403
                   --                     27                     --                     --                    155
                   --                 (1,604)                    --                     --                 (3,297)
       --------------         --------------         --------------         --------------         --------------
                3,237                 10,950                 40,048                  6,287                 40,610
       --------------         --------------         --------------         --------------         --------------

                  456                     --                  4,306                    586                     --
                  201                    580                  2,376                    258                    961
                   32                    112                    339                     35                    180
                   13                     --                     82                     13                     --
                   43                     38                     49                     44                     39
                   22                     21                     24                     22                     36
                   12                      5                     12                     12                      5
                   15                     12                     34                     23                     27
                   12                      5                     66                     13                      7
                   34                     --                    400                     --                     --

                  (34)                    --                   (400)                    --                     --
       --------------         --------------         --------------         --------------         --------------
                  806                    773                  7,288                  1,006                  1,255

                   56                     32                     43                     38                    203
                  196                     53                     60                    160                    684
                    7                     22                      8                     16                    277
       --------------         --------------         --------------         --------------         --------------
                1,065                    880                  7,399                  1,220                  2,419

                 (137)                  (171)                  (817)                  (117)                    --

                   --*                    --                     (6)                    --*                    --
       --------------         --------------         --------------         --------------         --------------
                  928                    709                  6,576                  1,103                  2,419
       --------------         --------------         --------------         --------------         --------------
                2,309                 10,241                 33,472                  5,184                 38,191
       --------------         --------------         --------------         --------------         --------------


                 (597)                    --                 31,827                  2,481                     --
                   76                     --                (19,390)                (2,216)                    --
                  (21)                    --                   (240)                   (15)                    --
                   98                     --                    437                      7                     --
                   --                     --                 (2,217)                  (613)                    --

                   --                 (1,646)                    --                     --                 27,701
                   --                     56                     --                     --                     93
       --------------         --------------         --------------         --------------         --------------
                 (444)                (1,590)                10,417                   (356)                27,794
       --------------         --------------         --------------         --------------         --------------

               (3,330)                    --                (32,111)                (1,338)                    --
                  409                     --                  6,031                     73                     --
                   --                     --                     --                     --                     --
                  132                     --                   (932)                   (24)                    --
                 (336)                    --                 (2,494)                   372                     --
                   --                (10,749)                    --                     --                (32,775)
       --------------         --------------         --------------         --------------         --------------

               (3,125)               (10,749)               (29,506)                  (917)               (32,775)
       --------------         --------------         --------------         --------------         --------------
               (3,569)               (12,339)               (19,089)                (1,273)                (4,981)
       --------------         --------------         --------------         --------------         --------------

       $       (1,260)        $       (2,098)        $       14,383         $        3,911         $       33,210
       ==============         ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SHORT-TERM INCOME
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       13,212     $       23,506
Net realized gain/(loss) on investments.....................          (2,064)             4,336
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (12,676)            (1,216)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (1,528)            26,626
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (12,025)           (20,742)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................          (1,195)            (2,668)
  Investor B Shares.........................................             (10)               (24)
  Investor C Shares.........................................            (178)              (561)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (1,918)            (3,843)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (215)              (643)
  Investor B Shares.........................................              (3)               (10)
  Investor C Shares.........................................             (54)              (250)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (60,824)           278,953
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (77,950)           276,838
NET ASSETS:
Beginning of period.........................................       1,255,375            978,537
                                                              --------------     --------------
End of period...............................................  $    1,177,425     $    1,255,375
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $        1,148     $        1,344
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

             SHORT-INTERMEDIATE GOVERNMENT                                 GOVERNMENT SECURITIES
    -----------------------------------------------   ---------------------------------------------------------------
      SIX MONTHS                                                SIX MONTHS
        ENDED                                                     ENDED
       9/30/04                 YEAR ENDED                        9/30/04                         YEAR ENDED
     (UNAUDITED)                3/31/04                        (UNAUDITED)                        3/31/04
---------------------------------------------------------------------------------------------------------------------

    $        4,745           $       10,357                   $        2,309                   $        5,482
              (504)                   4,469                             (444)                           1,516

            (6,454)                  (3,399)                          (3,125)                          (1,039)
    --------------           --------------                   --------------                   --------------

            (2,213)                  11,427                           (1,260)                           5,959

            (4,169)                  (9,343)                          (1,403)                          (3,495)
                --                       (1)                              --                               --
              (428)                    (997)                            (592)                          (1,477)
              (194)                    (495)                            (372)                          (1,013)
               (47)                    (150)                             (14)                             (45)


            (1,477)                  (7,311)                              --                               --
                --                       (2)                              --                               --
              (166)                    (854)                              --                               --
              (111)                    (664)                              --                               --
               (28)                    (220)                              --                               --

           (31,957)                 (86,028)                         (23,003)                         (55,916)
    --------------           --------------                   --------------                   --------------
           (40,790)                 (94,638)                         (26,644)                         (55,987)

           416,822                  511,460                          200,855                          256,842
    --------------           --------------                   --------------                   --------------
    $      376,032           $      416,822                   $      174,211                   $      200,855
    ==============           ==============                   ==============                   ==============

    $          (13)          $           80                   $         (407)                  $         (335)
    ==============           ==============                   ==============                   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      INTERMEDIATE BOND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       10,241     $       20,882
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................          (1,590)            15,588
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................         (10,749)            (5,461)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (2,098)            31,009
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,809)           (20,528)
  Investor A Shares.........................................            (350)              (854)
  Investor B Shares.........................................            (108)              (268)
  Investor C Shares.........................................             (39)              (108)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (6,029)            (8,162)
  Investor A Shares.........................................            (244)              (374)
  Investor B Shares.........................................            (103)              (158)
  Investor C Shares.........................................             (37)               (66)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (36,903)           (22,073)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (55,720)           (21,582)
NET ASSETS:
Beginning of period.........................................         725,571            747,153
                                                              --------------     --------------
End of period...............................................  $      669,851     $      725,571
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $            3     $           68
                                                              ==============     ==============

---------------

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                 BOND                        STRATEGIC INCOME                   HIGH YIELD BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/04         YEAR ENDED        9/30/04         YEAR ENDED        9/30/04         YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       33,472   $       87,084   $        5,184   $        9,669   $       38,191   $       79,407
            10,417           36,442             (356)           2,582               --               --

                --               --               --               --           27,794           42,845

           (29,506)          20,000             (917)           8,193               --               --

                --               --               --               --          (32,775)         101,158
    --------------   --------------   --------------   --------------   --------------   --------------

            14,383          143,526            3,911           20,444           33,210          223,410

           (33,856)         (84,977)          (3,924)          (7,952)         (26,302)         (55,841)
              (514)          (1,386)            (678)          (1,619)          (5,783)         (12,118)
              (132)            (420)            (588)          (1,506)          (4,402)          (9,050)
               (19)             (65)             (61)            (149)          (1,778)          (3,894)


           (19,136)         (15,339)              --               --          (20,392)          (7,019)
              (304)            (268)              --               --           (3,852)          (1,557)
              (109)            (113)              --               --           (4,043)          (1,281)
               (15)             (18)              --               --           (1,624)            (543)

          (171,721)        (274,629)          (4,337)          25,148          (57,299)         352,618
    --------------   --------------   --------------   --------------   --------------   --------------
          (211,423)        (233,689)          (5,677)          34,366          (92,265)         484,725

         2,313,974        2,547,663          243,631          209,265        1,170,081          685,356
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,102,551   $    2,313,974   $      237,954   $      243,631   $    1,077,816   $    1,170,081
    ==============   ==============   ==============   ==============   ==============   ==============

    $       11,509   $       12,558   $          728   $          795   $           92   $          166
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            SHORT-TERM INCOME
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,247    $ 171,144       65,685    $ 659,056
  Issued as reinvestment of dividends.......................      357        3,536          401        4,014
  Redeemed..................................................  (22,323)    (221,384)     (35,361)    (354,471)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (4,719)   $ (46,704)      30,725    $ 308,599
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,235    $  12,282        6,738    $  67,710
  Issued as reinvestment of dividends.......................      103        1,022          234        2,349
  Redeemed..................................................   (1,948)     (19,353)      (7,719)     (77,467)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (610)   $  (6,049)        (747)   $  (7,408)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --    $      --           --    $      --
  Issued as reinvestment of dividends.......................        1           12            3           30
  Redeemed..................................................      (19)        (196)         (42)        (418)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (18)   $    (184)         (39)   $    (388)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      139    $   1,378          749    $   7,518
  Issued as reinvestment of dividends.......................       16          155           55          553
  Redeemed..................................................     (950)      (9,420)      (2,984)     (29,921)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (795)   $  (7,887)      (2,180)   $ (21,850)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (6,142)   $ (60,824)      27,759    $ 278,953
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                     SHORT-INTERMEDIATE GOVERNMENT
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,200    $ 17,547       11,185    $  47,894
  Issued as reinvestment of dividends.......................      74         307          376        1,628
  Redeemed..................................................  (9,871)    (41,158)     (26,101)    (111,957)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (5,597)   $(23,304)     (14,540)   $ (62,435)
                                                              ======    ========      =======    =========
PRIMARY B SHARES:
  Issued as reinvestment of dividends.......................      --    $     --            1    $       3
  Redeemed..................................................      --          --          (38)        (161)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      --    $     --          (37)   $    (158)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     568    $  2,373        3,139    $  13,477
  Shares issued upon conversion from Investor B shares......      26         108           61          261
  Issued as reinvestment of dividends.......................     109         455          334        1,437
  Redeemed..................................................  (1,509)     (6,292)      (5,300)     (22,624)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (806)   $ (3,356)      (1,766)   $  (7,449)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     321    $  1,341        1,207    $   5,207
  Issued as reinvestment of dividends.......................      57         235          213          919
  Shares redeemed upon conversion into Investor A shares....     (26)       (108)         (61)        (261)
  Redeemed..................................................  (1,273)     (5,315)      (3,718)     (15,901)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (921)   $ (3,847)      (2,359)   $ (10,036)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      42    $    175          451    $   1,947
  Issued as reinvestment of dividends                             12          49           64          273
  Redeemed..................................................    (403)     (1,674)      (1,913)      (8,170)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (349)   $ (1,450)      (1,398)   $  (5,950)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (7,673)   $(31,957)     (20,100)   $ (86,028)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GOVERNMENT SECURITIES
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     164    $  1,723         777    $  8,212
  Issued as reinvestment of dividends.......................       2          17           5          50
  Redeemed..................................................  (1,359)    (14,149)     (3,174)    (33,843)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,193)   $(12,409)     (2,392)   $(25,581)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      86    $    901       1,107    $ 11,828
  Shares issued upon conversion from Investor B shares......      10         102          49         532
  Shares issued upon conversion from Investor C shares......      --*          2          32         338
  Issued as reinvestment of dividends.......................      42         441         102       1,090
  Redeemed..................................................    (683)     (7,125)     (2,213)    (23,499)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (545)   $ (5,679)       (923)   $ (9,711)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      93    $    964         359    $  3,850
  Issued as reinvestment of dividends.......................      29         303          76         814
  Shares redeemed upon conversion into Investor A shares....     (10)       (102)        (49)       (532)
  Redeemed..................................................    (563)     (5,861)     (2,144)    (22,804)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (451)   $ (4,696)     (1,758)   $(18,672)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      19    $    192          50    $    535
  Shares redeemed upon conversion into Investor A shares....      --*         (2)        (32)       (338)
  Issued as reinvestment of dividends.......................       1           8           3          29
  Redeemed..................................................     (41)       (417)       (205)     (2,178)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (21)   $   (219)       (184)   $ (1,952)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,210)   $(23,003)     (5,257)   $(55,916)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                           INTERMEDIATE BOND
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,554    $ 43,865       14,503    $ 143,638
  Issued as reinvestment of dividends.......................     242       2,296          342        3,356
  Redeemed..................................................  (7,963)    (76,724)     (16,479)    (163,401)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (3,167)   $(30,563)      (1,634)   $ (16,407)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     290    $  2,794        1,140    $  11,368
  Shares issued upon conversion from Investor B shares......       5          51            6           63
  Issued as reinvestment of dividends.......................      53         511          105        1,035
  Redeemed..................................................    (723)     (6,979)      (1,605)     (15,909)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (375)   $ (3,623)        (354)   $  (3,443)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      33    $    322          211    $   2,098
  Issued as reinvestment of dividends.......................      18         167           34          331
  Shares redeemed upon conversion into Investor A shares....      (5)        (51)          (6)         (63)
  Redeemed..................................................    (202)     (1,929)        (427)      (4,208)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (156)   $ (1,491)        (188)   $  (1,842)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      23    $    242          193    $   2,140
  Issued as reinvestment of dividends.......................       2          21            5           54
  Redeemed..................................................    (140)     (1,489)        (234)      (2,575)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (115)   $ (1,226)         (36)   $    (381)
                                                              ======    ========      =======    =========
                                                              (3,813)   $(36,903)      (2,212)   $ (22,073)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    6,623    $  65,332       31,886    $ 319,377
  Issued as reinvestment of dividends.......................      997        9,726        1,520       15,288
  Redeemed..................................................  (24,413)    (240,760)     (59,490)    (596,534)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (16,793)   $(165,702)     (26,084)   $(261,869)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      781    $   7,665        3,272    $  32,682
  Shares issued upon conversion from Investor B Shares......       11          106           53          529
  Shares issued upon conversion from Investor C Shares......       --           --            3           34
  Issued as reinvestment of dividends.......................       56          546           96          963
  Redeemed..................................................   (1,231)     (12,095)      (4,062)     (40,483)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (383)   $  (3,778)        (638)   $  (6,275)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       27    $     270          223    $   2,240
  Issued as reinvestment of dividends.......................       20          195           43          428
  Shares redeemed upon conversion into Investor A Shares....      (11)        (106)         (53)        (529)
  Redeemed..................................................     (243)      (2,397)        (763)      (7,593)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (207)   $  (2,038)        (550)   $  (5,454)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................        9    $      84           31    $     313
  Shares redeemed upon conversion into Investor A Shares....       --           --           (3)         (34)
  Issued as reinvestment of dividends.......................        2           20            5           49
  Redeemed..................................................      (31)        (307)        (136)      (1,359)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (20)   $    (203)        (103)   $  (1,031)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (17,403)   $(171,721)     (27,375)   $(274,629)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                           STRATEGIC INCOME
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,143    $ 21,481       7,114    $ 71,908
  Issued as reinvestment of dividends.......................      10          99          24         237
  Redeemed..................................................  (1,996)    (19,972)     (4,177)    (42,064)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     157    $  1,608       2,961    $ 30,081
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     176    $  1,759         773    $  7,769
  Shares issued upon conversion from Investor B Shares......      27         274           5          55
  Issued as reinvestment of dividends.......................      41         415          94         944
  Redeemed..................................................    (478)     (4,790)       (989)     (9,957)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (234)   $ (2,342)       (117)   $ (1,189)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      69    $    696         444    $  4,458
  Issued as reinvestment of dividends.......................      39         394          99         996
  Shares redeemed upon conversion into Investor A Shares....     (27)       (274)         (5)        (55)
  Redeemed..................................................    (378)     (3,777)       (907)     (9,127)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (297)   $ (2,961)       (369)   $ (3,728)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      10    $     98         163    $  1,638
  Issued as reinvestment of dividends.......................       3          33           8          82
  Redeemed..................................................     (77)       (773)       (172)     (1,736)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (64)   $   (642)         (1)   $    (16)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (438)   $ (4,337)      2,474    $ 25,148
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             HIGH YIELD BOND
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   12,312    $ 117,094       64,383    $ 603,900
  Issued as reinvestment of dividends.......................      673        6,293        1,006        9,559
  Redeemed..................................................  (18,020)    (172,511)     (38,114)    (363,681)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (5,035)   $ (49,124)      27,275    $ 249,778
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    7,694    $  71,506       33,590    $ 309,598
  Shares issued upon conversion from Investor B Shares......       19          184            6           60
  Issued as reinvestment of dividends.......................      699        6,497          808        7,636
  Redeemed..................................................   (8,030)     (75,716)     (29,066)    (271,166)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      382    $   2,471        5,338    $  46,128
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      712    $   6,710        5,309    $  48,924
  Issued as reinvestment of dividends.......................      543        5,029          631        5,950
  Shares redeemed upon conversion into Investor A Shares....      (19)        (184)          (6)         (60)
  Redeemed..................................................   (1,654)     (15,551)      (2,304)     (21,948)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (418)   $  (3,996)       3,630    $  32,866
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      717    $   6,699        4,655    $  42,641
  Issued as reinvestment of dividends.......................      199        1,835          252        2,352
  Redeemed..................................................   (1,616)     (15,184)      (2,265)     (21,147)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (700)   $  (6,650)       2,642    $  23,846
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (5,771)   $ (57,299)      38,885    $ 352,618
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.06         $0.11           $(0.12)          $(0.01)         $(0.11)
Year ended 3/31/2004#.....................    10.08          0.22             0.04             0.26           (0.23)
Year ended 3/31/2003#.....................     9.82          0.31             0.29             0.60           (0.31)
Year ended 3/31/2002#.....................     9.80          0.48             0.02             0.50           (0.48)
Year ended 3/31/2001......................     9.51          0.58             0.29             0.87           (0.58)
Year ended 3/31/2000......................     9.79          0.56            (0.28)            0.28           (0.56)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.10           $(0.11)          $(0.01)         $(0.10)
Year ended 3/31/2004#.....................    10.10          0.20             0.02             0.22           (0.20)
Year ended 3/31/2003#.....................     9.83          0.28             0.30             0.58           (0.28)
Year ended 3/31/2002#.....................     9.81          0.45             0.02             0.47           (0.45)
Year ended 3/31/2001......................     9.51          0.56             0.30             0.86           (0.56)
Year ended 3/31/2000......................     9.79          0.54            (0.28)            0.26           (0.54)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.06           $(0.12)          $(0.06)         $(0.06)
Year ended 3/31/2004#.....................    10.09          0.13             0.03             0.16           (0.13)
Year ended 3/31/2003#.....................     9.83          0.21             0.29             0.50           (0.21)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.51            (0.28)            0.23           (0.51)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.06           $(0.12)          $(0.06)         $(0.06)
Year ended 3/31/2004#.....................    10.09          0.13             0.03             0.16           (0.13)
Year ended 3/31/2003#.....................     9.83          0.21             0.29             0.50           (0.21)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.47            (0.28)            0.19           (0.47)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares and 1.57% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.58% for Primary A, 0.83% for Investor A Shares and 1.58% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS     OPERATING       INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES      INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        NET ASSETS      NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------


   $(0.13)       $ 9.92      (0.08)%   $1,037,440     0.48%(a)+          2.24%+          36%          0.62%(a)(e)+
    (0.28)        10.06       2.60      1,099,131     0.47(a)(b)         2.24           164           0.60(a)(d)
    (0.34)        10.08       6.18        791,981     0.50(a)            2.99            54           0.60(a)
    (0.48)         9.82       5.19        493,457     0.52(a)            4.79            80           0.62(a)
    (0.58)         9.80       9.44        358,812     0.51(a)            6.04            42           0.61(a)
    (0.56)         9.51       3.00        398,620     0.50(a)            5.86            62           0.63(a)

   $(0.12)       $ 9.94      (0.10)%   $  114,486     0.73%(a)+          1.99%+          36%          0.87%(a)(e)+
    (0.25)        10.07       2.23        122,202     0.72(a)(b)         1.99           164           0.85(a)(d)
    (0.31)        10.10       6.01        130,036     0.75(a)            2.74            54           0.85(a)
    (0.45)         9.83       4.91         99,453     0.77(a)            4.54            80           0.87(a)
    (0.56)         9.81       9.28          7,658     0.76(a)            5.79            42           0.86(a)
    (0.54)         9.51       2.76         11,831     0.73(a)            5.63            62           0.88(a)

   $(0.08)       $ 9.93      (0.58)%   $    1,567     1.48%(a)+          1.24%+          36%          1.62%(a)(e)+
    (0.18)        10.07       1.58          1,775     1.47(a)(b)         1.24           164           1.60(a)(d)
    (0.24)        10.09       5.12          2,170     1.50(a)            1.99            54           1.60(a)
    (0.38)         9.83       4.25          2,511     1.52(a)            3.79            80           1.62(a)
    (0.48)         9.80       8.36          2,515     1.51(a)            5.04            42           1.61(a)
    (0.51)         9.51       2.40          2,914     1.05(a)            5.31            62           1.63(a)

   $(0.08)       $ 9.93      (0.57)%   $   23,932     1.48%(a)+          1.24%+          36%          1.62%(a)(e)+
    (0.18)        10.07       1.58         32,267     1.47(a)(b)         1.24           164           1.60(a)(d)
    (0.24)        10.09       5.12         54,350     1.50(a)            1.99            54           1.60(a)
    (0.38)         9.83       4.23         39,515     1.52(a)            3.79            80           1.62(a)
    (0.48)         9.80       8.37            833     1.51(a)            5.04            42           1.61(a)
    (0.47)         9.51       1.97            987     1.50(a)            4.86            62           1.63(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.




                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.05           $(0.07)          $(0.02)         $(0.05)
Year ended 3/31/2004#.....................     4.36          0.10             0.02             0.12           (0.11)
Year ended 3/31/2003#.....................     4.16          0.12             0.32             0.44           (0.13)
Year ended 3/31/2002#.....................     4.15          0.18             0.01             0.19           (0.18)
Year ended 3/31/2001......................     3.94          0.23             0.21             0.44           (0.23)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.05           $(0.07)          $(0.02)         $(0.05)
Year ended 3/31/2004#.....................     4.36          0.09             0.02             0.11           (0.10)
Year ended 3/31/2003#.....................     4.16          0.11             0.32             0.43           (0.12)
Year ended 3/31/2002#.....................     4.15          0.17             0.01             0.18           (0.17)
Year ended 3/31/2001......................     3.94          0.22             0.21             0.43           (0.22)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.03           $(0.07)          $(0.04)         $(0.03)
Year ended 3/31/2004#.....................     4.36          0.06             0.02             0.08           (0.07)
Year ended 3/31/2003#.....................     4.16          0.07             0.32             0.39           (0.08)
Year ended 3/31/2002#.....................     4.15          0.13             0.01             0.14           (0.13)
Year ended 3/31/2001......................     3.94          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.10          0.19            (0.16)            0.03           (0.19)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...    $4.28         $0.03           $(0.06)          $(0.03)         $(0.03)
Year ended 3/31/2004#.....................     4.36          0.06             0.01             0.07           (0.07)
Year ended 3/31/2003#.....................     4.15          0.07             0.33             0.40           (0.08)
Year ended 3/31/2002#.....................     4.14          0.12             0.01             0.13           (0.12)
Year ended 3/31/2001......................     3.93          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.09          0.19            (0.16)            0.03           (0.19)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares, 1.57% each for Investor B and Investor C Shares.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares and 1.57% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.62% for Primary A, 0.87% for Investor A Shares and 1.62% each for Investor B and Investor C Shares.

 (f)
   Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------


   $(0.07)        $4.20      (0.36)%    $313,289       0.62%(a)+     2.55%+          14%          0.65%(a)(e)+
    (0.19)         4.29       2.80       343,859       0.56(a)(b)    2.38           206           0.60(a)(d)
    (0.24)         4.36      10.74       413,039       0.62(a)       2.71           180           0.62(a)
    (0.18)         4.16       4.68       390,543       0.62(a)       4.24           486           0.62(a)
    (0.23)         4.15      11.56       496,821       0.59(a)       5.77           108           0.59(a)
    (0.22)         3.94       1.63       497,392       0.60(a)       5.59           177           0.65(a)

   $(0.07)        $4.20      (0.49)%    $ 34,944       0.87%(a)+     2.30%+          14%          0.90%(a)(e)+
    (0.18)         4.29       2.55        39,133       0.81(a)(b)    2.13           206           0.85(a)(d)
    (0.23)         4.36      10.46        47,480       0.87(a)       2.46           180           0.87(a)
    (0.17)         4.16       4.42        41,926       0.87(a)       3.99           486           0.87(a)
    (0.22)         4.15      11.31        44,244       0.82(a)       5.54           108           0.84(a)
    (0.22)         3.94       1.43        45,341       0.80(a)       5.39           177           0.90(a)

   $(0.05)        $4.20      (0.86)%    $ 22,632       1.62%(a)+     1.55%+          14%          1.65%(a)(e)+
    (0.15)         4.29       1.78        27,060       1.56(a)(b)    1.38           206           1.60(a)(d)
    (0.19)         4.36       9.64        37,804       1.62(a)       1.71           180           1.62(a)
    (0.13)         4.16       3.64        17,474       1.62(a)       3.24           486           1.62(a)
    (0.19)         4.15      10.46         8,199       1.59(a)       4.77           108           1.59(a)
    (0.19)         3.94       0.70         8,400       1.51(a)       4.68           177           1.65(a)

   $(0.05)        $4.20      (0.63)%    $  5,167       1.62%(a)+     1.55%(f)+       14%          1.65%(a)(e)+
    (0.15)         4.28       1.56         6,770       1.56(a)(b)    1.38           206           1.60(a)(d)
    (0.19)         4.36       9.91        12,975       1.62(a)       1.71           180           1.62(a)
    (0.12)         4.15       3.63         6,820       1.62(a)       3.24           486           1.62(a)
    (0.19)         4.14      10.49         1,079       1.59(a)       4.77           108           1.59(a)
    (0.19)         3.93       0.74           661       1.54(a)       4.65           177           1.65(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)......   $10.76          $0.15            $(0.17)           $(0.02)          $(0.15)
Year ended 3/31/2004#........................    10.74           0.29              0.05              0.34            (0.32)
Year ended 3/31/2003#........................     9.79           0.28              0.98              1.26            (0.31)
Year ended 3/31/2002#........................     9.87           0.43             (0.07)             0.36            (0.44)
Year ended 3/31/2001.........................     9.38           0.60              0.48              1.08            (0.59)
Year ended 3/31/2000.........................     9.86           0.58             (0.48)             0.10            (0.58)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)......   $10.75          $0.14            $(0.18)           $(0.04)          $(0.14)
Year ended 3/31/2004#........................    10.72           0.26              0.06              0.32            (0.29)
Year ended 3/31/2003#........................     9.78           0.26              0.97              1.23            (0.29)
Year ended 3/31/2002#........................     9.86           0.41             (0.07)             0.34            (0.42)
Year ended 3/31/2001.........................     9.37           0.57              0.49              1.06            (0.57)
Year ended 3/31/2000.........................     9.86           0.57             (0.50)             0.07            (0.56)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)......   $10.76          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................    10.74           0.19              0.04              0.23            (0.21)
Year ended 3/31/2003#........................     9.79           0.19              0.97              1.16            (0.21)
Year ended 3/31/2002#........................     9.87           0.33             (0.07)             0.26            (0.34)
Year ended 3/31/2001.........................     9.38           0.50              0.49              0.99            (0.50)
Year ended 3/31/2000.........................     9.86           0.49             (0.48)             0.01            (0.49)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)......   $10.73          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................    10.71           0.18              0.05              0.23            (0.21)
Year ended 3/31/2003#........................     9.76           0.19              0.97              1.16            (0.21)
Year ended 3/31/2002#........................     9.84           0.33             (0.07)             0.26            (0.34)
Year ended 3/31/2001.........................     9.34           0.52              0.48              1.00            (0.50)
Year ended 3/31/2000.........................     9.86           0.49             (0.52)            (0.03)           (0.49)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.80% for Primary A Shares, 1.05% for Investor A Shares and 1.80% each for Investor B and Investor C Shares.

 (f)
   The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.88% for Primary A, 1.13% for Investor A Shares and 1.88% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                    AND/OR EXPENSE
                                                                                    REIMBURSEMENTS
                                                                                   ----------------
                                        RATIO OF       RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS      OPERATING        INVESTMENT                    OPERATING
  VALUE                  END OF         EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD        TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)         NET ASSETS       NET ASSETS       RATE         NET ASSETS
---------------------------------------------------------------------------------------------------


 $10.59      (0.15)%    $ 92,187          0.73%(a)+        2.81%+          15%         0.92%(a)(f)+
  10.76       3.20       106,547          0.66(a)(c)       2.68           244          0.83(a)(e)
  10.74      13.02       132,009          0.71(a)          2.72           196          0.84(a)
   9.79       3.70       168,621          0.73(a)          4.31           522          0.86(a)
   9.87      11.97       153,799          0.75(a)          6.21           183          0.86(a)
   9.38       1.12       108,798          0.78(b)          6.17           348          0.90

 $10.57      (0.36)%    $ 42,822          0.98%(a)+        2.56%+          15%         1.17%(a)(f)+
  10.75       3.04        49,385          0.91(a)(c)       2.43           244          1.08(a)(e)
  10.72      12.65        59,171          0.96(a)          2.47           196          1.09(a)
   9.78       3.45        54,167          0.98(a)          4.06           522          1.11(a)
   9.86      11.70        57,641          1.00(a)          5.96           183          1.11(a)
   9.37       0.80        57,485          1.03(b)          5.92           348          1.15

 $10.59      (0.64)%    $ 37,973          1.73%(a)+        1.81%+          15%         1.92%(a)(f)+
  10.76       2.18        43,451          1.66(a)(c)       1.68           244          1.83(a)(e)
  10.74      11.91        62,227          1.71(a)          1.72           196          1.84(a)
   9.79       2.67        49,611          1.73(a)          3.31           522          1.86(a)
   9.87      10.86        27,544          1.75(a)          5.21           183          1.86(a)
   9.38       0.22        26,988          1.72(b)          5.23           348          1.90

 $10.56      (0.64)%    $  1,229          1.73%(a)+        1.81%+          15%         1.92%(a)(f)+
  10.73       2.19         1,472          1.66(a)(c)       1.68           244          1.83(a)(e)
  10.71      11.95         3,435          1.71(a)          1.72           196          1.84(a)
   9.76       2.68         2,200          1.73(a)          3.31           522          1.86(a)
   9.84      11.03         1,213          1.75(a)          5.21           183          1.86(a)
   9.34      (0.22)          238          1.78(b)          5.17           348          1.90

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
INTERMEDIATE BOND+++
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)......   $ 9.94          $0.15            $(0.17)           $(0.02)          $(0.15)
Year ended 3/31/2004#........................     9.93           0.29              0.14              0.43            (0.30)
Year ended 3/31/2003#........................     9.41           0.34              0.64              0.98            (0.34)
Year ended 3/31/2002#........................     9.52           0.49             (0.11)             0.38            (0.49)
Year ended 3/31/2001#........................     9.13           0.58              0.39              0.97            (0.58)
Period ended 3/31/2000**.....................     9.52           0.49             (0.37)             0.12            (0.51)
INVESTOR A SHARES*
Six months ended 9/30/2004# (unaudited)......   $ 9.97          $0.14            $(0.17)           $(0.03)          $(0.14)
Year ended 3/31/2004#........................     9.96           0.26              0.15              0.41            (0.28)
Year ended 3/31/2003#........................     9.43           0.32              0.65              0.97            (0.32)
Year ended 3/31/2002#........................     9.55           0.47             (0.12)             0.35            (0.47)
Year ended 3/31/2001#........................     9.15           0.56              0.40              0.96            (0.56)
Period ended 3/31/2000.......................     9.50           0.46             (0.34)             0.12            (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)......   $ 9.92          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................     9.91           0.19              0.14              0.33            (0.20)
Year ended 3/31/2003#........................     9.39           0.25              0.64              0.89            (0.25)
Year ended 3/31/2002#........................     9.51           0.40             (0.12)             0.28            (0.40)
Year ended 3/31/2001#........................     9.13           0.47              0.42              0.89            (0.51)
Period ended 3/31/2000**.....................     9.52           0.22             (0.36)            (0.14)           (0.25)
INVESTOR C SHARES*
Six months ended 9/30/2004# (unaudited)......   $11.07          $0.10            $(0.18)           $(0.08)          $(0.10)
Year ended 3/31/2004#........................    11.02           0.20              0.17              0.37            (0.20)
Year ended 3/31/2003#........................    10.39           0.23              0.75              0.98            (0.23)
Year ended 3/31/2002#........................    10.47           0.39             (0.08)             0.31            (0.39)
Year ended 3/31/2001#........................     9.32           0.47              1.09              1.56            (0.41)
Period ended 3/31/2000.......................     9.56           0.34             (0.23)             0.11            (0.35)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Bond Master Portfolio.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** Intermediate Bond Primary A and Investor B Shares commenced operations on
    May 21, 1999 and October 20, 1999.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                                       RATIO OF    RATIO OF NET       RATIO OF
                     TOTAL       NET ASSET               NET ASSETS   OPERATING     INVESTMENT        OPERATING
DISTRIBUTIONS      DIVIDENDS       VALUE                   END OF      EXPENSES    INCOME/(LOSS)     EXPENSES TO
   FROM NET           AND          END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE         AVERAGE
REALIZED GAINS   DISTRIBUTIONS     PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       NET ASSETS
------------------------------------------------------------------------------------------------------------------


   $(0.09)          $(0.24)        $ 9.68       (0.16)%   $631,882       0.65%+        3.04%+           0.70%+
    (0.12)           (0.42)          9.94        4.44      680,063       0.68          2.94             0.69
    (0.12)           (0.46)          9.93       10.62      695,894       0.70          3.46             0.70
        --           (0.49)          9.41        4.04      261,018       0.78          4.80             0.86
        --           (0.58)          9.52       11.04       51,178       0.78          6.31             0.81
        --           (0.51)          9.13        1.29       18,365       0.81+         6.08+            1.05+

   $(0.09)          $(0.23)        $ 9.71       (0.30)%   $ 24,038       0.90%+        2.79%+           0.95%+
    (0.12)           (0.40)          9.97        4.17       28,403       0.93          2.69             0.94
    (0.12)           (0.44)          9.96       10.43       31,915       0.95          3.21             0.95
        --           (0.47)          9.43        3.66       58,167       1.03          4.55             1.11
        --           (0.56)          9.55       10.88       62,617       1.03          6.06             1.06
        --           (0.47)          9.15        1.34       45,207       1.06+         5.83+            1.30+

   $(0.09)          $(0.19)        $ 9.66       (0.67)%   $ 10,072       1.65%+        2.04%+           1.70%+
    (0.12)           (0.32)          9.92        3.41       11,883       1.68          1.94             1.69
    (0.12)           (0.37)          9.91        9.59       13,739       1.70          2.46             1.70
        --           (0.40)          9.39        2.94        7,003       1.78          3.80             1.86
        --           (0.51)          9.51        9.99        1,290       1.78          5.31             1.81
        --           (0.25)          9.13        1.33          256       1.81+         5.08+            2.05+

   $(0.09)          $(0.19)        $10.80       (0.70)%   $  3,859       1.65%+        2.04%+           1.70%+
    (0.12)           (0.32)         11.07        3.42        5,222       1.68          1.94             1.69
    (0.12)           (0.35)         11.02        9.59        5,605       1.70          2.46             1.70
        --           (0.39)         10.39        2.94        2,586       1.78          3.80             1.86
        --           (0.41)         10.47       17.06          797       1.78          5.31             1.81
        --           (0.35)          9.32        1.18           15       1.81+         5.08+            2.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.16           $(0.07)          $ 0.09          $(0.16)
Year ended 3/31/2004#.....................    10.00          0.36             0.23             0.59           (0.36)
Year ended 3/31/2003#.....................     9.66          0.35             0.53             0.88           (0.37)
Year ended 3/31/2002#.....................     9.78          0.53            (0.11)            0.42           (0.54)
Year ended 3/31/2001......................     9.37          0.62             0.41             1.03           (0.62)
Year ended 3/31/2000......................     9.93          0.59            (0.52)            0.07           (0.59)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.15           $(0.08)          $ 0.07          $(0.15)
Year ended 3/31/2004#.....................     9.99          0.34             0.24             0.58           (0.34)
Year ended 3/31/2003#.....................     9.65          0.33             0.53             0.86           (0.35)
Year ended 3/31/2002#.....................     9.78          0.50            (0.12)            0.38           (0.51)
Year ended 3/31/2001......................     9.37          0.60             0.41             1.01           (0.60)
Year ended 3/31/2000......................     9.93          0.57            (0.52)            0.05           (0.57)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.11           $(0.07)          $ 0.04          $(0.11)
Year ended 3/31/2004#.....................     9.99          0.26             0.24             0.50           (0.26)
Year ended 3/31/2003#.....................     9.66          0.25             0.52             0.77           (0.27)
Year ended 3/31/2002#.....................     9.78          0.43            (0.11)            0.32           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.50            (0.52)           (0.02)          (0.50)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.11           $(0.08)          $ 0.03          $(0.11)
Year ended 3/31/2004#.....................     9.99          0.26             0.24             0.50           (0.26)
Year ended 3/31/2003#.....................     9.65          0.25             0.53             0.78           (0.27)
Year ended 3/31/2002#.....................     9.78          0.43            (0.12)            0.31           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.48            (0.52)           (0.04)          (0.48)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.66% for Primary A Shares, 0.91% for Investor A Shares and 1.66% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.68% for Primary A, 0.93% for Investor A Shares and 1.68% each for Investor B and Investor C Shares.

 (f)
   Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                           -----------------
                                                                RATIO OF         RATIO OF                      RATIO OF
        TOTAL                                  NET ASSETS      OPERATING      NET INVESTMENT                   OPERATING
      DIVIDENDS       NET ASSET                  END OF         EXPENSES      INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
         AND            VALUE        TOTAL       PERIOD        TO AVERAGE       TO AVERAGE     TURNOVER         AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)         NET ASSETS       NET ASSETS       RATE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------


       $(0.25)         $10.01         0.93%    $2,056,061         0.60%(a)+         3.11%+        162%          0.71%(a)(e)+
        (0.42)          10.17         6.07      2,260,519         0.65(a)           3.61          398           0.68(a)(d)
        (0.54)          10.00         9.32      2,482,229         0.67(a)           3.50          488           0.67(a)
        (0.54)           9.66         4.33      2,256,647         0.68(a)(b)        5.28          314           0.68(a)
        (0.62)           9.78        11.39      2,333,703         0.67(a)           6.53          120           0.67(a)
        (0.63)           9.37         0.97      1,793,913         0.67              6.20           63           0.69

       $(0.24)         $10.00         0.71%    $   33,672         0.85%(a)+         2.86%(f)+     162%          0.96%(a)(e)+
        (0.40)          10.17         5.92         38,114         0.90(a)           3.36          398           0.93(a)(d)
        (0.52)           9.99         9.05         43,828         0.92(a)           3.25          488           0.92(a)
        (0.51)           9.65         3.96         40,902         0.93(a)(b)        5.03          314           0.93(a)
        (0.60)           9.78        11.11         27,220         0.92(a)           6.28          120           0.92(a)
        (0.61)           9.37         0.74         23,420         0.90              5.97           63           0.94

       $(0.20)         $10.01         0.43%    $   11,231         1.60%(a)+         2.11%+        162%          1.71%(a)(e)+
        (0.32)          10.17         5.13         13,518         1.65(a)           2.61          398           1.68(a)(d)
        (0.44)           9.99         8.13         18,783         1.67(a)           2.50          488           1.67(a)
        (0.44)           9.66         3.29         16,877         1.68(a)(b)        4.28          314           1.68(a)
        (0.52)           9.78        10.29          6,994         1.67(a)           5.53          120           1.67(a)
        (0.54)           9.37         0.05          5,637         1.59              5.28           63           1.69

       $(0.20)         $10.00         0.33%    $    1,587         1.60%(a)+         2.11%+        162%          1.71%(a)(e)+
        (0.32)          10.17         5.13          1,823         1.65(a)           2.61          398           1.68(a)(d)
        (0.44)           9.99         8.24          2,823         1.67(a)           2.50          488           1.67(a)
        (0.44)           9.65         3.18          2,387         1.68(a)(b)        4.28          314           1.68(a)
        (0.52)           9.78        10.28          1,321         1.67(a)           5.53          120           1.67(a)
        (0.52)           9.37        (0.24)           934         1.67              5.20           63           1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.26         $0.23           $(0.05)          $ 0.18          $(0.23)
Year ended 3/31/2004#.....................     9.84          0.44             0.49             0.93           (0.51)
Year ended 3/31/2003#.....................     9.61          0.46             0.23             0.69           (0.46)
Year ended 3/31/2002#.....................     9.89          0.58            (0.26)            0.32           (0.60)
Year ended 3/31/2001#.....................     9.53          0.66             0.35             1.01           (0.65)
Year ended 3/31/2000......................    10.31          0.68            (0.78)           (0.10)          (0.68)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.25         $0.22           $(0.05)          $ 0.17          $(0.22)
Year ended 3/31/2004#.....................     9.83          0.42             0.49             0.91           (0.49)
Year ended 3/31/2003#.....................     9.60          0.45             0.23             0.68           (0.45)
Year ended 3/31/2002#.....................     9.88          0.55            (0.26)            0.29           (0.57)
Year ended 3/31/2001#.....................     9.52          0.63             0.36             0.99           (0.63)
Year ended 3/31/2000......................    10.31          0.65            (0.79)           (0.14)          (0.65)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.26         $0.18           $(0.05)          $ 0.13          $(0.18)
Year ended 3/31/2004#.....................     9.84          0.34             0.49             0.83           (0.41)
Year ended 3/31/2003#.....................     9.61          0.37             0.23             0.60           (0.37)
Year ended 3/31/2002#.....................     9.89          0.48            (0.26)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.37             0.93           (0.56)
Year ended 3/31/2000......................    10.31          0.59            (0.79)           (0.20)          (0.59)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.25         $0.18           $(0.05)          $ 0.13          $(0.18)
Year ended 3/31/2004#.....................     9.83          0.34             0.49             0.83           (0.41)
Year ended 3/31/2003#.....................     9.60          0.37             0.23             0.60           (0.37)
Year ended 3/31/2002#.....................     9.88          0.48            (0.26)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.36             0.92           (0.56)
Year ended 3/31/2000......................    10.31          0.58            (0.79)           (0.21)          (0.58)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                                RATIO           RATIO                       RATIO OF
        TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF        EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------


       $(0.23)         $10.21           1.86%   $173,678         0.76%(a)+        4.61%+       174%           0.86%(a)+
        (0.51)          10.26           9.68     172,932         0.71(a)          4.40          411           0.81(a)
        (0.46)           9.84           7.39     136,688         0.78(a)          4.78          255           0.88(a)
        (0.60)           9.61           3.30     143,283         0.81(a)          5.52          199           0.91(a)
        (0.65)           9.89          11.06     177,877         0.72             6.76          238           0.84
        (0.68)           9.53          (0.95)    118,458         0.71(a)          6.80          107           0.90(a)

       $(0.22)         $10.20           1.74%   $ 29,939         1.01%(a)+        4.36%+       174%           1.11%(a)+
        (0.49)          10.25           9.42      32,481         0.96(a)          4.15          411           1.06(a)
        (0.45)           9.83           7.14      32,300         1.03(a)          4.53          255           1.13(a)
        (0.57)           9.60           3.05      26,543         1.06(a)          5.27          199           1.16(a)
        (0.63)           9.88          10.80      29,102         0.97             6.51          238           1.09
        (0.65)           9.52          (1.30)     30,870         0.96(a)          6.55          107           1.15(a)

       $(0.18)         $10.21           1.35%   $ 31,332         1.76%(a)+        3.61%+       174%           1.86%(a)+
        (0.41)          10.26           8.60      34,537         1.71(a)          3.40          411           1.81(a)
        (0.37)           9.84           6.33      36,736         1.78(a)          3.78          255           1.88(a)
        (0.50)           9.61           2.28      45,960         1.81(a)          4.52          199           1.91(a)
        (0.56)           9.89          10.08      50,251         1.72             5.76          238           1.84
        (0.59)           9.52          (1.98)     55,946         1.65(a)          5.86          107           1.90(a)

       $(0.18)         $10.20           1.36%   $  3,005         1.76%(a)+        3.61%(c)+    174%           1.86%(a)+
        (0.41)          10.25           8.61       3,681         1.71(a)          3.40          411           1.81(a)
        (0.37)           9.83           6.33       3,541         1.78(a)          3.78          255           1.88(a)
        (0.50)           9.60           2.28       1,997         1.81(a)          4.52          199           1.91(a)
        (0.56)           9.88           9.98       1,527         1.72             5.76          238           1.84
        (0.58)           9.52          (2.04)      1,202         1.71(a)          5.80          107           1.90(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
HIGH YIELD BOND+++
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.86         $0.35            $(0.04)          $ 0.31          $(0.35)
Year ended 3/31/2004......................     8.57          0.73              1.38             2.11           (0.73)
Year ended 3/31/2003......................     8.86          0.77             (0.29)            0.48           (0.77)
Year ended 3/31/2002......................     9.27          0.86             (0.34)            0.52           (0.88)
Year ended 3/31/2001......................     9.90          0.96             (0.54)            0.42           (1.05)
Period ended 3/31/2000*...................    10.00          0.09             (0.11)           (0.02)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.79         $0.34            $(0.03)          $ 0.31          $(0.34)
Year ended 3/31/2004......................     8.52          0.70              1.36             2.06           (0.70)
Year ended 3/31/2003......................     8.80          0.75             (0.28)            0.47           (0.75)
Year ended 3/31/2002......................     9.22          0.80             (0.32)            0.48           (0.85)
Year ended 3/31/2001......................     9.88          0.96             (0.58)            0.38           (1.04)
Period ended 3/31/2000*...................    10.00          0.08             (0.12)           (0.04)          (0.08)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.77         $0.30            $(0.03)          $ 0.27          $(0.30)
Year ended 3/31/2004......................     8.51          0.64              1.35             1.99           (0.64)
Year ended 3/31/2003......................     8.80          0.69             (0.29)            0.40           (0.69)
Year ended 3/31/2002......................     9.21          0.76             (0.33)            0.43           (0.79)
Year ended 3/31/2001......................     9.88          0.92             (0.62)            0.30           (0.97)
Period ended 3/31/2000**..................    10.00          0.07             (0.12)           (0.05)          (0.07)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.74         $0.30            $(0.04)          $ 0.26          $(0.30)
Year ended 3/31/2004......................     8.47          0.64              1.36             2.00           (0.64)
Year ended 3/31/2003......................     8.77          0.69             (0.30)            0.39           (0.69)
Year ended 3/31/2002......................     9.19          0.76             (0.34)            0.42           (0.79)
Year ended 3/31/2001......................     9.87          0.90             (0.61)            0.29           (0.97)
Period ended 3/31/2000***.................    10.02          0.04             (0.12)           (0.08)          (0.07)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Yield Bond Master Portfolio.

  * High Yield Bond Primary A and Investor A Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor B Shares commenced operations on February 17, 2000.

 ***High Yield Bond Investor C Shares commenced operations on March 8, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                                 RATIO OF       RATIO OF         RATIO OF
                         TOTAL                                   NET ASSETS     OPERATING    NET INVESTMENT      OPERATING
    DISTRIBUTIONS      DIVIDENDS       NET ASSET                   END OF        EXPENSES    INCOME/(LOSS)      EXPENSES TO
       FROM NET           AND            VALUE        TOTAL        PERIOD       TO AVERAGE     TO AVERAGE         AVERAGE
    REALIZED GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS     NET ASSETS       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------


        $(0.28)         $(0.63)          $9.54         3.45%      $724,987         0.85%+         7.35%+            0.85%+
         (0.09)          (0.82)           9.86        25.30        798,398         0.84           7.62              0.84
            --           (0.77)           8.57         6.19        460,639         0.90           9.47              0.90
         (0.05)          (0.93)           8.86         6.05        194,867         0.93           9.75              1.00
            --           (1.05)           9.27         4.51         61,181         0.93          10.97              1.45
            --           (0.08)           9.90        (0.12)         9,394         0.93+          7.03+            12.66+

        $(0.28)         $(0.62)          $9.48         3.34%      $162,288         1.10%+         7.10%(a)+         1.10%+
         (0.09)          (0.79)           9.79        24.88        163,916         1.09           7.37              1.09
            --           (0.75)           8.52         6.07         97,154         1.15           9.22              1.15
         (0.05)          (0.90)           8.80         5.69         31,551         1.18           9.50              1.25
            --           (1.04)           9.22         3.99          8,344         1.18          10.72              1.70
            --           (0.08)           9.88        (0.33)           371         1.18+          6.78+            12.91+

        $(0.28)         $(0.58)          $9.46         3.08%      $136,160         1.85%+         6.35%(a)+         1.85%+
         (0.09)          (0.73)           9.77        23.91        144,762         1.84           6.62              1.84
            --           (0.69)           8.51         5.20         95,110         1.90           8.47              1.90
         (0.05)          (0.84)           8.80         5.06         64,091         1.93           8.75              2.00
            --           (0.97)           9.21         3.29         22,106         1.93           9.97              2.45
            --           (0.07)           9.88        (0.47)         3,426         1.93+          6.03+            13.66+

        $(0.28)         $(0.58)          $9.42         2.98%      $ 54,381         1.85%+         6.35%(a)+         1.85%+
         (0.09)          (0.73)           9.74        24.15         63,005         1.84           6.62              1.84
            --           (0.69)           8.47         5.09         32,453         1.90           8.47              1.90
         (0.05)          (0.84)           8.77         4.96         15,213         1.93           8.75              2.00
            --           (0.97)           9.19         3.20          1,891         1.93           9.97              2.45
            --           (0.07)           9.87        (0.76)            59         1.93+          6.03+            13.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, Intermediate Bond Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (96.8% for Intermediate Bond Master Portfolio and 94.2% for High Yield Bond Master Portfolio at September 30, 2004). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Bond and Strategic Income Funds had dollar rolls outstanding as of September 30, 2004, which are included in Payable for investment securities purchased on each Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Income, Short-Intermediate Government............     0.30%
Bond........................................................     0.40%
Strategic Income............................................     0.50%

                                                                   FEES ON AVERAGE DAILY
                                              FEES ON AVERAGE           NET ASSETS          FEES ON AVERAGE DAILY
                                              DAILY NET ASSETS       BETWEEN $200 AND             NET ASSETS
                                             UP TO $200 MILLION        $250 MILLION         EXCEEDING $250 MILLION
                                             ---------------------------------------------------------------------
Government Securities......................        0.50%                   0.45%                    0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

The High Yield Bond Feeder Fund indirectly pays for sub-advisory services through its investments in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolios).

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.17% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                              SUB-TRANSFER AGENT FEE
FUND                                                                  (000)
------------------------------------------------------------------------------------
Short-Term Income...........................................           $13
Short-Intermediate Government...............................             5
Government Securities.......................................             2
Intermediate Bond...........................................            11
Bond........................................................            31
Strategic Income............................................             3
High Yield Bond.............................................            10

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributor received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $  4            $2           $ --          $ 2
Short-Intermediate Government...............................         6             1             40           --*
Government Securities.......................................        14            --             30           --
Intermediate Bond...........................................         7            --             11           --*
Bond........................................................         5            --             15           --*
Strategic Income............................................        14            --             16           --*
High Yield Bond.............................................       135             8            129           19

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                             ADVISORY FEES           ADMINISTRATION FEES
                                                           (EARNED BY BACAP)    (EARNED BY BACAP DISTRIBUTORS)
FUND                                                             (000)                      (000)
--------------------------------------------------------------------------------------------------------------
Short-Term Income........................................        $ 18                        $  9
Short-Intermediate Government............................           3                           2
Government Securities....................................           2                           1
Bond.....................................................         306                         157
Strategic Income.........................................          29                          15

Certain Funds have invested in portfolios contained within the various Nations Trusts, pursuant to an exemptive order received from the Securities and Exchange Commission. Bond Fund has invested in Convertible Securities Fund, a portfolio of Funds Trust. Strategic Income Fund and Bond Fund have invested in High Yield Portfolio, a portfolio of Master Trust. The income earned from such investments is included in their Statements of operations as "Dividend income from affiliated funds". BACAP has agreed to waive advisory fees on Bond Fund's investment in Convertible Securities Fund and this waiver is included in Bond Fund's Statement of operations as "Fees waived by investment advisor, administrator and/or distributor".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  TOTAL OPERATING EXPENSE LIMITATIONS

During the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.05% of its administration fees for Government Securities Fund.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

Short-Term Income...........................................  0.10%
Government Securities.......................................  0.10%*
Strategic Income............................................  0.10%

---------------

 *Contractual advisory fees are based on asset breakpoints causing this percentage to fluctuate, as the advisory waiver is subject to change in order to maintain a net advisory fee of 0.40% of Government Securities' average daily net assets. The advisory fee waiver presented reflects the maximum advisory fee waiver.

In addition, during the six months ended September 30, 2004 and until July 31, 2005, BACAP and/or BACAP Distributors has agreed to reimburse expenses and/or waive their fees to the extent that the total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
Intermediate Bond Fund......................................     0.81%
Bond........................................................     0.60%
High Yield Bond Fund........................................     0.93%

BACAP and/or BACAP Distributors is entitled to recover from Intermediate Bond Fund and Bond Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue. At September 30, 2004, for Intermediate Bond Fund no fees were recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement. At September 30, 2004, for Bond Fund, $816,540 was recoverable.

For the six months ended September 30, 2004, expenses of the Funds were reduced by $16,221 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................    0.25%*      0.25%
Investor B and Investor C Shareholder Servicing Plans.......    0.25%       0.25%
Investor B and Investor C Distribution Plans................    0.75%       0.75%

---------------

 *Short-Term Income Fund pays its shareholder servicing fees, at the rates shown above, under a separate servicing plan.

5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Short-Term Income...........................................  $169,894     $177,066
Short-Intermediate Government...............................        20          305
Government Securities.......................................        10          153
Bond........................................................   100,986      104,699
Strategic Income............................................    11,600        8,936

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Short-Term Income...........................................  $  243,696    $  263,141
Short-Intermediate Government...............................      54,679        76,443
Government Securities.......................................      26,578        43,650
Bond........................................................   3,355,004     3,369,087
Strategic Income............................................     262,104       274,538

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


6.  FUTURES CONTRACTS

At September 30, 2004, the following Funds had futures contracts open:

                                                                                                                  UNREALIZED
                                                                          VALUE OF CONTRACT   MARKET VALUE OF   APPRECIATION/
                                                              NUMBER OF      WHEN OPENED         CONTRACTS      (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS         (000)              (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     250          $ 52,832           $ 52,808           $ (24)
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      90             9,949              9,967              18
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  (6)
                                                                                                                    =====
SHORT-INTERMEDIATE GOVERNMENT FUND:
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      55             6,061              6,091           $  30
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     183            20,404             20,610             206
U.S. 20 year Treasury Bond Futures (short position) expiring
  December 2004(a)..........................................     (94)          (10,342)           (10,549)           (207)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  29
                                                                                                                    =====
GOVERNMENT SECURITIES FUND:
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................     122            13,404             13,691           $ 287
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      30             3,345              3,379              34
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (10)           (1,101)            (1,108)             (7)
U.S. 2 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (15)           (3,168)            (3,168)             --
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $ 314
                                                                                                                    =====
BOND FUND:
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     132          $ 14,547           $ 14,619           $  72
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      95            20,076             20,067              (9)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................     395            43,397             44,326             929
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................    (124)          (13,842)           (13,965)           (123)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $ 869
                                                                                                                    =====
STRATEGIC INCOME FUND:
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................      11             1,208              1,234           $  26
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      43             4,741              4,762              21
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      (7)             (784)              (788)             (4)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  43
                                                                                                                    =====

---------------

(a)Securities have been segregated as collateral for the Fund's open futures contracts.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


7.  WRITTEN OPTIONS

Written options for the six months ended September 30, 2004 aggregated the following:

                                                                NUMBER      PREMIUM
                                                                  OF        RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS*     (000)
------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.64            4
Contracts closed............................................       --           --
Contracts expired...........................................    (0.64)          (4)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
GOVERNMENT SECURITIES:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.30            2
Contracts closed............................................       --           --
Contracts expired...........................................    (0.30)          (2)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
BOND:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     3.48           23
Contracts closed............................................       --           --
Contracts expired...........................................    (3.48)         (23)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
STRATEGIC INCOME:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.22            1
Contracts closed............................................       --           --
Contracts expired...........................................    (0.22)          (1)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====

---------------

 *1 contract = $1,000,000 notional amount.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2004, the following Funds had forward foreign currency contracts outstanding:

                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                                 LOCAL        (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                    CURRENCY            (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
BOND:
CONTRACTS TO SELL
                                             South African
Expiring November 5, 2004..................      Rand              (7,643)           $(1,062)        $(1,174)          $(112)
                                             South African
Expiring November 5, 2004..................      Rand              (7,205)             (1029)         (1,107)            (78)
                                             South African
Expiring November 5, 2004..................      Rand              (2,193)              (318)           (336)            (18)
                                             South African
Expiring November 5, 2004..................      Rand              (2,192)              (318)           (336)            (18)
                                             South African
Expiring November 5, 2004..................      Rand                (285)               (42)            (44)             (2)
                                                                                                                       -----
  Total net unrealized depreciation........                                                                            $(228)
                                                                                                                       =====
STRATEGIC INCOME FUND:
CONTRACTS TO SELL:
                                             South African
Expiring November 5, 2004..................      Rand             (10,762)            (1,623)         (1,653)            (30)
                                             South African
Expiring November 5, 2004..................      Rand              (1,383)              (224)           (212)             12
                                                                                                                       -----
  Total net unrealized depreciation........                                                                            $ (18)
                                                                                                                       =====

---------------

 *Amount represents less than $500.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

              SHORT-INTERMEDIATE GOVERNMENT/INTERMEDIATE BOND/BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1998 and November 15, 1998
  $0 - $249,999                                                Six years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years

             GOVERNMENT SECURITIES/STRATEGIC INCOME/HIGH YIELD BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Eight Years

See Schedules of capital stock activity.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, there were no borrowings by the Funds under the Agreement.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations.

At September 30, 2004, the following Funds had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Short-Term Income...........................................       $40,997            $42,189
Short-Intermediate Government...............................        29,745             30,745
Government Securities.......................................        35,382             36,582
Bond........................................................        85,546             88,176
Strategic Income............................................         2,615              2,706

12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income...............................  $1,213,718       $ 2,289         $(6,493)         $(4,204)            $ (6)
Short-Intermediate Government...................     403,752         3,224          (1,348)           1,876               29
Government Securities...........................     208,383         2,962            (928)           2,034              314
Intermediate Bond...............................         N/A*          N/A*            N/A*          10,005               --
Bond............................................   2,717,484        41,214          (7,706)          33,508              650
Strategic Income................................     276,291         5,056            (328)           4,728               24
High Yield......................................         N/A*          N/A*            N/A*          61,599               --

---------------

 *See corresponding Master Portfolio for tax basis information.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                            EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                            IN 2008     IN 2009     IN 2010     IN 2011
FUND                                                         (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------
Government Securities.....................................   $  571      $   --      $   --      $   --
Strategic Income..........................................    5,691       3,544       1,929       3,212

The future years utilization of the capital loss carryforward for the Government Securities Fund is subject to certain limitations.

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Government Securities.......................................      $1,246
Strategic Income............................................       5,664

13.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio and
Nations High Yield Bond Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)

The following pages should be read in conjunction with Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 10.9%
            ASSET-BACKED -- AUTO LOANS -- 6.2%
 $  2,544   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $  2,585
    3,068   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................      3,043
    5,811   BMW Vehicle Owner Trust, Series 2004-A, Class A4,
              3.320% 02/25/09.............................................      5,830
      209   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        211
    1,698   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................      1,700
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................      1,991
    1,015   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................      1,038
    5,116   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................      5,121
    6,444   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................      6,421
    4,016   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................      4,003
      289   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................        290
    3,220   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................      3,213
    7,512   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................      7,485
                                                                             --------
                                                                               42,931
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 4.3%
    6,860   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................      6,888
    3,552   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................      3,562
    4,500   Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
              5.650% 06/16/08.............................................      4,710
    6,401   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................      6,377

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
 $  5,000   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................   $  5,245
    3,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.980%** 02/15/08...........................................      3,003
                                                                             --------
                                                                               29,785
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
        5   Bombardier Capital Mortgage Securitization, Series 1998-A,
              Class A3,
              6.230% 04/15/28.............................................          5
       91   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         91
                                                                             --------
                                                                                   96
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
    2,400   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................      2,435
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $75,528)..............................................     75,247
                                                                             --------
            CORPORATE BONDS AND NOTES -- 41.1%
            AEROSPACE AND DEFENSE -- 0.5%
      317   Boeing Company,
              5.125% 02/15/13.............................................        327
      252   General Dynamics Corporation,
              4.500% 08/15/10.............................................        257
      483   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        567
    1,106   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................      1,272
      700   Raytheon Company,
              5.375% 04/01/13.............................................        728
                                                                             --------
                                                                                3,151
                                                                             --------
            AUTOMOTIVE -- 2.7%
    3,842   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................      3,876
    6,242   Ford Motor Credit Company,
              7.375% 10/28/09.............................................      6,838
      988   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................      1,038
    4,081   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................      4,281
    2,674   Toyota Motor Credit Corporation, MTN,
              2.700% 01/30/07.............................................      2,651
                                                                             --------
                                                                               18,684
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BEVERAGES -- 0.5%
 $  1,142   Anheuser-Busch Companies, Inc.,
              6.000% 04/15/11.............................................   $  1,255
    2,016   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................      2,048
        3   Coca-Cola Company,
              5.750% 03/15/11.............................................          3
                                                                             --------
                                                                                3,306
                                                                             --------
            BROADCASTING AND CABLE -- 1.9%
    1,607   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................      1,687
    1,104   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................      1,150
    1,620   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................      1,832
    2,269   Liberty Media Corporation,
              3.500% 09/25/06.............................................      2,260
      336   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        351
    1,073   The Walt Disney Company, Series B,
              6.750% 03/30/06.............................................      1,131
    1,785   Time Warner Entertainment
              Company LP,
              7.250% 09/01/08.............................................      1,981
       10   Time Warner Inc.,
              8.110% 08/15/06.............................................         11
    1,727   Time Warner Inc.,
              9.125% 01/15/13.............................................      2,162
      584   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        618
       12   Viacom Inc., Class B,
              7.700% 07/30/10.............................................         14
                                                                             --------
                                                                               13,197
                                                                             --------
            CHEMICALS -- BASIC -- 0.3%
    1,622   The Dow Chemical Company,
              6.125% 02/01/11(a)..........................................      1,770
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.9%
    1,298   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07(a)..........................................      1,305
      409   Eastman Chemical Company,
              3.250% 06/15/08.............................................        400
      328   Monsanto Company,
              4.000% 05/15/08.............................................        331
      489   Praxair, Inc.,
              6.900% 11/01/06.............................................        528
      705   Praxair, Inc.,
              4.750% 07/15/07.............................................        730
    1,394   Praxair, Inc.,
              6.625% 10/15/07.............................................      1,522
    1,192   Praxair, Inc.,
              6.500% 03/01/08.............................................      1,305
                                                                             --------
                                                                                6,121
                                                                             --------
            COMMERCIAL BANKING -- 8.9%
    1,712   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................      1,721
    5,471   Bank One Corporation,
              6.000% 08/01/08.............................................      5,919

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $  1,031   Capital One Bank,
              5.000% 06/15/09.............................................   $  1,068
    3,073   Citigroup Inc.,
              6.000% 02/21/12.............................................      3,380
    4,320   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................      4,325
      597   City National Corporation,
              5.125% 02/15/13.............................................        601
        6   Deutsche Bank Financial Inc.,
              6.700% 12/13/06.............................................          6
    2,194   Fifth Third Bancorp,
              2.700% 01/30/07.............................................      2,176
      406   Golden West Financial Corporation,
              4.125% 08/15/07.............................................        415
    1,283   Golden West Financial Corporation,
              4.750% 10/01/12.............................................      1,294
      923   Huntington National Bank,
              2.750% 10/16/06.............................................        923
    3,382   J.P. Morgan Chase & Company,
              5.250% 05/30/07.............................................      3,554
    3,836   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................      4,236
      964   Key Bank N.A.,
              7.000% 02/01/11.............................................      1,080
    1,028   Mellon Funding Corporation,
              4.875% 06/15/07.............................................      1,071
      900   Mellon Funding Corporation,
              6.700% 03/01/08.............................................      1,005
        8   Mellon Funding Corporation,
              6.400% 05/14/11(a)..........................................          9
    1,159   National City Bank of Indiana,
              4.875% 07/20/07.............................................      1,204
    1,968   National City Bank,
              4.625% 05/01/13.............................................      1,941
    1,892   PNC Funding Corporation,
              5.750% 08/01/06.............................................      1,982
    3,286   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................      3,471
    1,223   Regions Financial Corporation,
              6.375% 05/15/12.............................................      1,355
      738   SouthTrust Bank N.A.,
              4.750% 03/01/13(a)..........................................        736
      660   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        670
    2,366   Union Planters Corporation,
              4.375% 12/01/10.............................................      2,375
      502   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        501
    3,308   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................      3,696
    2,116   Wachovia Corporation,
              4.850% 07/30/07.............................................      2,205

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $  3,609   Wachovia Corporation,
              3.500% 08/15/08(a)..........................................   $  3,598
      611   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        610
    2,348   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................      2,468
    2,008   Washington Mutual, Inc.,
              4.625% 04/01/14(a)..........................................      1,919
                                                                             --------
                                                                               61,514
                                                                             --------
            COMMERCIAL SERVICES -- 0.2%
    1,195   Waste Management, Inc.,
              7.375% 08/01/10.............................................      1,379
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.6%
    1,942   Hewlett-Packard Company,
              5.750% 12/15/06.............................................      2,049
    1,010   International Business Machines Corporation,
              4.875% 10/01/06.............................................      1,048
      900   International Business Machines Corporation,
              4.750% 11/29/12.............................................        913
                                                                             --------
                                                                                4,010
                                                                             --------
            CONGLOMERATES -- 0.0%+
        7   General Electric Company,
              5.000% 02/01/13.............................................          7
                                                                             --------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.3%
    1,286   American Express Company,
              5.500% 09/12/06.............................................      1,347
    1,120   American Express Company,
              3.750% 11/20/07.............................................      1,132
      907   American Express Company,
              4.750% 06/17/09.............................................        941
    1,022   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................        987
    4,692   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................      4,894
                                                                             --------
                                                                                9,301
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.8%
        4   Costco Wholesale Corporation,
              5.500% 03/15/07.............................................          4
       10   Target Corporation,
              3.375% 03/01/08(a)..........................................         10
      957   Target Corporation,
              5.400% 10/01/08.............................................      1,018
      802   Target Corporation,
              5.375% 06/15/09.............................................        854
      802   Target Corporation,
              5.875% 03/01/12.............................................        873

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
 $  2,095   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................   $  2,190
       40   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................         41
      850   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        856
                                                                             --------
                                                                                5,846
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
        3   Avery Dennison Corporation,
              4.875% 01/15/13.............................................          3
      621   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        619
                                                                             --------
                                                                                  622
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.1%
      780   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        775
    1,223   Consolidated Edison Company of
              New York,
              4.700% 06/15/09.............................................      1,268
    1,034   Consolidated Edison Company of
              New York, Series 2000-C,
              6.625% 12/15/05.............................................      1,082
      571   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................        570
      348   Ohio Edison Company,
              4.000% 05/01/08.............................................        349
      908   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................        898
      571   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        598
    3,330   Progress Energy, Inc.,
              6.050% 04/15/07.............................................      3,523
      629   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        633
    2,620   Southern California Edison Company,
              8.000% 02/15/07.............................................      2,900
    1,973   TXU Energy Company,
              7.000% 03/15/13.............................................      2,228
                                                                             --------
                                                                               14,824
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 1.6%
    1,219   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................      1,437
      525   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................        592
      241   Energy East Corporation,
              6.750% 06/15/12.............................................        268
    3,782   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................      4,125
        4   Florida Power & Light Company,
              4.850% 02/01/13.............................................          4
    1,483   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................      1,466

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
 $  1,078   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................   $  1,139
      635   Southern Power Company, Series B,
              6.250% 07/15/12.............................................        691
    1,032   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................      1,080
                                                                             --------
                                                                               10,802
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.1%
      530   Devon Financing Corporation ULC,
              6.875% 09/30/11.............................................        598
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 2.9%
    1,845   CIT Group Inc.,
              7.375% 04/02/07.............................................      2,023
    1,076   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08.............................................      1,104
       30   General Electric Capital Corporation, MTN, Series A,
              6.875% 11/15/10.............................................         34
    3,343   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................      3,630
    1,118   Household Finance Corporation,
              7.200% 07/15/06.............................................      1,198
    2,176   Household Finance Corporation,
              5.750% 01/30/07.............................................      2,300
    1,548   Household Finance Corporation,
              5.875% 02/01/09.............................................      1,669
    3,072   Household Finance Corporation,
              6.375% 11/27/12.............................................      3,404
      847   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        875
    1,023   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................      1,013
    2,784   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................      2,982
                                                                             --------
                                                                               20,232
                                                                             --------
            FOOD AND DRUG STORES -- 0.5%
    2,444   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................      2,730
      633   The Kroger Company,
              6.750% 04/15/12.............................................        708
                                                                             --------
                                                                                3,438
                                                                             --------
            FOOD PRODUCTS -- 0.6%
    2,357   Campbell Soup Company,
              5.500% 03/15/07.............................................      2,477
    1,919   General Mills, Inc.,
              2.625% 10/24/06.............................................      1,891
                                                                             --------
                                                                                4,368
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
 $  1,728   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................   $  1,822
    1,258   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................      1,389
                                                                             --------
                                                                                3,211
                                                                             --------
            HEAVY MACHINERY -- 1.1%
    1,898   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................      1,988
      582   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        598
    1,001   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        988
      806   Caterpillar Financial Services Corporation, MTN, Series F,
              2.625% 01/30/07.............................................        796
        7   Caterpillar Inc.,
              6.550% 05/01/11(a)..........................................          8
    1,403   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................      1,409
    2,074   John Deere Capital Corporation, MTN, Series D,
              3.625% 05/25/07.............................................      2,088
                                                                             --------
                                                                                7,875
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.3%
    1,847   Procter & Gamble Company,
              4.750% 06/15/07.............................................      1,924
                                                                             --------
            INSURANCE -- 1.9%
      645   AIG Sunamerica Global Financial,
              5.850% 08/01/08(@)..........................................        695
       16   Allstate Corporation,
              6.125% 02/15/12.............................................         18
    2,086   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................      2,097
      510   Marsh & McLennan Companies, Inc.,
              3.625% 02/15/08.............................................        511
    1,020   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        989
    1,524   MetLife, Inc.,
              5.375% 12/15/12.............................................      1,580
      256   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................        274
    1,853   Principal Life Global,
              6.250% 02/15/12(@)..........................................      2,046
    2,860   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................      3,178
      590   The Hartford Financial Services
              Group, Inc.,
              2.375% 06/01/06.............................................        584

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
 $  1,120   The Hartford Financial Services
              Group, Inc.,
              4.625% 07/15/13.............................................   $  1,100
      398   Unitrin Inc.,
              4.875% 11/01/10.............................................        395
                                                                             --------
                                                                               13,467
                                                                             --------
            INTEGRATED OIL -- 0.7%
    1,062   Conoco Funding Company,
              5.450% 10/15/06.............................................      1,113
    1,427   Conoco Funding Company,
              6.350% 10/15/11.............................................      1,591
    2,237   USX Corporation,
              6.650% 02/01/06.............................................      2,347
                                                                             --------
                                                                                5,051
                                                                             --------
            INVESTMENT SERVICES -- 3.6%
      910   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................        960
    1,829   Bear Stearns Companies Inc.,
              4.500% 10/28/10(a)..........................................      1,844
    1,889   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................      2,066
    1,210   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................      1,272
    1,597   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................      1,740
      315   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................        321
    2,503   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................      2,795
      347   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................        367
      742   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        754
    4,513   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................      4,979
      336   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        398
    2,596   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................      2,811
    1,591   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................      1,585
    1,360   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................      1,363
    1,050   Morgan Stanley,
              6.600% 04/01/12.............................................      1,171
      295   Morgan Stanley,
              5.300% 03/01/13.............................................        302
                                                                             --------
                                                                               24,728
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.2%
       12   Abbott Laboratories,
              5.625% 07/01/06.............................................         13
    1,445   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................      1,493
                                                                             --------
                                                                                1,506
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            METALS AND MINING -- 0.3%
 $  1,570   Alcoa Inc.,
              7.375% 08/01/10.............................................   $  1,831
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      491   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        503
                                                                             --------
            NATURAL GAS PIPELINES -- 0.9%
    1,065   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................      1,108
    1,415   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................      1,427
    1,829   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................      1,858
    1,311   Teppco Partners, LP,
              7.625% 02/15/12.............................................      1,521
                                                                             --------
                                                                                5,914
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
      827   Valero Energy Corporation,
              6.875% 04/15/12.............................................        931
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.6%
      577   International Paper Company,
              4.250% 01/15/09.............................................        579
    1,973   International Paper Company,
              5.850%** 10/30/12...........................................      2,085
    1,501   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................      1,672
                                                                             --------
                                                                                4,336
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.9%
    3,094   Gannett Company, Inc.,
              5.500% 04/01/07##...........................................      3,265
    1,247   News America Holdings Inc.,
              6.625% 01/09/08(a)..........................................      1,360
      967   News America Holdings Inc.,
              9.250% 02/01/13.............................................      1,242
      147   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................        146
                                                                             --------
                                                                                6,013
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.2%
    1,139   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................      1,279
                                                                             --------
            REAL ESTATE -- 0.4%
    1,550   EOP Operating LP,
              7.000% 07/15/11##...........................................      1,741
      978   EOP Operating LP,
              4.750% 03/15/14.............................................        944
      356   ERP Operating LP,
              5.200% 04/01/13.............................................        362
                                                                             --------
                                                                                3,047
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
              (REITS) -- 0.3%
 $  1,744   Camden Property Trust,
              5.375% 12/15/13.............................................   $  1,760
      612   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        664
                                                                             --------
                                                                                2,424
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 2.5%
    2,016   360 Communications Company,
              7.500% 03/01/06.............................................      2,146
      636   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................        768
    1,398   BellSouth Corporation,
              5.000% 10/15/06.............................................      1,451
       25   GTE California, Inc., Series H,
              7.650% 03/15/07.............................................         27
    2,587   SBC Communications Inc.,
              5.750% 05/02/06.............................................      2,701
      697   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        752
    3,121   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................      3,781
      331   Verizon Florida Inc., Series F,
              6.125% 01/15/13.............................................        353
    2,577   Verizon New England Inc.,
              6.500% 09/15/11.............................................      2,843
    2,533   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................      2,674
                                                                             --------
                                                                               17,496
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $275,844).............................................    284,706
                                                                             --------
            FOREIGN BONDS AND NOTES -- 4.4%
            BEVERAGES -- 0.4%
    2,439   Diageo Finance BV,
              3.000% 12/15/06.............................................      2,436
                                                                             --------
            BROADCASTING AND
              CABLE -- 0.0%+
      274   Rogers Cable Inc.,
              6.250% 06/15/13(a)..........................................        269
                                                                             --------
            BUILDING MATERIALS -- 0.2%
    1,151   Hanson Overseas BV,
              6.750% 09/15/05.............................................      1,194
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
      435   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................        436
                                                                             --------
            COMMERCIAL BANKING -- 0.2%
        2   Barclays Bank plc,
              7.400% 12/15/09.............................................          2
    1,700   Scotland International Finance,
              4.250% 05/23/13(@)..........................................      1,630
                                                                             --------
                                                                                1,632
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
 $    589   Transalta Corporation,
              5.750% 12/15/13.............................................   $    605
                                                                             --------
            FOOD PRODUCTS -- 0.1%
      745   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        779
                                                                             --------
            INTEGRATED OIL -- 0.4%
    1,293   BP Capital Markets,
              2.750% 12/29/06.............................................      1,289
    1,939   Pemex Project Funding Master Trust,
              7.875%** 02/01/09...........................................      2,162
                                                                             --------
                                                                                3,451
                                                                             --------
            METALS AND MINING -- 0.3%
       29   Alcan Inc.,
              6.450% 03/15/11.............................................         32
      641   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        649
      701   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        730
      769   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................        739
                                                                             --------
                                                                                2,150
                                                                             --------
            OIL REFINING AND MARKETING -- 0.4%
    2,421   Burlington Resources Finance,
              5.600% 12/01/06.............................................      2,539
                                                                             --------
            PHARMACEUTICALS -- 0.3%
    2,112   Glaxosmithkline Capital, plc,
              2.375% 04/16/07.............................................      2,076
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
    1,159   Thomson Corporation,
              5.250% 08/15/13.............................................      1,197
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
      397   Canadian National Railway Company,
              6.375% 10/15/11.............................................        441
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.6%
      943   British Telecommunications, plc,
              8.375% 12/15/10.............................................      1,137
    3,980   Deutsche Telekom International
              Finance BV,
              5.250% 07/22/13.............................................      4,073
    1,941   France Telecom SA,
              8.500%** 03/01/11...........................................      2,324

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $     11   Telefonos de Mexico, SA,
              4.500% 11/19/08.............................................   $     11
    3,625   Telus Corporation,
              7.500% 06/01/07.............................................      3,975
                                                                             --------
                                                                               11,520
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $30,292)..............................................     30,725
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 2.8%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.7%
    3,730   Bear Stearns Commercial Mortgage Securities, Series 2003-T12,
              Class A4,(a)
              4.680% 08/13/39.............................................      3,739
    2,624   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................      2,773
    2,818   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................      2,916
    3,218   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        371
    3,131   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................        252
   12,351   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        414
    7,949   Morgan Stanley Capital, Series 2003-IQ6, Class A4,
              4.970% 12/15/41##...........................................      8,079
   15,141   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              (purchased 02/26/98, cost $412)
              0.449%** 09/15/27(f)........................................        152
   17,927   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              (purchased 09/17/98, cost $225)
              0.305%** 03/15/29(f)........................................        134
                                                                             --------
                                                                               18,830
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.0%+
      260     3.199% 08/01/36.............................................        265
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.1%
      181     7.000% 05/15/12.............................................        193
       74     11.500% 06/15/13............................................         85
       50     10.000% 05/15/16-08/15/18...................................         56
       29     9.500% 09/15/16-12/15/20....................................         33
                                                                             --------
                                                                                  367
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $19,946)..............................................     19,462
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.5%
 $  2,023   Hellenic Republic,
              6.950% 03/04/08.............................................   $  2,261
    1,225   Korea Development Bank,
              7.250% 05/15/06.............................................      1,309
        5   Korea Development Bank,
              5.250% 11/16/06.............................................          5
      404   Ontario (Province of),
              7.000% 08/04/05.............................................        420
    3,188   Quebec (Province of),
              6.125% 01/22/11.............................................      3,535
      872   Republic of Chile,
              5.500% 01/15/13.............................................        909
    1,163   Republic of Italy,
              2.750% 12/15/06.............................................      1,162
      969   Republic of South Africa,
              6.500% 06/02/14.............................................      1,034
    3,001   United Mexican States,
              8.375% 01/14/11.............................................      3,519
    2,926   United Mexican States,
              6.375% 01/16/13.............................................      3,081
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $16,494)..............................................     17,235
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 8.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 1.1%
    3,791     2.375% 10/01/04##...........................................      3,791
    3,624     2.500% 03/15/06##...........................................      3,619
                                                                             --------
                                                                                7,410
                                                                             --------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 1.5%
    5,500     3.250% 08/15/05##...........................................      5,545
    1,800     3.625% 11/14/08.............................................      1,808
    3,500     3.875% 06/14/13.............................................      3,352
                                                                             --------
                                                                               10,705
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.5%
    3,749     3.875% 02/15/05.............................................      3,776
    1,437     2.375% 04/15/06.............................................      1,432
    1,750     5.750% 03/15/09.............................................      1,902
    2,136     6.625% 09/15/09.............................................      2,409
      700     4.500% 01/15/13.............................................        703
                                                                             --------
                                                                               10,222
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.5%
    3,949     2.875% 10/15/05.............................................      3,972
    2,082     2.625% 11/15/06.............................................      2,072
   20,775     5.250% 06/15/06-01/15/09....................................     22,006

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
 $  2,095     4.375% 09/15/12(a)..........................................   $  2,091
    1,500     4.125% 04/15/14(a)..........................................      1,445
                                                                             --------
                                                                               31,586
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $59,577)..............................................     59,923
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 26.9%
            U.S. TREASURY NOTES -- 22.5%
    2,500     1.625% 01/31/05.............................................      2,498
   10,000     1.500% 02/28/05.............................................      9,984
   33,000     1.625% 04/30/05.............................................     32,926
    6,000     1.250% 05/31/05.............................................      5,969
   15,000     1.875% 11/30/05##...........................................     14,934
   16,000     2.000% 05/15/06##...........................................     15,891
    7,000     4.625% 05/15/06.............................................      7,242
    2,000     2.750% 06/30/06.............................................      2,008
    2,500     2.375% 08/15/06(a)..........................................      2,492
    1,000     3.125% 05/15/07.............................................      1,008
      600     2.750% 08/15/07(a)..........................................        598
    5,100     3.250% 01/15/09(a)..........................................      5,102
    5,500     3.000% 02/15/09(a)..........................................      5,445
   10,000     3.125% 04/15/09.............................................      9,932
    5,200     3.875% 05/15/09.............................................      5,326
   11,500     3.500% 08/15/09.............................................     11,570
    7,000     4.250% 08/15/13.............................................      7,105
    5,200     4.000% 02/15/14.............................................      5,160
    4,000     4.750% 05/15/14(a)..........................................      4,199
    5,895     4.250% 08/15/14(a)..........................................      5,957
                                                                             --------
                                                                              155,346
                                                                             --------
            U.S. TREASURY STRIPS -- 4.4%
    4,000   Interest only,
              2.426%*** 05/15/06..........................................      3,846
    7,000   Principal only,
              1.943%*** 05/15/05..........................................      6,916
   20,000   Principal only,
              3.263%*** 11/15/08..........................................     17,497
    3,500   TIGR Receipts,
              4.209%*** 02/15/13..........................................      2,469
                                                                             --------
                                                                               30,728
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $185,573).............................................    186,074
                                                                             --------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 7.1%
              (Cost $49,032)
   49,032   Nations Cash Reserves, Capital Class Shares#..................   $ 49,032
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $712,286*)..................................     104.3%   722,404
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.3)%  (29,476)
                                                                             --------
            NET ASSETS..........................................     100.0%  $692,928
                                                                             ========

---------------

 * Federal income tax information: Net unrealized appreciation of $10,118 on investment securities was comprised of gross appreciation of $12,669 and depreciation of $2,551 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $712,286.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 (+)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $35,781.

 ##All or a portion of security segregated as collateral for futures contracts and TBA.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $34,488 and $34,676 respectively.

 (f)
   Restricted and illiquid security.

ABBREVIATIONS:

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.6%
            ASSET-BACKED -- OTHER -- 0.6%
              (Cost $6,982)
$   6,964   Gilroy Asset Receivable Loan,
              10.000% 09/30/14@...........................................   $    6,964
                                                                             ----------
 SHARES
---------
            COMMON STOCKS -- 1.9%
            AUTOMOTIVE -- 0.4%
  397,400   Goodyear Tire & Rubber Company!!(a)...........................        4,268
                                                                             ----------
            BROADCASTING AND CABLE -- 0.6%
  129,900   Comcast Corporation, Class A!!................................        3,668
  631,273   UnitedGlobalCom, Inc., Class A!!..............................        4,716
                                                                             ----------
                                                                                  8,384
                                                                             ----------
            CHEMICALS -- BASIC -- 0.0%+
      122   General Chemical Industrial Products Inc.!!(a)(e)(f)..........           17
                                                                             ----------
            HEALTH SERVICES -- 0.1%
      139   Fountain View Inc.!!(e)(f)....................................            2
  474,443   QuadraMed Corporation!!(f)....................................        1,300
                                                                             ----------
                                                                                  1,302
                                                                             ----------
            METALS AND MINING -- 0.2%
  711,489   ACP Holding Company!!@........................................        1,049
  158,250   Thermadyne Holdings Corporation!!(f)..........................        1,741
                                                                             ----------
                                                                                  2,790
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.3%
  187,915   Owens-Illinois, Inc.!!........................................        3,007
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.1%
  115,300   Abitibi-Consolidated Inc. ....................................          728
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.2%
   88,991   Globix Corporation!!@.........................................          289
    6,617   ICO Global Communications Holdings LTD.!!(f)..................            1
  275,617   Neon Communications, Inc.!!(a)(e)(f)..........................          345
    7,934   Remote Dynamics Inc.!!........................................            8
  427,622   US Unwired Inc.!!.............................................        1,146
                                                                             ----------
                                                                                  1,789
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $19,394)..............................................       22,285
                                                                             ----------
PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 2.5%
            AIRLINES -- 0.1%
$   2,885   Delta Air Lines, Inc.,
              8.000% 06/03/23@(a).........................................   $      847
                                                                             ----------
            BROADCASTING AND CABLE -- 0.0%+
    1,125   Adelphia Communications Corporation, Class A,
              6.000% 02/15/06(a)(b).......................................          304
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,480   Electronic Data Systems Corporation,
              3.875% 07/15/23.............................................        1,474
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.3%
    3,510   Providian Financial Corporation,
              3.250% 08/15/05.............................................        3,457
                                                                             ----------
            HEALTH SERVICES -- 1.0%
    8,605   Laboratory Corporation of America Holdings,
              1.760%*** 09/11/21..........................................        6,346
    3,500   Lincare Holdings Inc.,
              3.000% 06/15/33(a)..........................................        3,426
    1,420   Lincare Holdings Inc.,
              3.000% 06/15/33.............................................        1,390
                                                                             ----------
                                                                                 11,162
                                                                             ----------
            INSURANCE -- 0.1%
      900   Loews Corporation,
              3.125% 09/15/07.............................................          881
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.8%
    8,335   CIENA Corporation,
              3.750% 02/01/08(a)..........................................        7,105
    2,565   Riverstone Networks, Inc.,
              3.750% 12/01/06@(b).........................................        2,309
                                                                             ----------
                                                                                  9,414
                                                                             ----------
            SEMICONDUCTORS -- 0.1%
      790   LSI Logic Corporation,
              4.000% 11/01/06.............................................          776
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.0%+
    3,897   At Home Corporation,
              Series A,
              4.750% 12/15/06(b)..........................................          507
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $30,506)..............................................       28,822
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 65.2%
            AEROSPACE AND DEFENSE -- 1.4%
$     520   BE Aerospace, Inc.,
              8.500% 10/01/10.............................................   $      567
      980   BE Aerospace, Inc.,
              Series B,
              8.000% 03/01/08.............................................          968
    7,360   BE Aerospace, Inc.,
              Series B,
              8.875% 05/01/11(a)..........................................        7,451
      760   K & F Industries, Inc.,
              Series B,
              9.625% 12/15/10.............................................          846
    2,635   Sequa Corporation,
              Class A,
              9.000% 08/01/09.............................................        2,899
    3,115   Sequa Corporation,
              Series B,
              8.875% 04/01/08.............................................        3,379
                                                                             ----------
                                                                                 16,110
                                                                             ----------
            AIRLINES -- 2.0%
      846   American Airlines, Inc.,
              Series 2001-1,
              7.377% 05/23/19.............................................          508
    7,032   Continental Airlines, Inc.,
              Class B,
              7.875% 07/02/18(a)..........................................        6,622
    2,200   Delta Air Lines, Inc.,
              10.000% 08/15/08............................................          660
    4,295   Delta Air Lines, Inc.,
              10.375% 02/01/11(a).........................................        1,203
    2,165   Delta Air Lines, Inc.,
              9.750% 05/15/21(a)..........................................          530
      715   Delta Air Lines, Inc.,
              9.250% 03/15/22(a)..........................................          172
    2,635   Delta Air Lines, Inc.,
              10.375% 12/15/22(a).........................................          646
   10,549   Delta Air Lines, Inc.,
              8.300% 12/15/29(a)..........................................        2,479
    3,535   Northwest Airlines Inc.,
              8.875% 06/01/06(a)..........................................        2,969
    2,800   Northwest Airlines Inc.,
              9.875% 03/15/07(a)..........................................        2,114
    7,010   Northwest Airlines Inc.,
              10.000% 02/01/09(a).........................................        4,837
      277   Northwest Airlines Inc.,
              Series 1996-1,
              8.970% 01/02/15.............................................          175
                                                                             ----------
                                                                                 22,915
                                                                             ----------
            AUTOMOTIVE -- 3.6%
    4,310   ArvinMeritor, Inc.,
              8.750% 03/01/12.............................................        4,773
    5,425   Collins & Aikman Corporation,
              12.875% 08/24/12@(a)........................................        5,005
    3,720   Dana Corporation,
              7.000% 03/01/29.............................................        3,739
    4,300   Goodyear Tire & Rubber Company Credit Revolver,
              6.430%** 03/31/06(f)(g).....................................        4,344

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   1,905   Goodyear Tire & Rubber Company,
              6.625% 12/01/06(a)..........................................   $    1,981
      982   Goodyear Tire & Rubber Company,
              6.375% 03/15/08(a)..........................................          948
   10,570   Goodyear Tire & Rubber Company,
              11.000% 03/01/11@(a)........................................       11,943
    7,165   Mark IV Industries, Inc.,
              7.500% 09/01/07.............................................        6,771
    1,970   Tenneco Automotive Inc.,
              Series B,
              10.250% 07/15/13............................................        2,246
                                                                             ----------
                                                                                 41,750
                                                                             ----------
            BROADCASTING AND CABLE -- 3.2%
    1,755   Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(b).........................................        1,580
    3,595   Adelphia Communications Corporation, Class A,
              9.375% 11/15/09(a)(b).......................................        3,307
    8,685   Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)......................................        8,185
      205   Adelphia Communications Corporation, Series B,
              9.250% 10/01/05(b)..........................................          180
    4,900   Frontiervision Operating Partners LP,
              11.000% 10/15/06(b).........................................        6,101
    3,460   Frontiervision Operating Partners LP,
              11.875% 09/15/07(b).........................................        4,334
    1,135   Frontiervision Operating Partners LP, Series B,
              11.875% 09/15/07(b).........................................        1,422
    8,905   Paxson Communications Corporation,
              (0.000)% due 01/15/09
              12.250% beginning 01/15/06..................................        7,635
    2,410   Spanish Broadcasting System, Inc., Class A,
              9.625% 11/01/09.............................................        2,531
    1,355   Young Broadcasting Inc., Class A,
              8.500% 12/15/08.............................................        1,440
                                                                             ----------
                                                                                 36,715
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
    1,960   MMI Products, Inc.,
              Series B,
              11.250% 04/15/07(a).........................................        1,980
                                                                             ----------
            CHEMICALS -- BASIC -- 2.9%
    4,060   Equistar Chemicals, LP,
              7.550% 02/15/26.............................................        3,735
    4,115   Lyondell Chemical Company,
              9.500% 12/15/08.............................................        4,490
    1,830   Lyondell Chemical Company,
              10.500% 06/01/13(a).........................................        2,114
    1,980   Millennium America Inc.,
              7.000% 11/15/06.............................................        2,054
    3,525   Millennium America Inc.,
              7.625% 11/15/26.............................................        3,243

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$   4,000(h) Rockwood Specialties Group, Inc., Bank Loan,
              9.095%** 02/11/11(f)(g).....................................   $    4,968
    2,305   Rockwood Specialties Group, Inc., Bank Loan,
              9.710%** 02/11/11(f)(g).....................................        2,305
    8,140   Terra Capital Inc.,
              12.875% 10/15/08............................................       10,094
                                                                             ----------
                                                                                 33,003
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 1.1%
    4,530   Equistar Chemicals, LP,
              10.625% 05/01/11............................................        5,164
    1,735   FMC Corporation,
              10.250% 11/01/09............................................        2,026
    2,330   Foamex LP,
              10.750% 04/01/09(a).........................................        2,190
    2,790   Sovereign Specialty Chemicals, Inc.,
              11.875% 03/15/10............................................        2,943
                                                                             ----------
                                                                                 12,323
                                                                             ----------
            COMMERCIAL SERVICES -- 2.5%
    2,633   CB Richard Ellis Services Inc.,
              9.750% 05/15/10.............................................        2,982
    2,730   CB Richard Ellis Services Inc.,
              11.250% 06/15/11............................................        3,187
    4,630   Chemed Corporation,
              8.750% 02/24/11.............................................        4,769
    2,140   Dollar Financial Group Inc.,
              9.750% 11/15/11.............................................        2,268
    3,675   Geo Sub Corporation,
              11.000% 05/15/12@...........................................        3,473
      860   Great Lakes Dredge & Dock Company,
              7.750% 12/15/13.............................................          744
    3,580   Interline Brands Inc.,
              11.500% 05/15/11............................................        3,974
    4,745   Language Line Inc.,
              11.125% 06/15/12@...........................................        4,864
    2,380   MemberWorks Inc.,
              9.250% 04/01/14@............................................        2,338
                                                                             ----------
                                                                                 28,599
                                                                             ----------
            COMPUTER SERVICES -- 0.3%
    1,210   Electronic Data Systems Corporation,
              7.125% 10/15/09(a)..........................................        1,299
    1,065   Electronic Data Systems Corporation,
              7.450% 10/15/29.............................................        1,066
      525   Electronic Data Systems Corporation, Series B,
              6.500% 08/01/13.............................................          530
                                                                             ----------
                                                                                  2,895
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
    1,785   Stratus Technologies Inc.,
              10.375% 12/01/08(a).........................................        1,615
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONGLOMERATES -- 0.1%
$   1,485   Warner Music Group,
              7.375% 04/15/14@............................................   $    1,537
                                                                             ----------
            CONSTRUCTION -- 1.3%
    4,465   Dayton Superior Corporation,
              10.750% 09/15/08............................................        4,778
    5,850   The Shaw Group Inc.,
              10.750% 03/15/10(a).........................................        6,142
    2,398   URS Corporation,
              11.500% 09/15/09............................................        2,758
    1,219   URS Corporation, Series B,
              12.250% 05/01/09(a).........................................        1,298
                                                                             ----------
                                                                                 14,976
                                                                             ----------
            CONSUMER SERVICES -- 1.4%
    4,600   Jafra Cosmetics,
              10.750% 05/15/11............................................        5,210
    7,010   Protection One, Inc.,
              7.375% 08/15/05.............................................        6,948
    3,760   Protection One, Inc.,
              Series B,
              8.125% 01/15/09.............................................        3,328
                                                                             ----------
                                                                                 15,486
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.0%+
      585   Kmart Corporation,
              Series 1995K-3,
              8.540% 01/02/15(b)..........................................          190
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.4%
    2,175   Knowles Electronics Holdings, Inc.,
              13.125%** 10/15/09..........................................        2,289
    2,705   Viasystems Term Loan B,
              7.150%** 09/30/08(f)(g).....................................        2,723
                                                                             ----------
                                                                                  5,012
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.6%
    3,340   Invista,
              9.250% 05/01/12@............................................        3,565
    3,305   Mueller Group Inc.,
              10.000% 05/01/12@...........................................        3,570
                                                                             ----------
                                                                                  7,135
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 7.1%
    4,975   AES Corporation,
              7.750% 03/01/14.............................................        5,137
    6,930   AES Corporation,
              9.000% 05/15/15@(a).........................................        7,814
    4,763   AES Eastern Energy LP,
              Series 1999-A,
              9.000% 01/02/17.............................................        5,358
    1,175   AES Eastern Energy LP,
              Series 1999-B,
              9.670% 01/02/29.............................................        1,375
    1,599   Caithness Coso Funding Corporation,
              Series B,
              9.050% 12/15/09.............................................        1,759

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$     760   Calpine Corporation,
              7.625% 04/15/06(a)..........................................   $      703
    1,890   Calpine Corporation,
              8.750% 07/15/07(a)..........................................        1,498
    1,370   Calpine Corporation,
              7.750% 04/15/09(a)..........................................          877
   13,717   Calpine Corporation,
              8.500% 07/15/10@(a).........................................       10,494
    2,393   Cedar Brakes I LLC,
              Series B,
              8.500% 02/15/14.............................................        2,453
    5,594   Cedar Brakes II LLC,
              9.875% 09/01/13.............................................        6,181
    1,090   Consumers Energy Company,
              6.250% 09/15/06.............................................        1,149
      422   ESI Tractebel Acquisition Corporation, Series B,
              7.990% 12/30/11.............................................          436
    2,185   Mirant Americas Generation LLC,
              8.300% 05/01/11(b)..........................................        1,923
    1,670   Mirant Americas Generation LLC,
              8.500% 10/01/21(b)..........................................        1,461
    2,390   Mirant Americas Generation LLC,
              9.125% 05/01/31(a)(b).......................................        2,091
    1,400   Mirant Revolving Credit Facility (Citigroup),
              0.000% 01/15/05(b)(c)(f)(g).................................          855
    2,162   Mirant Revolving Credit Facility
              (J.P. Morgan Chase & Company),
              0.000% 07/17/05(b)(c)(f)(g).................................        1,421
      833   NRG Energy, Inc., (Credit Suisse First Boston)
              5.559%** 06/23/10(f)(g).....................................          855
    1,471   NRG Energy, Inc.,
              5.930%** 06/23/10(f)(g) (Credit Suisse First Boston)........        1,510
    7,870   NRG Energy, Inc.,
              8.000% 12/15/13@............................................        8,431
    5,375   PG&E Transmission Northwest,
              7.100% 06/01/05.............................................        5,496
    1,645   Reliant Energy Inc.,
              9.250% 07/15/10.............................................        1,766
      137   Salton Sea Funding, Series B,
              7.370% 05/30/05(f)..........................................          141
    4,390   Southern California Edison Company,
              8.000% 02/15/07.............................................        4,859
    3,224   Tiverton/Rumford Power Association,
              9.000% 07/15/18@............................................        2,353
    1,770   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        1,962
      375   Westar Energy, Inc.,
              7.125% 08/01/09.............................................          414
                                                                             ----------
                                                                                 80,772
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 2.4%
$  11,830   El Paso Production Holding Company,
              7.750% 06/01/13.............................................   $   11,859
    1,381   Energy Corporation of America,
              Series A,
              9.500% 05/15/07.............................................        1,326
    3,350   Forest Oil Corporation,
              8.000% 12/15/11(a)..........................................        3,760
      390   Newfield Exploration Company,
              7.625% 03/01/11.............................................          437
      390   Newfield Exploration Company,
              8.375% 08/15/12(a)..........................................          439
    1,960   Plains Exploration and Production Company, Series B,
              8.750% 07/01/12.............................................        2,200
    1,030   Stone Energy Corporation,
              8.250% 12/15/11.............................................        1,110
    1,695   Vintage Petroleum, Inc.,
              7.875% 05/15/11.............................................        1,814
    4,435   Vintage Petroleum, Inc.,
              8.250% 05/01/12.............................................        4,934
                                                                             ----------
                                                                                 27,879
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.6%
    6,475   American Real Estate Partners LP,
              8.125% 06/01/12@............................................        6,815
    3,965   Fremont General Corporation,
              Series B,
              7.875% 03/17/09.............................................        3,886
    2,290   LaBranche & Company Inc.,
              9.500% 05/15/09@(a).........................................        2,290
    4,670   LaBranche & Company Inc.,
              11.000% 05/15/12@...........................................        4,798
                                                                             ----------
                                                                                 17,789
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    1,425   Herbalife International, Inc., Class A,
              11.750% 07/15/10............................................        1,632
    3,465   National Beef Packing Company LLC,
              10.500% 08/01/11............................................        3,552
    1,290   Seminis, Inc.,
              10.250% 10/01/13............................................        1,438
    3,340   Swift & Company,
              10.125% 10/01/09............................................        3,666
    6,610   Swift & Company,
              12.500% 01/01/10............................................        7,303
                                                                             ----------
                                                                                 17,591
                                                                             ----------
            HEALTH SERVICES -- 2.4%
    6,000   AmeriPath, Inc.,
              10.500% 04/01/13............................................        6,120
    4,075   HCA Inc.,
              8.360% 04/15/24.............................................        4,543
    4,260   HCA Inc.,
              7.500% 11/15/95.............................................        4,117
       90   HCA Inc., MTN,
              7.750% 07/15/36.............................................           94

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- (CONTINUED)
$   8,560   Quintiles Transnational Corporation,
              10.000% 10/01/13............................................   $    9,074
    3,965   Vanguard Health Systems,
              9.000% 10/01/14@............................................        3,975
                                                                             ----------
                                                                                 27,923
                                                                             ----------
            HEAVY MACHINERY -- 0.4%
    4,365   JLG Industries, Inc.,
              8.250% 05/01/08.............................................        4,649
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.2%
    2,400   Fedders North America Inc.,
              9.875% 03/01/14.............................................        1,998
                                                                             ----------
            INSURANCE -- 0.6%
    5,775   Crum & Forster Holdings Corporation,
              10.375% 06/15/13............................................        6,164
    9,865   Lumbermens Mutual Casualty,
              9.150% 07/01/26@(b).........................................          247
      180   Lumbermens Mutual Casualty,
              8.300% 12/01/37@(b).........................................            5
    4,600   Lumbermens Mutual Casualty,
              8.450% 12/01/97@(b).........................................          115
                                                                             ----------
                                                                                  6,531
                                                                             ----------
            LODGING AND RECREATION -- 2.3%
    1,460   Gaylord Entertainment Company,
              8.000% 11/15/13.............................................        1,537
    3,230   ITT Corporation,
              7.375% 11/15/15.............................................        3,521
    1,015   ITT Corporation,
              7.750% 11/15/25.............................................        1,040
    2,627   Jacobs Entertainment, Inc.,
              11.875% 02/01/09............................................        2,969
    2,080   LCE Acquisition Corporation,
              9.000% 08/01/14@............................................        2,148
      720   Mandalay Resort Group,
              9.500% 08/01/08.............................................          828
    1,420   Prime Hospitality Corporation,
              Series B,
              8.375% 05/01/12.............................................        1,608
    1,210   Six Flags, Inc.,
              9.750% 04/15/13(a)..........................................        1,143
    2,655   Six Flags, Inc.,
              9.625% 06/01/14(a)..........................................        2,482
    7,910   Trump Atlantic City Associates,
              11.250% 05/01/06(a).........................................        6,823
      435   United Artists Theatre Circuit Inc.,
              Series 1995-A,
              9.300% 07/01/15(f)..........................................          444
    1,438   Venetian Casino Resort, LLC,
              11.000% 06/15/10............................................        1,664
                                                                             ----------
                                                                                 26,207
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- 0.4%
$   2,275   Fisher Scientific International Inc.,
              8.125% 05/01/12.............................................   $    2,536
    1,905   National Nephrology Associates, Inc.,
              9.000% 11/01/11@............................................        2,203
                                                                             ----------
                                                                                  4,739
                                                                             ----------
            METALS AND MINING -- 1.6%
    7,625   Allegheny Ludlum Corporation,
              6.950% 12/15/25.............................................        7,244
    5,490   Allegheny Technologies, Inc.,
              8.375% 12/15/11.............................................        5,847
    2,160   Commonwealth Industries, Inc.,
              10.750% 10/01/06............................................        2,165
    2,725   Thermadyne Holdings Corporation,
              9.250% 02/01/14.............................................        2,650
                                                                             ----------
                                                                                 17,906
                                                                             ----------
            NATURAL GAS PIPELINES -- 4.2%
    7,140   ANR Pipeline, Inc.,
              9.625% 11/01/21.............................................        8,497
      765   ANR Pipeline, Inc.,
              7.000% 06/01/25.............................................          782
    5,450   Dynegy Holdings Inc.,
              9.875% 07/15/10@............................................        6,159
    2,025   El Paso Corporation,
              7.000% 05/15/11(a)..........................................        1,954
      590   El Paso Corporation,
              7.500% 11/15/26.............................................          583
    2,660   El Paso Corporation,
              8.375%** 06/15/32...........................................        2,806
    1,280   El Paso Corporation, MTN,
              6.950% 12/15/07(a)..........................................        1,286
    1,600   El Paso Corporation, MTN,
              7.800% 08/01/31.............................................        1,404
    4,160   El Paso Corporation,
              Series A,
              7.625% 08/01/10.............................................        4,451
    4,089   El Paso Energy Partners,
              Series B,
              8.500% 06/01/11.............................................        4,595
      211   GulfTerra Energy Partners, L.P.,
              Series B,
              8.500% 06/01/10.............................................          246
    1,020   GulfTerra Energy Partners, LP,
              10.625% 12/01/12............................................        1,280
    5,370   Northwest Pipelines Corporation,
              7.125% 12/01/25.............................................        5,477
    1,315   Southern Natural Gas Company,
              7.350% 02/15/31.............................................        1,299
    3,410   Tennessee Gas Pipeline Company,
              7.000% 10/15/28.............................................        3,240
    1,105   Tennessee Gas Pipeline Company,
              8.375% 06/15/32.............................................        1,182

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS PIPELINES -- (CONTINUED)
$     230   Tennessee Gas Pipeline Company,
              7.625% 04/01/37.............................................   $      229
    2,740   Transcontinental Gas Pipe Line Corporation,
              7.250% 12/01/26.............................................        2,856
                                                                             ----------
                                                                                 48,326
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.5%
    6,995   IPC Acquisition Corporation,
              11.500% 12/15/09............................................        7,695
    4,390   Lucent Technologies Inc.,
              5.500% 11/15/08(a)..........................................        4,390
      805   Lucent Technologies Inc.,
              6.500% 01/15/28.............................................          652
    5,945   Lucent Technologies Inc.,
              6.450% 03/15/29.............................................        4,815
                                                                             ----------
                                                                                 17,552
                                                                             ----------
            OILFIELD SERVICES -- 0.9%
    1,640   Grant Prideco, Inc.,
              Series B,
              9.625% 12/01/07(a)..........................................        1,849
    5,155   Parker Drilling Company,
              9.625% 10/01/13(a)..........................................        5,748
      343   Parker Drilling Company,
              Series B,
              10.125% 11/15/09............................................          364
    2,485   Pride International, Inc.,
              7.375% 07/15/14@............................................        2,758
       55   Trico Marine Services, Inc.,
              8.875% 05/15/12(a)(b).......................................           24
                                                                             ----------
                                                                                 10,743
                                                                             ----------
            PACKAGING AND CONTAINERS -- 2.4%
    3,675   Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09.............................................        3,997
    2,080   Owens-Brockway Glass Containers, Inc.,
              7.750% 05/15/11.............................................        2,215
    5,440   Owens-Brockway Glass Containers, Inc.,
              8.750% 11/15/12.............................................        6,038
    4,160   Owens-Brockway Glass Containers, Inc.,
              8.250% 05/15/13.............................................        4,430
    6,480   Owens-Illinois, Inc.,
              8.100% 05/15/07(a)..........................................        6,804
    2,605   Owens-Illinois, Inc.,
              7.800% 05/15/18.............................................        2,527
    2,020   Tekni-Plex, Inc.,
              8.750% 11/15/13@(a).........................................        1,919
                                                                             ----------
                                                                                 27,930
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 2.8%
    1,515   Bowater Inc.,
              9.000% 08/01/09.............................................        1,669
    3,245   Georgia-Pacific Corporation,
              8.875% 02/01/10.............................................        3,797

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- (CONTINUED)
$   1,190   Georgia-Pacific Corporation,
              9.375% 02/01/13.............................................   $    1,401
    4,060   Georgia-Pacific Corporation,
              8.000% 01/15/24.............................................        4,618
      740   Georgia-Pacific Corporation,
              7.250% 06/01/28.............................................          766
    3,184   Georgia-Pacific Corporation,
              7.750% 11/15/29.............................................        3,423
   11,020   Georgia-Pacific Corporation,
              8.875% 05/15/31.............................................       13,361
    1,170   Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,223
    1,395   Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,458
                                                                             ----------
                                                                                 31,716
                                                                             ----------
            PHARMACEUTICALS -- 0.4%
    7,340   Pharma Intermediate,
              (0.000)% due 04/01/14
              11.500% beginning 04/01/09@.................................        4,624
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 2.6%
    2,570   American Color Graphics,
              10.000% 06/15/10............................................        1,979
      516   Dex Media East LLC,
              12.125% 11/15/12(a).........................................          642
    4,369   Hollinger Participation Trust,
              12.125% 11/15/10@(d)........................................        4,991
    4,490   Houghton Mifflin Company,
              7.200% 03/15/11.............................................        4,675
    1,780   Medianews Group Inc.,
              6.875% 10/01/13.............................................        1,838
    5,605   Morris Publishing Group LLC,
              7.000% 08/01/13.............................................        5,641
    4,299   Phoenix Color Corporation,
              10.375% 02/01/09............................................        4,127
    4,120   Vertis Inc.,
              9.750% 04/01/09.............................................        4,429
    1,461   Ziff Davis Media Inc., Series B,
              13.000% 08/12/09............................................        1,417
                                                                             ----------
                                                                                 29,739
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
    4,470   Crescent Real Estate Equities LP,
              9.250% 04/15/09.............................................        4,817
    4,475   Omega Healthcare Investors, Inc.,
              7.000% 04/01/14@............................................        4,542
                                                                             ----------
                                                                                  9,359
                                                                             ----------
            SEMICONDUCTORS -- 0.1%
      390   Amkor Technology, Inc.,
              7.125% 03/15/11.............................................          320
      485   Amkor Technology, Inc.,
              7.750% 05/15/13(a)..........................................          398
      390   ON Semiconductor Corporation,
              12.000% 03/15/10............................................          448
                                                                             ----------
                                                                                  1,166
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- 0.2%
$   2,155   UGS Corporation,
              10.000% 06/01/12@...........................................   $    2,349
                                                                             ----------
            STEEL -- 0.9%
    1,930   AK Steel Corporation,
              7.750% 06/15/12(a)..........................................        1,887
    4,005   UCAR Finance Inc.,
              10.250% 02/15/12............................................        4,585
    3,200   United States Steel LLC,
              10.750% 08/01/08............................................        3,776
                                                                             ----------
                                                                                 10,248
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.8%
    3,334   Alamosa Delaware Inc.,
              11.000% 07/31/10(a).........................................        3,776
    2,150   Alamosa Delaware Inc.,
              (0.000)% due 07/31/09
              12.000% beginning 07/31/05(a)...............................        2,215
    1,060   American Tower Escrow,
              7.980%*** 08/01/08..........................................          790
    1,145   COLO.COM,
              13.875% 03/15/10@(b)(e).....................................            0++
      525   Dobson Communications Corporation, Class A,
              10.875% 07/01/10............................................          378
    2,985   Dobson Communications Corporation, Class A,
              8.875% 10/01/13(a)..........................................        1,925
      555   Globix Corporation,
              11.000% 05/01/08@(d)........................................          510
      583   GT Telecom Racers Notes Trust,
              Series A,
              0.000%** 06/30/08(b)(c)(e)..................................            0++
      417   GT Telecom Racers Notes Trust, Series B,
              0.000%** 06/30/08(b)(c)(e)..................................            0++
    1,164   Loral Cyberstar Inc.,
              10.000% 07/15/06(b).........................................          920
    3,510   PanAmSat Corporation,
              9.000% 08/15/14@............................................        3,650
      665   Qwest Capital Funding, Inc.,
              7.750% 08/15/06.............................................          667
    2,050   Qwest Communications International Inc.,
              7.250% 02/15/11@(a).........................................        1,942
    4,435   Qwest Communications International Inc.,
              Series B,
              7.500% 11/01/08.............................................        3,969
    6,500   Qwest Communications Term B (Credit Suisse First Boston),
              6.950%** 06/30/10(f)(g).....................................        6,407
      165   Qwest Corporation,
              5.625% 11/15/08.............................................          162
    1,130   Qwest Corporation,
              9.125% 03/15/12@............................................        1,243
    1,410   Qwest Corporation,
              7.250% 09/15/25.............................................        1,269

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   6,055   Qwest Corporation,
              8.875% 06/01/31.............................................   $    5,979
    2,950   Qwest Corporation,
              7.125% 11/15/43.............................................        2,449
    3,379   Qwest Services Corporation,
              13.500%** 12/15/07@(a)......................................        3,844
    6,787   Qwest Services Corporation,
              14.000%** 12/15/10@.........................................        7,923
    6,279   Qwest Services Corporation,
              14.500%** 12/15/14@.........................................        7,598
    1,495   Syniverse Technologies Inc.,
              Series B,
              12.750% 02/01/09............................................        1,674
    3,535   Triton PCS Holdings Inc.,
              8.500% 06/01/13.............................................        3,208
    2,600   US Unwired Inc.,
              Series B,
              10.000% 06/15/12............................................        2,698
                                                                             ----------
                                                                                 65,196
                                                                             ----------
            TOBACCO -- 0.9%
    6,135   Commonwealth Brands, Inc.,
              9.750% 04/15/08@............................................        6,381
    3,685   Commonwealth Brands, Inc.,
              10.625% 09/01/08@(a)........................................        3,832
                                                                             ----------
                                                                                 10,213
                                                                             ----------
            UTILITIES -- MISCELLANEOUS -- 0.1%
      880   Sensus Metering Systems,
              8.625% 12/15/13.............................................          898
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $700,430).............................................      746,284
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 12.7%
            BROADCASTING AND CABLE -- 3.5%
    8,260   CanWest Media Inc., Series B,
              7.625% 04/15/13.............................................        8,880
   11,205(h) Ono Finance plc,
              10.500% 05/15/14@...........................................       13,918
    1,750   Quebecor Media Inc.,
              11.125% 07/15/11............................................        2,021
    2,620   Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/15/06..................................        2,528
    2,595   Rogers Cable Inc.,
              11.000% 12/01/15............................................        2,906
    6,060(i) Shaw Communications Inc., Class B,
              7.500% 11/20/13.............................................        4,929
    2,310(h) Telenet Communication NV,
              9.000% 12/15/13@............................................        3,020
    4,310   Telenet Group Holdings, NV,
              (0.000)% due 06/15/14
              11.50% beginning 12/15/08@(a)...............................        3,168
                                                                             ----------
                                                                                 41,370
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.3%
$   2,620   Acetex Corporation,
              10.875% 08/01/09............................................   $    2,882
       65   Marsulex Inc.,
              9.625% 07/01/08.............................................           64
                                                                             ----------
                                                                                  2,946
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.9%
   14,565   Calpine Canada Energy Finance,
              8.500% 05/01/08(a)..........................................       10,050
                                                                             ----------
            FOOD PRODUCTS -- 0.6%
    3,430   Burns Philp Capital Property Ltd.,
              10.750% 02/15/11............................................        3,790
    1,855   Burns Philp Capital Property Ltd.,
              9.500% 11/15/10.............................................        2,013
    7,895(h) Parmalat Finance Corporation, BV,
              6.250% 02/07/05(b)..........................................        1,471
                                                                             ----------
                                                                                  7,274
                                                                             ----------
            INSURANCE -- 0.2%
    3,125   Fairfax Financial Holdings Limited,
              7.750% 07/15/37.............................................        2,422
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.2%
    1,865   Gemstone Investors Ltd.,
              7.710% 10/31/04@............................................        1,867
                                                                             ----------
            OILFIELD SERVICES -- 1.3%
    4,525   J. Ray McDermott, S.A.,
              11.000% 12/15/13@(a)........................................        4,921
    3,546   Petroleum Geo-Services ASA,
              8.000% 11/05/06.............................................        3,625
    5,370   Petroleum Geo-Services ASA,
              10.000% 11/05/10............................................        6,082
                                                                             ----------
                                                                                 14,628
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.2%
    6,750   Crown Euro Holdings S.A.,
              9.500% 03/01/11.............................................        7,526
    5,285   Crown Euro Holdings S.A.,
              10.875% 03/01/13(a).........................................        6,144
                                                                             ----------
                                                                                 13,670
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.5%
      995   Abitibi-Consolidated Inc.,
              8.850% 08/01/30.............................................          985
    6,670   Norske Skog Canada Ltd., Series D,
              8.625% 06/15/11.............................................        7,236
    6,390   Tembec Industries, Inc.,
              8.625% 06/30/09.............................................        6,550
    1,145   Tembec Industries, Inc.,
              8.500% 02/01/11.............................................        1,197
    1,620   Tembec Industries, Inc.,
              7.750% 03/15/12.............................................        1,628
                                                                             ----------
                                                                                 17,596
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.8%
$     930   Hollinger Inc.,
              11.875% 03/01/11@...........................................   $      930
    3,945   Hollinger Inc.,
              12.875%** 03/01/11@.........................................        4,497
    3,800   Sun Media Corporation,
              7.625% 02/15/13.............................................        4,066
                                                                             ----------
                                                                                  9,493
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.6%
    1,315   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              11.750% 06/15/09............................................        1,328
    2,770   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              12.500% 06/15/12............................................        3,075
      230   Sea Containers Ltd., Series B,
              10.750% 10/15/06(a).........................................          236
      505   Sea Containers Ltd., Series B,
              7.875% 02/15/08(a)..........................................          495
    1,225   Stena AB,
              9.625% 12/01/12.............................................        1,367
                                                                             ----------
                                                                                  6,501
                                                                             ----------
            STEEL -- 0.5%
    4,666   Algoma Steel Inc.,
              11.000%** 12/31/09(f).......................................        5,179
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.1%
    4,340   Millicom International Cellular S.A.,
              10.000% 12/01/13@...........................................        4,362
    4,930   Mobifon Holdings BV
              12.500% 07/31/10............................................        5,767
    1,735   Rogers Cantel Inc.,
              9.750% 06/01/16.............................................        1,937
                                                                             ----------
                                                                                 12,066
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $132,314).............................................      145,062
                                                                             ----------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 0.8%
            TELECOMMUNICATIONS SERVICES -- 0.8%
              (Cost $7,343)
    9,840   Nortel Networks Corporation,
              4.250% 09/01/08(a)..........................................        9,496
                                                                             ----------
 SHARES
---------
            PREFERRED STOCKS -- 1.9%
            BROADCASTING AND CABLE -- 0.1%
    9,700   Paxson Communications Corporation(d)..........................          730
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
  216,900   QuadraMed Corporation@........................................   $    5,206
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.4%
   98,000   Haights Cross Communications Inc.!!(f)........................        4,925
      328   Ziff Davis Holdings Inc., Series E-1!!........................          171
                                                                             ----------
                                                                                  5,096
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.9%
   73,060   Sovereign REIT, Series A@.....................................       10,757
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.0%+
   30,035   NEON Communications, Inc.!!(e)(f).............................          338
                                                                             ----------
            TOTAL PREFERRED STOCKS
              (Cost $20,691)..............................................       22,127
                                                                             ----------
            WARRANTS -- 0.1%
  730,353   ACP Holding Company
              Expire 10/07/13!!@..........................................        1,076
    1,145   COLO.COM
              Expire 03/15/10!!@..........................................            0++
       52   General Chemical Industrial Products Inc., Class A
              Expire 03/31/11!!(a)(e)(f)..................................            1
       71   General Chemical Industrial Products Inc., Class B
              Expire 03/31/11!!(a)(e)(f)..................................            3
       98   Haights Cross Communications Inc.
              Expire 12/10/11!!(e)(f).....................................            0++
   93,550   Haights Cross Communications Inc.
              Expire 12/10/11!!(e)(f).....................................            1
    1,663   ICO Global Communications
              Expire 5/16/06!!............................................            0++
  275,617   NEON Communications, Inc.
              Expire 12/02/12!!(a)(e)(f)..................................            3
  180,266   NEON Communications, Inc., Preferred
              Expire 12/02/12!!(e)(f).....................................            2
  150,231   NEON Communications, Inc., Class A
              Expire 12/02/12!!(e)(f).....................................          188
    1,365   Ono Finance plc
              Expire 03/16/11!!@(e).......................................            0++
      220   Thermadyne Holdings Corporation
              Expire 05/23/06!!(e)(f).....................................            0++
      180   UbiquiTel Inc.
              Expire 04/15/10!!@..........................................            0++
   60,280   Ziff Davis Holdings Inc.
              Expire 08/12/12!!@..........................................           30
                                                                             ----------
            TOTAL WARRANTS
              (Cost $500).................................................        1,304
                                                                             ----------
 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 25.0%
              (Cost $285,642)
  285,642   Nations Cash Reserves, Capital Class Shares#..................   $  285,642
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,203,802*)................................     110.7%   1,267,986
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (10.7)%   (122,253)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,145,733
                                                                             ==========

---------------

 * Federal income tax information: Net unrealized appreciation of $64,184 on investment securities was comprised of gross appreciation of $90,544 and depreciation of $26,360 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $1,203,802.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $168,225.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $159,578 and $158,931, respectively.

 (b)
   Issuer in default.

 (c)
   Issuer in bankruptcy.

 (d)
   Payment in Kind ("PIK"). Interest or dividend payment is made with additional securities.

 (e)
   Fair valued security.

 (f)
   Restricted and illiquid security.

 (g)
   Loan participation agreement

 (h)
   Principal amount denominated in Euro.

 (i)
   Principal amount denominated in Canadian dollar.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST



  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                INTERMEDIATE       HIGH YIELD
                                                                BOND MASTER        BOND MASTER
                                                                 PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................   $      663,254    $       918,160
Affiliated investments, at cost.............................           49,032            285,642
                                                               --------------    ---------------
Non-affiliated investments, at value........................          673,372            982,344
Affiliated investments, at value............................           49,032            285,642
Receivable for investment securities sold...................               --             25,051
Dividends receivable........................................               15                120
Interest receivable.........................................            6,614             22,592
                                                               --------------    ---------------
Total assets................................................          729,033          1,315,749
                                                               --------------    ---------------
LIABILITIES:
Collateral on securities loaned.............................          (35,781)          (168,225)
Variation margin/due to broker..............................               (4)                --
Investment advisory fee payable.............................             (229)              (513)
Administration fee payable..................................               --                (47)
Due to custodian............................................              (18)              (516)
Payable for investment securities purchased.................               --               (618)
Accrued Trustees' fees and expenses.........................              (37)               (39)
Accrued expenses and other liabilities......................              (36)               (58)
                                                               --------------    ---------------
Total liabilities...........................................          (36,105)          (170,016)
                                                               --------------    ---------------
NET ASSETS..................................................   $      692,928    $     1,145,733
                                                               ==============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS MASTER INVESTMENT TRUST



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                               INTERMEDIATE        HIGH YIELD
                                                                   BOND               BOND
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       12,844     $       45,833
Dividends (Net of foreign withholding taxes of $0 and $1,
  respectively).............................................              --                151
Dividend income from affiliated funds.......................              89                427
Securities lending..........................................              28                166
                                                              --------------     --------------
    Total investment income.................................          12,961             46,577
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,410              3,120
Administration fee..........................................             176                284
Custodian fees..............................................              29                 49
Legal and audit fees........................................              24                 24
Trustees' fees and expenses.................................               9                  9
Interest expense............................................              --                  1
Other.......................................................               9                 13
                                                              --------------     --------------
    Total expenses..........................................           1,657              3,500
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................              --*                (3)
Fees waived by administrator (see Note 3)...................            (176)                --
                                                              --------------     --------------
    Net expenses............................................           1,481              3,497
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................          11,480             43,080
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          (1,223)            29,414
  Swap contracts............................................              69                 --
  Futures...................................................            (320)                --
  Written options...........................................             (78)                --
  Foreign currency and other net assets.....................              --                 99
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          (1,552)            29,513
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................         (10,754)           (34,886)
  Swap contracts............................................             (67)                --
  Futures...................................................            (354)                --
  Foreign currency and other net assets.....................               8                 17
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (11,167)           (34,869)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (12,719)            (5,356)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       (1,239)    $       37,724
                                                              ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                INTERMEDIATE BOND                  HIGH YIELD BOND
                                                                MASTER PORTFOLIO                  MASTER PORTFOLIO
                                                         -------------------------------   -------------------------------
                                                           SIX MONTHS                        SIX MONTHS
                                                             ENDED                             ENDED
                                                            9/30/04         YEAR ENDED        9/30/04         YEAR ENDED
                                                          (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
                                                         -----------------------------------------------------------------
(IN THOUSANDS)
Net investment income..................................  $       11,480   $       23,684   $       43,080   $       89,077
Net realized gain/(loss) on investments................          (1,552)          16,276           29,513           45,456
Net change in unrealized appreciation/(depreciation) of
  investments..........................................         (11,167)          (5,781)         (34,869)         106,780
                                                         --------------   --------------   --------------   --------------
Net increase/(decrease) in net assets resulting from
  operations...........................................          (1,239)          34,179           37,724          241,313
Contributions..........................................          47,974          162,098          251,029        1,083,816
Withdrawals............................................        (103,039)        (232,258)        (391,383)        (772,416)
                                                         --------------   --------------   --------------   --------------
Net increase/(decrease) in net assets..................         (56,304)         (35,981)        (102,630)         552,713
NET ASSETS:
Beginning of period....................................         749,232          785,213        1,248,363          695,650
                                                         --------------   --------------   --------------   --------------
End of period..........................................  $      692,928   $      749,232   $    1,145,733   $    1,248,363
                                                         ==============   ==============   ==============   ==============


  FINANCIAL HIGHLIGHTS


                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF         RATIO OF                        RATIO OF
                                                             OPERATING      NET INVESTMENT                     OPERATING
                                                              EXPENSES     INCOME/(LOSS) TO    PORTFOLIO      EXPENSES TO
                                                 TOTAL       TO AVERAGE      AVERAGE NET       TURNOVER         AVERAGE
                                                RETURN       NET ASSETS         ASSETS           RATE         NET ASSETS
                                              -----------------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2004# (unaudited).....      0.07%         0.42%(c)+        3.26%+            19%           0.47%(c)+
Year ended 3/31/2004........................      4.66          0.46(c)(d)       3.10             200            0.47(c)
Year ended 3/31/2003........................     10.85          0.47(c)(d)       3.70             122            0.47(c)
Year ended 3/31/2002........................      4.33          0.49(c)(d)       5.24             228            0.49(c)
Year ended 3/31/2001........................        --@         0.45(c)          6.61             118            0.46(c)
Period ended 3/31/2000......................        --@         0.54+            6.10+             90            0.55+
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2004# (unaudited).....      3.68%         0.62%(c)+        7.60%+            16%           0.62%(c)+
Year ended 3/31/2004........................     25.53          0.61(c)          7.85              51            0.61(c)
Year ended 3/31/2003........................      6.47          0.62(c)          9.76              50            0.62(c)
Year ended 3/31/2002........................      6.33          0.65(c)(d)       9.93              64            0.65(c)
Year ended 3/31/2001........................        --@         0.71            11.14              63            0.72
Period ended 3/31/2000(b)...................        --@         2.82+            5.16+             26            2.86+

---------------

 + Annualized.

(a)Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b)High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

 @ Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Bond Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

The following investors were invested in the Master Portfolios at September 30, 2004:

INTERMEDIATE BOND MASTER PORTFOLIO:
Nations Intermediate Bond Fund..............................  96.8%
Nations Intermediate Bond Fund (Offshore)...................   3.2%
HIGH YIELD BOND MASTER PORTFOLIO:
Nations High Yield Bond Fund................................  94.2%
Nations High Yield Bond Fund (Offshore).....................   5.8%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Intermediate Bond Master Portfolio may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies and for the purpose of yield enhancement in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures.

The Master Portfolio may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain the Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolio typically receives a premium from writing a put or call option, which would increase the Master Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security.

The Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolios had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Master Portfolios with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Loan Participations and Commitments: The High Yield Bond Master Portfolio may invest in Loan Participations. When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


between the Master Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL RATE
                                                              -----------
Intermediate Bond Master Portfolio..........................     0.40%
High Yield Bond Master Portfolio............................     0.55%

The Master Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BACAP and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% of the Master Portfolio's average daily net assets over $100 million and up to and including $200 million and 0.35% of the Master Portfolio's average daily net assets over $200 million.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned annual rates of 0.00% of Intermediate Bond and 0.05% of High Yield Bond Master Portfolios' average daily net assets (net of waivers) for its administration services.

BNY serves as the custodian of the Master Trust's assets.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                      ADMINISTRATION FEES
                                                               ADVISORY FEES            (EARNED BY BACAP
                                                             (EARNED BY BACAP)           DISTRIBUTORS)
                                                                   (000)                     (000)
                                                             --------------------------------------------------
Intermediate Bond Master Portfolio.........................         $10                       $ 5
High Yield Bond Master Portfolio...........................          44                        23

3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.05% of it administration fees for the Intermediate Bond Master Portfolio.

For the six months ended September 30, 2004, expenses of the Master Portfolios were reduced by $3,034 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $ 43,736     $ 45,805
High Yield Bond Master Portfolio............................   166,540      324,466

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              --------------------
Intermediate Bond Master Portfolio..........................   $86,892     $95,651
High Yield Master Portfolio.................................        --          --

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FUTURES CONTRACTS

At September 30, 2004, the Intermediate Bond Master Portfolio had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     457            $50,363             $50,613             $250
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      27              3,046               3,041               (5)
                                                                                                                        ----
  Total net unrealized appreciation.........................                                                            $245
                                                                                                                        ====

---------------

(a)Securities have been segregated as collateral for the Master Portfolio's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Intermediate Bond Master Portfolio for the six months ended September 30, 2004 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS*     (000)
------------------------------------------------------------------------------------
Outstanding at March 31, 2004...............................       --        $  --
Contracts opened............................................     1.12            7
Contracts closed............................................       --           --
Contracts expired...........................................    (1.12)          (7)
                                                                -----        -----
Outstanding at September 30, 2004...........................       --        $  --
                                                                =====        =====

---------------

 *1 contract = $1,000,000 notional amount.

7.  SWAP CONTRACTS

At September 30, 2004, the Intermediate Bond Master Portfolio had the following swap contracts outstanding:

                                                                                                            UNREALIZED
                                                              NOTIONAL      PAYMENTS        PAYMENTS      APPRECIATION/
                                                               AMOUNT         MADE         RECEIVED BY    (DEPRECIATION)
DESCRIPTION                                                    (000)       BY THE FUND      THE FUND          (000)
------------------------------------------------------------------------------------------------------------------------
Contract with
  Citigroup, effective April 18, 2003, expiring June 20,
    2008(a).................................................   $3,000          (b)           (b)               $10
Contract with
  Citigroup, effective April 23, 2003, expiring June 20,
    2008(a).................................................    3,000     3-month LIBOR       3.380%            57
                                                                                                               ---
Total unrealized appreciation...............................                                                   $67
                                                                                                               ===

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

8.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


(not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
High Yield Bond Master Portfolio............................      $144         1.49%

---------------

 *The average amount outstanding was based on daily balances in the period.

9.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by each Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the following Master Portfolios had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Intermediate Bond Master Portfolio..........................      $ 34,676           $ 35,781
High Yield Bond Master Portfolio............................       158,931            168,225

10.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Master Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at September 30, 2004 for the High Yield Bond Master Portfolio.

                                                                                                 MARKET
                                                                                  ACQUISITION     VALUE     PERCENTAGE
                                                                ACQUISITION          COST        9/30/04      OF NET
SECURITY                                                           DATE              (000)        (000)       ASSETS
----------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc.,
  11.000% due 12/31/09.....................................  03/12/01-06/20/01      $ 3,223      $ 5,179       0.1%
Fountain View, Inc. .......................................      09/03/03                --**          2       0.0*
General Chemical Industrial Products Inc.:
  Common Stock.............................................      05/24/04               210           17       0.0*
  Warrants, Class A, expires 03/31/11......................      05/24/04                 9            1       0.0*
  Warrants, Class B, expires 03/31/11......................      05/24/04                33            3       0.0*
Goodyear Tire & Rubber Company Credit Revolver,
  5.610% due 03/31/2006....................................      02/18/04             4,300        3,739       0.3

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                 MARKET
                                                                                  ACQUISITION     VALUE     PERCENTAGE
                                                                ACQUISITION          COST        9/30/04      OF NET
SECURITY                                                           DATE              (000)        (000)       ASSETS
----------------------------------------------------------------------------------------------------------------------
Haights Cross Communications Inc.:
  Preferred Stock..........................................      01/15/04           $ 4,561      $ 4,925       0.4%
  Warrants, expires 12/10/11...............................      01/15/04                --**         --**     0.0*
  Warrants, expires 12/10/11...............................      01/15/04                --            1       0.0*
ICO Global Communications Holdings LTD., Common Stock......      01/11/02                61            1       0.0*
Mirant Revolver Credit Facility:
  0.000% due 01/15/05......................................      04/11/03             1,400          855       0.1
  0.000% due 07/17/05......................................  12/19/03-09/24/04        1,736        1,421       0.1
NEON Communications, Inc.:
  Common Stock.............................................      07/01/03               244          345       0.0*
  Preferred Stock..........................................      12/04/02               338          338       0.0*
  Preferred Warrants, expires 12/02/12.....................      01/03/03                --            2       0.0*
  Warrants, expires 12/02/12...............................      07/01/03               244            3       0.0*
  Warrants, Class A, expires 12/02/12......................      12/04/02                --          188       0.0*
NRG Energy, Inc., Credit Agreement:
  5.559% due 06/23/10......................................      12/19/03               829          855       0.1
  7.000% due 06/23/10......................................      12/19/03             1,464        1,510       0.1
QuadraMed Corporation, Common Stock........................      04/26/04               541        1,300       0.1
Qwest Communications Term B,
  6.950% due 06/30/10......................................  05/23/03-06/12/03        6,393        6,407       0.6
Rockwood Specialities Group, Inc.,
  Bank Loan:
  9.095% due 02/11/11......................................      07/28/04             4,900        4,968       0.4
  9.710% due 02/11/11......................................      07/28/04             2,293        2,305       0.2
Salton Sea Funding, Series B,
  7.370% due 05/30/05......................................      01/22/01               135          141       0.0*
Thermadyne Holding Corporation:
  Common Stock.............................................      09/25/03             1,822        1,741       0.2
  Warrants, expires 5/23/06................................      06/18/03                --           --**     0.0*
United Artists Theatre Circuit Inc.,
  Series 1995-A
  9.300% due 07/01/15......................................  11/28/00-07/21/03          321          444       0.0*
Viasystems Term Loan B,
  7.150% due 09/30/08......................................  01/12/04-01/14/04        2,734        2,723       0.2
                                                                                    -------      -------       ---
TOTALS.....................................................                         $37,791      $39,414       2.9%
                                                                                    =======      =======       ===

---------------

 * Amount represents less than 0.1%.

 **Amount represents less than $500.

11.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2004, the High Yield Bond Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                              UNFUNDED COMMITMENT
BORROWER:                                                            (000)
---------------------------------------------------------------------------------
Mirant Revolving Credit Facility............................        $1,276
NRG Energy, Inc. ...........................................         1,300

12.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


FIXEDSAR
(9/04)

                                             Nations LifeGoal(R) Growth
                                             Portfolio

      NATIONS LIFEGOAL(R) PORTFOLIOS         Nations LifeGoal(R) Balanced
      ------------------------------------   Growth Portfolio
      Semiannual report for the period
      ended September 30, 2004               Nations LifeGoal(R) Income
                                             and Growth Portfolio

                                             Nations LifeGoal(R)
                                             Income Portfolio




                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations LifeGoal Growth Portfolio                             3
                                       Nations LifeGoal Balanced Growth Portfolio                    5
                                       Nations LifeGoal Income and Growth Portfolio                  7
                                       Nations LifeGoal Income Portfolio                             9
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                      11
                                       Statements of assets and liabilities                         15
                                       Statements of operations                                     16
                                       Statements of changes in net assets                          18
                                       Schedules of capital stock activity                          20
                                       Financial highlights                                         24
                                       Notes to financial statements                                32

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS LIFEGOAL

GROWTH PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  990.30              $1.25
Hypothetical**..............................................    $1,000.00         $1,023.82              $1.27
INVESTOR A
Actual......................................................    $1,000.00         $  988.50              $2.49
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR B
Actual......................................................    $1,000.00         $  985.30              $6.22
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33
INVESTOR C
Actual......................................................    $1,000.00         $  985.30              $6.22
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.25%, Investor A 0.50%, Investor B 1.25% and Investor C 1.25%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LIFEGOAL

GROWTH PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

82.1%  Domestic equity funds
17.9%  International equity funds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS LIFEGOAL

BALANCED GROWTH PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  977.00              $1.24
Hypothetical**..............................................    $1,000.00         $1,023.82              $1.27
INVESTOR A
Actual......................................................    $1,000.00         $  996.60              $2.50
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR B
Actual......................................................    $1,000.00         $  992.20              $6.24
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33
INVESTOR C
Actual......................................................    $1,000.00         $  992.30              $6.24
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.25%, Investor A 0.50%, Investor B 1.25% and Investor C 1.25%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LIFEGOAL

BALANCED GROWTH PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

50.5%  Domestic equity funds
39.6%  Fixed income funds
 9.9%  International equity funds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS LIFEGOAL

INCOME AND GROWTH PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  999.90              $1.25
Hypothetical**..............................................    $1,000.00         $1,023.82              $1.27
INVESTOR A
Actual......................................................    $1,000.00         $  997.80              $2.50
Hypothetical**..............................................    $1,000.00         $1,022.56              $2.54
INVESTOR B
Actual......................................................    $1,000.00         $  995.00              $6.25
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33
INVESTOR C
Actual......................................................    $1,000.00         $  994.10              $6.25
Hypothetical**..............................................    $1,000.00         $1,018.80              $6.33

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.25%, Investor A 0.50%, Investor B 1.25% and Investor C 1.25%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LIFEGOAL

INCOME AND GROWTH PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

64.5%  Fixed income funds
29.5%  Domestic equity funds
 6.0%  International equity funds

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS LIFEGOAL

INCOME PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,010.20              $2.12
Hypothetical**..............................................    $1,000.00         $1,022.96              $2.13
INVESTOR A
Actual......................................................    $1,000.00         $1,009.00              $3.37
Hypothetical**..............................................    $1,000.00         $1,021.71              $3.40
INVESTOR B
Actual......................................................    $1,000.00         $1,005.10              $7.14
Hypothetical**..............................................    $1,000.00         $1,017.95              $7.18
INVESTOR C
Actual......................................................    $1,000.00         $1,005.20              $7.14
Hypothetical**..............................................    $1,000.00         $1,017.95              $7.18

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.42%, Investor A 0.67%, Investor B 1.42% and Investor C 1.42%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS LIFEGOAL

INCOME PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

91.1%  Fixed income funds
 5.1%  Domestic equity fund
 3.8%  Money market fund

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS FUNDS

Nations LifeGoal Growth Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT
              COMPANIES** -- 100.0%
1,173,659   Nations International Value Fund, Primary A Class.............   $ 24,271
3,694,161   Nations Marsico Focused Equities Fund, Primary A Class........     61,729
2,915,471   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................     30,758
1,846,001   Nations MidCap Growth Fund, Primary A Class...................     20,749
1,774,635   Nations MidCap Value Fund, Primary A Class....................     22,485
  807,010   Nations Small Company Fund, Primary A Class...................     11,645
1,117,783   Nations SmallCap Value Fund, Primary A Class..................     13,123
1,866,291   Nations Strategic Growth Fund, Primary A Class................     21,220
8,603,450   Nations Value Fund, Primary A Class...........................    101,779
                                                                             --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $284,674)...................................              307,759
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $284,674*)..................................     100.0%   307,759
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       0.0%        79
                                                                             --------
            NET ASSETS..........................................     100.0%  $307,838
                                                                             ========

---------------

 *Federal income tax information (see Note 9).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LifeGoal Balanced Growth Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             AFFILIATED INVESTMENT COMPANIES** -- 99.9%
 8,665,359   Nations Bond Fund, Primary A Class............................   $ 86,740
 1,070,746   Nations Convertible Securities Fund, Primary A Class..........     18,353
 3,305,629   Nations High Yield Bond Fund, Primary A Class.................     31,536
 1,684,737   Nations International Value Fund, Primary A Class.............     34,840
 3,602,760   Nations Marsico Focused Equities Fund, Primary A Class........     60,202
 2,372,528   Nations Marsico International Opportunities Fund, Primary A
               Class.......................................................     25,030
 2,571,597   Nations MidCap Growth Fund, Primary A Class...................     28,905
 2,473,144   Nations MidCap Value Fund, Primary A Class....................     31,335
12,307,478   Nations Short-Term Income Fund, Primary A Class...............    122,090
 1,179,522   Nations Small Company Fund, Primary A Class...................     17,021
 1,636,466   Nations SmallCap Value Fund, Primary A Class..................     19,212
 2,080,766   Nations Strategic Growth Fund, Primary A Class................     23,658
 9,151,489   Nations Value Fund, Primary A Class...........................    108,262
                                                                              --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $565,731)...................................              607,184
                                                                              --------
             TOTAL INVESTMENTS
               (Cost $565,731*)..................................      99.9%   607,184
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)............       0.1%       411
                                                                              --------
             NET ASSETS..........................................     100.0%  $607,595
                                                                              ========

---------------

 *Federal income tax information (see Note 9).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations LifeGoal Income and Growth Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT
              COMPANIES** -- 99.9%
2,890,364   Nations Bond Fund, Primary A Class............................   $ 28,933
  444,331   Nations Convertible Securities Fund, Primary A Class..........      7,616
1,442,246   Nations High Yield Bond Fund, Primary A Class.................     13,759
  174,630   Nations International Value Fund, Primary A Class.............      3,611
  707,529   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................      7,464
8,051,265   Nations Short-Term Income Fund, Primary A Class...............     79,868
  243,643   Nations Small Company Fund, Primary A Class...................      3,516
  339,945   Nations SmallCap Value Fund, Primary A Class..................      3,991
1,455,204   Nations Strategic Growth Fund, Primary A Class................     16,546
2,054,864   Nations Value Fund, Primary A Class...........................     24,309
                                                                             --------
            TOTAL AFFILIATED INVESTMENT
              COMPANIES
              (Cost $180,196).............................................    189,613
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $180,196*)..................................      99.9%   189,613
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       0.1%       256
                                                                             --------
            NET ASSETS..........................................     100.0%  $189,869
                                                                             ========

---------------

 *Federal income tax information (see Note 9).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LifeGoal Income Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT
              COMPANIES** -- 100.0%
2,098,339   Nations Cash Reserves, Capital Class..........................   $ 2,098
  163,741   Nations Convertible Securities Fund, Primary A Class..........     2,806
1,723,331   Nations High Yield Bond Fund, Primary A Class.................    16,441
  815,722   Nations Mortgage and Asset-Backed Portfolio...................     8,214
2,589,871   Nations Short-Term Income Fund, Primary A Class...............    25,692
                                                                             -------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $55,286)....................................     100.0%   55,251
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $55,286*)...................................     100.0%   55,251
                                                                             -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.0)%      (3)
                                                                             -------
            NET ASSETS..........................................     100.0%  $55,248
                                                                             =======

---------------

 * Federal income tax information (see Note 9).

 **Mutual Funds registered under the Investment Company Act of
   1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                          LIFEGOAL           LIFEGOAL
                                                       LIFEGOAL           BALANCED          INCOME AND          LIFEGOAL
                                                        GROWTH             GROWTH             GROWTH             INCOME
                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    -----------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Affiliated investments, at cost...................  $      284,674     $      565,731     $      180,196     $       55,286
                                                    --------------     --------------     --------------     --------------
Affiliated investments, at value..................         307,759            607,184            189,613             55,251
Receivable for Fund shares sold...................             454              1,108                315                196
Dividends receivable..............................              --                445                224                 51
Receivable from investment advisor................              --                 --                 --                 12
Other assets......................................              --                 --                 --                  3
                                                    --------------     --------------     --------------     --------------
    Total assets..................................         308,213            608,737            190,152             55,513
                                                    --------------     --------------     --------------     --------------
LIABILITIES:
Investment advisory fee payable...................  $          (63)    $         (123)    $          (39)    $           --
Administration fee payable........................              --                 --                 --                 (7)
Payable for Fund shares redeemed..................            (194)              (710)               (94)              (220)
Accrued Trustees' fees and expenses...............              --                 --                 --                (13)
Shareholder servicing and distribution fees
  payable.........................................            (118)              (254)               (92)               (25)
Distributions payable.............................              --                (55)               (58)                --*
                                                    --------------     --------------     --------------     --------------
    Total liabilities.............................            (375)            (1,142)              (283)              (265)
                                                    --------------     --------------     --------------     --------------
NET ASSETS........................................  $      307,838     $      607,595     $      189,869     $       55,248
                                                    ==============     ==============     ==============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(loss)........  $         (143)    $        1,323     $          428     $           (3)
Accumulated net realized gain/(loss) on
  investments.....................................         (16,618)           (11,964)               422                270
Unrealized appreciation/(depreciation) on
  investments.....................................          23,085             41,453              9,417                (35)
Paid-in capital...................................         301,514            576,783            179,602             55,016
                                                    --------------     --------------     --------------     --------------
NET ASSETS........................................  $      307,838     $      607,595     $      189,869     $       55,248
                                                    ==============     ==============     ==============     ==============
PRIMARY A SHARES:
Net assets........................................  $  108,625,882     $  205,140,022     $   52,389,401     $      726,781
Number of shares outstanding......................       9,706,313         18,633,953          4,821,655             70,963
Net asset value and redemption price per share....  $        11.19     $        11.01     $        10.87     $        10.24
INVESTOR A SHARES:
Net assets........................................  $   73,793,993     $  122,902,639     $   37,249,342     $   31,399,199
Number of shares outstanding......................       6,615,742         11,145,767          3,408,848          3,067,377
Net asset value and redemption price per share....  $        11.15     $        11.03     $        10.93     $        10.24
Maximum sales charge..............................           5.75%              5.75%              5.75%              3.25%
Maximum offering price per share..................  $        11.83     $        11.70     $        11.60     $        10.58
INVESTOR B SHARES:
Net assets........................................  $  100,202,976     $  230,803,002     $   82,585,379     $   12,741,430
Number of shares outstanding......................       9,319,458         21,015,255          7,572,425          1,245,929
Net asset value and redemption price per share&...  $        10.75     $        10.98     $        10.91     $        10.23
INVESTOR C SHARES:
Net assets........................................  $   25,215,521     $   48,749,655     $   17,644,873     $   10,380,234
Number of shares outstanding......................       2,358,220          4,399,067          1,625,662          1,016,307
Net asset value and redemption price per share&...  $        10.69     $        11.08     $        10.85     $        10.21

---------------

*Amount represents less than $500.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


                                                                          LIFEGOAL           LIFEGOAL
                                                       LIFEGOAL           BALANCED          INCOME AND          LIFEGOAL
                                                        GROWTH             GROWTH             GROWTH             INCOME
                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends.........................................  $          896     $        5,048     $        2,188     $        1,069
                                                    --------------     --------------     --------------     --------------
    Total investment income.......................             896              5,048              2,188              1,069
                                                    --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee...........................             369                735                239                 26
Administration fee................................              --                 --                 --                 65
Transfer agent fees...............................              --                 --                 --                  9
Legal and audit fees..............................              --                 --                 --                 40
Registration and filing fees......................              --                 --                 --                 12
Trustees' fees and expenses.......................              --                 --                 --                 12
Printing expense..................................              --                 --                 --                  9
Other.............................................              --                 --                 --                 11
                                                    --------------     --------------     --------------     --------------
    Subtotal......................................             369                735                239                184
Shareholder servicing and distribution fees:
  Investor A Shares...............................              86                145                 44                 43
  Investor B Shares...............................             471              1,092                409                 57
  Investor C Shares...............................             113                221                 89                 48
                                                    --------------     --------------     --------------     --------------
    Total expenses................................           1,039              2,193                781                332
Fees waived by advisor, administrator, and/or
  distributor (see Note 3)........................              --                 --                 --                (65)
                                                    --------------     --------------     --------------     --------------
    Net expenses..................................           1,039              2,193                781                267
                                                    --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)......................            (143)             2,855              1,407                802
                                                    --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) on investments...........            (660)              (390)               807               (390)
Capital gains distributions received..............           1,959              4,444              1,158                662
Net change in unrealized
  appreciation/(depreciation) of investments......          (4,184)            (9,348)            (4,031)              (665)
                                                    --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.....................................          (2,885)            (5,294)            (2,066)              (393)
                                                    --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $       (3,028)    $       (2,439)    $         (659)    $          409
                                                    ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                  LIFEGOAL GROWTH PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $         (143)    $          115
Net realized gain/(loss) on investments.....................            (660)               570
Capital gain distributions received.........................           1,959                245
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (4,184)            65,237
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (3,028)            66,167
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (240)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                (94)
  Investor B Shares.........................................              --                (15)
  Investor C Shares.........................................              --                 (6)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Portfolio share
  transactions..............................................          27,890             93,992
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................          24,862            159,804
NET ASSETS:
Beginning of period.........................................         282,976            123,172
                                                              --------------     --------------
End of period...............................................  $      307,838     $      282,976
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $         (143)    $           --
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

(a)LifeGoal Income Portfolio commenced operations on September 4, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

LIFEGOAL BALANCED GROWTH PORTFOLIO    LIFEGOAL INCOME AND GROWTH PORTFOLIO       LIFEGOAL INCOME PORTFOLIO
-----------------------------------   -------------------------------------   -------------------------------
      SIX MONTHS                         SIX MONTHS                             SIX MONTHS
        ENDED                               ENDED                                 ENDED
       9/30/04         YEAR ENDED          9/30/04           YEAR ENDED          9/30/04        PERIOD ENDED
     (UNAUDITED)        3/31/04          (UNAUDITED)           3/31/04         (UNAUDITED)      3/31/2004(A)
-------------------------------------------------------------------------------------------------------------

    $        2,855   $        5,393    $        1,407      $        2,396     $          802   $          563
              (390)             (19)              807                 671               (390)              (3)
             4,444            1,069             1,158                 513                662               67

            (9,348)          96,989            (4,031)             17,851               (665)             630
    --------------   --------------    --------------      --------------     --------------   --------------

            (2,439)         103,432              (659)             21,431                409            1,257

            (1,151)          (3,610)             (535)             (1,006)               (25)             (45)
                --               (1)               --                  --                 --               --
              (523)          (1,308)             (306)               (526)              (526)            (438)
              (210)          (1,624)             (400)               (953)              (138)             (94)
               (44)            (256)              (87)               (177)              (117)             (66)


            (1,541)            (264)             (320)               (223)                --*              --
              (819)            (108)             (183)               (110)                (1)              --
            (1,562)            (218)             (449)               (335)                (1)              --
              (306)             (32)              (99)                (51)                --*              --

            40,292          187,937             2,772              78,771                 14           55,019
    --------------   --------------    --------------      --------------     --------------   --------------
            31,697          283,948              (266)             96,821               (385)          55,633

           575,898          291,950           190,135              93,314             55,633               --
    --------------   --------------    --------------      --------------     --------------   --------------
    $      607,595   $      575,898    $      189,869      $      190,135     $       55,248   $       55,633
    ==============   ==============    ==============      ==============     ==============   ==============

    $        1,323   $          396    $          428      $          349     $           (3)  $            1
    ==============   ==============    ==============      ==============     ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                      LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    933     $ 10,240       2,917    $ 29,355
  Issued as reinvestment of dividends.......................     --           --          21         228
  Redeemed..................................................   (998)     (10,942)     (1,095)    (10,965)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................    (65)    $   (702)      1,843    $ 18,618
                                                              =====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................  1,570     $ 17,224       3,899    $ 39,216
  Shares issued upon conversion from Investor B shares......      4           44           8          82
  Shares issued upon conversion from Investor C shares......     --           --           1           5
  Issued as reinvestment of dividends.......................     --           --           8          90
  Redeemed..................................................   (657)      (7,184)       (975)     (9,731)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................    917     $ 10,084       2,941    $ 29,662
                                                              =====     ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................  1,632     $ 17,326       4,280    $ 41,308
  Issued as reinvestment of dividends.......................     --           --           1          14
  Shares redeemed upon conversion into Investor A shares....     (4)         (44)         (8)        (82)
  Redeemed..................................................   (464)      (4,889)       (728)     (7,139)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................  1,164     $ 12,393       3,545    $ 34,101
                                                              =====     ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................    743     $  7,862       1,353    $ 13,292
  Issued as reinvestment of dividends.......................     --           --          --*          5
  Shares redeemed upon conversion into Investor A shares....     --           --          (1)         (5)
  Redeemed..................................................   (167)      (1,747)       (172)     (1,681)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................    576     $  6,115       1,180    $ 11,611
                                                              =====     ========      ======    ========
  Total net increase/(decrease).............................  2,592     $ 27,890       9,509    $ 93,992
                                                              =====     ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500 as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                  LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     860    $  9,347       2,764    $ 28,591
  Issued as reinvestment of dividends.......................     247       2,653         327       3,446
  Redeemed..................................................  (1,883)    (20,481)     (1,730)    (18,106)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (776)   $ (8,481)      1,361    $ 13,931
                                                              ======    ========      ======    ========
PRIMARY B SHARES:
  Sold......................................................      --    $     --          --    $     --
  Issued as reinvestment of dividends.......................      --          --          --*          1
  Redeemed..................................................      --          --         (33)       (355)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $     --         (33)   $   (354)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,370    $ 25,898       7,950    $ 82,884
  Shares issued upon conversion from Investor B shares......      25         270          55         607
  Shares issued upon conversion from Investor C shares......      --*         --*          1          16
  Issued as reinvestment of dividends.......................     117       1,259         121       1,209
  Redeemed..................................................  (1,306)    (14,222)     (2,480)    (26,314)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,206    $ 13,205       5,647    $ 58,402
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   3,521    $ 38,304      10,300    $105,507
  Issued as reinvestment of dividends.......................     159       1,682         164       1,766
  Shares redeemed upon conversion into Investor A shares....     (25)       (270)        (55)       (607)
  Redeemed..................................................  (1,317)    (14,232)     (1,756)    (18,323)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,338    $ 25,484       8,653    $ 88,343
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,315    $ 14,433       2,917    $ 30,767
  Issued as reinvestment of dividends.......................      25         263          21         230
  Shares redeemed upon conversion into Investor A shares....      --*         --*         (1)        (16)
  Redeemed..................................................    (423)     (4,612)       (316)     (3,366)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     917    $ 10,084       2,621    $ 27,615
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,685    $ 40,292      18,249    $187,937
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares or $500 as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     708    $  7,664       2,495    $ 26,625
  Issued as reinvestment of dividends.......................      77         829         111       1,171
  Redeemed..................................................  (1,310)    (14,206)       (724)     (7,698)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (525)   $ (5,713)      1,882    $ 20,098
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     798    $  8,677       2,314    $ 24,278
  Shares issued upon conversion from Investor B shares......      44         472          18         196
  Shares issued upon conversion from Investor C shares......      --          --           1           6
  Issued as reinvestment of dividends.......................      39         423          52         560
  Redeemed..................................................    (456)     (4,976)       (541)     (5,752)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     425    $  4,596       1,844    $ 19,288
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   1,071    $ 11,669       3,747    $ 39,241
  Issued as reinvestment of dividends.......................      72         771         128       1,363
  Shares redeemed upon conversion into Investor A shares....     (44)       (472)        (18)       (196)
  Redeemed..................................................    (789)     (8,539)     (1,140)    (12,129)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     310    $  3,429       2,717    $ 28,279
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     355    $  3,837       1,289    $ 13,579
  Issued as reinvestment of dividends.......................      14         145          17         188
  Shares redeemed upon conversion into Investor A shares....      --          --          (1)         (6)
  Redeemed..................................................    (327)     (3,522)       (248)     (2,655)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      42    $    460       1,057    $ 11,106
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     252    $  2,772       7,500    $ 78,771
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

                                                                      LIFEGOAL INCOME PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004        PERIOD ENDED
                                                                 (UNAUDITED)           MARCH 31, 2004
                                                              ------------------      -----------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................      21    $    214        242     $ 2,434
  Issued as reinvestment of dividends.......................      --          --         --          --
  Redeemed..................................................    (150)     (1,524)       (42)       (435)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................    (129)   $ (1,310)       200     $ 1,999
                                                              ======    ========      =====     =======
INVESTOR A SHARES:+
  Sold......................................................     889    $  9,037      3,857     $39,340
  Shares issued upon conversion from Investor B shares......       7          70         --*          3
  Issued as reinvestment of dividends.......................      44         449         36         371
  Redeemed..................................................  (1,362)    (13,833)      (404)     (4,147)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................    (422)   $ (4,277)     3,489     $35,567
                                                              ======    ========      =====     =======
INVESTOR B SHARES:+
  Sold......................................................     436    $  4,430        925     $ 9,421
  Issued as reinvestment of dividends.......................      11         111          7          74
  Shares redeemed upon conversion into Investor A shares....      (7)        (70)        --*         (3)
  Redeemed..................................................     (94)       (959)       (32)       (325)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................     346    $  3,512        900     $ 9,167
                                                              ======    ========      =====     =======
INVESTOR C SHARES:++
  Sold......................................................     311    $  3,158        821     $ 8,391
  Issued as reinvestment of dividends.......................       9          92          5          52
  Redeemed..................................................    (115)     (1,161)       (15)       (157)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................     205    $  2,089        811     $ 8,286
                                                              ======    ========      =====     =======
  Total net increase/(decrease).............................      --*   $     14      5,400     $55,019
                                                              ======    ========      =====     =======

---------------

 + LifeGoal Income Portfolio Primary A, Investor A and Investor B Shares commenced operations on September 4, 2003.

++ LifeGoal Income Portfolio Investor C Shares commenced operations on September
   5, 2003.

 * Amount represents less than 500 shares and/or $500 as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                                                                         NET INCREASE/
                                                                                           (DECREASE)
                                            NET ASSET                    NET REALIZED    IN NET ASSETS    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            ---------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.30        $ 0.02           $(0.13)          $(0.11)         $   --
Year ended 3/31/2004#.....................     7.82          0.05             3.46             3.51           (0.03)
Year ended 3/31/2003#.....................    10.68          0.04            (2.87)           (2.83)          (0.03)
Year ended 3/31/2002#.....................    10.38          0.03             0.31             0.34           (0.04)
Year ended 3/31/2001......................    15.50          0.09            (2.29)           (2.20)          (0.07)
Year ended 3/31/2000#.....................    12.15          0.04             3.88             3.92           (0.18)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.28        $ 0.01           $(0.14)          $(0.13)         $   --
Year ended 3/31/2004#.....................     7.82          0.02             3.46             3.48           (0.02)
Year ended 3/31/2003#.....................    10.68          0.02            (2.87)           (2.85)          (0.01)
Year ended 3/31/2002#.....................    10.39            --##           0.32             0.32           (0.03)
Year ended 3/31/2001......................    15.48          0.07            (2.26)           (2.19)          (0.05)
Year ended 3/31/2000#.....................    12.16          0.01             3.87             3.88           (0.17)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.91        $(0.03)          $(0.13)          $(0.16)         $   --
Year ended 3/31/2004#.....................     7.61         (0.05)            3.35             3.30              --##
Year ended 3/31/2003#.....................    10.46         (0.04)           (2.81)           (2.85)             --
Year ended 3/31/2002#.....................    10.23         (0.07)            0.30             0.23              --##
Year ended 3/31/2001......................    15.35          0.02            (2.28)           (2.26)          (0.01)
Year ended 3/31/2000#.....................    12.13         (0.08)            3.84             3.76           (0.15)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.85        $(0.03)          $(0.13)          $(0.16)         $   --
Year ended 3/31/2004#.....................     7.57         (0.04)            3.32             3.28              --##
Year ended 3/31/2003#.....................    10.40         (0.04)           (2.79)           (2.83)             --
Year ended 3/31/2002#.....................    10.18         (0.07)            0.29             0.22              --##
Year ended 3/31/2001......................    15.30          0.03            (2.29)           (2.26)          (0.01)
Year ended 3/31/2000#.....................    12.09         (0.08)            3.83             3.75           (0.15)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a)Reflects overall Portfolio ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

                                                                                                               WITHOUT WAIVERS
                                                                                                               AND/OR EXPENSE
                                                                                                               REIMBURSEMENTS
                                                                                                               ---------------
                                                                     RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)       ASSETS+++      NET ASSETS       RATE         ASSETS+++
------------------------------------------------------------------------------------------------------------------------------


   $   --          $   --        $11.19       (0.97)%   $108,626     0.25%+            0.34%+           2%        0.25%+
       --           (0.03)        11.30       44.84      110,400       0.25            0.45             6           0.25
       --           (0.03)         7.82      (26.53)      61,985       0.25            0.45            13           0.25
       --           (0.04)        10.68        3.30       75,284       0.25            0.25            33           0.25
    (2.85)          (2.92)        10.38      (16.52)      66,504       0.25            0.81            58           0.25
    (0.39)          (0.57)        15.50       32.94       15,265       0.25            0.34           161           0.25

   $   --          $   --        $11.15       (1.15)%   $ 73,794     0.50%+            0.11%+           2%        0.50%+
       --           (0.02)        11.28       44.51       64,267       0.50            0.20             6           0.50
       --           (0.01)         7.82      (26.68)      21,559       0.50            0.20            13           0.50
       --           (0.03)        10.68        3.04       16,967       0.50            0.00            33           0.50
    (2.85)          (2.90)        10.39      (16.50)       9,728       0.50            0.56            58           0.50
    (0.39)          (0.56)        15.48       32.67        4,528       0.50            0.09           161           0.50

   $   --          $   --        $10.75       (1.47)%   $100,203     1.25%+           (0.66)%+(a)       2%        1.25%+
       --              --##       10.91       43.39       88,969       1.25           (0.55)            6           1.25
       --              --          7.61      (27.25)      35,069       1.25           (0.55)           13           1.25
       --              --##       10.46        2.25       29,079       1.25           (0.75)           33           1.25
    (2.85)          (2.86)        10.23      (17.18)      14,753       1.25           (0.19)           58           1.25
    (0.39)          (0.54)        15.35       31.68        8,972       1.25           (0.66)          161           1.25

   $   --          $   --        $10.69       (1.47)%   $ 25,216     1.25%+           (0.66)%+(a)       2%        1.25%+
       --              --##       10.85       43.38       19,340       1.25           (0.55)            6           1.25
       --              --          7.57      (27.21)       4,559       1.25           (0.55)           13           1.25
       --              --##       10.40        2.16        3,436       1.25           (0.75)           33           1.25
    (2.85)          (2.86)        10.18      (17.18)       2,198       1.25           (0.19)           58           1.25
    (0.39)          (0.54)        15.30       31.65        1,485       1.25           (0.66)          161           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                         NET INCREASE/
                                                                                           (DECREASE)
                                            NET ASSET                    NET REALIZED    IN NET ASSETS    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            ---------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.18         $0.08           $(0.11)          $(0.03)         $(0.06)
Year ended 3/31/2004#.....................     8.77          0.17             2.44             2.61           (0.19)
Year ended 3/31/2003#.....................    10.38          0.18            (1.58)           (1.40)          (0.21)
Year ended 3/31/2002#.....................    10.33          0.31             0.16             0.47           (0.31)
Year ended 3/31/2001......................    11.97          0.44            (0.71)           (0.27)          (0.42)
Year ended 3/31/2000#.....................    10.80          0.36             1.54             1.90           (0.44)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $11.20         $0.07           $(0.11)          $(0.04)         $(0.05)
Year ended 3/31/2004#.....................     8.79          0.15             2.44             2.59           (0.17)
Year ended 3/31/2003#.....................    10.41          0.16            (1.59)           (1.43)          (0.19)
Year ended 3/31/2002#.....................    10.35          0.27             0.19             0.46           (0.29)
Year ended 3/31/2001......................    11.99          0.40            (0.69)           (0.29)          (0.40)
Year ended 3/31/2000#.....................    10.82          0.34             1.53             1.87           (0.41)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $11.16         $0.03           $(0.12)          $(0.09)         $(0.01)
Year ended 3/31/2004#.....................     8.77          0.07             2.43             2.50           (0.10)
Year ended 3/31/2003#.....................    10.39          0.09            (1.57)           (1.48)          (0.14)
Year ended 3/31/2002#.....................    10.35          0.20             0.17             0.37           (0.22)
Year ended 3/31/2001......................    12.00          0.32            (0.70)           (0.38)          (0.32)
Year ended 3/31/2000#.....................    10.82          0.26             1.54             1.80           (0.33)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $11.26         $0.03           $(0.12)          $(0.09)         $(0.01)
Year ended 3/31/2004#.....................     8.85          0.08             2.45             2.53           (0.11)
Year ended 3/31/2003#.....................    10.49          0.09            (1.60)           (1.51)          (0.13)
Year ended 3/31/2002#.....................    10.44          0.20             0.18             0.38           (0.22)
Year ended 3/31/2001......................    12.09          0.34            (0.73)           (0.39)          (0.31)
Year ended 3/31/2000#.....................    10.92          0.26             1.55             1.81           (0.35)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 (a)Reflects overall Portfolio ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                                                               WITHOUT WAIVERS
                                                                                                               AND/OR EXPENSE
                                                                                                               REIMBURSEMENTS
                                                                                                               ---------------
                                                                     RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)       ASSETS+++      NET ASSETS       RATE         ASSETS+++
------------------------------------------------------------------------------------------------------------------------------


   $(0.08)         $(0.14)       $11.01       (0.23)%   $205,140       0.25%+          1.45%+           2%          0.25%+
    (0.01)          (0.20)        11.18       29.95      216,997       0.25            1.63            24           0.25
        --          (0.21)         8.77      (13.51)     158,377       0.25            1.97            26           0.25
    (0.11)          (0.42)        10.38        4.65      195,436       0.25            3.02           117           0.25
    (0.95)          (1.37)        10.33       (2.39)     194,842       0.25            3.69           106           0.25
    (0.29)          (0.73)        11.97       18.34       13,325       0.25            3.37           124           0.25

   $(0.08)         $(0.13)       $11.03       (0.34)%   $122,903       0.50%+          1.20%+(a)        2%          0.50%+
    (0.01)          (0.18)        11.20        29.6      111,325       0.50            1.38            24           0.50
        --          (0.19)         8.79      (13.77)      37,750       0.50            1.72            26           0.50
    (0.11)          (0.40)        10.41        4.52       11,343       0.50            2.77           117           0.50
    (0.95)          (1.35)        10.35       (2.61)       4,308       0.50            3.44           106           0.50
    (0.29)          (0.70)        11.99       18.03        2,298       0.50            3.12           124           0.50

   $(0.08)         $(0.09)       $10.98       (0.78)%   $230,803       1.25%+          0.45%+(a)        2%          1.25%+
    (0.01)          (0.11)        11.16       28.63      208,372       1.25            0.63            24           1.25
        --          (0.14)         8.77      (14.33)      87,911       1.25            0.97            26           1.25
    (0.11)          (0.33)        10.39        3.62       33,519       1.25            2.02           117           1.25
    (0.95)          (1.27)        10.35       (3.37)      13,676       1.25            2.69           106           1.25
    (0.29)          (0.62)        12.00       17.26        9,789       1.25            2.37           124           1.25

   $(0.08)         $(0.09)       $11.08       (0.77)%   $ 48,750       1.25%+          0.45%+(a)        2%          1.25%+
    (0.01)          (0.12)        11.26       28.67       39,204       1.25            0.63            24           1.25
        --          (0.13)         8.85      (14.41)       7,620       1.25            0.97            26           1.25
    (0.11)          (0.33)        10.49        3.66        3,655       1.25            2.02           117           1.25
    (0.95)          (1.26)        10.44       (3.43)       1,613       1.25            2.69           106           1.25
    (0.29)          (0.64)        12.09       17.22        2,092       1.25            2.37           124           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                          NET INCREASE/
                                                                                            (DECREASE)
                                            NET ASSET                     NET REALIZED    IN NET ASSETS    DISTRIBUTIONS
                                              VALUE          NET         AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS       OPERATIONS        INCOME
                                            ----------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.04         $0.11            $(0.11)          $   --##        $(0.11)
Year ended 3/31/2004......................     9.62          0.23              1.49             1.72           (0.24)
Year ended 3/31/2003......................    10.35          0.27             (0.71)           (0.44)          (0.26)
Year ended 3/31/2002......................    10.37          0.40             (0.01)            0.39           (0.36)
Year ended 3/31/2001......................    10.63          0.52             (0.04)            0.48           (0.50)
Year ended 3/31/2000......................    10.86          0.49              0.02             0.51           (0.51)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.11         $0.10            $(0.13)          $(0.03)         $(0.09)
Year ended 3/31/2004......................     9.67          0.22              1.50             1.72           (0.22)
Year ended 3/31/2003......................    10.41          0.24             (0.71)           (0.47)          (0.24)
Year ended 3/31/2002......................    10.43          0.36              0.01             0.37           (0.34)
Year ended 3/31/2001......................    10.69          0.51             (0.06)            0.45           (0.47)
Year ended 3/31/2000......................    10.89          0.48              0.03             0.51           (0.48)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $11.08         $0.06            $(0.12)          $(0.06)         $(0.05)
Year ended 3/31/2004......................     9.66          0.13              1.50             1.63           (0.15)
Year ended 3/31/2003......................    10.41          0.17             (0.71)           (0.54)          (0.18)
Year ended 3/31/2002......................    10.44          0.29                --             0.29           (0.27)
Year ended 3/31/2001......................    10.70          0.43             (0.06)            0.37           (0.39)
Year ended 3/31/2000......................    10.89          0.41              0.03             0.44           (0.40)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $11.03         $0.06            $(0.13)          $(0.07)         $(0.05)
Year ended 3/31/2004......................     9.62          0.13              1.49             1.62           (0.15)
Year ended 3/31/2003......................    10.37          0.17             (0.71)           (0.54)          (0.18)
Year ended 3/31/2002......................    10.40          0.29                --             0.29           (0.27)
Year ended 3/31/2001......................    10.67          0.43             (0.07)            0.36           (0.39)
Year ended 3/31/2000......................    10.90          0.40              0.03             0.43           (0.43)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01.

 (a)Reflects overall Portfolio ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                                                                WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                                ---------------
                                                                      RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                   END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF       TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++      (000)       ASSETS+++      NET ASSETS       RATE         ASSETS+++
-------------------------------------------------------------------------------------------------------------------------------


   $(0.06)         $(0.17)       $10.87       (0.01)%    $52,389        0.25%+          2.02%+           8%          0.25%+
    (0.06)          (0.30)        11.04       18.08       59,040        0.25            2.20            14           0.25
    (0.03)          (0.29)         9.62       (4.22)      33,316        0.25            2.72            34           0.25
    (0.05)          (0.41)        10.35        3.83       25,906        0.25            3.81            37           0.25
    (0.24)          (0.74)        10.37        4.60       15,297        0.25            5.05            35           0.25
    (0.23)          (0.74)        10.63        4.91        4,736        0.25            4.78            96           0.25

   $(0.06)         $(0.15)       $10.93       (0.22)%    $37,249        0.50%+          1.77%+(a)        8%          0.50%+
    (0.06)          (0.28)        11.11       17.93       33,141        0.50            1.95            14           0.50
    (0.03)          (0.27)         9.67       (4.49)      11,027        0.50            2.47            34           0.50
    (0.05)          (0.39)        10.41        3.56        4,241        0.50            3.56            37           0.50
    (0.24)          (0.71)        10.43        4.33        1,487        0.50            4.80            35           0.50
    (0.23)          (0.71)        10.69        4.93          789        0.50            4.53            96           0.50

   $(0.06)         $(0.11)       $10.91       (0.50)%    $82,585        1.25%+          1.02%+(a)        8%          1.25%+
    (0.06)          (0.21)        11.08       16.94       80,486        1.25            1.20            14           1.25
    (0.03)          (0.21)         9.66       (5.20)      43,905        1.25            1.72            34           1.25
    (0.05)          (0.32)        10.41        2.77       13,926        1.25            2.81            37           1.25
    (0.24)          (0.63)        10.44        3.55        5,391        1.25            4.05            35           1.25
    (0.23)          (0.63)        10.70        4.25        4,645        1.25            3.78            96           1.25

   $(0.06)         $(0.11)       $10.85       (0.59)%    $17,645        1.25%+          1.02%+(a)        8%          1.25%+
    (0.06)          (0.21)        11.03       16.95       17,469        1.25            1.20            14           1.25
    (0.03)          (0.21)         9.62       (5.23)       5,066        1.25            1.72            34           1.25
    (0.05)          (0.32)        10.37        2.77        1,829        1.25            2.81            37           1.25
    (0.24)          (0.63)        10.40        3.50        1,051        1.25            4.05            35           1.25
    (0.23)          (0.66)        10.67        4.11          848        1.25            3.78            96           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                                                                          NET INCREASE/
                                                                                            (DECREASE)
                                            NET ASSET                     NET REALIZED    IN NET ASSETS    DISTRIBUTIONS
                                              VALUE          NET         AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS       OPERATIONS        INCOME
                                            ----------------------------------------------------------------------------
LIFEGOAL INCOME PORTFOLIO
PRIMARY A SHARES*
Six months ended 9/30/2004 (unaudited)....   $10.31         $0.17            $(0.07)          $0.10           $(0.17)
Period ended 3/31/2004....................    10.00          0.23              0.30            0.53            (0.22)
INVESTOR A SHARES*
Six months ended 9/30/2004 (unaudited)....   $10.31         $0.16            $(0.07)          $0.09           $(0.16)
Period ended 3/31/2004....................    10.00          0.21              0.30            0.51            (0.20)
INVESTOR B SHARES*
Six months ended 9/30/2004 (unaudited)....   $10.30         $0.12            $(0.07)          $0.05           $(0.12)
Period ended 3/31/2004....................    10.00          0.16              0.31            0.47            (0.17)
INVESTOR C SHARES**
Six months ended 9/30/2004 (unaudited)....   $10.28         $0.12            $(0.07)          $0.05           $(0.12)
Period ended 3/31/2004....................    10.00          0.16              0.29            0.45            (0.17)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Income Portfolio Primary A, Investor A and Investor B Shares commenced investment operations on September 4, 2003.

 ** LifeGoal Income Portfolio Investor C Shares commenced operations on
    September 5, 2003.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01.

 (a)Reflects overall Portfolio ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                                                               WITHOUT WAIVERS
                                                                                                               AND/OR EXPENSE
                                                                                                               REIMBURSEMENTS
                                                                                                               ---------------
                                                                     RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)       ASSETS+++      NET ASSETS       RATE         ASSETS+++
------------------------------------------------------------------------------------------------------------------------------


    $  --##        $(0.17)       $10.24       1.02%     $   727        0.42%+          3.25%+         24%           0.65%+
     0.00           (0.22)        10.31       5.31        2,060        0.42+           3.39+           5            0.92+

    $  --##        $(0.16)       $10.24       0.90%     $31,399        0.67%+          3.00%+(a)      24%           0.90%+
     0.00           (0.20)        10.31       5.18       35,964        0.67+           3.14+           5            1.17+

    $  --##        $(0.12)       $10.23       0.51%     $12,741        1.42%+          2.25%+(a)      24%           1.65%+
     0.00           (0.17)        10.30       4.70        9,269        1.42+           2.39+           5            1.92+

    $  --##        $(0.12)       $10.21       0.52%     $10,380        1.42%+          2.25%+(a)      24%           1.65%+
     0.00           (0.17)        10.28       4.49        8,340        1.42+           2.39+           5            1.92+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate Portfolios. These financial statements pertain only to the LifeGoal Portfolios of Funds Trust:
LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, LifeGoal Income and Growth Portfolio and LifeGoal Income Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in Primary A Shares of other Nations Funds (the "Underlying Funds") distributed by BACAP Distributors, LLC ("BACAP Distributors") and advised by Banc of America Capital Management, LLC ("BACAP"). The Portfolios currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. The Portfolios may, however, declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on exdividend date. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2.  INVESTMENT ADVISORY FEE, CO-ADMINISTRATION FEE AND RELATED PARTY
TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and paid monthly, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets (excluding LifeGoal Income Portfolio) and has agreed to bear any and all fees and expenses of the Portfolios (excluding LifeGoal Income Portfolio) (other than the investment advisory fee

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


payable under the Investment Advisory Agreement, taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). Under the terms of the Investment Advisory Agreement for LifeGoal Income Portfolio, BACAP is entitled to receive an advisory fee, calculated daily and paid monthly based on LifeGoal Income Portfolio's average daily net assets that are invested in direct securities or the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and/or High Income Portfolio (collectively referred to as the "Fixed Income Sector Portfolios") at the maximum annual rate of 0.50%. LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in the Nations Funds (Nations Funds do not include the Fixed Income Sector Portfolios.)

BACAP Distributors, a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. BACAP Distributors received no compensation for its services as administrator from the Portfolios (excluding LifeGoal Income Portfolio). Under the administration agreement, BACAP Distributors is entitled to receive an administration fee, calculated daily and paid monthly, at a maximum annual rate of 0.23% of the average daily net assets for the LifeGoal Income Portfolio. For the period ended September 30, 2004, BACAP Distributors earned 0.23% on LifeGoal Income Portfolio's assets that were invested in the Fixed Income Sector Portfolios and 0.13% on LifeGoal Income Portfolio's assets invested in the Nations Funds.

Bank of America serves as custodian of Funds Trust (excluding LifeGoal Income Portfolio) on behalf of the Portfolios' assets. The BNY serves as custodian of Funds Trust on behalf of LifeGoal Income Portfolio's assets.

PFPC Inc. serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A Shares. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Portfolios. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Portfolios for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                              SUB-TRANSFER
                                                               AGENT FEE
PORTFOLIO                                                        (000)
--------------------------------------------------------------------------
Growth......................................................      $ --
Balanced Growth.............................................        --
Income and Growth...........................................        --
Income......................................................         2

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
PORTFOLIO                                                      INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Growth......................................................      $476           $ --*         $108          $ 5
Balanced Growth.............................................       724             --           253           10
Income and Growth...........................................       197             --           113            7
Income......................................................        49              2             6            6

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets (excluding LifeGoal Growth, LifeGoal Balanced Growth, and LifeGoal Income and Growth). Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Reserves. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statement of operations for LifeGoal Income Portfolio. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of assets and liabilities for LifeGoal Income Portfolio.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the period ended September 30, 2004, BACAP Distributors agreed to waive 0.10% of its administration fees for LifeGoal Income Portfolio as a percentage of the LifeGoal Income Portfolio's average daily net assets that are invested in the Nations Funds.

BACAP and/or its affiliates may, from time to time, reduce its fee payable by each Portfolio. For the period ended September 30, 2004, BACAP agreed to waive 0.10% of its advisory fees for LifeGoal Income Portfolio as a percentage of the Portfolio's average daily net assets that were invested in direct securities or the Fixed Income Sector Portfolios. For the period ended September 30, 2004, BACAP voluntarily agreed to limit total annual operating expenses to 0.42% of LifeGoal Income Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Portfolio, and a combined distribution and shareholder servicing plan for the Investor A shares of each Portfolio. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                                 CURRENT RATE       PLAN
                                                              (AFTER FEE WAIVER)    LIMIT
                                                              ---------------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................         0.25%          0.25%
Investor B and Investor C Shareholder Servicing Plans.......         0.25%          0.25%
Investor B and Investor C Distribution Plans................         0.75%          0.75%

5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              --------------------
Growth......................................................   $36,888     $ 6,867
Balanced Growth.............................................    54,565      12,478
Income and Growth...........................................    17,865      14,608
Income......................................................    13,276      12,804

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. The Funds had no borrowings during the fiscal year or outstanding as of September 30, 2004.

8.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until BACAP determines that it is appropriate to dispose of such securities.

The Officers and Trustees of Funds Trust also serve as Officers and Trustees of the Underlying Funds. In addition, BACAP Distributors and BACAP are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BACAP. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. BACAP, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BACAP may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

9.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                                NET TAX
                                                                COST OF                                        UNREALIZED
                                                              INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/
                                                                FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)
                                                               PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS
PORTFOLIO                                                        (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Growth......................................................   $284,674        $23,431         $  (346)         $23,085
Balanced Growth.............................................    565,731         42,932          (1,479)          41,453
Income and Growth...........................................    180,196         10,214            (797)           9,417
Income......................................................     55,286            181            (216)             (35)

At March 31, 2004, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING    EXPIRING
                                                              IN 2010     IN 2011
                                                               (000)       (000)
                                                              --------------------
Growth......................................................   $5,242      $2,064

During the year ended March 31, 2004, the following Portfolios utilized capital losses as follows:

                                                                    CAPITAL
                                                                LOSSES UTILIZED
FUND                                                                 (000)
-------------------------------------------------------------------------------
Growth......................................................        $  431
Balanced Growth.............................................         1,337

10.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


LIFEGLSAR
(9/04)

                Nations Fixed Income
                Sector Portfolios
                ----------------------------------------------------------------
                Semiannual report for the period ended
                September 30, 2004

(NATIONS FUNDS LOGO)

CORPORATE BOND PORTFOLIO
HIGH INCOME PORTFOLIO
MORTGAGE- AND ASSET-BACKED PORTFOLIO

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending
December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP DISTRIBUTORS, LLC and Banc of America Capital
Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP
DISTRIBUTORS, LLC, member NASD, SIPC.

-------------------------------------------------------------------------------
   NOT FDIC INSURED            MAY LOSE VALUE              NO BANK GUARANTEE
-------------------------------------------------------------------------------

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Corporate Bond Portfolio                                       3
                                       High Income Portfolio                                          5
                                       Mortgage- and Asset-Backed Portfolio                           7
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                        9
                                       Statements of assets and liabilities                          19
                                       Statements of operations                                      20
                                       Statements of changes in net assets                           21
                                       Schedules of capital stock activity                           23
                                       Financial highlights                                          24
                                       Notes to financial statements                                 27

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS CORPORATE BOND PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
Actual......................................................    $1,000.00         $1,005.80               $ --
Hypothetical**..............................................    $1,000.00         $1,025.07               $ --

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS CORPORATE BOND PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

81.8%  Corporate bonds and notes
10.2%  Foreign bonds and notes
 5.1%  Sovereign government bonds and notes
 2.9%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  General Electric Capital Corporation,
                                                                                 MTN, Series A, 6.750% 03/15/32          2.1%
                                                                            -------------------------------------------------
                                                                              2  Bank One Corporation, 6.000% 08/01/08   1.9%
                                                                            -------------------------------------------------
                                                                              3  Deutsche Telekom International
                                                                                 Finance BV, 8.500% 06/15/10             1.8%
                                                                            -------------------------------------------------
                                                                              4  DaimlerChrysler NA Holdings
                                                                                 Corporation, 4.050% 06/04/08            1.5%
                                                                            -------------------------------------------------
                                                                              5  Citigroup Inc., 5.000% 09/15/14         1.5%
                                                                            -------------------------------------------------
                                                                              6  Ford Motor Credit Company, 7.375%
                                                                                 02/01/11                                1.5%
                                                                            -------------------------------------------------
                                                                              7  US Bank N.A., Minnesota, 6.375%
                                                                                 08/01/11                                1.5%
                                                                            -------------------------------------------------
                                                                              8  Goldman Sachs Group, Inc., 6.600%
                                                                                 01/15/12                                1.4%
                                                                            -------------------------------------------------
                                                                              9  International Lease Finance
                                                                                 Corporation, 3.500% 04/01/09            1.3%
                                                                            -------------------------------------------------
                                                                             10  Countrywide Home Loans, Inc., MTN,
                                                                                 Series J, 5.500% 08/01/06               1.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES IN WHICH THE PORTFOLIO
                                                                            INVESTS.

NATIONS HIGH INCOME PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
Actual......................................................    $1,000.00         $1,043.00              $  --
Hypothetical**..............................................    $1,000.00         $1,025.07              $  --

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS HIGH INCOME PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

80.1%  Corporate bonds and notes
 7.4%  Foreign bonds and notes
 3.0%  Mortgage-backed securities
 9.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Dow Jones CDX3 HY-B, 8.000% 12/29/09   22.8%
                                                                            -------------------------------------------------
                                                                              2  Atrium Companies, Inc., Series B,
                                                                                 10.500% 05/01/09                        4.4%
                                                                            -------------------------------------------------
                                                                              3  Building Materials Corporation of
                                                                                 America, Series B, 7.750% 07/15/05      3.7%
                                                                            -------------------------------------------------
                                                                              4  Choctaw Resort Development
                                                                                 Enterprise, 9.250% 04/01/09             3.5%
                                                                            -------------------------------------------------
                                                                              5  Park Place Entertainment Corporation,
                                                                                 7.875% 12/15/05                         3.4%
                                                                            -------------------------------------------------
                                                                              6  Toll Corporation, 8.000% 05/01/09       3.4%
                                                                            -------------------------------------------------
                                                                              7  Methanex Corporation, 7.750% 08/15/05   3.4%
                                                                            -------------------------------------------------
                                                                              8  Ryerson Tull, Inc., Class A, 9.125%
                                                                                 07/15/06                                3.3%
                                                                            -------------------------------------------------
                                                                              9  Beazer Homes USA, Inc., 6.500%
                                                                                 11/15/13                                3.3%
                                                                            -------------------------------------------------
                                                                             10  KB HOME, 5.750% 02/01/14                3.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE PORTFOLIO
                                                                            INVESTS.

NATIONS MORTGAGE- AND

ASSET-BACKED PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
Actual......................................................    $1,000.00         $1,014.60              $  --
Hypothetical**..............................................    $1,000.00         $1,025.07              $  --

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MORTGAGE- AND

ASSET-BACKED PORTFOLIO

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 99.1%  Mortgage-backed securities
 44.5%  U.S. government and agency obligations
  6.3%  U.S. Treasury obligations
  0.8%  Asset-backed securities
-50.7%  Other*

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.
* DUE TO THE TIMING AND NATURE OF
  THE PORTFOLIO'S LIABILITIES, TOTAL
  INVESTMENTS MAY EXCEED THE
  PORTFOLIO'S TOTAL NET ASSETS AT
  PERIOD END.


                                                                            TOP 10 LONG-TERM HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19   30.3%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 6.500% 07/12/34   25.2%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34   18.3%
                                                                            -------------------------------------------------
                                                                              4  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 06/15/33                         8.8%
                                                                            -------------------------------------------------
                                                                              5  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 12/01/33    6.8%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 5/10/34     5.8%
                                                                            -------------------------------------------------
                                                                              7  Federal National Mortgage Association
                                                                                 (FNMA), 4.375% 07/17/13                 4.0%
                                                                            -------------------------------------------------
                                                                              8  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 11/01/33    1.7%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Note, 1.625% 04/30/05     1.2%
                                                                            -------------------------------------------------
                                                                             10  U.S. Treasury Note, 4.000% 06/15/09     1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF SECURITIES IN WHICH THE PORTFOLIO
                                                                            INVESTS.

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 81.8%
            AEROSPACE AND DEFENSE -- 1.6%
 $    233   Boeing Company,
              5.125% 02/15/13.............................................   $   241
        8   General Dynamics Corporation,
              4.500% 08/15/10.............................................         8
      145   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................       170
      322   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................       370
      120   Raytheon Company,
              5.375% 04/01/13.............................................       125
                                                                             -------
                                                                                 914
                                                                             -------
            AUTOMOTIVE -- 5.7%
      839   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................       846
      231   Ford Motor Company,
              7.450% 07/16/31.............................................       227
      254   Ford Motor Credit Company,
              5.800% 01/12/09.............................................       263
      758   Ford Motor Credit Company,
              7.375% 02/01/11##...........................................       824
      178   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................       187
      399   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................       419
      190   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................       197
      251   General Motors Corporation,
              8.250% 07/15/23.............................................       264
                                                                             -------
                                                                               3,227
                                                                             -------
            BEVERAGES -- 1.3%
      245   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................       259
      449   Cadbury Schweppes plc,
              5.125% 10/01/13@............................................       455
                                                                             -------
                                                                                 714
                                                                             -------
            BROADCASTING AND CABLE -- 2.9%
      172   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................       195
      535   Liberty Media Corporation,
              3.500% 09/25/06.............................................       533
      192   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................       261
      440   Time Warner Inc.,
              9.125% 01/15/13##...........................................       551
      100   Time Warner Inc.,
              7.625% 04/15/31.............................................       115
                                                                             -------
                                                                               1,655
                                                                             -------
            CHEMICALS -- BASIC -- 0.7%
      248   The Dow Chemical Company,
              6.125% 02/01/11.............................................       271
       93   The Dow Chemical Company,
              7.375% 11/01/29.............................................       108
                                                                             -------
                                                                                 379
                                                                             -------

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 1.7%
 $    149   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................   $   150
       68   Eastman Chemical Company,
              3.250% 06/15/08.............................................        67
      240   Eastman Chemical Company,
              6.300% 11/15/18.............................................       257
       12   Monsanto Company,
              4.000% 05/15/08.............................................        12
      111   Praxair, Inc.,
              4.750% 07/15/07.............................................       115
      310   Praxair, Inc.,
              6.500% 03/01/08.............................................       339
                                                                             -------
                                                                                 940
                                                                             -------
            COMMERCIAL BANKING -- 12.7%
      286   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................       288
      987   Bank One Corporation,
              6.000% 08/01/08##...........................................     1,067
      119   Capital One Bank,
              5.000% 06/15/09.............................................       123
      237   Citigroup Inc.,
              6.000% 02/21/12.............................................       261
      829   Citigroup Inc.,
              5.000% 09/15/14@............................................       830
       75   City National Corporation,
              5.125% 02/15/13.............................................        75
      482   First Union National Bank,
              5.800% 12/01/08.............................................       518
      271   Golden West Financial Corporation,
              4.750% 10/01/12.............................................       273
      242   Key Bank N.A.,
              7.000% 02/01/11.............................................       271
      186   Mellon Funding Corporation,
              4.875% 06/15/07.............................................       194
       97   Mellon Funding Corporation,
              6.700% 03/01/08.............................................       108
      445   National City Bank,
              4.625% 05/01/13.............................................       439
      315   PNC Funding Corporation,
              5.750% 08/01/06.............................................       330
       20   Popular North America Inc.,
              4.250% 04/01/08.............................................        20
      312   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................       330
       87   Regions Financial Corporation,
              7.750% 09/15/24.............................................       107
       75   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................        75
       35   State Street Corporation,
              7.650% 06/15/10.............................................        42
        2   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................         2
      733   US Bank N.A., Minnesota,
              6.375% 08/01/11##...........................................       819
      421   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................       443

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $    587   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................   $   561
       42   Wells Fargo and Company,
              3.500% 04/04/08.............................................        42
                                                                             -------
                                                                               7,218
                                                                             -------
            COMMERCIAL SERVICES -- 0.5%
      244   Waste Management, Inc.,
              7.375% 08/01/10.............................................       282
                                                                             -------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
       30   International Business Machines Corporation,
              4.750% 11/29/12.............................................        30
      172   International Business Machines Corporation,
              6.500% 01/15/28.............................................       191
      140   International Business Machines Corporation,
              5.875% 11/29/32.............................................       145
                                                                             -------
                                                                                 366
                                                                             -------
            CONGLOMERATES -- 0.2%
       83   General Electric Company,
              5.000% 02/01/13.............................................        85
                                                                             -------
            CONSUMER CREDIT AND MORTGAGES -- 1.7%
      146   American Express Company,
              3.750% 11/20/07.............................................       147
      143   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................       138
      660   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       689
                                                                             -------
                                                                                 974
                                                                             -------
            DEPARTMENT AND DISCOUNT STORES -- 2.0%
      169   Target Corporation,
              5.400% 10/01/08.............................................       180
      314   Target Corporation,
              5.875% 03/01/12.............................................       342
      491   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................       513
       64   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................        66
       52   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        52
                                                                             -------
                                                                               1,153
                                                                             -------
            ELECTRIC POWER -- NON NUCLEAR -- 3.5%
       97   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        96
      111   Columbus Southern Power Company, Series D,
              6.600% 03/01/33.............................................       121

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
 $     31   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................   $    31
      140   Exelon Generation Company, LLC,
              5.350% 01/15/14.............................................       143
       12   New York State Electric & Gas,
              5.750% 05/01/23.............................................        12
       16   Ohio Edison Company,
              4.000% 05/01/08.............................................        16
      130   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................       132
      122   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................       123
       45   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        47
      433   Progress Energy, Inc.,
              6.050% 04/15/07.............................................       458
       26   PSEG Power LLC,
              5.500% 12/01/15.............................................        26
       94   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        95
      582   TXU Energy Company,
              7.000% 03/15/13##...........................................       658
                                                                             -------
                                                                               1,958
                                                                             -------
            ELECTRIC POWER -- NUCLEAR -- 4.0%
       93   American Electric Power Company, Inc.,
              5.250% 06/01/15.............................................        93
      293   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................       345
       60   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................        68
       35   Energy East Corporation,
              6.750% 06/15/12.............................................        39
       88   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        96
      201   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................       226
      507   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................       502
      156   Southern California Edison Company,
              5.000% 01/15/14.............................................       159
      104   Southern California Edison Company,
              6.000% 01/15/34.............................................       108
      255   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................       269
      126   Southern Power Company, Series B,
              6.250% 07/15/12.............................................       137
      180   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................       188
                                                                             -------
                                                                               2,230
                                                                             -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 1.4%
 $    100   Devon Energy Corporation,
              7.950% 04/15/32.............................................   $   124
      545   XTO Energy, Inc.,
              7.500% 04/15/12.............................................       640
                                                                             -------
                                                                                 764
                                                                             -------
            FINANCE -- MISCELLANEOUS -- 7.9%
      500   Associates Corporation of North America,
              6.950% 11/01/18.............................................       583
      193   CIT Group Inc.,
              7.375% 04/02/07.............................................       212
    1,032   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32##...........................................     1,187
      202   Household Finance Corporation,
              5.875% 02/01/09.............................................       218
      402   Household Finance Corporation,
              6.375% 11/27/12.............................................       445
      123   Household Finance Corporation,
              7.350% 11/27/32.............................................       147
      110   International Lease Finance Corporation,
              4.500% 05/01/08.............................................       114
      765   International Lease Finance Corporation,
              3.500% 04/01/09.............................................       748
      355   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................       352
      221   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................       237
      163   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................       211
                                                                             -------
                                                                               4,454
                                                                             -------
            FOOD AND DRUG STORES -- 1.2%
      384   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................       430
      202   The Kroger Company,
              6.800% 04/01/11.............................................       226
       12   The Kroger Company,
              6.750% 04/15/12.............................................        13
                                                                             -------
                                                                                 669
                                                                             -------
            HEALTH SERVICES -- 1.1%
      377   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................       398
      185   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................       204
                                                                             -------
                                                                                 602
                                                                             -------
            HEAVY MACHINERY -- 0.3%
      165   John Deere Capital Corporation,
              7.000% 03/15/12.............................................       191
                                                                             -------
            HOUSEHOLD PRODUCTS -- 0.3%
      136   Procter & Gamble Company,
              4.750% 06/15/07.............................................       142
                                                                             -------

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            INSURANCE -- 3.2%
 $     32   Hartford Life, Inc.,
              7.375% 03/01/31.............................................   $    38
        8   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         8
      152   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................       147
      110   MetLife, Inc.,
              5.375% 12/15/12.............................................       114
      235   MetLife, Inc.,
              6.500% 12/15/32.............................................       253
        3   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         3
       50   Principal Life Global,
              6.125% 03/01/06@............................................        52
      409   Principal Life Global,
              6.250% 02/15/12@............................................       453
       78   Progressive Corporation,
              6.250% 12/01/32.............................................        82
       52   Prudential Financial, Inc., MTN, Series B,
              4.500% 07/15/13.............................................        50
      399   Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................       443
       78   The Hartford Financial Services
              Group, Inc.,
              2.375% 06/01/06.............................................        77
       72   The Hartford Financial Services
              Group, Inc.,
              4.625% 07/15/13.............................................        71
       30   Unitrin Inc.,
              4.875% 11/01/10.............................................        30
                                                                             -------
                                                                               1,821
                                                                             -------
            INTEGRATED OIL -- 1.2%
      271   Conoco Funding Company,
              6.350% 10/15/11.............................................       302
      351   USX Corporation,
              6.650% 02/01/06.............................................       368
                                                                             -------
                                                                                 670
                                                                             -------
            INVESTMENT SERVICES -- 9.3%
      652   Bear Stearns Companies Inc.,
              4.500% 10/28/10.............................................       657
      210   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................       230
       30   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        32
      229   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................       249
      711   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................       794
       66   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................        70
      254   Goldman Sachs Group, Inc.,
              4.750% 07/15/13.............................................       249
      333   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................       338
      352   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................       388

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
 $    262   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................   $   310
      539   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................       584
      125   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................       125
       76   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        76
      247   Morgan Stanley,
              6.750% 04/15/11.............................................       277
      294   Morgan Stanley,
              6.600% 04/01/12.............................................       328
      518   Morgan Stanley,
              5.300% 03/01/13.............................................       531
                                                                             -------
                                                                               5,238
                                                                             -------
            METALS AND MINING -- 0.5%
      223   Alcoa Inc.,
              7.375% 08/01/10.............................................       260
                                                                             -------
            NATURAL GAS DISTRIBUTION -- 0.6%
      310   NiSource Finance Corporation,
              5.400% 07/15/14.............................................       317
       47   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................        49
                                                                             -------
                                                                                 366
                                                                             -------
            NATURAL GAS PIPELINES -- 2.1%
      418   Duke Capital LLC,
              4.370% 03/01/09.............................................       422
      340   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................       345
      346   Teppco Partners, LP,
              7.625% 02/15/12.............................................       401
                                                                             -------
                                                                               1,168
                                                                             -------
            OIL REFINING AND MARKETING -- 0.5%
      243   Valero Energy Corporation,
              6.875% 04/15/12.............................................       274
       13   Velero Energy Corporation,
              7.500% 04/15/32.............................................        15
                                                                             -------
                                                                                 289
                                                                             -------
            PAPER AND FOREST PRODUCTS -- 2.0%
      116   Champion International Corporation,
              7.350% 11/01/25.............................................       130
      402   International Paper Company,
              5.850%** 10/30/12...........................................       424
      368   MeadWestvaco Corporation,
              6.850% 04/01/12##...........................................       410
      145   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................       174
                                                                             -------
                                                                               1,138
                                                                             -------

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 1.1%
 $    135   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................   $   155
      125   News America Holdings Inc.,
              9.250% 02/01/13##...........................................       161
       22   News America Holdings Inc.,
              6.550% 03/15/33.............................................        23
      209   News America Holdings Inc.,
              8.150% 10/17/36##...........................................       260
                                                                             -------
                                                                                 599
                                                                             -------
            RAILROADS, TRUCKING AND SHIPPING -- 0.5%
      222   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11##...........................................       250
       21   Union Pacific Corporation,
              4.698% 01/02/24.............................................        20
                                                                             -------
                                                                                 270
                                                                             -------
            REAL ESTATE -- 1.2%
      208   EOP Operating LP,
              7.000% 07/15/11##...........................................       234
      443   EOP Operating LP,
              4.750% 03/15/14##...........................................       427
       11   ERP Operating LP,
              5.200% 04/01/13.............................................        11
                                                                             -------
                                                                                 672
                                                                             -------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.0%
      509   Camden Property Trust,
              5.375% 12/15/13##...........................................       513
      149   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................       162
      487   Simon Property Group, LP
              3.750% 01/30/09##...........................................       479
                                                                             -------
                                                                               1,154
                                                                             -------
            TELECOMMUNICATIONS SERVICES -- 6.3%
      152   AT&T Wireless Services Inc.,
              8.125% 05/01/12##...........................................       184
       69   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        91
       83   BellSouth Corporation,
              6.000% 10/15/11.............................................        90
      140   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................       143
      490   SBC Communications Inc.,
              5.750% 05/02/06##...........................................       512
       43   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        46
      562   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................       681
      310   Sprint Capital Corporation,
              8.750% 03/15/32.............................................       393
        7   Verizon Florida Inc., Series F,
              6.125% 01/15/13.............................................         7
      221   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................       265

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $    426   Verizon New England Inc.,
              6.500% 09/15/11.............................................   $   470
      644   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11##...........................................       680
                                                                             -------
                                                                               3,562
                                                                             -------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $45,270)..............................................    46,124
                                                                             -------
            FOREIGN BONDS AND NOTES -- 10.2%
            BROADCASTING AND CABLE -- 0.0%+
       11   Rogers Cable Inc.,
              6.250% 06/15/13.............................................        11
                                                                             -------
            BUILDING MATERIALS -- 0.3%
      184   Hanson Overseas BV,
              6.750% 09/15/05.............................................       191
                                                                             -------
            CHEMICALS -- SPECIALTY -- 0.0%+
       14   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................        14
                                                                             -------
            COMMERCIAL BANKING -- 0.6%
        6   Barclays Bank plc,
              7.400% 12/15/09.............................................         7
      322   Scotland International Finance,
              4.250% 05/23/13@............................................       309
                                                                             -------
                                                                                 316
                                                                             -------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
       42   Transalta Corporation,
              5.750% 12/15/13.............................................        43
                                                                             -------
            FOOD PRODUCTS -- 0.1%
       36   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        38
                                                                             -------
            INTEGRATED OIL -- 1.0%
       25   Pemex Project Funding Master Trust,
              7.875%** 02/01/09...........................................        28
      392   Pemex Project Funding Master Trust,
              8.625%** 02/01/22...........................................       446
       86   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................        88
                                                                             -------
                                                                                 562
                                                                             -------
            METALS AND MINING -- 1.3%
      288   Alcan Inc.,
              6.450% 03/15/11.............................................       321
       50   Alcan Inc.,
              7.250% 03/15/31.............................................        60
       87   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        88
       44   Codelco Inc.,
              5.500% 10/15/13@............................................        46

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
 $    111   Placer Dome Inc.,
              6.450% 10/15/35.............................................   $   117
       81   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................        78
                                                                             -------
                                                                                 710
                                                                             -------
            PUBLISHING AND ADVERTISING -- 0.5%
      299   Thomson Corporation,
              5.250% 08/15/13.............................................       309
                                                                             -------
            RAILROADS, TRUCKING AND SHIPPING -- 0.4%
      188   Canadian National Railway Company,
              6.900% 07/15/28.............................................       213
                                                                             -------
            TELECOMMUNICATIONS SERVICES -- 5.9%
      265   British Telecommunications, plc,
              7.875%** 12/15/05...........................................       281
      112   British Telecommunications, plc,
              8.375% 12/15/10.............................................       135
       43   British Telecommunications, plc,
              8.875% 12/15/30.............................................        56
      840   Deutsche Telekom International
              Finance BV,
              8.500%** 06/15/10##.........................................     1,006
      490   Deutsche Telekom International
              Finance BV,
              5.250% 07/22/13##...........................................       501
      370   France Telecom SA,
              8.500%** 03/01/11...........................................       443
      263   France Telecom SA,
              9.250%** 03/01/31...........................................       349
       80   Telefonos de Mexico, SA,
              4.500% 11/19/08.............................................        80
      452   Telus Corporation,
              7.500% 06/01/07##...........................................       496
                                                                             -------
                                                                               3,347
                                                                             -------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $5,652)...............................................     5,754
                                                                             -------
            SOVEREIGN GOVERNMENT BONDS
              AND NOTES -- 5.1%
      224   Hellenic Republic,
              6.950% 03/04/08.............................................       250
      443   Quebec (Province of),
              7.500% 09/15/29##...........................................       574
      157   Region of Lombardy,
              5.804% 10/25/32.............................................       166
      101   Republic of Chile,
              5.500% 01/15/13.............................................       105
      174   Republic of Poland,
              5.250% 01/15/14.............................................       180
      233   Republic of South Africa,
              6.500% 06/02/14.............................................       249
      523   United Mexican States,
              8.375% 01/14/11.............................................       613
      188   United Mexican States,
              6.375% 01/16/13.............................................       198

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Corporate Bond Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS
              AND NOTES -- (CONTINUED)
 $    524   United Mexican States,
              7.500% 04/08/33.............................................   $   551
                                                                             -------
            TOTAL SOVEREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $2,778)...............................................     2,886
                                                                             -------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.2%
              (Cost $680)
      680   Nations Cash Reserves, Capital Class Shares#..................       680
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $54,380*)...................................      98.3%   55,444
                                                                             -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       1.7%      935
                                                                             -------
            NET ASSETS..........................................     100.0%  $56,379
                                                                             =======

---------------

 * Federal income tax information (see Note 9).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 ##All or a portion of security segregated as collateral for futures contracts.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

High Income Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 80.1%
            AUTOMOTIVE -- 2.9%
 $    170   Tenneco Automotive Inc., Series B,
              11.625% 10/15/09##..........................................    $  179
                                                                              ------
            BUILDING MATERIALS -- 8.1%
      256   Atrium Companies, Inc., Series B,
              10.500% 05/01/09##..........................................       269
      225   Building Materials Corporation of America, Series B,
              7.750% 07/15/05##...........................................       229
                                                                              ------
                                                                                 498
                                                                              ------
            CHEMICALS -- BASIC -- 2.9%
      170   Lyondell Chemical Company, Series B,
              9.875% 05/01/07.............................................       180
                                                                              ------
            COMMERCIAL SERVICES -- 2.2%
      135   Browning-Ferris Industries, Inc.,
              7.875% 03/15/05.............................................       135
                                                                              ------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.9%
       56   Unisys Corporation,
              7.875% 04/01/08.............................................        58
                                                                              ------
            CONSTRUCTION -- 6.6%
      200   KB HOME,
              5.750% 02/01/14##...........................................       199
      200   Toll Corporation,
              8.000% 05/01/09##...........................................       208
                                                                              ------
                                                                                 407
                                                                              ------
            ELECTRIC POWER -- NON NUCLEAR -- 4.4%
      121   AES Corporation,
              8.500% 11/01/07##...........................................       124
      144   CMS Energy Corporation,
              7.000% 01/15/05##...........................................       145
                                                                              ------
                                                                                 269
                                                                              ------
            EXPLORATION AND PRODUCTION -- 1.6%
       93   Evergreen Resources, Inc.,
              5.875% 03/15/12.............................................        96
                                                                              ------
            FINANCE -- MISCELLANEOUS -- 23.9%
    1,400   Dow Jones CDX3 HY-B,
              8.000% 12/29/09@............................................     1,402
       59   Midland Funding II, Series A,
              11.750% 07/23/05............................................        62
                                                                              ------
                                                                               1,464
                                                                              ------
            FOOD PRODUCTS -- 2.6%
      148   United Agri Products,
              8.250% 12/15/11@............................................       160
                                                                              ------

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            HEAVY MACHINERY -- 1.8%
 $    103   AGCO Corporation,
              9.500% 05/01/08.............................................    $  111
                                                                              ------
            HOUSING AND FURNISHING -- 5.5%
      200   Beazer Homes USA, Inc.,
              6.500% 11/15/13##...........................................       204
      130   D.R. Horton, Inc.,
              10.500% 04/01/05............................................       135
                                                                              ------
                                                                                 339
                                                                              ------
            LODGING AND RECREATION -- 8.1%
      200   Choctaw Resort Development Enterprise,
              9.250% 04/01/09##...........................................       213
       71   Host Marriott Corporation, Series B,
              7.875% 08/01/08.............................................        73
      200   Park Place Entertainment Corporation,
              7.875% 12/15/05.............................................       211
                                                                              ------
                                                                                 497
                                                                              ------
            METALS AND MINING -- 3.3%
      194   Ryerson Tull, Inc., Class A,
              9.125% 07/15/06##...........................................       205
                                                                              ------
            NATURAL GAS DISTRIBUTION -- 0.6%
       34   Aquila, Inc.,
              6.875% 10/01/04.............................................        34
                                                                              ------
            PAPER AND FOREST PRODUCTS -- 0.6%
       43   Scotia Pacific Company LLC, Series B,
              7.110% 01/20/14.............................................        38
                                                                              ------
            SEMICONDUCTORS -- 2.2%
      129   Fairchild Semiconductor International, Inc.,
              10.500% 02/01/09............................................       138
                                                                              ------
            UTILITIES -- MISCELLANEOUS -- 1.9%
       57   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $58)
              4.000% 07/25/08(b)(c).......................................        58
       57   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $58)
              4.250% 07/25/08(b)(c).......................................        58
                                                                              ------
                                                                                 116
                                                                              ------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $4,858)...............................................     4,924
                                                                              ------
            FOREIGN BONDS AND NOTES -- 7.4%
            BROADCASTING AND CABLE -- 2.2%
      125   Alliance Atlantis Communications Inc.,
              13.000% 12/15/09##..........................................       135
                                                                              ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

High Income Portfolio

  SCHEDULE OF INVESTMENTS  (CONTINUED)        SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 3.3%
 $    200   Methanex Corporation,
              7.750% 08/15/05##...........................................    $  208
                                                                              ------
            NATURAL GAS PIPELINES -- 1.9%
      114   Gemstone Investors Ltd.,
              7.710% 10/31/04@............................................       114
                                                                              ------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $450).................................................       457
                                                                              ------
            MORTGAGE-BACKED SECURITIES -- 3.0%
              (Cost $179)
            FINANCE -- MISCELLANEOUS -- 3.0%
      180   Qwest Bank Loan Tranche,
              (purchased 06/05/03, cost $178)
              6.500% 06/30/07(b)(c).......................................       187
                                                                              ------

 SHARES
---------
            WARRANTS -- 0.0%+
              (Cost $0)
      225   Solutia Inc.,
              Expire 07/15/09!!(a)........................................         0++
                                                                              ------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 6.9%
              (Cost $423)
      423   Nations Cash Reserves, Capital Class Shares#..................       423
                                                                              ------
            TOTAL INVESTMENTS
              (Cost $5,910*)....................................      97.4%    5,991
                                                                              ------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................       2.6%      158
                                                                              ------
            NET ASSETS..........................................     100.0%   $6,149
                                                                              ======

---------------

 * Federal income tax information (see Note 9).

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 ##All or a portion of security segregated as collateral for swap contracts.

 (a)
   Fair valued security.

 (b)
   Restricted security.

 (c)
   Loan participation agreement.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Mortgage- and Asset-Backed Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.8%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
 $    213   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A2,
              1.260% 01/16/06##...........................................   $    213
      462   Daimler Chrysler Auto Trust, Series 2003-A, Class A2,
              1.520% 12/08/05##...........................................        462
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $675).................................................        675
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 99.1%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
      291   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17##...........................................        308
      304   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17##...........................................        314
      333   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27##...........................................         38
      304   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23##...........................................         25
                                                                             --------
                                                                                  685
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.1%
       78   6.500% 11/01/32##.............................................         82
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 88.9%
   24,203   5.000% 10/15/19(a)............................................     24,582
      132   7.000% 02/01/32-06/01/32##....................................        140
      493   6.500% 05/01/32-05/01/33##....................................        518
    6,773   5.500% 11/01/33-12/01/33##....................................      6,878
    4,682   5.500% 05/10/34(a)............................................      4,743
   15,000   5.000% 07/12/34(a)............................................     14,841
   19,500   6.500% 07/12/34(a)............................................     20,450
                                                                             --------
                                                                               72,152
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 9.3%
       23   7.000% 03/15/31...............................................         24
    7,015   5.500% 06/15/33##.............................................      7,155
      373   5.500% 07/19/33(a)............................................        379
                                                                             --------
                                                                                7,558
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $80,616)..............................................     80,477
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 44.5%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.1%
      200   Discount note 10/13/04........................................        200
    1,500   Discount note 10/14/04##......................................      1,499
                                                                             --------
                                                                                1,699
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- 6.5%
 $  1,500   Discount note 10/01/04##......................................   $  1,499
      800   Discount note 10/08/04##......................................        800
    1,500   Discount note 10/20/04##......................................      1,499
    1,500   Discount note 10/27/04##......................................      1,498
                                                                             --------
                                                                                5,296
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 10.1%
    1,500   Discount note 10/05/04##......................................      1,500
    1,500   Discount note 10/12/04##......................................      1,499
    1,500   Discount note 10/19/04##......................................      1,499
      200   Discount note 10/25/04........................................        200
    3,500   Discount note 10/26/04##......................................      3,495
                                                                             --------
                                                                                8,193
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 25.8%
    1,000   Discount note 10/01/04##......................................      1,000
    1,500   Discount note 10/04/04##......................................      1,500
    3,000   Discount note 10/08/04##......................................      2,999
    2,500   Discount note 10/12/04##......................................      2,499
    1,500   Discount note 10/13/04##......................................      1,499
    1,500   Discount note 10/15/04##......................................      1,499
      700   Discount note 10/18/04##......................................        699
    1,500   Discount note 10/21/04##......................................      1,499
    1,500   Discount note 10/26/04##......................................      1,498
    3,000   Discount note 10/27/04##......................................      2,996
    3,332   4.375% 07/17/13##.............................................      3,230
                                                                             --------
                                                                               20,918
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $36,044)..............................................     36,106
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 6.3%
            U.S. TREASURY BONDS -- 1.3%
      650   6.250% 08/15/23##.............................................        759
      230   6.875% 08/15/25##.............................................        289
                                                                             --------
                                                                                1,048
                                                                             --------
            U.S. TREASURY NOTES -- 5.0%
    1,000   1.625% 04/30/05##.............................................        998
      300   2.000% 05/15/06##.............................................        298
      800   3.000% 02/15/09##.............................................        792
      820   3.125% 04/15/09##.............................................        814
      900   4.000% 06/15/09##.............................................        926
      150   3.500% 08/15/09##.............................................        151
       50   4.250% 08/15/14##.............................................         51
                                                                             --------
                                                                                4,030
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,005)...............................................      5,078
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Mortgage- and Asset-Backed Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 38.2%
              (Cost $31,023)
   31,023   Nations Cash Reserves, Capital Class Shares#, ##..............   $ 31,023
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $153,363*)..................................     188.9%   153,359
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (88.9)%  (72,169)
                                                                             --------
            NET ASSETS..........................................     100.0%  $ 81,190
                                                                             ========

---------------

 *Federal income tax information (see Note 9).

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

##All or a portion of security segregated as collateral for futures contracts and TBA.

(a)
  TBA (To Be Announced) -- Securities purchased on a forward commitment basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                CORPORATE             HIGH          MORTGAGE- AND
                                                                   BOND              INCOME          ASSET-BACKED
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              ----------------------------------------------------
(IN THOUSANDS)
ASSETS:
Investments, at value (cost $54,380, $5,910 and $153,363,
  respectively).............................................  $       55,444     $        5,991     $      153,359
Cash........................................................              --                  1                  1
Unrealized appreciation on swap contracts...................              --                 18                 --
Receivable for investment securities sold...................           5,711                 --                 --
Dividends receivable........................................               1                  1                 39
Receivable for variation margin.............................              10                 --                  9
Interest receivable.........................................             829                142                290
                                                              --------------     --------------     --------------
    Total assets............................................          61,995              6,153            153,698
                                                              --------------     --------------     --------------
LIABILITIES:
Unrealized depreciation on swap contracts...................              --                 --                 --
Payable for investment securities purchased.................              --                 --            (65,015)
Payable for variation margin................................              (5)                --                 --
Payable for Fund shares redeemed............................          (5,611)                (4)            (7,349)
Accrued other liabilities...................................              --                 --               (144)
                                                              --------------     --------------     --------------
    Total liabilities.......................................          (5,616)                (4)           (72,508)
                                                              --------------     --------------     --------------
NET ASSETS..................................................  $       56,379     $        6,149     $       81,190
                                                              ==============     ==============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (distributions in excess
  of net investment income).................................  $            4     $          (86)    $           (7)
Accumulated net realized gain/(loss) on investments sold,
  swaps and futures contracts...............................            (219)               150                403
Net unrealized appreciation/(depreciation) on:
  Investments...............................................           1,064                 81                 (4)
  Swaps.....................................................              --                 18                 --
  Futures contracts.........................................             (34)                --                (50)
Paid-in capital.............................................          55,564              5,986             80,848
                                                              --------------     --------------     --------------
NET ASSETS..................................................  $       56,379     $        6,149     $       81,190
                                                              ==============     ==============     ==============
Net assets..................................................  $   56,379,082     $    6,149,313     $   81,190,050
Units of beneficial interest outstanding....................       5,442,546            614,394          8,062,260
Net asset value and redemption price per unit...............  $        10.36     $        10.01     $        10.07
                                                              ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                                CORPORATE             HIGH          MORTGAGE- AND
                                                                   BOND              INCOME          ASSET-BACKED
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $        1,396     $          212     $          816
Dividends (Net of foreign withholding taxes of $0, $0 and
  $0, respectively).........................................              --                  1                 --
Dividend from affiliated funds..............................               9                  3                180
                                                              --------------     --------------     --------------
    Total investment income.................................           1,405                216                996
                                                              --------------     --------------     --------------
NET INVESTMENT INCOME.......................................           1,405                216                996
                                                              --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................             (69)                93                595
  Futures contracts.........................................            (142)               (29)               (22)
  Written options...........................................              --                 --                 (9)
  Swap contracts............................................              --                 86                 11
                                                              --------------     --------------     --------------
Net realized gain/(loss) on investments.....................            (211)               150                575
                                                              --------------     --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................            (812)              (120)              (247)
  Futures contracts.........................................              43                 --                (20)
  Swap contracts............................................              --                 18                  2
                                                              --------------     --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (769)              (102)              (265)
                                                              --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (980)                48                310
                                                              --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $          425     $          264     $        1,306
                                                              ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                  CORPORATE BOND PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                9/30/2004          YEAR ENDED
                                                               (UNAUDITED)         3/31/2004
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $        1,405     $        1,630
Net realized gain/(loss) on investments.....................            (211)               334
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (769)             1,506
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................             425              3,470
Distributions to shareholders from net investment income....          (1,410)            (1,657)
Distributions to shareholders from net realized gain on
  investments...............................................            (195)              (150)
Net increase/(decrease) in net assets from Portfolio share
  transactions..............................................          (3,634)            44,758
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................          (4,814)            46,421
NET ASSETS:
Beginning of period.........................................          61,193             14,772
                                                              --------------     --------------
End of period...............................................  $       56,379     $       61,193
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $            4     $            9
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MORTGAGE- AND
                 HIGH INCOME PORTFOLIO                                   ASSET-BACKED PORTFOLIO
    ------------------------------------------------        ------------------------------------------------
         SIX MONTHS                                              SIX MONTHS
           ENDED                                                   ENDED
         9/30/2004                   YEAR ENDED                  9/30/2004                   YEAR ENDED
        (UNAUDITED)                  3/31/2004                  (UNAUDITED)                  3/31/2004
------------------------------------------------------------------------------------------------------------

       $          216              $          723              $          996              $        1,079
                  150                         705                         575                       1,102

                 (102)                         32                        (265)                        219
       --------------              --------------              --------------              --------------

                  264                       1,460                       1,306                       2,400
                 (302)                       (854)                     (1,003)                     (1,091)

                 (244)                       (404)                     (1,246)                        (94)

               (1,252)                     (5,162)                     (4,278)                     75,991
       --------------              --------------              --------------              --------------
               (1,534)                     (4,960)                     (5,221)                     77,206

                7,683                      12,643                      86,411                       9,205
       --------------              --------------              --------------              --------------
       $        6,149              $        7,683              $       81,190              $       86,411
       ==============              ==============              ==============              ==============

       $          (86)             $           --              $           (7)             $           --
       ==============              ==============              ==============              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                       CORPORATE BOND PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
Sold........................................................   1,484    $ 15,101       6,309    $ 65,226
Issued as reinvestment of dividends.........................      16         164          19         196
Redeemed....................................................  (1,840)    (18,899)     (1,975)    (20,664)
                                                              ------    --------      ------    --------
Net increase................................................    (340)   $ (3,634)      4,353    $ 44,758
                                                              ======    ========      ======    ========

                                                                        HIGH INCOME PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
Sold........................................................     155    $  1,555       1,298    $ 13,540
Issued as reinvestment of dividends.........................      20         199          72         747
Redeemed....................................................    (299)     (3,006)     (1,867)    (19,449)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................    (124)   $ (1,252)       (497)   $ (5,162)
                                                              ======    ========      ======    ========

                                                                 MORTGAGE- AND ASSET-BACKED PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
Sold........................................................   2,524    $ 25,182      10,498    $105,472
Issued as reinvestment of dividends.........................      32         313           6          60
Redeemed....................................................  (2,977)    (29,773)     (2,927)    (29,541)
                                                              ------    --------      ------    --------
Net increase................................................    (421)   $ (4,278)      7,577    $ 75,991
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Corporate Bond Portfolio

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                                            SIX MONTHS ENDED
                                                               9/30/2004            YEAR ENDED        PERIOD ENDED
                                                              (UNAUDITED)           3/31/2004          3/31/2003*
                                                            ------------------------------------------------------
Net asset value, beginning of period....................        $ 10.58              $ 10.33            $ 10.00
                                                                -------              -------            -------
Investment income from operations:
Net investment income#..................................           0.24                 0.46               0.41
Net realized and unrealized gain on investments.........          (0.19)                0.33               0.27
                                                                -------              -------            -------
Net increase in net assets resulting from investment
  operations............................................           0.05                 0.79               0.68
                                                                -------              -------            -------
Distributions to shareholders:
Dividends from net investment income....................          (0.24)               (0.47)             (0.26)
Distributions from net realized gains...................          (0.03)               (0.07)             (0.09)
                                                                -------              -------            -------
Total dividends and distributions.......................          (0.27)               (0.54)             (0.35)
                                                                -------              -------            -------
Net asset value, end of period..........................        $ 10.36              $ 10.58            $ 10.33
                                                                =======              =======            =======
Total return++..........................................           0.58%                7.83%              6.99%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........................        $56,379              $61,193            $14,772
Ratio of net investment income to average net assets....           4.62%+               4.40%              4.33%+
Portfolio turnover rate.................................             26%                 126%               183%

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 * Portfolio commenced operations on August 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

High Income Portfolio

  FINANCIAL HIGHLIGHTS (CONTINUED)


For a share outstanding throughout each period.

                                                            SIX MONTHS ENDED
                                                               9/30/2004            YEAR ENDED        PERIOD ENDED
                                                              (UNAUDITED)           3/31/2004          3/31/2003*
                                                            ------------------------------------------------------
Net asset value, beginning of period....................         $10.41               $10.24            $ 10.00
                                                                 ------               ------            -------
Investment income from operations:
Net investment income#..................................           0.32                 0.71               0.32
Net realized and unrealized gain on investments.........           0.09                 0.73               0.27
                                                                 ------               ------            -------
Net increase in net assets resulting from investment
  operations............................................           0.41                 1.44               0.59
                                                                 ------               ------            -------
Distributions to shareholders:
Dividends from net investment income....................          (0.45)               (0.86)             (0.34)
Distributions from net realized gains...................          (0.36)               (0.41)             (0.01)
                                                                 ------               ------            -------
Total dividends and distributions.......................          (0.81)               (1.27)             (0.35)
                                                                 ------               ------            -------
Net asset value, end of period..........................         $10.01               $10.41            $ 10.24
                                                                 ======               ======            =======
Total return++..........................................           4.30%               14.72%              6.02%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........................         $6,149               $7,683            $12,643
Ratio of net investment income to average net assets....           6.35%+               6.86%              5.64%+
Portfolio turnover rate.................................            105%                 211%                84%

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 * Portfolio commenced operations on August 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Mortgage- and Asset-Backed Portfolio

  FINANCIAL HIGHLIGHTS (CONTINUED)


For a share outstanding throughout each period.

                                                              SIX MONTHS ENDED
                                                                 9/30/2004            YEAR ENDED        PERIOD ENDED
                                                                (UNAUDITED)           3/31/2004          3/31/2003*
                                                              ------------------------------------------------------
Net asset value, beginning of period......................        $ 10.19              $ 10.15             $10.00
                                                                  -------              -------             ------
Investment income from operations:
Net investment income#....................................           0.12                 0.22               0.17
Net realized and unrealized gain on investments...........           0.02                 0.13               0.14
                                                                  -------              -------             ------
Net increase in net assets resulting from investment
  operations..............................................           0.14                 0.35               0.31
                                                                  -------              -------             ------
Distributions to shareholders:
Dividends from net investment income......................          (0.12)               (0.22)             (0.10)
Distributions from net realized gains.....................          (0.14)               (0.09)             (0.06)
                                                                  -------              -------             ------
Total dividends and distributions.........................          (0.26)               (0.31)             (0.16)
                                                                  -------              -------             ------
Net asset value, end of period............................        $ 10.07              $ 10.19             $10.15
                                                                  =======              =======             ======
Total return++............................................           1.46%                3.53%              3.08%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................        $81,190              $86,411             $9,205
Ratio of net investment income to average net assets......           2.28%+               2.26%              1.82%+
Portfolio turnover rate...................................            420%                 941%               688%

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

 # Per share net investment income has been calculated using the monthly average shares method.

 * Portfolio commenced operations on August 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain to the following portfolios of Funds Trust:
Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and High Income Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Income Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolios' return. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Portfolio's objective. Call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price. In the case of put options, a Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolios may also write combinations of covered puts and calls on the same underlying security. When a Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Portfolios typically receive a premium from writing a put or call option, which would increase the Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Portfolio.

Swaps: The Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Portfolio will succeed in pursuing contractual remedies. A Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Portfolios may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Mortgage- and Asset-Backed Portfolio had dollar rolls outstanding as of September 30, 2004, which are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income monthly. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2.  INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. BACAP does not receive any fee for its investment advisory services and has agreed to bear all fees and expenses of the Portfolios, except taxes, brokerage fees and commission costs, including interest expenses of borrowing

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


money, extraordinary expenses, and any applicable rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors does not receive any fee for its services. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors.

The Portfolios do not incur any fees or expenses except taxes, brokerage fees and commission costs, including interest expense of borrowing money, extraordinary expenses, and any applicable rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Portfolios' shares.

BACAP Distributors serves as distributor of the Portfolios' shares. BACAP Distributors does not receive a fee for its services as distributor.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

A significant portion of the Portfolios represent investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

The Portfolios have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in Nations Cash Reserves. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Corporate Bond..............................................        $   1                  $ 1
High Income.................................................           --*                  --*
Mortgage- and Asset-Backed..................................           19                   10

---------------

 *Amount represents less than $500.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Corporate Bond..............................................   $  4,936     $ 6,468
High Income.................................................      5,703       6,633
Mortgage- and Asset-Backed..................................         --          30

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES      SALES
                                                                (000)        (000)
                                                              ----------------------
Corporate Bond..............................................  $   9,926    $  10,588
High Income.................................................         --          247
Mortgage- and Asset-Backed..................................    376,992      374,252

4.  FUTURES CONTRACTS

At September 30, 2004, the following Portfolios had futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO:
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2004 (a).........................................      15            $ 3,170             $ 3,169             $ (1)
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      13              1,429               1,459               30
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (54)            (6,025)             (6,081)             (56)
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (10)            (1,101)             (1,108)              (7)
                                                                                                                        ----
  Total net unrealized depreciation.........................                                                            $(34)
                                                                                                                        ====
MORTGAGE- AND ASSET-BACKED PORTFOLIO:
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      10            $ 1,102             $ 1,107             $  5
U.S. 20 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      (7)              (770)               (785)             (15)
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (36)            (4,015)             (4,055)             (40)
                                                                                                                        ----
  Total net unrealized depreciation.........................                                                            $(50)
                                                                                                                        ====

---------------

(a)Securities have been segregated as collateral for the Portfolios' open futures contracts.

5.  WRITTEN OPTIONS

Written options for the Mortgage- and Asset-Backed Portfolio for the six months ended September 30, 2004 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS*     (000)
------------------------------------------------------------------------------------
Outstanding at March 31, 2004...............................       --         $--
Contracts opened............................................     0.14           1
Contracts closed............................................       --          --
Contracts expired...........................................    (0.14)         (1)
                                                                -----         ---
Outstanding at September 30, 2004...........................       --          --
                                                                =====         ===

---------------

 *1 contract = $1,000,000 notional amount.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


6.  SWAP CONTRACTS

At September 30, 2004, the following Portfolio had swap contracts outstanding:

                                                                                                             UNREALIZED
                                                        NOTIONAL                           PAYMENTS        APPRECIATION/
                                                         AMOUNT     PAYMENTS MADE BY      RECEIVED BY      (DEPRECIATION)
DESCRIPTION                                              (000)       THE PORTFOLIO       THE PORTFOLIO         (000)
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:                                                                  Lehman Brothers
Contract with Bear Stearns, effective March 31, 2004,                1-month LIBOR      U.S. High Yield
  expiring October 1, 2004(a).........................  $2,233           +0.40%              Index           $18
                                                                                                           ========

---------------

(a)Fair value.

7.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. See Schedules of capital stock activity.

8.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Portfolios had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
High Income Portfolio.......................................       $4           1.49%

---------------

 *The average amount outstanding was based on daily balances in the period.

9.  INCOME TAXES

Information on the tax components of capital at September 30, 2004 is as follows:

                                                                                                                      NET TAX
                                                                                                    NET TAX          UNREALIZED
                                                    COST OF                                        UNREALIZED      APPRECIATION/
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/     (DEPRECIATION)
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)    ON DERIVATIVE
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS      SECURITIES
PORTFOLIO                                            (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond..................................   $ 54,380         $1,163          $ (99)           $1,064             $(34)
High Income.....................................      5,910             87             (6)               81               18
Mortgage- and Asset-Backed......................    153,363            177           (181)               (4)             (50)

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Portfolios elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                                  CAPITAL
                                                              LOSSES DEFERRED
PORTFOLIO                                                          (000)
-----------------------------------------------------------------------------
Corporate Bond..............................................       $ 79
Mortgage- and Asset-Backed..................................        202

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

10.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

ITEM 2.  CODE OF ETHICS.

         Not Applicable for this semi-annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable for this semi-annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for this semi-annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

              The following material changes have been made to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

              The registrant does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the Investment Company Act of 1940. However, the Board of Trustees' Governance Committee will consider Trustee candidates submitted by shareholders or from other sources as it deems appropriate. Any recommendation should be submitted to Nations Funds, c/o Secretary, at the principal address shown on its most current registration statement. Any submission should include at a minimum the following information: as to each individual proposed for election as a Trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Nations Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of Trustees in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).

              Shareholder submissions will be considered for inclusion in the proxy statement only if submitted by a date not earlier than the 365th calendar day before, and not later than the 60th calendar day before, the date on which the Board has set a meeting date for the shareholder meeting at which the election of Trustees is to be considered. Because the registrant does not hold regular shareholder meetings, no anticipated date of the next meeting can be provided. The submission of a proposal does not guarantee its inclusion in a proxy statement and is subject to the limitations of the federal securities laws.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                  Nations Funds has adopted enhanced procedures for the classification in the Funds' tax returns of distributions from Reits constituting returns of capital.



ITEM 11.  EXHIBITS.

          EX-99.CERT
               A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          EX-99.906CERT
               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nations Funds Trust
            ---------------------------------------------------
By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  December 9, 2004

By:  /s/ Gerald Murphy
     Gerald Murphy
     Chief Financial Officer and Treasurer

Date:  December 9, 2004

* Print the name and title of each signing officer under his or her signature.